UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-6067

DIMENSIONAL INVESTMENT GROUP INC.
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Santa Monica, CA		90401
(Address of principal executive offices)		(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary Dimensional Investment Group Inc., 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant's telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2006

ITEM 1.                  SCHEDULE OF INVESTMENTS.

Dimensional Investment Group Inc.

Form N-Q

February 28, 2006

(Unaudited)

Table of Contents

Definitions of Abbreviations and Footnotes

Schedules of Investments
U.S. Large Cap Value Portfolio II
U.S. Large Cap Value Portfolio III
LWAS/DFA U.S. High Book to Market Portfolio
DFA International Value Portfolio
DFA International Value Portfolio II
DFA International Value Portfolio III
DFA International Value Portfolio IV
U.S. Large Company Institutional Index Portfolio
Tax-Managed U.S. Marketwide Value Portfolio II
Emerging Markets Portfolio II
U.S. Small Cap Value Portfolio II
LWAS/DFA Two-Year Fixed Income Portfolio
LWAS/DFA Two-Year Government Portfolio
Global Equity Portfolio
Global 60/40 Portfolio
Global 25/75 Portfolio

Notes to Schedules of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

The DFA Investment Trust Company

Schedules of Investments
The U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. Small Cap Value Series
The U.S. Small Cap Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The DFA Two-Year Global Fixed Income Series
The Tax-Managed U.S. Marketwide Value Series

Notes to Schedules of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

DFA Investment Dimensions Group Inc.

Schedules of Investments
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
DFA Real Estate Securities Portfolio
Large Cap International Portfolio
International Core Equity Portfolio
Emerging Markets Core Equity Portfolio
DFA Five-Year Global Fixed Income Portfolio

Notes to Schedules of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

Dimensional Emerging Markets Value Fund Inc.

Schedule of Investments

Notes to Schedule of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

FHLMC	Federal Home Loan Mortgage Corporation
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TIPS	Treasury Inflation-Protected Securities
ADR	American Depositary Receipt

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Security.
#	Total or Partial Securities on Loan.
(R)	Restricted Security.
Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
^	Denominated in local currency or the Euro, unless otherwise noted.
(A)	Denominated in U.S. Dollars.
•	Denominated in Canadian Dollars.
@	Denominated in Euro Currency.
Denominated in Japanese Yen.
Denominated in Swedish Krona.
Denominated in Swiss Francs.
Denominated in Danish Krone.

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

U.S. LARGE CAP VALUE PORTFOLIO II

February 28, 2006

 (Unaudited)

	Shares	Value†
Investments in Affiliated Investment Companies (100.0%):
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	18,791,223	$395,367,332

Total Investments in Affiliated Investment Companies (Cost $320,713,605)##		$395,367,332

U.S. LARGE CAP VALUE PORTFOLIO III

February 28, 2006

(Unaudited)

	Shares	Value†
Investments in Affiliated Investment Companies (100.0%):
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	57,965,692	$1,219,598,160

Total Investments in Affiliated Investment Companies (Cost $868,976,562)##		$1,219,598,160

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

February 28, 2006

(Unaudited)

	Shares	Value†
Investments in Affiliated Investment Companies (100.0%):
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	5,240,272	$110,255,323

Total Investments in Affiliated Investment Companies (Cost $71,126,491)##		$110,255,323

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

DFA INTERNATIONAL VALUE PORTFOLIO

February 28, 2006

(Unaudited)

	Shares	Value†
Investments in Affiliated Investment Companies (100.0%):
Investment in The DFA International Value Series of The DFA Investment Trust Company	163,760,274	$3,103,257,192

Total Investments in Affiliated Investment Companies (Cost $2,272,895,043)##		$3,103,257,192

DFA INTERNATIONAL VALUE PORTFOLIO II

February 28, 2006

(Unaudited)

	Shares	Value†
Investments in Affiliated Investment Companies (100.0%):
Investment in The DFA International Value Series of The DFA Investment Trust Company	23,698,319	$449,083,145

Total Investments in Affiliated Investment Companies (Cost $342,849,336)##		$449,083,145

DFA INTERNATIONAL VALUE PORTFOLIO III

February 28, 2006

(Unaudited)

	Shares	Value†
Investments in Affiliated Investment Companies (100.0%):
Investment in The DFA International Value Series of The DFA Investment Trust Company	42,106,438	$797,917,000

Total Investments in Affiliated Investment Companies (Cost $492,385,380)##		$797,917,000

DFA INTERNATIONAL VALUE PORTFOLIO IV

February 28, 2006

 (Unaudited)

	Shares	Value†
Investments in Affiliated Investment Companies (100.0%):
Investment in The DFA International Value Series of The DFA Investment Trust Company	20,124,811	$381,365,168

Total Investments in Affiliated Investment Companies (Cost $255,088,663)##		$381,365,168

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

February 28, 2006

 (Unaudited)

Value†
Investments in Affiliated Investment Companies (100.0%):
Investment in The U.S. Large Company Series of The DFA Investment Trust Company	$733,520,050

Total Investments in Affiliated Investment Companies (Cost $567,313,930)##	$733,520,050

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

February 28, 2006

(Unaudited)

Value†
Investments in Affiliated Investment Companies (100.0%):
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$807,192,427

Total Investments in Affiliated Investment Companies (Cost $547,941,581)##	$807,192,427

EMERGING MARKETS PORTFOLIO II

February 28, 2006

(Unaudited)

Value†
Investments in Affiliated Investment Companies (100.0%):
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$42,242,562

Total Investments in Affiliated Investment Companies (Cost $23,759,273)##	$42,242,562

U.S. SMALL CAP VALUE PORTFOLIO II

February 28, 2006

(Unaudited)

	Shares	Value†
Investments in Affiliated Investment Companies (100.0%):
Investment in The U.S. Small Cap Value Series of The DFA Investment Trust Company	28,482,821	$666,498,011

Total Investments in Affiliated Investment Companies (Cost $517,893,509)##		$666,498,011

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

	Face Amount	Value †
	(000)
UNITED STATES — (59.2%)
AGENCY OBLIGATIONS — (31.0%)
Federal Farm Credit Bank
2.600%, 09/07/06	$1,700	$1,680,426
2.750%, 09/29/06	4,400	4,346,896
Federal Home Loan Bank
2.625%, 10/16/06	6,500	6,410,040
Federal Home Loan Mortgage Corporation
2.750%, 10/15/06	6,200	6,119,264
Federal National Mortgage Association
3.625%, 03/15/07	6,300	6,215,952
TOTAL AGENCY OBLIGATIONS		24,772,578

BONDS — (27.6%)
Bank of America Corp.
5.250%, 02/01/07	2,300	2,303,243
Citigroup, Inc.
5.000%, 03/06/07	2,200	2,196,460
General Electric Capital Corp.
2.970%, 07/26/06	2,300	2,282,899
KFW International Finance, Inc.
5.250%, 06/28/06	2,000	2,001,296
Landesbank Baden-Wuerttemberg
4.150%, 03/30/07	2,200	2,165,172
Pfizer, Inc.
2.500%, 03/15/07	2,300	2,239,020
Toyota Motor Credit Corp.
3.000%, 06/09/06	2,000	1,990,138
US Bank NA
2.850%, 11/15/06	2,300	2,265,121
Wal-Mart Stores, Inc.
5.450%, 08/01/06	2,300	2,305,030
Wells Fargo & Co.
5.125%, 02/15/07	2,300	2,296,313
TOTAL BONDS		22,044,692

COMMERCIAL PAPER — (0.6%)
Sigma Finance Corp.
4.670%, 10/26/06	500	483,536
TOTAL — UNITED STATES		47,300,806

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (11.5%)
BONDS — (11.5%)

1

Asian Development Bank
4.875%, 02/05/07	2,300	2,298,721
European Bank For Reconstruction & Development
5.375%, 06/15/06	2,300	2,302,746
European Investment Bank
3.000%, 08/15/06	2,300	2,281,853
International Finance Corp.
4.750%, 04/30/07	2,300	2,286,313
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		9,169,633

CANADA — (11.4%)
BONDS — (11.4%)
British Columbia, Province of
4.625%, 10/03/06	2,300	2,295,257
Canadian Government
6.750%, 08/28/06	2,300	2,320,249
Manitoba, Province of
4.250%, 11/20/06	2,300	2,287,870
Ontario, Province of
2.650%, 12/15/06	2,300	2,258,853
TOTAL — CANADA		9,162,229

GERMANY — (3.0%)
BONDS — (3.0%)
Landwirtschaft Rentenbank
4.500%, 10/23/06	2,400	2,395,037

AUSTRIA — (2.9%)
BONDS — (2.9%)
Oesterreichische Kontrollbank AG
5.125%, 03/20/07	2,300	2,307,813

NORWAY — (2.9%)
BONDS — (2.9%)
Eksportfinans ASA
5.750%, 06/06/06	2,300	2,304,462

SPAIN — (2.9%)
BONDS — (2.9%)
Instituto de Credito Oficial
4.625%, 11/29/06	2,300	2,290,198

UNITED KINGDOM — (2.8%)
BONDS — (2.8%)
BP Capital Markets P.L.C.
2.750%, 12/29/06	2,300	2,260,180

SWEDEN — (2.7%)
BONDS — (2.7%)

2

Swedish Export Credit Corp.
2.875%, 01/26/07	2,200	2,164,441

TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $591,000 FHLMC Notes 4.00%, 09/22/09, valued at $582,874) to be repurchased at $574,070	574	574,000

TOTAL INVESTMENTS - (100.0%)
(Cost $80,716,539)##		$79,928,799

3

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

	Face Amount	Value †
	(000)
AGENCY OBLIGATIONS — (99.4%)
Federal Farm Credit Bank
2.600%, 05/19/06	$10,300	$10,250,436
2.250%, 09/01/06	600	592,295
2.750%, 09/29/06	21,240	20,983,655
1.875%, 01/16/07	800	779,262
Federal Home Loan Bank
2.875%, 08/15/06	5,400	5,351,600
2.625%, 10/16/06	9,800	9,664,368
3.125%, 11/15/06	1,100	1,086,489
3.875%, 12/01/06	2,000	1,984,666
3.375%, 02/23/07	22,200	21,868,687
TOTAL AGENCY OBLIGATIONS		72,561,458

TEMPORARY CASH INVESTMENTS — (0.7%)

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $491,000 FHLMC Notes 4.00%, 09/22/09, valued at $484,429) to be repurchased at $477,058	477	477,000

TOTAL INVESTMENTS — (100.0%)
(Cost $73,703,849)##		$73,038,458

1

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULE OF INVESTMENTS

GLOBAL EQUITY PORTFOLIO

February 28, 2006

(Unaudited)

Value†
Investments in Affiliated Investment Companies (99.8%):

Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc. (12,420,367 Shares)	$133,022,131

Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc. (8,649,138 Shares)	97,735,259

Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc. (8,856,245 Shares)	93,876,197

Investment in The U.S. Large Company Series of The DFA Investment Trust Company	66,682,621

Investment in The U.S. Small Cap Series of The DFA Investment Trust Company (3,694,909 Shares)	62,702,606

Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (2,799,158 Shares).	58,894,284

Investment in The DFA International Value Series of The DFA Investment Trust Company (1,465,803 Shares)	27,776,967

Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc. (1,365,029 Shares)	18,141,235

Investment in the Large Cap International Portfolio of DFA Investment Dimensions Group Inc. (730,969 Shares).	15,262,633

Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc. (447,355 Shares)	12,270,948

Investment in Dimensional Emerging Markets Value Fund Inc. (155,112 Shares)	6,081,942

Investment in The Continental Small Company Series of The DFA Investment Trust Company	5,437,737

Investment in The Emerging Markets Series of The DFA Investment Trust Company	4,340,803

Investment in The Japanese Small Company Series of The DFA Investment Trust Company	3,927,114

Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	2,092,623

Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,998,801

Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	1,179,702

Total Investments in Affiliated Investment Companies
(Cost $494,066,340)	611,423,603

	Face
	Amount
	(000)
Temporary Cash Investments (0.2%)
Repurchase Agreement, PNC Capital Markets Inc. 4.40%, 03/01/06 (Collateralized by $1,261,000 FHLMC Note 4.00%, 09/22/09, valued at $1,243,661) to be repurchased at $1,225,150 (Cost $1,225,000)	$1,225	1,225,000

Total Investments (100.0%) (Cost $495,291,340)##		$612,648,603

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULE OF INVESTMENTS

GLOBAL 60/40 PORTFOLIO

February 28, 2006

(Unaudited)

Value†
Investments in Affiliated Investment Companies (99.9%):

Investment in The DFA Two-Year Global Fixed Income Series of The DFA Investment Trust Company (7,834,251 Shares)	$77,480,742

Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc. (7,566,188 Shares)	77,477,765

Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc. (5,099,280 Shares)	54,613,289

Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc. (4,874,533 Shares)	51,670,050

Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc. (3,525,717 Shares)	39,840,602

Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (1,013,550 Shares)	21,325,092

Investment in The U.S. Small Cap Series of The DFA Investment Trust Company (974,009 Shares)	16,528,933

Investment in The U.S. Large Company Series of The DFA Investment Trust Company	12,205,002

Investment in The DFA International Value Series of The DFA Investment Trust Company (525,064 Shares)	9,949,963

Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc. (540,261 Shares)	7,180,069

Investment in the Large Cap International Portfolio of DFA Investment Dimensions Group Inc. (244,242 Shares)	5,099,773

Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc. (168,173 Shares)	4,612,985

Investment in Dimensional Emerging Markets Value Fund Inc. (56,963 Shares)	2,233,519

Investment in The Emerging Markets Series of The DFA Investment Trust Company	1,427,380

Investment in The Continental Small Company Series of The DFA Investment Trust Company	1,309,742

Investment in The Japanese Small Company Series of The DFA Investment Trust Company	1,053,787

Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	685,864

Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	527,487

Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	254,504

Total Investments in Affiliated Investment Companies (Cost $362,583,715)	385,476,548

	Face
	Amount
	(000)
Temporary Cash Investments (0.1%):
Repurchase Agreement, PNC Capital Markets Inc. 4.40%, 03/01/06 (Collateralized by $453,000 FHLMC Note 4.00%, 09/22/09, valued at $446,771) to be repurchased at $440,054 (Cost $440,000)	$440	440,000

Total Investments (100.0%) (Cost $363,023,715)##		$385,916,548

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULE OF INVESTMENTS

GLOBAL 25/75 PORTFOLIO

February 28, 2006

(Unaudited)

Value†
Investments in Affiliated Investment Companies (99.5%):

Investment in The DFA Two-Year Global Fixed Income Series of The DFA Investment Trust Company (2,727,560 Shares)	$26,975,568

Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc. (2,634,240 Shares)	26,974,618

Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc. (573,612 Shares)	6,143,385

Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc. (293,637 Shares)	3,318,098

Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc. (211,216 Shares)	2,238,890

Investment in The U.S. Large Company Series of The DFA Investment Trust Company	1,444,128

Investment in The U.S. Small Cap Series of The DFA Investment Trust Company (70,019 Shares)	1,188,222

Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (46,238 Shares)	972,848

Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc. (52,996 Shares)	704,317

Investment in The DFA International Value Series of The DFA Investment Trust Company (20,699 Shares)	392,246

Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc. (12,868 Shares)	352,969

Investment in the Large Cap International Portfolio of DFA Investment Dimensions Group Inc. (14,967 Shares)	312,511

Investment in The Continental Small Company Series of The DFA Investment Trust Company	182,720

Investment in Dimensional Emerging Markets Value Fund Inc. (3,870 Shares)	151,743

Investment in The Emerging Markets Series of The DFA Investment Trust Company	129,980

Investment in The Japanese Small Company Series of The DFA Investment Trust Company	125,828

Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	69,011

Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company .	62,063

Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	42,701

Total Investments in Affiliated Investment Companies (Cost $70,239,313)	71,781,846

	Face
	Amount
	(000)
Temporary Cash Investments (0.5%):
Repurchase Agreement, PNC Capital Markets Inc. 4.40%, 03/01/06 (Collateralized by $402,000 FHLMC Note 4.00%, 09/22/09, valued at $396,473) to be repurchased at 390,048 (Cost $390,000)	$390	390,000
Total Investments (100.0%) (Cost $70,629,313)##		$72,171,846

Organizational Note

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund consists of sixteen investment portfolios, of which two are stand-alone funds. Eleven are “Feeder Funds” in a master-feeder structure, and three are “Fund-of-Funds”. The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation Note

Each Feeder Fund invests solely in a corresponding Master Fund. Master Fund shares held by the following Feeder Funds (U.S. Large Cap Value Portfolio II, U.S. Large Cap Value Portfolio III, LWAS/DFA U.S. High Book to Market Portfolio, DFA International Value Portfolio, DFA International Value Portfolio II, DFA International Value Portfolio III, DFA International Value Portfolio IV, and U.S. Small Cap Value Portfolio II) are valued at their respective Master Fund’s daily net asset values. For the other following Feeder Funds (U.S. Large Company Institutional Index Portfolio, Tax-Managed U.S. Marketwide Value Portfolio II, and Emerging Markets Portfolio II), their investments reflect each of their proportionate interest in the net assets of their corresponding Master Fund.

The shares of the Master Funds held by the Fund of Funds (Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio) are valued at their respective net asset values where the Master Funds are organized as regulated investment companies for federal income tax purposes. The Global Funds reflect their proportionate interest in the net assets of their Master Funds that are organized as partnerships.

Securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued at the most recently quoted bid price or prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedure adopted by the Board of Directors/Trustees.

Federal Tax Cost Note

At February 28, 2006, the total cost of securities for federal income tax purposes was:

U.S. Large Cap Value Portfolio II	$328,278,837
U.S. Large Cap Value Portfolio III	879,943,888
LWAS/DFA U.S. High Book to Market Portfolio	81,752,396
DFA International Value Portfolio	2,305,289,106
DFA International Value Portfolio II	355,236,083
DFA International Value Portfolio III	502,449,707
DFA International Value Portfolio IV	286,161,873
U.S. Large Company Institutional Index Portfolio	583,869,633
Tax-Managed U.S. Marketwide Value Portfolio II	548,156,066
Emerging Markets Portfolio II	23,784,366
U.S. Small Cap Value Portfolio II	542,504,527
LWAS/DFA Two-Year Fixed Income Portfolio	80,716,539
LWAS/DFA Two-Year Government Portfolio	73,703,849
Global Equity Portfolio	541,937,535
Global 60/40 Portfolio	363,115,292
Global 25/75 Portfolio	70,720,165

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value †

COMMON STOCKS — (86.3%)
Financials — (17.7%)
	Ace, Ltd.	121,175	$6,753,083
#	AFLAC, Inc.	188,121	8,700,596
	Allstate Corp.	243,876	13,359,527
	AMBAC Financial Group, Inc.	39,577	2,974,212
	American Express Co.	466,794	25,150,861
#	American International Group, Inc.	975,812	64,754,884
	Ameriprise Financial, Inc.	92,483	4,206,127
	AmSouth Bancorporation	131,044	3,636,471
	AON Corp.	120,260	4,763,499
	Bank of America Corp.	1,746,223	80,064,325
#	Bank of New York Co., Inc.	289,559	9,914,500
	BB&T Corp.	203,891	8,059,811
#	Bear Stearns Companies, Inc.	42,668	5,736,286
#	Capital One Financial Corp.	112,628	9,866,213
	Chubb Corp.	75,187	7,199,155
	Cincinnati Financial Corp.	65,724	2,915,517
	CIT Group, Inc.	75,086	4,037,374
	Citigroup, Inc.	1,901,873	88,189,851
#	Comerica, Inc.	62,164	3,563,240
#	Compass Bancshares, Inc.	46,801	2,353,154
#	Countrywide Financial Corp.	224,545	7,742,312
*	E*TRADE Financial Corp.	153,833	3,935,048
	Fannie Mae	363,832	19,894,334
	Federated Investors, Inc.	31,845	1,238,452
#	Fifth Third Bancorp	208,572	8,061,308
	First Horizon National Corp.	47,411	1,854,244
	Franklin Resources, Inc.	55,855	5,735,191
	Freddie Mac	259,749	17,504,485
	Genworth Financial, Inc.	141,624	4,506,476
#	Golden West Financial Corp.	95,840	6,807,515
	Hartford Financial Services Group, Inc.	112,934	9,303,503
#	Huntington Bancshares, Inc.	85,769	2,062,744
#	Janus Capital Group, Inc.	81,088	1,778,260
	Jefferson-Pilot Corp.	50,362	3,034,310
#	JPMorgan Chase & Co.	1,315,429	54,116,749
#	KeyCorp	153,325	5,714,423
	Lehman Brothers Holdings, Inc.	99,000	14,449,050
	Lincoln National Corp.	65,115	3,696,579
	Loews Corp.	50,973	4,702,769
	M&T Bank Corp.	30,013	3,373,461
#	Marsh & McLennan Companies, Inc.	204,807	6,330,584
	Marshall & Ilsley Corp.	78,646	3,460,424
#	MBIA, Inc.	50,363	2,958,323

1

	Mellon Financial Corp.	157,192	5,673,059
	Merrill Lynch & Co., Inc.	345,516	26,677,290
#	MetLife, Inc.	284,675	14,267,911
	MGIC Investment Corp.	34,084	2,172,855
#	Moody’s Corp.	93,297	6,250,899
#	Morgan Stanley	405,240	24,176,618
	National City Corp.	207,248	7,212,230
	North Fork Bancorporation, Inc.	178,862	4,568,135
	Northern Trust Corp.	69,694	3,674,268
	Plum Creek Timber Co., Inc.	69,185	2,570,223
#	PNC Financial Services Group	109,881	7,730,128
#	Principal Financial Group, Inc.	105,303	5,130,362
	Progressive Corp.	74,170	7,969,566
	Prudential Financial, Inc.	189,851	14,626,121
	Regions Financial Corp.	172,148	5,987,307
	SAFECO Corp.	46,395	2,389,806
	Schwab (Charles) Corp.	387,841	6,286,903
	SLM Corp.	156,886	8,849,939
	Sovereign Bancorp, Inc.	134,299	2,797,448
	State Street Corp.	123,311	7,704,471
#	SunTrust Banks, Inc.	135,826	9,829,728
	Synovus Financial Corp.	117,410	3,328,573
	T. Rowe Price Group, Inc.	49,141	3,773,046
	The Goldman Sachs Group, Inc.	169,502	23,948,938
#	The St. Paul Travelers Companies, Inc.	260,358	11,190,187
	Torchmark Corp.	38,968	2,130,381
	U.S. Bancorp	682,794	21,105,163
#	UnumProvident Corp.	112,018	2,317,652
#	Wachovia Corp.	584,002	32,744,992
#	Washington Mutual, Inc.	370,953	15,839,693
	Wells Fargo & Co.	628,667	40,360,421
#	XL Capital, Ltd.	65,522	4,426,011
	Zions Bancorporation	39,272	3,240,725
Total Financials			889,410,279

Information Technology — (13.3%)
* #	ADC Telecommunications, Inc.	43,750	1,107,750
#	Adobe Systems, Inc.	226,071	8,730,862
*	Advanced Micro Devices, Inc.	151,901	5,874,012
*	Affiliated Computer Services, Inc. Class A	46,700	2,938,364
*	Agilent Technologies, Inc.	154,546	5,563,656
*	Altera Corp.	136,233	2,730,109
	Analog Devices, Inc.	137,861	5,258,019
*	Andrew Corp.	61,045	827,770
* #	Apple Computer, Inc.	316,826	21,715,254
#	Applied Materials, Inc.	609,946	11,186,410
* #	Applied Micro Circuits Corp.	112,323	405,486
	Autodesk, Inc.	86,786	3,267,493
	Automatic Data Processing, Inc.	216,812	10,014,546
* #	Avaya, Inc.	157,396	1,750,244
*	BMC Software, Inc.	81,292	1,777,856
*	Broadcom Corp.	163,143	7,356,118
	CA Inc.	172,554	4,686,567
*	Ciena Corp.	217,321	873,630
*	Cisco Sytems, Inc.	2,309,249	46,739,200

2

*	Citrix Systems, Inc.	66,335	2,146,601
*	Computer Sciences Corp.	69,591	3,781,575
*	Compuware Corp.	145,694	1,196,148
*	Comverse Technology, Inc.	75,900	2,182,884
*	Convergys Corp.	52,601	913,679
*	Corning, Inc.	572,912	13,984,782
*	Dell, Inc.	884,753	25,657,837
*	eBay, Inc.	429,658	17,212,099
* #	Electronic Arts, Inc.	113,035	5,874,429
	Electronic Data Systems Corp.	196,058	5,234,749
*	EMC Corp.	898,792	12,601,064
	First Data Corp.	287,219	12,962,193
* #	Fiserv, Inc.	69,387	2,879,561
*	Freescale Semiconductor, Inc. Class B	154,242	4,170,704
*	Gateway, Inc.	99,605	235,068
	Hewlett-Packard Co.	1,077,046	35,337,879
	Intel Corp.	2,266,518	46,690,271
	International Business Machines Corp.	593,770	47,644,105
*	Intuit, Inc.	66,539	3,232,465
*	Jabil Circuit, Inc.	65,420	2,476,147
*	JDS Uniphase Corp.	621,239	1,888,567
#	KLA-Tencor Corp.	74,171	3,873,951
*	Lexmark International, Inc.	43,647	2,055,337
#	Linear Technology Corp.	114,562	4,222,755
*	LSI Logic Corp.	147,222	1,435,415
* #	Lucent Technologies, Inc.	1,671,018	4,678,850
#	Maxim Integrated Products, Inc.	123,210	4,816,279
*	Micron Technology, Inc.	232,379	3,604,198
	Microsoft Corp.	3,441,542	92,577,480
	Molex, Inc.	53,924	1,716,401
	Motorola, Inc.	936,437	20,039,752
	National Semiconductor Corp.	129,212	3,624,397
* #	NCR Corp.	68,982	2,765,488
* #	Network Appliance, Inc.	139,895	4,638,918
*	Novell, Inc.	143,559	1,365,246
*	Novellus Systems, Inc.	50,158	1,340,723
*	Nvidia Corp.	64,402	3,035,266
*	Oracle Corp.	1,413,814	17,559,570
*	Parametric Technology Corp.	40,941	623,125
	Paychex, Inc.	125,347	5,020,147
* #	PMC-Sierra, Inc.	68,879	703,255
*	QLogic Corp.	30,218	1,243,169
	Qualcomm, Inc.	618,086	29,179,840
#	Sabre Holdings Corp.	49,344	1,190,671
*	Sanmina-SCI Corp.	197,584	762,674
*	Solectron Corp.	343,482	1,239,970
* #	Sun Microsystems, Inc.	1,283,583	5,352,541
*	Symantec Corp.	406,563	6,866,849
#	Symbol Technologies, Inc.	94,315	1,095,940
	Tektronix, Inc.	31,336	965,149
*	Tellabs, Inc.	168,587	2,476,543
*	Teradyne, Inc.	74,067	1,243,585
#	Texas Instruments, Inc.	608,318	18,158,292
*	Unisys Corp.	128,297	857,024
*	VeriSign, Inc.	96,350	2,279,641

3

*	Xerox Corp.	361,083	5,380,137
	Xilinx, Inc.	131,044	3,574,880
* #	Yahoo!, Inc.	474,729	15,219,812
Total Information Technology			667,889,423

Health Care — (11.4%)
	Abbott Laboratories	583,187	25,765,202
	Aetna, Inc.	215,083	10,969,233
#	Allergan, Inc.	49,447	5,353,132
	AmerisourceBergen Corp.	78,342	3,602,949
* #	Amgen, Inc.	464,047	35,030,908
	Applera Corp. - Applied Biosystems Group	70,609	1,996,116
	Bard (C.R.), Inc.	39,375	2,578,669
*	Barr Laboratories, Inc.	692	46,489
	Bausch & Lomb, Inc.	20,246	1,401,226
	Baxter International, Inc.	234,640	8,881,124
	Becton Dickinson & Co.	94,722	6,048,000
* #	Biogen Idec, Inc.	127,585	6,028,391
#	Biomet, Inc.	93,603	3,407,149
* #	Boston Scientific Corp.	221,799	5,416,332
#	Bristol-Myers Squibb Co.	735,497	16,989,981
	Cardinal Health, Inc.	160,957	11,685,478
* #	Caremark Rx, Inc.	169,095	8,412,476
* #	Chiron Corp.	41,104	1,877,220
	Cigna Corp.	47,309	5,807,180
* #	Coventry Health Care, Inc.	61,045	3,639,503
	Eli Lilly & Co.	427,318	23,767,427
*	Express Scripts, Inc.	54,737	4,776,898
* #	Fisher Scientific International, Inc.	46,089	3,141,426
*	Forest Laboratories, Inc.	126,974	5,828,107
*	Genzyme Corp.	97,062	6,730,279
*	Gilead Sciences, Inc.	172,148	10,719,656
	Guidant Corp.	124,736	9,574,735
#	HCA, Inc.	159,329	7,631,859
#	Health Management Associates, Inc.	92,891	1,977,649
*	Hospira, Inc.	60,435	2,399,269
*	Humana, Inc.	61,248	3,164,684
	IMS Health, Inc.	77,730	1,873,293
	Johnson & Johnson	1,118,454	64,478,873
*	King Pharmaceuticals, Inc.	90,856	1,476,410
*	Laboratory Corp. of America Holdings	49,955	2,902,885
	Manor Care, Inc.	29,709	1,228,467
	McKesson Corp.	115,680	6,261,758
*	Medco Health Solutions, Inc.	115,580	6,440,118
* #	Medimmune, Inc.	92,484	3,374,741
	Medtronic, Inc.	454,788	24,535,813
	Merck & Co., Inc.	822,079	28,657,674
*	Millipore Corp.	19,535	1,354,362
	Mylan Laboratories, Inc.	82,207	1,890,761
* #	Patterson Companies, Inc.	51,990	1,873,720
	PerkinElmer, Inc.	49,142	1,169,088
#	Pfizer, Inc.	2,771,262	72,579,352
	Quest Diagnostics, Inc.	62,266	3,292,003
	Schering-Plough Corp.	555,615	10,278,877
*	St. Jude Medical, Inc.	137,860	6,286,416

4

	Stryker Corp.	109,577	5,064,649
* #	Tenet Healthcare Corp.	176,422	1,391,970
* #	Thermo Electron Corp.	60,944	2,109,881
	UnitedHealth Group, Inc.	512,680	29,853,356
*	Waters Corp.	41,612	1,778,081
*	Watson Pharmaceuticals, Inc.	38,152	1,143,797
*	WellPoint, Inc.	248,149	19,055,362
	Wyeth	504,642	25,131,172
*	Zimmer Holdings, Inc.	93,195	6,447,230
Total Health Care			576,578,856

Industrials — (9.7%)
	3M Co.	285,692	21,024,074
*	Allied Waste Industries, Inc.	82,005	878,274
	American Power Conversion Corp.	64,606	1,319,901
#	American Standard Companies, Inc.	68,777	2,722,194
	Avery Dennison Corp.	41,511	2,490,660
	Boeing Co.	303,497	22,061,197
	Burlington Northern Santa Fe Corp.	140,404	11,041,371
#	Caterpillar, Inc.	255,679	18,685,021
	Cendant Corp.	385,095	6,400,279
	Cintas Corp.	51,786	2,127,887
	Cooper Industries, Ltd.	34,489	2,886,729
#	CSX Corp.	81,698	4,524,435
#	Cummins, Inc.	17,601	1,905,836
#	Danaher Corp.	89,227	5,405,372
	Deere & Co.	90,652	6,914,028
#	Donnelley (R.R.) & Sons Co.	81,699	2,749,988
#	Dover Corp.	76,204	3,653,220
	Eaton Corp.	55,652	3,877,275
	Emerson Electric Co.	154,445	12,635,145
	Equifax, Inc.	48,836	1,789,351
	FedEx Corp.	113,951	12,220,105
	Fluor Corp.	32,659	2,818,472
	General Dynamics Corp.	75,696	9,331,046
	General Electric Co.	3,972,232	130,567,266
	Goodrich (B.F.) Co.	46,191	1,932,631
	Honeywell International, Inc.	316,826	12,974,025
	Illinois Tool Works, Inc.	77,018	6,611,225
	Ingersoll-Rand Co., Ltd. Class A	124,330	5,101,260
	ITT Industries, Inc.	69,389	3,642,922
	L-3 Communications Holdings, Inc.	45,173	3,754,328
	Lockheed Martin Corp.	134,402	9,793,874
#	Masco Corp.	159,328	4,969,440
* #	Monster Worldwide, Inc.	46,292	2,266,456
*	Navistar International Corp.	23,197	680,832
	Norfolk Southern Corp.	152,816	7,821,123
	Northrop Grumman Corp.	133,587	8,562,927
	Paccar, Inc.	63,690	4,450,020
	Pall Corp.	46,802	1,376,915
	Parker Hannifin Corp.	45,071	3,523,200
	Pitney Bowes, Inc.	85,768	3,665,724
	Raytheon Co.	167,976	7,290,158
	Robert Half International, Inc.	63,996	2,298,736
	Rockwell Automation, Inc.	67,353	4,591,454

5

	Rockwell Collins, Inc.	64,912	3,450,073
#	Ryder System, Inc.	24,113	1,069,170
	Southwest Airlines Co.	262,291	4,398,620
	Textron, Inc.	49,752	4,383,649
	Tyco International, Ltd.	756,761	19,516,866
	Union Pacific Corp.	99,605	8,820,023
	United Parcel Service, Inc.	414,905	30,997,553
	United Technologies Corp.	382,958	22,403,043
	W.W. Grainger, Inc.	28,589	2,116,730
	Waste Management, Inc.	207,453	6,899,887
Total Industrials			489,391,990

Consumer Discretionary — (9.0%)
* #	Amazon.com, Inc.	115,274	4,321,622
*	Apollo Group, Inc. Class A	54,736	2,702,864
*	AutoNation, Inc.	68,065	1,423,239
*	Autozone, Inc.	20,755	2,006,593
*	Bed Bath and Beyond, Inc.	105,405	3,798,796
	Best Buy Co., Inc.	153,631	8,274,566
* #	Big Lots, Inc.	42,833	544,407
	Black & Decker Corp.	29,504	2,524,952
	Brunswick Corp.	36,221	1,420,950
#	Carnival Corp.	162,889	8,413,217
	CBS Corp. Class B	290,475	7,105,018
	Centex Corp.	48,022	3,246,767
	Circuit City Stores, Inc.	58,908	1,415,559
	Clear Channel Communications, Inc.	203,180	5,749,994
*	Coach, Inc.	142,847	5,102,495
* #	Comcast Corp. Class A	816,381	21,903,502
#	Cooper Tire & Rubber Co.	23,094	344,101
	Dana Corp.	56,568	99,560
	Darden Restaurants, Inc.	49,243	2,065,251
	Dillards, Inc. Class A	23,196	572,245
	Disney (Walt) Co.	723,185	20,241,948
	Dollar General Corp.	119,038	2,073,642
#	Dow Jones & Co., Inc.	22,179	901,576
#	Eastman Kodak Co.	107,949	3,027,969
#	Family Dollar Stores, Inc.	58,399	1,502,022
	Federated Department Stores, Inc.	102,352	7,271,086
	Ford Motor Co.	698,360	5,565,929
#	Fortune Brands, Inc.	54,940	4,260,597
#	Gannett Co., Inc.	90,144	5,603,351
#	Gap, Inc.	215,795	4,000,839
#	General Motors Corp.	212,641	4,318,739
	Genuine Parts Co.	65,217	2,903,461
* #	Goodyear Tire & Rubber Co.	66,335	950,581
	H&R Block, Inc.	123,209	2,747,561
	Harley-Davidson, Inc.	103,268	5,422,603
	Harman International Industries, Inc.	24,724	2,728,293
	Harrah’s Entertainment, Inc.	69,083	4,968,449
	Hasbro, Inc.	67,048	1,360,404
	Hilton Hotels Corp.	123,312	2,984,150
#	Home Depot, Inc.	798,577	33,660,021
	Horton (D.R.), Inc.	102,352	3,491,227
	International Game Technology	126,669	4,530,950

6

* #	Interpublic Group of Companies, Inc.	161,872	1,676,994
	Johnson Controls, Inc.	72,542	5,170,068
#	Jones Apparel Group, Inc.	43,952	1,271,092
	KB Home	29,404	1,970,950
	Knight-Ridder, Inc.	26,046	1,563,281
*	Kohl’s Corp.	129,619	6,235,970
	Leggett & Platt, Inc.	69,184	1,624,440
	Lennar Corp. Class A	51,684	3,093,804
	Limited Brands, Inc.	130,942	3,099,397
#	Liz Claiborne, Inc.	40,086	1,444,299
	Lowe’s Companies, Inc.	293,934	20,040,420
	Marriott International, Inc. Class A	61,859	4,231,156
	Mattel, Inc.	151,800	2,557,830
#	Maytag Corp.	30,116	517,995
	McDonald’s Corp.	473,103	16,516,026
	McGraw-Hill Companies, Inc.	140,913	7,481,071
	Meredith Corp.	15,769	868,714
	Newell Rubbermaid, Inc.	103,573	2,575,861
	News Corp. Class A	914,767	14,892,407
	NIKE, Inc. Class B	71,423	6,198,088
	Nordstrom, Inc.	82,207	3,123,866
*	Office Depot, Inc.	116,088	4,142,020
	OfficeMax, Inc.	26,655	781,791
	Omnicom Group, Inc.	67,760	5,408,603
#	Penney (J.C.) Co., Inc.	87,295	5,118,979
#	Pulte Homes, Inc.	80,681	3,098,957
	RadioShack Corp.	50,566	988,565
	Scripps (E.W.) Co.	31,947	1,536,012
*	Sears Holdings Corp.	37,542	4,521,934
	Sherwin-Williams Co.	42,222	1,923,212
	Snap-On, Inc.	21,772	847,366
	Staples, Inc.	275,009	6,748,721
*	Starbucks Corp.	288,947	10,494,555
#	Starwood Hotels & Resorts Worldwide, Inc.	82,411	5,233,098
#	Target Corp.	330,560	17,982,464
#	The New York Times Co. Class A	54,534	1,538,949
	The Stanley Works	27,368	1,372,232
#	The TJX Companies, Inc.	173,166	4,240,835
	Tiffany & Co.	53,515	1,987,012
#	Time Warner, Inc.	1,752,921	30,343,063
#	Tribune Co.	98,385	3,010,581
*	Univision Communications, Inc. Class A	84,039	2,811,105
	V.F. Corp.	33,472	1,834,266
*	Viacom, Inc. Class B	290,475	11,607,381
	Wendy’s International, Inc.	43,748	2,533,009
	Whirlpool Corp.	25,334	2,274,740
#	Yum! Brands, Inc.	106,422	5,076,329
Total Consumer Discretionary			451,160,604

Energy — (8.2%)
	Amerada Hess Corp.	30,115	4,165,206
#	Anadarko Petroleum Corp.	89,127	8,837,833
	Apache Corp.	123,820	8,286,034
#	Baker Hughes, Inc.	128,501	8,734,213
	BJ Services Co.	121,175	3,793,989

7

	Burlington Resources, Inc.	142,134	12,817,644
#	Chevron Corp.	843,954	47,666,522
	ConocoPhillips	521,634	31,798,809
#	Devon Energy Corp.	167,060	9,794,728
#	El Paso Corp.	247,845	3,241,813
#	EOG Resources, Inc.	90,855	6,123,627
	Exxon Mobil Corp.	2,339,264	138,882,104
#	Halliburton Co.	192,802	13,110,536
	Kerr-McGee Corp.	43,646	4,264,214
	Kinder Morgan, Inc.	39,577	3,671,954
	Marathon Oil Corp.	137,759	9,725,785
#	Murphy Oil Corp.	62,063	2,908,893
*	Nabors Industries, Ltd.	59,417	3,918,551
*	National-Oilwell, Inc.	65,522	3,988,979
#	Noble Corp.	51,481	3,804,961
#	Occidental Petroleum Corp.	161,670	14,799,272
#	Rowan Companies, Inc.	41,103	1,654,396
#	Schlumberger, Ltd.	221,492	25,471,580
#	Sunoco, Inc.	51,176	3,792,142
#	The Williams Companies, Inc.	215,389	4,645,941
* #	Transocean, Inc.	124,125	9,207,592
	Valero Energy Corp.	231,870	12,472,287
* #	Weatherford International, Ltd.	130,738	5,637,423
	XTO Energy, Inc.	136,538	5,719,577
Total Energy			412,936,605

Consumer Staples — (8.1%)
#	Alberto-Culver Co. Class B	28,386	1,296,389
	Albertson’s, Inc.	138,674	3,527,867
	Altria Group, Inc.	782,807	56,283,823
	Anheuser-Busch Companies, Inc.	291,898	12,125,443
#	Archer-Daniels-Midland Co.	245,605	7,790,591
	Avon Products, Inc.	172,351	4,972,326
	Brown-Forman Corp. Class B	31,234	2,197,624
	Campbell Soup Co.	69,998	2,179,038
	Clorox Co.	56,670	3,454,036
	Coca-Cola Co.	778,127	32,657,990
	Coca-Cola Enterprises, Inc.	113,951	2,239,137
	Colgate-Palmolive Co.	194,735	10,609,163
#	ConAgra, Inc.	195,041	4,101,712
*	Constellation Brands, Inc. Class A	73,966	1,948,264
	Costco Wholesale Corp.	177,439	9,099,072
	CVS Corp.	306,042	8,670,170
	Estee Lauder Companies, Inc.	45,378	1,698,045
	General Mills, Inc.	133,587	6,579,160
	Heinz (H.J.) Co.	125,854	4,766,091
	Kellogg Co.	96,553	4,278,263
	Kimberly-Clark Corp.	175,608	10,392,481
	McCormick & Co., Inc.	50,361	1,653,352
#	Molson Coors Brewing Co.	21,263	1,334,253
#	Pepsi Bottling Group, Inc.	51,582	1,514,448
	PepsiCo, Inc.	623,783	36,871,813
	Procter & Gamble Co.	1,260,080	75,516,594
#	Reynolds American, Inc.	32,150	3,412,722
#	Safeway, Inc.	168,892	4,105,765

8

	Sara Lee Corp.	285,590	5,046,375
#	Supervalu, Inc.	51,176	1,617,162
	Sysco Corp.	233,193	7,016,777
#	The Hershey Co.	68,066	3,481,576
*	The Kroger Co.	272,467	5,460,239
#	Tyson Foods, Inc. Class A	94,620	1,280,209
	UST, Inc.	61,453	2,389,293
	Walgreen Co.	380,516	17,069,948
#	Wal-Mart Stores, Inc.	939,184	42,601,386
	Whole Foods Market, Inc.	51,786	3,308,090
#	Wrigley (Wm.) Jr. Co.	67,455	4,286,091
Total Consumer Staples			408,832,778

Utilities — (2.9%)
*	AES Corp.	245,605	4,248,967
*	Allegheny Energy, Inc.	61,248	2,190,228
#	Ameren Corp.	76,815	3,892,216
	American Electric Power Co., Inc.	148,034	5,403,241
#	CenterPoint Energy, Inc.	116,596	1,512,250
	Cinergy Corp.	74,984	3,305,295
*	CMS Energy Corp.	82,717	1,164,655
#	Consolidated Edison, Inc.	92,077	4,223,572
	Constellation Energy Group	67,049	3,938,458
	Dominion Resources, Inc.	130,535	9,803,179
#	DTE Energy Co.	66,844	2,894,345
#	Duke Energy Corp.	348,672	9,902,285
*	Dynegy, Inc.	113,239	612,623
	Edison International	122,497	5,433,967
	Entergy Corp.	78,035	5,658,318
#	Exelon Corp.	250,796	14,322,960
	FirstEnergy Corp.	124,023	6,335,095
	FPL Group, Inc.	148,442	6,224,173
	KeySpan Corp.	65,522	2,670,022
#	Nicor, Inc.	16,584	711,951
	NiSource, Inc.	102,455	2,103,401
	Peoples Energy Corp.	14,345	526,605
	PG&E Corp.	129,009	4,908,792
	Pinnacle West Capital Corp.	37,237	1,528,579
	PPL Corp.	142,947	4,545,715
	Progress Energy, Inc.	94,620	4,199,236
	Public Service Enterprise Group, Inc.	94,214	6,537,509
	Sempra Energy	96,655	4,623,975
	Southern Co.	278,774	9,486,679
	TECO Energy, Inc.	78,239	1,334,757
	TXU Corp.	181,508	9,509,204
	Xcel Energy, Inc.	151,494	2,811,729
Total Utilities			146,563,981

Telecommunication Services — (2.8%)
	Alltel Corp.	143,965	9,091,390
#	AT&T, Inc.	1,468,552	40,517,350
#	BellSouth Corp.	687,473	21,710,397
	CenturyTel, Inc.	49,243	1,771,763
	Citizens Communications Co.	125,549	1,676,079
*	Qwest Communications International, Inc.	580,340	3,667,749

9

	Sprint Nextel Corp.	1,110,722	26,690,650
	Verizon Communications, Inc.	1,040,515	35,065,356
Total Telecommunication Services			140,190,734

Materials — (2.6%)
	Air Products & Chemicals, Inc.	83,428	5,352,740
#	Alcoa, Inc.	327,103	9,590,660
#	Allegheny Technologies, Inc.	31,947	1,613,643
	Ashland, Inc.	26,962	1,759,810
	Ball Corp.	39,069	1,664,339
	Bemis Co., Inc.	39,577	1,186,518
#	Dow Chemical Co.	362,814	15,611,886
	DuPont (E.I.) de Nemours & Co., Inc.	345,619	13,907,709
	Eastman Chemical Co.	30,624	1,510,682
	Ecolab, Inc.	69,286	2,507,460
	Engelhard Corp.	45,072	1,791,612
	Freeport-McMoRan Copper & Gold, Inc. Class B	69,185	3,502,837
*	Hercules, Inc.	42,426	502,748
	International Flavors & Fragrances, Inc.	30,420	1,053,445
#	International Paper Co.	184,358	6,041,412
	Louisiana-Pacific Corp.	39,781	1,130,974
	MeadWestavco Corp.	68,268	1,899,216
	Monsanto Co.	100,928	8,465,841
#	Newmont Mining Corp.	167,976	8,889,290
#	Nucor Corp.	58,501	5,034,011
*	Pactiv Corp.	53,822	1,234,138
#	Phelps Dodge Corp.	38,153	5,265,114
	PPG Industries, Inc.	62,775	3,806,048
	Praxair, Inc.	121,175	6,541,027
	Rohm & Haas Co.	54,127	2,692,818
*	Sealed Air Corp.	30,624	1,741,893
#	Sigma-Aldrich Corp.	25,232	1,625,193
	Temple-Inland, Inc.	42,222	1,801,613
#	United States Steel Corp.	42,630	2,323,335
	Vulcan Materials Co.	38,255	3,022,145
	Weyerhaeuser Co.	91,466	6,246,213
Total Materials			129,316,370

Real Estate Investment Trusts — (0.6%)
	Apartment Investment & Management Co. Class A	36,016	1,595,869
#	Archstone-Smith Trust	79,664	3,776,074
#	Equity Office Properties Trust	152,715	4,802,887
	Equity Residential	108,355	4,906,314
	ProLogis	91,567	4,809,099
	Public Storage, Inc.	31,132	2,428,919
	Simon Property Group, Inc.	70,100	5,816,197
#	Vornado Realty Trust	44,360	3,947,596
Total Real Estate Investment Trusts			32,082,955

TOTAL COMMON STOCKS			4,344,354,575

		Face Amount
		(000)
TEMPORARY CASH INVESTMENTS — (13.7%)
	Repurchase Agreement, Merrill Lynch Triparty Repo 4.54%, 03/01/06 (Collateralized by $443,832,000 U.S. Treasury Bond 4.50%, 02/15/36 & U.S. Treasury Note 4.375%, 12/13/07, valued at $441,973,601) to be repurchased at $433,358,157	$433,304	433,303,513

	Repurchase Agreement, Merrill Lynch Triparty Repo 4.52%, 03/01/06 (Collateralized by $136,255,000 U.S. Treasury Bond 4.50%, 02/15/36, valued at $135,464,192) to be repurchased at $132,822,122	132,805	132,805,448

10

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $127,064,000 FHLMC Notes 4.00%, 09/22/09, valued at $125,316,870) to be repurchased at $123,479,090	123,464	123,464,000
TOTAL TEMPORARY CASH INVESTMENTS		689,572,961

TOTAL INVESTMENTS - (100.0%)
(Cost $3,837,344,492)##		$5,033,927,536

11

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value †

COMMON STOCKS — (91.1%)
Financials — (29.6%)
	A.G. Edwards, Inc.	199,100	$8,899,770
*	Allegheny Corp.	19,192	5,527,296
	Allstate Corp.	1,791,600	98,143,848
	AMBAC Financial Group, Inc.	613,095	46,074,089
	American Financial Group, Inc.	442,200	18,307,080
	American National Insurance Co.	61,796	7,071,934
# *	AmeriCredit Corp.	395,300	11,661,350
	AmerUs Group Co.	199,800	12,037,950
	Bank of Hawaii Corp.	70,800	3,780,720
#	Bear Stearns Companies, Inc.	373,770	50,249,639
	Capital One Financial Corp.	83,030	7,273,428
	Chubb Corp.	453,200	43,393,900
	Cincinnati Financial Corp.	981,589	43,543,288
	CIT Group, Inc.	877,400	47,177,798
# *	CNA Financial Corp.	1,299,940	40,194,145
	Commerce Group, Inc.	93,100	5,028,331
	Countrywide Financial Corp.	2,467,573	85,081,917
	Fidelity National Financial, Inc.	621,000	23,448,960
	Fidelity National Title Group, Inc.	108,675	2,575,598
	First American Corp.	529,700	22,332,152
	First Citizens BancShares, Inc.	10,300	1,927,748
	Hanover Insurance Group, Inc.	237,300	11,497,185
	Hartford Financial Services Group, Inc.	1,173,900	96,705,882
	Independence Community Bank Corp.	350,500	14,363,490
#	Janus Capital Group, Inc.	1,066,700	23,392,731
	JPMorgan Chase & Co.	2,244,400	92,334,616
#	KeyCorp	941,600	35,093,432
# *	LaBranche & Co., Inc.	19,700	278,755
	Lehman Brothers Holdings, Inc.	227,800	33,247,410
	Lincoln National Corp.	885,400	50,264,158
	Loews Corp.	1,058,734	97,678,799
#	MBIA, Inc.	750,850	44,104,929
#	MetLife, Inc.	4,316,498	216,342,880
#	MGIC Investment Corp.	499,047	31,814,246
	Nationwide Financial Services, Inc.	306,400	13,132,304
#	New York Community Bancorp, Inc.	1,515,500	25,566,485
	North Fork Bancorporation, Inc.	2,500,111	63,852,835
#	Odyssey Re Holdings Corp.	50,500	1,185,740
	Ohio Casualty Corp.	77,800	2,381,458
	Old Republic International Corp.	1,270,982	27,059,207
#	PMI Group, Inc.	507,700	21,983,410
	Principal Financial Group, Inc.	1,210,200	58,960,944
	Protective Life Corp.	358,600	17,481,750

1

	Prudential Financial, Inc.	1,887,800	145,436,112
#	Radian Group, Inc.	461,300	26,178,775
	Reinsurance Group of America, Inc.	343,500	15,880,005
	SAFECO Corp.	486,400	25,054,464
	South Financial Group, Inc.	402,133	10,580,119
	Sovereign Bancorp, Inc.	1,332,320	27,752,226
	StanCorp Financial Group, Inc.	226,000	12,226,600
	The St. Paul Travelers Companies, Inc.	3,922,909	168,606,629
	Torchmark Corp.	127,200	6,954,024
	Transatlantic Holdings, Inc.	20,393	1,246,828
	Unitrin, Inc.	299,600	14,485,660
#	UnumProvident Corp.	1,701,789	35,210,014
#	Washington Mutual, Inc.	193,481	8,261,639
	Webster Financial Corp.	62,200	2,932,730
	Wesco Financial Corp.	13,830	5,490,510
Total Financials			2,068,749,922

Consumer Discretionary — (20.6%)
#	American Greetings Corp. Class A	211,200	4,430,976
# *	AutoNation, Inc.	2,057,600	43,024,416
	Belo Corp. Class A	469,164	9,965,043
# *	Big Lots, Inc.	253,500	3,221,985
#	Blockbuster, Inc. Class A	83,900	324,693
	Borders Group, Inc.	34,000	820,420
	BorgWarner, Inc.	201,600	11,243,232
*	Cavco Industries, Inc.	22,900	1,054,545
	CBS Corp. Class B	3,132,050	76,609,943
	Circuit City Stores, Inc.	586,200	14,086,386
	Clear Channel Communications, Inc.	1,942,666	54,977,448
*	Comcast Corp. Class A	4,351,825	116,759,465
# *	Comcast Corp. Special Class A Non-Voting	927,100	24,799,925
#	Dana Corp.	612,900	1,078,704
	Dillards, Inc. Class A	403,700	9,959,279
*	Discovery Holding Co. Class A	1,031,790	15,064,134
	Disney (Walt) Co.	906,600	25,375,734
# *	Expedia, Inc.	1,173,351	22,258,469
	Federated Department Stores, Inc.	757,315	53,799,658
	Foot Locker, Inc.	56,700	1,310,337
	Ford Motor Co.	6,812,600	54,296,422
*	GameStop Corp. Class B	9,432	344,362
#	General Motors Corp.	2,346,800	47,663,508
# *	Goodyear Tire & Rubber Co.	203,900	2,921,887
	Harrah’s Entertainment, Inc.	187,053	13,452,852
	Hearst-Argyle Television, Inc.	262,600	6,268,262
	Hollinger International, Inc. Class A	257,600	2,395,680
	Horton (D.R.), Inc.	1,014,529	34,605,584
# *	IAC/InterActiveCorp	1,173,351	34,308,783
#	Lear Corp.	243,800	5,085,668
*	Liberty Global, Inc. Class A	313,805	6,373,380
*	Liberty Global, Inc. Series C	313,805	6,087,817
*	Liberty Media Corp. Class A	11,390,300	93,856,072
*	Live Nation, Inc.	242,833	4,334,569
# *	MGM Mirage	716,400	26,485,308
	News Corp. Class A	35,876	584,061
	OfficeMax, Inc.	377,700	11,077,941

2

#	Penney (J.C.) Co., Inc.	903,900	53,004,696
	Pulte Homes, Inc.	479,800	18,429,118
*	Radio One, Inc. Class A	55,000	464,750
	Saks, Inc.	778,100	14,706,090
*	Sears Holdings Corp.	173,929	20,949,748
	Service Corp. International	404,100	3,212,595
	Starwood Hotels & Resorts Worldwide, Inc.	485,200	30,810,200
*	The DIRECTV Group, Inc.	359,837	5,671,031
	Time Warner, Inc.	14,458,480	250,276,289
#	Tribune Co.	1,207,800	36,958,680
*	Univision Communications, Inc. Class A	1,074,200	35,931,990
*	Viacom, Inc. Class B	3,132,050	125,156,718
Total Consumer Discretionary			1,435,878,853

Industrials — (10.9%)
# *	AGCO Corp.	373,400	7,299,970
	Alexander & Baldwin, Inc.	59,775	2,912,836
*	Allied Waste Industries, Inc.	1,885,020	20,188,564
	Burlington Northern Santa Fe Corp.	1,283,000	100,895,120
	Cendant Corp.	1,166,500	19,387,230
	CSX Corp.	1,235,285	68,410,083
	Curtiss-Wright Corp.	27,130	1,677,719
#	GATX Corp.	280,200	11,123,940
	Hughes Supply, Inc.	178,100	8,237,125
	IKON Office Solutions, Inc.	329,600	4,334,240
# *	Kansas City Southern	207,000	4,796,190
	Laidlaw International, Inc.	470,695	12,991,182
	Norfolk Southern Corp.	2,316,602	118,563,690
	Northrop Grumman Corp.	2,025,184	129,814,294
*	PHH Corp.	15,590	445,718
	Raytheon Co.	1,311,300	56,910,420
#	Ryder System, Inc.	348,300	15,443,622
	Southwest Airlines Co.	2,531,720	42,456,944
	Steelcase, Inc. Class A	49,000	833,000
	Union Pacific Corp.	1,496,700	132,532,785
*	YRC Worldwide, Inc.	101,387	4,850,354
Total Industrials			764,105,026

Telecommunication Services — (6.1%)
*	American Tower Corp.	42,000	1,336,860
	AT&T, Inc.	8,333,818	229,930,039
*	Crown Castle International Corp.	320,000	10,032,000
# *	Level 3 Communications, Inc.	195,500	664,700
*	Qwest Communications International, Inc.	2,000,600	12,643,792
	Sprint Nextel Corp.	1,618,800	38,899,764
#	Telephone & Data Systems, Inc.	258,400	9,664,160
	Telephone & Data Systems, Inc. Special Shares	177,800	6,383,020
*	United States Cellular Corp.	272,525	14,975,249
	Verizon Communications, Inc.	2,997,200	101,005,640
Total Telecommunication Services			425,535,224

Energy — (6.0%)
	Amerada Hess Corp.	318,532	44,056,161
	Anadarko Petroleum Corp.	1,065,678	105,672,631
	Apache Corp.	129,990	8,698,931

3

#	Chesapeake Energy Corp.	361,000	10,718,090
	ConocoPhillips	440,800	26,871,168
# *	Forest Oil Corp.	322,600	16,017,090
	Kerr-McGee Corp.	458,826	44,827,300
	Marathon Oil Corp.	1,131,802	79,905,221
	Overseas Shipholding Group, Inc.	151,700	7,671,469
	Pogo Producing Co.	309,800	15,446,628
	Sunoco, Inc.	115,900	8,588,190
#	Tidewater, Inc.	231,700	12,106,325
	Valero Energy Corp.	672,600	36,179,154
Total Energy			416,758,358

Information Technology — (6.0%)
*	3Com Corp.	1,041,900	4,844,835
*	Advanced Micro Devices, Inc.	168,700	6,523,629
*	Agere Systems, Inc. Class A	22,101	296,816
*	Andrew Corp.	752,564	10,204,768
# *	Applied Micro Circuits Corp.	213,200	769,652
*	Arrow Electronics, Inc.	411,300	14,309,127
# *	Avnet, Inc.	815,000	20,480,950
	AVX Corp.	514,600	8,521,776
*	Ciena Corp.	489,600	1,968,192
*	Computer Sciences Corp.	742,100	40,325,714
*	Compuware Corp.	956,430	7,852,290
*	Convergys Corp.	195,700	3,399,309
*	Corning, Inc.	95,000	2,318,950
	Electronic Data Systems Corp.	2,006,400	53,570,880
*	Fairchild Semiconductor Corp. Class A	43,100	749,078
	Hewlett-Packard Co.	1,407,700	46,186,637
# *	Ingram Micro, Inc.	885,300	17,511,234
*	Integrated Device Technology, Inc.	951,200	14,125,320
	Intersil Corp.	670,400	18,999,136
*	JDS Uniphase Corp.	1,095,700	3,330,928
*	LSI Logic Corp.	338,070	3,296,183
# *	Lucent Technologies, Inc.	1,193,800	3,342,640
*	Micron Technology, Inc.	2,630,157	40,793,735
#	Sabre Holdings Corp.	36,600	883,158
*	Sanmina-SCI Corp.	1,932,800	7,460,608
*	Solectron Corp.	4,270,763	15,417,454
*	Sun Microsystems, Inc.	2,143,700	8,939,229
*	Tech Data Corp.	328,600	13,646,758
*	Tellabs, Inc.	1,640,656	24,101,237
*	Unisys Corp.	464,700	3,104,196
*	VeriSign, Inc.	166,300	3,934,658
*	Vishay Intertechnology, Inc.	943,816	13,704,208
*	Vitesse Semiconductor, Inc.	2,800	8,820
*	Xerox Corp.	75,000	1,117,500
Total Information Technology			416,039,605

Materials — (4.9%)
	Ashland, Inc.	433,311	28,282,209
#	Bowater, Inc.	211,700	5,508,434
	Cytec Industries, Inc.	133,300	7,110,222
	International Paper Co.	1,215,775	39,840,947
#	LaFarge North America, Inc.	338,400	28,043,208

4

	Louisiana-Pacific Corp.	596,900	16,969,867
	Lubrizol Corp.	182,000	7,873,320
#	Lyondell Chemical Co.	308,300	6,449,636
	MeadWestavco Corp.	1,019,831	28,371,698
*	Owens-Illinois, Inc.	212,900	3,989,746
#	Phelps Dodge Corp.	287,085	39,617,730
# *	Smurfit-Stone Container Corp.	1,443,247	18,935,401
	Temple-Inland, Inc.	262,600	11,205,142
	Valhi, Inc.	158,500	2,829,225
	Weyerhaeuser Co.	1,401,300	95,694,777
	Worthington Industries, Inc.	133,200	2,610,720
Total Materials			343,332,282

Consumer Staples — (4.4%)
	Albertson’s, Inc.	1,485,400	37,788,576
#	Archer-Daniels-Midland Co.	2,475,260	78,515,247
	Coca-Cola Enterprises, Inc.	2,048,600	40,254,990
#	Corn Products International, Inc.	319,900	8,624,504
	Del Monte Foods Co.	288,000	3,133,440
	J. M. Smucker Co.	98,102	3,876,991
#	Kraft Foods, Inc.	1,720,100	51,757,809
	PepsiAmericas, Inc.	192,000	4,592,640
#	Reynolds American, Inc.	251,326	26,678,255
*	Rite Aid Corp.	969,800	3,578,562
# *	Smithfield Foods, Inc.	512,300	13,540,089
#	Supervalu, Inc.	565,200	17,860,320
#	Tyson Foods, Inc. Class A	1,270,159	17,185,251
	Weis Markets, Inc.	20,800	928,928
Total Consumer Staples			308,315,602

Health Care — (2.4%)
	AmerisourceBergen Corp.	617,800	28,412,622
*	Emdeon Corp.	25,800	271,932
*	Human Genome Sciences, Inc.	23,900	299,228
*	Humana, Inc.	247,700	12,798,659
*	Invitrogen Corp.	124,900	8,859,157
*	Medco Health Solutions, Inc.	690,100	38,452,372
*	Millennium Pharmaceuticals, Inc.	1,695,034	17,763,956
# *	Tenet Healthcare Corp.	1,547,300	12,208,197
# *	Thermo Electron Corp.	239,900	8,305,338
# *	Triad Hospitals, Inc.	331,300	14,265,778
	UnitedHealth Group, Inc.	267,740	15,590,500
*	Watson Pharmaceuticals, Inc.	439,900	13,188,202
Total Health Care			170,415,941

Utilities — (0.2%)
	Alliant Energy Corp.	212,900	7,046,990
#	Questar Corp.	54,600	3,999,450
Total Utilities			11,046,440

TOTAL COMMON STOCKS			6,360,177,253

5

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (8.9%)
Repurchase Agreement, Merrill Lynch Triparty Repo 4.54%, 03/01/06 (Collateralized by $418,719,000 U.S. Treasury Notes 4.375%, 12/31/07 & 4.625%, 02/29/08, valued at $418,863,452) to be repurchased at $410,701,381	$410,650	410,649,594

Repurchase Agreement, Merrill Lynch Triparty Repo 4.52%, 03/01/06 (Collateralized by $129,130,000 U.S. Treasury Bond 4.50%, 02/15/36, valued at $128,380,545) to be repurchased at $125,877,933	125,862	125,862,130

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $85,207,000 FHLMC Notes 4.00%, 09/22/09, valued at $84,035,404) to be repurchased at $82,803,119	82,793	82,793,000
TOTAL TEMPORARY CASH INVESTMENTS		619,304,724

TOTAL INVESTMENTS — (100.0%)
(Cost $5,660,893,807)##		$6,979,481,977

6

THE U.S. SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value †
COMMON STOCKS — (92.3%)
Consumer Discretionary — (19.8%)
*	4Kids Entertainment, Inc.	207,941	$3,534,997
*	Acme Communications, Inc.	470,411	1,726,408
*	ACT Teleconferencing, Inc.	4,361	698
*	Advanced Marketing Services, Inc.	214,900	859,600
*	Aftermarket Technology Corp.	63,546	1,378,948
*	Alderwoods Group, Inc.	865,051	14,775,071
*	All American Semiconductor, Inc.	33,385	157,243
*	Alloy, Inc.	284,354	3,744,942
#	American Axle & Manufacturing Holdings, Inc.	1,780,700	28,882,954
*	American Biltrite, Inc.	45,100	513,689
#	American Greetings Corp. Class A	1,176,900	24,691,362
*	AMS Health Sciences, Inc.	11,300	7,910
*	Applica, Inc.	800,900	1,641,845
*	Arlington Hospitality, Inc.	24,100	108
	ArvinMeritor, Inc.	1,057,100	17,695,854
*	Ashworth, Inc.	436,489	3,649,048
*	Audiovox Corp. Class A	667,217	8,520,361
* #	Avatar Holdings, Inc.	78,200	4,365,906
*	Aztar Corp.	261,400	7,889,052
*	Ballantyne of Omaha, Inc.	40,000	162,000
* #	Bally Total Fitness Holding Corp.	1,327,900	10,530,247
	Bandag, Inc.	292,119	12,493,930
	Bandag, Inc. Class A	110,900	4,091,101
*	Barry (R.G.) Corp.	147,364	949,024
	Bassett Furniture Industries, Inc.	387,775	7,480,180
*	Big Dog Holdings, Inc.	600	6,030
*	Big Lots, Inc.	2,288,610	29,088,233
*	Birks & Mayors, Inc.	25,319	155,712
	Blair Corp.	80,611	3,325,204
#	Blockbuster, Inc. Class A	236,100	913,707
*	Bluegreen Corp.	1,017,898	16,154,041
	Bob Evans Farms, Inc.	1,125,121	32,819,780
*	Bombay Co., Inc.	1,202,540	3,800,026
	Bon-Ton Stores, Inc.	454,665	12,375,981
	Books-A-Million, Inc.	372,103	4,294,069
	Bowl America, Inc. Class A	32,422	457,150
*	Boyds Collection, Ltd.	127,100	15,252
	Brown Shoe Company, Inc.	296,900	14,162,130
*	Buca, Inc.	609,460	3,449,544
	Burlington Coat Factory Warehouse Corp.	1,250,501	56,322,565
*	CabelTel International Corp.	1,070	4,612
*	California Coastal Communities, Inc.	110,738	4,262,306
	Callaway Golf Co.	868,600	14,323,214

1

*	Capital Pacific Holdings, Inc.	198,300	3,470,250
*	Carriage Services, Inc.	535,300	2,655,088
*	Catalina Lighting, Inc.	21,640	194,760
*	Cavalier Homes, Inc.	361,681	2,557,085
*	Championship Auto Racing Teams, Inc.	4,800	0
*	Champps Entertainment, Inc.	407,788	3,286,771
*	Charming Shoppes, Inc.	3,351,865	44,881,472
*	Charter Communications, Inc.	114,800	132,020
*	Chromcraft Revington, Inc.	8,572	111,436
	Citadel Broadcasting Co.	861,124	9,592,921
	Coachmen Industries, Inc.	537,400	6,341,320
	Coast Distribution System, Inc.	98,800	716,300
*	Cobra Electronics Corp.	82,800	962,964
*	Collins & Aikman Corp.	117,151	4,803
*	Concord Camera Corp.	782,800	861,080
*	Congoleum Corp. Class A	95,600	215,100
#	Cooper Tire & Rubber Co.	1,979,900	29,500,510
*	Cost-U-Less, Inc.	30,541	243,106
	CSS Industries, Inc.	253,750	7,815,500
*	Culp, Inc.	360,918	1,786,544
* #	Cumulus Media, Inc. Class A	1,685,642	19,553,447
	Cutter & Buck, Inc.	334,442	3,999,926
* #	Cybex International, Inc.	112,500	673,875
* #	Dave & Busters, Inc.	188,540	3,393,720
#	Decorator Industries, Inc.	21,732	180,810
* (R)	dELiA*s, Inc.	495,222	4,412,428
	Delta Apparel, Inc.	223,141	3,458,685
*	Delta Woodside Industries, Inc.	119,600	37,076
*	Diedrich Coffee, Inc.	13	54
*	Dixie Group, Inc.	360,899	5,911,526
* #	Dominion Homes, Inc.	222,966	2,140,474
	Dover Motorsports, Inc.	515,100	2,560,047
*	drugstore.com, Inc.	208,094	524,397
*	Duckwall-ALCO Stores, Inc.	113,400	2,743,146
*	Dura Automotive Systems, Inc.	616,374	1,411,496
*	ELXSI Corp.	27,500	79,750
*	EMAK Worldwide, Inc.	1,100	9,064
*	Emerson Radio Corp.	29,112	93,158
*	Emmis Communications Corp. Class A	113,372	1,855,900
*	Enesco Group, Inc.	456,300	853,281
*	Entercom Communications Corp.	264,703	7,456,684
*	Entravision Communications Corp.	2,189,698	16,269,456
*	Fab Industries, Inc.	82,381	0
*	Fairchild Corp. Class A	686,629	1,634,177
*	Featherlite, Inc.	39,150	193,792
	Fedders Corp.	46,966	69,040
	Federal Screw Works	3,125	50,000
* #	Federal-Mogul Corp.	823,500	279,990
*	Finlay Enterprises, Inc.	216,900	1,839,312
	Flexsteel Industries, Inc.	92,240	1,305,196
*	Footstar, Inc.	501,800	2,333,370
*	Franklin Covey Co.	338,900	2,633,253
*	Franklin Electronic Publishers, Inc.	114,000	484,500
	Fred’s, Inc.	71,900	1,004,443
*	Friedman’s, Inc. Class A	581,500	0

2

	Frisch’s Restaurants, Inc.	2,020	42,218
#	Furniture Brands International, Inc.	1,913,836	47,310,026
*	Gaiam, Inc.	45	621
*	GameTech International, Inc.	179,200	860,160
* #	Gaylord Entertainment Co.	1,185,385	52,927,440
	Gentek, Inc.	6,862	130,104
*	G-III Apparel Group, Ltd.	97,200	1,554,228
*	Gottschalks, Inc.	220,600	2,009,666
	Gray Television, Inc.	1,489,550	12,542,011
	Gray Television, Inc. Class A	40,050	326,608
*	Group 1 Automotive, Inc.	855,100	32,733,228
*	Ha-Lo Industries, Inc.	223,600	0
*	Hampshire Group, Ltd.	37,700	921,011
	Hancock Fabrics, Inc.	518,800	2,153,020
	Handleman Co.	723,777	7,114,728
*	Harolds Stores, Inc.	2,000	1,500
*	Harris Interactive, Inc.	563,636	3,167,634
*	Hartmarx Corp.	998,300	8,655,261
*	Hastings Entertainment, Inc.	337,810	1,787,015
*	Hastings Manufacturing Co.	800	24
	Haverty Furniture Co., Inc.	399,800	5,697,150
*	Hayes Lemmerz International, Inc.	159,175	498,218
*	Hollywood Media Corp.	279,000	1,355,940
	ILX Resorts, Inc.	80,680	834,231
*	Image Entertainment, Inc.	39,000	132,600
*	IMPCO Technologies, Inc.	336,642	2,107,379
*	Insight Enterprises, Inc.	981,484	21,131,351
*	Interface, Inc. Class A	1,006,707	11,154,314
*	Interstate Hotels & Resorts, Inc.	378,225	1,807,915
	J. Alexander’s Corp.	109,400	877,388
*	J. Jill Group, Inc.	48,193	1,138,801
*	Jaclyn, Inc.	27,400	223,310
*	Jakks Pacific, Inc.	895,220	22,219,360
*	Jo-Ann Stores, Inc.	620,300	8,249,990
*	Johnson Outdoors, Inc.	120,000	2,143,200
*	K2, Inc.	1,649,110	18,799,854
	Kellwood Co.	974,517	25,084,068
	Kimball International, Inc. Class B	762,052	10,798,277
	Knape & Vogt Manufacturing Co.	36,934	681,063
*	LaCrosse Footwear, Inc.	30,450	361,746
*	Lakeland Industries, Inc.	6,300	121,464
*	Lakes Entertainment, Inc.	148,494	1,470,091
	Landry’s Restaurants, Inc.	914,335	28,225,521
*	Lazare Kaplan International, Inc.	124,900	1,030,425
#	La-Z-Boy, Inc.	1,895,397	30,231,582
*	Lenox Group, Inc.	409,200	5,466,912
	Libbey, Inc.	27,300	241,878
*	Lin TV Corp.	831,050	7,753,696
	Lithia Motors, Inc. Class A	523,675	16,778,547
*	Lodgenet Entertainment Corp.	26,000	370,240
*	Lodgian, Inc.	229,844	2,882,244
	Lone Star Steakhouse & Saloon, Inc.	670,176	18,067,945
*	LOUD Technologies, Inc.	200	2,940
*	Luby’s, Inc.	161,900	2,413,929
	M/I Homes, Inc.	402,551	16,955,448

3

* #	Magna Entertainment Corp.	155,700	1,044,747
*	Main Street Restaurant Group, Inc.	283,064	1,556,852
*	MarineMax, Inc.	24,100	743,726
*	Marisa Christina, Inc.	86,600	46,764
	McRae Industries, Inc. Class A	30,653	322,623
*	Meade Instruments Corp.	663,220	1,890,177
	Media General, Inc. Class A	111,200	5,571,120
*	Merisel, Inc.	3,600	26,370
*	Mestek, Inc.	19,000	245,670
	Modine Manufacturing Co.	628,127	17,618,962
	Monaco Coach Corp.	828,000	11,848,680
*	Mothers Work, Inc.	97,966	2,438,374
	Movado Group, Inc.	589,800	12,857,640
#	Movie Gallery, Inc.	63,013	201,011
* #	Multimedia Games, Inc.	491,106	5,200,813
*	Nathan’s Famous, Inc.	88,356	1,082,361
	National Presto Industries, Inc.	138,950	6,079,062
*	National RV Holdings, Inc.	272,950	1,768,716
*	Nature Vision, Inc.	2,100	23,310
* #	Navigant International, Inc.	506,601	5,572,611
* #	Nitches, Inc.	12,141	92,272
	Nobel Learning Communities, Inc.	81,263	771,998
*	O’Charleys, Inc.	404,970	7,192,267
*	Odd Job Stores, Inc.	175,300	36,813
*	Ohio Art Co.	3,500	17,500
* #	Oneida, Ltd.	177,100	100,947
	Orleans Homebuilders, Inc.	2,900	56,666
* #	Palm Harbor Homes, Inc.	176,091	3,689,106
*	Paxson Communications Corp.	455,700	432,915
*	Payless ShoeSource, Inc.	1,654,600	39,214,020
*	PC Mall, Inc.	128,991	797,164
*	Perry Ellis International, Inc.	334,544	7,363,313
#	Phillips-Van Heusen Corp.	107,617	3,820,403
*	Phoenix Footwear Group, Inc.	182,524	976,503
*	Pinnacle Entertainment, Inc.	76,300	2,140,215
*	Pomeroy IT Solutions, Inc.	408,204	3,796,297
*	Proliance International, Inc.	333,642	1,751,620
*	QEP Co., Inc.	26,700	285,690
* #	Quaker Fabric Corp.	552,928	1,564,786
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	4,947	22,410
*	R&B, Inc.	239,462	2,540,692
*	Radio One, Inc. Class A	483,163	4,082,727
*	Radio One, Inc. Class D	114,769	957,173
*	RCN Corp.	422,022	10,550,550
* #	Reading International, Inc. Class A	210,599	1,703,746
*	Reading International, Inc. Class B	14,460	113,511
*	Red Lion Hotels Corp.	285,600	3,327,240
*	Regent Communications, Inc.	1,377,651	6,295,865
*	Rent-Way, Inc.	680,000	4,603,600
* #	Retail Ventures, Inc.	686,073	9,097,328
*	Rex Stores Corp.	345,550	5,293,826
*	Riviera Holdings Corp.	16,500	264,825
*	Rockford Corp.	172,200	690,522
*	Rocky Shoes & Boots, Inc.	23,987	569,451
	Russ Berrie & Co., Inc.	311,900	4,238,721

4

	Russell Corp.	1,134,900	16,206,372
*	Ryan’s Restaurant Group, Inc.	948,799	12,533,635
*	S&K Famous Brands, Inc.	77,400	1,288,710
*	Safety Components International, Inc.	1,155	17,181
* #	Salton, Inc.	396,300	566,709
*	Sands Regent	15,292	167,447
*	Schieb (Earl), Inc.	74,400	260,400
*	Scholastic Corp.	191,030	5,620,103
	Service Corp. International	1,192,608	9,481,234
* #	Sharper Image Corp.	355,966	4,200,399
*	Shiloh Industries, Inc.	314,592	5,127,850
*	Shoe Carnival, Inc.	439,414	9,873,633
* #	Six Flags, Inc.	3,258,700	34,379,285
	Skyline Corp.	113,100	4,537,572
*	Smith & Wollensky Restaurant Group, Inc.	157,900	933,189
	Sonic Automotive, Inc.	1,228,493	32,542,780
*	Source Interlink Companies, Inc.	192,945	2,074,159
*	Southern Energy Homes, Inc.	178,100	1,068,600
*	Spanish Broadcasting System, Inc.	198,346	1,112,721
*	SPAR Group, Inc.	4,600	5,290
*	Sport Chalet, Inc. Class A	79,125	642,495
*	Sport Chalet, Inc. Class B	11,375	91,000
*	Sport Supply Group, Inc.	103,800	467,100
*	Sport-Haley, Inc.	59,900	302,495
	Stage Stores, Inc.	763,438	22,261,852
#	Standard Motor Products, Inc.	672,050	7,130,450
	Star Buffet, Inc.	7,100	60,705
*	Steinway Musical Instruments, Inc.	257,800	8,494,510
	Stewart Enterprises, Inc.	3,455,054	17,517,124
*	Stoneridge, Inc.	657,700	3,906,738
	Stride Rite Corp.	1,127,600	15,673,640
*	Sunterra Corp.	3,425	51,375
#	Superior Industries International, Inc.	957,900	20,642,745
	Superior Uniform Group, Inc.	136,600	1,513,528
	Syms Corp.	340,300	4,968,380
* #	Syntax-Brillian Corp.	177,642	765,637
*	Systemax, Inc.	581,300	4,040,035
*	Tag-It Pacific, Inc.	53,800	26,900
	Tandy Brand Accessories, Inc.	73,631	795,951
* #	Tarrant Apparel Group	282,800	328,048
	The Marcus Corp.	685,100	11,256,193
	The Pep Boys - Manny, Moe & Jack	1,959,000	30,756,300
*	The Rowe Companies	9,300	16,368
*	The Sports Authority, Inc.	968,900	35,452,051
*	The Sports Club Co., Inc.	114,000	107,160
* #	Tower Automotive, Inc.	77,913	5,376
	Traffix, Inc.	278,384	1,447,597
*	Trans World Entertainment Corp.	1,051,874	6,311,244
*	Triple Crown Media, Inc.	153,103	1,025,790
*	Trump Entertainment Resorts, Inc.	266	4,921
*	Tweeter Home Entertainment Group, Inc.	725,472	5,832,795
*	Unapix Entertainment, Inc.	1,700	7
*	Unifi, Inc.	1,660,466	5,097,631
	Unifirst Corp.	257,100	8,615,421
#	United Auto Group, Inc.	1,511,200	65,344,288

5

*	United Retail Group, Inc.	133,101	2,202,822
*	Vail Resorts, Inc.	485,723	16,048,288
*	Virco Manufacturing Corp.	58,286	323,487
#	Visteon Corp.	3,343,965	15,582,877
*	Warnaco Group, Inc.	997,321	23,147,820
* #	WCI Communities, Inc.	1,100,300	27,771,572
	Wellco Enterprises, Inc.	100	1,260
* #	Wells-Gardner Electronics Corp.	63,303	150,028
*	West Marine, Inc.	249,630	3,212,738
*	Western Metals Corp.	100,400	63,252
* #	Whitehall Jewelers, Inc.	368,900	593,929
*	Wilsons The Leather Experts, Inc.	470,201	1,575,173
*	Zapata Corp.	249,080	1,509,425
Total Consumer Discretionary			1,721,718,118

Industrials — (19.2%)
* #	AAR Corp.	1,027,730	26,011,846
*	Ablest, Inc.	17,200	147,060
	Abrams Industries, Inc.	12,100	50,336
	Aceto Corp.	5,260	38,977
*	Active Power, Inc.	976,749	4,551,650
*	AirNet Systems, Inc.	308,100	1,053,702
	Alamo Group, Inc.	170,407	4,065,911
*	Alaska Air Group, Inc.	1,108,200	35,517,810
* #	Allied Defense Group, Inc.	148,500	3,400,650
*	Allied Holdings, Inc.	2,935	2,495
	Ambassadors International, Inc.	167,100	2,954,328
	Ameron International Corp.	290,705	17,267,877
	Ampco-Pittsburgh Corp.	200,200	4,066,062
	Amrep Corp.	95,603	2,978,989
	Angelica Corp.	203,800	4,092,304
	Applied Industrial Technologies, Inc.	1,046,700	44,777,826
* #	Armstrong Holdings, Inc.	381,400	396,656
*	Astronics Corp.	4,174	55,447
* #	ATA Holdings Corp.	184,300	1,382
*	Avalon Holding Corp. Class A	24,712	116,146
*	Axsys Technologies, Inc.	3,093	51,189
*	AZZ, Inc.	131,800	3,003,722
*	Baldwin Technology Co., Inc. Class A	216,500	1,223,225
	Bowne & Co., Inc.	1,174,613	17,489,988
*	Butler International, Inc.	80,000	254,400
	C&D Technologies, Inc.	794,200	6,782,468
*	Cannon Express, Inc.	900	0
* #	Capstone Turbine Corp.	61,250	193,550
*	Catalytica Energy Systems, Inc.	233,600	308,352
*	CBIZ, Inc.	1,893,695	13,748,226
	CDI Corp.	29,267	716,749
	Central Parking Corp.	1,260,237	20,541,863
	Champion Industries, Inc.	106,401	660,218
*	Channell Commercial Corp.	16,178	83,317
	Chase Corp.	500	7,425
	Chicago Rivet & Machine Co.	10,700	212,395
	CIRCOR International, Inc.	539,023	14,877,035
	Collins Industries, Inc.	299	2,123
*	Comforce Corp.	57,100	156,454

6

	Comfort Systems USA, Inc.	1,323,900	14,549,661
*	Compudyne Corp.	56,585	377,422
	CompX International, Inc.	36,800	627,072
* #	Consolidated Freightways Corp.	24,700	37
*	Consolidated Graphics, Inc.	214,594	10,959,316
*	Continental Airlines, Inc.	2,000,539	46,612,559
*	Cornell Companies, Inc.	465,548	6,289,553
*	Corrpro Companies, Inc.	87,175	80,201
*	Covenant Transport, Inc. Class A	399,887	6,198,249
*	Cross (A.T.) Co. Class A	230,700	1,049,685
*	Crown Andersen, Inc.	20,800	7,592
	Cubic Corp.	37,500	810,750
*	Distributed Energy Systems Corp.	731,464	6,824,559
*	Dollar Thrifty Automotive Group, Inc.	910,300	36,757,914
*	Ducommun, Inc.	240,779	5,326,031
	Eastern Co.	19,600	423,360
	Ecology & Environment, Inc. Class A	27,700	287,803
*	Electro Rent Corp.	430,955	6,421,230
*	EMCOR Group, Inc.	917,438	39,991,122
*	EnerSys	119,900	1,628,242
*	EnPro Industries, Inc.	764,544	25,054,107
	Espey Manufacturing & Electronics Corp.	7,600	129,048
*	Esterline Technologies Corp.	1,004,093	41,810,433
	Federal Signal Corp.	914,815	16,384,337
*	First Aviation Services, Inc.	8,900	35,823
*	First Consulting Group, Inc.	150,325	939,531
* #	Flowserve Corp.	1,473,328	75,729,059
*	Foster (L.B.) Co. Class A	154,271	2,326,407
*	Frontier Airlines, Inc.	1,169,414	8,419,781
*	Frozen Food Express Industries, Inc.	434,678	5,068,345
*	FTI Consulting, Inc.	168,200	4,699,508
* #	FuelCell Energy, Inc.	244,496	2,721,240
	G & K Services, Inc. Class A	298,202	11,659,698
	GATX Corp.	1,377,300	54,678,810
*	Gehl Co.	287,709	9,520,291
* #	Genesee & Wyoming, Inc.	36	1,647
*	GP Strategies Corp.	344,165	2,477,988
	Graham Corp.	4,052	73,949
	Hardinge, Inc.	173,186	2,880,101
*	Hawaiian Holdings, Inc.	490,955	2,430,227
#	Heico Corp.	262,900	7,734,518
	Heico Corp. Class A	14,996	390,046
*	Herley Industries, Inc.	467,231	8,788,625
* #	Hexcel Corp.	578,450	12,448,244
*	Hudson Technologies, Inc.	48,700	81,329
*	Huttig Building Products, Inc.	13,302	115,328
	IKON Office Solutions, Inc.	2,708,500	35,616,775
*	Industrial Distribution Group, Inc.	307,075	2,358,336
*	Infrasource Services, Inc.	11,800	210,866
*	Innotrac Corp.	101,600	377,952
*	Insituform Technologies, Inc. Class A	164,856	4,436,275
*	Integrated Electrical Services, Inc.	1,079,255	1,041,481
	International Aluminum Corp.	57,441	2,268,920
*	International Shipholding Corp.	82,200	1,281,498
	Interpool, Inc.	778,914	15,282,293

7

*	JPS Industries, Inc.	42,600	129,930
*	Kadant, Inc.	469,660	8,871,877
	Kaman Corp. Class A	703,154	15,968,627
*	Kansas City Southern	2,080,000	48,193,600
	Kelly Services, Inc. Class A	560,859	15,137,584
*	Key Technology, Inc.	20,200	230,078
*	K-Tron International, Inc.	5,860	233,814
*	Ladish Co., Inc.	259,092	5,697,433
	LSI Industries, Inc.	97,969	1,522,438
*	Lydall, Inc.	504,000	4,470,480
*	Lynch Corp.	8,167	71,870
*	M&F Worldwide Corp.	573,876	9,468,954
*	Mac-Gray Corp.	328,100	3,937,200
*	Magnetek, Inc.	930,900	3,723,600
* #	MAIR Holdings, Inc.	614,108	3,138,092
*	Marten Transport, Ltd.	2,179	50,967
*	Maxco, Inc.	38,000	219,070
* #	MCSi, Inc.	1,500	8
*	Meadow Valley Corp.	10,414	157,980
* #	Medialink Worldwide, Inc.	101,085	453,872
*	Merrimac Industries, Inc.	35,170	319,344
*	Mesa Air Group, Inc.	529,610	6,048,146
*	MFRI, Inc.	59,000	422,440
* #	Midwest Air Group, Inc.	612,602	3,283,547
*	Milacron, Inc.	1,131,768	1,822,146
*	Misonix, Inc.	106,081	623,756
* #	Modtech Holdings, Inc.	455,114	3,531,685
*	Moore Handley, Inc.	2,000	17,900
	Mueller Industries, Inc.	706,813	23,331,897
	NACCO Industries, Inc. Class A	116,000	16,100,800
*	Nashua Corp.	114,300	778,497
*	National Patent Development Corp.	231,665	331,281
*	National Technical Systems, Inc.	136,833	706,058
*	NCI Building Systems, Inc.	287,798	16,600,189
*	NCO Group, Inc.	1,083,683	24,350,368
*	New Horizons Worldwide, Inc.	108,175	64,905
*	North America Galvanizing & Coatings, Inc.	72,400	170,140
*	Omega Flex, Inc.	1,745	31,619
*	Orbital Sciences Corp.	765,500	11,658,565
	Outlook Group Corp.	58,400	619,040
*	P.A.M. Transportation Services, Inc.	1,350	28,391
*	Paragon Technologies, Inc.	3,200	32,576
*	Patrick Industries, Inc.	104,430	1,147,164
*	Patriot Transportation Holding, Inc.	1,400	94,864
*	Peerless Manufacturing Co.	3,998	69,965
*	PHH Corp.	479,400	13,706,046
*	Pico Holdings, Inc.	370,877	12,524,516
*	Powell Industries, Inc.	6,100	137,555
*	Power-One, Inc.	20,796	117,913
*	PPT Vision, Inc.	21,850	13,110
	Preformed Line Products Co.	12,500	513,125
* #	PRG-Schultz International, Inc.	548,549	263,304
*	Protection One, Inc.	61	1,071
	Providence & Worcester Railroad Co.	47,700	775,602
*	Quanta Services, Inc.	3,982,326	54,518,043

8

*	RailAmerica, Inc.	1,286,938	12,740,686
*	RCM Technologies, Inc.	230,500	1,401,440
* (R)	Refac	11,357	91,992
#	Regal-Beloit Corp.	1,191,383	47,941,252
*	RemedyTemp, Inc.	181,500	1,905,750
*	Republic Airways Holdings, Inc.	824,348	11,557,359
*	Riviera Tool Co.	16,300	10,269
	Robbins & Myers, Inc.	496,300	10,412,374
*	Rush Enterprises, Inc. Class A	453,098	8,382,313
*	Rush Enterprises, Inc. Class B	103,800	1,792,626
	Schuff International, Inc.	94,100	805,496
*	SCS Transportation, Inc.	515,632	13,937,533
*	Secom General Corp.	11,400	15,960
*	Sequa Corp. Class A	93,500	7,939,085
*	Sequa Corp. Class B	28,500	2,422,215
* #	Servotronics, Inc.	400	2,760
* #	Shaw Group, Inc.	1,919,698	64,021,928
*	SIFCO Industries, Inc.	73,715	311,814
*	Sitel Corp.	1,110,100	4,018,562
	Skywest, Inc.	766,022	22,191,657
#	Smith (A.O.) Corp.	741,100	34,312,930
	Smith (A.O.) Corp. Convertible Class A	68,950	3,192,385
*	Smithway Motor Xpress Corp. Class A	72,600	683,892
*	SOURCECORP, Inc.	534,934	13,694,310
*	SPACEHAB, Inc.	118,447	87,651
	Sparton Corp.	135,359	1,165,441
*	Spherion Corp.	2,085,689	20,815,176
	Standard Register Co.	104,450	1,715,069
	Starrett (L.S.) Co. Class A	63,600	922,200
*	Strategic Distribution, Inc.	64,103	626,286
	Supreme Industries, Inc.	97,710	730,871
	Sypris Solutions, Inc.	545,111	5,652,801
*	TB Wood’s Corp.	92,100	1,105,200
*	TeamStaff, Inc.	84,700	141,449
	Tecumseh Products Co. Class A	447,170	10,110,514
	Tecumseh Products Co. Class B	15,400	312,004
*	Timco Aviation Services, Inc.	270	999
	Titan International, Inc.	145,100	2,516,034
	Todd Shipyards Corp.	80,450	2,139,970
*	Trailer Bridge, Inc.	109,500	1,018,350
*	Transport Corporation of America, Inc.	19,800	198,396
*	Transtechnology Corp.	95,900	906,255
*	TRC Companies, Inc.	226,400	2,506,248
	Tredegar Industries, Inc.	1,344,486	22,184,019
	Trinity Industries, Inc.	1,370,200	72,620,600
*	Triumph Group, Inc.	548,417	22,951,251
*	Tufco Technologies, Inc.	1,000	6,400
	Twin Disc, Inc.	40,198	2,108,787
*	U.S. Xpress Enterprises, Inc. Class A	160,990	2,746,489
*	United Rentals, Inc.	1,783,901	58,155,173
*	URS Corp.	1,147,567	50,022,446
* #	Valence Technology, Inc.	4,800	11,040
*	Valpey Fisher Corp.	10,250	32,595
	Viad Corp.	224,300	7,179,843
*	Volt Information Sciences, Inc.	396,700	9,493,031

9

	Washington Group International, Inc.	127,606	7,448,362
	Waste Industries USA, Inc.	259,393	4,020,592
*	Water Pik Technologies, Inc.	104,945	2,891,235
	Werner Enterprises, Inc.	18,883	366,897
*	Westaff, Inc.	195,100	860,371
* #	Western Power & Equipment Corp.	4,091	6,955
*	Willis Lease Finance Corp.	131,300	1,248,663
*	Wolverine Tube, Inc.	487,800	1,790,226
*	Xanser Corp.	255,500	1,116,535
Total Industrials			1,676,707,381

Financials — (14.9%)
	1st Source Corp.	491,940	13,110,201
	21st Century Insurance Group	196,558	3,184,240
*	ACE Cash Express, Inc.	84,112	2,071,679
	Advanta Corp. Class A	277,153	9,026,873
	Advanta Corp. Class B Non-Voting	450,013	15,781,956
*	Aether Holdings, Inc.	1,448,132	4,952,611
	Alfa Corp.	44,916	722,249
	Alliance Financial Corp.	1,700	54,570
	Ameriana Bancorp	25,683	326,303
* #	American Business Financial Services, Inc.	12,784	153
*	American Independence Corp.	1,448	17,376
*	American Physicians Capital, Inc.	296,708	14,624,737
	American Physicians Services Group, Inc.	35,800	463,252
	Ameris Bancorp	20,886	480,378
*	AmeriServe Financial, Inc.	424,173	1,925,745
*	Arch Capital Group, Ltd.	8,430	476,801
*	Argonaut Group, Inc.	1,091,535	39,862,858
	ASB Financial Corp.	10,400	210,600
*	Atlantic American Corp.	43,438	112,504
	Baldwin & Lyons, Inc. Class B	313,025	7,747,369
*	Bancinsurance Corp.	76,470	374,703
	Bancorp Rhode Island, Inc.	1,292	44,251
	BankUnited Financial Corp. Class A	375,538	10,492,532
	Banner Corp.	356,912	11,421,184
	Bay View Capital Corp.	217,976	3,729,569
	Berkshire Bancorp, Inc.	100	1,670
	Beverly Hills Bancorp, Inc.	286,984	2,978,894
*	BNS Holding, Inc. Class A	46,155	265,391
	Brookline Bancorp, Inc.	950,592	14,268,386
*	Brunswick Bancorp	300	3,900
	California First National Bancorp	80,200	1,082,700
	Camco Financial Corp.	19,783	279,138
	Capital Bank Corp.	1,200	18,672
	Capital Southwest Corp.	2,169	208,983
	Carrollton Bancorp	600	9,093
	Cash America International, Inc.	134,700	3,609,960
	Center Bancorp, Inc.	25,951	293,506
	Central Bancorp, Inc.	1,001	28,528
*	Centrue Financial Corp.	100	2,647
*	Ceres Group, Inc.	803,768	4,348,385
	CFS Bancorp, Inc.	359,385	5,275,772
	Chemical Financial Corp.	180,863	5,821,980
	Citizens First Bancorp, Inc.	5,481	157,743

10

	Citizens South Banking Corp.	3,054	38,175
* #	Citizens, Inc.	229,571	1,221,318
	Clark, Inc.	634,328	6,698,504
*	CNA Surety Corp.	623,495	10,836,343
	Commercial National Financial Corp.	200	3,562
	Community Bank System, Inc.	875,000	18,961,250
	Community Banks, Inc.	17,019	473,979
	Community Capital Corp.	262	5,829
	Community Central Bank Corp.	5	60
	Community West Bancshares	6,300	89,428
* #	CompuCredit Corp.	433,103	16,371,293
*	Consumer Portfolio Services, Inc.	28,100	191,080
	Cooperative Bankshares, Inc.	28,100	606,117
*	Credit Acceptance Corp.	499,630	11,811,253
	Delphi Financial Group, Inc. Class A	935,063	48,698,081
	Donegal Group, Inc. Class A	271,319	6,633,750
	Donegal Group, Inc. Class B	46,564	1,059,098
	EMC Insurance Group, Inc.	234,838	5,758,228
*	Epoch Holding Corp.	107,000	588,500
	ESB Financial Corp.	1,200	14,184
	Exchange National Bancshares, Inc.	1,900	56,525
*	EZCORP, Inc. Class A Non-Voting	229,027	4,953,854
	FBL Financial Group, Inc. Class A	818,627	28,013,416
	Fidelity Southern Corp.	28,624	508,076
	Financial Institutions, Inc.	9,294	177,701
*	Firebrand Financial Group, Inc.	86,400	6,480
	First Bancorp of Indiana, Inc.	300	6,720
	First Bancshares, Inc.	82	1,414
*	First Bank of Delaware	70,403	164,743
	First Citizens BancShares, Inc.	10,200	1,909,032
	First Community Bancshares, Inc.	814	26,553
	First Defiance Financial Corp.	126,892	3,500,950
	First Federal Bancshares of Arkansas, Inc.	110,400	2,544,720
	First Federal Bankshares, Inc.	900	20,430
	First Federal of Northern Michigan Bancorp, Inc.	2,100	19,740
	First Financial Corp.	5,177	148,580
	First Franklin Corp.	680	10,812
*	First Investors Financial Services Group, Inc.	119,100	887,295
	First Keystone Financial, Inc.	37,100	725,305
	First M&F Corp.	2,304	81,435
*	First Mariner Bancorp, Inc.	26,500	492,105
	First Merchants Corp.	352,613	9,083,311
	First Niagara Financial Group, Inc.	246,997	3,480,188
	First Place Financial Corp.	474,473	11,335,160
	First United Corp.	3,000	64,830
	First West Virginia Bancorp, Inc.	1	19
*	FirstCity Financial Corp.	343	4,027
* #	FirstFed Financial Corp.	335,000	20,103,350
	Flagstar Bancorp, Inc.	398,600	6,158,370
#	FNB Corp. NC	908	18,814
	FNB Corp. VA	1,700	57,766
	FNB Financial Services Corp.	21,518	343,212
*	FPIC Insurance Group, Inc.	349,473	12,280,481
*	Franklin Bank Corp.	10,482	178,823
	GB&T Bancshares, Inc.	61,886	1,290,323

11

	Great American Financial Resources, Inc.	258,400	5,111,152
	Guaranty Federal Bancshares, Inc.	15,000	425,400
	Habersham Bancorp	200	4,390
	Harleysville Group, Inc.	963,685	25,373,826
#	Harleysville Savings Financial Corp.	1,300	22,672
	Harrington West Financial Group, Inc.	1,450	23,432
	HF Financial Corp.	57,915	1,103,281
	HMN Financial, Inc.	76,201	2,457,482
	Home Federal Bancorp	100	2,550
	HopFed Bancorp, Inc.	400	6,400
	Horace Mann Educators Corp.	1,718,508	32,050,174
	Independence Holding Co.	105,807	2,354,206
	Infinity Property & Casualty Corp.	704,887	27,955,818
	Integra Bank Corp.	23,295	502,939
	Investors Title Co.	18,102	782,477
	Irwin Financial Corp.	888,942	17,814,398
*	ITLA Capital Corp.	151,188	6,996,981
	Jefferson Bancshares, Inc.	1,910	25,689
	KNBT Bancorp, Inc.	296,215	4,686,121
*	Knight Capital Group, Inc.	1,801,039	22,675,081
* #	LaBranche & Co., Inc.	1,331,740	18,844,121
	Lakeland Bancorp, Inc.	900	14,022
	LandAmerica Financial Group, Inc.	632,212	42,168,540
	Leesport Financial Corp.	1,855	46,375
	Lincoln Bancorp	300	5,246
	Longview Fibre Co.	1,748,440	32,905,641
	LSB Bancshares, Inc.	900	16,200
	LSB Corp.	3,500	61,281
	LSB Financial Corp.	800	24,376
	MAF Bancorp, Inc.	766,518	32,852,961
	MainSource Financial Group, Inc.	1,600	29,248
	MASSBANK Corp.	64,949	2,143,317
	MCG Capital Corp.	1,112,834	17,026,360
*	Meadowbrook Insurance Group, Inc.	851,564	5,637,354
	Medallion Financial Corp.	537,115	6,520,576
	Merchants Group, Inc.	24,500	730,100
	Meta Financial Group, Inc.	32,500	682,500
	MFB Corp.	17,500	539,350
	MicroFinancial, Inc.	126,900	463,185
	Midland Co.	57,920	1,950,166
	MidWestOne Financial Group, Inc.	801	15,147
	MutualFirst Financial, Inc.	1,300	28,080
	National Western Life Insurance Co. Class A	23,900	5,331,134
*	Navigators Group, Inc.	200,537	9,405,185
	NBC Capital Corp.	3,132	76,765
	NetBank, Inc.	297,582	2,216,986
	New Hampshire Thrift Bancshares, Inc.	200	3,020
*	Newtek Business Services, Inc.	134,657	249,115
	North Central Bancshares, Inc.	39,300	1,505,190
	Northeast Bancorp	21,100	472,640
	Northrim BanCorp, Inc.	1,575	36,633
	Northway Financial, Inc.	1,200	44,640
	NYMAGIC, Inc.	155,216	3,911,443
*	Ocwen Financial Corp.	1,623,030	15,938,155
	Ohio Casualty Corp.	1,903,514	58,266,564

12

	Omega Financial Corp.	68,692	2,233,864
*	Pacific Premier Bancorp, Inc.	52,640	631,680
	Parkvale Financial Corp.	41,591	1,161,221
	Partners Trust Financial Group, Inc.	1,028,232	12,112,573
	PAULA Financial	89,200	173,940
*	Penn Treaty American Corp.	371,000	3,858,400
	Peoples Bancorp, Inc. IN	3,301	70,971
	Peoples Bancorp, Inc. OH	73,637	2,169,346
	Peoples Community Bancorp	550	11,220
	Pinnacle Bancshares, Inc.	12,700	175,260
*	Piper Jaffray Companies, Inc.	565,361	28,087,134
*	PMA Capital Corp. Class A	1,040,169	10,006,426
	Pocahontas Bancorp, Inc.	72,100	931,532
#	Potlatch Corp.	517,299	18,850,376
*	Premier Financial Bancorp, Inc.	1,300	19,981
	Presidential Life Corp.	966,437	21,174,635
	Provident Financial Holdings, Inc.	117,569	3,503,556
#	Provident Financial Services, Inc.	1,312,960	24,421,056
*	PSB Bancorp, Inc.	43,600	551,540
	Renasant Corp.	810	27,921
*	Republic First Bancorp, Inc.	68,413	964,623
*	Rewards Network, Inc.	24,500	192,815
	Riverview Bancorp, Inc.	105,403	2,677,236
	RLI Corp.	280,379	14,781,581
*	RTW, Inc.	163,150	1,659,235
	Rurban Financial Corp.	100	1,278
*	SCPIE Holdings, Inc.	175,900	3,999,966
*	Seabright Insurance Holdings	175,900	2,921,699
#	Selective Insurance Group, Inc.	950,202	51,519,952
	Shore Financial Corp.	500	8,580
	Simmons First National Corp. Class A	213,968	6,091,669
	Sound Federal Bancorp, Inc.	81,525	1,661,479
* #	South Street Financial Corp.	2,400	22,200
	Southern Community Financial Corp.	12,800	120,320
*	Standard Management Corp.	132,600	103,428
	Sterling Financial Corp.	88,710	2,567,267
	Stewart Information Services Corp.	607,500	28,522,125
*	Stratus Properties, Inc.	94,450	2,201,157
*	Sun Bancorp, Inc.	224,612	4,671,930
	Susquehanna Bancshares, Inc.	919,624	22,172,135
	Sussex Bancorp	500	7,345
	SWS Group, Inc.	263,400	6,419,058
	Synergy Financial Group, Inc.	31,241	417,380
	Texas United Bancshares, Inc.	300	5,700
	TF Financial Corp.	36,000	1,026,000
	The Phoenix Companies, Inc.	3,130,300	44,919,805
	TierOne Corp.	70,139	2,314,587
	Timberland Bancorp, Inc.	56,021	1,495,761
	Tower Financial Corp.	1,400	23,090
* #	Trenwick Group, Ltd.	199,776	250
*	Triad Guaranty, Inc.	292,126	13,259,599
	UICI	889,200	32,624,748
	UMB Financial Corp.	679,019	45,928,845
	Umpqua Holdings Corp.	603,431	16,250,397
*	Unico American Corp.	146,700	1,400,985

13

	UnionBancorp, Inc.	934	19,380
*	United America Indemnity, Ltd.	258,776	5,887,154
*	United Capital Corp.	600	16,182
	United Community Financial Corp.	917,204	11,226,577
	United Fire & Casualty Co.	28,856	1,032,756
	Unizan Financial Corp.	18,231	497,706
	Vail Banks, Inc.	500	7,750
*	Vesta Insurance Group, Inc.	1,137,100	1,023,390
	Wainwright Bank & Trust Co.	3,447	35,159
	Wayne Savings Bancshares, Inc.	801	12,023
	Wesbanco, Inc.	162,505	5,159,534
	Westbank Corp.	1,209	18,836
	Willow Grove Bancorp, Inc.	112,154	1,904,375
*	Wilshire Enterprises, Inc.	104,603	874,481
	WVS Financial Corp.	2,100	34,860
	Ziegler Companies, Inc.	8,100	197,640
Total Financials			1,300,195,379

Information Technology — (14.0%)
*	3Com Corp.	435,867	2,026,782
*	Actel Corp.	836,460	12,203,951
*	ActivCard Corp.	357,690	1,309,145
*	Adaptec, Inc.	1,689,383	10,575,538
*	Adept Technology, Inc.	1,520	12,434
*	Advanced Digital Information Corp.	576,524	4,992,698
*	Advanced Power Technology, Inc.	241,988	3,680,637
*	Aehr Test Systems	106,900	400,875
*	Aeroflex, Inc.	282,915	3,677,895
*	Aetrium, Inc.	75,648	406,230
*	Agile Software Corp.	1,758,383	12,203,178
	Agilysys, Inc.	931,534	13,311,621
	Allen Organ Co. Class B	4,900	286,650
*	Alliance Semiconductor Corp.	1,156,002	3,017,165
*	Allied Motion Technologies, Inc.	44,700	198,021
	American Software, Inc. Class A	242,319	1,647,769
*	American Technical Ceramics Corp.	83,800	1,159,792
*	Amistar Corp.	41,700	186,608
*	Amtech Systems, Inc.	8,000	70,052
* #	Anadigics, Inc.	877,146	5,534,791
*	Analex Corp.	43,000	114,380
*	Analysts International Corp.	555,681	1,505,896
*	Analytical Surveys, Inc.	830	1,237
*	Anaren, Inc.	622,648	10,697,093
*	Answerthink, Inc.	139,528	853,911
*	APA Enterprises, Inc.	155,000	193,750
*	Applied Films Corp.	425,408	8,172,088
*	Applied Innovation, Inc.	150,200	614,318
* #	Applied Micro Circuits Corp.	7,013,251	25,317,836
*	Ariba, Inc.	385,594	3,933,059
* #	Arris Group, Inc.	207,231	2,629,761
*	Art Technology Group, Inc.	200,613	587,796
*	Aspen Technology, Inc.	338,027	4,049,563
*	Astea International, Inc.	12,900	248,067
	Astro-Med, Inc.	31,040	310,400
*	Atari, Inc.	8,767	7,496

14

*	Atmel Corp.	11,988	54,545
* #	Avanex Corp.	392,800	557,776
*	Avici Systems, Inc.	448,223	1,618,085
*	Aware, Inc.	551,524	2,972,714
*	Axcelis Technologies, Inc.	39,664	274,078
*	AXT, Inc.	504,197	1,467,213
* #	BearingPoint, Inc.	269,900	2,404,809
#	Belden CDT, Inc.	1,428,527	36,827,426
*	Bell Industries, Inc.	159,363	398,408
* #	Bell Microproducts, Inc.	939,070	5,643,811
*	Benchmark Electronics, Inc.	650,500	22,910,610
	Black Box Corp.	621,133	29,677,735
*	Blonder Tongue Laboratories, Inc.	22,200	48,840
	Bogen Communications International, Inc.	44,100	270,113
*	Bookham, Inc.	234,910	1,639,672
*	Borland Software Corp.	719,017	3,817,980
*	CalAmp Corp.	768,412	7,722,541
*	CallWave, Inc.	3,957	17,925
*	Captaris, Inc.	971,452	3,817,806
*	Carrier Access Corp.	129,878	662,378
*	Catalyst Semiconductor, Inc.	190,687	962,969
*	C-COR, Inc.	360,744	2,561,282
	Celeritek, Inc.	370,372	48,148
* #	CellStar Corp.	395,169	1,284,299
*	Centillium Communications, Inc.	101,429	300,230
*	CEVA, Inc.	5,486	33,081
*	Ciber, Inc.	1,974,100	11,430,039
*	Ciena Corp.	1,279,600	5,143,992
*	Ciprico, Inc.	73,500	432,180
*	Cirrus Logic, Inc.	20,781	157,728
*	Clarus Corp.	385,300	2,751,042
*	Cognitronics Corp.	7,600	22,876
*	Coherent, Inc.	1,095,630	35,564,150
*	Comarco, Inc.	8,703	104,001
* #	Commerce One, Inc.	55,600	0
	Communications Systems, Inc.	17,350	207,333
*	Computer Horizons Corp.	860,232	4,000,079
*	Computer Task Group, Inc.	182,300	736,492
*	Conexant Systems, Inc.	377,856	1,126,011
*	Cosine Communications, Inc.	309,226	714,312
* #	Cray, Inc.	400	784
* #	Credence Systems Corp.	2,205,986	19,103,839
*	Crossroads Systems, Inc.	19,000	16,530
*	CSP, Inc.	24,560	138,027
	CTS Corp.	1,275,200	15,748,720
*	Data I/O Corp.	85,100	349,761
*	Data Systems & Software, Inc.	90,000	185,400
* #	Datalink Corp.	194,400	1,030,320
	Dataram Corp.	27,610	133,909
* #	Delphax Technologies, Inc.	69,600	201,840
*	Digi International, Inc.	152,702	1,659,871
*	Digimarc Corp.	246,278	1,824,920
* #	Digital Angel Corp.	344,750	1,344,525
*	Ditech Communications Corp.	696,481	7,180,719
*	Dot Hill Systems Corp.	960,860	6,495,414

15

*	EasyLink Services Corp.	640	506
*	Echelon Corp.	277,073	2,244,291
*	Edgewater Technology, Inc.	257,388	1,526,311
*	Electro Scientific Industries, Inc.	161,372	4,027,845
*	Electroglas, Inc.	478,233	2,109,008
*	Electronics for Imaging, Inc.	207,898	5,575,824
* #	EMCORE Corp.	21,831	169,190
*	EMS Technologies, Inc.	359,501	6,291,268
*	En Pointe Technologies, Inc.	38,900	92,971
*	ePlus, Inc.	254,132	3,583,261
*	ESS Technology, Inc.	402,191	1,504,194
*	Evans & Sutherland Computer Corp.	181,900	1,118,685
*	Exar Corp.	1,454,122	18,103,819
*	Forgent Networks, Inc.	356,664	641,995
	Frequency Electronics, Inc.	99,565	1,294,345
*	FSI International, Inc.	888,436	5,250,657
*	Gateway, Inc.	1,088,500	2,568,860
* #	Genesis Microchip, Inc.	499,852	10,746,818
*	Gerber Scientific, Inc.	683,000	7,096,370
*	Giga-Tronics, Inc.	28,400	71,000
*	Glenayre Technologies, Inc.	981,800	3,829,020
*	Globecomm Systems, Inc.	153,600	1,007,616
* #	Globix Corp.	239,400	442,890
* #	Glowpoint, Inc.	148,001	90,651
*	GSE Systems, Inc.	82,593	136,278
*	GTSI Corp.	305,730	2,320,491
*	Halifax Corp.	23,600	76,228
*	HEI, Inc.	800	2,360
*	hi/fn, Inc.	241,436	1,697,295
*	HomeStore, Inc.	48,200	299,804
*	Hutchinson Technology, Inc.	182,028	5,007,590
*	Hypercom Corp.	1,417,400	10,899,806
* #	Ibis Technology Corp.	62,040	212,177
*	Identix, Inc.	111,548	911,347
*	iGATE Capital Corp.	555,010	3,690,817
*	I-many, Inc.	391,100	617,938
	Imation Corp.	685,700	30,067,945
*	InFocus Corp.	1,324,988	5,379,451
	Inforte Corp.	373,403	1,545,888
*	InfoSpace, Inc.	245,911	5,928,914
*	Innovex, Inc.	404,679	1,736,073
*	InsWeb Corp.	22,766	58,281
*	Integrated Device Technology, Inc.	339,121	5,035,947
*	Integrated Silicon Solution, Inc.	1,100,179	6,953,131
*	Intelligent Systems Corp.	51,575	139,253
*	Intelligroup, Inc.	70,900	107,059
*	Interland, Inc.	505,439	2,926,492
* #	Internet Commerce Corp.	49,200	207,624
*	Interphase Corp.	6,580	40,467
*	Interwoven, Inc.	1,440,360	12,531,132
*	Intest Corp.	6,385	28,541
*	IntriCon Corp.	76,900	453,710
* #	Intrusion, Inc.	23,200	45,008
*	Iomega Corp.	1,677,700	4,697,560
*	ioWorldMedia, Inc.	18,666	6,533

16

* #	IPIX Corp.	7,400	13,838
*	iVillage, Inc.	12,901	105,143
*	Jaco Electronics, Inc.	104,269	372,240
*	JDA Software Group, Inc.	1,008,978	13,853,268
*	Keane, Inc.	420,000	4,930,800
*	Kemet Corp.	2,990,584	26,646,103
*	Key Tronic Corp.	157,500	614,250
*	Keynote Systems, Inc.	283,700	3,191,625
*	Lantronix, Inc.	137,900	310,275
*	Lattice Semiconductor Corp.	1,887,559	8,588,393
*	LeCroy Corp.	225,577	3,338,540
* #	Level 8 Systems, Inc.	5,866	147
*	Lightbridge, Inc.	772,255	7,575,822
*	LightPath Technologies, Inc.	30,800	139,524
*	Logic Devices, Inc.	91,300	103,169
*	LogicVision, Inc.	155,000	210,800
*	LookSmart, Ltd.	3,300	15,180
*	LTX Corp.	1,700	9,622
*	Management Network Group, Inc.	272,465	653,916
*	Manugistic Group, Inc.	636,922	1,184,675
*	Mapinfo Corp.	30,546	412,066
*	Mastec, Inc.	260,000	3,367,000
*	Maxtor Corp.	279,000	2,678,400
*	McDATA Corp. Class A	1,755,511	7,759,359
*	McDATA Corp. Class B	279,600	1,123,992
* #	MDI, Inc.	184,500	201,105
*	MedQuist, Inc.	463,973	6,495,622
*	Merix Corp.	605,113	5,857,494
*	MetaSolv, Inc.	577,837	1,502,376
	Methode Electronics, Inc.	125,946	1,545,357
*	Micro Linear Corp.	186,500	289,075
*	Microtune, Inc.	143,400	774,360
*	MKS Instruments, Inc.	1,414,079	31,618,806
*	MPS Group, Inc.	3,608,200	54,628,148
*	MRV Communications, Inc.	693,200	2,031,076
* #	MSC.Software Corp.	935,339	17,023,170
* #	MTI Technology Corp.	300	390
*	MTM Technologies, Inc.	6,100	24,400
*	Nanometrics, Inc.	423,264	5,620,946
*	Neoforma, Inc.	262,477	2,601,147
*	NeoMagic Corp.	4,565	31,270
*	NetIQ Corp.	1,808,953	20,441,169
*	NetManage, Inc.	82,416	449,167
*	NetRatings, Inc.	351,216	4,576,344
*	NetScout Systems, Inc.	260,306	1,759,669
*	Network Engines, Inc.	18,200	39,674
*	Network Equipment Technologies, Inc.	767,484	3,139,010
*	Newport Corp.	1,401,969	24,870,930
*	NMS Communications Corp.	190,600	678,536
*	Nu Horizons Electronics Corp.	569,917	4,975,375
* #	Nuance Communications, Inc.	504,762	5,400,953
*	NumereX Corp. Class A	64,000	525,440
* #	NYFIX, Inc.	481,227	3,190,535
*	O.I. Corp.	51,500	618,005
* #	Omtool, Ltd.	52,514	368,648

17

*	Oplink Communications, Inc.	22,242	363,657
*	OPNET Technologies, Inc.	73,260	703,296
*	OPTi, Inc.	166,200	275,892
*	Optical Cable Corp.	109,302	549,789
*	Optical Communication Products, Inc.	106,091	300,238
* #	OSI Systems, Inc.	577,323	11,979,452
*	Overland Storage, Inc.	241,387	2,066,273
*	OYO Geospace Corp.	38,939	1,845,319
*	Paxar Corp.	992,550	19,037,109
*	PC Connection, Inc.	602,927	3,304,040
*	PC-Tel, Inc.	651,060	4,915,503
*	Pegasus Solutions, Inc.	713,641	6,594,043
*	Pegasystems, Inc.	260,974	2,134,767
* #	Pemstar, Inc.	700,171	1,617,395
*	Perceptron, Inc.	272,866	2,221,129
*	Performance Technologies, Inc.	54,125	427,588
*	Pericom Semiconductor Corp.	854,988	7,703,442
*	Pervasive Software, Inc.	162,848	690,476
*	Phoenix Technologies, Ltd.	127,496	883,547
*	Photronics, Inc.	528,751	9,290,155
*	Planar Systems, Inc.	498,455	7,745,991
*	PLATO Learning, Inc.	453,026	3,587,966
*	Plexus Corp.	378,791	12,712,226
* #	Polycom, Inc.	700	13,594
* #	Powerwave Technologies, Inc.	986,661	14,484,183
	Printronix, Inc.	89,966	1,329,697
#	Procom Technology, Inc.	900	756
*	Qualstar Corp.	800	3,320
*	Quantum Corp.	1,187,800	4,240,446
*	QuickLogic Corp.	422,117	2,114,806
*	Quovadx, Inc.	494,445	1,409,168
*	RadiSys Corp.	152,491	2,781,436
*	Raindance Communications, Inc.	357,981	948,650
*	REMEC, Inc.	494,523	657,716
*	Reptron Electronics, Inc.	2,856	1,756
	Richardson Electronics, Ltd.	62,584	529,461
*	Robotic Vision Systems, Inc.	7,760	9
*	Rudolph Technologies, Inc.	208,277	3,432,405
*	S1 Corp.	226,502	933,188
*	Safeguard Scientifics, Inc.	993,100	1,886,890
*	SafeNet, Inc.	928,206	23,130,894
*	SatCon Technology Corp.	96,100	177,785
*	SBS Technologies, Inc.	479,265	5,315,049
*	SCM Microsystems, Inc.	347,770	1,199,807
*	Seachange International, Inc.	678,694	6,115,033
*	Segue Software, Inc.	65,782	558,489
*	Selectica, Inc.	916,002	2,519,006
*	Sigmatron International, Inc.	16,600	178,782
*	Silicon Graphics, Inc.	1,521,600	617,770
*	Silicon Storage Technology, Inc.	1,791,381	8,097,042
*	SimpleTech, Inc.	604,536	2,514,870
*	Sipex Corp.	494,753	1,484,259
*	Skyworks Solutions, Inc.	1,401,935	7,374,178
*	Somera Communications, Inc.	87,700	45,604
*	Sonic Foundry, Inc.	22,400	27,328

18

*	SonicWALL, Inc.	1,860,154	12,481,633
*	Spectrum Control, Inc.	172,718	1,286,749
*	Standard Microsystems Corp.	324,369	10,548,480
*	SteelCloud, Inc.	5,800	9,686
*	Stellent, Inc.	817,144	8,947,727
*	Stratos International, Inc.	326,324	2,196,161
*	SumTotal Systems, Inc.	16,097	69,217
*	Sunrise Telecom, Inc.	188,500	327,990
*	Suntron Corp.	91,075	236,795
*	Sycamore Networks, Inc.	1,875,151	8,756,955
*	Sykes Enterprises, Inc.	488,038	6,500,666
*	SYNNEX Corp.	41,000	757,270
*	Taitron Components, Inc.	6,400	14,400
*	Technical Communications Corp.	6,200	21,390
	Technitrol, Inc.	683,522	14,955,461
*	Technology Solutions Co.	1,100	8,932
*	TechTeam Global, Inc.	223,200	2,399,400
*	Tegal Corp.	14,400	8,496
*	Telular Corp.	71,925	225,125
*	Terayon Communication Systems, Inc.	118,800	318,384
*	Tessco Technologies, Inc.	261	4,829
*	TheStreet.com, Inc.	220,859	1,713,866
*	Three-Five Systems, Inc.	5,098	1,376
*	Tier Technologies, Inc. Class B	602,698	4,580,505
*	TII Network Technologies, Inc.	96,800	229,416
*	Tollgrade Communications, Inc.	408,291	5,818,147
*	Track Data Corp.	860	2,468
*	Transcat, Inc.	59,100	301,410
	Trans-Lux Corp.	2,746	16,339
*	Transmeta Corp.	9,791	16,155
*	Triquint Semiconductor, Inc.	2,461,586	11,667,918
*	TTM Technologies, Inc.	111,037	1,433,488
*	Tumbleweed Communications Corp.	36,600	103,212
*	Tut Systems, Inc.	20,889	62,667
*	Ulticom, Inc.	10,388	116,138
* #	Verilink Corp.	118,178	93,361
* #	Verso Technologies, Inc.	949	1,653
*	Vicon Industries, Inc.	80,000	256,000
*	Viewpoint Corp.	1,400	1,456
*	Vignette Corp.	1,013,838	16,322,792
* #	Vitech America, Inc.	470	1
*	Vitesse Semiconductor, Inc.	10,800	34,020
* #	Vyyo, Inc.	73,714	524,844
*	WatchGuard Technologies, Inc.	1,158,796	4,704,712
*	Webb Interactive Services, Inc.	1,300	228
*	webMethods, Inc.	5,600	41,664
*	White Electronics Designs Corp.	411,379	2,488,843
	Wireless Telecom Group, Inc.	82,700	229,079
	Woodhead Industries, Inc.	282,291	4,093,220
*	Zhone Technologies, Inc.	441,678	1,077,694
*	Zomax, Inc.	1,025,246	2,101,754
*	Zones, Inc.	170,200	1,147,148
*	Zoran Corp.	1,582,414	31,300,149
*	Zygo Corp.	444,112	7,634,285
Total Information Technology			1,216,827,074

19

Materials — (9.7%)
*	AK Steel Holding Corp.	1,039,916	11,543,068
*	American Pacific Corp.	102,800	589,044
	Arch Chemicals, Inc.	434,937	12,273,922
	Atlantis Plastics, Inc.	46,500	413,850
*	Badger Paper Mills, Inc.	10,300	1,442
	Bairnco Corp.	113,000	1,090,450
*	Brush Engineered Materials, Inc.	623,600	10,856,876
*	Buckeye Technologies, Inc.	1,305,077	11,497,728
	Calgon Carbon Corp.	1,011,400	7,868,692
*	Caraustar Industries, Inc.	935,728	9,516,354
	Carpenter Technology Corp.	780,462	65,238,819
	Castle (A.M.) & Co.	129,522	3,668,063
*	Chaparral Steel Co.	785,757	35,995,528
#	Chemtura Corp.	1,459	16,166
	Chesapeake Corp.	683,906	9,020,720
*	Coeur d’Alene Mines Corp.	204,024	1,130,293
	Commercial Metals Co.	795,632	36,034,173
*	Continental Materials Corp.	6,700	187,600
	CPAC, Inc.	81,559	331,130
*	Detrex Corp.	12,700	78,740
*	Devcon International Corp.	51,500	451,140
*	Environmental Technologies Corp.	35,800	0
	Ferro Corp.	81,100	1,628,488
	Friedman Industries, Inc.	13,140	100,390
	Gibraltar Industries, Inc.	763,174	19,468,569
	Glatfelter (P.H.) Co.	1,487,100	24,447,924
*	Graphic Packaging Corp.	415,600	1,080,560
	Greif, Inc. Class A	25,100	1,453,541
	H.B. Fuller Co.	775,200	31,473,120
*	ICO, Inc.	260,200	1,074,626
*	Impreso, Inc.	6,400	11,008
*	Kaiser Aluminum Corp.	665	30
*	Keystone Consolidated Industries, Inc.	18,342	477
*	Lesco, Inc.	188,545	3,063,837
*	Material Sciences Corp.	412,667	5,368,798
*	Maxxam, Inc.	103,900	3,350,775
#	Minerals Technologies, Inc.	512,800	27,450,184
	Myers Industries, Inc.	1,216,771	19,468,336
*	NewMarket Corp.	537,602	18,531,141
	Niagara Corp.	130,300	2,280,250
	NL Industries, Inc.	800	10,552
	NN, Inc.	106,157	1,309,977
*	Northwest Pipe Co.	104,161	2,757,142
	Olympic Steel, Inc.	299,800	7,902,728
*	OM Group, Inc.	917,800	19,466,538
*	Omnova Solutions, Inc.	86,851	527,186
* #	Oregon Steel Mills, Inc.	154,800	5,863,824
	Penford Corp.	90,475	1,436,291
*	PolyOne Corp.	645,206	5,632,648
	Pope & Talbot, Inc.	477,700	3,616,189
	Quaker Chemical Corp.	289,250	5,782,108
	Reliance Steel & Aluminum Co.	993,498	81,854,300
	Roanoke Electric Steel Corp.	138,800	3,879,460

20

	Rock of Ages Corp.	87,600	446,760
	Rock-Tenn Co. Class A	1,168,523	15,331,022
	Rotonics Manufacturing, Inc.	2,500	8,000
*	RTI International Metals, Inc.	252,750	10,628,138
	Ryerson Tull, Inc.	868,939	21,932,020
	Schnitzer Steel Industries, Inc. Class A	787,268	24,484,035
	Schulman (A.), Inc.	1,037,091	24,299,042
	Schweitzer-Maudoit International, Inc.	389,400	10,007,580
	Sensient Technologies Corp.	1,091,900	19,566,848
*	Southwall Technologies, Inc.	3,300	2,409
	Spartech Corp.	1,069,200	25,874,640
	Steel Dynamics, Inc.	861,987	39,651,402
	Steel Technologies, Inc.	437,888	12,081,330
	Stepan Co.	139,000	3,712,690
*	Stillwater Mining Co.	1,522,380	19,806,164
	Summa Industries, Inc.	45,504	352,656
*	Synalloy Corp.	86,540	1,125,020
*	Terra Industries, Inc.	2,984,600	21,160,814
	Texas Industries, Inc.	647,057	39,250,478
*	U.S. Concrete, Inc.	699,166	8,760,550
*	Universal Stainless & Alloy Products, Inc.	144,642	2,811,840
	Vulcan International Corp.	11,100	602,175
	Wausau-Mosinee Paper Corp.	1,605,199	20,867,587
*	Webco Industries, Inc.	9,290	689,783
	Wellman, Inc.	851,400	5,346,792
*	WHX Corp.	1,413	0
*	Williams Industries, Inc.	3,400	7,038
	Worthington Industries, Inc.	7,100	139,160
Total Materials			847,040,768

Energy — (5.0%)
	Adams Resources & Energy, Inc.	9,475	249,098
* #	AstroPower, Inc.	22,344	0
* #	BPZ Energy, Inc.	4,188	15,119
*	Bristow Group, Inc.	808,100	24,129,866
*	Callon Petroleum Co.	647,700	11,451,336
	Castle Energy Corp.	218,410	4,903,304
	Cimarex Energy Co.	308,485	13,159,970
*	Giant Industries, Inc.	312,500	18,187,500
*	Gulfmark Offshore, Inc.	426,461	11,693,561
* #	Hanover Compressor Co.	3,541,724	54,117,543
*	Harvest Natural Resources, Inc.	315,700	2,844,457
* #	Horizon Offshore, Inc.	657,752	598,554
* #	Houston Exploration Co.	279,542	16,168,709
* #	Input/Output, Inc.	673,600	5,092,416
	Maritrans, Inc.	96,226	2,190,104
*	Matrix Service Co.	2,558	28,317
*	Meridian Resource Corp.	1,892,747	8,025,247
*	Parker Drilling Co.	1,911,999	17,685,991
*	Petrohawk Energy Corp.	180,615	2,281,167
	Resource America, Inc.	205,628	3,376,412
*	SEACOR Holdings, Inc.	774,633	56,524,970
*	Stone Energy Corp.	1,011,411	41,872,415
*	Swift Energy Corp.	577,905	22,399,598
*	T-3 Energy Services, Inc.	880	12,487

21

*	Torch Offshore, Inc.	4	0
*	TransMontaigne, Inc.	1,397,224	10,535,069
*	U.S. Energy Corp. Wyoming	25,300	137,632
*	Universal Compression Holdings, Inc.	1,121,884	49,082,425
	USEC, Inc.	2,955,202	36,762,713
*	Veritas DGC, Inc.	486,700	20,504,671
Total Energy			434,030,651

Health Care — (4.4%)
*	Accelrys, Inc.	789,032	4,891,998
*	Albany Molecular Research, Inc.	735,223	7,418,400
*	Allied Healthcare International, Inc.	444,860	2,153,122
*	Allied Healthcare Products, Inc.	129,675	728,773
*	Almost Family, Inc.	3,426	48,886
	Alpharma, Inc. Class A	1,425,400	43,118,350
	American Shared Hospital Services	39,800	266,660
	Analogic Corp.	191,529	10,332,990
*	Andrx Corp.	45,935	900,326
*	Angeion Corp.	315	1,279
*	Applera Corp. - Celera Genomics Group	24,200	278,058
*	Aradigm Corp.	580	2,076
*	Arena Pharmaceuticals, Inc.	353,072	6,252,905
	Argonaut Technologies, Inc.	5,149	1,467
*	Arqule, Inc.	557,885	3,001,421
	Atrion Corp.	24,343	1,815,647
*	ATS Medical, Inc.	71,560	196,790
*	Avigen, Inc.	660,174	3,762,992
*	Beverly Enterprises, Inc.	1,254,500	15,505,620
*	Bioanalytical Systems, Inc.	16,900	106,470
*	BioScrip, Inc.	1,101,315	7,896,429
*	Bioveris Corp.	35,600	153,436
*	Bruker BioSciences Corp.	179,893	804,122
*	Caliper Life Sciences, Inc.	847,075	5,616,107
	Cambrex Corp.	947,983	17,556,645
*	Capital Senior Living Corp.	782,199	8,408,639
*	Caprius, Inc.	72	126
*	Cardiac Science Corp.	7,364	73,640
* #	Cardiotech International, Inc.	40,991	118,464
*	CareCentric, Inc.	29,400	44,100
#	Clinical Data, Inc.	5,883	134,132
*	Conmed Corp.	607,245	11,756,263
* #	Corautus Genetics, Inc.	642	3,261
*	Criticare Systems, Inc.	86,900	434,500
*	Cross Country Healthcare, Inc.	989,732	18,121,993
*	CuraGen Corp.	1,252,836	6,251,652
* #	Curative Health Services, Inc.	447,518	55,940
*	Curis, Inc.	20	50
* #	CytRx Corp.	2,800	3,808
*	Del Global Technologies Corp.	68,417	278,799
*	Discovery Partners International, Inc.	704,696	1,691,270
*	Dyax Corp.	212,496	1,274,976
*	Emisphere Technologies, Inc.	142,527	895,070
* #	Encore Medical Corp.	1,138,865	6,787,641
*	Endologix, Inc.	84,800	413,824
*	Enzon Pharmaceuticals, Inc.	53,000	358,280

22

* #	Epicept Corp.	36,299	118,335
*	Five Star Quality Care, Inc.	217,575	1,805,872
*	Gene Logic, Inc.	1,061,148	4,053,585
*	Genesis HealthCare Corp.	559,777	22,251,136
*	Greatbatch, Inc.	121,200	2,679,732
* #	GTC Biotherapeutics, Inc.	373,369	462,978
*	Hanger Orthopedic Group, Inc.	721,400	4,393,326
*	Harvard Bioscience, Inc.	492,615	2,458,149
*	HealthTronics, Inc.	391,128	2,843,501
*	HMS Holdings Corp.	294,595	2,533,517
	Hooper Holmes, Inc.	2,056,600	5,840,744
*	ImmunoGen, Inc.	287,567	1,314,181
*	Incyte Corp.	320,878	1,886,763
*	Innovative Clinical Solutions, Ltd.	4,226	15
* #	Insmed, Inc.	36,825	90,958
*	IntegraMed America, Inc.	84,124	927,888
*	Iridex Corp.	95,198	785,384
	Kewaunee Scientific Corp.	31,200	287,976
* #	Kindred Healthcare, Inc.	1,130,181	24,434,513
* #	Lipid Sciences, Inc.	83,402	220,181
*	Maxygen, Inc.	277,824	2,161,471
*	MedCath Corp.	313,805	7,192,411
*	Medical Staffing Network Holdings, Inc.	418,300	2,150,062
*	MEDTOX Scientific, Inc.	11,300	94,355
*	MGI Pharma, Inc.	250	4,408
*	Microtek Medical Holdings, Inc.	995,987	3,505,874
*	Monogram Biosciences, Inc.	773,115	1,538,499
* #	Nanogen, Inc.	389,956	982,689
*	National Dentex Corp.	422	8,440
	National Home Health Care Corp.	52,733	591,854
	National Research Corp.	38,916	832,802
*	Neose Technologies, Inc.	19,526	63,850
*	Neurogen Corp.	134,097	903,814
*	New Brunswick Scientific Co., Inc.	101,693	738,291
*	North American Scientific, Inc.	135,561	310,448
	NWH, Inc.	55,200	687,240
* #	OCA, Inc.	1,663,800	632,244
* #	Occulogix, Inc.	57,000	207,480
*	Orthologic Corp.	372,115	2,154,546
*	Oscient Pharmaceutical Corp.	38,118	76,998
*	Osteotech, Inc.	244,569	1,117,680
*	PDI, Inc.	145,175	1,409,649
*	Pediatric Services of America, Inc.	246,000	3,131,580
*	Pharmacopia Drug Discovery, Inc.	148,245	716,023
*	PRAECIS Pharmaceuticals, Inc.	187,185	1,115,623
*	Radiologix, Inc.	251,892	476,076
*	Res-Care, Inc.	524,177	9,587,197
*	Rita Medical Systems, Inc.	330,878	1,237,484
*	Rochester Medical Corp.	178	2,001
*	Rural/Metro Corp.	132,500	1,142,150
*	Sangamo BioSciences, Inc.	9	57
*	Sequenom, Inc.	633,851	412,003
*	Serologicals Corp.	171,353	4,145,029
*	Sonic Innovations, Inc.	199,966	863,853
	Span-American Medical System, Inc.	24,100	325,109

23

*	SRI/Surgical Express, Inc.	85,710	524,545
*	Strategic Diagnostics, Inc.	9,450	35,154
*	SunLink Health Systems, Inc.	64,300	630,140
*	Sunrise Senior Living, Inc.	1,260,100	44,683,146
*	Synovis Life Technologies, Inc.	218,981	2,067,181
*	Theragenics Corp.	1,050,500	3,550,690
*	Third Wave Technologies, Inc.	18,676	57,707
*	Titan Pharmaceuticals, Inc.	299,798	1,037,301
* #	Trestle Holdings, Inc.	4,640	1,044
*	Tripos, Inc.	8,500	26,775
*	United American Healthcare Corp.	17,750	48,990
*	Urologix, Inc.	46,100	172,875
*	Viasys Healthcare, Inc.	20,700	604,026
*	Vical, Inc.	471,918	2,222,734
*	Zoll Medical Corp.	288,008	7,560,210
Total Health Care			383,047,939

Consumer Staples — (3.9%)
	Alliance One International, Inc.	2,818,707	12,543,246
#	American Italian Pasta Co.	588,900	2,561,715
#	Cal-Maine Foods, Inc.	417,294	2,670,682
*	Carrington Laboratories, Inc.	119,700	544,396
	Casey’s General Stores, Inc.	474,652	12,450,122
*	Central Garden & Pet Co.	14,699	799,038
	Chiquita Brands International, Inc.	1,362,073	23,454,897
	Corn Products International, Inc.	580,100	15,639,496
*	Cruzan International, Inc.	84,720	2,397,576
*	Foodarama Supermarkets, Inc.	12,800	672,000
*	Fresh Brands, Inc.	2,900	20,445
	Golden Enterprises, Inc.	17,000	51,017
* #	Great Atlantic & Pacific Tea Co., Inc.	1,275,400	41,144,404
*	Griffin Land & Nurseries, Inc. Class A	24,600	781,050
*	Hain Celestial Group, Inc.	1,313,028	30,646,074
	Imperial Sugar Co. (New)	239,752	6,281,502
* #	Imperial Sugar Co. (Old)	282,800	0
	Ingles Market, Inc. Class A	375,022	6,191,613
*	Katy Industries, Inc.	131,100	469,338
#	Longs Drug Stores Corp.	1,141,200	43,787,844
#	Marsh Supermarkets, Inc. Class A	36,400	316,898
#	Marsh Supermarkets, Inc. Class B	58,500	457,470
	MGP Ingredients, Inc.	393,563	5,246,195
*	Monterey Pasta Co.	465,100	1,818,541
	Nash Finch Co.	368,743	11,431,033
*	Natrol, Inc.	122,500	269,500
*	Natural Alternatives International, Inc.	80,300	684,156
	Oil-Dri Corp. of America	46,600	874,216
*	Omega Protein Corp.	693,800	4,364,002
*	Pathmark Stores, Inc.	467,190	4,699,931
*	Performance Food Group Co.	1,115,273	32,755,568
*	PriceSmart, Inc.	506,507	4,052,056
*	Pyramid Breweries, Inc.	135,189	327,157
* #	Redhook Ale Brewery, Inc.	148,898	519,058
	Ruddick Corp.	1,900	45,942
* #	San Filippo (John B.) & Son, Inc.	153,710	2,244,166
*	Scheid Vineyards, Inc.	33,600	210,000

24

*	Schiff Nutrition International, Inc.	164,000	870,840
	Scope Industries	8,100	567,000
	Seaboard Corp.	17,608	26,306,352
*	Seneca Foods Corp. Class B	10,400	205,920
*	Smart & Final Food, Inc.	430,355	6,498,360
	Spartan Stores, Inc.	22,695	267,574
	Stephan Co.	50,700	175,929
	Tasty Baking Co.	237,500	1,700,500
	The Topps Co., Inc.	6,168	49,837
	Universal Corp.	797,011	32,414,437
	Weis Markets, Inc.	27,900	1,246,014
* #	Winn-Dixie Stores, Inc.	1,578,500	576,152
Total Consumer Staples			344,301,259

Telecommunication Services — (1.1%)
*	@Road, Inc.	278,952	1,439,392
	Alaska Communications Systems Group, Inc.	114,200	1,266,478
*	Boston Communications Group, Inc.	311,411	523,170
* #	Broadwing Corp.	416,367	3,730,648
*	Cincinnati Bell, Inc.	122,000	498,980
*	Cogent Communications Group, Inc.	257	1,838
	CT Communications, Inc.	564,062	7,468,181
	D&E Communications, Inc.	306,535	3,111,330
*	GoAmerica, Inc.	559	2,242
	Hector Communications Corp.	10,500	290,325
*	IDT Corp.	692,948	8,197,575
* #	IDT Corp. Class B	2,016,500	23,976,185
*	LCC International, Inc. Class A	398,939	1,196,817
* #	Metro One Telecommunications, Inc.	378,519	223,364
*	Price Communications Corp.	1,134,001	18,994,517
*	SunCom Wireless Holdings, Inc.	1,950,400	3,315,680
	SureWest Communications	305,239	7,716,442
*	TALK America Holdings, Inc.	658,940	5,620,758
*	Time Warner Telecom, Inc.	301,436	3,807,137
*	Wireless Facilities, Inc.	46,758	210,411
*	Xeta Corp.	30,000	59,100
Total Telecommunication Services			91,650,570

Utilities — (0.3%)
	Black Hills Corp.	3	104
	Connecticut Water Services, Inc.	13,244	335,868
	Delta Natural Gas Co., Inc.	26,900	696,441
*	Dynegy, Inc.	58,100	314,321
#	Empire District Electric Co.	12,300	272,076
	Energy West, Inc.	2,700	25,353
	Florida Public Utilities Co.	3,400	48,280
	Maine & Maritimes Corp.	400	6,960
	South Jersey Industries, Inc.	995,182	28,462,205
	Southwest Gas Corp.	1,700	48,484
	Unitil Corp.	3,558	90,729
Total Utilities			30,300,821

Other — (0.0%)
* (R)	Big 4 Ranch, Inc.	73,300	0
*	Bush Industries, Inc. Escrow Shares	1,800	42

25

*	Celebrity, Inc. Escrow Shares	26,325	0
*	ePresence, Inc. Escrow Shares	312,600	40,638
*	Hoenig Group Escrow Shares	104,700	0
* #	KIT Manufacturing Co.	1,400	140
* (R)	Noel Group, Inc.	95,400	1,026
*	Petrocorp, Inc. Escrow Shares	102,600	6,156
*	StorageNetworks, Inc. Escrow Shares	362,800	9,832

TOTAL COMMON STOCKS			8,045,877,794

RIGHTS/WARRANTS — (0.0%)
*	American Banknote Corp. Warrants Series 1 10/01/07	257	0
*	American Banknote Corp. Warrants Series 2 10/01/07	257	0
* #	Angeion Corp. Warrants 10/31/07	315	0
*	CSF Holding, Inc. Litigation Rights	40,500	0
* (R)	Del Global Technologies Corp. Warrants 03/28/08	19,927	41,847
*	Imperial Credit Industries, Inc. Warrants 01/31/08	4,082	0
*	Trump Entertainment Resorts, Inc. Warrants 05/23/06	29,395	102,882

TOTAL RIGHTS/WARRANTS			144,729

		Face Amount
		(000)
BONDS — (0.0%)
* (R)	Del Global Technologies Corp. Subordinated Promissory Note
	6.000%, 03/28/07	$40	0

TEMPORARY CASH INVESTMENTS — (7.7%)
	Repurchase Agreement, Merrill Lynch Triparty Repo 4.54%, 03/01/06 (Collateralized by $429,645,000 U.S. Treasury Note 4.375%, 12/31/07, valued at $429,937,402) to be repurchased at $421,566,611	421,503	421,503,455

	Repurchase Agreement, Merrill Lynch Triparty Repo 4.52%, 03/01/06 (Collateralized by $132,545,000 U.S. Treasury Bond 4.50%, 02/15/36, valued at $131,775,724) to be repurchased at $129,205,007	129,189	129,188,787

	Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $120,480,000 FHLMC Notes 4.00%, 09/22/09, valued at $118,823,400) to be repurchased at $117,081,308	117,067	117,067,000
TOTAL TEMPORARY CASH INVESTMENTS			667,759,242

TOTAL INVESTMENTS - (100.0%)
(Cost $6,902,256,824)##			$8,713,781,765

26

THE U.S. SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value †

COMMON STOCKS — (88.1%)
Information Technology — (19.2%)
*	24/7 Real Media, Inc.	3,080	$27,196
*	3Com Corp.	104,194	484,502
* #	8X8, Inc.	19,200	32,256
*	Acacia Research-Acacia Technologies	20,260	168,158
* #	Access Integrated Technologies, Inc.	42,400	482,936
*	ACE*COMM Corp.	7,300	21,754
*	Actel Corp.	72,435	1,056,827
*	ActivCard Corp.	110,143	403,123
*	Actuate Corp.	177,000	686,760
*	Adaptec, Inc.	322,400	2,018,224
*	ADDvantage Technologies Group, Inc.	4,100	23,001
*	ADE Corp.	35,200	1,164,416
*	Adept Technology, Inc.	1,400	11,452
*	Advanced Digital Information Corp.	171,600	1,486,056
*	Advanced Energy Industries, Inc.	85,364	1,222,412
* #	Advanced Photonix, Inc.	9,000	25,920
*	Advanced Power Technology, Inc.	25,895	393,863
*	Advent Software, Inc.	89,685	2,493,243
*	Aehr Test Systems	8,500	31,875
*	Aeroflex, Inc.	216,550	2,815,150
*	Aetrium, Inc.	27,035	145,178
*	Agile Software Corp.	152,471	1,058,149
	Agilysys, Inc.	82,488	1,178,754
*	Airspan Networks, Inc.	114,300	702,945
	Allen Organ Co. Class B	800	46,800
*	Alliance Semiconductor Corp.	93,700	244,557
*	Allied Motion Technologies, Inc.	2,800	12,404
*	Altiris, Inc.	79,200	1,568,952
	American Software, Inc. Class A	59,505	404,634
*	American Technical Ceramics Corp.	7,900	109,336
*	AMIS Holdings, Inc.	14,300	123,266
*	Amistar Corp.	1,600	7,160
* #	Amkor Technology, Inc.	494,769	4,393,549
*	Ampex Corp. Class A	5,825	118,539
*	Amtech Systems, Inc.	7,304	63,957
*	Anadigics, Inc.	99,100	625,321
*	Analex Corp.	36,800	97,888
*	Analysts International Corp.	60,586	164,188
*	Analytical Surveys, Inc.	730	1,088
*	Anaren, Inc.	50,700	871,026
#	Anixter International, Inc.	101,700	4,652,775
*	Ansoft Corp.	34,439	1,348,976
*	Answerthink, Inc.	127,933	782,950

1

*	Ansys, Inc.	89,488	4,243,521
*	Anteon International Corp.	94,700	5,235,963
*	APA Enterprises, Inc.	11,400	14,250
*	Apogee Technology, Inc.	5,300	4,611
*	Applied Films Corp.	40,661	781,098
*	Applied Innovation, Inc.	33,100	135,379
*	Applied Micro Circuits Corp.	808,348	2,918,136
*	Applix, Inc.	25,700	166,279
* #	aQuantive, Inc.	174,125	4,629,984
* #	Ardent Communications, Inc.	12,900	10
*	Ariba, Inc.	205,721	2,098,354
*	Arris Group, Inc.	305,700	3,879,333
*	Art Technology Group, Inc.	260,785	764,100
*	Artisoft, Inc.	2,300	2,116
*	ASA International, Ltd.	640	1,920
*	Aspen Technology, Inc.	122,264	1,464,723
*	Astea International, Inc.	2,800	53,844
	Astro-Med, Inc.	9,530	95,300
*	Asyst Technologies, Inc.	134,200	1,309,792
*	Atari, Inc.	317,261	271,258
*	Atheros Communications	137,796	2,835,842
*	Atmel Corp.	3,300	15,015
*	ATMI, Inc.	105,833	3,178,165
*	Authentidate Holding Corp.	90,000	227,700
*	Autobytel, Inc.	88,800	414,696
* #	Avanex Corp.	332,595	472,285
*	Avici Systems, Inc.	36,843	133,003
*	Avocent Corp.	132,065	4,412,292
*	Aware, Inc.	62,659	337,732
*	Axcelis Technologies, Inc.	281,500	1,945,165
*	Axesstel, Inc.	57,700	80,203
*	AXS-One, Inc.	73,800	188,190
*	AXT, Inc.	51,600	150,156
* #	Bankrate, Inc.	44,257	1,599,891
* #	BearingPoint, Inc.	89,300	795,663
	Bel Fuse, Inc. Class A	2,500	71,000
	Bel Fuse, Inc. Class B	24,362	806,626
#	Belden CDT, Inc.	124,539	3,210,615
*	Bell Industries, Inc.	8,700	21,750
*	Bell Microproducts, Inc.	79,631	478,582
*	Benchmark Electronics, Inc.	117,600	4,141,872
*	Bitstream, Inc.	8,200	66,010
	Black Box Corp.	48,300	2,307,774
*	Blackboard, Inc.	75,964	2,188,523
*	Blonder Tongue Laboratories, Inc.	9,500	20,900
*	Blue Coat Systems, Inc.	36,186	768,229
	Bogen Communications International, Inc.	12,100	74,113
*	Bookham, Inc.	157,128	1,096,753
*	Borland Software Corp.	210,800	1,119,348
*	Bottomline Technologies, Inc.	66,106	811,121
*	Brightpoint, Inc.	114,750	3,246,278
* #	BroadVision, Inc.	83,477	45,078
*	Brocade Communications Systems, Inc.	111,924	589,839
*	Brooks Automation, Inc.	208,434	3,270,329
*	BSQUARE Corp.	26,478	87,377

2

* #	Cabot Microelectronics Corp.	68,100	2,323,572
*	CalAmp Corp.	63,628	639,461
*	California Micro Devices Corp.	62,000	377,580
*	Callidus Software, Inc.	31,000	124,000
*	CallWave, Inc.	57,300	259,569
	CAM Commerce Solutions, Inc.	10,100	222,705
*	Captaris, Inc.	78,328	307,829
*	Carreker Corp.	66,659	394,621
*	Carrier Access Corp.	86,089	439,054
*	Catalyst Semiconductor, Inc.	46,940	237,047
*	Catapult Communications Corp.	39,991	556,275
*	C-COR, Inc.	126,500	898,150
	Celeritek, Inc.	25,100	3,263
*	CellStar Corp.	28,818	93,659
*	Centillium Communications, Inc.	111,289	329,415
* #	Cenuco, Inc.	38,800	129,592
*	CEVA, Inc.	53,026	319,747
*	CGI Holding Corp.	23,600	44,132
*	Checkpoint Systems, Inc.	107,500	3,070,200
*	Cherokee International Corp.	30,142	154,628
*	Chordiant Software, Inc.	230,425	762,707
*	Ciber, Inc.	169,812	983,211
*	Ciena Corp.	122,500	492,450
*	Ciprico, Inc.	5,400	31,752
*	Cirrus Logic, Inc.	242,720	1,842,245
*	Clarus Corp.	32,700	233,478
*	ClearOne Communications, Inc.	11,070	31,550
*	CMGI, Inc.	121,600	177,536
*	CNET Networks, Inc.	140,719	1,947,551
	Cognex Corp.	127,600	3,510,276
*	Cognitronics Corp.	4,150	12,492
*	Coherent, Inc.	87,678	2,846,028
	Cohu, Inc.	61,998	1,309,398
*	Comarco, Inc.	10,400	124,280
* #	Commerce One, Inc.	45,000	0
* #	CommScope, Inc.	154,000	3,694,460
	Communications Systems, Inc.	8,200	97,990
*	Computer Horizons Corp.	88,618	412,074
*	Computer Task Group, Inc.	40,600	164,024
*	Comtech Telecommunications Corp.	61,400	1,923,662
*	Concur Technologies, Inc.	93,303	1,414,473
*	Concurrent Computer Corp.	161,600	423,392
*	Conexant Systems, Inc.	650,174	1,937,519
* #	Convera Corp.	127,874	1,253,165
*	Corillian Corp.	116,583	450,010
*	Cosine Communications, Inc.	22,621	52,255
*	Covansys Corp.	104,606	1,566,998
* #	C-Phone Corp.	8,900	71
*	Cray, Inc.	222,248	435,606
* #	Credence Systems Corp.	269,798	2,336,451
*	Critical Path, Inc.	2,200	704
*	Crossroads Systems, Inc.	26,469	23,028
*	CSG Systems International, Inc.	136,132	2,992,181
*	CSP, Inc.	4,900	27,538
	CTS Corp.	96,159	1,187,564

3

*	CVD Equipment Corp.	6,100	24,827
*	Cyberoptics Corp.	25,011	385,670
*	Cybersource Corp.	94,400	789,184
*	Cymer, Inc.	96,786	4,353,434
	Daktronics, Inc.	54,108	1,917,588
*	Data I/O Corp.	7,400	30,414
*	Data Systems & Software, Inc.	7,100	14,626
*	Datalink Corp.	15,900	84,270
	Dataram Corp.	22,900	111,065
*	Datastream Systems, Inc.	19,400	196,716
*	DataTRAK International, Inc.	7,600	57,000
*	Datawatch Corp.	4,032	14,314
*	Delphax Technologies, Inc.	6,000	17,400
*	Digi International, Inc.	63,926	694,876
*	Digimarc Corp.	56,765	420,629
*	Digital Angel Corp.	114,900	448,110
*	Digital Insight Corp.	96,402	3,186,086
*	Digital River, Inc.	93,000	3,500,520
*	Digital Theater Systems, Inc.	47,149	869,899
*	Digitas, Inc.	250,556	3,540,356
*	Diodes, Inc.	70,539	2,664,963
*	Ditech Communications Corp.	90,155	929,498
*	DocuCorp International, Inc.	30,653	238,327
*	Document Sciences Corp.	14,200	107,920
*	Dot Hill Systems Corp.	123,560	835,266
*	DPAC Technologies Corp.	1,261	202
*	DSP Group, Inc.	80,000	2,152,000
*	Dycom Industries, Inc.	127,366	2,719,264
*	Dynamics Research Corp.	18,998	259,133
*	EarthLink, Inc.	365,397	3,624,738
*	EasyLink Services Corp.	7,769	6,138
*	Echelon Corp.	112,106	908,059
*	eCollege.com, Inc.	61,375	1,266,166
* #	EDGAR Online, Inc.	69,984	286,934
*	Edgewater Technology, Inc.	17,969	106,556
*	EFJ, Inc.	71,800	832,880
*	eFunds Corp.	128,006	3,466,402
*	Elecsys Corp.	200	830
*	Electro Scientific Industries, Inc.	80,793	2,016,593
*	Electroglas, Inc.	58,800	259,308
*	Electronics for Imaging, Inc.	153,700	4,122,234
*	eLoyalty Corp.	19,300	260,164
*	Embarcadero Technologies, Inc.	72,450	496,283
*	EMCORE Corp.	143,650	1,113,288
*	EMS Technologies, Inc.	39,574	692,545
*	Emulex Corp.	202,600	3,606,280
*	En Pointe Technologies, Inc.	6,400	15,296
* #	Endwave Corp.	28,700	267,484
*	Entegris, Inc.	380,931	3,984,538
*	Enterasys Networks, Inc.	47,262	655,997
*	Entrust, Inc.	162,200	600,140
*	Epicor Software Corp.	153,155	1,902,185
*	EPIQ Systems, Inc.	50,377	1,106,783
*	ePlus, Inc.	21,790	307,239
*	Equinix, Inc.	76,320	4,002,221

4

*	ESS Technology, Inc.	103,900	388,586
* #	Euronet Worldwide, Inc.	95,736	3,356,504
*	Evans & Sutherland Computer Corp.	10,100	62,115
*	Evolving Systems, Inc.	12,200	34,526
*	Exar Corp.	111,508	1,388,275
*	Excel Technology, Inc.	33,772	1,008,432
*	Extreme Networks, Inc.	345,214	1,598,341
*	Ezenia!, Inc.	200	660
	Factset Research Systems, Inc.	94,000	3,680,100
* #	FalconStor Software, Inc.	135,005	1,255,547
*	Fargo Electronics	35,800	677,694
* #	Faro Technologies, Inc.	37,160	594,188
*	FEI Co.	94,350	1,887,944
*	Filenet Corp.	116,680	3,003,343
*	Finisar Corp.	708,656	1,970,064
*	Firstwave Technologies, Inc.	2,500	4,750
*	Forgent Networks, Inc.	70,600	127,080
*	FormFactor, Inc.	112,156	4,131,827
*	Forrester Research, Inc.	59,165	1,337,721
*	Foundry Networks, Inc.	131,419	1,845,123
	Frequency Electronics, Inc.	9,400	122,200
*	FSI International, Inc.	83,800	495,258
* #	Gartner Group, Inc.	333,300	4,692,864
*	Gateway, Inc.	619,013	1,460,871
*	Genesis Microchip, Inc.	91,962	1,977,183
*	Gerber Scientific, Inc.	58,000	602,620
	Gevity HR, Inc.	77,710	1,956,738
*	Giga-Tronics, Inc.	4,500	11,250
*	Glenayre Technologies, Inc.	188,377	734,670
* #	Global e-Point, Inc.	2,908	11,050
* #	Global Imaging Systems, Inc.	65,156	2,352,132
*	Globecomm Systems, Inc.	18,800	123,328
* #	GlobeTel Communications Corp.	228,000	672,600
*	Globix Corp.	20,200	37,370
*	Glowpoint, Inc.	50,950	31,207
*	GSE Systems, Inc.	9,426	15,553
*	GTSI Corp.	25,820	195,974
*	Halifax Corp.	1,000	3,230
*	Harmonic, Inc.	198,746	1,146,764
*	Hauppauge Digital, Inc.	26,800	109,880
*	HEI, Inc.	23,150	68,293
*	hi/fn, Inc.	34,200	240,426
*	HomeStore, Inc.	415,145	2,582,202
*	Hutchinson Technology, Inc.	65,300	1,796,403
*	Hypercom Corp.	147,200	1,131,968
*	HyperFeed Technologies, Inc.	1,450	1,450
*	I.D. Systems, Inc.	21,140	462,120
* #	Ibis Technology Corp.	30,100	102,942
*	iCAD, Inc.	3,500	5,215
*	Identix, Inc.	245,712	2,007,467
*	iGATE Capital Corp.	147,223	979,033
*	ImageWare Systems, Inc.	31,700	68,155
*	I-many, Inc.	46,200	72,996
	Imation Corp.	96,000	4,209,600
*	Immersion Corp.	67,600	485,368

5

*	Indus International, Inc.	163,200	571,200
* #	Infocrossing, Inc.	56,591	665,510
*	InFocus Corp.	111,189	451,427
* #	Informatica Corp.	246,200	3,944,124
	Inforte Corp.	32,700	135,378
*	InfoSpace, Inc.	85,646	2,064,925
	infoUSA, Inc.	134,005	1,574,559
*	Innodata Isogen, Inc.	64,900	199,892
*	Innovex, Inc.	50,800	217,932
*	InPlay Technologies, Inc.	10,200	30,906
*	Insightful Corp.	6,200	18,910
*	InsWeb Corp.	1,633	4,180
	Integral Systems, Inc.	11,875	332,619
*	Integral Vision, Inc.	2,200	3,960
*	Integrated Device Technology, Inc.	312,243	4,636,809
*	Integrated Silicon Solution, Inc.	98,054	619,701
* #	Intelli-Check, Inc.	28,100	163,261
*	Intelligent Systems Corp.	4,400	11,880
*	Intelligroup, Inc.	30,400	45,904
*	Interactive Intelligence, Inc.	44,741	404,906
*	Interdigital Communications Corp.	151,000	3,888,250
*	Intergraph Corp.	84,700	3,071,222
*	Interland, Inc.	45,810	265,240
*	Interlink Electronics, Inc.	35,900	114,521
*	Intermec, Inc.	46,200	1,417,416
*	International Microcomputer Software, Inc.	1,200	1,296
*	Internet Capital Group, Inc.	110,015	1,001,137
*	Internet Commerce Corp.	3,900	16,458
*	Internet Security Systems, Inc.	127,751	2,977,876
*	Interphase Corp.	8,900	54,735
	Inter-Tel, Inc.	70,800	1,389,804
*	Intervideo, Inc.	39,208	436,385
*	Intervoice, Inc.	109,718	940,283
*	Interwoven, Inc.	117,307	1,020,571
*	Intest Corp.	13,300	59,451
*	Intevac, Inc.	57,136	1,252,992
*	Intrado, Inc.	47,610	1,221,673
*	IntriCon Corp.	8,850	52,215
* #	Intrusion, Inc.	4,050	7,857
*	INX, Inc.	11,500	78,775
*	Iomega Corp.	139,295	390,026
*	ioWorldMedia, Inc.	1,655	579
*	iPass, Inc.	75,000	553,500
* #	IPIX Corp.	4,350	8,135
* #	Island Pacific, Inc.	73,700	11,792
*	Iteris, Inc.	23,520	50,568
*	Itron, Inc.	64,400	3,829,224
*	iVillage, Inc.	203,122	1,655,444
*	Ixia	170,847	2,060,415
*	IXYS Corp.	93,824	1,003,917
* #	j2 Global Communications, Inc.	69,232	3,018,515
*	Jaco Electronics, Inc.	5,559	19,847
*	JDA Software Group, Inc.	77,512	1,064,240
* #	JMAR Industries, Inc.	23,700	26,544
*	Jupitermedia Corp.	97,769	1,450,892

6

*	Keane, Inc.	162,564	1,908,501
	Keithley Instruments, Inc.	40,100	604,708
*	Kemet Corp.	226,623	2,019,211
*	Key Tronic Corp.	8,777	34,230
*	Keynote Systems, Inc.	18,000	202,500
*	Kintera, Inc.	43,411	95,504
*	Knova Software, Inc.	290	725
*	Komag, Inc.	83,809	3,925,614
*	Kopin Corp.	191,691	833,856
*	Kronos, Inc.	82,455	3,381,480
*	Kulicke & Soffa Industries, Inc.	145,934	1,634,461
	Landauer, Inc.	25,300	1,163,800
*	Lantronix, Inc.	14,600	32,850
*	LaserCard Corp.	32,024	585,078
*	Lattice Semiconductor Corp.	304,151	1,383,887
* #	Lawson Software, Inc.	308,008	2,448,664
*	LeCroy Corp.	34,713	513,752
* #	Level 8 Systems, Inc.	3,729	93
* #	Lexar Media, Inc.	235,697	1,579,170
*	Lightbridge, Inc.	74,976	735,515
*	LightPath Technologies, Inc.	1,850	8,381
*	Lionbridge Technologies, Inc.	161,546	1,156,669
*	Littlefuse, Inc.	62,500	1,796,250
*	Logic Devices, Inc.	6,500	7,345
*	LogicVision, Inc.	52,141	70,912
*	Logility, Inc.	24,487	263,480
*	LoJack Corp.	49,500	1,126,125
*	LookSmart, Ltd.	62,691	288,379
*	LTX Corp.	161,900	916,354
* #	Lumera Corp.	2,800	11,760
*	Macrovision Corp.	127,193	2,570,571
*	Magma Design Automation, Inc.	103,583	892,885
*	MAI Systems Corp.	3	9
*	Management Network Group, Inc.	69,400	166,560
*	Manatron, Inc.	1,102	8,485
*	Manhattan Associates, Inc.	76,794	1,618,050
*	Manugistic Group, Inc.	184,100	342,426
*	Mapinfo Corp.	58,499	789,152
* #	Marchex, Inc. Class B	70,156	1,539,223
*	Mastec, Inc.	172,850	2,238,408
*	MatrixOne, Inc.	129,944	788,760
*	Mattson Technology, Inc.	156,545	1,891,064
	Maximus, Inc.	60,000	2,190,600
*	Maxtor Corp.	662,400	6,359,040
*	Maxwell Technologies, Inc.	46,279	849,220
*	McDATA Corp. Class A	302,144	1,335,476
*	McDATA Corp. Class B	23,600	94,872
*	MDI, Inc.	13,600	14,824
*	Measurement Specialties, Inc.	12,500	305,250
*	Mechanical Technology, Inc.	81,920	302,285
*	MedQuist, Inc.	62,700	877,800
*	Mentor Graphics Corp.	221,727	2,489,994
*	Mercury Computer Systems, Inc.	54,700	943,028
*	Merix Corp.	54,613	528,654
	Mesa Laboratories, Inc.	3,419	50,533

7

*	MetaSolv, Inc.	117,679	305,965
	Methode Electronics, Inc.	96,920	1,189,208
*	Metrologic Instruments, Inc.	62,300	1,396,143
*	Micrel, Inc.	240,473	3,359,408
*	Micro Linear Corp.	33,216	51,485
*	Micros Systems, Inc.	75,657	3,275,192
* #	Microsemi Corp.	164,038	5,044,169
*	MicroStrategy, Inc.	32,400	2,970,432
*	Microtune, Inc.	148,547	802,154
* #	Midway Games, Inc.	251,100	2,488,401
* #	Mindspeed Technologies, Inc.	294,630	1,096,024
*	MIPS Technologies, Inc.	119,900	1,007,160
*	MIVA, Inc.	83,500	364,895
*	MKS Instruments, Inc.	151,907	3,396,641
*	Mobility Electronics, Inc.	86,115	812,064
*	Mobius Management Systems, Inc.	52,401	335,890
	Mocon, Inc.	12,000	108,360
*	Moldflow Corp.	28,456	400,376
*	Monolithic System Technology, Inc.	85,760	620,045
*	Motive, Inc.	26,000	86,320
*	MPS Group, Inc.	283,200	4,287,648
*	MRO Software, Inc.	72,422	1,067,500
*	MRV Communications, Inc.	292,481	856,969
* #	MSC.Software Corp.	61,900	1,126,580
*	MSGI Security Solutions, Inc.	942	3,438
* #	MTI Technology Corp.	1,300	1,690
*	MTM Technologies, Inc.	4,800	19,200
	MTS Systems Corp.	51,787	2,046,622
*	Multi-Fineline Electronix, Inc.	67,972	3,870,326
*	Nanometrics, Inc.	37,194	493,936
*	Napco Security Systems, Inc.	36,940	561,857
*	Napster, Inc.	1,629	5,832
*	Neoforma, Inc.	51,114	506,540
*	NeoMagic Corp.	18,218	124,793
*	Neoware Systems, Inc.	53,800	1,319,714
*	Net Perceptions, Inc.	22,600	16,724
*	NETGEAR, Inc.	99,293	1,703,868
	Netguru, Inc.	16,300	6,686
*	NetIQ Corp.	133,691	1,510,708
*	Netlogic Microsystems, Inc.	54,378	1,922,262
*	NetManage, Inc.	26,614	145,046
*	Netopia, Inc.	41,900	146,650
*	NetRatings, Inc.	106,031	1,381,584
*	NetScout Systems, Inc.	83,450	564,122
*	Network Engines, Inc.	90,800	197,935
*	Network Equipment Technologies, Inc.	62,800	256,852
*	Newport Corp.	112,918	2,003,165
*	NIC, Inc.	180,578	1,085,274
*	NMS Communications Corp.	137,800	490,568
* #	Novatel Wireless, Inc.	82,002	669,136
*	Nu Horizons Electronics Corp.	44,007	384,181
*	Nuance Communications, Inc.	458,874	4,909,952
*	NumereX Corp. Class A	10,500	86,205
* #	NYFIX, Inc.	78,514	520,548
*	O.I. Corp.	2,800	33,600

8

* #	OmniVision Technologies, Inc.	151,800	3,870,900
*	Omtool, Ltd.	3,470	24,359
* #	ON Semiconductor Corp.	721,260	4,753,103
*	Online Resources Corp.	70,270	892,429
* #	Onvia, Inc.	1,100	6,743
*	ONYX Software Corp.	50,316	196,232
*	Open Solutions, Inc.	55,640	1,510,626
*	OpenTV Corp.	38,746	102,289
*	Openwave Systems, Inc.	201,722	4,004,182
*	Oplink Communications, Inc.	7,385	120,745
*	OPNET Technologies, Inc.	56,411	541,546
*	Opsware, Inc.	276,892	2,179,140
*	OPTi, Inc.	11,200	18,592
*	Optical Cable Corp.	15,000	75,450
*	Optical Communication Products, Inc.	106,850	302,386
*	OSI Systems, Inc.	43,900	910,925
*	Overland Storage, Inc.	37,875	324,210
*	OYO Geospace Corp.	10,300	488,117
*	Packeteer, Inc.	84,900	1,015,404
* #	Palm, Inc.	103,392	4,270,090
*	Panavision, Inc.	3,500	13,125
*	PAR Technology Corp.	17,850	321,300
*	Parametric Technology Corp.	178,974	2,723,984
	Park Electrochemical Corp.	56,350	1,626,825
* #	Parkervision, Inc.	58,586	474,547
* #	Path 1 Network Technologies, Inc.	17,600	39,600
*	Paxar Corp.	113,600	2,178,848
*	PC Connection, Inc.	63,650	348,802
*	PC-Tel, Inc.	55,400	418,270
*	PDF Solutions, Inc.	73,493	1,241,297
*	Peerless Systems Corp.	23,600	176,292
*	Pegasus Solutions, Inc.	54,157	500,411
*	Pegasystems, Inc.	96,338	788,045
*	Pemstar, Inc.	71,000	164,010
*	Perceptron, Inc.	22,068	179,634
*	Perficient, Inc.	64,537	704,744
*	Performance Technologies, Inc.	36,200	285,980
*	Pericom Semiconductor Corp.	71,136	640,935
*	Pervasive Software, Inc.	59,939	254,141
*	Pfsweb, Inc.	35,142	56,934
*	Phoenix Technologies, Ltd.	70,136	486,042
*	Photon Dynamics, Inc.	42,700	904,813
*	Photronics, Inc.	107,126	1,882,204
*	Pinnacle Data Systems, Inc.	3,100	11,625
*	Pixelworks, Inc.	49,500	223,245
*	Planar Systems, Inc.	41,300	641,802
	Plantronics, Inc.	21,400	739,584
*	PLATO Learning, Inc.	63,866	505,819
*	Plexus Corp.	123,200	4,134,592
*	PLX Technology, Inc.	77,138	931,827
* #	PMC-Sierra, Inc.	133,347	1,361,473
* #	Polycom, Inc.	19,867	385,817
*	Porta Systems Corp.	300	48
*	Portal Software, Inc.	95,020	306,915
*	PortalPlayer, Inc.	10,000	252,600

9

*	Power Integrations, Inc.	82,700	2,053,441
* #	Powerwave Technologies, Inc.	310,994	4,565,392
*	Presstek, Inc.	91,798	1,163,081
	Printronix, Inc.	6,700	99,026
*	Private Business, Inc.	945	1,427
	Programmers Paradise, Inc.	5,100	63,852
*	Progress Software Corp.	111,500	3,255,800
* #	Proxim Corp.	6,726	135
	QAD, Inc.	90,859	726,872
#	Quality Systems, Inc.	39,509	2,734,813
*	Qualstar Corp.	5,400	22,410
*	Quantum Corp.	528,600	1,887,102
*	Quest Software, Inc.	277,877	4,048,668
*	QuickLogic Corp.	79,600	398,796
* #	Quokka Sports, Inc.	1,128	8
*	Quovadx, Inc.	60,147	171,419
*	Radiant Systems, Inc.	83,644	1,194,436
*	RadiSys Corp.	57,662	1,051,755
*	Radyne Corp.	9,200	129,168
*	RAE Systems, Inc.	161,900	586,078
*	Raindance Communications, Inc.	103,896	275,324
*	Ramtron International Corp.	56,200	113,524
*	RealNetworks, Inc.	468,719	3,684,131
*	Redback Networks, Inc.	154,233	2,922,715
*	Relm Wireless Corp.	7,400	79,772
*	REMEC, Inc.	70,845	94,224
	Renaissance Learning, Inc.	87,315	1,486,974
*	Reptron Electronics, Inc.	343	211
* #	Research Frontiers, Inc.	4,700	19,646
*	RF Micro Devices, Inc.	510,955	3,438,727
*	RF Monolithics, Inc.	20,300	114,086
	Richardson Electronics, Ltd.	39,725	336,074
*	RightNow Technologies, Inc.	93,908	1,548,543
*	Rimage Corp.	28,560	622,037
*	Robotic Vision Systems, Inc.	180	0
*	Rofin-Sinar Technologies, Inc.	42,677	2,248,224
*	Rogers Corp.	45,700	2,241,128
* #	RSA Security, Inc.	198,744	2,917,562
*	Rudolph Technologies, Inc.	72,868	1,200,873
*	S1 Corp.	185,806	765,521
*	Saba Software, Inc.	78,060	485,533
*	Safeguard Scientifics, Inc.	201,500	382,850
*	SafeNet, Inc.	68,004	1,694,660
*	Sapient Corp.	327,594	2,456,955
*	SatCon Technology Corp.	50,600	93,610
*	SBE, Inc.	3,400	4,148
*	SBS Technologies, Inc.	43,830	486,075
*	ScanSource, Inc.	35,500	2,062,905
*	Schmitt Industries, Inc.	2,366	15,190
*	Scientific Learning Corp.	4,300	22,575
*	Scientific Technologies, Inc.	6,500	42,055
*	SCM Microsystems, Inc.	38,863	134,077
*	Seachange International, Inc.	78,700	709,087
*	Secure Computing Corp.	147,842	1,788,888
*	Segue Software, Inc.	9,200	78,108

10

*	Selectica, Inc.	76,360	209,990
*	Semitool, Inc.	88,760	1,121,039
*	Semtech Corp.	219,457	4,121,402
*	Serena Software, Inc.	107,490	2,569,011
*	SI International, Inc.	31,643	1,030,296
*	Sigma Designs, Inc.	65,100	956,970
*	Sigmatel, Inc.	85,392	917,964
*	Sigmatron International, Inc.	2,200	23,694
*	Silicon Graphics, Inc.	259,400	105,316
*	Silicon Image, Inc.	225,005	2,457,055
*	Silicon Storage Technology, Inc.	271,100	1,225,372
*	SimpleTech, Inc.	118,615	493,438
*	Simulations Plus, Inc.	100	375
*	Sipex Corp.	80,846	242,538
*	Sirenza Microdevices, Inc.	101,440	819,635
*	Skyworks Solutions, Inc.	413,093	2,172,869
*	SM&A	52,700	354,144
*	Smith Micro Software, Inc.	20,700	185,679
*	Somera Communications, Inc.	53,600	27,872
*	Sonic Foundry, Inc.	41,100	50,142
*	Sonic Solutions, Inc.	64,800	1,176,120
*	SonicWALL, Inc.	184,900	1,240,679
* #	Sonus Networks, Inc.	581,443	2,819,999
	SpectraLink Corp.	59,300	733,541
*	Spectrum Control, Inc.	12,673	94,414
*	SPSS, Inc.	50,342	1,643,163
*	SRA International, Inc.	62,000	2,140,240
*	SRS Labs, Inc.	41,168	244,950
*	Staktek Holdings, Inc.	137,791	761,984
*	Standard Microsystems Corp.	60,017	1,951,753
	StarTek, Inc.	41,000	807,700
*	SteelCloud, Inc.	11,700	19,539
*	Stellent, Inc.	79,200	867,240
*	Stratasys, Inc.	27,300	749,931
*	Stratex Networks, Inc.	266,715	1,370,915
*	Stratos International, Inc.	39,536	266,077
*	SumTotal Systems, Inc.	43,817	188,413
*	Sunair Electronics, Inc.	3,900	20,670
*	Sunrise Telecom, Inc.	18,900	32,886
*	Suntron Corp.	5,165	13,429
*	Superior Essex, Inc.	48,018	1,256,631
*	Supertex, Inc.	37,500	1,262,625
*	SupportSoft, Inc.	113,100	467,103
*	Sycamore Networks, Inc.	419,188	1,957,608
*	Sykes Enterprises, Inc.	113,107	1,506,585
*	Symmetricom, Inc.	129,367	1,160,422
*	Synaptics, Inc.	67,920	1,595,441
*	SYNNEX Corp.	50,400	930,888
*	Synplicity, Inc.	72,175	506,669
	Syntel, Inc.	115,303	1,960,151
*	Taitron Components, Inc.	4,900	11,025
	TALX Corp.	90,085	2,879,117
* #	Taser International, Inc.	154,600	1,477,976
*	Technical Communications Corp.	400	1,380
	Technitrol, Inc.	113,500	2,483,380

11

*	TechTeam Global, Inc.	19,400	208,550
* #	Tekelec	173,800	2,330,658
* #	TeleCommunication Systems, Inc.	80,800	169,680
* #	Telkonet, Inc.	126,800	512,272
*	Telular Corp.	43,500	136,155
*	Terayon Communication Systems, Inc.	212,100	568,428
*	Terremark Worldwide, Inc.	117,600	632,688
*	Tessco Technologies, Inc.	6,500	120,250
*	Tessera Technologies, Inc.	125,745	3,927,016
*	Therma-Wave, Inc.	88,790	136,737
*	TheStreet.com, Inc.	70,925	550,378
*	THQ, Inc.	162,351	3,896,424
*	TIBCO Software, Inc.	3,176	27,536
*	Tier Technologies, Inc. Class B	56,400	428,640
*	TII Network Technologies, Inc.	10,860	25,738
*	TNS, Inc.	15,200	244,720
*	Tollgrade Communications, Inc.	34,891	497,197
* #	Track Data Corp.	14,535	41,715
*	Transact Technologies, Inc.	12,750	120,615
*	Transaction Systems Architects, Inc.	104,039	3,470,741
*	Transcat, Inc.	6,000	30,600
*	Trans-Industries, Inc.	800	264
*	Transmeta Corp.	19,100	31,515
*	Transwitch Corp.	47,800	81,260
* #	Travelzoo, Inc.	41,600	772,928
*	Trident Microsystems, Inc.	159,220	4,448,607
	Trio-Tech International	400	2,740
*	Triquint Semiconductor, Inc.	373,839	1,771,997
	Troy Group, Inc.	13,400	33,165
	TSR, Inc.	5,700	28,899
*	TTM Technologies, Inc.	125,100	1,615,041
*	Tumbleweed Communications Corp.	134,795	380,122
*	Tut Systems, Inc.	83,207	249,621
*	Tyler Technologies, Inc.	108,500	1,075,235
*	Ulticom, Inc.	113,430	1,268,147
*	Ultimate Software Group, Inc.	65,401	1,530,383
*	Ultra Clean Holdings, Inc.	2,200	18,920
*	Ultratech, Inc.	62,600	1,251,374
	United Online, Inc.	187,203	2,248,308
*	Universal Display Corp.	80,948	1,149,462
*	USDATA Corp.	2,820	85
* #	UTStarcom, Inc.	307,657	1,922,856
* #	VA Software Corp.	137,400	509,754
* #	ValueClick, Inc.	219,300	3,839,943
* #	Varian Semiconductor Equipment Associates, Inc.	91,164	4,299,294
*	Veeco Instruments, Inc.	84,000	1,687,560
* #	VendingData Corp.	46,300	126,399
* #	Verilink Corp.	57,258	45,234
*	Verint Systems, Inc.	90,094	3,264,106
*	Verso Technologies, Inc.	63	110
*	Viasat, Inc.	75,891	2,037,673
*	Vicon Industries, Inc.	4,500	14,400
*	Video Display Corp.	9,250	83,250
*	Viewpoint Corp.	136,416	141,873
*	Vignette Corp.	82,260	1,324,386

12

* #	Viisage Technology, Inc.	47,718	877,057
*	Virage Logic Corp.	62,627	690,150
* #	Vitech America, Inc.	1,380	2
*	Vitesse Semiconductor, Inc.	509,353	1,604,462
*	Vitria Technology, Inc.	87,704	239,432
*	Vodavi Technology, Inc.	4,200	23,898
* #	Vyyo, Inc.	38,200	271,984
*	WatchGuard Technologies, Inc.	94,580	383,995
*	Webb Interactive Services, Inc.	1,400	245
*	WebEx Communications, Inc.	121,180	3,378,498
*	webMethods, Inc.	161,098	1,198,569
*	Websense, Inc.	66,636	4,118,771
*	WebSideStory, Inc.	49,300	772,531
*	Westell Technologies, Inc.	148,619	705,940
*	White Electronics Designs Corp.	66,423	401,859
*	Wind River Systems, Inc.	222,783	3,446,453
*	Winland Electronics, Inc.	1,000	4,060
	Wireless Telecom Group, Inc.	63,800	176,726
*	Witness Systems, Inc.	88,800	2,080,584
*	WJ Communications, Inc.	144,228	268,264
	Woodhead Industries, Inc.	34,657	502,527
* #	WorldGate Communications, Inc.	6,500	7,150
*	Wright Express Corp.	40,100	964,004
	X-Rite, Inc.	57,263	730,103
*	Zhone Technologies, Inc.	358,217	874,049
* #	Zix Corp.	83,626	139,655
*	Zomax, Inc.	79,500	162,975
*	Zones, Inc.	13,100	88,294
*	Zoran Corp.	122,235	2,417,808
*	Zygo Corp.	50,500	868,095
Total Information Technology			694,975,025

Industrials — (14.6%)
*	3-D Systems Corp.	23,800	452,200
*	AAON, Inc.	15,855	346,749
*	AAR Corp.	97,183	2,459,702
*	Ablest, Inc.	2,100	17,955
	ABM Industries, Inc.	141,400	2,608,830
	Abrams Industries, Inc.	330	1,373
*	ABX Air, Inc.	108,583	870,836
*	Acco Brands Corp.	12,900	306,762
*	Accuride Corp.	58,600	663,352
	Aceto Corp.	63,475	470,350
*	Active Power, Inc.	141,356	658,719
#	Actuant Corp.	75,980	4,186,498
	Acuity Brands, Inc.	120,700	4,766,443
#	Administaff, Inc.	75,200	3,568,240
*	AeroCentury Corp.	300	1,125
*	Aerosonic Corp.	3,800	26,790
*	AirNet Systems, Inc.	21,500	73,530
* #	Airtran Holdings, Inc.	245,900	4,372,102
	Alamo Group, Inc.	16,100	384,146
*	Alaska Air Group, Inc.	77,600	2,487,080
	Albany International Corp. Class A	84,072	3,124,956
*	Allied Defense Group, Inc.	14,400	329,760

13

*	Allied Holdings, Inc.	100	85
	Ambassadors International, Inc.	10,615	187,673
*	Amerco, Inc.	54,810	4,869,320
	American Ecology Corp.	49,550	942,441
*	American Locker Group, Inc.	300	1,560
*	American Science & Engineering, Inc.	23,200	1,765,288
* #	American Superconductor Corp.	91,799	925,334
	American Woodmark Corp.	44,576	1,515,584
	Ameron International Corp.	23,200	1,378,080
*	AML Communications, Inc.	7,600	8,740
	Ampco-Pittsburgh Corp.	10,055	204,217
	Amrep Corp.	7,300	227,468
	Angelica Corp.	22,200	445,776
*	APAC Customer Services, Inc.	82,375	159,808
	Apogee Enterprises, Inc.	80,710	1,395,476
	Applied Industrial Technologies, Inc.	81,550	3,488,709
	Applied Signal Technologies, Inc.	33,400	782,896
*	Argon ST, Inc.	61,225	1,818,995
#	Arkansas Best Corp.	73,200	3,042,192
* #	Armor Holdings, Inc.	93,800	5,508,874
* #	Armstrong Holdings, Inc.	4,300	4,472
* #	Arotech Corp.	90,341	40,247
*	Artesyn Technologies, Inc.	79,800	869,820
	Art’s-Way Manufacturing Co., Inc.	200	1,176
*	Astec Industries, Inc.	58,700	2,108,504
*	Astronics Corp.	7,525	99,962
*	ASV, Inc.	75,232	2,420,966
* #	ATA Holdings Corp.	24,879	187
*	Avalon Holding Corp. Class A	1,550	7,285
*	Aviall, Inc.	95,400	3,639,510
*	Axsys Technologies, Inc.	8,950	148,123
*	AZZ, Inc.	15,100	344,129
	Badger Meter, Inc.	19,100	1,020,704
*	Baker (Michael) Corp.	23,100	638,715
	Baldor Electric Co.	92,833	2,993,864
*	Baldwin Technology Co., Inc. Class A	12,900	72,885
	Banta Corp.	67,100	3,268,441
	Barnes Group, Inc.	66,800	2,563,784
*	Barrett Business Services, Inc.	8,500	204,595
*	BE Aerospace, Inc.	156,810	3,761,872
	BlueLinx Holdings, Inc.	79,400	1,260,872
	Bowne & Co., Inc.	88,600	1,319,254
	Brady Co. Class A	113,900	4,212,022
*	BTU International, Inc.	12,500	182,625
*	Butler International, Inc.	8,200	26,076
	C&D Technologies, Inc.	71,100	607,194
*	Cannon Express, Inc.	200	0
* #	Capstone Turbine Corp.	286,700	905,972
	Cascade Corp.	34,900	1,809,914
*	Casella Waste Systems, Inc. Class A	67,289	952,139
*	Catalytica Energy Systems, Inc.	19,291	25,464
*	CBIZ, Inc.	204,497	1,484,648
*	CD&L, Inc.	28,000	79,240
	CDI Corp.	55,500	1,359,195
*	Celadon Group, Inc.	42,568	1,025,889

14

	Central Parking Corp.	95,937	1,563,773
*	Cenveo, Inc.	154,700	2,179,723
* #	Ceradyne, Inc.	74,065	4,509,077
	CERBCO, Inc. Class A	200	139
	Champion Industries, Inc.	11,174	69,335
*	Channell Commercial Corp.	7,200	37,080
	Chase Corp.	3,900	57,915
	Chicago Rivet & Machine Co.	200	3,970
	CIRCOR International, Inc.	44,290	1,222,404
	Clarcor, Inc.	140,700	4,762,695
*	Clean Harbors, Inc.	53,354	1,759,615
*	Coinstar, Inc.	71,700	1,849,860
	Collins Industries, Inc.	299	2,123
*	Columbus McKinnon Corp.	51,100	1,374,590
*	Comforce Corp.	12,877	35,283
	Comfort Systems USA, Inc.	103,200	1,134,168
*	Commercial Vehicle Group, Inc.	29,056	531,725
*	Competitive Technologies, Inc.	6,000	29,400
*	Compudyne Corp.	20,104	134,094
	CompX International, Inc.	5,000	85,200
*	COMSYS IT Partners, Inc.	5,699	66,507
*	Conrad Industries, Inc.	7,000	13,300
*	Consolidated Freightways Corp.	550	1
*	Consolidated Graphics, Inc.	38,182	1,949,955
*	Continental Airlines, Inc.	202,800	4,725,240
*	Cornell Companies, Inc.	37,500	506,625
*	Corrections Corporation of America	100,100	4,305,301
*	Corrpro Companies, Inc.	7,075	6,509
* #	CoStar Group, Inc.	52,111	2,689,449
*	Covenant Transport, Inc. Class A	30,955	479,803
*	CPI Aerostructures, Inc.	13,966	136,867
*	CRA International, Inc.	31,500	1,472,625
*	Cross (A.T.) Co. Class A	14,300	65,065
*	Crown Andersen, Inc.	1,000	365
	Cubic Corp.	74,800	1,617,176
	Curtiss-Wright Corp.	60,900	3,766,056
* #	Delta Air Lines, Inc.	367,200	185,436
*	DHB Industries, Inc.	118,200	549,630
*	DiamondCluster International, Inc.	92,350	902,260
*	Distributed Energy Systems Corp.	104,150	971,720
* #	Document Securities Systems, Inc.	33,800	431,288
*	Dollar Thrifty Automotive Group, Inc.	71,000	2,866,980
#	DRS Technologies, Inc.	89,569	4,726,556
*	Ducommun, Inc.	28,200	623,784
*	Duratek, Inc.	15,200	333,184
*	Dynamex, Inc.	30,400	617,728
#	Dynamic Materials Corp.	4,000	130,800
	Eastern Co.	4,850	104,760
	Ecology & Environment, Inc. Class A	2,000	20,780
	EDO Corp.	56,500	1,645,845
*	EGL, Inc.	136,514	5,521,991
*	Electro Rent Corp.	71,061	1,058,809
	ElkCorp	57,200	2,064,920
*	EMCOR Group, Inc.	87,100	3,796,689
*	Encore Wire Corp.	64,669	2,017,026

15

* #	Energy Conversion Devices, Inc.	82,360	3,858,566
*	EnerSys	37,600	510,608
*	ENGlobal Corp.	74,900	756,490
	Ennis, Inc.	71,300	1,406,036
*	EnPro Industries, Inc.	59,500	1,949,815
*	Environmental Tectonics Corp.	7,000	35,840
*	ESCO Technologies, Inc.	69,100	3,508,898
	Espey Manufacturing & Electronics Corp.	2,800	47,544
*	Essex Corp.	55,099	1,239,728
*	Esterline Technologies Corp.	71,000	2,956,440
*	Evercel, Inc.	466	373
*	Evergreen Solar, Inc.	171,827	2,678,783
*	Exponent, Inc.	22,055	701,349
*	ExpressJet Holdings, Inc.	143,100	1,076,112
	Federal Signal Corp.	133,000	2,382,030
*	Fiberstars, Inc.	21,200	186,560
*	First Aviation Services, Inc.	6,100	24,553
*	First Consulting Group, Inc.	67,803	423,769
*	Flanders Corp.	73,697	806,982
	Florida East Coast Industries, Inc.	89,200	4,534,928
* #	Flow International Corp.	88,078	1,151,179
*	Flowserve Corp.	58,800	3,022,320
* #	FLYi, Inc.	68,000	306
	Forward Air Corp.	100,100	3,551,548
*	Foster (L.B.) Co. Class A	9,700	146,276
	Franklin Electric Co., Inc.	62,695	2,811,871
*	Frontier Airlines, Inc.	94,662	681,566
*	Frozen Food Express Industries, Inc.	49,982	582,790
*	FTI Consulting, Inc.	114,925	3,211,005
* #	FuelCell Energy, Inc.	135,854	1,512,055
	G & K Services, Inc. Class A	55,755	2,180,021
*	Gardner Denver Machinery, Inc.	72,688	4,460,136
	GATX Corp.	76,100	3,021,170
*	Gehl Co.	32,150	1,063,844
#	Gencorp, Inc.	153,611	2,957,012
*	General Cable Corp.	112,500	3,037,500
*	General Employment Enterprises, Inc.	3,000	4,800
*	Genesee & Wyoming, Inc.	69,050	3,159,038
*	Genlyte Group, Inc.	72,660	4,496,201
*	Global Payment Technologies, Inc.	5,400	11,937
*	Global Power Equipment Group, Inc.	122,800	621,368
	Gorman-Rupp Co.	21,268	484,272
*	GP Strategies Corp.	36,360	261,792
*	Graftech International, Ltd.	273,800	1,396,380
	Graham Corp.	3,700	67,525
	Granite Construction, Inc.	109,200	5,061,420
	Greenbrier Companies, Inc.	43,500	1,643,430
*	Griffon Corp.	82,980	1,951,690
	Hardinge, Inc.	13,000	216,191
	Harland (John H.) Co.	78,900	2,855,391
*	Hawaiian Holdings, Inc.	28,875	142,931
*	Hawk Corp.	24,700	377,910
	Healthcare Services Group, Inc.	24,175	446,271
	Heartland Express, Inc.	189,385	4,380,475
#	Heico Corp.	51,400	1,512,188

16

	Heico Corp. Class A	40,665	1,057,697
*	Heidrick & Struggles International, Inc.	52,107	1,927,959
*	Henry Bros. Electronics, Inc.	1,000	6,000
*	Herley Industries, Inc.	36,600	688,446
* #	Hexcel Corp.	170,328	3,665,459
*	Hirsch International Corp. Class A	3,200	4,000
*	Hi-Shear Technology Corp.	9,600	33,984
*	Hub Group, Inc. Class A	54,688	2,280,490
*	Hudson Highland Group, Inc.	65,560	1,087,640
*	Hudson Technologies, Inc.	4,700	7,849
*	Hurco Companies, Inc.	17,760	511,488
*	Huttig Building Products, Inc.	51,600	447,372
*	ICT Group, Inc.	32,697	776,227
*	II-VI, Inc.	81,904	1,489,834
	IKON Office Solutions, Inc.	371,160	4,880,754
*	Industrial Distribution Group, Inc.	24,306	186,670
*	Infrasource Services, Inc.	111,000	1,983,570
*	Innotrac Corp.	16,300	60,636
*	Innovative Solutions & Support, Inc.	18,450	260,330
*	Insituform Technologies, Inc. Class A	75,419	2,029,525
*	Integrated Electrical Services, Inc.	98,400	94,956
	International Aluminum Corp.	2,200	86,900
*	International Shipholding Corp.	8,000	124,720
	Interpool, Inc.	56,600	1,110,492
*	Intersections, Inc.	26,574	242,089
* #	Ionatron, Inc.	201,785	2,312,456
*	Jacuzzi Brands, Inc.	215,778	2,110,309
*	JPS Industries, Inc.	8,900	27,145
*	Kadant, Inc.	35,720	674,751
	Kaman Corp. Class A	66,900	1,519,299
*	Kansas City Southern	142,800	3,308,676
	Kaydon Corp.	78,800	2,836,800
	Kelly Services, Inc. Class A	90,666	2,447,075
*	Key Technology, Inc.	4,900	55,811
*	Kforce, Inc.	108,055	1,308,546
*	Kirby Corp.	71,900	4,407,470
	Knight Transportation, Inc.	222,979	4,412,754
	Knoll, Inc.	83,000	1,652,530
*	Korn/Ferry International	118,000	2,483,900
*	K-Tron International, Inc.	2,536	101,186
*	KVH Industries, Inc.	40,928	429,744
*	LaBarge, Inc.	39,100	654,534
*	Labor Ready, Inc.	155,000	3,808,350
*	Ladish Co., Inc.	38,800	853,212
	Lawson Products, Inc.	12,351	437,102
*	Layne Christensen Co.	42,679	1,190,317
*	Learning Tree International, Inc.	48,781	571,226
	Lennox International, Inc.	155,905	5,012,346
	Lincoln Electric Holdings, Inc.	98,061	4,526,496
	Lindsay Manufacturer Co.	32,300	791,350
*	LMI Aerospace, Inc.	22,441	328,898
	LSI Industries, Inc.	56,483	877,746
*	Lydall, Inc.	40,700	361,009
*	Lynch Corp.	2,000	17,600
*	M&F Worldwide Corp.	48,300	796,950

17

*	Mac-Gray Corp.	21,500	258,000
*	Magnetek, Inc.	78,500	314,000
* #	MAIR Holdings, Inc.	53,016	270,912
*	Marten Transport, Ltd.	15,582	364,463
*	Maxco, Inc.	3,000	17,295
	McGrath Rentcorp.	69,414	1,910,273
*	Meadow Valley Corp.	2,300	34,891
* #	Medialink Worldwide, Inc.	7,400	33,226
*	Merrimac Industries, Inc.	2,760	25,061
*	Mesa Air Group, Inc.	97,835	1,117,276
	Met-Pro Corp.	21,366	290,150
*	MFRI, Inc.	4,848	34,712
* #	Microvision, Inc.	57,123	197,646
*	Middleby Corp.	22,487	2,129,519
* #	Midwest Air Group, Inc.	45,700	244,952
*	Milacron, Inc.	150,305	241,991
* #	Millennium Cell, Inc.	57,100	93,644
*	Miller Industries, Inc.	31,580	805,290
	Mine Safety Appliances Co.	102,000	4,064,700
*	Misonix, Inc.	17,800	104,664
*	Mobile Mini, Inc.	42,615	2,321,665
* #	Modtech Holdings, Inc.	36,550	283,628
*	Moog, Inc. Class A	27,900	936,324
*	Moog, Inc. Class B	4,850	162,669
*	Morgan Group Holding Co.	200	22
*	MPW Industrial Services Group, Inc.	4,900	9,653
*	MTC Technologies, Inc.	44,148	1,218,043
	Mueller Industries, Inc.	102,545	3,385,010
	Multi-Color Corp.	3,654	101,508
*	M-Wave, Inc.	2,300	1,564
	NACCO Industries, Inc. Class A	6,400	888,320
*	Nashua Corp.	5,700	38,823
*	National Patent Development Corp.	14,160	20,249
*	National Technical Systems, Inc.	10,200	52,632
*	Navigant Consulting, Inc.	141,400	2,755,886
* #	NCI Building Systems, Inc.	57,300	3,305,064
*	NCO Group, Inc.	84,022	1,887,986
*	New Horizons Worldwide, Inc.	11,400	6,840
#	Nordson Corp.	91,775	4,581,408
*	North America Galvanizing & Coatings, Inc.	6,500	15,275
* #	Northwest Airlines Corp.	217,845	82,781
*	NuCo2, Inc.	42,900	1,284,855
*	Odyssey Marine Exploration, Inc.	113,300	424,875
*	Old Dominion Freight Line, Inc.	104,422	2,752,564
*	Omega Flex, Inc.	5,300	96,036
*	On Assignment, Inc.	73,015	809,736
*	Orbit International Corp.	1,977	27,026
*	Orbital Sciences Corp.	154,252	2,349,258
	Outlook Group Corp.	2,300	24,380
*	P.A.M. Transportation Services, Inc.	19,850	417,446
*	Paragon Technologies, Inc.	6,500	66,170
*	Park-Ohio Holdings Corp.	16,499	341,859
*	Patrick Industries, Inc.	5,475	60,143
*	Patriot Transportation Holding, Inc.	2,400	162,624
*	Peerless Manufacturing Co.	3,500	61,250

18

*	Pemco Aviation Group, Inc.	950	17,252
*	Perini Corp.	71,800	2,182,002
*	PHH Corp.	136,700	3,908,253
*	Pico Holdings, Inc.	37,200	1,256,244
*	Pinnacle Airlines Corp.	57,500	434,125
* #	Plug Power, Inc.	221,443	1,127,145
	Portec Rail Products, Inc.	16,500	235,620
*	Powell Industries, Inc.	18,659	420,760
*	Power-One, Inc.	244,661	1,387,228
*	PPT Vision, Inc.	1,700	1,020
	Preformed Line Products Co.	4,721	193,797
* #	PRG-Schultz International, Inc.	161,219	77,385
	Providence & Worcester Railroad Co.	3,800	61,788
#	PW Eagle, Inc.	25,800	569,922
*	Quanta Services, Inc.	329,900	4,516,331
	Quipp, Inc.	1,400	15,085
	Quixote Corp.	24,640	553,168
*	RailAmerica, Inc.	99,800	988,020
	Raven Industries, Inc.	50,550	1,783,404
*	RCM Technologies, Inc.	10,590	64,387
	Regal-Beloit Corp.	85,804	3,452,753
*	RemedyTemp, Inc.	14,700	154,350
*	Republic Airways Holdings, Inc.	112,978	1,583,952
*	Resources Connection, Inc.	134,936	3,713,439
	Robbins & Myers, Inc.	39,100	820,318
	Rollins, Inc.	192,250	3,723,883
*	Rush Enterprises, Inc. Class A	44,971	831,964
*	Rush Enterprises, Inc. Class B	6,800	117,436
	Schawk, Inc.	21,500	534,275
*	School Specialty, Inc.	3,800	132,544
	Schuff International, Inc.	6,800	58,208
*	SCS Transportation, Inc.	37,454	1,012,382
*	Secom General Corp.	140	196
*	Sequa Corp. Class A	6,700	568,897
*	Sequa Corp. Class B	2,500	212,475
*	Servotronics, Inc.	1,100	7,590
*	Shaw Group, Inc.	175,787	5,862,496
*	SIFCO Industries, Inc.	5,300	22,419
*	Simclar, Inc.	6,400	22,464
	Simpson Manufacturing Co., Inc.	66,649	2,605,309
*	Sirva, Inc.	192,400	1,539,200
*	Sitel Corp.	198,800	719,656
	Skywest, Inc.	150,896	4,371,457
*	SL Industries, Inc.	9,500	143,450
	Smith (A.O.) Corp.	62,700	2,903,010
	Smith (A.O.) Corp. Convertible Class A	3,750	173,625
*	Smithway Motor Xpress Corp. Class A	3,900	36,738
*	SOURCECORP, Inc.	43,702	1,118,771
*	SPACEHAB, Inc.	26,866	19,881
	Sparton Corp.	8,740	75,251
*	Spherion Corp.	162,820	1,624,944
* #	Spherix, Inc.	11,700	29,250
* #	Spire Corp.	6,500	65,000
* #	Standard Automotive Corp.	4,400	0
*	Standard Parking Corp.	9,826	210,178

19

	Standard Register Co.	67,500	1,108,350
	Standex International Corp.	34,800	1,109,076
	Starrett (L.S.) Co. Class A	4,700	68,150
*	Sterling Construction Co., Inc.	21,000	386,820
	Stewart & Stevenson Services, Inc.	79,002	2,721,619
*	Stonepath Group, Inc.	67,200	40,320
*	Strategic Distribution, Inc.	2,929	28,616
	Sun Hydraulics, Inc.	29,975	681,632
	Supreme Industries, Inc.	13,808	103,284
*	Swift Transportation Co., Inc.	6,243	148,833
	Sypris Solutions, Inc.	49,347	511,728
*	SYS	33,000	128,700
*	TB Wood’s Corp.	7,400	88,800
*	Team, Inc.	22,900	677,840
*	TeamStaff, Inc.	19,500	32,565
	Tech/Ops Sevcon, Inc.	3,700	23,051
	Technology Research Corp.	15,550	121,446
	Tecumseh Products Co. Class A	33,600	759,696
*	Teledyne Technologies, Inc.	100,300	3,322,939
*	TeleTech Holdings, Inc.	203,296	2,510,706
	Tennant Co.	25,100	1,172,170
*	Tetra Tech, Inc.	164,996	2,938,579
*	The Advisory Board Co.	52,597	2,838,660
*	The Alpine Group, Inc.	13,100	38,252
*	The Geo Group, Inc.	24,200	546,920
*	The Lamson & Sessions Co.	40,600	958,566
	The Manitowoc Co., Inc.	5,167	398,221
	Thomas Group, Inc.	3,900	28,626
*	Timco Aviation Services, Inc.	153	566
	Titan International, Inc.	19,000	329,460
	Todd Shipyards Corp.	6,200	164,920
*	Trailer Bridge, Inc.	9,500	88,350
*	Transport Corporation of America, Inc.	6,200	62,124
*	Transtechnology Corp.	6,100	57,645
*	TRC Companies, Inc.	37,900	419,553
	Tredegar Industries, Inc.	104,291	1,720,802
* #	Trex Co., Inc.	41,700	1,083,783
	Trinity Industries, Inc.	23,600	1,250,800
*	Triumph Group, Inc.	41,602	1,741,044
* #	TRM Corp.	7,000	63,000
*	Tufco Technologies, Inc.	4,600	29,440
* #	TurboChef Technologies, Inc.	76,933	1,023,209
	Twin Disc, Inc.	2,700	141,642
*	U.S. Home Systems, Inc.	22,335	171,756
*	U.S. Xpress Enterprises, Inc. Class A	10,523	179,522
	UAP Holding Corp.	153,100	3,331,456
*	Ultralife Batteries, Inc.	41,230	513,314
	United Industrial Corp.	32,400	1,673,784
* #	United Rentals, Inc.	131,700	4,293,420
*	United Stationers, Inc.	59,000	2,920,500
	Universal Forest Products, Inc.	51,505	3,184,554
*	Universal Security Instruments, Inc.	100	2,308
*	UQM Technologies, Inc.	69,100	279,164
*	URS Corp.	37,113	1,617,756
* #	US Airways Group, Inc. Class A	46,800	0

20

*	USA Truck, Inc.	31,835	936,904
* #	Valence Technology, Inc.	20,900	48,070
	Valley National Gases, Inc.	5,750	124,488
	Valmont Industries, Inc.	68,700	2,498,619
*	Valpey Fisher Corp.	1,650	5,247
*	Versar, Inc.	11,400	43,320
	Viad Corp.	58,700	1,878,987
	Vicor Corp.	84,219	1,675,116
*	Volt Information Sciences, Inc.	32,000	765,760
	VSE Corp.	2,200	88,660
	Wabash National Corp.	83,800	1,673,486
#	Wabtec Corp.	133,200	4,399,596
	Washington Group International, Inc.	71,515	4,174,331
*	Waste Connections, Inc.	76,100	2,788,304
	Waste Industries USA, Inc.	24,900	385,950
*	Water Pik Technologies, Inc.	32,000	881,600
	Watsco, Inc. Class A	61,500	4,281,630
	Watsco, Inc. Class B	1,350	95,445
	Watson Wyatt & Co. Holdings	118,000	3,606,080
#	Watts Water Technologies, Inc.	68,000	2,433,040
	Werner Enterprises, Inc.	2,700	52,461
*	Westaff, Inc.	28,200	124,359
* #	Western Power & Equipment Corp.	3,273	5,564
*	Willis Lease Finance Corp.	9,200	87,492
*	Wolverine Tube, Inc.	37,900	139,093
	Woodward Governor Co.	85,773	2,757,602
*	World Air Holdings, Inc.	5,033	43,636
	WSI Industries, Inc.	2,000	6,388
*	Xanser Corp.	82,076	358,672
	Zareba Systems, Inc.	300	2,256
Total Industrials			526,893,973

Consumer Discretionary — (14.1%)
*	1-800 CONTACTS, Inc.	34,378	464,447
*	1-800-FLOWERS.COM, Inc.	77,320	493,302
*	4Kids Entertainment, Inc.	34,900	593,300
*	99 Cents Only Stores	176,200	2,005,156
*	A.C. Moore Arts & Crafts, Inc.	51,300	923,400
#	Aaron Rents, Inc.	116,300	3,047,060
	Aaron Rents, Inc. Class A	8,350	204,575
*	Acme Communications, Inc.	41,800	153,406
	Acme United Corp.	6,200	81,530
*	ACT Teleconferencing, Inc.	113	18
*	Advanced Marketing Services, Inc.	47,050	188,200
	Advo, Inc.	81,050	2,605,757
*	Aeropostale, Inc.	135,350	3,883,191
	AFC Enterprises, Inc.	82,600	1,283,604
*	Aftermarket Technology Corp.	60,750	1,318,275
*	Alderwoods Group, Inc.	94,400	1,612,352
	Aldila, Inc.	15,533	501,716
*	All American Semiconductor, Inc.	6,200	29,202
*	Alliance Gaming Corp.	151,160	2,237,168
*	Alloy, Inc.	27,172	357,855
	Ambassadors Group, Inc.	57,776	1,397,601
	American Axle & Manufacturing Holdings, Inc.	137,900	2,236,738

21

*	American Biltrite, Inc.	3,300	37,587
	American Greetings Corp. Class A	70,200	1,472,796
*	America’s Car-Mart, Inc.	31,600	582,072
	Ameristar Casinos, Inc.	145,472	3,213,476
*	AMS Health Sciences, Inc.	18,400	12,880
*	Applica, Inc.	53,700	110,085
	Arbitron, Inc.	85,700	3,359,440
	Arctic Cat, Inc.	35,430	850,320
	Ark Restaurants Corp.	3,700	112,850
*	Arlington Hospitality, Inc.	1,000	4
	ArvinMeritor, Inc.	190,600	3,190,644
*	Asbury Automotive Group, Inc.	144,200	2,761,430
*	Ashworth, Inc.	35,771	299,046
*	Audiovox Corp. Class A	56,400	720,228
* #	Avatar Holdings, Inc.	10,600	591,798
*	Aztar Corp.	99,500	3,002,910
*	Bakers Footwear Group, Inc.	16,624	364,897
*	Ballantyne of Omaha, Inc.	31,400	127,170
* #	Bally Total Fitness Holding Corp.	107,200	850,096
	Bandag, Inc.	24,900	1,064,973
	Bandag, Inc. Class A	9,300	343,077
*	Barry (R.G.) Corp.	9,200	59,248
	Bassett Furniture Industries, Inc.	31,504	607,712
	Beasley Broadcast Group, Inc.	19,933	269,893
*	Benihana, Inc.	1,000	26,550
*	Benihana, Inc. Class A	14,150	379,503
*	Big Dog Holdings, Inc.	4,500	45,225
* #	Big Lots, Inc.	309,000	3,927,390
*	Birks & Mayors, Inc.	1,765	10,855
*	BJ’s Restaurants, Inc.	63,692	1,617,140
	Blair Corp.	6,335	261,319
#	Blockbuster, Inc. Class A	110,000	425,700
*	Blount International, Inc.	131,600	2,150,344
*	Bluegreen Corp.	82,465	1,308,720
	Blyth, Inc.	107,200	2,388,416
	Bob Evans Farms, Inc.	97,438	2,842,266
*	Bombay Co., Inc.	95,700	302,412
	Bon-Ton Stores, Inc.	39,714	1,081,015
	Books-A-Million, Inc.	40,954	472,609
*	Boyds Collection, Ltd.	17	2
*	Bright Horizons Family Solutions, Inc.	12,800	428,928
*	Broadview Media, Inc.	200	600
	Brown Shoe Company, Inc.	51,600	2,461,320
*	Buca, Inc.	50,886	288,015
	Buckle, Inc.	32,200	1,231,650
	Building Materials Holding Corp.	40,221	2,706,873
	Burlington Coat Factory Warehouse Corp.	80,449	3,623,423
*	CabelTel International Corp.	674	2,905
*	Cache, Inc.	44,155	767,414
	Cadmus Communications Corp.	25,629	485,157
*	California Coastal Communities, Inc.	27,400	1,054,626
*	California Pizza Kitchen, Inc.	54,312	1,632,619
	Callaway Golf Co.	192,200	3,169,378
*	Canterbury Park Holding Corp.	1,200	17,820
*	Capital Pacific Holdings, Inc.	14,100	246,750

22

	Carmike Cinemas, Inc.	32,228	767,671
*	Carriage Services, Inc.	49,800	247,008
* #	Carter’s, Inc.	30,400	1,945,296
*	Casual Male Retail Group, Inc.	96,140	875,835
*	Catalina Lighting, Inc.	1,760	15,840
	Catalina Marketing Corp.	134,400	2,980,992
	Cato Corp. Class A	85,350	1,781,254
*	Cavalier Homes, Inc.	51,260	362,408
*	Cavco Industries, Inc.	9,872	454,606
*	CD Warehouse, Inc.	3,300	7
* #	CEC Entertainment, Inc.	95,550	3,111,108
*	Champion Enterprises, Inc.	212,600	3,299,552
*	Championship Auto Racing Teams, Inc.	1,697	0
*	Champps Entertainment, Inc.	34,340	276,780
#	Charles and Colvard, Ltd.	50,878	713,310
*	Charlotte Russe Holding, Inc.	62,800	1,142,960
*	Charming Shoppes, Inc.	327,651	4,387,247
*	Charter Communications, Inc.	467,685	537,838
*	Chaus (Bernard), Inc.	1,300	1,222
*	Checkers Drive-In Restaurants, Inc.	32,107	471,652
	Cherokee, Inc.	9,787	377,191
	Christopher & Banks Corp.	101,213	2,219,601
*	Chromcraft Revington, Inc.	6,100	79,300
	Churchill Downs, Inc.	14,589	584,581
	Citadel Broadcasting Co.	96,400	1,073,896
#	CKE Restaurants, Inc.	166,500	2,832,165
	Coachmen Industries, Inc.	41,100	484,980
	Coast Distribution System, Inc.	5,900	42,775
*	Cobra Electronics Corp.	7,000	81,410
*	Coldwater Creek, Inc.	103,474	2,325,061
*	Collectors Universe, Inc.	23,200	344,520
	Collegiate Pacific, Inc.	29,100	302,640
*	Concord Camera Corp.	50,456	55,502
*	Congoleum Corp. Class A	3,500	7,875
* #	Conn’s, Inc.	65,784	2,450,454
#	Cooper Tire & Rubber Co.	170,000	2,533,000
*	Corinthian Colleges, Inc.	255,998	3,317,734
*	Cost Plus, Inc.	56,975	1,093,350
*	Cost-U-Less, Inc.	2,900	23,084
	Courier Corp.	11,735	463,200
	CPI Corp.	15,200	266,760
	Craftmade International, Inc.	14,048	255,674
*	Crown Media Holdings, Inc.	207,386	1,627,980
*	CSK Auto Corp.	118,400	1,883,744
	CSS Industries, Inc.	19,300	594,440
*	Culp, Inc.	24,600	121,770
*	Cumulus Media, Inc. Class A	147,993	1,716,719
	Cutter & Buck, Inc.	30,624	366,263
* #	Cybex International, Inc.	11,600	69,484
*	Cycle Country Accessories Corp.	15,300	57,375
*	Daily Journal Corp.	200	8,000
* #	Dave & Busters, Inc.	12,800	230,400
	Deb Shops, Inc.	25,695	813,247
*	Deckers Outdoor Corp.	15,700	532,230
	Decorator Industries, Inc.	2,862	23,812

23

*	dELiA*s, Inc.	49,457	440,662
	Delta Apparel, Inc.	14,080	218,240
*	Delta Woodside Industries, Inc.	5,050	1,565
*	Design Within Reach, Inc.	29,586	187,871
*	DeVry, Inc.	190,400	4,470,592
*	Diedrich Coffee, Inc.	3,925	16,406
*	Digital Generation Systems, Inc.	77,616	50,450
*	Dixie Group, Inc.	33,800	553,644
* #	Dominion Homes, Inc.	22,400	215,040
	Dover Downs Gaming & Entertainment, Inc.	29,810	494,846
	Dover Motorsports, Inc.	45,500	226,135
*	Drew Industries, Inc.	59,100	1,917,795
*	drugstore.com, Inc.	251,279	633,223
	DRYCLEAN USA, Inc.	300	657
*	Duckwall-ALCO Stores, Inc.	4,953	119,813
*	Dura Automotive Systems, Inc.	48,400	110,836
*	E Com Ventures, Inc.	2,175	37,845
*	Educate, Inc.	91,100	784,371
	Educational Development Corp.	1,800	14,490
*	ELXSI Corp.	1,800	5,220
*	EMAK Worldwide, Inc.	5,913	48,723
*	Emerging Vision, Inc.	24,900	3,237
*	Emerson Radio Corp.	71,222	227,910
*	Emmis Communications Corp. Class A	101,199	1,656,628
*	Enesco Group, Inc.	34,900	65,263
*	Entercom Communications Corp.	47,000	1,323,990
*	Entravision Communications Corp.	162,017	1,203,786
* #	Escala Group, Inc.	77,470	1,925,129
	Escalade, Inc.	2,200	24,948
	Ethan Allen Interiors, Inc.	94,700	3,855,237
*	Everlast Worldwide, Inc.	1,500	24,600
*	Fab Industries, Inc.	5,200	0
*	Fairchild Corp. Class A	54,352	129,358
*	Famous Dave’s of America, Inc.	29,625	409,121
*	Featherlite, Inc.	9,450	46,777
	Fedders Corp.	97,710	143,634
	Federal Screw Works	1,562	24,992
* #	Federal-Mogul Corp.	57,900	19,686
	Finish Line, Inc. Class A	119,634	2,002,673
*	Finlay Enterprises, Inc.	18,400	156,032
	Flanigan’s Enterprises, Inc.	200	1,934
*	Fleetwood Enterprises, Inc.	177,900	2,010,270
	Flexsteel Industries, Inc.	8,600	121,690
*	Foamex International, Inc.	17,427	1,307
*	Footstar, Inc.	26,700	124,155
*	Fountain Powerboat Industries, Inc.	4,600	34,224
*	Fox & Hound Restaurant Group	25,161	408,111
*	Franklin Covey Co.	38,500	299,145
*	Franklin Electronic Publishers, Inc.	9,100	38,675
	Fred’s, Inc.	109,250	1,526,222
*	Friedman’s, Inc. Class A	34,940	0
*	Friendly Ice Cream Corp.	7,200	69,984
	Frisch’s Restaurants, Inc.	7,100	148,390
	Furniture Brands International, Inc.	153,400	3,792,048
*	Gaiam, Inc.	5,400	74,520

24

*	GameTech International, Inc.	19,500	93,600
	Gaming Partners International Corp.	20,423	280,816
* #	Gander Mountain Co.	24,775	165,745
*	Gaylord Entertainment Co.	82,363	3,677,508
*	Gemstar-TV Guide International, Inc.	107,133	323,542
*	Genesco, Inc.	64,000	2,598,400
	Gentek, Inc.	27,383	519,182
*	G-III Apparel Group, Ltd.	8,400	134,316
*	Gottschalks, Inc.	14,900	135,739
	Gray Television, Inc.	112,460	946,913
	Gray Television, Inc. Class A	6,600	53,823
*	Group 1 Automotive, Inc.	68,400	2,618,352
*	GSI Commerce, Inc.	119,832	1,911,320
* #	Guess, Inc.	120,480	4,360,171
*	Guitar Center, Inc.	70,500	3,649,080
*	Gymboree Corp.	88,674	2,027,088
*	Ha-Lo Industries, Inc.	64,900	0
*	Hampshire Group, Ltd.	7,800	190,554
	Hancock Fabrics, Inc.	52,000	215,800
	Handleman Co.	56,323	553,655
*	Harolds Stores, Inc.	2,208	1,656
*	Harris Interactive, Inc.	172,400	968,888
*	Hartmarx Corp.	95,700	829,719
*	Hastings Entertainment, Inc.	21,400	113,206
*	Hastings Manufacturing Co.	400	12
	Haverty Furniture Co., Inc.	50,700	722,475
	Haverty Furniture Co., Inc. Class A	400	5,684
*	Hayes Lemmerz International, Inc.	85,910	268,898
*	Hibbett Sporting Goods, Inc.	99,955	3,206,556
	Hollinger International, Inc. Class A	211,900	1,970,670
*	Hollywood Media Corp.	91,146	442,970
* #	Home Solutions of America, Inc.	81,800	478,530
*	Hot Topic, Inc.	117,600	1,549,968
* #	I.C. Isaacs & Co., Inc.	7,200	41,112
*	Iconix Brand Group, Inc.	99,295	1,328,567
	IHOP Corp.	52,400	2,667,160
	ILX Resorts, Inc.	7,800	80,652
*	Image Entertainment, Inc.	59,600	202,640
*	IMPCO Technologies, Inc.	75,502	472,643
* #	Infosonics Corp.	14,900	176,565
*	Insight Enterprises, Inc.	136,041	2,928,963
*	Insignia Systems, Inc.	17,050	23,052
*	Interface, Inc. Class A	129,606	1,436,034
*	Interstate Hotels & Resorts, Inc.	64,240	307,067
*	INVESTools, Inc.	125,283	970,943
* #	Isle of Capri Casinos, Inc.	94,324	2,858,960
	J. Alexander’s Corp.	10,100	81,002
*	J. Jill Group, Inc.	52,655	1,244,238
*	Jack in the Box, Inc.	96,200	3,848,000
	Jackson Hewitt Tax Service, Inc.	98,700	2,803,080
*	Jaclyn, Inc.	1,300	10,595
*	Jakks Pacific, Inc.	72,726	1,805,059
*	Jameson Inns, Inc.	106,643	281,538
*	Jennifer Convertibles, Inc.	3,600	17,550
*	Jo-Ann Stores, Inc.	60,475	804,317

25

*	Johnson Outdoors, Inc.	6,500	116,090
*	Jos. A. Bank Clothiers, Inc.	47,350	2,112,283
	Journal Register Co.	119,300	1,534,198
*	K2, Inc.	123,763	1,410,898
	Kellwood Co.	73,676	1,896,420
	Kenneth Cole Productions, Inc. Class A	40,550	1,115,530
*	Keystone Automotive Industries, Inc.	44,799	1,980,116
	Kimball International, Inc. Class B	65,786	932,188
*	Kirkland’s, Inc.	45,672	239,321
	Knape & Vogt Manufacturing Co.	2,190	40,384
	Koss Corp.	3,500	96,250
* #	Krispy Kreme Doughnuts, Inc.	166,700	1,125,225
	K-Swiss, Inc. Class A	69,400	2,025,092
*	LaCrosse Footwear, Inc.	9,500	112,860
*	Lakeland Industries, Inc.	4,962	95,667
*	Lakes Entertainment, Inc.	56,087	555,261
	Landry’s Restaurants, Inc.	66,700	2,059,029
*	Lazare Kaplan International, Inc.	9,000	74,250
#	La-Z-Boy, Inc.	145,100	2,314,345
*	Lenox Group, Inc.	38,000	507,680
	Levitt Corp. Class A	48,721	1,133,250
	Libbey, Inc.	36,300	321,618
*	Liberty Homes, Inc. Class A	200	1,304
*	LIFE TIME FITNESS, Inc.	98,300	4,124,668
	Lifetime Brands, Inc.	29,198	659,291
*	Lin TV Corp.	68,200	636,306
	Lithia Motors, Inc. Class A	40,510	1,297,940
*	LKQ Corp.	143,600	3,162,072
*	Lodgenet Entertainment Corp.	49,934	711,060
*	Lodgian, Inc.	64,751	811,978
	Lone Star Steakhouse & Saloon, Inc.	54,046	1,457,080
*	LOUD Technologies, Inc.	2,380	34,986
*	Luby’s, Inc.	72,800	1,085,448
	M/I Homes, Inc.	37,400	1,575,288
*	Mace Security International, Inc.	42,700	99,064
* #	Magna Entertainment Corp.	20,200	135,542
*	Main Street Restaurant Group, Inc.	47,700	262,350
	Marine Products Corp.	43,695	535,264
*	MarineMax, Inc.	49,575	1,529,884
*	Marisa Christina, Inc.	4,300	2,322
* #	Martha Stewart Living Omnimedia, Inc.	64,200	1,110,660
	Matthews International Corp. Class A	89,766	3,333,909
*	Max & Erma’s Restaurants, Inc.	2,200	23,980
#	Maytag Corp.	200,300	3,445,160
*	McCormick & Schmick’s Seafood Restaurants, Inc.	39,626	928,437
	McRae Industries, Inc. Class A	2,500	26,312
*	Meade Instruments Corp.	52,332	149,146
	Media General, Inc. Class A	23,100	1,157,310
*	Mediacom Communications Corp.	247,241	1,394,439
*	Mestek, Inc.	5,300	68,529
*	Midas, Inc.	41,900	797,776
*	Mikohn Gaming Corp.	65,075	516,695
*	Mity Enterprises, Inc.	11,375	214,305
	Modine Manufacturing Co.	97,995	2,748,760
	Monaco Coach Corp.	77,250	1,105,447

26

*	Monarch Casino & Resort, Inc.	52,072	1,396,050
	Monro Muffler Brake, Inc.	16,837	609,163
*	Morgan’s Foods, Inc.	800	4,280
*	Mossimo, Inc.	16,100	101,269
*	Mothers Work, Inc.	13,254	329,892
*	Motorcar Parts of America, Inc.	2,400	32,400
	Movado Group, Inc.	50,700	1,105,260
#	Movie Gallery, Inc.	98,161	313,134
*	MTR Gaming Group, Inc.	76,151	759,225
* #	Multimedia Games, Inc.	74,735	791,444
*	Nathan’s Famous, Inc.	8,400	102,900
	National Presto Industries, Inc.	7,100	310,625
*	National RV Holdings, Inc.	24,900	161,352
*	Nature Vision, Inc.	500	5,550
#	Nautilus Group, Inc.	87,100	1,432,795
* #	Navarre Corp.	77,360	296,289
* #	Navigant International, Inc.	38,614	424,754
	Nelson (Thomas), Inc.	39,200	1,146,600
* #	Netflix, Inc.	152,282	4,082,680
*	Nevada Gold & Casinos, Inc.	37,550	354,847
*	New Frontier Media, Inc.	68,064	485,296
* #	Nitches, Inc.	2,592	19,699
	Nobel Learning Communities, Inc.	6,400	60,800
	Nobility Homes, Inc.	8,401	215,066
	Noble International, Ltd.	36,240	556,284
*	NTN Communications, Inc.	134,393	186,806
* #	Nutri/System, Inc.	94,700	4,069,259
#	Oakley, Inc.	186,600	2,840,052
*	O’Charleys, Inc.	58,562	1,040,061
*	Odd Job Stores, Inc.	12,700	2,667
* #	Oneida, Ltd.	28,700	16,359
*	Opinion Research Corp.	6,500	35,815
	Orleans Homebuilders, Inc.	49,000	957,460
*	Outdoor Channel Holdings, Inc.	43,500	570,720
* #	Overstock.com, Inc.	54,800	1,233,000
#	Oxford Industries, Inc.	49,300	2,256,954
*	P & F Industries, Inc. Class A	2,700	34,695
*	P.F. Chang’s China Bistro, Inc.	73,900	3,572,326
* #	Palm Harbor Homes, Inc.	63,911	1,338,935
* #	Pantry, Inc.	62,700	3,709,959
*	Papa John’s International, Inc.	93,700	3,082,730
*	Paxson Communications Corp.	115,000	109,250
*	Payless ShoeSource, Inc.	178,200	4,223,340
*	PC Mall, Inc.	32,817	202,809
* #	Pegasus Communications Corp.	17,040	50,950
*	Perry Ellis International, Inc.	24,900	548,049
*	PetMed Express, Inc.	66,465	1,242,231
	Phillips-Van Heusen Corp.	118,500	4,206,750
*	Phoenix Footwear Group, Inc.	17,500	93,625
*	Phoenix Gold International, Inc.	600	204
#	Pier 1 Imports, Inc.	216,900	2,283,957
*	Pinnacle Entertainment, Inc.	131,500	3,688,575
*	Playboy Enterprises, Inc. Class A	4,700	58,750
*	Playboy Enterprises, Inc. Class B	79,100	1,096,326
*	Point.360	8,700	19,749

27

*	Pomeroy IT Solutions, Inc.	30,837	286,784
#	Pre-Paid Legal Services, Inc.	40,450	1,460,649
* #	Priceline.com, Inc.	110,416	2,710,713
*	PRIMEDIA, Inc.	686,738	1,552,028
*	Princeton Review, Inc.	55,932	298,118
*	Proliance International, Inc.	38,749	203,432
*	ProQuest Co.	78,100	1,663,530
*	QEP Co., Inc.	2,375	25,412
* #	Quaker Fabric Corp.	42,450	120,133
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	130,296	590,241
*	R&B, Inc.	18,400	195,224
*	Radio One, Inc. Class A	49,700	419,965
*	Radio One, Inc. Class D	160,149	1,335,643
*	Rare Hospitality International, Inc.	93,450	2,990,400
*	RC2 Corp.	53,791	1,938,090
*	RCN Corp.	98,549	2,463,725
	Reader’s Digest Association, Inc.	14,900	226,331
*	Reading International, Inc. Class A	17,549	141,971
*	Reading International, Inc. Class B	1,060	8,321
*	Red Lion Hotels Corp.	12,500	145,625
* #	Red Robin Gourmet Burgers, Inc.	42,749	1,709,533
*	RedEnvelope, Inc.	24,349	235,211
*	Regent Communications, Inc.	116,638	533,036
*	Rent-A-Center, Inc.	151,723	3,541,215
*	Rentrak Corp.	29,600	316,424
*	Rent-Way, Inc.	68,700	465,099
*	Restoration Hardware, Inc.	98,300	528,854
* #	Retail Ventures, Inc.	110,700	1,467,882
*	Rex Stores Corp.	25,800	395,256
*	Riviera Holdings Corp.	10,800	173,340
*	Rockford Corp.	15,200	60,952
*	Rocky Shoes & Boots, Inc.	5,200	123,448
*	Rubio’s Restaurants, Inc.	25,395	260,299
#	Ruby Tuesday, Inc.	19,300	551,015
	Russ Berrie & Co., Inc.	53,300	724,347
	Russell Corp.	86,300	1,232,364
*	Ryan’s Restaurant Group, Inc.	108,100	1,428,001
*	S&K Famous Brands, Inc.	2,100	34,965
*	Safety Components International, Inc.	118	1,755
*	Saga Communications, Inc. Class A	46,125	436,804
*	Salem Communications Corp.	52,269	730,721
* #	Salton, Inc.	33,500	47,905
*	Sands Regent	2,000	21,900
	Sauer-Danfoss, Inc.	82,700	1,773,915
*	Schieb (Earl), Inc.	2,200	7,700
*	Scholastic Corp.	101,362	2,982,070
*	Select Comfort Corp.	98,375	3,595,606
	Service Corp. International	1,400	11,130
* #	Sharper Image Corp.	39,600	467,280
*	Shiloh Industries, Inc.	43,066	701,976
*	Shoe Carnival, Inc.	36,879	828,671
*	Shoe Pavilion, Inc.	6,100	47,336
* #	Shuffle Master, Inc.	97,530	2,548,459
	Sinclair Broadcast Group, Inc. Class A	126,600	910,254
* #	Six Flags, Inc.	260,705	2,750,438

28

*	Skechers U.S.A., Inc. Class A	62,200	1,318,640
	Skyline Corp.	14,800	593,776
* #	Smith & Wesson Holding Corp.	101,900	509,500
*	Smith & Wollensky Restaurant Group, Inc.	13,000	76,830
	Sonesta International Hotels Corp. Class A	100	2,589
	Sonic Automotive, Inc.	83,700	2,217,213
*	Sotheby’s Holdings, Inc. Class A	160,900	3,398,208
*	Source Interlink Companies, Inc.	129,900	1,396,425
*	Southern Energy Homes, Inc.	13,425	80,550
*	Spanish Broadcasting System, Inc.	101,300	568,293
*	SPAR Group, Inc.	2,800	3,220
	Spartan Motors, Inc.	35,345	379,252
	Speedway Motorsports, Inc.	65,290	2,340,646
*	Sport Chalet, Inc. Class A	4,625	37,555
*	Sport Chalet, Inc. Class B	675	5,400
*	Sport Supply Group, Inc.	8,700	39,150
*	Sport-Haley, Inc.	2,600	13,130
*	Sportsman’s Guide, Inc.	19,333	488,932
	Stage Stores, Inc.	85,301	2,487,377
*	Stamps.com, Inc.	65,223	2,100,833
	Standard Motor Products, Inc.	52,800	560,208
	Stanley Furniture, Inc.	20,200	515,100
	Star Buffet, Inc.	2,700	23,085
	Stein Mart, Inc.	114,616	1,911,795
*	Steinway Musical Instruments, Inc.	18,200	599,690
	Steven Madden, Ltd.	38,333	1,228,573
	Stewart Enterprises, Inc.	277,399	1,406,413
*	Stoneridge, Inc.	57,600	342,144
*	Strattec Security Corp.	4,030	163,054
#	Strayer Education, Inc.	8,100	780,273
	Stride Rite Corp.	101,500	1,410,850
	Sturm Ruger & Co., Inc.	73,600	529,920
*	Sunterra Corp.	55,217	828,255
#	Superior Industries International, Inc.	74,500	1,605,475
	Superior Uniform Group, Inc.	6,800	75,344
	Syms Corp.	28,800	420,480
* #	Syntax-Brillian Corp.	76,387	329,228
*	Systemax, Inc.	78,868	548,133
*	Tag-It Pacific, Inc.	45,400	22,700
#	Talbots, Inc.	87,200	2,324,752
	Tandy Brand Accessories, Inc.	8,200	88,642
*	Tandy Leather Factory, Inc.	9,600	61,152
* #	Tarrant Apparel Group	78,937	91,567
#	Technical Olympic USA, Inc.	157,240	3,330,343
*	Tenneco Automotive, Inc.	123,600	2,799,540
*	Texas Roadhouse, Inc.	20,100	308,736
* #	The Children’s Place Retail Stores, Inc.	77,900	3,635,593
* #	The Dress Barn, Inc.	85,252	3,681,181
	The Marcus Corp.	61,900	1,017,017
*	The Men’s Wearhouse, Inc.	141,000	4,416,120
	The Pep Boys - Manny, Moe & Jack	151,700	2,381,690
*	The Rowe Companies	13,200	23,232
*	The Sports Authority, Inc.	67,806	2,481,022
*	The Sports Club Co., Inc.	19,400	18,236
*	The Steak n Shake Co.	75,018	1,367,578

29

* #	TiVo, Inc.	233,526	1,296,069
*	Too, Inc.	89,900	2,735,657
	Traffix, Inc.	38,375	199,550
*	Trans World Entertainment Corp.	76,000	456,000
	Triarc Companies, Inc. Class A	67,100	1,139,358
	Triarc Companies, Inc. Class B	47,500	741,000
*	Triple Crown Media, Inc.	11,955	80,098
*	Tropical Sportswear International Corp.	3,175	0
*	Trump Entertainment Resorts, Inc.	24	444
#	Tuesday Morning Corp.	108,136	2,380,073
	Tupperware Corp.	168,000	3,559,920
*	Tweeter Home Entertainment Group, Inc.	69,400	557,976
*	Ultimate Electronics, Inc.	858	0
*	Unapix Entertainment, Inc.	6,100	25
*	Unifi, Inc.	136,434	418,852
	Unifirst Corp.	23,850	799,213
	United Auto Group, Inc.	117,100	5,063,404
*	United Retail Group, Inc.	36,966	611,787
*	Universal Electronics, Inc.	37,624	675,727
*	Universal Technical Institute, Inc.	77,800	2,397,018
*	Vail Resorts, Inc.	104,100	3,439,464
	Value Line, Inc.	9,615	325,468
*	ValueVision Media, Inc. Class A	107,552	1,366,986
*	Varsity Group, Inc.	42,036	168,985
*	VCG Holding Corp.	810	846
*	Vertrue, Inc.	26,300	1,158,778
*	Virco Manufacturing Corp.	13,969	77,528
	Visteon Corp.	348,200	1,622,612
*	Warnaco Group, Inc.	129,717	3,010,732
*	Waxman Industries, Inc.	600	3,960
* #	WCI Communities, Inc.	118,300	2,985,892
	Wellco Enterprises, Inc.	1,000	12,600
* #	Wells-Gardner Electronics Corp.	22,261	52,759
*	West Marine, Inc.	52,378	674,105
*	Western Metals Corp.	7,400	4,662
*	Wet Seal, Inc. Class A	182,678	970,020
	Weyco Group, Inc.	600	11,574
*	Whitehall Jewelers, Inc.	30,250	48,702
*	William Lyon Homes, Inc.	21,800	1,855,180
*	Wilsons The Leather Experts, Inc.	109,645	367,311
*	Winmark Corp.	4,456	100,483
#	Winnebago Industries, Inc.	86,200	2,768,744
* #	WisdomTree Investments, Inc.	4,500	14,850
* #	WMS Industries, Inc.	82,000	2,382,100
	Wolverine World Wide, Inc.	165,200	3,644,312
	World Wrestling Federation Entertainment, Inc.	59,800	894,010
	Yankee Candle Co., Inc.	111,400	3,235,056
*	Young Broadcasting, Inc. Class A	44,748	135,586
*	Zale Corp.	66,500	1,732,325
*	Zapata Corp.	18,220	110,413
Total Consumer Discretionary			510,363,939

Health Care — (13.0%)
*	A.D.A.M., Inc.	700	7,535
*	Abaxis, Inc.	39,300	864,207

30

* #	Abgenix, Inc.	243,817	5,422,490
*	Abiomed, Inc.	76,370	794,248
* #	Able Laboratories, Inc.	8,300	830
* #	Acacia Research-CombiMatrix	76,538	131,645
* #	Acadia Pharmaceuticals, Inc.	68,110	1,019,607
*	Accelr8 Technology Corp.	880	2,816
*	Accelrys, Inc.	68,316	423,559
*	Access Pharmaceuticals, Inc.	37,000	8,880
* #	Acusphere, Inc.	48,930	285,262
*	Adolor Corp.	109,400	3,005,218
*	Advanced Magnetics, Inc.	26,224	655,600
*	Advancis Pharmaceutical Corp.	2,512	5,526
*	ADVENTRX Pharmaceuticals, Inc.	194,700	920,931
*	Air Methods Corp.	32,070	760,380
* #	Akorn, Inc.	83,800	389,670
* #	Aksys, Ltd.	77,980	133,346
*	Albany Molecular Research, Inc.	87,860	886,507
* #	Alexion Pharmaceuticals, Inc.	89,700	3,370,926
*	Align Technology, Inc.	179,910	1,468,066
*	Alkermes, Inc.	161,466	4,102,851
*	Alliance Imaging, Inc.	128,800	757,344
*	Allied Healthcare International, Inc.	94,883	459,234
*	Allied Healthcare Products, Inc.	7,100	39,902
*	Allos Therapeutics, Inc.	115,410	371,620
* #	Allscripts Healthcare Solutions, Inc.	115,242	2,160,787
*	Almost Family, Inc.	1,600	22,830
*	Alnylam Pharmaceuticals, Inc.	92,105	1,481,048
	Alpharma, Inc. Class A	112,400	3,400,100
*	Alteon, Inc.	59,800	16,146
* #	Amedisys, Inc.	45,875	1,476,257
*	America Services Group, Inc.	28,158	508,252
*	American Caresource Holding, Inc.	367	2,154
*	American Claims Evaluation, Inc.	1,000	2,150
*	American Dental Partners, Inc.	20,750	270,372
*	American Medical Systems Holdings, Inc.	201,526	4,367,068
*	American Retirement Corp.	100,800	2,713,536
	American Shared Hospital Services	5,900	39,530
*	AMICAS, Inc.	134,571	660,744
*	AMN Healthcare Services, Inc.	83,400	1,729,716
*	Amsurg Corp.	80,333	1,760,096
	Analogic Corp.	39,800	2,147,210
*	Andrx Corp.	104,260	2,043,496
*	Angeion Corp.	215	873
*	AngioDynamics, Inc.	15,232	382,476
*	Anika Therapeutics, Inc.	27,171	372,786
* #	Antigenics, Inc.	127,613	779,715
*	AP Pharma, Inc.	44,423	98,175
* #	Aphton Corp.	94,488	14,173
*	Applera Corp. - Celera Genomics Group	189,100	2,172,759
*	Applied Imaging Corp.	3,775	7,172
*	Apria Healthcare Group, Inc.	53,600	1,232,264
*	Aradigm Corp.	13,957	49,966
*	Arena Pharmaceuticals, Inc.	131,216	2,323,835
	Argonaut Technologies, Inc.	3,398	968
*	Ariad Pharmaceuticals, Inc.	167,131	1,121,449

31

*	Arqule, Inc.	94,912	510,627
*	Array BioPharma, Inc.	112,003	1,013,627
#	Arrhythmia Research Technology, Inc.	6,900	67,965
	Arrow International, Inc.	129,648	4,011,309
* #	Arthrocare Corp.	72,710	3,284,311
*	Aspect Medical Systems, Inc.	61,676	1,652,300
* #	AtheroGenics, Inc.	110,100	1,774,812
	Atrion Corp.	3,400	253,592
* #	ATS Medical, Inc.	75,397	207,342
*	Auxilium Pharmaceuticals, Inc.	28,500	208,050
*	AVANIR Pharmaceuticals Class A	73,425	1,258,504
*	Avant Immunotherapeutics, Inc.	136,734	269,366
* #	AVI BioPharma, Inc.	144,200	1,103,130
*	Avigen, Inc.	58,543	333,695
* #	AXM Pharma, Inc.	45,500	17,290
*	Bentley Pharmaceuticals, Inc.	61,160	1,089,871
*	Beverly Enterprises, Inc.	261,800	3,235,848
*	Bioanalytical Systems, Inc.	4,500	28,350
* #	BioCryst Pharmaceuticals, Inc.	80,536	1,601,861
*	Bioenvision, Inc.	114,162	961,244
*	Bio-Imaging Technologies, Inc.	31,190	129,127
	BioLase Technology, Inc.	59,508	456,426
*	BioMarin Pharmaceutical, Inc.	216,082	2,826,353
*	Bio-Rad Laboratories, Inc. Class A	19,400	1,111,814
*	Bio-Reference Laboratories, Inc.	36,246	623,794
*	BioSante Pharmaceuticals, Inc.	53,200	218,120
*	BioScrip, Inc.	103,005	738,546
* #	Biosite, Inc.	48,745	2,636,130
*	BioSpecifics Technologies Corp.	2,200	1,914
*	BioSphere Medical, Inc.	41,500	315,400
* #	BioTime, Inc.	4,200	1,680
*	Bioveris Corp.	31,800	137,058
*	Bovie Medical Corp.	11,800	35,400
* #	Bradley Pharmaceuticals, Inc.	43,151	509,182
* #	BriteSmile, Inc.	785	911
*	Bruker BioSciences Corp.	250,519	1,119,820
* #	Caliper Life Sciences, Inc.	93,524	620,064
	Cambrex Corp.	74,700	1,383,444
*	CancerVax Corp.	70,800	183,372
*	Candela Corp.	68,510	1,311,966
*	Cantel Medical Corp.	43,360	742,323
*	Capital Senior Living Corp.	71,100	764,325
*	Caprius, Inc.	27	47
*	Caraco Pharmaceutical Laboratories, Ltd.	73,550	925,259
*	Cardiac Science Corp.	33,613	336,130
*	CardioDynamics International Corp.	122,702	159,513
* #	Cardiotech International, Inc.	54,563	157,687
* #	Cell Genesys, Inc.	127,536	897,853
* #	Cell Therapeutics, Inc.	168,900	325,977
*	Cellegy Pharmaceuticals, Inc.	62,596	37,558
* #	Centene Corp.	119,500	3,268,325
*	Cepheid, Inc.	119,406	1,093,759
*	Cerus Corp.	62,800	680,124
*	Chad Therapeutics, Inc.	9,700	32,786
	Chemed Corp.	72,100	3,997,224

32

*	Cholestech Corp.	41,200	476,272
*	Ciphergen Biosystems, Inc.	73,586	128,775
* #	Clarient, Inc.	20,200	22,624
#	Clinical Data, Inc.	4,343	99,020
	CNS, Inc.	37,420	777,962
*	Collagenex Pharmaceuticals, Inc.	48,643	644,520
* #	Columbia Laboratories, Inc.	116,900	529,557
	Computer Programs & Systems, Inc.	30,100	1,383,396
*	Conceptus, Inc.	81,036	1,161,246
*	Conmed Corp.	81,454	1,576,949
*	Connetics Corp.	93,160	1,479,381
*	Conor Medsystems, Inc.	26,200	674,650
* #	Corautus Genetics, Inc.	1,542	7,833
*	Corcept Therapeutics, Inc.	58,706	284,724
*	Corgentech, Inc.	13,034	114,699
* #	Cortex Pharmaceuticals, Inc.	63,100	176,680
*	Corvel Corp.	12,400	241,800
*	Cotherix, Inc.	36,500	420,480
* #	Critical Therapeutics, Inc.	94,703	515,184
*	Criticare Systems, Inc.	33,600	168,000
*	Cross Country Healthcare, Inc.	89,157	1,632,465
*	CryoLife, Inc.	65,600	291,920
*	Cubist Pharmaceuticals, Inc.	150,440	3,326,228
* #	CuraGen Corp.	149,631	746,659
* #	Curative Health Services, Inc.	37,800	4,725
*	Curis, Inc.	130,759	326,897
*	Cutera, Inc.	33,100	896,679
*	CV Therapeutics, Inc.	125,205	3,369,267
*	Cyberonics, Inc.	66,700	1,812,239
*	Cypress Bioscience, Inc.	84,333	504,311
* #	Cytogen Corp.	42,070	135,465
* #	CytRx Corp.	1,700	2,312
	Datascope Corp.	41,434	1,580,707
*	Daxor Corp.	4,500	91,800
*	Del Global Technologies Corp.	10,627	43,305
*	Dendreon Corp.	180,279	877,959
*	Dendrite International, Inc.	117,259	1,559,545
*	DepoMed, Inc.	119,034	779,673
#	Diagnostic Products Corp.	79,500	3,668,925
* #	Dialysis Corporation of America	2,484	31,298
*	Digene Corp.	62,000	2,570,520
*	Dionex Corp.	54,415	2,985,751
*	Discovery Laboratories, Inc.	160,823	1,220,647
*	Discovery Partners International, Inc.	70,218	168,523
*	Diversa Corp.	125,430	992,151
*	DJ Orthopedics, Inc.	61,200	2,134,656
*	DOV Pharmaceutical, Inc.	62,328	1,199,814
* #	Durect Corp.	161,828	920,801
*	DUSA Pharmaceuticals, Inc.	45,361	328,867
*	Dyax Corp.	106,500	639,000
*	Dynacq Healthcare, Inc.	21,500	70,606
*	Dynavax Technologies Corp.	37,700	227,708
*	Eclipsys Corp.	17,100	439,812
* #	Elite Pharmaceuticals, Inc.	49,400	116,090
*	Embrex, Inc.	20,210	241,166

33

*	Emeritus Corp.	16,100	400,890
*	Emisphere Technologies, Inc.	65,442	410,976
*	Encore Medical Corp.	186,354	1,110,673
*	Encysive Pharmaceuticals, Inc.	160,898	1,464,172
*	Endocare, Inc.	25,000	81,250
*	Endologix, Inc.	101,051	493,129
*	Enpath Medical, Inc.	11,500	107,410
* #	Entremed, Inc.	130,500	321,030
*	Enzo Biochem, Inc.	87,204	1,148,477
*	Enzon Pharmaceuticals, Inc.	52,800	356,928
*	EP Medsystems, Inc.	14,500	40,890
* #	Epicept Corp.	13,101	42,709
*	EPIX Pharmaceuticals, Inc.	63,028	274,172
* #	eResearch Technology, Inc.	140,010	2,059,547
*	Ergo Science Corp.	6,950	5,907
*	Escalon Medical Corp.	3,100	15,810
*	ev3, Inc.	60,109	1,001,416
*	Exact Sciences Corp.	72,805	187,109
*	Exactech, Inc.	10,500	133,350
*	Exelixis, Inc.	232,721	2,527,350
*	E-Z-EM, Inc.	30,362	621,510
*	First Horizon Pharmaceutical Corp.	95,164	1,952,765
*	Five Star Quality Care, Inc.	56,000	464,800
* #	Genaera Corp.	22,300	38,802
*	Gene Logic, Inc.	84,972	324,593
*	Genesis HealthCare Corp.	53,650	2,132,587
*	Genitope Corp.	30,800	280,588
*	Genta, Inc.	234,075	653,069
*	Gentiva Health Services, Inc.	60,237	1,003,548
*	GenVec, Inc.	114,669	231,631
* #	Geron Corp.	175,009	1,568,081
*	Greatbatch, Inc.	60,600	1,339,866
* #	GTC Biotherapeutics, Inc.	58,164	72,123
*	GTx, Inc.	24,000	259,680
*	Haemonetics Corp.	76,647	3,970,315
*	Hanger Orthopedic Group, Inc.	56,252	342,575
*	Harvard Bioscience, Inc.	85,317	425,732
*	HealthAxis, Inc.	750	1,012
*	HealthExtras, Inc.	110,510	3,421,390
*	HealthStream, Inc.	200	604
*	HealthTronics, Inc.	91,636	666,194
*	Healthways, Inc.	96,000	4,180,800
* #	Hemispherx Biopharma, Inc.	151,400	504,162
*	Hi-Tech Pharmacal Co., Inc.	33,525	826,056
*	HMS Holdings Corp.	56,314	484,300
*	Hollis-Eden Pharmaceuticals, Inc.	54,053	344,318
*	Hologic, Inc.	47,293	2,262,024
	Hooper Holmes, Inc.	178,400	506,656
*	Horizon Health Corp.	38,800	895,116
*	Human Genome Sciences, Inc.	153,363	1,920,105
*	Icagen, Inc.	6,500	51,674
* #	ICOS Corp.	151,333	3,651,665
*	ICU Medical, Inc.	38,850	1,363,635
*	IDM Pharma, Inc.	1,788	10,728
*	I-Flow Corp.	62,800	862,244

34

*	Illumina, Inc.	119,742	3,045,039
* #	Immtech International, Inc.	32,100	248,133
*	Immucor, Inc.	119,018	3,549,117
*	Immunicon Corp.	43,663	138,412
*	ImmunoGen, Inc.	116,853	534,018
* #	Immunomedics, Inc.	164,100	472,608
*	IMPATH Bankruptcy Liquidating Trust	21,600	43,200
*	IMPATH, Inc.	21,600	0
* #	Impax Laboratories, Inc.	147,344	1,650,253
* #	Implant Sciences Corp.	31,300	130,834
*	Incyte Corp.	217,505	1,278,929
*	Indevus Pharmaceuticals, Inc.	132,094	797,848
* #	Inhibitex, Inc.	32,100	260,652
*	Innovative Clinical Solutions, Ltd.	568	2
* #	Inovio Biomedical Corp.	15,100	45,602
* #	Insite Vision, Inc.	18,000	26,640
* #	Insmed, Inc.	152,418	376,472
*	Inspire Pharmaceuticals, Inc.	110,169	556,353
* #	Integra LifeSciences Holdings	80,055	3,189,391
*	IntegraMed America, Inc.	14,246	157,133
* #	Intermagnetics General Corp.	118,263	3,479,297
* #	InterMune, Inc.	91,500	1,743,990
* #	Interpharm Holdings, Inc.	55,800	88,164
*	IntraBiotics Pharmaceuticals, Inc.	18,700	63,580
*	IntraLase Corp.	13,400	248,302
* #	Introgen Therapeutics, Inc.	88,423	524,348
	Invacare Corp.	79,800	2,498,538
*	Inverness Medical Innovations, Inc.	7,261	192,344
*	Iomed, Inc.	17,400	53,940
*	Iridex Corp.	20,949	172,829
*	IRIS International, Inc.	47,824	1,087,040
*	Isis Pharmaceuticals, Inc.	202,213	1,625,793
* #	Isolagen, Inc.	78,000	172,380
* #	Ista Pharmaceuticals, Inc.	66,545	407,255
* #	I-Trax, Inc.	86,000	288,960
*	IVAX Diagnostics, Inc.	16,600	55,112
*	iVow, Inc.	650	3,692
*	Kendle International, Inc.	39,303	1,247,870
*	Kensey Nash Corp.	29,054	711,242
*	Keryx Biopharmaceuticals, Inc.	105,550	1,800,683
	Kewaunee Scientific Corp.	2,037	18,802
* #	Kindred Healthcare, Inc.	100,578	2,174,496
*	Kosan Biosciences, Inc.	88,206	433,091
*	K-V Pharmaceutical Co. Class A	101,450	2,330,306
*	K-V Pharmaceutical Co. Class B	20,275	464,095
*	Kyphon, Inc.	69,742	2,490,487
*	La Jolla Pharmaceutical Co.	4,300	23,220
*	Lannet Co., Inc.	67,530	526,734
* #	Large Scale Biology Corp.	2,020	727
* #	Laserscope, Inc.	57,750	1,262,992
	LCA-Vision, Inc.	57,825	2,521,170
*	Lectec Corp.	3,500	1,715
*	Lexicon Genetics, Inc.	166,718	683,544
*	Lifecell Corp.	91,600	2,020,696
*	Lifecore Biomedical, Inc.	36,830	481,736

35

*	Lifeline Systems, Inc.	37,546	1,790,193
* #	Ligand Pharmaceuticals, Inc. Class B	186,300	2,319,435
* #	Lipid Sciences, Inc.	67,308	177,693
*	Luminex Corp.	88,543	1,239,602
*	Magellan Health Services, Inc.	98,407	3,758,163
* #	Mannkind Corp.	140,677	2,432,305
* #	Martek Biosciences Corp.	85,520	2,914,522
*	Matria Healthcare, Inc.	58,039	2,511,348
*	Matritech, Inc.	29,500	23,600
*	Matrixx Initiatives, Inc.	26,875	691,762
*	Maxygen, Inc.	93,252	725,501
*	Medarex, Inc.	300,662	4,437,771
*	MedCath Corp.	47,549	1,089,823
* #	Med-Design Corp.	14,751	8,851
*	Medical Action Industries, Inc.	29,239	692,380
*	Medical Staffing Network Holdings, Inc.	78,100	401,434
*	MEDTOX Scientific, Inc.	8,945	74,691
*	Memory Pharmaceuticals Corp.	29,300	70,613
*	Memry Corp.	74,900	164,780
*	Merge Technologies, Inc.	64,244	1,241,837
	Meridian Bioscience, Inc.	72,956	1,626,189
*	Merit Medical Systems, Inc.	73,876	1,052,733
*	Metabasis Therapeutics, Inc.	11,500	106,375
*	Metropolitan Health Networks, Inc.	127,600	274,340
*	MGI Pharma, Inc.	12,397	218,559
* #	MicroIslet, Inc.	22,600	43,392
*	Microtek Medical Holdings, Inc.	121,516	427,736
*	Milestone Scientific, Inc.	17,500	18,200
*	Miravant Medical Technologies	1,800	216
*	Molecular Devices Corp.	46,187	1,470,132
*	Molina Healthcare, Inc.	77,700	2,207,457
* #	Momenta Pharmaceuticals, Inc.	76,647	1,827,264
*	Monogram Biosciences, Inc.	311,835	620,552
*	MTS Medication Technologies	500	3,295
* #	Myogen, Inc.	107,973	4,092,177
*	Myriad Genetics, Inc.	109,257	2,805,720
*	Nabi Biopharmaceuticals	153,950	632,734
* #	Nanogen, Inc.	120,410	303,433
*	Nastech Pharmaceutical Co., Inc.	57,833	1,213,336
*	National Dentex Corp.	5,150	103,000
	National Home Health Care Corp.	7,065	79,295
*	National Medical Health Card Systems, Inc.	13,300	402,325
	National Research Corp.	8,000	171,200
*	Natus Medical, Inc.	50,200	1,001,992
* #	Nektar Therapeutics	243,683	5,095,412
*	Neogen Corp.	24,514	556,468
*	Neopharm, Inc.	76,217	771,316
*	Neose Technologies, Inc.	65,901	215,496
*	Neurobiological Technologies, Inc.	2,700	10,395
*	Neurogen Corp.	96,807	652,479
*	Neurometric, Inc.	34,130	1,225,950
*	New Brunswick Scientific Co., Inc.	9,195	66,756
*	New River Pharmaceuticals, Inc.	101,658	3,108,702
* #	NitroMed, Inc.	58,278	684,766
*	NMT Medical, Inc.	34,799	828,216

36

*	North American Scientific, Inc.	38,550	88,283
* #	Northfield Laboratories, Inc.	74,885	784,046
*	NovaMed, Inc.	59,467	440,056
* #	Novavax, Inc.	137,471	797,332
*	Noven Pharmaceuticals, Inc.	63,708	960,080
*	Novoste Corp.	5,950	16,481
*	NPS Pharmaceuticals, Inc.	128,720	1,974,565
*	Nutraceutical International Corp.	31,706	455,615
* #	Nutrition 21, Inc.	500	625
*	NuVasive, Inc.	69,952	1,293,412
*	Nuvelo, Inc.	136,581	2,340,998
	NWH, Inc.	4,100	51,045
* #	OCA, Inc.	130,851	49,723
* #	Occulogix, Inc.	12,200	44,408
*	Odyssey Healthcare, Inc.	95,900	1,804,838
*	Omnicell, Inc.	73,476	849,383
* #	Onyx Pharmaceuticals, Inc.	114,300	3,257,550
*	Optical Sensors, Inc.	1,633	4,491
	Option Care, Inc.	91,750	1,286,335
*	OraSure Technologies, Inc.	127,450	1,213,324
*	Orchid Cellmark, Inc.	61,074	408,585
*	Orthologic Corp.	106,463	616,421
*	Oscient Pharmaceutical Corp.	193,192	390,248
*	Osteotech, Inc.	43,800	200,166
	Owens & Minor, Inc.	111,700	3,562,113
*	Oxigene, Inc.	67,850	263,937
* #	Pain Therapeutics, Inc.	129,822	1,400,779
* #	PainCare Holdings, Inc.	136,600	417,996
*	Palatin Technologies, Inc.	163,762	491,286
*	Palomar Medical Technologies, Inc.	47,494	1,517,433
*	Panacos Pharmaceuticals, Inc.	141,037	1,026,749
*	Par Pharmaceutical Companies, Inc.	95,900	2,852,066
*	Parexel International Corp.	74,562	1,910,278
*	Patient Infosystems, Inc.	733	916
*	PDI, Inc.	37,659	365,669
*	Pediatric Services of America, Inc.	18,080	230,158
*	Penwest Pharmaceuticals Co.	61,200	1,422,900
	Perrigo Co.	261,547	4,155,982
*	Per-Se Technologies, Inc.	115,613	2,920,384
*	Pharmacopia Drug Discovery, Inc.	25,650	123,890
*	Pharmacyclics, Inc.	54,401	258,405
*	Pharmanetics, Inc.	100	11
*	Pharmion Corp.	80,140	1,323,913
*	PhotoMedex, Inc.	126,944	283,085
*	Point Therapeutics, Inc.	660	2,145
	PolyMedica Corp.	69,949	2,828,738
*	Possis Medical, Inc.	46,554	435,280
*	Pozen, Inc.	81,167	1,410,682
*	PRAECIS Pharmaceuticals, Inc.	14,330	85,407
* #	Premier Laser Systems, Inc. Class A	3,400	2
*	Progenics Pharmaceuticals, Inc.	68,600	2,023,700
*	Providence Service Corp.	26,753	824,795
*	ProxyMed, Inc.	10,379	64,038
* #	PSS World Medical, Inc.	184,700	3,191,616
	Psychemedics Corp.	10,625	190,719

37

*	Psychiatric Solutions, Inc.	133,266	4,401,776
*	QuadraMed Corp.	37,706	65,986
*	Questcor Pharmaceuticals, Inc.	25,900	27,454
*	Quidel Corp.	99,435	1,117,649
* #	Quigley Corp.	24,006	282,071
*	Radiation Therapy Services, Inc.	63,900	1,814,121
*	Radiologix, Inc.	58,000	109,620
*	Regeneration Technologies, Inc.	80,140	589,029
*	Regeneron Pharmaceuticals, Inc.	153,637	2,515,038
*	RegeneRx Biopharmaceuticals, Inc.	8,600	27,090
*	RehabCare Group, Inc.	41,400	835,452
* #	Renovis, Inc.	81,000	1,754,460
*	Repligen Corp.	84,300	375,135
*	Res-Care, Inc.	74,530	1,363,154
*	Retractable Technologies, Inc.	9,800	39,004
*	Rigel Pharmaceuticals, Inc.	65,122	618,659
*	Rita Medical Systems, Inc.	113,021	422,699
*	Rochester Medical Corp.	8,600	96,664
*	Rural/Metro Corp.	13,600	117,232
*	Salix Pharmaceuticals, Ltd.	3,617	57,004
*	Sangamo BioSciences, Inc.	71,197	452,813
* #	Santarus, Inc.	123,336	923,787
*	Savient Pharmaceuticals, Inc.	74,300	384,131
*	Schick Technologies, Inc.	8,700	377,493
*	SciClone Pharmaceuticals, Inc.	126,569	297,437
*	Seattle Genetics, Inc.	118,665	626,551
*	Senesco Technologies, Inc.	27,100	43,089
*	Sequenom, Inc.	51,106	33,219
*	SeraCare Life Sciences, Inc.	33,389	374,291
*	Serologicals Corp.	91,822	2,221,174
* #	SFBC International, Inc.	47,818	1,128,505
* #	Sirna Therapeutics, Inc.	166,775	1,025,666
*	Sonic Innovations, Inc.	55,600	240,192
*	SonoSite, Inc.	44,145	1,781,692
*	Sonus Pharmaceuticals, Inc.	67,150	386,784
	Span-American Medical System, Inc.	2,600	35,074
*	Spectranetics Corp.	72,582	831,790
* #	Spectrum Pharmaceuticals, Inc.	45,908	245,608
*	SRI/Surgical Express, Inc.	8,500	52,020
*	Staar Surgical Co.	70,700	574,084
*	StemCells, Inc.	2,500	9,075
*	Stereotaxis, Inc.	22,000	291,060
	Stratagene Corp.	11,826	123,818
*	Strategic Diagnostics, Inc.	50,950	189,534
*	Sun Healthcare Group, Inc.	59,792	381,473
*	SunLink Health Systems, Inc.	1,048	10,270
*	Sunrise Senior Living, Inc.	119,830	4,249,172
*	SuperGen, Inc.	146,959	748,021
* #	SurModics, Inc.	50,092	1,941,566
* #	Sybron Dental Specialties, Inc.	96,600	3,695,916
*	Symbion, Inc.	60,001	1,414,824
*	Symmetry Medical, Inc.	93,300	1,933,176
*	Synovis Life Technologies, Inc.	33,200	313,408
*	Synthetech, Inc.	11,800	4,130
* #	Tanox, Inc.	125,570	2,395,876

38

*	Telik, Inc.	145,700	3,222,884
*	The Medicines Co.	129,292	2,636,264
*	Theragenics Corp.	86,500	292,370
*	Third Wave Technologies, Inc.	106,573	329,300
*	Thoratec Corp.	147,943	2,976,613
*	Threshold Pharmaceuticals, Inc.	15,600	234,780
*	Titan Pharmaceuticals, Inc.	81,500	281,990
*	TLC Vision Corp.	31,060	183,565
* #	Trestle Holdings, Inc.	450	101
* #	Trimeris, Inc.	65,078	816,078
*	TriPath Imaging, Inc.	99,752	645,395
*	Tripos, Inc.	10,420	32,823
*	TriZetto Group, Inc.	117,332	1,966,484
*	U.S. Physical Therapy, Inc.	33,498	644,837
* #	United Surgical Partners International, Inc.	110,557	3,886,079
*	United Therapeutics Corp.	59,658	3,677,319
*	Urologix, Inc.	37,442	140,408
	Utah Medical Products, Inc.	5,975	197,235
*	Varian, Inc.	88,499	3,531,110
* #	Vascular Solutions, Inc.	39,400	278,952
*	Vaxgen, Inc.	41,100	470,595
* #	Ventana Medical Systems, Inc.	97,542	3,537,848
*	Ventiv Health, Inc.	77,377	2,155,723
*	Viasys Healthcare, Inc.	94,000	2,742,920
*	Vical, Inc.	73,455	345,973
*	Virbac Corp.	21,300	91,590
*	ViroPharma, Inc.	192,274	3,720,502
*	Vision-Sciences, Inc.	5,000	9,300
*	VistaCare, Inc.	42,645	577,840
*	Vital Images, Inc.	35,292	1,171,694
	Vital Signs, Inc.	34,040	1,738,082
*	Vivus, Inc.	116,564	383,496
*	WellCare Health Plans, Inc.	3,100	120,745
	West Pharmaceutical Services, Inc.	90,900	2,935,161
*	Wright Medical Group, Inc.	88,826	1,717,007
*	Xenogen Corp.	200	806
	Young Innovations, Inc.	34	1,146
* #	Zevex International, Inc.	6,377	99,226
*	Zila, Inc.	128,529	480,698
*	Zoll Medical Corp.	26,162	686,753
*	Zymogenetics, Inc.	183,714	4,067,428
Total Health Care			470,341,130

Financials — (11.7%)
*	1st Constitution Bancorp	312	5,717
	1st Independence Financial Group, Inc.	2,900	53,695
	1st Source Corp.	57,231	1,525,206
#	21st Century Holding Co.	17,250	288,075
	21st Century Insurance Group	231,200	3,745,440
*	A. B. Watley Group, Inc.	9,400	169
	Abigail Adams National Bancorp, Inc.	363	4,955
	Access National Corp.	1,600	16,960
*	Accredited Home Lenders Holding Co.	61,356	3,270,888
*	ACE Cash Express, Inc.	40,232	990,914
	Advance America Cash Advance Centers, Inc.	32,400	450,684

39

	Advanta Corp. Class A	27,417	892,972
	Advanta Corp. Class B Non-Voting	54,342	1,905,774
*	Aether Holdings, Inc.	119,742	409,518
* #	Agility Capital, Inc.	500	3
	Alabama National Bancorporation	49,646	3,453,872
	Alfa Corp.	224,368	3,607,837
	Amcore Financial, Inc.	71,965	2,152,473
*	AMEN Properties, Inc.	1,975	10,932
	Ameriana Bancorp	2,812	35,726
* #	American Business Financial Services, Inc.	1,153	14
	American Equity Investment Life Holding Co.	153,800	2,059,382
*	American Independence Corp.	8,300	99,600
*	American Physicians Capital, Inc.	23,000	1,133,670
	American Physicians Services Group, Inc.	100	1,294
*	American West Bancorporation	29,400	743,820
	Ameris Bancorp	33,224	764,152
*	AmeriServe Financial, Inc.	49,266	223,668
	Anchor Bancorp Wisconsin, Inc.	58,517	1,781,843
*	Arch Capital Group, Ltd.	518	29,298
*	Argonaut Group, Inc.	87,922	3,210,911
	Arrow Financial Corp.	14,142	379,147
	ASB Financial Corp.	900	18,225
*	Asset Acceptance Capital Corp.	16,443	328,696
	ASTA Funding, Inc.	38,100	1,326,642
*	Atlantic American Corp.	20,440	52,940
	Atlantic Coast Federal Corp.	3,297	47,971
	Atlantic Liberty Financial Corp.	1,700	39,763
	Baldwin & Lyons, Inc. Class B	28,025	693,619
*	Bancinsurance Corp.	5,700	27,930
	Bancorp Rhode Island, Inc.	2,100	71,925
*	Bancshares of Florida, Inc.	14,628	321,816
	Bank of Commerce Holdings	400	3,986
	Bank of Granite Corp.	20,922	410,071
	Bank of the Ozarks, Inc.	46,600	1,657,096
	BankAtlantic Bancorp, Inc. Class A	150,685	2,056,850
	BankUnited Financial Corp. Class A	100,175	2,798,889
	Banner Corp.	32,451	1,038,432
	Bar Harbor Bankshares	300	8,400
	Bay View Capital Corp.	16,655	284,967
	Berkshire Hills Bancorp, Inc.	2,500	82,625
	Beverly Hills Bancorp, Inc.	54,137	561,942
*	BFC Financial Corp.	10,638	63,934
*	BNS Holding, Inc. Class A	4,020	23,115
	Boston Private Financial Holdings, Inc.	96,300	2,947,743
	Bristol West Holdings, Inc.	84,000	1,557,360
	Brooke Corp.	10,500	118,231
	Brookline Bancorp, Inc.	169,619	2,545,981
	Bryn Mawr Bank Corp.	1,600	34,752
	BWC Financial Corp.	2,000	70,180
	C&F Financial Corp.	300	11,908
	California First National Bancorp	10,600	143,100
	Camco Financial Corp.	8,051	113,600
	Camden National Corp.	900	30,042
	Capital Bank Corp.	1,600	24,896
	Capital City Bank Group, Inc.	1,700	59,364

40

	Capital Corp. of the West	28,919	972,835
*	Capital Crossing Bank	12,900	413,961
	Capital Southwest Corp.	300	28,905
	Capital Title Group, Inc.	43,019	270,590
	Capitol Bancorp, Ltd.	27,264	1,181,622
	Cardinal Financial Corp.	68,190	838,737
	Cash America International, Inc.	81,900	2,194,920
*	Cash Systems, Inc.	10,000	71,500
	Cavalry Bancorp, Inc.	500	12,505
	Center Bancorp, Inc.	6,366	71,999
	Center Financial Corp.	42,838	992,556
	Centerstate Banks of Florida, Inc.	2,600	99,294
	Central Bancorp, Inc.	1,600	45,600
	Central Pacific Financial Corp.	85,200	3,152,400
	Central Virginia Bankshares, Inc.	2,402	66,776
	Century Bancorp, Inc. Class A	1,000	28,030
*	Ceres Group, Inc.	93,868	507,826
	CFS Bancorp, Inc.	26,520	389,314
	Charter Financial Corp.	22,111	840,218
	Chemical Financial Corp.	70,173	2,258,869
	Chittenden Corp.	131,153	3,775,895
	Citizens Banking Corp.	117,562	3,113,042
	Citizens First Bancorp, Inc.	22,777	655,522
	Citizens South Banking Corp.	16,729	209,112
* #	Citizens, Inc.	109,554	582,827
	City Holding Co.	50,642	1,843,875
	Clark, Inc.	49,924	527,197
*	CNA Surety Corp.	120,218	2,089,389
	CNB Financial Corp.	1,200	16,920
	CoBiz, Inc.	15,132	288,265
	Cohen & Steers, Inc.	25,800	579,726
	Colony Bankcorp, Inc.	102	2,499
	Columbia Banking System, Inc.	44,287	1,484,943
	Commercial Bancshares, Inc.	8,140	289,865
	Commercial Capital Bancorp, Inc.	33,525	480,413
	Commercial National Financial Corp.	3,100	55,211
	Community Bancorp, Inc.	1,023	35,703
	Community Bank System, Inc.	83,800	1,815,946
	Community Banks, Inc.	5,893	164,120
	Community Bankshares, Inc.	210	3,276
	Community Central Bank Corp.	1,600	19,126
	Community Trust Bancorp, Inc.	20,504	650,387
	Community West Bancshares	5,400	76,653
* #	CompuCredit Corp.	23,025	870,345
	Consolidated-Tokoma Land Co.	6,000	390,000
*	Consumer Portfolio Services, Inc.	7,175	48,790
	Cooperative Bankshares, Inc.	2,100	45,297
#	Corus Bankshares, Inc.	72,744	4,368,277
*	Cowlitz Bancorporation	600	8,502
	Crawford & Co. Class A	26,400	159,192
	Crawford & Co. Class B	24,500	148,470
*	Credit Acceptance Corp.	92,799	2,193,768
	CVB Financial Corp.	214,046	3,576,709
*	Dearborn Bancorp, Inc.	5	116
	Delphi Financial Group, Inc. Class A	73,250	3,814,860

41

	Delta Financial Corp.	57,100	523,036
	Dime Community Bancshares	105,200	1,439,136
*	Dollar Financial Corp.	8,400	118,860
	Donegal Group, Inc. Class A	39,070	955,261
	Donegal Group, Inc. Class B	3,810	86,658
	EMC Insurance Group, Inc.	27,460	673,319
*	Encore Capital Group, Inc.	65,700	1,132,668
*	Epoch Holding Corp.	8,200	45,100
	ESB Financial Corp.	11,362	134,299
*	eSpeed, Inc.	81,900	680,589
*	EZCORP, Inc. Class A Non-Voting	10,500	227,115
	F.N.B. Corp.	158,220	2,609,048
	FBL Financial Group, Inc. Class A	77,400	2,648,628
	Federal Agriculture Mortgage Corporation	27,800	830,108
	Federal Trust Corp.	500	6,080
	Fidelity Bankshares, Inc.	70,248	2,243,019
	Fidelity Southern Corp.	8,900	157,975
	Financial Federal Corp.	73,800	2,061,234
*	Financial Industries Corp.	12,082	103,905
	Financial Institutions, Inc.	200	3,824
*	Firebrand Financial Group, Inc.	9,100	682
*	First Acceptance Corp.	132,900	1,628,025
	First Albany Companies, Inc.	36,588	211,113
	First Bancorp	26,414	587,183
	First Bancshares, Inc.	1	17
*	First Bank of Delaware	6,767	15,835
	First Busey Corp.	31,443	641,752
*	First Cash Financial Services, Inc.	87,362	1,521,846
	First Charter Corp.	86,110	2,110,556
	First Citizens BancShares, Inc.	1,300	243,308
	First Commonwealth Financial Corp.	197,051	2,664,130
	First Community Bancorp	51,400	3,069,608
	First Community Bancshares, Inc.	31,461	1,026,258
	First Defiance Financial Corp.	12,259	338,226
	First Federal Bancshares of Arkansas, Inc.	5,700	131,385
	First Federal Bankshares, Inc.	1,603	36,388
	First Financial Bancorp	120,053	2,030,096
	First Financial Bankshares, Inc.	27,763	1,015,571
	First Financial Corp.	18,387	527,707
	First Financial Holdings, Inc.	33,128	1,070,697
	First Franklin Corp.	300	4,770
	First Indiana Corp.	48,902	1,349,220
*	First Investors Financial Services Group, Inc.	5,300	39,485
	First Keystone Financial, Inc.	2,000	39,100
	First M&F Corp.	4,200	148,449
*	First Mariner Bancorp, Inc.	6,200	115,134
	First Merchants Corp.	51,529	1,327,387
	First Midwest Bancorp, Inc.	1,414	47,553
	First Mutual Bancshares, Inc.	6,535	165,924
	First Niagara Financial Group, Inc.	261,204	3,680,364
	First Oak Brook Bancshares, Inc.	12,250	329,647
	First PacTrust Bancorp, Inc.	8,000	233,520
	First Place Financial Corp.	42,258	1,009,544
	First Republic Bank	73,825	2,679,109
	First South Bancorp, Inc.	6,006	211,411

42

	First State Bancorporation	48,876	1,261,978
	First United Corp.	4,600	99,406
	Firstbank Corp.	7,230	169,658
	FirstBank NW Corp.	5,656	104,579
*	FirstCity Financial Corp.	29,400	345,156
*	FirstFed Financial Corp.	46,400	2,784,464
	Flag Financial Corp.	8,900	155,750
	Flagstar Bancorp, Inc.	162,300	2,507,535
	Flushing Financial Corp.	54,521	903,958
	FMS Financial Corp.	4,800	92,400
#	FNB Corp. NC	3,640	75,421
	FNB Financial Services Corp.	3,181	50,737
	Foothill Independent Bancorp	11,582	306,344
*	FPIC Insurance Group, Inc.	29,046	1,020,676
*	Franklin Bank Corp.	65,457	1,116,696
	Frontier Financial Corp.	79,609	2,565,002
	GAMCO Investors, Inc.	18,200	818,818
	Gateway Financial Holdings, Inc.	25,965	439,587
	GB&T Bancshares, Inc.	14,118	294,360
	Glacier Bancorp, Inc.	89,871	2,834,531
	Gold Banc Corporation, Inc.	88,981	1,627,462
	Great American Financial Resources, Inc.	57,300	1,133,394
	Great Southern Bancorp, Inc.	17,650	497,200
#	Greater Bay Bancorp	141,312	3,801,293
	Greater Community Bancorp	4,717	70,944
	Greene County Bancshares, Inc.	27,322	786,874
#	Greenhill & Co., Inc.	21,200	1,384,360
*	Greenville First Bancshares, Inc.	300	7,182
*	Grubb & Ellis Co.	14,500	166,677
	Guaranty Bancshares, Inc.	2,900	61,625
	Guaranty Federal Bancshares, Inc.	3,600	102,096
	Hancock Holding Co.	90,529	4,042,120
	Hanmi Financial Corp.	136,243	2,445,562
	Harbor Florida Bancshares, Inc.	67,191	2,553,930
	Harleysville Group, Inc.	85,476	2,250,583
	Harleysville National Corp.	74,075	1,640,761
	Heartland Financial USA, Inc.	6,245	134,892
	Heritage Commerce Corp.	33,066	759,526
	Heritage Financial Corp.	8,075	218,025
	HF Financial Corp.	4,730	90,106
	Hilb Rogal Hamilton Co.	100,300	3,876,595
	HMN Financial, Inc.	4,600	148,350
	Home Federal Bancorp	4,761	121,405
	HopFed Bancorp, Inc.	2,100	33,598
	Horace Mann Educators Corp.	120,338	2,244,304
	Horizon Financial Corp.	26,974	654,659
	IBERIABANK Corp.	26,716	1,543,116
	IBT Bancorp, Inc.	2,200	82,874
	Independence Holding Co.	5,350	119,037
	Independent Bank Corp. MA	43,123	1,306,627
	Independent Bank Corp. MI	61,538	1,659,680
	Infinity Property & Casualty Corp.	57,946	2,298,138
	Integra Bank Corp.	48,038	1,037,140
	Interchange Financial Services Corp.	52,954	1,007,715
*	Investment Technology Group, Inc.	110,100	5,007,348

43

*	Investors Capital Holdings, Ltd.	100	270
	Investors Title Co.	1,400	60,516
	Irwin Financial Corp.	79,200	1,587,168
*	ITLA Capital Corp.	14,000	647,920
*	Kennedy-Wilson, Inc.	8,600	131,150
	KNBT Bancorp, Inc.	34,984	553,447
*	Knight Capital Group, Inc.	286,723	3,609,843
* #	LaBranche & Co., Inc.	112,200	1,587,630
*	Ladenburg Thalmann Financial Services, Inc.	25,269	16,678
	Lakeland Bancorp, Inc.	15,717	244,871
	LandAmerica Financial Group, Inc.	49,100	3,274,970
	Leesport Financial Corp.	2,751	68,775
	Lincoln Bancorp	1,200	20,983
	LNB Bancorp, Inc.	2,559	49,389
	Longview Fibre Co.	145,800	2,743,956
	LSB Bancshares, Inc.	5,201	93,618
	LSB Corp.	4,200	73,537
	Macatawa Bank Corp.	23,455	857,280
	MAF Bancorp, Inc.	92,023	3,944,106
	Main Street Banks, Inc.	56,032	1,447,867
*	MarketAxess Holdings, Inc.	4,900	64,435
*	Marlin Business Services, Inc.	32,833	755,159
	MASSBANK Corp.	6,800	224,400
*	Mays (J.W.), Inc.	200	3,652
	MB Financial, Inc.	79,966	2,939,550
	MBT Financial Corp.	44,725	751,380
	MCG Capital Corp.	135,034	2,066,020
*	Meadowbrook Insurance Group, Inc.	80,400	532,248
	Medallion Financial Corp.	48,022	582,987
	Mercantile Bank Corp.	7,544	292,934
*	Mercer Insurance Group, Inc.	1,600	29,760
	Merchants Bancshares, Inc.	9,550	232,447
	Merchants Group, Inc.	1,300	38,740
	Meta Financial Group, Inc.	2,300	48,300
	MetroCorp Bancshares, Inc.	6,800	168,980
	MFB Corp.	1,300	40,066
	MicroFinancial, Inc.	19,600	71,540
	Midland Co.	10,890	366,666
	Mid-State Bancshares	63,103	1,815,473
	Midwest Banc Holdings, Inc.	61,120	1,570,784
	MidWestOne Financial Group, Inc.	196	3,706
	Monroe Bancorp	200	3,132
	Municipal Mortgage & Equity, L.L.C.	106,800	2,895,348
	MutualFirst Financial, Inc.	2,484	53,654
	Nara Bancorp, Inc.	58,811	1,027,428
	National Penn Bancshares, Inc.	130,387	2,727,696
	National Western Life Insurance Co. Class A	1,000	223,060
*	Navigators Group, Inc.	46,484	2,180,100
	NBC Capital Corp.	200	4,902
	NBT Bancorp, Inc.	90,399	2,068,329
	NetBank, Inc.	55,733	415,211
	New Hampshire Thrift Bancshares, Inc.	619	9,347
	NewMil Bancorp, Inc.	5,301	161,415
*	Newtek Business Services, Inc.	86,488	160,003
*	North Bay Bancorp	508	14,986

44

	North Central Bancshares, Inc.	1,700	65,110
	North Valley Bancorp	300	5,280
	Northeast Bancorp	900	20,160
	Northrim BanCorp, Inc.	5,968	138,765
	Northway Financial, Inc.	2,500	93,000
	Northwest Bancorp, Inc.	140,005	3,180,914
	NYMAGIC, Inc.	11,300	284,760
	Oak Hill Financial, Inc.	5,300	166,950
	OceanFirst Financial Corp.	35,480	840,876
*	Ocwen Financial Corp.	176,734	1,735,528
	Ohio Casualty Corp.	134,503	4,117,137
	Ohio Valley Banc Corp.	1,800	45,270
	Old National Bancorp	189,700	4,031,125
	Old Second Bancorp, Inc.	4,333	138,309
	Omega Financial Corp.	16,867	548,515
	PAB Bankshares, Inc.	2,300	47,932
	Pacific Capital Bancorp	120,147	4,292,852
	Pacific Continental Corp.	1,118	19,118
*	Pacific Mercantile Bancorp	28,520	520,490
*	Pacific Premier Bancorp, Inc.	5,000	60,000
	Pamrapo Bancorp, Inc.	6,700	135,314
	Park Bancorp, Inc.	1,200	39,798
	Parkvale Financial Corp.	5,600	156,352
	Partners Trust Financial Group, Inc.	123,389	1,453,522
	PAULA Financial	6,000	11,700
*	Pelican Financial, Inc.	300	1,689
*	Penn Treaty American Corp.	53,900	560,560
	Pennfed Financial Services, Inc.	15,100	280,558
	Penns Woods Bancorp, Inc.	924	35,565
*	Pennsylvania Commerce Bancorp, Inc.	875	27,125
	Peoples Bancorp of North Carolina	700	16,674
	Peoples Bancorp, Inc. IN	400	8,600
	Peoples Bancorp, Inc. OH	28,518	840,140
	PFF Bancorp, Inc.	68,100	2,140,383
	Pinnacle Bancshares, Inc.	35	483
*	Pinnacle Financial Partners, Inc.	22,160	586,354
*	Piper Jaffray Companies, Inc.	52,200	2,593,296
	Placer Sierra Bancshares	1,700	44,676
*	PMA Capital Corp. Class A	89,508	861,067
	Pocahontas Bancorp, Inc.	4,700	60,724
*	Portfolio Recovery Associates, Inc.	44,005	2,152,285
	Potlatch Corp.	75,800	2,762,152
*	Premier Financial Bancorp, Inc.	5,100	78,387
	Presidential Life Corp.	76,892	1,684,704
*	ProAssurance Corp.	78,450	4,023,700
	ProCentury Corp.	11,890	146,485
	Prosperity Bancshares, Inc.	77,925	2,248,915
	Provident Bankshares Corp.	92,193	3,353,059
	Provident Financial Holdings, Inc.	16,125	480,525
	Provident Financial Services, Inc.	190,453	3,542,426
	Provident New York Bancorp	120,547	1,436,920
*	PSB Bancorp, Inc.	4,900	61,985
	Pulaski Financial Corp.	23,800	389,130
	Rainier Pacific Financial Group, Inc.	15,366	239,710
	Renasant Corp.	7,553	260,352

45

	Republic Bancorp, Inc.	205,158	2,488,567
	Republic Bancorp, Inc. Class A	33,386	667,720
*	Republic First Bancorp, Inc.	9,803	138,222
*	Rewards Network, Inc.	73,300	576,871
	Riverview Bancorp, Inc.	8,600	218,440
	RLI Corp.	71,400	3,764,208
	Rome Bancorp, Inc.	12,800	150,400
	Royal Bancshares of Pennsylvania, Inc. Class A	4,506	109,270
*	RTW, Inc.	13,050	132,718
	Rurban Financial Corp.	790	10,096
	S&T Bancorp, Inc.	73,581	2,681,292
	Sanders Morris Harris Group, Inc.	55,739	890,709
	Sandy Spring Bancorp, Inc.	41,350	1,466,684
	SCBT Financial Corp.	200	7,000
*	SCPIE Holdings, Inc.	10,000	227,400
*	Seabright Insurance Holdings	15,000	249,150
	Seacoast Banking Corp. of Florida	47,853	1,289,160
	Security Bank Corp.	3,400	78,302
	Selective Insurance Group, Inc.	74,261	4,026,431
*	Siebert Financial Corp.	22,100	56,399
	Sierra Bancorp	3,870	96,827
	Simmons First National Corp. Class A	38,927	1,108,252
	Sound Federal Bancorp, Inc.	33,284	678,328
*	Southcoast Financial Corp.	3,292	80,983
	Southern Banc Co., Inc.	200	3,210
	Southern Community Financial Corp.	800	7,520
	Southside Bancshares, Inc.	1,399	28,134
	Southwest Bancorp, Inc.	39,276	859,752
*	Standard Management Corp.	7,400	5,772
	State Auto Financial Corp.	116,112	3,782,929
	State Bancorp, Inc.	400	6,348
	Sterling Bancorp	53,643	1,091,099
	Sterling Bancshares, Inc.	122,999	2,191,842
	Sterling Financial Corp.	93,905	2,717,611
	Sterling Financial Corp. (PA)	4,114	84,872
	Stewart Information Services Corp.	47,900	2,248,905
*	Stifel Financial Corp.	31,000	1,188,230
*	Stratus Properties, Inc.	7,642	178,097
	Suffolk Bancorp	24,788	850,476
	Summit Bancshares, Inc.	14,312	261,766
	Summit Bank Corp.	3,820	60,394
*	Sun American Bancorp	600	3,288
*	Sun Bancorp, Inc.	47,966	997,693
	Susquehanna Bancshares, Inc.	125,991	3,037,643
*	SVB Financial Group	67,458	3,439,683
	SWS Group, Inc.	33,418	814,397
	Synergy Financial Group, Inc.	1,800	24,048
	Taylor Capital Group, Inc.	6,557	247,527
	Team Financial, Inc.	2,000	28,250
	Teche Holding Co.	700	28,420
*	Tejon Ranch Co.	14,900	706,260
*	Texas Capital Bancshares, Inc.	11,500	248,170
	Texas Regional Bancshares, Inc. Class A	134,183	4,143,571
	Texas United Bancshares, Inc.	100	1,900
	TF Financial Corp.	2,600	74,100

46

*	The Banc Corp.	55,100	629,242
*	The Bancorp, Inc.	17,850	374,493
*	The Enstar Group, Inc.	411	32,748
*	The Intergroup Corp.	1,960	28,812
	The Phoenix Companies, Inc.	256,500	3,680,775
*	The Washtenaw Group, Inc.	1,500	135
	TIB Financial Corp.	516	15,975
	TierOne Corp.	49,012	1,617,396
	Timberland Bancorp, Inc.	3,800	101,460
	Tompkins County Trustco, Inc.	399	18,621
	Tower Financial Corp.	2,600	42,882
	Tower Group, Inc.	28,100	508,329
*	Tradestation Group, Inc.	121,587	1,930,802
* #	Trammell Crow Co.	97,200	3,157,056
* #	Trenwick Group, Ltd.	11,975	15
*	Triad Guaranty, Inc.	38,314	1,739,072
	Trico Bancshares	40,200	1,040,376
	TrustCo Bank Corp. NY	209,404	2,632,208
	UICI	113,600	4,167,984
	UMB Financial Corp.	60,165	4,069,561
	Umpqua Holdings Corp.	120,836	3,254,113
*	Unico American Corp.	12,300	117,465
	Union Bankshares Corp.	5,270	237,730
	Union Community Bancorp	3,300	88,638
*	United America Indemnity, Ltd.	23,343	531,053
	United Bankshares, Inc.	104,600	3,919,362
*	United Capital Corp.	4,700	126,759
	United Community Banks, Inc.	111,412	3,047,118
	United Community Financial Corp.	86,872	1,063,313
	United Financial Corp.	825	18,257
	United Fire & Casualty Co.	66,042	2,363,643
*	United PanAm Financial Corp.	27,352	735,769
	United Security Bancshares	3,700	147,926
	Unity Bancorp, Inc.	5,919	89,377
*	Universal American Financial Corp.	153,452	2,324,798
	Univest Corporation of Pennsylvania	2,427	59,389
	Unizan Financial Corp.	32,197	878,978
	USB Holding Co., Inc.	36,305	797,279
	Vail Banks, Inc.	1,300	20,150
*	Valley Bancorp	200	7,749
*	Vesta Insurance Group, Inc.	90,700	81,630
#	Vineyard National Bancorp Co.	11,400	342,000
*	Virginia Commerce Bancorp, Inc.	35,240	1,279,212
	Virginia Financial Group, Inc.	123	4,920
	Washington Banking Co.	7,540	141,300
	Washington Savings Bank, FSB	2,300	19,320
	Washington Trust Bancorp, Inc.	37,463	1,017,870
	Wayne Savings Bancshares, Inc.	1,800	27,018
	Wesbanco, Inc.	60,361	1,916,462
	West Bancorporation	45,668	849,425
	West Coast Bancorp	41,129	1,110,072
	Westamerica Bancorporation	13	705
	Westbank Corp.	7,340	114,357
*	Western Sierra Bancorp	4,275	183,953
	Westfield Financial, Inc.	200	4,952

47

	Westwood Holdings Group, Inc.	6,679	130,240
	Willow Grove Bancorp, Inc.	40,163	681,968
	Wilshire Bancorp, Inc.	78,850	1,517,862
*	Wilshire Enterprises, Inc.	7,307	61,087
	Wintrust Financial Corp.	67,019	3,530,561
*	World Acceptance Corp.	51,209	1,320,168
	WVS Financial Corp.	100	1,660
	Yardville National Bancorp	22,800	819,660
	Zenith National Insurance Corp.	27,000	1,390,500
Total Financials			422,785,675

Energy — (4.9%)
*	Abraxas Petroleum Corp.	122,000	694,180
	Adams Resources & Energy, Inc.	4,600	120,934
*	Allis-Chalmers Energy, Inc.	48,100	788,840
* #	American Oil & Gas, Inc.	93,100	372,400
*	Arena Resources, Inc.	37,900	1,106,680
* #	AstroPower, Inc.	5,058	0
*	Atlas America, Inc.	37,369	2,503,349
* #	ATP Oil & Gas Corp.	81,900	3,050,775
*	Atwood Oceanics, Inc.	41,500	3,742,470
	Barnwell Industries, Inc.	6,100	139,690
	Berry Petroleum Corp. Class A	59,200	3,998,960
*	Bolt Technology Corp.	15,200	184,224
* #	BPZ Energy, Inc.	544	1,964
*	Brigham Exploration Co.	126,713	1,085,930
*	Bristow Group, Inc.	61,000	1,821,460
*	Callon Petroleum Co.	53,962	954,048
	CARBO Ceramics, Inc.	67,450	3,692,887
*	Carrizo Oil & Gas, Inc.	67,896	1,581,298
	Castle Energy Corp.	18,900	424,305
	Cimarex Energy Co.	369	15,742
	CKX Lands, Inc.	1,900	19,000
*	Clayton Williams Energy, Inc.	30,276	1,316,098
*	Comstock Resources, Inc.	118,300	3,324,230
*	Contango Oil & Gas Co.	41,200	473,388
*	Dawson Geophysical Co.	21,000	560,070
* #	Delta Petroleum Corp.	133,918	2,612,740
*	Dril-Quip, Inc.	53,800	2,733,040
* #	Dune Energy, Inc.	20,000	65,800
*	Edge Petroleum Corp.	48,213	1,347,071
*	Encore Acquisition Co.	43,100	1,320,584
*	Endeavour International Corp.	208,700	642,796
*	Energy Partners, Ltd.	106,300	2,443,837
* #	FX Energy, Inc.	87,454	483,621
*	Gasco Energy, Inc.	236,495	1,350,386
* #	Giant Industries, Inc.	40,500	2,357,100
*	Goodrich Petroleum Corp.	69,400	1,678,092
* #	Grey Wolf, Inc.	539,300	3,742,742
* #	GSV, Inc.	1,800	261
	Gulf Island Fabrication, Inc.	34,377	781,389
*	Gulfmark Offshore, Inc.	56,914	1,560,582
*	Hanover Compressor Co.	272,100	4,157,688
*	Harvest Natural Resources, Inc.	103,700	934,337
* #	Horizon Offshore, Inc.	47,483	43,210

48

* #	Hornbeck Offshore Services, Inc.	75,900	2,440,944
* #	Houston Exploration Co.	22,797	1,318,578
*	Hydril Co.	51,444	3,464,239
*	Infinity, Inc.	37,811	325,175
* #	Input/Output, Inc.	223,100	1,686,636
*	KCS Energy, Inc.	140,800	3,322,880
*	Key Energy Group, Inc.	203,100	3,036,345
* #	KFX, Inc.	189,100	3,948,408
*	Lone Star Technologies, Inc.	79,000	3,926,300
	Lufkin Industries, Inc.	32,100	1,661,496
	Maritrans, Inc.	31,210	710,340
	MarkWest Hydrocarbon, Inc.	24,385	557,929
*	Matrix Service Co.	63,294	700,665
*	Maverick Tube Corp.	112,300	5,225,319
* #	McMoran Exploration Co.	69,064	1,221,742
*	Meridian Resource Corp.	237,600	1,007,424
*	Mexco Energy Corp.	300	2,850
*	Miller Petroleum, Inc.	569	660
*	Mitcham Industries, Inc.	25,000	418,750
*	NATCO Group, Inc. Class A	47,300	1,172,094
* #	Natural Gas Services Group	24,289	479,708
*	Newpark Resources, Inc.	247,300	1,844,858
*	NS Group, Inc.	63,000	2,569,770
*	Oceaneering International, Inc.	72,100	3,975,594
*	Oil States International, Inc.	125,931	4,348,397
*	OMNI Energy Services Corp.	41,800	173,470
	Panhandle Royalty Co.	1,200	23,064
*	Parallel Petroleum Corp.	97,000	1,649,970
*	Parker Drilling Co.	273,900	2,533,575
	Penn Virginia Corp.	52,100	3,222,385
*	Petrohawk Energy Corp.	205,926	2,600,845
*	Petroleum Development Corp.	41,733	1,794,936
*	Pioneer Drilling Co.	1,500	21,585
*	Remington Oil & Gas Corp.	77,600	3,251,440
*	Rentech, Inc.	317,900	1,236,631
	Resource America, Inc.	52,253	857,994
*	Royale Energy, Inc.	6,531	39,970
	RPC, Inc.	161,100	3,413,709
*	SEACOR Holdings, Inc.	59,607	4,349,523
	St. Mary Land & Exploration Co.	101,400	3,892,746
*	Stone Energy Corp.	72,763	3,012,388
*	Swift Energy Corp.	77,500	3,003,900
* #	Syntroleum Corp.	148,826	1,312,645
*	T-3 Energy Services, Inc.	1,250	17,737
*	Tengasco, Inc.	217	165
* #	Teton Energy Corp.	29,700	207,306
*	TETRA Technologies, Inc.	97,200	3,654,720
*	TGC Industries, Inc.	38,300	335,125
*	Torch Offshore, Inc.	30	1
* #	Toreador Resources Corp.	8,100	242,757
* #	Transmeridian Exploration, Inc.	260,700	1,472,955
*	TransMontaigne, Inc.	131,200	989,248
* #	Tri-Valley Corp.	60,900	501,816
*	U.S. Energy Corp. Wyoming	11,100	60,384
*	Universal Compression Holdings, Inc.	83,949	3,672,769

49

	USEC, Inc.	217,331	2,703,598
*	VAALCO Energy, Inc.	159,300	1,043,415
*	Veritas DGC, Inc.	97,100	4,090,823
*	Warren Resources, Inc.	122,800	1,796,564
*	Westmoreland Coal Co.	22,500	547,200
*	W-H Energy Services, Inc.	79,900	3,156,050
*	Whiting Petroleum Corp.	94,160	3,822,896
	World Fuel Services Corp.	76,600	2,320,980
Total Energy			176,622,584

Materials — (4.5%)
*	AEP Industries, Inc.	24,410	657,117
*	AK Steel Holding Corp.	318,400	3,534,240
	Albemarle Corp.	72,581	3,081,063
*	Aleris International, Inc.	90,284	3,866,864
	AMCOL International Corp.	86,300	2,382,743
*	American Pacific Corp.	7,000	40,110
#	American Vanguard Corp.	36,942	1,060,605
	Arch Chemicals, Inc.	68,622	1,936,513
	Atlantis Plastics, Inc.	4,300	38,270
*	Badger Paper Mills, Inc.	1,000	140
	Bairnco Corp.	7,100	68,515
	Balchem Corp.	29,125	625,314
*	Brush Engineered Materials, Inc.	53,600	933,176
*	Buckeye Technologies, Inc.	97,883	862,349
	Calgon Carbon Corp.	111,000	863,580
*	Canyon Resources Corp.	61,900	50,758
*	Caraustar Industries, Inc.	75,366	766,472
	Carpenter Technology Corp.	62,600	5,232,734
	Castle (A.M.) & Co.	43,837	1,241,464
*	Century Aluminum Co.	90,090	3,206,303
*	CFC International, Inc.	3,750	61,988
*	Chaparral Steel Co.	57,200	2,620,332
#	Chemtura Corp.	681	7,545
	Chesapeake Corp.	51,602	680,630
* #	Coeur d’Alene Mines Corp.	699,600	3,875,784
	Commercial Metals Co.	11,500	520,835
	Compass Minerals International, Inc.	88,800	2,215,560
*	Constar International, Inc.	35,202	124,932
*	Continental Materials Corp.	300	8,400
*	Core Molding Technologies, Inc.	23,400	186,264
	CPAC, Inc.	6,620	26,877
	Deltic Timber Corp.	34,471	1,801,454
*	Detrex Corp.	500	3,100
*	Devcon International Corp.	3,500	30,660
	Eagle Materials, Inc. Class B	62,400	3,350,256
#	Empire Resources, Inc.	27,000	572,940
*	Environmental Technologies Corp.	3,700	0
	Ferro Corp.	117,300	2,355,384
#	Flamemaster Corp.	189	888
	Friedman Industries, Inc.	12,158	92,887
	Georgia Gulf Corp.	95,500	2,740,850
	Gibraltar Industries, Inc.	81,804	2,086,820
	Glatfelter (P.H.) Co.	115,000	1,890,600
*	Graphic Packaging Corp.	337,500	877,500

50

	Greif, Inc. Class A	32,300	1,870,493
	H.B. Fuller Co.	81,509	3,309,265
	Hawkins, Inc.	15,600	217,620
* #	Headwaters, Inc.	112,800	4,187,136
*	Hecla Mining Co.	332,000	1,653,360
*	Hercules, Inc.	238,300	2,823,855
*	ICO, Inc.	13,920	57,490
*	Impreso, Inc.	5,200	8,944
*	Keystone Consolidated Industries, Inc.	2,100	55
	Kronos Worldwide, Inc.	688	20,021
*	Landec Corp.	69,590	504,528
*	Lesco, Inc.	24,500	398,123
* #	Liquidmetal Technologies, Inc.	68,495	100,003
	MacDermid, Inc.	85,600	2,518,352
*	Material Sciences Corp.	38,300	498,283
*	Maxxam, Inc.	9,742	314,180
	Metal Management, Inc.	70,500	1,988,805
#	Minerals Technologies, Inc.	54,000	2,890,620
* #	Mines Management, Inc.	34,700	265,108
*	Mod-Pac Corp.	7,727	85,306
	Myers Industries, Inc.	97,319	1,557,104
* #	Nanophase Technologies Corp.	46,498	328,741
	Nevada Chemicals, Inc.	2,600	20,800
*	NewMarket Corp.	47,800	1,647,666
	Niagara Corp.	8,000	140,000
#	NL Industries, Inc.	135,176	1,782,971
	NN, Inc.	44,275	546,354
*	Northern Technologies International Corp.	4,000	30,160
*	Northwest Pipe Co.	9,000	238,230
	Olin Corp.	200,852	4,219,901
	Olympic Steel, Inc.	26,500	698,540
*	OM Group, Inc.	71,500	1,516,515
*	Omnova Solutions, Inc.	115,500	701,085
*	Oregon Steel Mills, Inc.	99,800	3,780,424
	Packaging Dynamics Corp.	4,020	55,757
	Penford Corp.	7,500	119,063
*	Pioneer Companies, Inc.	32,300	972,876
*	PolyOne Corp.	257,400	2,247,102
	Pope & Talbot, Inc.	43,400	328,538
	Quaker Chemical Corp.	27,020	540,130
	Quanex Corp.	66,050	4,099,724
	Reliance Steel & Aluminum Co.	63,257	5,211,744
	Roanoke Electric Steel Corp.	10,129	283,106
	Rock of Ages Corp.	4,400	22,440
	Rock-Tenn Co. Class A	94,800	1,243,776
	Rotonics Manufacturing, Inc.	5,300	16,960
#	Royal Gold, Inc.	65,135	2,047,193
*	RTI International Metals, Inc.	64,500	2,712,225
	Ryerson Tull, Inc.	71,600	1,807,184
	Schnitzer Steel Industries, Inc. Class A	62,951	1,957,776
	Schulman (A.), Inc.	80,055	1,875,689
	Schweitzer-Maudoit International, Inc.	42,000	1,079,400
*	Senomyx, Inc.	68,898	1,120,281
	Sensient Technologies Corp.	131,200	2,351,104
	Silgan Holdings, Inc.	104,126	4,104,647

51

	Spartech Corp.	89,700	2,170,740
	Steel Dynamics, Inc.	112,758	5,186,868
	Steel Technologies, Inc.	34,450	950,476
	Stepan Co.	10,000	267,100
*	Stillwater Mining Co.	254,500	3,311,045
	Summa Industries, Inc.	5,310	41,153
*	Symyx Technologies, Inc.	92,600	2,685,400
*	Synalloy Corp.	6,000	78,000
*	Terra Industries, Inc.	243,200	1,724,288
#	Texas Industries, Inc.	63,200	3,833,712
* #	Titanium Metals Corp.	136,900	5,615,638
*	U.S. Aggregates, Inc.	1,600	4
*	U.S. Concrete, Inc.	103,200	1,293,096
*	UFP Technologies, Inc.	3,700	10,806
*	United States Lime & Minerals, Inc.	8,796	227,271
*	Universal Stainless & Alloy Products, Inc.	8,905	173,113
	Vulcan International Corp.	700	37,975
	Wausau-Mosinee Paper Corp.	138,136	1,795,768
*	Webco Industries, Inc.	600	44,550
	Wellman, Inc.	69,200	434,576
*	Williams Industries, Inc.	1,200	2,484
	Worthington Industries, Inc.	94,429	1,850,808
* #	Zoltek Companies, Inc.	55,800	963,108
Total Materials			164,395,548

Consumer Staples — (2.9%)
*	Advanced Nutraceuticals, Inc.	700	2,282
	Alico, Inc.	6,800	307,564
	Alliance One International, Inc.	220,216	979,961
#	American Italian Pasta Co.	45,800	199,230
	Andersons, Inc.	10,800	607,500
*	Atlantic Premium Brands, Ltd.	2,000	1,720
*	Boston Beer Co., Inc. Class A	26,600	711,018
*	Bridgford Foods Corp.	10,100	65,650
*	Cagle’s, Inc. Class A	2,000	13,340
	Calavo Growers, Inc.	25,243	249,653
	Cal-Maine Foods, Inc.	58,700	375,680
*	Carrington Laboratories, Inc.	20,799	94,594
	Casey’s General Stores, Inc.	140,910	3,696,069
	CCA Industries, Inc.	17,666	191,323
* #	Central European Distribution Corp.	66,427	2,783,956
*	Central Garden & Pet Co.	54,800	2,978,928
*	Chattem, Inc.	52,000	2,027,480
	Chiquita Brands International, Inc.	113,596	1,956,123
	Coca-Cola Bottling Co. Consolidated	5,900	266,857
	Corn Products International, Inc.	28,600	771,056
*	Cruzan International, Inc.	5,520	156,216
*	Cuisine Solutions, Inc.	37,600	375,624
*	Darling International, Inc.	180,400	790,152
	Delta & Pine Land Co.	100,600	2,546,186
*	Elizabeth Arden, Inc.	76,300	1,861,720
	Farmer Brothers Co.	22,400	487,200
*	Female Health Co.	9,000	14,850
#	Flowers Foods, Inc.	163,437	4,494,517
*	Foodarama Supermarkets, Inc.	1,100	57,750

52

*	Fresh Brands, Inc.	5,000	35,250
*	Galaxy Nutritional Foods, Inc.	11,100	11,655
* #	Gardenburger, Inc.	4,000	60
*	Genesee Corp. Class B	200	322
*	Glacier Water Services, Inc.	3,500	87,500
	Golden Enterprises, Inc.	11,430	34,301
* #	Great Atlantic & Pacific Tea Co., Inc.	114,900	3,706,674
*	Green Mountain Coffee, Inc.	20,101	824,342
*	Griffin Land & Nurseries, Inc. Class A	2,200	69,850
*	Hain Celestial Group, Inc.	104,195	2,431,911
*	Hines Horticulture, Inc.	21,300	79,023
*	IGI, Inc.	2,100	3,360
	Imperial Sugar Co. (New)	25,720	673,864
*	Imperial Sugar Co. (Old)	14,551	0
	Ingles Market, Inc. Class A	33,859	559,012
*	Integrated Biopharma, Inc.	34,400	206,400
	Inter Parfums, Inc.	56,636	991,130
* #	Interstate Bakeries Corp.	81,300	581,295
	J & J Snack Foods Corp.	51,320	1,742,314
*	Katy Industries, Inc.	10,099	36,154
	Lancaster Colony Corp.	95,085	3,816,712
	Lance, Inc.	83,500	1,815,290
* #	Lifeway Foods, Inc.	4,100	47,314
	Longs Drug Stores Corp.	95,000	3,645,150
#	Mannatech, Inc.	13,100	175,409
#	Marsh Supermarkets, Inc. Class A	1,600	13,930
#	Marsh Supermarkets, Inc. Class B	4,400	34,408
*	Maui Land & Pineapple Co., Inc.	14,200	537,896
* #	Medifast, Inc.	35,800	250,242
	MGP Ingredients, Inc.	44,955	599,250
*	Monterey Pasta Co.	31,100	121,601
	Nash Finch Co.	33,440	1,036,640
	National Beverage Corp.	54,300	469,152
*	Natrol, Inc.	11,900	26,180
*	Natural Alternatives International, Inc.	5,300	45,156
* #	Natural Health Trends Corp.	10,874	98,301
	Nature’s Sunshine Products, Inc.	40,784	692,104
* #	NBTY, Inc.	150,700	3,300,330
	Nu Skin Enterprises, Inc. Class A	121,200	2,191,296
	Oil-Dri Corp. of America	4,100	76,916
*	Omega Protein Corp.	62,000	389,980
*	Parlux Fragrances, Inc.	24,123	834,415
*	Pathmark Stores, Inc.	144,379	1,452,453
*	Peet’s Coffee & Tea, Inc.	39,257	1,175,355
* #	Performance Food Group Co.	123,587	3,629,750
*	Pizza Inn, Inc.	9,700	26,966
*	Playtex Products, Inc.	189,100	1,985,550
*	PriceSmart, Inc.	71,868	574,944
*	Pyramid Breweries, Inc.	6,500	15,730
	Ralcorp Holdings, Inc.	77,600	2,996,912
*	Redhook Ale Brewery, Inc.	12,400	43,226
	Reliv International, Inc.	41,822	551,214
* #	Revlon, Inc.	916,200	3,096,756
	Rocky Mountain Chocolate Factory, Inc.	8,221	126,521
	Ruddick Corp.	124,900	3,020,082

53

*	San Filippo (John B.) & Son, Inc.	19,393	283,138
	Sanderson Farms, Inc.	53,400	1,245,288
*	Scheid Vineyards, Inc.	2,200	13,750
*	Schiff Nutrition International, Inc.	10,200	54,162
	Seaboard Corp.	1,400	2,091,600
*	Seneca Foods Corp. Class A	200	3,930
*	Seneca Foods Corp. Class B	1,300	25,740
*	Smart & Final Food, Inc.	86,100	1,300,110
	Spartan Stores, Inc.	56,175	662,303
*	Spectrum Brands, Inc.	81,100	1,546,577
* #	Star Scientific, Inc.	190,495	508,622
	Stephan Co.	3,400	11,798
	Tasty Baking Co.	20,500	146,780
	The Topps Co., Inc.	105,448	852,020
*	Tofutti Brands, Inc.	9,185	27,279
*	United Natural Foods, Inc.	116,013	3,858,592
	United-Guardian, Inc.	6,700	72,695
	Universal Corp.	72,000	2,928,240
* #	USANA Health Services, Inc.	50,860	2,194,609
	Vector Group, Ltd.	139,470	2,595,537
*	Vermont Pure Holdings, Ltd.	16,800	29,904
	WD-40 Co.	46,789	1,428,468
	Weis Markets, Inc.	75,607	3,376,609
*	Wild Oats Markets, Inc.	78,369	1,406,724
* #	Winn-Dixie Stores, Inc.	323,000	117,895
Total Consumer Staples			106,834,117

Utilities — (2.1%)
	ALLETE, Inc.	87,200	4,069,624
	American States Water Co.	47,050	1,622,755
*	Aquila, Inc.	1,045,500	4,077,450
	Artesian Resources Corp. Class A	3,415	101,104
	Avista Corp.	136,000	2,665,600
	BIW, Ltd.	800	14,872
	Black Hills Corp.	88,759	3,068,399
	California Water Service Group	51,500	2,253,640
*	Calpine Corp.	1,630	367
	Cascade Natural Gas Corp.	31,900	625,240
	Central Vermont Public Service Corp.	34,400	736,504
	CH Energy Group, Inc.	44,100	2,165,310
	Chesapeake Utilities Corp.	15,100	455,567
#	Cleco Corp.	139,900	3,146,351
	Connecticut Water Services, Inc.	14,487	367,390
	Delta Natural Gas Co., Inc.	7,120	184,337
#	Duquesne Light Holdings, Inc.	218,300	3,787,505
*	Dynegy, Inc.	12,300	66,543
*	El Paso Electric Co.	134,400	2,748,480
#	Empire District Electric Co.	72,900	1,612,548
	Energy West, Inc.	3,800	35,682
	EnergySouth, Inc.	20,503	612,425
*	Environmental Power Corp.	26,400	240,240
	Florida Public Utilities Co.	5,849	83,056
	Green Mountain Power Corp.	14,100	397,620
	IDACORP, Inc.	118,500	3,903,390
	Laclede Group, Inc.	59,600	2,007,924

54

	Maine & Maritimes Corp.	1,600	27,840
	MGE Energy, Inc.	57,227	1,918,249
	Middlesex Water Co.	9,600	185,280
	New Jersey Resources Corp.	77,200	3,474,000
	Northwest Natural Gas Co.	77,100	2,639,904
	NorthWestern Corp.	58,599	1,900,366
	Otter Tail Corp.	82,160	2,559,284
	Peoples Energy Corp.	39,000	1,431,690
	Piedmont Natural Gas Co.	3,000	74,160
	PNM Resources, Inc.	92,939	2,300,240
	RGC Resources, Inc.	3,464	84,937
	SEMCO Energy, Inc.	87,600	490,560
*	Sierra Pacific Resources	183,500	2,613,040
	SJW Corp.	8,700	446,658
	South Jersey Industries, Inc.	79,728	2,280,221
*	Southern Union Co.	1	18
	Southwest Gas Corp.	109,500	3,122,940
	Southwest Water Co.	58,017	1,048,367
	UIL Holdings Corp.	41,200	2,111,500
	Unisource Energy Corp.	97,280	2,958,285
	Unitil Corp.	5,800	147,900
	WGL Holdings, Inc.	54,600	1,681,680
Total Utilities			74,547,042

Telecommunication Services — (1.1%)
*	@Road, Inc.	172,100	888,036
	Alaska Communications Systems Group, Inc.	118,711	1,316,505
*	Boston Communications Group, Inc.	44,700	75,096
* #	Broadwing Corp.	206,424	1,849,559
	Centennial Communications Corp.	292,382	2,219,179
*	Cincinnati Bell, Inc.	668,000	2,732,120
*	Cogent Communications Group, Inc.	105,535	754,575
	Commonwealth Telephone Enterprises, Inc.	59,100	1,907,748
*	Covista Communications, Inc.	2,900	3,553
	CT Communications, Inc.	52,060	689,274
	D&E Communications, Inc.	38,574	391,526
*	Dobson Communications Corp.	419,676	3,038,454
	FairPoint Communications, Inc.	6,500	91,455
*	General Communications, Inc. Class A	143,981	1,619,786
*	GoAmerica, Inc.	56	225
	Hector Communications Corp.	4,000	110,600
	Hickory Tech Corp.	15,500	123,690
*	IDT Corp.	44,778	529,724
* #	IDT Corp. Class B	202,800	2,411,292
*	LCC International, Inc. Class A	50,241	150,723
*	Lynch Interactive Corp.	28	59,220
* #	Metro One Telecommunications, Inc.	23,950	14,133
* #	Network Plus Corp.	14,500	16
	North Pittsburgh Systems, Inc.	42,006	854,402
*	Pac-West Telecomm, Inc.	21,200	20,140
*	Premiere Global Services, Inc.	193,537	1,588,939
*	Price Communications Corp.	147,170	2,465,098
* #	Primus Telecommunications Group, Inc.	147,357	128,201
*	Rural Cellular Corp. Class A	38,993	563,449
*	SBA Communications Corp.	223,013	5,015,562

55

*	Shared Technologies Cellular, Inc.	10,100	10
	Shenandoah Telecommunications Co.	200	8,714
*	SunCom Wireless Holdings, Inc.	182,300	309,910
	SureWest Communications	40,812	1,031,727
*	TALK America Holdings, Inc.	83,109	708,920
*	Time Warner Telecom, Inc.	144,187	1,821,082
*	UbiquiTel, Inc.	263,367	2,573,096
*	US LEC Corp.	79,720	169,006
	USA Mobility, Inc.	41,100	1,184,502
	Warwick Valley Telephone Co.	300	6,645
*	Wireless Facilities, Inc.	188,204	846,918
*	WQN, Inc.	1,500	2,490
*	Xeta Corp.	12,900	25,413
Total Telecommunication Services			40,300,713

Other — (0.0%)
* (R)	Big 4 Ranch, Inc.	3,200	0
*	Breed Technologies, Inc.	36,800	442
*	Bush Industries, Inc. Escrow Shares	700	16
*	Celebrity, Inc. Escrow Shares	1,300	0
*	Cygnus, Inc. Escrow Share	100	0
*	DLB Oil & Gas, Inc.	1,300	0
*	ePresence, Inc. Escrow Shares	25,100	3,263
* #	EquiMed, Inc. Nevis	2,250	0
*	Hoenig Group Escrow Shares	7,900	0
*	iGo Escrow Share	4,100	0
* (R)	Noel Group, Inc.	8,000	86
*	PDS Gaming Corp. Escrow Shares	1,100	1,650
*	Petrocorp, Inc. Escrow Shares	6,900	414
*	Starbiz Restrictive Shares	2	0
*	StorageNetworks, Inc. Escrow Shares	60,800	1,648
*	Swisher International, Inc.	700	4,760
Total Other			12,279

TOTAL COMMON STOCKS			3,188,072,025

RIGHTS/WARRANTS — (0.0%)
*	American Banknote Corp. Warrants Series 1 10/01/07	30	0
* (R)	American Banknote Corp. Warrants Series 2 10/01/07	30	0
* #	Angeion Corp. Warrants 10/31/07	215	0
*	CSF Holding, Inc. Litigation Rights	3,250	0
* (R)	Del Global Technologies Corp. Warrants 03/28/08	971	2,039
*	Imperial Credit Industries, Inc. Warrants 01/31/08	22	0
*	Optical Cable Corp. Warrants 10/24/07	2,823	0
* #	RCN Corp. Warrants 12/21/06	60	0
* #	Revlon, Inc. Rights 03/17/06	916,200	54,972
*	Tengasco, Inc. Warrants 09/12/08	683	0
*	Trump Entertainment Resorts, Inc. Warrants 05/23/06	2,635	9,223

TOTAL RIGHTS/WARRANTS			66,234

56

		Face Amount
		(000)

BONDS — (0.0%)
* (R)	Del Global Technologies Corp. Subordinated Promissory Note
	6.000%, 03/28/07	$2	0

TEMPORARY CASH INVESTMENTS — (11.9%)
	Repurchase Agreement, Merrill Lynch Triparty Repo 4.54%, 03/01/06 (Collateralized by $327,955,000 U.S. Treasury Note 4.625%, 02/29/08, valued at $327,289,246) to be repurchased at $320,911,203	320,871	320,870,738

	Repurchase Agreement, Merrill Lynch Triparty Repo 4.52%, 03/01/06 (Collaterlized by $100,900,000 U.S. Treasury Bond 4.50%, 02/15/36, valued at $100,314,388) to be repurchased at $98,357,690	98,345	98,345,342

	Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $12,528,000 FHLMC Notes 4.00%, 09/22/09, valued at $12,355,740) to be repurchased at $12,174,488	12,173	12,173,000
TOTAL TEMPORARY CASH INVESTMENTS			431,389,080

TOTAL INVESTMENTS - (100.0%)
(Cost $3,047,859,500)##			$3,619,527,339

57

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value ††

JAPAN — (17.9%)
COMMON STOCKS — (17.9%)
	Adenka Corp.	87,000	$1,388,726
	Aichi Bank, Ltd.	11,100	1,240,697
#	Aichi Steel Corp.	136,000	1,223,632
	Aioi Insurance Co., Ltd.	928,735	6,853,766
	Aisin Seiki Co., Ltd.	182,500	6,476,723
	Ajinomoto Co., Inc.	849,000	9,039,936
	Akita Bank, Ltd.	115,000	605,115
	Alpine Electronics, Inc.	36,800	508,059
	Alps Electric Co., Ltd.	166,000	2,595,676
	Amada Co., Ltd.	480,000	4,530,211
#	Anritsu Corp.	67,000	384,297
	Aoyama Trading Co., Ltd.	73,200	2,254,832
	Asahi Breweries, Ltd.	541,200	7,315,052
	Asatsu-Dk, Inc.	32,500	1,166,985
#	Autobacs Seven Co., Ltd.	37,500	1,882,936
	Awa Bank, Ltd.	246,600	1,570,583
	Bank of Iwate, Ltd.	19,600	1,278,626
	Bank of Kyoto, Ltd.	363,400	4,239,901
	Bank of Nagoya, Ltd.	213,000	1,500,478
#	Calsonic Kansei Corp.	190,000	1,314,848
	Canon Sales Co., Inc.	124,900	2,670,774
	Central Glass Co., Ltd.	235,000	1,324,740
	Chiba Bank, Ltd.	365,000	3,074,393
#	Chudenko Corp.	41,100	749,420
	Chugoku Bank, Ltd.	247,800	3,562,297
	Citizen Watch Co., Ltd.	462,000	4,127,301
#	Coca-Cola West Japan Co., Ltd.	58,400	1,399,322
	Comsys Holdings Corp.	105,000	1,459,853
	Cosmo Oil Co., Ltd.	764,000	3,884,341
	Dai Nippon Printing Co., Ltd.	1,125,000	19,883,641
	Daibiru Corp.	9,000	96,682
	Daicel Chemical Industries, Ltd.	485,000	3,903,664
#	Daio Paper Corp.	87,000	924,117
	Daishi Bank, Ltd.	381,000	1,885,569
	Daiwa House Industry Co., Ltd.	663,000	10,611,139
	Denso Corp.	22,500	820,809
#	Ebara Corp.	298,000	1,852,933
	Ezaki Glico Co., Ltd.	174,600	1,634,544
	Fuji Electric Holdings Co., Ltd.	525,780	2,458,093
	Fuji Fire & Marine Insurance Co., Ltd.	297,000	1,199,000
	Fuji Heavy Industries, Ltd.	820,000	4,443,319
	Fuji Oil Co., Ltd.	55,200	520,578
	Fuji Photo Film Co., Ltd.	868,000	27,776,287

1

	Fujikura, Ltd.	355,000	3,942,335
	Fukui Bank, Ltd.	343,000	1,266,230
	Fukuoka Bank, Ltd.	702,000	5,955,847
#	Fukuyama Transporting Co., Ltd.	266,000	1,116,901
	Futaba Corp.	16,000	428,411
#	Futaba Industrial Co., Ltd.	62,500	1,412,880
	Glory, Ltd.	83,700	1,879,713
	Gunma Bank, Ltd.	529,000	3,938,335
	Gunze, Ltd.	248,000	1,581,743
	Hachijuni Bank, Ltd.	695,000	5,363,345
	Hankyu Department Stores, Inc.	128,000	1,129,822
	Hankyu Holdings, Inc.	174,000	920,850
#	Heiwa Corp.	81,500	1,253,917
	Heiwado Co., Ltd.	43,000	853,846
	Higo Bank, Ltd.	308,000	2,516,919
	Hiroshima Bank, Ltd.	70,000	422,961
	Hitachi Cable, Ltd.	236,000	1,332,259
	Hitachi Kokusai Electric, Inc.	87,000	1,056,293
	Hitachi Maxell, Ltd.	96,000	1,561,629
	Hitachi Metals, Ltd.	70,000	741,000
	Hitachi Software Engineering Co., Ltd.	46,200	857,969
	Hitachi Transport System, Ltd.	111,000	1,055,841
	Hitachi, Ltd.	5,642,000	39,303,033
	Hokkoku Bank, Ltd.	351,000	1,621,886
	Hokuetsu Paper Mills, Ltd.	162,000	997,852
	House Foods Corp.	117,000	1,808,884
	Hyakugo Bank, Ltd.	266,000	1,786,481
	Hyakujishi Bank, Ltd.	329,000	2,113,887
*	Ishikawajima-Harima Heavy Industries Co., Ltd.	819,000	2,483,575
#	Itoham Foods, Inc.	132,000	515,470
	Iyo Bank, Ltd.	329,000	3,236,806
#	Japan Airport Terminal Co., Ltd.	68,300	620,179
	JS Group Corp.	357,500	6,977,450
	Juroku Bank, Ltd.	349,000	2,469,215
	Kadokawa Holdings, Inc.	15,200	525,309
	Kagoshima Bank, Ltd.	273,000	2,178,037
	Kamigumi Co., Ltd.	357,000	2,724,447
	Kandenko Co., Ltd.	129,000	929,029
	Kanto Auto Works, Ltd.	12,600	183,628
	Katokichi Co., Ltd.	117,100	805,439
#	Kawasaki Heavy Industries, Ltd.	910,000	3,117,195
	Keiyo Bank, Ltd.	212,000	1,440,690
	Kikkoman Corp.	259,000	2,537,699
	Kinden Corp.	185,000	1,749,006
	Kirin Brewery Co., Ltd.	1,399,000	18,411,113
#	Kissei Pharmaceutical Co., Ltd.	41,000	700,225
	Koito Manufacturing Co., Ltd.	35,000	434,310
	Kokuyo Co., Ltd.	107,300	1,598,830
	Komori Corp.	77,000	1,623,558
	Koyo Seiko Co.	41,040	777,398
	Kuraray Co., Ltd.	592,000	7,116,462
	Kyocera Corp.	286,400	25,313,720
#	KYORIN Pharmaceutical Co., Ltd.	74,000	952,204
	Kyowa Hakko Kogyo Co., Ltd.	425,000	3,225,135
	Lintec Corp.	32,000	779,861

2

	Mabuchi Motor Co., Ltd.	36,300	1,860,880
#	Maeda Corp.	196,000	1,214,652
	Makita Corp.	78,000	2,268,402
	Marubeni Corp.	603,000	2,990,684
	Marui Co., Ltd.	408,600	7,740,945
#	Maruichi Steel Tube, Ltd.	117,000	2,970,375
	Matsushita Electric Industrial Co., Ltd.	3,676,135	77,306,974
	Matsushita Electric Works, Ltd.	496,000	5,778,084
	Meiji Dairies Corp.	268,000	1,452,828
	Meiji Seika Kaisha, Ltd. Tokyo	326,000	1,669,371
	Millea Holdings, Inc.	2,591	52,743,180
	Mitsubishi Gas Chemical Co., Inc.	305,000	3,602,137
	Mitsubishi Heavy Industries, Ltd.	5,345,000	25,104,183
	Mitsubishi Logistics Corp.	106,000	1,653,448
#	Mitsubishi Materials Corp.	975,000	5,040,415
	Mitsui Chemicals, Inc.	948,800	7,599,307
	Mitsui Engineering and Shipbuilding Co., Ltd.	347,000	1,084,942
	Mitsui Sumitoma Insurance Co., Ltd.	2,160,000	28,487,149
#	Mitsumi Electric Co., Ltd.	45,800	564,741
#	Mori Seiki Co., Ltd.	69,900	1,289,540
#	Morinaga Milk Industry Co., Ltd.	160,000	555,964
	Musashino Bank, Ltd.	21,300	1,219,260
	Nagase & Co., Ltd.	162,000	2,069,946
	Nanto Bank, Ltd.	317,000	1,860,707
	NGK Insulators, Ltd.	118,000	1,594,770
	NGK Spark Plug Co., Ltd.	144,000	3,264,570
#	Nichicon Corp.	72,900	916,814
	Nichirei Corp.	180,000	825,804
#	Nifco, Inc.	37,000	808,879
#	Nihon Unisys, Ltd.	69,100	964,549
	Nikko Cordial Corp.	36,000	566,721
	Nippon Express Co., Ltd.	1,094,000	5,787,999
	Nippon Kayaku Co., Ltd.	128,000	1,064,966
#	Nippon Light Metal Co., Ltd.	632,000	1,768,998
	Nippon Meat Packers, Inc., Osaka	248,000	2,460,543
	Nippon Mitsubishi Oil Corp.	2,211,050	16,765,628
	Nippon Paint Co., Ltd.	295,000	1,380,283
	Nippon Paper Group, Inc.	1,411	6,520,709
	Nippon Sheet Glass Co., Ltd.	663,000	2,793,097
	Nippon Shokubai Co., Ltd.	163,000	1,853,833
	Nippon Suisan Kaisha, Ltd.	254,000	1,002,192
	Nippon Television Network Corp.	9,400	1,375,214
	Nipro Corp.	42,000	624,192
#	Nishimatsu Construction Co., Ltd.	364,000	1,544,163
	Nishi-Nippon Railroad Co., Ltd.	78,000	279,888
	Nissay Dowa General Insurance Co., Ltd.	383,000	2,871,034
	Nisshin Seifun Group, Inc.	260,500	2,644,039
	Nisshin Steel Co., Ltd.	1,174,000	3,916,961
	Nisshinbo Industries, Inc.	305,000	3,206,893
	Nissin Food Products Co., Ltd.	94,200	2,873,651
	NSK, Ltd.	319,000	2,444,923
	Obayashi Corp.	794,000	5,931,992
	Ogaki Kyoritsu Bank, Ltd.	297,000	1,600,143
	Oita Bank, Ltd.	147,000	1,123,047
	Oji Paper Co., Ltd.	1,199,000	8,287,358

3

	Okumura Corp.	311,000	1,679,537
	Ono Pharmaceutical Co., Ltd.	142,700	6,419,288
	Onward Kashiyama Co., Ltd.	125,000	2,117,952
	Oriental Land Co., Ltd.	73,200	4,315,971
#	PanaHome Corp.	106,000	823,515
	Pioneer Electronic Corp.	218,000	3,407,808
	Promise Co., Ltd.	60,500	3,650,962
	Q.P. Corp.	136,600	1,307,135
	Rengo Co., Ltd.	286,000	2,044,255
	Ricoh Co., Ltd., Tokyo	802,000	14,849,311
	Rinnai Corp.	50,200	1,467,364
	Ryosan Co., Ltd.	33,600	916,589
#	Sanwa Shutter Corp.	238,000	1,583,712
#	Sanyo Chemical Industries, Ltd.	54,000	480,729
# *	Sanyo Electric Co., Ltd.	1,981,000	4,798,851
	Sapporo Hokuyo Holdings, Inc.	408	4,401,824
#	Sapporo Holdings, Ltd.	41,000	213,016
#	Seiko Epson Corp.	162,400	3,882,506
	Seino Holdings Co., Ltd.	216,000	2,108,604
	Sekisui Chemical Co., Ltd.	689,000	5,560,820
	Sekisui House, Ltd.	942,000	14,324,051
	SFCG Co., Ltd.	8,010	1,677,384
	Shiga Bank, Ltd.	272,000	1,922,181
	Shikoku Bank, Ltd.	186,000	921,183
#	Shima Seiki Manufacturing Co., Ltd.	23,700	693,561
	Shimachu Co., Ltd.	59,100	1,738,977
	Shinko Securities Co., Ltd.	540,000	2,776,004
	Shizuoka Bank, Ltd.	861,000	8,441,158
	Sohgo Security Services Co.,Ltd.	101,300	1,650,603
	Sompo Japan Insurance, Inc.	1,491,000	21,654,657
	Sony Corp.	971,100	45,468,686
	Sumitomo Bakelite Co., Ltd.	105,000	894,883
	Sumitomo Corp.	471,000	6,363,025
	Sumitomo Electric Industries, Ltd.	899,000	13,509,293
	Sumitomo Forestry Co., Ltd.	158,000	1,604,765
	Sumitomo Metal Mining Co., Ltd.	33,000	437,118
	Sumitomo Osaka Cement Co., Ltd.	534,000	1,668,121
	Sumitomo Trust & Banking Co., Ltd.	695,000	7,046,310
	Sumitomo Warehouse Co., Ltd.	174,000	1,371,772
	Suzuken Co., Ltd.	99,700	2,963,877
	Suzuki Motor Corp.	476,000	9,452,149
	Taiheiyo Cement Corp.	1,209,800	5,205,655
	Taisho Pharmaceutical Co., Ltd.	217,000	4,593,402
	Taiyo Yuden Co., Ltd.	152,000	2,314,845
	Takara Standard Co., Ltd.	118,000	767,182
	Takashimaya Co., Ltd.	124,000	1,796,313
	Tanabe Seiyaku Co., Ltd.	273,000	3,014,533
	TDK Corp.	123,600	8,561,981
	Teijin, Ltd.	893,000	6,025,694
	Teikoku Oil Co., Ltd.	346,000	4,675,573
	The 77 Bank, Ltd.	464,000	3,496,194
	The Joyo Bank, Ltd.	1,034,000	6,631,199
	The Nisshin Oillio Group, Ltd.	147,000	1,129,091
	The San-in Godo Bank, Ltd.	267,000	2,656,795
	Toda Corp.	269,000	1,374,068

4

	Toho Bank, Ltd.	285,000	1,467,737
	Tokai Rubber Industries, Ltd.	6,000	92,613
	Tokai Tokyo Securities Co., Ltd.	155,000	1,008,286
	Tokyo Broadcasting System, Inc.	73,400	2,187,488
	Tokyo Dome Corp.	124,000	684,918
	Tokyo Steel Manufacturing Co., Ltd.	148,400	2,851,510
	Tokyo Style Co., Ltd.	133,000	1,523,032
	Tokyo Tatemono Co., Ltd.	143,000	1,383,117
	Toppan Forms Co., Ltd.	48,500	746,330
	Toppan Printing Co., Ltd.	841,000	10,743,648
	Toshiba TEC Corp.	181,000	932,512
	Toyo Ink Manufacturing Co., Ltd.	213,000	1,070,728
	Toyo Seikan Kaisha, Ltd.	287,600	4,959,331
	Toyo Suisan Kaisha, Ltd.	88,000	1,283,080
	Toyoda Gosei Co., Ltd.	57,300	1,222,475
	Toyota Auto Body Co., Ltd.	105,100	2,043,268
	TV Asahi Corp.	931	2,418,776
	UFJ NICOS Co., Ltd.	191,000	1,833,250
	UNY Co., Ltd.	218,000	3,316,205
#	Victor Co. of Japan, Ltd.	160,000	864,818
#	Wacoal Corp.	149,000	2,054,261
	Yamaguchi Bank, Ltd.	205,000	2,923,463
	Yamaha Corp.	250,100	4,297,468
	Yamanashi Chuo Bank, Ltd.	241,000	1,842,131
	Yamatake Corp.	47,700	1,138,540
	Yamato Kogyo Co., Ltd.	55,000	1,141,565
#	Yamazaki Baking Co., Ltd.	155,000	1,252,819
	Yodogawa Steel Works, Ltd.	176,000	1,074,670
	Yokohama Rubber Co., Ltd.	410,000	2,181,411
#	York-Benimaru Co., Ltd.	29,300	971,936

TOTAL — JAPAN			992,836,339

UNITED KINGDOM — (17.6%)
COMMON STOCKS — (17.6%)
	Amvescap P.L.C.	655,026	6,187,574
	Anglo America P.L.C.	2,904,256	108,191,753
	Arriva P.L.C.	231,050	2,441,459
	Associated British Foods P.L.C.	1,019,205	15,635,185
	Associated British Ports Holdings P.L.C.	378,800	4,104,941
	Aviva P.L.C.	2,630,567	36,396,865
	AWG P.L.C.	76,018	1,475,439
	BAA P.L.C.	1,792,377	25,147,028
	BAE Systems P.L.C.	4,091,396	30,116,962
	Barratt Developments P.L.C.	338,959	6,140,534
	BBA Group P.L.C.	698,015	3,277,475
	Bellway P.L.C.	38,000	780,707
	Bovis Homes Group P.L.C.	132,000	1,849,312
	Bradford & Bingley P.L.C.	568,636	4,664,252
*	British Airways P.L.C.	1,839,331	10,584,715
	British Land Co. P.L.C.	885,883	18,782,621
	Brixton P.L.C.	359,333	2,933,408
	Cable and Wireless P.L.C.	3,611,659	6,747,045
	Carnival P.L.C.	174,347	9,524,877

5

*	Colt Telecom Group P.L.C.	698,726	755,967
	Compass Group P.L.C.	1,241,519	4,725,874
	Corus Group P.L.C.	6,312,988	7,973,395
	Derwent Valley Holdings P.L.C.	49,351	1,483,573
	DSG International	2,312,861	6,974,462
*	Easyjet P.L.C.	294,025	1,909,029
	Friends Provident P.L.C.	2,672,412	9,689,257
	GKN P.L.C.	851,321	5,071,859
	Great Portland Estates P.L.C.	239,324	1,943,943
	Greene King P.L.C.	210,526	2,707,758
	Hammerson P.L.C.	468,800	9,370,461
	Hanson P.L.C.	1,215,181	14,834,830
	HBOS P.L.C.	1,806,129	33,635,888
*	Henderson Group P.L.C.	404,000	578,850
	Hilton Group P.L.C.	3,435,243	22,174,814
	InterContinental Hotels Group P.L.C.	949,666	14,596,765
	International Power P.L.C.	2,525,271	12,652,979
	ITV P.L.C.	6,357,283	12,090,940
	Johnston Press P.L.C.	140,518	1,152,764
	Kelda Group P.L.C.	161,510	2,255,513
	Kingfisher P.L.C.	2,829,717	11,318,092
	Land Securities Group P.L.C.	402,724	12,992,340
	Liberty International P.L.C.	469,345	9,123,294
	London Merchant Securities P.L.C.	358,862	1,761,031
	MFI Furniture Group P.L.C.	66,600	107,203
	Millennium and Copthorne Hotels P.L.C.	493,245	3,777,586
	Mitchells & Butlers P.L.C.	630,549	4,377,561
	Morrison (Wm.) Supermarkets P.L.C.	2,781,217	10,398,473
	Pearson P.L.C.	924,664	11,484,625
	Peninsular & Oriental Steam Navigation P.L.C.	1,151,857	10,424,373
	Pennon Group P.L.C.	54,820	1,343,614
	Persimmon P.L.C.	330,998	8,103,013
*	Premier Oil P.L.C.	119,812	1,756,820
	Resolution P.L.C.	278,864	3,256,797
	Rio Tinto P.L.C.	924	43,486
*	Rolls Royce Group P.L.C.	2,803,784	21,552,255
	Royal & Sun Alliance Insurance Group P.L.C.	5,108,945	11,649,251
	Royal Bank of Scotland Group P.L.C.	2,973,852	99,472,672
	Sabmiller P.L.C.	57,339	1,139,692
	Sainsbury (J.) P.L.C.	2,650,025	14,879,663
	Scottish & Newcastle P.L.C.	1,124,419	10,097,106
	Scottish Power P.L.C.	2,139,658	21,887,299
	Severn Trent P.L.C.	210,597	4,258,443
*	Shire P.L.C.	683,427	10,675,344
	Slough Estates P.L.C.	706,900	7,548,186
	Stanley Leisure P.L.C.	101,834	1,490,992
	Tate & Lyle P.L.C.	660,070	6,921,461
	Taylor Woodrow P.L.C.	998,309	7,276,056
*	The Berkeley Group Holdings P.L.C.	228,802	4,469,721
	Trinity Mirror P.L.C.	495,640	5,015,074
	United Utilities P.L.C.	265,595	3,180,187
	Vodafone Group P.L.C.	70,485,499	135,050,644
	Whitbread P.L.C.	459,897	8,539,057
	Wilson Bowden P.L.C.	105,900	2,769,868
	Wimpey (George) P.L.C.	477,721	4,631,687

6

	Wolverhampton & Dudley Breweries P.L.C.	107,366	2,299,006
	Woolworths Group P.L.C.	2,125,199	1,257,607
	WPP Group P.L.C.	1,459,435	16,949,129
	Xstrata P.L.C.	620,563	18,116,937

TOTAL — UNITED KINGDOM			972,956,718

FRANCE — (12.0%)
COMMON STOCKS — (12.0%)
	Air France-KLM	192,225	4,447,812
	Air Liquide SA Primes De Fid 02	9,820	1,956,133
	Arcelor SA	167,800	6,131,596
	Assurances Generales de France (AGF)	177,559	18,444,542
	AXA SA	2,905,543	102,734,502
	BNP Paribas SA	1,553,499	143,770,774
	Bongrain SA	7,145	453,205
*	Business Objects SA	94,856	3,520,566
*	Cap Gemini SA	181,712	8,958,959
	Casino Guichard Perrachon SA	36,376	2,267,416
	CNP Assurances	58,635	5,614,696
	Compagnie de Saint-Gobain	598,264	39,912,369
	Compagnie Francaise d’Etudes et de Construction Technip SA	105,512	6,340,256
	Credit Agricole SA	27,709	1,012,087
	Eiffage SA	10,431	1,181,085
	Esso SA	686	145,855
	Euler-Hermes SA	10,758	1,210,175
*	European Aeronautic Defence & Space Co.	497,789	18,248,750
#	Faurecia SA	30,445	1,904,806
	Fimalac SA	24,668	1,949,468
	Generale des Establissements Michelin SA Series B	242,490	14,792,323
	Havas SA	300,744	1,418,827
	Imerys SA	44,000	3,758,244
	LaFarge SA	270,758	28,325,276
	LaFarge SA Prime Fidelity	85,542	8,989,018
	Lagardere S.C.A. SA	10,900	842,622
	Peugeot SA	287,794	16,777,541
	PPR SA	101,748	11,721,676
	Remy Cointreau SA	56,022	2,784,427
	Renault SA	379,599	36,476,630
	Schneider SA	329,932	33,713,244
	SCOR SA	887,496	2,132,728
	SEB SA Prime Fidelity	9,900	1,066,286
	Societe BIC SA	52,288	3,189,470
	Societe des Ciments de Francais SA	32,128	4,761,941
	Societe Generale Paris	293,528	41,567,409
#	Sodexho Alliance SA	122,494	5,211,830
	Suez (ex Suez Lyonnaise des Eaux)	72,747	2,671,827
	Thomson Multimedia	345,508	5,935,506
	Unibail SA	58,749	9,628,971
	Valeo SA	111,001	4,442,628
	Vivendi Universal SA	1,776,315	53,732,641

TOTAL — FRANCE			664,146,117

7

GERMANY — (8.8%)
COMMON STOCKS — (8.8%)
	Allianz AG	11,053	1,785,107
	AMB Generali Holding AG	38,497	4,479,591
	BASF AG	136,709	10,342,653
	Bayer AG	498,853	20,121,062
	Bayerische Motoren Werke (BMW) AG	602,283	28,954,358
	Bilfinger & Berger Bau AG	23,702	1,362,991
	Commerzbank AG	1,007,513	36,812,699
	DaimlerChrysler AG	1,734,297	96,370,130
	Deutsche Bank AG	781,091	86,413,047
#	Deutsche Lufthansa AG	368,078	6,064,622
	E.ON AG	178,249	19,769,182
	Fraport AG	68,708	5,250,050
*	GEA Group AG	254,625	4,166,745
	Hannover Rueckversicherung AG	23,997	910,952
	Heidelberger Druckmaschinen AG	34,552	1,483,495
	Hochtief AG	120,552	6,469,768
	Hypo Real Estate Holding AG	84,277	5,531,580
*	Infineon Technologies AG	1,029,137	9,507,922
	IVG Immobilien AG	30,276	786,521
*	Lanxess AG	49,885	1,720,469
	Linde AG	77,043	6,095,222
	Munchener Rueckversicherungs-Gesellschaft AG	228,547	31,026,202
	Salzgitter AG	13,041	886,151
	SCA Hygiene Products AG	3,550	1,376,507
#	Suedzucker AG	86,557	2,286,854
	ThyssenKrupp AG	563,346	14,269,857
#	TUI AG	289,796	5,723,465
*	Unicredito Italiano SpA	5,702,257	41,016,806
	Vattenfall Europe AG	76,106	4,019,140
#	Volkswagen AG	499,652	34,991,310

TOTAL — GERMANY			489,994,458

SWITZERLAND — (6.1%)
COMMON STOCKS — (6.1%)
	Baloise-Holding AG	214,760	13,605,544
	Banque Cantonale Vaudoise	12,608	4,036,365
#	Ciba Spezialitaetenchemie Holding AG	81,000	5,008,115
	Cie Financiere Richemont AG Series A	1,251,000	54,476,455
*	Clariant AG	150,221	2,295,427
	Credit Suisse Group	1,756,088	97,261,301
	Givaudan SA	5,792	4,146,458
	Holcim, Ltd.	213,012	16,775,598
	Pargesa Holding SA	96,750	9,183,366
*	PSP Swiss Property AG	109,600	5,180,796
	Sig Holding AG	10,888	2,414,486
	St. Galler Kantonalbank	10,146	3,548,529
	Swiss Life AG	132,137	24,496,712
	Swiss Reinsurance Co., Zurich	371,429	26,458,866
	Syngenta AG	165,100	23,384,497
*	Unaxis Holding AG	32,999	6,917,134
	Zurich Financial SVCS AG	167,090	39,457,255
TOTAL COMMON STOCKS			338,646,904

8

RIGHTS/WARRANTS — (0.0%)
*	Syngenta AG Put Option 05/23/06	165,100	203,866

TOTAL — SWITZERLAND			338,850,770

NETHERLANDS — (5.1%)
COMMON STOCKS — (5.1%)
	ABN AMRO Holding NV	35,897	1,046,059
	Aegon NV	2,897,384	47,778,866
	Buhrmann NV	107,665	1,803,909
	Hunter Douglas NV	49,802	3,001,376
	ING Groep NV	2,646,499	99,470,643
*	Koninklijke Ahold NV	1,815,643	14,819,146
	Koninklijke DSM NV	268,234	11,155,482
	Koninklijke KPN NV	2,458,914	25,456,119
	Koninklijke Philips Electronics NV	2,056,529	66,926,039
	Telegraaf Media Groep NV	6,800	160,478
	VNU NV	387,846	12,566,924

TOTAL — NETHERLANDS			284,185,041

SPAIN — (4.9%)
COMMON STOCKS — (4.9%)
	Abertis Infraestructuras SA	310,251	8,033,268
	Acciona SA	45,268	6,310,548
#	Acerinox SA	261,360	4,005,073
#	Arcelor SA	30,000	1,102,676
	Banco de Andalucia SA	900	97,033
	Banco de Sabadell SA	412,023	12,427,686
	Banco Pastor SA	59,400	3,344,825
	Banco Santander Central Hispanoamerica SA	6,380,474	93,215,553
	Cementos Portland SA	21,016	1,978,436
	Corporacion Mapfre Compania Internacional de Reaseguros SA	146,555	2,824,103
	Ebro Puleva SA	120,322	2,191,247
	Endesa SA	1,557,828	52,163,967
#	Gas Natural SDG SA	213,778	6,502,827
	Iberdrola SA	535,000	16,873,889
	Iberia Lineas Aereas de Espana SA	617,500	1,759,134
	Inmobiliaria Urbis SA	96,328	2,061,446
	Repsol SA	1,547,213	43,246,712
#	Sacyr Vallehermoso SA	46,125	1,296,831
#	Sociedad General de Aguas de Barcelona SA Class A	120,678	3,338,013
#	Sol Melia SA	157,217	2,337,414
#	Union Fenosa SA	230,000	8,630,946

TOTAL — SPAIN			273,741,627

9

AUSTRALIA — (4.1%)
COMMON STOCKS — (4.1%)
ABC Learning Centres, Ltd.	78,900	443,936
Amcor, Ltd.	904,245	4,965,006
AMP, Ltd.	235,161	1,493,726
Ansell, Ltd.	303,463	2,465,968
# APN News & Media, Ltd.	509,371	1,790,482
# Australand Property Group	1,110,079	1,669,569
AWB, Ltd.	385,762	1,070,919
AXA Asia Pacific Holdings, Ltd.	2,837,724	12,253,972
Bendigo Bank, Ltd.	14,862	157,564
Bluescope Steel, Ltd.	1,281,166	6,225,905
Boral, Ltd.	967,648	6,280,416
Brickworks, Ltd.	37,510	370,493
Caltex Australia, Ltd.	209,534	2,667,115
Commonwealth Bank of Australia	1,376,395	45,691,193
CSR, Ltd.	1,514,337	4,262,491
Downer EDI, Ltd.	276,323	1,605,113
Foster’s Group, Ltd.	1,591,522	6,406,504
Futuris Corp., Ltd.	533,719	931,577
Insurance Australiz Group, Ltd.	783,855	3,121,923
John Fairfax Holdings, Ltd.	719,006	2,100,998
Lend Lease Corp., Ltd.	581,006	5,728,522
Lion Nathan, Ltd.	871,345	5,157,934
* Mayne Pharma, Ltd.	1,332,732	2,741,066
Mirvac, Ltd.	1,253,552	3,909,923
National Australia Bank, Ltd.	2,257,535	61,273,699
Onesteel, Ltd.	516,322	1,468,933
Orica, Ltd.	1	17
Origin Energy, Ltd.	826,418	4,219,070
Paperlinx, Ltd.	727,704	1,831,448
Promina Group, Ltd.	1,219,905	4,915,622
Publishing and Broadcasting, Ltd.	190,851	2,404,434
Qantas Airways, Ltd.	3,601,023	10,913,015
Santos, Ltd.	988,180	8,305,760
Seven Network, Ltd.	136,508	830,493
* Symbion Health, Ltd.	1,332,732	3,294,647
Zinifex, Ltd.	434,000	2,466,596

TOTAL — AUSTRALIA		225,436,049

SWEDEN — (2.9%)
COMMON STOCKS — (2.9%)
Cardo AB	2,900	85,926
Electrolux AB Series B	324,100	8,963,791
Fabege AB	173,980	3,453,249
Gambro AB Series A	515,400	5,253,455
Gambro AB Series B	216,300	2,225,631
Holmen AB Series A	6,300	253,880
Holmen AB Series B	155,700	6,040,148
NCC AB Series B	59,700	1,356,886
Nordea Bank AB	3,078,600	34,799,248
Skandinaviska Enskilda Banken Series A	546,400	12,076,201
Skandinaviska Enskilda Banken Series C	9,800	210,396
SKF AB Series A	90,600	1,320,998

10

	SKF AB Series B	118,800	1,725,068
	SSAB Swedish Steel Series A	180,800	8,123,491
	SSAB Swedish Steel Series B	60,500	2,554,338
	Svenska Cellulosa AB Series A	19,000	797,334
	Svenska Cellulosa AB Series B	221,100	9,271,750
	Svenska Handelsbanken Series A	365,500	9,511,945
	Tele2 AB Series B	184,250	1,988,618
	TeliaSonera AB	2,921,500	15,558,310
	Trelleborg AB Series B	160,600	3,344,768
	Volvo AB Series A	243,200	10,301,761
	Volvo AB Series B	443,400	19,344,630
*	Wihlborgs Fastigheter AB	34,796	959,771

TOTAL — SWEDEN			159,521,593

HONG KONG — (2.6%)
COMMON STOCKS — (2.6%)
	Cheung Kong Holdings, Ltd.	2,742,000	28,742,071
	China Overseas Land & Investment, Ltd.	2,706,000	1,469,746
#	China Travel International Investment, Ltd.	680,000	182,573
	China Unicom, Ltd.	5,346,000	4,596,706
#	CITIC International Financial	1,425,000	645,089
	Citic Pacific, Ltd.	934,000	2,777,032
	Great Eagle Holdings, Ltd.	308,987	995,408
	Hang Lung Group, Ltd.	2,518,000	5,545,294
	Henderson Land Development Co., Ltd.	1,122,000	5,974,948
	Hong Kong and Shanghai Hotels, Ltd.	892,417	1,057,739
	Hopewell Holdings, Ltd.	1,455,000	4,055,026
	Hutchison Whampoa, Ltd.	3,827,000	36,254,166
	Hysan Development Co., Ltd.	2,168,279	5,265,147
	Industrial & Commercial Bank of China (Asia), Ltd.	408,000	558,231
#	Kerry Properties, Ltd.	2,227,099	7,092,458
	New World China Land, Ltd.	891,200	396,225
	New World Development Co., Ltd.	3,330,591	5,293,397
	Shanghai Industrial Holdings, Ltd.	1,094,000	2,342,077
#	Shangri-La Asia, Ltd.	3,000,733	4,797,425
#	Sino Land Co., Ltd.	4,718,766	7,036,362
	Tsim Sha Tsui Properties, Ltd.	473,414	1,047,658
	Wharf Holdings, Ltd.	3,212,214	11,834,298
	Wheelock and Co., Ltd.	3,940,000	7,032,441
	Wheelock Properties, Ltd.	1,485,000	1,146,788

TOTAL — HONG KONG			146,138,305

ITALY — (2.3%)
COMMON STOCKS — (2.3%)
	Banca Antoniana Popolare Veneta SpA	83,000	2,615,477
#	Banca Monte Dei Paschi di Siena SpA	2,702,356	13,977,527
# *	Banca Nazionale del Lavoro SpA	2,230,687	7,749,708
	Banca Popolare di Milano Scarl	1,011,678	12,787,419
	Banca Popolare Italiana	437,995	4,799,134
	Benetton Group SpA	181,249	2,309,447
	Buzzi Unicem SpA	181,398	3,753,160

11

#	Caltagirone Editore SpA	184,888	1,613,908
	Capitalia SpA	2,992,113	22,599,696
	CIR SpA (Cie Industriale Riunite), Torino	500,000	1,498,045
#	Compagnia Assicuratrice Unipol SpA	1,822,774	5,741,191
# *	Fiat SpA	1,054,970	11,420,316
	Fondiaria - Sai SpA	167,605	6,713,177
	Italcementi SpA	341,502	6,990,828
	Italmobiliare SpA	33,664	2,584,691
	Milano Assicurazioni SpA	182,000	1,391,631
	Pirelli & Co. SpA	1,486,658	1,404,292
	San Paolo-IMI SpA	917,918	16,198,406
	Societe Cattolica di Assicurazoni Scarl SpA	8,800	502,410

TOTAL — ITALY			126,650,463

CANADA — (1.9%)
COMMON STOCKS — (1.9%)
	AGF Management, Ltd. Class B Non-Voting	9,766	185,618
	Alcan, Inc.	426,878	18,593,393
	Astral Media, Inc. Class A	40,238	1,160,987
	Atco, Ltd. Class 1 Non-Voting	43,100	1,395,644
*	Bombardier, Inc. Class B	893,900	2,281,059
	Canadian Pacific Railway, Ltd.	108,700	5,566,756
*	CGI Group, Inc.	321,800	2,418,208
	Corus Entertainments, Inc. Class B Non-Voting	14,800	466,875
	EL Financial Corp., Ltd.	600	295,658
	Emera, Inc.	27,000	475,164
	Empire Co., Ltd. Class A Non-Voting	25,400	933,125
#	Fairfax Financial Holdings, Inc. Subordinate Voting	16,800	2,434,888
	Fairmont Hotels & Resorts, Inc.	14,300	633,682
	Gerdau Ameristeel Corp.	89,400	721,367
	Industrial Alliance Insurance & Financial Services, Inc.	32,400	910,604
	Intrawest Corp.	47,800	1,522,180
	Jean Coutu Group PJC, Inc. Class A Subordinate Voting	28,100	328,363
*	Kinross Gold Corp.	67,900	626,751
	Magna International, Inc. Class A	125,170	9,334,469
	Manitoba Telecom Services, Inc.	16,600	555,938
	MDS, Inc.	69,700	1,410,621
	Mi Developments, Inc.	46,800	1,593,288
	New Maple Leaf Foods, Inc.	42,900	519,051
#	Northbridge Financial Corp.	15,000	410,225
	Nova Chemicals Corp.	80,600	2,634,066
*	Quebecor, Inc. Class B Subordinate Voting	39,800	945,576
	Sears Canada, Inc.	26,300	405,452
	Sherritt International Corp.	75,700	672,770
	Sobeys, Inc.	22,400	746,043
#	Sun Life Financial, Inc.	887,500	38,851,797
	Torstar Corp. Class B Non-Voting	26,700	538,722
#	Transalta Corp.	229,855	4,890,575
	West Fraser Timber Co., Ltd.	30,800	1,124,188

TOTAL — CANADA			105,583,103

12

	IRELAND — (1.7%)
	COMMON STOCKS — (1.7%)
	Allied Irish Banks P.L.C.	688,656	16,439,337
	Bank of Ireland P.L.C.	1,181,012	21,025,492
	CRH P.L.C.	1,243,314	40,716,119
	Irish Life & Permanent P.L.C.	650,175	14,326,005

	TOTAL — IRELAND		92,506,953

	NORWAY — (1.4%)
	COMMON STOCKS — (1.4%)
	DNB Nor ASA Series A	1,363,794	16,547,128
*	Fred Olsen Energy ASA	34,000	1,218,247
	Norsk Hydro ASA	290,220	33,994,342
	Norske Skogindustrier ASA Series A	353,571	5,290,462
	Orkla ASA Series A	289,450	12,616,505
	Storebrand ASA	713,900	7,880,668

	TOTAL — NORWAY		77,547,352

	FINLAND — (1.3%)
	COMMON STOCKS — (1.3%)
	Fortum Oyj	458,600	11,094,907
	Huhtamaki Oyj	2,300	42,619
	Kemira Oyj	101,377	1,754,486
	Kesko Oyj	157,000	4,934,063
	Metso Oyj	219,166	8,076,006
	M-Real Oyj Series B	253,400	1,271,258
	Okobank Class A	130,000	2,187,138
	Outokumpu Oyj Series A	351,300	6,374,409
	Rautaruukki Oyj Series K	84,300	2,840,845
	Stora Enso Oyj Series R	922,500	13,145,138
	UPM-Kymmene Oyj	865,900	18,370,813
	Wartsila Corp. Oyj Series B	59,400	2,164,596

	TOTAL — FINLAND		72,256,278

	DENMARK — (1.2%)
	COMMON STOCKS — (1.2%)
	A P Moller - Maersk A.S.	435	3,986,981
	Carlsberg A.S. Series B	76,475	4,787,988
	Codan A.S.	57,000	3,750,213
	Danisco A.S.	100,730	7,388,531
	Danske Bank A.S.	652,453	23,264,532
*	Jyske Bank A.S.	89,350	4,696,239
	Nordea Bank AB	475,918	5,381,266
#	Sydbank A.S.	71,200	2,092,503
# *	Vestas Wind Systems A.S.	434,000	9,092,759

	TOTAL — DENMARK		64,441,012

13

BELGIUM — (1.1%)
COMMON STOCKS — (1.1%)
Ackermans & Van Haaren SA	4,187	258,111
Banque Nationale de Belgique	1,049	4,003,642
Bekaert SA	2,787	286,264
Cofinimmo SA	1,108	175,645
Compagnie Nationale a Portefeuille	4,029	1,381,310
* Cumerio VVPR	2,009	239
Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean	231,485	15,442,604
Dexia SA	386,808	9,606,766
D’Ieteren SA	431	129,386
Groupe Bruxelles Lambert SA	55,500	6,092,145
InBev NV	169,938	7,855,944
KBC Bancassurance Holding SA	32,088	3,349,857
Suez (ex Suez Lyonnaise des Eaux)	95,400	3,497,556
Umicore	70,740	10,048,317
TOTAL COMMON STOCKS		62,127,786

RIGHTS/WARRANTS — (0.0%)
* Umicore-Strip VVPR	2,009	263

TOTAL — BELGIUM		62,128,049

SINGAPORE — (0.6%)
COMMON STOCKS — (0.6%)
# Creative Technology Co., Ltd.	39,550	307,715
DBS Group Holdings, Ltd.	813,000	8,177,125
Fraser & Neave, Ltd.	484,290	5,676,841
Keppel Land, Ltd.	258,000	698,501
Neptune Orient Lines, Ltd.	189,000	291,588
Singapore Airlines, Ltd.	1,258,000	11,417,653
Singapore Land, Ltd.	723,000	2,699,000
* STATS ChipPAC, Ltd.	240,000	167,423
United Overseas Bank, Ltd.	66,000	607,469
# United Overseas Land, Ltd.	1,740,600	2,860,921

TOTAL — SINGAPORE		32,904,236

PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
Banco BPI SA	635,057	3,430,133
Banco Comercial Portugues SA	3,187,633	9,464,382
# Banco Espirito Santo SA	192,268	3,168,253
Cimpor Cimentos de Portugal SA	310,009	1,895,794
# Portucel-Empresa Produtora de Pasta de Papel SA	1,442,478	3,679,714

TOTAL — PORTUGAL		21,638,276

GREECE — (0.4%)
COMMON STOCKS — (0.4%)
Alpha Bank A.E.	42,048	1,598,735

14

Bank of Greece	11,360	1,543,138
Coca-Cola Hellenic Bottling Co. S.A.	39,102	1,165,482
* Emporiki Bank of Greece S.A.	94,952	3,357,932
Hellenic Petroleum S.A.	289,844	4,034,242
* Hellenic Telecommunication Organization Co. S.A.	420,489	8,945,902
Piraeus Bank S.A.	4,600	139,011

TOTAL — GREECE		20,784,442

AUSTRIA — (0.2%)
COMMON STOCKS — (0.2%)
Boehler-Uddeholm AG	6,874	1,289,571
Voestalpine AG	74,323	8,662,336
Wienerberger AG	21,081	977,398

TOTAL — AUSTRIA		10,929,305

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Air New Zealand, Ltd.	144,958	123,638
Contact Energy, Ltd.	61,970	294,527
Fletcher Building, Ltd.	772,640	4,025,794

TOTAL — NEW ZEALAND		4,443,959

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
Vodafone Group P.L.C. ADR	75,000	1,449,000

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
* Rekapacific Berhad	691,000	0

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (5.4%)
Repurchase Agreement, Mizuho Securities USA 4.53%, 03/01/06 (Collateralized by $344,552,892 U.S. STRIPS, rates ranging from 0% to 8.125%, maturities ranging from 05/15/07 to 08/15/26, valued at $193,800,000) to be repurchased at $190,023,908	$190,000	190,000,000

Repurchase Agreement, Deutsche Bank Securities 4.52%, 03/01/06 (Collateralized by $89,066,000 U.S. TIPS 2.00%, 01/15/26 & U.S. Treasury Notes, 3.125%, 04/15/09 & 3.375%, 10/15/09, valued at $86,396,398) to be repurchased at $84,712,827	84,702	84,702,192

15

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $25,047,000 FHLMC Notes 4.00%, 09/22/09, valued at $24,702,604) to be repurchased at $24,339,975	24,337	24,337,000
TOTAL TEMPORARY CASH INVESTMENTS		299,039,192

TOTAL INVESTMENTS - (100.0%)
(Cost $4,039,619,484)##		$5,540,108,637

16

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value††

COMMON STOCKS — (74.6%)
Industrials — (21.4%)
# *	A&A Material Corp.	190,000	$354,636
#	Advan Co., Ltd.	69,000	1,311,279
	ADVANEX, Inc.	78,000	278,037
	Aica Kogyo Co., Ltd.	192,000	2,604,894
	Aichi Corp.	202,200	1,667,481
	Aida Engineering, Ltd.	113,000	850,134
	Airport Facilities Co., Ltd.	147,970	972,778
	Airtech Japan, Ltd.	20,100	194,319
#	Alps Logistics Co., Ltd.	41,700	919,850
#	Altech Co., Ltd.	23,000	143,520
	Altech Corp.	23,250	350,165
	Amano Corp.	184,000	3,313,511
	Ando Corp.	206,000	581,031
	Anest Iwata Corp.	125,000	795,117
*	Arai-Gumi, Ltd.	59,550	119,814
	Asahi Diamond Industrial Co., Ltd.	200,000	1,859,898
	Asahi Kogyosha Co., Ltd.	78,000	388,782
	Asahi Pretec Corp.	66,000	1,774,854
*	Asahi Tec Corp.	145,000	385,884
	Asanuma Corp.	189,000	443,663
	Asia Air Survey Co., Ltd.	32,000	191,238
#	Asia Securities Printing Co., Ltd.	52,000	917,443
	Asunaro Construction, Ltd.	128,000	1,223,243
	Ataka Construction & Engineering Co., Ltd.	60,000	285,859
#	Bando Chemical Industries, Ltd.	269,000	1,214,885
	Biken Techno Corp.	14,100	140,279
#	BSL Corp.	540,354	976,915
	Bunka Shutter Co., Ltd.	180,000	1,103,145
	Central Security Patrols Co., Ltd.	31,400	259,399
	Chudenko Corp.	131,200	2,392,309
#	Chugai Ro Co., Ltd.	235,000	1,140,951
#	Chuo Denki Kogyo Co., Ltd.	54,000	237,353
#	CKD Corp.	177,000	2,666,145
	Commuture Corp.	112,202	1,109,363
#	Cosel Co., Ltd.	53,500	2,110,425
	CTI Engineering Co., Ltd.	38,200	352,027
	Dai-Dan Co., Ltd.	123,000	897,371
	Daihen Corp.	355,000	1,715,736
	Daiho Corp.	164,000	453,783
#	Dai-Ichi Jitsugyo Co., Ltd.	141,000	763,117
	Daimei Telecom Engineering Corp.	111,000	1,649,996
	Daiseki Co., Ltd.	82,560	1,345,880
*	Daisue Construction Co., Ltd.	242,500	352,647

1

	Daiwa Industries, Ltd.	126,000	984,721
	Danto Corp.	62,000	230,121
#	Densei-Lambda KK	47,984	888,347
	Denyo Co., Ltd.	66,000	936,867
	DMW Corp.	1,600	69,293
#	Eneserve Corp.	69,800	1,205,431
# *	Enshu, Ltd.	128,000	415,005
# *	Fudo Construction Co., Ltd.	466,200	722,526
*	Fuji Electric Construction Co., Ltd.	41,000	84,972
# *	Fujita Corp.	115,010	979,240
#	Fujitec Co., Ltd.	242,000	1,514,754
	Fujitsu Devices, Inc.	59,000	842,032
	Fukuda Corp.	113,000	595,254
	Fukusima Industries Corp.	25,500	355,996
#	Fukuyama Transporting Co., Ltd.	641,000	2,691,480
*	Funai Consulting, Co., Ltd.	5,000	40,070
# *	Furukawa Co., Ltd.	1,106,000	2,668,929
	Furusato Industries, Ltd.	41,000	860,376
	Futaba Corp.	62,200	1,665,448
	Goodwill Group, Inc.	6	4,286
# *	GS Yuasa Corp.	925,000	2,317,653
#	Hakuyosha Co., Ltd.	88,000	276,204
	Haltec Corp.	32,000	66,308
*	Hamai Co., Ltd.	77,000	240,083
	Hanwa Co., Ltd.	593,000	2,594,558
*	Hazama Corp.	226,600	667,153
	Hibiya Engineering, Ltd.	96,000	1,038,854
#	Hisaka Works, Ltd.	41,000	755,489
#	Hitachi Kiden Kogyo, Ltd.	49,000	324,872
	Hitachi Metals Techno, Ltd.	37,500	147,764
#	Hitachi Plant Engineering & Construction Co., Ltd.	302,000	2,166,738
	Hitachi Tool Engineering, Ltd.	71,500	1,495,830
	Hitachi Transport System, Ltd.	280,000	2,663,382
# *	Hitachi Zosen Corp.	1,307,500	2,437,826
	Hokuriku Electrical Construction Co., Ltd.	56,000	277,577
#	Hosokawa Micron Corp.	93,000	865,134
# *	Howa Machinery, Ltd.	300,000	622,730
*	IBJ Leasing Co., Ltd.	49,000	1,105,230
*	Ichiken Co., Ltd.	79,000	213,080
#	Idec Izumi Corp.	99,500	1,663,636
	Iino Kaiun Kaisha, Ltd.	305,000	2,883,224
	i-Logistics Corp.	91,000	375,116
	Inaba Denki Sangyo Co., Ltd.	69,100	2,672,553
	Inabata and Co., Ltd.	171,000	1,480,881
# *	Inoue Kogyo Co., Ltd.	288,000	210,315
	Inui Steamship Co., Ltd.	68,000	276,470
#	Iseki & Co., Ltd.	585,000	2,597,331
# *	Ishikawa Seisakusho, Ltd.	116,000	183,187
	Ishikawajima Construction Materials Co., Ltd.	43,000	155,228
	Ishikawajima Transport Machinery Co., Ltd.	64,000	283,125
#	Itoki Crebio Corp.	130,000	1,338,973
#	Iwasaki Electric Co., Ltd.	198,000	629,123
#	Iwatani International Corp.	686,000	2,295,956
# *	J Bridge Corp.	154,000	1,255,476
#	Jalux, Inc.	31,200	592,985

2

#	Jamco Corp.	71,000	848,750
	Japan Airport Terminal Co., Ltd.	272,700	2,476,175
*	Japan Bridge Corp.	31,000	42,825
#	Japan Cash Machine Co., Ltd.	76,115	1,452,713
#	Japan Foundation Engineering Co., Ltd.	62,000	389,901
	Japan Maintenance Co., Ltd.	50,300	573,264
#	Japan Pulp and Paper Co., Ltd.	371,000	1,609,834
	Japan Servo Co., Ltd.	80,000	225,546
	Japan Steel Tower Co., Ltd.	44,000	278,358
#	Japan Transcity Corp.	164,000	756,026
*	JFE Shoji Holdings, Inc.	615,000	3,151,888
*	Kamagai Gumi Co., Ltd.	340,800	1,276,340
	Kamei Corp.	101,000	985,624
	Kanaden Corp.	87,000	576,272
	Kanagawa Chuo Kotsu Co., Ltd.	150,000	840,877
	Kanamoto Co., Ltd.	66,000	422,349
# *	Kanematsu Corp.	1,175,500	2,259,143
# *	Kanematsu-NNK Corp.	94,000	167,827
#	Katakura Industries Co., Ltd.	94,000	1,657,734
	Kato Works Co., Ltd.	140,000	568,257
	Kawada Industries, Inc.	126,000	332,729
	Kawasho Gecoss Corp.	90,600	635,284
#	Keihin Co., Ltd.	178,000	692,045
# *	Kimmon Manufacturing Co., Ltd.	76,000	269,615
# *	Kimura Chemical Plants Co., Ltd.	45,000	186,293
#	Kinki Sharyo Co., Ltd., Nagaokakyo	168,000	747,891
*	Kinsho Corp.	21,000	76,845
	Kintetsu World Express, Inc.	96,800	2,382,909
	Kioritz Corp.	180,000	627,761
	Kitagawa Iron Works Co., Ltd.	203,000	629,227
#	Kitano Construction Corp.	196,000	702,860
	Kitazawa Sangyo Co., Ltd.	45,500	191,311
	Kitz Corp.	331,000	3,111,356
	Kodensha Co., Ltd.	25,000	105,545
	Koike Sanso Kogyo Co., Ltd.	104,000	413,267
	Koito Industries, Ltd.	102,000	518,782
# *	Kokusai Kogyo Co., Ltd.	88,000	319,481
	Komai Tekko, Inc.	88,000	417,783
	Kondotec, Inc.	30,000	364,641
	Kosaido Co., Ltd.	55,700	607,114
#	Kuroda Electric Co., Ltd.	89,500	1,192,700
	Kyodo Printing Co., Ltd.	240,000	1,134,253
#	Kyoei Sangyo Co., Ltd.	68,000	224,821
	Kyokuto Boeki Kaisha, Ltd.	63,000	235,585
	Kyokuto Kaihatsu Kogyo Co., Ltd.	115,100	1,039,090
	Kyosan Electric Manufacturing Co., Ltd.	154,000	571,480
	Kyowa Exeo Corp.	160,000	2,064,437
	Kyudenko Corp.	207,000	1,306,939
	Link Consulting Associates - Japan Corp.	24,300	77,228
*	Lonseal Corp.	99,000	162,706
	Maeda Corp.	453,000	2,807,333
	Maeda Road Construction Co., Ltd.	256,000	2,096,217
#	Maezawa Industries, Inc.	59,300	415,738
	Maezawa Kaisei Industries Co., Ltd.	37,300	717,112
	Makino Milling Machine Co., Ltd.	282,000	3,251,333

3

	Marubeni Construction Material Lease Co., Ltd.	78,000	274,882
	Maruwn Corp.	66,000	270,705
#	Maruyama Manufacturing Co., Inc.	123,000	391,558
	Maruzen Showa Unyu Co., Ltd.	236,000	848,227
#	Matsuda Sangyo Co., Ltd.	58,300	1,142,458
	Matsui Construction Co., Ltd.	73,600	361,593
*	Matsuo Bridge Co., Ltd.	72,000	127,570
	Max Co., Ltd.	149,000	2,106,775
#	Meidensha Corp.	626,050	2,279,420
# *	Meiji Machine Co., Ltd.	144,000	155,137
#	Meiji Shipping Co., Ltd.	85,000	356,346
*	Meisei Industrial Co., Ltd.	29,000	219,238
	Meitec Corp.	29,300	1,006,038
	Meito Transportation Co., Ltd.	22,000	184,628
# *	Meiwa Trading Co., Ltd.	119,000	466,913
	Mirai Group Co., Ltd.	69,000	168,141
# *	Mitsubishi Cable Industries, Ltd.	478,000	913,041
# *	Mitsubishi Kakoki Kaisha, Ltd.	191,000	748,432
#	Mitsubishi Pencil Co., Ltd.	90,000	1,077,519
	Mitsuboshi Belting, Ltd.	213,000	1,702,678
# *	Mitsui Matsushima Co., Ltd.	191,000	341,101
	Mitsui-Soko Co., Ltd.	362,000	2,127,542
	Mitsumura Printing Co., Ltd.	82,000	439,736
	Miura Co., Ltd.	113,600	2,882,393
	Miura Printing Corp.	19,000	67,026
#	Miyaji Engineering Group	148,000	288,143
*	Mori Denki Mfg. Co., Ltd.	346,000	165,760
	Mori Seiki Co., Ltd.	191,400	3,531,016
	Morita Corp.	113,000	928,800
	Moshi Moshi Hotline, Inc.	15,550	1,855,766
	Mystar Engineering Corp.	15,600	105,871
	Nabtesco Corp.	270,000	3,024,461
#	NAC Co., Ltd.	25,100	436,250
	Nachi-Fujikoshi Corp.	604,000	3,692,312
*	Nakano Corp.	77,000	192,969
	NEC System Integration & Construction, Ltd.	117,800	1,501,380
	Nichias Corp.	342,000	2,222,880
	Nichiban Co., Ltd.	105,000	429,019
#	Nichiha Corp.	92,480	1,619,760
# *	Nihon Spindle Manufacturing Co., Ltd.	88,000	234,327
	Nikkiso Co., Ltd.	186,000	1,483,798
	Nikko Co., Ltd., Akashi	98,000	344,668
#	Nippei Toyama Corp.	125,000	1,369,635
	Nippo Corp.	311,000	2,453,463
	Nippon Carbon Co., Ltd.	299,000	982,435
#	Nippon Chutetsukan KK	73,000	188,575
# *	Nippon Conveyor Co., Ltd.	168,000	275,739
	Nippon Densetsu Kogyo Co., Ltd.	162,000	1,142,048
	Nippon Denwa Shisetu Co., Ltd.	162,000	780,282
	Nippon Hume Corp.	60,000	266,295
	Nippon Jogesuido Sekkei Co., Ltd.	232	380,843
#	Nippon Kanzai Co., Ltd.	53,700	1,711,889
	Nippon Koei Co., Ltd., Tokyo	219,000	858,049
	Nippon Konpo Unyu Soko Co., Ltd.	206,000	2,786,178
	Nippon Road Co., Ltd.	256,000	754,850

4

	Nippon Seisen Co., Ltd.	68,000	295,622
	Nippon Sharyo, Ltd.	365,000	915,302
	Nippon Signal Co., Ltd.	157,000	1,333,059
#	Nippon Thompson Co., Ltd.	207,000	2,040,677
	Nippon Tungsten Co., Ltd.	64,000	244,361
	Nippon Yusoki Co., Ltd.	116,000	893,560
#	Nishimatsu Construction Co., Ltd.	709,000	3,007,724
	Nishishiba Electric Co., Ltd.	73,000	147,187
	Nissei Corp.	79,600	1,049,576
	Nissei Plastic Industrial Co., Ltd.	58,000	561,463
	Nissha Printing Co., Ltd.	115,000	3,819,852
	Nisshin Fudosan Co., Ltd.	49,300	668,747
	Nissin Corp.	248,000	933,995
	Nissin Electric Co., Ltd.	293,000	1,499,816
	Nitchitsu Co., Ltd.	14,000	48,172
	Nitta Corp.	72,900	1,257,630
	Nitto Boseki Co., Ltd.	651,000	1,745,444
	Nitto Electric Works, Ltd.	123,600	2,132,843
	Nitto Kohki Co., Ltd.	58,500	1,497,194
	Nitto Seiko Co., Ltd.	98,000	450,804
# *	Nittoc Construction Co., Ltd.	93,000	153,134
#	Nittyu Co., Ltd.	8,277	1,683,898
#	Nomura Co., Ltd.	160,000	1,009,459
#	Noritz Corp.	140,000	2,648,875
	Obayashi Road Corp.	106,000	301,373
	Odakyu Construction Co., Ltd.	29,000	86,672
# *	Ohmori Co., Ltd.	95,400	52,471
	Oiles Corp.	64,160	1,356,157
	Okabe Co., Ltd.	127,000	481,816
*	Okamoto Machine Tool Works, Ltd.	116,000	566,501
#	Okamura Corp.	290,000	2,792,902
#	Oki Electric Cable Co., Ltd.	93,000	286,800
*	OKK Corp.	178,000	651,752
	O-M, Ltd.	107,000	464,541
	Onoken Co., Ltd.	49,000	813,533
#	Organo Corp.	140,000	1,260,299
	Oriental Construction Co., Ltd.	65,900	343,876
	Original Engineering Consultants Co., Ltd.	9,000	44,753
	Oyo Corp.	80,300	998,776
	P.S. Mitsubishi Construction Co., Ltd.	76,800	328,730
*	Pasco Corp.	180,500	423,004
#	Pasona, Inc.	1,193	2,424,999
#	Patlite Corp.	42,680	469,349
# *	Penta-Ocean Construction Co., Ltd.	1,378,000	2,819,654
# *	PIA Corp.	21,100	333,962
	Pilot Corp.	115	573,220
	Raito Kogyo Co., Ltd.	138,100	661,919
#	Rasa Industries, Ltd.	181,000	810,787
	Rheon Automatic Machinery Co., Ltd.	64,000	243,058
	Riken Electric Wire Co., Ltd.	39,000	78,097
	Ryobi, Ltd.	447,000	3,230,627
*	Saeki Kensetsu Kogyo Co., Ltd.	114,000	184,532
*	Sailor Pen Co., Ltd.	74,000	127,034
	Sakai Heavy Industries, Ltd.	96,000	306,869
# *	Sakurada Co., Ltd.	83,000	90,722

5

#	Sanix, Inc.	96,200	484,127
	Sanki Engineering Co., Ltd.	199,000	1,697,303
	Sanko Metal Industrial Co., Ltd.	88,000	197,999
#	Sankyo-Tateyama Holdings, Inc.	903,000	2,030,274
	Sanritsu Corp.	12,700	146,113
	Sanyo Denki Co., Ltd.	144,000	1,103,628
	Sanyo Engineering & Construction, Inc.	48,000	412,199
	Sanyo Industries, Ltd., Tokyo	72,000	194,409
# *	Sasebo Heavy Industries Co., Ltd., Tokyo	410,000	1,053,346
*	Sata Construction Co., Ltd., Gumma	180,000	287,542
	Sato Corp.	83,500	1,920,905
	Sato Shoji Corp.	52,000	721,868
	Sawafuji Electric Co., Ltd.	48,000	172,721
	Secom Joshinetsu Co., Ltd.	34,800	835,357
	Secom Techno Service Co., Ltd.	32,500	1,320,040
	Seibu Electric Industry Co., Ltd.	46,000	297,172
	Seika Corp.	208,000	536,656
# *	Seikitokyu Kogyo Co., Ltd.	335,000	403,312
	Sekisui Jushi Co., Ltd.	119,000	979,648
	Senko Co., Ltd.	279,000	982,088
	Senshu Electric Co., Ltd.	29,800	716,159
#	Shibaura Mechatronics Corp.	125,000	1,326,108
	Shibusawa Warehouse Co., Ltd.	195,000	1,010,053
	Shibuya Kogyo Co., Ltd.	66,800	619,488
#	Shima Seiki Manufacturing Co., Ltd.	103,300	3,022,990
	Shin Nippon Air Technologies Co., Ltd.	61,080	561,975
#	Shin-Keisei Electric Railway Co., Ltd.	136,000	546,665
#	Shinko Electric Co., Ltd.	376,000	1,528,417
	Shin-Kobe Electric Machinery Co., Ltd.	127,000	678,124
	Shinmaywa Industries, Ltd.	311,000	1,617,424
#	Shinsho Corp.	219,000	698,996
#	Shinwa Kaiun Kaisha, Ltd.	392,000	1,156,727
*	Shiraishi Corp.	25,000	52,175
	Sho-Bond Corp.	69,300	778,269
#	Shoko Co., Ltd.	284,000	577,591
	Showa Electric Wire & Cable Co., Ltd.	571,000	972,875
	Showa Mining Co., Ltd.	88,000	392,843
	Sintokogio, Ltd.	154,000	2,145,086
	Soda Nikka Co., Ltd.	58,000	269,089
	Sodick Co., Ltd.	131,000	1,936,136
#	Space Co., Ltd.	60,720	575,334
*	STB Leasing Co., Ltd.	35,000	691,029
	Subaru Enterprise Co., Ltd.	59,000	222,594
	Sugimoto & Co., Ltd.	26,500	430,226
# *	Sumitomo Coal Mining Co., Ltd.	391,500	721,862
	Sumitomo Densetsu Co., Ltd.	85,800	314,972
# *	Sumitomo Mitsui Construction Co., Ltd.	169,560	934,638
#	Sumitomo Precision Products Co., Ltd.	127,000	756,026
	Sumitomo Warehouse Co., Ltd.	280,000	2,207,450
	Sun Wave Corp.	120,000	412,940
#	Tadano, Ltd.	335,000	3,114,518
	Taihei Dengyo Kaisha, Ltd.	116,000	1,084,118
# *	Taihei Kogyo Co., Ltd.	180,000	638,033
*	Taiheiyo Kouhatsu, Inc.	142,000	301,976
#	Taiho Kogyo Co., Ltd.	67,100	865,867

6

#	Taikisha, Ltd.	97,000	1,473,789
	Taisei Rotec Corp.	185,000	435,896
	Takada Kiko Co., Ltd.	44,000	208,170
	Takano Co., Ltd.	40,100	978,937
#	Takaoka Electric Manufacturing Co., Ltd.	250,000	600,476
	Takara Printing Co., Ltd.	23,550	291,302
	Takara Standard Co., Ltd.	418,000	2,717,645
#	Takasago Thermal Engineering Co., Ltd.	218,000	1,642,164
#	Takashima & Co., Ltd.	110,000	249,844
	Takigami Steel Construction Co., Ltd.	50,000	355,102
	Takuma Co., Ltd.	227,000	1,835,361
	Tanseisha Co., Ltd.	52,000	255,592
#	Tatsuta Electric Wire & Cable Co., Ltd.	170,000	522,662
# *	TC Properties Co., Ltd.	579,000	0
#	TCM Corp.	176,000	578,828
	Techno Ryowa, Ltd.	38,200	305,852
# *	Teikoku Electric Manufacturing Co., Ltd.	15,200	221,752
	Tekken Corp.	393,000	1,046,508
	Teraoka Seisakusho Co., Ltd.	47,000	485,989
	Tetra Co., Ltd., Tokyo	64,000	216,682
	Toa Corp.	571,000	1,060,601
#	Toa Doro Kogyo Co., Ltd.	124,000	445,339
# *	Tobishima Corp.	447,500	578,041
	Tocalo Co., Ltd.	43,000	1,580,285
	Todentu Corp.	98,000	404,921
	Toenec Corp.	242,000	1,090,713
	Tohoku Telecommunications Construction Co., Ltd.	42,000	349,504
	Tokai Konetsu Kogyo Co., Ltd.	32,000	176,273
*	Tokai Lease Co., Ltd.	60,000	152,330
	Tokimec, Inc.	205,000	541,130
	Toko Electric Corp.	72,000	388,190
	Tokyo Biso Kogyo Corp.	19,000	162,841
	Tokyo Energy & Systems, Inc.	91,000	929,813
#	Tokyo Kikai Seisakusho, Ltd.	255,000	942,785
	Tokyo Leasing Co., Ltd.	165,200	2,475,362
	Tokyo Sangyo Co., Ltd.	65,000	275,965
	Toli Corp.	173,000	649,078
	Tomoe Corp.	99,000	450,606
#	Tonami Transportation Co., Ltd.	240,000	716,192
*	Tori Holdings Co., Ltd.	1,749,000	1,079,572
	Torishima Pump Manufacturing Co., Ltd.	78,000	615,352
#	Toshiba Plant Kensetsu Co., Ltd.	248,000	1,711,916
	Tosho Printing Co., Ltd.	156,000	699,577
	Totetsu Kogyo Co., Ltd.	86,000	520,001
	Toyo Bussan Co., Ltd.	53,900	588,442
*	Toyo Construction Co., Ltd.	722,000	1,235,452
#	Toyo Electric Co., Ltd.	121,000	760,789
#	Toyo Engineering Corp.	473,000	2,772,516
*	Toyo Machinery & Metal Co., Ltd.	49,000	473,286
# *	Toyo Shutter Co., Ltd.	118,000	222,910
#	Toyo Wharf & Warehouse Co., Ltd.	204,000	498,935
	Trusco Nakayama Corp.	91,100	1,974,997
	Tsubaki Nakashima Co., Ltd.	132,400	2,424,681
	Tsubakimoto Chain Co.	435,000	3,084,726
	Tsubakimoto Kogyo Co., Ltd.	78,000	294,763

7

#	Tsudakoma Corp.	164,000	378,084
	Tsugami Corp.	234,000	1,636,068
#	Tsukishima Kikai Co., Ltd.	115,000	1,328,904
	Tsurumi Manufacturing Co., Ltd.	71,000	833,333
	Tsuzuki Denki Co., Ltd.	58,000	246,321
	Uchida Yoko Co., Ltd.	140,000	846,315
	Ueki Corp.	47,000	120,529
	UFJ Central Leasing Co., Ltd.	58,000	2,745,165
#	Union Tool Co.	58,800	3,114,328
	Utoc Corp.	68,000	276,752
# *	Venture Link Co., Ltd.	342,400	1,146,467
	Wakachiku Construction Co., Ltd.	325,000	768,399
	Weathernews, Inc.	15,800	99,643
	Yahagi Construction Co., Ltd.	114,000	586,459
	Yamato Corp.	50,000	210,826
	Yamaura Corp.	40,500	137,505
	Yamazen Co., Ltd.	248,000	1,868,570
	Yasuda Warehouse Co., Ltd.	74,000	698,272
	Yokogawa Bridge Corp.	98,400	718,787
	Yondenko Corp.	98,800	616,656
*	Yuasa Trading Co., Ltd.	580,000	1,225,004
	Yuken Kogyo Co., Ltd.	107,000	327,288
	Yurtec Corp.	202,000	1,160,736
	Yushin Precision Equipment Co., Ltd.	36,240	688,302
*	Z- Plus Holdings Co., Ltd.	117,000	271,114
Total Industrials			379,693,241

Consumer Discretionary — (17.2%)
#	ABILIT Corp.	90,000	1,382,482
#	Aeon Fantasy Co., Ltd.	37,560	1,289,460
#	Ahresty Corp.	50,600	1,301,722
	Aichi Machine Industry Co., Ltd.	228,000	824,738
	Aigan Co., Ltd.	50,600	435,436
#	Aisan Industry Co., Ltd.	143,400	1,570,760
#	Akebono Brake Industry Co., Ltd.	304,000	3,120,117
	Akindo Sushiro Co., Ltd.	12,600	446,030
*	Alpha Corp.	11,500	495,669
	Alpine Electronics, Inc.	171,000	2,360,815
*	Amuse, Inc.	16,000	412,921
#	Anrakutei Co., Ltd.	50,000	341,684
	AOI Advertising Promotion, Inc.	30,500	279,711
	Aoki International Co., Ltd.	123,100	2,433,548
	Araya Industrial Co., Ltd.	143,000	372,855
	Ashimori Industry Co., Ltd.	147,000	411,219
	Asics Trading Co., Ltd.	20,000	289,609
	Asti Corp.	16,000	240,248
# *	Atom Corp.	44,300	250,095
	Atsugi Co., Ltd.	509,000	936,053
	Aucnet, Inc.	23,600	369,979
	Autoseven Co., Inc.	14,600	271,628
#	Avex, Inc.	112,900	2,988,091
#	Banpresto Co., Ltd.	28,900	851,652
#	Belluna Co., Ltd.	67,930	3,034,264
#	Best Denki Co., Ltd.	385,000	1,782,964
# *	Bookoff Corp.	48,000	941,877

8

	Cabin Co., Ltd.	103,000	406,374
*	Catena Corp.	92,000	304,708
# *	Cecile Co., Ltd.	102,600	623,913
	Chiyoda Co., Ltd.	114,700	3,008,265
	Chofu Seisakusho Co., Ltd.	54,500	1,268,933
*	Chori Co., Ltd.	427,000	1,101,946
	Chuo Spring Co., Ltd., Nagoya	153,000	902,947
	Chuo Woollen Mills, Ltd.	50,000	211,436
# *	Clarion Co., Ltd.	718,000	1,366,204
#	Cleanup Corp.	114,000	1,243,343
	Colowide Co., Ltd.	104,250	1,058,698
# *	Columbia Music Entertainment, Inc.	409,000	569,694
#	Copal Co., Ltd.	154,000	1,920,121
	Corona Corp.	75,700	1,583,814
	Cross Plus, Inc.	16,200	413,003
#	Cybozu, Inc.	1,200	1,526,806
#	D&M Holdings, Inc.	212,000	838,321
	Daido Kogyo Co., Ltd.	106,000	372,516
	Daido Metal Co., Ltd.	106,000	927,525
#	Daidoh, Ltd.	116,000	1,701,266
#	Daiki Co., Ltd.	67,200	843,401
#	Daikoku Denki Co., Ltd.	38,000	1,147,932
	Dainichi Co., Ltd.	52,500	602,142
	Daisyo Corp.	53,200	805,238
*	Daito Woolen Spinning & Weaving Co., Ltd.	42,000	93,067
# *	Daiwa Seiko, Inc.	343,000	766,641
#	Daiwabo Co., Ltd.	371,000	1,491,381
	Descente, Ltd.	190,000	1,113,254
*	Dia Kensetsu Co., Ltd.	241,800	722,298
#	Doshisha Co., Ltd.	45,700	932,438
	Doutor Coffee Co., Ltd.	60,100	1,212,090
#	Dynic Corp.	98,000	350,094
#	Eagle Industry Co., Ltd.	110,000	886,846
# *	Econach Co., Ltd.	112,000	131,251
	Edosawa Co., Ltd.	12,000	50,796
	Eikoh, Inc.	20,900	255,794
	Exedy Corp.	129,400	3,810,602
#	F.D.C. Products, Inc.	31,119	554,585
	Fine Sinter Co., Ltd.	49,000	273,078
	Foster Electric Co., Ltd.	58,000	890,897
#	France Bed Holdings Co., Ltd.	621,000	1,467,937
#	Fuji Co., Ltd.	90,500	1,404,520
#	Fuji Corp, Ltd.	81,000	603,635
#	Fuji Kiko Co., Ltd.	128,000	441,848
#	Fuji Kyuko Co., Ltd.	281,000	1,495,064
# *	Fuji Spinning Co., Ltd., Tokyo	251,000	604,727
	Fujikura Rubber, Ltd.	54,000	505,055
# *	Fujita Kanko, Inc.	317,000	2,487,769
	Fujitsu Business Systems, Ltd.	69,200	1,238,716
# *	Fujitsu General, Ltd.	273,000	914,792
# *	Furukawa Battery Co., Ltd.	73,000	174,117
	Fuso Lexel, Inc.	44,000	417,245
	Gakken Co., Ltd.	247,000	580,153
#	Genki Sushi Co., Ltd.	17,200	197,086
	Gigas K’s Denki Corp.	95,444	3,108,200

9

	Global-Dining, Inc.	13,300	116,333
*	Goldwin, Inc.	141,000	450,592
	Gourmet Kineya Co., Ltd.	55,000	434,820
*	GSI Creos Corp.	153,000	300,817
#	Gulliver International Co., Ltd.	16,080	1,825,450
	H.I.S. Co., Ltd.	91,800	2,339,928
	Happinet Corp.	29,900	806,336
	Haruyama Trading Co., Ltd.	40,900	573,969
#	Himaraya Co., Ltd.	6,500	65,362
	Hitachi Powdered Metal Co., Ltd.	78,000	501,306
	Homac Corp.	112,200	1,932,895
	Horipro, Inc.	36,500	449,230
*	Ichida and Co., Ltd.	60,400	93,522
	Ichikawa Co., Ltd.	63,000	260,493
#	Ichikoh Industries, Ltd.	224,000	692,556
#	Imasen Electric Industrial Co., Ltd.	35,700	308,531
	Impact 21 Co., Ltd.	48,900	1,178,352
# *	Impress Corp.	907	432,366
	Inaba Seisa Kusho Co., Ltd.	43,400	786,987
	Ishizuka Glass Co., Ltd.	81,000	287,951
*	Izuhakone Railway Co., Ltd.	300	13,995
# *	Izutsuya Co., Ltd.	252,000	439,658
# *	Jac Holdings Co., Ltd.	627,200	861,333
# *	Janome Sewing Machine Co., Ltd.	470,000	1,045,852
# *	Japan General Estate Co., Ltd.	61,800	1,135,302
#	Japan Kenzai Co., Ltd.	68,340	535,440
#	Japan Vilene Co., Ltd.	164,000	1,237,134
	Japan Wool Textile Co., Ltd.	241,000	2,132,176
#	Jeans Mate Corp.	31,008	447,802
	Joban Kosan Co., Ltd.	193,000	381,797
	Joint Corp.	95,000	2,727,322
#	Joshin Denki Co., Ltd.	147,000	1,025,738
	Juki Corp.	308,000	1,729,172
	Juntendo Co., Ltd.	35,000	78,432
*	Jyomo Co., Ltd.	86,000	188,539
#	Kabuki-Za Co., Ltd.	28,000	1,181,888
#	Kadokawa Holdings, Inc.	67,600	2,336,243
#	Kahma Co., Ltd.	84,900	2,286,732
	Kanto Auto Works, Ltd.	192,400	2,803,973
	Kasai Kogyo Co., Ltd.	95,000	508,136
	Kato Sangyo Co., Ltd.	101,700	1,846,024
*	Kawai Musical Instruments Manufacturing Co., Ltd.	186,000	493,188
*	Kawashima Textile Manufacturers, Ltd.	216,000	499,795
#	Kayaba Industry Co., Ltd.	605,000	2,065,967
	Keiiyu Co., Ltd.	27,600	394,204
#	Keiyo Co., Ltd.	146,900	929,626
#	Kentucky Fried Chicken Japan, Ltd.	55,000	1,016,179
#	Kenwood Corp.	945,000	2,032,897
#	Kinki Nippon Tourist Co., Ltd.	213,000	983,191
#	Kinugawa Rubber Industrial Co., Ltd.	164,000	347,026
#	Kisoji Co., Ltd.	59,300	1,169,742
	Koekisha Co., Ltd.	10,600	218,561
#	Kohnan Shoji Co., Ltd.	69,500	917,734
#	Kojima Co., Ltd.	94,000	1,063,222
#	Komatsu Seiren Co., Ltd.	91,000	411,358

10

	Konaka Co., Ltd.	56,200	1,074,789
#	Konami Sports Corp.	71,900	1,400,443
	Kurabo Industries, Ltd.	685,000	2,363,946
	Kuroganeya Co., Ltd.	14,000	65,240
	Kyoritsu Maintenance Co., Ltd.	29,400	1,145,925
	Kyoto Kimono Yuzen Co., Ltd.	224	831,015
	Kyowa Leather Cloth Co., Ltd.	58,000	443,708
#	Laox Co., Ltd.	167,000	607,027
*	Look, Inc.	72,000	254,931
	Maezawa Kyuso Industries Co., Ltd.	39,200	683,661
*	Magara Construction Co., Ltd.	61,000	176,253
*	Mamiya-Op Co., Ltd.	88,000	149,769
	Marche Corp.	10,700	100,194
#	Mars Engineering Corp.	56,600	1,595,203
	Marubeni Telecom Co., Ltd.	207	269,525
	Maruei Department Store Co., Ltd.	107,000	286,558
# *	Maruzen Co., Ltd.	263,000	447,740
	Maruzen Co., Ltd.	46,000	386,004
#	Matsuya Co., Ltd.	135,000	2,979,475
	Matsuya Foods Co., Ltd.	47,700	979,745
#	Matsuzakaya Co., Ltd.	320,077	2,566,082
	Meiwa Industry Co., Ltd.	38,000	211,258
#	Misawa Resort Co., Ltd.	143,000	694,609
#	Mitsuba Corp.	114,690	1,354,362
	Mitsui Home Co., Ltd.	179,000	1,341,159
	Miyuki Keori Co., Ltd.	73,000	378,787
#	Mizuno Corp.	363,000	2,482,149
#	MOS Food Services, Inc.	79,000	1,202,707
#	MR Max Corp.	94,300	497,267
	Mutow Co., Ltd.	62,300	321,427
# *	Naigai Co., Ltd.	190,000	269,590
	Nexyz Corp.	2,700	280,705
*	Nice Corp.	295,000	1,193,120
#	Nichimo Co., Ltd.	85,000	221,380
#	Nichimo Corp.	307,000	438,020
#	Nidec Tosok Corp.	54,600	675,983
	Nihon Eslead Corp.	38,748	1,265,185
#	Nihon Tokushu Toryo Co., Ltd.	56,000	367,985
	Nikko Travel Co., Ltd.	12,200	83,005
#	Nippon Felt Co., Ltd.	56,000	407,715
#	Nippon Piston Ring Co., Ltd.	205,000	622,853
	Nippon Restaurant System, Inc.	39,200	1,354,523
#	Nippon Seiki Co., Ltd.	156,000	3,502,022
	Nishimatsuya Chain Co., Ltd.	179,400	3,455,123
	Nissan Shatai Co., Ltd.	359,000	2,471,918
	Nissen Co., Ltd.	150,200	2,516,130
	Nissin Kogyo Co., Ltd.	58,400	3,436,875
#	Nittan Valve Co., Ltd.	67,000	728,721
	Nitto Seimo Co., Ltd.	50,000	123,534
	Noritake Co., Ltd.	431,000	2,837,873
#	Noritsu Koki Co., Ltd.	90,600	1,731,264
*	Omikenshi Co., Ltd.	122,000	169,730
*	Orient Watch Co., Ltd.	12,000	4,250
	Pacific Industrial Co., Ltd.	135,000	828,478
	PanaHome Corp.	411,000	3,193,064

11

	Parco Co., Ltd.	222,000	2,446,143
#	Paris Miki, Inc.	125,800	2,457,710
#	Pentax Corp.	339,000	1,892,727
	Piolax, Inc.	32,400	728,794
	Press Kogyo Co., Ltd.	309,000	1,848,275
*	Renown D’urban Holdings, Inc.	130,800	1,458,163
#	Resorttrust, Inc.	95,640	3,179,113
	Rhythm Watch Co., Ltd.	344,000	713,365
	Right On Co., Ltd.	76,625	3,537,050
	Riken Corp.	292,000	2,395,767
#	Ringer Hut Co., Ltd.	55,500	707,242
	Roland Corp.	64,400	1,393,359
	Royal Co., Ltd.	107,000	1,618,799
#	Sagami Chain Co., Ltd.	52,000	454,933
	Sagami Co., Ltd.	80,000	281,966
	Sagami Rubber Industries Co., Ltd.	15,000	61,234
# *	Saint Marc Holdings Co., Ltd.	28,300	1,721,152
#	Saizeriya Co., Ltd.	140,600	1,928,356
	Sakai Ovex Co., Ltd.	161,000	316,992
#	Sanden Corp.	368,000	1,589,367
#	Sanei-International Co., Ltd.	38,100	1,565,262
	Sankyo Seiko Co., Ltd.	150,000	1,024,438
	Sanoh Industrial Co., Ltd.	91,000	769,140
# *	Sanrio Co., Ltd.	197,800	2,853,939
	Sanyo Shokai, Ltd.	349,000	2,547,730
	Seiko Corp.	298,407	1,868,063
#	Seiren Co., Ltd.	175,000	2,808,643
	Senshukai Co., Ltd.	119,000	1,462,396
#	Shaddy Co., Ltd.	49,000	769,011
*	Shikibo, Ltd.	291,000	585,332
#	Shinyei Kaisha	96,000	300,204
#	Shiroki Co., Ltd.	227,000	716,671
	Shobunsha Publications, Inc.	42,800	756,756
#	Shochiku Co., Ltd.	298,000	3,064,112
	Showa Aircraft Industry Co., Ltd.	84,000	1,521,046
	Showa Corp.	39,500	650,805
# *	Showa Rubber Co., Ltd.	156,000	130,687
*	Silver Ox, Inc.	50,000	123,728
# *	Silver Seiko, Ltd.	525,000	318,330
#	Simree Co., Ltd.	24,900	116,010
	SK Japan Co., Ltd.	17,550	116,293
	SNT Corp.	69,300	424,720
# *	Sofmap Co., Ltd.	9,300	41,142
	Sotoh Co., Ltd.	12,000	195,418
	SPK Corp.	12,700	253,183
	Suminoe Textile Co., Ltd.	200,000	715,548
	Suzutan Co., Ltd.	13,200	75,206
*	SXL Corp.	371,000	583,032
	Tachikawa Corp.	50,800	379,481
	Tachi-S Co., Ltd.	88,140	992,161
#	Takamatsu Corp.	53,500	2,404,710
#	Taka-Q Co., Ltd.	58,500	280,293
# *	Takara Co., Ltd.	317,400	841,871
#	Tasaki Shinju Co., Ltd.	88,000	511,450
	Taya Co., Ltd.	5,000	44,602

12

*	TDF Corp.	27,000	121,389
	Tecmo, Ltd.	57,800	430,064
#	Teikoku Piston Ring Co., Ltd.	85,000	1,292,819
	Teikoku Sen-I Co., Ltd.	62,000	335,671
#	Ten Allied Co., Ltd.	50,000	222,201
	Tenma Corp.	79,600	1,459,227
	Tigers Polymer Corp.	40,000	250,119
# *	Toabo Corp.	173,000	283,814
	Toei Co., Ltd.	399,000	2,672,484
# *	Tohoku Misawa Homes Co., Ltd.	37,500	154,829
	Tohoku Pioneer Corp.	49,600	945,750
*	Tohto Suisan Co., Ltd.	94,000	251,053
# *	Tokai Kanko Co., Ltd.	714,000	305,268
	Tokai Senko KK, Nagoya	47,000	91,684
	Tokyo Dome Corp.	489,000	2,701,007
#	Tokyo Nissan Auto Sales Co., Ltd.	108,000	428,435
	Tokyo Soir Co., Ltd.	49,000	207,006
	Tokyo Style Co., Ltd.	86,000	984,818
#	Tokyotokeiba Co., Ltd.	742,000	3,038,787
	Tokyu Recreation Corp.	77,000	446,643
#	Tomy Co., Ltd.	103,100	801,199
	Topre Corp.	136,000	1,429,527
# *	Tosco Co., Ltd.	59,000	191,249
	Totenko Co., Ltd.	57,000	160,144
#	Touei Housing Corp.	67,540	1,171,473
#	Toyo Radiator Co., Ltd.	186,000	942,091
	Toyo Tire & Rubber Co., Ltd.	577,000	2,710,312
	Tsukamoto Co., Ltd.	67,000	150,533
	Tsutsumi Jewelry Co., Ltd.	54,900	1,919,320
#	Unitika, Ltd.	1,327,000	2,422,466
	U-Shin, Ltd.	64,000	716,275
	Verite Co., Ltd.	24,000	80,556
#	Watabe Wedding Corp.	23,500	458,419
#	Watami Food Service Co., Ltd.	105,400	1,698,458
# *	Wondertable, Ltd.	97,000	165,545
	XNET Corp.	91	190,085
	Yamatane Corp.	273,000	496,362
	Yamato International, Inc.	43,000	411,068
	Yellow Hat, Ltd., Tokyo	59,700	663,832
	Yokohama Reito Co., Ltd.	126,000	1,000,409
#	Yomiuri Land Co., Ltd.	228,000	1,767,821
	Yonex Co., Ltd.	41,000	399,881
#	Yorozu Corp.	56,200	767,418
#	Yoshimoto Kogyo Co., Ltd.	89,000	2,165,217
#	Yoshinoya D&C Co., Ltd.	954	1,526,800
	Yuasa Funashoku Co., Ltd.	112,000	402,859
#	Zenrin Co., Ltd.	95,900	3,157,023
#	Zensho Co., Ltd.	139,000	3,340,980
Total Consumer Discretionary			304,625,637

Information Technology — (8.6%)
	Aichi Tokei Denki Co., Ltd.	113,000	427,517
	Aiphone Co., Ltd.	51,900	848,291
# *	Allied Telesis Holdings KK	237,600	1,116,119
#	Alpha Systems, Inc.	31,300	799,854

13

#	Anritsu Corp.	332,000	1,904,279
	AOI Electronics Co., Ltd.	29,200	714,329
# *	Apic Yamada Corp.	20,000	75,273
	Argo 21 Corp.	27,700	252,842
#	Arisawa Manufacturing Co., Ltd.	139,400	2,806,812
	CAC Corp.	52,200	514,767
	Canon Electronics, Inc.	76,000	2,650,374
	Canon Finetech, Inc.	108,070	2,021,225
#	Capcom Co., Ltd.	159,700	1,853,991
	Chino Corp.	113,000	390,265
	CMK Corp.	118,000	2,146,212
	Computer Engineering & Consulting, Ltd.	44,800	539,433
	Core Corp.	27,400	292,106
	Cresco, Ltd.	11,600	146,227
*	Daiko Denshi Tsushin, Ltd.	23,000	66,230
	Daiwabo Information System Co., Ltd.	47,000	901,849
#	Denki Kogyo Co., Ltd.	183,000	2,055,343
*	DKK-TOA Corp.	31,000	86,658
#	Dodwell B.M.S., Ltd.	125,400	903,773
	DTS Corp.	31,500	1,030,741
# *	eAccess, Ltd.	3,100	2,332,063
	Eizo Nanao Corp.	60,800	2,207,576
*	Elna Co., Ltd.	34,000	88,195
#	Enplas Corp.	53,100	1,363,662
# *	Epson Toyocom Corp.	290,000	2,581,246
# *	FDK Corp.	314,000	574,335
#	Fujitsu Access, Ltd.	59,000	426,422
	Fujitsu Fronttec, Ltd.	56,200	583,483
	Fuso Dentsu Co., Ltd.	16,000	78,466
#	Future System Consulting Corp.	1,053	916,824
	GMO Internet, Inc.	58,000	909,761
*	Graphtec Corp.	39,000	75,972
	Hakuto Co., Ltd.	62,700	960,242
	Hitachi Business Solution Co., Ltd.	32,900	233,222
	Hitachi Information Systems, Ltd.	111,400	2,646,729
	Hitachi Kokusai Electric, Inc.	258,000	3,132,456
	Hitachi Mobile Co., Ltd.	38,000	275,509
	Hitachi Software Engineering Co., Ltd.	65,700	1,220,099
#	Hitachi Systems & Services, Ltd.	63,000	1,573,446
#	Hochiki Corp.	66,000	370,493
#	Hokuriku Electric Industry Co., Ltd.	204,000	558,009
	Horiba, Ltd.	103,000	2,987,223
	Hosiden Corp.	190,000	2,196,218
	Icom, Inc.	37,600	1,298,132
# *	Ikegami Tsushinki Co., Ltd.	137,000	388,188
#	Ines Corp.	140,500	1,093,775
#	I-Net Corp.	36,800	346,747
#	Information Services International-Dentsu, Ltd.	76,800	892,457
#	Intec, Inc.	126,128	1,897,099
# *	Invoice, Inc.	30,265	1,571,163
	Ishii Hyoki Co., Ltd.	15,300	236,101
#	Iwatsu Electric Co., Ltd.	256,000	580,878
	Japan Aviation Electronics Industry, Ltd.	140,000	2,038,442
	Japan Business Computer Co., Ltd.	46,300	447,206
	Japan Digital Laboratory Co., Ltd.	82,900	1,103,918

14

	Japan Information Processing Service Co., Ltd.	47,400	300,308
# *	Japan Radio Co., Ltd.	354,000	1,087,086
	Jastec Co., Ltd.	21,800	454,517
	Jiec Co., Ltd.	87	79,775
	Kaga Electronics Co., Ltd.	78,400	1,978,862
	Kanematsu Electronics, Ltd.	45,500	328,399
*	Kasuga Electric Works, Ltd.	17,000	88,533
	Kawatetsu Systems, Inc.	174	225,081
	Koa Corp.	120,000	1,415,479
	Komatsu Electronics Metals Co., Ltd.	76,800	1,814,009
#	Kubotek Corp.	285	212,331
	Kyoden Co., Ltd.	123,000	790,658
#	Kyowa Electronic Instruments Co., Ltd.	52,000	203,848
	Macnica, Inc.	45,900	1,263,754
	Marubeni Infotec Corp.	21,000	70,701
	Marubun Corp.	67,600	952,088
	Maruwa Co., Ltd.	26,100	657,287
	Maspro Denkoh Corp.	45,900	449,146
#	Megachips Corp.	69,400	1,093,708
	Melco Holdings, Inc.	9,000	258,490
	Mimasu Semiconductor Industry Co., Ltd.	13,781	263,386
	Miroku Jyoho Service Co., Ltd.	63,000	228,228
	Mitsui High-Tec, Inc.	104,300	1,355,068
	Mitsui Knowledge Industry Co., Ltd.	29,100	370,504
	Mitsumi Electric Co., Ltd.	187,000	2,305,818
	Moritex Corp.	25,500	173,513
*	Mutoh Industries, Ltd.	130,000	330,398
*	Nagano Japan Radio Co., Ltd.	85,000	176,198
	Nakayo Telecommunications, Inc.	49,000	230,940
#	NEC Fielding, Ltd.	138,100	2,314,076
#	NEC Mobiling, Ltd.	35,700	681,783
#	NEC Tokin Corp.	295,000	1,704,619
#	Netmarks, Inc.	432	636,162
#	New Japan Radio Co., Ltd.	72,000	477,084
	Nichicon Corp.	260,200	3,272,361
	Nihon Dempa Kogyo Co., Ltd.	54,200	2,266,649
	Nihon Inter Electronics Corp.	76,700	639,872
	Nippon Avionics Co., Ltd.	62,000	261,670
	Nippon Ceramic Co., Ltd.	60,000	775,639
	Nippon Chemi-Con Corp.	336,000	2,359,986
	Nippon System Development Co., Ltd.	63,900	2,111,857
	Nippon Systemware Co., Ltd.	30,000	229,471
	Nissho Electronics Corp.	58,200	521,775
	NIWS Co., Ltd.	1,627	1,974,132
	Nohmi Bosai, Ltd.	102,000	827,534
	Okaya Electric Industries Co., Ltd.	32,000	170,845
	Ono Sokki Co., Ltd.	71,000	483,446
#	Origin Electric Co., Ltd.	85,000	521,638
	Osaki Electric Co., Ltd.	103,000	1,090,708
	PCA Corp.	17,500	362,905
	Pulstec Industrial Co., Ltd.	21,200	81,591
	Ricoh Elemex Corp.	61,000	482,349
	Rikei Corp.	22,500	89,964
	Riken Keiki Co., Ltd.	56,000	553,710
#	Roland DG Corp.	44,900	1,203,946

15

	Ryoden Trading Co., Ltd.	113,000	965,798
	Ryosan Co., Ltd.	102,200	2,787,959
	Ryoyo Electro Corp.	80,700	1,156,952
	Sanko Co., Ltd.	22,000	163,509
	Sanshin Electronics Co., Ltd.	79,000	933,866
	Satori Electric Co., Ltd.	42,180	832,214
	Sekonic Corp.	36,000	116,557
#	Shindengen Electric Manufacturing Co., Ltd.	217,000	1,266,237
#	Shinkawa, Ltd.	50,800	1,280,049
	Shinko Shoji Co., Ltd.	57,000	820,943
#	Shizuki Electric Co., Inc.	78,000	294,993
	Siix Corp.	26,300	444,654
	SMK Corp.	200,000	1,449,247
#	Software Research Associates, Inc.	18,400	369,581
	Sokkisha Co., Ltd.	85,000	284,118
	Sorun Corp.	73,500	562,467
# *	SPC Electronics Corp.	48,200	175,190
	Star Micronics Co., Ltd.	141,000	2,175,856
#	Sumida Corp.	48,149	1,075,195
#	Sumisho Computer Systems Corp.	122,000	2,179,233
	SunTelephone Co., Ltd.	92,000	785,809
	Tabai Espec Corp.	58,000	935,962
	Tachibana Eletech Co., Ltd.	50,000	547,613
	Tamura Corp.	202,000	891,544
	Tamura Taiko Holdings, Inc.	163,000	956,823
# *	Teac Corp.	493,000	702,248
	Teikoku Tsushin Kogyo Co., Ltd.	133,000	788,500
	TKC Corp.	81,800	1,575,992
	Toko, Inc.	268,000	1,038,858
#	Tokyo Denpa Co., Ltd.	19,800	321,930
#	Tokyo Electron Device, Ltd.	198	494,763
#	Tomen Electronics Corp.	41,700	1,034,876
	Tose Co., Ltd.	17,800	249,644
#	Toshiba Ceramics Co., Ltd.	383,000	1,356,641
# *	Totoku Electric Co., Ltd., Tokyo	91,000	160,736
	Toukei Computer Co., Ltd.	19,610	253,420
#	Towa Corp.	39,000	261,550
# *	Towa Meccs Corp.	127,000	161,682
#	Toyo Corp.	82,500	1,404,287
#	Trans Cosmos, Inc.	53,800	3,174,942
	Tsuzuki Densan Co., Ltd.	22,500	139,803
	Uniden Corp.	197,000	2,950,625
	Ve Data, Inc.	43,000	133,532
	Yamaichi Electronics Co., Ltd.	50,100	676,942
	Yaskawa Information Systems Corp.	40,000	177,863
	Yokowo Co., Ltd.	51,300	642,228
#	Zuken, Inc.	69,100	807,716
Total Information Technology			151,945,299

Materials — (7.9%)
	Achilles Corp.	549,000	1,144,159
	Agro-Kanesho Co., Ltd.	7,000	55,695
#	Air Water, Inc.	13,250	124,893
	Arakawa Chemical Industries, Ltd.	39,000	524,630
	Aronkasei Co., Ltd.	97,000	544,023

16

	Asahi Organic Chemicals Industry Co., Ltd.	244,000	1,011,804
	Chuetsu Pulp and Paper Co., Ltd.	309,000	874,514
*	Chugai Mining Co., Ltd.	564,300	642,585
#	Chugoku Marine Paints, Ltd.	173,000	1,028,043
#	Chugokukogyo Co., Ltd.	69,000	289,434
# *	Co-Op Chemical Co., Ltd.	163,000	298,796
# *	Dai Nippon Toryo, Ltd.	342,000	688,313
#	Dai-Ichi Kogyo Seiyaku Co., Ltd.	76,000	268,459
#	Daiken Corp.	331,000	1,288,894
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	251,000	1,292,339
	Dainippon Shigyo Co., Ltd.	25,000	102,832
#	Daio Paper Corp.	306,000	3,250,344
#	Daiso Co., Ltd.	259,000	1,038,801
	DC Co., Ltd.	75,000	426,130
	Dijet Industrial Co., Ltd.	58,000	191,335
	FP Corp.	60,600	1,905,695
	Fujikura Kasei Co., Ltd.	74,000	828,624
	Fumakilla, Ltd.	59,000	176,122
	Geostar Corp.	10,000	38,045
	Godo Steel, Ltd.	438,000	2,936,494
#	Gun-Ei Chemical Industry Co., Ltd.	222,000	893,945
	Harima Chemicals, Inc.	61,000	411,015
	Hodogaya Chemical Co., Ltd.	184,000	1,048,464
	Hokkan Holdings, Ltd.	159,000	580,433
	Hokko Chemical Industry Co., Ltd.	71,000	317,831
	Hokuetsu Paper Mills, Ltd.	457,000	2,814,927
	Hokushin Co., Ltd.	64,000	141,212
	Honshu Chemical Industry Co., Ltd.	17,000	132,625
	Ihara Chemical Industry Co., Ltd.	126,000	458,801
	ISE Chemicals Corp.	59,000	377,752
	Ishihara Sangyo Kaisha, Ltd.	1,007,500	1,992,129
# *	Ishii Iron Works Co., Ltd.	77,000	275,719
#	Japan Carlit Co., Ltd.	46,000	539,315
	JSP Corp.	77,500	745,986
	Kanto Denka Kogyo Co., Ltd.	139,000	985,833
	Kasei (C.I.) Co., Ltd.	89,000	348,160
	Katakura Chikkarin Co., Ltd.	43,000	218,291
*	Kawasaki Kasei Chemicals, Ltd.	88,000	159,879
#	Kishu Paper Co., Ltd.	233,000	543,889
	Koatsu Gas Kogyo Co., Ltd.	135,000	879,422
	Kohsoku Corp.	48,000	343,541
	Komatsu Wall Industry Co., Ltd.	26,400	553,598
	Konishi Co., Ltd.	49,000	461,757
	Kumiai Chemical Industry Co., Ltd.	218,000	541,138
	Kureha Chemical Industry Co., Ltd.	493,000	2,595,586
#	Kurimoto, Ltd.	336,000	1,178,258
#	Kurosaki Harima Corp.	247,000	1,348,760
	MEC Co., Ltd.	24,300	676,392
	Mesco, Inc.	15,000	106,696
*	Mitsubishi Paper Mills, Ltd.	844,000	1,809,346
	Mitsubishi Plastics, Inc.	548,000	1,818,140
	Mitsubishi Shindoh Co., Ltd.	157,000	594,603
#	Mitsubishi Steel Manufacturing Co., Ltd.	375,000	2,360,689
# *	Mitsui Mining Co., Ltd.	384,000	898,486
	Mory Industries, Inc.	108,000	386,842

17

	Nakabayashi Co., Ltd.	147,000	414,615
	Nakayama Steel Works, Ltd.	327,000	1,600,924
#	Neturen Co., Ltd., Tokyo	106,000	1,282,233
	Nichia Steel Works, Ltd.	114,900	597,247
	Nichireki Co., Ltd.	65,000	261,902
#	Nifco, Inc.	152,000	3,322,962
	Nihon Kagaku Sangyo Co., Ltd.	44,000	378,501
	Nihon Matai Co., Ltd.	82,000	212,932
	Nihon Nohyaku Co., Ltd.	170,000	480,243
	Nihon Parkerizing Co., Ltd.	182,000	2,687,995
	Nihon Seiko Co., Ltd.	11,000	51,018
*	Nippon Carbide Industries Co., Inc., Tokyo	163,000	327,860
#	Nippon Chemical Industrial Co., Ltd.	235,000	710,287
#	Nippon Concrete Industries Co., Ltd.	108,000	309,425
#	Nippon Denko Co., Ltd.	280,000	932,661
	Nippon Fine Chemical Co., Ltd.	65,000	479,465
	Nippon Foil Mfg., Co., Ltd.	51,000	98,130
# *	Nippon Kasei Chemical Co., Ltd.	260,000	620,868
	Nippon Kinzoku Co., Ltd.	161,000	398,160
# *	Nippon Koshuha Steel Co., Ltd.	396,000	1,044,395
#	Nippon Metal Industry Co., Ltd.	440,000	1,003,908
	Nippon Paint Co., Ltd.	434,000	2,030,653
	Nippon Pigment Co., Ltd.	11,000	42,843
#	Nippon Pillar Packing Co., Ltd.	51,000	380,798
	Nippon Soda Co., Ltd.	364,000	1,359,909
#	Nippon Synthetic Chemical Industry Co., Ltd.	244,000	1,013,801
	Nippon Valqua Industries, Ltd.	242,000	843,328
#	Nippon Yakin Kogyo Co., Ltd.	230,000	1,012,725
	Nittetsu Mining Co., Ltd.	227,000	1,679,746
	Nitto FC Co., Ltd.	72,000	492,960
	Noda Corp.	33,800	188,610
#	NOF Corp.	523,000	3,170,990
	Okamoto Industries, Inc.	317,000	1,333,995
#	Okura Industrial Co., Ltd.	148,000	953,202
	Osaka Steel Co., Ltd.	116,300	2,415,328
	Pacific Metals Co., Ltd.	508,000	2,911,939
	Riken Technos Corp.	174,000	846,912
# *	S Science Co., Ltd.	2,420,000	1,163,529
#	S.T. Chemical Co., Ltd.	81,700	1,202,405
	Sakai Chemical Industry Co., Ltd.	266,000	1,389,241
	Sakata INX Corp.	157,000	771,672
#	Sanyo Chemical Industries, Ltd.	324,000	2,884,375
	Sekisui Plastics Co., Ltd.	256,000	1,000,339
	Shikoku Chemicals Corp.	146,000	972,082
	Shinagawa Refractories Co., Ltd.	162,000	752,787
	Shin-Etsu Polymer Co., Ltd.	212,000	2,971,893
	Showa Highpolymer Co., Ltd.	132,000	478,609
	Showa Tansan Co., Ltd.	49,000	206,141
	Somar Corp.	43,000	286,448
#	Stella Chemifa Corp.	31,700	1,205,482
#	Sumitomo Light Metal Industries, Ltd.	1,015,000	2,554,429
	Sumitomo Osaka Cement Co., Ltd.	215,000	671,622
	Sumitomo Pipe & Tube Co., Ltd.	76,000	493,511
	Sumitomo Seika Chemicals Co., Ltd.	186,000	908,218
	Taisei Lamick Co., Ltd.	15,300	477,152

18

#	Takasago International Corp.	271,000	1,280,695
	Takiron Co., Ltd.	195,000	769,358
	Tayca Corp.	124,000	413,015
*	Titan Kogyo Kabushiki Kaisha	59,000	129,266
	Toda Kogyo Corp.	113,000	513,500
	Tohcello Co., Ltd.	83,000	728,020
# *	Toho Rayon Co., Ltd.	384,000	2,864,183
#	Toho Zinc Co., Ltd.	354,000	2,966,348
# *	Tohpe Corp.	36,000	65,255
#	Tokai Carbon Co., Ltd.	534,000	3,080,216
#	Tokai Pulp & Paper Co., Ltd.	157,000	572,396
	Tokushu Paper Manufacturing Co., Ltd.	146,000	819,751
	Tokyo Rope Manufacturing Co., Ltd.	404,000	1,051,603
	Tokyo Tekko Co., Ltd.	112,000	962,467
	Tomoegawa Paper Co., Ltd.	96,000	400,657
	Tomoku Co., Ltd.	220,000	634,753
#	Topy Industries, Ltd.	571,000	2,331,214
	Toyo Kohan Co., Ltd.	255,000	1,038,565
	Tsutsunaka Plastic Industry Co., Ltd.	128,000	534,856
	TYK Corp.	82,000	244,281
	Ube Material Industries, Ltd.	192,000	657,677
#	Wood One Co., Ltd.	122,000	773,592
	Yamamura Glass Co., Ltd.	319,000	1,113,151
	Yamato Kogyo Co., Ltd.	160,000	3,320,916
	Yodogawa Steel Works, Ltd.	464,000	2,833,221
	Yuki Gosei Kogyo Co., Ltd.	49,000	177,940
#	Yushiro Chemical Industry Co., Ltd.	38,000	1,075,183
Total Materials			140,145,947

Consumer Staples — (7.6%)
	Aderans Co., Ltd.	106,650	2,948,548
	Ahjikan Co., Ltd.	10,500	90,681
	Ariake Japan Co., Ltd.	88,100	2,467,679
	Asahi Soft Drinks Co., Ltd.	137,500	1,645,657
	Bull Dog Sauce Co., Ltd.	37,000	409,744
#	Calpis Co., Ltd.	213,000	1,734,837
*	Cawachi, Ltd.	63,800	2,473,291
	CFS Corp.	72,500	505,016
	Chuo Gyorui Co., Ltd.	93,000	280,243
	Coca-Cola Central Japan Co., Ltd.	248	2,127,685
	CVS Bay Area, Inc.	55,000	186,183
	DyDo Drinco, Inc.	43,300	1,747,281
	Echo Trading Co., Ltd.	11,000	155,667
	Ensuiko Sugar Refining Co., Ltd.	85,000	275,005
	Fancl Corp.	51,400	3,555,166
*	First Baking Co., Ltd.	98,000	172,195
#	Fuji Oil Co., Ltd.	224,100	2,113,432
	Fujicco Co., Ltd.	78,000	1,137,973
#	Fujiya Co., Ltd.	325,000	736,289
	Hagoromo Foods Corp.	41,000	429,464
	Harashin Co., Ltd.	42,000	572,995
#	Hayashikane Sangyo Co., Ltd.	212,000	331,923
	Heiwado Co., Ltd.	151,000	2,998,390
# *	Hohsui Corp.	90,000	158,115
	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	579,986

19

#	Hokuto Corp.	89,300	1,408,130
#	Inageya Co., Ltd.	126,000	983,230
#	Itochu Shokuh Co., Ltd.	33,600	1,272,207
#	Itoham Foods, Inc.	539,000	2,104,836
	Izumiya Co., Ltd.	232,000	1,912,870
	J-Oil Mills, Inc.	426,000	2,411,912
	K.R.S. Corp.	30,700	498,789
#	Kagome Co., Ltd.	244,900	3,044,811
	Kameda Seika Co., Ltd.	61,000	641,377
*	Kanebo, Ltd.	104,200	324,064
	Kasumi Co., Ltd.	152,000	1,016,860
	Katokichi Co., Ltd.	419,100	2,882,661
	Key Coffee, Inc.	56,400	783,931
#	Kibun Food Chemifa Co., Ltd.	73,000	1,537,826
#	Kinki Coca-Cola Bottling Co., Ltd.	171,000	1,838,125
	Kirin Beverage Corp.	60,300	1,406,183
	Kirindo Co., Ltd.	17,500	223,884
#	Kyodo Shiryo Co., Ltd.	256,000	478,464
#	Kyokuyo Co., Ltd.	291,000	717,076
#	Life Corp.	140,400	1,949,953
	Mandom Corp.	62,800	1,643,157
	Marudai Food Co., Ltd.	333,000	782,950
#	Maruetsu, Inc.	349,000	1,407,417
#	Maruha Group, Inc.	822,000	1,851,721
	Maruya Co., Ltd.	14,000	98,363
	Maxvalu Tohok Co., Ltd.	18,200	161,369
#	Meito Sangyo Co., Ltd.	58,400	1,208,113
	Mercian Corp.	380,000	1,245,823
	Mikuni Coca-Cola Bottling Co., Ltd.	137,000	1,448,884
	Milbon Co., Ltd.	32,040	1,162,165
	Ministop Co., Ltd.	75,400	1,758,411
#	Mitsui Sugar Co., Ltd.	360,850	1,570,730
#	Miyoshi Oil & Fat Co., Ltd.	202,000	460,342
	Morinaga & Co., Ltd.	697,000	1,791,280
	Morinaga Milk Industry Co., Ltd.	713,000	2,477,513
#	Morishita Jinton Co., Ltd.	47,800	178,070
	Morozoff, Ltd.	84,000	271,206
	Myojo Foods Co., Ltd.	104,000	567,281
#	Nagatanien Co., Ltd.	96,000	775,450
	Nakamuraya Co., Ltd.	152,000	993,672
#	Nichiro Corp.	419,000	908,267
*	Nihon Chouzai Co., Ltd.	10,000	300,768
	Nihon Shokuh Kako Co., Ltd.	71,000	332,555
#	Niitaka Co., Ltd.	7,260	82,004
#	Nippon Beet Sugar Manufacturing Co., Ltd.	411,000	1,195,088
#	Nippon Flour Mills Co., Ltd.	477,000	2,212,832
	Nippon Formula Feed Manufacturing Co., Ltd.	174,000	360,468
	Nippon Suisan Kaisha, Ltd.	723,000	2,852,697
	Nissin Sugar Manufacturing Co., Ltd.	122,000	469,099
	Nitto Flour Milling Co., Ltd.	90,000	316,514
#	Nosan Corp.	317,000	1,113,294
#	Oenon Holdings, Inc.	159,000	603,560
	Oie Sangyo Co., Ltd.	20,900	214,545
	Okuwa Co., Ltd.	123,000	1,647,834
	Olympic Corp.	56,900	464,704

20

	Oriental Yeast Co., Ltd.	77,000	479,224
*	Pietro Co., Ltd.	10,300	99,988
#	Pigeon Corp.	46,900	666,009
	Poplar Co., Ltd.	19,660	266,744
	Posful Corp.	58,800	276,845
*	Prima Meat Packers, Ltd.	533,000	829,388
	Q’Sai Co., Ltd.	81,600	863,107
	Riken Vitamin Co., Ltd.	64,400	1,679,158
	Rock Field Co., Ltd.	32,000	606,951
#	Ryoshoku, Ltd.	84,400	2,194,000
#	S Foods, Inc.	77,500	710,180
#	Sakata Seed Corp.	132,300	1,881,240
#	Seijo Corp.	27,200	734,378
	Shikoku Coca-Cola Bottling Co., Ltd.	60,000	760,553
	Shoei Foods Corp.	35,000	236,723
#	Showa Sangyo Co., Ltd.	438,000	1,310,710
# *	Snow Brand Milk Products Co., Ltd.	615,500	2,553,406
	Snow Brand Seed Co., Ltd.	30,000	150,023
#	Sogo Medical Co., Ltd.	16,500	341,576
	Sonton Food Industry Co., Ltd.	43,000	457,005
#	Sotetsu Rosen Co., Ltd.	70,000	340,781
	Starzen Corp.	212,000	606,509
#	Sugi Pharmacy Co., Ltd.	139,200	3,273,506
#	T.Hasegawa Co., Ltd.	107,400	1,687,940
	Takara Holdings, Inc.	167,000	1,006,813
	The Nisshin Oillio Group, Ltd.	445,000	3,417,997
	Three F Co., Ltd.	17,700	161,076
*	Tobu Store Co., Ltd.	165,000	465,812
	Toho Co., Ltd.	67,000	478,274
	Tokyu Store Chain Corp.	175,000	930,940
	Torigoe Co., Ltd.	63,000	488,475
*	Toyo Sugar Refining Co., Ltd.	105,000	180,637
*	Tsuruha Holdings, Inc.	46,400	1,799,801
	U.Store Co., Ltd.	63,600	532,493
#	Unicafe, Inc.	14,260	211,256
*	Unicharm Petcare Corp.	31,000	1,165,638
	Unimat Offisco Corp.	45,500	811,977
	Valor Co., Ltd.	69,200	2,496,524
#	Wakodo Co., Ltd.	12,200	450,413
#	Warabeya Nichiyo Co., Ltd.	41,360	582,906
#	Yaizu Suisankagaku Industry Co., Ltd.	33,400	402,116
#	Yaoko Co., Ltd.	51,300	1,212,825
#	Yomeishu Seizo Co., Ltd.	82,000	988,950
	Yonekyu Corp.	69,000	779,513
#	Yukiguni Maitake Co., Ltd.	77,180	339,131
Total Consumer Staples			134,108,291

Financials — (7.5%)
	Aichi Bank, Ltd.	20,200	2,257,845
	Akita Bank, Ltd.	543,000	2,857,195
	Aomori Bank, Ltd.	507,000	1,967,661
# *	Azel Corp., Tokyo	132,000	329,957
#	Bank of Ikeda, Ltd.	40,600	2,214,199
	Bank of Iwate, Ltd.	14,900	972,017
	Bank of Okinawa, Ltd.	50,400	2,132,537

21

	Bank of Saga, Ltd.	475,000	1,887,321
#	Bank of the Ryukyus, Ltd.	80,780	2,466,363
#	Central Finance Co., Ltd.	254,000	2,186,162
	Century Leasing System, Inc.	136,000	2,061,460
# *	Chiba Kogyo Bank, Ltd.	129,700	2,374,762
	Chukyo Bank, Ltd.	599,000	2,116,389
#	Cosmo Securities Co., Ltd.	1,099,000	2,777,566
	Credia Co., Ltd.	28,000	396,869
	Daibiru Corp.	288,000	3,093,814
#	Daiko Clearing Services Corp.	41,000	896,633
	Daisan Bank, Ltd.	480,000	1,579,807
	Daiwa Kosho Lease Co., Ltd.	397,000	2,422,230
#	Ehime Bank, Ltd.	410,000	1,411,984
	Eighteenth Bank, Ltd.	481,000	2,964,036
	Fukui Bank, Ltd.	674,000	2,488,160
	Fukushima Bank, Ltd.	523,000	1,018,594
*	Fuyo General Lease Co., Ltd.	31,000	1,289,064
*	Gro-BeLS Co., Ltd.	134,000	268,884
	Higashi-Nippon Bank, Ltd.	507,000	2,657,110
#	Hokuetsu Bank, Ltd.	641,000	1,882,952
	Ichiyoshi Securities Co., Ltd.	131,000	2,576,288
	Jaccs Co., Ltd.	174,000	1,719,146
	Kagawa Bank, Ltd.	205,350	1,209,090
*	Kanto Tsukuba Bank, Ltd.	100,300	1,890,484
	Keihanshin Real Estate Co., Ltd.	117,000	913,051
	Kita-Nippon Bank, Ltd.	20,406	1,148,771
*	Kiyo Holdings, Inc.	1,083,000	2,965,842
	Kobayashi Yoko Co., Ltd.	24,800	378,313
#	Kosei Securities Co., Ltd.	226,000	538,312
# *	Kyushu-Shinwa Holdings, Inc.	910,000	2,099,406
	Marusan Securities Co., Ltd.	197,000	2,300,235
	Meiwa Estate Co., Ltd.	63,600	992,086
	Michinoku Bank, Ltd.	425,000	1,633,336
	Minato Bank, Ltd.	828,000	2,731,606
#	Mito Securities Co., Ltd.	219,000	1,774,333
	Mitsubishi UFJ Financial Group, Inc.	1	13,214
	Miyazaki Bank, Ltd.	386,000	1,920,234
*	Momiji Holdings, Inc.	743	2,569,411
	Nagano Bank, Ltd.	230,000	876,992
#	Nisshin Fire & Marine Insurance Co., Ltd.	494,000	2,074,756
#	Odakyu Real Estate Co., Ltd.	120,000	559,377
	Oita Bank, Ltd.	359,000	2,742,679
	Osaka Securities Finance Co., Ltd.	54,000	342,456
#	Pocket Card Co., Ltd.	82,000	918,689
	Ricoh Leasing Co., Ltd.	82,700	2,310,545
	Sankei Building Co., Ltd.	175,000	1,522,901
#	Sanyo Electric Credit Co., Ltd.	93,700	1,757,140
	Shikoku Bank, Ltd.	524,000	2,595,160
	Shimizu Bank, Ltd.	26,000	1,247,008
#	Shinki Co., Ltd.	192,100	1,643,622
#	Shoei Co., Ltd.	31,680	877,864
	Suruga Corp.	28,600	1,780,322
#	Tachihi Enterprise Co., Ltd.	38,350	1,738,034
	Takagi Securities Co., Ltd.	156,000	1,041,139
	The Daito Bank, Ltd.	376,000	864,128

22

	TOC Co., Ltd.	373,950	2,240,172
	Tochigi Bank, Ltd.	314,000	2,702,611
	Toho Bank, Ltd.	578,000	2,976,673
	Toho Real Estate Co., Ltd.	152,000	1,241,741
	Tohoku Bank, Ltd.	194,000	540,971
	Tokai Tokyo Securities Co., Ltd.	190,250	1,237,589
#	Tokushima Bank, Ltd.	186,200	1,459,294
	Tokyo Rakutenchi Co., Ltd.	173,000	892,479
#	Tokyo Theatres Co., Inc.	199,000	697,236
#	Tokyu Community Corp.	35,700	999,632
#	Tokyu Livable, Inc.	39,500	2,385,959
	Tomato Bank, Ltd.	290,000	757,470
#	Tottori Bank, Ltd.	235,000	775,639
	Towa Bank, Ltd.	661,000	1,714,846
# *	Towa Real Estate Development Co., Ltd.	286,500	1,881,849
	Toyo Securities Co., Ltd.	245,000	1,609,217
	Yamagata Bank, Ltd.	485,000	2,739,988
	Yuraku Real Estate Co., Ltd.	146,000	922,631
Total Financials			133,013,538

Health Care — (3.0%)
	Aloka Co., Ltd.	74,000	661,643
	As One Corp.	47,380	1,149,115
	Create Medic Co., Ltd.	21,000	264,369
#	Eiken Chemical Co., Ltd.	59,000	623,217
	Fuso Pharmaceutical Industries, Ltd.	234,000	751,297
	Hitachi Medical Corp.	100,000	1,233,636
	Hogy Medical Co., Ltd.	44,600	2,242,871
	Iwaki & Co., Ltd.	55,000	177,844
#	Japan Medical Dynamic Marketing, Inc.	44,900	359,002
#	Jeol, Ltd.	210,000	1,104,842
	JMS Co., Ltd.	92,000	320,090
#	Kaken Pharmaceutical Co., Ltd.	286,000	2,360,730
	Kawamoto Corp.	4,000	22,622
	Kawanishi Holdings, Ltd.	7,400	110,219
	Kawasumi Laboratories, Inc.	45,000	305,610
	Kissei Pharmaceutical Co., Ltd.	176,000	3,005,844
	KYORIN Pharmaceutical Co., Ltd.	203,000	2,612,128
	Miraca Holdings, Inc.	111,000	2,184,701
#	Mochida Pharmaceutical Co., Ltd.	343,000	3,220,782
#	Nichii Gakkan Co.	95,200	2,065,405
	Nihon Kohden Corp.	119,000	1,985,802
#	Nikken Chemicals Co., Ltd.	171,000	504,202
# *	Nippon Chemiphar Co., Ltd.	102,000	805,851
	Nippon Shinyaku Co., Ltd.	183,000	1,544,292
	Nipro Corp.	171,000	2,541,352
	Nissui Pharmaceutical Co., Ltd.	51,000	424,471
#	Paramount Bed Co., Ltd.	87,300	1,997,878
	Rion Co., Ltd.	5,000	49,376
#	Rohto Pharmaceutical Co., Ltd.	298,000	3,458,730
	Seikagaku Corp.	147,500	1,665,311
#	SSP Co., Ltd.	338,000	2,787,110
	Teikoku Hormone Manufacturing Co., Ltd.	74,000	728,824
	Topcon Corp.	75,000	2,431,637
	Torii Pharmaceutical Co., Ltd.	74,900	1,501,657

23

#	Towa Pharmaceutical Co., Ltd.	41,900	863,374
# *	Toyama Chemicals Co., Ltd.	510,000	3,319,349
	Vital-Net, Inc.	98,800	619,297
	Wakamoto Pharmaceutical Co., Ltd.	77,000	322,741
#	Zeria Pharmaceutical Co., Ltd.	116,000	1,072,677
Total Health Care			53,399,898

Energy — (0.8%)
	AOC Holdings, Inc.	20,000	359,658
# *	Fuji Kosan Co., Ltd.	212,000	329,957
	Itochu Enex Co., Ltd.	250,000	1,865,406
	Japan Oil Transportation Co., Ltd.	79,000	266,092
	Kanto Natural Gas Development Co., Ltd.	146,000	1,154,346
#	Kyoei Tanker Co., Ltd.	92,000	306,582
	Mitsuuroko Co., Ltd.	172,000	1,178,799
#	Modec, Inc.	95,500	2,489,136
#	Nippon Gas Co., Ltd.	115,000	896,749
#	Petrolub International Co., Ltd.	69,800	277,930
#	Sala Corp.	98,000	487,705
	San-Ai Oil Co., Ltd.	191,000	908,095
	Shinko Plantech Co., Ltd.	115,000	858,469
	Sinanen Co., Ltd.	204,000	1,228,926
#	Toa Oil Co., Ltd.	319,000	628,760
# *	Toyo Kanetsu KK	341,000	942,246
Total Energy			14,178,856

Utilities — (0.5%)
#	Hokkaido Gas Co., Ltd.	150,000	428,332
	Hokuriku Gas Co., Ltd.	94,000	336,819
	Okinawa Electric Power Co., Ltd.	44,010	2,732,014
	Saibu Gas Co., Ltd.	982,000	2,325,327
	Shizuokagas Co., Ltd.	191,000	1,303,079
#	Tokai Corp.	178,000	1,051,515
Total Utilities			8,177,086

Telecommunication Services — (0.1%)
	JSAT Corp.	820	1,919,411

Other — (0.0%)
*	Akai Electric Co., Ltd.	363,000	0
*	Fujii & Co., Ltd.	44,000	380
*	Gajoen Kanko KK	37,000	0
*	Kakuei (L.) Corp.	100,000	864
*	Kirayaka Holdings, Inc.	98,000	332,720
*	Maruishi Holdings Co., Ltd.	214,000	1,849
*	New Real Property KK	43,900	0
*	Nichiboshin, Ltd.	1,190	1,028
*	Takarabune Corp.	26,000	0
Total Other			336,841

TOTAL COMMON STOCKS			1,321,544,045

RIGHTS/WARRANTS — (0.0%)
*	Kanematsu Corp. Warrants 03/31/06	20,125	0

24

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (25.4%)
Repurchase Agreement, Mizuho Securities USA 4.53%, 03/01/06 (Collateralized by $423,522,649 U.S. STRIPS, rates ranging from 0% to 3.375%, maturities ranging from 08/15/07 to 08/15/20, valued at $290,700,000) to be repurchased at $285,035,863	$285,000	285,000,000

Repurchase Agreement, Deutsche Bank Securities 4.52%, 03/01/06 (Collateralized by $194,395,721 U.S. STRIPS, rates ranging from 0% to 9.00%, maturities ranging from 08/15/11 to 05/15/29; U.S. Treasury Bond 8.125%, 05/15/21; & U.S. Treasury Notes 3.25%, 01/15/09 & 3.00%, 02/15/09, valued at $152,687,426) to be repurchased at $149,712,349	149,694	149,693,554

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $16,022,000 FHLMC Notes 4.00%, 09/22/09, valued at $15,801,698) to be repurchased at $15,569,903	15,568	15,568,000
TOTAL TEMPORARY CASH INVESTMENTS		450,261,554

TOTAL INVESTMENTS - (100.0%) (Cost $1,530,351,373)##		$1,771,805,599

25

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value††

AUSTRALIA — (40.5%)
COMMON STOCKS — (40.4%)
	A.I., Ltd.	129,195	$27,856
	A.P. Eagers, Ltd.	28,067	155,932
	AAV, Ltd.	192,653	142,442
#	ABB Grain, Ltd.	417,667	2,451,069
	ABC Learning Centres, Ltd.	22,584	127,070
*	Acclaim Exploration NL	435,905	10,344
*	Adacel Technologies, Ltd.	113,249	36,987
	ADCorp Australia, Ltd.	123,389	56,689
#	Adelaide Bank, Ltd.	334,667	3,313,407
	Adelaide Brighton, Ltd.	1,594,863	3,052,684
#	Adsteam Marine, Ltd.	798,927	1,184,498
	Adtrans Group, Ltd.	32,047	75,972
*	Agenix, Ltd.	333,983	78,972
*	AGT Biosciences, Ltd.	261,684	121,714
*	Ainsworth Game Technology, Ltd.	393,653	149,946
	AJ Lucas Group, Ltd.	85,235	57,625
	Alesco Corp., Ltd.	217,588	1,610,293
*	Alkane Exploration, Ltd.	185,165	32,960
*	Allegiance Mining NL	702,073	111,575
*	Allied Medical, Ltd.	11,746	0
*	Altium, Ltd.	162,100	35,952
*	Amadeus Energy, Ltd.	566,265	416,083
	Amalgamated Holdings, Ltd.	335,951	1,142,210
	Amcom Telecommunications, Ltd.	596,711	66,032
*	Amity Oil NL	372,573	117,052
*	Amrad Corp., Ltd.	211,023	85,690
*	Anadis, Ltd.	136,900	36,079
	Ansell, Ltd.	19,924	161,904
*	Antaeus Energy, Ltd.	193,687	13,375
#	ARB Corporation, Ltd.	151,288	359,361
*	Arc Energy, Ltd.	648,384	784,919
	Ariadne Australia, Ltd.	286,001	116,443
*	Arrow Pharmaceuticals, Ltd.	650,000	1,284,445
	Aspen Group, Ltd.	4,354	3,880
*	Astron, Ltd.	54,000	150,256
	Atlas Group Holding, Ltd.	243,871	205,042
	Atlas Pacific, Ltd.	82,585	21,440
#	AuIron Energy, Ltd.	491,058	681,389
	Ausdrill, Ltd.	298,417	354,315
*	Ausmelt, Ltd.	36,118	10,736
	Auspine, Ltd.	139,906	376,200
	Austal, Ltd.	586,250	941,556
*	Austar United Communications, Ltd.	4,130,450	3,354,718

1

	Austereo Group, Ltd.	1,174,877	1,428,047
	Austin Group, Ltd.	70,265	26,818
#	Australand Property Group	783,966	1,179,092
#	Australian Agricultural Co., Ltd.	769,517	963,601
*	Australian Magnesium Corp., Ltd.	16,619	3,562
	Australian Pharmaceutical Industries, Ltd.	773,518	1,634,944
#	Australian Pipeline Trust	840,815	2,706,033
# *	Australian Worldwide Exploration, Ltd.	1,190,894	2,253,457
	Auto Group, Ltd.	41,309	6,134
#	Autron Corporation, Ltd.	989,247	76,494
#	AV Jennings Homes, Ltd.	560,261	511,196
	Avatar Industries, Ltd.	195,019	235,456
*	Avexa, Ltd.	67,761	14,059
*	Babcock & Brown Environmental Investments, Ltd.	244,164	444,630
*	Ballarat Goldfields NL	3,548,642	1,237,513
#	Bank of Queensland, Ltd.	316,233	3,627,179
	Baxter Group, Ltd.	110,652	376,372
#	BayCorp Advantage, Ltd.	683,618	1,605,607
	Beach Petroleum, Ltd.	1,963,084	1,674,442
	Beaconsfield Gold NL	89,078	26,456
#	Bendigo Bank, Ltd.	367,307	3,894,120
*	Bendigo Mining NL	1,327,813	2,070,745
*	Betcorp, Ltd.	27,362	97,113
*	Beyond International, Ltd.	61,256	29,109
# *	Biota Holdings, Ltd.	489,627	630,297
#	Blackmores, Ltd.	43,225	456,755
*	Blina Diamonds, Ltd. NL	15,073	7,692
#	Bolnisi Gold NL	828,668	1,288,299
	Boom Logistics, Ltd.	453,500	1,414,691
*	Boulder Group NL	717,587	74,158
*	BQT Solutions, Ltd.	179,898	22,666
*	Bradken, Ltd.	301,716	1,047,850
	Brazin, Ltd.	276,893	362,939
	Brickworks, Ltd.	24,266	239,679
	Bridgestone Australia, Ltd.	66,100	146,669
	Broadcast Services Australia, Ltd.	337,438	62,727
*	Buka Mineral, Ltd.	210,323	40,323
	Cabcharge Australia, Ltd.	349,408	1,697,089
	Campbell Brothers, Ltd.	141,866	1,435,595
	Candle Australia, Ltd.	113,822	270,242
*	Cape Range Wireless, Ltd.	3,581,304	50,636
# *	Capral Aluminium, Ltd.	460,611	438,912
*	Cardno, Ltd.	37,585	122,629
*	Carpenter Pacific Resources, Ltd.	348,383	227,127
	CDS Technologies, Ltd.	61,294	116,242
	Cedar Woods Properties, Ltd.	85,977	213,822
*	Cellestis, Ltd.	270,681	845,500
	Cellnet Telecommunications Group, Ltd.	91,100	69,138
*	Centamin Egypt, Ltd.	1,409,437	749,221
#	Centennial Coal, Ltd.	916,321	2,416,104
	Central Equity, Ltd.	183,928	264,110
*	Ch4 Gas, Ltd.	193,000	193,060
*	Charters Towers Gold Mines, Ltd.	937,142	108,099
# *	Chemeq, Ltd.	166,742	76,684
#	Chiquita Brands South Pacific, Ltd.	348,787	144,004

2

*	Circadian Technologies, Ltd.	64,591	53,406
	Citect Corp., Ltd.	109,822	179,963
# *	City Pacific, Ltd.	154,481	411,162
*	Climax Mining, Ltd.	870,299	257,330
# *	Clough, Ltd.	1,236,465	340,995
*	Clover Corp., Ltd.	269,348	31,071
*	Cluff Resources Pacific NL	911,746	12,090
	CMI, Ltd.	81,810	78,998
*	CO2 Group, Ltd.	280,693	47,565
	Coates Hire, Ltd.	777,161	3,384,547
	Codan, Ltd.	141,104	95,799
#	Coffey International, Ltd.	187,844	482,483
	Collection House, Ltd.	224,054	142,215
	Colorado Group, Ltd.	290,827	796,109
#	Commander Communications, Ltd.	659,802	971,056
*	Compass Resources NL	188,000	211,912
#	Consolidated Minerals, Ltd.	675,388	1,314,863
*	Consolidated Rutile, Ltd.	157,941	90,667
*	Coplex Resources NL	231,400	15,463
*	Copperco, Ltd.	1,750,000	35,019
	Corporate Express Australia, Ltd.	559,779	2,487,769
	Count Financial, Ltd.	668,138	993,135
	Coventry Group, Ltd.	91,754	394,584
*	CPI, Ltd.	68,585	23,037
#	Crane Group, Ltd.	171,296	1,345,316
*	Croesus Mining NL	878,058	185,437
*	Cue Energy Resources, Ltd.	452,354	70,291
	Danks Holdings, Ltd.	10,425	69,869
#	DCA Group, Ltd.	509,294	1,315,116
	Devine, Ltd.	309,498	172,152
*	Dioro Exploration NL	297,142	13,877
*	Dominion Mining, Ltd.	192,017	159,454
# *	Dragon Mining NL	709,605	68,133
*	E.R.G., Ltd.	1,647,173	147,727
*	Echelon Resources, Ltd.	7,950	4,363
*	Emporer Mines, Ltd.	324,668	100,938
	Energy Developments, Ltd.	420,089	1,242,786
*	Energy World Corp., Ltd.	325,630	6,724
#	Envestra, Ltd.	2,370,022	2,093,439
*	Environmental Solutions International, Ltd.	13,473	9,003
	Equigold NL	476,475	458,043
	Evans & Tate, Ltd.	144,000	16,977
#	Excel Coal, Ltd.	625,010	3,132,320
*	Falcon Minerals, Ltd.	240,897	56,037
	Fantastic Holdings, Ltd.	249,681	548,297
*	First Australian Resources, Ltd.	598,074	57,935
	FKP, Ltd.	567,626	2,208,160
#	Fleetwood Corp., Ltd.	141,170	727,091
#	Flight Centre, Ltd.	277,855	2,296,573
	Forest Enterprises Australia, Ltd.	730,767	346,283
*	Fortescue Metals Group, Ltd.	700,670	2,912,826
#	Funtastic, Ltd.	312,883	423,728
	Futuris Corp., Ltd.	1,990,990	3,475,161
	Gale Pacific, Ltd.	124,716	148,422
#	GasNet Australia Group	399,700	799,501

3

	Gazal Corp., Ltd.	104,542	224,363
# *	Genetic Technologies, Ltd.	830,383	216,803
*	Geodynamics, Ltd.	299,333	380,252
*	Giants Reef Mining, Ltd.	41,182	25,991
	Globe International, Ltd.	882,836	209,370
*	Gold Aura, Ltd.	41,097	2,118
*	Goldstream Mining NL	151,648	45,766
	Gowing Bros., Ltd.	79,311	171,373
*	Gradipore, Ltd.	248,857	371,101
#	Graincorp, Ltd. Series A	97,210	836,769
	Grand Hotel Group	713,825	443,896
	GRD, Ltd.	597,971	1,280,346
#	Great Southern Plantations, Ltd.	928,381	2,615,248
	Green’s Foods, Ltd.	197,278	84,023
	GUD Holdings, Ltd.	174,840	1,008,375
#	Gunns, Ltd.	1,060,588	2,276,443
*	Gutnick Resources NL	17,866	610
#	GWA International, Ltd.	856,509	2,155,196
*	Gympie Gold, Ltd.	20,163	0
# *	Hardman Resources, Ltd.	2,057,965	2,853,718
#	Healthscope, Ltd.	711,576	2,023,854
*	Henry Walker Eltin Group, Ltd.	463,214	0
# *	Herald Resources, Ltd.	158,766	140,878
	HGL, Ltd.	91,978	128,452
#	Hills Industries, Ltd.	520,920	2,025,487
	Home Building Society, Ltd.	28,368	263,576
*	Horizon Oil, Ltd.	752,832	89,620
#	Housewares International, Ltd.	314,587	421,108
	HPAL, Ltd.	345,699	432,451
# *	Hutchison Telecommunications (Australia), Ltd.	1,803,251	354,109
	IBA Health, Ltd.	789,487	426,434
	IBT Education, Ltd.	237,774	366,903
*	ICSGlobal, Ltd.	155,693	33,582
#	iiNet, Ltd.	293,557	341,346
*	Imdex, Ltd.	135,662	48,295
	Incitec Pivot, Ltd.	165,924	2,206,363
*	Independence Group NL	257,608	434,064
*	Independent Practitioner Network, Ltd.	457,414	35,613
*	Indophil Resources NL	790,764	365,772
	Infomedia, Ltd.	696,356	270,638
	Institute of Drug Technology Australia, Ltd.	82,205	85,601
	Integrated Group, Ltd.	145,820	172,744
	Integrated Research, Ltd.	261,513	96,730
	Integrated Tree Cropping, Ltd.	95,052	76,255
*	Intellect Holdings, Ltd.	48,362	7,042
*	Intermoco, Ltd.	1,067,459	42,879
	International All Sports, Ltd.	58,815	20,031
	Invocare, Ltd.	299,921	922,205
#	IOOF Holdings, Ltd.	188,654	1,089,158
#	Iress Market Technology, Ltd.	312,860	1,118,544
	IWL, Ltd.	163,678	534,294
*	Ixla, Ltd.	89,921	1,536
	JB Hi-Fi, Ltd.	319,227	1,144,576
#	Jones (David), Ltd.	1,260,395	2,662,721
#	Jubilee Mines NL	380,555	1,906,842

4

	Just Group, Ltd.	605,300	1,432,351
	K&S Corp., Ltd.	140,818	341,356
*	Kagara Zinc, Ltd.	562,523	1,204,793
*	Keycorp, Ltd.	156,412	169,112
*	Kids Campus, Ltd.	69,303	43,820
*	Kimberley Diamond Co. NL	296,906	354,769
*	Kings Minerals NL	516,989	72,881
#	Kingsgate Consolidated, Ltd.	255,569	1,036,823
	Kresta Holdings, Ltd.	231,002	37,646
*	Lakes Oil NL	2,260,738	33,529
	Lemarne Corp., Ltd.	20,790	42,161
*	Leyshon Resources, Ltd.	103,357	17,025
	Lighting Corp., Ltd.	180,200	79,008
*	Longreach Group, Ltd.	276,023	14,181
*	Lynas Corp., Ltd.	433,768	72,226
#	MacArthur Coal, Ltd.	550,976	2,121,829
	MacMahon Holdings, Ltd.	1,539,739	811,791
*	Macmin Silver, Ltd.	926,171	266,505
*	Macquarie Corporate Telecommunications, Ltd.	35,019	20,421
	Magellan Petroleum Australia, Ltd.	32,760	34,702
*	Magnesium International, Ltd.	32,803	9,059
*	Maryborough Sugar Factory, Ltd.	600	5,346
*	Matrix Oil NL	284,505	18,167
	MaxiTRANS Industries, Ltd.	482,299	286,185
#	McGuigan Simeon Wines, Ltd.	353,136	807,610
#	McPherson’s, Ltd.	146,587	190,045
*	Medica Holdings, Ltd.	31,587	17,981
	Melbourne IT, Ltd.	85,583	101,499
*	Metabolic Pharmaceuticals, Ltd.	700,000	269,341
# *	Metal Storm, Ltd.	1,482,706	282,936
#	MFS, Ltd.	276,486	704,696
# *	Miller’s Retail, Ltd.	693,399	662,616
	Minara Resources, Ltd.	1,335,759	1,992,483
#	Mincor Resources NL	492,383	241,838
	Monadelphous Group, Ltd.	238,478	1,082,832
	Mortgage Choice, Ltd.	75,000	118,632
*	Mosaic Oil NL	756,146	92,714
*	Mount Gibson Iron, Ltd.	1,157,056	570,293
*	Multiemedia, Ltd.	4,822,552	35,858
*	MXL, Ltd.	932,804	61,404
	MYOB, Ltd.	1,059,201	784,697
	Namoi Cotton Cooperative, Ltd.	176,490	84,975
	National Can Industries, Ltd.	97,017	104,344
	New Hope Corp., Ltd.	1,757,459	1,678,338
*	Nexus Energy, Ltd.	734,642	263,325
*	Norwood Abbey, Ltd.	326,063	99,234
# *	Novogen, Ltd.	281,642	898,186
	Nufarm, Ltd.	287,774	2,324,333
# *	Nylex, Ltd.	2,499,758	239,807
	Oakton, Ltd.	248,733	550,599
	Oamps, Ltd.	424,530	1,099,123
*	Occupational & Medical Innovations, Ltd.	31,208	22,173
# *	Oceana Gold, Ltd.	1,111,700	657,063
*	Orbital Engine Corp., Ltd.	537,358	40,336
	OrotonGroup, Ltd.	79,968	119,614

5

*	Oxiana, Ltd.	1,350,469	1,905,400
	Pacific Brands, Ltd.	1,579,411	2,645,029
	Pacific Group, Ltd.	401,618	587,378
# *	Paladin Resources, Ltd.	1,385,832	3,645,043
*	Palm Springs, Ltd.	278,505	6,008
# *	Pan Australian Resouces, Ltd.	2,321,653	420,216
*	Pan Pacific Petroleum NL	491,700	39,635
*	Panbio, Ltd.	58,078	12,572
	Paperlinx, Ltd.	1,465,430	3,688,119
*	Payce Consolidated, Ltd.	29,670	71,818
*	Peet & Co., Ltd.	34,831	76,259
	Penfold Buscombe, Ltd.	85,065	97,993
*	People Telecom, Ltd.	535,431	37,848
*	Peptech, Ltd.	425,247	439,537
*	Perilya, Ltd.	491,030	681,438
# *	Perseverance Corp., Ltd.	1,686,832	486,398
*	Petra Diamonds, Ltd.	65,193	80,132
# *	Petsec Energy, Ltd.	340,356	555,972
*	Pharmaxis, Ltd.	215,030	326,131
*	Plantcorp NL	4,329	0
	Plaspak Group, Ltd.	99,965	59,314
*	PMP, Ltd.	863,573	1,040,354
*	Polartechnics, Ltd.	57,873	3,390
	Port Bouvard, Ltd.	108,200	147,605
*	Port Douglas Reef Resorts, Ltd.	251,655	0
*	PowerTel, Ltd. Series B	175,372	135,812
*	Prana Biotechnology, Ltd.	195,424	28,997
*	Precious Metals Australia, Ltd.	12,727	17,784
*	Preston Resources NL	64,000	758
	Primary Health Care, Ltd.	374,857	3,130,634
	Prime Television, Ltd.	334,381	808,083
*	Primelife Corp., Ltd.	275,967	232,542
*	Progen Industries, Ltd.	83,761	183,211
	Programmed Maintenance Service, Ltd.	217,322	593,782
# *	Psivida, Ltd.	1,116,864	566,940
	Queensland Cotton Holdings, Ltd.	64,879	192,267
	Ramsay Health Care, Ltd.	425,740	3,149,176
	Raptis Group, Ltd.	12,000	8,019
	Rebel Sport, Ltd.	225,105	558,537
#	Redfire Resources NL	1,217,979	249,331
# *	Redflex Holdings, Ltd.	230,706	447,808
	Reece Australia, Ltd.	251,463	2,855,167
*	Reinsurance Australia Corp., Ltd.	399,993	135,961
#	Repco Corp., Ltd.	513,959	862,719
	Repcol, Ltd.	308,668	123,229
# *	Resolute Mining, Ltd.	680,217	570,373
*	Resonance Health, Ltd.	29,264	1,939
*	Resource Pacific Holdings, Ltd.	246,000	225,558
#	Ridley Corp., Ltd.	805,263	807,826
	Roberts, Ltd.	105,344	196,104
# *	Roc Oil Co., Ltd.	624,664	1,459,408
	Rock Building Society, Ltd.	25,092	89,451
	Ross Human Directions, Ltd.	128,454	49,994
	Rural Press, Ltd.	287,691	2,434,756
	S8, Ltd.	236,239	580,771

6

	SAI Global, Ltd.	309,247	685,307
*	Sally Malay Mining, Ltd.	402,323	267,180
#	Salmat, Ltd.	341,073	1,069,569
	Schaffer Corp., Ltd.	33,766	135,641
#	SDI, Ltd.	237,810	133,357
*	Sedimentary Holdings, Ltd.	577,321	87,704
	Select Harvests, Ltd.	118,592	1,276,403
	Senetas Corp., Ltd.	1,320,478	572,971
	Servcorp, Ltd.	207,972	773,489
	Seven Network, Ltd.	354,582	2,157,221
	SFE Corp., Ltd.	334,655	3,159,869
*	Silex System, Ltd.	381,434	927,311
	Sims Group, Ltd.	253,018	2,893,137
# *	Sino Gold, Ltd.	391,681	1,127,397
*	Sirtex Medical, Ltd.	96,109	164,074
	Skilled Engineering, Ltd.	238,174	832,423
	Smorgon Steel Group, Ltd.	2,608,317	2,445,675
	SMS Management & Technology, Ltd.	132,991	234,043
#	Southern Cross Broadcasting (Australia), Ltd.	152,380	1,359,995
*	Southern Pacific Petroleum NL	698,740	0
#	SP Telecommunications, Ltd.	925,947	643,743
*	Sphere Investments, Ltd.	28,000	19,985
#	Spotless Group, Ltd.	664,610	2,532,097
*	St. Barbara Mines, Ltd.	1,908,122	732,688
*	Starpharma Holdings, Ltd.	258,219	92,171
	Straits Resources, Ltd.	488,164	1,106,226
*	Strategic Minerals Corp. NL	358,100	41,051
*	Strathfield Group, Ltd.	492,553	14,930
*	Striker Resources NL	435,484	12,503
#	STW Communications Group, Ltd.	581,443	1,305,544
#	Sunland Group, Ltd.	720,738	1,065,679
# *	Super Cheap Auto Group, Ltd.	255,318	492,179
	Sydney Aquarium, Ltd.	49,135	246,937
*	Sydney Gas, Ltd.	661,636	186,065
	Symex Holdings, Ltd.	203,321	188,610
*	Taipan Resources NL	2,475,883	128,887
*	Tandou, Ltd.	3,410	3,454
*	Tap Oil, Ltd.	461,403	760,377
	Technology One, Ltd.	705,539	292,043
*	Tectonic Resources NL	259,183	35,625
*	Television & Media Services, Ltd.	80,023	54,035
#	Ten Network Holdings, Ltd.	1,202,665	2,659,699
	Thakral Holdings Group	1,876,418	1,078,964
#	Timbercorp, Ltd.	844,993	2,031,576
*	Titan Resources, Ltd.	595,172	23,348
*	Tooth & Co., Ltd.	153,000	7,611
*	Total Communications Infrastructure, Ltd.	101,853	127,029
#	Transfield Services, Ltd.	499,145	2,714,153
*	Triako Resources, Ltd.	31,217	23,940
	Troy Resources NL	140,242	294,831
	Trust Company of Australia, Ltd.	75,179	562,798
*	Union Resources, Ltd.	1,000,000	53,115
	United Group, Ltd.	393,438	3,508,998
*	Unitract, Ltd.	147,406	29,511
*	Universal Resources, Ltd.	109,414	8,131

7

*	Unwired Group, Ltd.	515,389	159,464
	UXC, Ltd.	370,944	286,542
	VeCommerce, Ltd.	13,680	13,722
# *	Ventracor, Ltd.	502,158	399,657
*	Victoria Petroleum NL	2,180,492	50,170
	Villa World, Ltd.	229,021	259,455
*	Village Life, Ltd.	203,651	52,924
	Village Roadshow, Ltd.	591,536	1,037,019
*	Virotec International NL	507,775	243,180
# *	Vision Group, Ltd.	165,171	528,683
	Vision Systems, Ltd.	522,137	798,230
*	Voicenet (Australia), Ltd.	495,284	8,343
	Volante Group, Ltd.	273,599	219,779
	Waterco, Ltd.	33,300	80,277
	Watpac, Ltd.	158,608	245,815
#	Wattyl, Ltd.	230,962	611,385
	Webster, Ltd.	122,278	68,741
# *	Wedgetail Exploration NL	1,413,422	37,816
*	Western Areas NL	404,190	653,605
	WHK Group, Ltd.	225,793	962,870
	Wide Bay Capricorn Building Society, Ltd.	47,718	318,574
	Yates, Ltd.	60,281	2,339
TOTAL COMMON STOCKS			250,721,957

PREFERRED STOCKS — (0.1%)
	Village Roadshow, Ltd. Class A	290,423	472,017

RIGHTS/WARRANTS — (0.0%)
*	Pan Pacific Petroleum NL Options 06/30/07	163,900	4,990
*	Polartechnics, Ltd. Options 11/28/06	7,234	16
TOTAL RIGHTS/WARRANTS			5,006

TOTAL — AUSTRALIA			251,198,980

HONG KONG — (23.7%)
COMMON STOCKS — (23.7%)
*	139 Holdings, Ltd.	620,000	6,280
	ABC Communications (Holdings), Ltd.	930,000	70,320
	Aeon Credit Service (Asia) Co., Ltd.	740,000	587,177
	ALCO Holdings, Ltd.	996,000	434,748
	Allan International Holdings, Ltd.	592,000	79,301
	Allied Group, Ltd.	559,200	856,246
	Allied Properties, Ltd.	810,600	555,067
*	Anex International Holdings, Ltd.	152,000	2,409
*	Applied International Holdings, Ltd.	1,243,000	61,082
*	APT Satellite Holdings, Ltd.	599,000	136,761
*	Artel Solutions Group Holdings, Ltd.	2,315,000	30,091
	Arts Optical International Holdings, Ltd.	468,000	145,969
*	Asia Aluminum Holdings, Ltd.	7,172,000	884,922
*	Asia Commercial Holdings, Ltd.	72,800	5,904
	Asia Financial Holdings, Ltd.	2,340,908	1,186,611
*	Asia Logistics Technologies, Ltd.	22,140	4,320

8

	Asia Satellite Telecommunications Holdings, Ltd.	459,500	785,912
	Asia Standard International Group, Ltd.	9,454,000	362,226
*	Asia Tele-Net & Technology Corp., Ltd.	521,000	24,413
	Associated International Hotels, Ltd.	898,000	762,893
	Automated Systems Holdings, Ltd.	340,000	81,653
*	B.A.L. Holdings, Ltd.	406	11
	Baltrans Holdings, Ltd.	470,000	284,281
*	Beijing Development (Hong Kong), Ltd.	166,000	18,240
*	Bestway International Holdings, Ltd.	9,222,000	269,451
#	Bossini International Holdings, Ltd.	2,493,500	259,230
	Bright International Group, Ltd.	710,000	49,301
#	Cafe de Coral Holdings, Ltd.	1,214,000	1,530,738
*	Capital Estate, Ltd.	1,550,000	82,179
*	Capital Prosper, Ltd.	480,000	6,499
	Capital Strategic Investment, Ltd.	30,500	4,624
*	Carico Holdings, Ltd.	2,948	65
	Cash Financial Services Group, Ltd.	27,018	1,098
*	Casil Telecommunications Holdings, Ltd.	1,420,000	66,305
*	Catic International Holdings, Ltd.	5,332,000	78,587
	CCT Telecom Holdings, Ltd.	472,970	72,236
	CEC International Holdings, Ltd.	220,279	4,237
*	Celestial Asia Securities Holdings, Ltd.	426,036	20,456
*	Central China Enterprises, Ltd.	210,400	19,496
#	Champion Technology Holdings, Ltd.	2,086,581	337,404
	Chaoda Modern Agriculture (Holdings), Ltd.	3,870,000	2,323,046
	Chen Hsong Holdings, Ltd.	1,210,000	749,845
	Cheuk Nang (Holdings), Ltd.	118,201	71,294
*	Cheung Tai Hong Holdings, Ltd.	100,920	5,705
	Chevalier International Holdings, Ltd.	551,482	548,608
	Chevalier Itech Holdings, Ltd.	355,250	69,449
*	China Aerospace International Holdings, Ltd.	3,384,000	170,682
*	China Bio-medical Group, Ltd.	415,000	8,024
*	China Digicontent Co., Ltd.	2,710,000	3,493
*	China Electronics Corp. Holdings Co., Ltd.	668,250	122,697
	China Everbright International, Ltd.	3,945,000	261,081
*	China Everbright Technology, Ltd.	3,244,000	104,185
# *	China Gas Holdings, Ltd.	6,028,000	1,280,048
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	220,975
*	China Insurance International Holdings Co., Ltd.	2,868,000	1,133,470
*	China Investments Holdings, Ltd.	210,000	4,548
*	China Merchants Dichain (Asia), Ltd.	7,160,000	28,732
*	China Metal International Holdings, Ltd.	100,000	35,936
*	China Motion Telecom International, Ltd.	257,000	4,530
	China Motor Bus Co., Ltd.	74,000	581,781
*	China Nan Feng Group, Ltd.	28,800	361
#	China National Aviation Co., Ltd.	6,634,000	1,326,525
	China Online (Bermuda), Ltd.	296,240	49,180
*	China Oriental Group Co., Ltd.	2,646,000	610,668
*	China Pharmaceutical Enterprise and Investment Corp., Ltd.	3,116,000	576,541
*	China Power International Development, Ltd.	3,070,000	973,489
	China Rare Earth Holdings, Ltd.	1,180,000	167,943
	China Resources Land, Ltd.	3,280,000	1,755,161
	China Resources Logic, Ltd.	5,844,000	674,526
*	China Rich Holdings, Ltd.	676,000	14,299
*	China Sci-Tech Holdings, Ltd.	278,600	4,161

9

*	China Shineway Pharmaceutical Group, Ltd.	448,000	288,469
*	China Star Entertainment, Ltd.	440,292	13,489
*	China Strategic Holdings, Ltd.	1,368,500	170,971
	Chinney Investments, Ltd.	1,144,000	113,156
	Chitaly Holdings, Ltd.	476,000	241,555
#	Chow Sang Sang Holdings International, Ltd.	1,125,680	461,908
#	Chuangs China Investments, Ltd.	1,347,000	77,430
	Chuang’s Consortium International, Ltd.	1,858,884	152,459
	Chun Wo Holdings, Ltd.	1,671,917	162,689
	Chung Tai Printing Holdings, Ltd.	548,000	83,636
# *	CITIC 21CN Co., Ltd.	7,724,000	1,155,568
	CITIC International Financial	1,800,000	814,849
*	CITIC Resources Holdings, Ltd.	9,938,000	1,696,478
	City e Solutions, Ltd.	186,000	20,549
*	City Telecom (H.K.), Ltd.	1,070,000	83,689
# *	Clear Media, Ltd.	1,035,000	1,070,221
*	Climax International Co., Ltd.	296,000	986
	CNPC (Hong Kong), Ltd.	6,430,000	1,915,843
*	CNT Group, Ltd.	3,078,000	44,789
	Coastal Greenland, Ltd.	2,440,000	112,661
#	COFCO International, Ltd.	3,906,000	2,075,550
*	Comba Telecom Systems Holdings, Ltd.	1,618,000	630,994
*	Compass Pacific Holdings, Ltd.	624,000	10,859
*	Computer & Technologies Holdings, Ltd.	432,000	59,457
	Continental Holdings, Ltd.	98,825	10,933
	Continental Mariner Investment Co., Ltd.	1,328,000	247,626
	COSCO International Holdings, Ltd.	2,573,600	497,687
	Coslight Technology International Group, Ltd.	626,000	131,436
	Cosmos Machinery Enterprises, Ltd.	1,126,400	57,038
*	Crocodile Garments, Ltd.	1,539,000	126,049
	Cross Harbour Tunnel Co., Ltd.	458,520	368,007
*	CSMC Technologies Corp.	980,000	52,452
*	Culturecom Holdings, Ltd.	3,767,000	66,944
*	Dah Hwa International Holdings, Ltd.	2,354,000	53,145
*	Dan Form Holdings Co., Ltd.	2,386,600	140,578
*	Daqing Petroleum & Chemical Group, Ltd.	1,375,000	83,759
	Dickson Concepts International, Ltd.	715,130	1,049,925
	Digital China Holdings, Ltd.	1,416,000	500,002
*	DVN Holdings, Ltd.	744,490	158,258
*	Dynamic Global Holdings, Ltd.	3,522,000	19,068
	Dynamic Holdings, Ltd.	244,000	98,335
	Eagle Nice (International) Holdings, Ltd.	70,000	23,064
	Easyknit International Holdings, Ltd.	282,860	4,969
*	Eforce Holdings, Ltd.	2,620,000	8,136
	Egana Jewelry & Pearls, Ltd.	331,789	61,414
#	Eganagoldfeil Holdings, Ltd.	2,491,235	863,642
	Emperor Entertainment Hotel, Ltd.	2,035,000	716,086
	Emperor International Holdings, Ltd.	2,430,360	616,539
*	e-New Media Co., Ltd.	320,000	31,374
*	eSun Holdings, Ltd.	833,600	390,753
*	Extrawell Pharmaceutical Holdings, Ltd.	3,220,000	98,149
*	Ezcom Holdings, Ltd.	72,576	449
	Fairwood Holdings, Ltd.	186,600	149,830
#	Far East Consortium International, Ltd.	3,491,239	1,471,690
*	Far East Hotels & Entertainment, Ltd.	1,853,000	94,897

10

*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	28,189
	First Natural Foods Holdings, Ltd.	295,000	22,001
	First Pacific Co., Ltd.	4,420,000	1,568,874
	First Sign International Holdings, Ltd.	1,424,000	47,685
#	Fong’s Industries Co., Ltd.	944,000	868,563
*	Forefront International Holdings, Ltd.	658,000	48,346
*	Fortuna International Holdings, Ltd.	9,344,000	12,012
*	Foundation Group, Ltd.	335,200	1,386
*	Founder Holdings, Ltd.	1,854,000	121,221
	Fountain Set Holdings, Ltd.	1,868,000	831,723
	Four Seas Frozen Food Holdings, Ltd.	347,184	41,343
	Four Seas Mercantile Holdings, Ltd.	592,000	221,297
*	Fu Ji Food & Catering Services Holdings, Ltd.	350,000	721,590
*	Fujian Holdings, Ltd.	237,800	5,211
	Fujikon Industrial Holdings, Ltd.	532,000	115,193
*	Fushan Holdings, Ltd.	3,276,000	334,733
*	GeoMaxima Energy Holdings, Ltd.	5,810,000	45,785
	Giordano International, Ltd.	3,752,000	1,989,157
	Global China Group Holdings, Ltd.	3,022,000	257,995
	Global Green Tech Group, Ltd.	1,336,000	139,190
*	Global Tech (Holdings), Ltd.	5,612,000	36,170
	Glorious Sun Enterprises, Ltd.	2,360,000	1,077,653
	Gold Peak Industries (Holdings), Ltd.	1,059,250	172,355
*	Goldbond Group Holdings, Ltd.	2,609,500	39,269
#	Golden Meditech Company, Ltd.	1,500,119	447,819
*	Golden Resorts Group, Ltd.	2,556,000	623,104
	Golden Resources Development International, Ltd.	1,456,500	61,876
*	Gold-Face Holdings, Ltd.	2,003,600	0
	Goldlion Holdings, Ltd.	1,438,000	212,433
*	Golik Holdings, Ltd.	930,500	39,198
*	Good Fellow Group, Ltd.	3,488,000	107,060
	Grande Holdings, Ltd.	562,000	424,094
*	Great Wall Cybertech, Ltd.	15,795,170	20,360
	Group Sense (International), Ltd.	2,062,000	159,131
	Guangdong Brewery Holdings, Ltd.	3,180,000	1,492,852
*	Guangnan Holdings, Ltd.	1,421,600	291,214
	Guangzhou Investment Co., Ltd.	14,032,000	2,400,355
*	Guo Xin Group, Ltd.	3,640,000	11,581
	Guorun Holdings, Ltd.	3,570,000	341,767
	GZI Transport, Ltd.	2,348,000	947,761
	Hang Fung Gold Technology, Ltd.	1,040,482	141,106
	Hang Ten Group Holdings, Ltd.	1,405,850	199,428
	Hanny Holdings, Ltd.	372,018	235,619
*	Hansom Eastern (Holdings), Ltd.	173,661	4,851
	Harbour Centre Development, Ltd.	562,000	923,853
	Harbour Ring International Holdings, Ltd.	13,212,000	1,217,554
*	Hen Fung Holdings, Ltd.	1,914,000	40,954
	Heng Tai Consumables Group, Ltd.	1,420,000	260,364
	Hengan International Group Co., Ltd.	990,000	1,335,239
	High Fashion International, Ltd.	268,000	58,444
	HKR International, Ltd.	2,875,136	1,589,422
	Hon Kwok Land Investment Co., Ltd	572,535	163,693
	Hong Kong Catering Management, Ltd.	512,000	85,956
*	Hong Kong Construction Holdings, Ltd.	2,276,000	236,218
#	Hong Kong Ferry (Holdings) Co., Ltd.	761,300	929,302

11

*	Hong Kong Parkview Group, Ltd.	1,130,000	58,263
*	Hong Kong Pharmaceuticals Holdings, Ltd.	1,834,000	45,862
	Hongkong Chinese, Ltd.	2,126,000	275,053
*	Hop Hing Holdings, Ltd.	660,265	17,022
	Hsin Chong Construction Group, Ltd.	1,569,658	110,949
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	888,000	98,374
*	Huabao International Holdings, Ltd.	19,300	3,069
	Huafeng Textile International Group, Ltd.	260,400	13,398
*	Hualing Holdings, Ltd.	3,360,000	63,427
	Hung Hing Printing Group, Ltd.	1,207,275	797,816
*	Hycomm Wireless, Ltd.	4,709,000	31,997
	I-Cable Communications, Ltd.	3,944,000	966,367
*	I-China Holdings, Ltd.	375,756	7,514
#	IDT International, Ltd.	4,028,486	335,434
*	Imagi International Holdings, Ltd.	137,400	77,096
*	Innomaxx Biotechnology Group, Ltd.	3,050,000	70,276
*	Integrated Distribution Services Group, Ltd.	105,000	139,160
*	Interchina Holdings Co., Ltd.	8,130,000	28,003
	International Bank of Asia, Ltd.	1,964,000	743,245
*	Inworld Group, Ltd.	3,054	4
*	IPE Group, Ltd.	800,000	184,640
	ITC Corp., Ltd.	1,659,460	156,591
#	JCG Holdings, Ltd.	1,380,000	1,137,524
	Jinhui Holdings Co., Ltd.	576,000	108,774
	Joyce Boutique Holdings, Ltd.	1,530,000	88,233
*	Junefield Department Store Group, Ltd.	256,000	2,805
#	K Wah International Holdings, Ltd.	5,500,364	1,471,669
*	Kader Holdings Co., Ltd.	545,600	25,070
*	Kanstar Environmental Paper Products Holdings, Ltd.	1,220,000	54,387
*	Kantone Holdings, Ltd.	4,320,000	281,239
	Karrie International Holdings, Ltd.	696,000	281,399
	Keck Seng Investments (Hong Kong), Ltd.	858,600	248,695
	Kee-Shing Holdings Co., Ltd.	886,000	111,663
	Kin Yat Holdings, Ltd.	586,000	71,995
	King Fook Holdings, Ltd.	1,000,000	50,345
*	King Pacific International Holdings, Ltd.	1,404,200	22,082
	Kingdee International Software Group Co., Ltd.	638,000	188,408
	Kingmaker Footwear Holdings, Ltd.	1,100,955	178,822
*	Kong Sun Holdings, Ltd.	2,198,000	7,083
	Kowloon Development Co., Ltd.	1,165,000	1,520,267
*	KPI Co., Ltd.	396,000	7,156
	KTP Holdings, Ltd.	560,400	40,251
	Kwoon Chung Bus Holdings, Ltd.	556,000	80,914
*	Lai Sun Development Co., Ltd.	26,603,000	738,371
*	Lai Sun Garment (International), Ltd.	2,325,000	229,465
	Lam Soon (Hong Kong), Ltd.	302,310	117,951
	Le Saunda Holdings, Ltd.	236,000	25,254
*	Leadership Publishing Group, Ltd.	250,511	484
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,978
	Lee & Man Holdings, Ltd.	756,000	110,218
# *	Lee & Man Paper Manufacturing, Ltd.	842,000	1,145,377
	Lerado Group (Holding) Co., Ltd.	1,048,000	76,741
*	Li Ning Co., Ltd.	1,896,000	1,618,471
*	LifeTec Group, Ltd.	1,383,000	14,365
	Lippo, Ltd.	1,074,760	259,700

12

#	Liu Chong Hing Bank, Ltd.	1,026,000	2,029,709
	Liu Chong Hing Investment, Ltd.	699,200	817,447
*	Luen Thai Holdings, Ltd.	770,000	249,504
	Luk Fook Holdings (International), Ltd.	690,000	124,719
	Luks Industrial Group, Ltd.	645,555	90,872
	Lung Kee (Bermuda) Holdings, Ltd.	1,325,875	990,388
*	Macau Success, Ltd.	3,780,000	377,738
*	MACRO-LINK International Holdings, Ltd.	1,036,250	26,442
*	Mae Holdings, Ltd.	11,100	773
	Magnificent Estates, Ltd.	8,368,000	161,216
*	Magnum International Holdings, Ltd.	300,000	2,823
	Mainland Headwear Holdings, Ltd.	410,000	142,558
*	Mansion House Group, Ltd.	1,820,000	14,449
	Matrix Holdings, Ltd.	906,000	223,589
	Matsunichi Communications Holdings, Ltd.	966,000	215,841
*	Mei Ah Entertainment Group, Ltd.	1,142,000	43,056
	Melbourne Enterprises, Ltd.	45,500	208,221
	Midas International Holdings, Ltd.	774,000	52,905
#	Midland Realty (Holding), Ltd.	1,810,000	1,126,204
*	Min Xin Holdings, Ltd.	753,200	167,570
	Miramar Hotel & Investment Co., Ltd.	662,000	922,839
*	Morning Star Resources, Ltd.	1,845,000	14,745
*	Moulin International Holdings, Ltd.	699,274	455,192
	Multi-Asia International Holdings, Ltd.	1,708,920	164,624
	Nanyang Holdings, Ltd.	137,500	177,391
	National Electronics Holdings, Ltd.	2,156,000	63,678
	Natural Beauty Bio-Technology, Ltd.	2,480,000	226,841
#	Neo-China Group (Holdings), Ltd.	4,080,000	455,343
*	New Island Printing Holdings, Ltd.	176,000	11,343
*	New World Cyberbase, Ltd.	217,884	4,765
	Newocean Green Energy Holdings, Ltd.	393,120	30,756
	Next Media, Ltd.	3,212,000	1,741,945
	Ngai Lik Industrial Holdings, Ltd.	1,556,000	230,088
*	Nippon Asia Investments Holdings, Ltd.	1,573,200	11,622
*	Norstar Founders Group, Ltd.	144,000	59,032
# *	Onfem Holdings, Ltd.	1,266,000	87,013
	Orient Power Holdings, Ltd.	804,000	23,597
*	Oriental Metals, Ltd.	3,943,780	1,265,498
#	Oriental Press Group, Ltd.	5,418,000	1,112,567
	Oriental Watch Holdings, Ltd.	398,000	82,434
#	Pacific Andes International Holdings, Ltd.	1,786,000	375,751
*	Pacific Basin Shipping, Ltd.	2,704,000	1,334,688
	Pacific Century Insurance Holdings, Ltd.	1,272,000	509,323
#	Pacific Century Premium Developments, Ltd.	5,415,000	1,674,962
*	Pacific Plywood Holdings, Ltd.	4,430,000	16,004
#	Paul Y. ITC Construction Holdings, Ltd.	2,931,839	826,691
	Peace Mark Holdings, Ltd.	1,948,022	843,398
*	Pegasus International Holdings, Ltd.	226,000	30,771
	Perfectech International Holdings, Ltd.	571,450	35,255
	Pico Far East Holdings, Ltd.	2,380,000	524,601
	Playmates Holdings, Ltd.	3,389,000	407,689
	Pokfulam Development Co., Ltd.	234,000	102,973
*	Pokphand (C.P.) Co., Ltd.	5,112,000	312,067
*	Poly Investments Holdings, Ltd.	2,670,000	37,748
# *	Ports Design, Ltd.	803,000	1,027,708

13

#	Prime Success International Group, Ltd.	3,726,000	2,333,383
	Proview International Holdings, Ltd.	944,000	187,584
*	Qin Jia Yuan Media Services Co., Ltd.	565,000	154,275
# *	QPL International Holdings, Ltd.	1,191,000	144,130
	Quality Healthcare Asia, Ltd.	133,800	39,469
	Raymond Industrial, Ltd.	605,400	198,483
	Regal Hotels International Holdings, Ltd.	19,524,000	1,523,705
*	Rexcapital International Holdings, Ltd.	1,272,905	62,747
*	Riche Multi-Media Holdings, Ltd.	7,060,000	221,634
*	Rivera Holdings, Ltd.	3,620,000	97,332
*	Riverhill Holdings, Ltd.	4,072	57
	Road King Infrastructure, Ltd.	1,227,000	1,050,136
	Roadshow Holdings, Ltd.	1,456,000	136,888
	S.A.S.Dragon Holdings, Ltd.	1,696,000	168,461
#	Sa Sa International Holdings, Ltd.	2,664,000	949,533
	Safety Godown Co., Ltd.	408,000	164,920
	Saint Honore Holdings, Ltd.	128,000	31,670
	San Miguel Brewery Hong Kong, Ltd.	612,800	127,813
	SCMP Group, Ltd.	3,754,000	1,386,610
	Sea Holdings, Ltd.	832,000	373,131
*	Seapower Resources International, Ltd.	11,651,680	214,275
	SEEC Media Group, Ltd.	2,550,000	123,907
*	Shanghai Allied Cement, Ltd.	1,152,080	29,821
*	Shanghai Century Holdings, Ltd.	7,142,000	191,723
*	Shanghai Ming Yuan Holdings, Ltd.	5,510,000	516,416
#	Shanghai Real Estates, Ltd.	3,066,000	505,323
	Shaw Brothers Hong Kong, Ltd.	134,000	157,057
	Shell Electric Manufacturing (Holdings) Co., Ltd.	782,172	232,965
	Shenyin Wanguo (Hong Kong), Ltd.	847,500	83,035
#	Shenzhen International Holdings, Ltd.	25,380,000	990,164
	Shougang Concord Century Holdings, Ltd.	1,676,000	116,013
*	Shougang Concord Grand (Group), Ltd.	1,701,000	101,019
*	Shougang Concord International Enterprises Co., Ltd.	10,014,000	739,747
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	137,464
	Shui On Construction & Materials, Ltd.	612,000	1,335,414
*	Shun Ho Resources Holdings, Ltd.	483,000	34,865
	Shun Ho Technology Holdings, Ltd.	1,037,452	75,806
	Silver Grant International Industries, Ltd.	3,643,000	1,083,868
*	Sincere Co., Ltd.	505,500	25,916
#	Singamas Container Holdings, Ltd.	1,358,000	852,526
	Sino Biopharmaceutical, Ltd.	3,368,000	778,257
*	Sino Gas Group, Ltd.	417,600	24,309
	Sino Golf Holdings, Ltd.	438,000	40,509
*	Sino Prosper Holdings, Ltd.	840,000	118,741
*	Sinocan Holdings, Ltd.	350,000	1,760
*	Sinochem Hong Kong Holdings, Ltd.	1,148,800	335,481
*	Sinocom Software Group, Ltd.	404,000	319,360
*	Sino-I.com, Ltd.	43,043,158	603,268
	Sinolink Worldwide Holdings, Ltd.	6,137,600	1,770,209
	Sinopec Kantons Holdings, Ltd.	2,154,000	622,152
	Skynet (International Group) Holdings, Ltd.	1,121	141
	SNP Leefung Holdings, Ltd.	180,000	29,787
*	Softbank Investment International (Strategic), Ltd.	7,398,000	45,638
*	Solartech International Holdings, Ltd.	49,600	1,792
	South China Brokerage Co., Ltd.	4,872,000	63,563

14

	South China Industries, Ltd.	1,124,000	113,010
*	South Sea Holdings Co., Ltd.	127,622,743	946,933
	Southeast Asia Properties & Finance, Ltd.	263,538	35,669
	Starlight International Holdings, Ltd.	1,311,292	181,431
	Starlite Holdings, Ltd.	694,000	55,123
	Stelux Holdings International, Ltd.	1,307,702	203,001
*	Styland Holdings, Ltd.	101,808	289
*	Sun Fook Kong Holdings, Ltd.	386,000	8,909
	Sun Hing Vision Group Holdings, Ltd.	358,000	108,139
	Sun Hung Kai & Co., Ltd.	2,048,600	838,441
*	Sun Innovation Holdings, Ltd.	14,203	5,103
	Sunway International Holdings, Ltd.	866,000	29,804
*	Suwa International Holdings, Ltd.	1,062,000	91,599
	SW Kingsway Capitol Holdings, Ltd.	2,206,000	85,334
	Symphony Holdings, Ltd.	3,537,000	531,642
	Tack Fat Group International, Ltd.	2,904,000	342,008
	Tack Hsin Holdings, Ltd.	542,000	20,099
	Tai Cheung Holdings, Ltd.	1,240,000	700,432
	Tai Fook Securities Group, Ltd.	590,000	78,210
	Tai Sang Land Development, Ltd.	471,984	166,069
	Tak Shun Technology Group, Ltd.	2,088,000	58,474
	Tak Sing Alliance Holdings, Ltd.	2,909,865	158,714
#	Tan Chong International, Ltd.	1,212,000	283,582
	TCC International Holdings, Ltd.	1,124,000	173,796
#	TCL International Holdings, Ltd.	8,466,000	1,237,781
*	Technology Venture Holdings, Ltd.	586,000	10,760
*	Termbray Industries International (Holdings), Ltd.	2,304,900	151,523
	Tern Properties Co., Ltd.	61,200	20,116
	Texwinca Holdings, Ltd.	2,158,000	1,694,898
*	The Sun’s Group, Ltd.	17,004,000	21,918
*	Tian An China Investments Co., Ltd.	1,869,275	760,096
	Tian Teck Land, Ltd.	1,098,000	371,002
	Tianjin Development Holdings, Ltd.	1,896,000	1,216,603
*	Tidetime Sun (Group), Ltd.	196,280	4,705
#	Titan Petrochemicals Group, Ltd.	9,860,000	895,132
*	Tomorrow International Holdings, Ltd.	165,000	12,012
	Tongda Group Holdings, Ltd.	2,780,000	58,855
	Tonic Industries Holdings, Ltd.	1,380,000	31,358
	Top Form International, Ltd.	2,182,000	504,182
	Topsearch International (Holdings), Ltd.	204,000	24,020
	Tristate Holdings, Ltd.	138,000	52,655
	Truly International Holdings, Ltd.	876,000	1,097,836
	Tungtex (Holdings) Co., Ltd.	788,000	202,772
*	Tysan Holdings, Ltd.	1,040,773	49,225
*	U-Cyber Technology Holdings, Ltd.	432,800	13,984
*	United Power Investment, Ltd.	3,328,000	120,890
*	Universal Holdings Ltd	12,220,000	102,183
*	Universe International Holdings, Ltd.	573,339	3,686
	U-Right International Holdings, Ltd.	3,060,000	92,332
	USI Holdings, Ltd.	928,999	307,352
	Van Shung Chong Holdings, Ltd.	359,335	37,374
#	Varitronix International, Ltd.	680,293	498,444
	Veeko International Holdings, Ltd.	1,420,000	42,061
	Victory City International Holdings, Ltd.	905,808	329,785
*	Vision Grande Groupe Holdings, Ltd.	254,000	225,733

15

	Vital Biotech Holdings, Ltd.	470,000	9,693
	Vitasoy International Holdings, Ltd.	2,087,000	765,062
	Vtech Holdings, Ltd.	573,000	2,104,701
	Wah Ha Realty Co., Ltd.	278,600	49,917
*	Wah Nam International Holdings, Ltd.	38,696	726
	Wai Kee Holdings, Ltd.	1,265,738	291,149
	Wang On Group, Ltd.	57,476	19,944
	Wellnet Holdings, Ltd.	2,059,200	141,749
*	Winfoong International, Ltd.	1,210,000	75,478
	Wing On Co. International, Ltd.	659,000	973,521
*	Wing Shan International, Ltd.	896,000	31,731
	Wisdom Venture Holdings, Ltd.	4,610,000	343,691
	Wong’s International (Holdings), Ltd.	737,641	53,262
*	Wonson International Holdings, Ltd.	1,010,000	2,343
	World Houseware (Holdings), Ltd.	605,700	16,937
	Y. T. Realty Group, Ltd.	965,000	136,200
	Yangtzekiang Garment Manufacturing Co., Ltd.	607,500	108,664
*	Yanion International Holdings, Ltd.	488,000	24,473
*	Yaohan International Holdings, Ltd.	974,000	0
	Yau Lee Holdings, Ltd.	534,000	33,258
	YGM Trading, Ltd.	228,000	255,048
	Yip’s Chemical Holdings, Ltd.	674,000	199,565
	Yugang International, Ltd.	11,916,000	167,706
*	Yunnan Enterprises Holdings, Ltd.	240,000	10,865
*	Zhu Kuan Development Co., Ltd.	646,000	48,075
TOTAL COMMON STOCKS			147,183,540

RIGHTS/WARRANTS — (0.0%)
*	Champion Technology Holdings, Ltd. Warrants 02/27/07	405,878	0
*	China Credit Holdings Warrants 07/31/06	191,400	419
*	Climax International Co., Ltd. Rights 03/10/06	148,000	0
*	Global Green Tech Group, Ltd. Warrants 07/07/07	133,600	3,100
*	Global Green Tech Group, Ltd. Warrants 07/07/08	133,600	1,894
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	851
*	Quality Healthcare Asia, Ltd. Warrants 01/13/07	26,760	500
TOTAL RIGHTS/WARRANTS			6,764

TOTAL — HONG KONG			147,190,304

SINGAPORE — (10.9%)
COMMON STOCKS — (10.9%)
*	Acma, Ltd.	3,040,700	74,963
	Airocean Group, Ltd.	1,649,000	121,549
*	Alliance Technology & Development, Ltd.	156,000	10,096
	Amtek Engineering, Ltd.	1,599,250	560,448
	Apollo Enterprises, Ltd.	193,000	86,682
	Armstrong Industrial Corp.	1,460,000	152,496
*	ASA Group Holdings, Ltd.	586,000	45,146
	Ascott Group, Ltd.	1,807,250	1,074,530
	Aussino Group, Ltd.	967,000	220,437
	Benjamin (F.J.) Holdings, Ltd.	1,095,000	286,431
	Beyonics Technology, Ltd.	1,945,800	494,384
	Bonvests Holdings, Ltd.	825,000	466,476

16

	Brilliant Manufacturing, Ltd.	1,855,000	353,389
*	Broadway Industrial Group, Ltd.	461,000	179,246
#	Bukit Sembawang Estates, Ltd.	107,001	849,218
	CH Offshore, Ltd.	823,200	196,760
*	Chemical Industries (Far East), Ltd.	105,910	42,429
	China Merchants Holdings Pacific, Ltd.	652,000	333,492
	Chip Eng Seng Corp., Ltd.	1,775,000	185,627
	Chosen Holdings, Ltd.	1,284,000	146,207
#	Chuan Hup Holdings, Ltd.	4,385,000	1,025,401
	Chuan Soon Huat Industrial Group, Ltd.	614,000	107,981
	CIH, Ltd.	506,699	740,140
*	CK Tang, Ltd.	614,000	185,445
*	Compact Metal Industries, Ltd.	643,000	7,926
*	Cougar Logistics Corp.	482,500	101,109
	Courts Singapore, Ltd.	495,000	193,557
*	CSC Holdings, Ltd.	672,000	26,825
	CSE Global, Ltd.	1,262,000	659,235
	CWT Distribution, Ltd.	461,500	297,892
*	Eagle Brand Holdings, Ltd.	5,158,000	175,793
	Eastern Asia Technology, Ltd.	1,844,260	124,472
*	Eastgate Technology, Ltd.	870,000	32,173
*	Econ International, Ltd.	2,267,000	13,972
	ECS Holdings, Ltd.	1,375,000	299,326
	Eng Wah Organisation, Ltd.	265,000	47,203
	Engro Corp., Ltd.	236,000	139,113
*	Firstlink Investments Corp., Ltd.	995,000	39,430
	Freight Links Express Holdings, Ltd.	3,368,000	124,601
	Frontline Technologies Corp., Ltd.	3,170,000	244,533
#	Fu Yu Manufacturing, Ltd.	2,273,750	655,337
	Fuji Offset Plates Manufacturing, Ltd.	33,750	5,408
	G & W Group Holdings, Ltd.	252,314	27,367
	GB Holdings, Ltd.	200,000	113,394
	Ges International, Ltd.	2,909,000	1,758,438
	GK Goh Holdings, Ltd.	1,494,000	837,076
	Goodpack, Ltd.	1,592,000	1,839,546
	GP Industries, Ltd.	1,516,000	665,768
	Guocoland, Ltd.	1,215,000	1,530,811
	Hiap Moh Corp., Ltd.	34,874	7,093
	Ho Bee Investment, Ltd.	761,000	379,839
	Hong Fok Corp., Ltd.	1,796,000	444,807
	Hong Leong Asia, Ltd.	1,048,000	1,160,043
*	Horizon Education & Technologies, Ltd.	2,054,000	200,623
	Hotel Grand Central, Ltd.	968,395	369,510
	Hotel Plaza, Ltd.	1,189,000	850,082
	Hotel Properties, Ltd.	1,675,000	1,658,256
	Hour Glass, Ltd.	298,000	139,206
	HTL International Holdings, Ltd.	1,471,875	1,311,916
	Huan Hsin Holdings, Ltd.	1,138,400	373,021
	Hup Seng Huat, Ltd.	1,080,240	216,315
	Hwa Hong Corp., Ltd.	2,488,000	924,682
	IDT Holdings, Ltd.	718,000	380,320
*	Inno-Pacific Holdings, Ltd.	680,000	8,363
	Innovalues Precision, Ltd.	520,000	219,839
	International Factors (Singapore), Ltd.	290,000	137,147
*	Internet Technology Group, Ltd.	874,408	13,473

17

*	Interra Resources, Ltd.	37,086	5,693
*	Intraco, Ltd.	292,500	75,784
	Isetan (Singapore), Ltd.	122,500	371,436
	Jaya Holdings, Ltd.	2,733,000	2,182,783
	JK Yaming International, Ltd.	907,000	208,503
	Jurong Cement, Ltd.	132,500	65,740
	Jurong Technologies Industrial Corp., Ltd.	1,446,000	1,594,845
*	K1 Ventures, Ltd.	5,340,500	1,209,026
	Keppel Telecommunications and Transportation, Ltd.	2,058,000	1,974,545
	Khong Guan Flour Milling, Ltd.	19,000	21,898
	Kian Ann Engineering, Ltd.	868,000	93,735
	Kian Ho Bearings, Ltd.	521,000	57,493
*	Koh Brothers, Ltd.	1,494,000	96,160
*	L & M Group Investments, Ltd.	7,107,100	21,902
	Labroy Marine, Ltd.	3,343,000	2,354,373
*	LanTroVision (S), Ltd.	1,117,500	20,599
*	LC Development, Ltd.	2,041,254	148,621
	Lee Kim Tah Holdings, Ltd.	1,600,000	324,727
*	Leong Hin Holdings, Ltd.	657,500	206,165
*	Liang Huat Aluminium, Ltd.	2,954,000	18,208
	Lion Asiapac, Ltd.	473,000	51,043
	Low Keng Huat Singapore, Ltd.	372,000	213,877
	Lum Chang Holdings, Ltd.	1,134,030	160,236
	Magnecomp International, Ltd.	931,000	831,817
	Manufacturing Integration Technology, Ltd.	588,000	38,763
#	MCL Land, Ltd.	1,427,000	1,536,100
*	Mediaring.Com, Ltd.	3,410,000	635,860
	Metro Holdings, Ltd.	2,256,960	1,246,500
	MMI Holdings, Ltd.	1,994,000	878,255
	Multi-Chem, Ltd.	1,263,000	191,640
	Nera Telecommunications, Ltd.	1,450,000	391,666
	New Toyo International Holdings, Ltd.	1,043,000	324,168
	Norelco Centreline Holdings, Ltd.	941,000	218,749
*	Orchard Parade Holdings, Ltd.	1,084,022	442,791
#	Osim International, Ltd.	1,638,000	1,826,107
	Ossia International, Ltd.	728,332	75,957
	Pan-United Corp., Ltd.	2,193,000	846,658
	Pan-United Marine, Ltd.	1,096,500	442,605
	PCI, Ltd.	734,000	247,765
	Pertama Holdings, Ltd.	459,750	101,896
	Popular Holdings, Ltd.	1,813,000	456,491
	PSC Corp., Ltd.	5,723,200	334,821
*	Qian Hu Corp., Ltd.	408,200	70,630
#	Robinson & Co., Ltd.	284,832	1,088,847
	Rotary Engineering, Ltd.	1,624,000	512,264
	San Teh, Ltd.	838,406	174,433
	SBS Transit, Ltd.	1,011,000	1,470,888
	Sea View Hotel, Ltd.	66,000	3,177
*	Seatown Corp., Ltd.	101,000	1,867
	Sembawang Kimtrans, Ltd.	1,618,750	509,817
	Sin Soon Huat, Ltd.	1,307,000	185,246
	Sing Investments & Finance, Ltd.	141,750	134,139
	Singapore Food Industries, Ltd.	1,707,000	1,197,258
	Singapore Reinsurance Corp., Ltd	1,540,935	312,585
	Singapore Shipping Corp., Ltd.	1,930,000	551,617

18

	Singapura Finance, Ltd.	139,250	149,771
	SMB United, Ltd.	2,010,000	210,473
	SNP Corp., Ltd.	466,495	326,455
*	SP Corp., Ltd.	454,000	19,810
	Stamford Land Corp., Ltd.	3,229,000	605,893
	Straits Trading Co., Ltd.	1,117,200	2,104,060
*	Sunright, Ltd.	378,000	62,674
	Superbowl Holdings, Ltd.	490,000	66,551
	Superior Metal Printing, Ltd.	490,500	54,301
	Thakral Corp., Ltd.	6,028,000	316,504
	Tiong Woon Corp. Holding, Ltd.	1,359,000	229,026
*	Transmarco, Ltd.	106,500	40,696
	Trek 2000 International, Ltd.	1,004,000	358,175
	TSM Resources, Ltd.	1,502,000	345,121
	TT International, Ltd.	2,109,600	174,093
*	Tuan Sing Holdings, Ltd.	3,362,000	225,441
*	Ultro Technologies, Ltd.	530,000	17,862
	Unisteel Technology, Ltd.	974,000	1,502,629
	United Engineers, Ltd.	846,666	1,011,497
	United Overseas Insurance, Ltd.	125,500	309,478
	United Pulp & Paper Co., Ltd.	354,000	98,586
	UOB-Kay Hian Holdings, Ltd.	1,602,000	1,193,772
	Vicom, Ltd.	120,000	82,878
	WBL Corp., Ltd.	647,000	2,505,808
	Xpress Holdings, Ltd.	1,392,000	72,755
*	Yongnam Holdings, Ltd.	1,506,000	27,875
TOTAL COMMON STOCKS			67,564,766

RIGHTS/WARRANTS — (0.0%)
*	China Dairy Group Warrants 12/22/07	300,400	10,183

TOTAL — SINGAPORE			67,574,949

NEW ZEALAND — (3.3%)
COMMON STOCKS — (3.3%)
	AFFCO Holdings, Ltd.	1,806,887	442,014
	Cavalier Corp., Ltd.	283,674	506,563
	CDL Hotels New Zealand, Ltd.	1,387,344	568,392
	CDL Investments New Zealand, Ltd.	328,510	89,146
	Colonial Motor Co., Ltd.	126,795	249,365
	Ebos Group, Ltd.	112,108	341,281
*	Evergreen Forests, Ltd.	64,661	10,311
	Fisher & Paykel Apppliances Holdings, Ltd.	170,803	442,436
	Hallenstein Glassons Holdings, Ltd.	241,638	814,040
	Hellaby Holdings, Ltd.	201,679	667,879
	Horizon Energy Distribution, Ltd.	40,420	112,200
	Michael Hill International, Ltd.	156,746	727,761
*	New Zealand Oil & Gas, Ltd.	584,872	332,707
	New Zealand Refining Co., Ltd.	703,890	2,856,419
	Northland Port Corp. (New Zealand), Ltd.	219,997	406,686
#	Nuplex Industries, Ltd.	282,590	961,474
*	Pacific Retail Group, Ltd.	194,156	250,106
#	Port of Tauranga, Ltd.	541,952	1,650,339

19

	Provenco Group, Ltd.	281,600	154,605
	Pyne Gould Guinness, Ltd.	581,127	732,082
	Restaurant Brand New Zealand, Ltd.	369,175	317,381
	Richina Pacific, Ltd.	309,644	102,469
*	Rubicon, Ltd.	995,760	594,392
	Ryman Healthcare Group, Ltd.	415,999	1,470,834
	Sanford, Ltd.	418,047	1,118,929
	Scott Technology, Ltd.	60,843	85,285
*	Seafresh New Zealand, Ltd.	80,520	1,493
	South Port New Zealand, Ltd.	30,744	27,524
	Steel & Tube Holdings, Ltd.	379,638	1,047,071
*	Tasman Farms, Ltd.	157,056	0
	Taylors Group, Ltd.	29,646	34,219
	Tourism Holdings, Ltd.	402,452	423,350
*	Tower, Ltd.	204,346	289,117
*	Trans Tasman Properties, Ltd.	2,311,308	688,683
	Warehouse Group, Ltd.	97,603	247,564
	Waste Management NZ, Ltd.	430,471	1,836,690
TOTAL COMMON STOCKS			20,600,807

RIGHTS/WARRANTS — (0.0%)
*	New Zealand Oil & Gas, Ltd. Warrants 06/30/08	292,436	24,208

TOTAL — NEW ZEALAND			20,625,015

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Aliran Ihsan Resources Berhad	3,300	214
*	Autoways Holdings Berhad	10,000	3,472
*	Promet Berhad	1,143,000	0
*	Rekapacific Berhad	473,000	0
TOTAL COMMON STOCKS			3,686

PREFERRED STOCKS — (0.0%)
*	Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred Shares 12/20/09	17,882	2,179

TOTAL — MALAYSIA			5,865

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
*	Exergy, Inc. ADR	7,260	0

Face Amount
(000)
TEMPORARY CASH INVESTMENTS — (21.6%)
Repurchase Agreement, Mizuho Securities USA 4.53%, 03/01/06 (Collateralized by $203,565,166 U.S. STRIPS, rates ranging from 0% to 7.50%, maturities ranging from 05/15/06 to 11/15/29, valued at $86,700,958) to be repurchased at $85,010,696	$85,000	85,000,000

20

Repurchase Agreement, Deutsche Bank Securities 4.52%, 03/01/06 (Collateralized by $38,100,000 U.S. STRIPS, 05/15/08 & U.S. Treasury Bond 13.25%, 05/15/14, valued at $37,528,769) to be repurchased at $36,797,329	36,793	36,792,709

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $12,368,000 FHLMC Notes 4.00%, 09/22/09, valued at $12,197,940) to be repurchased at $12,018,469	12,017	12,017,000
TOTAL TEMPORARY CASH INVESTMENTS		133,809,709

TOTAL INVESTMENTS - (100.0%) (Cost $564,482,128)##		$620,404,822

21

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value††

COMMON STOCKS — (97.1%)
Industrials — (29.9%)
	600 Group P.L.C.	218,038	$198,731
*	AEA Technology P.L.C.	233,483	468,294
	Aggreko P.L.C.	892,608	4,646,824
	Air Partner P.L.C.	15,611	185,495
*	Airflow Streamlines P.L.C.	20,500	21,036
	Alumasc Group P.L.C.	131,547	400,486
	Amec P.L.C.	363,863	2,529,991
	Arriva P.L.C.	164,299	1,736,115
	Ashtead Group P.L.C.	1,311,281	5,011,079
	Atkins (WS) P.L.C.	343,264	4,768,701
	Autologic Holdings P.L.C.	96,590	208,561
* #	Avis Europe P.L.C.	3,154,308	4,424,264
	Babcock International Group P.L.C.	674,239	2,925,686
*	Bailey (C.H.) P.L.C.	109,500	26,879
*	Bailey (C.H.) P.L.C. Class B	10,000	21,049
*	BB Holdings, Ltd.	8,709	51,586
	Birse Group P.L.C.	421,901	98,079
	Black Arrow Group P.L.C.	56,500	81,752
	Bodycote International P.L.C.	1,165,044	5,319,480
	Braemar Seascope Group P.L.C.	61,003	426,599
	Brammer P.L.C.	144,123	548,186
	Brandon Hire P.L.C.	97,041	317,276
	British Steam Specialties Group P.L.C.	409,205	2,511,010
*	BTG P.L.C.	439,797	1,604,805
	Business Post Group P.L.C.	157,099	870,276
*	Camellia P.L.C.	2,437	336,716
	Carillion P.L.C.	918,195	5,390,056
*	Carlisle Group, Ltd.	3,484	6,967
	Carr’s Milling Industries P.L.C.	19,000	158,695
	Castings P.L.C.	144,035	646,663
	Charles Taylor Consulting P.L.C.	99,799	643,499
*	Charter P.L.C.	561,590	6,536,438
	Chemring Group P.L.C.	113,762	2,232,663
	Chloride Group P.L.C.	973,598	1,872,167
	Christie Group P.L.C.	53,263	126,515
	Clarkson P.L.C.	54,733	834,203
	Communisis P.L.C.	515,412	685,322
*	Cookson Group P.L.C.	669,750	5,551,086
*	Corporate Services Group P.L.C.	1,704,859	275,767
*	Costain Group P.L.C.	1,176,378	984,616
*	Danka Business Systems P.L.C.	1,029,605	404,350
	Dart Group P.L.C.	74,000	547,539
	Datamonitor P.L.C.	199,690	1,104,813

1

	Davis Service Group P.L.C.	601,460	5,194,187
	De La Rue P.L.C.	582,471	5,679,597
	Dewhurst P.L.C.	9,000	36,836
	Dewhurst P.L.C. Class A Non-Voting	15,500	50,691
	Domino Printing Sciences P.L.C.	402,751	1,860,217
*	Easyjet P.L.C.	1,032,000	6,700,512
	Eleco P.L.C.	104,685	103,618
	Enodis P.L.C.	1,616,238	4,280,698
*	Enterprise P.L.C.	72,184	563,406
	Fenner P.L.C.	517,189	1,772,431
	FKI P.L.C.	2,021,042	4,304,398
	Forth Ports P.L.C.	157,056	4,744,050
*	Fortress Holdings P.L.C.	120,728	5,824
	Fulmar P.L.C.	107,500	185,595
	Galliford Try P.L.C.	1,011,944	1,951,201
	Get Group P.L.C.	20,485	39,454
	Gibbs & Dandy P.L.C.	13,681	89,907
	Gleeson (M.J.) Group P.L.C.	174,733	1,165,612
*	Glotel P.L.C.	119,419	182,745
	Go-Ahead Group P.L.C.	162,870	5,015,350
*	Hampson Industries P.L.C.	170,083	476,269
*	Harvey Nash Group P.L.C.	183,750	171,820
	Havelock Europa P.L.C.	75,907	220,188
	Heath (Samuel) & Sons P.L.C.	7,500	64,464
	Helphire Group P.L.C.	543,376	3,620,297
*	Heywood Williams Group P.L.C.	297,460	550,203
	Homeserve P.L.C.	218,579	6,007,888
	Hyder Consulting P.L.C.	159,637	762,499
	Intertek Group P.L.C.	295,331	3,883,410
	Intserve P.L.C.	390,498	2,574,377
*	Invensys P.L.C.	15,605,749	5,747,514
	Ite Group P.L.C.	782,492	1,789,661
	James Halstead P.L.C.	104,416	606,226
	Johnson Service Group P.L.C.	206,862	1,588,709
	Keller Group P.L.C.	215,949	1,720,340
	Kier Group P.L.C.	122,342	3,088,753
	Laing (John) P.L.C.	848,681	4,784,928
	Latchways P.L.C.	22,878	245,931
*	Lavendon Group P.L.C.	122,032	540,471
	Lincat Group P.L.C.	19,000	180,820
	Litho Supplies P.L.C.	20,000	18,053
*	Lorien P.L.C.	60,000	37,373
	Low & Bonar P.L.C.	339,165	704,499
	Management Consulting Group P.L.C.	600,372	613,260
	McAlpine (Alfred) P.L.C.	319,263	2,375,790
	Michael Page International P.L.C.	1,200,784	6,549,593
	Mitie Group P.L.C.	1,046,571	3,742,358
*	Molins P.L.C.	68,000	160,772
*	Morgan Crucible Company P.L.C.	1,125,473	4,466,595
	Morgan Sindall P.L.C.	102,544	2,114,105
	Mouchel Parkman P.L.C.	319,979	1,796,060
	MS International P.L.C.	71,500	199,354
	MSB International P.L.C.	30,748	21,020
	National Express Group P.L.C.	25,000	389,366
	New Avesco P.L.C.	29,998	49,951

2

	Northern Recruitment Group P.L.C.	36,500	89,534
	Northgate P.L.C.	224,508	4,379,288
	Ocean Wilsons Holdings, Ltd.	84,250	641,784
*	Penna Consulting P.L.C.	42,417	98,523
*	Planestation Group P.L.C.	76,551	7,553
	PSD Group P.L.C.	95,878	456,637
	Quantica P.L.C.	115,428	135,380
	Radstone Technology P.L.C.	102,913	492,332
*	Regus Group P.L.C.	3,366,539	6,714,168
	Reliance Security Group P.L.C.	49,710	455,885
*	Renold P.L.C.	153,256	163,577
	Ricardo P.L.C.	220,336	1,195,220
	Robert Walters P.L.C.	291,175	940,132
	ROK property solutions P.L.C.	108,636	1,009,830
	RPS Group P.L.C.	730,729	2,284,506
	Salvesen (Christian) P.L.C.	870,648	992,947
	Senior P.L.C.	1,196,693	1,417,514
	Serco Group P.L.C.	235,235	1,433,043
	Severfield-Rowan P.L.C.	84,679	1,543,380
	Shanks Group P.L.C.	756,400	2,530,660
	SHL Group P.L.C.	165,829	434,720
	SIG P.L.C.	445,720	7,095,508
*	Simon Group P.L.C.	539,729	506,873
	Smart (J.) & Co. (Contractors) P.L.C.	22,500	290,086
	Speedy Hire P.L.C.	149,193	2,474,966
	Spirax-Sarco Engineering P.L.C.	260,136	4,559,048
	Spring Group P.L.C.	406,488	408,374
	Stagecoach Group P.L.C.	142,385	279,946
*	Stanelco P.L.C.	2,148,370	545,462
	T. Clarke P.L.C.	118,525	516,876
	Tarsus Group P.L.C.	87,549	306,984
	TDG P.L.C.	281,407	1,105,056
	Teesland P.L.C.	431,476	691,947
	Tex Holdings P.L.C.	14,000	27,350
	Thorpe (F.W.) P.L.C.	24,000	156,312
*	Tinsley (Eliza) Group P.L.C.	19,844	3,133
*	Trafficmaster P.L.C.	252,418	196,011
	Trifast P.L.C.	232,523	236,576
	Ultra Electronics Holdings P.L.C.	240,952	4,260,675
*	Ultraframe P.L.C.	162,456	81,931
	Umeco P.L.C.	177,143	1,604,473
*	Universal Salvage P.L.C.	36,111	73,768
*	Volex Group P.L.C.	241,088	553,258
	VP P.L.C.	108,111	588,889
	VT Group P.L.C.	636,999	4,950,027
	Waterman P.L.C.	74,473	199,290
	Watermark Group P.L.C.	82,161	168,742
	Weir Group P.L.C.	714,505	5,495,103
	Whatman P.L.C.	439,737	2,111,641
	White Young Green P.L.C.	94,553	597,517
*	Whitehead Mann Group P.L.C.	95,000	74,607
*	Wilshaw P.L.C.	198,409	25,874
	Wincanton P.L.C.	417,586	2,320,859
	WSP Group P.L.C.	254,125	1,724,729
	Wyndeham Press Group P.L.C.	165,119	367,801
	XP Power P.L.C.	59,933	473,871
Total Industrials			246,019,737

3

Consumer Discretionary — (20.2%)
	4imprint P.L.C.	81,908	450,859
	Abbeycrest P.L.C.	42,590	18,993
	AGA Food Service Group P.L.C.	422,766	2,671,297
	Alba P.L.C.	143,448	690,629
	Alexandra P.L.C.	86,243	241,336
	Alexon Group P.L.C.	156,695	705,717
	Alpha Airports Group P.L.C.	489,053	609,887
	Arena Leisure P.L.C.	1,411,547	1,040,080
*	Aston Villa P.L.C.	12,961	95,659
*	Austin Reed Group P.L.C.	68,999	112,612
	Avesco P.L.C.	29,998	56,812
	Avon Rubber P.L.C.	69,321	224,966
	Beale P.L.C.	22,161	26,257
	Bellway P.L.C.	356,982	7,334,170
	Ben Bailey P.L.C.	40,986	321,858
	Blacks Leisure Group P.L.C.	127,164	1,239,612
	Bloomsbury Publishing P.L.C.	248,575	1,574,070
	Boot (Henry) P.L.C.	71,794	924,934
	Bovis Homes Group P.L.C.	421,757	5,908,789
	BPP Holdings P.L.C.	149,368	1,136,862
*	Brown & Jackson P.L.C.	818,461	613,607
	Brown (N) Group P.L.C.	884,203	3,053,131
	Caffyns P.L.C.	6,000	100,423
	Carpetright P.L.C.	141,976	2,854,572
*	Celtic P.L.C.	61,138	39,145
	Character Group P.L.C.	97,314	129,272
	Chime Communications P.L.C.	549,729	366,442
	Chrysalis Group P.L.C.	526,419	1,389,469
	Churchill China P.L.C.	30,000	96,572
	Clinton Cards P.L.C.	501,072	584,903
	Colefax Group P.L.C.	60,000	132,268
	Cosalt P.L.C.	30,700	147,209
	Crest Nicholson P.L.C.	310,555	2,569,489
	Creston P.L.C.	132,044	395,958
	Dawson Holdings P.L.C.	144,502	371,648
*	Dawson International P.L.C.	100,688	16,456
	De Vere Group P.L.C.	241,930	2,895,326
*	Emess P.L.C.	480,556	74,793
*	Entertainment Rights P.L.C.	1,259,830	827,027
	Euromoney Institutional Investors P.L.C.	207,184	1,842,816
	European Motor Holdings P.L.C.	118,325	850,741
*	FII Group P.L.C.	41,166	4,874
	Findel P.L.C.	380,020	3,391,689
	First Choice Holidays P.L.C.	1,254,193	4,963,436
	First Technology P.L.C.	188,345	1,252,783
*	Forminster P.L.C.	43,333	2,850
	French Connection Group P.L.C.	314,710	1,339,676
	Fuller, Smith & Turner P.L.C. Series A	41,035	806,015
	Future Network P.L.C.	933,632	855,305
	Game Group P.L.C.	1,190,499	1,669,477
	Games Workshop Group P.L.C.	86,175	450,443

4

*	Gaskell P.L.C.	36,000	1,579
	GCAP Media P.L.C.	373,715	1,558,882
*	Global Natural Energy P.L.C.	11,004	19,534
	Greene King P.L.C.	522,707	6,722,990
	Halfords Group P.L.C.	678,672	3,948,630
	Haynes Publishing Group P.L.C.	14,703	86,466
	Headlam Group P.L.C.	301,329	2,480,105
*	Highbury House Communications P.L.C.	439,166	5,392
	HMV Group P.L.C.	987,623	3,204,563
	Holidaybreak P.L.C.	157,744	2,023,420
*	Homestyle Group P.L.C.	364,455	808,051
	Hornby P.L.C.	77,295	281,870
	House of Fraser P.L.C.	813,337	1,750,900
	Huntsworth P.L.C.	343,309	592,445
	Incisive Media P.L.C.	337,232	968,245
	JJB Sports P.L.C.	695,502	2,117,935
	John David Group P.L.C.	114,500	557,526
	Lambert Howarth Group P.L.C.	43,203	150,537
*	Laura Ashley Holdings P.L.C.	2,505,661	702,073
*	London Clubs International P.L.C.	778,981	1,992,911
	Lookers P.L.C.	85,770	931,085
	Luminar P.L.C.	230,712	1,969,546
	Maiden Group P.L.C.	43,212	27,990
	Mallett P.L.C.	24,837	99,063
	Manganese Bronze Holdings P.L.C.	41,887	151,260
	Marchpole Holdings P.L.C.	271,422	60,683
	Matalan P.L.C.	1,225,984	3,936,241
*	Mayflower Corp. P.L.C.	550,636	0
	McCarthy & Stone P.L.C.	329,846	4,373,930
	Menzies (John) P.L.C.	132,050	1,312,979
	Metal Bulletin P.L.C.	183,177	909,099
	MFI Furniture Group P.L.C.	1,753,768	2,822,960
	Mice Group P.L.C.	174,886	119,457
	Millennium and Copthorne Hotels P.L.C.	329,074	2,520,260
*	Monsoon P.L.C.	71,000	499,463
	Moss Brothers Group P.L.C.	163,400	241,361
	Mothercare P.L.C.	247,209	1,617,244
*	Mytravel Group P.L.C.	910,207	3,647,805
	Newcastle United P.L.C.	198,896	162,720
	Next Fifteen Communications P.L.C.	25,000	29,527
*	Nord Anglia Education P.L.C.	130,842	246,362
	Northamber P.L.C.	75,888	109,133
* #	NXT P.L.C.	219,248	207,676
	Ottakar’s P.L.C.	34,693	194,752
	Owen (H.R.) P.L.C.	46,993	107,250
*	Pace Micro Technology P.L.C.	501,860	573,552
*	Partridge Fine Arts P.L.C.	26,128	19,020
	Pendragon P.L.C.	440,481	4,683,757
	Photo-Me International P.L.C.	1,340,534	2,309,337
*	Pittards P.L.C.	60,985	9,093
	Portmeirion Group P.L.C.	22,856	79,206
*	Pressac P.L.C.	78,129	1,028
*	QXL Ricardo P.L.C.	2,537	517,320
	Redrow P.L.C.	542,490	5,184,329
	Reg Vardy P.L.C.	133,859	2,109,759

5

*	Regent Inns P.L.C.	395,953	673,285
	Restaurant Group P.L.C.	753,607	1,993,568
#	Sanctuary Group P.L.C.	779,911	5,467
	SCS Upholstery P.L.C.	117,088	980,987
	Sinclair (William) Holdings P.L.C.	53,000	51,493
	Sirdar P.L.C.	69,754	46,479
	SMG P.L.C.	789,651	1,176,164
	Smith (WH) P.L.C.	635,227	4,545,313
	Southampton Leisure Holdings P.L.C.	19,615	17,060
*	Sportech P.L.C.	846,974	159,797
	St. Ives P.L.C.	308,994	1,380,349
	Stanley Leisure P.L.C.	211,679	3,099,277
*	Sterling Publishing Group P.L.C.	75,298	15,189
	Stylo P.L.C.	64,096	65,725
	Taylor Nelson Sofres P.L.C.	1,280,473	5,622,105
	Ted Baker P.L.C.	105,654	977,830
*	Tinopolis P.L.C.	175,752	107,901
*	Toad Group P.L.C.	85,507	17,259
	Topps Tiles P.L.C.	630,676	2,398,694
*	Torotrak P.L.C.	246,442	171,541
*	Tottenham Hotspur P.L.C.	150,000	123,444
	Ulster Television P.L.C.	140,321	1,111,856
	Victoria P.L.C.	12,000	41,468
	Vitec Group P.L.C.	95,370	762,926
	Wagon P.L.C.	163,410	591,909
	Wembley P.L.C.	68,694	243,403
	Wetherspoon (J.D.) P.L.C.	513,165	3,238,608
	Wilmington Group P.L.C.	218,759	747,615
	Wilson Bowden P.L.C.	7,000	183,089
	Woolworths Group P.L.C.	4,913,613	2,907,677
	Wyevale Garden Centres P.L.C.	140,657	1,347,709
Total Consumer Discretionary			166,036,702

Financials — (18.1%)
	Aberdeen Asset Management P.L.C.	1,785,220	5,724,744
	Atrium Underwriting P.L.C.	180,581	628,473
*	Bradstock Group P.L.C.	5,200	4,013
	Brewin Dolphin Holdings P.L.C.	747,802	2,455,578
	Brit Insurance Holdings P.L.C.	1,554,727	2,917,440
	Brixton P.L.C.	952,536	7,776,010
	Capital & Regional P.L.C.	275,300	5,054,331
	Chesnara P.L.C.	92,900	268,699
*	CLS Holdings P.L.C.	297,454	2,808,735
	Collins Stewart Tullett P.L.C.	407,502	4,958,950
	Countrywide P.L.C.	563,920	4,945,951
	Daejan Holdings P.L.C.	37,168	2,541,638
	Derwent Valley Holdings P.L.C.	224,683	6,754,343
	Development Securities P.L.C.	167,708	1,623,565
	Domestic & General Group P.L.C.	132,640	2,089,907
	DTZ Holdings P.L.C.	192,498	1,877,750
*	Durlacher Corp. P.L.C.	15,272	60,529
	Erinaceous Group P.L.C.	370,885	2,438,792
*	Evolution Group P.L.C.	311,581	906,119
	Freeport P.L.C.	152,318	1,135,808
	Grainger Trust P.L.C.	436,048	4,285,174

6

	Great Portland Estates P.L.C.	722,131	5,865,611
	Guiness Peat Group P.L.C.	1,251,349	1,884,344
*	Hampton Trust P.L.C.	232,050	0
	Hardy Underwriting Group P.L.C.	96,909	383,137
*	Hawtin P.L.C.	196,500	55,154
	Helical Bar P.L.C.	159,628	1,052,763
*	Henderson Group P.L.C.	2,548,817	3,651,938
	Highway Insurance Holdings P.L.C.	500,560	715,808
	Hiscox P.L.C.	1,606,168	7,040,365
	Hitachi Capital (UK) P.L.C.	124,239	463,342
	IFX Group P.L.C.	218,317	472,991
*	Intermediate Capital Group P.L.C.	130,643	3,207,691
	ISIS Asset Management P.L.C.	388,420	1,478,660
	Jardine Lloyd Thompson Group P.L.C.	616,053	5,084,010
	Kensington Group P.L.C.	248,504	4,938,006
	Kiln P.L.C.	708,480	1,068,082
	London Merchant Securities P.L.C.	1,425,531	6,995,459
	London Scottish Bank P.L.C.	433,764	750,769
*	Marylebone Warwick Balfour Group P.L.C.	315,919	890,218
	McKay Securities P.L.C.	97,232	555,355
	Minerva P.L.C.	574,142	3,273,164
	Mucklow (A & J) Group P.L.C.	207,664	1,636,107
	Paragon Group of Companies P.L.C.	153,200	1,836,805
	Park Group P.L.C.	291,600	84,612
	Primary Health Properties P.L.C.	24,195	181,253
*	Probus Estates P.L.C.	83,333	183
	Prudential Corp. P.L.C.	130,000	1,375,340
	Quintain Estates & Development P.L.C.	161,208	1,950,800
*	Rathbone Brothers P.L.C.	4,005	81,155
	Rensburg Sheppards P.L.C.	37,158	506,335
	Resolution P.L.C.	294,095	3,434,676
	Rugby Estates P.L.C.	15,328	119,921
	Rutland Trust P.L.C.	174,255	176,618
	S & U P.L.C.	21,140	209,502
*	Safeland P.L.C.	25,000	40,878
	Savills P.L.C.	221,946	4,411,424
	Secure Trust Group P.L.C.	67,329	637,534
	Shaftesbury P.L.C.	572,839	5,221,185
	Shore Capital Group P.L.C.	554,863	556,892
	Smith (James) Estates P.L.C.	17,524	168,869
	St. Modwen Properties P.L.C.	304,012	2,475,534
	Stanley (Charles) Group P.L.C.	86,800	607,732
	Town Centre Securities P.L.C.	142,137	1,331,479
	Unite Group P.L.C.	457,428	3,418,581
	Warner Estate Holdings P.L.C.	144,126	1,788,780
*	Wellington Underwriting P.L.C.	959,377	1,591,622
	Windsor P.L.C.	149,435	141,568
	Workspace Group P.L.C.	663,597	3,779,756
Total Financials			148,848,557

Information Technology — (9.7%)
	Abacus Group P.L.C.	163,638	413,075
	Acal P.L.C.	60,982	368,959
	Alphameric P.L.C.	486,081	775,324
*	Alterian P.L.C.	68,403	148,590

7

	Amstrad P.L.C.	149,652	526,924
*	Anite Group P.L.C.	1,106,825	1,445,286
*	ARC International P.L.C.	330,444	173,640
*	Autonomy Corp. P.L.C.	281,131	2,365,968
	Aveva Group P.L.C.	73,803	1,327,761
	Axon Group P.L.C.	115,461	713,547
*	Bede P.L.C.	135,978	20,239
	CML Microsystems P.L.C.	28,361	128,981
	Compel Group P.L.C.	75,752	107,578
	Computacenter P.L.C.	452,614	2,251,408
*	CSR P.L.C.	87,809	1,393,485
	Detica Group P.L.C.	71,722	1,631,320
	Dicom Group P.L.C.	258,808	1,121,670
*	Dimension Data Holdings P.L.C.	939,000	792,560
	Diploma P.L.C.	76,954	1,060,193
	DRS Data & Research Services P.L.C.	26,825	17,667
	Electrocomponents P.L.C.	263,991	1,333,107
	Electronic Data Processing P.L.C.	55,200	60,884
*	Eurodis Electron P.L.C.	2,118,657	39,022
*	Fibernet Group P.L.C.	224,012	264,800
	Filtronic P.L.C.	226,882	677,703
*	Financial Objects P.L.C.	17,000	12,197
	GB Group P.L.C.	415,333	225,545
*	Gresham Computing P.L.C.	121,221	208,073
	Halma P.L.C.	1,554,692	5,177,309
	ICM Computer Group P.L.C.	45,983	246,845
*	Imagination Technologies Group P.L.C.	566,510	787,333
	Independent Media Distribution P.L.C.	21,621	18,957
*	Intec Telecom Systems P.L.C.	690,250	835,259
	Intelek P.L.C.	99,880	22,896
*	Kalamazoo Computer Group P.L.C.	56,120	0
*	Kewill Systems P.L.C.	309,597	487,243
	Laird Group P.L.C.	554,877	4,201,573
	Macro 4 P.L.C.	68,736	297,061
* #	Marconi Corp. P.L.C.	726,553	5,026,281
*	Microgen P.L.C.	238,323	311,546
	Misys P.L.C.	380,425	1,565,324
	Morse P.L.C.	356,911	726,084
	MTL Instruments Group P.L.C.	42,031	373,642
*	nCipher P.L.C.	99,572	532,471
	Netstore P.L.C.	143,737	104,004
*	Northgate Information Solutions P.L.C.	1,787,107	2,602,682
*	NSB Retail P.L.C.	1,119,725	638,759
	Oxford Instruments P.L.C.	136,455	547,629
*	Parity Group P.L.C.	381,072	41,721
	Planit Holdings P.L.C.	235,000	98,891
*	Plasmon P.L.C.	135,733	215,520
	Premier Farnell P.L.C.	1,368,932	4,916,572
	Psion P.L.C.	424,864	1,456,765
*	QA P.L.C.	158,950	2,649
	Renishaw P.L.C.	195,008	3,119,573
*	Retail Decisions P.L.C.	188,904	497,076
	RM P.L.C.	359,199	1,174,045
	Rotork P.L.C.	249,163	3,190,412
	Roxboro Group P.L.C.	111,362	515,093

8

	Royalblue Group P.L.C.	106,484	1,639,220
*	SCI Entertainment P.L.C.	33,370	289,605
*	Scipher P.L.C.	34,563	682
*	SDL P.L.C.	229,834	870,895
*	Servicepower Technologies P.L.C.	150,000	83,864
	Spectris P.L.C.	508,179	5,987,676
*	Spirent P.L.C.	2,769,967	2,369,202
*	Superscape P.L.C.	302,847	78,627
*	Surfcontrol P.L.C.	104,638	1,038,059
*	Tadpole Technology P.L.C.	427,207	19,671
	Telemetrix P.L.C.	177,320	240,995
*	Telspec P.L.C.	25,000	4,835
*	The Innovation Group P.L.C.	1,116,429	567,459
	Trace Computers P.L.C.	33,552	58,332
	TT Electronics P.L.C.	361,387	1,119,610
*	TTP Communications P.L.C.	611,908	238,945
	Vega Group P.L.C.	69,342	294,801
	Vislink P.L.C.	359,831	305,901
*	Wolfson Microelectronics P.L.C.	376,277	2,381,751
	Workplace Systems International P.L.C.	238,739	38,508
	XAAR P.L.C.	167,514	978,191
	XANSA P.L.C.	949,089	1,663,683
	XKO Group P.L.C.	30,304	64,938
Total Information Technology			79,672,171

Energy — (6.2%)
	Abbot Group P.L.C.	749,539	3,819,840
	Anglo Pacific Group P.L.C.	292,948	753,514
	Burren Energy P.L.C.	421,226	7,337,209
*	Dana Petroleum P.L.C.	272,368	4,545,162
*	Emerald Energy P.L.C.	169,128	812,986
	Expro International Group P.L.C.	267,101	3,464,887
	Fisher (James) & Sons P.L.C.	153,696	1,098,672
*	Fortune Oil P.L.C.	3,248,130	313,217
	Hunting P.L.C.	416,004	2,525,988
	JKX Oil and Gas P.L.C.	451,147	2,782,164
*	KBC Advanced Technologies P.L.C.	68,734	66,920
	Lupus Capital P.L.C.	429,989	105,595
	Melrose Resources P.L.C.	279,182	1,738,337
*	Premier Oil P.L.C.	288,909	4,236,312
*	Soco International P.L.C.	273,929	3,880,002
	Sondex P.L.C.	252,247	1,247,532
	U.K. Coal P.L.C.	534,581	1,405,787
*	Venture Production P.L.C.	434,519	4,561,968
	Wood Group (John) P.L.C.	1,504,358	6,262,068
Total Energy			50,958,160

Consumer Staples — (4.4%)
	Anglo Eastern Plantations P.L.C.	101,453	493,502
	Arla Foods UK P.L.C.	1,674,839	1,959,468
	Barr (A.G.) P.L.C.	43,000	715,055
	Body Shop International P.L.C.	583,233	2,663,865
	Cranswick P.L.C.	151,057	1,624,011
	Dairy Crest Group P.L.C.	444,089	3,996,262
	Devro P.L.C.	577,228	1,299,759

9

	Greggs P.L.C.	38,326	3,119,877
	Hardys & Hansons P.L.C.	56,379	724,862
	Kleeneze P.L.C.	109,256	182,065
	McBride P.L.C.	698,504	2,057,536
	Nichols P.L.C.	66,550	239,927
	Northern Foods P.L.C.	1,762,847	4,257,057
	Premier Foods P.L.C.	450,442	2,467,644
	PZ Cuzzons P.L.C.	59,527	1,625,770
	Richmond Foods P.L.C.	57,804	615,412
	Robert Wiseman Dairies P.L.C.	199,037	1,005,067
	Swallowfield P.L.C.	15,000	13,139
	Thorntons P.L.C.	158,000	350,496
	Uniq P.L.C.	263,207	601,281
	Wolverhampton & Dudley Breweries P.L.C.	273,138	5,848,647
	Young & Co’s Brewery P.L.C.	10,000	318,157
	Young & Co’s Brewery P.L.C. Class A	5,234	215,017
Total Consumer Staples			36,393,876

Materials — (3.7%)
*	Amberley Group P.L.C.	200,000	39,467
*	API Group P.L.C.	103,483	215,319
*	Applied Optical Technologies P.L.C.	117,822	92,956
	Baggeridge Brick P.L.C.	98,000	304,981
	British Polythene Industries P.L.C.	86,272	825,003
	Carclo P.L.C.	180,595	226,420
	Chamberlin & Hill P.L.C.	18,000	68,342
	Chapelthorpe P.L.C.	656,803	138,228
*	Coral Products P.L.C.	50,000	19,164
	Croda International P.L.C.	495,398	4,273,068
	Cropper (James) P.L.C.	22,000	63,149
	Delta P.L.C.	433,707	908,864
	DS Smith P.L.C.	1,319,569	4,113,576
	Dyson Group P.L.C.	96,928	435,871
	Elementis P.L.C.	1,680,525	2,402,986
	Ennstone P.L.C.	1,122,247	875,332
*	European Colour P.L.C.	82,090	15,189
	Filtrona P.L.C.	405,478	2,133,280
*	Greenwich Resources P.L.C.	438,664	20,391
	Hill & Smith Holdings P.L.C.	179,226	741,694
	Inveresk P.L.C.	150,000	43,448
	Macfarlane Group P.L.C.	228,287	150,006
	Marshalls P.L.C.	662,347	3,679,466
	Metalrax Group P.L.C.	358,740	441,220
	Porvair P.L.C.	106,246	281,935
	RPC Group P.L.C.	335,324	1,569,259
*	Scapa Group P.L.C.	319,593	120,340
	Treatt P.L.C.	14,957	65,394
	UCM Group P.L.C.	41,980	41,118
	Victrex P.L.C.	307,403	3,894,154
	Yule Catto & Co. P.L.C.	369,602	1,748,186
	Zotefoams P.L.C.	62,000	84,251
Total Materials			30,032,057

10

Health Care — (3.4%)
*	Acambis P.L.C.	372,178	1,380,863
*	Alizyme P.L.C.	484,269	1,411,690
*	Antisoma P.L.C.	1,157,754	455,714
*	Axis-Shield P.L.C.	159,015	854,516
	Bespak P.L.C.	96,061	978,304
*	Biocompatibles International P.L.C.	150,111	512,126
*	Bioquell P.L.C.	50,194	112,997
	Biotrace International P.L.C.	150,131	231,750
*	Cambridge Antibody Technology Group P.L.C.	120,171	1,632,864
	Care U.K. P.L.C.	183,829	1,584,327
*	Clinical Computing P.L.C.	46,666	3,941
	Corin Group P.L.C.	124,334	699,445
	Dechra Pharmaceuticals P.L.C.	168,094	765,885
	Ferraris Group P.L.C.	148,288	240,350
*	Genetix Group P.L.C.	151,246	147,032
	Goldshield Group P.L.C.	123,034	796,225
*	Gyrus Group P.L.C.	390,308	2,775,291
	Huntleigh Technology P.L.C.	108,756	625,358
	Isoft Group P.L.C.	737,364	2,403,314
	Isotron P.L.C.	70,674	801,626
*	M.L. Laboratories P.L.C.	1,291,691	611,074
*	Medical Solutions P.L.C.	140,731	17,889
*	Medisys P.L.C.	586,814	39,887
	Nestor Healthcare Group P.L.C.	303,219	592,666
*	Osmetech P.L.C.	66,935	31,130
*	Oxford Biomedica P.L.C.	1,469,226	798,601
*	Pharmagene P.L.C.	160,000	45,125
*	Phytopharm P.L.C.	111,349	89,711
*	Protherics P.L.C.	854,366	1,393,161
*	Provalis P.L.C.	796,584	25,962
	Ransom (William) & Son P.L.C.	30,000	21,858
* #	Skyepharma P.L.C.	1,738,458	1,232,680
	SSL International P.L.C.	679,066	3,889,394
	Theratase P.L.C.	80,563	65,591
*	Vernalis P.L.C.	439,099	641,999
Total Health Care			27,910,346

Telecommunication Services — (0.9%)
* #	Colt Telecom Group P.L.C.	2,574,360	2,785,257
	Kingston Communications P.L.C.	850,036	1,014,294
*	Redstone P.L.C.	1,259,104	138,209
	Telecom Plus P.L.C.	222,635	566,395
*	Thus Group P.L.C.	4,976,821	1,352,618
*	Vanco P.L.C.	145,748	1,469,602
Total Telecommunication Services			7,326,375

Utilities — (0.6%)
	Bristol Water Group P.L.C.	27,120	410,953
	Dee Valley Group P.L.C.	4,214	79,821
	Hydro International P.L.C.	27,669	55,613
	Viridian Group P.L.C.	258,511	4,569,370
Total Utilities			5,115,757

Other — (0.0%)
*	Argonaut Games P.L.C.	100,000	5,482
*	Baltimore P.L.C.	48,500	15,739

11

*	Bombshell, Ltd.	932	940
*	Ferguson International Holdings P.L.C.	89,105	0
*	Full Circle Future, Ltd.	135,600	0
*	Garton Engineering P.L.C.	10,248	0
*	IMS Group P.L.C.	75,000	5,920
*	Industrial & Commercial Holdings P.L.C.	5,000	132
*	Onesource Services, Inc.	544	7,996
*	Radamec Group P.L.C.	35,000	0
*	Richmond Oil & Gas P.L.C.	220,000	0
*	RMS Communications P.L.C.	15,000	0
*	Secure Ventures (No. 1) P.L.C.	62,500	0
*	Secure Ventures (No. 3) P.L.C.	62,500	0
*	Secure Ventures (No. 6) P.L.C.	62,500	0
*	Secure Ventures (No. 7) P.L.C.	62,500	0
*	SFI Holdings, Ltd. Series A	26,713	14,526
*	Tandem Group P.L.C.	327,365	0
*	Terence Chapman Group P.L.C.	62,500	348
*	Waterdorm P.L.C.	105,000	0
*	Wraith P.L.C.	1,400	2,458
Total Other			53,541

TOTAL COMMON STOCKS			798,367,279

RIGHTS/WARRANTS — (0.0%)
*	Letter of Entitlements - Audemars Piguet	90,242	0
*	Planestation Group P.L.C. Warrants 01/13/11	229,653	201
*	SFI Holdings, Ltd. Litigation Certificate	26,713	0

TOTAL RIGHTS/WARRANTS			201

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (2.9%)
Repurchase Agreement, Deutsche Bank Securities 4.52%, 03/01/06 (Collateralized by $14,817,910 U.S. STRIPS, rates ranging from 0% to 2.375%, maturities ranging from 08/15/06 to 11/15/21 & U.S. Treasury Note 3.125%, 10/15/08, valued at $12,981,426) to be repurchased at $12,728,486	$12,727	12,726,888

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $11,159,000 FHLMC Notes 4.00%, 09/22/09, valued at $11,005,564) to be repurchased at $10,843,325	10,842	10,842,000
TOTAL TEMPORARY CASH INVESTMENTS		23,568,888

TOTAL INVESTMENTS - (100.0%) (Cost $610,632,123)##		$821,936,368

12

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value††

SWITZERLAND — (13.5%)
COMMON STOCKS — (13.4%)
*	4M Technologies Holding SA	18,445	$63,312
	A. Hiestad Holding AG	1,426	1,250,332
*	Actelion, Ltd.	51,203	4,385,295
	AFG Arbonia-Forster Holding AG	3,430	999,014
	Agie Charmilles Holding AG	3,402	347,439
	Allreal Holding AG	15,185	1,476,284
	Also Holding AG	1,342	550,157
	Amazys Holding AG	9,413	761,187
	Ascom Holding AG	89,834	1,350,949
	Bachem AG	26,438	1,502,773
	Baloise-Holding AG	43,500	2,755,826
	Bank Coop AG	29,405	1,894,978
	Bank Sarasin & Cie Series B, Basel	1,246	2,896,159
	Banque Cantonale de Geneve	1,478	214,121
	Banque Cantonale du Jura	450	151,666
	Banque Cantonale Vaudoise	10,680	3,419,129
	Banque Privee Edmond de Rothschild SA, Geneve	161	2,783,741
*	Barry Callebaut AG	9,823	3,893,139
	Basellandschaftliche Kantonalbank	600	478,258
	Basler Kantonalbank	5,250	451,208
	Batigroup Holding AG	16,114	316,235
	Belimo Holdings AG	1,823	1,222,205
	Berner Kantonalbank	10,562	1,618,556
*	BHB Beteiligungs und Finanzgesellschaft	150	5,020
	Bobst Group AG	36,682	1,566,243
	Bossard Holding AG	8,467	541,409
*	Bucher Industries AG	33,989	3,223,161
	BVZ (Brig Visp Zermatt) Holding AG	580	143,750
	Calida Holding AG	396	137,042
*	Card Guard AG	15,187	45,018
	Carlo Gavazzi Holding AG	1,065	160,634
	Charles Voegele Holding AG	29,239	2,673,715
	Cie Financiere Tradition	5,202	531,880
	Compagnie vaudoise d’electricite	1,773	1,740,835
*	Converium Holding AG	523,750	5,770,360
	Conzzeta Holdings AG	1,415	1,995,293
*	COS Computer Systems AG	4,391	78,520
*	Crealogix Holding AG	1,318	84,408
*	Crucell NV	45,768	1,128,553
	Daetwyler Holding AG	348	1,320,739
	Edipresse SA, Lausanne	1,410	575,590
	EGL (Elektrizitaets-Gesellschaft Laufenberg) AG, Laufenberg	3,207	1,892,059
	Eichhof Holding AG	408	496,990

1

*	ELMA Electronic AG	472	115,064
	Emmi AG	12,206	1,217,247
	Ems-Chemie Holding AG	28,501	2,863,423
	Energie Electrique du Simplon SA	350	146,627
	Energiedienst Holding AG	8,265	3,078,841
	Escor Casino & Entertainment AG	2,010	40,124
#	Feintol International Holding AG	1,353	364,004
*	Fischer (Georg) AG	11,257	4,556,462
*	Flughafen Zuerich AG	6,413	1,258,975
*	Forbo Holding AG, Eglisau	5,409	1,366,809
	Fuchs Petrolub AG Oel & Chemie Non-Voting	18,009	781,327
	Galenica Holding, Ltd. AG, Bern	15,936	3,002,835
	Generali (Switzerland) Holdings, Adliswil	2,082	591,975
	Getaz Romang Holding SA	1,280	573,645
*	Golay-Buchel Holding SA	40	41,999
	Gurit-Heberlein AG	1,326	1,380,399
	Helvetia Patria Holding	12,398	2,789,478
*	Hexagon AB Series B	27,240	832,596
	Industrieholding Cham AG	1,548	456,708
	Interroll-Holding SA	1,599	414,487
*	Intershop Holding AG	3,444	680,895
*	IsoTis SA	238,082	346,449
	Jelmoli Holding AG	1,521	2,457,714
	Jelmoli Holding AG, Zuerich (Namen)	2,835	919,876
	Kaba Holding AG	5,543	1,317,350
*	Kardex AG	15,691	752,763
	Komax Holding AG	6,939	595,498
#	Kudelski SA	106,944	3,012,852
	Kuoni Reisen Holding AG	9,493	4,068,098
*	Lem Holdings SA	3,651	437,326
#	Lonza Group AG	95,015	6,163,454
	Luzerner Kantonalbank AG	9,375	1,836,939
	Metraux Services SA	1,553	266,222
*	Micronas Semiconductor Holding AG	78,808	2,530,698
*	Mikron Holding AG	43,452	479,646
*	Mobilezone Holding AG	64,758	273,888
*	Moevenpick-Holding AG	1,320	327,024
*	Nextrom Holding SA	1,409	12,016
	Orell Fussli Graphische Betriebe AG, Zuerich	5,076	613,027
*	OZ Holding AG	10,374	770,888
*	Parco Industriale e Immobiliare SA	600	1,601
	Phoenix Mecano AG, Stein am Rhein	2,980	999,715
	Phonak Holding AG	125,848	6,074,179
*	PSP Swiss Property AG	145,267	6,866,777
	PubliGroupe SA	5,856	1,767,956
	Rieters Holdings AG	14,786	5,737,453
	Saurer AG	47,569	3,451,533
*	Schaffner Holding AG	1,830	248,233
	Schweiter Technology AG	4,116	1,097,980
	Schweizerhall Holding AG	5,725	558,875
	Schweizerische National Versicherungs Gesellschaft	1,826	948,148
*	SEZ Holding AG	41,286	912,211
	SIA Abrasives Holding AG	2,381	681,599
	Siegfried Holding AG	8,560	1,220,859
	Sig Holding AG	20,338	4,510,086

2

*	Sihl	150	343
*	Sika Finanz AG	7,749	7,619,627
	Societe Generale d’Affichage	5,872	850,604
	Sopracenerina SA	2,409	491,030
	St. Galler Kantonalbank	7,366	2,576,233
	Sulzer AG	13,002	8,122,142
	Swiss Prime Site AG	55,759	2,721,964
	Swissfirst AG	27,315	2,033,333
*	Swisslog Holding AG	578,977	574,451
*	Swissquote Group Holding SA	3,551	649,691
	Tamedia AG	7,744	771,192
	Tecan Group AG	37,666	2,075,993
*	Temenos Group AG	97,141	1,015,668
*	Tornos Holding SA	35,107	346,346
*	UMS Schweizerische Metallwerke Holding AG	17,585	233,462
*	Unaxis Holding AG	27,910	5,850,396
*	Unilabs SA	23,874	780,320
	Valiant Holding AG	53,389	5,300,448
	Valora Holding AG	7,856	1,596,385
	Vaudoise Assurances Holdings	1,340	140,798
	Villars Holding SA, Fribourg	150	49,964
*	Von Roll Holding AG	318,291	518,859
	Vontobel Holdings AG	98,814	3,908,020
	Walliser Kantonalbank	1,244	498,036
*	Wmh Walter Meier Holding AG	4,878	420,510
	Zehnder Holding AG	786	1,183,328
	Zschokke Holding SA	836	680,105
	Zueblin Holding AG	78,908	671,142
	Zuger Kantonalbank	590	1,754,154
TOTAL COMMON STOCKS			201,140,579

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG Oel & Chemie	18,009	820,796

RIGHTS/WARRANTS — (0.0%)
*	Unilabs SA Warrants 12/15/08	23,874	13,648

TOTAL — SWITZERLAND			201,975,023

FRANCE — (10.9%)
COMMON STOCKS — (10.9%)
*	Actielec Technologies	20,981	102,664
	Affine	2,526	322,475
	Alain Afflelou SA	28,135	905,150
	Ales Groupe SA	30,844	644,509
*	Alten SA	56,620	1,937,142
* #	Altran Technologies SA	210,391	2,950,034
	Apem SA	1,000	64,395
	April Group SA	53,912	2,598,662
*	Archos	12,096	796,064
	Arkopharma	18,720	303,495
	Assystem Brime SA	33,323	985,310

3

	Aubay SA	22,129	167,342
#	Audika SA	22,509	516,555
*	Baccarat SA	1,090	179,569
	Bacou-Dalloz	11,217	1,220,461
	Banque Tarneaud SA	1,230	220,579
	Beneteau SA	21,831	1,698,730
*	Bigben Interactive	2,100	6,327
	Boiron SA	19,537	393,516
	Boizel Chanoine Champagne SA	934	127,611
	Bonduelle SA	6,986	520,461
	Bongrain SA	13,784	874,315
	Bourbon SA	31,816	3,249,438
*	Bricodeal SA	50	2,567
	Bricorama SA	9,379	537,785
	Brioche Pasquier SA	6,053	432,950
*	Bull SA	156,087	1,858,843
	Burelle SA	4,030	618,233
*	BVRP SA	13,034	308,206
#	Canal Plus SA	221,823	2,169,262
	Carbone Lorraine SA	40,631	2,025,574
*	CBo Territoria	28,320	123,436
	Cegedim SA	7,764	737,392
#	CEGID SA	18,000	751,465
*	Cesar SA	142,196	169,595
	CFF Recycling SA	84,608	2,921,231
*	Cibox Inter@ctive SA	166,307	85,102
* #	Cie Generale de Geophysique SA	37,099	4,751,252
	Clarins SA	10,264	613,628
* #	Club Mediterranee SA	42,017	2,111,739
	Compagnie Internationale Andre Trigano Ciat SA	983	25,889
*	CS Communication et Systemes	4,983	217,431
	Cybergun	3,297	58,989
	Damartex SA	22,900	873,542
*	Dane-Elec Memory SA	65,202	449,713
	Delachaux SA	2,935	696,189
	Deveaux SA	1,040	77,834
*	Didot-Bottin SA	1,620	132,892
*	DMC (Dollfus Mieg et Cie)	35,375	146,255
*	Dynaction SA	10,660	193,383
#	Electricite de Strasbourg	23,784	4,562,117
	Elior	225,736	3,392,368
	Encres Dubuit SA	4,176	41,328
	Esso SA	927	197,096
*	Etam Developpement SA	17,335	866,531
*	Euraltech SA	11,700	12,664
*	Euro Disney SCA	4,981,489	655,949
	Evialis SA	2,873	126,740
	Exel Industries SA	2,393	192,515
	Explosifs et de Produits Chimiques	524	234,064
#	Faurecia SA	30,667	1,918,695
	Fimalac SA	111,143	8,783,433
	Fininfo SA	9,760	212,232
	Finuchem SA	11,078	275,826
	Fleury Michon SA	3,600	191,940
	Foncia Groupe	33,462	1,215,485

4

	Francois Freres (Tonnellerie) SA	3,150	105,157
*	Gantois Series A	647	10,027
	Gascogne SA	6,472	481,754
	Gaumont SA	14,607	828,047
*	Geci International	52,548	149,129
	Generale de Sante	65,332	1,879,569
	Generale Location SA	25,405	962,042
	Geodis SA	11,874	1,698,412
	Gevelot SA	3,584	231,448
*	GFI Informatique SA	106,822	877,131
#	Gifi	5,579	236,632
*	Ginger (Groupe Ingenierie Europe)	2,600	39,032
	Grands Moulins de Strasbourg	110	62,943
	Group Open SA	10,262	179,203
	Groupe Ares SA	10,632	44,275
	Groupe Crit	18,631	688,240
*	Groupe Flo SA	22,019	184,990
*	Groupe Focal SA	1,400	14,491
*	Groupe Go Sport SA	2,207	176,243
	Groupe Guillin SA	1,200	97,868
	Groupe Steria SCA	37,118	2,011,224
	Guerbet SA	4,357	706,842
	Guyenne et Gascogne SA	26,000	2,648,003
#	Havas SA	62,300	293,914
	Hyparlo SA	11,028	515,641
	IDSUD	1,328	56,969
*	IEC Professionnel Media	19,353	53,486
*	IMS International Metal Service SA	26,603	578,228
	Industrielle et Financiere d’Entreprise SA	300	71,747
* #	Infogrames Entertainment SA	311,327	278,103
#	Ingenico SA	61,820	1,155,053
	Ipsos SA	13,503	1,806,679
	Kaufman et Broad SA	15,476	1,476,991
	Lafuma SA	3,587	318,147
*	Lafuma SA Issue 06	345	30,600
	Laurent-Perrier Group	7,722	450,806
	Lectra Systemes SA	71,588	503,266
	Lisi SA	7,827	519,385
	Locindus	20,056	920,520
*	LVL Medical Groupe SA	20,482	268,757
	Manitou SA	44,368	1,723,962
	Manutan International SA	7,170	408,729
*	Marie Brizard & Roger International SA	1,765	291,866
*	Metaleurop SA	35,449	182,557
	MGI Coutier SA	2,753	91,941
*	MoneyLine SA	1,336	43,444
	Montupet SA	32,450	596,484
#	Mr. Bricolage SA	10,854	210,856
	Nexans SA	56,318	3,716,546
	Norbert Dentressangle	8,690	533,353
* #	NRJ Group	158,769	3,565,456
#	Oberthur Card Systems SA	117,901	994,179
*	Oeneo	79,090	195,216
*	Orpea	35,642	2,180,423
	Paris Orleans et Cie SA	2,832	861,341

5

	Passat SA	3,843	49,232
* #	Penauille Polyservices SA	40,371	720,303
	Petit Forestier SA	5,271	275,239
	Pierre & Vacances	10,903	1,000,922
	Pinguely-Haulotte SA	41,466	1,035,973
	Plastic Omnium SA	30,846	1,162,516
	Plastivaloire SA	1,700	43,513
	Prosodie SA	5,183	125,407
	Provimi SA	48,939	1,262,137
	PSB Industries SA	6,200	258,749
	Radiall SA	2,210	202,849
	Rallye SA	75,206	2,602,654
	Remy Cointreau SA	57,495	2,857,638
*	Rhodia SA	874,663	2,252,928
	Robertet SA	2,183	295,563
	Rodriguez Group SA	23,307	1,388,094
	Rougier SA	2,040	201,469
	Rubis SA	19,728	1,521,466
*	S.T. Dupont SA	3,800	18,301
	Sabeton SA	13,500	192,845
	SAMSE SA	4,400	750,991
	Sasa Industries SA	2,198	84,863
	SCOR SA	2,575,766	6,189,785
	SDR de la Bretagne	3,305	77,371
	SEB SA	21,300	2,295,028
	Sechilienne SA	2,200	1,415,512
	Securidev SA	1,500	31,005
	Signaux Girod SA	894	82,703
	SILIC (Societe Immobiliere de Location pour L’industrie et le Commerce)	23,530	2,531,890
	Smoby SA	1,172	97,770
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	2,758,577
	Societe Industrielle D’Aviations Latecoere SA	20,626	859,814
	Societe Pour L’Informatique Industrielle SA	3,457	215,119
*	Sogeclair SA	595	31,856
*	Solving International SA	6,829	75,864
#	Somfy SA	22,900	5,451,258
	Sopra SA	22,197	1,910,818
*	Spir Communication SA	4,886	726,928
#	SR Teleperformance	90,928	3,033,503
	Stallergenes SA	5,369	803,642
	Ste Virbac SA	12,385	617,176
	Stef-Tfe SA	22,082	1,003,125
	Sucriere de Pithiviers-Le-Vieil	1,825	1,461,131
*	Sylis SA	9,782	59,579
	Synergie SA	11,910	469,547
*	Team Partners Group SA	30,126	40,483
*	Teamlog SA	13,682	63,223
	Tessi SA	2,650	135,701
*	Tipiak SA	518	43,859
	Toupargel-Agrigel SA	11,984	605,560
	Trigano SA	32,572	1,628,071
*	UbiSoft Entertainment SA	30,845	1,200,467
	Union Financiere de France Banque SA	15,346	881,400
*	Valtech	187,303	162,937

6

	Viel et Compagnie	101,253	493,792
	Vilmorin Clause et Compagnie SA	17,336	1,260,768
	VM Materiaux SA	1,832	296,047
	Vranken Pommery Monopole	6,233	317,677
*	XRT	73,575	200,513
TOTAL COMMON STOCKS			163,794,662

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	3,240
*	Group Open SA Warrants 10/21/06	1,000	942
*	Groupe Focal SA Warrants 02/21/10	466	0
*	Oeneo Warrants 08/26/06	14,365	1,712
*	Prosodie SA Warrants 10/28/06	900	343
*	UbiSoft Entertainment SA Warrants 05/14/06	4,100	1,760
TOTAL RIGHTS/WARRANTS			7,997

TOTAL — FRANCE			163,802,659

GERMANY — (10.7%)
COMMON STOCKS — (10.7%)
*	3U Telecom AG	81,002	89,900
	A.S. Creation Tapeton AG	2,900	106,418
*	AAP Implantate AG	26,950	71,053
*	Aareal Bank AG	68,454	3,031,139
*	Abacho AG	22,222	68,866
*	Acg AG Fuer Chipkarten und Informationssysteme	16,940	9,515
	Ackermann-Goeggingen AG	8,100	224,842
*	AC-Service AG	7,811	61,455
*	Adlink Internet Media AG	50,967	373,474
* #	Adva AG Optical Networking	53,785	521,537
	Agrob AG	5,800	86,836
*	Aixtron AG	219,827	811,231
*	Allbecon AG	16,208	62,787
	Amadeus Fire AG	10,642	140,754
*	Analytik Jena AG	5,259	46,309
*	Analytik Jena AG Issue 06	1,314	11,571
#	Andreae-Noris Zahn AG, Anzag	27,200	1,313,814
*	Articon Integralis AG	19,259	73,174
*	Artnet AG	10,731	132,309
	Atoss Software AG	5,998	95,094
*	Augusta Technologie AG	17,931	200,945
#	AWD Holding AG	66,316	2,193,941
#	Baader Wertpapier Handelsbank AG	34,657	419,606
	Balda AG	123,872	1,569,589
*	Basler AG	3,200	50,800
* #	Beate Uhse AG	56,241	455,496
	Bechtle AG	28,522	689,645
	Berliner Elektro Holding AG	22,761	259,137
*	Bertrandt AG	13,308	163,444
	Beta Systems Software AG	5,700	38,050
	Bilfinger & Berger Bau AG	102,569	5,898,262
*	Biolitec AG	15,372	164,353
	Biotest AG	15,382	460,423

7

* #	BKN International AG	17,600	81,664
*	BMP AG	37,773	103,751
	Boewe Systec AG	8,717	577,538
*	Borussia Dortmund GMBH & Co. KGAA	43,407	126,672
	Bremer Energiekonto AG	35,015	209,734
*	Broadnet Mediascape Communications AG	31,844	125,115
*	CBB Holding AG	102,602	7,706
*	Ce Consumer Electronic AG	43,747	17,214
*	Ceag AG	20,670	162,689
	Cenit AG Systemhaus	7,975	269,133
*	Centrotec Hochleistungskunststoffe AG	13,684	510,791
	Cewe Color Holding AG	10,463	366,121
*	CNV Vermoegensverwaltungs AG	6,625	83,233
#	Comdirect Bank AG	120,666	1,333,531
	Computerlinks AG	7,044	117,548
*	Concord Effekten AG	4,318	18,827
*	Condomi AG	1,800	1,739
*	COR AG Insurance Technologies	16,018	73,935
* #	CTS Eventim AG	34,318	990,654
	Curanum AG	55,521	509,228
*	Cybio AG	8,975	69,767
* #	D. Logistics AG	63,750	150,535
	DAB Bank AG	103,989	994,935
	Data Modul AG	5,600	69,122
*	DEAG Deutsche Entertainment AG	36,433	98,108
	Deutsche Euroshop AG	39,208	2,551,431
*	Deutsche Steinzeug Cremer & Breuer AG	87,200	54,015
*	Deutz AG	180,401	1,126,846
	Dierig Holding AG	10,500	125,170
#	Dis Deutscher Industrie Service AG	18,524	1,296,232
#	Douglas Holding AG	97,549	4,439,858
	Dr. Hoenle AG	10,413	122,839
*	Drillisch AG	62,423	341,953
*	Duerr Beteiligungs AG	19,788	432,000
	DVB Bank AG	7,124	1,604,922
*	Easy Software AG	13,167	117,881
	Eckert and Ziegler Strahlen - und Medizintechnik AG	3,000	47,104
*	Elexis AG	14,892	372,491
	Elmos Semiconductor AG	23,218	290,416
	ElreingKlinger AG	6,000	265,733
* #	Em.TV AG	118,273	678,445
*	Emprise Management Consulting AG	24,502	37,473
*	EMS New Media AG	42,609	61,407
*	Epcos AG	139,345	1,890,335
	Erlus Baustoffwerke AG	297	121,910
*	Escada AG	28,241	925,314
	Euwax AG	2,375	96,917
* #	Evotec Biosystems AG	144,460	720,288
	Fielmann AG	29,181	2,294,017
* #	FJA AG	28,590	131,618
	Fortec Elektronik AG	2,130	113,773
	Freenet.De AG	50,400	1,441,424
	Fuchs Petrolub AG Oel & Chemie	27,952	1,233,267
*	Geratherm Medical AG	8,513	65,790
	Gerry Weber International AG	37,262	722,998

8

	Gesco AG	5,449	256,793
	GFK AG	45,483	2,018,549
*	GFT Technologies AG	41,195	164,661
*	GPC Biotech AG	65,754	1,168,500
	Grenkeleasing AG	27,575	1,652,040
	Grundstuecks & Baugesellschaft AG	3,567	205,278
	Gwag Bayerische Wohnungs— Aktiengesellschaft AG	3,383	209,708
	Hamborner AG	21,000	814,036
*	Hansa Group AG	27,516	54,172
	Hawesko Holdings AG	6,562	299,640
*	Herlitz AG	6,962	40,687
*	Hoeft & Wessel AG	14,884	126,274
*	Hucke AG	11,123	30,248
	Hugo Boss AG	25,100	1,017,444
	Hutschenreuther AG	2,800	35,214
	Hyrican Informations Systeme AG	4,483	46,214
*	I-D Media AG	11,310	31,289
	IFA Hotel & Touristik AG	7,000	69,341
*	IM International Media AG	152,932	191,425
#	Indus Holding AG	21,207	737,839
*	Innovation in Traffic Systems AG	17,984	167,525
	Interseroh AG	12,506	440,112
* #	Intershop Deutschland AG	15,053	29,448
*	Intertainment AG	8,500	9,070
*	Isra Vision Systems AG	6,012	182,658
*	itelligence AG	51,693	171,334
	IVG Immobilien AG	143,237	3,721,064
*	IVU Traffic Technologies AG	32,745	59,715
	Iwka AG	72,561	1,953,635
* #	Jack White Productiions AG	15,810	164,423
*	Jenoptik AG	101,045	865,348
	K & S Aktiengesellschaft AG	55,500	4,161,710
	Kampa-Haus AG	10,375	85,444
	Keramag Keramische Werke AG	13,000	963,152
#	Kloeckner-Werke AG	60,141	720,545
*	Kontron AG	111,176	1,270,035
	Krones AG	14,619	1,731,821
*	KSB AG	2,387	590,852
	KWS Kleinwanzlebener Saatzucht AG	1,812	1,784,491
*	Leica Camera AG	1,466	14,476
*	Leifheit AG	12,500	327,889
	Leoni AG	112,500	3,914,154
*	Loewe AG	20,599	453,206
	LPKF Laser & Electronics AG	17,883	138,959
*	Mania Technologie AG	18,273	58,038
	Masterflex AG	8,056	290,229
*	Maxdata AG	32,897	94,586
*	Mediclin AG	57,955	200,249
* #	Medigene AG	38,133	397,400
#	Medion AG	67,750	990,349
*	Mensch und Maschine Software AG	24,609	142,642
#	Mobilcom AG	144,380	3,802,250
*	Mologen AG	15,853	248,451
*	Morphosys AG	11,240	648,163
*	Mosaic Software AG	5,200	8,502

9

#	Muehlabauer Holdings AG & Co. KGAA	15,349	687,152
#	MVV Energie AG	124,627	3,272,738
*	MWG Biotech AG	30,700	8,826
	Nemetschek AG	19,144	378,789
*	Neschen AG	5,800	11,462
*	Net AG Infrastructure, Software & Solutions	45,649	92,339
*	Nexus AG	27,268	116,373
#	Norddeutsche Affinerie AG	92,331	2,563,262
	Norddeutsche Steingutfabrik AG	5,960	71,016
*	Nordwest Handel AG	3,244	25,569
*	November AG	9,018	45,482
	OHB Technology AG	26,706	280,216
	Oldenburgische Landesbank AG	2,113	132,127
*	Pandatel AG	5,700	7,477
	Paragon AG	22,134	405,981
*	Parsytec AG	23,457	83,299
	PC-Ware Information Technologies AG	14,056	278,190
*	Personal & Informatik AG	5,900	113,200
	Pfeiffer Vacuum Technology AG	18,888	1,164,356
*	Pfleiderer AG	97,309	2,406,216
*	Pironet NDH AG	19,843	91,827
*	Pixelpark AG	22,213	45,050
*	Plambeck Neue Energien AG	44,654	98,073
*	Plasmaselect AG	35,172	210,828
*	Plenum AG	9,300	15,589
*	Primacom AG	48,830	288,926
*	Produkte und Syteme der Informationstechnologie AG	28,873	185,525
	Progress-Werk Oberkirch AG	6,250	272,233
*	Pulsion Medical Systems AG	17,658	123,369
*	PVATepla AG	18,750	107,316
* #	QIAGEN NV	388,783	5,789,184
* #	QSC AG	241,882	1,413,940
	Rational AG	15,083	2,166,659
*	Realtech AG	10,276	101,834
	Renk AG	19,400	826,294
* #	REpower Systems AG	10,180	520,297
	Rheinmetall Berlin AG	45,000	3,506,701
	Rhoen-Klinikum AG	55,525	2,414,768
*	Rinol AG	1,475	1,270
*	Rohwedder AG	9,909	155,390
*	Ruecker AG	7,800	65,102
* #	S.A.G. Solarstrom AG	18,478	169,418
	Sartorius AG	23,323	696,269
	Schlott Sebaldus AG	14,074	522,594
*	Secunet Security Networks AG	12,176	199,381
	Sektkellerei Schloss Wachenheim AG	15,120	189,238
*	Senator Entertainment AG	980	3,343
*	SGL Carbon AG	167,059	2,877,111
	SHB Stuttgarter Finanz - und Beteiligungs AG	18,000	690,938
*	SHS Informationssysteme AG	16,831	62,534
* #	Silicon Sensor International AG	4,630	50,763
* #	Singulus Technologies AG	103,267	1,984,785
	Sinner AG, Karlsruhe	4,160	69,428
*	SinnerSchrader AG	18,262	43,550
	Sixt AG	30,621	991,208

10

*	SM Wirtschaftsberatungs AG	16,214	145,490
	Software AG	62,591	3,609,850
	Stada Arzneimittel AG	159,583	5,709,428
	Stahl (R.) AG	9,488	310,735
*	Stoehr & Co. AG	16,000	73,433
*	Strabag AG	9,163	1,058,319
	Stratec Biomedical Systems AG	7,640	406,973
	Sued-Chemie AG	29,146	1,618,058
*	Suess Microtec AG	33,799	336,279
	Synaxon AG	5,125	46,460
	Syskoplan AG	9,363	93,804
	Syzygy AG	24,395	150,197
	Takkt AG	104,239	1,363,703
*	TDS Informationstechnologie AG	19,106	54,022
* #	Techem AG	56,286	2,453,349
	Technotrans AG	15,110	353,934
*	Telegate AG	20,500	510,768
	Teles AG	26,657	179,202
*	Textilgruppe Hof AG	12,170	104,642
*	TFG Venture Capital AG & Co. KGAA	23,262	71,577
*	Tomorrow Focus AG	86,076	289,927
	TTL Information Technology AG	6,400	15,673
	Umweltbank AG	9,542	169,016
	United Internet AG	92,804	4,617,663
*	United Medical Systems International AG	10,753	63,103
*	Utimaco Safeware AG	35,121	412,753
*	Value Management & Research AG	32,950	199,067
*	Varetis AG	11,100	95,221
*	VBH (Vereinigter Baubeschlag-Handel) AG	9,415	30,903
*	Vereinigte Deutsche Nickel-Werke AG	12,150	3,061
*	Vivacon AG	38,677	1,671,527
	Vossloh AG	28,307	1,470,924
*	W.O.M. World of Medicine AG	19,193	60,612
	Wanderer-Werke AG	7,903	416,413
*	WaveLight Laser Technologies AG	11,800	178,178
*	WCM Beteiligungs AG	617,895	287,046
	Westag and Getalit AG, Rheda-Wiedenbrueck	7,000	87,573
*	Wire Card AG	168,653	1,139,031
	Wuerttembergische Lebensversicherung AG	16,665	467,448
	Wuerttembergische Metallwarenfabrik AG	30,330	622,339
*	Zapf Creation AG	7,500	88,719
TOTAL COMMON STOCKS			160,791,428

RIGHTS/WARRANTS — (0.0%)
*	SHS Informationssysteme AG Rights 03/09/06	16,831	803

TOTAL — GERMANY			160,792,231

SWEDEN — (7.2%)
COMMON STOCKS — (7.2%)
* #	Acandofrontec AB Series B	98,800	190,686
* #	Active Biotech AB	67,400	565,998
	Addtech AB Series B	52,700	640,860

11

*	Alfaskop AB	3,200	324
	Angpannefoereningen AB Series B	12,200	419,924
*	Anoto Group AB	238,833	642,107
	Aros Quality Group AB	12,200	195,711
*	Artimplant AB Series B	144,000	147,620
	Axfood AB	74,350	1,921,010
#	Axis AB	183,494	1,147,032
	Ballingslov International AB	20,900	418,269
	Beiger Electronics AB	13,300	205,683
	Beijer AB Series B	12,700	294,353
	Beijer Alma AB Series B	17,400	506,768
	Bergman & Beving AB Series B	60,400	1,007,114
	Biacore International AB	21,550	613,996
	Bilia AB Series A	116,725	2,491,019
#	Billerud AB	102,000	1,456,632
*	BioGaia AB Series B	38,000	107,983
*	Bong Ljungdahl AB	13,000	111,953
*	Boras Waefveri AB Series B	8,600	48,682
*	Boss Media AB	73,700	203,479
*	Capio AB	258,500	4,470,203
	Capona AB	25,400	400,981
	Cardo AB	55,700	1,650,376
	Castellum AB	94,000	3,935,244
#	Clas Ohlson AB Series B	69,300	1,260,269
	Cloetta AB Series B	22,250	636,607
	Concordia Maritime AB Series B	62,300	327,828
* #	Consilium AB Series B	12,746	77,915
	D. Carnegie & Co. AB	148,200	2,509,163
*	Doro AB Series A	400	1,315
*	Duroc AB Series B	2,700	10,056
	Elekta AB Series B	317,200	4,687,733
	Elverket Vallentuna AB	8,650	55,212
* #	Enea Data AB Series B	862,000	517,352
	Eniro AB	288,700	3,197,300
	Expanda AB	16,547	126,512
	Fabege AB	164,145	3,258,039
	Fagerhult AB	15,700	351,268
* #	Framtidsfabriken AB	2,586,000	316,558
	Geveko AB Series B	8,300	227,944
*	Glocalnet AB	253,500	128,053
	Gunnebo AB	87,800	961,873
*	Gunnebo Industrier AB	10,000	163,830
	Haldex AB	57,300	1,342,162
	Heba Fastighets AB Series B	13,500	238,792
	Hexagon AB	10,716	329,484
	Hiq International AB	104,889	600,307
	HL Display AB Series B	6,000	94,626
#	Hoganas AB Series B	46,400	982,206
*	IBS AB Series B	144,200	509,776
*	Industrial & Financial Systems AB Series B	356,600	502,561
*	Intentia International AB Series B	171,420	568,820
*	Intrum Justitia AB	163,100	1,429,913
*	Invik and Co. AB Series B	15,540	209,067
*	JM AB	78,000	4,349,847
*	Klippans Finpappersbruk AB	23,200	23,539

12

	Klovern AB	189,976	693,340
	Kungsleden AB	140,300	4,909,304
	Lagercrantz Group AB Series B	52,800	206,702
*	LB Icon AB	44,330	307,662
	Lennart Wallenstam Byggnads AB Class B	87,800	1,175,117
*	Lindex AB	182,800	2,101,619
	Ljungberg Gruppen AB Series B	3,800	98,885
*	Lundin Mining Corp.	4,322	79,449
*	Lundin Petroleum AB	90,000	993,164
*	Mandator AB	390,520	120,221
	Meda AB Series A	255,575	3,486,622
*	Medivir Series B	17,250	113,788
*	Micronic Laser Systems AB	105,400	1,521,947
*	Munters AB	50,050	1,489,455
	Naerkes Elektriska AB Series B	9,350	151,893
	NCC AB Series B	118,100	2,684,226
	Nefab AB	36,600	275,020
*	Net Insight AB Series B	869,000	255,907
	New Wave Group AB Series B	91,100	1,006,579
	Nibe Industrier AB	37,000	1,238,718
	Nobia AB	117,300	2,828,381
	Nolato AB Series B	55,040	548,896
	Observer AB	161,556	767,432
	OEM International AB Series B	12,400	266,507
* #	OMX AB	189,900	3,236,636
	Orc Software AB	30,900	269,166
*	Ortivus AB	27,507	121,602
	Partnertech AB	20,800	301,976
	PEAB AB Series B	125,200	1,668,097
*	Pergo AB	111,500	704,165
	Poolia AB Series B	22,150	116,413
	Prevas AB Series B	16,000	46,664
*	Pricer AB Series B	1,391,500	207,347
*	Proact It Group AB	29,000	103,989
*	Proffice AB	215,400	413,784
	Profilgruppen AB	4,000	41,846
	Protect Data AB	23,800	688,069
* #	PyroSequencing AB	51,940	69,049
#	Q-Med AB	34,000	1,211,442
* #	Readsoft AB Series B	48,800	171,896
	Rederi AB Transatlantic Series B	83,600	363,347
#	Rottneros Bruk AB	366,600	301,126
	Salus Ansvar AB Series B	15,900	68,818
	Sardus AB	11,200	122,401
*	Scribona AB Series A	40,100	112,504
*	Scribona AB Series B	110,300	310,599
*	Semcon AB	36,900	302,857
* #	Sigma AB Series B	25,800	42,043
*	Sintercast AB	11,800	137,082
*	Skanditek Industrifoervaltnings AB	156,975	844,817
	Skistar AB	94,800	1,177,042
*	Studsvik AB	18,300	452,396
	Sweco AB Series B	36,000	964,023
* #	Switchcore AB	185,784	16,198
*	Teleca AB Series B	140,000	742,271

13

*	Telelogic AB	593,200	1,445,275
* #	Teligent AB	39,200	146,935
*	Ticket Travel Group AB	37,152	87,711
	Trelleborg AB Series B	202,600	4,219,490
	TV 4 AB Series A	22,200	624,076
	Uniflex AB Series B	3,630	29,789
	VBG AB Series B	271	9,996
*	Vitrolife AB	41,500	143,538
*	Wedins Skor & Accessoarer AB	18,900	35,602
	Westergyllen AB Series B	9,400	97,402
*	Wihlborgs Fastigheter AB	32,829	905,515
	Wilh. Sonesson AB Series A	4,160	16,876
	Wilh. Sonesson AB Series B	4,160	16,452
#	WM-data AB Series B	1,005,800	2,958,207
	Xponcard Group AB	6,500	166,304
TOTAL COMMON STOCKS			107,343,601

RIGHTS/WARRANTS — (0.0%)
*	Wedins Skor & Accessoarer AB Rights 03/14/06	94,500	66,282

TOTAL — SWEDEN			107,409,883

NETHERLANDS — (7.0%)
COMMON STOCKS — (7.0%)
	Aalberts Industries NV	69,736	4,963,240
#	Accell Group NV	25,920	826,040
*	AFC Ajax NV	14,218	145,400
	Airspray NV	11,668	375,634
	Amsterdam Commodities NV	40,800	178,824
	Arcadis NV	56,380	2,098,031
* #	ASM International NV	120,396	2,233,360
*	Atag Group NV	4,630	1,601
	Athlon Holding NV	34,250	975,937
	Batenburg Beheer NV	3,000	173,278
*	Begemann Groep NV Series B	13,451	2,886
	Beter Bed Holding NV	17,455	829,710
	Boskalis Westminster NV	65,442	4,145,163
	Brunel International NV	62,641	1,738,805
	Buhrmann NV	252,113	4,224,111
	Crown Van Gelder NV	12,000	262,640
* #	Crucell NV	97,850	2,425,905
	DOCdata NV	19,890	167,916
*	Draka Holding NV	34,598	615,886
*	Econosto NV	32,113	147,088
	Eriks Group NV	23,084	969,585
#	Exact Holding NV	59,847	1,906,750
	Fornix Biosciences NV	15,164	417,173
	Gamma Holding NV	15,705	701,868
#	Getronics NV	386,446	5,247,256
	Grolsche NV	32,100	1,058,751
	Grontmij NV	9,753	806,286
* #	Hagemeyer NV	1,576,607	6,345,149
	Heijmans NV	69,723	3,322,860

14

*	Hitt NV	11,322	97,101
	ICT Automatisering NV	21,378	414,701
	Imtech NV	55,246	2,307,508
* #	Jetix Europe NV	126,362	2,500,614
	Kas Bank NV	42,888	1,098,633
* #	Kendrion NV	262,772	544,703
	Koninklijke Bam Groep NV	52,841	5,017,797
*	Koninklijke Frans Maas Groep NV	12,349	555,698
	Koninklijke Ten Cate NV	16,195	1,821,659
	Koninklijke Vopak NV	63,951	2,034,838
* #	Laurus NV	170,959	688,254
	MacIntosh NV	19,099	1,386,608
*	Magnus Holdings NV Series A	130,458	112,071
*	Maverix Capital NV	1,500	67,949
	Nederlandsche Apparatenfabriek NV	14,496	506,931
	Nutreco Holding NV	84,911	4,989,262
	Oce NV	247,116	4,275,106
	OPG Groep NV Series A	35,113	3,055,701
*	Ordina NV	93,974	1,883,352
* #	Pharming Group NV	196,392	913,495
*	Punch Technix NV	2,284	28,642
	Reesink NV	2,050	196,548
	Roto Smeets de Boer NV	3,062	166,059
*	Samas-Groep NV	55,332	576,030
*	Seagull Holding NV	6,767	24,245
* #	Semiconductor Industries NV	89,295	457,578
#	Sligro Food Group NV	47,787	2,075,984
	Smit Internationale NV	20,578	1,573,049
	Stern Groep NV	1,236	50,255
	Stork NV	86,944	4,961,868
	Telegraaf Media Groep NV	148,536	3,505,407
*	Textielgroep Twenthe NV	1,000	2,980
*	Tulip Computers NV	506,358	169,150
	Twentsche Kabel Holding NV	18,244	918,463
*	Unit 4 Agresso NV	36,020	621,774
	United Services Group NV	69,746	4,368,486
	Univar NV	47,480	2,493,317
#	Van der Moolen Holding NV	69,136	622,035
	Wegener Arcade NV	70,830	1,139,702

TOTAL — NETHERLANDS			105,530,686

ITALY — (6.6%)
COMMON STOCKS — (6.6%)
*	A.S. Roma SpA	29,265	17,971
	Acea SpA	163,000	1,863,126
	Acegas SpA	61,095	583,512
*	Actelios SpA	328,389	3,939,139
	Aedes SpA (Sta Ligure Lombarda per Imprese & Costruzioni)	324,161	2,242,731
#	Aem Torino SpA	507,240	1,381,052
	Aeroporto de Firenze SpA	15,813	275,193
*	Alitalia Linee Aeree Italiane SpA	123,532	186,767
	Amplifon SpA	37,663	2,866,334
	Astaldi SpA	157,471	1,063,670

15

	Azienda Mediterranea Gas e Acqua SpA	360,014	815,617
#	Banca Finnat Euramerica SpA	532,000	766,486
#	Banca Ifis SpA	35,228	509,097
	Banca Intermobiliare di Investimenti e Gestoni SpA	266,624	2,828,216
	Banca Popolare Dell’etruria e Del Lazio Scrl	162,995	3,070,794
	Banca Profilo SpA	227,476	647,885
#	Banco di Desio e della Brianza SpA	197,010	1,629,806
	Banco Piccolo Valellinese Scarl SpA	215,405	3,284,806
*	Beghelli SpA	369,001	289,377
	Benetton Group SpA	8,444	107,592
	Beni Stabili SpA, Roma	1,309,500	1,406,490
	Biesse SpA	52,858	585,760
	Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	9,675	423,114
	Brembo SpA	74,782	667,038
	Caltagirone Editore SpA	132,868	1,159,820
#	Caltagirone SpA	178,399	1,751,204
	CAMFIN (Cam Finanziaria) SpA	36,527	80,309
	Carraro SpA	36,982	157,293
	Cembre SpA	32,807	203,351
	Cementir Cementerie del Tirreno SpA	249,704	1,651,274
	Centrale del Latte di Torino & Co. SpA	13,397	69,845
	CIR SpA (Cie Industriale Riunite), Torino	591,100	1,770,988
*	Cirio Finanziaria SpA	175,000	36,299
	Class Editore SpA	83,868	160,773
*	Coats Cucirini SpA	30,000	64,791
*	Compagnia Immobiliare Azionaria SpA	44,000	9,288
	Credito Artigiano SpA	139,446	591,625
	Credito Bergamasco SpA	18,031	622,126
	Cremonini SpA	135,428	343,165
*	CSP International Industria Calze SpA	10,000	11,991
#	Danieli & C.Officine Meccaniche SpA	76,835	735,290
	Davide Campari - Milano SpA	275,990	2,210,440
	De Longhi SpA	145,669	461,717
* #	Ducati Motor Holding SpA	268,527	278,936
	Emak SpA	37,500	217,148
* #	EnerTad SpA	90,302	349,635
	Ergo Previdenza SpA	103,646	669,176
#	Esprinet SpA	52,401	893,333
#	Fiera Milano SpA	19,866	213,597
*	Fin.Part SpA	133,481	23,630
*	Finarte Casa d’Aste SpA (Milano)	56,266	50,975
* #	Finmatica SpA	35,900	97,532
	Gabetti Holding SpA	55,000	262,209
	Gefran SpA	26,849	174,160
* #	Gemina SpA	602,286	2,065,988
#	Gewiss SpA	221,700	1,493,375
*	Giovanni Crespi SpA	49,200	52,749
	Granitifiandre SpA	40,333	339,716
	Gruppo Ceramiche Ricchetti SpA	82,156	174,485
	I Grandi Viaggi SpA	84,715	169,245
*	Immobiliare Lombardia SpA	9,036,502	2,171,337
#	Immsi SpA	527,298	1,626,975
*	Impregilo SpA	943,116	4,038,431
	Industria Macchine Automatique SpA	33,671	404,963
	Industria Romagnola Conduttori Elettrici SpA	17,500	61,808

16

*	Intek SpA	296,998	233,150
	Interpump Group SpA	142,758	976,914
*	ITALJOLLY (Cia Italiana dei Jolly Hotels SpA)	34,500	473,081
	Italmobiliare SpA	20,975	1,610,441
* #	Juventus Footbal Club SpA	117,000	190,963
	La Doria SpA	37,031	111,208
	Lavorwash SpA	25,065	84,821
	Linificio e Canapificio Nazionale SpA	43,140	168,989
	Maffei SpA	60,568	151,646
	Manifattura Lane Gaetano Marzotto & Figli SpA	138,000	596,525
#	Mariella Burani Fashion Group SpA	33,561	599,761
*	Meliorbanca SpA	162,323	687,741
#	Merloni Elettrodomestici SpA	155,000	1,939,311
	Mirato SpA	27,765	286,112
	Monrif SpA	177,521	270,763
*	Montefibre SpA	143,130	56,651
	Navigazione Montanari SpA	224,302	910,119
*	Negri Bossi SpA	13,700	25,918
*	NGP SpA	17,891	7,465
*	Olidata SpA	44,756	53,683
*	Opengate Group SpA	4,000	9,108
*	Pagnossin SpA	9,000	9,335
*	Partecipazioni Italiane SpA	41,062	13,902
	Permasteelisa SpA	58,252	1,052,992
#	Pininfarina SpA	31,285	1,159,511
	Pirelli & C.Real Estate SpA	9,600	593,667
#	Poligrafici Editoriale SpA	132,000	256,339
	Premafin Finanziaria SpA Holding di Partecipazioni	443,890	1,300,501
	Premuda SpA	189,179	386,438
*	Ratti SpA	112,201	72,612
	Recordati SpA	234,576	1,735,919
*	Reno de Medici SpA	506,943	456,805
*	Richard-Ginori 1735 SpA	140,800	82,588
	Risanamento Napoli SpA	304,043	1,716,158
	Sabaf SpA	20,348	512,128
	SAES Getters SpA	19,275	528,205
*	Schiapparelli 1824 SpA, Milano	1,322,152	80,962
* #	Seat Pagine Gialle SpA, Torino	2,990,238	1,517,448
	Sirti SpA	29,967	80,984
	SISA (Societa Imballaggi Speciali Asti SpA)	72,500	224,530
*	SNIA SpA	227,590	21,880
* #	Societa Partecipazioni Finanziarie SpA	522,746	469,740
#	Societe Cattolica di Assicurazoni Scarl SpA	27,170	1,551,191
#	Socotherm SpA	34,568	473,293
	Sogefi SpA	208,712	1,361,058
	Sol SpA	170,478	962,273
* #	Sorin SpA	452,327	868,505
*	STA Metallurgica Italiana SpA	282,640	141,034
	Stefanel SpA	54,400	250,732
#	Targetti Sankey SpA	14,500	82,847
*	Tecnodiffusione Italia SpA	3,332	7,944
* #	Tiscali SpA	684,741	2,016,294
	Tod’s Group SpA	30,476	2,228,324
	Trevi-Finanziaria Industriale SpA	72,008	440,167
*	Valentino Fashion Group SpA	143,000	3,829,208

17

*	Vemer Siber Group SpA	154,649	68,298
*	Viaggi del Ventaglio SpA	76,446	82,854
	Vianini Industria SpA	52,520	203,521
	Vianini Lavori SpA	180,752	1,950,002
#	Vittoria Assicurazioni SpA	54,861	730,836
*	Zucchi (Vincenzo) SpA	144,350	490,511

TOTAL — ITALY			98,828,471

GREECE — (4.3%)
COMMON STOCKS — (4.3%)
*	A. Cambas Holding & Real Estate S.A.	63,357	168,559
	A. Kalpinis - N. Simos Steel Service Center	12,432	47,445
*	Aegek S.A.	143,725	289,576
*	Agrotiki Insurance S.A.	34,455	229,743
	Alco Hellas ABEE S.A.	38,730	78,546
*	Alfa Alfa Energy S.A.	3,810	6,313
*	Alfa-Beta Vassilopoulos S.A.	17,022	249,271
*	Alisida S.A.	2,160	6,314
	Allatini Industrial & Commercial Co. S.A.	24,130	43,568
*	Alte Technological Co. S.A.	85,048	8,100
*	Altec Information & Communication Systems S.A.	80,278	221,568
	Alumil Milonas S.A.	27,516	111,839
*	Aluminum of Attica S.A.	104,982	23,778
	Anek Lines S.A.	171,271	341,285
	Arcadia Metal Industry C. Rokas S.A.	32,369	546,483
	AS Co. S.A.	25,370	36,208
*	Aspis Bank S.A.	115,344	628,134
*	Aspis Pronia General Insurance S.A.	87,120	131,261
*	Astir Palace Vouliagmenis S.A.	67,240	638,938
	Athens Medical Center S.A.	112,364	422,917
	Athens Water Supply & Sewage Co. S.A.	53,245	531,319
	Atlantic Super Market S.A.	35,080	102,501
	Attica Holdings S.A.	180,924	955,061
	Attica Publications S.A.	16,674	67,212
	Atti-Kat S.A.	147,934	157,280
	Autohellas S.A.	62,330	326,068
	Babis Vovos S.A.	50,982	1,034,468
*	Balafas Construction Holdings S.A.	15,200	3,443
*	Bank of Attica S.A.	115,721	903,174
	Bank of Greece	43,172	5,864,469
	Benrubi S.A.	11,121	58,352
	Betanet S.A.	11,220	49,501
*	Bitros Holdings S.A.	19,302	51,155
	Blue Star Maritime S.A.	168,190	469,737
	Byte Computers S.A.	22,730	62,540
	Chipita S.A.	94,032	444,463
*	Compucon Computer Applications S.A.	11,260	6,117
	Computer Peripherals International S.A.	9,110	10,452
	Cyclon Hellas S.A	46,081	60,668
	Daios Plastics S.A.	16,350	99,429
	Delta Holdings S.A.	73,427	1,145,136
	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	85,140	300,819
	Dionic S.A.	13,336	12,748

18

	Domiki Krittis S.A.	17,730	16,208
*	Dromeas S.A.	5,200	8,989
*	Dynamic Life S.A.	16,440	10,583
	Edrasi Psalllidas Technical Co. S.A.	31,108	44,398
	Egnatia Bank S.A.	161,747	1,155,460
	El. D. Mouzakis S.A.	31,653	29,888
	Elais Oleaginous Production S.A.	16,707	436,154
*	Elbisco Holding S.A.	56,000	297,488
	Elektrak S.A.	20,450	50,332
	Elektroniki of Athens S.A.	21,560	101,615
*	Elephant S.A.	26,310	2,508
	Elgeka S.A.	18,590	66,776
	Elmec Sport S.A.	75,336	181,582
*	Elton S.A.	41,940	53,641
*	Empedos S.A.	15,974	1,523
	ETEM S.A. Light Metals Industry	54,762	142,318
*	Ethniki General Insurance Co. S.A.	178,148	1,555,825
*	Etma Rayon S.A.	11,242	23,313
*	Euro Reliance General Insurance Co. S.A.	14,830	34,306
	Eurodrip S.A.	46,480	85,145
	Euromedica S.A.	50,540	340,608
*	European Technical S.A.	32,750	8,979
	Everest S.A.	30,730	67,681
	Evrofarma S.A.	21,460	46,171
	F.G. Europe SA Common Registered Shares	4,536	16,349
*	Fanco S.A.	10,110	3,321
*	Forthnet S.A.	30,770	351,214
	Fourlis S.A.	78,800	1,021,692
	Frigoglass S.A.	65,530	835,454
	G.Polyhronos S.A.	10,580	14,009
	Galaxidi Fish S.A.	12,940	14,155
	General Commercial & Industry SA	24,060	24,636
*	Geniki Bank	82,984	1,223,257
	Germanos S.A.	162,850	3,404,818
	Goody’s S.A.	17,740	255,424
*	Gregorys Mikrogeumata S.A.	17,620	21,425
	Halkor S.A.	167,356	652,255
	Hatziioannou S.A.	44,200	51,277
	Hellas Can Packaging Manufacturers S.A.	27,902	243,439
*	Hellenic Cables S.A.	47,656	128,714
	Hellenic Duty Free Shops S.A.	80,020	1,490,983
	Hellenic Fabrics S.A.	22,050	83,734
	Hellenic Sugar Industry S.A.	35,750	188,244
	Hellenic Technodomiki S.A.	439,219	3,791,066
	Heracles General Cement Co.	93,293	1,420,249
	Hermes Real Estate S.A.	101,554	838,142
*	Hippotour S.A.	13,891	12,566
	Hyatt Regency S.A.	130,260	1,732,417
	Iaso S.A.	131,810	686,218
	Iktinos Hellas S.A.	6,500	12,352
	Inform P. Lykos S.A.	24,710	149,871
*	Informatics S.A.	3,778	1,388
*	Intersat S.A.	19,392	8,091
	Intertech S.A.	12,236	44,736
	Intracom Constructions S.A.	76,220	108,698

19

	Intracom S.A.	278,176	2,036,702
*	Ionian Hotel Enterprises S.A.	16,754	199,409
*	Ipirotiki Software & Publications S.A.	22,110	51,199
*	J Boutaris & Son Holding S.A.	48,870	43,954
	J&P-Avax S.A.	126,316	749,601
*	Karatzis S.A.	26,110	55,923
	Karelia Tobacco Co., Inc. S.A.	2,750	414,677
	Kathimerini S.A.	21,240	164,624
	Katselis Sons S.A.	29,920	138,723
	Kego S.A.	32,045	57,105
*	Kekrops S.A.	4,254	92,721
*	Keramia-Allatini S.A. Industrielle Commerciale & Technique	10,368	9,977
*	Klonatex Group S.A. Bearer Shares	20,351	22,926
	Kordellou Brothers S.A.	12,300	20,750
	Lambrakis Press S.A.	118,587	544,857
	Lampsa Hotel Co.	39,501	314,776
*	Lan-Net S.A.	78,697	148,449
	Lavipharm S.A.	61,764	82,765
	Lazarides Vineyards S.A.	18,326	27,721
*	Logic Dis S.A.	155,650	134,812
*	Loulis Mills S.A.	26,122	98,560
	Mailis (M.J.) S.A.	113,544	482,203
*	Maritime Company of Lesvos S.A.	181,609	271,218
*	Maxim S.A.	16,360	5,174
	Medicon Hellas S.A.	2,860	15,744
*	Mesochoritis Bros. Construction Co. S.A.	23,700	15,380
	Metka S.A.	64,440	721,962
	Michaniki S.A.	123,415	378,291
	Minerva Knitwear SA	5,140	10,833
	Minoan Lines S.A.	179,999	758,554
	MLS Multimedia S.A.	8,300	10,729
	Mochlos S.A.	196,609	74,598
*	Multirama S.A.	10,990	94,316
	Mytilineos Holdings S.A.	83,930	2,556,205
	N. Levederis S.A.	8,355	11,474
	N.B.G. Real Estate Development Co.	163,170	1,093,753
*	Naoussa Spinning Mills S.A.	76,407	21,612
	Naytemporiki S.A.	26,080	50,903
	Neochimiki Lv Lavrentiadis S.A.	70,050	718,572
*	Neorion-Syro’s Shipyards S.A.	27,210	48,351
	Newsphone Hellas Audiotex S.A.	55,010	259,604
*	Nexans Hellas S.A.	3,003	8,552
	Nikas S.A.	34,147	227,983
	Notos Com.Holdings S.A.	99,854	430,434
	Pantechniki S.A.	66,020	231,528
*	Pegasus Publishing & Printing S.A.	58,590	161,262
	Persefs S.A. Health Care	23,592	20,394
	Petros Petropoulos S.A.	7,360	43,465
*	Petzetakis S.A.	40,610	104,138
*	Pilias S.A.	51,792	31,054
	Pipeworks L. Girakian Profil S.A.	11,730	17,627
	Piraeus Leasing S.A.	5,765	44,126
*	Prodeftiki Technical Co.	32,257	10,663
*	Promota Hellas S.A.	8,860	2,425
	Rilken S.A.	1,982	13,031

20

*	Sanyo Hellas S.A.	118,401	196,209
	Sarantis S.A.	54,030	559,854
	Sato S.A.	37,134	63,819
*	Selected Textile Industry Assoc. S.A.	70,159	70,621
	Sfakianakis S.A.	13,390	92,239
*	Sheet Steel S.A.	25,850	11,719
*	Shelman Hellenic-Swiss Wood S.A.	38,042	88,972
	Silver and Baryte Ores Mining Co. S.A.	42,861	570,568
	Spyroy Agricultural House S.A.	40,278	70,637
*	Stabilton S.A.	27,530	2,625
	Technical Olympic S.A.	238,420	1,533,021
*	Technodomi M.Travlos Br. Com. & Constr. Co. S.A.	13,910	3,482
	Teletypos S.A. Mega Channel	40,647	286,985
	Terna Tourist Technical & Maritime S.A.	79,880	993,816
*	Themeliodomi S.A.	37,422	16,456
	Thrace Plastics Co. S.A.	59,640	127,665
	Uncle Stathis S.A.	18,548	147,765
	Unisystems S.A.	58,670	162,221
	Vardas S.A.	13,780	40,084
*	Varvaressos S.A. European Spinning Mills	7,200	4,429
*	Veterin S.A.	18,984	33,375
	Viohalco S.A.	359,185	3,957,998
	Vioter S.A.	80,590	136,688
*	Vis Container Manufacturing Co.	4,259	14,136
*	Zampa S.A.	830	10,007
TOTAL COMMON STOCKS			64,089,423

PREFERRED STOCKS — (0.0%)
	Egnatia Bank S.A.	3,196	17,875

TOTAL — GREECE			64,107,298

FINLAND — (4.2%)
COMMON STOCKS — (4.2%)
	Alandsbanken AB Series B	10,890	324,572
*	Aldata Solutions Oyj	152,035	416,777
	Amanda Capital Oyj	36,120	122,109
	Amer Group Oyj Series A	207,210	4,332,577
	Aspo Oyj	42,300	378,705
	Aspocomp Group Oyj	25,476	103,016
	Basware Oyj	15,250	248,781
*	Benefon Oyj	270,600	96,669
*	Biotie Therapies Oyj	72,754	48,570
	Capman Oyj Series B	12,485	45,621
*	Componenta Oyj	14,200	96,405
	Comptel Oyj	195,091	383,122
*	Efore Oyj	82,940	178,646
	Elcoteq Network Oyj	52,010	1,148,550
	Elektrobit Group Oyj	146,020	405,315
*	eQ Oyj	80,300	338,498
	Etteplan Oyj	6,000	40,217
*	Evox Rifa Group Oyj	189,210	18,062
	Finnair Oyj	137,950	2,160,893

21

	Finnlines Oyj	78,360	1,494,727
	Fiskars Oyj AB Series A	89,628	1,124,954
*	F-Secure Oyj	330,478	1,227,537
	HK Ruokatalo Oyj Series A	52,760	626,081
	Honkarakenne Oyj Series B	3,030	20,193
	Huhtamaki Oyj	224,500	4,159,953
	Ilkka-Yhtyma Oyj	19,360	297,603
*	Incap Oyj	28,500	69,622
*	J.W. Suominen Yhtyma Oyj	17,955	76,162
	Jaakko Poyry Group Oyj	33,710	1,404,702
	Julius Tallberg-Kiinteistoet Oyj, Helsinki Series B	4,500	73,224
	KCI Konecranes International Oyj	63,950	4,030,840
#	Kemira GrowHow Oyj	25,160	182,251
	Kemira Oyj	153,500	2,656,555
	Laennen Tehtaat Oyj	9,270	237,519
	Lassila & Tikanoja Oyj	82,876	1,595,783
	Lemminkainen Oyj	27,450	1,273,793
	Leo Longlife Oyj	12,330	76,281
	Martela Oyj	1,060	9,709
	Metsaemarkka Oyj Series B	10,132	105,906
	M-Real Oyj Series B	333,500	1,673,104
	New Kyro Corp. Oyj	91,340	489,444
	Nokian Renkaat Oyj	160,500	2,554,088
	Nordic Aluminium Oyj	2,900	57,892
*	Okmetic Oyj	24,204	62,869
	Okobank Class A	101,080	1,700,584
	Olvi Oyj Series A	10,720	357,905
	Orion-Yhtyma Oyj Series A	26,000	557,795
	Orion-Yhtyma Oyj Series B	16,000	344,611
	Perlos Oyj	102,311	832,295
	PK Cables Oyj	33,990	484,299
*	Pmj Automec Oyj	56,110	65,529
	Ponsse Oyj	33,080	1,118,045
*	Proha Oyj	82,532	36,332
	Raisio Group P.L.C. Series V	375,423	975,943
	Rakentajain Koneuokrammo Oyj	26,660	428,444
	Ramirent Oyj	64,840	1,981,113
#	Rapala VMC Oyj	82,640	644,368
	Raute Oyj Series A	6,790	131,334
	Rocla Oyj	8,400	133,301
*	Satama Interactive Oyj	87,200	102,761
#	Scanfil Oyj	94,279	404,528
	Sponda Oyj	118,111	1,203,392
	SSH Communications Oyj	66,050	121,611
	Stockmann Oyj AB	35,240	1,385,694
	Stockmann Oyj Abp Series B	53,350	2,098,730
*	Stonesoft Corp.	49,279	25,852
	SysOpen Digia Oyj	35,670	195,537
	Talentum Oyj	101,000	514,232
*	Tecnomen Holding Oyj	136,170	473,714
	Teleste Corp. Oyi	37,099	380,014
	Tieto-X Oyj	15,100	78,989
	Tulikivi Oyj	13,760	197,567
	Turkistuottajat Oyj	7,090	79,130
	Uponor Oyj Series A	192,000	5,024,525

22

	Vacon Oyj	32,437	833,746
	Vaisala Oyj Series A	25,150	821,267
*	Viking Line AB	10,710	300,114
	Wartsila Corp. Oyj Series B	35,000	1,275,435
	YIT-Yhtyma Oyj	30,500	1,547,490

TOTAL — FINLAND			63,324,123

NORWAY — (4.2%)
COMMON STOCKS — (4.2%)
* #	Acta Holding ASA	364,000	1,473,212
	Aker Yards ASA	28,121	1,662,166
	Aktiv Kapital ASA	57,017	935,069
	Arendals Fosse Kompani ASA	100	14,709
*	Birdstep Technology ASA	50,000	87,178
*	Blom ASA	48,367	224,235
	Bonheur ASA	16,850	1,704,881
*	Consorte Group ASA	30,000	39,563
*	Corrocean ASA	63,321	36,635
	Det Norske Oljeselskap ASA	422,076	2,810,559
	DOF ASA	112,506	681,667
#	EDB Elektronisk Data Behandling ASA	149,417	1,173,918
	Ekornes ASA	56,490	1,105,930
* #	Eltek ASA	77,442	1,151,808
	Expert ASA	49,850	589,732
*	Fara ASA	56,000	21,162
	Farstad Shipping ASA	60,790	839,781
* #	Fast Search & Transfer ASA	402,000	1,327,017
* #	Fjord Seafood ASA	1,525,483	1,520,110
	Ganger Rolf ASA	12,090	1,158,164
	Gresvig ASA	4,590	30,569
	Home Invest ASA	15,077	0
*	Ignis ASA	934,282	137,455
*	Independent Oil Tools ASA	75,603	32,491
	Itera Consulting Group ASA	148,000	91,585
	Kongsberg Gruppen ASA	49,500	985,977
*	Kverneland ASA	23,108	256,748
#	Leroy Seafood Group ASA	59,000	803,556
* #	Merkantildata ASA	355,521	176,420
	Natural ASA	10,143	42,507
* #	Nera ASA	315,753	682,312
*	Nordic Semiconductor ASA	51,200	481,721
*	Northern Offshore, Ltd.	513,400	273,979
*	Ocean Rig ASA	250,131	3,224,947
	Odfjell ASA Series A	91,700	1,640,956
	Olav Thon Eiendomsselskap ASA	11,190	938,542
* #	Opticom ASA	16,200	355,010
*	Otrum ASA	17,800	63,183
	P4 Radio Hele Norge ASA	32,200	126,165
* #	Petrolia Drilling ASA	650,000	340,625
* #	Photocure ASA	33,362	251,890
	Prosafe ASA	88,380	4,384,628
*	Q-Free ASA	56,000	140,914
	Rieber and Son ASA Series A	72,054	550,699

23

*	Scana Industrier ASA	222,423	153,468
* #	Sinvest ASA	140,520	2,156,639
* #	Software Innovation ASA	39,943	147,640
	Solstad Offshore ASA	59,900	852,360
*	Sparebanken Midt-Norge	130,450	1,574,371
#	Steen and Stroem ASA	19,512	724,213
*	Synnove Finden ASA	16,200	73,255
#	Tandberg ASA Series A	217,280	1,675,431
*	Tandberg Data ASA	122,130	158,392
*	Tandberg Storage ASA	48,450	37,269
* #	Tandberg Television ASA	253,830	4,480,271
*	Telecomputing ASA	72,463	178,262
*	Tgs-Nopec Geophysical Co. ASA	79,110	4,456,883
#	Tomra Systems ASA	616,328	4,891,710
*	TTS Marine ASA	29,000	139,671
*	Tybring-Gjed ASA	585,146	692,422
	Veidekke ASA	54,646	1,954,953
	Visma ASA	80,193	1,245,224
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	60,800	2,036,696

TOTAL — NORWAY			62,199,505

SPAIN — (3.9%)
COMMON STOCKS — (3.9%)
	Abengoa SA	92,728	2,203,145
	Adolfo Dominguez SA	10,708	441,319
* #	Amper SA	56,800	549,512
* #	Avanzit SA	17,275	53,720
* #	Azkoyen SA	54,599	455,293
#	Banco de Andalucia SA	9,800	1,056,579
	Banco de Credito Balear SA	35,424	1,087,883
#	Banco Guipuzcoano SA	106,444	3,155,739
*	Baron de Ley SA	7,980	425,384
	Bodegas Riojanas SA	3,373	38,233
	CAF (Construcciones y Auxiliar de Ferrocarriles SA)	7,500	878,707
#	Campofrio Alimentacion SA	92,800	1,597,635
	Cementos Portland SA	16,881	1,589,169
	Compania de Distribucion Integral Logista SA	29,600	1,588,490
	Compania Vinicola del Norte de Espana SA	15,600	241,971
	Coporacion Financiera Reunida SA	21,703	350,422
*	Dogi International Fabrics SA	20,913	105,943
	Duro Felguera SA	25,284	705,288
	Electnor SA	91,500	2,615,984
*	Ercros SA	1,103,370	1,103,930
*	Espanola del Zinc SA	29,250	64,159
*	Estacionamientos Urbanos SA	4,200	0
#	Europistas Concesionaria Espanola SA	199,931	1,215,979
#	Faes Farma SA	101,818	2,265,692
*	Federico Partenina SA	1,190	13,195
	Funespana SA	19,671	215,703
	Grupo Catalana Occidente SA	22,301	2,756,512
	Grupo Empresarial Ence SA	45,251	1,564,208
	Hullas del Coto Cortes SA	8,666	111,399
	Iberpapel Gestion SA	24,657	535,283

24

	Inbesos SA	8,050	123,849
	Indo Internacional SA	37,172	354,327
	Inmobiliaria del Sur SA	457	99,151
	Inmobiliaria Urbis SA	80,282	1,718,057
*	Inmobiopres Holding SA	15,750	17,837
	Lingotes Especiales SA	22,080	236,358
* #	LSB (La Seda de Barcelona SA) Series B	185,249	536,271
* #	Mecalux SA	38,087	1,135,067
	Miquel y Costas y Miquel SA	8,512	277,495
	Natra SA	51,412	482,154
*	Natraceutical SA	384,137	618,268
*	Nicolas Correa SA	15,750	96,881
	Obrascon Huarte Lain SA	95,449	1,945,704
	Pescanova SA	26,443	985,004
	Prim SA	20,746	432,035
	Prosegur Cia de Seguridad SA	58,221	1,456,708
* #	Service Point Solutions SA	28,674	112,966
*	Service Point Solutions SA	716	2,821
* #	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	121,667	646,004
#	Sol Melia SA	112,700	1,675,560
#	SOS Cuetara SA	225,440	2,993,210
	Tavex Algodonera SA	57,225	209,868
*	Tecnocom Telecomunicaciones y Energia SA	30,594	273,414
#	Tele Pizza SA	479,353	1,188,333
	Tubacex SA	354,371	1,862,342
	Tubos Reunidos SA	87,816	1,220,707
	Unipapel SA	44,264	1,024,060
#	Uralita SA	338,493	1,714,436
* #	Urbanizaciones y Transportes SA	31,069	113,372
*	Urbanizaciones y Transportes SA Issue 06	52,522	191,655
	Vidrala SA, Alava	47,040	1,046,231
	Viscofan Industria Navarra de Envolturas Celulosicas SA	114,992	1,555,366
#	Zeltia SA	416,035	2,883,918
TOTAL COMMON STOCKS			58,215,905

RIGHTS/WARRANTS — (0.0%)
*	Service Point Solutions SA Bonus Rights 02/20/06	34	4

TOTAL — SPAIN			58,215,909

DENMARK — (3.3%)
COMMON STOCKS — (3.3%)
*	Alk-Abello A.S.	15,055	1,799,077
*	Almindelig Brand A.S.	28,360	1,454,289
	Amagerbanken A.S.	4,754	1,344,678
	Ambu International A.S. Series B	7,460	135,940
#	Amtssparekassen Fyn A.S.	2,343	558,165
	Arkil Holdings A.S. Series B	270	45,285
*	Auriga Industries A.S. Series B	29,250	896,547
#	Bang & Olufsen Holding A.S. Series B	26,387	3,138,722
* #	Bavarian Nordic A.S.	4,930	393,500
*	Brodrene Hartmann A.S. Series B	5,865	155,114
*	Brondbyernes I.F. Fodbold A.S. Series B	5,800	80,091

25

	Bryggerigruppen A.S.	8,515	897,478
	Dalhoff, Larsen & Hornemann A.S. Series B	2,020	367,667
#	Dampskibsselskabet Torm A.S.	49,460	2,405,135
	Dantherm Holding A.S.	9,100	183,096
	Danware A.S.	5,185	103,019
*	Denka Holding A.S.	375	109,975
	DFDS A.S., Copenhagen	11,760	742,433
	DiskontoBanken A.S.	1,433	439,485
#	East Asiatic Co., Ltd.	37,723	3,771,133
	Edb Gruppen A.S.	4,580	208,467
#	FLSmidth & Co. A.S.	73,180	2,294,793
#	Fluegger A.S. Series B	3,288	370,274
#	Forstaedernes Bank A.S.	9,672	1,228,575
*	Genmab A.S.	50,629	1,466,106
*	Glostrup Plade Vaerksted Industri A.S.	1,700	69,465
	Glunz & Jensen A.S.	2,870	37,814
#	H&H International A.S. Series B	1,140	238,607
*	Hadsten Bank A.S.	555	134,730
	Harboes Bryggeri A.S.	5,750	211,325
	Hedegaard (Peder P.) A.S.	660	66,440
	Hojgaard Holding A.S. Series B	2,500	116,327
* #	IC Co. A.S.	3,510	193,865
*	Incentive A.S.	3,575	10,566
*	ITH Industri Invest A.S.	3,600	113,656
#	Kjobenhavns Sommer Tivoli A.S.	580	312,740
	Lan & Spar Bank A.S.	3,800	220,921
*	Lastas A.S. Series B	4,600	72,637
	Lollands Bank A.S.	750	46,718
*	Maconomy A.S.	6,000	10,644
*	Neurosearch A.S.	9,160	265,646
	NKT Holding A.S.	46,745	2,365,185
	Nordjyske Bank A.S.	1,725	424,589
#	Norresundby Bank A.S.	535	277,846
*	NTR Holdings A.S.	2,530	43,081
	Oestjydsk Bank	1,350	219,857
	Per Aarsleff A.S. Series B	2,645	195,194
*	Pharmexa A.S.	49,340	191,498
#	Ringkjobing Bank A.S.	3,170	385,123
	Ringkjobing Landbobank	2,890	1,743,865
	Roblon A.S. Series B	400	44,092
	Rockwool A.S.	24,520	2,498,450
* #	RTX Telecom A.S.	11,800	232,602
	Salling Bank A.S.	750	96,386
	Sanistal A.S. Series B	2,686	334,220
* #	SAS Danmark A.S.	34,300	462,770
	Satair A.S.	5,325	216,741
	Schouw & Co. A.S.	17,785	800,608
*	SDC Dandisc A.S.	6,000	58,560
	Simcorp A.S.	9,040	1,177,097
	Sjaelso Gruppen A.S.	3,888	1,433,334
	SKAKO Industries A.S.	3,130	137,783
	Skjern Bank A.S.	2,230	252,111
*	Sondagsavisen A.S.	32,665	401,831
#	Spar Nord Bank A.S.	8,430	1,427,215
	Sparbank Vest A.S.	7,985	548,499

26

	Sparekassen Faaborg A.S.	661	337,269
#	Sydbank A.S.	81,720	2,401,676
#	Thrane & Thrane A.S.	5,258	211,672
*	TK Development A.S.	54,956	474,226
*	Topdanmark A.S.	28,300	2,862,252
	Treka A.S.	8,498	224,102
	Vestfyns Bank A.S.	340	55,884
	Vestjysk Bank A.S.	12,995	587,611

TOTAL — DENMARK			49,834,374

BELGIUM — (3.2%)
COMMON STOCKS — (3.2%)
*	Abfin SA	2,560	0
	Ackermans & Van Haaren SA	67,862	4,183,399
* #	Arinso International NV	14,739	309,188
	Associated Weavers International	5,057	43,996
	Banque Nationale de Belgique	710	2,709,805
	Barco NV	34,766	2,915,757
	Bekaert SA	41,401	4,252,461
	Brantano NV	3,388	200,606
#	Brederode SA	12,180	404,880
	Carrieres Unies Porphyre	45	102,667
	CFE (Compagnie Francois d’Entreprises)	2,080	1,983,146
	Cofinimmo SA	17,021	2,698,249
	Commerciale de Brasserie SA COBRHA	115	209,145
*	Compagnie Du Bois Sauvage SA	87	27,388
	Compagnie Maritime Belge SA	52,684	1,706,641
	Cumerio	9,586	244,871
#	Deceuninck SA	63,700	2,048,173
	D’Ieteren SA	8,682	2,606,339
	Distrigaz	57	271,957
	Dolmen Computer Applications NV	13,340	174,155
#	Duvel Moorgat NV	6,624	277,650
*	Econocom Group SA	30,534	238,448
	Euronav SA	41,185	1,196,068
	EVS Broadcast Equipment SA	5,500	251,451
#	Exmar NV	10,515	1,203,576
	Floridienne NV	2,033	184,422
*	ICOS Vision Systems Corp. NV	18,618	918,420
*	Image Recognition Integrated Systems Group SA	2,582	130,893
*	Immobel (Cie Immobiliere de Belgique SA)	7,036	340,438
*	Innogenetics NV	56,493	798,730
*	Integrated Production & Test Engineering NV	8,030	59,299
*	International Brachtherapy SA	16,544	173,543
*	Ion Beam Application SA	42,233	447,856
	Ipso-Ilg SA	11,877	107,979
	Kinepolis	5,020	168,747
	Lotus Bakeries NV	897	157,520
	Melexis NV	58,750	895,871
	Nord-Sumatra Investissements SA	650	521,520
	Omega Pharma SA	59,835	3,240,430
*	Option NV	18,354	1,859,006
*	Papeteries Catala SA	315	37,964

27

	Picanol	16,120	280,739
	Quick Restaurants SA	24,780	709,725
*	Real Software SA	55,542	23,184
	Recticel SA	42,671	386,661
*	Resilux NV	2,623	109,507
	Rosier SA	655	100,581
	Roularta Media Group NV	9,837	606,838
	Sapec SA	3,635	409,500
*	Sapec SA VVPR	75	313
#	Sioen Industries NV	34,518	369,465
	SIPEF (Societe Internationale de Plantations & de Finance), Anvers	1,685	377,950
	Societe Anonyme Des Glaces de Moustier-sur-Sambre	13,370	740,759
*	Spector Photo Group SA	5,408	10,493
*	Systemat Datarelay SA	14,672	109,371
	Ter Beke NV	2,281	176,840
	Tessenderlo Chemie NV	57,240	2,017,369
	Unibra SA	1,600	205,768
#	Van De Velde NV	3,266	703,617
	VPK Packaging Group SA	8,058	278,643
	Warehouses De Pauw SCA	10,753	564,349
*	Zenitel	20,197	85,479

TOTAL — BELGIUM			48,569,805

IRELAND — (3.0%)
COMMON STOCKS — (3.0%)
	Abbey P.L.C.	72,434	898,280
*	Aminex P.L.C.	317,183	177,471
*	Ardagh P.L.C.	14,262	66,306
*	Datalex P.L.C.	187,552	183,411
	DCC P.L.C.	257,320	5,862,156
	Donegal Creameries P.L.C.	26,085	133,718
*	Dragon Oil P.L.C.	1,246,761	4,782,126
	FBD Holdings P.L.C.	126,910	6,154,422
	Fyffes P.L.C.	897,420	2,244,119
	Glanbia P.L.C.	480,028	1,573,520
	Greencore Group P.L.C.	492,631	2,019,135
*	Horizon Technology Group P.L.C.	192,036	279,535
	IAWS Group P.L.C.	331,050	5,524,588
	IFG Group P.L.C.	182,133	408,159
	Independent News & Media P.L.C.	645,069	2,053,242
*	Iona Technologies P.L.C.	53,750	188,505
	Irish Intercontental Group P.L.C.	66,793	915,158
*	IWP International P.L.C.	39,611	2,125
*	Kenmare Resources P.L.C.	1,617,323	1,291,318
	Kingspan Group P.L.C.	185,024	2,671,882
	McInerney Holdings P.L.C.	92,608	1,385,883
	Paddy Power P.L.C.	123,744	1,953,018
	Qualceram Shires P.L.C.	40,136	58,372
	Readymix P.L.C.	215,799	578,975
	United Drug P.L.C.	695,028	3,171,811
*	Waterford Wedgwood P.L.C.	4,245,426	268,230

TOTAL — IRELAND			44,845,465

28

AUSTRIA — (2.4%)
COMMON STOCKS — (2.4%)
*	Admiral Sportwetten AG	3,905	77,925
	Agrana Beteiligungs AG	12,192	1,133,735
	Andritz AG	27,387	3,542,545
	Austria Email AG	715	3,387
* #	Austrian Airlines/Oesterreichische Luftverkehrs-Aktiengesellschaft AG	42,784	427,859
	Bank Fuer Kaernten und Steiermark AG	520	60,315
* #	Betandwin.com Interactive Entertainment AG	40,984	4,764,995
	Boehler-Uddeholm AG	26,152	4,906,146
	BWT AG	24,819	745,964
*	CA Immobilien Anlagen AG	134,542	3,409,248
*	Christ Water Techology AG	24,819	278,114
	Constantia-Verpackungen AG	21,263	967,963
* #	Conwert Immobilien Invest AG	54,426	976,618
*	Demeter Vermoegensverwaltung	15,000	0
*	Eybl International AG	3,191	67,359
	Flughafen Wien AG	32,850	2,649,380
	Frauenthal Holding AG	977	296,796
	Lenzing AG	3,948	871,010
	Manner (Josef) & Co. AG	870	48,745
	Mayr-Melnhof Karton AG	11,760	1,730,635
	Oberbank AG	7,077	729,770
	Palfinger AG	11,176	847,560
* #	RHI AG	65,590	1,870,995
	Rosenbauer International AG	2,134	162,240
*	S&T System Integration & Technology Distribution AG	5,233	169,723
	Schoeller-Bleckmann Oilfield Equipment AG	23,403	752,794
*	Sparkassen Immobilien AG	56,326	587,623
	Ubm Realitaetenentwicklung AG	1,440	84,160
	Uniqa Versicherungen AG	88,000	2,873,713
*	Wolford AG	4,900	120,943

TOTAL — AUSTRIA			35,158,260

PORTUGAL — (0.9%)
COMMON STOCKS — (0.9%)
	Cin Corporacao Industrial do Norte SA	1,000	6,205
	Corticeira Amorim Sociedad Gestora Participacoes Sociais SA	194,100	351,823
*	Fibras Sinteticas de Portugal SA	195,903	44,944
	Finibanco Holdings SGPS SA	114,960	323,368
*	Gescartao SGPS SA	28,003	450,512
	Ibersol SGPS SA	20,401	169,883
*	Impresa Sociedade Gestora de Participacoes Socias SA	190,166	1,155,564
*	Investimentos Participacoes e Gestao SA Inapa	43,702	169,363
	Jeronimo Martins SGPS SA	170,757	2,778,784
	Mota-Engil SGPS SA	302,687	1,447,195
* #	Novabase SGPS	56,005	433,907
* #	ParaRede SGPS SA	485,790	161,926
#	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	1,191,243

29

	Sag Gest - Solucoes Automovel Globais SGPS SA	235,500	483,018
	Salvador Caetano - Industrias Metalurgicas e Veiculos de Transporte SA	54,900	294,507
*	Sociedade Construcoes Soares da Costa SA	32,578	75,721
#	Sociedade de Investimento e Gestao SGPS SA	160,396	1,592,545
* #	Sonaecom SGPS SA	328,511	1,653,783
*	Sporting Sociedad Desportiva de Futebol SAD	23,339	75,433
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	131,988
	Teixeira Duarte Engenharia e Construcoes SA	609,000	1,082,119
*	Tertir Terminais de Portugal SA	9,467	52,945

TOTAL — PORTUGAL			14,126,776

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (14.7%)
Repurchase Agreement, Mizuho Securities USA 4.53%, 03/01/06 (Collateralized by $253,339,580 U.S. STRIPS, rates ranging from 0% to 8.75%, maturities ranging from 05/15/06 to 05/15/30, valued at $132,600,000) to be repurchased at $130,016,358	$130,000	130,000,000

Repurchase Agreement, Deutsche Bank Securities 4.52%, 03/01/06 (Collateralized by $85,310,000 U.S. STRIPS 7.50%, 11/15/16 & U.S. Treasury Notes 3.625%, 06/15/10 & 4.875%, 02/15/12, valued at $70,226,397) to be repurchased at $68,857,271	68,849	68,848,627

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $21,829,000 FHLMC Notes 4.00%, 09/22/09, valued at $21,528,851) to be repurchased at $21,212,592	21,210	21,210,000
TOTAL TEMPORARY CASH INVESTMENTS		220,058,627

TOTAL INVESTMENTS - (100.0%) (Cost $1,063,745,441)##	$1,498,779,095

30

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value ††

SOUTH AFRICA — (12.0%)
COMMON STOCKS — (12.0%)
	ABSA Group, Ltd.	411,312	$7,640,204
	African Oxygen, Ltd.	354,545	1,667,524
	Anglo American Platinum Corp., Ltd.	356,886	28,327,084
	Anglogold, Ltd.	402,684	20,597,269
	Aspen Pharmacare Holdings, Ltd.	334,964	2,167,906
	Barloworld, Ltd.	223,297	4,306,583
	Bidvest Group, Ltd.	350,545	5,894,981
*	Discovery Holdings, Ltd.	548,855	2,186,604
	Edgars Consolidated Stores, Ltd.	496,378	2,706,503
	FirstRand, Ltd.	7,981,316	24,060,780
	Foschini, Ltd.	247,044	2,282,175
	Gold Fields, Ltd.	306,889	6,756,186
*	Harmony Gold Mining Co., Ltd.	403,281	5,569,400
	Impala Platinum Holdings, Ltd.	60,141	10,211,314
	Imperial Holdings, Ltd.	211,053	5,280,020
	Investec, Ltd.	28,155	1,409,109
	JD Group, Ltd.	171,537	2,548,719
	Kumba Resources, Ltd.	15,092	252,842
	Liberty Group, Ltd.	395,563	5,405,608
	Massmart Holdings, Ltd.	171,431	1,684,044
	Mittal Steel South Africa, Ltd.	671,293	6,613,121
	MTN Group, Ltd.	1,873,381	18,132,710
	Nampak, Ltd.	520,338	1,387,338
	Naspers, Ltd. Series N	308,126	6,094,715
	Nedbank Group, Ltd.	494,266	9,540,349
	Network Healthcare Holdings, Ltd.	2,027,252	2,638,463
	Old Mutual PLC	2,644,643	8,311,273
	Pick’n Pay Stores, Ltd.	650,875	3,197,143
	Pretoria Portland Cement Co., Ltd.	82,531	5,077,149
	Reunert, Ltd.	62,500	643,413
*	Sanlam, Ltd.	2,167,439	5,610,846
	Santam, Ltd.	109,542	1,623,819
	Sappi, Ltd.	226,332	2,877,797
	Shoprite Holdings, Ltd.	474,315	1,540,082
	Standard Bank Group, Ltd.	1,314,696	16,784,436
	Steinhoff International Holdings, Ltd.	1,299,870	4,254,400
*	Sun International, Ltd.	91,092	1,375,078
	Telkom SA, Ltd.	831,542	21,878,186
	Tiger Brands, Ltd.	137,333	3,404,261
	Truworths International, Ltd.	477,551	2,015,442
	Woolworths Holdings, Ltd.	899,391	2,292,119

TOTAL — SOUTH AFRICA			266,246,995

1

SOUTH KOREA — (11.7%)
COMMON STOCKS — (11.7%)
	Amorepacific Corp.	5,680	1,981,074
	CJ Corp.	3,528	442,574
	Daelim Industrial Co., Ltd.	18,800	1,256,482
	Daewoo Engineering & Construction Co., Ltd.	267,270	3,453,533
	Daewoo International Corp.	45,870	1,742,762
*	Daewoo Securities Co., Ltd.	103,195	1,793,685
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	3,827,497
*	Doosan Heavy Industries & Construction Co., Ltd.	28,950	1,003,421
*	Doosan Infracore Co., Ltd.	97,520	1,637,918
	GS Engineering & Construction Corp.	27,320	1,483,615
	GS Holdings Corp.	42,945	1,148,684
	Hana Financial Group, Inc.	112,261	4,797,994
	Hankook Tire Manufacturing Co., Ltd.	84,420	1,069,760
*	Hite Brewery Co., Ltd.	13,530	1,947,693
	Hyundai Department Store Co., Ltd.	6,380	681,774
	Hyundai Development Co.	37,270	1,691,414
	Hyundai Heavy Industries Co., Ltd.	49,890	3,944,946
	Hyundai Mobis	53,070	4,461,957
	Hyundai Motor Co., Ltd.	122,979	10,451,941
	INI Steel Co., Ltd.	58,560	1,713,585
*	Kangwon Land, Inc.	150,410	2,981,150
	KCC Corp.	7,410	1,476,036
	Kia Motors Corp.	263,640	5,659,977
	Kookmin Bank	161,175	12,216,619
	Korea Electric Power Corp.	495,290	21,134,990
*	Korea Exchange Bank	617,940	8,844,179
	Korea Gas Corp.	65,190	2,052,946
	KT Corp.	195,930	7,761,451
	KT Freetel, Ltd.	36,030	958,529
	KT&G Corp.	103,590	6,140,884
*	LG Card Co., Ltd.	73,259	3,639,591
	LG Chemical Investment, Ltd.	143,395	4,981,286
	LG Chemical, Ltd.	36,776	1,845,257
	LG Electronics, Inc.	88,910	7,300,971
*	LG Phillips LCD Co., Ltd.	106,110	4,751,195
*	NCsoft Corp.	6,150	411,116
	POSCO	46,060	10,855,200
	S1 Corp.	3,130	130,281
	Samsung Corp.	77,520	1,986,159
*	Samsung Electro-Mechanics Co., Ltd.	37,767	1,553,143
	Samsung Electronics Co., Ltd.	77,768	54,521,119
	Samsung Fire and Marine Insurance, Ltd.	27,229	3,466,980
	Samsung Heavy Industries Co., Ltd.	126,000	2,161,482
	Samsung SDI Co., Ltd.	24,812	2,192,392
	Samsung Securities Co., Ltd.	33,780	1,983,259
	Shinhan Financial Group Co., Ltd.	190,952	7,460,163
	Shinsegae Co., Ltd.	10,460	4,957,088
	SK Corp., Ltd.	73,084	4,503,295
*	SK Networks Co., Ltd.	111,390	1,596,515
	SK Telecom Co., Ltd.	56,085	11,654,877
	S-Oil Corp.	99,800	7,178,859
	Woori Investment & Securities Co., Ltd.	67,386	1,593,797

TOTAL — SOUTH KOREA			260,483,095

2

TAIWAN — (11.4%)
COMMON STOCKS — (11.4%)
	Acer, Inc.	1,547,995	3,425,261
	Advanced Semiconductor Engineering, Inc.	2,532,213	2,078,908
	Advantech Co., Ltd.	314,108	855,983
	Asia Cement Corp.	1,925,530	1,269,872
	Asustek Computer, Inc.	2,279,968	6,425,553
	Au Optronics Corp.	3,754,480	5,998,614
	Benq Corp.	1,973,318	1,935,911
	Catcher Co., Ltd.	125,000	978,645
	Cathay Financial Holdings Co., Ltd.	8,064,529	15,502,521
	Chang Hwa Commercial Bank	3,763,796	2,157,237
	Cheng Shin Rubber Industry Co., Ltd.	744,869	548,064
	Cheng Uei Precision Industry Co., Ltd.	157,449	497,969
	Chi Mei Optoelectronic Corp.	4,238,411	6,410,189
	China Airlines	2,374,420	1,058,729
*	China Development Financial Holding Corp.	8,036,000	3,076,925
	China Motor Co., Ltd.	1,166,774	1,310,428
	China Steel Corp.	7,638,240	6,911,176
	Chinatrust Financial Holdings Co., Ltd.	5,119,896	4,294,435
	Chungwa Picture Tubes Co., Ltd.	5,710,226	1,482,885
*	CMC Magnetics Corp.	2,482,400	785,501
	Compal Communications, Inc.	234,000	1,208,352
	Compal Electronics, Inc.	2,615,788	2,433,093
	Delta Electronics Industrial Co., Ltd.	1,484,890	3,534,725
	E.Sun Financial Holding Co., Ltd.	2,142,226	1,435,396
	Eva Airways Corp.	2,660,444	1,057,015
	Evergreen Marine Corp., Ltd.	2,243,420	1,452,385
	Far East Textile, Ltd.	3,778,481	2,781,003
	Far Eastern International Bank	1,114,571	486,565
	First Financial Holding Co., Ltd.	4,804,600	3,702,655
	Formosa Chemicals & Fiber Co., Ltd.	5,546,099	8,719,101
	Formosa Plastics Corp.	4,583,658	7,253,202
	Foxconn Technology Co., Ltd.	412,920	2,001,048
	Fu Sheng Industrial Co., Ltd.	219,277	267,310
	Fubon Financial Holding Co., Ltd.	7,768,052	6,939,272
	Fuh-Hwa Financial Holding Co., Ltd.	1,526,885	576,915
	High Tech Computer Corp.	234,120	5,014,969
	Hon Hai Precision Industry Co., Ltd.	3,195,839	20,208,146
	Hotai Motor Co., Ltd.	387,000	939,731
	Hsinchu International Bank	1,017,980	554,341
	Hua Nan Financial Holding Co., Ltd.	5,737,122	4,049,345
	Inventec Corp.	1,373,804	837,499
	Largan Precision Co., Ltd.	45,000	837,280
	Lite-On Technology Corp.	2,030,630	2,736,602
	Media Tek, Inc.	668,603	6,843,289
	Mega Financial Holding Co., Ltd.	9,477,535	7,188,942
	Mitac International Corp.	928,620	1,305,459
	Nan Ya Plastic Corp.	6,677,882	9,446,078
	Nanya Technology Co., Ltd.	3,488,720	2,062,053

3

*	Pacific Electric Wire & Cable Corp.	233,200	3,737
	Pou Chen Corp.	1,623,016	1,153,406
	President Chain Store Corp.	776,260	1,687,119
	Quanta Computer, Inc.	2,992,873	4,558,984
	Quanta Display, Inc.	3,669,138	1,227,054
	Realtek Semiconductor Corp.	488,701	535,860
	Shin Kong Financial Holding Co., Ltd.	3,049,436	2,635,982
*	Silicon Integrated Systems Corp.	964,000	496,036
	Siliconware Precision Industries Co., Ltd.	1,774,992	2,249,784
	SinoPac Holdings Co., Ltd.	4,089,033	2,163,132
	Sunplus Technology Co., Ltd.	436,000	526,127
	Synnex Technology International Corp.	606,348	750,301
	Taishin Financial Holdings Co., Ltd.	3,774,225	2,293,012
*	Taiwan Business Bank	2,689,644	653,611
	Taiwan Cement Corp.	2,331,867	1,757,300
	Taiwan Glass Ind. Corp.	994,286	782,313
	Taiwan Semiconductor Manufacturing Co., Ltd.	20,706,093	38,367,505
*	Tatung Co., Ltd.	2,839,000	698,598
	U-Ming Marine Transport Corp.	648,860	653,113
	Uni-President Enterprises Corp.	2,513,020	1,428,066
	United Microelectronics Corp.	14,581,719	8,503,716
	Walsin Lihwa Corp.	2,278,539	741,019
	Wan Hai Lines Co., Ltd.	1,478,104	908,137
*	Winbond Electronics Corp.	3,308,000	1,007,731
	Wintek Corp.	679,379	955,477
*	Wistron Corp.	926,000	1,202,486
	Ya Hsin Industrial Co., Ltd.	702,888	646,434
	Yang Ming Marine Transport Corp.	2,024,894	1,239,171
	Yulon Motor Co., Ltd.	1,203,024	1,235,885
	Zyxel Communication Corp.	273,357	433,328

TOTAL — TAIWAN			254,371,001

MEXICO — (11.3%)
COMMON STOCKS — (11.3%)
	Alfa S.A. de C.V. Series A	640,590	3,400,784
	America Movil S.A. de C.V. Series L	32,693,100	56,803,286
*	America Telecom S.A. de C.V. Series A	5,129,240	29,624,727
*	Carso Global Telecom S.A. de C.V. Telecom Series A1	3,638,671	8,753,652
	Cementos de Mexico S.A. de C.V. Series B	3,223,410	19,952,831
	Coca-Cola Femsa S.A. de C.V. Series L	1,310,600	3,976,216
	Consorcio Ara S.A. de C.V.	157,500	669,093
	Controladora Comercial Mexicana S.A. de C.V. Series B	633,700	1,143,382
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	87,127	174,670
	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	1,107	216
	Corporativo Fragua S.A. de C.V. Series B	21	112
*	Desc S.A. de C.V. Series B	123,968	151,484
	El Puerto de Liverpool S.A. de C.V. Series C1	339,500	811,883
	Embotelladora Arca S.A. de C.V., Mexico	466,500	1,108,912
*	Empresas ICA S.A. de C.V	103,950	314,083
	Fomento Economico Mexicano S.A. de C.V. Series B & D	754,800	6,521,184
	Gruma S.A. de C.V. Series B	90,406	289,213
	Grupo Carso S.A. de C.V. Series A-1	3,272,232	8,221,971

4

	Grupo Continental S.A. de C.V.	358,600	611,075
	Grupo Elektra S.A. de C.V.	141,400	1,606,358
	Grupo Financiero del Norte S.A. de C.V. Series C	2,275,936	5,553,501
	Grupo Financiero Inbursa S.A. de C.V. Series O	2,925,088	4,579,613
*	Grupo Gigante S.A. de C.V. Series B	117,282	81,622
	Grupo Industrial Bimbo S.A. de C.V. Series A	1,541,700	5,460,341
	Grupo Industrial Maseca S.A. de C.V. Series B	229,000	159,589
	Grupo Modelo S.A. de C.V. Series C	2,602,300	9,005,573
*	Grupo Nutrisa S.A. de C.V.	129	123
*	Grupo Qumma S.A. de C.V. Series B	1,591	27
	Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)	2,117,800	8,412,569
*	Grupo Tribasa S.A. de C.V.	2,120	0
*	Impulsora del Desarrollo Economico de America Latina S.A. de C.V.	3,161,776	3,975,235
	Industrias Penoles S.A. de C.V.	324,600	2,066,904
	Kimberly Clark de Mexico S.A. de C.V. Series A	980,200	3,368,706
	Nueva Grupo Mexico S.A. de C.V. Series B	2,792,574	7,158,054
*	Organizacion Soriana S.A. de C.V. Series B	701,000	3,105,146
*	Savia S.A. de C.V.	120,000	23,891
	Telefonos de Mexico S.A. de C.V.	18,366,800	20,549,775
	Telefonos de Mexico S.A. de C.V. Series A	200,000	221,480
	TV Azteca S.A. de C.V. Series A	1,832,100	1,173,593
*	US Commercial Corp. S.A. de C.V.	223,000	64,931
	Vitro S.A. de C.V.	121,600	135,820
	Wal-Mart de Mexico S.A. de C.V. Series V	10,988,604	31,387,020

TOTAL — MEXICO			250,618,645

BRAZIL — (11.1%)

PREFERRED STOCKS — (9.7%)
	Ambev Cia de Bebidas das Americas	12,453,835	5,284,156
	Aracruz Celulose SA Series B	711,999	3,520,598
	Banci Itau Holding Financeira SA	868,000	28,081,752
	Banco Bradesco SA	802,158	33,091,142
	Brasil Telecom Participacoes SA	234,026,240	1,854,797
	Brasil Telecom SA	626,730,875	3,131,441
	Braskem SA Preferred A	435,600	3,741,626
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	58,650,000	2,485,755
	Companhia Energetica de Minas Gerais	109,900,000	5,641,205
	Companhia Paranaense de Energia-Copel Series B	100,000,000	1,097,245
*	Embratel Participacoes SA	143,582,922	366,480
	Empresa Brasileira de Aeronautica SA	747,821	7,571,533
*	Empresa Nasional de Comercio Redito e Participacoes SA	480,000	3,052
	Gerdau SA	465,156	10,733,527
	Investimentos Itau SA	3,300,893	14,378,743
	Klabin SA	682,875	1,607,900
	Metalurgica Gerdau SA	98,850	2,768,359
	Suzano Bahia Sul Papel e Celullose SA	143,545	977,471
	Tele Centro Oeste Celular Participacoes SA	76,815	1,175,647
	Tele Norte Leste Participacoes SA	180,034	3,433,660
	Tele Sudeste Celular Participacoes SA	16,200	267,012
	Telecomunicacoes de Sao Paulo SA	621,100	14,565,943

5

Telemar Norte Leste SA	225,100	6,646,466
* Telesp Celular Participacoes SA	858,662	4,387,324
Unibanco-Uniao de Bancos Brasileiros SA	20,000	148,811
Unibanco-Uniao de Bancos Brasileiros Units SA	513,130	8,989,139
Usinas Siderurgicas de Minas Gerais SA Series A	200,539	6,610,657
Usinas Siderurgicas de Minas Gerais SA Series B	325	9,491
Vale do Rio Doce Series A	926,880	39,458,419
Vale do Rio Doce Series B	81,160	0
Votorantim Celulose e Papel SA	71,336	1,091,792
Weg SA	489,800	1,764,525
TOTAL PREFERRED STOCKS		214,885,668

COMMON STOCKS — (1.4%)
Ambev Cia de Bebidas das Americas	8,994,767	3,303,941
Arcelor Brasil SA	535,346	8,062,333
Brasil Telecom Participacoes SA	59,520,574	745,584
Companhia Siderurgica Nacional SA	241,404	7,268,835
Copesul Companhia Petroquimica do Sul	55,860	828,627
CPFL Energia SA	1,935	29,159
* Embratel Participacoes SA	57,550,000	149,058
Lojas Renner SA	3,162	174,442
Souza Cruz SA	435,300	7,180,861
Tele Centro Oeste Celular Participacoes SA	19,748	371,897
* Tele Norte Celular Participacoes SA	57,624,254	37,177
Tele Norte Leste Participacoes SA	59,254	1,557,039
Tele Sudeste Celular Participacoes SA	991	19,601
Tractebel Energia SA	108,600	892,428
TOTAL COMMON STOCKS		30,620,982

TOTAL — BRAZIL		245,506,650

INDIA — (10.4%)
COMMON STOCKS — (10.4%)
Amtek Auto, Ltd.	43,171	337,830
Apollo Hospitals Enterprise, Ltd.	21,437	255,768
Arvind Mills, Ltd.	90,436	201,309
* ASEA Brown Boveri, Ltd.	29,094	1,669,603
Ashok Leyland, Ltd.	621,735	533,215
Asian Paints (India), Ltd.	81,536	1,225,804
Aventis Pharma, Ltd.	8,241	337,596
Bajaj Auto, Ltd.	102,119	6,004,721
* Bajaj Hindusthan, Ltd.	49,677	430,766
Balrampur Chini Mills, Ltd.	41,380	141,156
Bharat Earth Movers, Ltd.	32,527	1,099,810
Bharat Forge, Ltd.	174,384	1,633,231
Biocon, Ltd.	87,444	947,330
Cadila Healthcare, Ltd.	21,735	262,713
Century Textiles & Industries, Ltd.	51,740	396,004
Chennai Petroleum Corp., Ltd.	63,105	317,926
Cipla, Ltd.	352,200	4,377,474
Colgate-Palmolive (India), Ltd.	84,376	737,140
Crompton Greaves, Ltd.	26,404	527,370
Cummins India, Ltd.	135,892	687,637
Dabur India, Ltd.	118,404	294,375

6

	Dr. Reddy’s Laboratories, Ltd.	87,040	2,548,269
	EIH, Ltd.	18,820	279,853
	Flextronics Software Systems, Ltd.	14,808	241,845
*	Gammon India, Ltd.	46,112	555,319
*	GlaxoSmithKline Pharmaceuticals, Ltd.	89,046	2,645,264
	Godrej Consumer Products, Ltd.	23,982	338,918
	Great Eastern Shipping Co., Ltd.	137,880	761,923
	Gujarat Ambuja Cements, Ltd.	1,452,686	2,860,635
	HCL Infosystems, Ltd.	86,934	343,077
	HCL Technologies, Ltd.	265,435	3,639,703
	HDFC Banking, Ltd.	386,733	6,351,378
	Hero Honda Motors, Ltd. Series B	286,616	5,723,877
*	Hindustan Construction Co., Ltd.	40,914	138,345
	Hindustan Lever, Ltd.	2,697,394	14,712,563
	I-Flex Solutions, Ltd.	66,837	1,593,410
	Indian Hotels Co., Ltd.	64,496	1,799,377
	Indian Petrochemicals Corp., Ltd.	251,964	1,318,154
	Indian Rayon & Industries, Ltd.	5,819	97,078
	Industrial Development Bank of India, Ltd.	678,674	1,283,118
	Infosys Technologies, Ltd.	312,438	19,861,673
	ITC, Ltd.	3,899,423	15,169,676
	Jammu & Kashmir Bank, Ltd.	20,547	236,532
	Jindal Steel & Power, Ltd.	20,902	717,471
*	JSW Steel, Ltd.	106,526	494,796
	Jubilant Organsys, Ltd.	19,112	473,051
	Larsen & Toubro, Ltd.	108,294	5,852,824
	Lupin, Ltd.	32,608	685,236
	Mahindra & Mahindra, Ltd.	267,561	3,531,552
	Mangalore Refinery & Petrochemicals, Ltd.	846,013	829,644
	Maruti Udyog, Ltd.	326,177	6,039,583
	Matrix Laboratories, Ltd.	95,511	542,345
	McDowell & Co., Ltd.	21,912	292,025
	Moser Baer (India), Ltd.	58,962	293,847
*	Motor Industries Co., Ltd.	24,968	1,665,745
	Nicholas Piramal India, Ltd.	76,008	406,984
	Nirma, Ltd.	45,668	499,851
	Pantaloon Retail India, Ltd.	11,716	456,707
	Patni Computer Systems, Ltd.	116,382	1,218,565
	Proctor & Gamble Hygiene & Health Care, Ltd.	11,227	229,546
	Ranbaxy Laboratories, Ltd.	411,794	3,977,242
	Raymond, Ltd.	35,367	347,343
*	Reliance Capital Ventures, Ltd.	1,721,955	931,470
*	Reliance Communication Ventures, Ltd.	1,721,955	0
*	Reliance Energy Ventures, Ltd.	1,721,955	1,664,589
	Reliance Energy, Ltd.	210,030	2,922,027
*	Reliance Industries, Ltd.	1,721,955	33,099,755
*	Reliance Natural Resources, Ltd.	1,721,955	0
	Satyam Computer Services, Ltd.	386,449	6,707,060
	Sesa Goa, Ltd.	26,750	680,278
	Siemens India, Ltd.	28,423	2,884,205
	Sterling Biotech, Ltd.	83,096	224,311
	Sterlite Industries (India), Ltd. Series A	86,299	2,567,974
	Sun Pharmaceuticals Industries, Ltd.	162,432	2,841,233
	Tata Chemicals, Ltd.	130,261	697,884
	Tata Consultancy Services, Ltd.	252,326	9,630,395

7

	Tata Motors, Ltd.	408,049	7,470,110
	Tata Power Co., Ltd.	170,018	1,959,513
	Tata Steel, Ltd.	592,597	5,734,544
	Tata Tea, Ltd.	41,503	873,424
*	Tata Teleservices Maharashtra, Ltd.	1,384,967	774,757
	Titan Industries, Ltd.	7,547	133,958
	TVS Motor Co., Ltd.	33,921	91,118
	UTI Bank, Ltd.	349,044	2,585,721
	Videsh Sanchar Nigam, Ltd.	155,496	1,277,082
	Wipro, Ltd.	880,456	10,308,672
*	Wockhardt, Ltd.	38,730	446,012
	Zee Telefilms, Ltd. Series B	529,060	2,096,400
TOTAL COMMON STOCKS			232,075,614

RIGHTS/WARRANTS — (0.0%)
*	Titan Industries, Ltd. Rights 04/24/06	377	80

TOTAL — INDIA			232,075,694

TURKEY — (5.7%)
COMMON STOCKS — (5.7%)
	Akbank T.A.S.	2,717,997	27,513,978
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	182,246	6,267,672
	Arcelik A.S	289,702	2,700,717
*	Dogan Sirketler Grubu Holding A.S.	722,062	3,822,564
*	Dogan Yayin Holding A.S.	542,814	2,582,848
	Enka Insaat ve Sanayi A.S.	494,820	6,938,834
	Eregli Demir ve Celik Fabrikalari Turk A.S.	353,341	2,371,064
	Ford Otomotiv Sanayi A.S.	867,588	8,281,916
	Koc Holding A.S. Series B	1,540,774	9,359,856
	Tofas Turk Otomobil Fabrikasi A.S.	1	2
	Tupras-Turkiye Petrol Rafinerileri A.S.	289,886	5,527,217
	Turk Sise ve Cam Fabrikalari A.S.	539,099	2,532,565
*	Turkiye Garanti Bankasi A.S.	3,958,349	17,803,239
	Turkiye Is Bankasi A.S.	2,403,571	22,696,284
*	Yapi ve Kredi Bankasi A.S.	1,232,184	7,207,668

TOTAL — TURKEY			125,606,424

MALAYSIA — (4.6%)
COMMON STOCKS — (4.6%)
	AmInvestment Group Berhad	406,882	180,491
	AMMB Holdings Berhad	2,103,331	1,502,507
	Berjaya Sports Toto Berhad	746,800	920,950
	British American Tobacco Berhad	295,300	3,398,607
	Bumiputra-Commerce Asset Holdings Berhad	2,918,575	4,316,095
*	Digi.Com Berhad	767,162	1,804,567
	Gamuda Berhad	510,000	485,621
	Genting Berhad	697,300	4,480,643
	Golden Hope Plantations Berhad	948,200	1,086,762
	Highlands and Lowlands Berhad	107,500	121,949
	Hong Leong Bank Berhad	1,607,150	2,204,371

8

	Hong Leong Credit Berhad	1,060,629	1,194,945
	IJM Corp. Berhad	228,300	281,267
	IOI Corp. Berhad	1,044,500	3,881,534
	IOI Oleochemical Industries Berhad	22,041	70,009
	IOI Properties Berhad	151,300	338,127
	Kuala Lumpur Kepong Berhad	747,000	1,868,689
	Magnum Corp. Berhad	1,487,600	748,106
	Malakoff Berhad	835,700	1,976,811
	Malayan Banking Berhad	2,815,700	8,409,536
	Malaysian Airlines System Berhad	1,090,600	881,624
	Malaysian Pacific Industries Berhad	170,000	456,130
	Malaysian Plantations Berhad	927,500	543,632
	Maxis Communications Berhad	1,631,600	3,818,978
	MISC Berhad	3,003,132	7,834,212
	MMC Corp. Berhad	828,700	486,502
	Nestle (Malaysia) Berhad	229,200	1,531,120
	O.Y.L. Industries Berhad	1,343,000	1,531,061
	Oriental Holdings Berhad	215,300	238,673
	Petronas Dagangan Berhad	813,400	920,780
	Petronas Gas Berhad	1,810,900	4,382,587
	Plus Expressways Berhad	3,046,800	2,195,403
	PPB Group Berhad	1,159,200	1,284,261
	Proton Holdings Berhad	389,000	580,458
	Public Bank Berhad	1,550,201	2,797,339
	Resorts World Berhad	1,120,700	3,919,202
	RHB Capital Berhad	1,849,900	1,225,185
	Shell Refining Co. Federation of Malaysia Berhad	227,000	603,774
	Sime Darby Berhad	2,334,600	3,893,759
	Southern Bank Berhad	48,440	53,447
	Southern Bank Berhad (Foreign)	1,412,337	1,541,781
	SP Setia Berhad	488,100	444,430
	Star Publications (Malaysia) Berhad	182,800	361,432
	Telekom Malaysia Berhad	3,138,900	8,350,538
	Tenaga Nasional Berhad	4,578,500	10,891,379
	UMW Holdings Berhad	364,533	706,300
	YTL Corp. Berhad	1,578,966	2,209,458

TOTAL — MALAYSIA			102,955,032

UNITED STATES — (4.6%)
COMMON STOCKS — (3.7%)
	America Movil S.A. de C.V. ADR	159,430	5,537,004
*	Banco de Chile Series F ADR	47,643	2,089,622
	Banco Santander Chile Sponsored ADR	295,998	14,056,945
	Cemex S.A. de C.V. ADR	103,700	6,404,512
	Compania Cervecerias Unidas SA ADR	115,400	3,138,880
	Distribucion y Servicio D.Y.S. SA ADR	208,828	4,291,415
	Embotelladora Andina SA ADR	109,600	1,460,968
	Embotelladora Andina SA Series B ADR	89,100	1,318,680
	Empresa Nacional de Electricidad SA ADR	514,018	16,242,969
*	Enersis SA ADR	285,903	3,508,030
	Lan Airlines SA ADR	125,900	5,143,015
	Madeco Manufacturera de Cobre SA ADR	4,450	37,825
*	Masisa SA ADR	38,553	404,421

9

Sociedad Quimica y Minera de Chile SA ADR	61,300	7,490,860
Sociedad Quimica y Minera de Chile SA ADR Class A	902	104,402
Telecomunicaciones de Chile SA Sponsored ADR	421,400	3,624,040
Teva Pharmaceutical Industries, Ltd. ADR	119,771	5,029,184
Vina de Concha y Toro SA ADR	67,750	1,930,875
TOTAL COMMON STOCKS		81,813,647

PREFERRED STOCKS — (0.9%)
Ambev Cia de Bebidas das Americas ADR	20,000	848,800
Aracruz Celulose SA ADR	12,800	629,120
Banco Bradesco SA ADR	68,700	2,848,302
Banco Itau Holding Financeira SA ADR	49,300	1,611,124
Brasil Telecom Participacoes SA ADR	26,140	1,039,065
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	18,730	796,025
Companhia Energetica de Minas Gerais SA ADR	35,300	1,834,188
Empresa Brasileira de Aeronautica SA ADR	23,750	944,063
Gerdau SA ADR	74,000	1,687,940
Tele Norte Leste Participacoes SA ADR	100,000	1,853,000
Telesp Celular Participacoes SA ADR	100,000	495,000
Tim Participacoes SA ADR	53,900	2,015,860
Vale do Rio Doce Companhia ADR	69,000	2,808,300
TOTAL PREFERRED STOCKS		19,410,787

TOTAL — UNITED STATES		101,224,434

ISRAEL — (3.5%)
COMMON STOCKS — (3.5%)
Africa-Israel Investments, Ltd.	52,315	1,768,346
Bank Hapoalim, Ltd.	2,309,640	10,570,171
Bank Leumi Le-Israel	2,802,069	10,110,648
* Bezeq Israeli Telecommunication Corp., Ltd.	4,049,014	5,192,795
CLAL Industries, Ltd.	289,038	1,336,199
CLAL Insurance, Ltd.	74,546	1,310,677
Delek Group, Ltd.	4,584	651,333
Discount Investment Corp.	66,100	1,372,696
Elbit Systems, Ltd.	98,319	2,270,352
Elron Electronic Industries, Ltd.	1	3
* First International Bank of Israel, Ltd.	347,200	709,320
* First International Bank of Israel, Ltd. Par Value $0.05	48,660	501,291
IDB Development Corp., Ltd. Series A	101,015	2,599,242
IDB Holding Corp., Ltd.	36,578	753,774
Israel Chemicals, Ltd.	2,410,526	9,004,114
Israel Corp., Ltd. Series A	5,500	1,836,469
* Koor Industries, Ltd.	25,971	1,209,708
M.A.Industries, Ltd.	843,283	4,184,090
Migdal Insurance Holdings, Ltd.	1,096,097	1,320,674
Osem Investment, Ltd.	140,582	1,075,237
Strauss-Elite, Ltd.	33,250	297,000
Teva Pharmaceutical Industries, Ltd.	418,280	17,593,913
* United Mizrahi Bank, Ltd.	384,693	2,157,515

TOTAL — ISRAEL		77,825,567

10

INDONESIA — (2.7%)
COMMON STOCKS — (2.7%)
PT Astra International Tbk	8,470,461	8,970,107
PT Bank Central Asia Tbk	1,980,000	772,555
PT Bank Danamon Indonesia Tbk	1,762,000	815,803
PT Gudang Garam Tbk	4,695,500	5,585,153
PT Indonesian Satellite Corp.Tbk	14,967,500	8,416,481
* PT Panasia Indosyntec Tbk	75,100	3,374
PT Semen Gresik Tbk	1,370,000	3,457,793
PT Telekomunikasi Indonesia (Persero) Tbk	37,153,640	24,583,321
PT Unilever Tbk	16,022,000	7,447,743
TOTAL COMMON STOCKS		60,052,330

RIGHTS/WARRANTS — (0.0%)
* PT Lippo Karawaci Tbk Free Warrants 11/30/07	45,877	1,387

TOTAL — INDONESIA		60,053,717

THAILAND — (2.6%)
COMMON STOCKS — (2.6%)
Advance Info Service Public Co., Ltd. (Foreign)	5,982,000	14,454,078
Aromatics (Thailand) Public Co., Ltd. (Foreign)	1,387,500	993,352
Bangkok Expressway Public Co., Ltd. (Foreign)	250,000	141,907
Bank of Ayudhya Public Co., Ltd. (Foreign)	5,174,500	2,381,514
Banpu Public Co., Ltd. (Foreign)	132,000	486,014
BEC World Public Co., Ltd. (Foreign)	3,915,000	1,291,319
Charoen Pokphand Foods Public Co., Ltd. (Foreign)	14,442,000	1,994,037
Delta Electronics (Thailand) Public Co., Ltd. (Foreign)	4,100,710	2,149,439
Krung Thai Bank Public Co., Ltd. (Foreign)	17,302,970	5,485,984
Land & Houses Public Co., Ltd. (Foreign)	2,130,310	514,739
National Finance and Securities Public Co., Ltd. (Foreign)	630,150	240,072
* PTT Chemical Public Co., Ltd. (Foreign)	693,060	1,506,267
Ratchaburi Electricity Generating Holding Public Co., Ltd. (Foreign)	2,200,000	2,236,001
Shin Corporation Public Co., Ltd. (Foreign)	6,122,000	7,591,844
Siam Cement Public Co., Ltd. (Foreign)	270,000	1,836,359
Siam City Cement Public Co., Ltd. (Foreign)	633,413	5,215,009
Siam Commercial Bank Public Co., Ltd. (Foreign)	2,549,166	4,269,250
Thai Union Frozen Products Public Co., Ltd. (Foreign)	3,178,520	2,478,774
* TMB Bank, Ltd. (Foreign)	12,415,080	1,504,666
* True Corp., Ltd. (Foreign)	6,977,800	1,819,830
TOTAL COMMON STOCKS		58,590,455

RIGHTS/WARRANTS — (0.0%)
* True Corp., Ltd. (Foreign) Warrants 03/31/08	1,444,563	0

TOTAL — THAILAND		58,590,455

11

HUNGARY — (2.2%)
COMMON STOCKS — (2.2%)
Budapesti Elektromos Muvek RT	185	31,175
Gedeon Richter RT	46,937	9,564,836
Magyar olaj-Es Gazipari RT	168,429	17,394,963
Magyar Telekom RT	1,050,555	4,819,121
Orszagos Takerekpenztar es Keresdelmi Bank RT	386,220	14,418,321
* Tiszai Vegyi Kombinat RT	116,048	2,833,114

TOTAL — HUNGARY		49,061,530

POLAND — (2.0%)
COMMON STOCKS — (2.0%)
Agora SA	98,779	1,619,190
Bank Millennium SA	1,725,110	3,502,038
Bank Polska Kasa Opieki — Grupa Pekao SA	156,792	9,238,763
Bank Przemyslowo Handlowy BPH SA	31,526	7,858,075
Bank Zackodni WBK SA	93,312	4,811,460
Browary Zywiec SA	15,860	2,347,381
* Cersanit SA	172,287	936,947
* Kredyt Bank SA	418,562	2,041,145
Mondi Packaging Paper Swiecie SA	103,599	1,794,173
Netia Holdings SA	390,681	607,806
Polski Koncern Naftowy Orlen SA	267,237	4,914,535
Telekomunikacja Polska SA	712,274	4,958,687

TOTAL — POLAND		44,630,200

PHILIPPINES — (1.9%)
COMMON STOCKS — (1.9%)
Aboitiz Equity Ventures, Inc.	3,075,000	287,324
Ayala Corp. Series A	850,070	5,330,077
Ayala Land, Inc.	27,511,576	5,965,858
Bank of the Philippine Islands	4,641,373	5,284,060
Equitable PCI Bank, Inc.	2,217,300	2,751,437
* Filipina Water Bottling Corp.	2,006,957	0
Metro Bank and Trust Co.	4,584,435	3,090,608
Petron Corp.	28,593,000	2,510,103
Philippine Long Distance Telephone Co.	347,030	11,912,645
SM Prime Holdings, Inc.	29,223,000	4,501,161

TOTAL — PHILIPPINES		41,633,273

CZECH REPUBLIC — (1.0%)
COMMON STOCKS — (1.0%)
* Cesky Telecom A.S.	230,085	5,163,268
CEZ A.S.	327,890	11,428,140
Komercni Banka A.S.	24,737	3,510,139
Phillip Morris CR A.S.	954	722,962
Zentiva NV	18,470	914,279

TOTAL — CZECH REPUBLIC		21,738,788

12

ARGENTINA — (0.5%)
COMMON STOCKS — (0.5%)
	Acindar Industria Argentina de Aceros SA Series B	601,249	1,024,487
*	Alpargatas SA Industrial y Comercial	1,078	1,627
	Alto Palermo SA Series A	5,000	10,610
*	Banco Frances del Rio de la Plata SA	399,900	971,061
*	Capex SA Series A	52,893	97,890
*	Celulosa Argentina SA Series B	24,922	20,756
*	Central Costanera SA Series B	114,100	123,423
*	Central Puerto SA Series B	16,000	10,211
*	Gas Natural SA, Buenos Aires	345,000	199,254
*	IRSA Inversiones y Representaciones SA	657,649	812,112
*	Juan Minetti SA	353,151	383,133
	Ledesma S.A.A.I.	242,632	150,197
*	Metrogas SA Series B	543,115	213,161
*	Molinos Rio de la Plata SA Series B	596,060	823,547
	Siderar S.A.I.C. Series A	649,191	5,458,381
	Solvay Indupa S.A.I.C.	555,366	602,516
*	Transportadora de Gas del Sur SA Series B	460,280	469,984

TOTAL — ARGENTINA			11,372,350

Face Amount
(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $17,505,000 FHLMC Notes 4.00%, 09/22/09, valued at $17,264,306) to be repurchased at $17,011,079	$17,009	17,009,000

TOTAL INVESTMENTS - (100.0%)
(Cost $1,278,513,541)##	$2,221,002,850

13

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value††

BRAZIL — (13.2%)

PREFERRED STOCKS — (12.4%)
	Acesita SA	97,876	$1,516,421
	Banco Mercantil do Brasil SA	130,000	20,692
	Celular CRT Participacoes SA Series A	43,500	1,515,894
	Centrais Electricas de Santa Catarina SA - CELESC Series B	1,618,000	1,280,075
	Companhia Brasileira de Petroleo Ipiranga SA	60,800	959,171
	Companhia Cia Tecidos Norte de Minas	9,097,102	1,015,311
	Companhia Energetica do Ceara-Coelce	231,000,000	1,251,001
	Companhia Paranaense de Energia-Copel Series B	478,800,000	5,253,610
	Confab Industrial SA	584,000	1,124,822
	Distribuidora de Produtos de Petroleo Ipiranga SA	3,900	85,401
	Duratex SA	86,500	1,568,284
*	Electropaulo Metropolitana SA	69,600,000	3,431,983
	Embraco SA	262,000	86,367
*	Embratel Participacoes SA	1,226,600,000	3,130,761
*	Empressa Metropolitanade Aguas e Energia SA	24,000,000	73,464
	Fertibras SA	3,400	38,715
	Forca Luz Cataguazes Leopoldina Series A	23,400,000	28,100
	Forjas Taurus SA	88,000	86,197
	Fras-le SA	20,200	55,173
	Globex Utilidades SA	42,468	289,986
*	Gol Linhas Aereas Inteligentes SA	86,900	2,867,475
*	Gradiente Eletronica SA	2,600	28,161
*	Industria de Bebidas Antarctica Polar SA	23,000	28,432
	Industrias Romi SA	1,400	57,358
*	Inepar Industria e Construcoes SA	9,990	36,460
	Klabin SA	1,534,000	3,611,961
	Lojas Americanas SA	132,090,369	5,685,453
	Magnesita SA Series A	87,900,000	594,003
	Magnesita SA Series C	202,338	1,405
	Mahle-Metal Leve SA	28,666	526,477
	Marcopolo SA	253,400	775,653
	Metalurgica Gerdau SA	175,553	4,916,476
*	Net Servicos de Comunicacao SA	5,855,439	3,115,915
*	Paranapanema SA	119,150	779,371
	Perdigao SA NPV	96,600	3,570,583
	Random Implementos e Participacoes SA	162,500	753,767
*	Rasip Agro-Pastoril SA	51,000	4,443
	Refinaria de Petroleo Ipiranga SA	12,300	287,879
	Ripasa SA Papel e Celulose	584,200	1,152,719
	Sadia SA	1,073,000	3,436,025
	Santista Textil SA	16,400	154,462

1

	Sao Paulo Alpargatas SA	26,200	1,110,431
	Saraiva Livreiros Editores	4,400	43,078
*	Sharp SA Equipamentos Eletronicos	30,200,000	284
	Suzano Bahia Sul Papel e Celullose SA	372,242	2,534,787
	Suzano Petroquimica SA	531,705	1,169,325
	Tele Celular Sul Participacoes SA	1,691,540,950	6,563,832
	Tele Centro Oeste Celular Participacoes SA	93,003	1,423,404
*	Tele Leste Celular Participacoes SA	52,793	1,019,314
	Tele Norte Celular Participacoes SA	549,505,027	157,852
	Tele Sudeste Celular Participacoes SA	82,400	1,358,135
	Telemig Celular Participacoes SA	848,490,371	2,397,430
*	Telesp Celular Participacoes SA	346,100	1,768,394
	Ultrapar Participacoes SA	137,030	2,226,294
	Uniao des Industrias Petroquimicas SA Series B	1,561,144	1,565,923
*	Varig Participacoes Em Transportes	122,026	352
*	Varig Particpacoes Em Servicos	116,823	160
*	Varig SA Viacao Aerea Riograndense	16,000	10,549
	Votorantim Celulose e Papel SA	100,000	1,530,492
	Weg SA	1,329,100	4,788,140
TOTAL PREFERRED STOCKS			84,864,082

COMMON STOCKS — (0.8%)
	Acesita SA	4,290	71,315
	Acos Villares SA Avil	120,000	20,344
	Avipal SA Avicultura e Agropecua	101,900,000	450,596
	Celular Crt Participacoes SA	316	12,947
	Cia de Saneamento do Parana	80,000	87,403
	Copesul Companhia Petroquimica do Sul	269,500	3,997,763
	Energias do Brazil SA	8,202	125,492
	Eternit SA	26,000	103,461
	Metalurgica Gerdau SA	1,938	48,370
*	Rhodia Ster SA	640,780	54,316
	Sao Paulo Alpargatas SA	5,100	180,127
*	Tele Leste Celular Participacoes SA	88	2,051
	Tele Sudeste Celular Participacoes SA	1,861	36,808
TOTAL COMMON STOCKS			5,190,993

RIGHTS/WARRANTS — (0.0%)
*	Forca Luz Cataguazes Leopoldina Preferred Series A Rights 03/23/06	7,829,406	333

TOTAL — BRAZIL			90,055,408

SOUTH KOREA — (12.5%)
COMMON STOCKS — (12.5%)
*	Aekyung Petrochemical Co., Ltd.	2,690	48,126
	Asia Cement Manufacturing Co., Ltd.	2,453	98,386
*	Asia Paper Manufacturing Co., Ltd.	4,350	30,703
	Baiksan Co., Ltd.	21,190	39,810
*	Bing Grae Co., Ltd.	6,500	303,805
*	Bohae Brewery Co., Ltd.	1,160	33,532
*	Bong Shin Co., Ltd.	16,060	31,944

2

*	Boo Kook Securities Co., Ltd.	5,630	85,729
*	Boryung Pharmaceutical Co., Ltd.	1,040	40,589
*	Brain Technology Industries Co., Ltd.	23,400	28,172
	Bu Kwang Pharmaceutical Co., Ltd.	15,010	270,135
	BYC Co., Ltd.	350	40,426
*	Byuck San Corp.	3,200	39,355
*	Byuck San Engineering and Construction Co., Ltd.	14,190	96,621
*	Cambridge Members Co., Ltd.	2,280	36,814
*	Capro Corp.	18,970	72,950
	Cheil Communications, Inc.	3,257	704,833
	Cheil Industrial, Inc.	33,120	1,274,625
*	Cho Kwang Leather Co., Ltd.	6,180	29,582
*	Cho Kwang Paint Co., Ltd.	12,070	35,106
	Choil Aluminum Manufacturing Co., Ltd.	4,210	31,712
	Chon Bang Co., Ltd.	130	5,111
*	Chong Kun Dang Pharmaceutical Corp.	9,424	373,981
	Choongwae Pharmaceutical Corp.	2,923	95,165
	Chosun Refractories Co., Ltd.	1,260	43,180
	Chungho Comnet Co., Ltd.	720	10,667
*	CJ CGV Co., Ltd.	7,000	185,294
*	CKD Bio Corp.	5,230	30,143
*	Comtec Systems Co., Ltd.	25,030	33,388
*	Cosmochemical Co., Ltd.	6,430	29,578
	Dacom Corp.	37,530	504,713
	Dae Chang Industrial Co.	6,390	32,778
	Dae Dong Industrial Co., Ltd.	2,680	26,380
	Dae Han Fire & Marine Insurance Co., Ltd.	4,410	48,611
*	Dae Ho Corp.	543	73
*	Dae Sang Corp.	12,758	194,555
	Dae Won Kang Up Co., Ltd.	3,310	60,825
*	Dae Young Packaging Co., Ltd.	184,070	28,263
*	Dae Yu Co., Ltd.	8,780	29,283
*	Daeduck Electronics Co., Ltd.	39,057	336,815
*	Daeduck Industries Co., Ltd.	10,626	121,399
	Daegu Bank Co., Ltd.	85,030	1,316,472
	Daehan City Gas Co., Ltd.	4,611	109,783
	Daehan Flour Mills Co., Ltd.	950	146,413
	Daehan Synthetic Fiber Co., Ltd.	790	48,890
	Daekyo Co., Ltd.	5,540	415,064
*	Daekyung Machinery & Engineering Co., Ltd.	2,610	32,426
*	Daerim Corp.	2,230	59,491
*	DAESANG FARMSCO	13,210	33,096
*	Daesang Holdings Co., Ltd.	7,072	32,917
*	Daesung Industrial Co., Ltd.	2,660	139,201
*	Daewon Pharmaceutical Co., Ltd.	4,560	33,068
	Daewoo International Corp.	10,000	379,935
*	Daewoo Motor Sales Corp.	17,380	377,832
*	Daewoo Precision Industries Co., Ltd.	2,800	75,390
*	Daewoo Securities Co., Ltd.	50,000	869,075
	Daewoong Co., Ltd.	4,686	98,329
	Daewoong Pharmaceutical Co., Ltd.	3,630	164,487
	Dahaam E-Tec Co., Ltd.	2,200	47,560
	Daishin Securities Co., Ltd.	32,790	742,080
	Daiyang Metal Co., Ltd.	22,400	30,135

3

*	Daou Technology, Inc.	14,640	81,666
	DC Chemical Co., Ltd.	11,486	404,387
	Dong Ah Tire Industrial Co., Ltd.	7,555	42,576
	Dong Bu Insurance Co., Ltd.	52,320	1,012,159
	Dong IL Rubber Belt Co., Ltd.	11,450	41,066
	Dong Wha Pharmaceutical Industries Co.	2,300	40,218
*	Dong Won Co., Ltd.	2,560	30,005
*	Dong Yang Department Store Co., Ltd.	1,570	31,989
	Dong-A Pharmaceutical Co., Ltd.	5,603	395,003
*	Dongbang Agro Co., Ltd.	10,870	32,344
*	Dongbang Transport Logistics Co., Ltd.	2,080	36,598
	Dongbu Corp.	13,130	222,547
*	Dongbu Hannong Chemical Co., Ltd.	2,920	47,212
	Dongbu Securities Co., Ltd.	6,990	74,348
*	Dongbu Steel Co., Ltd.	15,530	133,272
*	Dongbuanam Semiconductor, Inc.	96,370	247,828
	Dong-Il Corp.	1,370	86,599
*	Dongil Paper Manufacturing Co., Ltd.	3,770	32,979
	Dongkuk Steel Mill Co., Ltd.	59,287	1,150,309
	Dongsu Industrial Co., Ltd.	4,218	98,711
*	Dongsung Pharmaceutical Co., Ltd.	4,190	32,206
*	Dongwon F&B Co., Ltd.	1,640	101,055
	Dongwon Financial Holding Co., Ltd.	43,058	1,649,543
	Dongwon Industries Co., Ltd.	990	29,342
	Dongyang Mechatronics Corp.	7,020	32,620
*	Doosan Corp.	10,640	393,668
*	Doosan Industrial Development Co., Ltd.	61,780	592,343
	DPI Co., Ltd.	11,330	91,427
*	Eagon Industrial Co., Ltd.	1,820	28,762
*	Eastel Systems Corp.	46,357	100,358
*	Feelux Co., Ltd.	15,880	34,194
*	First Fire & Marine Insurance Co., Ltd.	10,360	48,796
*	Firstech Co., Ltd.	48,090	78,521
	FNC Kolon Corp.	4,954	60,561
	Fursys, Inc.	6,140	203,790
	GIIR, Inc.	4,120	63,446
	Global Enterprise Co., Ltd.	9,345	81,787
	Green Cross Corp.	1,825	123,235
	Gwangju Shinsegae Co., Ltd.	480	74,151
*	H.S. Industries Co., Ltd.	3,510	37,445
	Hae In Co., Ltd.	5,964	21,921
*	Halla Climate Control Corp.	84,000	791,689
	Halla Engineering & Construction Corp.	2,360	62,856
	Han Kuk Carbon Co., Ltd.	7,903	30,198
*	Han Wha Corp.	66,990	2,066,471
	Han Yang Securities Co., Ltd.	7,090	72,489
	Hana Securities Co., Ltd.	9,900	180,762
*	Hanall Pharmaceutical Co., Ltd.	2,900	34,437
	Handok Pharmaceuticals Co., Ltd.	5,990	85,254
	Handsome Corp.	13,420	255,583
	Hanil Cement Manufacturing Co., Ltd.	4,958	389,026
*	Hanil E-Wha Co., Ltd.	16,100	35,477
	Hanjin Heavy Industry Co., Ltd.	58,210	1,457,373
	Hanjin Shipping Co., Ltd.	42,270	989,467

4

	Hanjin Transportation Co., Ltd.	6,201	176,742
	Hankook Cosmetics Co., Ltd.	11,830	35,288
*	Hankook Shell Oil Co., Ltd.	480	30,863
*	Hankook Synthetics, Inc.	550	2,925
	Hankuk Electric Glass Co., Ltd.	5,240	175,479
*	Hankuk Glass Industries, Inc.	7,800	302,746
	Hankuk Paper Manufacturing Co., Ltd.	2,590	92,361
*	Hanmi Capital Co., Ltd.	6,520	54,230
	Hanmi Pharm Co., Ltd.	5,099	709,365
	Hansae Co., Ltd.	1,640	36,469
*	Hansol Chemical Co., Ltd.	5,850	50,154
	Hansol CSN Co., Ltd.	23,570	103,152
*	Hansol LCD, Inc.	2,017	76,313
	Hansol Paper Co., Ltd.	29,350	405,028
	Hanssem Co., Ltd.	11,580	78,300
*	Hansung Enterprise Co., Ltd.	620	3,949
*	Hanwha Chemical Corp.	93,200	1,274,312
	Hanwha Securities Co., Ltd.	18,710	207,690
	Heesung Cable, Ltd.	2,020	33,447
*	Heung-A Shipping Co., Ltd.	1,640	33,186
*	Honam Petrochemical Corp.	3,080	180,813
	Hotel Shilla, Ltd.	21,208	273,429
*	HS R&A Co., Ltd.	3,140	52,800
	Huchems Fine Chemical Corp.	5,616	38,525
*	Huneed Technologies Co., Ltd.	40,070	37,801
*	Hung Chang Co., Ltd.	6	92
	Husteel Co., Ltd.	3,580	50,555
	Hwa Sung Industrial Co.	6,860	76,786
*	Hwacheon Machinery Works Co., Ltd.	2,200	29,625
*	Hwashin Co., Ltd.	12,310	35,910
*	Hyosung Motors & Machinery, Inc.	30,120	46,239
*	Hyosung T & C Co., Ltd.	20,008	304,560
*	Hyundae Metal Co., Ltd.	48,160	31,776
*	Hyundai Auton Co., Ltd.	106,390	1,249,224
	Hyundai Cement Co., Ltd.	4,340	152,349
*	Hyundai Corp.	2,171	57,138
	Hyundai Department Store Co., Ltd.	19,490	2,082,723
	Hyundai Department Store H & S Co., Ltd.	1,290	95,642
	Hyundai Elevator Co., Ltd.	3,394	260,115
	Hyundai Hysco	70,930	920,846
	Hyundai Marine & Fire Insurance Co., Ltd.	59,160	802,565
	Hyundai Merchant Marine Co., Ltd.	64,840	993,231
	Hyundai Mipo Dockyard Co., Ltd.	17,198	1,370,080
	Hyundai Pharmaceutical Ind. Co., Ltd.	1,410	32,667
*	Hyundai Securities Co., Ltd.	94,129	1,481,036
	Il Dong Pharmaceutical Co., Ltd.	770	33,723
*	Il Sung Construction Co., Ltd.	4,300	33,383
*	Iljin Diamond Co., Ltd.	1,272	24,116
*	Iljin Display Co., Ltd.	728	10,496
*	Iljin Electric, Ltd.	9,150	28,949
	Ilshin Spinning Co., Ltd.	1,070	47,438
	Ilsung Pharmaceutical Co., Ltd.	1,350	84,196
*	Inchon Oil Refinery Co., Ltd.	373	21
*	Innotz Co., Ltd.	19,410	77,868

5

*	InziControls Co., Ltd.	4,790	45,661
	ISU Chemical Co., Ltd.	4,420	46,907
*	Isupetasys Co., Ltd.	17,870	62,588
*	Jahwa Electronics Co., Ltd.	10,480	70,122
*	Jeil Mutual Savings Bank	4,150	37,751
	Jeonbuk Bank, Ltd.	13,200	114,273
*	Jindo Corp.	9,590	54,988
*	Joongang Construction Co., Ltd.	1,820	44,078
	K.C. Tech Co., Ltd.	13,540	53,627
	KCC Corp.	990	197,203
*	Keang Nam Enterprises Co., Ltd.	7,200	78,396
	KEC Corp.	44,830	99,574
	Keyang Electric Machinery Co., Ltd.	24,430	45,853
	KG Chemical Corp.	5,360	33,768
	Kolon Chemical Co., Ltd.	4,810	63,769
*	Kolon Industries, Inc.	9,110	106,008
*	Kolon International Corp.	321	2,633
*	Korea Automotive Systems Co., Ltd.	1,570	36,012
	Korea Cast Iron Pipe Co., Ltd.	11,930	52,183
*	Korea Circuit Co.	7,800	54,704
*	Korea Data Systems Co., Ltd.	2,058	3,008
	Korea Development Co., Ltd.	4,980	139,725
*	Korea Development Leasing Corp.	2,220	94,262
	Korea Electric Terminal Co., Ltd.	3,530	62,811
*	Korea Export Packing Industries Co., Ltd.	3,990	32,428
*	Korea Fine Chemical Co., Ltd.	1,388	18,146
	Korea Flange Co., Ltd.	3,020	43,997
	Korea Gas Corp.	18,240	574,409
	Korea Iron & Steel Co., Ltd.	6,260	221,574
	Korea Iron & Steel Works Co., Ltd.	5,178	134,852
	Korea Kolmar Co., Ltd.	7,370	35,747
*	Korea Komho Petrochemical Co., Ltd.	16,940	518,822
	Korea Line Corp.	5,130	107,868
	Korea Mutual Savings Bank	2,990	52,385
*	Korea Petrochemical Industry Co., Ltd.	4,250	97,908
	Korea Polyol Co., Ltd.	1,750	74,968
	Korea Reinsurance Co., Ltd.	78,710	859,720
	Korea Zinc Co., Ltd.	14,140	982,841
	Korean Air Co., Ltd.	61,380	2,023,307
	Korean Air Terminal Service Co., Ltd.	1,640	39,498
*	KP Chemical Corp.	64,291	344,864
*	KP&L Co., Ltd.	24,590	27,143
*	KTB Network, Ltd.	17,000	100,626
	Kukdo Chemical Co., Ltd.	2,150	32,942
	Kukdong City Gas Co., Ltd.	3,160	78,868
*	Kukje Pharm Industrial Co., Ltd.	2,590	31,671
*	Kumbi Corp.	670	30,781
	Kumho Electronics Co., Ltd.	2,231	149,781
*	Kumho Industrial Co., Ltd.	28,720	653,350
*	Kumkang Industrial Co., Ltd.	4,040	30,139
	Kunsul Chemical Industrial Co., Ltd.	3,370	46,345
	Kwang Dong Pharmaceutical Co., Ltd.	21,980	82,808
*	Kwang Myung Electric Engineering Co., Ltd.	36,360	32,699
	Kyeryong Construction Industrial Co., Ltd.	3,400	112,526

6

	Kyobo Securities Co., Ltd.	13,280	155,364
	Kyong Dong Boiler Co., Ltd.	1,740	33,326
*	Kyungbang Co., Ltd.	850	110,588
*	Kyungdong City Gas Co., Ltd.	1,060	31,928
*	Kyung-in Synthetic Corp.	2,110	29,842
*	Kyungnam Energy Co., Ltd.	12,310	29,280
*	Leeku Industrial Co., Ltd.	2,380	29,028
	LG Cable, Ltd.	25,270	850,210
	LG Caltex Gas Co., Ltd.	2,790	99,429
	LG Household & Healthcare Co., Ltd.	10,550	678,590
	LG Industrial Systems, Ltd.	21,950	691,094
	LG Insurance Co., Ltd.	36,560	553,811
	LG International Corp.	44,138	1,035,615
*	LG Life Sciences, Ltd.	12,045	607,030
	LG Petrochemical Co., Ltd.	40,780	927,952
*	Lotte Chilsung Beverage Co., Ltd.	1,112	1,272,721
*	Lotte Confectionary Co., Ltd.	1,240	1,522,748
*	Lotte Sam Kang Co., Ltd.	530	115,689
*	Manho Rope & Wire Co., Ltd.	790	31,644
	Meritz Fire Marine Insurance	27,500	135,058
*	Meritz Securities Co., Ltd.	16,390	122,773
*	Mi Chang Oil Industrial Co., Ltd.	1,790	30,883
*	Midopa Co., Ltd.	41,650	941,337
*	Miwon Commercial Co., Ltd.	1,280	39,307
	Motonic Corp.	840	26,646
	Namhae Chemical Corp.	25,704	73,315
*	Namsun Aluminum Co., Ltd.	7,140	33,992
*	Namyang Dairy Products Co., Ltd.	340	216,946
*	Nasan Co., Ltd.	2,500	36,207
*	NCsoft Corp.	16,140	1,078,930
*	Nexen Corp.	1,510	32,852
	Nong Shim Co., Ltd.	3,620	1,066,517
	Nong Shim Holdings Co., Ltd.	1,790	159,139
*	Orientbio, Inc.	13,440	32,780
	ORION Corp.	4,310	1,224,093
	Ottogi Corp.	1,700	218,194
*	Pang Rim Co., Ltd.	2,340	30,803
*	Pantech & Curitel Communications, Inc.	82,240	143,407
*	Pantech Co., Ltd.	35,620	255,470
	PaperCorea, Inc.	7,190	29,395
*	Partsnic Co., Ltd.	13,200	14,843
	Pohang Coated Steel Co., Ltd.	3,110	61,380
	Poong Lim Industrial Co., Ltd.	11,140	97,487
	Poong San Corp.	18,710	402,949
*	Pulmuone Co., Ltd.	2,030	82,783
	Pum Yang Construction Co., Ltd.	3,930	42,948
	Pusan Bank	97,000	1,280,665
	Pusan City Gas Co., Ltd.	4,710	103,161
	Pyung Hwa Industrial Co., Ltd.	8,643	57,116
*	RNL Bio Co., Ltd.	33,480	74,580
*	Rocket Electric Co., Ltd.	5,090	37,468
	S1 Corp.	10,110	420,813
*	Saehan Industries, Inc.	24,590	99,164
*	Saehan Media Corp.	18,050	34,372

7

*	Sajo Industries Co., Ltd.	4,820	31,499
*	Sam Jin Pharmaceutical Co., Ltd.	1,190	74,863
*	Sam Kwang Glass Industrial Co., Ltd.	3,090	37,022
*	Sam Whan Camus Co., Ltd.	5,270	31,490
	Sam Yung Trading Co., Ltd.	13,450	29,937
*	Sambu Construction Co., Ltd.	3,920	90,456
	Samchully Co., Ltd.	2,000	252,179
*	Samho International Co., Ltd.	4,110	65,736
*	Samhwa Crown and Closure Co., Ltd.	2,400	32,568
	Samhwa Paints Industrial Co., Ltd.	11,600	34,813
	Samlip Industrial Co., Ltd.	8,200	66,275
*	Samsung Climate Control Co., Ltd.	4,480	38,335
	Samsung Engineering Co., Ltd.	34,570	1,019,457
	Samsung Fine Chemicals Co., Ltd.	18,000	581,736
	Samsung Techwin Co., Ltd.	67,350	1,842,974
*	Samwhan Corp.	6,120	107,271
	Samyang Corp.	6,290	346,847
*	Samyang Foods Co., Ltd.	1,530	34,812
	Samyang Genex Co., Ltd.	1,230	90,993
	Samyang Tongsang Co., Ltd.	1,760	31,261
*	Samyoung Chemical Co., Ltd.	2,420	28,845
	Samyoung Corp.	2,170	56,895
	Samyoung Electronics Co., Ltd.	11,140	106,667
*	Seah Holdings Corp.	1,870	102,595
*	Seah Steel Corp.	2,380	59,402
*	Segye Corp.	10,780	51,249
	Sejong Industrial Co., Ltd.	8,820	41,008
*	Sejong Securities Co., Ltd.	3,659	76,394
*	Sempio Foods Co.	2,060	33,574
	Seondo Electric Co., Ltd.	4,400	10,902
	Seoul City Gas Co., Ltd.	2,750	172,659
	Seoul Securities Co., Ltd.	122,310	197,668
*	Seshin Co., Ltd.	270	985
*	Shin Dong-Ah Fire & Marine Insurance Co.	7,310	56,825
	Shin Heung Securities Co., Ltd.	4,060	43,253
*	Shin Poong Paper Manufacturing Co., Ltd.	3,550	29,161
*	Shin Won Corp.	1,480	38,626
	Shin Young Securities Co., Ltd.	4,930	156,418
*	Shindongbang Corp.	1,696	15,655
*	Shinhan Engineering & Construction Co., Ltd.	8,180	33,194
*	Shin-Ho Paper Manufacturing Co., Ltd.	5,830	44,769
*	Shinil Engineering Co., Ltd.	4,010	29,474
	Shinmoorim Paper Manufacturing Co., Ltd.	9,988	104,560
	Shinpoong Pharmaceutical Co., Ltd.	3,280	83,234
*	Shinsung Engineering & Construction Co., Ltd.	7,400	30,938
	Shinsung Engineering Co., Ltd.	11,880	43,892
*	Shinsung Tongsang Co., Ltd.	8,700	31,450
	Sindo Ricoh Co., Ltd.	7,510	341,931
	SK Chemicals Co., Ltd.	10,940	317,818
	SK Gas Co., Ltd.	4,470	148,463
	SKC Co., Ltd.	26,370	449,458
*	Solomon Mutual Savings Bank	2,010	31,384
	Songwon Industrial Co., Ltd.	12,420	44,431
*	Soosan Heavy Industries Co., Ltd.	40,700	31,320

8

*	Ssang Bang Wool Co., Ltd.	6,950	36,874
*	Ssangyong Cement Industry Co., Ltd.	22,621	358,548
*	Ssangyong Fire & Marine Insurance Co.	4,580	42,300
*	Ssangyong Motor Co.	88,310	607,092
*	STX Corp.	15,194	184,941
*	STX Engine Co., Ltd.	9,692	151,832
*	STX Shipbuilding Co., Ltd.	18,864	336,843
	Suheung Capsule Co., Ltd.	1,900	35,798
*	Sung Bo Chemicals Co., Ltd.	1,140	27,622
	Sung Chang Enterprise Co., Ltd.	2,800	38,563
	Sung Shin Cement Co., Ltd.	15,900	272,202
*	Sungjee Construction Co., Ltd.	3,110	40,811
*	Sungwon Corp.	10,120	41,869
	Sunjin Co., Ltd.	830	31,816
*	Sunkyong Securities Co., Ltd.	202,890	298,523
	Tae Kwang Industrial Co., Ltd.	880	566,034
	Tae Young Corp.	3,274	230,418
	Taegu Department Store Co., Ltd.	5,970	106,806
	Tai Han Electric Wire Co., Ltd.	24,611	485,457
	Tai Lim Packaging Industries Co., Ltd.	6,200	33,464
*	Telcoware Co., Ltd.	4,000	66,850
*	The Will-Bes & Co., Ltd.	11,120	33,521
*	Tong Yang Investment Bank	49,860	494,941
*	Tong Yang Major Corp.	16,810	102,800
	Tong Yang Moolsan Co., Ltd.	5,500	29,757
	Tongil Heavy Industries Co., Ltd.	88,860	126,797
*	Trigem Computer, Inc.	21,159	25,386
	TS Corp.	1,310	36,401
	Union Steel Manufacturing Co., Ltd.	5,292	154,076
*	VGX International, Inc.	550	46,084
	Wiscom Co., Ltd.	7,880	32,227
	Woongjin Coway Co., Ltd.	65,400	1,815,292
	Woongjin.Com Co., Ltd.	15,950	198,005
	Woori Investment & Securities Co., Ltd.	65,000	1,537,364
*	Yoosung Enterprise Co., Ltd.	13,890	57,680
	Youlchon Chemical Co., Ltd.	13,350	142,306
*	Young Poong Mining & Construction Corp.	1,580	89
	Youngbo Chemical Co., Ltd.	12,640	29,572
	Youngone Corp.	28,100	122,266
	Youngpoong Corp.	960	174,196
	Yuhan Corp.	5,559	987,452
	Yuhwa Securities Co., Ltd.	5,950	95,642
*	Yungjin Pharm Co., Ltd.	29,000	109,882
TOTAL COMMON STOCKS			85,114,185

RIGHTS/WARRANTS — (0.0%)
*	Dongbuanam Semiconductor, Inc. Rights 03/08/06	77,096	40,493
*	Solomon Mutual Savings Bank Rights 03/14/06	1,039	6,153
TOTAL RIGHTS/WARRANTS			46,646

TOTAL — SOUTH KOREA			85,160,831

9

SOUTH AFRICA — (12.3%)
COMMON STOCKS — (12.3%)
	Adcorp Holdings, Ltd.	59,285	225,094
	Advtech, Ltd.	433,941	162,004
	Aeci, Ltd.	167,826	1,454,039
	Afgri, Ltd.	598,683	620,201
	African Oxygen, Ltd.	206,192	969,779
*	African Rainbow Minerals, Ltd.	458,487	3,187,203
	AG Industries, Ltd.	248,033	122,973
	Alexander Forbes, Ltd.	862,527	2,185,229
	Allied Electronics Corp., Ltd.	184,853	761,387
	Allied Technologies, Ltd.	189,063	1,574,409
	Amalgamated Appliance Holdings, Ltd.	304,549	281,200
	Argent Industrial, Ltd.	102,248	227,305
	Aspen Pharmacare Holdings, Ltd.	316,873	2,050,820
*	AST Group, Ltd.	873,528	90,337
	Astral Foods, Ltd.	78,982	1,126,170
	Aveng, Ltd.	550,245	2,123,516
	AVI, Ltd.	435,018	1,178,850
*	Bell Equipment, Ltd.	130,271	210,904
	Brandcorp Holdings, Ltd.	101,257	154,440
	Business Connexion Group	229,687	285,306
	Bytes Technology Group, Ltd.	267,344	518,990
	Capitec Bank Holdings, Ltd.	118,259	594,268
	Cashbuild, Ltd.	37,276	324,359
	Caxton & CTP Publishers & Printers, Ltd.	769,907	1,691,797
	Ceramic Industries, Ltd.	31,493	740,568
	City Lodge Hotels, Ltd.	86,217	719,408
*	Corpgro, Ltd.	241,136	0
	Cullinan Holdings, Ltd.	10,000	792
	Datacentrix Holdings, Ltd.	162,198	65,931
*	Datatec, Ltd.	196,944	700,913
	Delta Electrical Industries, Ltd.	83,032	497,447
*	Dimension Data Holdings PLC	2,381,019	1,980,816
	Distell Group, Ltd.	317,735	1,957,262
	Distribution & Warehousing Network, Ltd.	246,389	378,674
	Dorbyl, Ltd.	38,250	78,024
*	Durban Roodeport Deep, Ltd.	511,456	712,762
	Ellerine Holdings, Ltd.	184,043	2,533,628
	Enviroserv Holdings, Ltd.	149,193	153,804
	Famous Brands, Ltd.	108,118	217,004
	Foschini, Ltd.	168,564	1,557,182
*	Frontrange, Ltd. Escrow Shares	218,351	0
	Gold Reef Casino Resorts, Ltd.	301,526	732,440
	Grindrod, Ltd.	758,150	1,685,026
	Group Five, Ltd.	114,316	498,912
	Highveld Steel & Vanadilum Corp., Ltd.	216,434	3,162,677
	Hudaco Industries, Ltd.	47,774	386,567
	Iliad Africa, Ltd.	243,344	493,031
	Illovo Sugar, Ltd.	466,097	1,102,711
	Investec, Ltd.	61,734	3,089,680
*	JCI, Ltd.	1,622,051	42,048
	Johnic Communications, Ltd.	159,965	1,574,783
	M Cubed Holdings, Ltd.	385,000	24,244

10

	Medi-Clinic Corp., Ltd.	591,125	1,916,818
*	Merafe Resources, Ltd.	2,950,585	261,202
	Metair Investment, Ltd.	9,938	427,339
*	Metorex, Ltd.	474,368	701,948
	Metropolitan Holdings, Ltd.	926,696	1,999,289
	Mr. Price Group, Ltd.	405,991	1,395,071
*	Murray & Roberts Holdings, Ltd.	414,897	1,529,201
	Mustek, Ltd.	20,612	35,412
	Mvelaphanda Group, Ltd.	338,273	527,520
	New Clicks Holdings, Ltd.	658,171	1,132,646
*	New Corpcapital, Ltd.	241,136	8,606
	Northam Platinum, Ltd.	397,201	1,628,372
	Nu-World Holdings, Ltd.	27,237	154,430
	Oceana Group, Ltd.	167,923	401,246
	Omnia Holdings, Ltd.	71,926	509,299
*	Palabora Mining Co., Ltd.	20,554	96,862
	Peregrine Holdings, Ltd.	335,422	423,568
	Primedia, Ltd. N Shares	345,346	1,008,664
	PSG Group, Ltd.	187,525	685,301
	Rainbow Chicken, Ltd.	420,946	653,535
*	Randgold & Exploration Co., Ltd.	60,670	87,482
	Redefine Income Fund, Ltd.	34,692	34,830
	Reunert, Ltd.	278,728	2,869,397
	Santam, Ltd.	123,921	1,836,969
	Shoprite Holdings, Ltd.	676,148	2,195,426
	Spur Corp., Ltd.	113,881	169,804
*	Sun International, Ltd.	138,482	2,090,454
	Super Group, Ltd.	723,485	1,458,178
	Tiger Wheels, Ltd.	97,401	355,435
	Tongaat-Hulett Group, Ltd.	230,678	3,442,358
	Tourism Investment Corp., Ltd.	1,286,533	341,599
	Trans Hex Group, Ltd.	133,914	267,842
	Trencor, Ltd.	305,298	1,164,857
	Truworths International, Ltd.	449,776	1,898,221
	UCS Group, Ltd.	144,872	45,513
	Unitrans, Ltd.	65,023	437,061
	Value Group, Ltd.	159,491	80,930
*	Western Areas, Ltd.	290,476	1,783,744
	Wilson Bayly Holme-Ovcon, Ltd.	98,272	836,616

TOTAL — SOUTH AFRICA			84,099,959

INDIA — (11.4%)
COMMON STOCKS — (11.4%)
	Aban Loyd Chiles Offshore, Ltd.	53,856	998,433
	Adani Exports, Ltd.	505,334	650,364
	Aftek Infosys, Ltd.	125,900	259,180
*	Agro Tech Foods, Ltd.	24,588	75,502
	Alembic, Ltd.	23,494	202,416
	Alfa Laval (India), Ltd.	24,990	563,305
	Alok Industries, Ltd.	197,345	333,333
	Alstom Projects India, Ltd.	150,147	1,108,770
	Amtek Auto, Ltd.	156,994	1,228,541

11

	Apollo Hospitals Enterprise, Ltd.	94,015	1,121,709
	Apollo Tyres, Ltd.	33,724	226,373
*	Aptech, Ltd.	63,975	176,185
	Arvind Mills, Ltd.	117,822	262,269
	Asahi India Glass, Ltd.	319,030	802,050
	Asian Hotels, Ltd.	17,511	222,113
*	Astra Microwave Products, Ltd.	61,877	263,953
	Aurobindo Pharmaceuticals, Ltd.	98,233	1,230,896
	Automotive Axles, Ltd.	10,985	146,167
	Avaya Globalconnect, Ltd.	4,054	41,095
*	Bajaj Auto Finance, Ltd.	11,051	137,305
*	Bajaj Hindusthan, Ltd.	201,437	1,746,729
*	Balaji Telefilms, Ltd.	72,096	269,404
	Ballarpur Industries, Ltd.	340,543	974,757
	Balmer Lawrie & Co., Ltd.	19,055	247,085
	Balrampur Chini Mills, Ltd.	462,940	1,579,184
*	Bank of Rajasthan, Ltd.	172,146	188,990
	Bannari Amman Sugars, Ltd.	8,473	247,330
	BASF India, Ltd.	29,908	155,578
*	Bata India, Ltd.	64,385	281,820
	Berger Paints India, Ltd.	379,303	621,648
	Birla Corp., Ltd.	190,628	1,108,362
*	Blue Dart Express, Ltd.	4,360	55,701
	Blue Star, Ltd.	8,238	108,820
	BOC India, Ltd.	52,078	177,989
	Bombay Dyeing & Manufacturing Co., Ltd.	79,721	671,321
	Bongaigaon Refinery & Petrochemicals, Ltd.	262,145	401,543
	Carborundum Universal, Ltd.	131,998	464,498
*	Century Enka, Ltd.	37,178	151,670
	CESC, Ltd.	164,998	1,009,204
	Chambal Fertilizers & Chemicals, Ltd.	850,651	794,869
	Cholamandalam Investment & Finance Co., Ltd.	183	844
*	CMC, Ltd.	9,436	24,424
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	127,489	281,933
	Dhampur Sugar Mills, Ltd.	42,742	213,511
*	Dishman Pharmaceuticals & Chemicals, Ltd.	20,000	91,474
	Divi’s Laboratories, Ltd.	25,761	995,213
*	D-Link (India), Ltd.	23,579	63,270
	E.I.D. - Parry (India), Ltd.	178,726	971,176
	EIH, Ltd.	21,086	313,549
*	Elder Pharmaceuticals, Ltd.	30,581	178,926
	Electrosteel Casings, Ltd.	10,307	82,112
*	Elgi Equipments, Ltd.	88,680	130,960
*	Esab India, Ltd.	31,753	327,613
*	Escorts, Ltd.	49,039	89,734
*	Essar Steel, Ltd.	336,481	295,803
	Essel Propack, Ltd.	29,391	226,652
*	Eveready Industries (India), Ltd.	102,289	275,505
*	Everest Industries, Ltd.	14,665	58,731
	Exide Industries, Ltd.	141,079	761,835
*	Fag Bearings (India), Ltd.	10,817	102,425
	FDC, Ltd.	240,148	271,449
	Federal Bank, Ltd.	98,733	380,437
	Finolex Cables, Ltd.	36,142	275,555

12

	Finolex Industries, Ltd.	175,018	297,303
	Geodesic Information Systems, Ltd.	70,083	333,640
*	Geometric Software Solutions Co., Ltd.	34,251	80,362
	GHCL, Ltd.	194,236	567,902
	GlaxoSmithKline Consumer Healthcare, Ltd.	17,047	242,754
*	Godfrey Phillips India, Ltd.	1,225	39,206
	Godrej Consumer Products, Ltd.	28,623	404,505
	Godrej Industries, Ltd.	85,830	799,886
*	Goetze (India), Ltd.	7,551	37,713
	Greaves Cotton, Ltd.	62,306	377,786
	GTL, Ltd.	202,967	513,437
	Gujarat Alkalies & Chemicals, Ltd.	91,169	309,785
	Gujarat Fluorochemicals, Ltd.	65,663	594,049
*	Gujarat Gas Co., Ltd.	12,531	393,871
	Gujarat Narmada Valley Fertilizers Co., Ltd.	231,207	663,926
	Gujarat State Fertilizers & Chemicals, Ltd.	98,313	423,186
	H.E.G., Ltd.	30,363	114,751
	Hexaware Technologies, Ltd.	234,745	723,334
	Hikal, Ltd.	6,470	84,331
*	Himachal Futuristic Communications, Ltd.	603,334	311,321
	Himatsingka Seide, Ltd.	42,644	134,295
	Hinduja TMT, Ltd.	72,150	618,847
*	Hindustan Construction Co., Ltd.	332,270	1,123,523
*	Hindustan Motors, Ltd.	280,005	224,241
	Hindustan Oil Exploration Co., Ltd.	75,445	251,541
*	Hotel Leelaventure, Ltd.	170,483	1,219,117
	I.B.P. Co., Ltd.	13,488	167,447
	ICI India, Ltd.	34,285	315,303
*	Igate Global Solutions, Ltd.	23,378	132,601
*	India Cements, Ltd.	239,743	760,681
*	India Glycols, Ltd.	36,189	134,402
	Indo Gulf Fertilisers, Ltd.	13,000	65,531
	Indo Rama Synthetics (India), Ltd.	136,867	230,895
	IndusInd Bank, Ltd.	354,821	401,374
*	Infotech Enterprises, Ltd.	9,531	109,856
	Ingersoll-Rand (India), Ltd.	27,419	233,938
	IPCA Laboratories, Ltd.	39,456	299,229
*	Ispat Industries, Ltd. Post Reconstruction	930,933	366,907
	IVRCL Infrastructures & Projects, Ltd.	43,467	1,012,102
	J.B. Chemicals & Pharmaceuticals, Ltd.	93,172	256,390
*	J.K. Industries, Ltd.	45,651	122,949
	Jammu & Kashmir Bank, Ltd.	55,164	635,033
	Jindal Poly Films, Ltd.	18,559	117,618
	Jindal Saw, Ltd.	86,416	861,688
*	Jindal Stainless, Ltd.	232,194	498,431
	K.S.B. Pumps, Ltd.	7,971	73,670
*	KEC Infrastructures, Ltd.	50,258	42,987
*	KEC International, Ltd.	50,258	344,002
	Kesoram Industries, Ltd.	62,405	232,866
	Kirloskar Oil Engines, Ltd.	135,831	601,755
	KPIT Cummins Infosystems, Ltd.	4,902	36,840
	Lakshmi Machine Works, Ltd.	915	391,264
	LIC Housing Finance, Ltd.	111,730	504,985
	Macmillan India, Ltd.	5,259	54,036

13

	Madras Cements, Ltd.	21,189	950,730
*	Maharashtra Scooters, Ltd.	4,550	36,291
	Maharashtra Seamless, Ltd.	49,814	651,760
	Mahavir Spinning Mills, Ltd.	69,940	559,953
	Marico, Ltd.	120,136	1,079,619
	Mastek, Ltd.	22,335	327,801
*	Max India, Ltd.	63,797	1,122,177
	McDowell & Co., Ltd.	111,334	1,483,769
*	Merck, Ltd.	19,556	249,227
	Micro Inks, Ltd.	11,233	117,173
	Monsanto India, Ltd.	5,829	250,690
	Moser Baer (India), Ltd.	46,530	231,890
	Motherson Sumi Systems, Ltd.	444,270	859,090
*	Mphasis BFL, Ltd.	214,746	835,542
	MRF, Ltd.	3,715	259,815
*	Mukand, Ltd.	111,752	211,881
*	Mysore Cements, Ltd.	177,562	123,842
	Nagarjuna Construction Co., Ltd.	144,639	1,000,383
*	Nagarjuna Fertilizers & Chemicals, Ltd.	375,414	126,790
*	Natco Pharma, Ltd.	26,720	83,220
*	National Organic Chemical Industries, Ltd.	189,660	110,662
*	Nelco, Ltd.	40,558	136,890
*	NIIT Technologies, Ltd.	29,451	115,552
*	Omax Autos, Ltd.	20,152	63,534
	Orchid Chemicals & Pharmaceuticals, Ltd.	75,486	548,013
	Panacea Biotec, Ltd.	110,695	797,827
	Pantaloon Retail India, Ltd.	3,093	120,570
*	Pentamedia Graphics, Ltd.	295,907	37,716
	Pidilite Industries, Ltd.	368,110	775,069
	Polaris Software Lab, Ltd.	146,792	359,085
*	Polyplex Corp., Ltd.	11,792	34,851
*	Pricol, Ltd.	44,997	42,487
*	Prism Cements, Ltd.	295,480	166,425
	PSL Holdings, Ltd.	19,596	117,400
*	PTC India, Ltd.	44,351	57,436
	Punjab Tractors, Ltd.	106,058	558,751
	Radico Khaitan, Ltd.	156,080	498,026
*	Rajasthan Spinning & Weaving Mills, Ltd.	18,261	51,705
*	Rallis India, Ltd.	12,553	93,399
	Raymond, Ltd.	7,451	73,177
*	Rico Auto India, Ltd.	168,931	328,083
	Rolta India, Ltd.	91,583	454,161
	Ruchi Soya Industries, Ltd.	8,771	61,882
	Shree Cement, Ltd.	46,419	699,249
	Shriram Transport Finance Co., Ltd.	52,049	135,825
*	Shyam Telecom, Ltd.	32,580	73,143
*	SKF India, Ltd.	16,851	106,745
*	Solectron Centum Electronics, Ltd.	8,714	48,001
*	Sonata Software, Ltd.	155,438	115,100
*	Srei Infrastructure Finance, Ltd.	119,598	167,703
	SRF, Ltd.	118,415	734,350
*	SSI, Ltd.	18,015	45,915
	Sterling Biotech, Ltd.	303,184	818,423
*	Sterlite Optical Technologies, Ltd.	57,319	122,532

14

	Strides Arcolab, Ltd.	31,079	244,261
	Subex Systems, Ltd.	31,610	280,588
	Sundaram-Clayton, Ltd.	2,690	53,941
	Sundram Fastners, Ltd.	232,526	808,284
	Tata Consultancy Services, Ltd.	14,716	561,658
	Tata Elxsi, Ltd.	45,372	197,152
*	Tata Investment Corp., Ltd.	22,818	214,898
*	The Karnataka Bank, Ltd.	71,801	171,413
*	The South India Bank, Ltd.	50,777	77,266
	Thermax, Ltd.	53,500	1,450,653
*	Tinplate Company of India, Ltd.	55,301	97,090
	Titan Industries, Ltd.	87,438	1,552,012
*	Torrent Pharmaceuticals, Ltd.	118,216	610,528
*	Torrent Power AEC, Ltd.	3,380	23,926
*	Trent, Ltd.	4,352	87,246
	Tube Investments of India, Ltd.	42,652	527,504
	TVS Motor Co., Ltd.	233,857	628,185
	Unichem Laboratories, Ltd.	26,642	176,811
	Unitech, Ltd.	3,833	146,017
*	Usha Martin, Ltd.	65,540	247,992
*	Uttam Galva Steels	57,257	53,448
	Varun Shipping Co.	152,251	251,592
*	Videocon Industries, Ltd.	5,902	55,601
	Visualsoft Technologies, Ltd.	34,083	150,002
	Voltas, Ltd.	59,216	1,097,054
*	Welspun India, Ltd.	69,889	162,095
*	Welspun-Gujarat Stahl Rohren, Ltd.	233,262	481,718
	Wyeth, Ltd.	38,457	544,379
*	Zensar Technologies, Ltd.	17,359	77,694
*	Zuari Industries, Ltd.	38,207	165,421
TOTAL COMMON STOCKS			78,036,743

RIGHTS/WARRANTS — (0.0%)
*	Titan Industries, Ltd. Rights 04/24/06	4,371	924

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd. Cumulative Preferred Shares	620,622	0

TOTAL — INDIA			78,037,667

TAIWAN — (11.4%)
COMMON STOCKS — (11.4%)
*	A.G.V. Products Corp.	374,000	75,205
*	Ability Enterprise Co., Ltd.	354,788	326,082
*	Abit Computer Co., Ltd.	131,260	2,670
*	Abocom Systems, Inc.	95,000	23,916
*	Acbel Polytech, Inc.	343,000	157,403
*	Accton Technology Corp.	582,000	305,330
	Advantech Co., Ltd.	188,821	514,560
	Altek Corp.	157,561	318,032
*	Ampoc Far East Co., Ltd.	93,000	32,546

15

	Amtran Technology Co., Ltd.	363,955	227,288
*	Arima Computer Corp.	1,013,000	231,680
*	Arima Optoelectronics Corp.	55,000	41,524
	Asia Polymer Corp.	221,936	87,146
	Asia Vital Components Co., Ltd.	167,980	80,196
*	Askey Computer Co., Ltd.	435,906	174,207
	Audix Co., Ltd.	86,679	122,953
	Aurora Corp.	195,250	109,141
	Avermedia Technologies, Inc.	119,718	159,763
	Avision, Inc.	143,291	113,604
	Bank of Kaohsiung Co., Ltd.	545,966	259,431
	Basso Industry Corp., Ltd.	162,052	339,235
*	Behavior Tech Computer Corp.	160,000	70,666
	Bes Engineering Corp.	1,484,572	181,711
*	Carnival Industrial Corp.	326,000	46,503
*	Cathay Real Estate Development Co., Ltd.	2,427,753	1,172,054
*	Central Insurance Co., Ltd.	63,600	30,233
	Central Reinsurance Co., Ltd.	215,667	76,245
	Cheng Loong Corp.	1,081,330	337,197
	Cheng Shin Rubber Industry Co., Ltd.	249,000	183,210
	Cheng Uei Precision Industry Co., Ltd.	304,852	964,165
*	Chenming Mold Industrial Corp.	87,000	34,515
*	Chia Hsin Cement Corp.	756,000	290,408
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	153,330	9,743
	Chia-I Industrial Co., Ltd.	341,000	54,588
	Chicony Electronics Co., Ltd.	351,402	324,592
*	Chien Shing Stainless Steel Co., Ltd.	56,000	12,746
	China Chemical & Pharmaceutical Co.	287,000	91,197
	China Electric Manufacturing Co., Ltd.	297,000	154,015
*	China General Plastics Corp.	361,000	91,900
*	China Hi-Ment Corp.	161,000	123,031
*	China Life Insurance Co., Ltd.	1,182,418	421,247
	China Man-Made Fiber Co., Ltd.	1,677,879	413,916
	China Metal Products Co., Ltd.	124,383	99,940
*	China Petrochemical Development Corp.	1,637,000	373,763
*	China Rebar Co., Ltd.	104,102	6,680
	China Steel Chemical Corp.	216,283	292,179
	China Synthetic Rubber Corp.	365,954	144,666
*	China United Trust & Investment Corp.	138,100	13,381
	Chinese Maritime Transport, Ltd.	84,000	46,505
*	Ching Feng Home Fashions Industries Co., Ltd.	110,000	29,118
	Chin-Poon Industrial Co., Ltd.	257,649	158,001
*	Chou Chin Industrial Co., Ltd.	42,180	0
	Chroma Ate, Inc.	281,119	270,932
*	Chun Yu Works & Co., Ltd.	69,000	16,075
	Chun Yuan Steel Industrial Co., Ltd.	399,300	184,355
	Chung Hsin Electric & Machinery Co., Ltd.	547,000	318,875
	Chung Hwa Pulp Corp.	541,594	201,046
	Clevo Co.	415,600	117,986
	Collins Co., Ltd.	251,000	77,242
	Compal Communications, Inc.	10,000	51,639
*	Compeq Manufacturing Co., Ltd.	1,172,000	527,677
	Continental Engineering Corp.	1,080,648	455,442
*	Cosmos Bank Taiwan	2,495,000	1,078,750

16

	CTCI Corp.	583,579	280,192
*	Cyberhome Entertainment Co., Ltd.	86,000	31,300
*	Da-Cin Construction Co., Ltd.	237,000	56,468
	Der Pao Construction Co., Ltd.	476,000	45,369
	Diamond Flower Electric Instrument Co., Ltd.	67,000	76,024
	D-Link Corp.	691,098	787,775
*	Eclat Textile Co., Ltd.	62,000	28,309
	Edom Technology Co., Ltd.	63,160	35,542
	Elan Microelectronics Corp.	305,902	140,852
	Elite Semiconductor Memory Technology, Inc.	152,992	166,740
*	Elitegroup Computer Systems Co., Ltd.	804,250	510,022
*	Enlight Corp.	221,000	68,130
*	EnTie Commercial Bank	2,290,246	655,937
	Epistar Corp.	197,943	349,171
*	ET Internet Technology Corp.	1,070,354	302,107
	Eten Information Systems, Ltd.	100,000	63,886
	Eternal Chemical Co., Ltd.	802,170	958,562
	Everest Textile Co., Ltd.	386,667	61,946
	Evergreen International Storage & Transport Corp.	1,300,000	509,344
	Everlight Chemical Industrial Corp.	320,000	100,811
	Everlight Electronics Co., Ltd.	318,084	722,165
*	Everspring Industry Co., Ltd.	52,530	9,454
*	Excel Cell Electronics Co., Ltd.	11,000	5,798
	Far Eastern Department Stores, Ltd.	1,602,150	809,107
	Far Eastern International Bank	1,851,863	808,429
	Federal Corp.	290,090	123,208
	Feng Hsin Iron & Steel Co., Ltd.	686,098	570,976
	Feng Tay Enterprise Co., Ltd.	538,225	583,730
*	FIC Global, Inc.	142,875	15,737
	First Copper Technology Co., Ltd.	62,000	18,561
	First Hotel	95,210	64,354
*	First Steamship Co., Ltd.	304,000	63,518
*	Formosa Epitaxy, Inc.	63,000	33,879
	Formosa International Hotels Corp.	232,500	471,242
	Formosa Taffeta Co., Ltd.	2,785,340	1,434,153
	Formosan Rubber Group, Inc.	426,000	171,022
	Fu Sheng Industrial Co., Ltd.	808,000	984,995
*	G Shank Enterprise Co., Ltd.	106,000	75,481
*	G.T.M. Corp.	135,000	47,400
	Giant Manufacture Co., Ltd.	333,170	622,998
*	Giga Storage Corp.	289,859	44,633
	Giga-Byte Technology Co., Ltd.	730,800	615,634
	Globe Union Industrial Corp.	178,640	143,561
	Gold Circuit Electronics, Ltd.	404,904	232,936
*	Goldsun Development & Construction Co., Ltd.	1,241,840	319,933
*	Gordon Auto Body Parts Co., Ltd.	124,000	57,348
*	Grand Pacific Petrochemical Corp.	503,000	115,624
*	Grape King, Inc.	108,000	28,649
	Great China Metal Industry Co., Ltd.	63,000	26,121
	Great Taipei Gas Co., Ltd.	406,000	152,912
	Great Wall Enterprise Co., Ltd.	290,890	95,649
	Greatek Co., Ltd.	427,505	488,059
	Hey Song Corp.	342,000	93,737
*	Hitron Technologies, Inc.	115,000	27,833

17

*	Ho Tung Holding Corp.	464,486	92,947
*	Hocheng Corp.	357,000	71,632
*	Hold-Key Electric Wire & Cable Co., Ltd.	149,000	28,094
	Hong Tai Electric Industrial Co., Ltd.	297,000	102,931
	Hsin Kuang Steel Co., Ltd.	139,024	73,065
	Hsinchu International Bank	637,670	347,243
	Hsing Ta Cement Co., Ltd.	183,000	50,704
	Hua Eng Wire & Cable Co., Ltd.	538,565	87,437
	Hung Poo Construction Corp.	224,000	158,203
*	Hung Sheng Construction Co., Ltd.	571,000	361,865
	Ichia Technologies, Inc.	266,470	206,133
	Infortrend Technology, Inc.	231,050	307,139
	Johnson Health Tech Co., Ltd.	141,000	679,824
	Jui Li Enterprise Co., Ltd.	126,000	36,027
*	K Laser Technology, Inc.	20,343	9,336
	Kang Na Hsiung Co., Ltd.	119,000	48,607
*	Kao Hsing Chang Iron & Steel Corp.	375,000	70,811
	Kaulin Manufacturing Co., Ltd.	68,670	58,498
	Kendra Rubber Industrial Co., Ltd.	379,359	163,940
	King Yuan Electronics Co., Ltd.	1,112,648	937,264
*	Kingdom Construction Co., Ltd.	360,000	81,624
*	King’s Town Construction Co., Ltd.	190,500	210,796
	Kinpo Electronics, Inc.	1,715,838	657,985
	Knowledge-Yield-Excellence Systems Corp.	172,876	140,404
*	Kuoyang Construction Co., Ltd.	225,000	63,739
*	Kwong Fong Industries Corp.	391,000	43,853
	Lan Fa Textile Co., Ltd.	213,000	35,255
	Largan Precision Co., Ltd.	89,250	1,660,604
*	Lead Data Co., Ltd.	351,920	51,505
*	Leadtek Research, Inc.	169,000	58,686
*	Lealea Enterprise Co., Ltd.	515,000	49,704
	Lee Chang Yung Chemical Industry Corp.	605,075	426,008
*	Lee Chi Enterprises Co., Ltd.	211,000	38,732
*	Lelon Co., Ltd.	29,170	12,207
*	Leofoo Development Co., Ltd.	231,000	128,022
*	Li Peng Enterprise Co., Ltd.	427,000	70,696
	Li Shin International Enterprise Corp.	27,605	21,704
*	Lien Chang Electronic Enterprise Co., Ltd.	88,000	30,576
	Lien Hwa Industrial Corp.	650,000	236,994
	Lingsen Precision Industries, Ltd.	254,000	80,125
	Long Bon Development Co., Ltd.	549,062	241,453
	Long Chen Paper Co., Ltd.	497,000	119,181
	Lucky Cement Corp.	312,000	67,616
*	Macronix International Co., Ltd.	5,760,000	745,255
*	Makalot Industrial Co., Ltd.	89,000	120,494
	Mayer Steel Pipe Corp.	76,000	38,739
*	Maywufa Co., Ltd.	92,000	28,469
	Meiloon Co., Ltd.	56,472	37,755
	Mercuries & Associates, Ltd.	112,455	22,894
*	Mercuries Data Co., Ltd.	53,292	10,477
	Merida Industry Co., Ltd.	84,800	53,266
	Merry Electronics Co., Ltd.	143,924	452,455
*	Microelectronics Technology, Inc.	357,000	100,046
	Micro-Star International Co., Ltd.	800,421	452,929

18

*	Microtek International, Inc.	160,000	19,464
*	Min Aik Technology Co., Ltd.	45,000	71,357
	Mirle Automation Corp.	77,000	77,751
	Mitac International Corp.	7,577	10,652
	Mitac Technology Corp.	270,000	197,674
	Mobiletron Electronics Co., Ltd.	83,000	43,884
*	Mustek Systems, Inc.	261,708	39,526
*	Nankang Rubber Tire Co., Ltd.	258,000	314,989
	Nantex Industry Co., Ltd.	144,000	56,560
	National Petroleum Co., Ltd.	324,824	237,143
*	New Asia Construction & Development Co., Ltd.	303,000	27,945
	Nien Hsing Textile Co., Ltd.	746,000	482,528
	Nien Made Enterprise Co., Ltd.	403,904	512,864
	Optimax Technology Corp.	552,674	680,494
*	Opto Tech Corp.	329,000	107,356
*	Orient Semiconductor Electronics, Ltd.	226,487	27,672
	Oriental Union Chemical Corp.	966,403	623,462
*	Pacific Construction Co., Ltd.	704,000	39,774
*	Pacific Electric Wire & Cable Corp.	726,000	11,634
	Pan Jit International, Inc.	130,745	64,447
*	Pan-International Industrial Corp.	468,875	638,222
*	Phihong Technology Co., Ltd.	220,884	126,480
	Phoenix Precision Technology Corp.	590,730	1,188,559
	Phoenixtec Power Co., Ltd.	494,725	478,597
*	Picvue Electronics, Ltd.	181,900	9,393
	Pihsiang Machinery Mfg. Co., Ltd.	199,534	311,532
*	Potrans Electrical Corp.	124,000	26,758
	Premier Image Technology Corp.	701,586	871,951
*	Primax Electronics, Ltd.	311,186	109,069
*	Prince Housing & Development Corp.	862,646	228,808
*	Procomp Informatics, Ltd.	21,675	0
*	Prodisc Technology, Inc.	1,000,199	136,099
*	Promise Technology, Inc.	100,000	35,163
	Radium Life Tech Corp.	197,640	79,524
	Ralec Electronic Corp.	136,000	75,824
	Realtek Semiconductor Corp.	851,550	933,724
*	Ritek Corp.	2,446,000	775,352
*	Ruentex Development Co., Ltd.	567,000	126,798
*	Ruentex Industries, Ltd.	733,000	251,339
*	Sampo Corp.	882,900	108,734
	San Fang Chemical Industry Co., Ltd.	44,770	24,235
	Sanyang Industrial Co., Ltd.	902,000	326,996
	Sanyo Electric Co., Ltd.	157,000	80,935
	SDI Corp.	104,000	46,563
*	Senao International Co., Ltd.	156,133	72,712
	Sheng Yu Steel Co., Ltd.	319,980	247,861
	Shihlin Electric & Engineering Corp.	687,000	519,707
*	Shihlin Paper Corp.	208,000	143,796
	Shinkong Co., Ltd.	191,000	77,803
*	Shinkong Synthetic Fibers Co., Ltd.	1,271,000	220,900
	Shinung Corp.	265,000	43,263
	Shuttle, Inc.	151,152	51,001
*	Silicon Integrated Systems Corp.	1,141,608	587,426
*	Sin Yih Ceramic Co., Ltd.	256,000	46,764

19

	Sincere Navigation Corp.	421,391	412,999
*	Sinkong Spinning Co., Ltd.	255,000	92,040
	Sintek Photronics Corp.	910,463	265,460
	Sinyi Realty, Inc.	157,800	275,813
	Siward Crystal Technology Co., Ltd.	54,000	30,683
*	Solelytex Enterprise Corp.	72,000	96,852
*	Solomon Technology Corp.	300,000	53,481
	Southeast Cement Co., Ltd.	498,700	96,259
*	SPI Electronic Co., Ltd.	78,000	94,348
	Spirox Corp.	57,747	52,812
	Springsoft, Inc.	172,459	248,878
	Standard Chemical & Pharmaceutical Co., Ltd.	83,000	52,518
	Standard Foods Taiwan, Ltd.	267,000	110,740
	Stark Technology, Inc.	177,100	72,704
	Sunonwealth Electric Machine Industry Co., Ltd.	114,613	47,407
	Sunplus Technology Co., Ltd.	259,000	312,539
	Sunrex Technology Corp.	281,033	307,768
*	Systex Corp., Ltd.	874,348	240,113
	Ta Chen Stainless Pipe Co., Ltd.	219,830	120,972
*	Ta Chong Bank, Ltd.	2,147,212	529,661
*	Ta Jung Transportation Co., Ltd.	384,000	82,740
	Ta Ya Electric Wire & Cable Co., Ltd.	472,986	116,774
	Ta Yih Industrial Co., Ltd.	34,000	29,531
	Tah Hsin Industrial Corp.	225,000	77,498
	Ta-I Technology Co., Ltd.	101,000	71,581
*	Taichung Commercial Bank	1,722,000	354,269
	Tainan Business Bank	1,113,701	353,313
	Tainan Enterprises Co., Ltd.	91,280	107,835
	Tainan Spinning Co., Ltd.	1,533,000	289,322
	Taita Chemical Co., Ltd.	176,000	40,541
*	Taitung Business Bank	201,000	27,163
	Taiwan Acceptance Corp.	220,480	183,155
	Taiwan Fire & Marine Insurance Co., Ltd.	228,602	106,608
*	Taiwan Flourescent Lamp Co., Ltd.	88,000	29,928
	Taiwan Fu Hsing Industrial Co., Ltd.	197,300	213,744
	Taiwan Green Point Enterprises Co., Ltd.	288,162	743,458
	Taiwan Hon Chuan Enterprise Co., Ltd.	20,607	13,177
	Taiwan Kai Yih Industrial Co., Ltd.	106,649	58,513
*	Taiwan Kolin Co., Ltd.	362,000	99,462
	Taiwan Life Insurance Co., Ltd	553,063	710,520
*	Taiwan Line Tek Electronic Co., Ltd.	67,000	27,725
	Taiwan Mask Corp.	282,720	132,544
	Taiwan Navigation Co., Ltd.	338,411	185,534
*	Taiwan Paiho Co., Ltd.	119,000	78,583
	Taiwan Polypropylene Co., Ltd.	248,615	139,466
*	Taiwan Pulp & Paper Corp.	251,000	46,933
	Taiwan Sakura Corp.	167,000	31,584
	Taiwan Secom Co., Ltd.	612,210	994,577
	Taiwan Sogo Shinkong Security Co., Ltd.	366,895	269,848
	Taiwan Styrene Monomer Corp.	508,680	230,335
*	Taiwan Tea Corp.	644,714	96,642
*	Taiyen Biotech Co., Ltd.	197,000	120,092
*	Teapo Electronic Corp.	188,000	36,982
*	Teco Electric & Machinery Co., Ltd.	2,204,000	679,143

20

	Tecom, Ltd.	206,114	84,283
	Test-Rite International Co., Ltd.	470,406	324,688
	Tex-Ray Industrial Co., Ltd.	99,000	30,139
	The Ambassador Hotel	334,000	274,261
*	The Chinese Bank	1,136,000	114,358
*	The Farmers Bank of China	2,225,887	557,999
	The First Insurance Co., Ltd.	190,600	66,439
	Thinking Electronic Industrial Co., Ltd.	42,000	29,500
	Ton Yi Industrial Corp.	1,917,280	372,557
	Tong Yang Industry Co., Ltd.	543,558	629,985
	Transcend Information, Inc.	394,342	726,717
	Tsann Kuen Enterprise Co., Ltd.	273,604	477,559
	TSRC Corp.	615,000	373,434
	Tung Ho Steel Enterprise Corp.	935,683	619,359
*	Twinhead International Corp.	60,504	6,828
	TYC Brother Industrial Co., Ltd.	179,036	111,682
	Tycoons Group Enterprise Co., Ltd.	384,000	61,773
*	Tyntek Corp.	75,000	31,507
*	Union Bank of Taiwan	2,503,488	656,432
*	Union Insurance Co., Ltd.	501,147	90,804
	Unitech Printed Circuit Board Corp.	255,650	102,117
	United Integration Service Co., Ltd.	167,323	124,466
*	Unity Opto Technology Co., Ltd.	106,000	110,568
*	Universal Cement Corp.	421,321	130,132
	Universal Scientific Industrial Co., Ltd.	647,414	212,098
*	Universal, Inc.	72,000	30,795
	UPC Technology Corp.	642,295	199,844
	USI Corp.	701,000	190,745
	U-TECH Media Corp.	198,000	38,422
*	Ve Wong Corp.	167,000	57,493
*	Via Technologies, Inc.	1,700,392	979,445
	Walsin Technology Corp., Ltd.	517,006	453,596
	Wan Hwa Enterprise Co., Ltd.	145,000	61,653
	Waterland Financial Holdings	2,734,000	889,890
*	Wei Chih Steel Industrial Co., Ltd.	433,000	54,890
*	Wei Chuan Food Corp.	396,000	107,588
	Weltrend Semiconductor, Inc.	155,529	56,438
	Wintek Corp.	60,357	84,886
*	Wistron Corp.	778,938	1,011,514
*	WPG Holdings Co., Ltd.	368,841	109,116
	Wus Printed Circuit Co., Ltd.	498,205	204,258
	Ya Hsin Industrial Co., Ltd.	983,427	904,441
*	Yageo Corp.	2,828,000	1,072,379
	Yeung Cyang Industrial Co., Ltd.	29,016	18,979
*	Yi Jinn Industrial Co., Ltd.	262,000	25,793
	Yieh Phui Enterprise Co., Ltd.	1,279,379	521,800
	Yosun Industrial Corp.	219,924	102,418
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	1,753,380	669,886
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	124,672	145,865
	Yung Shin Pharmaceutical Industrial Co., Ltd.	266,300	241,972
	Yung Tay Engineering Co., Ltd.	391,000	219,668
	Zig Sheng Industrial Co., Ltd.	298,378	54,948
	Zinwell Corp.	110,901	108,487
*	Zippy Technology Corp.	47,000	29,957

21

	Zyxel Communication Corp.	357,608	566,883
TOTAL COMMON STOCKS			77,515,282

RIGHTS/WARRANTS — (0.0%)
*	EnTie Commercial Bank Rights 03/17/06	311,542	0

TOTAL — TAIWAN			77,515,282

MALAYSIA — (7.0%)
COMMON STOCKS — (7.0%)
*	A&M Realty Berhad	32,500	12,660
	ACP Industries Berhad	34,000	6,948
	Affin Holdings Berhad	1,335,800	573,952
	Amalgamated Industrial Steel Berhad	11,250	1,629
*	AMBD Berhad	58,000	1,949
	Amway (Malaysia) Holdings Berhad	396,700	682,364
	Ann Joo Resources Berhad	179,000	48,206
*	Anson Perdana Berhad	10,000	121
*	Antah Holding Berhad	23,000	1,486
*	Aokam Perdana Berhad	37	6
	APM Automotive Holdings Berhad	147,300	94,656
*	Arab Malaysia Corp. Berhad	558,000	195,376
*	Asas Dunia Berhad	16,000	3,003
*	Asia Pacific Land Berhad	70,000	6,788
	Asiatic Development Berhad	2,323,500	1,860,906
	Avenue Assets Berhad	1,398,400	274,494
	Ayer Hitam Planting Syndicate Berhad	6,000	3,628
	Bandar Raya Developments Berhad	922,800	247,274
	Batu Kawan Berhad	302,400	650,867
*	Berjaya Capital Berhad	93,840	22,418
*	Berjaya Corp. Berhad	5,425,041	94,920
*	Berjaya Land Berhad	620,600	91,761
	Bernas Padiberas Nasional Berhad	935,800	385,239
	Bimb Holdings Berhad	208,200	68,260
*	Bintai Kinden Corp. Berhad	16,000	4,297
	Bolton Properties Berhad	96,000	18,796
	Boustead Holdings Berhad	1,707,100	872,716
	Boustead Properties Berhad	290,500	242,141
	Cahya Mata Sarawak Berhad	153,000	38,579
	Carlsberg Brewery Malaysia Berhad	943,100	1,409,516
	Cement Industries of Malaysia Berhad	48,800	24,788
	Chemical Co. of Malaysia Berhad	231,800	171,204
	Chin Teck Plantations Berhad	33,000	44,832
*	Compugates Holdings Berhad	600	287
*	Cosway Corp. Berhad	113,000	27,176
	Courts Mammoth Berhad	177,000	56,749
	Cycle & Carriage Bintang Berhad	15,000	9,376
*	Damansara Realty Berhad	65,000	1,931
*	Datuk Keramik Holdings Berhad	24,000	291
	Dijaya Corp. Berhad	96,000	20,408
	Diperdana Corp. Berhad	4,000	2,238
	Diversified Resources Berhad	2,238,100	830,121

22

	DNP Holdings Berhad	34,000	5,572
*	Dutch Lady Milk Industries Berhad	39,100	83,569
	Eastern & Oriental Berhad	72,000	18,906
*	Econstates Berhad	280,800	36,504
	Edaran Otomobil Nasional Berhad	529,000	426,955
*	Eng Kah Corp. Berhad	32,000	32,616
*	Engtex Group Berhad	105,900	26,084
	Esso Malaysia Berhad	256,900	172,159
*	Europlus Berhad	25,700	2,098
*	Faber Group Berhad	16,000	1,573
	Far East Holdings Berhad	47,400	39,563
*	FCW Holdings Berhad	24,000	1,321
*	Fountain View Development Berhad	808,200	76,834
	Fraser & Neave Holdings Berhad	430,600	705,687
	Globetronics Technology Berhad	2,514,600	236,751
	Glomac Berhad	264,700	86,143
	Gold IS Berhad	163,600	52,946
	Golden Hope Plantations Berhad Series A	784,788	882,898
*	Golden Plus Holdings Berhad	16,000	2,072
*	Gopeng Berhad	17,000	2,131
	Guiness Anchor Berhad	1,041,700	1,556,030
*	Gula Perak Berhad	170,975	8,230
	Guthrie Ropel Berhad	35,900	35,385
	Hap Seng Consolidated Berhad	752,300	378,711
	Heitech Padu Berhad	26,000	8,305
*	HIL Industries Berhad	56,810	5,462
*	HLG Capital Berhad	12,000	2,438
	Hock Seng Lee Berhad	44,160	35,100
	Hong Leong Industries Berhad	482,700	412,882
	Hong Leong Properties Berhad	605,800	102,444
	Hume Industries (Malaysia) Berhad	374,067	385,416
	Hwang-DBS (Malaysia) Berhad	97,500	38,469
	IGB Corp. Berhad	3,614,850	1,106,925
	IJM Plantations Berhad	37,600	11,840
*	Insas Berhad	226,000	17,058
	Island & Peninsular Berhad	2,093,340	805,768
*	Jaks Resources Berhad	1,000	135
	Jaya Jusco Stores Berhad	511,300	837,958
	Jaya Tiasa Holdings Berhad	283,600	176,657
*	Johan Holdings Berhad	30,000	928
	Johor Port Berhad	803,900	519,415
	Johore Tenggara Oil Palm Berhad	59,200	20,875
	JT International Berhad	550,600	620,425
	K & N Kenanga Holdings Berhad	287,300	40,506
	Keck Seng (Malaysia) Berhad	82,000	62,589
	KFC Holdings (Malaysia) Berhad	482,500	512,036
	Kian Joo Can Factory Berhad	202,200	175,153
	Kim Hin Industry Berhad	52,000	20,396
	KPJ Healthcare Berhad	62,000	26,697
*	Kretam Holdings Berhad	15,000	1,699
	Kris Components Berhad	98,863	89,868
	KSL Holdings Berhad	186,600	67,923
*	Kub Malaysia Berhad	586,500	52,009
	Kulim Malaysia Berhad	365,350	275,097

23

*	Kumpulan Hartanah Selangor Berhad	166,500	9,198
*	Kwantas Corp. Berhad	155,800	166,854
	Ladang Perbadanan-Fima Berhad	11,000	7,828
*	Land & General Berhad	180,000	7,967
	Landmarks Berhad	1,145,700	277,472
*	Leader Universal Holdings Berhad	69,000	6,735
	Leong Hup Holdings Berhad	270,000	192,207
	Lingkaran Trans Kota Holdings Berhad	1,077,500	821,433
	Lingui Development Berhad	712,800	182,173
	Lion Diversified Holdings Berhad	1,288,500	1,360,163
	Lion Industries Corp. Berhad	1,560,400	290,861
*	Liqua Health Corp. Berhad	173	12
	MAA Holdings Berhad	320,333	274,184
*	Magnum 4D Berhad	80,000	54,497
	Malayan Cement Berhad	1,642,250	329,508
*	Malaysia Aica Berhad	48,200	10,728
	Malaysia Building Society Berhad	35,000	6,013
	Malaysia Industrial Development Finance Berhad	2,255,000	635,889
*	Malaysian Bulk Carriers Berhad	536,400	329,226
	Malaysian Mosaics Berhad	280,300	126,109
	Malaysian National Reinsurance Berhad	455,000	470,002
	Malaysian Oxygen Berhad	433,000	1,456,218
*	Malaysian Resources Corp. Berhad	1,796,566	275,130
*	Mancon Berhad	12,000	2,810
	Manulife Insurance (M) Berhad	100,800	61,204
	Maruichi Malaysia Steel Tube Berhad	58,600	14,734
	Matsushita Electric Co. (Malaysia) Berhad	94,184	239,059
	MBM Resources Berhad	102,966	78,284
*	Media Prima Berhad	61,533	32,176
	Metro Kajang Holdings Berhad	58,800	13,205
	Mieco Chipboard Berhad	69,000	18,444
	MK Land Holdings Berhad	1,895,200	322,714
	MTD Infraperdana Berhad	3,284,300	930,075
*	MUI Properties Berhad	75,200	5,756
*	Mulpha International Berhad	3,252,350	616,241
*	Multi-Purpose Holdings Berhad	457,000	98,338
	Mycron Steel Berhad	14,650	2,691
	Naim Cendera Berhad	527,300	454,363
	Naluri Berhad	491,000	69,967
*	Nam Fatt Berhad	9,000	928
	Narra Industries Berhad	16,000	5,684
	NCB Holdings Berhad	1,147,200	771,573
	New Straits Times Press (Malaysia) Berhad	339,000	206,040
	Nikko Electronics Berhad	36,600	8,159
	NV Multi Corp. Berhad	129,500	15,026
*	NWP Holdings Berhad	112,000	11,470
	Nylex (Malaysia) Berhad	41,500	10,707
	OSK Holdings Berhad	1,179,371	419,283
	OSK Property Holdings Berhad	3,393	1,253
	Pacific & Orient Berhad	42,741	20,603
*	Pacificmas Berhad	25,800	41,637
*	Pan Malaysia Cement Works Berhad	192,000	21,867
*	Pan Malaysian Industries Berhad	818,000	14,366
*	Panglobal Berhad	14,000	7,122

24

	PBA Holdings Berhad	139,800	53,668
*	Pernas International Holdings Berhad	603,400	106,222
	Petaling Garden Berhad	190,600	73,089
	Phileo Allied Berhad	1,443,400	1,653,873
	PK Resources Berhad	14,000	2,005
*	Prime Utilities Berhad	3,000	360
*	Promet Berhad	52,000	0
	Puncak Niaga Holdings Berhad	1,113,600	786,991
	QL Resources Berhad	127,400	94,883
	QSR Brand Berhad	32,000	27,913
	Ramatex Berhad	292,700	200,928
	Ranhill Berhad	1,419,680	554,376
*	Ranhill Utilities Berhad	227,160	87,910
*	Rashid Hussain Berhad	182,000	34,003
*	Rekapacific Berhad	55,000	0
	Road Builders (Malaysia) Holdings Berhad	1,353,800	695,082
	Sapura Telecommunications Berhad	64,846	13,786
	Sarawak Enterprise Corp. Berhad	421,000	139,933
	Scomi Group Berhad	2,799,200	916,361
	Shangri-La Hotels (Malaysia) Berhad	114,000	41,719
	SHL Consolidated Berhad	75,000	23,314
	Sime Darby Berhad	84,500	140,933
*	Sime Engineering Services Berhad	279,100	66,649
	Sime UEP Properties Berhad	133,000	141,055
	Southern Acids (Malaysia) Berhad	41,000	19,635
	Southern Steel Berhad	262,900	57,950
*	SRI Hartemas Berhad	65,000	0
	Subur Tiasa Holdings Berhad	137,400	100,320
	Sunrise Berhad	734,420	335,117
	Sunway City Berhad	645,100	292,752
	Sunway Holdings, Inc. Berhad	1,203,500	148,793
	Supermax Corp. Berhad	153,550	154,361
	Suria Capital Holdings Berhad	186,000	26,881
	Symphony House Berhad	20,571	1,655
	Ta Ann Holdings Berhad	396,400	616,967
	TA Enterprise Berhad	2,638,300	447,254
*	Talam Corp. Berhad	12,850	791
*	Tamco Corp. Holdings Berhad	83,000	8,169
	Tan Chong Motor Holdings Berhad	1,993,300	808,741
*	Tanah Emas Corp. Berhad	65,000	9,949
	Tasek Corp. Berhad	87,600	49,982
*	Time Dotcom Berhad	1,413,800	175,611
	Top Glove Corp. Berhad	559,200	1,151,700
	Tradewinds (Malaysia) Berhad	290,600	196,337
*	Trengganu Development & Management Berhad	79,700	16,358
	Tronoh Mines Malaysia Berhad	610,500	578,413
	UAC Berhad	25,000	32,841
	Uchi Technologies Berhad	1,138,500	997,433
	UDA Holdings Berhad	459,400	246,496
	UEM World Berhad	3,342,200	418,048
	Unico-Desa Plantations Berhad	316,000	40,315
	Union Paper Holdings Berhad	70,000	11,141
	Uniphone Telecommunications Berhad	43,000	4,247
	Unisem (M) Berhad	1,074,400	508,594

25

	United Malacca Rubber Estates Berhad	74,200	87,547
	United Malayan Land Berhad	13,000	3,353
	United Plantations Berhad	723,700	1,383,180
*	Utama Banking Group Berhad	122,000	17,681
	Wah Seong Corp. Berhad	709,600	400,325
	Worldwide Holdings Berhad	52,000	27,239
	WTK Holdings Berhad	225,900	239,426
	Yeo Hiap Seng (Malaysia) Berhad	47,300	25,373
	Yu Neh Huat Berhad	404,500	138,127
TOTAL COMMON STOCKS			47,847,909

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1 08/03/13	176,957	3,811
*	Malayan United Industries Berhad A2 08/03/13	176,957	3,334
*	Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred Shares	1,840	224
TOTAL PREFERRED STOCKS			7,369

RIGHTS/WARRANTS — (0.0%)
*	Liqua Health Corp. Berhad Warrants 09/09/08	34	1
*	Melewar Industrial Group Berhad Warrants 06/14/10	11,720	568
*	Mieco Chipboard Berhad Warrants 04/21/09	23,000	1,826
TOTAL RIGHTS/WARRANTS			2,395

TOTAL — MALAYSIA			47,857,673

TURKEY — (6.8%)
COMMON STOCKS — (6.8%)
	Adana Cimento Sanayi Ticaret A.S.	745,860	863,432
*	Ak-Al Tekstil A.S.	3,056	11,893
	Akcansa Cimento Sanayi ve Ticaret A.S.	309,894	2,505,020
*	Akenerji Elektrik Uretim A.S.	80,193	358,291
	Aksa Akrilik Kimya Sanayii A.S.	47,621	446,584
	Aksigorta A.S.	324,225	3,407,296
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	9,763	32,177
*	Aktas Elektrik Ticaret A.S.	370	42,237
	Alarko Carrier Sanayii ve Ticaret A.S.	14,579	244,305
*	Alarko Holding A.S.	26,419	1,286,170
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	24,197	161,263
	Alkim Alkali Kimya A.S.	27,197	138,616
*	Alkim Kagitt A.S.	25,977	31,926
*	Alternatifbank A.S.	98,944	234,784
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	21,960	46,092
*	Anadolu Anonim Turk Sigorta Sirketi A.S.	184,498	661,996
	Anadolu Cam Sanayii A.S.	277,157	1,450,363
	Anadolu Hayat Sigorta A.S.	74,683	366,655
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	15,586	265,946
*	Ayen Enerji A.S.	161,469	452,767
	Aygaz A.S.	83,805	388,667
	Bagfas Bandirma Gubre Fabrikalari A.S.	3,450	145,588
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	147,698	298,584

26

*	Bati Anabolu Cimento A.S.	110,525	700,078
*	Beko Elektronik A.S.	234,899	548,347
	Bolu Cimento Sanayii A.S.	223,471	589,072
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	36,993	395,705
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	205,147	227,671
*	Boyner Buyuk Magazacilik A.S.	122,086	328,639
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	5,857	433,058
*	BSH ev Aletleri Sanayi ve Ticaret A.S.	2,000	57,951
	Bursa Cimento Fabrikasi A.S.	57,680	856,207
*	Celebi Hava Servisi A.S.	28,354	814,642
	Cimsa Cimento Sanayi ve Ticaret A.S.	259,130	2,122,203
	Deva Holding A.S.	64,797	378,376
*	Dogan Gazetecilik A.S.	105,300	360,865
	Doktas Dokumculuk Ticaret ve Sanayi A.S.	63,993	128,304
	Eczacibasi Ilac Sanayi ve Ticaret A.S.	294,407	1,109,082
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	116,012	410,602
*	Ege Plstik Ticaret ve Sanayi A.S.	14,342	12,806
*	EGE Seramik Sanayi ve Ticaret A.S.	58,218	98,294
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	229	172,837
*	Global Yatirim Holding A.S.	69,864	96,258
*	Goldas Kuyumculuk Sanayi A.S.	88,799	120,055
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	380,329
*	Goodyear Lastikleri T.A.S.	14,659	164,629
	GSD Holding A.S.	93,598	169,790
	Gubre Fabrikalari Ticaret A.S.	8,436	24,731
	Gunes Sigorta A.S.	68,999	239,164
*	Hektas Ticaret T.A.S.	31,846	39,915
	Hurriyet Gazetecilik ve Matbaacilik A.S.	184,673	772,207
	Ihlas Holding A.S.	485,407	309,439
*	Isiklar Ambalaj A.S.	6,417	11,918
*	Izmir Demir Celik Sanayii A.S.	57,269	141,066
	Izocam Ticaret Ve Sanayi A.S.	5,000	49,791
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	220,979	231,491
*	Karsu Tekstil Sanayii ve Ticaret A.S.	17,040	13,241
	Karton Sanayi ve Ticaret A.S.	1,698	222,432
*	Kav Danismanlik Pazarlama ve Ticaret A.S.	4,654	15,302
*	Kerevitas Gida Sanayii ve Ticaret A.S.	2,532	16,669
	Konya Cimento Sanayii A.S.	4,921	363,059
	Kordsa Endustriyel Iplik Kord Bezi Sanayi ve Ticaret A.S.	146,305	762,472
*	Kutahya Porselen Sanayii A.S.	2,617	76,043
	Mardin Cimento Sanayii ve Ticaret A.S.	121,637	869,246
*	Marmari Marti Otel Isletmeleri A.S.	74,523	150,207
*	Marshall Boya ve Vernik Sanayii A.S.	6,470	156,513
*	Medya Holdings A.S.	15,849	83,225
*	Menderes Tekstil Sanayi ve Ticaret A.S.	104,549	94,290
*	Merko Gida Sanayi ve Ticaret A.S.	10,580	13,937
	Migros Turk A.S.	81,518	1,069,025
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	13,329	48,125
*	Mudurnu Tavukculuk A.S.	1,740	596
	Multu Aku ve Malzemeleri Sanayi A.S.	32,067	41,653
*	Nergis Holding A.S.	1,784	5,023
*	Net Holding A.S.	47,826	15,697
*	Net Turizm Ticaret ve Sanayi A.S.	33,828	32,154
	Nortel Networks Netas Telekomuenikasyon A.S.	8,756	311,307

27

	Olmuksa International Paper Sabanci Ambalaj Sanayi ve Ticaret A.S.	20,976	64,548
	Otobus Karoseri Sanayi A.S.	44,321	471,632
	Pinar Entegre et ve Un Sanayii A.S.	44,878	99,132
	Pinar Sut Mamulleri Sanayii A.S.	35,215	161,198
*	Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,641
*	Sanko Pazarlama Ithalat Ihracat A.S.	48,903	151,798
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	90,998	231,358
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	373,182	400,472
*	Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.	6,570	7,008
*	Tansas Perakende Magazacilik Ticaret A.S.	464,813	948,667
*	Tat Konserve Sanayii A.S.	63,787	135,738
*	Tekstil Bankasi A.S.	141,031	345,689
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	39,939	89,816
	Tofas Turk Otomobil Fabrikasi A.S.	325,650	1,075,768
	Trakya Cam Sanayii A.S.	303,163	1,314,169
	Turk Demir Dokum Fabrikalari A.S.	60,749	563,307
*	Turk Dis Ticaret Bankasi A.S.	649,574	3,693,511
	Turk Ekonomi Bankasi A.S.	32,820	715,719
	Turk Pirelli Kablo ve Sistemleri A.S.	39,702	148,020
	Turk Sise ve Cam Fabrikalari A.S.	393,110	1,846,742
	Ulker Gida Sanayi ve Ticaret A.S.	260,684	1,118,621
	USAS Ucak Servisi A.S.	71,628	480,613
	Uzel Makina Sanayii A.S.	156,941	454,426
*	Vakif Finansal Kiralama A.S.	5,450	28,476
*	Vestel Elektronik Sanayi ve Ticaret A.S.	94,186	409,224
	Yunsa Yunlu Sanayi ve Ticaret A.S.	10,027	17,209
	Zorlu Enerji Elektrik Uretim A.S.	100,448	427,083

TOTAL — TURKEY			46,097,975

MEXICO — (6.3%)
COMMON STOCKS — (6.3%)
	Consorcio Ara S.A. de C.V.	1,015,200	4,312,783
*	Consorcio Hogar S.A. de C.V. Series B	325,000	108,592
	Controladora Comercial Mexicana S.A. de C.V. Series B	2,191,700	3,954,475
*	Corporacion Geo S.A. de C.V. Series B	1,468,700	5,748,611
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	910,372	1,825,089
	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	1,623	316
	Corporativo Fragua S.A. de C.V. Series B	31	166
*	Desc S.A. de C.V. Series B	196,367	239,952
	Embotelladora Arca S.A. de C.V., Mexico	1,658,900	3,943,352
*	Empaques Ponderosa S.A. de C.V. Series B	206,000	17,699
*	Empresas ICA S.A. de C.V	1,082,108	3,269,567
	Gruma S.A. de C.V. Series B	1,069,600	3,421,699
*	Grupo Aeroporturio del Sureste S.A. de C.V.	592,200	1,993,410
	Grupo Cementos de Chihuahua S.A. de C.V.	650,000	1,984,439
	Grupo Continental S.A. de C.V.	902,000	1,537,060
	Grupo Corvi S.A. de C.V. Series L	100,000	28,353
	Grupo Elektra S.A. de C.V.	128,500	1,459,809
*	Grupo Herdez S.A. de C.V.	107,000	97,041
	Grupo Industrial Maseca S.A. de C.V. Series B	510,000	355,418
	Grupo Industrial Saltillo S.A. de C.V.	176,552	212,368

28

*	Grupo Iusacell S.A. de C.V.	61,505	183,253
*	Grupo Nutrisa S.A. de C.V.	188	180
	Grupo Posadas S.A. de C.V. Series L	199,000	180,477
*	Grupo Qumma S.A. de C.V. Series B	105,334	1,810
*	Grupo Tribasa S.A. de C.V.	67,110	0
	Industrias Bachoco S.A. de C.V. (Certificate Representing Series B and Series L)	76,000	243,055
	Industrias Penoles S.A. de C.V.	285,400	1,817,296
*	Industrias S.A. de C.V. Series B	1,138,148	2,575,094
*	Jugos del Valle S.A. de C.V. Series B	50,900	109,332
*	Movilaccess S.A. de C.V. Series B	13,489	77,425
*	Sanluis Corporacion S.A. de C.V. Series A	3,300	1,443
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	2,127
*	Savia S.A. de C.V.	610,700	121,586
	TV Azteca S.A. de C.V. Series A	3,367,300	2,157,001
	Vitro S.A. de C.V.	875,900	978,332

TOTAL — MEXICO			42,958,610

ISRAEL — (4.8%)
COMMON STOCKS — (4.8%)
*	Afcon Industries, Ltd.	795	3,636
	Albad Massuot Yitzhak, Ltd.	13,957	119,167
	Alony Hetz Properties & Investments, Ltd.	136,503	456,112
*	Alvarion, Ltd.	131,965	1,229,145
	American Israeli Paper Mills, Ltd.	7,511	333,896
	Analyst I.M.S.	18,043	177,405
*	AudioCodes, Ltd.	95,696	1,107,743
	Azorim Investment Development & Construction Co., Ltd.	76,479	795,983
*	Baran Group, Ltd.	14,481	160,787
*	Beit Shemesh Engines Holdings (1997), Ltd.	3,351	8,908
	Blue Square Chain Stores Properties & Investments, Ltd.	43,471	389,462
	Blue Square Israel, Ltd.	100,987	1,035,830
*	C Mer Industries, Ltd.	12,927	128,038
*	Cham Foods (Israel), Ltd.	14,289	12,246
	CLAL Industries, Ltd.	174,431	806,380
*	Compugen, Ltd.	11,938	47,882
	Dan Vehicle & Transportation	27,630	117,328
	Danya Cebus, Ltd.	29,719	168,446
	Delek Automotive Systems, Ltd.	223,460	1,448,694
	Delek Drilling LP, Ltd.	1,257,523	495,997
*	Delta Galil Industries, Ltd.	35,996	227,635
	Direct Insurance - I.D.I. Insurance Co., Ltd.	95,622	240,054
*	Discount Mortgage Bank, Ltd.	1,320	159,708
	Elbit Medical Imaging, Ltd.	59,719	977,067
*	Electra (Israel), Ltd.	7,329	613,907
*	Electra Consumer Products	41,717	239,314
*	Electronics Line, Ltd.	3,169	9,096
	Elron Electronic Industries, Ltd.	64,789	680,612
*	Feuchtwanger Investments 1984, Ltd.	4,200	11
*	First International Bank of Israel, Ltd.	473,321	966,982
	FMS Enterprises Migun, Ltd.	19,621	853,036
	Formula Systems (1985), Ltd.	27,602	286,092

29

*	Formula Vision Technologies, Ltd.	1,604	1,107
	Frutarom	128,445	955,277
	Gachelet Investment Co., Ltd.	22,725	230,758
*	Granite Hacarmel Investments, Ltd.	19,200	23,979
*	Hamlet (Israel-Canada), Ltd.	12,751	59,368
*	Housing & Construction Holding Co., Ltd.	837,336	631,999
	Industrial Building Corp., Ltd.	541,431	749,493
*	Israel Land Development Co., Ltd.	55,310	190,161
	Israel Petrochemical Enterprises, Ltd.	60,196	475,954
	Israel Salt Industries, Ltd.	73,256	443,127
	Ituran, Ltd.	35,411	585,023
*	J.O.E.L. Jerusalem Oil Exploration, Ltd.	10,547	87,271
	Knafaim-Arkia Holdings, Ltd.	24,431	259,409
	Leader Holding & Investments, Ltd.	61,929	115,832
*	Lipman Electronic Engineering, Ltd.	39,430	950,034
*	Magal Security Systems, Ltd.	14,398	171,738
*	Magic Software Enterprises, Ltd.	35,590	58,568
*	Matav-Cable Systems Media, Ltd.	72,776	535,116
	Medtechnica, Ltd.	14,470	60,272
*	Metalink, Ltd.	32,556	147,125
*	Middle East Tube Co., Ltd.	19,000	24,000
	Miloumor, Ltd.	12,658	39,008
	Mivtach Shamir Holdings, Ltd.	15,410	239,565
*	Naphtha Israel Petroleum Corp.	105,630	28,825
*	Neto M.E. Holdings, Ltd.	4,895	50,086
*	Nice Systems, Ltd.	28,424	1,480,338
	Nisko Industries (1992), Ltd.	6,691	41,142
*	OCIF Investments and Development, Ltd.	3,902	72,516
*	Orckit Communications, Ltd.	22,722	578,462
	Ormat Industries, Ltd.	238,897	2,087,178
	Osem Investment, Ltd.	16,000	122,375
*	Packer Plada, Ltd.	844	37,576
	Property and Building Corp., Ltd.	9,425	902,391
*	RADVision, Ltd.	36,193	743,901
	Rapac Electronics, Ltd.	6,000	15,955
	Rapac Technologies (2000), Ltd.	6,000	40,244
*	Retalix, Ltd.	46,554	1,146,349
*	Scitex Corp., Ltd.	73,337	421,207
	Shrem Fudim Kelner & Co., Ltd.	37,724	133,455
	Spectronix, Ltd.	5,000	18,226
	Suny Electronic Inc., Ltd.	76,519	279,068
	Super-Sol, Ltd. Series B	449,336	1,213,994
	Tadiran Communications, Ltd.	28,622	879,308
*	Team Computer & Systems, Ltd.	1,400	15,189
	Telsys, Ltd.	9,661	48,326
*	Tower Semiconductor, Ltd.	138,636	191,628
*	TTI Team Telecom International, Ltd. ADR	2,940	11,319
*	Union Bank of Israel, Ltd.	114,974	623,944
*	Urdan Industries, Ltd.	181,956	110,767
*	Ytong Industries, Ltd.	52,500	44,694
TOTAL COMMON STOCKS			32,669,246

30

RIGHTS/WARRANTS — (0.0%)
*	Alony Hetz Properties & Investments, Ltd. Warrants 11/20/07	16,263	25,034

TOTAL — ISRAEL			32,694,280

THAILAND — (3.8%)
COMMON STOCKS — (3.8%)
	A.J. Plast Public Co., Ltd. (Foreign)	166,500	13,112
*	Adkinson Securities Public Co., Ltd. (Foreign)	277,250	73,725
*	Advance Agro Public Co., Ltd. (Foreign)	809,000	542,988
	Aeon Thana Sinsap (Thailand) Public Co., Ltd. (Foreign)	142,500	150,297
	Amata Corp. Public Co., Ltd. (Foreign)	2,369,800	1,072,500
	Asia Plus Securities Public Co., Ltd. (Foreign)	5,068,950	601,379
	Asian Property Development Public Co., Ltd. (Foreign)	4,535,100	491,660
	Bangkok Dusit Medical Services Public Co., Ltd. (Foreign)	1,282,233	777,012
	Bangkok Expressway Public Co., Ltd. (Foreign)	1,170,400	664,354
	Bangkok Insurance Public Co., Ltd. (Foreign)	65,180	486,642
*	Bangkok Land Public Co., Ltd. (Foreign)	14,748,970	286,607
*	Bangkok Rubber Public Co., Ltd. (Foreign)	14,600	926
	Big C Supercenter Public Co., Ltd. (Foreign)	87,000	73,408
	Bumrungrad Hospital Public Co., Ltd. (Foreign)	1,043,800	894,076
	Cal-Comp Electronics (Thailand) Public Co., Ltd. (Foreign)	5,498,000	517,326
	Capital Nomura Securities Public Co., Ltd. (Foreign)	46,000	50,575
*	Central Paper Industry Public Co., Ltd. (Foreign)	19,800	1,063
	Central Pattana Public Co., Ltd. (Foreign)	3,668,000	1,688,162
	Central Plaza Hotel Public Co., Ltd. (Foreign)	79,000	70,698
	Ch. Karnchang Public Co., Ltd. (Foreign)	2,746,200	793,456
	Charoong Thai Wire & Cable Public Co., Ltd. (Foreign)	130,000	23,434
*	Compass East Industry (Thailand) Public Co., Ltd. (Foreign)	122,000	7,986
	Dynasty Ceramic Public Co., Ltd. (Foreign)	503,700	247,278
	Eastern Water Resources Development & Management Public Co., Ltd. (Foreign)	1,592,000	163,637
	Erawan Group Public Co., Ltd. (Foreign)	523,680	40,170
	Fancy Wood Industries Public Co., Ltd. (Foreign)	260,800	28,007
*	GFPT Public Co., Ltd. (Foreign)	71,400	29,210
	GMM Grammy Public Co., Ltd. (Foreign)	928,000	296,599
*	Golden Land Property Development Public Co., Ltd. (Foreign)	485,616	136,583
	Hana Microelectronics Public Co., Ltd. (Foreign)	1,851,409	1,325,478
	Hermraj Land & Development Public Co., Ltd. (Foreign)	6,804,400	186,160
	Home Product Center Public Co., Ltd. (Foreign)	824,100	167,517
	ICC International Public Co., Ltd. (Foreign)	204,600	215,141
*	International Broadcasting Corp. Public Co., Ltd. (Foreign)	975,170	654,518
*	International Engineering Public Co., Ltd. (Foreign)	20,000	2,455
*	ITV Public Co., Ltd. (Foreign)	2,785,600	754,982
*	Jasmine International Public Co., Ltd. (Foreign)	11,560,900	141,888
*	K.R. Precision Public Co., Ltd. (Foreign)	1,736,198	211,309
	Kang Yong Electric Public Co., Ltd. (Foreign)	7,200	11,230
	KCE Electronics Public Co., Ltd. (Foreign)	204,000	29,992
*	Keppel Thai Properties Public Co., Ltd. (Foreign)	8,360	1,026
	KGI Securities One Public Co., Ltd. (Foreign)	3,394,946	203,124
	Kiatnakin Finance Public Co., Ltd. (Foreign)	234,600	224,942
	Krungthai Card Public Co., Ltd. (Foreign)	285,900	184,581
	Laguna Resorts & Hotels Public Co., Ltd. (Foreign)	32,200	40,343
	Loxley Public Co., Ltd. (Foreign)	2,984,620	207,573

31

	LPN Development Public Co., Ltd. (Foreign)	415,250	46,292
	Major Cineplex Group Public Co., Ltd. (Foreign)	1,401,900	552,014
	MBK Development Public Co., Ltd. (Foreign)	278,800	338,609
	Media of Medias Public Co., Ltd. (Foreign)	9,100	1,512
	MFC Asset Management Public Co., Ltd. (Foreign)	5,000	3,707
*	Mida Assets Public Co., Ltd.	484,400	27,001
*	Millennium Steel Public Co., Ltd. (Foreign)	7,656,100	221,207
	MK Real Estate Development Public Co., Ltd. (Foreign)	472,260	35,742
	Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)	17,000	113,015
*	Nakornthai Strip Mill Public Co., Ltd. (Foreign)	13,202,000	199,161
	Nation Multimedia Group Public Co., Ltd. (Foreign)	146,259	38,893
	National Finance and Securities Public Co., Ltd. (Foreign)	1,530,800	583,199
*	Natural Park Public Co., Ltd. (Foreign)	15,005,100	383,664
	Noble Development Public Co., Ltd. (Foreign)	260,100	33,585
*	Pacific Assets Public Co., Ltd. (Foreign)	141,000	13,411
	Padaeng Industry Public Co., Ltd. (Foreign)	73,800	42,646
	Patum Rice Mill & Granary Public Co., Ltd. (Foreign)	5,500	3,699
	Phatra Insurance Public Co., Ltd. (Foreign)	10,000	38,098
*	Picnic Gas & Engineering Public Co., Ltd. (Foreign)	1,043,600	18,145
*	Power Line Engineering Public Co., Ltd.	238,000	54,160
	Quality Houses Public Co., Ltd. (Foreign)	9,448,600	292,324
	Regional Container Lines Public Co., Ltd. (Foreign)	869,900	516,024
*	Robinson Department Store Public Co., Ltd. (Foreign)	18,525	4,500
	Rojana Industrial Park Public Co., Ltd. (Foreign)	276,000	83,979
	Saha Pathana Inter-Holding Public Co., Ltd. (Foreign)	350,000	152,135
	Saha-Union Public Co., Ltd. (Foreign)	279,500	120,776
*	Sahaviriya Steel Industries Public Co., Ltd. (Foreign)	6,198,600	180,680
	Samart Corporation Public Co., Ltd. (Foreign)	1,146,900	227,269
	Sammakorn Public Co., Ltd. (Foreign)	75,000	5,638
	Sansiri Public Co., Ltd. (Foreign)	1,402,566	129,103
	Seamico Securities Public Co., Ltd. (Foreign)	978,022	106,530
	Serm Suk Public Co., Ltd. (Foreign)	10,000	5,433
*	Shinawatra Satellite Public Co., Ltd. (Foreign)	2,372,000	764,183
	Siam Food Products Public Co., Ltd. (Foreign)	9,000	10,355
	Siam Industrial Credit Public Co., Ltd. (Foreign)	352,862	50,976
	Siam Makro Public Co., Ltd. (Foreign)	512,100	916,569
	Sino-Thai Engineering & Construction Public Co., Ltd. (Foreign)	1,616,500	450,520
	Sri Trang Agro Industry Public Co., Ltd. (Foreign)	79,198	25,515
	Srithai Superware Public Co., Ltd. (Foreign)	16,400	3,334
*	STP & I Public Co., Ltd. (Foreign)	138,700	8,653
*	Sun Tech Group Public Co., Ltd. (Foreign)	3,536	1,947
	Supalai Public Co., Ltd. (Foreign)	1,009,633	83,125
*	SVI Public Co., Ltd. (Foreign)	122,266	31,887
*	Tanayong Public Co., Ltd. (Foreign)	378,521	6,673
	Thai Plastic & Chemicals Public Co., Ltd. (Foreign)	1,857,400	802,610
	Thai Reinsurance Public Co., Ltd. (Foreign)	660,300	90,325
	Thai Rung Union Car Public Co., Ltd. (Foreign)	165,000	24,048
	Thai Stanley Electric (Thailand) Public Co., Ltd. (Foreign)	153,600	573,398
	Thai Vegetable Oil Public Co., Ltd. (Foreign)	482,600	127,097
	Thai Wacoal Public Co., Ltd. (Foreign)	78,000	67,559
*	Thai-German Ceramic Industry Public Co., Ltd. (Foreign)	361,000	16,615
*	Ticon Industrial Connection Public Co., Ltd. (Foreign)	355,200	144,405
*	Tipco Asphalt Public Co., Ltd. (Foreign)	136,590	64,261
	TIPCO Foods (Thailand) Public Co., Ltd. (Foreign)	162,382	17,936

32

	TISCO Finance Public Co., Ltd. (Foreign)	745,900	538,780
*	TT&T Public Co., Ltd. (Foreign)	7,453,700	598,431
*	Tuntex (Thailand) Public Co., Ltd. (Foreign)	126,728	6,221
	Tycoons Worldwide Group Public Co., Ltd. (Foreign)	804,700	167,689
	United Palm Oil Industry Public Co., Ltd. (Foreign)	21,000	16,377
	Vanachai Group Public Co., Ltd. (Foreign)	2,859,066	405,723
	Vinythai Public Co., Ltd. (Foreign)	2,273,034	569,566
TOTAL COMMON STOCKS			25,942,058

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land Public Co., Ltd. (Foreign) Warrants 2006	217,330	0
*	Mida Assets Public Co., Ltd. Warrants 02/08/09	193,760	0
TOTAL RIGHTS/WARRANTS			0

TOTAL — THAILAND			25,942,058

INDONESIA — (3.1%)
COMMON STOCKS — (3.1%)
*	PT Artha Graya Investama Sentral Tbk	4,773,000	40,693
	PT Asahimas Flat Glass Tbk	1,182,000	459,926
	PT Astra Agro Lestari Tbk	5,410,000	3,458,081
	PT Astra Graphia Tbk	4,549,000	148,020
	PT Bank Pan Indonesia Tbk	11,436,000	538,377
*	PT Batu Buana Tbk	77,715	635
	PT Berlian Laju Tanker Tbk	11,737,700	1,769,407
	PT Bhakti Investama Tbk	9,031,500	167,106
	PT Branta Mulia Tbk	66,000	9,020
*	PT Budi Acid Jaya Tbk	1,449,000	15,680
*	PT Charoen Pokphand Indonesia Tbk	3,406,500	133,110
*	PT Ciputra Surya Tbk	2,461,000	130,377
	PT Citra Marga Nusaphala Persada Tbk	6,649,500	604,844
	PT Clipan Finance Indonesia Tbk	3,133,000	113,447
*	PT Davomas Adabi Tbk	20,960,000	203,544
*	PT Dharmala Intiland Tbk	277,400	6,289
	PT Dynaplast Tbk	1,038,000	118,128
	PT Enseval Putera Megatrading Tbk	6,380,000	503,375
*	PT Eterindo Wahanatama Tbk	397,000	6,903
*	PT Ever Shine Textile Tbk	4,029,640	37,301
*	PT GT Petrochem Industries Tbk	4,839,000	169,173
*	PT Hero Supermarket Tbk	33,000	21,383
*	PT Indal Aluminium Industry Tbk	47,000	711
*	PT Indocement Tunggal Prakarsa Tbk	936,500	448,206
	PT Indofood Sukses Makmur Tbk	10,259,000	932,819
	PT Indorama Synthetics Tbk	2,211,000	110,548
	PT Jaya Real Property Tbk	393,500	78,957
	PT Kalbe Farma Tbk	31,862,238	4,695,946
*	PT Karwell Indonesia Tbk	138,000	2,104
*	PT Kawasan Industry Jababeka Tbk	43,401,000	516,926
*	PT Keramika Indonesia Assosiasi Tbk	100,000	1,906
	PT Lautan Luas Tbk	1,887,500	102,227
	PT Lippo Karawaci Tbk	889,500	176,102
	PT Matahari Putra Prima Tbk	3,217,500	275,143

33

	PT Mayorah Indah Tbk	2,473,500	196,083
	PT Medco Energi International Tbk	548,000	245,727
	PT Metrodata Electronics Tbk	3,981,000	32,324
*	PT Modern Photo Tbk	40,000	2,352
*	PT Mulia Industrindo Tbk	542,000	10,308
	PT Mustika Ratu Tbk	723,000	20,755
*	PT Pakuwon Jati Tbk	63,000	3,190
*	PT Panasia Indosyntec Tbk	79,000	3,549
	PT Panin Insurance Tbk	7,979,000	250,010
*	PT Pioneerindo Gourmet International Tbk	29,000	1,263
*	PT Prasidha Aneka Niaga Tbk	84,000	732
	PT Pudjiadi Prestige, Ltd. Tbk	45,500	917
	PT Ramayana Lestari Sentosa Tbk	584,500	46,241
	PT Selamat Semp Tbk	1,920,000	64,519
*	PT Semen Cibinong Tbk	702,000	47,049
	PT Semen Gresik Tbk	38,000	95,910
*	PT Sinar Mas Agro Resources & Technology Tbk	438,960	73,391
	PT Summarecon Agung Tbk	6,332,000	582,714
*	PT Sunson Textile Manufacturer Tbk	2,325,500	88,178
*	PT Suparma Tbk	2,400,000	44,536
*	PT Surabaya Agung Industri Pulp & Paper Tbk	64,500	2,810
*	PT Surya Dumai Industri Tbk	3,298,500	129,318
*	PT Suryamas Dutamakmur Tbk	125,000	1,906
	PT Tempo Scan Pacific Tbk	506,000	371,899
*	PT Texmaco Jaya Tbk	93,000	29,877
	PT Timah Tbk	1,549,500	344,111
	PT Trias Sentosa Tbk	9,198,400	144,464
	PT Trimegah Sec Tbk	9,961,000	161,685
	PT Tunas Ridean Tbk	1,987,000	138,435
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	10,621
	PT Unggul Indah Corp. Tbk	48,239	15,366
	PT United Tractors Tbk	4,690,760	2,018,564
*	PT Wicaksana Overseas International Tbk	28,560	264

TOTAL — INDONESIA			21,175,482

POLAND — (2.7%)
COMMON STOCKS — (2.7%)
*	Amica Wronki SA	25,532	173,599
*	Budimex SA	39,076	537,288
*	Cersanit SA	222,170	1,208,225
*	Computerland SA	19,360	585,695
	Debica SA	30,666	608,291
*	Echo Investment SA	26,204	1,834,628
	Elektrobudowa SA	3,155	42,760
	Fabryki Mebli Forte SA	55,216	253,986
*	Farmacol SA	61,368	852,363
*	Getin Holdings SA	153,266	366,273
*	Huta Ferrum SA	309	1,316
	Impexmetal SA	31,024	1,331,566
*	IVAX Corp.	24,547	677,521
	Kroscienskie Huty Szkla Krosno SA	20,000	45,141
	Lentex SA	13,464	64,010

34

*	LPP SA	1,709	396,116
*	MNI SA	31,325	99,353
*	Mostostal Export SA	42,087	28,174
*	Mostostal Siedlce SA	41,338	913,889
*	Mostostal Warszawa SA	18,600	78,126
*	Mostostal Zabrze Holding SA	18,293	16,546
	Netia Holdings SA	92,303	143,601
*	Ocean Company SA	8,530	322
*	Optimus SA	7,500	18,354
	Orbis SA	82,546	1,061,765
	Polska Grupa Farmaceutyczna SA	35,389	742,730
*	Polski Koncern Miesny Duda SA	89,402	399,483
	Prokom Software SA	32,433	1,534,454
*	Prosper SA	12,770	54,454
*	Provimi-Rolimpex SA	36,330	211,209
	Przedsiebiorstwo Farmaceutyczne JELFA SA	20,033	582,375
*	Raciborska Fabryka Kotlow SA	51,203	397,605
*	Softbank SA	71,863	915,629
*	Stalexport SA	203,776	166,153
*	Ster-Projekt SA	102,537	311,422
*	Vistula SA	6,256	91,086
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	9,026	358,772
	Zaklady Metali Lekkich Kety SA	24,947	949,178
	Zaklady Tluszcowe Kruszwica SA	35,269	452,564
TOTAL COMMON STOCKS			18,506,022

RIGHTS/WARRANTS — (0.0%)
*	Mostostal Warszawa SA Series A Rights 03/09/06	18,600	5,509

TOTAL — POLAND			18,511,531

CHILE — (2.1%)
COMMON STOCKS — (2.1%)
	Banmedica SA	422,000	367,134
	Cementos Bio-Bio SA	363,516	874,968
	Colbun SA	10,568,281	1,460,864
	Consumidores de Gas de Santiago SA	56,170	287,773
	Corpbanca SA	466,016,129	2,612,754
	Cristalerias de Chile SA	153,324	1,600,676
	Empresas Iansa SA	9,232,481	1,686,568
*	Farmacias Ahumada SA	176,276	410,998
*	Madeco Manufacturera de Cobre SA	14,534,460	1,263,915
	Parque Arauco SA	1,173,440	794,014
	Soquimic Comercial SA	371,856	97,053
	Sud Americana de Vapores SA	551,883	857,833
	Vina de Concha y Toro SA	1,141,452	1,666,112
	Vina San Pedro SA	10,717,777	105,675

TOTAL — CHILE			14,086,337

35

PHILIPPINES — (1.0%)
COMMON STOCKS — (1.0%)
	Alaska Milk Corp.	1,404,000	97,513
	Bacnotan Consolidated Industries, Inc.	122,234	20,337
*	Belle Corp.	20,937,000	397,620
*	C & P Homes, Inc.	647,700	21,913
*	Digital Telecommunications (Philippines), Inc.	20,973,000	364,919
	EDSA Properties Holdings, Inc.	1,759,970	26,553
*	EEI Corp.	1,108,000	27,763
*	Fil-Estate Land, Inc.	3,170,700	26,309
*	Filinvest Development Corp.	4,664,500	163,109
*	Filinvest Land, Inc.	32,247,562	756,703
	Ginebra San Miguel, Inc.	1,003,200	382,808
*	Global Equities, Inc.	886,462	1,197
*	House of Investments, Inc.	732,000	15,559
	International Container Terminal Services, Inc.	4,593,837	1,017,326
*	Ionics, Inc.	769,825	18,452
*	iVantage Corp.	593,400	9,241
	Keppel Philippines Marine, Inc.	610,000	8,942
*	Lepanto Consolidated Mining Co. Series B	2,310,000	11,522
*	Mabuhay Holdings Corp.	516,000	1,248
	Macroasia Corp.	2,237,500	57,580
*	Manila Jockey Club, Inc.	130,622	7,453
*	Megaworld Properties & Holdings, Inc.	26,212,200	695,456
*	Metro Pacific Corp.	38,543,860	245,006
*	Philex Mining Corp. Series B	150,000	5,253
*	Philippine Bank of Communications	14,726	22,075
*	Philippine National Bank	837,293	501,960
*	Philippine National Construction Corp.	173,000	8,533
	Philippine Savings Bank	317,212	214,747
*	Prime Orion Philippines, Inc.	2,920,000	13,422
	Republic Glass Holding Corp.	507,500	15,706
*	RFM Corp.	2,378,934	33,835
	Robinson’s Land Corp. Series B	3,402,000	426,885
	Security Bank Corp.	320,842	233,169
	SM Development Corp.	4,971,000	143,656
	Soriano (A.) Corp.	3,430,211	153,555
	Union Bank of the Philippines	47,500	30,742
*	United Paragon Mining Corp.	322,500	1,624
*	Universal Rightfield Property Holdings, Inc.	1,062,000	575
	Universal Robina Corp.	1,168,515	411,402
*	Victorias Milling Co., Inc.	139,680	2,351
*	Vitarich Corp.	176,000	951

TOTAL — PHILIPPINES			6,594,970

HUNGARY — (0.8%)
COMMON STOCKS — (0.8%)
*	Danubius Hotel & Spa RT	52,323	1,425,204
	Delmagyarorszagi Aramszolgaltato Demasz RT	15,581	1,295,413
*	Fotex RT	299,751	925,147
*	Globus Konzervipari RT	61,080	128,193
*	Linamar Hungary Autoipari es G	64,414	499,890
*	Pannonplast RT	39,441	453,926

36

*	RABA RT	122,528	374,415
*	Synergon Information Systems Ltd., Budapest	30,190	90,773
	Zwack Unicum RT	1,100	59,502

TOTAL — HUNGARY			5,252,463

ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
*	Alpargatas SA Industrial y Comercial	1,007	1,520
	Banco Macro Bansud SA	89,000	164,997
*	Banco Suquia SA	76,789	12,129
*	Capex SA Series A	26,370	48,803
*	Celulosa Argentina SA Series B	8,473	7,057
*	Central Costanera SA Series B	50,000	54,085
*	Central Puerto SA Series B	61,000	38,929
	Cresud SA Comercial Industrial Financiera y Agropecuaria	201,401	275,696
	DYCASA SA (Dragados y Construcciones Argentina) Series B	23,052	24,384
*	Ferrum SA de Ceramica y Metalurgica Series B	29,999	35,419
	Fiplasto SA Comercial y Industrial	15,000	5,265
	Importadora y Exportadora de la Patagonia Series B	11,500	64,217
	Introductora de Buenos Aires SA Series A	9,832	4,800
*	IRSA Inversiones y Representaciones SA	379,635	468,800
*	Juan Minetti SA	131,531	142,698
	Ledesma S.A.A.I.	387,128	239,644
*	Metrogas SA Series B	90,000	35,323
*	Polledo SA Industrial y Constructora y Financiera	88,891	16,877
*	Quimica Estrella SA Series B	30,460	9,476
*	Sol Petroleo SA	50,662	33,463
	Solvay Indupa S.A.I.C.	440,500	477,898

TOTAL — ARGENTINA			2,161,480

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $3,230,000 FHLMC Notes 4.00%, 09/22/09, valued at $3,185,588) to be repurchased at $3,138,384	$3,138	3,138,000

TOTAL INVESTMENTS - (100.0%) (Cost $477,117,117)##		$681,340,006

37

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

	Face Amount^	Value †
	(000)
UNITED STATES — (26.4%)
AGENCY OBLIGATIONS — (14.2%)
Federal Farm Credit Bank
2.750%, 09/29/06	85,060	$84,033,411
Federal Home Loan Bank
2.625%, 10/16/06	66,000	65,086,560
2.750%, 11/15/06	5,000	4,925,425
Federal Home Loan Mortgage Corporation
@ 3.500%, 02/15/08	63,000	75,589,861
Federal National Mortgage Association
4.375%, 10/15/06	81,000	80,740,881
TOTAL AGENCY OBLIGATIONS		310,376,138

BONDS — (9.5%)
Bank of America Corp.
5.250%, 02/01/07	57,700	57,781,357
General Electric Capital Corp.
2.970%, 07/26/06	11,200	11,116,728
@ 5.125%, 06/20/07	5,870	7,173,589
Landesbank Baden-Wuerttemberg
4.150%, 03/30/07	53,000	52,160,957
Toyota Motor Credit Corp.
@ 4.125%, 01/16/07	10,000	12,040,519
2.000%, 11/13/07	12,900	9,863,419
US Bank NA
2.850%, 11/15/06	30,891	30,422,538
Wal-Mart Stores, Inc.
5.450%, 08/01/06	28,323	28,384,942
TOTAL BONDS		208,944,049

CERTIFICATE OF DEPOSIT INTEREST BEARING — (2.3%)
Wells Fargo Bank NA
4.850%, 01/30/07	50,000	49,750,465

COMMERCIAL PAPER — (0.4%)
Ixis Commercial Paper
4.800%, 09/06/06	8,400	8,183,381
TOTAL — UNITED STATES		577,254,033

CANADA — (15.1%)
BONDS — (15.1%)
British Columbia, Province of
5.250%, 12/01/06	70,000	62,153,372

1

Canada Housing Trust
5.100%, 09/15/07		53,100	47,453,169
Canadian Government
3.000%, 06/01/07		67,000	58,275,762
General Electric Capital Canada, Inc.
5.300%, 07/24/07		60,000	53,614,853
Manitoba, Province of
(A)	4.250%, 11/20/06	47,000	46,752,122
Ontario, Province of
(A)	2.650%, 12/15/06	1,000	982,110
5.200%, 03/08/07		68,500	60,986,066
TOTAL — CANADA			330,217,454

GERMANY — (12.2%)
BONDS — (12.2%)
BundesObligation
4.000%, 02/16/07		38,000	45,784,460
Depfa Deutsche Pfandbriefbank AG
	1.750%, 02/18/08	14,640	11,128,476
Kreditanstalt Fuer Wiederaufbau
3.000%, 11/15/07		51,000	60,737,397
Landesbank Hessen-Thuringen Girozentrale
•	5.375%, 12/28/06	16,393	14,556,009
•	4.000%, 06/04/07	33,183	29,114,144
Landeskreditbank Baden-Wuerttemberg-Foerderbank
(A)	4.875%, 01/30/07	53,000	52,907,038
Landwirtschaft Rentenbank
(A)	4.500%, 10/23/06	41,737	41,650,688
(A)	4.875%, 03/12/07	3,000	3,000,819
Landwirtschaftliche Rentenbank
	1.750%, 02/12/08	10,000	7,609,848
TOTAL — GERMANY			266,488,879

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (9.7%)
BONDS — (9.7%)
Asian Development Bank
(A)	4.875%, 02/05/07	51,500	51,471,366
Council of Europe Development Bank
(A)	4.875%, 01/23/07	53,000	52,995,760
European Investment Bank
@	2.625%, 10/15/07	49,000	58,105,649
Inter-American Development Bank
(A)	6.625%, 03/07/07	10,600	10,786,634
	3.000%, 10/22/07	5,860	4,554,403
International Finance Corp.
(A)	4.750%, 04/30/07	7,700	7,654,177
World Bank (International Bank for Reconstruction & Development)
(A)	4.375%, 09/28/06	14,500	14,468,260
•	3.000%, 06/04/07	14,800	12,853,972
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS			212,890,221

NETHERLANDS — (8.7%)

2

BONDS — (8.7%)
Bank Nederlandse Gemeenten
(A)	4.500%, 12/14/06	43,000	42,828,000
	2.875%, 05/15/07	13,500	16,080,073
Nederlandse Waterschapsbank NV
(A)	6.875%, 10/26/06	10,000	10,104,740
Netherlands, Kingdom of
	5.750%, 02/15/07	50,000	61,204,432
Rabobank Nederland NV
	3.625%, 01/22/08	50,000	60,186,563
TOTAL — NETHERLANDS			190,403,808

SWEDEN — (5.6%)
BONDS — (5.6%)
Swedish Export Credit Corp.
(A)	4.625%, 11/06/06	23,000	22,932,587
(A)	2.875%, 01/26/07	35,000	34,434,295
Swedish Government
	8.000%, 08/15/07	475,000	64,736,027
TOTAL — SWEDEN			122,102,909

FRANCE — (5.0%)
BONDS — (5.0%)
Caisse D’Amortissement de la Dette Sociale
	6.250%, 10/25/07	27,104	33,930,792
Dexia Municipal Agency
(A)	5.125%, 09/11/06	15,000	14,995,440
French Government Note
	4.750%, 07/12/07	50,000	61,023,353
TOTAL — FRANCE			109,949,585

UNITED KINGDOM — (4.1%)
BONDS — (4.1%)
Bank of England
@	2.750%, 01/29/07	49,760	59,275,356
BP Capital Markets P.L.C.
(A)	2.750%, 12/29/06	15,066	14,805,162
HBOS Treasury Services P.L.C.
@	3.750%, 01/23/08	12,700	15,292,141
TOTAL — UNITED KINGDOM			89,372,659

AUSTRIA — (3.0%)
BONDS — (3.0%)
Austria, Republic of
	3.000%, 05/14/07	8,000	6,193,675
Oesterreichische Kontrollbank AG
(A)	5.125%, 03/20/07	50,000	50,169,850
	2.000%, 11/26/07	8,000	6,114,562
	3.500%, 02/18/08	4,775	3,761,548
TOTAL — AUSTRIA			66,239,635

BELGIUM — (2.8%)
BONDS — (2.8%)
Belgium, Kingdom of

3

	6.250%, 03/28/07	50,000	61,676,740

	DENMARK — (2.7%)
	BONDS — (2.7%)
Denmark, Kingdom of
	3.000%, 11/15/06	370,000	59,096,260

	SPAIN — (2.5%)
	BONDS — (2.5%)
	Instituto de Credito Oficial
(A)	4.625%, 11/29/06	56,000	55,761,328

	AUSTRALIA — (1.4%)
	BONDS — (1.4%)
	BOS International Australia, Ltd.
•	3.500%, 01/22/07	35,922	31,428,787

	TEMPORARY CASH INVESTMENTS — (0.8%)
	Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $17,905,000 FHLMC Notes 4.00%, 09/22/09, valued at $17,658,806) to be repurchased at $17,399,126	17,397	17,397,000

	TOTAL INVESTMENTS - (100.0%)
	(Cost $2,194,339,054)##		$2,190,279,298

4

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value †

COMMON STOCKS — (91.9%)
Financials — (30.4%)
	1st Source Corp.	25,098	$668,862
	21st Century Insurance Group	84,200	1,364,040
	A.G. Edwards, Inc.	48,600	2,172,420
*	ACE Cash Express, Inc.	4,600	113,298
	Advanta Corp. Class A	14,300	465,751
	Advanta Corp. Class B Non-Voting	18,300	641,781
*	Aether Holdings, Inc.	17,690	60,500
	Alfa Corp.	31,257	502,613
*	Allegheny Corp.	2,592	746,496
	Allstate Corp.	722,800	39,594,984
	AMBAC Financial Group, Inc.	146,500	11,009,475
#	American Capital Strategies, Ltd.	85,923	3,067,451
	American Financial Group, Inc.	108,700	4,500,180
*	American Independence Corp.	866	10,392
	American National Insurance Co.	24,200	2,769,448
*	American Physicians Capital, Inc.	3,500	172,515
* #	AmeriCredit Corp.	65,000	1,917,500
	AmerUs Group Co.	54,100	3,259,525
	AmSouth Bancorporation	2,100	58,275
	AON Corp.	274,500	10,872,945
*	Argonaut Group, Inc.	15,050	549,626
	Associated Banc-Corp	1,004	34,608
	Assurant, Inc.	180,300	8,185,620
#	Astoria Financial Corp.	6,500	186,355
	Baldwin & Lyons, Inc. Class B	5,100	126,225
*	Bancinsurance Corp.	1,800	8,820
	Bank of America Corp.	28,000	1,283,800
	Bank of Hawaii Corp.	60,300	3,220,020
	BankUnited Financial Corp. Class A	30,500	852,170
	Banner Corp.	10,066	322,112
	Bay View Capital Corp.	3,090	52,870
	BB&T Corp.	437	17,275
	Bear Stearns Companies, Inc.	129,622	17,426,382
	Berkley (W.R.) Corp.	35,437	2,051,448
	Beverly Hills Bancorp, Inc.	16,800	174,384
	Brookline Bancorp, Inc.	59,325	890,468
	Capital One Financial Corp.	544	47,654
	Cash America International, Inc.	26,400	707,520
	Center Bancorp, Inc.	3,700	41,847
*	Ceres Group, Inc.	706	3,819
	CFS Bancorp, Inc.	10,123	148,606
	Chemical Financial Corp.	28,605	920,795
	Chubb Corp.	253,200	24,243,900

1

	Cincinnati Financial Corp.	230,850	10,240,506
	CIT Group, Inc.	171,300	9,210,801
	Citigroup, Inc.	45,069	2,089,850
	Citizens South Banking Corp.	1,842	23,025
* #	Citizens, Inc.	5,136	27,324
	City Holding Co.	6,500	236,665
	Clark, Inc.	6,600	69,696
*	CNA Financial Corp.	150,000	4,638,000
*	CNA Surety Corp.	19,400	337,172
	Columbia Banking System, Inc.	6,623	222,069
#	Comerica, Inc.	72,600	4,161,432
	Commerce Bancshares, Inc.	1,786	92,068
	Commerce Group, Inc.	39,600	2,138,796
	Commercial Capital Bancorp, Inc.	6,669	95,567
	Community Bank System, Inc.	32,300	699,941
	Community West Bancshares	400	5,678
#	Compass Bancshares, Inc.	2,700	135,756
*	CompuCredit Corp.	36,500	1,379,700
#	Corus Bankshares, Inc.	13,400	804,670
	Countrywide Financial Corp.	753,598	25,984,059
* #	Credit Acceptance Corp.	35,300	834,492
	Delphi Financial Group, Inc. Class A	36,700	1,911,336
	Dime Community Bancshares	19,912	272,396
	Donegal Group, Inc. Class A	16,977	415,088
	Downey Financial Corp.	28,100	1,785,755
* #	E*TRADE Financial Corp.	165,300	4,228,374
	EMC Insurance Group, Inc.	10,500	257,460
*	Epoch Holding Corp.	600	3,300
	F.N.B. Corp.	5,700	93,993
	FBL Financial Group, Inc. Class A	33,100	1,132,682
	Fidelity National Financial, Inc.	90,335	3,411,050
	Fidelity National Title Group, Inc.	15,808	374,650
	Financial Federal Corp.	2,850	79,600
*	Financial Industries Corp.	2,444	21,018
	First American Corp.	132,300	5,577,768
*	First Bank of Delaware	550	1,287
*	First Cash Financial Services, Inc.	5,400	94,068
	First Charter Corp.	7,900	193,629
	First Citizens BancShares, Inc.	3,900	729,924
	First Commonwealth Financial Corp.	25,600	346,112
	First Community Bancorp	4,200	250,824
	First Community Bancshares, Inc.	3,000	97,860
	First Indiana Corp.	10,936	301,731
*	First Mariner Bancorp, Inc.	300	5,571
	First Merchants Corp.	22,041	567,776
#	First Niagara Financial Group, Inc.	138,080	1,945,547
	First PacTrust Bancorp, Inc.	600	17,514
	First Place Financial Corp.	18,203	434,870
	First Republic Bank	10,200	370,158
	First State Bancorporation	4,000	103,280
* #	FirstFed Financial Corp.	7,700	462,077
	Flagstar Bancorp, Inc.	45,200	698,340
*	FPIC Insurance Group, Inc.	6,100	214,354
	Fremont General Corp.	107,600	2,552,272
	GB&T Bancshares, Inc.	9,603	200,223

2

	Gold Banc Corporation, Inc.	3,300	60,357
	Great American Financial Resources, Inc.	5,600	110,768
	Hancock Holding Co.	1,600	71,440
	Hanover Insurance Group, Inc.	49,000	2,374,050
	Harbor Florida Bancshares, Inc.	4,000	152,040
	Harleysville Group, Inc.	36,800	968,944
	Hartford Financial Services Group, Inc.	397,800	32,770,764
#	HCC Insurance Holdings, Inc.	17,700	569,763
	Heritage Commerce Corp.	800	18,376
	HF Financial Corp.	100	1,905
	HMN Financial, Inc.	3,596	115,971
	Horace Mann Educators Corp.	51,100	953,015
	Horizon Financial Corp.	1,900	46,113
#	Hudson City Bancorp, Inc.	680,881	8,790,174
	Huntington Bancshares, Inc.	1,700	40,885
	Independence Community Bank Corp.	80,687	3,306,553
	IndyMac Bancorp, Inc.	45,800	1,777,956
	Infinity Property & Casualty Corp.	25,700	1,019,262
	Integra Bank Corp.	17,600	379,984
	Irwin Financial Corp.	34,200	685,368
*	ITLA Capital Corp.	2,700	124,956
	Janus Capital Group, Inc.	300,100	6,581,193
	Jefferies Group, Inc.	22,800	1,300,512
	Jefferson-Pilot Corp.	126,600	7,627,650
	Jones Lang LaSalle, Inc.	600	40,608
	JPMorgan Chase & Co.	2,148,348	88,383,037
*	Kennedy-Wilson, Inc.	900	13,725
	KeyCorp	215,100	8,016,777
	KNBT Bancorp, Inc.	24,600	389,172
*	Knight Capital Group, Inc.	71,800	903,962
* #	LaBranche & Co., Inc.	2,500	35,375
	LandAmerica Financial Group, Inc.	21,900	1,460,730
	Lehman Brothers Holdings, Inc.	91,071	13,291,812
	Leucadia National Corp.	149,000	8,083,250
	Lincoln National Corp.	223,600	12,693,772
	Loews Corp.	271,300	25,030,138
	Longview Fibre Co.	53,300	1,003,106
	MAF Bancorp, Inc.	37,700	1,615,822
#	Manulife Financial Corp.	207,553	13,270,939
	MBIA, Inc.	176,750	10,382,295
#	MCG Capital Corp.	43,200	660,960
*	Meadowbrook Insurance Group, Inc.	11,100	73,482
	Medallion Financial Corp.	15,260	185,256
	Mercantile Bankshares Corp.	3,571	136,412
	Merrill Lynch & Co., Inc.	358,300	27,664,343
	MetLife, Inc.	1,070,900	53,673,508
	MGIC Investment Corp.	122,600	7,815,750
	Midland Co.	2,000	67,340
	National City Corp.	5,788	201,422
	National Western Life Insurance Co. Class A	700	156,142
	Nationwide Financial Services, Inc.	79,200	3,394,512
*	Navigators Group, Inc.	3,300	154,770
#	New York Community Bancorp, Inc.	236,300	3,986,381
	NewAlliance Bancshares, Inc.	140,100	1,988,019
*	Newtek Business Services, Inc.	1,500	2,775

3

	North Fork Bancorporation, Inc.	617,170	15,762,522
	Northwest Bancorp, Inc.	2,200	49,984
	NYMAGIC, Inc.	300	7,560
	OceanFirst Financial Corp.	2,300	54,510
*	Ocwen Financial Corp.	39,300	385,926
#	Odyssey Re Holdings Corp.	96,900	2,275,212
	Ohio Casualty Corp.	89,400	2,736,534
	Old Republic International Corp.	301,512	6,419,190
	Omega Financial Corp.	12,411	403,606
*	Pacific Mercantile Bancorp	1,000	18,250
*	Pacific Premier Bancorp, Inc.	300	3,600
	Partners Trust Financial Group, Inc.	42,327	498,612
*	Pelican Financial, Inc.	300	1,689
*	Penn Treaty American Corp.	6,225	64,740
	Peoples Bancorp, Inc. OH	2,100	61,866
	PFF Bancorp, Inc.	31,500	990,045
*	Piper Jaffray Companies, Inc.	3,100	154,008
*	PMA Capital Corp. Class A	17,357	166,974
	PMI Group, Inc.	124,800	5,403,840
	Potlatch Corp.	15,700	572,108
*	Premier Financial Bancorp, Inc.	400	6,148
	Presidential Life Corp.	25,258	553,403
	Principal Financial Group, Inc.	413,400	20,140,848
*	ProAssurance Corp.	14,675	752,681
	Protective Life Corp.	96,300	4,694,625
	Provident Financial Holdings, Inc.	5,875	175,075
#	Provident Financial Services, Inc.	79,328	1,475,501
	Prudential Financial, Inc.	706,900	54,459,576
*	PSB Bancorp, Inc.	700	8,855
	Radian Group, Inc.	123,704	7,020,202
	Regions Financial Corp.	119,637	4,160,975
	Reinsurance Group of America, Inc.	87,900	4,063,617
*	Republic First Bancorp, Inc.	616	8,686
*	Rewards Network, Inc.	47	370
	Riverview Bancorp, Inc.	1,000	25,400
	RLI Corp.	23,300	1,228,376
*	RTW, Inc.	2,300	23,391
	SAFECO Corp.	165,900	8,545,509
	Sanders Morris Harris Group, Inc.	1,100	17,578
*	SCPIE Holdings, Inc.	700	15,918
*	Seabright Insurance Holdings	2,800	46,508
#	Selective Insurance Group, Inc.	35,400	1,919,388
	Simmons First National Corp. Class A	17,323	493,186
	Sound Federal Bancorp, Inc.	9,736	198,420
	South Financial Group, Inc.	96,753	2,545,571
	Southern Community Financial Corp.	3,785	35,579
	Sovereign Bancorp, Inc.	393,318	8,192,814
	StanCorp Financial Group, Inc.	58,000	3,137,800
*	Standard Management Corp.	100	78
	State Auto Financial Corp.	33,000	1,075,140
	Sterling Financial Corp.	19,188	555,301
	Stewart Information Services Corp.	22,000	1,032,900
*	Stifel Financial Corp.	400	15,332
*	Stratus Properties, Inc.	500	11,652
*	Sun Bancorp, Inc.	9,915	206,232

4

	SunTrust Banks, Inc.	260,700	18,866,859
	Susquehanna Bancshares, Inc.	13,602	327,944
*	SVB Financial Group	780	39,772
	SWS Group, Inc.	10,800	263,196
	Synergy Financial Group, Inc.	8,300	110,888
	TD Banknorth, Inc.	205,070	6,301,801
*	The Banc Corp.	3,700	42,254
	The Phoenix Companies, Inc.	88,600	1,271,410
	The St. Joe Corp.	1,600	95,888
	The St. Paul Travelers Companies, Inc.	950,400	40,848,192
	TierOne Corp.	16,700	551,100
	Torchmark Corp.	144,500	7,899,815
* #	Trammell Crow Co.	27,700	899,696
	Transatlantic Holdings, Inc.	75,100	4,591,614
*	Triad Guaranty, Inc.	5,600	254,184
	UICI	45,600	1,673,064
	UMB Financial Corp.	26,070	1,763,375
	Umpqua Holdings Corp.	43,400	1,168,762
*	Unico American Corp.	1,900	18,145
	UnionBanCal Corp.	500	34,545
*	United America Indemnity, Ltd.	3,622	82,400
	United Community Financial Corp.	37,700	461,448
	Unitrin, Inc.	87,400	4,225,790
	Unity Bancorp, Inc.	1,620	24,462
*	Universal American Financial Corp.	46,291	701,309
	UnumProvident Corp.	415,400	8,594,626
*	Vesta Insurance Group, Inc.	5,600	5,040
	Wachovia Corp.	149,432	8,378,652
	Washington Federal, Inc.	110,645	2,617,861
	Washington Mutual, Inc.	952,778	40,683,621
	Webster Financial Corp.	70,900	3,342,935
	Wesbanco, Inc.	24,559	779,748
	Wesco Financial Corp.	1,270	504,190
	Westcorp, Inc.	42,420	3,047,877
*	WFS Financial, Inc.	9,100	749,203
	Whitney Holding Corp.	8,775	300,368
	Willow Grove Bancorp, Inc.	10,810	183,554
*	Wilshire Enterprises, Inc.	600	5,016
	Wintrust Financial Corp.	500	26,340
*	World Acceptance Corp.	1,030	26,553
	Yardville National Bancorp	2,800	100,660
Total Financials			917,405,088

Consumer Discretionary — (12.9%)
*	4Kids Entertainment, Inc.	4,300	73,100
*	Acme Communications, Inc.	1,000	3,670
*	Advanced Marketing Services, Inc.	1,000	4,000
*	Aftermarket Technology Corp.	7,800	169,260
*	Alderwoods Group, Inc.	15,800	269,864
*	All American Semiconductor, Inc.	800	3,768
*	Alloy, Inc.	3,050	40,168
	Ambassadors Group, Inc.	1,200	29,028
#	American Axle & Manufacturing Holdings, Inc.	38,900	630,958
#	American Greetings Corp. Class A	75,500	1,583,990
*	AnnTaylor Stores Corp.	39,375	1,429,312

5

*	Applica, Inc.	4,600	9,430
	ArvinMeritor, Inc.	63,200	1,057,968
*	Ashworth, Inc.	3,300	27,588
*	Audiovox Corp. Class A	23,900	305,203
*	AutoNation, Inc.	321,100	6,714,201
* #	Avatar Holdings, Inc.	1,700	94,911
*	Aztar Corp.	30,900	932,562
*	Ballantyne of Omaha, Inc.	300	1,215
* #	Bally Total Fitness Holding Corp.	12,600	99,918
	Bandag, Inc.	7,900	337,883
	Bandag, Inc. Class A	2,600	95,914
#	Barnes & Noble, Inc.	29,700	1,279,179
	Bassett Furniture Industries, Inc.	7,479	144,270
#	Beazer Homes USA, Inc.	36,603	2,322,460
	Belo Corp. Class A	119,800	2,544,552
* #	Big Lots, Inc.	71,900	913,849
	Blair Corp.	1,752	72,270
*	Bluegreen Corp.	10,600	168,222
	Bob Evans Farms, Inc.	38,900	1,134,713
*	Bombay Co., Inc.	11,800	37,288
	Bon-Ton Stores, Inc.	14,349	390,580
	Books-A-Million, Inc.	10,900	125,786
	Borders Group, Inc.	72,400	1,747,012
	BorgWarner, Inc.	46,200	2,576,574
	Boyd Gaming Corp.	42,300	1,849,779
	Brown Shoe Company, Inc.	17,500	834,750
	Brunswick Corp.	51,400	2,016,422
	Building Materials Holding Corp.	8,900	598,970
	Burlington Coat Factory Warehouse Corp.	51,900	2,337,576
*	California Coastal Communities, Inc.	2,200	84,678
	Callaway Golf Co.	52,600	867,374
*	Capital Pacific Holdings, Inc.	5,700	99,750
*	CarMax, Inc.	1,829	57,467
*	Carriage Services, Inc.	4,700	23,312
*	Casual Male Retail Group, Inc.	6,369	58,022
	Cato Corp. Class A	600	12,522
*	Cavalier Homes, Inc.	5,800	41,006
*	Cavco Industries, Inc.	5,750	264,787
	CBRL Group, Inc.	60,100	2,670,243
	CBS Corp. Class A	1,350	33,034
	CBS Corp. Class B	527,523	12,903,213
#	Centex Corp.	121,000	8,180,810
*	Champion Enterprises, Inc.	3,800	58,976
*	Champps Entertainment, Inc.	1,703	13,726
*	Charlotte Russe Holding, Inc.	4,600	83,720
*	Charming Shoppes, Inc.	46,900	627,991
*	Checkers Drive-In Restaurants, Inc.	3,100	45,539
*	Chromcraft Revington, Inc.	700	9,100
	Circuit City Stores, Inc.	169,700	4,077,891
	Citadel Broadcasting Co.	11,900	132,566
	Clear Channel Communications, Inc.	248,600	7,035,380
	Coachmen Industries, Inc.	9,300	109,740
*	Cobra Electronics Corp.	1,200	13,956
*	Comcast Corp. Class A	487,950	13,091,698
*	Comcast Corp. Special Class A Non-Voting	103,143	2,759,075

6

*	Concord Camera Corp.	6,281	6,909
#	Cooper Tire & Rubber Co.	52,800	786,720
*	Cox Radio, Inc.	18,100	250,323
*	Crown Media Holdings, Inc.	4,277	33,574
	CSS Industries, Inc.	8,150	251,020
*	Culp, Inc.	680	3,366
*	Cumulus Media, Inc. Class A	22,200	257,520
	Cutter & Buck, Inc.	5,924	70,851
#	Dana Corp.	71,500	125,840
* #	Dave & Busters, Inc.	3,400	61,200
*	Deckers Outdoor Corp.	1,800	61,020
*	dELiA*s, Inc.	4,628	41,235
	Delta Apparel, Inc.	1,279	19,824
*	Diedrich Coffee, Inc.	400	1,672
	Dillards, Inc. Class A	101,300	2,499,071
*	Discovery Holding Co. Class A	112,660	1,644,836
	Disney (Walt) Co.	666,400	18,652,536
*	Dixie Group, Inc.	11,100	181,818
* #	Dominion Homes, Inc.	2,300	22,080
	Dover Motorsports, Inc.	16,600	82,502
*	Drew Industries, Inc.	1,200	38,940
*	drugstore.com, Inc.	22,804	57,466
*	Duckwall-ALCO Stores, Inc.	700	16,933
*	Dura Automotive Systems, Inc.	3,100	7,099
#	Eastman Kodak Co.	214,000	6,002,700
*	Emerson Radio Corp.	300	960
*	Emmis Communications Corp. Class A	15,600	255,372
*	Enesco Group, Inc.	3,500	6,545
*	Entercom Communications Corp.	18,700	526,779
*	Entravision Communications Corp.	27,500	204,325
*	Expedia, Inc.	118,511	2,248,154
*	Fairchild Corp. Class A	5,600	13,328
*	Famous Dave’s of America, Inc.	1,900	26,239
	Federated Department Stores, Inc.	267,802	19,024,654
	Finish Line, Inc. Class A	22,700	379,998
*	Finlay Enterprises, Inc.	4,300	36,464
*	Fleetwood Enterprises, Inc.	38,700	437,310
	Foot Locker, Inc.	32,000	739,520
	Ford Motor Co.	839,740	6,692,728
#	Fortune Brands, Inc.	2,000	155,100
*	Franklin Covey Co.	900	6,993
	Fred’s, Inc.	2,900	40,513
#	Furniture Brands International, Inc.	60,100	1,485,672
*	GameStop Corp. Class B	6,493	237,059
*	GameTech International, Inc.	2,500	12,000
* #	Gaylord Entertainment Co.	27,182	1,213,676
#	General Motors Corp.	463,900	9,421,809
	Gentek, Inc.	500	9,480
	Genuine Parts Co.	3,800	169,176
*	G-III Apparel Group, Ltd.	500	7,995
* #	Goodyear Tire & Rubber Co.	6,400	91,712
*	Gottschalks, Inc.	2,400	21,864
	Gray Television, Inc.	39,740	334,611
*	Group 1 Automotive, Inc.	18,700	715,836
* #	GSI Commerce, Inc.	2,500	39,875

7

* #	Guess, Inc.	8,700	314,853
*	Gymboree Corp.	9,000	205,740
*	Ha-Lo Industries, Inc.	19,500	0
	Hancock Fabrics, Inc.	11,900	49,385
	Handleman Co.	24,700	242,801
	Harrah’s Entertainment, Inc.	96,673	6,952,722
*	Harris Interactive, Inc.	22,400	125,888
*	Hartmarx Corp.	12,900	111,843
	Hasbro, Inc.	226,000	4,585,540
*	Hastings Entertainment, Inc.	3,406	18,018
	Haverty Furniture Co., Inc.	12,100	172,425
*	Hayes Lemmerz International, Inc.	4,600	14,398
	Hearst-Argyle Television, Inc.	72,400	1,728,188
	Hilton Hotels Corp.	42,400	1,026,080
	Horton (D.R.), Inc.	110,340	3,763,697
*	IAC/InterActiveCorp	136,711	3,997,430
	IHOP Corp.	8,900	453,010
	ILX Resorts, Inc.	1,300	13,442
*	Image Entertainment, Inc.	6,200	21,080
*	IMPCO Technologies, Inc.	7,244	45,347
* #	Infosonics Corp.	300	3,555
*	Insight Enterprises, Inc.	24,200	521,026
*	Interface, Inc. Class A	10,287	113,980
	International Speedway Corp. Class A	800	37,888
*	Interstate Hotels & Resorts, Inc.	6,800	32,504
	J. Alexander’s Corp.	1,300	10,426
*	J. Jill Group, Inc.	6,900	163,047
*	Jack in the Box, Inc.	1,300	52,000
*	Jakks Pacific, Inc.	4,800	119,136
* #	Jarden Corp.	1,050	31,489
*	Johnson Outdoors, Inc.	500	8,930
#	Jones Apparel Group, Inc.	159,900	4,624,308
*	Jos. A. Bank Clothiers, Inc.	1,202	53,621
*	K2, Inc.	18,324	208,894
	KB Home	2,000	134,060
#	Kellwood Co.	60,400	1,554,696
*	Keystone Automotive Industries, Inc.	4,700	207,740
	Kimball International, Inc. Class B	22,182	314,319
	Knight-Ridder, Inc.	500	30,010
*	LaCrosse Footwear, Inc.	400	4,752
*	Lakes Entertainment, Inc.	1,600	15,840
*	Lamar Advertising Co.	66	3,367
	Landry’s Restaurants, Inc.	25,100	774,837
*	Laureate Education, Inc.	10,168	526,499
*	Lazare Kaplan International, Inc.	900	7,425
#	La-Z-Boy, Inc.	57,000	909,150
#	Lear Corp.	56,700	1,182,762
	Leggett & Platt, Inc.	1,500	35,220
	Lennar Corp. Class A	34,400	2,059,184
	Lennar Corp. Class B	2,140	118,556
*	Lenox Group, Inc.	5,200	69,472
	Levitt Corp. Class A	100	2,326
	Libbey, Inc.	2,400	21,264
*	Liberty Global, Inc. Class A	58,641	1,190,999
*	Liberty Global, Inc. Series C	1,916	37,170

8

*	Liberty Media Corp. Class A	835,696	6,886,135
	Limited Brands, Inc.	38,600	913,662
*	Lin TV Corp.	9,300	86,769
	Lithia Motors, Inc. Class A	14,900	477,396
*	Live Nation, Inc.	31,462	561,597
*	Lodgian, Inc.	7,800	97,812
	Lone Star Steakhouse & Saloon, Inc.	41,400	1,116,144
*	Luby’s, Inc.	3,300	49,203
	M/I Homes, Inc.	13,500	568,620
*	Main Street Restaurant Group, Inc.	1,300	7,150
*	MarineMax, Inc.	7,200	222,192
	McRae Industries, Inc. Class A	1,661	17,482
	MDC Holdings, Inc.	20,364	1,248,110
*	Meade Instruments Corp.	10,614	30,250
	Media General, Inc. Class A	21,800	1,092,180
*	MGM Mirage	115,600	4,273,732
	Michaels Stores, Inc.	61,600	1,977,360
	Modine Manufacturing Co.	32,500	911,625
	Monaco Coach Corp.	27,800	397,818
	Monro Muffler Brake, Inc.	900	32,562
*	Mothers Work, Inc.	300	7,467
	Movado Group, Inc.	17,600	383,680
#	Movie Gallery, Inc.	18,200	58,058
* #	Multimedia Games, Inc.	4,500	47,655
*	National RV Holdings, Inc.	2,500	16,200
* #	Navigant International, Inc.	5,200	57,200
	News Corp. Class A	626,324	10,196,555
	Nobel Learning Communities, Inc.	400	3,800
	Nordstrom, Inc.	3,800	144,400
*	NTL, Inc.	31,500	2,074,275
*	O’Charleys, Inc.	6,808	120,910
*	Office Depot, Inc.	113,391	4,045,791
	OfficeMax, Inc.	77,700	2,278,941
* #	Oneida, Ltd.	2,600	1,482
*	Opinion Research Corp.	5,200	28,652
	Orleans Homebuilders, Inc.	2,100	41,034
#	Oxford Industries, Inc.	14,500	663,810
* #	Palm Harbor Homes, Inc.	8,800	184,360
* #	Payless ShoeSource, Inc.	25,000	592,500
*	PC Mall, Inc.	3,900	24,102
*	Pegasus Communications Corp.	2,500	7,475
	Penney (J.C.) Co., Inc.	235,200	13,792,128
*	Perry Ellis International, Inc.	2,500	55,025
	PETsMART, Inc.	77,300	2,006,708
#	Phillips-Van Heusen Corp.	24,500	869,750
*	Phoenix Footwear Group, Inc.	2,800	14,980
#	Pier 1 Imports, Inc.	17,700	186,381
*	Pinnacle Entertainment, Inc.	12,100	339,405
*	Pomeroy IT Solutions, Inc.	10,400	96,720
*	Proliance International, Inc.	14,651	76,918
	Pulte Homes, Inc.	282,044	10,833,310
*	Radio One, Inc. Class A	8,800	74,360
*	Radio One, Inc. Class D	600	5,004
*	RC2 Corp.	3,900	140,517
*	RCN Corp.	9,400	235,000

9

*	Red Lion Hotels Corp.	300	3,495
*	Regent Communications, Inc.	32,400	148,068
*	Rent-Way, Inc.	9,500	64,315
*	Restoration Hardware, Inc.	4,500	24,210
* #	Retail Ventures, Inc.	9,200	121,992
*	Rex Stores Corp.	4,050	62,046
*	Riviera Holdings Corp.	900	14,445
*	Rockford Corp.	3,600	14,436
*	Rocky Shoes & Boots, Inc.	300	7,122
*	Rubio’s Restaurants, Inc.	600	6,150
	Russ Berrie & Co., Inc.	14,400	195,696
	Russell Corp.	28,900	412,692
*	Ryan’s Restaurant Group, Inc.	41,450	547,554
#	Ryland Group, Inc.	22,000	1,534,500
	Saks, Inc.	121,850	2,302,965
* #	Salton, Inc.	2,800	4,004
	Sauer-Danfoss, Inc.	6,000	128,700
*	Scholastic Corp.	12,987	382,078
*	Sears Holdings Corp.	3,879	467,226
	Service Corp. International	404,700	3,217,365
* #	Sharper Image Corp.	2,600	30,680
	Sherwin-Williams Co.	3,500	159,425
*	Shiloh Industries, Inc.	5,300	86,390
*	Shoe Carnival, Inc.	6,700	150,549
	Sinclair Broadcast Group, Inc. Class A	10,200	73,338
* #	Six Flags, Inc.	35,000	369,250
*	Skechers U.S.A., Inc. Class A	4,800	101,760
	Skyline Corp.	2,300	92,276
*	Smith & Wollensky Restaurant Group, Inc.	3,700	21,867
	Snap-On, Inc.	41,800	1,626,856
	Sonic Automotive, Inc.	34,200	905,958
*	Source Interlink Companies, Inc.	12,500	134,375
*	Southern Energy Homes, Inc.	3,200	19,200
*	Spanish Broadcasting System, Inc.	1,400	7,854
*	Sport Chalet, Inc. Class A	875	7,105
*	Sport Chalet, Inc. Class B	125	1,000
	Stage Stores, Inc.	31,800	927,288
*	Stamps.com, Inc.	1,853	59,685
#	Standard Motor Products, Inc.	3,200	33,952
	Standard Pacific Corp.	43,400	1,425,690
	Starwood Hotels & Resorts Worldwide, Inc.	105,000	6,667,500
*	Steinway Musical Instruments, Inc.	1,600	52,720
	Steven Madden, Ltd.	734	23,525
	Stewart Enterprises, Inc.	25,702	130,309
*	Stoneridge, Inc.	12,650	75,141
	Stride Rite Corp.	31,089	432,137
	Sturm Ruger & Co., Inc.	5,900	42,480
#	Superior Industries International, Inc.	26,800	577,540
	Syms Corp.	6,000	87,600
* #	Syntax-Brillian Corp.	1,375	5,926
*	Systemax, Inc.	2,900	20,155
	Tandy Brand Accessories, Inc.	5,200	56,212
* #	The Dress Barn, Inc.	12,200	526,796
	The Marcus Corp.	18,400	302,312
*	The Men’s Wearhouse, Inc.	6,500	203,580

10

	The Pep Boys - Manny, Moe & Jack	64,100	1,006,370
*	The Sports Authority, Inc.	13,803	505,052
	Time Warner, Inc.	2,840,600	49,170,786
*	Toll Brothers, Inc.	1,300	42,068
	Traffix, Inc.	18,100	94,120
*	Trans World Entertainment Corp.	40,000	240,000
#	Triarc Companies, Inc. Class A	5,500	93,390
	Tribune Co.	180,012	5,508,367
*	Triple Crown Media, Inc.	3,974	26,626
*	Tweeter Home Entertainment Group, Inc.	2,200	17,688
*	Unifi, Inc.	6,000	18,420
	Unifirst Corp.	7,700	258,027
#	United Auto Group, Inc.	64,900	2,806,276
*	United Retail Group, Inc.	1,300	21,515
*	Univision Communications, Inc. Class A	135,730	4,540,168
*	Vail Resorts, Inc.	10,900	360,136
*	ValueVision Media, Inc. Class A	300	3,813
*	Viacom, Inc. Class A	1,350	53,986
*	Viacom, Inc. Class B	563,823	22,530,367
#	Visteon Corp.	25,200	117,432
*	Warnaco Group, Inc.	17,000	394,570
* #	WCI Communities, Inc.	15,700	396,268
*	West Marine, Inc.	8,000	102,960
* #	Whitehall Jewelers, Inc.	2,327	3,746
*	William Lyon Homes, Inc.	4,700	399,970
* #	WMS Industries, Inc.	4,400	127,820
*	XM Satellite Radio Holdings, Inc.	8,400	185,556
*	Zapata Corp.	1,600	9,696
Total Consumer Discretionary			387,923,915

Energy — (11.3%)
	Adams Resources & Energy, Inc.	1,200	31,548
	Amerada Hess Corp.	91,500	12,655,365
	Anadarko Petroleum Corp.	345,634	34,273,067
	Apache Corp.	247,246	16,545,702
	Arch Coal, Inc.	18,995	1,388,724
* #	AstroPower, Inc.	2,200	0
*	Atlas America, Inc.	1,199	80,321
* #	ATP Oil & Gas Corp.	1,400	52,150
*	Brigham Exploration Co.	1,100	9,427
*	Bristow Group, Inc.	15,100	450,886
	Burlington Resources, Inc.	321,400	28,983,852
	Cabot Oil & Gas Corp.	25,650	1,160,919
*	Callon Petroleum Co.	11,100	196,248
*	Carrizo Oil & Gas, Inc.	100	2,329
	Castle Energy Corp.	7,500	168,375
	Chesapeake Energy Corp.	216,700	6,433,823
#	Cimarex Energy Co.	116,900	4,986,954
*	Clayton Williams Energy, Inc.	5,600	243,432
*	Comstock Resources, Inc.	13,300	373,730
	ConocoPhillips	1,524,788	92,951,076
*	Dawson Geophysical Co.	400	10,668
	Devon Energy Corp.	163,800	9,603,594
	Diamond Offshore Drilling, Inc.	77,900	6,028,681
*	Dril-Quip, Inc.	900	45,720

11

*	Edge Petroleum Corp.	4,300	120,142
*	Energy Partners, Ltd.	9,800	225,302
	ENSCO International, Inc.	85,046	3,800,706
	EOG Resources, Inc.	107,900	7,272,460
*	Forest Oil Corp.	46,950	2,331,067
* #	Giant Industries, Inc.	3,400	197,880
* #	Grey Wolf, Inc.	5,400	37,476
	Gulf Island Fabrication, Inc.	2,700	61,371
*	Gulfmark Offshore, Inc.	7,500	205,650
* #	Hanover Compressor Co.	48,483	740,820
*	Harvest Natural Resources, Inc.	11,900	107,219
	Helmerich & Payne, Inc.	40,300	2,650,531
* #	Houston Exploration Co.	14,200	821,328
* #	Input/Output, Inc.	25,800	195,048
	Kerr-McGee Corp.	79,889	7,805,155
*	Key Energy Group, Inc.	50,600	756,470
* #	Lone Star Technologies, Inc.	5,800	288,260
	Marathon Oil Corp.	306,495	21,638,547
	MarkWest Hydrocarbon, Inc.	726	16,611
#	Massey Energy Co.	33,400	1,242,480
* #	Matrix Service Co.	4,000	44,280
*	Maverick Tube Corp.	13,900	646,767
*	Meridian Resource Corp.	27,400	116,176
*	NATCO Group, Inc. Class A	2,600	64,428
*	National-Oilwell, Inc.	3,579	217,890
* #	Newfield Exploration Co.	50,780	1,962,647
*	Newpark Resources, Inc.	18,000	134,280
	Noble Energy, Inc.	72,200	3,035,288
	Occidental Petroleum Corp.	40,776	3,732,635
*	Oil States International, Inc.	17,600	607,728
	Overseas Shipholding Group, Inc.	41,500	2,098,655
*	Parallel Petroleum Corp.	3,900	66,339
*	Parker Drilling Co.	5,700	52,725
#	Peabody Energy Corp.	139,600	6,738,492
	Penn Virginia Corp.	2,400	148,440
* #	Petrohawk Energy Corp.	3,762	47,514
*	Petroleum Development Corp.	1,600	68,816
#	Pioneer Natural Resources Co.	98,600	4,150,074
*	Plains Exploration & Production Co.	20,710	843,932
	Pogo Producing Co.	82,300	4,103,478
*	Pride International, Inc.	60,000	1,858,200
	Range Resources Corp.	28,650	685,594
	Resource America, Inc.	21,000	344,820
#	Rowan Companies, Inc.	66,200	2,664,550
* #	SEACOR Holdings, Inc.	15,908	1,160,807
*	Southwestern Energy Co.	1,400	44,926
* #	Stone Energy Corp.	14,400	596,160
	Sunoco, Inc.	57,800	4,282,980
*	Swift Energy Corp.	25,900	1,003,884
#	Tesoro Petroleum Corp.	30,900	1,866,669
*	TETRA Technologies, Inc.	2,806	105,506
	Tidewater, Inc.	79,200	4,138,200
*	TransMontaigne, Inc.	16,600	125,164
*	Unit Corp.	15,100	802,867
*	Universal Compression Holdings, Inc.	15,100	660,625

12

	USEC, Inc.	87,200	1,084,768
	Valero Energy Corp.	432,800	23,280,312
*	Veritas DGC, Inc.	3,600	151,668
*	Whiting Petroleum Corp.	4,666	189,440
Total Energy			341,118,838

Industrials — (10.7%)
* #	AAR Corp.	12,500	316,375
	Abrams Industries, Inc.	1,400	5,824
*	ABX Air, Inc.	4,981	39,948
	Aceto Corp.	3,500	25,935
*	Active Power, Inc.	10,200	47,532
#	Administaff, Inc.	1,200	56,940
* #	AGCO Corp.	47,100	920,805
	Alamo Group, Inc.	3,735	89,117
*	Alaska Air Group, Inc.	15,600	499,980
	Albany International Corp. Class A	17,000	631,890
	Alexander & Baldwin, Inc.	58,400	2,845,832
*	Allied Waste Industries, Inc.	197,800	2,118,438
	Ambassadors International, Inc.	3,900	68,952
	American Power Conversion Corp.	1,300	26,559
* #	American Superconductor Corp.	3,800	38,304
	Ameron International Corp.	7,300	433,620
* #	AMR Corp.	3,600	90,360
	Amrep Corp.	500	15,580
	Apogee Enterprises, Inc.	8,500	146,965
	Applied Industrial Technologies, Inc.	35,550	1,520,829
	Applied Signal Technologies, Inc.	2,300	53,912
#	Arkansas Best Corp.	22,000	914,320
* #	Armor Holdings, Inc.	8,200	481,586
*	Artesyn Technologies, Inc.	30,400	331,360
*	Astec Industries, Inc.	3,511	126,115
*	Aviall, Inc.	5,100	194,565
*	Axsys Technologies, Inc.	200	3,310
*	AZZ, Inc.	3,400	77,486
	Banta Corp.	12,600	613,746
	Barnes Group, Inc.	7,500	287,850
	Bowne & Co., Inc.	32,500	483,925
	Burlington Northern Santa Fe Corp.	311,900	24,527,816
	C&D Technologies, Inc.	23,100	197,274
	Cascade Corp.	3,500	181,510
*	Casella Waste Systems, Inc. Class A	4,700	66,505
*	CBIZ, Inc.	42,800	310,728
	CDI Corp.	15,700	384,493
*	Celadon Group, Inc.	3,000	72,300
	Cendant Corp.	1,014,984	16,869,034
	Central Parking Corp.	33,500	546,050
*	Cenveo, Inc.	11,500	162,035
* #	Ceradyne, Inc.	1,250	76,100
*	Channell Commercial Corp.	700	3,605
	CIRCOR International, Inc.	15,450	426,420
*	Clean Harbors, Inc.	1,300	42,874
	Comfort Systems USA, Inc.	15,500	170,345
*	Compudyne Corp.	200	1,334
*	Consolidated Graphics, Inc.	5,700	291,099

13

*	Continental Airlines, Inc.	12,500	291,250
*	Cornell Companies, Inc.	3,700	49,987
*	Corrections Corporation of America	13,700	589,237
*	Covenant Transport, Inc. Class A	9,750	151,125
	CSX Corp.	311,600	17,256,408
	Cubic Corp.	32,300	698,326
	Curtiss-Wright Corp.	1,072	66,292
	Deere & Co.	2,300	175,421
* #	Distributed Energy Systems Corp.	1,900	17,727
*	Dollar Thrifty Automotive Group, Inc.	22,900	924,702
	Donnelley (R.R.) & Sons Co.	10,300	346,698
*	Ducommun, Inc.	3,200	70,784
	Eaton Corp.	3,100	215,977
*	EGL, Inc.	5,400	218,430
*	Electro Rent Corp.	9,200	137,080
*	EMCOR Group, Inc.	11,600	505,644
*	Encore Wire Corp.	7,550	235,485
*	EnerSys	8,200	111,356
*	EnPro Industries, Inc.	11,600	380,132
*	ESCO Technologies, Inc.	800	40,624
*	Esterline Technologies Corp.	11,400	474,696
*	Exponent, Inc.	500	15,900
	Federal Signal Corp.	52,200	934,902
	FedEx Corp.	4,782	512,822
*	First Consulting Group, Inc.	1,900	11,875
*	Flanders Corp.	1,600	17,520
	Florida East Coast Industries, Inc.	9,300	472,812
* #	Flowserve Corp.	32,400	1,665,360
*	Foster (L.B.) Co. Class A	700	10,556
* #	Frontier Airlines, Inc.	15,400	110,880
*	Frozen Food Express Industries, Inc.	5,200	60,632
* #	FuelCell Energy, Inc.	18,572	206,706
	G & K Services, Inc. Class A	23,943	936,171
*	Gardner Denver Machinery, Inc.	2,255	138,367
	GATX Corp.	67,697	2,687,571
*	Gehl Co.	3,550	117,470
#	Gencorp, Inc.	19,700	379,225
* #	Genesee & Wyoming, Inc.	4,700	215,025
*	Genlyte Group, Inc.	10,900	674,492
*	Global Payment Technologies, Inc.	200	442
*	GP Strategies Corp.	8,200	59,040
	Granite Construction, Inc.	15,300	709,155
*	Griffon Corp.	23,170	544,958
	Hardinge, Inc.	8,259	137,348
*	Hawk Corp.	600	9,180
	Healthcare Services Group, Inc.	900	16,614
	Heico Corp.	9,800	288,316
	Heico Corp. Class A	4,770	124,068
*	Heidrick & Struggles International, Inc.	6,200	229,400
*	Herley Industries, Inc.	5,500	103,455
* #	Hexcel Corp.	2,100	45,192
*	Hub Group, Inc. Class A	1,000	41,700
*	Hudson Highland Group, Inc.	3,780	62,710
	Hughes Supply, Inc.	80,700	3,732,375
	Hunt (J.B.) Transport Services, Inc.	100,000	2,366,000

14

*	Huttig Building Products, Inc.	4,100	35,547
	IDEX Corp.	12,750	602,438
	IKON Office Solutions, Inc.	168,800	2,219,720
*	Industrial Distribution Group, Inc.	1,300	9,984
*	Infrasource Services, Inc.	3,000	53,610
*	Innotrac Corp.	200	744
*	Innovative Solutions & Support, Inc.	1,200	16,932
*	Insituform Technologies, Inc. Class A	9,500	255,645
	Interpool, Inc.	21,400	419,868
*	Jacuzzi Brands, Inc.	15,200	148,656
	JLG Industries, Inc.	37,300	2,200,327
#	Joy Global, Inc.	11,250	580,050
*	Kadant, Inc.	5,557	104,972
	Kaman Corp. Class A	17,792	404,056
* #	Kansas City Southern	52,200	1,209,474
	Kelly Services, Inc. Class A	35,504	958,253
	Kennametal, Inc.	39,700	2,321,656
*	Key Technology, Inc.	1,300	14,807
*	Kforce, Inc.	900	10,899
*	Kirby Corp.	8,300	508,790
*	Korn/Ferry International	12,400	261,020
*	K-Tron International, Inc.	200	7,980
*	LaBarge, Inc.	1,800	30,132
*	Labor Ready, Inc.	3,600	88,452
*	Ladish Co., Inc.	3,000	65,970
	Laidlaw International, Inc.	7,000	193,200
*	Layne Christensen Co.	800	22,312
	Lennox International, Inc.	44,800	1,440,320
	Lockheed Martin Corp.	133,500	9,728,145
	LSI Industries, Inc.	8,950	139,083
*	Lydall, Inc.	4,800	42,576
*	M&F Worldwide Corp.	6,400	105,600
*	Mac-Gray Corp.	4,300	51,600
*	Magnetek, Inc.	11,700	46,800
* #	MAIR Holdings, Inc.	6,100	31,171
	Manpower, Inc.	36,700	1,968,588
	McGrath Rentcorp.	6,008	165,340
* #	Medialink Worldwide, Inc.	500	2,245
*	Merrimac Industries, Inc.	1,100	9,988
*	Mesa Air Group, Inc.	14,000	159,880
*	Middleby Corp.	500	47,350
* #	Midwest Air Group, Inc.	4,200	22,512
*	Miller Industries, Inc.	3,400	86,700
	Mine Safety Appliances Co.	3,900	155,415
*	Misonix, Inc.	4,400	25,872
*	Mobile Mini, Inc.	5,900	321,432
* #	Modtech Holdings, Inc.	1,800	13,968
* #	Monster Worldwide, Inc.	14,113	690,972
*	Moog, Inc. Class A	7,262	243,713
	Mueller Industries, Inc.	24,300	802,143
	NACCO Industries, Inc. Class A	7,900	1,096,520
*	Nashua Corp.	400	2,724
*	National Patent Development Corp.	7,600	10,868
*	National Technical Systems, Inc.	500	2,580
* #	NCI Building Systems, Inc.	12,600	726,768

15

*	NCO Group, Inc.	13,097	294,290
	Norfolk Southern Corp.	592,400	30,319,032
	Northrop Grumman Corp.	361,610	23,179,201
*	Old Dominion Freight Line, Inc.	675	17,793
*	On Assignment, Inc.	2,500	27,725
* #	Orbital Sciences Corp.	25,813	393,132
*	P.A.M. Transportation Services, Inc.	400	8,412
	Paccar, Inc.	3,825	267,253
	Parker Hannifin Corp.	2,600	203,242
*	Park-Ohio Holdings Corp.	2,800	58,016
*	Patrick Industries, Inc.	100	1,099
*	Patriot Transportation Holding, Inc.	200	13,552
*	PHH Corp.	34,238	978,864
*	Pico Holdings, Inc.	9,700	327,569
*	Powell Industries, Inc.	1,400	31,570
*	Power-One, Inc.	10,800	61,236
	Precision Castparts Corp.	96,310	5,108,282
	Preformed Line Products Co.	100	4,105
	Providence & Worcester Railroad Co.	1,500	24,390
#	PW Eagle, Inc.	500	11,045
*	Quanta Services, Inc.	45,300	620,157
*	RailAmerica, Inc.	17,600	174,240
	Raytheon Co.	535,600	23,245,040
*	RCM Technologies, Inc.	800	4,864
#	Regal-Beloit Corp.	38,100	1,533,144
*	RemedyTemp, Inc.	3,200	33,600
*	Republic Airways Holdings, Inc.	13,800	193,476
	Robbins & Myers, Inc.	13,600	285,328
*	Rush Enterprises, Inc. Class A	8,900	164,650
*	Rush Enterprises, Inc. Class B	500	8,635
	Ryder System, Inc.	86,300	3,826,542
*	SCS Transportation, Inc.	10,900	294,627
*	Sequa Corp. Class A	3,300	280,203
*	Sequa Corp. Class B	800	67,992
* #	Shaw Group, Inc.	25,300	843,755
*	Sitel Corp.	5,500	19,910
	Skywest, Inc.	74,500	2,158,265
*	SL Industries, Inc.	400	6,040
	Smith (A.O.) Corp.	22,500	1,041,750
	Smith (A.O.) Corp. Convertible Class A	2,200	101,860
*	SOURCECORP, Inc.	9,300	238,080
	Southwest Airlines Co.	1,158,000	19,419,660
*	Spherion Corp.	24,800	247,504
	SPX Corp.	88,900	4,378,325
	Standard Register Co.	14,600	239,732
	Steelcase, Inc. Class A	41,400	703,800
	Stewart & Stevenson Services, Inc.	16,700	575,315
*	Strategic Distribution, Inc.	200	1,954
	Supreme Industries, Inc.	1,310	9,799
*	Swift Transportation Co., Inc.	26,920	641,773
	Sypris Solutions, Inc.	12,801	132,746
*	TB Wood’s Corp.	5,400	64,800
	Tecumseh Products Co. Class A	6,484	146,603
	Teleflex, Inc.	24,400	1,577,460
*	TeleTech Holdings, Inc.	25,100	309,985

16

* #	Terex Corp.	19,600	1,551,340
*	Tetra Tech, Inc.	3,200	56,992
	Textron, Inc.	66,600	5,868,126
#	The Brink’s Co.	19,900	974,503
*	The Geo Group, Inc.	1,600	36,160
*	The Lamson & Sessions Co.	12,600	297,486
* #	Thomas & Betts Corp.	63,600	3,129,120
#	Timken Co.	97,000	2,781,960
	Todd Shipyards Corp.	1,100	29,260
*	Transport Corporation of America, Inc.	200	2,004
*	TRC Companies, Inc.	5,200	57,564
	Tredegar Industries, Inc.	37,300	615,450
#	Trinity Industries, Inc.	53,300	2,824,900
*	Triumph Group, Inc.	5,400	225,990
*	U.S. Xpress Enterprises, Inc. Class A	800	13,648
	Union Pacific Corp.	384,800	34,074,040
* #	United Rentals, Inc.	58,300	1,900,580
* #	United Stationers, Inc.	9,700	480,150
	Universal Forest Products, Inc.	16,700	1,032,561
* #	URS Corp.	31,500	1,373,085
* #	US Airways Group, Inc.	990	32,759
*	USA Truck, Inc.	1,900	55,917
	Valmont Industries, Inc.	6,900	250,953
	Viad Corp.	8,400	268,884
	Vicor Corp.	13,200	262,548
*	Volt Information Sciences, Inc.	13,400	320,662
#	Walter Industries, Inc.	30,140	1,984,116
	Washington Group International, Inc.	2,000	116,740
* #	Waste Connections, Inc.	14,550	533,112
	Waste Industries USA, Inc.	16,100	249,550
*	Water Pik Technologies, Inc.	6,100	168,055
	Watsco, Inc. Class A	23,900	1,663,918
#	Watts Water Technologies, Inc.	9,300	332,754
	Werner Enterprises, Inc.	100,432	1,951,394
* #	WESCO International, Inc.	700	40,124
*	Westaff, Inc.	3,500	15,435
*	Willis Lease Finance Corp.	1,200	11,412
*	Wolverine Tube, Inc.	100	367
	Woodward Governor Co.	14,400	462,960
*	Xanser Corp.	10,600	46,322
* #	YRC Worldwide, Inc.	25,528	1,221,260
Total Industrials			321,555,052

Information Technology — (7.7%)
*	3Com Corp.	177,600	825,840
*	Actel Corp.	12,600	183,834
*	ActivCard Corp.	7,100	25,986
* #	Activision, Inc.	2,810	35,125
*	Adaptec, Inc.	31,208	195,362
* #	ADC Telecommunications, Inc.	1,839	46,563
*	ADE Corp.	2,500	82,700
#	Adobe Systems, Inc.	14,352	554,274
*	Advanced Digital Information Corp.	25,200	218,232
*	Advanced Energy Industries, Inc.	100	1,432
*	Advanced Micro Devices, Inc.	19,200	742,464

17

*	Advanced Power Technology, Inc.	1,200	18,252
*	Aeroflex, Inc.	33,100	430,300
*	Aetrium, Inc.	1,200	6,444
*	Agile Software Corp.	28,500	197,790
	Agilysys, Inc.	29,100	415,839
	American Software, Inc. Class A	8,900	60,520
* #	Amkor Technology, Inc.	300	2,664
* #	Anadigics, Inc.	3,700	23,347
*	Analex Corp.	500	1,330
*	Analysts International Corp.	200	542
*	Anaren, Inc.	8,500	146,030
*	Andrew Corp.	80,773	1,095,282
#	Anixter International, Inc.	16,100	736,575
*	Answerthink, Inc.	13,300	81,396
*	APA Enterprises, Inc.	3,493	4,366
*	Apple Computer, Inc.	266,000	18,231,640
*	Applied Films Corp.	5,400	103,734
*	Applied Innovation, Inc.	5,600	22,904
* #	Applied Micro Circuits Corp.	102,300	369,303
* #	aQuantive, Inc.	9,000	239,310
*	Ariba, Inc.	4,600	46,920
* #	Arris Group, Inc.	59,400	753,786
*	Arrow Electronics, Inc.	70,300	2,445,737
	Astro-Med, Inc.	200	2,000
*	Atmel Corp.	48,508	220,711
*	Autobytel, Inc.	7,300	34,091
*	Avici Systems, Inc.	400	1,444
* #	Avid Technology, Inc.	1,717	80,424
*	Avnet, Inc.	85,000	2,136,050
*	Avocent Corp.	19,300	644,813
	AVX Corp.	185,600	3,073,536
*	Aware, Inc.	19,335	104,216
*	Axcelis Technologies, Inc.	49,100	339,281
*	AXT, Inc.	100	291
* #	BearingPoint, Inc.	99,600	887,436
#	Belden CDT, Inc.	51,550	1,328,959
*	Bell Industries, Inc.	2,700	6,750
* #	Bell Microproducts, Inc.	10,200	61,302
*	Benchmark Electronics, Inc.	15,900	559,998
	Black Box Corp.	21,900	1,046,382
	Bogen Communications International, Inc.	700	4,288
* #	Bookham, Inc.	1,100	7,678
*	Borland Software Corp.	20,900	110,979
*	Bottomline Technologies, Inc.	1,000	12,270
*	Brightpoint, Inc.	3,937	111,378
*	Broadcom Corp.	29,550	1,332,410
	CA Inc.	80,212	2,178,558
*	CalAmp Corp.	6,600	66,330
*	Captaris, Inc.	11,900	46,767
*	Carreker Corp.	2,200	13,024
*	Carrier Access Corp.	200	1,020
*	Catalyst Semiconductor, Inc.	2,700	13,635
*	C-COR, Inc.	12,800	90,880
* #	CellStar Corp.	1,500	4,875
*	Centillium Communications, Inc.	6,200	18,352

18

*	CheckFree Corp.	13,200	652,872
*	Checkpoint Systems, Inc.	24,200	691,152
*	Ciber, Inc.	32,200	186,438
*	Ciena Corp.	125,415	504,168
*	Clarus Corp.	8,800	62,832
*	CNET Networks, Inc.	37,400	517,616
*	Coherent, Inc.	13,100	425,226
	Cohu, Inc.	7,081	149,551
*	Comarco, Inc.	8,700	103,965
* #	CommScope, Inc.	17,300	415,027
*	Computer Horizons Corp.	11,500	53,475
*	Computer Sciences Corp.	38,000	2,064,920
*	Computer Task Group, Inc.	785	3,171
*	Compuware Corp.	170,400	1,398,984
*	Comtech Telecommunications Corp.	1,100	34,463
*	Comverse Technology, Inc.	30,052	864,296
*	Conexant Systems, Inc.	36,710	109,396
* #	Convera Corp.	2,500	24,500
*	Convergys Corp.	62,800	1,090,836
*	Corning, Inc.	453,000	11,057,730
*	Cosine Communications, Inc.	800	1,848
*	Covansys Corp.	12,279	183,939
* #	Credence Systems Corp.	43,200	374,112
* #	Cree, Inc.	2,000	59,900
	CTS Corp.	34,400	424,840
*	Cyberoptics Corp.	600	9,252
*	Cybersource Corp.	6,300	52,668
* #	Cypress Semiconductor Corp.	41,300	733,488
*	Datastream Systems, Inc.	2,930	29,710
	Diebold, Inc.	200	8,000
*	Digi International, Inc.	4,800	52,176
*	Digimarc Corp.	6,100	45,201
*	Digital Angel Corp.	3,500	13,650
*	Digital Insight Corp.	2,000	66,100
*	Digitas, Inc.	11,881	167,879
*	Diodes, Inc.	1,575	59,504
*	Ditech Communications Corp.	13,400	138,154
*	Dot Hill Systems Corp.	19,900	134,524
*	Dycom Industries, Inc.	17,099	365,064
*	Echelon Corp.	14,400	116,640
*	eFunds Corp.	16,100	435,988
*	Electro Scientific Industries, Inc.	8,300	207,168
	Electronic Data Systems Corp.	631,500	16,861,050
*	Electronics for Imaging, Inc.	19,900	533,718
*	eLoyalty Corp.	300	4,044
*	EMC Corp.	26,550	372,231
*	EMS Technologies, Inc.	6,300	110,250
*	Emulex Corp.	3,300	58,740
*	Entrust, Inc.	53,572	198,216
*	ePlus, Inc.	3,000	42,300
*	ESS Technology, Inc.	9,600	35,904
*	Exar Corp.	14,569	181,384
*	Extreme Networks, Inc.	31,432	145,530
	Fair Isaac Corp.	12,922	550,736
*	Fairchild Semiconductor Corp. Class A	50,966	885,789

19

* #	Faro Technologies, Inc.	1,300	20,787
*	Forrester Research, Inc.	700	15,827
*	FSI International, Inc.	8,100	47,871
* #	Genesis Microchip, Inc.	15,900	341,850
*	Gerber Scientific, Inc.	3,700	38,443
*	Glenayre Technologies, Inc.	400	1,560
*	Globecomm Systems, Inc.	10,200	66,912
* #	Globix Corp.	3,900	7,215
*	GSE Systems, Inc.	2,236	3,689
*	GTSI Corp.	3,200	24,288
*	Harmonic, Inc.	2,400	13,848
#	Harris Corp.	35,200	1,607,936
*	Hauppauge Digital, Inc.	1,200	4,920
*	Hewitt Associates, Inc. Class A	1,100	29,689
	Hewlett-Packard Co.	2,266,500	74,363,865
*	hi/fn, Inc.	2,300	16,169
*	Hutchinson Technology, Inc.	17,900	492,429
*	Hypercom Corp.	22,000	169,180
*	Identix, Inc.	26,579	217,150
*	iGATE Capital Corp.	19,300	128,345
	Imation Corp.	31,500	1,381,275
*	InFocus Corp.	8,525	34,612
* #	Informatica Corp.	400	6,408
	Inforte Corp.	6,700	27,738
*	InfoSpace, Inc.	10,100	243,511
*	Ingram Micro, Inc.	102,400	2,025,472
*	Innovex, Inc.	6,100	26,169
*	Integrated Device Technology, Inc.	109,800	1,630,530
*	Integrated Silicon Solution, Inc.	10,736	67,852
*	Intergraph Corp.	3,845	139,420
*	Interland, Inc.	4,900	28,371
*	Interlink Electronics, Inc.	1,700	5,423
*	Intermec, Inc.	28,900	886,652
* #	International Rectifier Corp.	21,700	805,070
*	Internet Security Systems, Inc.	12,900	300,699
*	Interphase Corp.	1,100	6,765
	Intersil Corp.	213,665	6,055,266
*	Interwoven, Inc.	21,000	182,700
*	Intest Corp.	600	2,682
*	IntriCon Corp.	500	2,950
*	Iomega Corp.	7,200	20,160
*	iPass, Inc.	7,900	58,302
* #	IPIX Corp.	1,700	3,179
*	Iron Mountain, Inc.	450	19,665
*	IXYS Corp.	5,690	60,883
*	Jaco Electronics, Inc.	1,300	4,641
*	JDA Software Group, Inc.	11,400	156,522
*	Keane, Inc.	26,300	308,762
*	Kemet Corp.	31,200	277,992
*	Key Tronic Corp.	700	2,730
*	Keynote Systems, Inc.	12,100	136,125
* #	Komag, Inc.	400	18,736
*	Lattice Semiconductor Corp.	25,300	115,115
* #	Lawson Software, Inc.	5,800	46,110
*	LeCroy Corp.	3,900	57,720

20

*	Lightbridge, Inc.	7,900	77,499
*	Logility, Inc.	1,000	10,760
*	LSI Logic Corp.	127,300	1,241,175
*	LTX Corp.	14,651	82,925
*	Management Network Group, Inc.	5,900	14,160
*	Mapinfo Corp.	6,700	90,383
*	Mastec, Inc.	10,700	138,565
*	Maxtor Corp.	128,900	1,237,440
*	McDATA Corp. Class A	52,300	231,166
*	McDATA Corp. Class B	4,600	18,492
*	MedQuist, Inc.	8,300	116,200
*	Merix Corp.	6,300	60,984
	Methode Electronics, Inc.	26,088	320,100
*	Metrologic Instruments, Inc.	6,432	144,141
*	Micro Linear Corp.	4,000	6,200
*	Micron Technology, Inc.	378,400	5,868,984
* #	Microsemi Corp.	17,900	550,425
*	Microtune, Inc.	5,400	29,160
* #	Midway Games, Inc.	3,000	29,730
*	MKS Instruments, Inc.	25,900	579,124
*	Mobius Management Systems, Inc.	1,300	8,333
*	Moldflow Corp.	2,000	28,140
*	Motive, Inc.	5,000	16,600
*	MPS Group, Inc.	86,100	1,303,554
*	MRO Software, Inc.	23,400	344,916
* #	MSC.Software Corp.	8,500	154,700
*	Nanometrics, Inc.	2,200	29,216
*	Napco Security Systems, Inc.	120	1,825
	National Semiconductor Corp.	7,200	201,960
*	NCR Corp.	1,000	40,090
*	Neoware Systems, Inc.	400	9,812
*	NetIQ Corp.	11,300	127,690
* #	Netopia, Inc.	300	1,050
*	NetRatings, Inc.	23,100	300,993
*	NetScout Systems, Inc.	22,100	149,396
*	Network Equipment Technologies, Inc.	26,700	109,203
*	Newport Corp.	24,000	425,760
*	Novell, Inc.	187,400	1,782,174
*	Nu Horizons Electronics Corp.	12,600	109,998
* #	Nuance Communications, Inc.	26,400	282,480
* #	NYFIX, Inc.	9,700	64,311
*	Openwave Systems, Inc.	2,500	49,625
*	OPNET Technologies, Inc.	23,600	226,560
*	Optical Cable Corp.	1,700	8,551
*	Optical Communication Products, Inc.	5,800	16,414
* #	OSI Systems, Inc.	9,800	203,350
*	OYO Geospace Corp.	2,400	113,736
* #	Palm, Inc.	1,415	58,440
*	Panavision, Inc.	600	2,250
*	PAR Technology Corp.	900	16,200
	Park Electrochemical Corp.	12,600	363,762
*	Paxar Corp.	17,300	331,814
*	PC Connection, Inc.	14,861	81,438
*	PC-Tel, Inc.	6,700	50,585
*	Pegasus Solutions, Inc.	5,900	54,516

21

*	Pegasystems, Inc.	19,704	161,179
*	Perceptron, Inc.	3,200	26,048
*	Performance Technologies, Inc.	1,400	11,060
*	Pericom Semiconductor Corp.	9,833	88,595
*	Pervasive Software, Inc.	1,300	5,512
*	Pfsweb, Inc.	2,776	4,497
*	Phoenix Technologies, Ltd.	7,400	51,282
*	Photon Dynamics, Inc.	900	19,071
*	Photronics, Inc.	16,000	281,120
*	Pixelworks, Inc.	10,700	48,257
*	Planar Systems, Inc.	5,500	85,470
*	PLATO Learning, Inc.	13,300	105,336
*	Plexus Corp.	10,100	338,956
*	PLX Technology, Inc.	2,800	33,824
* #	Polycom, Inc.	45,000	873,900
* #	Powerwave Technologies, Inc.	29,389	431,431
*	Presstek, Inc.	3,498	44,320
	Printronix, Inc.	3,600	53,208
#	Procom Technology, Inc.	900	756
*	Quantum Corp.	54,600	194,922
*	QuickLogic Corp.	95	476
*	Quovadx, Inc.	6,364	18,137
*	RadiSys Corp.	8,700	158,688
*	RealNetworks, Inc.	22,600	177,636
*	RF Monolithics, Inc.	5,299	29,780
	Richardson Electronics, Ltd.	12,270	103,804
*	Rofin-Sinar Technologies, Inc.	2,200	115,896
*	RSA Security, Inc.	19,200	281,856
*	Rudolph Technologies, Inc.	8,241	135,818
*	S1 Corp.	16,900	69,628
	Sabre Holdings Corp.	136,900	3,303,397
*	Safeguard Scientifics, Inc.	1,600	3,040
*	SafeNet, Inc.	13,418	334,377
* #	Sandisk Corp.	6,936	418,518
*	Sanmina-SCI Corp.	199,400	769,684
*	SBS Technologies, Inc.	5,500	60,995
* #	SCM Microsystems, Inc.	7,900	27,255
*	Seachange International, Inc.	9,000	81,090
*	Selectica, Inc.	29,569	81,315
*	Semitool, Inc.	26,400	333,432
*	Silicon Storage Technology, Inc.	43,700	197,524
*	SimpleTech, Inc.	10,096	41,999
*	Sipex Corp.	30,000	90,000
*	Skyworks Solutions, Inc.	56,080	294,981
*	Solectron Corp.	405,398	1,463,487
*	SonicWALL, Inc.	28,345	190,195
*	Spectrum Control, Inc.	3,500	26,075
*	Standard Microsystems Corp.	7,300	237,396
*	Stellent, Inc.	6,775	74,186
*	Stratos International, Inc.	3,500	23,555
*	Sun Microsystems, Inc.	866,700	3,614,139
*	Sunrise Telecom, Inc.	14,900	25,926
*	Sycamore Networks, Inc.	87,900	410,493
*	Sykes Enterprises, Inc.	16,100	214,452
#	Symbol Technologies, Inc.	202	2,347

22

*	Symmetricom, Inc.	4,141	37,145
*	SYNNEX Corp.	1,600	29,552
*	Tech Data Corp.	33,300	1,382,949
	Technitrol, Inc.	29,600	647,648
*	TechTeam Global, Inc.	5,000	53,750
	Tektronix, Inc.	1,766	54,393
*	Tellabs, Inc.	258,072	3,791,078
*	Telular Corp.	5,000	15,650
*	Teradyne, Inc.	5,600	94,024
*	TheStreet.com, Inc.	6,700	51,992
*	THQ, Inc.	18,129	435,096
*	TIBCO Software, Inc.	68,700	595,629
*	Tier Technologies, Inc. Class B	8,900	67,640
*	Tollgrade Communications, Inc.	5,100	72,675
*	Triquint Semiconductor, Inc.	57,700	273,498
*	TTM Technologies, Inc.	13,388	172,839
*	Tyler Technologies, Inc.	17,600	174,416
*	Ulticom, Inc.	22,000	245,960
*	Ultratech, Inc.	5,400	107,946
*	Unisys Corp.	74,600	498,328
	United Online, Inc.	18,200	218,582
*	ValueClick, Inc.	20,100	351,951
*	Veeco Instruments, Inc.	11,300	227,017
*	VeriSign, Inc.	88,500	2,093,910
* #	Viasat, Inc.	3,300	88,605
*	Video Display Corp.	600	5,400
*	Vignette Corp.	15,500	249,550
*	Vishay Intertechnology, Inc.	94,000	1,364,880
*	Vitesse Semiconductor, Inc.	50,800	160,020
*	Vitria Technology, Inc.	200	546
* #	Vyyo, Inc.	1,400	9,968
*	WatchGuard Technologies, Inc.	16,500	66,990
*	webMethods, Inc.	6,000	44,640
*	White Electronics Designs Corp.	7,100	42,955
*	Wind River Systems, Inc.	5,390	83,383
	Wireless Telecom Group, Inc.	12,600	34,902
	Woodhead Industries, Inc.	11,100	160,950
*	Xerox Corp.	158,800	2,366,120
*	Zhone Technologies, Inc.	400	976
*	Zomax, Inc.	14,333	29,383
*	Zoran Corp.	21,732	429,859
*	Zygo Corp.	15,000	257,850
Total Information Technology			230,992,467

Materials — (5.8%)
*	AEP Industries, Inc.	2,200	59,224
	Airgas, Inc.	77,640	2,825,320
	Albemarle Corp.	56,900	2,415,405
#	Alcoa, Inc.	127,552	3,739,825
* #	Aleris International, Inc.	2,363	101,207
#	Allegheny Technologies, Inc.	4,200	212,142
*	American Pacific Corp.	500	2,865
	Aptargroup, Inc.	6,400	339,520
	Arch Chemicals, Inc.	17,700	499,494
	Ashland, Inc.	94,800	6,187,596

23

#	Bowater, Inc.	56,100	1,459,722
*	Brush Engineered Materials, Inc.	11,600	201,956
*	Buckeye Technologies, Inc.	12,800	112,768
	Cabot Corp.	54,000	1,999,080
	Calgon Carbon Corp.	26,900	209,282
*	Caraustar Industries, Inc.	16,500	167,805
	Carpenter Technology Corp.	21,500	1,797,185
*	Century Aluminum Co.	24,600	875,514
*	Chaparral Steel Co.	23,600	1,081,116
#	Chemtura Corp.	80,379	890,599
	Chesapeake Corp.	15,600	205,764
	Cleveland-Cliffs, Inc.	600	51,630
	Commercial Metals Co.	41,400	1,875,006
*	Continental Materials Corp.	100	2,800
*	Crown Holdings, Inc.	64,200	1,174,860
	Cytec Industries, Inc.	57,800	3,083,052
*	Devcon International Corp.	300	2,628
	Eagle Materials, Inc.	57,543	3,114,803
	Eagle Materials, Inc. Class B	1,545	82,951
	Eastman Chemical Co.	22,900	1,129,657
	Ferro Corp.	1,300	26,104
*	FMC Corp.	10,000	608,100
	Gibraltar Industries, Inc.	36,300	926,013
	Glatfelter (P.H.) Co.	36,700	603,348
*	Graphic Packaging Corp.	5,000	13,000
	H.B. Fuller Co.	12,700	515,620
	International Paper Co.	514,912	16,873,666
	Kronos Worldwide, Inc.	371	10,796
#	LaFarge North America, Inc.	85,600	7,093,672
*	Landec Corp.	3,300	23,925
*	Lesco, Inc.	3,300	53,625
	Louisiana-Pacific Corp.	140,500	3,994,415
	Lubrizol Corp.	69,200	2,993,592
	Lyondell Chemical Co.	292,555	6,120,251
#	Martin Marietta Materials, Inc.	24,300	2,369,250
*	Material Sciences Corp.	4,700	61,147
	MeadWestavco Corp.	237,900	6,618,378
#	Minerals Technologies, Inc.	19,000	1,017,070
	Monsanto Co.	118,700	9,956,556
	Myers Industries, Inc.	45,250	724,000
*	NewMarket Corp.	8,800	303,336
	Newmont Mining Corp.	2,294	121,398
#	NL Industries, Inc.	14,500	191,255
	NN, Inc.	10,100	124,634
*	Northwest Pipe Co.	500	13,235
#	Nucor Corp.	71,600	6,161,180
	Olympic Steel, Inc.	2,500	65,900
*	OM Group, Inc.	9,300	197,253
* #	Oregon Steel Mills, Inc.	12,600	477,288
*	Owens-Illinois, Inc.	77,200	1,446,728
*	Pactiv Corp.	1,800	41,274
	Phelps Dodge Corp.	70,800	9,770,400
*	PolyOne Corp.	19,400	169,362
	Pope & Talbot, Inc.	3,776	28,584
	Quaker Chemical Corp.	8,100	161,919

24

	Quanex Corp.	18,150	1,126,571
#	Reliance Steel & Aluminum Co.	30,300	2,496,417
	Rock of Ages Corp.	300	1,530
	Rock-Tenn Co. Class A	30,300	397,536
	Rohm & Haas Co.	700	34,825
	Rotonics Manufacturing, Inc.	1,700	5,440
	RPM International, Inc.	110,800	1,998,832
*	RTI International Metals, Inc.	18,300	769,515
	Ryerson Tull, Inc.	22,300	562,852
	Schnitzer Steel Industries, Inc. Class A	28,200	877,020
	Schulman (A.), Inc.	26,800	627,924
	Schweitzer-Maudoit International, Inc.	11,400	292,980
*	Sealed Air Corp.	20,800	1,183,104
	Sensient Technologies Corp.	52,500	940,800
*	Smurfit-Stone Container Corp.	116,045	1,522,510
	Spartech Corp.	37,600	909,920
#	Steel Dynamics, Inc.	54,100	2,488,600
	Steel Technologies, Inc.	13,300	366,947
	Stepan Co.	3,900	104,169
*	Stillwater Mining Co.	26,600	346,066
	Summa Industries, Inc.	2,200	17,050
	Temple-Inland, Inc.	77,000	3,285,590
*	Terra Industries, Inc.	35,300	250,277
#	Texas Industries, Inc.	23,500	1,425,510
*	U.S. Concrete, Inc.	10,400	130,312
#	United States Steel Corp.	151,500	8,256,750
*	Universal Stainless & Alloy Products, Inc.	170	3,305
	Valhi, Inc.	107,100	1,911,735
	Wausau-Mosinee Paper Corp.	57,800	751,400
	Wellman, Inc.	27,200	170,816
	Weyerhaeuser Co.	333,400	22,767,886
	Worthington Industries, Inc.	79,200	1,552,320
* #	Zoltek Companies, Inc.	16,800	289,968
Total Materials			173,643,527

Telecommunication Services — (5.3%)
*	@Road, Inc.	27,200	140,352
	Alltel Corp.	400	25,260
*	American Tower Corp.	63,600	2,024,388
	AT&T, Inc.	3,658,583	100,940,305
*	Broadwing Corp.	14,800	132,608
	CenturyTel, Inc.	3,100	111,538
	Citizens Communications Co.	127,000	1,695,450
*	Crown Castle International Corp.	91,700	2,874,795
	CT Communications, Inc.	16,441	217,679
	D&E Communications, Inc.	9,568	97,115
*	General Communications, Inc. Class A	16,080	180,900
	Hector Communications Corp.	200	5,530
*	IDT Corp.	10,500	124,215
* #	IDT Corp. Class B	27,500	326,975
*	LCC International, Inc. Class A	3,800	11,400
* #	Level 3 Communications, Inc.	36,400	123,760
*	Premiere Global Services, Inc.	3,900	32,019
*	Price Communications Corp.	12,038	201,637
*	Qwest Communications International, Inc.	97,600	616,832

25

	Sprint Nextel Corp.	986,386	23,702,856
*	SunCom Wireless Holdings, Inc.	27,600	46,920
	SureWest Communications	17,050	431,024
*	TALK America Holdings, Inc.	13,100	111,743
	Telephone & Data Systems, Inc.	60,800	2,273,920
	Telephone & Data Systems, Inc. Special Shares	41,500	1,489,850
*	Time Warner Telecom, Inc.	6,998	88,385
*	United States Cellular Corp.	32,900	1,807,855
	Verizon Communications, Inc.	581,200	19,586,440
*	Wireless Facilities, Inc.	17,500	78,750
*	Xeta Corp.	78	154
Total Telecommunication Services			159,500,655

Consumer Staples — (3.9%)
	Albertson’s, Inc.	457,700	11,643,888
	Alliance One International, Inc.	29,700	132,165
#	American Italian Pasta Co.	15,100	65,685
	Archer-Daniels-Midland Co.	738,965	23,439,970
* #	BJ’s Wholesale Club, Inc.	500	15,830
#	Cal-Maine Foods, Inc.	2,116	13,542
	Casey’s General Stores, Inc.	38,160	1,000,937
* #	Central Garden & Pet Co.	8,200	445,752
	Chiquita Brands International, Inc.	12,300	211,806
	Coca-Cola Enterprises, Inc.	505,100	9,925,215
*	Constellation Brands, Inc. Class A	38,600	1,016,724
	Corn Products International, Inc.	96,700	2,607,032
*	Dean Foods Co.	57,000	2,135,790
	Del Monte Foods Co.	84,600	920,448
	Farmer Brothers Co.	5,000	108,750
#	Flowers Foods, Inc.	58,725	1,614,937
*	Foodarama Supermarkets, Inc.	100	5,250
*	Genesee Corp. Class B	100	161
* #	Great Atlantic & Pacific Tea Co., Inc.	13,900	448,414
*	Griffin Land & Nurseries, Inc. Class A	400	12,700
*	Hain Celestial Group, Inc.	18,200	424,788
*	Hines Horticulture, Inc.	1,600	5,936
#	Imperial Sugar Co. (New)	2,000	52,400
	Ingles Market, Inc. Class A	15,000	247,650
* #	Interstate Bakeries Corp.	14,600	104,390
	J & J Snack Foods Corp.	1,400	47,530
	J. M. Smucker Co.	76,582	3,026,521
#	Kraft Foods, Inc.	461,040	13,872,694
	Lance, Inc.	14,000	304,360
#	Longs Drug Stores Corp.	28,900	1,108,893
	MGP Ingredients, Inc.	15,300	203,949
	Molson Coors Brewing Co.	81,200	5,095,300
*	Monterey Pasta Co.	7,500	29,325
	Nash Finch Co.	10,300	319,300
*	Natrol, Inc.	900	1,980
*	Omega Protein Corp.	6,600	41,514
*	Pathmark Stores, Inc.	9,720	97,783
	PepsiAmericas, Inc.	169,900	4,064,008
* #	Performance Food Group Co.	21,500	631,455
#	Pilgrim’s Pride Corp.	30,700	707,942
* #	PriceSmart, Inc.	7,850	62,800

26

*	Pyramid Breweries, Inc.	4,000	9,680
	Ralcorp Holdings, Inc.	800	30,896
* #	Redhook Ale Brewery, Inc.	5,900	20,567
#	Reynolds American, Inc.	134,600	14,287,790
	Ruddick Corp.	32,800	793,104
	Seaboard Corp.	1,100	1,643,400
*	Smart & Final Food, Inc.	15,300	231,030
* #	Smithfield Foods, Inc.	70,600	1,865,958
	Spartan Stores, Inc.	6,800	80,172
#	Supervalu, Inc.	169,700	5,362,520
	Tasty Baking Co.	4,500	32,220
	The Topps Co., Inc.	9,500	76,760
*	TreeHouse Foods, Inc.	13,400	302,170
	Tyson Foods, Inc. Class A	323,230	4,373,302
	Universal Corp.	28,600	1,163,162
	Weis Markets, Inc.	23,800	1,062,908
*	Wild Oats Markets, Inc.	1,000	17,950
* #	Winn-Dixie Stores, Inc.	13,200	4,818
Total Consumer Staples			117,573,921

Health Care — (3.6%)
*	Accelrys, Inc.	15,400	95,480
	Aetna, Inc.	367,600	18,747,600
*	Air Methods Corp.	3,200	75,872
*	Albany Molecular Research, Inc.	15,000	151,350
* #	Alexion Pharmaceuticals, Inc.	1,500	56,370
*	Allied Healthcare International, Inc.	9,100	44,044
*	Allied Healthcare Products, Inc.	100	562
	Alpharma, Inc. Class A	45,100	1,364,275
*	American Dental Partners, Inc.	2,550	33,226
	American Shared Hospital Services	250	1,675
	AmerisourceBergen Corp.	272,744	12,543,497
*	AMN Healthcare Services, Inc.	6,900	143,106
	Analogic Corp.	16,533	891,955
*	Andrx Corp.	300	5,880
*	Applera Corp. - Celera Genomics Group	3,900	44,811
*	Arena Pharmaceuticals, Inc.	2,400	42,504
*	Arqule, Inc.	3,500	18,830
*	Aspect Medical Systems, Inc.	1,400	37,506
	Atrion Corp.	100	7,459
* #	ATS Medical, Inc.	1,600	4,400
*	Avigen, Inc.	7,700	43,890
*	Beverly Enterprises, Inc.	17,500	216,300
*	BioMarin Pharmaceutical, Inc.	5,028	65,766
*	Bio-Rad Laboratories, Inc. Class A	3,500	200,585
*	BioScrip, Inc.	17,300	124,041
*	Bioveris Corp.	600	2,586
*	Bruker BioSciences Corp.	20,600	92,082
* #	Caliper Life Sciences, Inc.	14,800	98,124
	Cambrex Corp.	16,700	309,284
*	Candela Corp.	5,100	97,665
*	Capital Senior Living Corp.	9,600	103,200
* #	Cell Genesys, Inc.	2,600	18,304
	Chemed Corp.	2,400	133,056
	Cigna Corp.	69,000	8,469,750

27

*	Ciphergen Biosystems, Inc.	2,500	4,375
* #	Community Health Systems, Inc.	700	26,544
*	Conmed Corp.	14,650	283,624
#	Cooper Companies, Inc.	537	28,176
*	Cross Country Healthcare, Inc.	15,900	291,129
*	CryoLife, Inc.	1,100	4,895
	Datascope Corp.	10,947	417,628
*	DaVita, Inc.	700	40,873
*	Dendreon Corp.	14,800	72,076
*	Discovery Partners International, Inc.	8,500	20,400
*	Dyax Corp.	12,578	75,468
	Eli Lilly & Co.	676	37,599
*	Emdeon Corp.	154,720	1,630,749
*	Emisphere Technologies, Inc.	1,000	6,280
*	Encore Medical Corp.	20,682	123,265
*	Enzon Pharmaceuticals, Inc.	800	5,408
* #	Epicept Corp.	628	2,047
*	Exelixis, Inc.	5,300	57,558
*	First Horizon Pharmaceutical Corp.	3,865	79,310
* #	Fisher Scientific International, Inc.	22,100	1,506,336
*	Five Star Quality Care, Inc.	300	2,490
*	Gene Logic, Inc.	7,161	27,355
*	Gentiva Health Services, Inc.	2,100	34,986
*	Greatbatch, Inc.	6,000	132,660
*	Hanger Orthopedic Group, Inc.	9,000	54,810
*	Harvard Bioscience, Inc.	14,900	74,351
*	Health Net, Inc.	1,100	52,745
*	HealthTronics, Inc.	10,819	78,654
*	HMS Holdings Corp.	3,200	27,520
*	Hologic, Inc.	8,400	401,772
	Hooper Holmes, Inc.	54,800	155,632
*	Horizon Health Corp.	96	2,215
*	Human Genome Sciences, Inc.	3,500	43,820
*	Humana, Inc.	89,400	4,619,298
*	Illumina, Inc.	24,400	620,492
*	ImmunoGen, Inc.	4,000	18,280
*	IMPATH Bankruptcy Liquidating Trust	600	1,200
*	IMPATH, Inc.	600	0
*	Inspire Pharmaceuticals, Inc.	5,100	25,755
*	IntegraMed America, Inc.	660	7,280
*	Invitrogen Corp.	26,400	1,872,552
*	Iridex Corp.	1,200	9,900
*	Kendle International, Inc.	1,668	52,959
* #	Kindred Healthcare, Inc.	10,700	231,334
*	King Pharmaceuticals, Inc.	8,300	134,875
*	Lexicon Genetics, Inc.	8,953	36,707
*	LifePoint Hospitals, Inc.	2,871	89,173
	Manor Care, Inc.	29,800	1,232,230
*	Matria Healthcare, Inc.	1,300	56,251
*	Maxygen, Inc.	14,600	113,588
	McKesson Corp.	229,000	12,395,770
*	Medarex, Inc.	15,200	224,352
*	MedCath Corp.	1,900	43,548
*	Medco Health Solutions, Inc.	87,200	4,858,784
*	Medical Staffing Network Holdings, Inc.	4,500	23,130

28

*	MEDTOX Scientific, Inc.	3,650	30,477
*	Microtek Medical Holdings, Inc.	13,000	45,760
*	Millennium Pharmaceuticals, Inc.	184,535	1,933,927
*	Molecular Devices Corp.	6,100	194,163
*	Monogram Biosciences, Inc.	15,880	31,601
*	Nabi Biopharmaceuticals	12,300	50,553
*	Natus Medical, Inc.	3,300	65,868
* #	Nektar Therapeutics	2,490	52,066
*	Neose Technologies, Inc.	60	196
*	Neurogen Corp.	5,300	35,722
*	North American Scientific, Inc.	5,600	12,825
* #	OCA, Inc.	13,000	4,940
* #	Occulogix, Inc.	900	3,276
#	Omnicare, Inc.	64,800	3,943,080
	Option Care, Inc.	2,900	40,658
*	Orthologic Corp.	500	2,895
*	Oscient Pharmaceutical Corp.	1,500	3,030
*	Osteotech, Inc.	370	1,691
*	Parexel International Corp.	7,800	199,836
*	PDI, Inc.	4,300	41,753
* #	PDL BioPharma, Inc.	14,250	446,167
*	Pediatric Services of America, Inc.	2,600	33,098
*	Pediatrix Medical Group, Inc.	2,300	217,074
	PerkinElmer, Inc.	130,700	3,109,353
	Perrigo Co.	1,900	30,191
*	Per-Se Technologies, Inc.	3,852	97,302
*	Pharmacopia Drug Discovery, Inc.	7,900	38,157
*	Pharmacyclics, Inc.	1,000	4,750
	PolyMedica Corp.	10,300	416,532
*	PRAECIS Pharmaceuticals, Inc.	2,000	11,920
* #	PSS World Medical, Inc.	58,259	1,006,716
*	Quidel Corp.	600	6,744
*	Radiologix, Inc.	1,000	1,890
*	Res-Care, Inc.	8,410	153,819
*	Respironics, Inc.	1,072	38,978
*	Rita Medical Systems, Inc.	7,800	29,172
*	Sangamo BioSciences, Inc.	8,354	53,131
*	Savient Pharmaceuticals, Inc.	11,289	58,364
*	Schein (Henry), Inc.	15,113	705,021
*	Serologicals Corp.	13,850	335,032
* #	SFBC International, Inc.	1,500	35,400
*	Sonic Innovations, Inc.	100	432
*	SRI/Surgical Express, Inc.	700	4,284
*	Staar Surgical Co.	4,200	34,104
*	Strategic Diagnostics, Inc.	400	1,488
*	Sunrise Senior Living, Inc.	20,200	716,292
*	Synovis Life Technologies, Inc.	3,440	32,474
*	Tenet Healthcare Corp.	191,150	1,508,174
*	Theragenics Corp.	5,200	17,576
* #	Thermo Electron Corp.	77,445	2,681,146
*	Third Wave Technologies, Inc.	11,900	36,770
* #	Thoratec Corp.	5,930	119,312
* #	Triad Hospitals, Inc.	33,762	1,453,792
*	TriZetto Group, Inc.	20,640	345,926
*	United Therapeutics Corp.	700	43,148

29

	UnitedHealth Group, Inc.	34,350	2,000,201
*	Urologix, Inc.	11,772	44,145
*	Viasys Healthcare, Inc.	13,417	391,508
*	Watson Pharmaceuticals, Inc.	67,400	2,020,652
*	WellPoint, Inc.	104,678	8,038,224
*	Zoll Medical Corp.	3,800	99,750
Total Health Care			109,867,769

Utilities — (0.3%)
*	CMS Energy Corp.	24,475	344,608
	Connecticut Water Services, Inc.	3,300	83,688
	Dominion Resources, Inc.	1,194	89,669
*	Dynegy, Inc.	64,600	349,486
	Energen Corp.	22,600	807,498
	New Jersey Resources Corp.	24,900	1,120,500
	Questar Corp.	36,800	2,695,600
* #	Reliant Energy, Inc.	177,500	1,803,400
	South Jersey Industries, Inc.	33,800	966,680
*	Southern Union Co.	25,890	637,412
Total Utilities			8,898,541

Other — (0.0%)
* #	ePresence, Inc. Escrow Shares	6,400	832
*	Petrocorp, Inc. Escrow Shares	900	54
Total Other			886

TOTAL COMMON STOCKS			2,768,480,659

RIGHTS/WARRANTS — (0.0%)
* #	RCN Corp. Warrants 12/21/06	8	0

		Face Amount
		(000)
TEMPORARY CASH INVESTMENTS — (8.1%)
	Repurchase Agreement, Merrill Lynch Triparty Repo 4.54%, 03/01/06 (Collateralized by $170,285,000 U.S. Treasury Bond 4.50%, 02/15/36, valued at $169,296,686) to be repurchased at $165,996,531	$165,976	165,975,600

	Repurchase Agreement, Merrill Lynch Triparty Repo 4.52%, 03/01/06 (Collateralized by $52,085,000 U.S. Treasury Bond 4.50%, 02/15/36 & U.S. Treasury Note 4.625%, 02/29/08, valued at $51,892,600) to be repurchased at $50,877,112	50,871	50,870,725

	Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $28,234,000 FHLMC Notes 4.00%, 09/22/09, valued at $27,845,783) to be repurchased at $27,437,353	27,434	27,434,000
TOTAL TEMPORARY CASH INVESTMENTS			244,280,325

TOTAL INVESTMENTS - (100.0%)
(Cost $2,143,969,488)##			$3,012,760,984

30

Organizational Note

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors Inc. The Trust consists of twenty-one investment portfolios, of which thirteen are included in this document.

Security Valuation Note

Securities held by the Domestic Equity Portfolios (The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by The DFA Two-Year Global Fixed Income Series are valued at the most recently quoted bid price or prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Federal Tax Cost Note

At February 28, 2006, the total cost of securities for federal income tax purposes was:

The U.S. Large Company Series	$4,010,996,485
The U.S. Large Cap Value Series	5,660,893,860
The U.S. Small Cap Value Series	6,904,233,003
The U.S. Small Cap Series	3,050,287,468
The DFA International Value Series	4,039,802,384
The Japanese Small Company Series	1,533,615,156
The Asia Pacific Small Company Series	564,532,014
The United Kingdom Small Company Series	610,643,673
The Continental Small Company Series	1,063,745,841
The Emerging Markets Series	1,279,166,834
The Emerging Markets Small Cap Series	477,117,662
The DFA Two-Year Global Fixed Income Series	2,194,339,054
The Tax-Managed U.S. Marketwide Value Series	2,145,057,082

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. CORE EQUITY 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value †

COMMON STOCKS — (94.2%)
Financials — (21.0%)
*	1st Constitution Bancorp	210	$3,848
	1st Source Corp.	900	23,985
#	21st Century Holding Co.	300	5,010
	21st Century Insurance Group	4,100	66,420
	A.G. Edwards, Inc.	3,100	138,570
	Access National Corp.	400	4,240
*	Accredited Home Lenders Holding Co.	1,000	53,310
*	ACE Cash Express, Inc.	900	22,167
	Advanta Corp. Class A	600	19,542
	Advanta Corp. Class B Non-Voting	1,100	38,577
*	Aether Holdings, Inc.	2,000	6,840
* #	Affiliated Managers Group, Inc.	1,500	147,645
	AFLAC, Inc.	5,000	231,250
	Alabama National Bancorporation	1,100	76,527
	Alfa Corp.	3,824	61,490
*	Allegheny Corp.	500	144,000
	Alliance Financial Corp.	100	3,210
	Allstate Corp.	9,700	531,366
	AMBAC Financial Group, Inc.	3,400	255,510
	Amcore Financial, Inc.	1,200	35,892
	Ameriana Bancorp	200	2,541
#	American Capital Strategies, Ltd.	3,700	132,090
	American Equity Investment Life Holding Co.	2,400	32,136
	American Express Co.	13,100	705,828
	American Financial Group, Inc.	3,500	144,900
*	American Independence Corp.	261	3,132
	American International Group, Inc.	38,500	2,554,860
	American National Bankshares, Inc.	300	7,221
	American National Insurance Co.	1,113	127,372
*	American Physicians Capital, Inc.	300	14,787
	American River Bankshares	305	8,241
*	American West Bancorporation	800	20,240
*	AmeriCredit Corp.	5,100	150,450
	Ameriprise Financial, Inc.	1,180	53,666
	Ameris Bancorp	900	20,700
*	AmeriServe Financial, Inc.	836	3,795
	AmerUs Group Co.	2,200	132,550
	AmSouth Bancorporation	6,900	191,475
	AON Corp.	7,900	312,919
*	Argonaut Group, Inc.	1,900	69,388
	Arrow Financial Corp.	703	18,847
*	Asset Acceptance Capital Corp.	800	15,992
	Associated Banc-Corp	4,500	155,115

1

	Assurant, Inc.	4,400	199,760
	ASTA Funding, Inc.	700	24,374
#	Astoria Financial Corp.	4,800	137,616
*	Atlantic American Corp.	300	777
	Atlantic Coast Federal Corp.	700	10,185
	Baldwin & Lyons, Inc. Class B	517	12,796
	BancFirst Corp.	400	33,840
	Bancorp Rhode Island, Inc.	300	10,275
	BancorpSouth, Inc.	3,400	81,668
*	Bancshares of Florida, Inc.	229	5,038
	Bank Mutual Corp.	2,900	32,886
	Bank of America Corp.	68,900	3,159,065
	Bank of Commerce Holdings	200	1,993
	Bank of Granite Corp.	900	17,640
	Bank of Hawaii Corp.	1,700	90,780
	Bank of New York Co., Inc.	7,900	270,496
	Bank of the Ozarks, Inc.	800	28,448
	BankAtlantic Bancorp, Inc. Class A	1,000	13,650
	BankUnited Financial Corp. Class A	1,700	47,498
	Banner Corp.	200	6,400
	Bar Harbor Bankshares	200	5,600
	BB&T Corp.	8,100	320,193
	Bear Stearns Companies, Inc.	2,100	282,324
	Berkley (W.R.) Corp.	3,600	208,404
	Berkshire Bancorp, Inc.	300	5,010
	Berkshire Hills Bancorp, Inc.	100	3,305
	Beverly Hills Bancorp, Inc.	942	9,778
	Blackrock, Inc.	300	42,630
*	BNCCORP, Inc.	200	2,656
	BOK Financial Corp.	2,888	132,473
	Boston Private Financial Holdings, Inc.	1,200	36,732
	Bristol West Holdings, Inc.	1,400	25,956
	Brooke Corp.	600	6,756
	Brookline Bancorp, Inc.	1,897	28,474
	Brown & Brown, Inc.	2,700	84,429
*	Brunswick Bancorp	200	2,600
	Bryn Mawr Bank Corp.	500	10,860
	BWC Financial Corp.	208	7,299
	C&F Financial Corp.	200	7,939
	California First National Bancorp	600	8,100
	Camco Financial Corp.	500	7,055
	Camden National Corp.	300	10,014
	Capital Bank Corp.	500	7,780
	Capital City Bank Group, Inc.	1,184	41,345
	Capital Corp. of the West	400	13,456
*	Capital Crossing Bank	300	9,627
	Capital One Financial Corp.	4,500	394,200
	Capital Properties, Inc.	100	3,032
	Capital Southwest Corp.	100	9,635
	Capital Title Group, Inc.	1,300	8,177
#	Capitalsource, Inc.	4,262	104,888
	Capitol Bancorp, Ltd.	1,000	43,340
	Capitol Federal Financial	2,500	82,400
	Cardinal Financial Corp.	1,500	18,450
	Carrollton Bancorp	200	3,031

2

	Cash America International, Inc.	1,800	48,240
*	Cash Systems, Inc.	400	2,860
	Cathay General Bancorp	1,900	67,697
	Cavalry Bancorp, Inc.	100	2,501
*	CB Richard Ellis Group, Inc.	1,400	96,152
	Center Bancorp, Inc.	900	10,179
	Centerstate Banks of Florida, Inc.	300	11,457
	Central Pacific Financial Corp.	1,500	55,500
	Central Virginia Bankshares, Inc.	200	5,560
*	Centrue Financial Corp.	200	5,294
	Century Bancorp, Inc. Class A	100	2,803
*	Ceres Group, Inc.	1,300	7,033
	CFS Bancorp, Inc.	900	13,212
	Charter Financial Corp.	632	24,016
	Chemical Financial Corp.	1,100	35,409
	Chittenden Corp.	2,100	60,459
	Chubb Corp.	3,000	287,250
	Cincinnati Financial Corp.	5,800	257,288
	CIT Group, Inc.	6,600	354,882
	Citigroup, Inc.	75,100	3,482,387
	Citizens Banking Corp.	2,000	52,960
	Citizens First Bancorp, Inc.	634	18,247
	Citizens Holding Co.	300	7,155
	Citizens South Banking Corp.	600	7,500
*	Citizens, Inc.	1,470	7,820
	City Holding Co.	1,100	40,051
	City National Corp.	2,000	151,920
	Clark, Inc.	300	3,168
	Clifton Savings Bancorp, Inc.	1,840	18,915
*	CNA Financial Corp.	8,500	262,820
*	CNA Surety Corp.	2,000	34,760
	CNB Financial Corp.	400	5,640
	CoBiz, Inc.	700	13,335
	Codorus Valley Bancorp, Inc.	200	4,058
	Cohen & Steers, Inc.	1,600	35,952
	Colony Bankcorp, Inc.	100	2,450
	Columbia Bancorp	530	11,130
	Columbia Banking System, Inc.	1,000	33,530
	Comerica, Inc.	5,500	315,260
	Commerce Bancorp, Inc.	3,600	119,412
	Commerce Bancshares, Inc.	2,755	142,020
	Commerce Group, Inc.	1,500	81,015
	Commercial Bancshares, Inc.	300	10,683
	Commercial Capital Bancorp, Inc.	200	2,866
	Commercial National Financial Corp.	100	1,781
	Commonwealth Bankshares, Inc.	200	5,505
	Community Bancorp, Inc.	500	17,450
	Community Bank System, Inc.	1,400	30,338
	Community Banks, Inc.	1,100	30,635
	Community Bankshares, Inc.	300	4,680
	Community Capital Corp.	100	2,225
	Community Trust Bancorp, Inc.	600	19,032
	Community West Bancshares	300	4,258
#	Compass Bancshares, Inc.	2,500	125,700
*	CompuCredit Corp.	2,300	86,940

3

	Consolidated-Tokoma Land Co.	100	6,500
*	Consumer Portfolio Services, Inc.	1,400	9,520
	Cooperative Bankshares, Inc.	200	4,314
	Corus Bankshares, Inc.	1,300	78,065
	Countrywide Financial Corp.	6,200	213,776
*	Covanta Holding Corp.	5,700	98,895
*	Cowlitz Bancorporation	200	2,834
	Crawford & Co. Class A	1,200	7,236
	Crawford & Co. Class B	900	5,454
	Cullen Frost Bankers, Inc.	1,700	93,704
	CVB Financial Corp.	2,575	43,028
*	Dearborn Bancorp, Inc.	366	8,473
	Delphi Financial Group, Inc. Class A	1,400	72,912
	Delta Financial Corp.	1,300	11,908
	Desert Community Bank	200	7,850
	Dime Community Bancshares	2,300	31,464
	Donegal Group, Inc. Class A	900	22,005
	Donegal Group, Inc. Class B	200	4,549
	Downey Financial Corp.	1,000	63,550
*	E*TRADE Financial Corp.	8,300	212,314
	East West Bancorp, Inc.	1,900	71,611
#	Eaton Vance Corp.	2,300	64,814
	EMC Insurance Group, Inc.	900	22,068
*	Empire Financial Holding Co.	100	382
*	Encore Capital Group, Inc.	1,000	17,240
	Enterprise Financial Services Corp.	300	8,007
	Erie Indemnity Co.	1,700	90,219
	ESB Financial Corp.	600	7,092
*	eSpeed, Inc.	1,200	9,972
*	Evans Bancorp, Inc.	200	3,980
	Exchange National Bancshares, Inc.	204	6,069
*	EZCORP, Inc. Class A Non-Voting	800	17,304
	F.N.B. Corp.	2,700	44,523
	Fannie Mae	9,300	508,524
	FBL Financial Group, Inc. Class A	1,700	58,174
	Federal Agriculture Mortgage Corporation	700	20,902
	Federal Trust Corp.	400	4,864
	Federated Investors, Inc.	2,100	81,669
	Fidelity Bancorp, Inc.	200	3,860
	Fidelity Bankshares, Inc.	1,200	38,316
	Fidelity National Financial, Inc.	5,700	215,232
	Fidelity National Title Group, Inc.	455	10,783
	Fidelity Southern Corp.	600	10,650
	Fifth Third Bancorp	8,300	320,795
	Financial Federal Corp.	1,050	29,326
	Financial Institutions, Inc.	800	15,296
*	First Acceptance Corp.	2,900	35,525
	First Albany Companies, Inc.	1,100	6,347
	First American Corp.	3,100	130,696
	First Bancorp	924	20,541
	First Bancshares, Inc.	200	3,450
	First Busey Corp.	1,000	20,410
*	First Cash Financial Services, Inc.	1,200	20,904
	First Charter Corp.	1,500	36,765
	First Citizens BancShares, Inc.	600	112,296

4

	First Commonwealth Financial Corp.	3,400	45,968
	First Community Bancorp	1,100	65,692
	First Community Bancshares, Inc.	800	26,096
	First Defiance Financial Corp.	500	13,795
	First Federal Bancshares of Arkansas, Inc.	300	6,915
	First Federal Bankshares, Inc.	300	6,810
	First Financial Bancorp	2,100	35,511
	First Financial Bankshares, Inc.	1,000	36,580
	First Financial Corp.	600	17,220
	First Financial Holdings, Inc.	800	25,856
	First Financial Service Corp.	211	6,093
	First Franklin Corp.	197	3,132
	First Horizon National Corp.	3,027	118,386
	First Indiana Corp.	875	24,141
	First M&F Corp.	300	10,603
	First Marblehead Corp.	1,900	68,742
*	First Mariner Bancorp, Inc.	500	9,285
	First Merchants Corp.	1,200	30,912
	First Midwest Bancorp, Inc.	1,600	53,808
	First Mutual Bancshares, Inc.	300	7,617
	First National Lincoln Corp.	567	9,947
	First Niagara Financial Group, Inc.	5,400	76,086
	First Oak Brook Bancshares, Inc.	400	10,764
	First PacTrust Bancorp, Inc.	250	7,297
	First Place Financial Corp.	1,000	23,890
*	First Regional Bancorp	200	16,740
	First Republic Bank	1,300	47,177
	First South Bancorp, Inc.	300	10,560
	First State Bancorporation	800	20,656
	First United Corp.	300	6,483
	Firstbank Corp.	505	11,849
	FirstBank NW Corp.	400	7,396
*	FirstCity Financial Corp.	752	8,828
*	FirstFed Financial Corp.	1,100	66,011
	FirstMerit Corp.	3,600	89,064
	Flag Financial Corp.	860	15,050
	Flagstar Bancorp, Inc.	500	7,725
	Flushing Financial Corp.	900	14,922
	FMS Financial Corp.	450	8,662
#	FNB Corp. NC	300	6,216
	FNB Corp. VA	500	16,990
	FNB Financial Services Corp.	200	3,190
	Foothill Independent Bancorp	34	899
	Forest City Enterprises, Inc. Class B	700	28,140
*	FPIC Insurance Group, Inc.	400	14,056
*	Franklin Bank Corp.	1,100	18,766
	Franklin Resources, Inc.	2,600	266,968
	Freddie Mac	10,300	694,117
	Fremont General Corp.	3,500	83,020
	Frontier Financial Corp.	1,300	41,886
	Fulton Financial Corp.	7,000	123,200
	Gallagher (Arthur J.) & Co.	3,200	94,368
	GAMCO Investors, Inc.	250	11,247
	Gateway Financial Holdings, Inc.	400	6,772
	GB&T Bancshares, Inc.	900	18,765

5

	Genworth Financial, Inc.	800	25,456
	German American Bancorp	500	6,650
	Glacier Bancorp, Inc.	1,500	47,310
	Gold Banc Corporation, Inc.	877	16,040
	Golden West Financial Corp.	2,900	205,987
	Great American Financial Resources, Inc.	2,200	43,516
	Great Southern Bancorp, Inc.	400	11,268
#	Greater Bay Bancorp	2,400	64,560
	Greater Community Bancorp	494	7,430
	Greene County Bancshares, Inc.	700	20,160
#	Greenhill & Co., Inc.	800	52,240
*	Greenville First Bancshares, Inc.	105	2,514
	Guaranty Federal Bancshares, Inc.	200	5,672
	Habersham Bancorp	200	4,390
	Hancock Holding Co.	1,500	66,975
	Hanmi Financial Corp.	2,200	39,490
	Hanover Insurance Group, Inc.	2,400	116,280
	Harbor Florida Bancshares, Inc.	1,100	41,811
	Harleysville Group, Inc.	1,900	50,027
	Harleysville National Corp.	1,200	26,580
	Harleysville Savings Financial Corp.	200	3,488
	Harrington West Financial Group, Inc.	300	4,848
	Hartford Financial Services Group, Inc.	4,500	370,710
#	HCC Insurance Holdings, Inc.	4,900	157,731
	Heartland Financial USA, Inc.	1,000	21,600
	Heritage Commerce Corp.	800	18,376
	Heritage Financial Corp.	401	10,827
	HF Financial Corp.	200	3,810
	Hilb Rogal Hamilton Co.	1,300	50,245
	HMN Financial, Inc.	300	9,675
	Home Federal Bancorp	61	1,555
	HopFed Bancorp, Inc.	100	1,600
	Horace Mann Educators Corp.	2,600	48,490
	Horizon Financial Corp.	600	14,562
#	Hudson City Bancorp, Inc.	19,800	255,618
	Huntington Bancshares, Inc.	7,500	180,375
	IBERIABANK Corp.	500	28,880
	IBT Bancorp, Inc.	200	7,534
	Independence Community Bank Corp.	900	36,882
	Independence Holding Co.	900	20,025
	Independent Bank Corp. MA	1,000	30,300
	Independent Bank Corp. MI	700	18,879
	IndyMac Bancorp, Inc.	1,800	69,876
	Infinity Property & Casualty Corp.	900	35,694
	Integra Bank Corp.	1,100	23,749
	Interchange Financial Services Corp.	1,200	22,836
	International Bancshares Corp.	2,900	83,897
*	Investment Technology Group, Inc.	1,900	86,412
	Investors Financial Services Corp.	2,000	90,220
	Investors Title Co.	200	8,645
	Irwin Financial Corp.	1,400	28,056
*	ITLA Capital Corp.	300	13,884
	Janus Capital Group, Inc.	7,200	157,896
	Jefferies Group, Inc.	2,600	148,304
	Jefferson Bancshares, Inc.	500	6,725

6

	Jefferson-Pilot Corp.	1,300	78,325
	Jones Lang LaSalle, Inc.	1,600	108,288
	JPMorgan Chase & Co.	51,900	2,135,166
	Kearny Financial Corp.	200	2,644
	KeyCorp	6,100	227,347
	K-Fed Bancorp	800	9,814
*	KMG America Corp.	100	1,050
	KNBT Bancorp, Inc.	1,400	22,148
*	Knight Capital Group, Inc.	5,000	62,950
* #	LaBranche & Co., Inc.	800	11,320
	Lakeland Bancorp, Inc.	1,300	20,254
	Lakeland Financial Corp.	500	21,900
	LandAmerica Financial Group, Inc.	1,100	73,370
	Leesport Financial Corp.	300	7,500
	Legg Mason, Inc.	1,600	208,944
	Lehman Brothers Holdings, Inc.	3,800	554,610
	Leucadia National Corp.	3,500	189,875
	Lincoln Bancorp	300	5,246
	Lincoln National Corp.	5,800	329,266
	LNB Bancorp, Inc.	300	5,790
	Loews Corp.	2,800	258,328
	Longview Fibre Co.	1,700	31,994
	LSB Bancshares, Inc.	597	10,746
	LSB Corp.	400	7,004
	M&T Bank Corp.	2,800	314,720
	Macatawa Bank Corp.	500	18,275
	MAF Bancorp, Inc.	1,500	64,290
	Main Street Banks, Inc.	500	12,920
	MainSource Financial Group, Inc.	1,000	18,280
*	Markel Corp.	600	197,130
*	MarketAxess Holdings, Inc.	100	1,315
*	Marlin Business Services, Inc.	800	18,400
	Marsh & McLennan Companies, Inc.	5,600	173,096
	Marshall & Ilsley Corp.	7,800	343,200
	MASSBANK Corp.	150	4,950
	MB Financial, Inc.	1,300	47,788
	MBIA, Inc.	4,500	264,330
	MBT Financial Corp.	800	13,440
	MCG Capital Corp.	1,500	22,950
*	Meadowbrook Insurance Group, Inc.	800	5,296
	Medallion Financial Corp.	1,100	13,354
	Mellon Financial Corp.	4,300	155,187
	Mercantile Bancorp, Inc.	200	13,040
	Mercantile Bank Corp.	300	11,649
	Mercantile Bankshares Corp.	3,750	143,250
	Merchants Bancshares, Inc.	300	7,302
	Merchants Group, Inc.	200	5,960
	Mercury General Corp.	2,400	134,160
	Merrill Lynch & Co., Inc.	13,600	1,050,056
	Merrill Merchants Bancshares, Inc.	200	4,604
	Meta Financial Group, Inc.	100	2,100
	MetLife, Inc.	11,300	566,356
	MetroCorp Bancshares, Inc.	313	7,778
	MGIC Investment Corp.	2,900	184,875
	MicroFinancial, Inc.	600	2,190

7

	Mid Penn Bancorp, Inc.	210	5,544
	Midland Co.	1,131	38,081
	MidSouth Bancorp, Inc.	250	6,866
	Mid-State Bancshares	1,000	28,770
	Midwest Banc Holdings, Inc.	1,400	35,980
	MidWestOne Financial Group, Inc.	200	3,782
	Monroe Bancorp	310	4,855
#	Moody’s Corp.	3,000	201,000
	Morgan Stanley	15,700	936,662
	Municipal Mortgage & Equity, L.L.C.	1,700	46,087
	MutualFirst Financial, Inc.	300	6,480
*	Nasdaq Stock Market, Inc.	2,600	105,326
	National City Corp.	9,200	320,160
#	National Financial Partners Corp.	1,700	100,045
	National Penn Bancshares, Inc.	2,025	42,363
	National Western Life Insurance Co. Class A	300	66,918
	Nationwide Financial Services, Inc.	1,800	77,148
*	Navigators Group, Inc.	1,000	46,900
	NBC Capital Corp.	600	14,706
	NBT Bancorp, Inc.	1,500	34,320
*	Nelnet, Inc. Class A	1,800	74,610
	NetBank, Inc.	1,500	11,175
	New Hampshire Thrift Bancshares, Inc.	200	3,020
	New York Community Bancorp, Inc.	6,300	106,281
	NewAlliance Bancshares, Inc.	5,300	75,207
	NewMil Bancorp, Inc.	200	6,090
*	North Bay Bancorp	100	2,950
	North Central Bancshares, Inc.	200	7,660
	North Fork Bancorporation, Inc.	8,400	214,536
	North Valley Bancorp	550	9,680
	Northeast Bancorp	200	4,480
	Northern Trust Corp.	4,500	237,240
	Northrim BanCorp, Inc.	300	6,975
	Northwest Bancorp, Inc.	2,300	52,256
#	Nuveen Investments	2,200	105,974
	NYMAGIC, Inc.	500	12,600
	Oak Hill Financial, Inc.	300	9,450
	OceanFirst Financial Corp.	800	18,960
*	Ocwen Financial Corp.	3,000	29,460
#	Odyssey Re Holdings Corp.	3,300	77,484
	Ohio Casualty Corp.	2,900	88,769
	Ohio Valley Banc Corp.	200	5,030
	Old National Bancorp	3,100	65,875
	Old Republic International Corp.	7,575	161,272
	Old Second Bancorp, Inc.	600	19,152
	Omega Financial Corp.	800	26,016
	optionsXpress Holding, Inc.	400	12,312
	PAB Bankshares, Inc.	600	12,504
	Pacific Capital Bancorp	1,500	53,595
	Pacific Continental Corp.	500	8,550
*	Pacific Mercantile Bancorp	800	14,600
*	Pacific Premier Bancorp, Inc.	300	3,600
	Pamrapo Bancorp, Inc.	300	6,059
	Park National Corp.	600	62,940
	Parkvale Financial Corp.	299	8,348

8

	Partners Trust Financial Group, Inc.	2,400	28,272
	Peapack-Gladstone Financial Corp.	500	14,125
*	Pelican Financial, Inc.	100	563
*	Penn Treaty American Corp.	1,700	17,680
	Pennfed Financial Services, Inc.	900	16,722
*	Pennsylvania Commerce Bancorp, Inc.	300	9,300
	Peoples Bancorp of North Carolina	200	4,764
	Peoples Bancorp, Inc. IN	200	4,300
	Peoples Bancorp, Inc. OH	700	20,622
	Peoples Bank CT	900	27,846
	Peoples Community Bancorp	100	2,040
	PFF Bancorp, Inc.	1,500	47,145
*	Philadelphia Consolidated Holding Corp.	700	74,900
*	Pinnacle Financial Partners, Inc.	500	13,230
*	Piper Jaffray Companies, Inc.	200	9,936
*	PMA Capital Corp. Class A	2,000	19,240
	PMI Group, Inc.	2,900	125,570
	PNC Financial Services Group, Inc.	4,400	309,540
	Pocahontas Bancorp, Inc.	200	2,584
*	Portfolio Recovery Associates, Inc.	800	39,128
	Potlatch Corp.	700	25,508
*	Premier Financial Bancorp, Inc.	300	4,611
	Presidential Life Corp.	700	15,337
	Princeton National Bancorp, Inc.	200	6,620
	Principal Financial Group, Inc.	4,200	204,624
	PrivateBancorp, Inc.	1,000	37,930
*	ProAssurance Corp.	1,900	97,451
	Progressive Corp.	2,000	214,900
	Prosperity Bancshares, Inc.	1,700	49,062
	Protective Life Corp.	3,000	146,250
	Provident Bankshares Corp.	1,500	54,555
	Provident Financial Holdings, Inc.	500	14,900
	Provident Financial Services, Inc.	3,400	63,240
	Provident New York Bancorp	2,100	25,032
	Prudential Financial, Inc.	7,500	577,800
*	PSB Bancorp, Inc.	100	1,265
	PSB Holdings, Inc.	400	4,341
	Pulaski Financial Corp.	300	4,905
	Radian Group, Inc.	2,700	153,225
	Rainier Pacific Financial Group, Inc.	200	3,120
	Raymond James Financial, Inc.	3,400	146,132
	Regions Financial Corp.	6,800	236,504
	Reinsurance Group of America, Inc.	2,700	124,821
	Renasant Corp.	700	24,129
	Republic Bancorp, Inc.	3,630	44,032
	Republic Bancorp, Inc. Class A	400	8,000
*	Republic First Bancorp, Inc.	600	8,460
*	Rewards Network, Inc.	1,700	13,379
	Riverview Bancorp, Inc.	300	7,620
	RLI Corp.	1,600	84,352
	Rome Bancorp, Inc.	700	8,225
	Royal Bancshares of Pennsylvania, Inc. Class A	906	21,970
*	RTW, Inc.	100	1,017
	Rurban Financial Corp.	249	3,182
	S&T Bancorp, Inc.	1,200	43,728

9

	SAFECO Corp.	4,100	211,191
	Sanders Morris Harris Group, Inc.	855	13,663
	Sandy Spring Bancorp, Inc.	400	14,188
	SCBT Financial Corp.	600	21,000
	Schwab (Charles) Corp.	13,600	220,456
*	SCPIE Holdings, Inc.	700	15,918
*	Seabright Insurance Holdings	22	365
	Seacoast Banking Corp. of Florida	861	23,195
	Security Bank Corp.	900	20,727
*	Security National Financial Corp. Class A	200	660
	SEI Investments Co.	1,700	71,043
	Selective Insurance Group, Inc.	1,700	92,174
	Shore Financial Corp.	100	1,716
*	Siebert Financial Corp.	920	2,348
	Sierra Bancorp	500	12,510
	Simmons First National Corp. Class A	900	25,623
	Sky Financial Group, Inc.	4,800	126,576
	SLM Corp.	4,300	242,563
*	SNB Bancshares, Inc.	200	3,524
	Sound Federal Bancorp, Inc.	600	12,228
	South Financial Group, Inc.	3,400	89,454
*	Southcoast Financial Corp.	100	2,460
	Southern Community Financial Corp.	800	7,520
	Southside Bancshares, Inc.	800	16,088
	Southwest Bancorp, Inc.	900	19,701
	Southwest Georgia Financial Corp.	100	2,495
	Sovereign Bancorp, Inc.	4,200	87,486
	StanCorp Financial Group, Inc.	3,200	173,120
	State Auto Financial Corp.	2,500	81,450
	State Bancorp, Inc.	600	9,522
	State Street Corp.	3,400	212,432
	Sterling Bancorp	620	12,611
	Sterling Bancshares, Inc.	2,200	39,204
	Sterling Financial Corp.	1,600	46,304
	Sterling Financial Corp. (PA)	1,800	37,134
	Stewart Information Services Corp.	1,100	51,645
*	Stifel Financial Corp.	500	19,165
*	Stratus Properties, Inc.	536	12,491
	Student Loan Corp.	600	131,694
	Suffolk Bancorp	500	17,155
	Summit Bancshares, Inc.	700	12,803
	Summit Bank Corp.	400	6,324
*	Sun American Bancorp	700	3,836
*	Sun Bancorp, Inc.	900	18,720
	SunTrust Banks, Inc.	5,400	390,798
	Susquehanna Bancshares, Inc.	2,300	55,453
	Sussex Bancorp	200	2,938
	SWS Group, Inc.	200	4,874
	Synergy Financial Group, Inc.	700	9,352
	Synovus Financial Corp.	6,200	175,770
	T. Rowe Price Group, Inc.	1,700	130,526
	Taylor Capital Group, Inc.	600	22,650
	TCF Financial Corp.	4,600	116,656
	TD Banknorth, Inc.	5,500	169,015
	Team Financial, Inc.	200	2,825

10

	Teche Holding Co.	100	4,060
*	Tejon Ranch Co.	300	14,220
	Texas Regional Bancshares, Inc. Class A	2,400	74,112
	Texas United Bancshares, Inc.	100	1,900
	TF Financial Corp.	200	5,700
*	The Banc Corp.	1,400	15,988
*	The Bancorp, Inc.	1,000	20,980
	The Colonial BancGroup, Inc.	5,100	128,061
*	The Enstar Group, Inc.	300	23,904
	The Goldman Sachs Group, Inc.	6,500	918,385
	The Phoenix Companies, Inc.	1,300	18,655
	The Savannah Bancorp, Inc.	300	10,680
	The St. Joe Corp.	700	41,951
	The St. Paul Travelers Companies, Inc.	10,300	442,694
	The Wilber Corp.	300	3,180
	TIB Financial Corp.	400	12,384
	TierOne Corp.	1,100	36,300
	Timberland Bancorp, Inc.	300	8,010
	Tompkins County Trustco, Inc.	500	23,335
	Torchmark Corp.	3,500	191,345
	Tower Financial Corp.	226	3,727
	Tower Group, Inc.	100	1,809
*	Tradestation Group, Inc.	1,200	19,056
*	Trammell Crow Co.	1,200	38,976
	Transatlantic Holdings, Inc.	2,800	171,192
*	Triad Guaranty, Inc.	500	22,695
	Trico Bancshares	800	20,704
	TrustCo Bank Corp. NY	2,600	32,682
	Trustmark Corp.	2,700	81,405
	U.S. Bancorp	18,400	568,744
	UCBH Holdings, Inc.	3,300	59,070
	UICI	600	22,014
	UMB Financial Corp.	1,300	87,932
	Umpqua Holdings Corp.	2,000	53,860
*	Unico American Corp.	100	955
	Union Bankshares Corp.	500	22,555
	Union Bankshares, Inc.	300	6,561
	UnionBanCal Corp.	4,800	331,632
	UnionBancorp, Inc.	200	4,150
	United Bancshares, Inc.	200	3,160
	United Bankshares, Inc.	1,500	56,205
*	United Capital Corp.	600	16,182
	United Community Banks, Inc.	1,800	49,230
	United Community Financial Corp.	1,400	17,136
	United Financial Corp.	100	2,213
	United Fire & Casualty Co.	1,200	42,948
*	United PanAm Financial Corp.	600	16,140
	United Security Bancshares	218	8,716
	Unitrin, Inc.	3,000	145,050
	Unity Bancorp, Inc.	300	4,530
*	Universal American Financial Corp.	1,400	21,210
	Univest Corporation of Pennsylvania	300	7,341
	UnumProvident Corp.	9,500	196,555
	USB Holding Co., Inc.	800	17,568
	Vail Banks, Inc.	299	4,635

11

*	Valley Bancorp	200	7,749
	Valley National Bancorp	3,600	87,444
	Vineyard National Bancorp Co.	300	9,000
*	Virginia Commerce Bancorp, Inc.	700	25,410
	Virginia Financial Group, Inc.	500	20,000
	Wachovia Corp.	23,100	1,295,217
	Waddell & Reed Financial, Inc.	1,700	39,593
	Wainwright Bank & Trust Co.	200	2,040
	Washington Banking Co.	300	5,622
	Washington Federal, Inc.	3,900	92,274
	Washington Mutual, Inc.	14,700	627,690
	Washington Savings Bank, FSB	300	2,520
	Washington Trust Bancorp, Inc.	865	23,502
	Wayne Savings Bancshares, Inc.	200	3,002
	Webster Financial Corp.	2,400	113,160
	Wells Fargo & Co.	17,000	1,091,400
	Wesbanco, Inc.	1,300	41,275
	Wesco Financial Corp.	500	198,500
	West Bancorporation	800	14,880
	West Coast Bancorp	400	10,796
	Westamerica Bancorporation	1,100	59,664
	Westbank Corp.	250	3,895
*	Western Sierra Bancorp	335	14,415
	Westfield Financial, Inc.	700	17,332
	Westwood Holdings Group, Inc.	100	1,950
	Whitney Holding Corp.	2,600	88,998
	Willow Grove Bancorp, Inc.	1,100	18,678
	Wilmington Trust Corp.	2,200	94,182
	Wilshire Bancorp, Inc.	1,273	24,505
*	Wilshire Enterprises, Inc.	700	5,852
	Wintrust Financial Corp.	1,100	57,948
*	World Acceptance Corp.	900	23,202
	WVS Financial Corp.	100	1,660
	Yardville National Bancorp	700	25,165
	Zenith National Insurance Corp.	1,650	84,975
	Zions Bancorporation	2,900	239,308
Total Financials			55,117,634

Information Technology — (14.5%)
*	3Com Corp.	16,500	76,725
*	Acacia Research-Acacia Technologies	1,400	11,620
*	Access Integrated Technologies, Inc.	500	5,695
*	Actel Corp.	1,200	17,508
*	ActivCard Corp.	1,700	6,222
* #	Activision, Inc.	4,466	55,825
*	Actuate Corp.	3,100	12,028
	Acxiom Corp.	3,000	77,640
*	Adaptec, Inc.	7,100	44,446
* #	ADC Telecommunications, Inc.	4,100	103,812
*	ADDvantage Technologies Group, Inc.	200	1,122
*	ADE Corp.	700	23,156
#	Adobe Systems, Inc.	6,300	243,306
#	Adtran, Inc.	2,700	74,304
*	Advanced Digital Information Corp.	2,900	25,114
*	Advanced Micro Devices, Inc.	6,300	243,621

12

*	Advent Software, Inc.	1,000	27,800
*	Aehr Test Systems	500	1,875
*	Aeroflex, Inc.	3,600	46,800
*	Aetrium, Inc.	500	2,685
*	Affiliated Computer Services, Inc. Class A	3,800	239,096
*	Agere Systems, Inc. Class A	3,800	51,034
*	Agile Software Corp.	2,700	18,738
*	Agilent Technologies, Inc.	3,300	118,800
	Agilysys, Inc.	400	5,716
*	Airspan Networks, Inc.	1,600	9,840
* #	Akamai Technologies, Inc.	2,900	76,850
* #	Alliance Data Systems Corp.	2,900	125,454
*	Alliance Semiconductor Corp.	500	1,305
*	Altera Corp.	3,100	62,124
*	Altiris, Inc.	1,700	33,677
	American Software, Inc. Class A	1,500	10,200
*	American Technical Ceramics Corp.	200	2,768
*	AMIS Holdings, Inc.	2,000	17,240
*	Amkor Technology, Inc.	4,900	43,512
	Amphenol Corp.	1,700	85,391
*	Anadigics, Inc.	1,700	10,727
*	Analex Corp.	700	1,862
	Analog Devices, Inc.	3,800	144,932
*	Anaren, Inc.	300	5,154
*	Andrew Corp.	4,300	58,308
	Anixter International, Inc.	1,900	86,925
*	Ansoft Corp.	300	11,751
*	Answerthink, Inc.	2,900	17,748
*	Ansys, Inc.	900	42,678
*	Anteon International Corp.	400	22,116
*	Apple Computer, Inc.	8,800	603,152
*	Applied Films Corp.	400	7,684
*	Applied Innovation, Inc.	200	818
	Applied Materials, Inc.	17,000	311,780
*	Applied Micro Circuits Corp.	8,900	32,129
* #	aQuantive, Inc.	1,800	47,862
*	Ariba, Inc.	4,600	46,920
*	Arris Group, Inc.	3,500	44,415
*	Arrow Electronics, Inc.	3,800	132,202
*	Art Technology Group, Inc.	2,700	7,911
*	Aspen Technology, Inc.	2,000	23,960
	Astro-Med, Inc.	400	4,000
*	Asyst Technologies, Inc.	1,700	16,592
*	Atheros Communications	1,700	34,986
*	Atmel Corp.	19,713	89,694
*	ATMI, Inc.	1,600	48,048
	Autodesk, Inc.	3,100	116,715
	Automatic Data Processing, Inc.	6,100	281,759
*	Avaya, Inc.	14,900	165,688
*	Avici Systems, Inc.	525	1,895
* #	Avid Technology, Inc.	1,500	70,260
*	Avnet, Inc.	6,500	163,345
*	Avocent Corp.	2,400	80,184
	AVX Corp.	7,760	128,506
*	Aware, Inc.	700	3,773

13

*	Axesstel, Inc.	200	278
*	AXS-One, Inc.	1,800	4,590
*	AXT, Inc.	900	2,619
* #	Bankrate, Inc.	500	18,075
*	BEA Systems, Inc.	6,100	69,967
*	BearingPoint, Inc.	9,500	84,645
	Bel Fuse, Inc. Class A	100	2,840
	Bel Fuse, Inc. Class B	500	16,555
	Belden CDT, Inc.	2,700	69,606
*	Bell Microproducts, Inc.	700	4,207
*	Benchmark Electronics, Inc.	2,600	91,572
*	BISYS Group, Inc.	3,300	46,563
	Black Box Corp.	1,100	52,558
*	Blackboard, Inc.	800	23,048
*	Blue Coat Systems, Inc.	300	6,369
*	BMC Software, Inc.	3,100	67,797
*	Bookham, Inc.	2,600	18,148
*	Borland Software Corp.	2,200	11,682
*	Bottomline Technologies, Inc.	700	8,589
*	Brightpoint, Inc.	1,150	32,534
*	Broadcom Corp.	4,500	202,905
*	Brooks Automation, Inc.	2,500	39,225
*	BSQUARE Corp.	600	1,980
	CA Inc.	6,200	168,392
*	Cabot Microelectronics Corp.	1,000	34,120
* #	CACI International, Inc. Class A	900	54,243
*	Cadence Design Systems, Inc.	8,800	156,200
*	CalAmp Corp.	1,500	15,075
*	California Micro Devices Corp.	800	4,872
*	CallWave, Inc.	912	4,131
	CAM Commerce Solutions, Inc.	200	4,410
*	Captaris, Inc.	836	3,285
*	Carreker Corp.	1,400	8,288
	Cass Information Systems, Inc.	200	6,650
*	Catalyst Semiconductor, Inc.	800	4,040
*	Catapult Communications Corp.	700	9,737
*	C-COR, Inc.	1,500	10,650
	CDW Corp.	1,000	56,860
*	Centillium Communications, Inc.	1,500	4,440
*	Cenuco, Inc.	600	2,004
*	Ceridian Corp.	5,000	129,300
*	CEVA, Inc.	800	4,824
*	CGI Holding Corp.	700	1,309
*	CheckFree Corp.	2,500	123,650
*	Checkpoint Systems, Inc.	1,800	51,408
*	Cherokee International Corp.	500	2,565
*	Chordiant Software, Inc.	3,900	12,909
*	Ciber, Inc.	1,300	7,527
*	Ciena Corp.	21,400	86,028
*	Ciprico, Inc.	100	588
*	Cirrus Logic, Inc.	2,900	22,011
*	Cisco Sytems, Inc.	62,200	1,258,928
*	Citrix Systems, Inc.	2,500	80,900
*	CNET Networks, Inc.	3,100	42,904
	Cognex Corp.	1,500	41,265

14

* #	Cognizant Technology Solutions Corp.	2,000	115,220
*	Coherent, Inc.	1,400	45,444
	Cohu, Inc.	900	19,008
*	Comarco, Inc.	300	3,585
*	CommScope, Inc.	2,500	59,975
	Communications Systems, Inc.	500	5,975
*	Computer Horizons Corp.	2,100	9,765
*	Computer Sciences Corp.	6,200	336,908
*	Computer Task Group, Inc.	900	3,636
*	Compuware Corp.	17,200	141,212
*	Comtech Telecommunications Corp.	800	25,064
*	Comverse Technology, Inc.	4,400	126,544
*	Concur Technologies, Inc.	900	13,644
*	Concurrent Computer Corp.	2,400	6,288
*	Conexant Systems, Inc.	19,600	58,408
* #	Convera Corp.	1,000	9,800
*	Convergys Corp.	6,300	109,431
*	Corillian Corp.	1,100	4,246
*	Corning, Inc.	15,900	388,119
*	Covansys Corp.	1,200	17,976
*	Credence Systems Corp.	4,700	40,702
* #	Cree, Inc.	1,800	53,910
*	CSG Systems International, Inc.	2,200	48,356
	CTS Corp.	1,000	12,350
*	Cyberoptics Corp.	625	9,638
*	Cybersource Corp.	900	7,524
*	Cymer, Inc.	1,600	71,968
*	Cypress Semiconductor Corp.	4,700	83,472
	Daktronics, Inc.	600	21,264
*	Datalink Corp.	500	2,650
	Dataram Corp.	100	485
*	Dell, Inc.	8,500	246,500
*	Delphax Technologies, Inc.	100	290
	Diebold, Inc.	1,600	64,000
*	Digi International, Inc.	1,100	11,957
*	Digimarc Corp.	1,500	11,115
*	Digital Angel Corp.	1,600	6,240
*	Digital Insight Corp.	1,600	52,880
*	Digital River, Inc.	800	30,112
*	Digital Theater Systems, Inc.	600	11,070
*	Digitas, Inc.	3,000	42,390
*	Diodes, Inc.	1,150	43,447
*	Ditech Communications Corp.	2,000	20,620
*	DocuCorp International, Inc.	700	5,443
*	Dot Hill Systems Corp.	2,700	18,252
*	DSP Group, Inc.	1,700	45,730
*	DST Systems, Inc.	1,400	78,722
*	Dycom Industries, Inc.	1,900	40,565
*	Dynamics Research Corp.	502	6,847
*	EarthLink, Inc.	4,400	43,648
*	eBay, Inc.	14,000	560,840
*	Echelon Corp.	1,900	15,390
*	eCollege.com, Inc.	1,000	20,630
* #	EDGAR Online, Inc.	1,000	4,100
*	Edgewater Technology, Inc.	600	3,558

15

*	EFJ, Inc.	800	9,280
*	eFunds Corp.	2,200	59,576
*	Electro Scientific Industries, Inc.	1,300	32,448
*	Electroglas, Inc.	300	1,323
*	Electronic Arts, Inc.	3,200	166,304
	Electronic Data Systems Corp.	7,800	208,260
*	Electronics for Imaging, Inc.	2,600	69,732
*	eLoyalty Corp.	300	4,044
*	Embarcadero Technologies, Inc.	800	5,480
*	EMC Corp.	25,400	356,108
*	EMCORE Corp.	2,300	17,825
*	EMS Technologies, Inc.	200	3,500
*	Emulex Corp.	2,900	51,620
* #	Endwave Corp.	100	932
*	Entegris, Inc.	6,500	67,990
*	Entrust, Inc.	2,300	8,510
*	Epicor Software Corp.	2,000	24,840
*	EPIQ Systems, Inc.	700	15,379
*	ePlus, Inc.	600	8,460
*	Equinix, Inc.	1,300	68,172
*	ESS Technology, Inc.	1,800	6,732
*	Euronet Worldwide, Inc.	1,100	38,566
*	Evans & Sutherland Computer Corp.	500	3,075
*	Exar Corp.	600	7,470
*	Excel Technology, Inc.	600	17,916
*	Extreme Networks, Inc.	5,900	27,317
* #	F5 Networks, Inc.	1,300	88,166
	Factset Research Systems, Inc.	1,000	39,150
	Fair Isaac Corp.	2,200	93,764
*	Fairchild Semiconductor Corp. Class A	5,400	93,852
*	FalconStor Software, Inc.	1,100	10,230
*	Fargo Electronics	700	13,251
* #	Faro Technologies, Inc.	100	1,599
*	FEI Co.	1,500	30,015
	Fidelity National Information Services, Inc.	1,900	75,335
*	Filenet Corp.	1,400	36,036
*	Finisar Corp.	10,000	27,800
	First Data Corp.	8,100	365,553
*	Fiserv, Inc.	4,100	170,150
* #	Flir Systems, Inc.	1,400	36,176
*	Forgent Networks, Inc.	800	1,440
*	FormFactor, Inc.	1,500	55,260
*	Forrester Research, Inc.	1,300	29,393
*	Foundry Networks, Inc.	4,900	68,796
*	Freescale Semiconductor, Inc.	600	16,134
*	Freescale Semiconductor, Inc. Class B	1,200	32,448
	Frequency Electronics, Inc.	600	7,800
*	FSI International, Inc.	1,600	9,456
*	Gartner Group, Inc.	2,200	30,976
*	Gateway, Inc.	7,400	17,464
*	Genesis Microchip, Inc.	1,700	36,550
*	Gerber Scientific, Inc.	900	9,351
	Gevity HR, Inc.	1,300	32,734
*	Glenayre Technologies, Inc.	3,700	14,430
*	Global Imaging Systems, Inc.	1,000	36,100

16

#	Global Payments, Inc.	1,600	83,296
*	Globecomm Systems, Inc.	1,100	7,216
* #	GlobeTel Communications Corp.	2,400	7,080
* #	Google, Inc.	200	72,524
*	GSE Systems, Inc.	84	139
*	GTSI Corp.	400	3,036
*	Harmonic, Inc.	2,300	13,271
	Harris Corp.	2,600	118,768
*	Hauppauge Digital, Inc.	400	1,640
*	HEI, Inc.	100	295
	Henry Jack & Associates, Inc.	3,200	70,432
*	Hewitt Associates, Inc. Class A	200	5,398
	Hewlett-Packard Co.	42,300	1,387,863
*	hi/fn, Inc.	500	3,515
*	HomeStore, Inc.	3,000	18,660
* #	HouseValues, Inc.	100	1,350
*	Hutchinson Technology, Inc.	400	11,004
*	Hypercom Corp.	3,200	24,608
*	Hyperion Solutions Corp.	2,050	68,778
*	I.D. Systems, Inc.	300	6,558
*	Ibis Technology Corp.	600	2,052
*	Identix, Inc.	1,700	13,889
*	iGATE Capital Corp.	2,287	15,209
	Imation Corp.	1,700	74,545
*	Immersion Corp.	1,200	8,616
*	Indus International, Inc.	3,000	10,500
*	Infocrossing, Inc.	900	10,584
*	InFocus Corp.	2,100	8,526
* #	Informatica Corp.	2,400	38,448
	Inforte Corp.	700	2,898
*	InfoSpace, Inc.	1,000	24,110
*	Ingram Micro, Inc.	7,200	142,416
*	Innodata Isogen, Inc.	700	2,156
*	Innovex, Inc.	900	3,861
*	InsWeb Corp.	100	256
	Integral Systems, Inc.	800	22,408
*	Integrated Device Technology, Inc.	8,900	132,165
*	Integrated Silicon Solution, Inc.	1,783	11,269
	Intel Corp.	63,600	1,310,160
*	Intelli-Check, Inc.	100	581
*	Intelligent Systems Corp.	100	270
*	Interactive Intelligence, Inc.	400	3,620
*	Interdigital Communications Corp.	1,500	38,625
*	Intergraph Corp.	1,200	43,512
*	Interland, Inc.	700	4,053
*	Interlink Electronics, Inc.	200	638
*	Intermec, Inc.	2,000	61,360
	International Business Machines Corp.	16,700	1,340,008
*	International DisplayWorks, Inc.	500	3,310
* #	International Rectifier Corp.	1,400	51,940
*	Internet Capital Group, Inc.	1,900	17,290
*	Internet Security Systems, Inc.	2,100	48,951
*	Interphase Corp.	400	2,460
	Intersil Corp.	4,800	136,032
	Inter-Tel, Inc.	1,200	23,556

17

*	Intervideo, Inc.	429	4,775
*	Intervoice, Inc.	1,800	15,426
*	Interwoven, Inc.	2,537	22,072
*	Intest Corp.	600	2,682
*	Intevac, Inc.	700	15,351
*	Intrado, Inc.	600	15,396
*	IntriCon Corp.	100	590
*	Intuit, Inc.	2,500	121,450
*	INX, Inc.	300	2,055
*	Iomega Corp.	1,200	3,360
*	iPass, Inc.	800	5,904
*	Iron Mountain, Inc.	2,600	113,620
*	Iteris, Inc.	1,100	2,365
*	Itron, Inc.	800	47,568
*	iVillage, Inc.	2,600	21,190
*	Ixia	700	8,442
*	IXYS Corp.	700	7,490
*	j2 Global Communications, Inc.	900	39,240
*	Jabil Circuit, Inc.	3,200	121,120
*	Jaco Electronics, Inc.	100	357
*	JDA Software Group, Inc.	800	10,984
*	JDS Uniphase Corp.	34,100	103,664
* #	Juniper Networks, Inc.	13,300	244,587
*	Jupitermedia Corp.	800	11,872
*	Keane, Inc.	800	9,392
	Keithley Instruments, Inc.	1,000	15,080
*	Kemet Corp.	1,900	16,929
*	Key Tronic Corp.	700	2,730
*	Keynote Systems, Inc.	1,000	11,250
*	Kintera, Inc.	800	1,760
#	KLA-Tencor Corp.	4,300	224,589
*	Komag, Inc.	1,400	65,576
*	Kopin Corp.	2,200	9,570
*	Kronos, Inc.	1,100	45,111
*	Kulicke & Soffa Industries, Inc.	2,400	26,880
*	Lam Research Corp.	2,800	120,680
	Landauer, Inc.	300	13,800
*	LaserCard Corp.	300	5,481
*	Lattice Semiconductor Corp.	5,500	25,025
*	Lawson Software, Inc.	3,300	26,235
*	LeCroy Corp.	600	8,880
*	Lexar Media, Inc.	2,500	16,750
*	Lexmark International, Inc.	1,200	56,508
*	Lightbridge, Inc.	1,800	17,658
	Linear Technology Corp.	4,300	158,498
*	Lionbridge Technologies, Inc.	1,800	12,888
*	Littlefuse, Inc.	1,400	40,236
*	LogicVision, Inc.	300	408
*	Logility, Inc.	700	7,532
*	LoJack Corp.	900	20,475
*	LookSmart, Ltd.	1,250	5,750
*	LSI Logic Corp.	16,700	162,825
*	LTX Corp.	1,700	9,622
*	Lucent Technologies, Inc.	46,400	129,920
* #	Lumera Corp.	500	2,100

18

*	Macrovision Corp.	1,200	24,252
*	Magma Design Automation, Inc.	1,500	12,930
*	Management Network Group, Inc.	1,900	4,560
*	Manhattan Associates, Inc.	800	16,856
*	Manugistic Group, Inc.	4,100	7,626
*	Mapinfo Corp.	1,400	18,886
* #	Marchex, Inc. Class B	1,200	26,328
*	Mastec, Inc.	2,200	28,490
*	Mattson Technology, Inc.	2,400	28,992
	Maxim Integrated Products, Inc.	2,500	97,725
	Maximus, Inc.	1,300	47,463
*	Maxtor Corp.	3,300	31,680
*	Maxwell Technologies, Inc.	600	11,010
*	McAfee, Inc.	3,700	86,062
*	McDATA Corp. Class A	5,500	24,310
*	McDATA Corp. Class B	200	804
*	Mechanical Technology, Inc.	2,100	7,749
*	MEMC Electronic Materials, Inc.	4,100	137,309
*	Mentor Graphics Corp.	3,300	37,059
*	Mercury Computer Systems, Inc.	100	1,724
*	Merix Corp.	1,400	13,552
	Mesa Laboratories, Inc.	200	2,956
*	MetaSolv, Inc.	1,300	3,380
	Methode Electronics, Inc.	1,100	13,497
*	Metrologic Instruments, Inc.	1,000	22,410
*	Micrel, Inc.	1,400	19,558
*	Micro Linear Corp.	100	155
	Microchip Technology, Inc.	3,000	105,600
*	Micron Technology, Inc.	19,100	296,241
*	Micros Systems, Inc.	1,800	77,922
*	Microsemi Corp.	1,800	55,350
	Microsoft Corp.	112,000	3,012,800
*	MicroStrategy, Inc.	300	27,504
*	Microtune, Inc.	2,300	12,420
* #	Midway Games, Inc.	1,800	17,838
* #	Mindspeed Technologies, Inc.	2,600	9,672
*	MIPS Technologies, Inc.	2,000	16,800
*	MIVA, Inc.	1,100	4,807
*	MKS Instruments, Inc.	2,500	55,900
*	Mobility Electronics, Inc.	700	6,601
*	Mobius Management Systems, Inc.	700	4,487
	Mocon, Inc.	300	2,709
*	Moldflow Corp.	600	8,442
	Molex, Inc.	3,000	95,490
	Molex, Inc. Class A	2,800	79,520
	MoneyGram International, Inc.	2,900	83,143
*	Monolithic System Technology, Inc.	2,100	15,183
	Motorola, Inc.	26,300	562,820
*	MPS Group, Inc.	4,800	72,672
*	MRO Software, Inc.	1,300	19,162
*	MRV Communications, Inc.	5,600	16,408
	MTS Systems Corp.	900	35,568
*	Multi-Fineline Electronix, Inc.	700	39,858
*	Nanometrics, Inc.	600	7,968
*	Napco Security Systems, Inc.	650	9,887

19

*	Napster, Inc.	1,400	5,012
	National Instruments Corp.	2,500	81,125
	National Semiconductor Corp.	5,000	140,250
* #	NAVTEG Corp.	1,300	60,203
*	NCR Corp.	3,600	144,324
*	Neoforma, Inc.	200	1,982
*	NeoMagic Corp.	200	1,370
*	Neoware Systems, Inc.	900	22,077
*	NETGEAR, Inc.	1,000	17,160
*	NetIQ Corp.	1,000	11,300
*	Netlogic Microsystems, Inc.	600	21,210
*	NetManage, Inc.	400	2,180
*	NetRatings, Inc.	1,660	21,630
*	NetScout Systems, Inc.	2,100	14,196
*	Network Appliance, Inc.	5,100	169,116
*	Network Engines, Inc.	2,600	5,668
*	Network Equipment Technologies, Inc.	1,100	4,499
*	Newport Corp.	1,500	26,610
*	NIC, Inc.	2,086	12,537
*	NMS Communications Corp.	2,700	9,612
* #	Novatel Wireless, Inc.	1,000	8,160
*	Novell, Inc.	13,572	129,070
*	Novellus Systems, Inc.	4,200	112,266
*	Nu Horizons Electronics Corp.	200	1,746
*	Nuance Communications, Inc.	5,300	56,710
*	NumereX Corp. Class A	700	5,747
*	Nvidia Corp.	3,400	160,242
*	O.I. Corp.	200	2,400
*	OmniVision Technologies, Inc.	2,500	63,750
*	ON Semiconductor Corp.	8,800	57,992
*	Online Resources Corp.	1,200	15,240
*	Onvia, Inc.	508	3,114
*	ONYX Software Corp.	700	2,730
*	Open Solutions, Inc.	900	24,435
*	Openwave Systems, Inc.	2,400	47,640
*	OPNET Technologies, Inc.	1,400	13,440
*	Opsware, Inc.	2,800	22,036
*	Optical Cable Corp.	500	2,515
*	Optical Communication Products, Inc.	2,942	8,326
*	Oracle Corp.	54,400	675,648
*	OSI Systems, Inc.	600	12,450
*	Overland Storage, Inc.	400	3,424
*	OYO Geospace Corp.	300	14,217
*	Packeteer, Inc.	1,100	13,156
* #	Palm, Inc.	2,300	94,990
*	Parametric Technology Corp.	2,760	42,007
	Park Electrochemical Corp.	1,300	37,531
* #	Parkervision, Inc.	605	4,901
*	Paxar Corp.	1,900	36,442
	Paychex, Inc.	4,000	160,200
*	PC Connection, Inc.	1,300	7,124
*	PC-Tel, Inc.	500	3,775
*	PDF Solutions, Inc.	1,200	20,268
*	Pegasus Solutions, Inc.	200	1,848
*	Pegasystems, Inc.	1,600	13,088

20

*	Pemstar, Inc.	3,100	7,161
*	Perceptron, Inc.	400	3,256
*	Perficient, Inc.	1,100	12,012
*	Performance Technologies, Inc.	900	7,110
*	Pericom Semiconductor Corp.	1,800	16,218
*	Perot Systems Corp.	5,200	78,572
*	Pervasive Software, Inc.	800	3,392
*	Phoenix Technologies, Ltd.	1,100	7,623
*	Photronics, Inc.	900	15,813
*	Pinnacle Data Systems, Inc.	100	375
*	Planar Systems, Inc.	1,000	15,540
	Plantronics, Inc.	1,600	55,296
*	PLATO Learning, Inc.	1,100	8,712
*	Plexus Corp.	1,600	53,696
*	PLX Technology, Inc.	1,300	15,704
* #	PMC-Sierra, Inc.	3,800	38,798
* #	Polycom, Inc.	4,300	83,506
*	PortalPlayer, Inc.	100	2,526
*	Power Integrations, Inc.	1,000	24,830
*	Powerwave Technologies, Inc.	3,637	53,391
*	Presstek, Inc.	1,300	16,471
	Printronix, Inc.	300	4,434
*	Progress Software Corp.	1,400	40,880
	QAD, Inc.	1,700	13,600
*	QLogic Corp.	2,700	111,078
	Qualcomm, Inc.	17,100	807,291
#	Quality Systems, Inc.	300	20,766
*	Qualstar Corp.	608	2,523
*	Quantum Corp.	8,900	31,773
*	Quest Software, Inc.	4,700	68,479
*	QuickLogic Corp.	1,000	5,010
*	Quovadx, Inc.	2,429	6,923
*	Radiant Systems, Inc.	1,400	19,992
*	RadiSys Corp.	1,300	23,712
*	Radyne Corp.	900	12,636
*	RAE Systems, Inc.	2,200	7,964
*	Raindance Communications, Inc.	1,800	4,770
*	Rambus, Inc.	2,100	65,205
*	Ramtron International Corp.	1,000	2,020
*	RealNetworks, Inc.	7,900	62,094
*	Red Hat, Inc.	3,500	94,045
*	Redback Networks, Inc.	2,000	37,900
*	REMEC, Inc.	400	532
	Renaissance Learning, Inc.	1,118	19,040
	Reynolds & Reynolds Co.	2,200	60,940
*	RF Micro Devices, Inc.	8,300	55,859
*	RF Monolithics, Inc.	100	562
*	RightNow Technologies, Inc.	900	14,841
*	Rimage Corp.	300	6,534
*	Rofin-Sinar Technologies, Inc.	800	42,144
*	Rogers Corp.	800	39,232
*	RSA Security, Inc.	3,400	49,912
*	Rudolph Technologies, Inc.	800	13,184
*	S1 Corp.	3,500	14,420
*	Saba Software, Inc.	504	3,135

21

	Sabre Holdings Corp.	5,900	142,367
*	Safeguard Scientifics, Inc.	5,844	11,104
*	SafeNet, Inc.	1,234	30,751
* #	Sandisk Corp.	3,700	223,258
*	Sanmina-SCI Corp.	12,900	49,794
*	Sapient Corp.	2,000	15,000
*	SatCon Technology Corp.	400	740
*	SBS Technologies, Inc.	1,100	12,199
*	ScanSource, Inc.	500	29,055
*	Scientific Technologies, Inc.	700	4,529
*	Seachange International, Inc.	1,900	17,119
*	Secure Computing Corp.	1,200	14,520
*	Semitool, Inc.	1,500	18,945
*	Semtech Corp.	2,500	46,950
*	Serena Software, Inc.	500	11,950
*	SI International, Inc.	800	26,048
*	Sigma Designs, Inc.	700	10,290
*	Silicon Image, Inc.	700	7,644
*	Silicon Laboratories, Inc.	1,700	81,566
*	Silicon Storage Technology, Inc.	5,000	22,600
*	SimpleTech, Inc.	2,300	9,568
*	Sirenza Microdevices, Inc.	1,300	10,504
*	Skyworks Solutions, Inc.	4,700	24,722
*	SM&A	525	3,528
*	Solectron Corp.	40,700	146,927
*	Sonic Solutions, Inc.	900	16,335
*	SonicWALL, Inc.	3,000	20,130
*	Sonus Networks, Inc.	8,200	39,770
	SpectraLink Corp.	1,000	12,370
*	Spectrum Control, Inc.	500	3,725
*	SPSS, Inc.	900	29,376
*	SRA International, Inc.	1,000	34,520
*	SRS Labs, Inc.	600	3,570
*	SSA Global Technologies, Inc.	400	6,696
*	Staktek Holdings, Inc.	3,400	18,802
*	Standard Microsystems Corp.	1,300	42,276
	StarTek, Inc.	1,000	19,700
*	Stellent, Inc.	1,800	19,710
*	Stratasys, Inc.	300	8,241
*	Stratex Networks, Inc.	1,900	9,766
*	Stratos International, Inc.	600	4,038
*	Sun Microsystems, Inc.	50,829	211,957
*	Sunair Electronics, Inc.	100	530
*	Sunrise Telecom, Inc.	500	870
*	Superior Essex, Inc.	1,000	26,170
*	Supertex, Inc.	600	20,202
*	SupportSoft, Inc.	800	3,304
*	Sybase, Inc.	3,200	68,256
*	Sykes Enterprises, Inc.	900	11,988
*	Symantec Corp.	7,500	126,675
#	Symbol Technologies, Inc.	8,700	101,094
*	Symmetricom, Inc.	1,800	16,146
*	Synaptics, Inc.	1,100	25,839
*	SYNNEX Corp.	1,400	25,858
*	Synopsys, Inc.	5,000	109,350

22

*	Synplicity, Inc.	900	6,318
	Syntel, Inc.	1,390	23,630
*	Take-Two Interactive Software, Inc.	1,500	23,370
	TALX Corp.	1,100	35,156
*	Tech Data Corp.	2,600	107,978
	Technitrol, Inc.	2,600	56,888
*	Technology Solutions Co.	294	2,387
*	TechTeam Global, Inc.	200	2,150
*	Tekelec	3,200	42,912
	Tektronix, Inc.	2,900	89,320
*	TeleCommunication Systems, Inc.	500	1,050
* #	Telkonet, Inc.	1,000	4,040
*	Tellabs, Inc.	14,200	208,598
*	Telular Corp.	700	2,191
*	Teradyne, Inc.	6,800	114,172
*	Terayon Communication Systems, Inc.	1,200	3,216
*	Tessco Technologies, Inc.	200	3,700
*	Tessera Technologies, Inc.	500	15,615
	Texas Instruments, Inc.	17,100	510,435
*	Therma-Wave, Inc.	1,300	2,002
*	TheStreet.com, Inc.	900	6,984
*	THQ, Inc.	2,100	50,400
*	TIBCO Software, Inc.	10,100	87,567
*	Tier Technologies, Inc. Class B	500	3,800
*	TNS, Inc.	500	8,050
*	Tollgrade Communications, Inc.	900	12,825
	Total System Services, Inc.	3,000	58,800
*	Transact Technologies, Inc.	300	2,838
*	Transaction Systems Architects, Inc.	1,700	56,712
*	Trident Microsystems, Inc.	1,500	41,910
* #	Trimble Navigation, Ltd.	1,700	69,547
*	Triquint Semiconductor, Inc.	6,900	32,706
	TSR, Inc.	400	2,028
*	TTM Technologies, Inc.	2,600	33,566
*	Tumbleweed Communications Corp.	2,850	8,037
*	Tut Systems, Inc.	900	2,700
*	Tyler Technologies, Inc.	1,800	17,838
*	Ulticom, Inc.	2,000	22,360
*	Ultimate Software Group, Inc.	500	11,700
*	Ultra Clean Holdings, Inc.	100	860
*	Ultratech, Inc.	800	15,992
*	Unisys Corp.	10,600	70,808
	United Online, Inc.	2,600	31,226
*	Universal Display Corp.	400	5,680
* #	UTStarcom, Inc.	5,700	35,625
*	ValueClick, Inc.	4,800	84,048
*	Varian Semiconductor Equipment Associates, Inc.	1,800	84,888
*	Veeco Instruments, Inc.	1,200	24,108
*	VendingData Corp.	700	1,911
*	VeriFone Holdings, Inc.	700	18,480
*	Verint Systems, Inc.	1,100	39,853
*	VeriSign, Inc.	4,300	101,738
*	Viasat, Inc.	1,200	32,220
*	Video Display Corp.	400	3,600
*	Vignette Corp.	1,400	22,540

23

*	Virage Logic Corp.	1,600	17,632
*	Vishay Intertechnology, Inc.	7,600	110,352
*	Vitesse Semiconductor, Inc.	6,500	20,475
*	Vitria Technology, Inc.	1,300	3,549
* #	Vyyo, Inc.	400	2,848
*	WatchGuard Technologies, Inc.	1,000	4,060
*	WebEx Communications, Inc.	1,200	33,456
*	webMethods, Inc.	2,700	20,088
*	Websense, Inc.	700	43,267
*	WebSideStory, Inc.	600	9,402
*	Westell Technologies, Inc.	2,100	9,975
*	Western Digital Corp.	5,300	117,925
*	White Electronics Designs Corp.	1,200	7,260
*	Wind River Systems, Inc.	1,700	26,299
	Wireless Telecom Group, Inc.	1,200	3,324
*	Witness Systems, Inc.	900	21,087
*	WJ Communications, Inc.	2,000	3,720
	Woodhead Industries, Inc.	800	11,600
*	Wright Express Corp.	100	2,404
*	Xerox Corp.	14,300	213,070
	Xilinx, Inc.	6,700	182,776
	X-Rite, Inc.	1,000	12,750
*	Yahoo!, Inc.	14,800	474,488
*	Zebra Technologies Corp. Class A	2,400	105,936
*	Zhone Technologies, Inc.	4,400	10,736
*	Zix Corp.	200	334
*	Zomax, Inc.	912	1,870
*	Zoran Corp.	2,100	41,538
*	Zygo Corp.	1,150	19,769
Total Information Technology			38,198,198

Consumer Discretionary — (12.5%)
*	1-800 CONTACTS, Inc.	200	2,702
*	1-800-FLOWERS.COM, Inc.	800	5,104
*	4Kids Entertainment, Inc.	500	8,500
*	A.C. Moore Arts & Crafts, Inc.	200	3,600
	Aaron Rents, Inc.	1,800	47,160
	Aaron Rents, Inc. Class A	500	12,250
	Abercrombie & Fitch Co.	1,400	94,248
*	Advance Auto Parts, Inc.	1,550	64,092
	Advo, Inc.	1,000	32,150
*	Aeropostale, Inc.	1,500	43,035
	AFC Enterprises, Inc.	800	12,432
*	Aftermarket Technology Corp.	1,000	21,700
*	Alderwoods Group, Inc.	2,500	42,700
	Aldila, Inc.	300	9,690
*	Alliance Gaming Corp.	1,700	25,160
*	Alloy, Inc.	850	11,194
* #	Amazon.com, Inc.	4,100	153,709
	Ambassadors Group, Inc.	600	14,514
	American Axle & Manufacturing Holdings, Inc.	2,500	40,550
*	American Biltrite, Inc.	100	1,139
	American Eagle Outfitters, Inc.	1,600	40,704
	American Greetings Corp. Class A	3,000	62,940
*	America’s Car-Mart, Inc.	400	7,368

24

	Ameristar Casinos, Inc.	1,300	28,717
*	AnnTaylor Stores Corp.	3,000	108,900
*	Apollo Group, Inc. Class A	1,600	79,008
	Applebees International, Inc.	2,300	53,222
	Arbitron, Inc.	600	23,520
	Arctic Cat, Inc.	800	19,200
	Ark Restaurants Corp.	200	6,100
	ArvinMeritor, Inc.	2,100	35,154
*	Asbury Automotive Group, Inc.	2,000	38,300
*	Audiovox Corp. Class A	600	7,662
*	AutoNation, Inc.	8,300	173,553
*	Autozone, Inc.	1,500	145,020
* #	Avatar Holdings, Inc.	500	27,915
*	Aztar Corp.	1,600	48,288
*	Bakers Footwear Group, Inc.	400	8,780
*	Ballantyne of Omaha, Inc.	1,000	4,050
* #	Bally Total Fitness Holding Corp.	1,800	14,274
	Bandag, Inc.	500	21,385
	Bandag, Inc. Class A	600	22,134
#	Barnes & Noble, Inc.	3,000	129,210
	Bassett Furniture Industries, Inc.	400	7,716
	Beasley Broadcast Group, Inc.	300	4,062
	Beazer Homes USA, Inc.	1,900	120,555
	Bebe Stores, Inc.	1,300	22,321
*	Bed Bath and Beyond, Inc.	4,300	154,972
	Belo Corp. Class A	3,500	74,340
*	Benihana, Inc. Class A	500	13,410
	Best Buy Co., Inc.	4,900	263,914
*	Big Dog Holdings, Inc.	400	4,020
*	Big Lots, Inc.	5,400	68,634
*	BJ’s Restaurants, Inc.	1,100	27,929
	Black & Decker Corp.	1,100	94,138
*	Blount International, Inc.	1,000	16,340
*	Bluegreen Corp.	700	11,109
	Blyth, Inc.	300	6,684
	Bob Evans Farms, Inc.	1,700	49,589
*	Bombay Co., Inc.	400	1,264
	Bon-Ton Stores, Inc.	400	10,888
	Books-A—Million, Inc.	200	2,308
	Borders Group, Inc.	3,000	72,390
	BorgWarner, Inc.	2,600	145,002
	Bowl America, Inc. Class A	300	4,230
	Boyd Gaming Corp.	1,200	52,476
*	Bright Horizons Family Solutions, Inc.	700	23,457
	Brinker International, Inc.	2,900	120,785
	Brown Shoe Company, Inc.	1,100	52,470
	Brunswick Corp.	2,600	101,998
	Buckle, Inc.	600	22,950
	Building Materials Holding Corp.	900	60,570
	Burlington Coat Factory Warehouse Corp.	1,600	72,064
* #	Cabela’s, Inc.	2,300	43,493
*	Cablevision Systems New York Group Class A	2,400	63,000
*	Cache, Inc.	400	6,952
	Cadmus Communications Corp.	300	5,679
*	California Coastal Communities, Inc.	700	26,943

25

*	California Pizza Kitchen, Inc.	600	18,036
*	Canterbury Park Holding Corp.	200	2,970
*	Career Education Corp.	3,300	108,372
*	CarMax, Inc.	3,500	109,970
	Carmike Cinemas, Inc.	300	7,146
*	Carriage Services, Inc.	300	1,488
*	Carter’s, Inc.	900	57,591
*	Casual Male Retail Group, Inc.	1,100	10,021
	Catalina Marketing Corp.	1,100	24,398
	Cato Corp. Class A	1,000	20,870
*	Cavalier Homes, Inc.	1,000	7,070
*	Cavco Industries, Inc.	500	23,025
	CBRL Group, Inc.	1,900	84,417
	CBS Corp. Class A	800	19,576
	CBS Corp. Class B	8,200	200,572
*	CEC Entertainment, Inc.	1,200	39,072
	Centex Corp.	4,300	290,723
*	Champion Enterprises, Inc.	2,200	34,144
*	Champps Entertainment, Inc.	1,000	8,060
#	Charles and Colvard, Ltd.	375	5,257
*	Charlotte Russe Holding, Inc.	1,400	25,480
*	Charming Shoppes, Inc.	5,800	77,662
*	Checkers Drive-In Restaurants, Inc.	600	8,814
* #	Cheesecake Factory, Inc.	2,700	97,632
	Cherokee, Inc.	300	11,562
*	Chicos FAS, Inc.	2,700	127,035
	Choice Hotels International, Inc.	2,900	129,137
	Christopher & Banks Corp.	800	17,544
*	Chromcraft Revington, Inc.	300	3,900
	Churchill Downs, Inc.	500	20,035
	Citadel Broadcasting Co.	5,600	62,384
	CKE Restaurants, Inc.	1,700	28,917
*	CKX, Inc.	700	10,087
	Claire’s Stores, Inc.	3,200	102,528
	Clear Channel Communications, Inc.	8,100	229,230
*	Coach, Inc.	3,800	135,736
	Coachmen Industries, Inc.	200	2,360
	Coast Distribution System, Inc.	300	2,175
*	Cobra Electronics Corp.	400	4,652
*	Coldwater Creek, Inc.	2,000	44,940
*	Collectors Universe, Inc.	600	8,910
	Collegiate Pacific, Inc.	700	7,280
*	Columbia Sportswear Co.	1,600	80,576
*	Comcast Corp. Class A	14,200	380,986
*	Comcast Corp. Special Class A Non-Voting	11,700	312,975
*	Conn’s, Inc.	1,100	40,975
#	Cooper Tire & Rubber Co.	800	11,920
*	Cosi, Inc.	100	931
*	Cost Plus, Inc.	600	11,514
	Courier Corp.	500	19,735
*	Cox Radio, Inc.	1,200	16,596
	CPI Corp.	300	5,265
	Craftmade International, Inc.	200	3,640
*	Crown Media Holdings, Inc.	2,662	20,897
*	CSK Auto Corp.	1,300	20,683

26

	CSS Industries, Inc.	400	12,320
*	Cumulus Media, Inc. Class A	2,400	27,840
	Cutter & Buck, Inc.	800	9,568
*	Cybex International, Inc.	700	4,193
*	Cycle Country Accessories Corp.	300	1,125
#	Dana Corp.	2,200	3,872
	Darden Restaurants, Inc.	2,900	121,626
	Deb Shops, Inc.	600	18,990
*	Deckers Outdoor Corp.	800	27,120
*	dELiA*s, Inc.	836	7,449
	Delphi Corp.	5,100	1,632
	Delta Apparel, Inc.	600	9,300
*	Design Within Reach, Inc.	100	635
*	DeVry, Inc.	2,300	54,004
	Dillards, Inc. Class A	2,800	69,076
	Disney (Walt) Co.	26,600	744,534
*	Dixie Group, Inc.	400	6,552
	Dollar General Corp.	7,200	125,424
* #	Dollar Tree Stores, Inc.	3,300	90,486
*	Dominion Homes, Inc.	100	960
	Domino’s Pizza, Inc.	2,400	61,200
	Dover Downs Gaming & Entertainment, Inc.	500	8,300
	Dover Motorsports, Inc.	1,000	4,970
	Dow Jones & Co., Inc.	1,400	56,910
*	Drew Industries, Inc.	1,000	32,450
*	drugstore.com, Inc.	4,200	10,584
	DRYCLEAN USA, Inc.	100	219
*	Earle M. Jorgensen Co.	100	1,400
#	Eastman Kodak Co.	8,900	249,645
*	EchoStar Communications Corp. Class A	2,200	64,614
*	Educate, Inc.	200	1,722
*	Education Management Corp.	2,600	97,760
*	EMAK Worldwide, Inc.	100	824
*	Emerson Radio Corp.	1,100	3,520
*	Emmis Communications Corp. Class A	1,100	18,007
*	Entercom Communications Corp.	1,700	47,889
*	Entravision Communications Corp.	2,800	20,804
* #	Escala Group, Inc.	800	19,880
	Escalade, Inc.	400	4,536
	Ethan Allen Interiors, Inc.	1,500	61,065
#	Family Dollar Stores, Inc.	2,800	72,016
*	Famous Dave’s of America, Inc.	500	6,905
	Fedders Corp.	800	1,176
	Federated Department Stores, Inc.	4,100	291,264
	Finish Line, Inc. Class A	1,935	32,392
*	Finlay Enterprises, Inc.	100	848
*	Fisher Communications, Inc.	400	17,120
*	Fleetwood Enterprises, Inc.	1,800	20,340
	Flexsteel Industries, Inc.	400	5,660
	Foot Locker, Inc.	4,200	97,062
	Ford Motor Co.	18,600	148,242
#	Fortune Brands, Inc.	3,200	248,160
* #	Fossil, Inc.	3,200	54,464
*	Fountain Powerboat Industries, Inc.	200	1,488
*	Fox & Hound Restaurant Group	200	3,244

27

*	Franklin Covey Co.	1,400	10,878
*	Franklin Electronic Publishers, Inc.	600	2,550
	Fred’s, Inc.	1,900	26,543
*	Friendly Ice Cream Corp.	100	972
	Frisch’s Restaurants, Inc.	300	6,270
	Furniture Brands International, Inc.	3,300	81,576
*	Gaiam, Inc.	700	9,660
*	GameStop Corp. Class A	1,900	76,057
*	GameStop Corp. Class B	100	3,651
*	GameTech International, Inc.	400	1,920
	Gaming Partners International Corp.	100	1,375
* #	Gander Mountain Co.	100	669
	Gannett Co., Inc.	2,400	149,184
	Gap, Inc.	7,600	140,904
*	Gaylord Entertainment Co.	1,900	84,835
*	Gemstar-TV Guide International, Inc.	13,400	40,468
#	General Motors Corp.	7,600	154,356
*	Genesco, Inc.	1,100	44,660
	Gentek, Inc.	600	11,376
	Gentex Corp.	5,500	91,630
	Genuine Parts Co.	3,800	169,176
*	Getty Images, Inc.	1,200	97,236
*	G-III Apparel Group, Ltd.	501	8,011
* #	Goodyear Tire & Rubber Co.	6,100	87,413
*	Gottschalks, Inc.	200	1,822
	Gray Television, Inc.	400	3,368
	Gray Television, Inc. Class A	200	1,631
*	Group 1 Automotive, Inc.	900	34,452
*	GSI Commerce, Inc.	1,400	22,330
*	Guess, Inc.	1,300	47,047
*	Guitar Center, Inc.	500	25,880
*	Gymboree Corp.	1,500	34,290
	H&R Block, Inc.	4,900	109,270
*	Hampshire Group, Ltd.	300	7,329
	Hancock Fabrics, Inc.	400	1,660
	Harley-Davidson, Inc.	2,700	141,777
	Harman International Industries, Inc.	1,300	143,455
	Harrah’s Entertainment, Inc.	2,700	194,184
*	Harris Interactive, Inc.	3,900	21,918
	Harte-Hanks, Inc.	2,700	75,627
*	Hartmarx Corp.	500	4,335
	Hasbro, Inc.	7,300	148,117
*	Hastings Entertainment, Inc.	400	2,116
	Haverty Furniture Co., Inc.	800	11,400
	Haverty Furniture Co., Inc. Class A	100	1,421
*	Hayes Lemmerz International, Inc.	400	1,252
	Hearst-Argyle Television, Inc.	2,200	52,514
*	Hibbett Sporting Goods, Inc.	1,000	32,080
	Hilton Hotels Corp.	5,900	142,780
	Hollinger International, Inc. Class A	2,600	24,180
*	Hollywood Media Corp.	1,300	6,318
	Home Depot, Inc.	22,400	944,160
* #	Home Solutions of America, Inc.	900	5,265
	Horton (D.R.), Inc.	4,600	156,906
*	Hot Topic, Inc.	885	11,664

28

* #	Hovnanian Enterprises, Inc. Class A	1,000	46,110
*	Iconix Brand Group, Inc.	1,200	16,056
	IHOP Corp.	800	40,720
	ILX Resorts, Inc.	300	3,102
*	Image Entertainment, Inc.	1,200	4,080
*	IMPCO Technologies, Inc.	800	5,008
* #	Infosonics Corp.	200	2,370
*	Insight Enterprises, Inc.	2,200	47,366
	Interactive Data Corp.	3,800	85,500
*	Interface, Inc. Class A	2,100	23,268
	International Game Technology	4,600	164,542
	International Speedway Corp. Class A	1,300	61,568
*	Interpublic Group of Companies, Inc.	4,200	43,512
*	Interstate Hotels & Resorts, Inc.	1,400	6,692
*	INVESTools, Inc.	2,000	15,500
*	Isle of Capri Casinos, Inc.	1,600	48,496
*	ITT Educational Services, Inc.	1,300	80,600
	J. Alexander’s Corp.	400	3,208
*	J. Jill Group, Inc.	500	11,815
*	Jack in the Box, Inc.	1,500	60,000
	Jackson Hewitt Tax Service, Inc.	1,600	45,440
*	Jakks Pacific, Inc.	1,000	24,820
*	Jameson Inns, Inc.	3,100	8,184
* #	Jarden Corp.	3,300	98,967
*	Jennifer Convertibles, Inc.	100	487
	Johnson Controls, Inc.	2,900	206,683
#	Jones Apparel Group, Inc.	3,100	89,652
*	Jos. A. Bank Clothiers, Inc.	825	36,803
	Journal Communications, Inc. Class A	200	2,462
	Journal Register Co.	1,100	14,146
*	K2, Inc.	400	4,560
	KB Home	3,000	201,090
	Kellwood Co.	800	20,592
	Kenneth Cole Productions, Inc. Class A	400	11,004
*	Keystone Automotive Industries, Inc.	700	30,940
	Kimball International, Inc. Class B	1,100	15,587
*	Kirkland’s, Inc.	200	1,048
	Knape & Vogt Manufacturing Co.	200	3,688
	Knight-Ridder, Inc.	1,400	84,028
*	Kohl’s Corp.	2,900	139,519
	Koss Corp.	200	5,500
* #	Krispy Kreme Doughnuts, Inc.	1,000	6,750
	K-Swiss, Inc. Class A	900	26,262
*	LaCrosse Footwear, Inc.	300	3,564
*	Lakeland Industries, Inc.	300	5,784
*	Lamar Advertising Co.	2,600	132,652
	Landry’s Restaurants, Inc.	300	9,261
*	Las Vegas Sands Corp.	100	5,335
*	Laureate Education, Inc.	2,300	119,094
*	Lazare Kaplan International, Inc.	400	3,300
#	La-Z—Boy, Inc.	2,400	38,280
	Lear Corp.	500	10,430
	Lee Enterprises, Inc.	1,100	38,445
	Leggett & Platt, Inc.	5,700	133,836
	Lennar Corp. Class A	4,200	251,412

29

	Lennar Corp. Class B	1,000	55,400
*	Lenox Group, Inc.	1,000	13,360
	Levitt Corp. Class A	200	4,652
*	Liberty Global, Inc. Class A	7,700	156,387
*	Liberty Media Corp. Class A	38,000	313,120
*	Liberty Media Corp. Class B	1,100	9,042
*	LIFE TIME FITNESS, Inc.	1,600	67,136
	Lifetime Brands, Inc.	100	2,258
	Limited Brands, Inc.	6,000	142,020
*	Lin TV Corp.	800	7,464
	Lithia Motors, Inc. Class A	400	12,816
*	Live Nation, Inc.	500	8,925
	Liz Claiborne, Inc.	2,500	90,075
*	LKQ Corp.	2,300	50,646
*	Lodgenet Entertainment Corp.	400	5,696
*	Lodgian, Inc.	1,100	13,794
	Lone Star Steakhouse & Saloon, Inc.	300	8,088
	Lowe’s Companies, Inc.	8,300	565,894
*	Luby’s, Inc.	1,300	19,383
	M/I Homes, Inc.	400	16,848
*	Mace Security International, Inc.	1,000	2,320
*	Main Street Restaurant Group, Inc.	700	3,850
*	MarineMax, Inc.	1,100	33,946
	Marriott International, Inc. Class A	2,900	198,360
* #	Martha Stewart Living Omnimedia, Inc.	300	5,190
* #	Marvel Entertainment, Inc.	1,900	35,188
	Mattel, Inc.	6,700	112,895
	Matthews International Corp. Class A	1,100	40,854
*	McCormick & Schmick’s Seafood Restaurants, Inc.	900	21,087
	McDonald’s Corp.	13,300	464,303
	McGraw-Hill Companies, Inc.	3,800	201,742
	MDC Holdings, Inc.	1,200	73,548
*	Meade Instruments Corp.	200	570
	Media General, Inc. Class A	700	35,070
*	Mediacom Communications Corp.	2,400	13,536
	Meredith Corp.	1,800	99,162
* #	Meritage Homes Corp.	900	52,677
*	Mestek, Inc.	600	7,758
*	MGM Mirage	9,500	351,215
	Michaels Stores, Inc.	2,000	64,200
*	Midas, Inc.	100	1,904
*	Mikohn Gaming Corp.	200	1,588
*	Mity Enterprises, Inc.	200	3,768
	Modine Manufacturing Co.	1,700	47,685
*	Mohawk Industries, Inc.	2,300	198,973
	Monaco Coach Corp.	900	12,879
*	Monarch Casino & Resort, Inc.	600	16,086
	Monro Muffler Brake, Inc.	700	25,326
*	Morningstar, Inc.	24	1,023
*	Mothers Work, Inc.	300	7,467
	Movado Group, Inc.	500	10,900
#	Movie Gallery, Inc.	300	957
*	MTR Gaming Group, Inc.	1,300	12,961
* #	Multimedia Games, Inc.	1,000	10,590
*	Nathan’s Famous, Inc.	400	4,900

30

	National Presto Industries, Inc.	500	21,875
#	Nautilus Group, Inc.	800	13,160
* #	Navarre Corp.	500	1,915
	Nelson (Thomas), Inc.	400	11,700
*	Netflix, Inc.	1,100	29,491
*	Nevada Gold & Casinos, Inc.	700	6,615
*	New Frontier Media, Inc.	800	5,704
*	New York & Co., Inc.	100	1,687
	Newell Rubbermaid, Inc.	4,200	104,454
	News Corp. Class A	29,100	473,748
	News Corp., Inc. Class B When Issued	14,600	250,390
	NIKE, Inc. Class B	2,100	182,238
	Nobility Homes, Inc.	200	5,120
	Noble International, Ltd.	750	11,512
	Nordstrom, Inc.	3,900	148,200
*	NTL, Inc.	2,300	151,455
* #	Nutri/System, Inc.	1,100	47,267
#	Oakley, Inc.	2,300	35,006
*	O’Charleys, Inc.	1,400	24,864
*	Office Depot, Inc.	6,700	239,056
	OfficeMax, Inc.	3,100	90,923
	Omnicom Group, Inc.	2,500	199,550
*	Opinion Research Corp.	100	551
*	O’Reilly Automotive, Inc.	2,400	78,528
	Orleans Homebuilders, Inc.	600	11,724
#	Outback Steakhouse, Inc.	2,300	96,163
*	Outdoor Channel Holdings, Inc.	1,100	14,432
* #	Overstock.com, Inc.	300	6,750
	Oxford Industries, Inc.	1,100	50,358
*	P & F Industries, Inc. Class A	100	1,285
*	P.F. Chang’s China Bistro, Inc.	500	24,170
* #	Pacific Sunwear of California, Inc.	2,600	61,906
*	Palm Harbor Homes, Inc.	1,400	29,330
*	Panera Bread Co.	800	56,688
*	Pantry, Inc.	1,000	59,170
*	Papa John’s International, Inc.	1,000	32,900
*	Payless ShoeSource, Inc.	3,100	73,470
*	PC Mall, Inc.	800	4,944
*	Penn National Gaming, Inc.	1,700	58,956
	Penney (J.C.) Co., Inc.	2,800	164,192
*	Perry Ellis International, Inc.	500	11,005
*	PetMed Express, Inc.	700	13,083
	PETsMART, Inc.	1,300	33,748
	Phillips-Van Heusen Corp.	1,900	67,450
*	Phoenix Footwear Group, Inc.	500	2,675
*	Pinnacle Entertainment, Inc.	1,500	42,075
*	Pixar, Inc.	1,500	95,700
*	Playboy Enterprises, Inc. Class A	200	2,500
*	Playboy Enterprises, Inc. Class B	1,400	19,404
*	Point.360	100	227
	Polaris Industries, Inc.	800	40,040
	Polo Ralph Lauren Corp.	1,400	81,144
*	Pomeroy IT Solutions, Inc.	100	930
#	Pre-Paid Legal Services, Inc.	300	10,833
* #	Priceline.com, Inc.	1,900	46,645

31

*	PRIMEDIA, Inc.	4,500	10,170
*	Princeton Review, Inc.	800	4,264
*	Proliance International, Inc.	600	3,150
*	ProQuest Co.	1,100	23,430
	Pulte Homes, Inc.	8,600	330,326
*	QEP Co., Inc.	200	2,140
*	Quaker Fabric Corp.	200	566
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	2,200	9,966
*	Quiksilver, Inc.	2,600	37,700
*	R&B, Inc.	500	5,305
*	R.H. Donnelley Corp.	1,414	86,254
*	Radio One, Inc. Class A	300	2,535
*	Radio One, Inc. Class D	3,200	26,688
	RadioShack Corp.	2,200	43,010
*	Rare Hospitality International, Inc.	2,200	70,400
*	RC2 Corp.	900	32,427
*	RCN Corp.	1,700	42,500
	Reader’s Digest Association, Inc.	3,100	47,089
*	Reading International, Inc. Class A	1,100	8,899
*	Red Lion Hotels Corp.	200	2,330
* #	Red Robin Gourmet Burgers, Inc.	600	23,994
* #	RedEnvelope, Inc.	500	4,830
*	Regent Communications, Inc.	600	2,742
	Regis Corp.	2,000	76,560
*	Rent-A—Center, Inc.	2,600	60,684
*	Rentrak Corp.	576	6,157
*	Rent-Way, Inc.	600	4,062
*	Restoration Hardware, Inc.	1,400	7,532
* #	Retail Ventures, Inc.	1,800	23,868
*	Rex Stores Corp.	200	3,064
*	Rockford Corp.	700	2,807
*	Rocky Shoes & Boots, Inc.	100	2,374
	Ross Stores, Inc.	2,200	62,304
*	Rubio’s Restaurants, Inc.	600	6,150
#	Ruby Tuesday, Inc.	2,800	79,940
	Russ Berrie & Co., Inc.	600	8,154
	Russell Corp.	900	12,852
*	Ryan’s Restaurant Group, Inc.	1,800	23,778
	Ryland Group, Inc.	1,700	118,575
*	Saga Communications, Inc. Class A	600	5,682
	Saks, Inc.	6,200	117,180
*	Salem Communications Corp.	900	12,582
* #	Salton, Inc.	200	286
	Sauer-Danfoss, Inc.	2,200	47,190
*	Scholastic Corp.	1,200	35,304
*	Scientific Games Corp.	2,001	61,191
	SCP Pool Corp.	1,500	65,205
	Scripps (E.W.) Co.	2,100	100,968
*	Sears Holdings Corp.	1,300	156,585
*	Select Comfort Corp.	1,000	36,550
	Service Corp. International	13,200	104,940
* #	Sharper Image Corp.	200	2,360
	Sherwin-Williams Co.	2,000	91,100
*	Shiloh Industries, Inc.	1,100	17,930
*	Shoe Carnival, Inc.	200	4,494

32

* #	Shuffle Master, Inc.	1,000	26,130
	Sinclair Broadcast Group, Inc. Class A	2,100	15,099
* #	Sirius Satellite Radio, Inc.	20,000	102,200
* #	Six Flags, Inc.	2,500	26,375
*	Skechers U.S.A., Inc. Class A	1,000	21,200
	Skyline Corp.	500	20,060
*	Smith & Wesson Holding Corp.	1,300	6,500
	Snap-On, Inc.	2,600	101,192
	Sonic Automotive, Inc.	1,400	37,086
*	Sonic Corp.	1,900	60,059
*	Sotheby’s Holdings, Inc. Class A	1,600	33,792
*	Source Interlink Companies, Inc.	2,500	26,875
*	Spanish Broadcasting System, Inc.	300	1,683
	Spartan Motors, Inc.	500	5,365
	Speedway Motorsports, Inc.	2,100	75,285
*	Sport Chalet, Inc. Class A	175	1,421
*	Sport Chalet, Inc. Class B	225	1,800
*	Sportsman’s Guide, Inc.	300	7,587
	Stage Stores, Inc.	1,300	37,908
*	Stamps.com, Inc.	700	22,547
	Standard Motor Products, Inc.	300	3,183
	Standard Pacific Corp.	1,900	62,415
	Stanley Furniture, Inc.	800	20,400
	Staples, Inc.	7,800	191,412
*	Starbucks Corp.	7,600	276,032
	Station Casinos, Inc.	1,100	75,295
	Stein Mart, Inc.	600	10,008
*	Steinway Musical Instruments, Inc.	100	3,295
	Steven Madden, Ltd.	800	25,640
	Stewart Enterprises, Inc.	1,400	7,098
*	Stoneridge, Inc.	400	2,376
*	Strattec Security Corp.	100	4,046
	Strayer Education, Inc.	300	28,899
	Stride Rite Corp.	1,700	23,630
	Sturm Ruger & Co., Inc.	1,000	7,200
*	Sunterra Corp.	800	12,000
#	Superior Industries International, Inc.	1,300	28,015
	Superior Uniform Group, Inc.	100	1,108
	Syms Corp.	600	8,760
* #	Syntax-Brillian Corp.	700	3,017
*	Systemax, Inc.	1,500	10,425
#	Talbots, Inc.	1,200	31,992
	Tandy Brand Accessories, Inc.	500	5,405
*	Tandy Leather Factory, Inc.	400	2,548
	Target Corp.	9,300	505,920
*	Tarragon Corp.	800	15,464
*	Tarrant Apparel Group	300	348
	Technical Olympic USA, Inc.	1,800	38,124
*	Tempur-Pedic International, Inc.	1,000	11,800
*	Tenneco Automotive, Inc.	1,500	33,975
* #	The Children’s Place Retail Stores, Inc.	1,300	60,671
*	The DIRECTV Group, Inc.	12,100	190,696
*	The Dress Barn, Inc.	1,400	60,452
	The Hallwood Group, Inc.	200	29,800
	The Marcus Corp.	200	3,286

33

	The McClatchey Co.	500	27,635
*	The Men’s Wearhouse, Inc.	1,800	56,376
#	The New York Times Co. Class A	3,200	90,304
	The Pep Boys - Manny, Moe & Jack	3,500	54,950
*	The Sports Authority, Inc.	1,200	43,908
	The Stanley Works	1,900	95,266
*	The Steak n Shake Co.	800	14,584
	The TJX Companies, Inc.	6,300	154,287
	Thor Industries, Inc.	2,600	122,720
	Tiffany & Co.	3,100	115,103
*	Timberland Co. Class A	1,700	59,585
	Time Warner, Inc.	68,200	1,180,542
*	TiVo, Inc.	1,700	9,435
*	Toll Brothers, Inc.	2,900	93,844
*	Too, Inc.	1,100	33,473
*	Tractor Supply Co.	1,300	82,134
	Traffix, Inc.	600	3,120
	Triarc Companies, Inc. Class A	1,100	18,678
	Tribune Co.	7,300	223,380
*	Triple Crown Media, Inc.	60	402
*	TRW Automotive Holdings Corp.	4,500	115,200
	Tuesday Morning Corp.	900	19,809
	Tupperware Corp.	2,100	44,499
*	Unifi, Inc.	1,600	4,912
	Unifirst Corp.	300	10,053
	United Auto Group, Inc.	2,700	116,748
*	United Retail Group, Inc.	700	11,585
*	Universal Electronics, Inc.	900	16,164
*	Universal Technical Institute, Inc.	800	24,648
*	Univision Communications, Inc. Class A	7,900	264,255
* #	Urban Outfitters, Inc.	2,500	70,250
	V.F. Corp.	3,700	202,760
*	Vail Resorts, Inc.	1,600	52,864
*	Valassis Communications, Inc.	500	13,775
	Value Line, Inc.	100	3,385
*	ValueVision Media, Inc. Class A	1,600	20,336
*	Varsity Group, Inc.	100	402
*	VCG Holding Corp.	100	104
*	Vertrue, Inc.	500	22,030
*	Viacom, Inc. Class A	800	31,992
*	Viacom, Inc. Class B	8,200	327,672
*	Virco Manufacturing Corp.	500	2,775
	Visteon Corp.	3,200	14,912
*	Warnaco Group, Inc.	2,300	53,383
	Warner Music Group Corp.	200	4,110
	Washington Post Co.	100	75,225
*	WCI Communities, Inc.	1,300	32,812
*	Weight Watchers International, Inc.	1,600	83,952
	Wendy’s International, Inc.	2,600	150,540
*	West Marine, Inc.	400	5,148
	Westwood One, Inc.	2,700	30,105
*	Wet Seal, Inc. Class A	2,100	11,151
	Weyco Group, Inc.	700	13,503
	Whirlpool Corp.	1,500	134,685
	Wiley (John) & Sons, Inc. Class A	1,000	37,650

34

	Wiley (John) & Sons, Inc. Class B	300	11,400
* #	Williams-Sonoma, Inc.	1,600	64,784
*	Wilsons The Leather Experts, Inc.	900	3,015
*	Winmark Corp.	200	4,510
#	Winnebago Industries, Inc.	1,100	35,332
*	WMS Industries, Inc.	1,000	29,050
	Wolverine World Wide, Inc.	2,000	44,120
	World Wrestling Federation Entertainment, Inc.	1,000	14,950
* #	Wynn Resorts, Ltd.	1,900	126,255
	Xerium Technologies, Inc.	200	1,850
*	XM Satellite Radio Holdings, Inc.	2,000	44,180
	Yankee Candle Co., Inc.	700	20,328
*	Young Broadcasting, Inc. Class A	600	1,818
	Yum! Brands, Inc.	2,900	138,330
*	Zale Corp.	1,400	36,470
*	Zapata Corp.	600	3,636
Total Consumer Discretionary			32,925,136

Industrials — (11.4%)
*	3-D Systems Corp.	300	5,700
	3M Co.	7,600	559,284
*	AAON, Inc.	700	15,309
*	AAR Corp.	800	20,248
	ABM Industries, Inc.	2,200	40,590
	Abrams Industries, Inc.	110	458
*	ABX Air, Inc.	2,100	16,842
	Aceto Corp.	900	6,669
*	Active Power, Inc.	2,500	11,650
#	Actuant Corp.	1,200	66,120
	Acuity Brands, Inc.	2,000	78,980
	Adesa, Inc.	4,000	100,000
	Administaff, Inc.	800	37,960
*	Aerosonic Corp.	100	705
*	AGCO Corp.	2,600	50,830
*	AirNet Systems, Inc.	200	684
*	Airtran Holdings, Inc.	4,100	72,898
	Alamo Group, Inc.	700	16,702
*	Alaska Air Group, Inc.	1,300	41,665
	Albany International Corp. Class A	1,400	52,038
	Alexander & Baldwin, Inc.	2,500	121,825
* #	Alliant Techsystems, Inc.	1,300	99,346
*	Allied Defense Group, Inc.	500	11,450
*	Allied Waste Industries, Inc.	14,700	157,437
	Ambassadors International, Inc.	800	14,144
*	Amerco, Inc.	1,200	106,608
	American Ecology Corp.	900	17,118
	American Power Conversion Corp.	3,200	65,376
*	American Reprographics Co.	100	2,870
*	American Science & Engineering, Inc.	300	22,827
#	American Standard Companies, Inc.	2,400	94,992
* #	American Superconductor Corp.	1,400	14,112
	American Woodmark Corp.	400	13,600
	Ameron International Corp.	300	17,820
	Ametek, Inc.	2,500	107,100
	Ampco-Pittsburgh Corp.	700	14,217

35

*	AMR Corp.	4,400	110,440
	Amrep Corp.	500	15,580
	Apogee Enterprises, Inc.	1,700	29,393
	Applied Industrial Technologies, Inc.	1,400	59,892
	Applied Signal Technologies, Inc.	600	14,064
	ARAMARK Corp.	1,700	48,382
*	Argon ST, Inc.	700	20,797
	Arkansas Best Corp.	1,500	62,340
*	Armor Holdings, Inc.	1,700	99,841
*	Astec Industries, Inc.	1,000	35,920
*	Astronics Corp.	400	5,314
*	ASV, Inc.	700	22,526
*	Avalon Holding Corp. Class A	100	470
	Avery Dennison Corp.	1,600	96,000
*	Aviall, Inc.	1,600	61,040
*	Axsys Technologies, Inc.	400	6,620
*	AZZ, Inc.	400	9,116
	Badger Meter, Inc.	300	16,032
*	Baker (Michael) Corp.	500	13,825
	Baldor Electric Co.	1,500	48,375
	Banta Corp.	1,500	73,065
	Barnes Group, Inc.	1,100	42,218
*	BE Aerospace, Inc.	2,000	47,980
	Boeing Co.	7,700	559,713
	Bowne & Co., Inc.	900	13,401
	Brady Co. Class A	2,000	73,960
#	Briggs & Stratton Corp.	2,200	78,056
*	BTU International, Inc.	300	4,383
	C&D Technologies, Inc.	1,400	11,956
	C. H. Robinson Worldwide, Inc.	3,300	147,906
* #	Capstone Turbine Corp.	2,100	6,636
	Carlisle Companies, Inc.	1,400	110,040
	Cascade Corp.	800	41,488
*	Casella Waste Systems, Inc. Class A	1,500	21,225
	Caterpillar, Inc.	6,900	504,252
*	CBIZ, Inc.	4,600	33,396
*	CD&L, Inc.	800	2,264
	CDI Corp.	900	22,041
*	Celadon Group, Inc.	800	19,280
	Cendant Corp.	10,700	177,834
	Central Parking Corp.	500	8,150
*	Cenveo, Inc.	1,500	21,135
*	Ceradyne, Inc.	800	48,704
	Champion Industries, Inc.	600	3,723
*	Channell Commercial Corp.	200	1,030
	Chase Corp.	100	1,485
*	ChoicePoint, Inc.	1,300	57,720
	Cintas Corp.	3,400	139,706
	CIRCOR International, Inc.	300	8,280
	Clarcor, Inc.	1,700	57,545
*	Clean Harbors, Inc.	500	16,490
	CNF, Inc.	1,800	90,324
*	Coinstar, Inc.	1,200	30,960
*	Columbus McKinnon Corp.	900	24,210
	Comfort Systems USA, Inc.	1,000	10,990

36

*	Commercial Vehicle Group, Inc.	900	16,470
	CompX International, Inc.	300	5,112
*	COMSYS IT Partners, Inc.	300	3,501
*	Consolidated Graphics, Inc.	900	45,963
*	Continental Airlines, Inc.	2,400	55,920
*	Copart, Inc.	3,100	80,104
*	Cornell Companies, Inc.	400	5,404
	Corporate Executive Board Co.	700	70,000
*	Corrections Corporation of America	1,900	81,719
*	CoStar Group, Inc.	900	46,449
*	CPI Aerostructures, Inc.	300	2,940
*	CRA International, Inc.	400	18,700
	Crane Co.	2,700	103,923
*	Cross (A.T.) Co. Class A	100	455
	CSX Corp.	6,700	371,046
	Cubic Corp.	1,600	34,592
	Cummins, Inc.	1,900	205,732
	Curtiss-Wright Corp.	1,300	80,392
#	Danaher Corp.	3,200	193,856
	Deere & Co.	3,300	251,691
	Deluxe Corp.	1,000	24,770
*	DiamondCluster International, Inc.	900	8,793
*	Distributed Energy Systems Corp.	1,300	12,129
* #	Document Securities Systems, Inc.	300	3,828
*	Dollar Thrifty Automotive Group, Inc.	1,500	60,570
	Donaldson Co., Inc.	2,400	83,184
	Donnelley (R.R.) & Sons Co.	7,200	242,352
#	Dover Corp.	5,600	268,464
	DRS Technologies, Inc.	1,805	95,250
*	Ducommun, Inc.	700	15,484
*	Duratek, Inc.	100	2,192
*	Dynamex, Inc.	500	10,160
	Eastern Co.	100	2,160
	Eaton Corp.	3,000	209,010
	Ecology & Environment, Inc. Class A	200	2,078
	EDO Corp.	600	17,478
*	EGL, Inc.	1,800	72,810
*	Electro Rent Corp.	1,600	23,840
	ElkCorp	900	32,490
*	EMCOR Group, Inc.	1,600	69,744
	Emerson Electric Co.	4,400	359,964
*	Encore Wire Corp.	1,100	34,309
* #	Energy Conversion Devices, Inc.	800	37,480
*	EnerSys	2,100	28,518
*	ENGlobal Corp.	800	8,080
	Ennis, Inc.	1,200	23,664
*	EnPro Industries, Inc.	1,300	42,601
*	Environmental Tectonics Corp.	100	512
	Equifax, Inc.	2,500	91,600
*	ESCO Technologies, Inc.	800	40,624
	Espey Manufacturing & Electronics Corp.	200	3,396
*	Essex Corp.	600	13,500
*	Esterline Technologies Corp.	1,100	45,804
*	Evergreen Solar, Inc.	1,700	26,503
	Expeditors International of Washington, Inc.	2,000	155,580

37

*	Exponent, Inc.	547	17,395
*	ExpressJet Holdings, Inc.	2,400	18,048
*	EXX, Inc. Class A	200	420
	Fastenal Co.	2,100	92,211
	Federal Signal Corp.	2,300	41,193
	FedEx Corp.	2,700	289,548
*	Fiberstars, Inc.	400	3,520
*	First Advantage Corp.	500	11,910
*	First Consulting Group, Inc.	1,400	8,750
*	Flanders Corp.	1,200	13,140
	Florida East Coast Industries, Inc.	2,000	101,680
*	Flow International Corp.	200	2,614
*	Flowserve Corp.	2,500	128,500
	Fluor Corp.	1,300	112,190
	Forward Air Corp.	900	31,932
*	Foster (L.B.) Co. Class A	700	10,556
	Franklin Electric Co., Inc.	1,100	49,335
*	Frontier Airlines, Inc.	800	5,760
*	Frozen Food Express Industries, Inc.	1,200	13,992
*	FTI Consulting, Inc.	2,400	67,056
* #	FuelCell Energy, Inc.	2,200	24,486
	G & K Services, Inc. Class A	900	35,190
*	Gardner Denver Machinery, Inc.	1,600	98,176
	GATX Corp.	2,300	91,310
*	Gehl Co.	500	16,545
#	Gencorp, Inc.	1,600	30,800
*	General Cable Corp.	1,900	51,300
	General Dynamics Corp.	1,900	234,213
	General Electric Co.	112,100	3,684,727
*	Genesee & Wyoming, Inc.	1,100	50,325
*	Genlyte Group, Inc.	900	55,692
*	Global Power Equipment Group, Inc.	600	3,036
	Goodrich (B.F.) Co.	2,200	92,048
	Gorman-Rupp Co.	800	18,216
*	GP Strategies Corp.	700	5,040
	Graco, Inc.	1,300	54,171
*	Graftech International, Ltd.	1,900	9,690
	Graham Corp.	200	3,650
	Granite Construction, Inc.	1,900	88,065
	Greenbrier Companies, Inc.	700	26,446
*	Griffon Corp.	1,500	35,280
	Hardinge, Inc.	600	9,978
	Harland (John H.) Co.	1,300	47,047
	Harsco Corp.	1,900	151,582
*	Hawk Corp.	500	7,650
	Healthcare Services Group, Inc.	1,300	23,998
	Heartland Express, Inc.	3,300	76,329
	Heico Corp.	1,200	35,304
	Heico Corp. Class A	700	18,207
*	Heidrick & Struggles International, Inc.	800	29,600
*	Henry Bros. Electronics, Inc.	100	600
*	Herley Industries, Inc.	400	7,524
	Herman Miller, Inc.	1,300	39,247
* #	Hexcel Corp.	3,100	66,712
*	Hi-Shear Technology Corp.	100	354

38

	Honeywell International, Inc.	8,200	335,790
*	Hub Group, Inc. Class A	900	37,530
	Hubbell, Inc.	1,800	83,646
	Hubbell, Inc. Class A	500	21,250
*	Hudson Highland Group, Inc.	700	11,613
	Hughes Supply, Inc.	2,300	106,375
	Hunt (J.B.) Transport Services, Inc.	5,200	123,032
*	Hurco Companies, Inc.	300	8,640
*	Huttig Building Products, Inc.	800	6,936
*	ICT Group, Inc.	600	14,244
	IDEX Corp.	1,700	80,325
*	II-VI, Inc.	1,000	18,190
	IKON Office Solutions, Inc.	1,900	24,985
	Illinois Tool Works, Inc.	3,100	266,104
*	Industrial Distribution Group, Inc.	300	2,304
*	Infrasource Services, Inc.	2,400	42,888
*	Innotrac Corp.	200	744
*	Innovative Solutions & Support, Inc.	100	1,411
*	Insituform Technologies, Inc. Class A	1,600	43,056
*	Integrated Electrical Services, Inc.	400	386
*	Interline Brands, Inc.	100	2,325
	International Aluminum Corp.	300	11,850
*	International Shipholding Corp.	300	4,677
	Interpool, Inc.	1,000	19,620
*	Intersections, Inc.	500	4,555
* #	Ionatron, Inc.	2,000	22,920
	ITT Industries, Inc.	2,800	147,000
* #	Jacobs Engineering Group, Inc.	900	77,166
*	Jacuzzi Brands, Inc.	1,100	10,758
*	JetBlue Airways Corp.	3,800	43,320
	JLG Industries, Inc.	1,400	82,586
#	Joy Global, Inc.	2,400	123,744
*	Kadant, Inc.	400	7,556
	Kaman Corp. Class A	400	9,084
*	Kansas City Southern	3,300	76,461
	Kaydon Corp.	1,300	46,800
	Kelly Services, Inc. Class A	1,500	40,485
	Kelly Services, Inc. Class B	100	2,847
	Kennametal, Inc.	2,200	128,656
*	Key Technology, Inc.	302	3,440
*	Kforce, Inc.	1,609	19,485
*	Kirby Corp.	1,600	98,080
	Knight Transportation, Inc.	2,850	56,402
	Knoll, Inc.	100	1,991
*	Korn/Ferry International	1,900	39,995
*	K-Tron International, Inc.	200	7,980
*	KVH Industries, Inc.	1,000	10,500
	L-3 Communications Holdings, Inc.	4,000	332,440
*	LaBarge, Inc.	400	6,696
*	Labor Ready, Inc.	1,900	46,683
*	Ladish Co., Inc.	800	17,592
	Laidlaw International, Inc.	4,500	124,200
	Landstar Systems, Inc.	1,600	74,544
	Lawson Products, Inc.	600	21,234
*	Layne Christensen Co.	1,000	27,890

39

*	Learning Tree International, Inc.	300	3,513
*	LECG Corp.	683	11,044
	Lennox International, Inc.	3,200	102,880
	Lincoln Electric Holdings, Inc.	1,900	87,704
	Lindsay Manufacturer Co.	600	14,700
*	LMI Aerospace, Inc.	500	7,328
	Lockheed Martin Corp.	3,200	233,184
	LSI Industries, Inc.	1,200	18,648
*	Lydall, Inc.	200	1,774
*	M&F Worldwide Corp.	300	4,950
*	Mac-Gray Corp.	900	10,800
	Macquarie Infrastucture Co. Trust	100	3,460
*	Magnetek, Inc.	1,100	4,400
*	MAIR Holdings, Inc.	300	1,533
	Manpower, Inc.	2,800	150,192
*	Marten Transport, Ltd.	1,300	30,407
	Masco Corp.	4,000	124,760
	McGrath Rentcorp.	1,100	30,272
*	Media Sciences International, Inc.	700	2,338
*	Medialink Worldwide, Inc.	500	2,245
* #	Medis Technologies, Ltd.	800	15,200
*	Merrimac Industries, Inc.	100	908
*	Mesa Air Group, Inc.	2,200	25,124
	Met-Pro Corp.	633	8,596
* #	Microvision, Inc.	700	2,422
*	Middleby Corp.	300	28,410
*	Midwest Air Group, Inc.	800	4,288
*	Miller Industries, Inc.	600	15,300
	Mine Safety Appliances Co.	800	31,880
*	Misonix, Inc.	500	2,940
*	Mobile Mini, Inc.	1,000	54,480
*	Monster Worldwide, Inc.	2,300	112,608
*	Moog, Inc. Class A	1,600	53,696
*	Moog, Inc. Class B	100	3,354
*	MPW Industrial Services Group, Inc.	100	197
	MSC Industrial Direct Co., Inc. Class A	1,300	61,581
*	MTC Technologies, Inc.	400	11,036
	Mueller Industries, Inc.	1,800	59,418
	Multi-Color Corp.	300	8,334
	NACCO Industries, Inc. Class A	500	69,400
*	Nashua Corp.	300	2,043
*	National Technical Systems, Inc.	500	2,580
*	Navigant Consulting, Inc.	1,600	31,184
*	Navistar International Corp.	1,600	46,960
*	NCI Building Systems, Inc.	1,200	69,216
*	NCO Group, Inc.	1,000	22,470
	Nordson Corp.	1,500	74,880
	Norfolk Southern Corp.	6,100	312,198
*	North America Galvanizing & Coatings, Inc.	100	235
	Northrop Grumman Corp.	5,300	339,730
*	NuCo2, Inc.	600	17,970
*	Odyssey Marine Exploration, Inc.	1,000	3,750
*	Old Dominion Freight Line, Inc.	1,750	46,130
*	On Assignment, Inc.	1,200	13,308
*	Orbital Sciences Corp.	2,600	39,598

40

	Oshkosh Truck Corp. Class B	2,600	147,498
	Outlook Group Corp.	200	2,120
*	P.A.M. Transportation Services, Inc.	800	16,824
	Paccar, Inc.	2,900	202,623
	Pall Corp.	4,200	123,564
*	Paragon Technologies, Inc.	100	1,018
	Parker Hannifin Corp.	3,300	257,961
*	Park-Ohio Holdings Corp.	500	10,360
*	Patrick Industries, Inc.	200	2,197
*	Patriot Transportation Holding, Inc.	200	13,552
*	Peerless Manufacturing Co.	200	3,500
	Pentair, Inc.	2,900	116,435
*	Perini Corp.	1,200	36,468
*	PHH Corp.	2,600	74,334
*	Pico Holdings, Inc.	900	30,393
*	Pinnacle Airlines Corp.	500	3,775
	Pitney Bowes, Inc.	3,900	166,686
*	Plug Power, Inc.	1,900	9,671
*	Powell Industries, Inc.	600	13,530
*	Power-One, Inc.	3,900	22,113
	Precision Castparts Corp.	1,900	100,776
	Preformed Line Products Co.	300	12,315
	Providence & Worcester Railroad Co.	300	4,878
#	PW Eagle, Inc.	300	6,627
*	Quality Distribution, Inc.	600	6,576
*	Quanta Services, Inc.	5,600	76,664
	Quixote Corp.	500	11,225
*	RailAmerica, Inc.	1,000	9,900
	Raven Industries, Inc.	500	17,640
	Raytheon Co.	6,700	290,780
*	RCM Technologies, Inc.	750	4,560
	Regal-Beloit Corp.	1,900	76,456
*	RemedyTemp, Inc.	50	525
*	Republic Airways Holdings, Inc.	2,000	28,040
	Republic Services, Inc.	2,800	108,836
*	Resources Connection, Inc.	1,600	44,032
	Robbins & Myers, Inc.	400	8,392
	Robert Half International, Inc.	2,500	89,800
	Rockwell Automation, Inc.	2,400	163,608
	Rockwell Collins, Inc.	1,600	85,040
	Rollins, Inc.	1,400	27,118
	Roper Industries, Inc.	2,900	130,703
*	Rush Enterprises, Inc. Class A	1,100	20,350
*	Rush Enterprises, Inc. Class B	400	6,908
	Ryder System, Inc.	2,800	124,152
	Schawk, Inc.	1,100	27,335
*	SCS Transportation, Inc.	200	5,406
*	Security Capital Corp.	300	5,100
*	Sequa Corp. Class A	500	42,455
*	Sequa Corp. Class B	300	25,497
*	Shaw Group, Inc.	4,700	156,745
*	SIFCO Industries, Inc.	100	423
	Simpson Manufacturing Co., Inc.	1,600	62,544
*	Sirva, Inc.	800	6,400
*	Sitel Corp.	3,300	11,946

41

	Skywest, Inc.	2,800	81,116
*	SL Industries, Inc.	300	4,530
	Smith (A.O.) Corp.	1,300	60,190
*	SOURCECORP, Inc.	700	17,920
	Southwest Airlines Co.	11,800	197,886
	Sparton Corp.	420	3,616
*	Spherion Corp.	1,700	16,966
*	Spherix, Inc.	800	2,000
* #	Spire Corp.	300	3,000
	SPX Corp.	3,000	147,750
*	Standard Parking Corp.	228	4,877
	Standard Register Co.	1,500	24,630
	Standex International Corp.	800	25,496
	Starrett (L.S.) Co. Class A	250	3,625
	Steelcase, Inc. Class A	3,000	51,000
*	Stericycle, Inc.	2,000	120,900
*	Sterling Construction Co., Inc.	300	5,526
	Stewart & Stevenson Services, Inc.	900	31,005
	Sun Hydraulics, Inc.	300	6,822
	Supreme Industries, Inc.	500	3,740
*	Swift Transportation Co., Inc.	2,800	66,752
	Sypris Solutions, Inc.	500	5,185
*	SYS	700	2,730
*	Team, Inc.	500	14,800
	Technology Research Corp.	300	2,343
	Tecumseh Products Co. Class A	300	6,783
*	Teledyne Technologies, Inc.	1,100	36,443
	Teleflex, Inc.	1,800	116,370
*	TeleTech Holdings, Inc.	3,400	41,990
	Tennant Co.	600	28,020
*	Terex Corp.	1,700	134,555
*	Tetra Tech, Inc.	1,800	32,058
	Textron, Inc.	2,700	237,897
*	The Advisory Board Co.	500	26,985
#	The Brink’s Co.	2,600	127,322
*	The Dun & Bradstreet Corp.	1,300	94,562
*	The Geo Group, Inc.	400	9,040
*	The Lamson & Sessions Co.	700	16,527
	The Manitowoc Co., Inc.	1,400	107,898
*	Thomas & Betts Corp.	2,700	132,840
	Timken Co.	4,200	120,456
	Todd Shipyards Corp.	300	7,980
	Toro Co.	1,100	50,743
*	TRC Companies, Inc.	800	8,856
	Tredegar Industries, Inc.	1,200	19,800
	Trinity Industries, Inc.	2,800	148,400
*	Triumph Group, Inc.	400	16,740
*	Tufco Technologies, Inc.	110	704
* #	TurboChef Technologies, Inc.	600	7,980
	Twin Disc, Inc.	200	10,492
*	U.S. Home Systems, Inc.	500	3,845
*	U.S. Xpress Enterprises, Inc. Class A	900	15,354
	UAP Holding Corp.	1,500	32,640
*	Ultralife Batteries, Inc.	600	7,470
	Union Pacific Corp.	4,000	354,200

42

	United Industrial Corp.	300	15,498
	United Parcel Service, Inc.	6,700	500,557
*	United Rentals, Inc.	4,600	149,960
*	United Stationers, Inc.	1,500	74,250
	United Technologies Corp.	10,800	631,800
	Universal Forest Products, Inc.	900	55,647
*	Universal Security Instruments, Inc.	200	4,616
*	UQM Technologies, Inc.	1,000	4,040
*	URS Corp.	2,300	100,257
*	US Airways Group, Inc.	165	5,460
*	USA Truck, Inc.	800	23,544
	Valley National Gases, Inc.	700	15,155
	Valmont Industries, Inc.	1,500	54,555
*	Versar, Inc.	100	380
	Viad Corp.	1,400	44,814
	Vicor Corp.	1,400	27,846
*	Volt Information Sciences, Inc.	300	7,179
	VSE Corp.	100	4,030
	W.W. Grainger, Inc.	1,800	133,272
	Wabash National Corp.	1,300	25,961
	Wabtec Corp.	2,200	72,666
	Walter Industries, Inc.	1,100	72,413
	Washington Group International, Inc.	1,300	75,881
*	Waste Connections, Inc.	1,400	51,296
	Waste Industries USA, Inc.	900	13,950
	Waste Management, Inc.	8,200	272,732
*	Water Pik Technologies, Inc.	400	11,020
	Watsco, Inc. Class A	1,100	76,582
	Watsco, Inc. Class B	200	14,140
	Watson Wyatt & Co. Holdings	1,300	39,728
	Watts Water Technologies, Inc.	800	28,624
	Werner Enterprises, Inc.	3,800	73,834
* #	WESCO International, Inc.	1,500	85,980
*	West Corp.	2,300	100,119
*	Westaff, Inc.	600	2,646
*	Willis Lease Finance Corp.	100	951
*	Wolverine Tube, Inc.	400	1,468
	Woodward Governor Co.	1,800	57,870
*	World Air Holdings, Inc.	300	2,601
*	Xanser Corp.	1,500	6,555
* #	YRC Worldwide, Inc.	2,600	124,384
Total Industrials			29,845,422

Health Care — (11.3%)
*	Abaxis, Inc.	500	10,995
	Abbott Laboratories	15,400	680,372
* #	Abgenix, Inc.	900	20,016
*	Abiomed, Inc.	800	8,320
*	Acadia Pharmaceuticals, Inc.	700	10,479
*	Accelrys, Inc.	400	2,480
*	Acusphere, Inc.	1,000	5,830
*	Adolor Corp.	1,300	35,711
*	Advanced Magnetics, Inc.	300	7,500
*	Advanced Medical Optics, Inc.	2,800	124,544
*	ADVENTRX Pharmaceuticals, Inc.	1,200	5,676

43

	Aetna, Inc.	6,000	306,000
*	Affymetrix, Inc.	700	24,857
*	Air Methods Corp.	600	14,226
* #	Akorn, Inc.	1,200	5,580
*	Albany Molecular Research, Inc.	1,500	15,135
* #	Alexion Pharmaceuticals, Inc.	900	33,822
*	Align Technology, Inc.	1,900	15,504
*	Alkermes, Inc.	1,900	48,279
	Allergan, Inc.	1,500	162,390
*	Alliance Imaging, Inc.	300	1,764
*	Allied Healthcare International, Inc.	2,000	9,680
*	Allied Healthcare Products, Inc.	500	2,810
*	Allos Therapeutics, Inc.	3,000	9,660
* #	Allscripts Healthcare Solutions, Inc.	1,200	22,500
*	Alnylam Pharmaceuticals, Inc.	900	14,472
	Alpharma, Inc. Class A	1,800	54,450
* #	Amedisys, Inc.	500	16,090
*	American Dental Partners, Inc.	650	8,470
*	American Medical Systems Holdings, Inc.	1,700	36,839
* #	American Pharmaceutical Partners, Inc.	600	18,144
*	American Retirement Corp.	1,000	26,920
	American Shared Hospital Services	300	2,010
*	AMERIGROUP Corp.	600	12,834
	AmerisourceBergen Corp.	7,000	321,930
*	Amgen, Inc.	13,100	988,919
*	AMICAS, Inc.	2,600	12,766
*	AMN Healthcare Services, Inc.	1,300	26,962
*	Amsurg Corp.	900	19,719
* #	Amylin Pharmaceuticals, Inc.	2,100	91,098
	Analogic Corp.	900	48,555
*	Andrx Corp.	2,900	56,840
*	Anika Therapeutics, Inc.	300	4,116
* #	Antigenics, Inc.	600	3,666
	Applera Corp. - Applied Biosystems Group	3,700	104,599
*	Applera Corp. - Celera Genomics Group	3,400	39,066
*	Apria Healthcare Group, Inc.	800	18,392
*	Aradigm Corp.	500	1,790
*	Arena Pharmaceuticals, Inc.	1,300	23,023
*	Ariad Pharmaceuticals, Inc.	2,200	14,762
*	Arqule, Inc.	1,773	9,539
*	Array BioPharma, Inc.	1,800	16,290
	Arrow International, Inc.	1,200	37,128
*	Arthrocare Corp.	800	36,136
*	Aspect Medical Systems, Inc.	500	13,395
* #	AtheroGenics, Inc.	1,300	20,956
*	ATS Medical, Inc.	1,200	3,300
*	AVANIR Pharmaceuticals Class A	500	8,570
*	Avant Immunotherapeutics, Inc.	900	1,773
*	AVI BioPharma, Inc.	1,600	12,240
*	Avigen, Inc.	1,500	8,550
	Bard (C.R.), Inc.	2,000	130,980
*	Barr Laboratories, Inc.	2,100	141,078
*	Barrier Therapeutics, Inc.	500	5,055
	Bausch & Lomb, Inc.	1,700	117,657
	Baxter International, Inc.	6,600	249,810

44

	Beckman Coulter, Inc.	2,000	107,900
	Becton Dickinson & Co.	3,400	217,090
*	Bentley Pharmaceuticals, Inc.	1,000	17,820
*	Bioanalytical Systems, Inc.	100	630
* #	BioCryst Pharmaceuticals, Inc.	800	15,912
*	Bioenvision, Inc.	900	7,578
*	Biogen Idec, Inc.	5,100	240,975
*	Bio-Imaging Technologies, Inc.	500	2,070
*	BioMarin Pharmaceutical, Inc.	2,500	32,700
	Biomet, Inc.	3,300	120,120
*	Bio-Rad Laboratories, Inc. Class A	1,000	57,310
*	Bio-Rad Laboratories, Inc. Class B	100	5,860
*	Bio-Reference Laboratories, Inc.	700	12,047
*	BioSante Pharmaceuticals, Inc.	600	2,460
*	BioScrip, Inc.	2,500	17,925
*	Biosite, Inc.	600	32,448
*	BioSphere Medical, Inc.	400	3,040
*	Bioveris Corp.	924	3,982
*	Boston Scientific Corp.	7,300	178,266
*	Bovie Medical Corp.	900	2,700
* #	Bradley Pharmaceuticals, Inc.	700	8,260
	Bristol-Myers Squibb Co.	19,500	450,450
*	Bruker BioSciences Corp.	4,100	18,327
*	Caliper Life Sciences, Inc.	1,600	10,608
	Cambrex Corp.	1,200	22,224
*	Candela Corp.	1,100	21,065
*	Cantel Medical Corp.	700	11,984
*	Capital Senior Living Corp.	600	6,450
*	Caraco Pharmaceutical Laboratories, Ltd.	800	10,064
	Cardinal Health, Inc.	4,600	333,960
*	Cardiotech International, Inc.	1,000	2,890
* #	Caremark Rx, Inc.	4,800	238,800
*	Celgene Corp.	4,600	174,800
* #	Cell Genesys, Inc.	1,800	12,672
* #	Cell Therapeutics, Inc.	800	1,544
*	Centene Corp.	700	19,145
*	Cephalon, Inc.	1,400	111,272
*	Cepheid, Inc.	900	8,244
*	Cerner Corp.	2,700	112,401
*	Cerus Corp.	700	7,581
*	Chad Therapeutics, Inc.	100	338
*	Charles River Laboratories International, Inc.	3,000	145,050
	Chemed Corp.	1,200	66,528
*	Cholestech Corp.	1,000	11,560
	Cigna Corp.	1,800	220,950
	CNS, Inc.	400	8,316
*	Collagenex Pharmaceuticals, Inc.	600	7,950
* #	Columbia Laboratories, Inc.	1,100	4,983
*	Community Health Systems, Inc.	4,000	151,680
	Computer Programs & Systems, Inc.	300	13,788
*	Conceptus, Inc.	800	11,464
*	Conmed Corp.	700	13,552
*	Connetics Corp.	100	1,588
#	Cooper Companies, Inc.	1,500	78,705
*	Corcept Therapeutics, Inc.	700	3,395

45

*	Corgentech, Inc.	200	1,760
*	Cortex Pharmaceuticals, Inc.	2,000	5,600
*	Covance, Inc.	2,100	118,545
*	Coventry Health Care, Inc.	2,500	149,050
* #	Critical Therapeutics, Inc.	1,500	8,160
*	Criticare Systems, Inc.	500	2,500
*	Cross Country Healthcare, Inc.	1,500	27,465
*	CryoLife, Inc.	900	4,005
*	Cubist Pharmaceuticals, Inc.	1,500	33,165
*	CuraGen Corp.	2,500	12,475
*	Curis, Inc.	1,500	3,750
*	Cutera, Inc.	600	16,254
*	CV Therapeutics, Inc.	900	24,219
*	Cyberonics, Inc.	200	5,434
*	Cypress Bioscience, Inc.	300	1,794
*	Cytyc Corp.	3,600	103,788
	Dade Behring Holdings, Inc.	3,000	109,440
	Datascope Corp.	1,000	38,150
*	DaVita, Inc.	1,900	110,941
*	Daxor Corp.	300	6,120
*	Dendreon Corp.	2,500	12,175
*	Dendrite International, Inc.	2,000	26,600
	Dentsply International, Inc.	1,702	96,997
*	DepoMed, Inc.	1,800	11,790
	Diagnostic Products Corp.	1,100	50,765
*	Digene Corp.	700	29,022
*	Dionex Corp.	100	5,487
*	Discovery Laboratories, Inc.	700	5,313
*	Discovery Partners International, Inc.	800	1,920
*	Diversa Corp.	2,400	18,984
*	DJ Orthopedics, Inc.	1,000	34,880
*	DOV Pharmaceutical, Inc.	1,000	19,250
* #	Durect Corp.	1,100	6,259
*	DUSA Pharmaceuticals, Inc.	700	5,075
*	Dyadic International, Inc.	800	2,416
*	Dyax Corp.	800	4,800
*	Dynavax Technologies Corp.	1,200	7,248
*	Eclipsys Corp.	1,400	36,008
*	Edwards Lifesciences Corp.	1,900	78,565
	Eli Lilly & Co.	11,300	628,506
*	Embrex, Inc.	500	5,967
*	Emdeon Corp.	7,800	82,212
*	Emeritus Corp.	800	19,920
*	Emisphere Technologies, Inc.	1,000	6,280
*	Encore Medical Corp.	2,640	15,735
*	Encysive Pharmaceuticals, Inc.	1,300	11,830
*	Endo Pharmaceuticals Holdings, Inc.	2,000	63,040
*	Endologix, Inc.	1,800	8,784
*	Enpath Medical, Inc.	400	3,736
*	Entremed, Inc.	1,200	2,952
*	Enzo Biochem, Inc.	700	9,219
*	Enzon Pharmaceuticals, Inc.	2,100	14,196
*	EPIX Pharmaceuticals, Inc.	200	870
*	eResearch Technology, Inc.	1,400	20,594
*	ev3, Inc.	142	2,366

46

*	Exactech, Inc.	500	6,350
*	Exelixis, Inc.	2,355	25,575
*	Express Scripts, Inc.	2,000	174,540
*	E-Z—EM, Inc.	700	14,329
*	First Horizon Pharmaceutical Corp.	1,200	24,624
* #	Fisher Scientific International, Inc.	4,100	279,456
*	Five Star Quality Care, Inc.	1,000	8,300
*	Forest Laboratories, Inc.	3,500	160,650
*	Gene Logic, Inc.	1,100	4,202
*	Genentech, Inc.	11,100	951,159
*	Genesis HealthCare Corp.	900	35,775
*	Genitope Corp.	1,500	13,665
*	Gen-Probe, Inc.	1,100	54,956
*	Genta, Inc.	2,300	6,417
*	Gentiva Health Services, Inc.	1,100	18,326
*	GenVec, Inc.	900	1,818
*	Genzyme Corp.	2,700	187,218
* #	Geron Corp.	2,200	19,712
*	Gilead Sciences, Inc.	6,400	398,528
*	Greatbatch, Inc.	1,100	24,321
*	Haemonetics Corp.	1,200	62,160
*	Halozyme Therapeutics, Inc.	1,200	3,600
*	Hanger Orthopedic Group, Inc.	700	4,263
*	Harvard Bioscience, Inc.	1,700	8,483
	HCA, Inc.	3,100	148,490
	Health Management Associates, Inc.	5,900	125,611
*	Health Net, Inc.	1,800	86,310
*	HealthExtras, Inc.	1,100	34,056
*	HealthStream, Inc.	150	453
*	HealthTronics, Inc.	500	3,635
*	Healthways, Inc.	1,000	43,550
* #	Hemispherx Biopharma, Inc.	1,700	5,661
	Hillenbrand Indutries, Inc.	2,200	111,848
*	Hi-Tech Pharmacal Co., Inc.	650	16,016
*	HMS Holdings Corp.	1,500	12,900
*	Hollis-Eden Pharmaceuticals, Inc.	700	4,459
*	Hologic, Inc.	1,300	62,179
	Hooper Holmes, Inc.	1,600	4,544
*	Horizon Health Corp.	600	13,842
*	Hospira, Inc.	2,300	91,310
*	Human Genome Sciences, Inc.	3,200	40,064
*	Humana, Inc.	3,300	170,511
*	ICOS Corp.	2,300	55,499
*	ICU Medical, Inc.	600	21,060
*	Idenix Pharmaceuticals, Inc.	100	2,047
*	IDEXX Laboratories, Inc.	900	70,722
*	I-Flow Corp.	800	10,984
*	Illumina, Inc.	1,200	30,516
* #	ImClone Systems, Inc.	1,900	72,941
*	Immunicon Corp.	1,300	4,121
*	ImmunoGen, Inc.	1,500	6,855
*	Immunomedics, Inc.	3,100	8,928
*	Implant Sciences Corp.	600	2,508
*	Incyte Corp.	200	1,176
*	Indevus Pharmaceuticals, Inc.	2,200	13,288

47

* #	Inhibitex, Inc.	100	812
* #	Insmed, Inc.	1,100	2,717
*	Inspire Pharmaceuticals, Inc.	2,300	11,615
*	Integra LifeSciences Holdings	1,300	51,792
*	IntegraMed America, Inc.	200	2,206
*	Intermagnetics General Corp.	1,350	39,717
* #	InterMune, Inc.	1,500	28,590
*	IntraLase Corp.	100	1,853
* #	Introgen Therapeutics, Inc.	500	2,965
* #	Intuitive Surgical, Inc.	1,000	90,200
	Invacare Corp.	700	21,917
*	Inverness Medical Innovations, Inc.	1,100	29,139
*	Invitrogen Corp.	1,800	127,674
*	Iridex Corp.	400	3,300
*	IRIS International, Inc.	500	11,365
*	Isis Pharmaceuticals, Inc.	1,997	16,056
*	Ista Pharmaceuticals, Inc.	500	3,060
* #	I-Trax, Inc.	1,200	4,032
*	IVAX Diagnostics, Inc.	300	996
	Johnson & Johnson	22,000	1,268,300
*	Kendle International, Inc.	700	22,225
*	Kensey Nash Corp.	300	7,344
*	Keryx Biopharmaceuticals, Inc.	1,100	18,766
*	Kindred Healthcare, Inc.	800	17,296
*	Kinetic Concepts, Inc.	700	25,970
*	Kos Pharmaceuticals, Inc.	1,700	74,579
*	Kosan Biosciences, Inc.	1,226	6,020
*	K-V Pharmaceutical Co. Class A	1,700	39,049
*	K-V Pharmaceutical Co. Class B	400	9,156
*	Kyphon, Inc.	900	32,139
* #	La Jolla Pharmaceutical Co.	600	3,240
*	Laboratory Corp. of America Holdings	2,800	162,708
*	Lannet Co., Inc.	1,200	9,360
* #	Laserscope, Inc.	100	2,187
	LCA-Vision, Inc.	700	30,520
*	Lexicon Genetics, Inc.	400	1,640
*	Lifecell Corp.	600	13,236
*	Lifecore Biomedical, Inc.	900	11,772
*	Lifeline Systems, Inc.	500	23,840
* #	LifePoint Hospitals, Inc.	1,600	49,696
*	Lincare Holdings, Inc.	2,000	81,800
*	Lipid Sciences, Inc.	200	528
*	Luminex Corp.	900	12,600
*	Magellan Health Services, Inc.	1,700	64,923
* #	Mannkind Corp.	2,300	39,767
	Manor Care, Inc.	2,800	115,780
*	Matria Healthcare, Inc.	1,000	43,270
*	Matrixx Initiatives, Inc.	500	12,870
*	Maxygen, Inc.	1,500	11,670
	McKesson Corp.	3,200	173,216
*	Medarex, Inc.	2,300	33,948
*	MedCath Corp.	200	4,584
*	Medco Health Solutions, Inc.	4,500	250,740
*	Medical Action Industries, Inc.	500	11,840
*	Medical Staffing Network Holdings, Inc.	2,000	10,280

48

	Medicis Pharmaceutical Corp. Class A	2,000	56,880
* #	Medimmune, Inc.	3,500	127,715
*	MEDTOX Scientific, Inc.	700	5,845
	Medtronic, Inc.	12,800	690,560
*	Memory Pharmaceuticals Corp.	900	2,169
*	Memry Corp.	400	880
	Mentor Corp.	1,000	43,040
	Merck & Co., Inc.	21,800	759,948
*	Merge Technologies, Inc.	1,400	27,062
	Meridian Bioscience, Inc.	800	17,832
*	Merit Medical Systems, Inc.	700	9,975
*	Metabasis Therapeutics, Inc.	800	7,400
*	Metropolitan Health Networks, Inc.	1,100	2,365
*	MGI Pharma, Inc.	800	14,104
* #	MicroIslet, Inc.	1,200	2,304
*	Microtek Medical Holdings, Inc.	1,900	6,688
*	Millennium Pharmaceuticals, Inc.	13,900	145,672
*	Millipore Corp.	2,300	159,459
*	Molecular Devices Corp.	1,000	31,830
*	Molina Healthcare, Inc.	1,300	36,933
*	Momenta Pharmaceuticals, Inc.	1,000	23,840
*	Monogram Biosciences, Inc.	2,278	4,533
*	MTS Medication Technologies	300	1,977
*	Myogen, Inc.	1,200	45,480
*	Myriad Genetics, Inc.	1,100	28,248
*	Nabi Biopharmaceuticals	1,800	7,398
*	Nanogen, Inc.	500	1,260
*	Nastech Pharmaceutical Co., Inc.	600	12,588
*	National Dentex Corp.	364	7,280
	National Healthcare Corp.	500	20,275
	National Home Health Care Corp.	100	1,122
*	National Medical Health Card Systems, Inc.	200	6,050
	National Research Corp.	300	6,420
*	Natus Medical, Inc.	600	11,976
* #	Nektar Therapeutics	2,800	58,548
*	Neogen Corp.	500	11,350
*	Neopharm, Inc.	500	5,060
*	Neurocrine Biosciences, Inc.	1,000	65,610
*	Neurogen Corp.	1,600	10,784
*	Neurometric, Inc.	400	14,368
*	New Brunswick Scientific Co., Inc.	600	4,356
*	New River Pharmaceuticals, Inc.	1,000	30,580
* #	NitroMed, Inc.	300	3,525
*	NMT Medical, Inc.	300	7,140
* #	Northfield Laboratories, Inc.	1,000	10,470
*	NovaMed, Inc.	1,200	8,880
* #	Novavax, Inc.	1,000	5,800
*	Noven Pharmaceuticals, Inc.	700	10,549
*	NPS Pharmaceuticals, Inc.	2,100	32,214
*	Nutraceutical International Corp.	500	7,185
*	NuVasive, Inc.	900	16,641
*	Nuvelo, Inc.	1,400	23,996
	NWH, Inc.	200	2,490
* #	Occulogix, Inc.	200	728
*	Odyssey Healthcare, Inc.	1,200	22,584

49

	Omnicare, Inc.	3,000	182,550
*	Omnicell, Inc.	800	9,248
*	Onyx Pharmaceuticals, Inc.	1,200	34,200
	Option Care, Inc.	1,100	15,422
*	OraSure Technologies, Inc.	1,300	12,376
*	Orchid Cellmark, Inc.	500	3,345
*	Orthologic Corp.	2,500	14,475
*	Oscient Pharmaceutical Corp.	2,200	4,444
	Owens & Minor, Inc.	1,800	57,402
*	Oxigene, Inc.	1,200	4,668
* #	Pain Therapeutics, Inc.	1,400	15,106
* #	PainCare Holdings, Inc.	1,900	5,814
*	Palatin Technologies, Inc.	2,000	6,000
*	Palomar Medical Technologies, Inc.	500	15,975
*	Panacos Pharmaceuticals, Inc.	1,400	10,192
*	Par Pharmaceutical Companies, Inc.	2,100	62,454
*	Parexel International Corp.	1,200	30,744
* #	Patterson Companies, Inc.	1,000	36,040
*	PDI, Inc.	1,000	9,710
*	PDL BioPharma, Inc.	2,400	75,144
*	Pediatric Services of America, Inc.	300	3,819
*	Pediatrix Medical Group, Inc.	1,100	103,818
*	Penwest Pharmaceuticals Co.	600	13,950
	PerkinElmer, Inc.	5,900	140,361
	Perrigo Co.	4,100	65,149
*	Per-Se Technologies, Inc.	1,200	30,312
	Pfizer, Inc.	104,700	2,742,093
	Pharmaceutical Products Development Service, Inc.	1,100	76,549
*	Pharmacopia Drug Discovery, Inc.	700	3,381
*	Pharmacyclics, Inc.	500	2,375
*	Pharmion Corp.	900	14,868
*	PhotoMedex, Inc.	600	1,338
	PolyMedica Corp.	1,100	44,484
*	Possis Medical, Inc.	700	6,545
*	Pozen, Inc.	800	13,904
*	PRA International	100	2,635
*	PRAECIS Pharmaceuticals, Inc.	500	2,980
*	Progenics Pharmaceuticals, Inc.	1,100	32,450
*	Providence Service Corp.	500	15,415
*	PSS World Medical, Inc.	3,000	51,840
	Psychemedics Corp.	200	3,590
*	Psychiatric Solutions, Inc.	2,400	79,272
	Quest Diagnostics, Inc.	3,100	163,897
*	Quidel Corp.	1,550	17,422
*	Quigley Corp.	400	4,700
*	Radiation Therapy Services, Inc.	700	19,873
*	Radiologix, Inc.	700	1,323
*	Regeneration Technologies, Inc.	1,700	12,495
*	Regeneron Pharmaceuticals, Inc.	1,100	18,007
*	RegeneRx Biopharmaceuticals, Inc.	1,000	3,150
*	RehabCare Group, Inc.	300	6,054
* #	Renovis, Inc.	1,300	28,158
*	Repligen Corp.	1,500	6,675
*	Res-Care, Inc.	1,656	30,288
*	ResMed, Inc.	2,000	81,180

50

*	Respironics, Inc.	2,400	87,264
*	Retractable Technologies, Inc.	900	3,582
*	Rigel Pharmaceuticals, Inc.	1,100	10,450
*	Rita Medical Systems, Inc.	2,800	10,472
*	Rochester Medical Corp.	200	2,248
*	Sangamo BioSciences, Inc.	700	4,452
*	Santarus, Inc.	2,100	15,729
*	Schein (Henry), Inc.	1,900	88,635
	Schering-Plough Corp.	15,700	290,450
*	SciClone Pharmaceuticals, Inc.	2,700	6,345
* #	SCOLR Pharma, Inc.	1,100	7,744
*	Seattle Genetics, Inc.	1,500	7,920
*	Sepracor, Inc.	1,600	91,696
*	SeraCare Life Sciences, Inc.	700	7,847
*	Serologicals Corp.	1,400	33,866
* #	SFBC International, Inc.	400	9,440
*	Sierra Health Services, Inc.	1,600	66,704
*	Sirna Therapeutics, Inc.	1,700	10,455
*	Sonic Innovations, Inc.	800	3,456
*	SonoSite, Inc.	800	32,288
*	Sonus Pharmaceuticals, Inc.	100	576
	Span-American Medical System, Inc.	100	1,349
*	Spectranetics Corp.	800	9,168
*	Spectrum Pharmaceuticals, Inc.	500	2,675
*	SRI/Surgical Express, Inc.	400	2,448
*	St. Jude Medical, Inc.	3,800	173,280
*	Staar Surgical Co.	1,200	9,744
*	Stereotaxis, Inc.	300	3,969
	Steris Corp.	3,000	74,310
	Stratagene Corp.	1,082	11,329
*	Strategic Diagnostics, Inc.	236	878
	Stryker Corp.	2,400	110,928
*	Sun Healthcare Group, Inc.	800	5,104
*	Sunrise Senior Living, Inc.	2,100	74,466
*	SuperGen, Inc.	1,900	9,671
* #	SurModics, Inc.	500	19,380
*	Sybron Dental Specialties, Inc.	1,400	53,564
*	Symbion, Inc.	1,300	30,654
*	Symmetry Medical, Inc.	100	2,072
*	Synovis Life Technologies, Inc.	700	6,608
*	Tanox, Inc.	2,100	40,068
*	Techne Corp.	1,100	65,417
*	Telik, Inc.	2,400	53,088
*	Tenet Healthcare Corp.	7,800	61,542
*	The Medicines Co.	1,000	20,390
*	Theragenics Corp.	1,200	4,056
*	Thermo Electron Corp.	5,400	186,948
*	Third Wave Technologies, Inc.	555	1,715
*	Thoratec Corp.	2,300	46,276
*	Titan Pharmaceuticals, Inc.	300	1,038
* #	Triad Hospitals, Inc.	2,100	90,426
*	Trimeris, Inc.	700	8,778
*	TriPath Imaging, Inc.	1,200	7,764
*	Tripos, Inc.	800	2,520
*	TriZetto Group, Inc.	1,200	20,112

51

*	U.S. Physical Therapy, Inc.	700	13,475
*	United Surgical Partners International, Inc.	1,600	56,240
*	United Therapeutics Corp.	500	30,820
	UnitedHealth Group, Inc.	14,400	838,512
#	Universal Health Services, Inc.	1,800	90,414
*	Urologix, Inc.	600	2,250
	Utah Medical Products, Inc.	200	6,602
	Valeant Pharmaceuticals International	900	16,038
*	Varian Medical Systems, Inc.	2,600	150,488
*	Varian, Inc.	1,900	75,810
*	Vascular Solutions, Inc.	100	708
*	VCA Antech, Inc.	1,800	50,310
*	Ventana Medical Systems, Inc.	700	25,389
*	Ventiv Health, Inc.	1,300	36,218
*	Vertex Pharmaceuticals, Inc.	2,200	95,128
*	ViaCell, Inc.	100	521
*	Viasys Healthcare, Inc.	1,500	43,770
*	Vical, Inc.	1,000	4,710
*	ViroPharma, Inc.	1,900	36,765
*	VistaCare, Inc.	200	2,710
*	Vital Images, Inc.	300	9,960
	Vital Signs, Inc.	600	30,636
*	Vivus, Inc.	1,400	4,606
*	Waters Corp.	1,600	68,368
*	Watson Pharmaceuticals, Inc.	4,500	134,910
*	WellCare Health Plans, Inc.	1,800	70,110
*	WellPoint, Inc.	9,959	764,752
	West Pharmaceutical Services, Inc.	1,500	48,435
*	Wright Medical Group, Inc.	800	15,464
	Wyeth	14,200	707,160
*	Xenogen Corp.	700	2,821
	Young Innovations, Inc.	500	16,850
*	Zevex International, Inc.	100	1,556
*	Zila, Inc.	1,600	5,984
*	Zimmer Holdings, Inc.	1,800	124,524
*	Zoll Medical Corp.	700	18,375
*	Zymogenetics, Inc.	2,100	46,494
Total Health Care			29,589,054

Energy — (7.3%)
*	Abraxas Petroleum Corp.	2,100	11,949
	Adams Resources & Energy, Inc.	300	7,887
*	Allis-Chalmers Energy, Inc.	800	13,120
* #	Alpha Natural Resources, Inc.	100	2,137
	Amerada Hess Corp.	1,500	207,465
*	American Oil & Gas, Inc.	600	2,400
	Anadarko Petroleum Corp.	3,400	337,144
	Apache Corp.	4,650	311,178
	Arch Coal, Inc.	1,300	95,043
*	Arena Resources, Inc.	300	8,760
*	Atlas America, Inc.	300	20,097
*	ATP Oil & Gas Corp.	900	33,525
*	Atwood Oceanics, Inc.	800	72,144
	Baker Hughes, Inc.	3,500	237,895
	Barnwell Industries, Inc.	500	11,450

52

	Berry Petroleum Corp. Class A	1,000	67,550
	BJ Services Co.	4,600	144,026
*	Bolt Technology Corp.	300	3,636
*	Brigham Exploration Co.	2,000	17,140
*	Bristow Group, Inc.	500	14,930
	Burlington Resources, Inc.	2,500	225,450
	Cabot Oil & Gas Corp.	2,200	99,572
*	Cal Dive International, Inc.	2,700	95,067
*	Callon Petroleum Co.	700	12,376
	CARBO Ceramics, Inc.	700	38,325
*	Carrizo Oil & Gas, Inc.	1,100	25,619
	Castle Energy Corp.	500	11,225
*	Cheniere Energy, Inc.	1,100	43,615
	Chesapeake Energy Corp.	11,300	335,497
	Chevron Corp.	33,400	1,886,432
	Cimarex Energy Co.	3,100	132,246
*	Clayton Williams Energy, Inc.	500	21,735
*	Comstock Resources, Inc.	2,000	56,200
	ConocoPhillips	20,700	1,261,872
#	CONSOL Energy, Inc.	1,300	83,226
*	Contango Oil & Gas Co.	800	9,192
*	Cooper Cameron Corp.	2,400	97,200
	Crosstex Energy, Inc.	300	23,871
*	Dawson Geophysical Co.	500	13,335
* #	Delta Petroleum Corp.	1,500	29,265
*	Denbury Resources, Inc.	4,000	113,400
	Diamond Offshore Drilling, Inc.	2,500	193,475
*	Dril-Quip, Inc.	900	45,720
* #	Dune Energy, Inc.	1,600	5,264
*	Edge Petroleum Corp.	700	19,558
#	El Paso Corp.	9,800	128,184
*	Encore Acquisition Co.	2,200	67,408
*	Endeavour International Corp.	2,700	8,316
*	Energy Partners, Ltd.	1,700	39,083
	ENSCO International, Inc.	4,800	214,512
	EOG Resources, Inc.	2,500	168,500
	Exxon Mobil Corp.	66,100	3,924,357
*	FMC Technologies, Inc.	2,400	112,608
*	Forest Oil Corp.	2,500	124,125
	Foundation Coal Holdings, Inc.	200	8,000
#	Frontier Oil Corp.	2,500	115,625
*	FX Energy, Inc.	1,300	7,189
*	Gasco Energy, Inc.	1,700	9,707
*	Giant Industries, Inc.	900	52,380
*	GMX Resources, Inc.	200	7,182
*	Goodrich Petroleum Corp.	800	19,344
*	Grant Prideco, Inc.	1,900	76,893
*	Grey Wolf, Inc.	6,500	45,110
	Gulf Island Fabrication, Inc.	900	20,457
*	Gulfmark Offshore, Inc.	1,200	32,904
	Halliburton Co.	5,200	353,600
*	Hanover Compressor Co.	4,800	73,344
*	Harvest Natural Resources, Inc.	1,500	13,515
	Helmerich & Payne, Inc.	1,800	118,386
	Holly Corp.	900	53,730

53

*	Hornbeck Offshore Services, Inc.	1,300	41,808
*	Houston Exploration Co.	1,400	80,976
*	Hydril Co.	900	60,606
*	Infinity, Inc.	900	7,740
*	Input/Output, Inc.	3,800	28,728
*	KCS Energy, Inc.	1,600	37,760
	Kerr-McGee Corp.	1,700	166,090
* #	KFX, Inc.	1,400	29,232
	Kinder Morgan, Inc.	1,500	139,170
*	Lone Star Technologies, Inc.	1,100	54,670
	Lufkin Industries, Inc.	700	36,232
	Marathon Oil Corp.	5,200	367,120
	Maritrans, Inc.	500	11,380
	MarkWest Hydrocarbon, Inc.	500	11,440
#	Massey Energy Co.	1,700	63,240
*	Matrix Service Co.	1,200	13,284
*	Maverick Tube Corp.	1,900	88,407
*	McMoran Exploration Co.	1,200	21,228
*	Meridian Resource Corp.	3,500	14,840
*	Mitcham Industries, Inc.	500	8,375
#	Murphy Oil Corp.	5,800	271,846
*	NATCO Group, Inc. Class A	800	19,824
*	National-Oilwell, Inc.	5,400	328,752
* #	Natural Gas Services Group	500	9,875
*	Newfield Exploration Co.	4,100	158,465
*	Newpark Resources, Inc.	3,900	29,094
	Noble Energy, Inc.	5,800	243,832
*	NS Group, Inc.	1,100	44,869
	Occidental Petroleum Corp.	5,662	518,299
*	Oceaneering International, Inc.	1,200	66,168
*	Oil States International, Inc.	1,600	55,248
*	OMNI Energy Services Corp.	600	2,490
	Overseas Shipholding Group, Inc.	1,000	50,570
	Panhandle Royalty Co.	400	7,688
*	Parallel Petroleum Corp.	1,000	17,010
*	Parker Drilling Co.	3,000	27,750
	Patterson-UTI Energy, Inc.	2,400	66,120
#	Peabody Energy Corp.	3,400	164,118
	Penn Virginia Corp.	900	55,665
*	Petrohawk Energy Corp.	3,500	44,205
	Pioneer Natural Resources Co.	4,300	180,987
*	Plains Exploration & Production Co.	2,700	110,025
	Pogo Producing Co.	2,700	134,622
*	Pride International, Inc.	4,900	151,753
*	Quicksilver Resources, Inc.	1,600	58,112
	Range Resources Corp.	3,700	88,541
*	Remington Oil & Gas Corp.	1,300	54,470
*	Rentech, Inc.	3,300	12,837
	Resource America, Inc.	900	14,778
#	Rowan Companies, Inc.	3,400	136,850
*	Royale Energy, Inc.	400	2,448
	RPC, Inc.	1,900	40,261
*	SEACOR Holdings, Inc.	1,500	109,455
#	Smith International, Inc.	3,100	120,063
*	Southwestern Energy Co.	2,400	77,016

54

	St. Mary Land & Exploration Co.	1,900	72,941
*	Stone Energy Corp.	1,200	49,680
	Sunoco, Inc.	2,800	207,480
*	Superior Energy Services, Inc.	2,700	70,200
*	Swift Energy Corp.	1,300	50,388
* #	Syntroleum Corp.	900	7,938
	Tesoro Petroleum Corp.	2,300	138,943
*	Teton Energy Corp.	500	3,490
*	TETRA Technologies, Inc.	1,600	60,160
*	TGC Industries, Inc.	300	2,625
	The Williams Companies, Inc.	6,000	129,420
	Tidewater, Inc.	3,500	182,875
*	Todco Class A	200	6,704
* #	Toreador Resources Corp.	600	17,982
* #	Transmeridian Exploration, Inc.	2,500	14,125
*	TransMontaigne, Inc.	1,100	8,294
* #	Tri-Valley Corp.	600	4,944
*	Unit Corp.	1,900	101,023
*	Universal Compression Holdings, Inc.	1,400	61,250
	USEC, Inc.	3,200	39,808
*	VAALCO Energy, Inc.	2,700	17,685
	Valero Energy Corp.	8,300	446,457
*	Veritas DGC, Inc.	2,100	88,473
	W&T Offshore, Inc.	200	7,782
*	Warren Resources, Inc.	100	1,463
	Western Gas Resources, Inc.	2,600	123,006
*	Westmoreland Coal Co.	200	4,864
*	W-H Energy Services, Inc.	1,300	51,350
*	Whiting Petroleum Corp.	1,700	69,020
	World Fuel Services Corp.	1,200	36,360
	XTO Energy, Inc.	3,800	159,182
Total Energy			19,285,016

Consumer Staples — (6.4%)
#	Alberto-Culver Co. Class B	2,600	118,742
	Albertson’s, Inc.	11,800	300,192
	Altria Group, Inc.	22,200	1,596,180
	Andersons, Inc.	300	16,875
	Anheuser-Busch Companies, Inc.	4,800	199,392
	Archer-Daniels-Midland Co.	9,800	310,856
	Arden Group, Inc. Class A	100	9,085
	Avon Products, Inc.	1,700	49,045
* #	BJ’s Wholesale Club, Inc.	2,800	88,648
*	Boston Beer Co., Inc. Class A	500	13,365
*	Bridgford Foods Corp.	300	1,950
	Brown-Forman Corp. Class B	300	21,108
*	Cagle’s, Inc. Class A	200	1,334
	Calavo Growers, Inc.	1,000	9,890
	Cal-Maine Foods, Inc.	1,000	6,400
	Campbell Soup Co.	4,400	136,972
*	Carrington Laboratories, Inc.	500	2,274
	Casey’s General Stores, Inc.	3,100	81,313
	CCA Industries, Inc.	300	3,249
*	Central European Distribution Corp.	1,100	46,101
*	Central Garden & Pet Co.	1,200	65,232

55

*	Chattem, Inc.	400	15,596
	Chiquita Brands International, Inc.	900	15,498
	Church & Dwight Co., Inc.	2,100	72,513
	Clorox Co.	2,200	134,090
	Coca-Cola Bottling Co. Consolidated	300	13,569
	Coca-Cola Co.	25,100	1,053,447
	Coca-Cola Enterprises, Inc.	11,200	220,080
	Colgate-Palmolive Co.	5,500	299,640
	ConAgra, Inc.	12,300	258,669
*	Constellation Brands, Inc. Class A	6,300	165,942
*	Constellation Brands, Inc. Class B	700	18,200
	Corn Products International, Inc.	3,200	86,272
	Costco Wholesale Corp.	5,100	261,528
*	Cuisine Solutions, Inc.	300	2,997
	CVS Corp.	9,400	266,302
*	Darling International, Inc.	2,000	8,760
*	Dean Foods Co.	4,500	168,615
	Del Monte Foods Co.	8,000	87,040
	Delta & Pine Land Co.	300	7,593
*	Elizabeth Arden, Inc.	900	21,960
*	Energizer Holdings, Inc.	700	38,241
	Estee Lauder Companies, Inc.	1,600	59,872
	Farmer Brothers Co.	648	14,094
	Flowers Foods, Inc.	2,100	57,750
*	Fresh Brands, Inc.	100	705
*	Galaxy Nutritional Foods, Inc.	100	105
	General Mills, Inc.	3,700	182,225
*	Gold Kist, Inc.	600	7,962
	Golden Enterprises, Inc.	100	300
*	Great Atlantic & Pacific Tea Co., Inc.	2,000	64,520
*	Green Mountain Coffee, Inc.	300	12,303
*	Hain Celestial Group, Inc.	2,300	53,682
	Heinz (H.J.) Co.	4,200	159,054
*	Hines Horticulture, Inc.	800	2,968
	Hormel Foods Corp.	2,900	99,847
	Ingles Market, Inc. Class A	511	8,437
*	Integrated Biopharma, Inc.	500	3,000
	Inter Parfums, Inc.	900	15,750
	J & J Snack Foods Corp.	1,100	37,345
	J. M. Smucker Co.	2,400	94,848
	Kellogg Co.	4,300	190,533
	Kimberly-Clark Corp.	3,600	213,048
	Kraft Foods, Inc.	7,200	216,648
	Lancaster Colony Corp.	1,400	56,196
	Lance, Inc.	1,400	30,436
* #	Lifeway Foods, Inc.	300	3,462
	Loews Corp. - Carolina Group	1,500	71,235
	Longs Drug Stores Corp.	1,700	65,229
#	Mannatech, Inc.	600	8,034
	Marsh Supermarkets, Inc. Class A	100	871
	Marsh Supermarkets, Inc. Class B	300	2,346
*	Maui Land & Pineapple Co., Inc.	400	15,152
	McCormick & Co., Inc.	1,200	39,396
*	Medifast, Inc.	500	3,495
	MGP Ingredients, Inc.	1,050	13,996

56

	Molson Coors Brewing Co.	2,000	125,500
	Nash Finch Co.	200	6,200
	National Beverage Corp.	1,300	11,232
*	Natrol, Inc.	100	220
*	Natural Alternatives International, Inc.	100	852
* #	Natural Health Trends Corp.	300	2,712
	Nature’s Sunshine Products, Inc.	200	3,394
*	NBTY, Inc.	2,200	48,180
	Nu Skin Enterprises, Inc. Class A	1,200	21,696
	Oil-Dri Corp. of America	500	9,380
*	Omega Protein Corp.	700	4,403
*	Parlux Fragrances, Inc.	500	17,295
*	Pathmark Stores, Inc.	2,400	24,144
*	Peet’s Coffee & Tea, Inc.	400	11,976
#	Pepsi Bottling Group, Inc.	8,000	234,880
	PepsiAmericas, Inc.	5,500	131,560
	PepsiCo, Inc.	17,500	1,034,425
*	Performance Food Group Co.	1,700	49,929
	Pilgrim’s Pride Corp.	1,900	43,814
*	Playtex Products, Inc.	2,300	24,150
*	PriceSmart, Inc.	1,400	11,200
	Procter & Gamble Co.	36,300	2,175,459
*	Pyramid Breweries, Inc.	100	242
	Ralcorp Holdings, Inc.	1,400	54,068
*	Redhook Ale Brewery, Inc.	300	1,046
	Reliv International, Inc.	500	6,590
*	Revlon, Inc.	10,100	34,138
#	Reynolds American, Inc.	2,900	307,835
*	Rite Aid Corp.	10,400	38,376
	Ruddick Corp.	1,400	33,852
	Safeway, Inc.	15,000	364,650
	Sanderson Farms, Inc.	600	13,992
	Sara Lee Corp.	4,700	83,049
*	Schiff Nutrition International, Inc.	600	3,186
*	Seneca Foods Corp. Class A	300	5,895
*	Seneca Foods Corp. Class B	200	3,960
*	Smart & Final Food, Inc.	1,400	21,140
*	Smithfield Foods, Inc.	5,000	132,150
	Spartan Stores, Inc.	900	10,611
	Supervalu, Inc.	4,600	145,360
	Sysco Corp.	4,200	126,378
	Tasty Baking Co.	100	716
	The Hershey Co.	1,100	56,265
*	The Kroger Co.	7,800	156,312
	The Topps Co., Inc.	1,300	10,504
*	Tofutti Brands, Inc.	100	297
	Tootsie Roll Industries, Inc.	1,500	42,390
	Tyson Foods, Inc. Class A	6,000	81,180
*	United Natural Foods, Inc.	1,300	43,238
	United-Guardian, Inc.	300	3,255
	Universal Corp.	1,600	65,072
*	USANA Health Services, Inc.	100	4,315
	UST, Inc.	1,500	58,320
	Vector Group, Ltd.	1,015	18,889
	Village Super Market, Inc.	99	5,277

57

	Walgreen Co.	10,800	484,488
	Wal-Mart Stores, Inc.	44,100	2,000,376
	WD-40 Co.	800	24,424
	Weis Markets, Inc.	1,300	58,058
	Whole Foods Market, Inc.	1,900	121,372
*	Wild Oats Markets, Inc.	900	16,155
	Wrigley (Wm.) Jr. Co.	2,100	133,434
Total Consumer Staples			16,863,055

Materials — (4.2%)
*	AEP Industries, Inc.	300	8,076
	Air Products & Chemicals, Inc.	3,100	198,896
	Airgas, Inc.	3,500	127,365
*	AK Steel Holding Corp.	3,900	43,290
	Albemarle Corp.	2,000	84,900
	Alcoa, Inc.	13,000	381,160
*	Aleris International, Inc.	1,500	64,245
#	Allegheny Technologies, Inc.	2,600	131,326
	AMCOL International Corp.	1,400	38,654
	American Vanguard Corp.	500	14,355
	Aptargroup, Inc.	2,000	106,100
	Arch Chemicals, Inc.	1,400	39,508
	Ashland, Inc.	2,300	150,121
	Atlantis Plastics, Inc.	100	890
	Bairnco Corp.	300	2,895
	Balchem Corp.	450	9,662
	Ball Corp.	1,500	63,900
	Bemis Co., Inc.	4,700	140,906
#	Bowater, Inc.	2,700	70,254
*	Brush Engineered Materials, Inc.	900	15,669
*	Buckeye Technologies, Inc.	600	5,286
	Cabot Corp.	2,700	99,954
	Calgon Carbon Corp.	1,100	8,558
*	Caraustar Industries, Inc.	900	9,153
	Carpenter Technology Corp.	1,500	125,385
	Castle (A.M.) & Co.	700	19,824
	Celanese Corp. Class A	100	2,140
*	Century Aluminum Co.	2,000	71,180
	Chemtura Corp.	5,900	65,372
	Chesapeake Corp.	600	7,914
	Cleveland-Cliffs, Inc.	1,000	86,050
*	Coeur d’Alene Mines Corp.	8,700	48,198
	Commercial Metals Co.	2,700	122,283
	Compass Minerals International, Inc.	1,500	37,425
*	Constar International, Inc.	600	2,129
*	Core Molding Technologies, Inc.	800	6,368
*	Crown Holdings, Inc.	2,900	53,070
	Cytec Industries, Inc.	2,000	106,680
	Deltic Timber Corp.	600	31,356
*	Devcon International Corp.	200	1,752
	Dow Chemical Co.	9,400	404,482
	DuPont (E.I.) de Nemours & Co., Inc.	12,800	515,072
	Eagle Materials, Inc.	900	48,717
	Eagle Materials, Inc. Class B	900	48,321
	Eastman Chemical Co.	2,700	133,191

58

	Ecolab, Inc.	3,700	133,903
#	Empire Resources, Inc.	300	6,366
	Engelhard Corp.	2,300	91,425
	Ferro Corp.	1,900	38,152
	Florida Rock Industries, Inc.	2,300	132,503
*	FMC Corp.	2,200	133,782
	Freeport-McMoRan Copper & Gold, Inc. Class B	2,700	136,701
	Friedman Industries, Inc.	400	3,056
	Georgia Gulf Corp.	900	25,830
	Gibraltar Industries, Inc.	1,800	45,918
	Glatfelter (P.H.) Co.	1,100	18,084
*	Graphic Packaging Corp.	3,400	8,840
	Greif, Inc. Class A	800	46,328
	Greif, Inc. Class B	700	39,319
	H.B. Fuller Co.	1,800	73,080
	Hawkins, Inc.	800	11,160
* #	Headwaters, Inc.	1,900	70,528
*	Hecla Mining Co.	3,000	14,940
*	Hercules, Inc.	1,200	14,220
*	Huntsman Corp.	100	2,041
	International Flavors & Fragrances, Inc.	2,200	76,186
	International Paper Co.	7,300	239,221
	Kronos Worldwide, Inc.	1,700	49,470
#	LaFarge North America, Inc.	1,600	132,592
*	Landec Corp.	1,700	12,325
*	Lesco, Inc.	700	11,375
	Louisiana-Pacific Corp.	4,700	133,621
	Lubrizol Corp.	3,100	134,106
	Lyondell Chemical Co.	8,200	171,544
	MacDermid, Inc.	1,000	29,420
	Martin Marietta Materials, Inc.	1,300	126,750
*	Material Sciences Corp.	800	10,408
*	Maxxam, Inc.	250	8,063
	MeadWestavco Corp.	6,100	169,702
	Metal Management, Inc.	1,500	42,315
	Minerals Technologies, Inc.	500	26,765
*	Mines Management, Inc.	300	2,292
	Monsanto Co.	2,900	243,252
	Myers Industries, Inc.	1,600	25,600
*	Nalco Holding Co.	400	7,000
*	Nanophase Technologies Corp.	400	2,828
	Nevada Chemicals, Inc.	100	800
*	NewMarket Corp.	1,000	34,470
	Newmont Mining Corp.	3,700	195,804
	NL Industries, Inc.	2,200	29,018
	NN, Inc.	700	8,638
*	Northern Technologies International Corp.	400	3,016
*	Northwest Pipe Co.	300	7,941
#	Nucor Corp.	2,800	240,940
	Olin Corp.	2,400	50,424
*	OM Group, Inc.	400	8,484
*	Omnova Solutions, Inc.	1,500	9,105
*	Oregon Steel Mills, Inc.	2,200	83,336
*	Owens-Illinois, Inc.	4,100	76,834
	Packaging Corp. of America	4,800	109,488

59

	Packaging Dynamics Corp.	391	5,423
*	Pactiv Corp.	3,500	80,255
	Penford Corp.	600	9,525
	Phelps Dodge Corp.	2,000	276,000
*	Pioneer Companies, Inc.	500	15,060
*	PolyOne Corp.	2,600	22,698
	PPG Industries, Inc.	2,900	175,827
	Praxair, Inc.	3,400	183,532
	Quaker Chemical Corp.	700	13,993
	Quanex Corp.	1,200	74,484
	Reliance Steel & Aluminum Co.	1,600	131,824
	Rock-Tenn Co. Class A	600	7,872
	Rohm & Haas Co.	6,200	308,450
	Rotonics Manufacturing, Inc.	800	2,560
	Royal Gold, Inc.	1,100	34,573
	RPM International, Inc.	5,300	95,612
*	RTI International Metals, Inc.	1,050	44,153
	Ryerson Tull, Inc.	600	15,144
	Schnitzer Steel Industries, Inc. Class A	1,000	31,100
	Schulman (A.), Inc.	800	18,744
	Schweitzer-Maudoit International, Inc.	900	23,130
	Scotts Co. Class A	2,200	105,358
*	Sealed Air Corp.	1,700	96,696
*	Senomyx, Inc.	200	3,252
	Sensient Technologies Corp.	1,800	32,256
	Sigma-Aldrich Corp.	1,300	83,733
	Silgan Holdings, Inc.	1,700	67,014
*	Smurfit-Stone Container Corp.	11,300	148,256
	Spartech Corp.	2,000	48,400
	Steel Dynamics, Inc.	2,500	115,000
	Steel Technologies, Inc.	300	8,277
	Stepan Co.	600	16,026
*	Stillwater Mining Co.	5,700	74,157
	Summa Industries, Inc.	200	1,550
*	Symyx Technologies, Inc.	1,200	34,800
*	Synalloy Corp.	277	3,601
	Temple-Inland, Inc.	3,800	162,146
*	Terra Industries, Inc.	2,800	19,852
	Texas Industries, Inc.	1,000	60,660
*	The Mosaic Co.	1,600	25,440
* #	Titanium Metals Corp.	2,000	82,040
*	U.S. Concrete, Inc.	1,600	20,048
*	United States Lime & Minerals, Inc.	300	7,751
#	United States Steel Corp.	3,850	209,825
*	Universal Stainless & Alloy Products, Inc.	500	9,720
	Valhi, Inc.	5,090	90,857
	Valspar Corp.	4,500	118,935
	Vulcan Materials Co.	2,100	165,900
	Wausau-Mosinee Paper Corp.	2,500	32,500
	Westlake Chemical Corp.	2,800	96,096
	Weyerhaeuser Co.	3,700	252,673
*	Williams Industries, Inc.	100	207
	Worthington Industries, Inc.	4,000	78,400
* #	Zoltek Companies, Inc.	600	10,356
Total Materials			11,163,082

60

Utilities — (2.9%)
*	AES Corp.	9,700	167,810
	AGL Resources, Inc.	2,600	93,340
*	Allegheny Energy, Inc.	3,100	110,856
	ALLETE, Inc.	1,000	46,670
	Alliant Energy Corp.	3,900	129,090
	Ameren Corp.	3,100	157,077
	American Electric Power Co., Inc.	4,200	153,300
	American States Water Co.	800	27,592
	Aqua America, Inc.	3,700	106,338
*	Aquila, Inc.	10,600	41,340
	Artesian Resources Corp. Class A	200	5,921
	Atmos Energy Corp.	2,800	73,920
	Avista Corp.	1,600	31,360
	Black Hills Corp.	1,200	41,484
	California Water Service Group	800	35,008
*	Calpine Corp.	9,800	2,205
	Cascade Natural Gas Corp.	600	11,760
#	CenterPoint Energy, Inc.	4,600	59,662
	Central Vermont Public Service Corp.	700	14,987
	CH Energy Group, Inc.	800	39,280
	Chesapeake Utilities Corp.	200	6,034
	Cleco Corp.	1,800	40,482
*	CMS Energy Corp.	7,600	107,008
	Connecticut Water Services, Inc.	500	12,680
	Consolidated Edison, Inc.	3,200	146,784
	Constellation Energy Group	1,600	93,984
	Delta Natural Gas Co., Inc.	200	5,178
	Dominion Resources, Inc.	3,700	277,870
#	DPL, Inc.	4,400	118,448
	DTE Energy Co.	1,700	73,610
#	Duke Energy Corp.	9,800	278,320
	Duquesne Light Holdings, Inc.	2,300	39,905
*	Dynegy, Inc.	10,400	56,264
	Edison International	3,500	155,260
*	El Paso Electric Co.	1,700	34,765
	Empire District Electric Co.	800	17,696
	Energen Corp.	2,500	89,325
	Energy East Corp.	2,400	60,144
	EnergySouth, Inc.	300	8,961
	Entergy Corp.	2,100	152,271
*	Environmental Power Corp.	400	3,640
#	Equitable Resources, Inc.	1,700	61,812
	Exelon Corp.	7,000	399,770
	FirstEnergy Corp.	3,400	173,672
	Florida Public Utilities Co.	300	4,260
	FPL Group, Inc.	4,200	176,106
	Great Plains Energy, Inc.	1,400	39,760
	Green Mountain Power Corp.	100	2,820
#	Hawaiian Electric Industries, Inc.	2,700	72,171
	IDACORP, Inc.	1,500	49,410
	KeySpan Corp.	1,600	65,200
	Laclede Group, Inc.	1,000	33,690
	MDU Resources Group, Inc.	1,700	59,925

61

	MGE Energy, Inc.	1,000	33,520
	Middlesex Water Co.	700	13,510
	National Fuel Gas Co.	2,800	90,664
	New Jersey Resources Corp.	1,300	58,500
#	Nicor, Inc.	1,500	64,395
	NiSource, Inc.	2,700	55,431
	Northeast Utilities, Inc.	4,900	96,138
	Northwest Natural Gas Co.	900	30,816
	NSTAR	3,700	108,632
	OGE Energy Corp.	3,100	89,125
	Oneok, Inc.	2,000	61,180
	Otter Tail Corp.	1,300	40,495
	Peoples Energy Corp.	800	29,368
	Pepco Holdings, Inc.	2,800	66,556
	PG&E Corp.	4,000	152,200
	Piedmont Natural Gas Co.	2,700	66,744
	Pinnacle West Capital Corp.	1,900	77,995
	PNM Resources, Inc.	1,400	34,650
	PPL Corp.	4,900	155,820
	Progress Energy, Inc.	3,800	168,644
	Puget Energy, Inc.	2,400	51,744
	Questar Corp.	1,700	124,525
* #	Reliant Energy, Inc.	6,800	69,088
	RGC Resources, Inc.	200	4,904
	SCANA Corp.	1,600	65,248
	SEMCO Energy, Inc.	1,300	7,280
	Sempra Energy	3,600	172,224
*	Sierra Pacific Resources	6,900	98,256
	SJW Corp.	600	30,804
	South Jersey Industries, Inc.	1,400	40,040
	Southern Co.	7,800	265,434
*	Southern Union Co.	3,900	96,018
	Southwest Gas Corp.	1,300	37,076
	Southwest Water Co.	920	16,624
	TECO Energy, Inc.	1,400	23,884
	TXU Corp.	5,100	267,189
	UGI Corp.	2,000	44,900
	UIL Holdings Corp.	600	30,750
	Unisource Energy Corp.	1,600	48,656
	Unitil Corp.	300	7,650
	Vectren Corp.	2,500	65,900
	Westar Energy, Inc.	3,000	64,560
	WGL Holdings, Inc.	1,600	49,280
	Wisconsin Energy Corp.	1,800	73,566
	WPS Resources Corp.	1,800	94,590
	Xcel Energy, Inc.	6,000	111,360
	York Water Co.	400	10,728
Total Utilities			7,732,886

Telecommunication Services — (2.7%)
*	@Road, Inc.	2,600	13,416
	Alaska Communications Systems Group, Inc.	1,400	15,526
	Alltel Corp.	5,700	359,955
*	American Tower Corp.	11,400	362,862
	AT&T, Inc.	58,300	1,608,497

62

	BellSouth Corp.	27,300	862,134
*	Broadwing Corp.	4,700	42,112
	Centennial Communications Corp.	3,700	28,083
*	Cincinnati Bell, Inc.	8,600	35,174
	Citizens Communications Co.	5,000	66,750
*	Cogent Communications Group, Inc.	1,200	8,580
	Commonwealth Telephone Enterprises, Inc.	300	9,684
*	Crown Castle International Corp.	1,500	47,025
	CT Communications, Inc.	1,300	17,212
	D&E Communications, Inc.	1,000	10,150
*	Dobson Communications Corp.	6,200	44,888
	FairPoint Communications, Inc.	200	2,814
*	General Communications, Inc. Class A	2,500	28,125
	Hector Communications Corp.	300	8,295
	Hickory Tech Corp.	700	5,586
*	IDT Corp.	200	2,366
*	IDT Corp. Class B	3,300	39,237
* #	InPhonic, Inc.	500	2,810
	Iowa Telecommunications Services, Inc.	100	1,770
*	Level 3 Communications, Inc.	27,900	94,860
*	Moscow CableCom Corp.	500	3,940
*	Nextel Partners, Inc.	1,300	36,478
*	NII Holdings, Inc.	2,900	148,538
	North Pittsburgh Systems, Inc.	700	14,238
*	Premiere Global Services, Inc.	1,000	8,210
*	Price Communications Corp.	1,700	28,475
*	Qwest Communications International, Inc.	26,400	166,848
*	Rural Cellular Corp. Class A	700	10,115
*	SBA Communications Corp.	3,900	87,711
	Shenandoah Telecommunications Co.	400	17,428
	Sprint Nextel Corp.	42,200	1,014,066
*	SunCom Wireless Holdings, Inc.	2,500	4,250
	SureWest Communications	900	22,752
*	Syniverse Holdings, Inc.	600	8,580
*	TALK America Holdings, Inc.	2,000	17,060
	Telephone & Data Systems, Inc.	1,600	59,840
	Telephone & Data Systems, Inc. Special Shares	1,800	64,620
*	Time Warner Telecom, Inc.	2,300	29,049
*	UbiquiTel, Inc.	1,900	18,563
*	United States Cellular Corp.	1,700	93,415
*	US LEC Corp.	1,100	2,332
	USA Mobility, Inc.	1,300	37,466
	Valor Communications Group, Inc.	800	9,880
	Verizon Communications, Inc.	41,400	1,395,180
*	Wireless Facilities, Inc.	3,488	15,696
Total Telecommunication Services			7,032,641

TOTAL COMMON STOCKS			247,752,124

RIGHTS/WARRANTS — (0.0%)
*	Revlon, Inc. Rights 03/17/06	10,100	606

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (5.8%)
Repurchase Agreement, Merrill Lynch Triparty Repo 4.54%, 03/01/06 (Collateralized by $10,255,000 U.S. Treasury Bond 4.50%, 02/15/36, valued at $10,165,655) to be repurchased at $9,966,305	$9,965	9,965,048

Repurchase Agreement, Merrill Lynch Triparty Repo 4.52%, 03/01/06 (Collateralized by $3,125,000 U.S. Treasury Note 4.625%, 02/29/08, valued at $3,118,656) to be repurchased at $3,054,623	3,054	3,054,240

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $2,213,000 FHLMC Notes 4.00%, 09/22/09, valued at $2,182,571) to be repurchased at $2,150,263	2,150	2,150,000
TOTAL TEMPORARY CASH INVESTMENTS		15,169,288

TOTAL INVESTMENTS — (100.0%)
(Cost $253,755,652)##		$262,922,018

63

U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value †

COMMON STOCKS — (93.3%)
Financials — (24.0%)
*	1st Constitution Bancorp	410	$7,513
	1st Independence Financial Group, Inc.	200	3,703
	1st Source Corp.	1,900	50,635
#	21st Century Holding Co.	500	8,350
	21st Century Insurance Group	7,900	127,980
	A.G. Edwards, Inc.	6,300	281,610
	Abigail Adams National Bancorp, Inc.	112	1,529
	Access National Corp.	800	8,480
*	Accredited Home Lenders Holding Co.	2,000	106,620
*	ACE Cash Express, Inc.	1,200	29,556
	Advanta Corp. Class A	800	26,056
	Advanta Corp. Class B Non-Voting	1,700	59,619
*	Aether Holdings, Inc.	3,500	11,970
*	Affiliated Managers Group, Inc.	2,200	216,546
	Affirmative Insurance Holdings, Inc.	124	1,710
	AFLAC, Inc.	7,700	356,125
	Alabama National Bancorporation	1,600	111,312
	Alfa Corp.	7,400	118,992
*	Allegheny Corp.	700	201,600
	Alliance Financial Corp.	300	9,630
	Allstate Corp.	15,600	854,568
	AMBAC Financial Group, Inc.	6,000	450,900
	Amcore Financial, Inc.	2,300	68,793
	Ameriana Bancorp	300	3,811
#	American Capital Strategies, Ltd.	6,300	224,910
	American Equity Investment Life Holding Co.	4,900	65,611
	American Express Co.	7,200	387,936
	American Financial Group, Inc.	6,600	273,240
*	American Independence Corp.	400	4,800
	American International Group, Inc.	69,900	4,638,564
	American National Bankshares, Inc.	604	14,538
	American National Insurance Co.	2,236	255,888
*	American Physicians Capital, Inc.	400	19,716
	American River Bankshares	504	13,618
*	American Spectrum Realty, Inc.	100	1,725
*	American West Bancorporation	1,000	25,300
*	AmeriCredit Corp.	8,700	256,650
	Ameriprise Financial, Inc.	660	30,017
	Ameris Bancorp	1,400	32,200
*	AmeriServe Financial, Inc.	1,000	4,540
	AmerUs Group Co.	3,200	192,800
	AmSouth Bancorporation	13,500	374,625
	AON Corp.	11,200	443,632

*	Argonaut Group, Inc.	2,800	102,256
	Arrow Financial Corp.	1,150	30,831
*	Asset Acceptance Capital Corp.	1,826	36,502
	Associated Banc-Corp	5,400	186,138
	Assurant, Inc.	7,400	335,960
	ASTA Funding, Inc.	1,100	38,302
#	Astoria Financial Corp.	8,900	255,163
*	Atlantic American Corp.	1,500	3,885
	Atlantic Coast Federal Corp.	1,400	20,370
*	B of I Holding, Inc.	97	708
	Baldwin & Lyons, Inc. Class A	252	6,360
	Baldwin & Lyons, Inc. Class B	1,201	29,725
	BancFirst Corp.	800	67,680
	Bancorp Rhode Island, Inc.	500	17,125
	BancorpSouth, Inc.	6,700	160,934
*	Bancshares of Florida, Inc.	650	14,300
	Bank Mutual Corp.	5,702	64,661
	Bank of America Corp.	124,500	5,708,325
	Bank of Commerce Holdings	876	8,729
	Bank of Granite Corp.	1,400	27,440
	Bank of Hawaii Corp.	1,700	90,780
	Bank of New York Co., Inc.	8,900	304,736
	Bank of the Ozarks, Inc.	1,300	46,228
	BankAtlantic Bancorp, Inc. Class A	2,500	34,125
	BankUnited Financial Corp. Class A	3,164	88,402
	Banner Corp.	500	16,000
	Bar Harbor Bankshares	300	8,400
	BB&T Corp.	14,200	561,326
	Bear Stearns Companies, Inc.	3,000	403,320
	Benjamin Franklin Bancorp, Inc.	100	1,349
	Berkley (W.R.) Corp.	5,000	289,450
	Berkshire Bancorp, Inc.	600	10,020
	Berkshire Hills Bancorp, Inc.	200	6,610
	Beverly Hills Bancorp, Inc.	2,100	21,798
	Blackrock, Inc.	300	42,630
*	BNCCORP, Inc.	400	5,312
	BOK Financial Corp.	5,718	262,285
	Boston Private Financial Holdings, Inc.	3,000	91,830
	Bristol West Holdings, Inc.	2,700	50,058
	Brooke Corp.	1,100	12,386
	Brookline Bancorp, Inc.	5,600	84,056
*	Brooklyn Federal Bancorp, Inc.	97	1,094
	Brown & Brown, Inc.	2,400	75,048
*	Brunswick Bancorp	200	2,600
	Bryn Mawr Bank Corp.	800	17,376
	BWC Financial Corp.	390	13,685
	C&F Financial Corp.	299	11,869
	California First National Bancorp	1,000	13,500
	Camco Financial Corp.	642	9,059
	Camden National Corp.	700	23,366
	Capital Bank Corp.	600	9,336
	Capital City Bank Group, Inc.	1,600	55,872
	Capital Corp. of the West	877	29,502
*	Capital Crossing Bank	500	16,045
	Capital One Financial Corp.	7,900	692,040

	Capital Properties, Inc.	300	9,097
	Capital Southwest Corp.	300	28,905
	Capital Title Group, Inc.	2,600	16,354
#	Capitalsource, Inc.	7,670	188,759
	Capitol Bancorp, Ltd.	1,500	65,010
	Capitol Federal Financial	4,800	158,208
	Cardinal Financial Corp.	2,400	29,520
	Carrollton Bancorp	300	4,547
	Carver Bancorp, Inc.	200	3,201
	Cash America International, Inc.	2,600	69,680
*	Cash Systems, Inc.	500	3,575
	Cathay General Bancorp	4,500	160,335
	Cavalry Bancorp, Inc.	100	2,501
*	CB Richard Ellis Group, Inc.	700	48,076
	Center Bancorp, Inc.	1,400	15,834
	Centerstate Banks of Florida, Inc.	500	19,095
	Central Bancorp, Inc.	200	5,700
	Central Pacific Financial Corp.	2,700	99,900
	Central Virginia Bankshares, Inc.	200	5,560
*	Centrue Financial Corp.	300	7,941
	Century Bancorp, Inc. Class A	300	8,409
*	Ceres Group, Inc.	1,900	10,279
	CFS Bancorp, Inc.	1,100	16,148
	Charter Financial Corp.	1,637	62,206
	Chemical Financial Corp.	2,300	74,037
	Chittenden Corp.	4,300	123,797
	Chubb Corp.	5,400	517,050
	Cincinnati Financial Corp.	9,900	439,164
	CIT Group, Inc.	11,300	607,601
	Citigroup, Inc.	133,400	6,185,758
	Citizens Banking Corp.	3,500	92,680
	Citizens First Bancorp, Inc.	866	24,923
	Citizens Holding Co.	500	11,925
	Citizens South Banking Corp.	800	10,000
*	Citizens, Inc.	2,433	12,944
	City Holding Co.	1,700	61,897
	City National Corp.	3,500	265,860
	Clark, Inc.	900	9,504
	Clifton Savings Bancorp, Inc.	2,774	28,517
*	CNA Financial Corp.	14,500	448,340
*	CNA Surety Corp.	3,900	67,782
	CNB Financial Corp.	800	11,280
	CoBiz, Inc.	1,900	36,195
	Codorus Valley Bancorp, Inc.	300	6,087
	Cohen & Steers, Inc.	2,400	53,928
	Colony Bankcorp, Inc.	500	12,250
	Columbia Bancorp	961	20,181
	Columbia Banking System, Inc.	1,500	50,295
	Comerica, Inc.	7,600	435,632
	Comm Bancorp, Inc.	200	8,390
	Commerce Bancorp, Inc.	6,900	228,873
	Commerce Bancshares, Inc.	5,585	287,907
	Commerce Group, Inc.	2,500	135,025
	Commercial Bancshares, Inc.	500	17,805
	Commercial Capital Bancorp, Inc.	700	10,031

	Commercial National Financial Corp.	300	5,343
	Commonwealth Bankshares, Inc.	298	8,202
*	Community Bancorp	28	839
	Community Bancorp, Inc.	600	20,940
	Community Bank System, Inc.	2,700	58,509
	Community Banks, Inc.	2,060	57,371
	Community Bankshares, Inc.	400	6,240
	Community Capital Corp.	300	6,675
	Community Central Bank Corp.	200	2,391
	Community Trust Bancorp, Inc.	1,403	44,503
	Community West Bancshares	600	8,517
#	Compass Bancshares, Inc.	4,900	246,372
*	CompuCredit Corp.	4,600	173,880
	Consolidated-Tokoma Land Co.	300	19,500
*	Consumer Portfolio Services, Inc.	2,330	15,844
	Cooperative Bankshares, Inc.	500	10,785
	Corus Bankshares, Inc.	2,500	150,125
	Countrywide Financial Corp.	16,200	558,576
*	Covanta Holding Corp.	12,000	208,200
*	Cowlitz Bancorporation	499	7,071
	Crawford & Co. Class A	2,500	15,075
	Crawford & Co. Class B	1,800	10,908
	Cullen Frost Bankers, Inc.	3,400	187,408
	CVB Financial Corp.	5,231	87,410
*	Dearborn Bancorp, Inc.	515	11,922
	Delphi Financial Group, Inc. Class A	2,600	135,408
	Delta Financial Corp.	2,100	19,236
	Desert Community Bank	400	15,700
	Dime Community Bancshares	3,400	46,512
	Direct General Corp.	300	4,797
*	Dollar Financial Corp.	400	5,660
	Donegal Group, Inc. Class A	1,200	29,340
	Donegal Group, Inc. Class B	300	6,824
	Downey Financial Corp.	1,300	82,615
*	E*TRADE Financial Corp.	10,200	260,916
	East West Bancorp, Inc.	3,700	139,453
#	Eaton Vance Corp.	1,800	50,724
	EMC Insurance Group, Inc.	1,300	31,876
*	Empire Financial Holding Co.	100	382
*	Encore Capital Group, Inc.	1,900	32,756
	Enterprise Financial Services Corp.	1,000	26,690
	Erie Indemnity Co.	4,000	212,280
	ESB Financial Corp.	1,400	16,548
*	eSpeed, Inc.	2,700	22,437
*	Evans Bancorp, Inc.	305	6,070
	Exchange National Bancshares, Inc.	400	11,900
*	EZCORP, Inc. Class A Non-Voting	1,200	25,956
	F.N.B. Corp.	4,700	77,503
	Fannie Mae	25,200	1,377,936
	FBL Financial Group, Inc. Class A	2,500	85,550
	Federal Agriculture Mortgage Corporation	800	23,888
	Federal Trust Corp.	900	10,944
	Federated Investors, Inc.	1,200	46,668
	Fidelity Bancorp, Inc.	200	3,860
	Fidelity Bankshares, Inc.	2,100	67,053

	Fidelity National Financial, Inc.	9,800	370,048
	Fidelity National Title Group, Inc.	420	9,954
	Fidelity Southern Corp.	890	15,798
	Fifth Third Bancorp	13,300	514,045
	Financial Federal Corp.	2,500	69,825
	Financial Institutions, Inc.	1,100	21,032
*	First Acceptance Corp.	4,300	52,675
	First Albany Companies, Inc.	1,764	10,178
	First American Corp.	5,500	231,880
	First Bancorp	1,332	29,610
	First Bancorp of Indiana, Inc.	193	4,323
	First Bancshares, Inc.	200	3,450
	First Busey Corp.	1,839	37,534
*	First Cash Financial Services, Inc.	2,200	38,324
	First Charter Corp.	2,900	71,079
	First Citizens BancShares, Inc.	700	131,012
	First Commonwealth Financial Corp.	6,400	86,528
	First Community Bancorp	1,700	101,524
	First Community Bancshares, Inc.	1,099	35,849
	First Defiance Financial Corp.	700	19,313
	First Federal Bancshares of Arkansas, Inc.	400	9,220
	First Federal Bankshares, Inc.	400	9,080
	First Federal of Northern Michigan Bancorp, Inc.	198	1,861
	First Financial Bancorp	4,000	67,640
	First Financial Bankshares, Inc.	1,800	65,844
	First Financial Corp.	1,100	31,570
	First Financial Holdings, Inc.	1,000	32,320
	First Financial Service Corp.	410	11,839
	First Franklin Corp.	200	3,180
	First Horizon National Corp.	4,973	194,494
	First Indiana Corp.	1,375	37,936
	First Keystone Financial, Inc.	200	3,910
	First M&F Corp.	500	17,673
	First Marblehead Corp.	1,100	39,798
*	First Mariner Bancorp, Inc.	500	9,285
	First Merchants Corp.	1,600	41,216
	First Midwest Bancorp, Inc.	3,800	127,794
	First Mutual Bancshares, Inc.	500	12,695
	First National Lincoln Corp.	999	17,526
	First Niagara Financial Group, Inc.	10,400	146,536
	First Oak Brook Bancshares, Inc.	1,000	26,910
	First PacTrust Bancorp, Inc.	450	13,136
	First Place Financial Corp.	1,400	33,446
*	First Regional Bancorp	300	25,110
	First Republic Bank	2,400	87,096
	First South Bancorp, Inc.	600	21,120
	First State Bancorporation	1,400	36,148
	First United Corp.	600	12,966
	Firstbank Corp.	610	14,313
	FirstBank NW Corp.	400	7,396
*	FirstCity Financial Corp.	1,151	13,513
*	FirstFed Financial Corp.	1,500	90,015
	FirstMerit Corp.	6,300	155,862
	Flag Financial Corp.	1,464	25,620
	Flagstar Bancorp, Inc.	2,900	44,805

	Flushing Financial Corp.	1,523	25,251
	FMS Financial Corp.	650	12,513
#	FNB Corp. NC	658	13,634
	FNB Corp. VA	800	27,184
	FNB Financial Services Corp.	411	6,555
	Foothill Independent Bancorp	400	10,580
	Forest City Enterprises, Inc. Class B	1,000	40,200
*	FPIC Insurance Group, Inc.	772	27,128
*	Franklin Bank Corp.	2,200	37,532
	Franklin Resources, Inc.	1,900	195,092
	Freddie Mac	18,600	1,253,454
	Fremont General Corp.	6,500	154,180
	Frontier Financial Corp.	2,400	77,328
	Fulton Financial Corp.	13,315	234,344
	Gallagher (Arthur J.) & Co.	5,600	165,144
	GAMCO Investors, Inc.	550	24,745
	Gateway Financial Holdings, Inc.	899	15,220
	GB&T Bancshares, Inc.	1,200	25,020
	Genworth Financial, Inc.	500	15,910
	German American Bancorp	1,100	14,630
*	GFI Group, Inc.	300	18,018
	Glacier Bancorp, Inc.	2,600	82,004
	Gold Banc Corporation, Inc.	1,600	29,264
	Golden West Financial Corp.	6,400	454,592
*	Gouverneur Bancorp, Inc.	200	2,280
	Great American Financial Resources, Inc.	4,300	85,054
	Great Pee Dee Bancorp, Inc.	198	3,078
	Great Southern Bancorp, Inc.	1,000	28,170
#	Greater Bay Bancorp	4,500	121,050
	Greater Community Bancorp	800	12,032
	Greene County Bancshares, Inc.	1,068	30,758
#	Greenhill & Co., Inc.	1,200	78,360
*	Greenville First Bancshares, Inc.	204	4,884
	Guaranty Federal Bancshares, Inc.	300	8,508
	Habersham Bancorp	300	6,585
	Hancock Holding Co.	2,700	120,555
	Hanmi Financial Corp.	4,500	80,775
	Hanover Insurance Group, Inc.	4,600	222,870
	Harbor Florida Bancshares, Inc.	1,900	72,219
	Harleysville Group, Inc.	2,715	71,486
	Harleysville National Corp.	2,500	55,375
	Harleysville Savings Financial Corp.	300	5,232
	Harrington West Financial Group, Inc.	600	9,696
	Hartford Financial Services Group, Inc.	8,100	667,278
#	HCC Insurance Holdings, Inc.	9,400	302,586
	Heartland Financial USA, Inc.	1,400	30,240
	Heritage Commerce Corp.	1,200	27,564
	Heritage Financial Corp.	610	16,470
	HF Financial Corp.	290	5,525
	Hilb Rogal Hamilton Co.	3,200	123,680
	Hingham Institution for Savings	104	3,980
	HMN Financial, Inc.	400	12,900
	Home Federal Bancorp	260	6,630
	HopFed Bancorp, Inc.	300	4,800
	Horace Mann Educators Corp.	4,000	74,600

	Horizon Financial Corp.	1,100	26,697
#	Hudson City Bancorp, Inc.	33,200	428,612
	Huntington Bancshares, Inc.	8,800	211,640
	IBERIABANK Corp.	800	46,208
	IBT Bancorp, Inc.	300	11,301
	Independence Community Bank Corp.	1,400	57,372
	Independence Holding Co.	1,200	26,700
	Independent Bank Corp. MA	1,329	40,269
	Independent Bank Corp. MI	1,900	51,243
	IndyMac Bancorp, Inc.	5,500	213,510
	Infinity Property & Casualty Corp.	1,800	71,388
	Integra Bank Corp.	1,600	34,544
	Interchange Financial Services Corp.	1,800	34,254
	International Bancshares Corp.	5,322	153,965
*	Investment Technology Group, Inc.	2,000	90,960
	Investors Financial Services Corp.	2,600	117,286
	Investors Title Co.	200	8,645
	Irwin Financial Corp.	2,600	52,104
*	ITLA Capital Corp.	500	23,140
	Janus Capital Group, Inc.	12,200	267,546
	Jefferies Group, Inc.	4,600	262,384
	Jefferson Bancshares, Inc.	663	8,917
	Jefferson-Pilot Corp.	2,500	150,625
	Jones Lang LaSalle, Inc.	1,300	87,984
	JPMorgan Chase & Co.	93,800	3,858,932
	Kearny Financial Corp.	400	5,288
	KeyCorp	10,600	395,062
	K-Fed Bancorp	1,400	17,175
*	KMG America Corp.	500	5,250
	KNBT Bancorp, Inc.	2,715	42,951
*	Knight Capital Group, Inc.	6,119	77,038
* #	LaBranche & Co., Inc.	2,300	32,545
	Lakeland Bancorp, Inc.	2,000	31,160
	Lakeland Financial Corp.	600	26,280
	LandAmerica Financial Group, Inc.	1,600	106,720
	Landmark Bancorp, Inc.	200	5,110
	Leesport Financial Corp.	500	12,500
	Legg Mason, Inc.	800	104,472
	Lehman Brothers Holdings, Inc.	6,300	919,485
	Leucadia National Corp.	6,100	330,925
	Lincoln Bancorp	500	8,743
	Lincoln National Corp.	9,800	556,346
	LNB Bancorp, Inc.	601	11,599
	Loews Corp.	4,900	452,074
	Longview Fibre Co.	3,200	60,224
	LSB Bancshares, Inc.	784	14,112
	LSB Corp.	500	8,754
	LSB Financial Corp.	198	6,033
	M&T Bank Corp.	3,900	438,360
	Macatawa Bank Corp.	800	29,240
	MAF Bancorp, Inc.	3,000	128,580
	Main Street Banks, Inc.	1,099	28,398
	MainSource Financial Group, Inc.	1,400	25,592
*	Markel Corp.	800	262,840
*	MarketAxess Holdings, Inc.	500	6,575

*	Marlin Business Services, Inc.	1,200	27,600
	Marsh & McLennan Companies, Inc.	6,300	194,733
	Marshall & Ilsley Corp.	9,300	409,200
	MASSBANK Corp.	350	11,550
	Mayflower Co-Op Bank Middleboro	200	2,600
	MB Financial, Inc.	2,400	88,224
	MBIA, Inc.	7,600	446,424
	MBT Financial Corp.	900	15,120
	MCG Capital Corp.	2,700	41,310
*	Meadowbrook Insurance Group, Inc.	1,400	9,268
	Medallion Financial Corp.	1,700	20,638
	Mellon Financial Corp.	4,700	169,623
	Mercantile Bancorp, Inc.	200	13,040
	Mercantile Bank Corp.	600	23,298
	Mercantile Bankshares Corp.	4,830	184,506
	Merchants Bancshares, Inc.	600	14,604
	Merchants Group, Inc.	200	5,960
	Mercury General Corp.	4,700	262,730
	Merrill Lynch & Co., Inc.	24,600	1,899,366
	Merrill Merchants Bancshares, Inc.	300	6,906
	Meta Financial Group, Inc.	200	4,200
	MetLife, Inc.	20,400	1,022,448
	MetroCorp Bancshares, Inc.	698	17,345
	MFB Corp.	200	6,164
	MGIC Investment Corp.	5,200	331,500
	MicroFinancial, Inc.	900	3,285
	Mid Penn Bancorp, Inc.	315	8,316
	Midland Co.	1,700	57,239
	MidSouth Bancorp, Inc.	350	9,613
	Mid-State Bancshares	1,800	51,786
	Midwest Banc Holdings, Inc.	2,000	51,400
	MidWestOne Financial Group, Inc.	400	7,564
	Monroe Bancorp	730	11,432
#	Moody’s Corp.	1,700	113,900
	Morgan Stanley	27,500	1,640,650
	Municipal Mortgage & Equity, L.L.C.	3,400	92,174
	MutualFirst Financial, Inc.	500	10,800
*	Nasdaq Stock Market, Inc.	1,900	76,969
	National City Corp.	16,600	577,680
#	National Financial Partners Corp.	2,300	135,355
	National Interstate Corp.	213	4,539
	National Penn Bancshares, Inc.	4,275	89,433
	National Western Life Insurance Co. Class A	300	66,918
	Nationwide Financial Services, Inc.	3,300	141,438
*	Navigators Group, Inc.	1,600	75,040
	NBC Capital Corp.	800	19,608
	NBT Bancorp, Inc.	3,000	68,640
*	Nelnet, Inc. Class A	1,700	70,465
	NetBank, Inc.	2,400	17,880
	New Hampshire Thrift Bancshares, Inc.	300	4,530
	New York Community Bancorp, Inc.	15,200	256,424
	NewAlliance Bancshares, Inc.	10,200	144,738
	NewMil Bancorp, Inc.	402	12,241
*	North Bay Bancorp	300	8,850
	North Central Bancshares, Inc.	200	7,660

	North Fork Bancorporation, Inc.	24,400	623,176
	North Valley Bancorp	750	13,200
	Northeast Bancorp	100	2,240
	Northern Trust Corp.	8,500	448,120
	Northrim BanCorp, Inc.	600	13,950
	Northway Financial, Inc.	200	7,440
	Northwest Bancorp, Inc.	4,654	105,739
	Norwood Financial Corp.	300	9,660
#	Nuveen Investments	1,800	86,706
	NYMAGIC, Inc.	800	20,160
	Oak Hill Financial, Inc.	500	15,750
	OceanFirst Financial Corp.	1,299	30,786
*	Ocwen Financial Corp.	5,700	55,974
#	Odyssey Re Holdings Corp.	6,400	150,272
	Ohio Casualty Corp.	5,400	165,294
	Ohio Valley Banc Corp.	400	10,060
	Old National Bancorp	6,200	131,750
	Old Republic International Corp.	12,900	274,641
	Old Second Bancorp, Inc.	1,200	38,304
	Omega Financial Corp.	1,100	35,772
	optionsXpress Holding, Inc.	546	16,806
	PAB Bankshares, Inc.	860	17,922
	Pacific Capital Bancorp	3,800	135,774
	Pacific Continental Corp.	900	15,390
*	Pacific Mercantile Bancorp	1,100	20,075
*	Pacific Premier Bancorp, Inc.	400	4,800
	Pamrapo Bancorp, Inc.	546	11,027
	Park Bancorp, Inc.	200	6,633
	Park National Corp.	1,100	115,390
	Parkvale Financial Corp.	499	13,932
	Partners Trust Financial Group, Inc.	4,500	53,010
	Peapack-Gladstone Financial Corp.	800	22,600
*	Pelican Financial, Inc.	100	563
*	Penn Treaty American Corp.	2,300	23,920
	Pennfed Financial Services, Inc.	1,400	26,012
	Penns Woods Bancorp, Inc.	300	11,547
*	Pennsylvania Commerce Bancorp, Inc.	624	19,344
	Peoples Bancorp of North Carolina	300	7,146
	Peoples Bancorp, Inc. IN	400	8,600
	Peoples Bancorp, Inc. OH	1,000	29,460
	Peoples Bank CT	1,900	58,786
	Peoples Community Bancorp	500	10,200
	PFF Bancorp, Inc.	2,300	72,289
*	Philadelphia Consolidated Holding Corp.	1,400	149,800
*	Pinnacle Financial Partners, Inc.	800	21,168
*	Piper Jaffray Companies, Inc.	1,000	49,680
	Placer Sierra Bancshares	38	999
*	PMA Capital Corp. Class A	2,700	25,974
	PMI Group, Inc.	5,100	220,830
	PNC Financial Services Group, Inc.	7,600	534,660
	Pocahontas Bancorp, Inc.	400	5,168
*	Portfolio Recovery Associates, Inc.	1,100	53,801
	Potlatch Corp.	1,100	40,084
*	Premier Financial Bancorp, Inc.	403	6,194
	Presidential Life Corp.	1,300	28,483

	Princeton National Bancorp, Inc.	300	9,930
	Principal Financial Group, Inc.	7,600	370,272
	PrivateBancorp, Inc.	1,600	60,688
*	ProAssurance Corp.	2,900	148,741
	Progressive Corp.	2,300	247,135
	Prosperity Bancshares, Inc.	2,600	75,036
	Protective Life Corp.	5,800	282,750
	Provident Bankshares Corp.	3,000	109,110
	Provident Financial Holdings, Inc.	600	17,880
	Provident Financial Services, Inc.	6,300	117,180
	Provident New York Bancorp	4,000	47,680
	Prudential Financial, Inc.	13,600	1,047,744
*	PSB Bancorp, Inc.	400	5,060
	PSB Holdings, Inc.	600	6,511
	Pulaski Financial Corp.	800	13,080
	Radian Group, Inc.	4,700	266,725
	Rainier Pacific Financial Group, Inc.	400	6,240
	Raymond James Financial, Inc.	5,400	232,092
	Regions Financial Corp.	12,300	427,794
	Reinsurance Group of America, Inc.	5,200	240,396
	Renasant Corp.	1,000	34,470
	Republic Bancorp, Inc.	6,840	82,969
	Republic Bancorp, Inc. Class A	1,400	28,000
*	Republic First Bancorp, Inc.	800	11,280
*	Rewards Network, Inc.	2,600	20,462
	Riverview Bancorp, Inc.	500	12,700
	RLI Corp.	2,300	121,256
	Rome Bancorp, Inc.	1,000	11,750
	Royal Bancshares of Pennsylvania, Inc. Class A	1,080	26,190
*	RTW, Inc.	300	3,051
	Rurban Financial Corp.	451	5,764
	S&T Bancorp, Inc.	2,100	76,524
	SAFECO Corp.	7,000	360,570
	Safety Insurance Group, Inc.	300	12,969
	Salisbury Bancorp, Inc.	200	7,540
	Sanders Morris Harris Group, Inc.	2,000	31,960
	Sandy Spring Bancorp, Inc.	1,400	49,658
	SCBT Financial Corp.	800	28,000
	Schwab (Charles) Corp.	9,000	145,890
*	SCPIE Holdings, Inc.	1,100	25,014
*	Seabright Insurance Holdings	44	731
	Seacoast Banking Corp. of Florida	1,500	40,410
	Security Bank Corp.	1,253	28,857
*	Security National Financial Corp. Class A	710	2,343
	SEI Investments Co.	1,100	45,969
	Selective Insurance Group, Inc.	2,500	135,550
	Shore Financial Corp.	200	3,432
*	Siebert Financial Corp.	930	2,373
	Sierra Bancorp	800	20,016
	Simmons First National Corp. Class A	1,300	37,011
	Sky Financial Group, Inc.	8,200	216,234
	SLM Corp.	2,400	135,384
*	SNB Bancshares, Inc.	391	6,889
	Sound Federal Bancorp, Inc.	1,000	20,380
	South Financial Group, Inc.	5,763	151,625

* #	South Street Financial Corp.	200	1,850
*	Southcoast Financial Corp.	500	12,300
	Southern Community Financial Corp.	1,600	15,040
*	Southern Connecticut Bancorp, Inc.	100	700
	Southside Bancshares, Inc.	1,200	24,132
	Southwest Bancorp, Inc.	1,300	28,457
	Southwest Georgia Financial Corp.	300	7,485
	Sovereign Bancorp, Inc.	7,900	164,557
	StanCorp Financial Group, Inc.	4,600	248,860
	State Auto Financial Corp.	3,700	120,546
	State Bancorp, Inc.	900	14,283
	State Street Corp.	3,800	237,424
	Sterling Bancorp	1,635	33,256
	Sterling Bancshares, Inc.	4,200	74,844
	Sterling Financial Corp.	3,200	92,608
	Sterling Financial Corp. (PA)	2,600	53,638
	Stewart Information Services Corp.	1,500	70,425
*	Stifel Financial Corp.	1,000	38,330
*	Stratus Properties, Inc.	835	19,460
	Student Loan Corp.	800	175,592
	Suffolk Bancorp	900	30,879
	Summit Bancshares, Inc.	1,200	21,948
	Summit Bank Corp.	600	9,486
*	Sun American Bancorp	1,700	9,316
*	Sun Bancorp, Inc.	1,600	33,280
	SunTrust Banks, Inc.	9,800	709,226
	Susquehanna Bancshares, Inc.	3,800	91,618
	Sussex Bancorp	305	4,480
	SWS Group, Inc.	1,000	24,370
	Synergy Financial Group, Inc.	1,100	14,696
	Synovus Financial Corp.	12,100	343,035
	T. Rowe Price Group, Inc.	1,700	130,526
	Taylor Capital Group, Inc.	900	33,975
	TCF Financial Corp.	6,700	169,912
	TD Banknorth, Inc.	12,000	368,760
	Team Financial, Inc.	400	5,650
	Teche Holding Co.	200	8,120
*	Tejon Ranch Co.	400	18,960
*	Texas Capital Bancshares, Inc.	362	7,812
	Texas Regional Bancshares, Inc. Class A	4,600	142,048
	Texas United Bancshares, Inc.	200	3,800
	TF Financial Corp.	200	5,700
*	The Banc Corp.	2,100	23,982
*	The Bancorp, Inc.	1,400	29,372
	The Colonial BancGroup, Inc.	6,100	153,171
*	The Enstar Group, Inc.	438	34,900
	The Goldman Sachs Group, Inc.	10,300	1,455,287
*	The Intergroup Corp.	200	2,940
	The Phoenix Companies, Inc.	1,900	27,265
	The Savannah Bancorp, Inc.	500	17,800
	The St. Joe Corp.	400	23,972
	The St. Paul Travelers Companies, Inc.	18,700	803,726
	The Wilber Corp.	600	6,360
	Thomas Properties Group, Inc.	6	73
	TIB Financial Corp.	600	18,576

	TierOne Corp.	1,700	56,100
	Timberland Bancorp, Inc.	300	8,010
	Tompkins County Trustco, Inc.	800	37,336
	Torchmark Corp.	5,900	322,553
	Tower Financial Corp.	325	5,360
	Tower Group, Inc.	400	7,236
*	Tradestation Group, Inc.	1,700	26,996
*	Trammell Crow Co.	3,000	97,440
	Transatlantic Holdings, Inc.	3,800	232,332
*	Triad Guaranty, Inc.	400	18,156
	Trico Bancshares	1,200	31,056
	TrustCo Bank Corp. NY	5,100	64,107
	Trustmark Corp.	5,000	150,750
	U.S. Bancorp	21,000	649,110
*	U.S.I. Holdings Corp.	500	7,170
	UCBH Holdings, Inc.	7,700	137,830
	UICI	800	29,352
	UMB Financial Corp.	1,900	128,516
	Umpqua Holdings Corp.	4,100	110,413
*	Unico American Corp.	100	955
	Union Bankshares Corp.	800	36,088
	Union Bankshares, Inc.	500	10,935
	Union Financial Bancshares, Inc.	200	3,450
	UnionBanCal Corp.	5,700	393,813
	UnionBancorp, Inc.	400	8,300
	United Bancshares, Inc.	400	6,320
	United Bankshares, Inc.	3,900	146,133
*	United Capital Corp.	800	21,576
	United Community Banks, Inc.	3,300	90,255
	United Community Financial Corp.	2,800	34,272
	United Financial Corp.	325	7,192
	United Fire & Casualty Co.	2,200	78,738
*	United PanAm Financial Corp.	1,500	40,350
	United Security Bancshares	529	21,149
	Unitrin, Inc.	5,300	256,255
	Unity Bancorp, Inc.	600	9,060
*	Universal American Financial Corp.	2,300	34,845
	Univest Corporation of Pennsylvania	656	16,052
	UnumProvident Corp.	16,900	349,661
	USB Holding Co., Inc.	1,900	41,724
	Vail Banks, Inc.	600	9,300
*	Valley Bancorp	198	7,671
	Valley National Bancorp	7,100	172,459
	Vineyard National Bancorp Co.	600	18,000
*	Virginia Commerce Bancorp, Inc.	1,100	39,930
	Virginia Financial Group, Inc.	736	29,440
	Wachovia Corp.	41,600	2,332,512
	Waddell & Reed Financial, Inc.	2,100	48,909
	Wainwright Bank & Trust Co.	700	7,140
	Washington Banking Co.	692	12,968
	Washington Federal, Inc.	7,400	175,084
	Washington Mutual, Inc.	25,900	1,105,930
	Washington Savings Bank, FSB	500	4,200
	Washington Trust Bancorp, Inc.	1,200	32,604
	Wayne Savings Bancshares, Inc.	300	4,503

	Webster Financial Corp.	4,600	216,890
	Wells Fargo & Co.	19,400	1,245,480
	Wesbanco, Inc.	1,910	60,643
	Wesco Financial Corp.	670	265,990
	West Bancorporation	1,302	24,217
	West Coast Bancorp	1,300	35,087
	Westamerica Bancorporation	2,200	119,328
	Westbank Corp.	250	3,895
*	Western Sierra Bancorp	500	21,515
	Westfield Financial, Inc.	1,000	24,760
	Westwood Holdings Group, Inc.	200	3,900
	Whitney Holding Corp.	5,400	184,842
	Willow Grove Bancorp, Inc.	1,400	23,772
	Wilmington Trust Corp.	4,400	188,364
	Wilshire Bancorp, Inc.	2,347	45,180
*	Wilshire Enterprises, Inc.	900	7,524
	Wintrust Financial Corp.	2,100	110,628
*	World Acceptance Corp.	1,600	41,248
	WVS Financial Corp.	302	5,013
	Yardville National Bancorp	1,000	35,950
	Zenith National Insurance Corp.	2,350	121,025
	Zions Bancorporation	4,000	330,080
Total Financials			91,991,629

Consumer Discretionary — (13.3%)
*	1-800 CONTACTS, Inc.	300	4,053
*	1-800-FLOWERS.COM, Inc.	1,500	9,570
*	4Kids Entertainment, Inc.	800	13,600
*	99 Cents Only Stores	2,000	22,760
*	A.C. Moore Arts & Crafts, Inc.	400	7,200
	Aaron Rents, Inc.	3,700	96,940
	Aaron Rents, Inc. Class A	700	17,150
	Abercrombie & Fitch Co.	1,100	74,052
	Acme United Corp.	100	1,315
*	Advance Auto Parts, Inc.	1,300	53,755
	Advo, Inc.	2,200	70,730
*	Aeropostale, Inc.	2,200	63,118
	AFC Enterprises, Inc.	1,600	24,864
*	Aftermarket Technology Corp.	1,900	41,230
*	Alderwoods Group, Inc.	3,600	61,488
	Aldila, Inc.	500	16,150
*	All American Semiconductor, Inc.	100	471
*	Alliance Gaming Corp.	3,500	51,800
*	Alloy, Inc.	1,252	16,489
* #	Amazon.com, Inc.	2,500	93,725
	Ambassadors Group, Inc.	800	19,352
	American Axle & Manufacturing Holdings, Inc.	4,200	68,124
*	American Biltrite, Inc.	300	3,417
	American Eagle Outfitters, Inc.	4,100	104,304
	American Greetings Corp. Class A	5,100	106,998
*	America’s Car-Mart, Inc.	900	16,578
	Ameristar Casinos, Inc.	2,800	61,852
*	AnnTaylor Stores Corp.	6,000	217,800
* #	Apollo Group, Inc. Class A	1,100	54,318
	Applebees International, Inc.	4,100	94,874

	Arbitron, Inc.	1,300	50,960
	Arctic Cat, Inc.	1,100	26,400
	Ark Restaurants Corp.	300	9,150
	ArvinMeritor, Inc.	6,500	108,810
*	Asbury Automotive Group, Inc.	3,000	57,450
*	Audiovox Corp. Class A	1,100	14,047
*	AutoNation, Inc.	14,900	311,559
*	Autozone, Inc.	1,000	96,680
* #	Avatar Holdings, Inc.	800	44,664
*	Aztar Corp.	3,200	96,576
*	Bakers Footwear Group, Inc.	600	13,170
*	Ballantyne of Omaha, Inc.	1,500	6,075
* #	Bally Total Fitness Holding Corp.	2,700	21,411
	Bandag, Inc.	900	38,493
	Bandag, Inc. Class A	900	33,201
#	Barnes & Noble, Inc.	5,500	236,885
	Bassett Furniture Industries, Inc.	600	11,574
	Beasley Broadcast Group, Inc.	700	9,478
	Beazer Homes USA, Inc.	3,500	222,075
	Bebe Stores, Inc.	1,900	32,623
*	Bed Bath and Beyond, Inc.	3,400	122,536
	Belo Corp. Class A	8,100	172,044
*	Benihana, Inc. Class A	600	16,092
	Best Buy Co., Inc.	3,000	161,580
	Big 5 Sporting Goods Corp.	200	4,358
*	Big Dog Holdings, Inc.	1,000	10,050
*	Big Lots, Inc.	10,500	133,455
*	BJ’s Restaurants, Inc.	1,800	45,702
	Black & Decker Corp.	1,400	119,812
*	Blount International, Inc.	1,300	21,242
*	Blue Nile, Inc.	200	6,674
*	Bluegreen Corp.	1,300	20,631
	Blyth, Inc.	1,100	24,508
	Bob Evans Farms, Inc.	3,300	96,261
*	Bombay Co., Inc.	1,700	5,372
	Bon-Ton Stores, Inc.	700	19,054
	Books-A—Million, Inc.	300	3,462
	Borders Group, Inc.	6,100	147,193
	BorgWarner, Inc.	4,900	273,273
	Bowl America, Inc. Class A	300	4,230
	Boyd Gaming Corp.	2,800	122,444
*	Bright Horizons Family Solutions, Inc.	1,500	50,265
	Brinker International, Inc.	5,800	241,570
	Brown Shoe Company, Inc.	1,600	76,320
	Brunswick Corp.	4,200	164,766
	Buckle, Inc.	1,000	38,250
	Building Materials Holding Corp.	1,200	80,760
	Burlington Coat Factory Warehouse Corp.	3,100	139,624
* #	Cabela’s, Inc.	3,300	62,403
*	Cablevision Systems New York Group Class A	2,100	55,125
*	Cache, Inc.	1,500	26,070
	Cadmus Communications Corp.	800	15,144
*	California Coastal Communities, Inc.	1,000	38,490
*	California Pizza Kitchen, Inc.	1,600	48,096
*	Canterbury Park Holding Corp.	300	4,455

*	Career Education Corp.	5,900	193,756
*	CarMax, Inc.	6,300	197,946
	Carmike Cinemas, Inc.	800	19,056
*	Carriage Services, Inc.	400	1,984
*	Carter’s, Inc.	1,500	95,985
*	Casual Male Retail Group, Inc.	2,800	25,508
	Catalina Marketing Corp.	2,000	44,360
	Cato Corp. Class A	2,600	54,262
*	Cavalier Homes, Inc.	1,700	12,019
*	Cavco Industries, Inc.	700	32,235
	CBRL Group, Inc.	3,900	173,277
	CBS Corp. Class A	1,150	28,140
	CBS Corp. Class B	13,400	327,764
*	CEC Entertainment, Inc.	2,900	94,424
#	Centex Corp.	6,100	412,421
*	Champion Enterprises, Inc.	3,100	48,112
*	Champps Entertainment, Inc.	1,400	11,284
#	Charles and Colvard, Ltd.	375	5,257
*	Charlotte Russe Holding, Inc.	2,000	36,400
*	Charming Shoppes, Inc.	11,100	148,629
*	Checkers Drive-In Restaurants, Inc.	1,200	17,628
* #	Cheesecake Factory, Inc.	2,800	101,248
	Cherokee, Inc.	300	11,562
*	Chicos FAS, Inc.	2,500	117,625
	Choice Hotels International, Inc.	2,100	93,513
	Christopher & Banks Corp.	2,500	54,825
*	Chromcraft Revington, Inc.	500	6,500
	Churchill Downs, Inc.	600	24,042
	Citadel Broadcasting Co.	10,800	120,312
	CKE Restaurants, Inc.	2,400	40,824
*	CKX, Inc.	1,937	27,912
	Claire’s Stores, Inc.	3,300	105,732
	Clear Channel Communications, Inc.	14,600	413,180
*	Coach, Inc.	2,300	82,156
	Coachmen Industries, Inc.	800	9,440
	Coast Distribution System, Inc.	500	3,625
*	Cobra Electronics Corp.	700	8,141
*	Coldwater Creek, Inc.	2,450	55,051
*	Collectors Universe, Inc.	900	13,365
	Collegiate Pacific, Inc.	1,000	10,400
*	Columbia Sportswear Co.	3,200	161,152
*	Comcast Corp. Class A	25,300	678,799
*	Comcast Corp. Special Class A Non-Voting	22,300	596,525
*	Conn’s, Inc.	1,700	63,325
#	Cooper Tire & Rubber Co.	1,100	16,390
*	Cosi, Inc.	400	3,724
*	Cost Plus, Inc.	1,200	23,028
	Courier Corp.	1,000	39,470
*	Cox Radio, Inc.	2,100	29,043
	CPI Corp.	300	5,265
	Craftmade International, Inc.	400	7,280
*	Crown Media Holdings, Inc.	4,000	31,400
*	CSK Auto Corp.	2,400	38,184
	CSS Industries, Inc.	900	27,720
*	Culp, Inc.	400	1,980

*	Cumulus Media, Inc. Class A	4,750	55,100
	Cutter & Buck, Inc.	1,200	14,352
*	Cybex International, Inc.	1,400	8,386
*	Cycle Country Accessories Corp.	300	1,125
#	Dana Corp.	4,500	7,920
	Darden Restaurants, Inc.	2,000	83,880
	Deb Shops, Inc.	1,100	34,815
*	Deckers Outdoor Corp.	1,100	37,290
	Decorator Industries, Inc.	100	832
*	dELiA*s, Inc.	1,343	11,966
	Delphi Corp.	6,000	1,920
	Delta Apparel, Inc.	800	12,400
*	Design Within Reach, Inc.	200	1,270
*	DeVry, Inc.	6,000	140,880
* #	Dick’s Sporting Goods, Inc.	300	11,370
	Dillards, Inc. Class A	6,500	160,355
	Disney (Walt) Co.	51,800	1,449,882
*	Dixie Group, Inc.	800	13,104
	Dollar General Corp.	11,600	202,072
* #	Dollar Tree Stores, Inc.	6,800	186,456
*	Dominion Homes, Inc.	400	3,840
	Domino’s Pizza, Inc.	3,600	91,800
	Dover Downs Gaming & Entertainment, Inc.	800	13,280
	Dover Motorsports, Inc.	1,500	7,455
	Dow Jones & Co., Inc.	1,700	69,105
*	Drew Industries, Inc.	1,400	45,430
*	drugstore.com, Inc.	9,580	24,142
	DRYCLEAN USA, Inc.	100	219
*	Duckwall-ALCO Stores, Inc.	100	2,419
*	Dura Automotive Systems, Inc.	700	1,603
*	Earle M. Jorgensen Co.	500	7,000
#	Eastman Kodak Co.	11,700	328,185
*	EchoStar Communications Corp. Class A	1,400	41,118
*	Educate, Inc.	300	2,583
*	Education Management Corp.	4,400	165,440
	Educational Development Corp.	300	2,415
*	EMAK Worldwide, Inc.	400	3,296
*	Emerson Radio Corp.	2,400	7,680
*	Emmis Communications Corp. Class A	1,700	27,829
*	Entercom Communications Corp.	3,500	98,595
*	Entravision Communications Corp.	4,900	36,407
* #	Escala Group, Inc.	1,900	47,215
	Escalade, Inc.	841	9,537
	Ethan Allen Interiors, Inc.	2,800	113,988
*	Factory Card & Party Outlet Corp.	300	2,490
*	Fairchild Corp. Class A	1,100	2,618
#	Family Dollar Stores, Inc.	6,300	162,036
*	Famous Dave’s of America, Inc.	1,000	13,810
	Fedders Corp.	1,000	1,470
	Federated Department Stores, Inc.	6,700	475,968
	Finish Line, Inc. Class A	4,000	66,960
*	Finlay Enterprises, Inc.	500	4,240
*	Fisher Communications, Inc.	700	29,960
*	Fleetwood Enterprises, Inc.	2,600	29,380
	Flexsteel Industries, Inc.	698	9,877

	Foot Locker, Inc.	7,100	164,081
	Ford Motor Co.	30,100	239,897
#	Fortune Brands, Inc.	3,800	294,690
* #	Fossil, Inc.	6,500	110,630
*	Fountain Powerboat Industries, Inc.	500	3,720
*	Fox & Hound Restaurant Group	200	3,244
*	Franklin Covey Co.	2,000	15,540
*	Franklin Electronic Publishers, Inc.	700	2,975
	Fred’s, Inc.	3,300	46,101
*	Friendly Ice Cream Corp.	300	2,916
	Frisch’s Restaurants, Inc.	500	10,450
	Furniture Brands International, Inc.	4,700	116,184
*	Gaiam, Inc.	1,340	18,492
*	GameStop Corp. Class A	2,800	112,084
*	GameStop Corp. Class B	300	10,953
*	GameTech International, Inc.	1,200	5,760
	Gaming Partners International Corp.	300	4,125
* #	Gander Mountain Co.	200	1,338
	Gannett Co., Inc.	4,100	254,856
	Gap, Inc.	8,400	155,736
*	Gaylord Entertainment Co.	3,100	138,415
*	Gemstar-TV Guide International, Inc.	29,300	88,486
#	General Motors Corp.	15,100	306,681
*	Genesco, Inc.	1,900	77,140
	Gentek, Inc.	1,000	18,960
	Gentex Corp.	10,400	173,264
	Genuine Parts Co.	7,100	316,092
*	Getty Images, Inc.	800	64,824
*	G-III Apparel Group, Ltd.	902	14,423
* #	Goodyear Tire & Rubber Co.	5,200	74,516
*	Gottschalks, Inc.	800	7,288
	Gray Television, Inc.	800	6,736
	Gray Television, Inc. Class A	100	815
*	Group 1 Automotive, Inc.	1,500	57,420
*	GSI Commerce, Inc.	2,100	33,495
*	Guess, Inc.	1,800	65,142
*	Guitar Center, Inc.	1,000	51,760
*	Gymboree Corp.	2,700	61,722
	H&R Block, Inc.	3,900	86,970
*	Hampshire Group, Ltd.	800	19,544
	Hancock Fabrics, Inc.	1,100	4,565
	Harley-Davidson, Inc.	1,700	89,267
	Harman International Industries, Inc.	800	88,280
	Harrah’s Entertainment, Inc.	5,000	359,600
*	Harris Interactive, Inc.	5,643	31,714
	Harte-Hanks, Inc.	2,900	81,229
*	Hartmarx Corp.	1,400	12,138
	Hasbro, Inc.	15,300	310,437
*	Hastings Entertainment, Inc.	800	4,232
	Haverty Furniture Co., Inc.	1,600	22,800
	Haverty Furniture Co., Inc. Class A	300	4,263
*	Hayes Lemmerz International, Inc.	1,000	3,130
	Hearst-Argyle Television, Inc.	4,400	105,028
*	Hibbett Sporting Goods, Inc.	1,500	48,120
	Hilton Hotels Corp.	15,600	377,520

	Hollinger International, Inc. Class A	3,700	34,410
*	Hollywood Media Corp.	2,900	14,094
	Home Depot, Inc.	28,300	1,192,845
* #	Home Solutions of America, Inc.	2,700	15,795
	Horton (D.R.), Inc.	7,600	259,236
*	Hot Topic, Inc.	1,600	21,088
* #	Hovnanian Enterprises, Inc. Class A	1,600	73,776
*	Iconix Brand Group, Inc.	3,000	40,140
	IHOP Corp.	1,700	86,530
	ILX Resorts, Inc.	300	3,102
*	Image Entertainment, Inc.	2,200	7,480
*	IMPCO Technologies, Inc.	1,000	6,260
* #	Infosonics Corp.	500	5,925
*	Insight Enterprises, Inc.	4,400	94,732
	Interactive Data Corp.	8,000	180,000
*	Interface, Inc. Class A	3,800	42,104
	International Game Technology	4,500	160,965
	International Speedway Corp. Class A	2,300	108,928
*	Interpublic Group of Companies, Inc.	7,400	76,664
*	Interstate Hotels & Resorts, Inc.	2,500	11,950
*	INVESTools, Inc.	2,800	21,700
*	Isle of Capri Casinos, Inc.	2,800	84,868
*	ITT Educational Services, Inc.	1,200	74,400
	J. Alexander’s Corp.	700	5,614
*	J. Jill Group, Inc.	900	21,267
*	Jack in the Box, Inc.	3,300	132,000
	Jackson Hewitt Tax Service, Inc.	2,900	82,360
*	Jaclyn, Inc.	100	815
*	Jakks Pacific, Inc.	1,700	42,194
*	Jameson Inns, Inc.	5,900	15,576
* #	Jarden Corp.	5,600	167,944
*	Jennifer Convertibles, Inc.	500	2,437
	Johnson Controls, Inc.	5,100	363,477
#	Jones Apparel Group, Inc.	10,000	289,200
*	Jos. A. Bank Clothiers, Inc.	1,125	50,186
	Journal Communications, Inc. Class A	700	8,617
	Journal Register Co.	2,100	27,006
*	K2, Inc.	1,000	11,400
	KB Home	3,800	254,714
	Kellwood Co.	1,200	30,888
	Kenneth Cole Productions, Inc. Class A	700	19,257
*	Keystone Automotive Industries, Inc.	1,300	57,460
	Kimball International, Inc. Class B	2,200	31,174
*	Kirkland’s, Inc.	200	1,048
	Knape & Vogt Manufacturing Co.	300	5,532
	Knight-Ridder, Inc.	2,700	162,054
*	Kohl’s Corp.	3,400	163,574
	Koss Corp.	400	11,000
* #	Krispy Kreme Doughnuts, Inc.	2,400	16,200
	K-Swiss, Inc. Class A	1,800	52,524
*	LaCrosse Footwear, Inc.	500	5,940
*	Lakeland Industries, Inc.	600	11,568
*	Lamar Advertising Co.	3,700	188,774
	Landry’s Restaurants, Inc.	1,100	33,957
*	Laureate Education, Inc.	3,162	163,728

*	Lazare Kaplan International, Inc.	400	3,300
#	La-Z—Boy, Inc.	4,800	76,560
* #	Leapfrog Enterprises, Inc.	700	8,155
	Lear Corp.	1,400	29,204
	Lee Enterprises, Inc.	2,000	69,900
	Leggett & Platt, Inc.	7,300	171,404
	Lennar Corp. Class A	6,900	413,034
	Lennar Corp. Class B	1,800	99,720
*	Lenox Group, Inc.	1,500	20,040
	Levitt Corp. Class A	400	9,304
*	Liberty Global, Inc. Class A	11,700	237,627
*	Liberty Media Corp. Class A	72,500	597,400
*	Liberty Media Corp. Class B	2,300	18,906
*	LIFE TIME FITNESS, Inc.	2,500	104,900
	Lifetime Brands, Inc.	400	9,032
	Limited Brands, Inc.	5,100	120,717
*	Lin TV Corp.	1,400	13,062
	Lithia Motors, Inc. Class A	800	25,632
*	Live Nation, Inc.	1,087	19,403
	Liz Claiborne, Inc.	2,900	104,487
*	LKQ Corp.	3,400	74,868
*	Lodgenet Entertainment Corp.	800	11,392
*	Lodgian, Inc.	2,400	30,096
	Lone Star Steakhouse & Saloon, Inc.	600	16,176
	Lowe’s Companies, Inc.	8,600	586,348
*	Luby’s, Inc.	2,100	31,311
	M/I Homes, Inc.	700	29,484
*	Mace Security International, Inc.	1,749	4,058
*	Main Street Restaurant Group, Inc.	1,700	9,350
*	MarineMax, Inc.	1,700	52,462
	Marriott International, Inc. Class A	1,600	109,440
* #	Martha Stewart Living Omnimedia, Inc.	400	6,920
* #	Marvel Entertainment, Inc.	5,200	96,304
	Mattel, Inc.	12,700	213,995
	Matthews International Corp. Class A	2,300	85,422
*	McCormick & Schmick’s Seafood Restaurants, Inc.	1,200	28,116
	McDonald’s Corp.	16,800	586,488
	McGraw-Hill Companies, Inc.	2,100	111,489
	MDC Holdings, Inc.	2,300	140,967
*	Meade Instruments Corp.	1,100	3,135
	Media General, Inc. Class A	1,100	55,110
*	Mediacom Communications Corp.	4,700	26,508
	Meredith Corp.	2,700	148,743
* #	Meritage Homes Corp.	1,400	81,942
*	Mestek, Inc.	800	10,344
*	MGM Mirage	14,500	536,065
	Michaels Stores, Inc.	4,200	134,820
*	Midas, Inc.	300	5,712
*	Mikohn Gaming Corp.	400	3,176
*	Mity Enterprises, Inc.	400	7,536
	Modine Manufacturing Co.	2,900	81,345
*	Mohawk Industries, Inc.	3,700	320,087
	Monaco Coach Corp.	1,600	22,896
*	Monarch Casino & Resort, Inc.	1,100	29,491
	Monro Muffler Brake, Inc.	1,100	39,798

*	Mothers Work, Inc.	600	14,934
	Movado Group, Inc.	900	19,620
#	Movie Gallery, Inc.	600	1,914
*	MTR Gaming Group, Inc.	2,400	23,928
* #	Multimedia Games, Inc.	1,500	15,885
*	Nathan’s Famous, Inc.	500	6,125
	National Presto Industries, Inc.	700	30,625
#	Nautilus Group, Inc.	1,300	21,385
* #	Navarre Corp.	600	2,298
	Nelson (Thomas), Inc.	1,000	29,250
*	Netflix, Inc.	2,100	56,301
*	Nevada Gold & Casinos, Inc.	1,100	10,395
*	New Frontier Media, Inc.	2,300	16,399
*	New York & Co., Inc.	500	8,435
	Newell Rubbermaid, Inc.	3,400	84,558
	News Corp. Class A	59,900	975,172
#	News Corp., Inc. Class B When Issued	27,900	478,485
	NIKE, Inc. Class B	1,500	130,170
	Nobility Homes, Inc.	405	10,368
	Noble International, Ltd.	1,200	18,420
	Nordstrom, Inc.	3,600	136,800
*	NTL, Inc.	4,900	322,665
* #	Nutri/System, Inc.	1,500	64,455
#	Oakley, Inc.	5,300	80,666
*	O’Charleys, Inc.	2,000	35,520
*	Office Depot, Inc.	11,300	403,184
	OfficeMax, Inc.	6,100	178,913
	Omnicom Group, Inc.	2,400	191,568
*	Opinion Research Corp.	100	551
*	O’Reilly Automotive, Inc.	6,500	212,680
	Orleans Homebuilders, Inc.	1,000	19,540
#	Outback Steakhouse, Inc.	5,000	209,050
*	Outdoor Channel Holdings, Inc.	2,300	30,176
* #	Overstock.com, Inc.	600	13,500
	Oxford Industries, Inc.	1,700	77,826
*	P & F Industries, Inc. Class A	300	3,855
*	P.F. Chang’s China Bistro, Inc.	1,000	48,340
* #	Pacific Sunwear of California, Inc.	5,000	119,050
*	Palm Harbor Homes, Inc.	2,000	41,900
*	Panera Bread Co.	800	56,688
*	Pantry, Inc.	1,600	94,672
*	Papa John’s International, Inc.	1,400	46,060
*	Payless ShoeSource, Inc.	6,300	149,310
*	PC Mall, Inc.	1,000	6,180
*	Penn National Gaming, Inc.	1,900	65,892
	Penney (J.C.) Co., Inc.	3,500	205,240
*	Perry Ellis International, Inc.	800	17,608
*	PetMed Express, Inc.	800	14,952
	PETsMART, Inc.	2,300	59,708
	Phillips-Van Heusen Corp.	3,800	134,900
*	Phoenix Footwear Group, Inc.	600	3,210
*	Pinnacle Entertainment, Inc.	4,000	112,200
*	Pixar, Inc.	1,400	89,320
*	Playboy Enterprises, Inc. Class A	400	5,000
*	Playboy Enterprises, Inc. Class B	2,400	33,264

*	Point.360	100	227
	Polaris Industries, Inc.	1,200	60,060
	Polo Ralph Lauren Corp.	2,600	150,696
*	Pomeroy IT Solutions, Inc.	200	1,860
#	Pre-Paid Legal Services, Inc.	600	21,666
* #	Priceline.com, Inc.	3,200	78,560
*	PRIMEDIA, Inc.	7,900	17,854
*	Princeton Review, Inc.	2,400	12,792
*	Proliance International, Inc.	700	3,675
*	ProQuest Co.	1,400	29,820
	Pulte Homes, Inc.	9,800	376,418
*	QEP Co., Inc.	400	4,280
*	Quaker Fabric Corp.	200	566
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	5,600	25,368
*	Quiksilver, Inc.	4,800	69,600
*	R&B, Inc.	1,117	11,851
*	R.H. Donnelley Corp.	1,265	77,165
*	Radio One, Inc. Class A	500	4,225
*	Radio One, Inc. Class D	4,600	38,364
	RadioShack Corp.	4,800	93,840
*	Rare Hospitality International, Inc.	3,100	99,200
*	RC2 Corp.	1,600	57,648
*	RCN Corp.	3,400	85,000
	Reader’s Digest Association, Inc.	6,800	103,292
*	Reading International, Inc. Class A	2,200	17,798
*	Red Lion Hotels Corp.	600	6,990
* #	Red Robin Gourmet Burgers, Inc.	1,200	47,988
* #	RedEnvelope, Inc.	700	6,762
*	Regent Communications, Inc.	1,660	7,586
	Regis Corp.	4,200	160,776
*	Rent-A—Center, Inc.	6,500	151,710
*	Rentrak Corp.	1,000	10,690
*	Rent-Way, Inc.	900	6,093
*	Restoration Hardware, Inc.	2,000	10,760
* #	Retail Ventures, Inc.	3,600	47,736
*	Rex Stores Corp.	600	9,192
*	Rockford Corp.	800	3,208
*	Rocky Shoes & Boots, Inc.	300	7,122
	Ross Stores, Inc.	1,900	53,808
*	Rubio’s Restaurants, Inc.	900	9,225
#	Ruby Tuesday, Inc.	4,900	139,895
	Russ Berrie & Co., Inc.	1,200	16,308
	Russell Corp.	1,700	24,276
*	Ryan’s Restaurant Group, Inc.	3,800	50,198
	Ryland Group, Inc.	2,800	195,300
*	Saga Communications, Inc. Class A	1,000	9,470
	Saks, Inc.	10,800	204,120
*	Salem Communications Corp.	1,712	23,934
* #	Salton, Inc.	800	1,144
	Sauer-Danfoss, Inc.	4,400	94,380
*	Scholastic Corp.	2,000	58,840
*	Scientific Games Corp.	2,400	73,392
	SCP Pool Corp.	1,300	56,511
	Scripps (E.W.) Co.	5,200	250,016
*	Sears Holdings Corp.	2,800	337,260

*	Select Comfort Corp.	1,200	43,860
	Service Corp. International	25,200	200,340
* #	Sharper Image Corp.	400	4,720
	Sherwin-Williams Co.	1,800	81,990
*	Shiloh Industries, Inc.	1,675	27,302
*	Shoe Carnival, Inc.	300	6,741
* #	Shuffle Master, Inc.	1,300	33,969
	Sinclair Broadcast Group, Inc. Class A	3,900	28,041
* #	Sirius Satellite Radio, Inc.	15,700	80,227
* #	Six Flags, Inc.	4,500	47,475
*	Skechers U.S.A., Inc. Class A	2,100	44,520
	Skyline Corp.	800	32,096
*	Smith & Wesson Holding Corp.	2,500	12,500
	Snap-On, Inc.	5,000	194,600
	Sonic Automotive, Inc.	2,700	71,523
*	Sonic Corp.	3,500	110,635
*	Sotheby’s Holdings, Inc. Class A	2,000	42,240
*	Source Interlink Companies, Inc.	4,300	46,225
*	Spanish Broadcasting System, Inc.	800	4,488
	Spartan Motors, Inc.	700	7,511
	Speedway Motorsports, Inc.	3,700	132,645
*	Sport Chalet, Inc. Class A	175	1,421
*	Sport Chalet, Inc. Class B	225	1,800
*	Sportsman’s Guide, Inc.	700	17,703
	Stage Stores, Inc.	2,500	72,900
*	Stamps.com, Inc.	800	25,768
	Standard Motor Products, Inc.	400	4,244
	Standard Pacific Corp.	3,500	114,975
	Stanley Furniture, Inc.	1,200	30,600
	Staples, Inc.	5,300	130,062
*	Starbucks Corp.	4,500	163,440
	Station Casinos, Inc.	800	54,760
	Stein Mart, Inc.	1,700	28,356
*	Steinway Musical Instruments, Inc.	100	3,295
	Steven Madden, Ltd.	1,300	41,665
	Stewart Enterprises, Inc.	3,700	18,759
*	Stoneridge, Inc.	300	1,782
*	Strattec Security Corp.	300	12,138
	Strayer Education, Inc.	500	48,165
	Stride Rite Corp.	3,300	45,870
	Sturm Ruger & Co., Inc.	1,700	12,240
*	Sunterra Corp.	2,000	30,000
#	Superior Industries International, Inc.	2,400	51,720
	Superior Uniform Group, Inc.	300	3,324
	Syms Corp.	1,300	18,980
* #	Syntax-Brillian Corp.	1,700	7,327
*	Systemax, Inc.	3,700	25,715
#	Talbots, Inc.	2,700	71,982
	Tandy Brand Accessories, Inc.	600	6,486
*	Tandy Leather Factory, Inc.	1,000	6,370
	Target Corp.	11,700	636,480
*	Tarragon Corp.	1,500	28,995
*	Tarrant Apparel Group	600	696
	Technical Olympic USA, Inc.	3,100	65,658
*	Tempur-Pedic International, Inc.	1,400	16,520

*	Tenneco Automotive, Inc.	3,100	70,215
*	Texas Roadhouse, Inc.	600	9,216
* #	The Children’s Place Retail Stores, Inc.	2,100	98,007
*	The DIRECTV Group, Inc.	21,900	345,144
*	The Dress Barn, Inc.	2,100	90,678
	The Hallwood Group, Inc.	100	14,900
	The Marcus Corp.	1,000	16,430
	The McClatchey Co.	800	44,216
*	The Men’s Wearhouse, Inc.	4,400	137,808
#	The New York Times Co. Class A	4,100	115,702
	The Pep Boys - Manny, Moe & Jack	5,000	78,500
*	The Sports Authority, Inc.	2,000	73,180
	The Stanley Works	3,400	170,476
*	The Steak n Shake Co.	1,500	27,345
	The TJX Companies, Inc.	6,200	151,838
	Thor Industries, Inc.	1,900	89,680
	Tiffany & Co.	5,700	211,641
*	Timberland Co. Class A	1,800	63,090
	Time Warner, Inc.	123,700	2,141,247
*	TiVo, Inc.	1,800	9,990
*	Toll Brothers, Inc.	3,600	116,496
*	Too, Inc.	2,800	85,204
*	Tractor Supply Co.	1,300	82,134
	Traffix, Inc.	1,500	7,800
	Triarc Companies, Inc. Class A	2,100	35,658
	Tribune Co.	11,100	339,660
*	Triple Crown Media, Inc.	90	603
*	TRW Automotive Holdings Corp.	8,500	217,600
	Tuesday Morning Corp.	1,400	30,814
	Tupperware Corp.	4,200	88,998
*	Tweeter Home Entertainment Group, Inc.	1,100	8,844
*	Unifi, Inc.	2,300	7,061
	Unifirst Corp.	400	13,404
	United Auto Group, Inc.	3,900	168,636
*	United Retail Group, Inc.	1,300	21,515
*	Universal Electronics, Inc.	1,400	25,144
*	Universal Technical Institute, Inc.	900	27,729
*	Univision Communications, Inc. Class A	13,500	451,575
* #	Urban Outfitters, Inc.	2,000	56,200
	V.F. Corp.	4,400	241,120
*	Vail Resorts, Inc.	3,500	115,640
*	Valassis Communications, Inc.	800	22,040
	Value Line, Inc.	300	10,155
*	ValueVision Media, Inc. Class A	3,300	41,943
*	Varsity Group, Inc.	200	804
*	VCG Holding Corp.	100	104
*	Vertrue, Inc.	669	29,476
*	Viacom, Inc. Class A	1,150	45,988
*	Viacom, Inc. Class B	13,400	535,464
*	Virco Manufacturing Corp.	600	3,330
	Visteon Corp.	6,200	28,892
*	Warnaco Group, Inc.	4,300	99,803
	Washington Post Co.	300	225,675
*	WCI Communities, Inc.	2,300	58,052
*	Weight Watchers International, Inc.	1,300	68,211

	Wendy’s International, Inc.	4,800	277,920
*	West Marine, Inc.	600	7,722
	Westwood One, Inc.	4,300	47,945
*	Wet Seal, Inc. Class A	4,800	25,488
	Weyco Group, Inc.	900	17,361
	Whirlpool Corp.	2,700	242,433
	Wiley (John) & Sons, Inc. Class A	1,200	45,180
	Wiley (John) & Sons, Inc. Class B	200	7,600
* #	Williams-Sonoma, Inc.	1,300	52,637
*	Wilsons The Leather Experts, Inc.	2,001	6,703
*	Winmark Corp.	295	6,652
#	Winnebago Industries, Inc.	2,000	64,240
*	WMS Industries, Inc.	1,800	52,290
	Wolverine World Wide, Inc.	4,900	108,094
	World Wrestling Federation Entertainment, Inc.	1,800	26,910
* #	Wynn Resorts, Ltd.	1,300	86,385
	Xerium Technologies, Inc.	400	3,700
*	XM Satellite Radio Holdings, Inc.	1,800	39,762
	Yankee Candle Co., Inc.	900	26,136
*	Young Broadcasting, Inc. Class A	600	1,818
	Yum! Brands, Inc.	1,600	76,320
*	Zale Corp.	2,600	67,730
*	Zapata Corp.	1,300	7,878
Total Consumer Discretionary			50,977,513

Information Technology — (13.0%)
*	3Com Corp.	33,300	154,845
*	Acacia Research-Acacia Technologies	2,600	21,580
*	Access Integrated Technologies, Inc.	600	6,834
*	Actel Corp.	2,400	35,016
*	ActivCard Corp.	2,700	9,882
* #	Activision, Inc.	18,533	231,663
*	Actuate Corp.	5,600	21,728
	Acxiom Corp.	5,800	150,104
*	Adaptec, Inc.	10,500	65,730
* #	ADC Telecommunications, Inc.	4,600	116,472
*	ADDvantage Technologies Group, Inc.	400	2,244
*	ADE Corp.	1,200	39,696
#	Adobe Systems, Inc.	3,500	135,170
#	Adtran, Inc.	2,900	79,808
*	Advanced Digital Information Corp.	5,800	50,228
*	Advanced Micro Devices, Inc.	6,700	259,089
*	Advent Software, Inc.	2,200	61,160
*	Aehr Test Systems	900	3,375
*	Aeroflex, Inc.	6,900	89,700
*	Aetrium, Inc.	800	4,296
*	Affiliated Computer Services, Inc. Class A	4,200	264,264
*	Agere Systems, Inc. Class A	4,400	59,092
*	Agile Software Corp.	5,000	34,700
*	Agilent Technologies, Inc.	3,400	122,400
	Agilysys, Inc.	1,400	20,006
*	Airspan Networks, Inc.	3,700	22,755
* #	Akamai Technologies, Inc.	3,100	82,150
* #	Alliance Data Systems Corp.	4,800	207,648
*	Alliance Semiconductor Corp.	1,243	3,244

*	Altera Corp.	2,800	56,112
*	Altiris, Inc.	2,600	51,506
	American Software, Inc. Class A	2,000	13,600
*	American Technical Ceramics Corp.	600	8,304
*	AMIS Holdings, Inc.	4,900	42,238
*	Amkor Technology, Inc.	6,300	55,944
	Amphenol Corp.	1,200	60,276
*	Amtech Systems, Inc.	400	3,503
*	Anadigics, Inc.	3,200	20,192
*	Analex Corp.	700	1,862
	Analog Devices, Inc.	3,000	114,420
*	Anaren, Inc.	800	13,744
*	Andrew Corp.	13,600	184,416
	Anixter International, Inc.	3,300	150,975
*	Ansoft Corp.	500	19,585
*	Answerthink, Inc.	4,400	26,928
*	Ansys, Inc.	1,100	52,162
*	Anteon International Corp.	1,500	82,935
*	Apple Computer, Inc.	5,000	342,700
*	Applied Films Corp.	900	17,289
*	Applied Innovation, Inc.	900	3,681
	Applied Materials, Inc.	18,500	339,290
*	Applied Micro Circuits Corp.	27,500	99,275
* #	aQuantive, Inc.	2,300	61,157
*	Ariba, Inc.	6,600	67,320
*	Arris Group, Inc.	8,601	109,147
*	Arrow Electronics, Inc.	4,800	166,992
*	Art Technology Group, Inc.	3,800	11,134
*	Aspen Technology, Inc.	2,700	32,346
	Astro-Med, Inc.	600	6,000
*	Asyst Technologies, Inc.	3,700	36,112
*	Atheros Communications	3,080	63,386
*	Atmel Corp.	37,300	169,715
*	ATMI, Inc.	3,400	102,102
	Autodesk, Inc.	2,900	109,185
	Automatic Data Processing, Inc.	4,600	212,474
*	Avaya, Inc.	17,000	189,040
*	Avici Systems, Inc.	700	2,527
* #	Avid Technology, Inc.	3,500	163,940
*	Avnet, Inc.	11,500	288,995
*	Avocent Corp.	4,400	147,004
	AVX Corp.	14,640	242,438
*	Aware, Inc.	1,200	6,468
*	Axcelis Technologies, Inc.	5,100	35,241
*	Axesstel, Inc.	300	417
*	AXS-One, Inc.	2,100	5,355
*	AXT, Inc.	2,500	7,275
* #	Bankrate, Inc.	500	18,075
*	BEA Systems, Inc.	15,500	177,785
*	BearingPoint, Inc.	17,200	153,252
	Bel Fuse, Inc. Class A	300	8,520
	Bel Fuse, Inc. Class B	800	26,488
	Belden CDT, Inc.	3,900	100,542
*	Bell Microproducts, Inc.	1,200	7,212
*	Benchmark Electronics, Inc.	3,900	137,358

*	BISYS Group, Inc.	6,800	95,948
	Black Box Corp.	1,500	71,670
*	Blackboard, Inc.	1,000	28,810
*	Blue Coat Systems, Inc.	1,100	23,353
*	BMC Software, Inc.	2,800	61,236
*	Bookham, Inc.	4,500	31,410
*	Borland Software Corp.	6,830	36,267
*	Bottomline Technologies, Inc.	1,200	14,724
*	Brightpoint, Inc.	1,425	40,313
*	Broadcom Corp.	2,400	108,216
*	Brooks Automation, Inc.	5,100	80,019
*	BSQUARE Corp.	900	2,970
	CA Inc.	7,000	190,120
*	Cabot Microelectronics Corp.	2,200	75,064
* #	CACI International, Inc. Class A	1,300	78,351
*	Cadence Design Systems, Inc.	11,170	198,268
*	CalAmp Corp.	2,300	23,115
*	California Micro Devices Corp.	2,000	12,180
*	CallWave, Inc.	2,300	10,419
	CAM Commerce Solutions, Inc.	300	6,615
*	Captaris, Inc.	1,600	6,288
*	Carreker Corp.	2,400	14,208
*	Cascade Microtech, Inc.	200	2,616
	Cass Information Systems, Inc.	500	16,625
*	Catalyst Semiconductor, Inc.	1,400	7,070
*	Catapult Communications Corp.	1,218	16,942
*	C-COR, Inc.	2,300	16,330
	CDW Corp.	900	51,174
*	Centillium Communications, Inc.	3,500	10,360
*	Cenuco, Inc.	1,500	5,010
*	Ceridian Corp.	9,000	232,740
*	CEVA, Inc.	2,100	12,663
*	CGI Holding Corp.	1,100	2,057
*	CheckFree Corp.	3,500	173,110
*	Checkpoint Systems, Inc.	3,200	91,392
*	Cherokee International Corp.	1,400	7,182
*	Chordiant Software, Inc.	7,100	23,501
*	Ciber, Inc.	2,400	13,896
*	Ciena Corp.	39,300	157,986
*	Ciprico, Inc.	500	2,940
*	Cirrus Logic, Inc.	7,300	55,407
*	Cisco Sytems, Inc.	36,200	732,688
*	Citrix Systems, Inc.	2,300	74,428
*	CNET Networks, Inc.	3,600	49,824
	Cognex Corp.	3,600	99,036
* #	Cognizant Technology Solutions Corp.	1,700	97,937
*	Coherent, Inc.	2,600	84,396
	Cohu, Inc.	2,100	44,352
*	Comarco, Inc.	700	8,365
*	CommScope, Inc.	4,600	110,354
	Communications Systems, Inc.	800	9,560
*	Computer Horizons Corp.	3,100	14,415
*	Computer Sciences Corp.	9,800	532,532
*	Computer Task Group, Inc.	2,000	8,080
*	Compuware Corp.	32,800	269,288

*	Comtech Telecommunications Corp.	1,400	43,862
*	Comverse Technology, Inc.	7,900	227,204
*	Concur Technologies, Inc.	1,200	18,192
*	Concurrent Computer Corp.	5,900	15,458
*	Conexant Systems, Inc.	43,400	129,332
* #	Convera Corp.	1,400	13,720
*	Convergys Corp.	12,000	208,440
*	Corillian Corp.	4,200	16,212
*	Corning, Inc.	9,000	219,690
*	Covansys Corp.	3,200	47,936
*	Credence Systems Corp.	8,200	71,012
* #	Cree, Inc.	3,400	101,830
*	CSG Systems International, Inc.	3,400	74,732
	CTS Corp.	1,700	20,995
*	CVD Equipment Corp.	100	407
*	Cyberoptics Corp.	925	14,264
*	Cybersource Corp.	2,600	21,736
*	Cymer, Inc.	2,900	130,442
*	Cypress Semiconductor Corp.	9,200	163,392
	Daktronics, Inc.	1,300	46,072
*	Datalink Corp.	800	4,240
	Dataram Corp.	200	970
*	Dell, Inc.	4,500	130,500
*	Delphax Technologies, Inc.	100	290
	Diebold, Inc.	3,400	136,000
*	Digi International, Inc.	2,300	25,001
*	Digimarc Corp.	2,100	15,561
*	Digital Angel Corp.	1,900	7,410
*	Digital Insight Corp.	2,400	79,320
*	Digital River, Inc.	1,500	56,460
*	Digital Theater Systems, Inc.	885	16,328
*	Digitas, Inc.	7,500	105,975
*	Diodes, Inc.	1,650	62,337
*	Ditech Communications Corp.	3,100	31,961
*	DocuCorp International, Inc.	1,300	10,108
*	Dot Hill Systems Corp.	4,000	27,040
*	DSP Group, Inc.	2,600	69,940
*	DST Systems, Inc.	1,000	56,230
*	Dycom Industries, Inc.	3,400	72,590
*	Dynamics Research Corp.	800	10,912
*	EarthLink, Inc.	11,000	109,120
*	eBay, Inc.	8,200	328,492
*	Echelon Corp.	3,600	29,160
*	eCollege.com, Inc.	1,800	37,134
* #	EDGAR Online, Inc.	1,800	7,380
*	Edgewater Technology, Inc.	1,000	5,930
*	EFJ, Inc.	2,500	29,000
*	eFunds Corp.	4,100	111,028
*	Electro Scientific Industries, Inc.	2,602	64,946
*	Electroglas, Inc.	2,200	9,702
*	Electronic Arts, Inc.	2,300	119,531
	Electronic Data Systems Corp.	14,000	373,800
*	Electronics for Imaging, Inc.	5,100	136,782
*	eLoyalty Corp.	400	5,392
*	Embarcadero Technologies, Inc.	2,600	17,810

*	EMC Corp.	44,200	619,684
*	EMCORE Corp.	4,000	31,000
*	EMS Technologies, Inc.	500	8,750
*	Emulex Corp.	7,100	126,380
* #	Endwave Corp.	300	2,796
*	Entegris, Inc.	11,106	116,169
*	Entrust, Inc.	4,900	18,130
*	Epicor Software Corp.	3,331	41,371
*	EPIQ Systems, Inc.	1,700	37,349
*	ePlus, Inc.	800	11,280
*	Equinix, Inc.	1,900	99,636
*	ESS Technology, Inc.	4,100	15,334
*	Euronet Worldwide, Inc.	2,500	87,650
*	Evans & Sutherland Computer Corp.	600	3,690
*	Exar Corp.	800	9,960
*	Excel Technology, Inc.	973	29,054
*	Extreme Networks, Inc.	11,300	52,319
* #	F5 Networks, Inc.	1,400	94,948
	Factset Research Systems, Inc.	1,100	43,065
	Fair Isaac Corp.	2,400	102,288
*	Fairchild Semiconductor Corp. Class A	10,200	177,276
*	FalconStor Software, Inc.	1,800	16,740
*	Fargo Electronics	1,200	22,716
* #	Faro Technologies, Inc.	400	6,396
*	FEI Co.	3,100	62,031
	Fidelity National Information Services, Inc.	2,300	91,195
*	Filenet Corp.	3,500	90,090
*	Finisar Corp.	20,600	57,268
	First Data Corp.	6,100	275,293
*	Fiserv, Inc.	7,400	307,100
* #	Flir Systems, Inc.	1,900	49,096
*	Forgent Networks, Inc.	1,850	3,330
*	FormFactor, Inc.	2,700	99,468
*	Forrester Research, Inc.	2,000	45,220
*	Foundry Networks, Inc.	11,900	167,076
*	Freescale Semiconductor, Inc.	600	16,134
*	Freescale Semiconductor, Inc. Class B	1,100	29,744
	Frequency Electronics, Inc.	800	10,400
*	FSI International, Inc.	3,200	18,912
*	Gartner Group, Inc.	4,000	56,320
*	Gateway, Inc.	14,500	34,220
*	Genesis Microchip, Inc.	3,000	64,500
*	Gerber Scientific, Inc.	1,300	13,507
	Gevity HR, Inc.	1,800	45,324
*	Glenayre Technologies, Inc.	7,000	27,300
*	Global Imaging Systems, Inc.	2,200	79,420
#	Global Payments, Inc.	1,200	62,472
*	Globecomm Systems, Inc.	1,500	9,840
* #	GlobeTel Communications Corp.	3,200	9,440
* #	Google, Inc.	300	108,786
*	GSE Systems, Inc.	84	139
*	GTSI Corp.	900	6,831
*	Harmonic, Inc.	6,100	35,197
	Harris Corp.	1,800	82,224
*	Hauppauge Digital, Inc.	1,100	4,510

*	HEI, Inc.	700	2,065
	Henry Jack & Associates, Inc.	6,200	136,462
*	Hewitt Associates, Inc. Class A	300	8,097
	Hewlett-Packard Co.	76,200	2,500,122
*	hi/fn, Inc.	1,500	10,545
*	HomeStore, Inc.	5,000	31,100
* #	HouseValues, Inc.	314	4,239
*	Hutchinson Technology, Inc.	500	13,755
*	Hypercom Corp.	4,900	37,681
*	Hyperion Solutions Corp.	3,950	132,523
*	I.D. Systems, Inc.	300	6,558
*	Ibis Technology Corp.	1,400	4,788
*	Identix, Inc.	3,400	27,778
*	iGATE Capital Corp.	5,027	33,430
*	ImageWare Systems, Inc.	100	215
	Imation Corp.	3,200	140,320
*	Immersion Corp.	1,700	12,206
*	Indus International, Inc.	5,446	19,061
*	Infocrossing, Inc.	2,000	23,520
*	InFocus Corp.	3,500	14,210
* #	Informatica Corp.	3,800	60,876
	Inforte Corp.	1,200	4,968
*	InfoSpace, Inc.	2,800	67,508
*	Ingram Micro, Inc.	13,800	272,964
*	Innodata Isogen, Inc.	1,900	5,852
*	Innovex, Inc.	1,600	6,864
*	InsWeb Corp.	100	256
	Integral Systems, Inc.	1,100	30,811
*	Integrated Device Technology, Inc.	17,000	252,450
*	Integrated Silicon Solution, Inc.	3,317	20,963
	Intel Corp.	64,900	1,336,940
*	Intelli-Check, Inc.	600	3,486
*	Intelligent Systems Corp.	100	270
*	Interactive Intelligence, Inc.	700	6,335
*	Interdigital Communications Corp.	1,900	48,925
*	Intergraph Corp.	2,500	90,650
*	Interland, Inc.	1,500	8,685
*	Interlink Electronics, Inc.	300	957
*	Intermec, Inc.	2,300	70,564
	International Business Machines Corp.	12,500	1,003,000
*	International DisplayWorks, Inc.	800	5,296
* #	International Rectifier Corp.	2,800	103,880
*	Internet Capital Group, Inc.	3,600	32,760
*	Internet Security Systems, Inc.	4,100	95,571
*	Interphase Corp.	500	3,075
	Intersil Corp.	7,100	201,214
	Inter-Tel, Inc.	2,200	43,186
*	Intervideo, Inc.	722	8,036
*	Intervoice, Inc.	3,200	27,424
*	Interwoven, Inc.	4,000	34,800
*	Intest Corp.	900	4,023
*	Intevac, Inc.	1,500	32,895
*	Intrado, Inc.	1,200	30,792
*	IntriCon Corp.	100	590
*	Intuit, Inc.	2,300	111,734

*	INX, Inc.	600	4,110
*	Iomega Corp.	2,600	7,280
*	iPass, Inc.	396	2,922
*	Iron Mountain, Inc.	4,800	209,760
*	Iteris, Inc.	1,100	2,365
*	Itron, Inc.	1,700	101,082
*	iVillage, Inc.	6,100	49,715
*	Ixia	1,600	19,296
*	IXYS Corp.	1,700	18,190
*	j2 Global Communications, Inc.	1,700	74,120
*	Jabil Circuit, Inc.	5,300	200,605
*	Jaco Electronics, Inc.	100	357
*	JDA Software Group, Inc.	1,400	19,222
*	JDS Uniphase Corp.	62,400	189,696
* #	Juniper Networks, Inc.	20,200	371,478
*	Jupitermedia Corp.	1,800	26,712
*	Keane, Inc.	1,400	16,436
	Keithley Instruments, Inc.	1,400	21,112
*	Kemet Corp.	4,300	38,313
*	Key Tronic Corp.	800	3,120
*	Keynote Systems, Inc.	1,946	21,893
*	Kintera, Inc.	1,500	3,300
#	KLA-Tencor Corp.	7,800	407,394
*	Komag, Inc.	2,100	98,364
*	Kopin Corp.	5,200	22,620
*	Kronos, Inc.	2,000	82,020
*	Kulicke & Soffa Industries, Inc.	3,200	35,840
*	Lam Research Corp.	1,800	77,580
	Landauer, Inc.	300	13,800
*	LaserCard Corp.	500	9,135
*	Lattice Semiconductor Corp.	9,400	42,770
*	Lawson Software, Inc.	9,500	75,525
*	LeCroy Corp.	1,400	20,720
*	Lexar Media, Inc.	6,800	45,560
*	Lexmark International, Inc.	1,800	84,762
*	Lightbridge, Inc.	2,800	27,468
	Linear Technology Corp.	3,900	143,754
*	Lionbridge Technologies, Inc.	4,900	35,084
*	Littlefuse, Inc.	2,100	60,354
*	LogicVision, Inc.	400	544
*	Logility, Inc.	1,000	10,760
*	LoJack Corp.	1,400	31,850
*	LookSmart, Ltd.	2,400	11,040
*	LSI Logic Corp.	28,000	273,000
*	LTX Corp.	2,900	16,414
*	Lucent Technologies, Inc.	50,500	141,400
* #	Lumera Corp.	1,800	7,560
*	Macrovision Corp.	2,900	58,609
*	Magma Design Automation, Inc.	3,100	26,722
*	Management Network Group, Inc.	4,000	9,600
*	Manhattan Associates, Inc.	2,400	50,568
*	ManTech International Corp. Class A	400	11,240
*	Manugistic Group, Inc.	6,800	12,648
*	Mapinfo Corp.	2,200	29,678
* #	Marchex, Inc. Class B	2,000	43,880

*	Mastec, Inc.	4,200	54,390
*	Mattson Technology, Inc.	4,400	53,152
	Maxim Integrated Products, Inc.	2,500	97,725
	Maximus, Inc.	2,000	73,020
*	Maxtor Corp.	5,200	49,920
*	Maxwell Technologies, Inc.	1,300	23,855
*	McAfee, Inc.	5,300	123,278
*	McDATA Corp. Class A	9,800	43,316
*	McDATA Corp. Class B	200	804
*	Mechanical Technology, Inc.	2,900	10,701
*	MEMC Electronic Materials, Inc.	2,600	87,074
*	Mentor Graphics Corp.	7,300	81,979
*	Mercury Computer Systems, Inc.	900	15,516
*	Merix Corp.	2,000	19,360
	Mesa Laboratories, Inc.	200	2,956
*	MetaSolv, Inc.	3,500	9,100
	Methode Electronics, Inc.	3,400	41,718
*	Metrologic Instruments, Inc.	1,938	43,431
*	Micrel, Inc.	2,100	29,337
*	Micro Linear Corp.	200	310
	Microchip Technology, Inc.	2,900	102,080
*	Micron Technology, Inc.	32,700	507,177
*	Micros Systems, Inc.	2,700	116,883
*	Microsemi Corp.	1,500	46,125
	Microsoft Corp.	60,900	1,638,210
*	MicroStrategy, Inc.	300	27,504
*	Microtune, Inc.	4,400	23,760
* #	Midway Games, Inc.	3,200	31,712
* #	Mindspeed Technologies, Inc.	3,900	14,508
*	MIPS Technologies, Inc.	3,600	30,240
*	MIVA, Inc.	1,800	7,866
*	MKS Instruments, Inc.	4,900	109,564
*	Mobility Electronics, Inc.	1,900	17,917
*	Mobius Management Systems, Inc.	1,600	10,256
	Mocon, Inc.	600	5,418
*	Moldflow Corp.	900	12,663
	Molex, Inc.	4,100	130,503
	Molex, Inc. Class A	3,600	102,240
	MoneyGram International, Inc.	3,300	94,611
*	Monolithic System Technology, Inc.	3,200	23,136
	Motorola, Inc.	29,200	624,880
*	MPS Group, Inc.	9,300	140,802
*	MRO Software, Inc.	2,400	35,376
*	MRV Communications, Inc.	9,375	27,469
	MTS Systems Corp.	1,300	51,376
*	Multi-Fineline Electronix, Inc.	1,022	58,193
*	Nanometrics, Inc.	1,300	17,264
*	Napco Security Systems, Inc.	1,200	18,252
*	Napster, Inc.	1,900	6,802
	National Instruments Corp.	3,100	100,595
	National Semiconductor Corp.	4,400	123,420
* #	NAVTEG Corp.	1,200	55,572
*	NCR Corp.	7,200	288,648
*	Neoforma, Inc.	500	4,955
*	NeoMagic Corp.	600	4,110

*	Neoware Systems, Inc.	1,600	39,248
*	NETGEAR, Inc.	2,600	44,616
*	NetIQ Corp.	1,800	20,340
*	Netlogic Microsystems, Inc.	700	24,745
*	NetManage, Inc.	1,000	5,450
*	NetRatings, Inc.	3,008	39,194
*	NetScout Systems, Inc.	3,100	20,956
*	Network Appliance, Inc.	4,300	142,588
*	Network Engines, Inc.	4,400	9,592
*	Network Equipment Technologies, Inc.	1,500	6,135
*	Newport Corp.	2,700	47,898
*	NIC, Inc.	5,000	30,050
*	NMS Communications Corp.	5,100	18,156
* #	Novatel Wireless, Inc.	2,300	18,768
*	Novell, Inc.	26,600	252,966
*	Novellus Systems, Inc.	11,300	302,049
*	Nu Horizons Electronics Corp.	800	6,984
*	Nuance Communications, Inc.	13,200	141,240
*	NumereX Corp. Class A	1,104	9,064
*	Nvidia Corp.	2,100	98,973
*	O.I. Corp.	300	3,600
*	OmniVision Technologies, Inc.	3,500	89,250
*	ON Semiconductor Corp.	13,781	90,817
*	Online Resources Corp.	1,987	25,235
*	Onvia, Inc.	914	5,603
*	ONYX Software Corp.	2,000	7,800
*	Open Solutions, Inc.	1,700	46,155
*	Openwave Systems, Inc.	2,200	43,670
*	OPNET Technologies, Inc.	2,000	19,200
*	Opsware, Inc.	4,400	34,628
*	Optical Cable Corp.	700	3,521
*	Optical Communication Products, Inc.	4,482	12,684
*	Oracle Corp.	40,900	507,978
*	OSI Systems, Inc.	1,000	20,750
*	Overland Storage, Inc.	900	7,704
*	OYO Geospace Corp.	600	28,434
*	Packeteer, Inc.	2,800	33,488
* #	Palm, Inc.	4,200	173,460
*	Parametric Technology Corp.	4,680	71,230
	Park Electrochemical Corp.	1,900	54,853
* #	Parkervision, Inc.	1,000	8,100
*	Paxar Corp.	3,800	72,884
	Paychex, Inc.	2,300	92,115
*	PC Connection, Inc.	2,700	14,796
*	PC-Tel, Inc.	1,000	7,550
*	PDF Solutions, Inc.	2,164	36,550
*	Pegasus Solutions, Inc.	600	5,544
*	Pegasystems, Inc.	3,595	29,407
*	Pemstar, Inc.	5,000	11,550
*	Perceptron, Inc.	1,000	8,140
*	Perficient, Inc.	2,100	22,932
*	Performance Technologies, Inc.	1,280	10,112
*	Pericom Semiconductor Corp.	2,700	24,327
*	Perot Systems Corp.	9,900	149,589
*	Pervasive Software, Inc.	2,500	10,600

*	Phoenix Technologies, Ltd.	2,500	17,325
*	Photronics, Inc.	2,200	38,654
*	Pinnacle Data Systems, Inc.	100	375
*	Planar Systems, Inc.	1,600	24,864
*	PlanetOut, Inc.	100	940
	Plantronics, Inc.	3,200	110,592
*	PLATO Learning, Inc.	2,413	19,111
*	Plexus Corp.	3,200	107,392
*	PLX Technology, Inc.	2,300	27,784
* #	PMC-Sierra, Inc.	5,700	58,197
* #	Polycom, Inc.	8,600	167,012
*	PortalPlayer, Inc.	400	10,104
*	Power Integrations, Inc.	2,000	49,660
*	Powerwave Technologies, Inc.	9,344	137,170
*	Presstek, Inc.	2,700	34,209
	Printronix, Inc.	500	7,390
*	Progress Software Corp.	3,300	96,360
	QAD, Inc.	2,900	23,200
*	QLogic Corp.	3,000	123,420
	Qualcomm, Inc.	9,800	462,658
#	Quality Systems, Inc.	500	34,610
*	Qualstar Corp.	1,432	5,943
*	Quantum Corp.	17,100	61,047
*	Quest Software, Inc.	9,094	132,500
*	QuickLogic Corp.	2,600	13,026
*	Quovadx, Inc.	4,500	12,825
*	Radiant Systems, Inc.	2,500	35,700
*	RadiSys Corp.	1,800	32,832
*	Radyne Corp.	1,500	21,060
*	RAE Systems, Inc.	5,100	18,462
*	Raindance Communications, Inc.	5,100	13,515
*	Rambus, Inc.	2,500	77,625
*	Ramtron International Corp.	1,400	2,828
*	RealNetworks, Inc.	14,100	110,826
*	Red Hat, Inc.	2,300	61,801
*	Redback Networks, Inc.	3,300	62,535
*	REMEC, Inc.	1,000	1,330
	Renaissance Learning, Inc.	2,365	40,276
	Reynolds & Reynolds Co.	2,400	66,480
*	RF Micro Devices, Inc.	17,300	116,429
*	RF Monolithics, Inc.	600	3,372
	Richardson Electronics, Ltd.	700	5,922
*	RightNow Technologies, Inc.	1,000	16,490
*	Rimage Corp.	1,000	21,780
*	Rofin-Sinar Technologies, Inc.	1,300	68,484
*	Rogers Corp.	1,300	63,752
*	RSA Security, Inc.	6,500	95,420
*	Rudolph Technologies, Inc.	1,700	28,016
*	S1 Corp.	5,900	24,308
*	Saba Software, Inc.	1,100	6,842
	Sabre Holdings Corp.	11,100	267,843
*	Safeguard Scientifics, Inc.	10,456	19,866
*	SafeNet, Inc.	2,133	53,154
* #	Sandisk Corp.	2,500	150,850
*	Sanmina-SCI Corp.	26,500	102,290

*	Sapient Corp.	3,200	24,000
*	SatCon Technology Corp.	700	1,295
*	SBS Technologies, Inc.	1,670	18,520
*	ScanSource, Inc.	1,000	58,110
*	Scientific Technologies, Inc.	996	6,444
*	Seachange International, Inc.	3,000	27,030
*	Secure Computing Corp.	2,700	32,670
*	Semitool, Inc.	2,600	32,838
*	Semtech Corp.	6,200	116,436
*	Serena Software, Inc.	800	19,120
*	SI International, Inc.	950	30,932
*	Sigma Designs, Inc.	800	11,760
*	Silicon Image, Inc.	5,500	60,060
*	Silicon Laboratories, Inc.	2,100	100,758
*	Silicon Storage Technology, Inc.	9,000	40,680
*	SimpleTech, Inc.	4,650	19,344
*	Sirenza Microdevices, Inc.	2,700	21,816
*	Skyworks Solutions, Inc.	8,200	43,132
*	SM&A	1,000	6,720
*	Solectron Corp.	78,000	281,580
*	Sonic Solutions, Inc.	1,800	32,670
*	SonicWALL, Inc.	6,000	40,260
*	Sonus Networks, Inc.	17,200	83,420
	SpectraLink Corp.	1,856	22,959
*	Spectrum Control, Inc.	1,500	11,175
*	SPSS, Inc.	1,399	45,663
*	SRA International, Inc.	900	31,068
*	SRS Labs, Inc.	1,500	8,925
*	SSA Global Technologies, Inc.	124	2,076
*	Staktek Holdings, Inc.	5,100	28,203
*	Standard Microsystems Corp.	2,000	65,040
	StarTek, Inc.	1,500	29,550
*	Stellent, Inc.	2,536	27,769
*	Stratasys, Inc.	400	10,988
*	Stratex Networks, Inc.	3,300	16,962
*	Stratos International, Inc.	1,500	10,095
*	Sun Microsystems, Inc.	91,700	382,389
*	Sunair Electronics, Inc.	100	530
*	Sunrise Telecom, Inc.	700	1,218
*	Superior Essex, Inc.	1,500	39,255
*	Supertex, Inc.	1,100	37,037
*	SupportSoft, Inc.	2,600	10,738
*	Sybase, Inc.	6,100	130,113
*	Sykes Enterprises, Inc.	1,400	18,648
*	Symantec Corp.	15,500	261,795
#	Symbol Technologies, Inc.	16,400	190,568
*	Symmetricom, Inc.	4,300	38,571
*	Synaptics, Inc.	2,100	49,329
*	SYNNEX Corp.	2,600	48,022
*	Synopsys, Inc.	9,800	214,326
*	Synplicity, Inc.	2,303	16,167
	Syntel, Inc.	2,800	47,600
*	Take-Two Interactive Software, Inc.	2,100	32,718
	TALX Corp.	1,950	62,322
*	Tech Data Corp.	4,800	199,344

	Technitrol, Inc.	3,700	80,956
*	Technology Solutions Co.	123	999
*	TechTeam Global, Inc.	400	4,300
*	Tekelec	6,100	81,801
	Tektronix, Inc.	5,600	172,480
*	TeleCommunication Systems, Inc.	1,400	2,940
* #	Telkonet, Inc.	1,700	6,868
*	Tellabs, Inc.	16,200	237,978
*	Telular Corp.	1,620	5,071
*	Teradyne, Inc.	13,300	223,307
*	Terayon Communication Systems, Inc.	2,800	7,504
*	Tessco Technologies, Inc.	500	9,250
*	Tessera Technologies, Inc.	1,100	34,353
	Texas Instruments, Inc.	12,800	382,080
*	Therma-Wave, Inc.	800	1,232
*	TheStreet.com, Inc.	1,000	7,760
*	THQ, Inc.	5,200	124,800
*	TIBCO Software, Inc.	18,700	162,129
*	Tier Technologies, Inc. Class B	900	6,840
*	TNS, Inc.	1,200	19,320
*	Tollgrade Communications, Inc.	1,400	19,950
	Total System Services, Inc.	6,300	123,480
*	Track Data Corp.	600	1,722
*	Transact Technologies, Inc.	600	5,676
*	Transaction Systems Architects, Inc.	2,400	80,064
*	Trident Microsystems, Inc.	1,800	50,292
* #	Trimble Navigation, Ltd.	2,100	85,911
	Trio-Tech International	100	685
*	Triquint Semiconductor, Inc.	13,000	61,620
	TSR, Inc.	400	2,028
*	TTM Technologies, Inc.	3,800	49,058
*	Tumbleweed Communications Corp.	4,350	12,267
*	Tut Systems, Inc.	2,900	8,700
*	Tyler Technologies, Inc.	3,100	30,721
*	Ulticom, Inc.	3,577	39,991
*	Ultimate Software Group, Inc.	800	18,720
*	Ultra Clean Holdings, Inc.	100	860
*	Ultratech, Inc.	1,200	23,988
*	Unisys Corp.	13,300	88,844
	United Online, Inc.	5,700	68,457
*	Universal Display Corp.	700	9,940
* #	UTStarcom, Inc.	9,700	60,625
* #	VA Software Corp.	4,600	17,066
*	ValueClick, Inc.	8,400	147,084
*	Varian Semiconductor Equipment Associates, Inc.	2,500	117,900
*	Veeco Instruments, Inc.	2,700	54,243
*	VendingData Corp.	800	2,184
*	VeriFone Holdings, Inc.	400	10,560
*	Verint Systems, Inc.	2,200	79,706
*	VeriSign, Inc.	8,400	198,744
*	Viasat, Inc.	2,300	61,755
*	Video Display Corp.	800	7,200
*	Vignette Corp.	2,600	41,860
*	Virage Logic Corp.	2,200	24,244
*	Vishay Intertechnology, Inc.	14,500	210,540

*	Vitesse Semiconductor, Inc.	18,400	57,960
*	Vitria Technology, Inc.	1,500	4,095
* #	Vyyo, Inc.	800	5,696
*	WatchGuard Technologies, Inc.	1,900	7,714
*	WebEx Communications, Inc.	1,900	52,972
*	webMethods, Inc.	4,800	35,712
*	Websense, Inc.	900	55,629
*	WebSideStory, Inc.	1,600	25,072
*	Westell Technologies, Inc.	5,100	24,225
*	Western Digital Corp.	2,900	64,525
*	White Electronics Designs Corp.	2,600	15,730
*	Wind River Systems, Inc.	3,500	54,145
*	Winland Electronics, Inc.	100	406
	Wireless Telecom Group, Inc.	1,700	4,709
*	Witness Systems, Inc.	1,400	32,802
*	WJ Communications, Inc.	4,800	8,928
	Woodhead Industries, Inc.	1,200	17,400
*	Wright Express Corp.	400	9,616
*	Xerox Corp.	25,800	384,420
	Xilinx, Inc.	13,700	373,736
	X-Rite, Inc.	2,200	28,050
*	Yahoo!, Inc.	8,400	269,304
*	Zebra Technologies Corp. Class A	2,700	119,178
*	Zhone Technologies, Inc.	7,600	18,544
*	Zix Corp.	300	501
*	Zomax, Inc.	1,200	2,460
*	Zoran Corp.	4,200	83,076
*	Zygo Corp.	1,550	26,645
Total Information Technology			49,730,350

Industrials — (11.2%)
*	3-D Systems Corp.	800	15,200
	3M Co.	5,000	367,950
*	AAON, Inc.	1,200	26,244
*	AAR Corp.	1,500	37,965
*	Ablest, Inc.	400	3,420
	ABM Industries, Inc.	4,500	83,025
	Abrams Industries, Inc.	110	458
*	ABX Air, Inc.	4,400	35,288
*	Accuride Corp.	100	1,132
	Aceto Corp.	1,300	9,633
*	Active Power, Inc.	4,800	22,368
#	Actuant Corp.	1,800	99,180
	Acuity Brands, Inc.	3,800	150,062
	Adesa, Inc.	7,600	190,000
	Administaff, Inc.	1,000	47,450
*	Aerosonic Corp.	200	1,410
*	AGCO Corp.	4,600	89,930
*	AirNet Systems, Inc.	600	2,052
*	Airtran Holdings, Inc.	6,000	106,680
	Alamo Group, Inc.	900	21,474
*	Alaska Air Group, Inc.	2,300	73,715
	Albany International Corp. Class A	2,600	96,642
	Alexander & Baldwin, Inc.	3,700	180,301
* #	Alliant Techsystems, Inc.	1,000	76,420

*	Allied Defense Group, Inc.	500	11,450
*	Allied Waste Industries, Inc.	28,100	300,951
	Ambassadors International, Inc.	1,000	17,680
*	Amerco, Inc.	1,800	159,912
	American Ecology Corp.	1,400	26,628
	American Power Conversion Corp.	5,800	118,494
*	American Reprographics Co.	300	8,610
*	American Science & Engineering, Inc.	300	22,827
#	American Standard Companies, Inc.	1,600	63,328
* #	American Superconductor Corp.	2,800	28,224
	American Woodmark Corp.	800	27,200
	Ameron International Corp.	500	29,700
	Ametek, Inc.	2,100	89,964
	Ampco-Pittsburgh Corp.	1,000	20,310
* #	AMR Corp.	5,300	133,030
	Amrep Corp.	600	18,696
	Apogee Enterprises, Inc.	2,400	41,496
	Applied Industrial Technologies, Inc.	2,400	102,672
	Applied Signal Technologies, Inc.	1,100	25,784
	ARAMARK Corp.	1,500	42,690
*	Argon ST, Inc.	1,100	32,681
	Arkansas Best Corp.	2,300	95,588
*	Armor Holdings, Inc.	2,800	164,444
*	Astec Industries, Inc.	1,800	64,656
*	Astronics Corp.	600	7,970
*	ASV, Inc.	1,300	41,834
*	Avalon Holding Corp. Class A	100	470
	Avery Dennison Corp.	1,400	84,000
*	Aviall, Inc.	2,800	106,820
*	Axsys Technologies, Inc.	800	13,240
*	AZZ, Inc.	500	11,395
	Badger Meter, Inc.	500	26,720
*	Baker (Michael) Corp.	800	22,120
	Baldor Electric Co.	2,700	87,075
	Banta Corp.	2,100	102,291
	Barnes Group, Inc.	2,200	84,436
*	BE Aerospace, Inc.	2,800	67,172
*	Beacon Roofing Supply, Inc.	284	11,150
	Boeing Co.	4,200	305,298
	Bowne & Co., Inc.	1,600	23,824
	Brady Co. Class A	1,800	66,564
#	Briggs & Stratton Corp.	4,300	152,564
*	BTU International, Inc.	300	4,383
	Bucyrus International, Inc.	200	12,596
	C&D Technologies, Inc.	2,200	18,788
	C. H. Robinson Worldwide, Inc.	2,200	98,604
* #	Capstone Turbine Corp.	4,000	12,640
	Carlisle Companies, Inc.	2,000	157,200
	Cascade Corp.	1,200	62,232
*	Casella Waste Systems, Inc. Class A	2,091	29,588
	Caterpillar, Inc.	4,600	336,168
*	CBIZ, Inc.	6,800	49,368
*	CD&L, Inc.	800	2,264
	CDI Corp.	1,900	46,531
*	Celadon Group, Inc.	1,250	30,125

	Cendant Corp.	18,900	314,118
	Central Parking Corp.	600	9,780
*	Cenveo, Inc.	2,100	29,589
*	Ceradyne, Inc.	1,000	60,880
	Champion Industries, Inc.	1,098	6,813
*	Channell Commercial Corp.	300	1,545
	Chase Corp.	400	5,940
*	ChoicePoint, Inc.	1,100	48,840
	Cintas Corp.	6,700	275,303
	CIRCOR International, Inc.	700	19,320
	Clarcor, Inc.	3,600	121,860
*	Clean Harbors, Inc.	700	23,086
	CNF, Inc.	3,500	175,630
*	Coinstar, Inc.	2,052	52,942
*	Color Kinetics, Inc.	400	6,988
*	Columbus McKinnon Corp.	1,400	37,660
	Comfort Systems USA, Inc.	1,900	20,881
*	Commercial Vehicle Group, Inc.	1,800	32,940
	CompX International, Inc.	400	6,816
*	COMSYS IT Partners, Inc.	600	7,002
*	Consolidated Graphics, Inc.	1,200	61,284
*	Continental Airlines, Inc.	4,000	93,200
*	Copart, Inc.	5,900	152,456
*	Cornell Companies, Inc.	600	8,106
	Corporate Executive Board Co.	800	80,000
*	Corrections Corporation of America	3,600	154,836
*	CoStar Group, Inc.	1,300	67,093
*	CPI Aerostructures, Inc.	600	5,880
*	CRA International, Inc.	400	18,700
	Crane Co.	4,000	153,960
*	Cross (A.T.) Co. Class A	700	3,185
	CSX Corp.	12,300	681,174
	Cubic Corp.	2,400	51,888
	Cummins, Inc.	1,800	194,904
	Curtiss-Wright Corp.	2,000	123,680
#	Danaher Corp.	3,300	199,914
	Deere & Co.	5,900	449,993
	Deluxe Corp.	1,500	37,155
*	DiamondCluster International, Inc.	2,500	24,425
*	Distributed Energy Systems Corp.	3,200	29,856
* #	Document Securities Systems, Inc.	400	5,104
*	Dollar Thrifty Automotive Group, Inc.	2,300	92,874
	Donaldson Co., Inc.	2,500	86,650
	Donnelley (R.R.) & Sons Co.	10,900	366,894
#	Dover Corp.	8,100	388,314
	DRS Technologies, Inc.	2,457	129,656
*	Ducommun, Inc.	1,000	22,120
*	Duratek, Inc.	500	10,960
*	Dynamex, Inc.	1,000	20,320
	Eastern Co.	300	6,480
	Eaton Corp.	5,900	411,053
	Ecology & Environment, Inc. Class A	300	3,117
	EDO Corp.	1,000	29,130
*	EGL, Inc.	3,300	133,485
*	Electro Rent Corp.	2,400	35,760

	ElkCorp	1,900	68,590
*	EMCOR Group, Inc.	2,800	122,052
	Emerson Electric Co.	3,100	253,611
*	Encore Wire Corp.	1,800	56,142
* #	Energy Conversion Devices, Inc.	1,100	51,535
*	EnerSys	4,300	58,394
*	ENGlobal Corp.	1,000	10,100
	Ennis, Inc.	2,400	47,328
*	EnPro Industries, Inc.	1,900	62,263
*	Environmental Tectonics Corp.	1,000	5,120
	Equifax, Inc.	1,700	62,288
*	ESCO Technologies, Inc.	1,400	71,092
	Espey Manufacturing & Electronics Corp.	200	3,396
*	Essex Corp.	1,800	40,500
*	Esterline Technologies Corp.	2,300	95,772
*	Evergreen Solar, Inc.	2,400	37,416
	Expeditors International of Washington, Inc.	1,400	108,906
*	Exponent, Inc.	889	28,270
*	ExpressJet Holdings, Inc.	4,400	33,088
*	EXX, Inc. Class A	200	420
	Fastenal Co.	2,000	87,820
	Federal Signal Corp.	4,300	77,013
	FedEx Corp.	3,400	364,616
*	Fiberstars, Inc.	570	5,016
*	First Advantage Corp.	700	16,674
*	First Consulting Group, Inc.	2,639	16,494
*	Flanders Corp.	2,300	25,185
	Florida East Coast Industries, Inc.	3,100	157,604
*	Flow International Corp.	600	7,842
*	Flowserve Corp.	3,500	179,900
	Fluor Corp.	1,000	86,300
	Forward Air Corp.	1,200	42,576
*	Foster (L.B.) Co. Class A	1,000	15,080
	Franklin Electric Co., Inc.	1,600	71,760
*	Frontier Airlines, Inc.	1,900	13,680
*	Frozen Food Express Industries, Inc.	1,900	22,154
*	FTI Consulting, Inc.	3,500	97,790
* #	FuelCell Energy, Inc.	4,500	50,085
	G & K Services, Inc. Class A	1,900	74,290
*	Gardner Denver Machinery, Inc.	2,400	147,264
	GATX Corp.	4,300	170,710
*	Gehl Co.	1,000	33,090
#	Gencorp, Inc.	2,200	42,350
*	General Cable Corp.	2,800	75,600
	General Dynamics Corp.	2,300	283,521
	General Electric Co.	141,100	4,637,957
*	Genesee & Wyoming, Inc.	2,100	96,075
*	Genlyte Group, Inc.	2,300	142,324
*	Global Power Equipment Group, Inc.	500	2,530
	Goodrich (B.F.) Co.	4,100	171,544
	Gorman-Rupp Co.	1,000	22,770
*	GP Strategies Corp.	1,500	10,800
	Graco, Inc.	1,500	62,505
*	Graftech International, Ltd.	4,200	21,420
	Graham Corp.	400	7,300

	Granite Construction, Inc.	3,200	148,320
	Greenbrier Companies, Inc.	1,300	49,114
*	Griffon Corp.	2,500	58,800
	Hardinge, Inc.	800	13,304
	Harland (John H.) Co.	2,400	86,856
	Harsco Corp.	2,800	223,384
*	Hawk Corp.	900	13,770
	Healthcare Services Group, Inc.	2,200	40,612
	Heartland Express, Inc.	5,400	124,902
	Heico Corp.	2,000	58,840
	Heico Corp. Class A	1,100	28,611
*	Heidrick & Struggles International, Inc.	1,600	59,200
*	Henry Bros. Electronics, Inc.	600	3,600
*	Herley Industries, Inc.	900	16,929
	Herman Miller, Inc.	1,500	45,285
* #	Hexcel Corp.	3,300	71,016
*	Hi-Shear Technology Corp.	700	2,478
	Honeywell International, Inc.	9,800	401,310
*	Hub Group, Inc. Class A	1,600	66,720
	Hubbell, Inc.	3,500	162,645
	Hubbell, Inc. Class A	700	29,750
*	Hudson Highland Group, Inc.	1,800	29,862
	Hughes Supply, Inc.	4,300	198,875
	Hunt (J.B.) Transport Services, Inc.	9,200	217,672
*	Hurco Companies, Inc.	600	17,280
*	Huttig Building Products, Inc.	2,000	17,340
*	ICT Group, Inc.	1,100	26,114
	IDEX Corp.	3,500	165,375
*	II-VI, Inc.	2,200	40,018
	IKON Office Solutions, Inc.	2,500	32,875
	Illinois Tool Works, Inc.	3,200	274,688
*	Industrial Distribution Group, Inc.	300	2,304
*	Infrasource Services, Inc.	3,700	66,119
*	Innotrac Corp.	500	1,860
*	Innovative Solutions & Support, Inc.	200	2,822
*	Insituform Technologies, Inc. Class A	2,300	61,893
*	Integrated Electrical Services, Inc.	1,400	1,351
*	Interline Brands, Inc.	100	2,325
	International Aluminum Corp.	500	19,750
*	International Shipholding Corp.	500	7,795
	Interpool, Inc.	2,600	51,012
*	Intersections, Inc.	1,100	10,021
* #	Ionatron, Inc.	2,800	32,088
	ITT Industries, Inc.	4,400	231,000
* #	Jacobs Engineering Group, Inc.	1,600	137,184
*	Jacuzzi Brands, Inc.	2,200	21,516
*	JetBlue Airways Corp.	14,450	164,730
	JLG Industries, Inc.	1,600	94,384
#	Joy Global, Inc.	1,550	79,918
*	Kadant, Inc.	600	11,334
	Kaman Corp. Class A	1,100	24,981
*	Kansas City Southern	6,700	155,239
	Kaydon Corp.	2,400	86,400
	Kelly Services, Inc. Class A	2,700	72,873
	Kelly Services, Inc. Class B	300	8,540

	Kennametal, Inc.	3,300	192,984
*	Key Technology, Inc.	401	4,567
*	Kforce, Inc.	3,500	42,385
*	Kirby Corp.	2,300	140,990
	Knight Transportation, Inc.	5,900	116,761
	Knoll, Inc.	200	3,982
*	Korn/Ferry International	3,500	73,675
*	K-Tron International, Inc.	300	11,970
*	KVH Industries, Inc.	1,392	14,616
	L-3 Communications Holdings, Inc.	5,100	423,861
*	LaBarge, Inc.	900	15,066
*	Labor Ready, Inc.	3,700	90,909
*	Ladish Co., Inc.	1,300	28,587
	Laidlaw International, Inc.	8,600	237,360
	Landstar Systems, Inc.	1,200	55,908
	Lawson Products, Inc.	700	24,773
*	Layne Christensen Co.	1,400	39,046
*	Learning Tree International, Inc.	1,000	11,710
*	LECG Corp.	1,300	21,021
	Lennox International, Inc.	4,600	147,890
	Lincoln Electric Holdings, Inc.	2,700	124,632
	Lindsay Manufacturer Co.	1,000	24,500
*	LMI Aerospace, Inc.	800	11,725
	Lockheed Martin Corp.	3,300	240,471
	LSI Industries, Inc.	1,800	27,972
*	Lydall, Inc.	900	7,983
*	M&F Worldwide Corp.	1,000	16,500
*	Mac-Gray Corp.	1,300	15,600
*	Magnetek, Inc.	2,400	9,600
*	MAIR Holdings, Inc.	400	2,044
	Manpower, Inc.	3,600	193,104
*	Marten Transport, Ltd.	2,050	47,950
	Masco Corp.	6,900	215,211
	McGrath Rentcorp.	2,011	55,343
*	Media Sciences International, Inc.	1,000	3,340
*	Medialink Worldwide, Inc.	600	2,694
* #	Medis Technologies, Ltd.	1,200	22,800
*	Merrimac Industries, Inc.	400	3,632
*	Mesa Air Group, Inc.	3,200	36,544
	Met-Pro Corp.	1,066	14,476
*	MFRI, Inc.	200	1,432
* #	Microvision, Inc.	700	2,422
*	Middleby Corp.	300	28,410
*	Midwest Air Group, Inc.	1,800	9,648
*	Miller Industries, Inc.	1,000	25,500
	Mine Safety Appliances Co.	1,800	71,730
*	Misonix, Inc.	600	3,528
*	Mobile Mini, Inc.	1,300	70,824
*	Monster Worldwide, Inc.	1,700	83,232
*	Moog, Inc. Class A	3,200	107,392
*	Moog, Inc. Class B	300	10,062
*	MPW Industrial Services Group, Inc.	100	197
	MSC Industrial Direct Co., Inc. Class A	1,300	61,581
*	MTC Technologies, Inc.	1,230	33,936
	Mueller Industries, Inc.	3,300	108,933

	Multi-Color Corp.	500	13,890
	NACCO Industries, Inc. Class A	700	97,160
*	Nashua Corp.	300	2,043
*	National Technical Systems, Inc.	999	5,155
*	Navigant Consulting, Inc.	4,300	83,807
*	Navistar International Corp.	3,100	90,985
*	NCI Building Systems, Inc.	1,800	103,824
*	NCO Group, Inc.	1,700	38,199
	Nordson Corp.	2,300	114,816
	Norfolk Southern Corp.	11,000	562,980
*	North America Galvanizing & Coatings, Inc.	100	235
	Northrop Grumman Corp.	9,600	615,360
*	NuCo2, Inc.	1,300	38,935
*	Odyssey Marine Exploration, Inc.	1,800	6,750
*	Old Dominion Freight Line, Inc.	3,050	80,398
*	On Assignment, Inc.	2,100	23,289
*	Orbital Sciences Corp.	5,100	77,673
	Oshkosh Truck Corp. Class B	2,200	124,806
	Outlook Group Corp.	300	3,180
*	P.A.M. Transportation Services, Inc.	1,000	21,030
	Paccar, Inc.	6,800	475,116
	Pall Corp.	7,800	229,476
*	Paragon Technologies, Inc.	300	3,054
	Parker Hannifin Corp.	4,800	375,216
*	Park-Ohio Holdings Corp.	1,100	22,792
*	Patrick Industries, Inc.	500	5,493
*	Patriot Transportation Holding, Inc.	291	19,718
*	Peerless Manufacturing Co.	200	3,500
*	Pemco Aviation Group, Inc.	100	1,816
	Pentair, Inc.	4,200	168,630
*	Perini Corp.	2,100	63,819
*	PHH Corp.	4,900	140,091
*	Pico Holdings, Inc.	1,300	43,901
*	Pinnacle Airlines Corp.	700	5,285
	Pitney Bowes, Inc.	9,100	388,934
* #	Plug Power, Inc.	4,200	21,378
*	Powell Industries, Inc.	900	20,295
*	Power-One, Inc.	7,600	43,092
	Precision Castparts Corp.	1,600	84,864
	Preformed Line Products Co.	503	20,648
	Providence & Worcester Railroad Co.	500	8,130
#	PW Eagle, Inc.	400	8,836
*	Quality Distribution, Inc.	1,200	13,152
*	Quanta Services, Inc.	10,800	147,852
	Quixote Corp.	900	20,205
*	RailAmerica, Inc.	1,700	16,830
	Raven Industries, Inc.	700	24,696
	Raytheon Co.	12,000	520,800
*	RCM Technologies, Inc.	1,237	7,521
	Regal-Beloit Corp.	2,800	112,672
*	RemedyTemp, Inc.	850	8,925
*	Republic Airways Holdings, Inc.	3,900	54,678
	Republic Services, Inc.	5,600	217,672
*	Resources Connection, Inc.	2,800	77,056
	Robbins & Myers, Inc.	800	16,784

	Robert Half International, Inc.	2,100	75,432
	Rockwell Automation, Inc.	2,100	143,157
	Rockwell Collins, Inc.	2,100	111,615
	Rollins, Inc.	2,700	52,299
	Roper Industries, Inc.	5,600	252,392
*	Rush Enterprises, Inc. Class A	1,500	27,750
*	Rush Enterprises, Inc. Class B	700	12,089
	Ryder System, Inc.	5,500	243,870
	Schawk, Inc.	2,400	59,640
*	SCS Transportation, Inc.	700	18,921
*	Security Capital Corp.	600	10,200
*	Sequa Corp. Class A	600	50,946
*	Sequa Corp. Class B	300	25,497
*	Shaw Group, Inc.	6,800	226,780
*	SIFCO Industries, Inc.	500	2,115
	Simpson Manufacturing Co., Inc.	2,900	113,361
*	Sirva, Inc.	700	5,600
*	Sitel Corp.	7,700	27,874
	Skywest, Inc.	5,300	153,541
*	SL Industries, Inc.	500	7,550
	Smith (A.O.) Corp.	2,000	92,600
*	SOURCECORP, Inc.	1,200	30,720
	Southwest Airlines Co.	21,400	358,878
	Sparton Corp.	925	7,964
*	Spherion Corp.	2,900	28,942
*	Spherix, Inc.	900	2,250
* #	Spire Corp.	400	4,000
	SPX Corp.	5,500	270,875
*	Standard Parking Corp.	429	9,176
	Standard Register Co.	2,100	34,482
	Standex International Corp.	1,100	35,057
*	Stantec, Inc.	40	1,436
	Starrett (L.S.) Co. Class A	450	6,525
	Steelcase, Inc. Class A	5,800	98,600
*	Stericycle, Inc.	1,400	84,630
*	Sterling Construction Co., Inc.	600	11,052
	Stewart & Stevenson Services, Inc.	2,500	86,125
*	Strategic Distribution, Inc.	359	3,507
	Sun Hydraulics, Inc.	600	13,644
	Supreme Industries, Inc.	1,200	8,976
*	Swift Transportation Co., Inc.	6,300	150,192
	Sypris Solutions, Inc.	830	8,607
*	SYS	1,000	3,900
*	TB Wood’s Corp.	300	3,600
*	Team, Inc.	700	20,720
	Tech/Ops Sevcon, Inc.	100	623
	Technology Research Corp.	600	4,686
	Tecumseh Products Co. Class A	700	15,827
*	Teledyne Technologies, Inc.	2,600	86,138
	Teleflex, Inc.	3,500	226,275
*	TeleTech Holdings, Inc.	6,100	75,335
	Tennant Co.	800	37,360
*	Terex Corp.	2,600	205,790
*	Tetra Tech, Inc.	4,800	85,488
	Textron, Inc.	5,300	466,983

*	The Advisory Board Co.	800	43,176
#	The Brink’s Co.	1,700	83,249
*	The Dun & Bradstreet Corp.	800	58,192
*	The Geo Group, Inc.	800	18,080
*	The Lamson & Sessions Co.	1,200	28,332
	The Manitowoc Co., Inc.	2,000	154,140
*	Thomas & Betts Corp.	4,000	196,800
	Timken Co.	7,900	226,572
	Todd Shipyards Corp.	500	13,300
	Toro Co.	1,300	59,969
*	Transport Corporation of America, Inc.	300	3,006
*	TRC Companies, Inc.	1,200	13,284
	Tredegar Industries, Inc.	3,500	57,750
	Trinity Industries, Inc.	4,200	222,600
*	Triumph Group, Inc.	800	33,480
*	Tufco Technologies, Inc.	500	3,200
* #	TurboChef Technologies, Inc.	1,100	14,630
	Twin Disc, Inc.	300	15,738
*	U.S. Home Systems, Inc.	700	5,383
*	U.S. Xpress Enterprises, Inc. Class A	1,333	22,741
	UAP Holding Corp.	2,491	54,204
*	Ultralife Batteries, Inc.	1,000	12,450
	Union Pacific Corp.	7,200	637,560
	United Industrial Corp.	500	25,830
#	United Parcel Service, Inc.	4,900	366,079
*	United Rentals, Inc.	6,600	215,160
*	United Stationers, Inc.	3,000	148,500
	United Technologies Corp.	7,800	456,300
	Universal Forest Products, Inc.	1,600	98,928
*	Universal Security Instruments, Inc.	200	4,616
*	UQM Technologies, Inc.	1,000	4,040
*	URS Corp.	4,300	187,437
*	US Airways Group, Inc.	288	9,530
*	USA Truck, Inc.	1,000	29,430
	Valley National Gases, Inc.	1,000	21,650
	Valmont Industries, Inc.	2,300	83,651
*	Valpey Fisher Corp.	100	318
*	Versar, Inc.	700	2,660
	Viad Corp.	2,100	67,221
	Vicor Corp.	2,300	45,747
*	Volt Information Sciences, Inc.	400	9,572
	VSE Corp.	200	8,060
	W.W. Grainger, Inc.	3,500	259,140
	Wabash National Corp.	2,900	57,913
	Wabtec Corp.	3,300	108,999
	Walter Industries, Inc.	900	59,247
	Washington Group International, Inc.	2,400	140,088
*	Waste Connections, Inc.	4,300	157,552
	Waste Industries USA, Inc.	1,500	23,250
	Waste Management, Inc.	14,800	492,248
*	Water Pik Technologies, Inc.	700	19,285
	Watsco, Inc. Class A	1,200	83,544
	Watsco, Inc. Class B	100	7,070
	Watson Wyatt & Co. Holdings	3,800	116,128
	Watts Water Technologies, Inc.	2,400	85,872

	Werner Enterprises, Inc.	7,300	141,839
* #	WESCO International, Inc.	1,300	74,516
*	West Corp.	4,600	200,238
*	Westaff, Inc.	1,896	8,361
*	Willis Lease Finance Corp.	304	2,891
*	Wolverine Tube, Inc.	700	2,569
	Woodward Governor Co.	3,000	96,450
*	World Air Holdings, Inc.	600	5,202
*	Xanser Corp.	3,100	13,547
* #	YRC Worldwide, Inc.	5,000	239,200
Total Industrials			42,930,646

Health Care — (9.6%)
*	Abaxis, Inc.	1,100	24,189
	Abbott Laboratories	12,200	538,996
* #	Abgenix, Inc.	2,000	44,480
*	Abiomed, Inc.	2,500	26,000
*	Acadia Pharmaceuticals, Inc.	1,931	28,907
*	Accelrys, Inc.	1,300	8,060
*	Acusphere, Inc.	2,305	13,438
*	Adeza Biomedical Corp.	200	4,440
*	Adolor Corp.	1,700	46,699
*	Advanced Magnetics, Inc.	400	10,000
*	Advanced Medical Optics, Inc.	5,700	253,536
*	ADVENTRX Pharmaceuticals, Inc.	3,100	14,663
	Aetna, Inc.	7,000	357,000
*	Affymetrix, Inc.	1,000	35,510
*	Air Methods Corp.	1,000	23,710
* #	Akorn, Inc.	1,700	7,905
*	Albany Molecular Research, Inc.	2,700	27,243
* #	Alexion Pharmaceuticals, Inc.	1,200	45,096
*	Align Technology, Inc.	3,900	31,824
*	Alkermes, Inc.	2,400	60,984
	Allergan, Inc.	800	86,608
*	Alliance Imaging, Inc.	500	2,940
*	Allied Healthcare International, Inc.	4,400	21,296
*	Allied Healthcare Products, Inc.	800	4,496
*	Allos Therapeutics, Inc.	5,300	17,066
* #	Allscripts Healthcare Solutions, Inc.	1,700	31,875
*	Alnylam Pharmaceuticals, Inc.	1,100	17,688
	Alpharma, Inc. Class A	3,900	117,975
* #	Amedisys, Inc.	1,200	38,616
*	American Dental Partners, Inc.	1,000	13,030
*	American Medical Systems Holdings, Inc.	4,700	101,849
* #	American Pharmaceutical Partners, Inc.	400	12,096
*	American Retirement Corp.	1,300	34,996
	American Shared Hospital Services	400	2,680
*	AMERIGROUP Corp.	800	17,112
	AmerisourceBergen Corp.	8,900	409,311
*	Amgen, Inc.	8,600	649,214
*	AMICAS, Inc.	5,100	25,041
*	AMN Healthcare Services, Inc.	2,400	49,776
*	Amsurg Corp.	1,500	32,865
* #	Amylin Pharmaceuticals, Inc.	1,400	60,732
	Analogic Corp.	1,300	70,135

*	Andrx Corp.	6,800	133,280
*	Anika Therapeutics, Inc.	600	8,232
* #	Antigenics, Inc.	900	5,499
*	AP Pharma, Inc.	1,000	2,210
	Applera Corp. - Applied Biosystems Group	5,800	163,966
*	Applera Corp. - Celera Genomics Group	6,800	78,132
*	Apria Healthcare Group, Inc.	1,900	43,681
*	Aradigm Corp.	500	1,790
*	Arena Pharmaceuticals, Inc.	2,200	38,962
*	Ariad Pharmaceuticals, Inc.	4,400	29,524
*	Arqule, Inc.	3,200	17,216
*	Array BioPharma, Inc.	3,200	28,960
	Arrow International, Inc.	3,700	114,478
*	Arthrocare Corp.	1,600	72,272
*	Aspect Medical Systems, Inc.	800	21,432
* #	AtheroGenics, Inc.	2,200	35,464
	Atrion Corp.	200	14,917
*	ATS Medical, Inc.	2,100	5,775
*	AVANIR Pharmaceuticals Class A	775	13,284
*	Avant Immunotherapeutics, Inc.	3,300	6,501
*	AVI BioPharma, Inc.	3,248	24,847
*	Avigen, Inc.	2,200	12,540
	Bard (C.R.), Inc.	1,300	85,137
*	Barr Laboratories, Inc.	1,300	87,334
*	Barrier Therapeutics, Inc.	1,500	15,165
	Bausch & Lomb, Inc.	2,000	138,420
	Baxter International, Inc.	4,800	181,680
	Beckman Coulter, Inc.	5,300	285,935
	Becton Dickinson & Co.	1,900	121,315
*	Bentley Pharmaceuticals, Inc.	1,800	32,076
*	Bioanalytical Systems, Inc.	415	2,615
* #	BioCryst Pharmaceuticals, Inc.	1,100	21,879
*	Bioenvision, Inc.	1,800	15,156
*	Biogen Idec, Inc.	9,200	434,700
*	Bio-Imaging Technologies, Inc.	1,000	4,140
*	BioMarin Pharmaceutical, Inc.	4,100	53,628
	Biomet, Inc.	3,000	109,200
*	Bio-Rad Laboratories, Inc. Class A	1,800	103,158
*	Bio-Rad Laboratories, Inc. Class B	500	29,300
*	Bio-Reference Laboratories, Inc.	1,200	20,652
*	BioSante Pharmaceuticals, Inc.	1,000	4,100
*	BioScrip, Inc.	3,700	26,529
*	Biosite, Inc.	1,300	70,304
*	BioSphere Medical, Inc.	700	5,320
*	Bioveris Corp.	1,722	7,422
*	Boston Scientific Corp.	5,000	122,100
*	Bovie Medical Corp.	1,000	3,000
* #	Bradley Pharmaceuticals, Inc.	1,800	21,240
	Bristol-Myers Squibb Co.	15,400	355,740
*	Bruker BioSciences Corp.	8,394	37,521
*	Caliper Life Sciences, Inc.	2,800	18,564
	Cambrex Corp.	2,400	44,448
*	Candela Corp.	1,900	36,385
*	Cantel Medical Corp.	1,600	27,392
*	Capital Senior Living Corp.	1,100	11,825

*	Caraco Pharmaceutical Laboratories, Ltd.	900	11,322
	Cardinal Health, Inc.	5,400	392,040
*	Cardiotech International, Inc.	1,800	5,202
* #	Caremark Rx, Inc.	5,600	278,600
*	Celgene Corp.	3,800	144,400
* #	Cell Genesys, Inc.	4,400	30,976
* #	Cell Therapeutics, Inc.	900	1,737
*	Centene Corp.	1,300	35,555
*	Cephalon, Inc.	1,200	95,376
*	Cepheid, Inc.	1,500	13,740
*	Cerner Corp.	2,900	120,727
*	Cerus Corp.	1,000	10,830
*	Chad Therapeutics, Inc.	700	2,366
*	Charles River Laboratories International, Inc.	6,200	299,770
	Chemed Corp.	1,900	105,336
*	Cholestech Corp.	1,400	16,184
	Cigna Corp.	1,600	196,400
	CNS, Inc.	1,100	22,869
*	Collagenex Pharmaceuticals, Inc.	800	10,600
* #	Columbia Laboratories, Inc.	2,700	12,231
* #	Community Health Systems, Inc.	7,600	288,192
	Computer Programs & Systems, Inc.	300	13,788
*	Conceptus, Inc.	1,100	15,763
*	Conmed Corp.	1,300	25,168
*	Connetics Corp.	300	4,764
*	Conor Medsystems, Inc.	300	7,725
#	Cooper Companies, Inc.	2,200	115,434
*	Corcept Therapeutics, Inc.	1,800	8,730
*	Corgentech, Inc.	525	4,620
*	Cortex Pharmaceuticals, Inc.	3,200	8,960
*	Cotherix, Inc.	200	2,304
*	Covance, Inc.	2,400	135,480
*	Coventry Health Care, Inc.	2,100	125,202
* #	Critical Therapeutics, Inc.	3,475	18,904
*	Criticare Systems, Inc.	1,000	5,000
*	Cross Country Healthcare, Inc.	2,900	53,099
*	CryoLife, Inc.	1,100	4,895
*	Cubist Pharmaceuticals, Inc.	2,200	48,642
*	CuraGen Corp.	4,700	23,453
*	Curis, Inc.	4,500	11,250
*	Cutera, Inc.	1,000	27,090
*	CV Therapeutics, Inc.	1,700	45,747
*	Cyberonics, Inc.	200	5,434
*	Cypress Bioscience, Inc.	700	4,186
*	Cytyc Corp.	4,500	129,735
	Dade Behring Holdings, Inc.	6,100	222,528
	Datascope Corp.	1,300	49,595
*	DaVita, Inc.	1,300	75,907
*	Daxor Corp.	500	10,200
*	Dendreon Corp.	5,300	25,811
*	Dendrite International, Inc.	3,600	47,880
	Dentsply International, Inc.	3,200	182,368
*	DepoMed, Inc.	2,700	17,685
	Diagnostic Products Corp.	2,300	106,145
*	Digene Corp.	800	33,168

*	Dionex Corp.	200	10,974
*	Discovery Laboratories, Inc.	1,100	8,349
*	Discovery Partners International, Inc.	800	1,920
*	Diversa Corp.	4,000	31,640
*	DJ Orthopedics, Inc.	1,700	59,296
*	DOV Pharmaceutical, Inc.	1,300	25,025
* #	Durect Corp.	2,200	12,518
*	DUSA Pharmaceuticals, Inc.	1,600	11,600
*	Dyadic International, Inc.	1,000	3,020
*	Dyax Corp.	2,100	12,600
*	Dynavax Technologies Corp.	2,600	15,704
*	Eclipsys Corp.	1,700	43,724
*	Edwards Lifesciences Corp.	2,300	95,105
	Eli Lilly & Co.	9,000	500,580
*	Embrex, Inc.	800	9,546
*	Emdeon Corp.	17,234	181,646
*	Emeritus Corp.	900	22,410
*	Emisphere Technologies, Inc.	1,800	11,304
*	Encision, Inc.	100	280
*	Encore Medical Corp.	5,680	33,853
*	Encysive Pharmaceuticals, Inc.	2,000	18,200
*	Endo Pharmaceuticals Holdings, Inc.	3,400	107,168
*	Endologix, Inc.	3,300	16,104
*	Enpath Medical, Inc.	600	5,604
*	Entremed, Inc.	1,500	3,690
*	Enzo Biochem, Inc.	1,500	19,755
*	Enzon Pharmaceuticals, Inc.	4,000	27,040
*	EPIX Pharmaceuticals, Inc.	1,200	5,220
*	eResearch Technology, Inc.	1,700	25,007
*	ev3, Inc.	333	5,548
*	Exact Sciences Corp.	2,400	6,168
*	Exactech, Inc.	1,100	13,970
*	Exelixis, Inc.	3,400	36,924
*	Express Scripts, Inc.	900	78,543
*	E-Z-EM, Inc.	1,200	24,564
*	First Horizon Pharmaceutical Corp.	1,800	36,936
* #	Fisher Scientific International, Inc.	5,200	354,432
*	Five Star Quality Care, Inc.	2,000	16,600
*	Forest Laboratories, Inc.	2,700	123,930
*	Gene Logic, Inc.	1,700	6,494
*	Genentech, Inc.	6,000	514,140
*	Genesis HealthCare Corp.	1,700	67,575
*	Genitope Corp.	3,200	29,152
*	Gen-Probe, Inc.	1,400	69,944
*	Genta, Inc.	5,100	14,229
*	Gentiva Health Services, Inc.	2,000	33,320
*	GenVec, Inc.	2,800	5,656
*	Genzyme Corp.	3,200	221,888
* #	Geron Corp.	4,800	43,008
*	Gilead Sciences, Inc.	2,700	168,129
*	Greatbatch, Inc.	1,900	42,009
*	GTC Biotherapeutics, Inc.	4,300	5,332
*	GTx, Inc.	221	2,391
*	Haemonetics Corp.	2,000	103,600
*	Halozyme Therapeutics, Inc.	2,700	8,100

*	Hanger Orthopedic Group, Inc.	1,100	6,699
*	Harvard Bioscience, Inc.	2,800	13,972
	HCA, Inc.	5,400	258,660
	Health Management Associates, Inc.	6,600	140,514
*	Health Net, Inc.	1,400	67,130
*	HealthExtras, Inc.	1,577	48,824
*	HealthStream, Inc.	800	2,416
*	HealthTronics, Inc.	1,500	10,905
*	Healthways, Inc.	1,300	56,615
* #	Hemispherx Biopharma, Inc.	2,500	8,325
	Hillenbrand Indutries, Inc.	4,200	213,528
*	Hi-Tech Pharmacal Co., Inc.	1,100	27,104
*	HMS Holdings Corp.	2,100	18,060
*	Hollis-Eden Pharmaceuticals, Inc.	1,200	7,644
*	Hologic, Inc.	1,400	66,962
	Hooper Holmes, Inc.	4,100	11,644
*	Horizon Health Corp.	1,200	27,684
*	Hospira, Inc.	1,800	71,460
*	Human Genome Sciences, Inc.	6,500	81,380
*	Humana, Inc.	5,200	268,684
*	ICOS Corp.	3,500	84,455
*	ICU Medical, Inc.	1,100	38,610
*	Idenix Pharmaceuticals, Inc.	370	7,574
*	IDEXX Laboratories, Inc.	800	62,864
*	I-Flow Corp.	1,800	24,714
*	Illumina, Inc.	1,700	43,231
* #	ImClone Systems, Inc.	2,200	84,458
* #	Immtech International, Inc.	400	3,092
*	Immunicon Corp.	2,400	7,608
*	ImmunoGen, Inc.	2,200	10,054
*	Immunomedics, Inc.	3,700	10,656
*	Implant Sciences Corp.	1,000	4,180
*	Incyte Corp.	800	4,704
*	Indevus Pharmaceuticals, Inc.	3,300	19,932
* #	Inhibitex, Inc.	200	1,624
* #	Inovio Biomedical Corp.	800	2,416
* #	Insmed, Inc.	2,600	6,422
*	Inspire Pharmaceuticals, Inc.	3,900	19,695
*	Integra LifeSciences Holdings	2,000	79,680
*	IntegraMed America, Inc.	600	6,618
*	Intermagnetics General Corp.	2,700	79,434
* #	InterMune, Inc.	2,000	38,120
*	IntraLase Corp.	500	9,265
* #	Introgen Therapeutics, Inc.	600	3,558
* #	Intuitive Surgical, Inc.	900	81,180
	Invacare Corp.	1,200	37,572
*	Inverness Medical Innovations, Inc.	2,600	68,874
*	Invitrogen Corp.	2,700	191,511
*	Iridex Corp.	700	5,775
*	IRIS International, Inc.	700	15,911
*	Isis Pharmaceuticals, Inc.	2,700	21,708
*	Ista Pharmaceuticals, Inc.	1,300	7,956
* #	I-Trax, Inc.	2,800	9,408
*	IVAX Diagnostics, Inc.	1,700	5,644
	Johnson & Johnson	13,900	801,335

*	Kendle International, Inc.	1,100	34,925
*	Kensey Nash Corp.	600	14,688
*	Keryx Biopharmaceuticals, Inc.	1,900	32,414
*	Kindred Healthcare, Inc.	1,200	25,944
*	Kinetic Concepts, Inc.	600	22,260
*	Kos Pharmaceuticals, Inc.	2,900	127,223
*	Kosan Biosciences, Inc.	2,500	12,275
*	K-V Pharmaceutical Co. Class A	2,500	57,425
*	K-V Pharmaceutical Co. Class B	800	18,312
*	Kyphon, Inc.	1,800	64,278
* #	La Jolla Pharmaceutical Co.	1,500	8,100
*	Laboratory Corp. of America Holdings	5,400	313,794
*	Lannet Co., Inc.	2,300	17,940
* #	Laserscope, Inc.	300	6,561
	LCA-Vision, Inc.	800	34,880
*	Lexicon Genetics, Inc.	1,800	7,380
*	Lifecell Corp.	1,300	28,678
*	Lifecore Biomedical, Inc.	1,300	17,004
*	Lifeline Systems, Inc.	860	41,005
*	LifePoint Hospitals, Inc.	2,600	80,756
*	Lincare Holdings, Inc.	4,000	163,600
*	Lipid Sciences, Inc.	200	528
*	Luminex Corp.	1,200	16,800
*	Magellan Health Services, Inc.	3,100	118,389
* #	Mannkind Corp.	3,900	67,431
	Manor Care, Inc.	3,100	128,185
*	Matria Healthcare, Inc.	1,400	60,578
*	Matrixx Initiatives, Inc.	900	23,166
*	Maxygen, Inc.	3,800	29,564
	McKesson Corp.	3,900	211,107
*	Medarex, Inc.	4,500	66,420
*	MedCath Corp.	400	9,168
*	Medco Health Solutions, Inc.	8,300	462,476
*	Medical Action Industries, Inc.	893	21,146
*	Medical Staffing Network Holdings, Inc.	3,000	15,420
	Medicis Pharmaceutical Corp. Class A	4,200	119,448
* #	Medimmune, Inc.	2,900	105,821
*	MEDTOX Scientific, Inc.	800	6,680
	Medtronic, Inc.	6,900	372,255
*	Memory Pharmaceuticals Corp.	3,000	7,230
*	Memry Corp.	2,300	5,060
	Mentor Corp.	1,000	43,040
	Merck & Co., Inc.	17,200	599,592
*	Merge Technologies, Inc.	2,100	40,593
	Meridian Bioscience, Inc.	1,000	22,290
*	Merit Medical Systems, Inc.	1,400	19,950
*	Metabasis Therapeutics, Inc.	1,000	9,250
*	Metropolitan Health Networks, Inc.	2,300	4,945
*	MGI Pharma, Inc.	1,300	22,919
* #	MicroIslet, Inc.	1,500	2,880
*	Microtek Medical Holdings, Inc.	3,714	13,073
*	Millennium Pharmaceuticals, Inc.	26,500	277,720
*	Millipore Corp.	2,100	145,593
*	Molecular Devices Corp.	1,400	44,562
*	Molina Healthcare, Inc.	2,600	73,866

*	Momenta Pharmaceuticals, Inc.	2,200	52,448
*	Monogram Biosciences, Inc.	6,900	13,731
*	MTS Medication Technologies	400	2,636
*	Myogen, Inc.	1,600	60,640
*	Myriad Genetics, Inc.	1,600	41,088
*	Nabi Biopharmaceuticals	3,300	13,563
*	Nanogen, Inc.	2,800	7,056
*	Nastech Pharmaceutical Co., Inc.	1,500	31,470
*	National Dentex Corp.	600	12,000
	National Healthcare Corp.	1,100	44,605
	National Home Health Care Corp.	300	3,367
*	National Medical Health Card Systems, Inc.	200	6,050
	National Research Corp.	600	12,840
*	Natus Medical, Inc.	600	11,976
* #	Nektar Therapeutics	5,200	108,732
*	Neogen Corp.	730	16,571
*	Neopharm, Inc.	1,300	13,156
*	Neose Technologies, Inc.	1,100	3,597
*	Nephros, Inc.	1,000	2,650
*	Neurocrine Biosciences, Inc.	1,000	65,610
*	Neurogen Corp.	3,543	23,880
*	Neurometric, Inc.	500	17,960
*	New Brunswick Scientific Co., Inc.	800	5,808
*	New River Pharmaceuticals, Inc.	1,400	42,812
* #	NitroMed, Inc.	700	8,225
*	NMT Medical, Inc.	600	14,280
* #	Northfield Laboratories, Inc.	2,100	21,987
*	NovaMed, Inc.	2,100	15,540
* #	Novavax, Inc.	1,900	11,020
*	Noven Pharmaceuticals, Inc.	2,000	30,140
*	NPS Pharmaceuticals, Inc.	2,800	42,952
*	Nutraceutical International Corp.	1,250	17,963
*	NuVasive, Inc.	1,000	18,490
*	Nuvelo, Inc.	2,000	34,280
	NWH, Inc.	100	1,245
* #	Occulogix, Inc.	400	1,456
*	Odyssey Healthcare, Inc.	2,800	52,696
	Omnicare, Inc.	4,300	261,655
*	Omnicell, Inc.	1,100	12,716
*	Onyx Pharmaceuticals, Inc.	1,600	45,600
	Option Care, Inc.	2,800	39,256
*	OraSure Technologies, Inc.	3,600	34,272
*	Orchid Cellmark, Inc.	1,400	9,366
*	Orthologic Corp.	3,952	22,882
*	Oscient Pharmaceutical Corp.	6,300	12,726
	Owens & Minor, Inc.	3,600	114,804
*	Oxigene, Inc.	2,300	8,947
* #	Pain Therapeutics, Inc.	2,600	28,054
* #	PainCare Holdings, Inc.	3,400	10,404
*	Palatin Technologies, Inc.	2,900	8,700
*	Palomar Medical Technologies, Inc.	500	15,975
*	Panacos Pharmaceuticals, Inc.	1,600	11,648
*	Par Pharmaceutical Companies, Inc.	2,900	86,246
*	Parexel International Corp.	2,200	56,364
* #	Patterson Companies, Inc.	800	28,832

*	PDI, Inc.	1,200	11,652
*	PDL BioPharma, Inc.	2,900	90,799
*	Pediatric Services of America, Inc.	600	7,638
*	Pediatrix Medical Group, Inc.	1,600	151,008
*	Penwest Pharmaceuticals Co.	840	19,530
	PerkinElmer, Inc.	11,200	266,448
	Perrigo Co.	8,600	136,654
*	Per-Se Technologies, Inc.	1,600	40,416
	Pfizer, Inc.	198,300	5,193,477
	Pharmaceutical Products Development Service, Inc.	1,100	76,549
*	Pharmacopia Drug Discovery, Inc.	1,425	6,883
*	Pharmacyclics, Inc.	1,000	4,750
*	Pharmion Corp.	1,600	26,432
*	PhotoMedex, Inc.	900	2,007
	PolyMedica Corp.	1,700	68,748
*	Possis Medical, Inc.	800	7,480
*	Pozen, Inc.	1,000	17,380
*	PRA International	390	10,277
*	PRAECIS Pharmaceuticals, Inc.	1,000	5,960
*	Progenics Pharmaceuticals, Inc.	1,935	57,083
*	Providence Service Corp.	900	27,747
*	PSS World Medical, Inc.	4,500	77,760
	Psychemedics Corp.	200	3,590
*	Psychiatric Solutions, Inc.	4,400	145,332
	Quest Diagnostics, Inc.	2,600	137,462
*	Quidel Corp.	2,550	28,662
*	Quigley Corp.	600	7,050
*	Radiation Therapy Services, Inc.	800	22,712
*	Radiologix, Inc.	1,200	2,268
*	Regeneration Technologies, Inc.	2,932	21,550
*	Regeneron Pharmaceuticals, Inc.	2,822	46,196
*	RegeneRx Biopharmaceuticals, Inc.	1,200	3,780
*	RehabCare Group, Inc.	800	16,144
* #	Renovis, Inc.	2,465	53,392
*	Repligen Corp.	2,900	12,905
*	Res-Care, Inc.	2,456	44,920
*	ResMed, Inc.	1,800	73,062
*	Respironics, Inc.	3,100	112,716
*	Retractable Technologies, Inc.	2,000	7,960
*	Rigel Pharmaceuticals, Inc.	2,300	21,850
*	Rita Medical Systems, Inc.	4,200	15,708
*	Rochester Medical Corp.	500	5,620
*	Sangamo BioSciences, Inc.	1,500	9,540
*	Santarus, Inc.	3,750	28,088
*	Schein (Henry), Inc.	3,500	163,275
	Schering-Plough Corp.	11,600	214,600
*	SciClone Pharmaceuticals, Inc.	4,100	9,635
* #	SCOLR Pharma, Inc.	1,600	11,264
*	Seattle Genetics, Inc.	4,022	21,236
*	Sepracor, Inc.	1,500	85,965
*	SeraCare Life Sciences, Inc.	1,000	11,210
*	Serologicals Corp.	3,200	77,408
* #	SFBC International, Inc.	1,000	23,600
*	Sierra Health Services, Inc.	1,600	66,704
*	Sirna Therapeutics, Inc.	4,000	24,600

*	Sonic Innovations, Inc.	1,400	6,048
*	SonoSite, Inc.	1,200	48,432
*	Sonus Pharmaceuticals, Inc.	200	1,152
	Span-American Medical System, Inc.	300	4,047
*	Spectranetics Corp.	1,100	12,606
*	Spectrum Pharmaceuticals, Inc.	500	2,675
*	SRI/Surgical Express, Inc.	599	3,666
*	St. Jude Medical, Inc.	2,200	100,320
*	Staar Surgical Co.	2,400	19,488
*	Stereotaxis, Inc.	300	3,969
	Steris Corp.	6,300	156,051
	Stratagene Corp.	1,926	20,165
*	Strategic Diagnostics, Inc.	908	3,378
	Stryker Corp.	2,400	110,928
*	Sun Healthcare Group, Inc.	1,300	8,294
*	Sunrise Senior Living, Inc.	3,900	138,294
*	SuperGen, Inc.	4,300	21,887
* #	SurModics, Inc.	600	23,256
*	Sybron Dental Specialties, Inc.	2,800	107,128
*	Symbion, Inc.	1,952	46,028
*	Symmetry Medical, Inc.	500	10,360
*	Synovis Life Technologies, Inc.	1,200	11,328
*	Tanox, Inc.	3,100	59,148
*	Techne Corp.	1,000	59,470
*	Telik, Inc.	3,600	79,632
*	Tenet Healthcare Corp.	9,300	73,377
*	The Medicines Co.	1,700	34,663
*	Theragenics Corp.	3,400	11,492
*	Thermo Electron Corp.	6,900	238,878
*	Third Wave Technologies, Inc.	1,600	4,944
*	Thoratec Corp.	4,300	86,516
*	Threshold Pharmaceuticals, Inc.	48	722
*	Titan Pharmaceuticals, Inc.	1,300	4,498
* #	Triad Hospitals, Inc.	4,000	172,240
*	Trimeris, Inc.	900	11,286
*	TriPath Imaging, Inc.	2,000	12,940
*	Tripos, Inc.	1,300	4,095
*	TriZetto Group, Inc.	1,600	26,816
*	U.S. Physical Therapy, Inc.	1,000	19,250
*	United Surgical Partners International, Inc.	3,800	133,570
*	United Therapeutics Corp.	1,000	61,640
	UnitedHealth Group, Inc.	7,800	454,194
#	Universal Health Services, Inc.	2,600	130,598
*	Urologix, Inc.	1,500	5,625
	Utah Medical Products, Inc.	299	9,870
	Valeant Pharmaceuticals International	2,400	42,768
*	Varian Medical Systems, Inc.	1,600	92,608
*	Varian, Inc.	2,800	111,720
*	Vascular Solutions, Inc.	100	708
*	VCA Antech, Inc.	2,200	61,490
*	Ventana Medical Systems, Inc.	1,400	50,778
*	Ventiv Health, Inc.	2,400	66,864
*	Vertex Pharmaceuticals, Inc.	2,300	99,452
*	ViaCell, Inc.	400	2,084
*	Viasys Healthcare, Inc.	2,900	84,622

*	Vical, Inc.	1,600	7,536
*	ViroPharma, Inc.	2,600	50,310
*	VistaCare, Inc.	500	6,775
*	Vital Images, Inc.	400	13,280
	Vital Signs, Inc.	1,100	56,166
*	Vivus, Inc.	3,700	12,173
*	Waters Corp.	1,400	59,822
*	Watson Pharmaceuticals, Inc.	9,500	284,810
*	WellCare Health Plans, Inc.	2,700	105,165
*	WellPoint, Inc.	17,863	1,371,700
	West Pharmaceutical Services, Inc.	2,700	87,183
*	Wright Medical Group, Inc.	1,300	25,129
	Wyeth	7,700	383,460
*	Xenogen Corp.	1,600	6,448
	Young Innovations, Inc.	800	26,960
*	Zevex International, Inc.	300	4,668
*	Zila, Inc.	4,000	14,960
*	Zimmer Holdings, Inc.	1,100	76,098
*	Zoll Medical Corp.	900	23,625
*	Zymogenetics, Inc.	4,500	99,630
Total Health Care			36,907,236

Energy — (7.6%)
*	Abraxas Petroleum Corp.	3,000	17,070
	Adams Resources & Energy, Inc.	400	10,516
*	Allis-Chalmers Energy, Inc.	1,600	26,240
* #	Alpha Natural Resources, Inc.	400	8,548
	Amerada Hess Corp.	2,500	345,775
*	American Oil & Gas, Inc.	1,100	4,400
	Anadarko Petroleum Corp.	6,400	634,624
	Apache Corp.	8,900	595,588
	Arch Coal, Inc.	800	58,488
*	Arena Resources, Inc.	500	14,600
*	Atlas America, Inc.	600	40,194
*	ATP Oil & Gas Corp.	1,000	37,250
*	Atwood Oceanics, Inc.	1,200	108,216
	Baker Hughes, Inc.	2,400	163,128
	Barnwell Industries, Inc.	700	16,030
	Berry Petroleum Corp. Class A	1,400	94,570
*	Bill Barret Corp.	300	9,936
	BJ Services Co.	4,000	125,240
*	Bolt Technology Corp.	500	6,060
*	Brigham Exploration Co.	4,010	34,366
*	Bristow Group, Inc.	1,100	32,846
	Burlington Resources, Inc.	2,300	207,414
	Cabot Oil & Gas Corp.	3,000	135,780
*	Cal Dive International, Inc.	2,900	102,109
*	Callon Petroleum Co.	1,200	21,216
	CARBO Ceramics, Inc.	1,700	93,075
*	Carrizo Oil & Gas, Inc.	2,000	46,580
	Castle Energy Corp.	700	15,715
*	Cheniere Energy, Inc.	1,400	55,510
	Chesapeake Energy Corp.	15,500	460,195
	Chevron Corp.	60,500	3,417,040
	Cimarex Energy Co.	7,000	298,620

*	Clayton Williams Energy, Inc.	1,000	43,470
*	Comstock Resources, Inc.	3,900	109,590
	ConocoPhillips	37,400	2,279,904
#	CONSOL Energy, Inc.	1,200	76,824
*	Contango Oil & Gas Co.	1,300	14,937
*	Cooper Cameron Corp.	4,300	174,150
	Crosstex Energy, Inc.	500	39,785
*	Dawson Geophysical Co.	700	18,669
* #	Delta Petroleum Corp.	4,100	79,991
*	Denbury Resources, Inc.	4,300	121,905
	Diamond Offshore Drilling, Inc.	1,500	116,085
*	Dril-Quip, Inc.	1,300	66,040
* #	Dune Energy, Inc.	2,300	7,567
*	Edge Petroleum Corp.	1,400	39,116
#	El Paso Corp.	8,700	113,796
*	Encore Acquisition Co.	4,600	140,944
*	Endeavour International Corp.	6,400	19,712
*	Energy Partners, Ltd.	3,500	80,465
	ENSCO International, Inc.	6,500	290,485
	EOG Resources, Inc.	2,900	195,460
	Exxon Mobil Corp.	83,200	4,939,584
*	FMC Technologies, Inc.	2,600	121,992
*	Forest Oil Corp.	4,800	238,320
	Foundation Coal Holdings, Inc.	700	28,000
#	Frontier Oil Corp.	2,200	101,750
*	FX Energy, Inc.	3,000	16,590
*	Gasco Energy, Inc.	3,600	20,556
*	Giant Industries, Inc.	1,300	75,660
*	GMX Resources, Inc.	500	17,955
*	Goodrich Petroleum Corp.	1,000	24,180
*	Grant Prideco, Inc.	1,700	68,799
*	Grey Wolf, Inc.	16,200	112,428
	Gulf Island Fabrication, Inc.	1,300	29,549
*	Gulfmark Offshore, Inc.	1,800	49,356
	Halliburton Co.	3,100	210,800
*	Hanover Compressor Co.	9,400	143,632
*	Harvest Natural Resources, Inc.	3,500	31,535
	Helmerich & Payne, Inc.	4,300	282,811
	Holly Corp.	2,100	125,370
*	Hornbeck Offshore Services, Inc.	1,800	57,888
*	Houston Exploration Co.	2,700	156,168
*	Hydril Co.	1,300	87,542
*	Infinity, Inc.	1,400	12,040
*	Input/Output, Inc.	7,400	55,944
*	KCS Energy, Inc.	3,100	73,160
	Kerr-McGee Corp.	2,000	195,400
* #	KFX, Inc.	2,300	48,024
	Kinder Morgan, Inc.	900	83,502
*	Lone Star Technologies, Inc.	2,600	129,220
	Lufkin Industries, Inc.	1,300	67,288
	Marathon Oil Corp.	9,900	698,940
	Maritrans, Inc.	1,100	25,036
	MarkWest Hydrocarbon, Inc.	1,000	22,880
#	Massey Energy Co.	5,800	215,760
*	Matrix Service Co.	2,100	23,247

*	Maverick Tube Corp.	3,300	153,549
*	McMoran Exploration Co.	1,600	28,304
*	Meridian Resource Corp.	7,800	33,072
*	Mitcham Industries, Inc.	800	13,400
#	Murphy Oil Corp.	7,900	370,273
*	NATCO Group, Inc. Class A	1,500	37,170
*	National-Oilwell, Inc.	7,400	450,512
* #	Natural Gas Services Group	900	17,775
*	Newfield Exploration Co.	5,400	208,710
*	Newpark Resources, Inc.	8,100	60,426
	Noble Energy, Inc.	7,400	311,096
*	NS Group, Inc.	1,800	73,422
	Occidental Petroleum Corp.	10,830	991,378
*	Oceaneering International, Inc.	2,300	126,822
*	Oil States International, Inc.	4,200	145,026
*	OMNI Energy Services Corp.	800	3,320
	Overseas Shipholding Group, Inc.	1,900	96,083
	Panhandle Royalty Co.	800	15,376
*	Parallel Petroleum Corp.	1,300	22,113
*	Parker Drilling Co.	6,700	61,975
	Patterson-UTI Energy, Inc.	6,500	179,075
#	Peabody Energy Corp.	2,800	135,156
	Penn Virginia Corp.	1,500	92,775
*	Petrohawk Energy Corp.	6,800	85,884
	Pioneer Natural Resources Co.	5,500	231,495
*	Plains Exploration & Production Co.	2,900	118,175
	Pogo Producing Co.	5,000	249,300
*	Pride International, Inc.	6,900	213,693
*	Quicksilver Resources, Inc.	1,900	69,008
	Range Resources Corp.	4,900	117,257
*	Remington Oil & Gas Corp.	2,100	87,990
*	Rentech, Inc.	4,800	18,672
	Resource America, Inc.	1,800	29,556
#	Rowan Companies, Inc.	4,700	189,175
*	Royale Energy, Inc.	700	4,284
	RPC, Inc.	2,300	48,737
*	SEACOR Holdings, Inc.	2,200	160,534
#	Smith International, Inc.	2,700	104,571
*	Southwestern Energy Co.	2,100	67,389
	St. Mary Land & Exploration Co.	3,600	138,204
*	Stone Energy Corp.	2,400	99,360
	Sunoco, Inc.	5,100	377,910
*	Superior Energy Services, Inc.	5,000	130,000
*	Swift Energy Corp.	2,700	104,652
* #	Syntroleum Corp.	2,400	21,168
	Tesoro Petroleum Corp.	2,900	175,189
*	Teton Energy Corp.	900	6,282
*	TETRA Technologies, Inc.	2,300	86,480
*	TGC Industries, Inc.	600	5,250
	The Williams Companies, Inc.	3,900	84,123
	Tidewater, Inc.	4,800	250,800
*	Todco Class A	500	16,760
* #	Toreador Resources Corp.	1,200	35,964
* #	Transmeridian Exploration, Inc.	3,400	19,210
*	TransMontaigne, Inc.	2,100	15,834

* #	Tri-Valley Corp.	900	7,416
*	Unit Corp.	3,900	207,363
*	Universal Compression Holdings, Inc.	2,600	113,750
	USEC, Inc.	7,700	95,788
*	VAALCO Energy, Inc.	4,700	30,785
	Valero Energy Corp.	16,600	892,914
*	Veritas DGC, Inc.	3,200	134,816
	W&T Offshore, Inc.	100	3,891
*	Warren Resources, Inc.	400	5,852
	Western Gas Resources, Inc.	4,700	222,357
*	Westmoreland Coal Co.	400	9,728
*	W-H Energy Services, Inc.	2,400	94,800
*	Whiting Petroleum Corp.	3,300	133,980
	World Fuel Services Corp.	2,600	78,780
	XTO Energy, Inc.	4,800	201,072
Total Energy			29,079,746

Materials — (4.9%)
*	AEP Industries, Inc.	400	10,768
	Air Products & Chemicals, Inc.	5,200	333,632
	Airgas, Inc.	6,600	240,174
*	AK Steel Holding Corp.	8,100	89,910
	Albemarle Corp.	3,900	165,555
	Alcoa, Inc.	23,500	689,020
*	Aleris International, Inc.	2,700	115,641
#	Allegheny Technologies, Inc.	2,700	136,377
	AMCOL International Corp.	2,500	69,025
*	American Pacific Corp.	400	2,292
	American Vanguard Corp.	800	22,968
	Aptargroup, Inc.	2,900	153,845
	Arch Chemicals, Inc.	2,100	59,262
	Ashland, Inc.	4,000	261,080
	Atlantis Plastics, Inc.	400	3,560
	Bairnco Corp.	600	5,790
	Balchem Corp.	1,100	23,617
	Ball Corp.	1,200	51,120
	Bemis Co., Inc.	9,000	269,820
#	Bowater, Inc.	4,600	119,692
*	Brush Engineered Materials, Inc.	1,700	29,597
*	Buckeye Technologies, Inc.	1,000	8,810
	Cabot Corp.	5,400	199,908
	Calgon Carbon Corp.	2,000	15,560
*	Caraustar Industries, Inc.	1,500	15,255
	Carpenter Technology Corp.	2,200	183,898
	Castle (A.M.) & Co.	1,300	36,816
	Celanese Corp. Class A	100	2,140
*	Century Aluminum Co.	2,900	103,211
	Chemtura Corp.	12,000	132,960
	Chesapeake Corp.	900	11,871
	Cleveland-Cliffs, Inc.	1,800	154,890
*	Coeur d’Alene Mines Corp.	17,800	98,612
	Commercial Metals Co.	4,800	217,392
	Compass Minerals International, Inc.	1,700	42,415
*	Constar International, Inc.	780	2,768
*	Core Molding Technologies, Inc.	900	7,164

*	Crown Holdings, Inc.	3,500	64,050
	Cytec Industries, Inc.	4,000	213,360
	Deltic Timber Corp.	1,100	57,486
*	Devcon International Corp.	500	4,380
	Dow Chemical Co.	17,700	761,631
	DuPont (E.I.) de Nemours & Co., Inc.	21,400	861,136
	Eagle Materials, Inc.	1,800	97,434
	Eagle Materials, Inc. Class B	1,500	80,535
	Eastman Chemical Co.	3,100	152,923
	Ecolab, Inc.	3,300	119,427
#	Empire Resources, Inc.	700	14,854
	Engelhard Corp.	4,300	170,925
	Ferro Corp.	3,400	68,272
	Florida Rock Industries, Inc.	2,000	115,220
*	FMC Corp.	3,200	194,592
	Freeport-McMoRan Copper & Gold, Inc. Class B	2,400	121,512
	Friedman Industries, Inc.	800	6,112
	Georgia Gulf Corp.	3,100	88,970
	Gibraltar Industries, Inc.	2,700	68,877
	Glatfelter (P.H.) Co.	2,200	36,168
*	Graphic Packaging Corp.	5,600	14,560
	Greif, Inc. Class A	1,100	63,701
	Greif, Inc. Class B	1,100	61,787
	H.B. Fuller Co.	2,600	105,560
	Hawkins, Inc.	1,021	14,243
* #	Headwaters, Inc.	3,400	126,208
*	Hecla Mining Co.	9,800	48,804
*	Hercules, Inc.	2,100	24,885
	International Flavors & Fragrances, Inc.	4,000	138,520
	International Paper Co.	13,200	432,564
	Kronos Worldwide, Inc.	4,100	119,310
#	LaFarge North America, Inc.	2,600	215,462
*	Landec Corp.	2,600	18,850
*	Lesco, Inc.	900	14,625
	Louisiana-Pacific Corp.	9,000	255,870
	Lubrizol Corp.	5,700	246,582
	Lyondell Chemical Co.	12,500	261,500
	MacDermid, Inc.	2,400	70,608
	Martin Marietta Materials, Inc.	1,900	185,250
*	Material Sciences Corp.	1,500	19,515
*	Maxxam, Inc.	350	11,288
	MeadWestavco Corp.	10,300	286,546
	Metal Management, Inc.	2,300	64,883
	Minerals Technologies, Inc.	1,000	53,530
*	Mines Management, Inc.	400	3,056
	Monsanto Co.	2,100	176,148
	Myers Industries, Inc.	3,100	49,600
*	Nalco Holding Co.	800	14,000
*	Nanophase Technologies Corp.	800	5,656
	Nevada Chemicals, Inc.	800	6,400
*	NewMarket Corp.	1,500	51,705
	Newmont Mining Corp.	6,600	349,272
	NL Industries, Inc.	4,000	52,760
	NN, Inc.	1,700	20,978
*	Northern Technologies International Corp.	400	3,016

*	Northwest Pipe Co.	700	18,529
#	Nucor Corp.	5,200	447,460
	Olin Corp.	6,000	126,060
	Olympic Steel, Inc.	500	13,180
*	OM Group, Inc.	1,600	33,936
*	Omnova Solutions, Inc.	3,800	23,066
*	Oregon Steel Mills, Inc.	3,200	121,216
*	Owens-Illinois, Inc.	7,600	142,424
	Packaging Corp. of America	9,200	209,852
	Packaging Dynamics Corp.	1,000	13,870
*	Pactiv Corp.	9,400	215,542
	Penford Corp.	1,000	15,875
	Phelps Dodge Corp.	2,800	386,400
*	Pioneer Companies, Inc.	900	27,108
*	PolyOne Corp.	8,400	73,332
	PPG Industries, Inc.	6,700	406,221
	Praxair, Inc.	2,400	129,552
	Quaker Chemical Corp.	1,000	19,990
	Quanex Corp.	2,400	148,968
	Reliance Steel & Aluminum Co.	2,500	205,975
	Roanoke Electric Steel Corp.	400	11,180
	Rock of Ages Corp.	100	510
	Rock-Tenn Co. Class A	1,600	20,992
	Rohm & Haas Co.	9,400	467,650
	Rotonics Manufacturing, Inc.	1,100	3,520
	Royal Gold, Inc.	1,600	50,288
	RPM International, Inc.	10,000	180,400
*	RTI International Metals, Inc.	1,850	77,793
	Ryerson Tull, Inc.	1,200	30,288
	Schnitzer Steel Industries, Inc. Class A	2,100	65,310
	Schulman (A.), Inc.	1,400	32,802
	Schweitzer-Maudoit International, Inc.	1,300	33,410
	Scotts Co. Class A	4,500	215,505
*	Sealed Air Corp.	3,300	187,704
*	Senomyx, Inc.	600	9,756
	Sensient Technologies Corp.	4,300	77,056
	Sigma-Aldrich Corp.	2,600	167,466
	Silgan Holdings, Inc.	2,600	102,492
*	Smurfit-Stone Container Corp.	21,600	283,392
	Spartech Corp.	2,900	70,180
	Steel Dynamics, Inc.	3,700	170,200
	Steel Technologies, Inc.	600	16,554
	Stepan Co.	1,000	26,710
*	Stillwater Mining Co.	8,300	107,983
	Summa Industries, Inc.	300	2,325
*	Symyx Technologies, Inc.	2,000	58,000
*	Synalloy Corp.	576	7,488
	Temple-Inland, Inc.	4,800	204,816
*	Terra Industries, Inc.	5,200	36,868
	Texas Industries, Inc.	2,000	121,320
*	The Mosaic Co.	2,200	34,980
* #	Titanium Metals Corp.	1,600	65,632
*	U.S. Concrete, Inc.	3,300	41,349
*	United States Lime & Minerals, Inc.	500	12,919
#	United States Steel Corp.	6,450	351,525

*	Universal Stainless & Alloy Products, Inc.	700	13,608
	Valhi, Inc.	9,910	176,894
	Valspar Corp.	8,600	227,298
	Vulcan Materials Co.	4,000	316,000
	Wausau-Mosinee Paper Corp.	4,700	61,100
	Westlake Chemical Corp.	5,600	192,192
	Weyerhaeuser Co.	6,600	450,714
*	Williams Industries, Inc.	100	207
	Worthington Industries, Inc.	8,100	158,760
* #	Zoltek Companies, Inc.	800	13,808
Total Materials			18,707,021

Consumer Staples — (4.8%)
#	Alberto-Culver Co. Class B	3,800	173,546
	Albertson’s, Inc.	17,600	447,744
	Altria Group, Inc.	27,900	2,006,010
	Andersons, Inc.	606	34,087
	Anheuser-Busch Companies, Inc.	4,500	186,930
	Archer-Daniels-Midland Co.	17,600	558,272
	Arden Group, Inc. Class A	200	18,170
	Avon Products, Inc.	900	25,965
* #	BJ’s Wholesale Club, Inc.	5,800	183,628
*	Boston Beer Co., Inc. Class A	800	21,384
*	Bridgford Foods Corp.	600	3,900
	Brown-Forman Corp. Class B	200	14,072
*	Cagle’s, Inc. Class A	400	2,668
	Calavo Growers, Inc.	1,450	14,340
	Cal-Maine Foods, Inc.	2,200	14,080
	Campbell Soup Co.	2,300	71,599
*	Carrington Laboratories, Inc.	1,000	4,548
	Casey’s General Stores, Inc.	4,700	123,281
	CCA Industries, Inc.	600	6,498
*	Central European Distribution Corp.	1,545	64,751
*	Central Garden & Pet Co.	1,700	92,412
*	Chattem, Inc.	700	27,293
	Chiquita Brands International, Inc.	2,200	37,884
	Church & Dwight Co., Inc.	4,300	148,479
	Clorox Co.	2,000	121,900
	Coca-Cola Bottling Co. Consolidated	607	27,455
	Coca-Cola Co.	13,600	570,792
	Coca-Cola Enterprises, Inc.	16,600	326,190
	Colgate-Palmolive Co.	3,000	163,440
	ConAgra, Inc.	22,000	462,660
*	Constellation Brands, Inc. Class A	11,200	295,008
*	Constellation Brands, Inc. Class B	900	23,400
	Corn Products International, Inc.	6,300	169,848
	Costco Wholesale Corp.	9,300	476,904
*	Cuisine Solutions, Inc.	600	5,994
	CVS Corp.	9,800	277,634
*	Darling International, Inc.	6,100	26,718
*	Dean Foods Co.	5,600	209,832
	Del Monte Foods Co.	17,100	186,048
	Delta & Pine Land Co.	900	22,779
*	Elizabeth Arden, Inc.	1,500	36,600
*	Energizer Holdings, Inc.	800	43,704

	Estee Lauder Companies, Inc.	1,600	59,872
	Farmer Brothers Co.	900	19,575
	Flowers Foods, Inc.	5,100	140,250
*	Foodarama Supermarkets, Inc.	200	10,500
*	Fresh Brands, Inc.	100	705
*	Galaxy Nutritional Foods, Inc.	100	105
	General Mills, Inc.	9,600	472,800
*	Gold Kist, Inc.	500	6,635
	Golden Enterprises, Inc.	485	1,455
*	Great Atlantic & Pacific Tea Co., Inc.	3,700	119,362
*	Green Mountain Coffee, Inc.	612	25,098
*	Griffin Land & Nurseries, Inc. Class A	100	3,175
*	Hain Celestial Group, Inc.	3,500	81,690
	Heinz (H.J.) Co.	3,700	140,119
*	Hines Horticulture, Inc.	2,500	9,275
	Hormel Foods Corp.	5,600	192,808
	Ingles Market, Inc. Class A	1,100	18,161
*	Integrated Biopharma, Inc.	600	3,600
	Inter Parfums, Inc.	1,600	28,000
	J & J Snack Foods Corp.	1,600	54,320
	J. M. Smucker Co.	4,900	193,648
*	Katy Industries, Inc.	600	2,148
	Kellogg Co.	3,200	141,792
	Kimberly-Clark Corp.	2,200	130,196
	Kraft Foods, Inc.	13,600	409,224
	Lancaster Colony Corp.	3,100	124,434
	Lance, Inc.	2,500	54,350
* #	Lifeway Foods, Inc.	500	5,770
	Loews Corp. - Carolina Group	1,000	47,490
	Longs Drug Stores Corp.	3,100	118,947
#	Mannatech, Inc.	500	6,695
	Marsh Supermarkets, Inc. Class A	200	1,741
	Marsh Supermarkets, Inc. Class B	100	782
*	Maui Land & Pineapple Co., Inc.	700	26,516
	McCormick & Co., Inc.	1,000	32,830
*	Medifast, Inc.	1,100	7,689
	MGP Ingredients, Inc.	1,550	20,661
	Molson Coors Brewing Co.	3,500	219,625
	Nash Finch Co.	400	12,400
	National Beverage Corp.	3,400	29,376
*	Natrol, Inc.	200	440
*	Natural Alternatives International, Inc.	400	3,408
* #	Natural Health Trends Corp.	500	4,520
	Nature’s Sunshine Products, Inc.	600	10,182
*	NBTY, Inc.	3,200	70,080
	Nu Skin Enterprises, Inc. Class A	2,400	43,392
	Oil-Dri Corp. of America	700	13,132
*	Omega Protein Corp.	1,500	9,435
*	Parlux Fragrances, Inc.	800	27,672
*	Pathmark Stores, Inc.	4,800	48,288
*	Peet’s Coffee & Tea, Inc.	1,000	29,940
#	Pepsi Bottling Group, Inc.	10,200	299,472
	PepsiAmericas, Inc.	11,400	272,688
	PepsiCo, Inc.	9,500	561,545
*	Performance Food Group Co.	3,100	91,047

	Pilgrim’s Pride Corp.	3,400	78,404
*	Playtex Products, Inc.	5,200	54,600
*	PriceSmart, Inc.	2,800	22,400
	Procter & Gamble Co.	19,000	1,138,670
*	Pyramid Breweries, Inc.	200	484
	Ralcorp Holdings, Inc.	2,400	92,688
*	Redhook Ale Brewery, Inc.	680	2,370
	Reliv International, Inc.	600	7,908
*	Revlon, Inc.	18,900	63,882
#	Reynolds American, Inc.	4,000	424,600
*	Rite Aid Corp.	10,600	39,114
	Rocky Mountain Chocolate Factory, Inc.	100	1,539
	Ruddick Corp.	2,500	60,450
	Safeway, Inc.	19,000	461,890
*	San Filippo (John B.) & Son, Inc.	200	2,920
	Sanderson Farms, Inc.	1,000	23,320
	Sara Lee Corp.	4,400	77,748
*	Schiff Nutrition International, Inc.	1,000	5,310
*	Seneca Foods Corp. Class A	300	5,895
*	Seneca Foods Corp. Class B	300	5,940
*	Smart & Final Food, Inc.	2,900	43,790
*	Smithfield Foods, Inc.	9,500	251,085
	Spartan Stores, Inc.	2,100	24,759
	Supervalu, Inc.	7,000	221,200
	Sysco Corp.	1,700	51,153
	Tasty Baking Co.	500	3,580
	The Hershey Co.	600	30,690
*	The Kroger Co.	9,100	182,364
	The Topps Co., Inc.	2,100	16,968
*	Tofutti Brands, Inc.	100	297
	Tootsie Roll Industries, Inc.	3,200	90,432
	Tyson Foods, Inc. Class A	8,900	120,417
*	United Natural Foods, Inc.	2,900	96,454
	United-Guardian, Inc.	600	6,510
	Universal Corp.	2,300	93,541
*	USANA Health Services, Inc.	400	17,260
	UST, Inc.	1,200	46,656
	Vector Group, Ltd.	2,015	37,499
*	Vermont Pure Holdings, Ltd.	600	1,068
	Village Super Market, Inc.	200	10,662
	Walgreen Co.	7,200	322,992
	Wal-Mart Stores, Inc.	32,700	1,483,272
	WD-40 Co.	1,400	42,742
	Weis Markets, Inc.	2,500	111,650
	Whole Foods Market, Inc.	1,700	108,596
*	Wild Oats Markets, Inc.	2,200	39,490
	Wrigley (Wm.) Jr. Co.	1,000	63,540
Total Consumer Staples			18,276,306

Telecommunication Services — (3.0%)
*	@Road, Inc.	5,600	28,896
	Alaska Communications Systems Group, Inc.	2,600	28,834
	Alltel Corp.	9,500	599,925
*	American Tower Corp.	11,400	362,862
	AT&T, Inc.	105,100	2,899,709

	BellSouth Corp.	49,100	1,550,578
*	Broadwing Corp.	6,900	61,824
	Centennial Communications Corp.	5,700	43,263
*	Cincinnati Bell, Inc.	12,300	50,307
	Citizens Communications Co.	4,500	60,075
*	Cogent Communications Group, Inc.	1,600	11,440
	Commonwealth Telephone Enterprises, Inc.	400	12,912
*	Crown Castle International Corp.	1,000	31,350
	CT Communications, Inc.	1,900	25,156
	D&E Communications, Inc.	1,500	15,225
*	Dobson Communications Corp.	12,600	91,224
	FairPoint Communications, Inc.	700	9,849
*	General Communications, Inc. Class A	4,600	51,750
	Hector Communications Corp.	400	11,060
	Hickory Tech Corp.	1,500	11,970
*	IDT Corp.	400	4,732
*	IDT Corp. Class B	6,700	79,663
* #	InPhonic, Inc.	1,000	5,620
	Iowa Telecommunications Services, Inc.	400	7,080
*	Level 3 Communications, Inc.	20,246	68,836
*	Lynch Interactive Corp.	1	2,115
*	Moscow CableCom Corp.	800	6,304
*	Nextel Partners, Inc.	900	25,254
*	NII Holdings, Inc.	2,000	102,440
	North Pittsburgh Systems, Inc.	1,200	24,408
*	Premiere Global Services, Inc.	1,300	10,673
*	Price Communications Corp.	2,900	48,575
*	Qwest Communications International, Inc.	24,600	155,472
*	Rural Cellular Corp. Class A	1,000	14,450
*	SBA Communications Corp.	4,100	92,209
	Shenandoah Telecommunications Co.	600	26,142
	Sprint Nextel Corp.	68,700	1,650,861
*	SunCom Wireless Holdings, Inc.	4,600	7,820
	SureWest Communications	1,400	35,392
*	Syniverse Holdings, Inc.	300	4,290
*	TALK America Holdings, Inc.	3,100	26,443
	Telephone & Data Systems, Inc.	2,100	78,540
	Telephone & Data Systems, Inc. Special Shares	2,300	82,570
*	Time Warner Telecom, Inc.	3,400	42,942
*	UbiquiTel, Inc.	3,200	31,264
*	United States Cellular Corp.	2,800	153,860
*	US LEC Corp.	1,800	3,816
	USA Mobility, Inc.	2,500	72,050
	Valor Communications Group, Inc.	600	7,410
	Verizon Communications, Inc.	79,000	2,662,300
*	Wireless Facilities, Inc.	5,900	26,550
Total Telecommunication Services			11,518,290

Utilities — (1.9%)
*	AES Corp.	8,700	150,510
	AGL Resources, Inc.	2,600	93,340
*	Allegheny Energy, Inc.	2,100	75,096
	ALLETE, Inc.	1,600	74,672
	Alliant Energy Corp.	3,700	122,470
	Ameren Corp.	2,700	136,809

	American Electric Power Co., Inc.	2,600	94,900
	American States Water Co.	1,000	34,490
	Aqua America, Inc.	4,033	115,908
*	Aquila, Inc.	20,500	79,950
	Artesian Resources Corp. Class A	186	5,507
	Atmos Energy Corp.	2,700	71,280
	Avista Corp.	2,700	52,920
	Black Hills Corp.	1,700	58,769
	California Water Service Group	1,100	48,136
*	Calpine Corp.	14,100	3,173
	Cascade Natural Gas Corp.	800	15,680
#	CenterPoint Energy, Inc.	4,000	51,880
	Central Vermont Public Service Corp.	900	19,269
	CH Energy Group, Inc.	900	44,190
	Chesapeake Utilities Corp.	300	9,051
	Cleco Corp.	2,800	62,972
*	CMS Energy Corp.	6,700	94,336
	Connecticut Water Services, Inc.	633	16,053
	Consolidated Edison, Inc.	3,200	146,784
	Constellation Energy Group	1,400	82,236
	Delta Natural Gas Co., Inc.	100	2,589
	Dominion Resources, Inc.	2,300	172,730
#	DPL, Inc.	4,200	113,064
	DTE Energy Co.	1,400	60,620
#	Duke Energy Corp.	6,400	181,760
	Duquesne Light Holdings, Inc.	4,200	72,870
*	Dynegy, Inc.	10,200	55,182
	Edison International	2,000	88,720
*	El Paso Electric Co.	2,600	53,170
#	Empire District Electric Co.	1,500	33,180
	Energen Corp.	2,400	85,752
	Energy East Corp.	2,000	50,120
	Energy West, Inc.	100	939
	EnergySouth, Inc.	500	14,935
	Entergy Corp.	1,100	79,761
*	Environmental Power Corp.	900	8,190
#	Equitable Resources, Inc.	1,600	58,176
	Exelon Corp.	4,300	245,573
	FirstEnergy Corp.	2,100	107,268
	Florida Public Utilities Co.	300	4,260
	FPL Group, Inc.	2,600	109,018
	Great Plains Energy, Inc.	1,500	42,600
	Green Mountain Power Corp.	300	8,460
#	Hawaiian Electric Industries, Inc.	2,700	72,171
	IDACORP, Inc.	2,400	79,056
	KeySpan Corp.	1,400	57,050
	Laclede Group, Inc.	1,200	40,428
	MDU Resources Group, Inc.	1,600	56,400
	MGE Energy, Inc.	1,300	43,576
	Middlesex Water Co.	1,032	19,918
	National Fuel Gas Co.	2,700	87,426
	New Jersey Resources Corp.	2,500	112,500
#	Nicor, Inc.	2,300	98,739
	NiSource, Inc.	2,200	45,166
	Northeast Utilities, Inc.	4,700	92,214

	Northwest Natural Gas Co.	1,600	54,784
	NSTAR	3,400	99,824
	OGE Energy Corp.	2,700	77,625
	Oneok, Inc.	2,000	61,180
	Otter Tail Corp.	1,500	46,725
	Peoples Energy Corp.	1,300	47,723
	Pepco Holdings, Inc.	2,400	57,048
	PG&E Corp.	2,500	95,125
	Piedmont Natural Gas Co.	2,400	59,328
	Pinnacle West Capital Corp.	1,300	53,365
	PNM Resources, Inc.	1,500	37,125
	PPL Corp.	5,100	162,180
	Progress Energy, Inc.	3,400	150,892
	Puget Energy, Inc.	3,800	81,928
	Questar Corp.	3,400	249,050
* #	Reliant Energy, Inc.	14,500	147,320
	RGC Resources, Inc.	200	4,904
	SCANA Corp.	1,600	65,248
	SEMCO Energy, Inc.	1,900	10,640
	Sempra Energy	3,200	153,088
*	Sierra Pacific Resources	6,600	93,984
	SJW Corp.	800	41,072
	South Jersey Industries, Inc.	2,600	74,360
	Southern Co.	4,800	163,344
*	Southern Union Co.	3,700	91,094
	Southwest Gas Corp.	2,200	62,744
	Southwest Water Co.	1,335	24,123
	TECO Energy, Inc.	1,000	17,060
	TXU Corp.	3,400	178,126
	UGI Corp.	1,700	38,165
	UIL Holdings Corp.	800	41,000
	Unisource Energy Corp.	1,900	57,779
	Unitil Corp.	500	12,750
	Vectren Corp.	2,400	63,264
	Westar Energy, Inc.	2,700	58,104
	WGL Holdings, Inc.	2,700	83,160
	Wisconsin Energy Corp.	1,600	65,392
	WPS Resources Corp.	1,200	63,060
	Xcel Energy, Inc.	5,400	100,224
	York Water Co.	525	14,081
	Total Utilities		7,271,950

	TOTAL COMMON STOCKS		357,390,687

	RIGHTS/WARRANTS — (0.0%)
*	Revlon, Inc. Rights 03/17/06	18,300	1,098

		Face Amount
		(000)
	TEMPORARY CASH INVESTMENTS — (6.7%)
	Repurchase Agreement, Merrill Lynch Triparty Repo 4.54%, 03/01/06 (Collateralized by $15,565,000 U.S. Treasury Bond 4.50%, 02/15/36, valued at $15,474,663) to be repurchased at $15,169,428	$15,168	15,167,515

	Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $6,213,000 FHLMC Notes 4.00%, 09/22/09, valued at $6,127,571) to be repurchased at $6,037,738	6,037	6,037,000

	Repurchase Agreement, Merrill Lynch Triparty Repo 4.52%, 03/01/06 (Collateralized by $4,755,000 U.S. Treasury Note 4.625%, 02/29/08, valued at $4,745,347) to be repurchased at $4,649,354	4,649	4,648,770
	TOTAL TEMPORARY CASH INVESTMENTS		25,853,285

	TOTAL INVESTMENTS - (100.0%)
	(Cost $367,378,622)##		$383,245,070

DFA REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value†

COMMON STOCKS — (95.2%)
Real Estate Investment Trusts — (95.2%)
	Acadia Realty Trust	217,600	$4,771,968
	Affordable Residential Communities	283,100	2,678,126
	Agree Realty Corp.	52,900	1,651,009
*	Alexander’s, Inc.	34,500	8,193,750
	Alexandria Real Estate Equities, Inc.	155,200	13,660,704
#	AMB Property Corp.	592,100	31,766,165
	America First Apartment Investors, Inc.	43,287	616,407
	American Campus Communites, Inc.	118,650	2,989,980
	American Land Lease, Inc.	52,500	1,400,700
*	AmeriVest Properties, Inc.	166,300	764,980
	Apartment Investment & Management Co. Class A	660,400	29,262,324
#	Archstone-Smith Trust	1,462,755	69,334,587
	Arden Realty Group, Inc.	449,000	20,366,640
	Ashford Hospitality Trust	375,550	4,690,619
	Associated Estates Realty Corp.	130,100	1,464,926
#	AvalonBay Communities, Inc.	507,300	52,251,900
	Bedford Property Investors, Inc.	110,300	2,958,246
	BioMed Realty Trust, Inc.	321,800	8,907,424
	BNP Residential Properties, Inc.	65,900	1,130,185
	Boston Properties, Inc.	776,300	65,729,321
*	Boykin Lodging Co.	121,400	1,551,492
	Brandywine Realty Trust	608,253	17,864,391
#	BRE Properties, Inc. Class A	353,200	19,203,484
	Camden Property Trust	359,700	23,686,245
	CarrAmerica Realty Corp.	400,100	16,588,146
	CBL & Associates Properties, Inc.	439,800	18,735,480
	Cedar Shopping Centers, Inc.	196,700	2,991,807
	CenterPoint Properties Trust	321,600	16,031,760
	Colonial Properties Trust	309,056	14,942,858
	Commercial Net Lease Realty	368,575	8,385,081
#	Corporate Office Properties Trust	269,000	11,168,880
	Cousins Properties, Inc.	348,800	10,697,696
	Crescent Real Estate Equities, Inc.	698,200	14,697,110
#	Developers Diversified Realty Corp.	751,099	37,697,659
#	Digital Realty Trust, Inc.	186,900	5,160,309
	Duke Realty Corp.	948,400	33,288,840
	EastGroup Properties, Inc.	151,900	6,979,805
	Entertainment Properties Trust	178,500	7,380,975
	Equity Inns, Inc.	372,600	5,767,848
	Equity Lifestyle Properties, Inc.	160,900	7,673,321
	Equity Office Properties Trust	2,802,563	88,140,606
	Equity One, Inc.	518,476	11,665,710
	Equity Residential	1,988,350	90,032,488

1

	Essex Property Trust, Inc.	157,700	15,714,805
	Extra Space Storage, Inc.	370,593	5,558,895
	Federal Realty Investment Trust	363,900	25,360,191
	FelCor Lodging Trust, Inc.	415,200	8,241,720
#	First Industrial Realty Trust, Inc.	306,800	11,836,344
	First Potomac Realty Trust	138,300	4,099,212
	General Growth Properties, Inc.	1,647,400	83,012,486
	Glenborough Realty Trust, Inc.	240,000	4,644,000
#	Glimcher Realty Trust	251,900	6,720,692
	Global Signal, Inc.	473,500	21,975,135
*	Golf Trust of America, Inc.	40,300	54,405
	Government Properties Trust, Inc.	142,800	1,219,512
#	Heritage Property Investment Trust	325,700	12,493,852
	Hersha Hospitality Trust	140,500	1,330,535
	Highland Hospitality Corp.	356,000	4,385,920
	Highwood Properties, Inc.	372,800	12,060,080
	HMG Courtland Properties, Inc.	2,600	27,118
	Home Properties of New York, Inc.	219,490	10,834,026
	Hospitality Properties Trust	496,300	22,085,350
	Host Marriott Corp.	2,438,900	47,387,827
	HRPT Properties Trust	1,448,000	15,522,560
	Inland Real Estate Corp.	465,400	7,162,506
	Innkeepers USA Trust	291,900	5,117,007
	Kilroy Realty Corp.	196,700	14,717,094
#	Kimco Realty Corp.	1,568,300	56,349,019
	Kite Realty Group Trust	194,200	2,938,246
	Lasalle Hotel Properties	242,100	9,671,895
	Lexington Corporate Properties Trust	353,500	7,536,620
	Liberty Property Trust	600,000	26,868,000
	Macerich Co.	475,900	34,288,595
	Mack-Cali Realty Corp.	426,700	19,158,830
	Maguire Properties, Inc.	300,300	10,162,152
*	Malan Realty Investors, Inc.	19,100	17,954
	Maxus Realty Trust, Inc.	3,325	42,394
*	Meristar Hospitality Corp.	595,000	6,134,450
	Mid-America Apartment Communities, Inc.	147,900	8,030,970
#	Mills Corp.	382,400	15,116,272
	Mission West Properties, Inc.	125,300	1,340,710
	Monmouth Real Estate Investment Corp. Class A	129,119	1,079,435
	New Plan Excel Realty Trust	708,700	17,752,935
	One Liberty Properties, Inc.	67,100	1,359,446
	Pan Pacific Retail Properties, Inc.	276,731	19,152,553
*	Paragon Real Estate Equity & Investment Trust	10,700	535
	Parkway Properties, Inc.	96,200	4,236,648
	Pennsylvania Real Estate Investment Trust	249,681	10,087,112
*	Philips International Realty Corp.	14,400	0
	Post Properties, Inc.	273,500	12,143,400
	ProLogis	1,655,800	86,962,616
	PS Business Parks, Inc.	147,500	7,845,525
	Public Storage, Inc.	878,500	68,540,570
	Ramco-Gershenson Properties Trust	114,500	3,327,370
	Realty Income Corp.	569,100	13,117,755
#	Reckson Associates Realty Corp.	561,401	22,961,301
	Regency Centers Corp.	461,500	29,766,750
*	Roberts Realty Investors, Inc.	16,500	130,350

2

Saul Centers, Inc.	116,500	4,519,035
Senior Housing Properties Trust	488,300	8,755,219
Shurgard Storage Centers, Inc. Class A	319,000	20,457,470
Simon Property Group, Inc.	1,527,497	126,736,426
Sizeler Property Investors, Inc.	144,000	2,088,000
SL Green Realty Corp.	279,700	24,308,727
Sovran Self Storage, Inc.	116,300	6,047,600
Strategic Hotel Capital, Inc.	378,100	8,166,960
Sun Communities, Inc.	123,900	4,289,418
Sunstone Hotel Investors, Inc.	325,700	9,562,552
Supertel Hospitality, Inc.	82,000	390,238
Tanger Factory Outlet Centers, Inc.	208,900	6,747,470
Taubman Centers, Inc.	345,400	13,726,196
Town & Country Trust	116,000	4,673,640
Trizec Properties, Inc.	1,067,800	25,915,506
# United Dominion Realty Trust, Inc.	932,900	24,955,075
United Mobile Homes, Inc.	65,900	1,024,745
Urstadt Biddle Properties, Inc.	31,200	511,056
Urstadt Biddle Properties, Inc. Class A	127,700	2,173,454
U-Store-It Trust	387,700	8,634,079
Vornado Realty Trust	954,400	84,932,056
Washington Real Estate Investment Trust	286,500	9,574,830
Weingarten Realty Investors	606,700	23,891,846
Winston Hotels, Inc.	180,300	1,853,484
Winthrop Realty Trust	245,500	1,320,790
Total Real Estate Investment Trusts		2,057,859,504

TOTAL COMMON STOCKS		2,057,859,504

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (4.8%)
Repurchase Agreement, Merrill Lynch Triparty Repo 4.54%, 03/01/06 (Collateralized by $70,830,000 U.S. Treasury Note 4.625%, 02/29/08, valued at $70,686,214) to be repurchased at $69,306,429	$69,298	69,297,690

Repurchase Agreement, Merrill Lynch Triparty Repo 4.52%, 03/01/06 (Collateralized by $21,795,000 U.S. Treasury Bond 4.50%, 02/15/36, valued at $21,668,504) to be repurchased at $21,242,077	21,239	21,239,410

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $14,136,000 FHLMC Notes 4.00%, 09/22/09, valued at $13,941,630) to be repurchased at $13,736,679	13,735	13,735,000
TOTAL TEMPORARY CASH INVESTMENTS		104,272,100

TOTAL INVESTMENTS — (100.0%)
(Cost $1,468,953,537)##		$2,162,131,604

3

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value ††

JAPAN — (24.1%)
COMMON STOCKS — (24.1%)
	Acom Co., Ltd.	7,500	$459,710
	Adenka Corp.	8,000	127,699
	Aderans Co., Ltd.	3,200	88,470
	Advantest Corp.	7,370	833,735
	AEON Co., Ltd.	73,100	1,743,937
	Aeon Credit Service, Ltd.	8,100	230,174
	Aeon Mall Co., Ltd.	3,200	141,889
	Aichi Bank, Ltd.	700	78,242
	Aichi Steel Corp.	10,000	89,973
	Aiful Corp.	9,900	661,691
	Aioi Insurance Co., Ltd.	63,000	464,920
#	Air Water, Inc.	9,000	84,833
	Aisin Seiki Co., Ltd.	25,600	908,516
	Ajinomoto Co., Inc.	56,000	596,274
	Alfresa Holdings Corp.	2,400	140,051
	All Nippon Airways Co., Ltd.	190,000	695,805
	Alpine Electronics, Inc.	2,500	34,515
	Alps Electric Co., Ltd.	17,000	265,822
	Amada Co., Ltd.	31,000	292,576
	Amano Corp.	5,000	90,041
	AOC Holdings, Inc.	3,600	64,738
	Aoyama Trading Co., Ltd.	5,500	169,420
	Asahi Breweries, Ltd.	35,700	482,534
	Asahi Glass Co., Ltd.	102,000	1,440,536
	Asahi Kasei Corp.	131,000	864,124
	Asatsu-Dk, Inc.	2,600	93,359
*	Ashikaga Financial Group, Inc.	41,000	0
	Asics Corp.	16,000	151,742
	Astellas Pharma, Inc.	61,255	2,364,767
	Autobacs Seven Co., Ltd.	2,500	125,529
	Awa Bank, Ltd.	18,000	114,641
#	Bank of Ikeda, Ltd.	1,100	59,991
	Bank of Iwate, Ltd.	1,500	97,854
	Bank of Kyoto, Ltd.	23,000	268,348
	Bank of Nagoya, Ltd.	15,000	105,667
	Bank of Yokohama, Ltd.	121,000	975,752
	Benesse Corp.	7,700	264,058
#	Bosch Corp.	30,000	129,859
	Bridgestone Corp.	75,000	1,462,572
	Brother Industries, Ltd.	25,000	268,268
#	Calsonic Kansei Corp.	15,000	103,804
	Canon Sales Co., Inc.	7,000	149,683

1

	Canon, Inc.	83,000	5,182,193
	Casio Computer Co., Ltd.	18,000	291,427
	Central Glass Co., Ltd.	14,000	78,921
	Central Japan Railway Co.	254	2,487,414
	Chiba Bank, Ltd.	59,000	496,957
	Chiyoda Corp.	13,000	313,434
	Chubu Electric Power Co., Ltd.	67,100	1,778,623
#	Chudenko Corp.	2,700	49,232
	Chugai Pharmaceutical Co., Ltd.	54,600	1,001,195
	Chugoku Bank, Ltd.	17,000	244,387
	Chugoku Electric Power Co., Ltd.	25,800	558,823
	Circle K Sunkus Co., Ltd.	5,100	118,622
	Citizen Watch Co., Ltd.	25,000	223,339
	CMK Corp.	3,000	54,565
	Coca-Cola West Japan Co., Ltd.	4,600	110,221
	Comsys Holdings Corp.	11,000	152,937
	Cosmo Oil Co., Ltd.	49,000	249,127
	Credit Saison Co., Ltd.	14,900	703,690
	CSK Corp.	6,100	277,365
#	Culture Convenience Club Co., Ltd.	4,000	117,118
	Dai Nippon Ink & Chemicals, Inc.	56,000	227,110
	Dai Nippon Printing Co., Ltd.	63,000	1,113,484
	Dai Nippon Screen Mfg. Co., Ltd.	19,000	176,211
	Dai Nippon Sumitomo Pharma Co., Ltd.	23,000	258,387
	Daicel Chemical Industries, Ltd.	28,000	225,366
	Daido Steel Co., Ltd.	37,000	323,010
*	Daiei, Inc.	3,500	96,558
	Daifuku Co., Ltd.	6,000	110,775
	Daihatsu Motor Co., Ltd.	28,000	278,552
*	Daiichi Sankyo Co, Ltd.	53,546	1,105,567
	Daikin Industries, Ltd.	21,000	698,775
*	Daikyo, Inc.	13,000	68,429
	Daimaru, Inc.	21,000	282,406
#	Daio Paper Corp.	8,000	84,976
	Daishi Bank, Ltd.	28,000	138,572
	Daito Trust Construction Co., Ltd.	9,800	458,918
	Daiwa House Industry Co., Ltd.	43,000	688,204
	Daiwa Securities Co., Ltd.	143,000	1,697,718
	Denki Kagaku Kogyo KK	38,000	159,554
	Denso Corp.	78,000	2,845,471
	Dentsu, Inc.	242	809,987
	Diamond City Co., Ltd.	2,300	90,982
	Disco Corp.	1,700	103,399
	Don Quijote Co., Ltd.	1,400	106,469
	Dowa Mining Co., Ltd.	24,000	264,322
	East Japan Railway Co.	354	2,518,322
	Ebara Corp.	27,000	167,883
	Edion Corp.	5,000	104,324
	Eisai Co., Ltd.	27,200	1,257,928
	Exedy Corp.	3,000	88,345
	Ezaki Glico Co., Ltd.	10,000	93,616
#	Familymart Co., Ltd.	6,000	188,351
	Fancl Corp.	1,700	117,583
	Fanuc, Ltd.	20,800	1,753,959

2

#	Fast Retailing Co., Ltd.	10,200	885,249
	Fuji Electric Holdings Co., Ltd.	49,000	229,082
	Fuji Fire & Marine Insurance Co., Ltd.	18,000	72,667
	Fuji Heavy Industries, Ltd.	50,000	270,934
	Fuji Photo Film Co., Ltd.	58,000	1,856,019
	Fuji Soft ABC, Inc.	2,600	73,303
	Fujikura, Ltd.	29,000	322,050
	Fujitsu, Ltd.	209,440	1,668,835
	Fukuoka Bank, Ltd.	52,000	441,174
#	Fukuyama Transporting Co., Ltd.	11,000	46,188
	Funai Electric Co., Ltd.	2,500	220,233
*	Furukawa Electric Co., Ltd.	30,000	234,105
#	Futaba Industrial Co., Ltd.	4,400	99,467
	Gigas K’s Denki Corp.	4,400	143,289
	Glory, Ltd.	6,200	139,238
	GMO Internet, Inc.	2,000	31,371
	Goldcrest Co., Ltd.	800	62,358
	Goodwill Group, Inc.	78	55,720
	Gulliver International Co., Ltd.	340	38,598
	Gunma Bank, Ltd.	35,000	260,570
	Gunze, Ltd.	19,000	121,182
	Hachijuni Bank, Ltd.	42,000	324,116
#	Hamamatsu Photonics K.K.	4,000	113,269
	Hankyu Department Stores, Inc.	13,000	114,747
	Hankyu Holdings, Inc.	85,000	449,841
#	Hanshin Electric Railway Co., Ltd.	35,000	301,535
# *	Haseko Corp.	56,000	195,127
	Heiwa Corp.	6,700	103,083
	Higo Bank, Ltd.	18,000	147,093
	Hikari Tsushin, Inc.	3,800	262,706
	Hino Motors, Ltd.	53,000	334,643
	Hirose Electric Co., Ltd.	2,700	364,497
	Hiroshima Bank, Ltd.	48,000	290,030
	Hisamitsu Pharmaceutical Co., Inc.	5,000	119,301
	Hitachi Cable, Ltd.	18,000	101,613
	Hitachi Chemical Co., Ltd.	17,700	490,965
	Hitachi Construction Machinery Co., Ltd.	12,000	294,869
	Hitachi High-Technologies Corp.	8,300	216,833
	Hitachi Koki Co., Ltd.	6,000	94,772
	Hitachi Kokusai Electric, Inc.	12,000	145,696
	Hitachi Maxell, Ltd.	3,700	60,188
	Hitachi Metals, Ltd.	25,000	264,643
	Hitachi Software Engineering Co., Ltd.	3,000	55,712
	Hitachi Transport System, Ltd.	3,000	28,536
	Hitachi, Ltd.	359,000	2,500,849
	Hokkaido Electric Power Co., Inc.	15,700	368,504
	Hokkoku Bank, Ltd.	22,000	101,657
	Hokugin Financial Group, Inc.	101,000	434,760
	Hokuriku Electric Power Co., Inc.	15,400	348,452
	Honda Motor Co., Ltd.	83,800	4,894,782
	House Foods Corp.	5,600	86,579
	Hoya Corp.	46,400	1,840,881
	Hyakugo Bank, Ltd.	19,000	127,606
	Hyakujishi Bank, Ltd.	23,000	147,779

3

	Ibiden Co., Ltd.	10,800	506,082
	Isetan Co., Ltd.	14,300	258,771
*	Ishikawajima-Harima Heavy Industries Co., Ltd.	98,000	297,180
#	Isuzu Motors, Ltd.	67,000	230,711
#	ITO EN, Ltd.	5,600	174,008
	Itochu Corp.	144,000	1,196,859
	Itochu Techno-Science Corp.	4,200	161,867
	Iyo Bank, Ltd.	21,000	206,605
	Izumi Co., Ltd.	2,500	85,120
#	Japan Airlines System Corp.	252,000	674,148
	Japan Aviation Electronics Industry, Ltd.	6,000	87,362
	Japan Petroleum Exploration Co., Ltd.	4,000	245,305
	Japan Steel Works, Ltd.	26,000	160,862
	JFE Holdings, Inc.	62,800	2,314,742
*	JFE Shoji Holdings, Inc.	15,000	76,875
	JGC Corp.	23,000	488,576
	Joint Corp.	5,200	149,285
	JS Group Corp.	28,740	560,928
	JSR Corp., Tokyo	18,500	544,821
	Juroku Bank, Ltd.	27,000	191,028
	Kagoshima Bank, Ltd.	13,000	103,716
	Kajima Corp.	78,000	457,093
	Kamigumi Co., Ltd.	21,000	160,262
	Kandenko Co., Ltd.	8,000	57,614
*	Kanebo, Ltd.	1,900	5,909
	Kaneka Corp.	25,000	329,026
	Kansai Electric Power Co., Inc.	81,000	1,884,855
	Kansai Paint Co., Ltd., Osaka	20,000	170,945
	Kao Corp.	53,000	1,439,610
	Katokichi Co., Ltd.	9,300	63,967
#	Kawasaki Heavy Industries, Ltd.	110,000	376,804
#	Kawasaki Kisen Kaisha, Ltd.	44,000	273,689
	KDDI Corp.	344	1,766,889
	Keihin Corp.	4,100	99,538
#	Keihin Electric Express Railway Co., Ltd.	42,000	349,978
	Keio Electric Railway Co., Ltd.	53,000	327,549
#	Keisei Electric Railway Co., Ltd.	23,000	147,924
	Keiyo Bank, Ltd.	21,000	142,710
	Keyence Corp.	3,200	874,152
	Kikkoman Corp.	12,000	117,577
	Kinden Corp.	14,000	132,357
	Kintetsu Corp.	147,280	570,237
	Kirin Beverage Corp.	2,000	46,640
	Kirin Brewery Co., Ltd.	91,000	1,197,578
	Kissei Pharmaceutical Co., Ltd.	4,000	68,315
	Kobayashi Pharmaceutical Co., Ltd.	2,700	90,016
	Kobe Steel, Ltd.	284,000	1,079,279
	Koei Co., Ltd.	3,640	74,191
	Koito Manufacturing Co., Ltd.	7,000	86,862
	Kokuyo Co., Ltd.	8,000	119,204
	Komatsu, Ltd.	93,000	1,649,316
	Komeri Co., Ltd.	4,000	148,197
	Komori Corp.	6,000	126,511
#	Konami Co., Ltd.	8,600	212,035

4

	Konica Minolta Holdings, Inc.	40,000	498,705
	Kose Corp.	3,355	137,511
	Koyo Seiko Co.	19,560	370,514
	Kubota Corp.	100,000	977,983
	Kuraray Co., Ltd.	34,000	408,716
	Kurita Water Industries, Ltd.	10,300	220,989
	Kyocera Corp.	18,300	1,617,462
	KYORIN Pharmaceutical Co., Ltd.	6,000	77,206
	Kyowa Exeo Corp.	5,000	64,514
	Kyowa Hakko Kogyo Co., Ltd.	28,000	212,479
	Kyushu Electric Power Co., Inc.	37,500	904,565
	Lawson Inc.	8,100	302,436
*	Leopalace21 Corp.	11,000	395,657
	Lintec Corp.	4,000	97,483
#	Lion Corp.	19,000	122,399
#	Mabuchi Motor Co., Ltd.	3,400	174,297
	Maeda Corp.	13,000	80,564
	Makita Corp.	10,000	290,821
	Marubeni Corp.	142,000	704,274
	Marui Co., Ltd.	28,100	532,356
	Maruichi Steel Tube, Ltd.	6,000	152,327
*	Matsui Securities Co., Ltd.	9,700	133,253
	Matsumotokiyoshi Co., Ltd.	4,100	113,329
	Matsushita Electric Industrial Co., Ltd.	235,188	4,945,866
	Matsushita Electric Works, Ltd.	79,000	920,300
#	Matsuzakaya Co., Ltd.	14,000	112,239
	Mazda Motor Corp.	89,000	506,167
	Mediceo Paltac Holdings Co., Ltd.	15,400	253,199
	Meiji Dairies Corp.	21,000	113,841
	Meiji Seika Kaisha, Ltd. Tokyo	28,000	143,382
	Meitec Corp.	3,400	116,742
	Millea Holdings, Inc.	166	3,378,103
	Minato Bank, Ltd.	10,000	32,990
	Minebea Co., Ltd.	31,000	186,555
	Miraca Holdings, Inc.	4,500	88,569
*	Misawa Homes Holdings, Inc.	3,000	154,973
	MISUMI Group, Inc.	2,800	112,988
*	Mitsubishi Chemical Holdings Corp.	146,990	899,045
	Mitsubishi Corp.	136,500	3,166,956
	Mitsubishi Electric Corp.	207,000	1,648,371
	Mitsubishi Estate Co., Ltd.	126,000	2,657,189
	Mitsubishi Gas Chemical Co., Inc.	36,000	425,170
	Mitsubishi Heavy Industries, Ltd.	343,000	1,610,989
	Mitsubishi Logistics Corp.	10,000	155,986
#	Mitsubishi Materials Corp.	88,000	454,930
# *	Mitsubishi Motors Corp.	354,000	732,024
	Mitsubishi Rayon Co., Ltd.	66,000	530,335
	Mitsubishi UFJ Financial Group, Inc.	771	11,453,840
	Mitsubishi UFJ Securities Co., Ltd.	66,120	962,260
	Mitsui & Co., Ltd.	161,000	2,202,716
	Mitsui Chemicals, Inc.	60,000	480,563
	Mitsui Engineering and Shipbuilding Co., Ltd.	63,000	196,978
	Mitsui Fudosan Co., Ltd.	41,000	851,672
	Mitsui Mining and Smelting Co., Ltd.	60,000	405,471

5

	Mitsui O.S.K. Lines, Ltd.	107,000	780,186
	Mitsui Sumitoma Insurance Co., Ltd.	122,790	1,619,415
	Mitsui Trust Holdings, Inc.	63,000	923,690
	Mitsukoshi, Ltd.	35,000	199,021
	Mizuho Financial Group, Inc.	983	7,835,707
# *	Mizuho Investors Securities Co., Ltd.	86,000	259,625
#	Mizuho Trust & Banking Co., Ltd.	667,000	2,034,364
#	Modec, Inc.	1,900	49,522
#	Mori Seiki Co., Ltd.	6,400	118,069
	Murata Manufacturing Co., Ltd.	22,700	1,399,789
	Musashino Bank, Ltd.	2,400	137,381
	Nabtesco Corp.	13,000	145,622
	Nachi-Fujikoshi Corp.	15,000	91,696
	Nagase & Co., Ltd.	10,000	127,774
#	Nagoya Railroad Co., Ltd.	70,000	244,638
*	Namco Bandai Holdings, Inc.	25,900	321,750
	Nanto Bank, Ltd.	20,000	117,395
	NEC Corp.	183,000	1,123,225
#	NEC Fielding, Ltd.	2,700	45,243
	NEOMAX Co., Ltd.	5,000	145,853
	Net One Systems Co., Ltd.	46	92,125
	NGK Insulators, Ltd.	25,000	337,875
	NGK Spark Plug Co., Ltd.	14,000	317,389
	NHK Spring Co., Ltd.	14,000	166,095
	Nichicon Corp.	5,600	70,427
	Nichirei Corp.	20,000	91,756
	Nidec Corp.	11,000	866,889
	Nidec Sankyo Corp.	11,000	165,988
#	Nihon Unisys, Ltd.	4,900	68,398
	Nikko Cordial Corp.	94,000	1,479,771
	Nikon Corp.	24,000	408,152
	Nintendo Co., Ltd., Kyoto	10,700	1,578,011
	Nippon Electric Glass Co., Ltd.	25,000	601,821
	Nippon Express Co., Ltd.	75,000	396,801
	Nippon Kayaku Co., Ltd.	13,000	108,161
	Nippon Light Metal Co., Ltd.	44,000	123,158
	Nippon Meat Packers, Inc., Osaka	17,000	168,666
	Nippon Mining Holdings, Inc.	65,500	489,143
	Nippon Mitsubishi Oil Corp.	126,000	955,414
	Nippon Paper Group, Inc.	90	415,920
	Nippon Seiki Co., Ltd.	2,000	44,898
	Nippon Sheet Glass Co., Ltd.	39,000	164,300
	Nippon Shokubai Co., Ltd.	12,000	136,478
	Nippon Steel Corp.	689,000	2,745,886
	Nippon Suisan Kaisha, Ltd.	11,000	43,402
	Nippon Telegraph & Telephone Corp.	2,177	9,400,110
	Nippon Yusen KK	94,000	611,491
	Nipponkoa Insurance Co., Ltd.	88,000	795,770
	Nishimatsu Construction Co., Ltd.	23,000	97,571
	Nishimatsuya Chain Co., Ltd.	4,200	80,889
	Nishi-Nippon Bank, Ltd.	45,000	230,641
	Nishi-Nippon Railroad Co., Ltd.	26,000	93,296
	Nissan Chemical Industries, Ltd.	15,000	246,825
	Nissan Diesel Motor Co., Ltd.	31,000	170,786

6

	Nissan Motor Co., Ltd.	437,600	5,023,533
	Nissan Shatai Co., Ltd.	7,000	48,199
	Nissay Dowa General Insurance Co., Ltd.	29,000	217,389
	Nissha Printing Co., Ltd.	6,000	199,297
	Nisshin Seifun Group, Inc.	16,500	167,473
	Nisshin Steel Co., Ltd.	73,000	243,559
	Nisshinbo Industries, Inc.	13,000	136,687
	Nissin Food Products Co., Ltd.	8,400	256,249
	Nitto Denko Corp.	19,400	1,664,821
	NOK Corp.	15,000	437,972
	Nomura Research Institute, Ltd.	3,900	445,392
	Nomura Securities Co., Ltd.	200,000	3,816,624
	NS Solutions Corp.	3,900	99,644
	NSK, Ltd.	38,000	291,245
	NTN Corp.	36,000	266,900
	NTT Data Corp.	303	1,400,927
	NTT DoCoMo, Inc.	6,017	8,902,502
	Obayashi Corp.	60,000	448,261
	Obic Co., Ltd.	600	118,801
	Odakyu Electric Railway Co., Ltd.	61,000	375,419
	Ogaki Kyoritsu Bank, Ltd.	18,000	96,978
	Oita Bank, Ltd.	9,000	68,758
	Oji Paper Co., Ltd.	74,000	511,480
	Okasan Holdings, Inc.	13,000	135,790
#	Oki Electric Industry Co., Ltd.	44,000	140,998
	Okuma Corp.	10,000	120,843
	Okumura Corp.	16,000	86,407
	Olympus Corp.	19,000	547,040
	OMC Card, Inc.	8,000	127,313
	Omron Corp.	19,600	547,285
	Ono Pharmaceutical Co., Ltd.	9,600	431,851
	Onward Kashiyama Co., Ltd.	12,000	203,323
#	Oracle Corp. Japan	17,500	814,158
*	Orient Corp.	31,000	109,952
	Oriental Land Co., Ltd.	9,400	554,237
	Orix Corp.	4,260	1,121,533
	Osaka Gas Co., Ltd.	181,000	692,987
	OSG Corp.	6,000	111,527
	Otsuka Corp.	1,900	195,260
#	Paris Miki, Inc.	1,900	37,120
	Park24 Co., Ltd.	3,000	96,476
	Pioneer Electronic Corp.	13,200	206,344
	Promise Co., Ltd.	6,500	392,252
	Q.P. Corp.	8,900	85,165
	Rengo Co., Ltd.	17,000	121,512
*	Resona Holdings, Inc.	1,412	4,979,007
	Resorttrust, Inc.	3,000	99,721
	Ricoh Co., Ltd., Tokyo	67,000	1,240,528
	Right On Co., Ltd.	1,600	73,857
	Rinnai Corp.	3,000	87,691
	Rohm Co., Ltd.	11,400	1,088,363
	Round One Corp.	32	130,127
	Ryohin Keikaku Co., Ltd.	2,000	150,077
	Ryoshoku, Ltd.	2,600	67,588

7

	Sagami Railway Co., Ltd.	27,000	95,220
	Sanken Electric Co., Ltd.	8,000	119,126
	Sankyo Co., Ltd.	8,700	532,217
#	Sankyu, Inc., Tokyo	26,000	146,489
*	Sanrio Co., Ltd.	8,600	124,084
	Santen Pharmaceutical Co., Ltd.	5,300	123,645
#	Sanwa Shutter Corp.	15,000	99,814
# *	Sanyo Electric Co., Ltd.	154,000	373,056
	Sanyo Special Steel Co., Ltd.	16,000	163,879
	Sapporo Hokuyo Holdings, Inc.	28	302,086
	Sapporo Holdings, Ltd.	19,000	98,715
	Secom Co., Ltd.	22,000	1,091,571
	Sega Sammy Holdings, Inc.	14,048	572,951
#	Seiko Epson Corp.	10,400	248,633
	Seino Holdings Co., Ltd.	14,000	136,669
*	Seiyu, Ltd.	28,000	60,092
	Sekisui Chemical Co., Ltd.	40,000	322,834
	Sekisui House, Ltd.	50,000	760,300
	Seven & I Holdings Co., Ltd.	128,200	5,244,043
	SFCG Co., Ltd.	870	182,188
	Sharp Corp., Osaka	92,000	1,622,921
	Shiga Bank, Ltd.	19,000	134,270
	Shikoku Bank, Ltd.	14,000	69,336
	Shikoku Electric Power Co., Inc.	20,100	453,677
	Shimachu Co., Ltd.	4,600	135,352
	Shimadzu Corp.	21,000	129,797
	Shimamura Co., Ltd.	2,400	271,546
	Shimano, Inc.	7,700	220,710
	Shimizu Corp.	52,000	365,026
	Shin-Etsu Chemical Co., Ltd.	40,900	2,177,636
	Shinko Electric Industries Co., Ltd.	2,000	146,487
	Shinko Securities Co., Ltd.	47,000	241,615
	Shinsei Bank, Ltd.	92,000	618,745
	Shionogi & Co., Ltd.	35,000	482,624
	Shiseido Co., Ltd.	33,000	582,043
	Shizuoka Bank, Ltd.	54,000	529,411
	Showa Corp.	4,300	70,847
	Showa Denko KK	92,000	393,649
	Showa Shell Sekiyu KK	35,100	399,199
#	Skylark Co., Ltd.	6,500	101,796
	SMBC Friend Securities Co., Ltd.	21,500	162,326
	SMC Corp.	5,000	706,311
#	Softbank Corp.	85,800	2,623,683
	Sohgo Security Services Co.,Ltd.	6,200	101,024
# *	Sojitz Corp.	28,900	158,587
	Sompo Japan Insurance, Inc.	95,000	1,379,740
	Sony Corp.	106,300	4,977,161
	Square Enix Co., Ltd.	9,500	251,475
	Stanley Electric Co., Ltd.	11,900	228,708
#	Sumisho Computer Systems Corp.	1,600	28,580
	Sumitomo Bakelite Co., Ltd.	16,000	136,363
	Sumitomo Chemical Co., Ltd.	160,000	1,247,665
	Sumitomo Corp.	112,000	1,513,076
	Sumitomo Corporation’s Leasing, Ltd.	2,800	135,713

8

	Sumitomo Electric Industries, Ltd.	73,000	1,096,973
	Sumitomo Forestry Co., Ltd.	11,000	111,724
	Sumitomo Heavy Industries, Ltd.	57,000	509,762
	Sumitomo Metal Industries, Ltd., Osaka	418,000	1,855,696
	Sumitomo Metal Mining Co., Ltd.	48,000	635,808
	Sumitomo Mitsui Financial Group, Inc.	483	5,279,402
	Sumitomo Osaka Cement Co., Ltd.	35,000	109,334
	Sumitomo Real Estate Sales Co., Ltd.	1,800	117,199
	Sumitomo Realty & Development Co., Ltd.	40,000	929,615
	Sumitomo Rubber Industries, Ltd.	16,000	193,166
	Sumitomo Titanium Corp.	1,000	153,691
	Sumitomo Trust & Banking Co., Ltd.	152,000	1,541,063
	Sumitomo Warehouse Co., Ltd.	11,000	86,721
	Sundrug Co., Ltd.	1,500	75,695
	Suruga Bank, Ltd.	18,000	232,517
	Suzuken Co., Ltd.	6,980	207,501
	Suzuki Motor Corp.	46,500	923,372
	Sysmex Corp.	2,600	108,297
	T&D Holdings, Inc.	23,900	1,790,351
	Taiheiyo Cement Corp.	80,000	344,232
	Taisei Corp.	116,000	561,898
	Taisho Pharmaceutical Co., Ltd.	30,000	635,033
	Taiyo Nippon Sanso Corp.	22,000	153,262
	Taiyo Yuden Co., Ltd.	10,000	152,292
#	Takara Holdings, Inc.	14,000	84,403
	Takashimaya Co., Ltd.	22,000	318,701
	Takeda Pharmaceutical Co., Ltd.	99,600	5,548,165
	Takefuji Corp.	10,350	664,191
	Tanabe Seiyaku Co., Ltd.	20,000	220,845
# *	TC Properties Co., Ltd.	61,900	116,487
	TDK Corp.	10,800	748,134
	Teijin, Ltd.	72,000	485,834
	Teikoku Oil Co., Ltd.	16,000	216,211
	Terumo Corp.	19,200	586,168
	The 77 Bank, Ltd.	29,000	218,512
	The Joyo Bank, Ltd.	66,000	423,268
	The Nisshin Oillio Group, Ltd.	10,000	76,809
	The San-in Godo Bank, Ltd.	14,000	139,308
	THK Co., Ltd.	8,400	236,142
	TIS, Inc.	3,700	98,291
	Toagosei Co., Ltd.	15,000	65,069
	Tobu Railway Co., Ltd.	77,000	386,919
	Toda Corp.	19,000	97,053
	Toho Bank, Ltd.	14,000	72,099
	Toho Co., Ltd.	12,800	239,747
	Toho Gas Co., Ltd.	43,000	174,478
#	Toho Titanium Co., Ltd.	4,000	263,234
	Tohuku Electric Power Co., Inc.	49,900	1,129,110
	Tokai Rika Co., Ltd.	4,000	105,874
	Tokai Rubber Industries, Ltd.	6,000	92,613
	Tokai Tokyo Securities Co., Ltd.	20,000	130,101
	Tokuyama Corp.	20,000	298,389
	Tokyo Electric Power Co., Ltd	128,800	3,476,870
	Tokyo Electron, Ltd.	15,200	1,012,285

9

	Tokyo Gas Co., Ltd.	228,000	1,038,087
	Tokyo Leasing Co., Ltd.	2,000	29,968
	Tokyo Seimitsu Co., Ltd.	2,900	168,963
	Tokyo Steel Manufacturing Co., Ltd.	10,100	194,072
	Tokyo Style Co., Ltd.	7,000	80,160
	Tokyo Tatemono Co., Ltd.	31,000	299,836
	Tokyo Tomin Bank, Ltd.	3,000	134,762
	Tokyu Corp.	79,000	492,852
	Tokyu Land Corp.	47,000	409,951
# *	Tomen Corp.	49,000	77,906
	TonenGeneral Sekiyu KK	27,000	269,858
	Topcon Corp.	3,000	97,265
	Toppan Forms Co., Ltd.	3,500	53,859
	Toppan Printing Co., Ltd.	68,000	868,690
	Toray Industries, Inc.	135,000	1,040,169
	Toshiba Corp.	324,000	1,836,296
	Toshiba Machine Co., Ltd.	9,000	95,358
	Toshiba TEC Corp.	11,000	56,672
	Tosoh Corp.	43,000	225,890
	Toto, Ltd.	25,000	212,032
# *	Toyama Chemicals Co., Ltd.	24,000	156,205
#	Toyo Ink Manufacturing Co., Ltd.	13,000	65,350
	Toyo Seikan Kaisha, Ltd.	15,300	263,831
	Toyo Suisan Kaisha, Ltd.	7,000	102,063
	Toyo Tire & Rubber Co., Ltd.	13,000	61,064
	Toyobo Co., Ltd.	52,000	160,878
	Toyoda Gosei Co., Ltd.	10,100	215,480
	Toyota Auto Body Co., Ltd.	7,500	145,809
	Toyota Industries Corp.	15,300	612,104
	Toyota Motor Credit Corp.	282,400	15,054,024
#	Toyota Tsusho Corp.	18,000	416,630
#	Trans Cosmos, Inc.	1,000	59,014
	Trend Micro, Inc.	9,500	289,760
	Tsubakimoto Chain Co.	12,000	85,096
	Tsumura & Co.	5,000	129,516
	TV Asahi Corp.	65	168,873
	Ube Industries, Ltd.	74,000	218,352
	UFJ Central Leasing Co., Ltd.	2,000	94,661
	UFJ NICOS Co., Ltd.	67,000	643,077
*	Ulvac, Inc.	4,000	165,502
	Uni-Charm Corp.	4,600	229,534
	Uniden Corp.	5,000	74,889
	UNY Co., Ltd.	12,000	182,543
	Urban Corp.	10,000	146,525
	Ushio, Inc.	9,000	219,936
	USS Co., Ltd.	2,090	138,000
	Victor Co. of Japan, Ltd.	16,000	86,482
	Wacoal Corp.	10,000	137,870
	West Japan Railway Co.	152	616,114
	Xebio Co., Ltd.	1,700	82,918
	Yahoo Japan Corp.	3,000	3,530,706
	Yakult Honsha Co., Ltd.	12,000	277,458
	Yamada Denki Co., Ltd.	5,300	567,814
	Yamaguchi Bank, Ltd.	15,000	213,912

10

	Yamaha Corp.	16,100	276,646
	Yamaha Motor Co., Ltd.	21,000	478,934
	Yamanashi Chuo Bank, Ltd.	14,000	107,012
	Yamatake Corp.	5,200	124,118
	Yamato Kogyo Co., Ltd.	8,000	166,046
	Yamato Transport Co., Ltd.	39,000	745,334
#	Yamazaki Baking Co., Ltd.	12,000	96,992
# *	Yaskawa Electric Corp.	17,000	185,152
	Yodogawa Steel Works, Ltd.	13,000	79,379
	Yokogawa Electric Corp.	27,000	494,184
	Yokohama Rubber Co., Ltd.	26,000	138,333
#	York-Benimaru Co., Ltd.	2,700	89,564
#	Yoshinoya D&C Co., Ltd.	35	56,015
#	Zenrin Co., Ltd.	2,800	92,176
#	Zensho Co., Ltd.	7,000	168,251
	Zeon Corp.	15,000	188,973

TOTAL — JAPAN			333,253,527

UNITED KINGDOM — (21.1%)
COMMON STOCKS — (21.1%)
	3i Group P.L.C.	44,811	738,019
*	Admiral Group P.L.C.	10,230	101,343
	Aegis Group P.L.C.	93,242	216,047
	Alliance & Leicester P.L.C.	46,652	874,555
	Alliance Unichem P.L.C.	46,743	718,174
	Amec P.L.C.	26,046	181,102
*	Amlin P.L.C.	23,028	104,507
	Amvescap P.L.C.	81,593	770,752
	Anglo America P.L.C.	157,976	5,885,053
	Antofagasta P.L.C.	38,710	1,394,741
	Arm Holdings P.L.C.	139,465	336,285
	Arriva P.L.C.	17,572	185,680
	Associated British Foods P.L.C.	158,357	2,429,286
	Associated British Ports Holdings P.L.C.	31,348	339,709
	AstraZeneca P.L.C.	170,638	7,880,588
	Aviva P.L.C.	271,971	3,763,026
	AWG P.L.C.	14,714	285,585
	BAA P.L.C.	109,295	1,533,408
	BAE Systems P.L.C.	349,313	2,571,310
	Balfour Beatty P.L.C.	38,213	250,621
	Barclays P.L.C	720,934	8,444,353
	Barratt Developments P.L.C.	24,917	451,393
	BBA Group P.L.C.	44,903	210,839
	Bellway P.L.C.	8,316	170,852
	BG Group P.L.C.	383,852	4,496,005
	BHP Billiton P.L.C.	264,333	4,442,326
	BOC Group P.L.C.	38,519	1,018,808
*	Boots Group P.L.C.	48,513	603,281
	BP P.L.C.	2,255,040	24,945,473
	Bradford & Bingley P.L.C.	58,335	478,494
	Brambles Industries P.L.C.	71,029	513,251
*	British Airways P.L.C.	184,946	1,064,300

11

	British American Tobacco P.L.C.	273,139	6,507,577
*	British Energy Group P.L.C.	43,250	467,838
	British Land Co. P.L.C.	54,197	1,149,093
	British Sky Broadcasting Group P.L.C.	272,457	2,414,979
	BT Group P.L.C.	917,068	3,307,716
	Bunzl P.L.C.	31,721	355,464
	Burberry Group P.L.C.	48,731	391,310
	Burren Energy P.L.C.	13,812	240,587
	Cable and Wireless P.L.C.	245,792	459,171
	Cadbury Schweppes P.L.C.	216,640	2,200,758
*	Cairn Energy P.L.C.	15,787	533,937
	Capita Group P.L.C.	64,655	538,002
	Carnival P.L.C.	21,630	1,181,684
	Carphone Warehouse Group P.L.C.	182,534	866,344
	Centrica P.L.C.	382,951	1,950,729
	Close Brothers Group P.L.C.	14,870	269,699
	Cobham P.L.C.	100,410	299,084
	Collins Stewart Tullett P.L.C.	15,145	184,302
	Compass Group P.L.C.	212,834	810,158
	Corus Group P.L.C.	446,515	563,955
*	CSR P.L.C.	12,310	195,354
	Daily Mail & General Trust P.L.C. Series A	30,329	345,747
	Diageo P.L.C.	314,077	4,820,137
	DSG International	192,294	579,865
*	Easyjet P.L.C.	36,675	238,121
	Electrocomponents P.L.C.	39,172	197,811
	Emap P.L.C.	25,504	424,768
	EMI Group P.L.C.	80,276	345,416
	Enterprise Inns P.L.C.	35,517	558,068
	First Choice Holidays P.L.C.	15,730	62,251
	Firstgroup P.L.C.	40,935	301,054
	Friends Provident P.L.C.	209,193	758,463
	Gallaher Group P.L.C.	68,280	1,058,032
	General Electric Co.	22,898	754,677
	GKN P.L.C.	73,924	440,412
	GlaxoSmithKline P.L.C.	629,019	15,976,543
	Group 4 Securicor P.L.C.	104,530	325,911
	GUS P.L.C.	90,202	1,659,926
	Hammerson P.L.C.	27,248	544,638
	Hanson P.L.C.	77,218	942,671
	Hays P.L.C.	152,663	395,908
	HBOS P.L.C.	431,353	8,033,170
	Hilton Group P.L.C.	160,629	1,036,875
	HSBC Holdings P.L.C.	1,242,796	21,268,450
	ICAP P.L.C.	64,402	501,770
	IMI P.L.C.	34,896	319,912
	Imperial Chemical Industries P.L.C.	121,126	714,363
	Imperial Tobacco Group P.L.C.	72,542	2,181,705
	Inchcape P.L.C.	7,420	313,257
	Informa P.L.C.	40,405	315,238
	InterContinental Hotels Group P.L.C.	45,479	699,031
	International Power P.L.C.	155,846	780,873
	Intertek Group P.L.C.	14,739	193,808
	ITV P.L.C.	409,482	778,795

12

	Johnson Matthey P.L.C.	22,043	552,531
	Johnston Press P.L.C.	31,946	262,075
	Kelda Group P.L.C.	38,193	533,371
	Kesa Electricals P.L.C.	47,659	221,963
	Kingfisher P.L.C.	223,029	892,055
	Land Securities Group P.L.C.	49,000	1,580,796
	Legal and General Group P.L.C.	652,974	1,491,111
	Liberty International P.L.C.	39,267	763,286
	Lloyds TSB Group P.L.C.	628,751	6,107,869
	Logicacmg P.L.C.	100,089	352,401
	Lonmin P.L.C.	14,110	561,280
	Man Group P.L.C.	122,935	4,980,007
	Marks & Spencer Group P.L.C.	206,756	1,878,973
	Meggitt P.L.C.	44,161	288,957
	Misys P.L.C.	50,290	206,927
	Mitchells & Butlers P.L.C.	51,308	356,204
	Morrison (Wm.) Supermarkets P.L.C.	283,810	1,061,115
*	Mytravel Group P.L.C.	733	2,938
	National Express Group P.L.C.	11,282	175,713
	National Grid Group P.L.C.	297,760	3,130,725
	Next P.L.C.	24,719	714,961
	Northern Rock P.L.C.	42,279	835,274
	Northumbrian Water Group P.L.C.	39,546	169,199
*	Old Mutual P.L.C.	138,822	457,052
	Pearson P.L.C.	84,821	1,053,504
	Peninsular & Oriental Steam Navigation P.L.C.	67,951	614,961
	Pennon Group P.L.C.	11,840	290,188
	Persimmon P.L.C.	27,757	679,507
	Pilkington P.L.C.	135,509	384,881
	Provident Financial P.L.C.	17,113	180,516
	Prudential Corp. P.L.C.	249,777	2,642,526
	Punch Taverns, Ltd.	25,730	385,640
	Rank Group P.L.C.	61,189	279,240
	Reckitt Benckiser P.L.C.	81,700	2,908,978
	Reed International P.L.C.	121,003	1,092,378
*	Regus Group P.L.C.	40,180	80,134
	Rentokil Initial P.L.C.	175,405	483,059
	Resolution P.L.C.	16,713	195,188
	Reuters Holdings Group P.L.C.	136,336	907,996
	Rexam P.L.C.	55,440	492,987
	Rio Tinto P.L.C.	114,511	5,389,157
*	Rolls Royce Group P.L.C.	181,122	1,392,257
	Royal & Sun Alliance Insurance Group P.L.C.	304,333	693,930
	Royal Bank of Scotland Group P.L.C.	354,551	11,859,412
	Royal Dutch Shell P.L.C. Series B	300,124	9,436,108
	Sabmiller P.L.C.	124,801	2,480,593
	Sage Group P.L.C.	128,162	622,907
	Sainsbury (J.) P.L.C.	198,701	1,115,689
	Schroders P.L.C.	33,726	679,997
*	Schroders P.L.C. Non-Voting	6,717	126,282
	Scottish & Newcastle P.L.C.	93,185	836,787
	Scottish Hydro-Electric P.L.C.	86,517	1,742,556
	Scottish Power P.L.C.	194,990	1,994,620
	Serco Group P.L.C.	39,172	238,634

13

	Severn Trent P.L.C.	36,273	733,470
*	Shire P.L.C.	50,705	792,028
	Signet Group P.L.C.	179,411	324,400
	Slough Estates P.L.C.	40,353	430,884
	Smith & Nephew P.L.C.	96,278	856,860
	Smiths Group P.L.C.	57,333	943,716
	Stagecoach Group P.L.C.	120,769	237,446
	Standard Chartered P.L.C.	142,398	3,718,707
	Tate & Lyle P.L.C.	49,954	523,815
	Taylor Woodrow P.L.C.	60,389	440,138
	Tesco P.L.C.	866,339	5,133,980
*	TI Automotive P.L.C. Series A	18,000	0
	Tomkins P.L.C.	73,285	427,840
	Travis Perkins P.L.C.	11,935	310,574
	Trinity Mirror P.L.C.	27,900	282,303
	Tullow Oil P.L.C.	64,899	339,323
	Unilever P.L.C.	300,500	3,091,835
	United Business Media P.L.C.	26,302	309,636
	United Utilities P.L.C.	91,323	1,093,485
	Vedanta Resources P.L.C.	27,964	482,541
	Vodafone Group P.L.C.	6,964,169	13,343,390
	Whitbread P.L.C.	26,037	483,437
	William Hill P.L.C.	36,703	373,867
	Wilson Bowden P.L.C.	12,801	334,817
	Wimpey (George) P.L.C.	40,964	397,162
	Wolseley P.L.C.	61,030	1,514,013
	WPP Group P.L.C.	124,799	1,449,352
	Xstrata P.L.C.	95,888	2,799,388
	Yell Group P.L.C.	72,490	705,638

TOTAL — UNITED KINGDOM			290,886,013

FRANCE — (8.5%)
COMMON STOCKS — (8.5%)
	Accor SA	18,966	1,139,829
	Air France-KLM	24,260	561,342
	Air Liquide SA	11,134	2,196,992
	Air Liquide SA Primes De Fid 02	11,393	2,269,473
*	Alcatel SA	120,655	1,624,570
*	Alstom SA	10,690	913,658
	Assurances Generales de France (AGF)	15,535	1,613,751
*	Atos Origin	5,472	381,306
	AXA SA	169,056	5,977,500
	BNP Paribas SA	82,201	7,607,408
#	Bollore Technologies SA	203	113,947
	Bourbon SA	1,529	156,160
	Bouygues SA	25,936	1,362,288
*	Business Objects SA	6,803	252,492
*	Cap Gemini SA	11,859	584,685
	Carrefour SA	55,663	2,763,201
	Casino Guichard Perrachon SA	10,202	635,919
	Cie Generale D’Optique Essilor Intenational SA	9,539	821,899
	Clarins SA	1,524	91,112

14

	CNP Assurances	3,300	315,997
	Compagnie de Saint-Gobain	30,710	2,048,776
	Compagnie Francaise d’Etudes et de Construction Technip SA	8,071	484,989
	Dassault Systemes SA	9,666	539,791
	Dior (Christian) SA	17,202	1,594,497
	Eiffage SA	3,165	358,368
	Esso SA	286	60,808
	Euler-Hermes SA	3,120	350,971
*	European Aeronautic Defence & Space Co.	25,278	926,682
	Fimalac SA	2,132	168,488
	France Telecom SA	231,887	5,065,923
	Generale des Establissements Michelin SA Series B	11,147	679,987
	Groupe Danone	24,159	2,778,605
	Havas SA	27,830	131,294
	Hermes International SA	4,009	1,003,143
	Iliad SA	3,200	219,517
	Imerys SA	5,342	456,285
*	JC Decaux SA	18,441	462,770
	Klepierre SA	1,862	214,861
	LaFarge SA	17,353	1,815,379
	LaFarge SA Prime Fidelity	8,912	936,500
	Lagardere S.C.A. SA	10,889	841,771
	L’Oreal SA	64,016	5,660,078
	LVMH (Louis Vuitton Moet Hennessy)	43,990	3,995,957
	Metropole Television SA	10,023	301,436
	Neopost SA	2,698	270,068
	Pernod-Ricard SA	7,113	1,217,286
	Peugeot SA	16,477	960,560
	PPR SA	9,979	1,149,611
	Publicis Groupe	14,334	546,887
	Remy Cointreau SA	2,257	112,178
	Renault SA	20,388	1,959,135
*	Rhodia SA	59,557	153,405
	Safran SA	16,219	412,809
	Sanofi - Aventis	108,656	9,249,321
	Schneider SA	23,650	2,416,614
	SCOR SA	61,944	148,857
	SEB SA Prime Fidelity	990	106,629
	Societe BIC SA	3,600	219,593
	Societe des Ciments de Francais SA	1,006	149,107
	Societe Generale Paris	36,150	5,119,313
	Societe Television Francaise 1	17,323	521,745
	Sodexho Alliance SA	11,496	489,128
	Ste des Autoroutes du Sud de la France	25,546	1,544,484
	STMicroelectronics NV	24,397	413,466
	Suez (ex Suez Lyonnaise des Eaux)	98,301	3,610,366
	Thales SA	16,134	735,085
	Thomson Multimedia	20,078	344,921
	Total SA	57,491	14,458,845
	Unibail SA	4,413	723,291
	Valeo SA	6,734	269,517
	Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)	464	363,029
	Veolia Environnement SA	31,812	1,663,261

15

	Vinci SA	16,964	1,565,860
	Vivendi Universal SA	116,656	3,528,786
	Wendel Investissement	4,149	474,862
	Zodiac SA	4,549	285,540

TOTAL — FRANCE			117,663,964

GERMANY — (6.5%)
COMMON STOCKS — (6.5%)
	Adidas-Salomon AG	4,782	934,531
	Allianz AG	37,761	6,098,564
	Altana AG	14,018	752,861
	AMB Generali Holding AG	5,721	665,707
	BASF AG	54,907	4,153,962
	Bayer AG	67,562	2,725,090
	Bayerische Motoren Werke (BMW) AG	59,234	2,847,635
	Beiersdorf AG	11,568	1,574,712
#	BHW Holding AG	1,358	24,197
	Celesio AG	9,662	898,396
	Commerzbank AG	56,991	2,082,348
	Continental AG	12,686	1,304,166
	DaimlerChrysler AG	88,798	4,934,261
	Deutsche Bank AG	50,797	5,619,734
	Deutsche Boerse AG	10,138	1,273,579
#	Deutsche Lufthansa AG	43,579	718,027
	Deutsche Post AG	142,508	3,708,077
	Deutsche Telekom AG	354,516	5,602,032
	E.ON AG	64,274	7,128,480
	Fraport AG	9,524	727,739
	Freenet.De AG	2,562	73,272
	Fresenius Medical Care AG	6,632	712,808
*	GEA Group AG	14,061	230,098
	Hannover Rueckversicherung AG	12,626	479,297
	Heidelberger Druckmaschinen AG	6,690	287,236
	Henkel KGAA	1,961	201,226
	Hochtief AG	4,971	266,783
	Hugo Boss AG	808	32,753
	Hypo Real Estate Holding AG	13,182	865,210
*	Infineon Technologies AG	62,295	575,527
	IVG Immobilien AG	6,805	176,783
	K & S Aktiengesellschaft AG	3,513	263,425
# *	Karstadt Quelle AG	10,229	246,857
*	Lanxess AG	4,179	144,128
	Linde AG	9,032	714,563
	MAN AG	14,355	905,800
	Merck KGAA	4,005	401,068
	Metro AG	36,404	1,939,122
	Munchener Rueckversicherungs-Gesellschaft AG	19,006	2,580,143
	Puma AG	1,390	497,912
	Rheinmetall Berlin AG	3,270	254,820
	Rhoen-Klinikum AG	2,875	125,033
	RWE AG (Neu)	800	62,987
	RWE AG (Neu) Series A	42,538	3,657,777

16

	Salzgitter AG	3,169	215,337
	SAP AG (Systeme Anwendungen Produkte in der Datenverarbeitung)	25,996	5,317,452
	Schering AG	15,983	1,146,366
	Schwarz Pharma AG	2,790	175,704
	Siemens AG	81,983	7,539,801
	Suedzucker AG	20,328	537,070
	ThyssenKrupp AG	44,279	1,121,611
	TUI AG	20,917	413,110
*	Unicredito Italiano SpA	329,159	2,367,668
	United Internet AG	3,567	177,484
#	Volkswagen AG	24,379	1,707,295

TOTAL — GERMANY			90,187,624

SWITZERLAND — (6.1%)
COMMON STOCKS — (6.1%)
*	ABB, Ltd.	190,743	2,285,417
	Adecco SA	18,801	1,031,587
	Baloise-Holding AG	4,586	290,534
	BKW FMB Energie AG	5,560	435,169
#	Ciba Spezialitaetenchemie Holding AG	5,741	354,958
	Cie Financiere Richemont AG Series A	23,623	1,028,695
*	Clariant AG	18,560	283,603
	Credit Suisse Group	121,711	6,740,989
	Geberit AG	348	315,734
	Givaudan SA	652	466,763
	Holcim, Ltd.	21,899	1,724,639
*	Julius Baer Holding AG	8,597	738,459
	Kuehne & Nagel International AG	3,032	914,589
	Lindt & Spruengli AG	12	237,450
*	Logitech International SA	7,438	299,628
	Lonza Group AG	3,415	221,525
	Nestle SA, Cham und Vevey	42,089	12,374,320
	Nobel Biocare Holding AG	2,137	477,143
#	Novartis AG	236,286	12,715,265
	Roche Holding AG Bearer	23,956	3,979,170
#	Roche Holding AG Genusschein	73,514	10,861,467
	Schindler Holding AG - Part Cert	148	70,051
	Schindler Holding AG - Regd	1,845	866,809
	Serono SA	1,432	1,016,081
#	Societe Generale de Surveillance Holding SA	933	861,149
	Straumann Holding AG	1,836	432,792
	Swatch Group AG	3,055	495,647
	Swiss Life AG	2,798	518,718
	Swiss Reinsurance Co., Zurich	32,546	2,318,425
	Swisscom AG	10,343	3,106,116
	Syngenta AG	9,259	1,311,430
	Synthes, Inc.	5,130	559,734
	The Swatch Group AG	18,164	597,725
	UBS AG	104,483	11,100,828
	Zurich Financial SVCS AG	14,072	3,323,014
TOTAL COMMON STOCKS			84,355,623

17

RIGHTS/WARRANTS — (0.0%)
*	Syngenta AG Put Option 05/23/06	9,259	11,433

TOTAL — SWITZERLAND			84,367,056

AUSTRALIA — (4.5%)
COMMON STOCKS — (4.5%)
	ABC Learning Centres, Ltd.	22,010	123,841
#	Alinta, Ltd.	24,092	198,057
	Alumina, Ltd.	111,044	568,331
	Amcor, Ltd.	83,057	456,047
	AMP, Ltd.	186,581	1,185,149
	Ansell, Ltd.	12,403	100,788
	APN News & Media, Ltd.	49,644	174,503
	Aristocrat Leisure, Ltd.	49,521	440,452
*	Arrow Pharmaceuticals, Ltd.	55,175	109,030
	Australand Property Group	74,782	112,473
	Australia & New Zealand Banking Group, Ltd.	183,677	3,493,400
#	Australian Gas Light Co.	45,094	638,949
	Australian Stock Exchange, Ltd.	10,366	248,651
	AWB, Ltd.	32,184	89,346
	AXA Asia Pacific Holdings, Ltd.	244,297	1,054,933
	Babcock & Brown, Ltd.	14,300	181,802
	Bendigo Bank, Ltd.	10,204	108,181
	BHP Billiton, Ltd.	360,962	6,495,245
	Billabong International, Ltd.	17,806	204,124
	Bluescope Steel, Ltd.	79,029	384,046
	Boral, Ltd.	56,315	365,506
#	Brambles Industries, Ltd.	97,711	727,902
	Brickworks, Ltd.	10,834	107,009
*	Burns, Philp & Co., Ltd.	177,341	137,936
	Caltex Australia, Ltd.	29,754	378,732
	Challenger Financial Services Group, Ltd.	39,357	112,894
	Coca-Cola Amatil, Ltd.	50,128	261,223
	Cochlear, Ltd.	5,059	183,438
	Coles Myer, Ltd.	119,156	866,761
	Commonwealth Bank of Australia	130,815	4,342,571
	Computershare, Ltd.	51,406	256,888
	CSL, Ltd.	18,193	709,178
	CSR, Ltd.	91,001	256,146
#	DCA Group, Ltd.	40,864	105,520
	Downer EDI, Ltd.	24,378	141,608
#	Excel Coal, Ltd.	14,100	70,664
	Foster’s Group, Ltd.	203,771	820,259
*	Hardman Resources, Ltd.	33,188	46,021
#	Harvey Norman Holdings, Ltd.	128,448	332,556
	Iluka Resources, Ltd.	20,985	110,941
	Insurance Australiz Group, Ltd.	158,158	629,909
	James Hardies Industries NL	43,241	283,451
	John Fairfax Holdings, Ltd.	87,548	255,823
	Leighton Holdings, Ltd.	30,749	414,352

18

	Lend Lease Corp., Ltd.	34,557	340,720
	Lion Nathan, Ltd.	63,050	373,225
	Macquarie Bank, Ltd.	23,228	1,098,692
	Macquarie Infrastructure Group	88,683	229,212
*	Mayne Pharma, Ltd.	58,769	120,872
	Metcash Limited	113,425	379,118
	Mirvac, Ltd.	103,022	321,333
	Multiplex Group	59,010	138,307
	National Australia Bank, Ltd.	164,570	4,466,736
	Newcrest Mining, Ltd.	35,371	555,453
	Nufarm, Ltd.	14,411	116,397
	Onesteel, Ltd.	52,679	149,871
	Orica, Ltd.	30,032	508,962
	Origin Energy, Ltd.	76,870	392,441
*	Oxiana, Ltd.	122,487	172,819
	Paperlinx, Ltd.	42,030	105,779
	Patrick Corp., Ltd.	59,316	299,947
	Perpetual Trustees Australia, Ltd.	3,869	194,489
	Promina Group, Ltd.	102,443	412,795
	Publishing and Broadcasting, Ltd.	75,939	956,717
	Qantas Airways, Ltd.	342,970	1,039,382
	QBE Insurance Group, Ltd.	77,877	1,191,260
	Ramsay Health Care, Ltd.	14,733	108,979
	Rinker Group, Ltd.	92,878	1,220,190
#	Rio Tinto, Ltd.	46,842	2,454,066
	Santos, Ltd.	59,506	500,154
	Seven Network, Ltd.	3,746	22,790
	SFE Corp., Ltd.	12,386	116,951
	Sims Group, Ltd.	7,405	84,673
	Sonic Healthcare, Ltd.	25,691	294,571
	St. George Bank, Ltd.	52,861	1,176,622
	Suncorp-Metway, Ltd.	56,170	850,413
*	Symbion Health, Ltd.	58,769	145,283
	Tabcorp Holdings, Ltd.	53,259	598,738
#	Telstra Corp., Ltd.	876,734	2,494,810
#	Toll Holdings, Ltd.	31,139	268,751
	Transurban Group	78,987	417,019
	UNITAB, Ltd.	10,745	109,128
	Virgin Blue Holdings, Ltd.	90,396	113,543
	Washington H. Soul Pattinson & Co., Ltd.	18,899	134,205
	Wesfarmers, Ltd.	37,340	1,009,914
#	West Australian Newspapers Holdings, Ltd.	15,484	90,307
	Westfield Group Stapled	1,160	15,290
	Westpac Banking Corp.	188,953	3,299,671
	Woodside Petroleum, Ltd.	70,327	2,111,102
	Woolworths, Ltd.	121,216	1,650,870
	Worley Parsons, Ltd.	16,683	195,852
	Zinifex, Ltd.	47,500	269,961

TOTAL — AUSTRALIA			61,603,016

19

NETHERLANDS — (4.1%)
COMMON STOCKS — (4.1%)
	ABN AMRO Holding NV	189,858	5,532,571
	Aegon NV	150,762	2,486,118
	AKZO Nobel NV	26,573	1,348,986
*	ASML Holding NV	46,730	966,507
	Buhrmann NV	11,136	186,582
	Heineken Holding NV	40,723	1,416,709
	Heineken NV	77,252	2,908,853
	Hunter Douglas NV	5,232	315,313
	ING Groep NV	219,463	8,248,681
*	Koninklijke Ahold NV	152,842	1,247,485
	Koninklijke Bam Groep NV	2,003	190,205
	Koninklijke DSM NV	22,244	925,097
	Koninklijke KPN NV	241,808	2,503,338
	Koninklijke Philips Electronics NV	138,607	4,510,716
#	Mittal Steel Co. NV	21,802	724,591
*	Nutricia (Verenigde Bedrijven) NV	15,794	683,553
	Randstad Holdings NV	20,298	1,135,668
	Reed Elsevier NV	67,133	906,708
	Royal Dutch Shell P.L.C. Series A	419,075	12,634,020
	SBM Offshore NV	3,395	334,399
	TNT Post Groep NV	57,222	1,861,343
	Unilever NV	60,043	4,168,030
	Vedior NV	15,338	289,564
	VNU NV	24,697	800,228
	Wolters Kluwer NV	27,979	613,821
	TOTAL COMMON STOCKS		56,939,086

RIGHTS/WARRANTS — (0.0%)
*	Royal Dutch Shell P.L.C. Coupons 03/15/06	419,075	0

TOTAL — NETHERLANDS			56,939,086

SPAIN — (3.2%)
COMMON STOCKS — (3.2%)
	Abertis Infraestructuras SA	44,293	1,146,870
	Acciona SA	5,051	704,131
	Acerinox SA	15,983	244,923
#	Actividades de Construccion y Servicios SA	22,866	852,744
	Altadis SA	23,623	990,540
#	Antena 3 de Television SA	9,360	248,285
	Banco Bilbao Vizcaya SA	182,100	3,703,277
	Banco de Andalucia SA	655	70,618
	Banco de Sabadell SA	22,839	688,884
	Banco de Valencia SA	5,586	198,125
	Banco Espanol de Credito SA	39,155	623,828
	Banco Pastor SA	2,530	142,465
	Banco Popular Espanol SA	75,740	1,015,866
	Banco Santander Central Hispanoamerica SA	566,687	8,279,015
	Bankinter SA	4,862	307,204
	Cementos Portland SA	1,338	125,959
	Cia Espanola de Petroleous SA	13,626	734,710
	Compania de Distribucion Integral Logista SA	1,928	103,467

20

	Corporacion Mapfre Compania Internacional de Reaseguros SA	15,336	295,523
	Ebro Puleva SA	8,097	147,459
#	Enagas SA	14,223	287,888
	Endesa SA	89,410	2,993,899
	Fomento de Construcciones y Contratas SA	11,974	814,086
	Gamesa Corporacion Tecnologica SA	12,172	210,722
#	Gas Natural SDG SA	43,183	1,313,566
	Grupo Catalana Occidente SA	708	87,512
	Grupo Ferrovial SA	11,821	884,961
	Iberdrola SA	76,134	2,401,265
	Iberia Lineas Aereas de Espana SA	65,471	186,514
	Indra Sistemas SA	11,012	219,134
	Industria de Diseno Textil SA	60,827	2,183,461
	Inmobiliaria Urbis SA	3,791	81,128
	Metrovacesa SA	4,828	359,433
#	Promotora de Informaciones SA	17,174	317,984
	Red Electrica de Espana SA	7,740	258,857
	Repsol SA	87,508	2,445,968
#	Sacyr Vallehermoso SA	20,933	588,543
	Sociedad General de Aguas de Barcelona SA Class A	8,070	223,220
# *	Sogecable SA	8,794	353,372
	Sol Melia SA	8,400	124,886
	Telefonica de Espana SA	405,073	6,245,846
	Telefonica Publicidad e Informacion SA	26,439	278,330
#	Union Fenosa SA	19,200	720,496
#	Zardoya Otis SA	18,093	476,171

TOTAL — SPAIN			44,681,135

ITALY — (3.2%)
COMMON STOCKS — (3.2%)
	Acea SpA	7,694	87,944
#	AEM SpA	102,681	217,716
	Alleanza Assicurazioni SpA	52,431	648,985
	ASM Brescia SpA	74,248	243,411
	Assicurazioni Generali SpA, Trieste	95,043	3,409,408
	Autogrill SpA, Novara	14,752	216,340
	Autostade SpA	40,846	1,042,768
	Banca Antoniana Popolare Veneta SpA	14,739	464,452
	Banca Fideuram SpA	70,232	425,827
	Banca Intesa SpA	397,132	2,346,394
#	Banca Monte Dei Paschi di Siena SpA	176,149	911,104
*	Banca Nazionale del Lavoro SpA	173,414	602,464
	Banca Popolare di Milano Scarl	32,914	416,027
	Banca Popolare Italiana	26,378	289,025
	Banco Popolare Bergamo SpA	22,543	566,208
	Banco Popolare di Verona e Novara SpA	33,593	805,629
	Benetton Group SpA	5,718	72,858
	Bulgari SpA	16,639	197,438
	Buzzi Unicem SpA	5,787	119,734
	Capitalia SpA	155,959	1,177,972
	Cassa di Risparmio di Firenze SpA	97,417	339,836
	CIR SpA (Cie Industriale Riunite), Torino	34,312	102,802

21

	Compagnia Assicuratrice Unipol SpA	84,333	265,624
	Credito Bergamasco SpA	854	29,466
	Credito Emiliano SpA	12,917	171,179
	Davide Campari - Milano SpA	13,276	106,329
	Eni SpA	249,059	7,120,084
	Ente Nazionale per L’Energia Elettrica SpA	461,796	3,842,274
	Erg SpA	4,499	105,881
*	Fastweb	6,895	332,348
# *	Fiat SpA	59,319	642,143
	Finmeccanica SpA	19,250	421,221
	Fondiaria - Sai SpA	7,144	286,143
#	Gruppo Editoriale L’Espresso SpA	21,573	110,709
	Hera SpA	36,487	105,396
	Italcementi SpA	8,940	183,009
	Italmobiliare SpA	449	34,474
	Lottomatica SpA	2,664	106,317
	Luxottica Group SpA	40,566	1,140,575
	Mediaset SpA	83,030	977,220
	Mediobanca SpA	34,000	711,071
#	Mediolanum SpA	44,701	368,993
	Milano Assicurazioni SpA	14,260	109,037
	Mondadori (Arnoldo) Editore SpA	13,860	131,041
	Pirelli & C.Real Estate SpA	1,079	66,726
	Pirelli & Co. SpA	65,946	62,292
	Saipem SpA	24,958	529,961
	San Paolo-IMI SpA	107,452	1,896,195
*	Seat Pagine Gialle SpA	429,123	210,656
*	Seat Pagine Gialle SpA, Torino	107,998	54,805
	SNAM Rete Gas SpA	142,784	626,975
	Societe Cattolica di Assicurazoni Scarl SpA	4,390	250,634
	Telecom Italia SpA	873,104	2,345,174
	UniCredito Italiano SpA	775,999	5,644,100
TOTAL COMMON STOCKS			43,692,394

PREFERRED STOCKS — (0.0%)
*	Fiat SpA	3,000	25,898

TOTAL — ITALY			43,718,292

CANADA — (2.2%)
COMMON STOCKS — (2.2%)
*	Agnico Eagle Mines, Ltd.	5,800	148,872
	Agrium, Inc.	3,900	97,118
	Alcan, Inc.	14,500	631,572
	Aliant, Inc.	1,000	24,251
*	Alimentation Couche-Taro, Inc. Subordinated Voting Class B	8,000	177,676
*	ATI Technologies, Inc.	12,300	195,791
	Bank of Montreal	19,015	1,155,842
	Bank of Nova Scotia	37,900	1,587,435
	Barrick Gold Corp.	29,100	796,348
	BCE, Inc.	14,700	357,006
*	Bema Gold Corp.	27,000	111,664

22

*	Biovail Corp.	4,400	110,770
*	Bombardier, Inc. Class B	66,400	169,440
	Brookfield Asset Management, Inc. Series A Limited Voting	9,000	493,774
	Brookfield Properties Corp.	2,925	86,480
*	CAE, Inc.	14,800	122,937
	Cameco Corp.	11,400	423,820
	Canadian Imperial Bank of Commerce	12,800	900,150
	Canadian National Railway Co.	20,600	971,406
	Canadian National Resources, Ltd.	20,100	1,099,226
	Canadian Pacific Railway, Ltd.	5,400	276,545
	Canadian Tire Corp. Class A Non-Voting	2,500	146,619
	Canadian Utilities, Ltd. Class A Non-Voting	2,800	99,637
*	CGI Group, Inc.	17,800	133,760
*	Cognos, Inc.	1,300	49,772
*	Compton Petroleum Corp.	2,200	28,573
	Empire Co., Ltd. Class A Non-Voting	800	29,390
#	Enbridge, Inc.	11,000	346,518
	EnCana Corp.	33,100	1,368,038
	Ensign Energy Services, Inc.	4,200	143,024
	Fairfax Financial Holdings, Inc. Subordinate Voting	1,000	144,934
	Finning International, Inc.	5,200	172,594
*	First Quantum Minerals, Ltd.	3,200	102,635
	Fortis, Inc.	1,200	24,550
*	Gildan Activewear, Inc.	3,600	179,770
*	Glamis Gold, Ltd.	6,400	174,128
*	Great West Lifeco, Inc.	12,500	321,726
*	Husky Energy, Inc.	6,000	367,249
*	IGM Financial, Inc.	5,800	237,267
*	Imperial Oil, Ltd.	4,400	424,726
	INCO, Ltd.	4,600	222,380
	Industrial Alliance Insurance & Financial Services, Inc.	4,000	112,420
	Ipsco, Inc.	2,400	231,246
*	Kinross Gold Corp.	16,100	148,611
	Loblaw Companies, Ltd.	4,700	238,422
	Magna International, Inc. Class A	3,700	275,925
#	Manulife Financial Corp.	30,700	1,966,075
	MDS, Inc.	8,400	170,003
*	Meridian Gold, Inc.	6,000	152,211
	Methanex Corp.	6,800	134,630
	National Bank of Canada	5,600	319,310
	Nexen, Inc.	9,300	485,356
	Norbord, Inc.	2,400	26,525
*	Nortel Networks Corp.	162,500	463,285
	Nova Chemicals Corp.	1,500	49,021
	Onex Corp.	7,000	124,176
*	Paramont Resources, Ltd. Class A	900	28,557
	Petro-Canada	19,900	911,430
	Potash Corp. of Saskatchewan, Inc.	1,800	172,247
	Power Corp. of Canada, Ltd.	12,600	348,137
	Power Financial Corp.	9,400	275,354
	Rogers Communications, Inc. Class B Non-Voting	8,900	356,329
*	Rona, Inc.	6,800	128,646
*	Rothmans, Inc.	1,200	22,913
	Royal Bank of Canada	24,700	2,061,938

23

	Shaw Communictions, Inc. Class B Non-Voting	3,200	84,051
	Shell Canada, Ltd.	6,100	205,042
	Shoppers Drug Mart Corp.	6,200	241,628
	SNC-Lavalin Group, Inc.	1,700	142,109
	Sun Life Financial, Inc.	22,900	1,002,486
	Suncor Energy, Inc.	17,200	1,285,705
	Talisman Energy, Inc.	13,800	725,549
	Teck Cominco Class B	5,830	364,487
	Telus Corp.	4,000	157,825
	Thomson Corp.	8,800	336,684
	Toromont Industries, Ltd.	1,200	26,398
	Toronto Dominion Bank	26,415	1,520,121
	Transalta Corp.	3,500	74,469
	Transcanada Corp.	16,350	503,542
*	Trican Well Service, Ltd.	2,800	118,928
*	UTS Energy Corp.	17,100	99,911
	West Fraser Timber Co., Ltd.	700	25,550

TOTAL — CANADA			30,772,665

SWEDEN — (2.0%)
COMMON STOCKS — (2.0%)
	Alfa Laval AB	9,100	229,932
	Assa Abloy AB Series B	27,900	473,754
	Atlas Copco AB Series A	32,500	800,442
	Atlas Copco AB Series B	19,800	450,124
*	Boliden AB	28,000	347,103
*	Capio AB	6,200	107,216
	Castellum AB	3,700	154,898
	Electrolux AB Series B	28,000	774,410
	Eniro AB	14,800	163,907
	Fabege AB	7,535	149,559
	Gambro AB Series A	19,800	201,821
	Gambro AB Series B	9,200	94,664
	Getinge AB	15,600	225,529
	Hennes & Mauritz AB Series B	67,750	2,468,621
	Holmen AB Series B	6,000	232,761
*	Lundin Petroleum AB	14,500	160,010
*	Modern Times Group AB Series B	4,800	222,370
	NCC AB Series B	4,600	104,551
	Nordea Bank AB	233,048	2,634,280
	Sandvik AB	19,200	1,033,605
	Scania AB Series A	4,000	165,163
	Scania AB Series B	8,700	363,664
	Securitas AB Series B	28,300	519,925
	Skandinaviska Enskilda Banken Series A	60,900	1,345,975
	Skanska AB Series B	36,800	592,470
	SKF AB Series A	9,200	134,141
	SKF AB Series B	38,800	563,406
	SSAB Swedish Steel Series A	4,700	211,175
	SSAB Swedish Steel Series B	2,600	109,773
	Svenska Cellulosa AB Series B	19,300	809,339
	Svenska Handelsbanken Series A	51,900	1,350,670

24

	Swedish Match AB (Frueher Svenska Taendsticks AB)	31,700	424,488
	Tele2 AB Series A	2,400	26,116
	Tele2 AB Series B	33,950	366,424
	Telefon AB L.M. Ericsson Series B	1,508,800	5,141,211
	TeliaSonera AB	555,400	2,957,756
	Trelleborg AB Series B	5,600	116,629
	Volvo AB Series A	11,700	495,603
	Volvo AB Series B	24,700	1,077,610

TOTAL — SWEDEN			27,801,095

HONG KONG — (1.7%)
COMMON STOCKS — (1.7%)
	ASM Pacific Technology, Ltd.	17,000	94,677
	Bank of East Asia, Ltd.	134,873	461,220
	Cathay Pacific Airways, Ltd.	221,000	409,613
	Chaoda Modern Agriculture (Holdings), Ltd.	88,000	52,824
	Cheung Kong Holdings, Ltd.	151,600	1,589,095
	Cheung Kong Infrastructure Holdings, Ltd.	129,000	404,497
*	China Mengniu Dairy Co., Ltd.	134,000	138,903
	China Merchants Holdings (International) Co., Ltd.	107,015	302,441
*	China Netcom Group Corp. (Hong Kong), Ltd.	297,000	527,338
	China Overseas Land & Investment, Ltd.	344,000	186,841
*	China Resources Power Holdings Co., Ltd.	176,000	117,288
*	China State Construction International Holdings, Ltd.	1,111	353
	China Travel International Investment, Ltd.	218,000	58,531
	China Unicom, Ltd.	642,000	552,017
	CITIC International Financial	84,000	38,026
#	Citic Pacific, Ltd.	103,000	306,246
	CLP Holdings, Ltd.	177,400	1,014,253
	CNOOC, Ltd.	2,166,500	1,795,402
	CNPC (Hong Kong), Ltd.	190,000	56,611
	Dah Sing Banking Group, Ltd.	720	1,414
	Dah Sing Financial Holdings, Ltd.	12,059	84,161
	Esprit Holdings, Ltd.	87,541	669,504
	First Pacific Co., Ltd.	202,000	71,700
*	Foxconn International Holdings, Ltd.	314,000	540,129
	Galaxy Entertainment Group, Ltd.	144,000	93,079
	Giordano International, Ltd.	98,000	51,956
	Global Bio-Chem Technology Group Co., Ltd.	108,000	60,793
	GOME Electrical Appliances Holdings, Ltd.	82,000	77,241
	Great Eagle Holdings, Ltd.	26,000	83,760
	Hang Lung Group, Ltd.	84,000	184,990
	Hang Lung Properties, Ltd.	113,500	203,134
	Hang Seng Bank, Ltd.	131,100	1,752,900
	Henderson Investment, Ltd.	137,000	258,928
	Henderson Land Development Co., Ltd.	117,000	623,056
	Hengan International Group Co., Ltd.	48,000	64,739
	Hong Kong and China Gas Co., Ltd.	353,000	843,582
	Hong Kong and Shanghai Hotels, Ltd.	67,501	80,006
	Hong Kong Electric Holdings, Ltd.	133,707	615,681
*	Hopewell Highway Infrastructure, Ltd.	236,000	186,876
	Hopewell Holdings, Ltd.	59,000	164,431

25

	Hopson Development Holdings, Ltd.	50,000	90,671
*	Hutchison Telecommunications International, Ltd.	106,000	162,308
	Hutchison Whampoa, Ltd.	256,500	2,429,891
	Hysan Development Co., Ltd.	54,745	132,935
	Industrial & Commercial Bank of China (Asia), Ltd.	24,000	32,837
	Johnson Electric Holdings, Ltd.	168,000	163,737
#	Kerry Properties, Ltd.	41,952	133,601
	Kingboard Chemical Holdings, Ltd.	44,000	138,256
	Kowloon Motor Bus Holdings, Ltd.	17,600	102,917
#	Lenova Group, Ltd.	302,000	123,713
	Li & Fung, Ltd.	160,000	322,244
	Melco International Development, Ltd.	56,000	84,244
	MTR Corp., Ltd.	227,586	514,787
	New World China Land, Ltd.	165,200	73,447
	New World Development Co., Ltd.	159,907	254,144
#	NWS Holdings Ltd.	92,053	153,173
	PCCW, Ltd.	235,265	160,984
	Shanghai Industrial Holdings, Ltd.	39,000	83,493
	Shangri-La Asia, Ltd.	100,913	161,335
	Shun Tak Holdings, Ltd.	80,000	87,004
#	Sino Land Co., Ltd.	187,034	278,895
*	Sinochem Hong Kong Holdings, Ltd.	264,000	77,095
	Sun Hung Kai Properties, Ltd.	135,706	1,407,721
	Swire Pacific, Ltd. Series A	42,500	405,787
	Techtronic Industries Co., Ltd.	86,500	149,815
	Television Broadcasts, Ltd.	25,000	140,482
	Texwinca Holdings, Ltd.	34,000	26,704
	Tingyi (Cayman Islands) Holding Corp.	118,000	70,191
	Wharf Holdings, Ltd.	136,542	503,042
	Wheelock and Co., Ltd.	70,000	124,942
	Wheelock Properties, Ltd.	110,000	84,947
	Wing Hang Bank, Ltd.	16,500	127,073
	Wing Lung Bank, Ltd.	8,000	70,647
	Yue Yuen Industrial (Holdings), Ltd.	78,500	242,380

TOTAL — HONG KONG			23,933,678

FINLAND — (1.3%)
COMMON STOCKS — (1.3%)
	Elisa Oyj	13,163	265,817
	Fortum Oyj	113,088	2,735,937
	Kesko Oyj	6,400	201,134
	Kone Oyj Series B	10,280	424,963
	Metso Oyj	10,444	384,849
*	Neste Oil Oyj	28,272	863,692
	Nokia Oyj	422,721	7,865,922
	Nokian Renkaat Oyj	8,700	138,446
	Okobank Class A	8,700	146,370
	Orion-Yhtyma Oyj Series A	4,200	90,105
	Orion-Yhtyma Oyj Series B	6,900	148,613
	Outokumpu Oyj Series A	19,700	357,461
	Rautaruukki Oyj Series K	8,700	293,183
	Sampo Insurance Co., Ltd.	61,500	1,232,627

26

	Sanoma-Wsoy Oyj Series A	1,391	37,143
	Sanoma-Wsoy Oyj Series B	14,403	357,264
	Stockmann Oyj AB	1,020	40,108
	Stockmann Oyj Abp Series B	1,950	76,711
	Stora Enso Oyj Series R	67,900	967,539
	TietoEnator Oyj	7,060	253,742
	UPM-Kymmene Oyj	45,800	971,686
	Wartsila Corp. Oyj Series B	6,750	245,977
	YIT-Yhtyma Oyj	5,550	281,593

	TOTAL — FINLAND		18,380,882

	BELGIUM — (0.9%)
	COMMON STOCKS — (0.9%)
	AGFA-Gevaert NV, Mortsel	7,300	145,236
	Colruyt SA	1,700	244,900
*	Cumerio VVPR	55	6
	Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean	4,997	333,355
	Dexia SA	55,596	1,380,783
	Fortis AG	97,350	3,467,707
	Groupe Bruxelles Lambert SA	2,500	274,421
	InBev NV	29,842	1,379,545
	KBC Bancassurance Holding SA	28,460	2,971,108
	Mobistar SA	2,500	175,649
	Solvay SA	4,853	536,921
	Suez (ex Suez Lyonnaise des Eaux)	5,900	216,306
*	Suez SA Strip VVPR	11,992	143
	UCB SA	7,600	359,984
	Umicore	1,748	248,296
	TOTAL COMMON STOCKS		11,734,360

	RIGHTS/WARRANTS — (0.0%)
*	Umicore-Strip VVPR	55	7

	TOTAL — BELGIUM		11,734,367

	SINGAPORE — (0.7%)
	COMMON STOCKS — (0.7%)
	Asia Pacific Breweries, Ltd.	14,000	80,232
	Capitaland, Ltd.	115,500	297,541
# *	Chartered Semiconductor Manufacturing, Ltd.	112,000	91,957
	City Developments, Ltd.	32,000	186,557
	Comfortdelgro Corp., Ltd.	162,000	164,114
	Cosco Corp. (Singapore), Ltd.	46,000	33,541
	DBS Group Holdings, Ltd.	121,000	1,217,014
	Fraser & Neave, Ltd.	15,100	177,002
	Great Eastern Holdings, Ltd.	21,000	188,759
*	Hyflux, Ltd.	15,000	26,770
	Jardine Cycle & Carriage, Ltd.	9,200	58,009
	Keppel Corp., Ltd.	52,000	446,892
	Keppel Land, Ltd.	34,000	92,051

27

	MCL Land, Ltd.	6,636	7,143
	MobileOne, Ltd.	41,390	56,089
	Neptune Orient Lines, Ltd.	47,000	72,511
	Overseas Chinese Banking Corp., Ltd.	252,320	1,054,116
	Overseas Union Enterprise, Ltd.	6,000	43,907
	Parkway Holdings, Ltd.	98,000	147,552
	Raffles Holdings, Ltd.	46,000	21,459
	SembCorp Industries, Ltd.	73,320	140,314
	SembCorp Marine, Ltd.	55,000	98,976
	Singapore Airlines, Ltd.	85,000	771,463
	Singapore Land, Ltd.	11,000	41,064
*	Singapore Petroleum Co., Ltd.	11,000	34,145
	Singapore Post, Ltd.	102,000	75,887
	Singapore Press Holdings, Ltd.	142,000	387,277
	Singapore Technologies Engineering, Ltd.	174,000	325,176
	Singapore Telecommunications, Ltd.	1,367,000	2,191,421
	SMRT Corp., Ltd.	59,000	39,928
*	Starhub, Ltd.	90,000	121,021
*	STATS ChipPAC, Ltd.	80,000	55,808
	United Overseas Bank, Ltd.	124,000	1,141,306
	United Overseas Land, Ltd.	51,500	84,647
	Venture Corp., Ltd.	21,000	168,437

TOTAL — SINGAPORE			10,140,086

DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
	A P Moller - Maersk A.S.	325	2,978,779
	Carlsberg A.S. Series B	3,475	217,565
	Codan A.S.	1,450	95,400
	Coloplast A.S.	2,340	156,211
	Dampskibsselskabet Torm A.S.	1,700	82,667
	Danisco A.S.	4,350	319,072
	Danske Bank A.S.	46,956	1,674,311
	DSV, De Sammensluttede Vognmaend A.S.	1,980	265,924
	East Asiatic Co., Ltd.	2,525	252,422
	FLSmidth & Co. A.S.	1,500	47,037
	GN Great Nordic A.S.	21,220	282,822
	Group 4 Securicor A.S.	28,536	89,330
	H. Lundbeck A.S.	17,802	366,575
*	Jyske Bank A.S.	5,560	292,234
#	Novo-Nordisk A.S. Series B	24,250	1,425,482
	Novozymes A.S. Series B	4,880	292,262
	Rockwool A.S.	400	40,758
	Sydbank A.S.	5,940	174,571
*	Topdanmark A.S.	1,650	166,880
*	Vestas Wind Systems A.S.	16,066	336,600
*	William Demant Holding	3,260	189,876

TOTAL — DENMARK			9,746,778

28

IRELAND — (0.6%)
COMMON STOCKS — (0.6%)
	Allied Irish Banks P.L.C.	83,158	1,985,116
	Anglo Irish Bank Corp. P.L.C.	63,415	1,039,462
	Bank of Ireland P.L.C.	92,665	1,649,710
	CRH P.L.C.	50,877	1,666,123
	Eircom Group P.L.C.	55,432	146,028
*	Elan Corp. P.L.C.	38,336	495,233
	Grafton Group P.L.C.	10,579	129,793
	Independent News & Media P.L.C.	77,963	248,155
	Irish Life & Permanent P.L.C.	24,811	546,687
	Kerry Group P.L.C.	22,953	507,875
	Kingspan Group P.L.C.	11,888	171,671
*	Ryanair Holdings P.L.C.	16,760	153,156

TOTAL — IRELAND			8,739,009

NORWAY — (0.6%)
COMMON STOCKS — (0.6%)
*	Aker Kvaerner OGEP ASA	467	37,728
	Det Norske Oljeselskap ASA	17,000	113,201
	DNB Nor ASA Series A	69,400	842,041
*	Fred Olsen Energy ASA	2,500	89,577
	Norsk Hydro ASA	16,900	1,979,548
	Norske Skogindustrier ASA Series A	12,285	183,820
	Odfjell ASA Series A	3,400	60,842
	Orkla ASA Series A	19,771	861,775
*	Petroleum Geo-Services ASA (New)	5,550	218,354
	Prosafe ASA	3,200	158,756
	Schibsted ASA	4,700	129,603
	Smedvig ASA Series A	3,800	115,517
	Statoil Den Norske Stats Oljeselskap ASA	98,701	2,527,611
	Storebrand ASA	24,100	266,037
	Tandberg ASA Series A	10,400	80,194
	Tomra Systems ASA	14,400	114,291
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	1,000	33,498
	Yara International ASA	20,200	306,670

TOTAL — NORWAY			8,119,063

GREECE — (0.5%)
COMMON STOCKS — (0.5%)
*	Agricultural Bank of Greece S.A.	11,076	78,419
	Alpha Bank A.E.	26,340	1,001,490
	Coca-Cola Hellenic Bottling Co. S.A.	16,870	502,831
	Cosmote Mobile Telecommunications S.A.	21,450	459,187
	EFG Eurobank Ergasias S.A.	18,520	735,351
*	Emporiki Bank of Greece S.A.	7,020	248,259
	Hellenic Petroleum S.A.	15,660	217,966
*	Hellenic Telecommunication Organization Co. S.A.	33,920	721,648
	Motor Oil (Hellas) Corinth Refineries S.A.	9,785	251,439
	National Bank of Greece	25,018	1,285,200
	Piraeus Bank S.A.	15,935	481,551

29

Public Power Corp. of Greece	15,920	355,393
Titan Cement Co.	5,140	244,657

TOTAL — GREECE		6,583,391

AUSTRIA — (0.3%)
COMMON STOCKS — (0.3%)
* Betandwin.com Interactive Entertainment AG	2,186	254,155
Boehler-Uddeholm AG	986	184,975
Erste Bank der Oesterreichischen Sparkassen AG	13,510	821,227
EVN AG	1,049	104,033
* Immofinanz Immobilien Anlagen AG	8,273	84,443
Oesterreichische Elektrizitaetswirtschafts AG	810	376,732
OMV AG	17,280	1,071,686
Telekom Austria AG	35,563	813,440
Uniqa Versicherungen AG	7,460	243,612
Voestalpine AG	1,802	210,023
Wienerberger AG	4,749	220,182

TOTAL — AUSTRIA		4,384,508

PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Banco BPI SA	44,098	238,186
Banco Comercial Portugues SA	210,677	625,520
# Banco Espirito Santo SA	19,360	319,020
Brisa Auto Estradas de Portugal SA	27,775	244,759
Cimpor Cimentos de Portugal SA	34,848	213,106
Energias de Portugal SA	199,346	696,232
Portugal Telecom SA	75,151	867,181
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	12,820	155,474
* Sonae Industria SGPS SA	7,384	65,010
Sonae SGPS SA	108,923	168,826

TOTAL — PORTUGAL		3,593,314

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Air New Zealand, Ltd.	29,483	25,147
Auckland International Airport, Ltd.	95,556	117,883
Contact Energy, Ltd.	47,343	225,009
Fisher & Paykel Apppliances Holdings, Ltd.	22,478	58,225
Fisher & Paykel Healthcare Corp.	43,389	108,216
Fletcher Building, Ltd.	42,093	219,323
New Zealand Refining Co., Ltd.	15,823	64,211
Sky City Entertainment Group, Ltd.	38,163	126,190
* Sky Network Television, Ltd.	35,044	146,752
Telecom Corporation of New Zealand, Ltd.	191,026	671,785
Trustpower, Ltd.	21,162	89,594
Warehouse Group, Ltd.	14,200	36,017

TOTAL — NEW ZEALAND		1,888,352

30

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (6.7%)

Repurchase Agreement, Deutsche Bank Securities 4.52%, 03/01/06 (Collateralized by $90,385,266 U.S. STRIPS, 08/15/09 & 11/15/19; U.S. Treasury Bills 4.644%, 06/22/06 & 4.637%, 06/29/06; U.S. Treasury Bond 5.50%, 08/15/28; & U.S. Treasury Note 3.625%, 06/30/07, valued at $83,369,656) to be repurchased at $81,744,167	$81,734	81,733,905

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $10,238,000 FHLMC Notes 4.00%, 09/22/09, valued at $10,097,228) to be repurchased at $9,949,216	9,948	9,948,000
TOTAL TEMPORARY CASH INVESTMENTS		91,681,905

TOTAL INVESTMENTS - (100.0%)
(Cost $1,057,604,217)##		$1,380,798,806

INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value ††

JAPAN — (23.4%)
COMMON STOCKS — (23.4%)
* #	A&A Material Corp.	12,000	$22,398
	Achilles Corp.	17,000	35,429
	Adenka Corp.	7,000	111,737
	Aderans Co., Ltd.	1,900	52,529
	Advan Co., Ltd.	1,600	30,406
	Advantest Corp.	1,000	113,126
	AEON Co., Ltd.	3,600	85,885
	Aeon Mall Co., Ltd.	1,600	70,945
	Aica Kogyo Co., Ltd.	2,000	27,134
	Aichi Bank, Ltd.	600	67,065
	Aichi Corp.	4,600	37,935
	Aichi Machine Industry Co., Ltd.	8,000	28,938
	Aichi Steel Corp.	6,000	53,984
	Aioi Insurance Co., Ltd.	19,000	140,214
#	Air Water, Inc.	7,000	65,981
	Airport Facilities Co., Ltd.	6,000	39,445
	Aisan Industry Co., Ltd.	3,600	39,433
	Aisin Seiki Co., Ltd.	4,900	173,896
	Ajinomoto Co., Inc.	23,000	244,898
#	Akebono Brake Industry Co., Ltd.	5,000	51,318
	Akita Bank, Ltd.	7,000	36,833
	Alfresa Holdings Corp.	1,900	110,874
	Aloka Co., Ltd.	4,000	35,764
#	Alpha Systems, Inc.	1,300	33,221
	Alpine Electronics, Inc.	2,800	38,657
	Alps Electric Co., Ltd.	14,000	218,912
	Alps Logistics Co., Ltd.	400	8,823
	Amada Co., Ltd.	21,000	198,197
	Amano Corp.	2,000	36,016
	Ando Corp.	9,000	25,385
	Anritsu Corp.	4,000	22,943
	AOC Holdings, Inc.	2,900	52,150
	Aoki International Co., Ltd.	2,000	39,538
	Aomori Bank, Ltd.	10,000	38,810
	Aoyama Trading Co., Ltd.	3,800	117,054
	Ariake Japan Co., Ltd.	900	25,209
#	Arisawa Manufacturing Co., Ltd.	2,700	54,364
	As One Corp.	1,600	38,805
	Asahi Breweries, Ltd.	13,300	179,768
	Asahi Diamond Industrial Co., Ltd.	3,000	27,898
	Asahi Glass Co., Ltd.	11,000	155,352
	Asahi Kasei Corp.	40,000	263,855

1

	Asahi Soft Drinks Co., Ltd.	3,000	35,905
	Asatsu-Dk, Inc.	1,500	53,861
	Asics Corp.	5,000	47,419
	Astellas Pharma, Inc.	1,900	73,350
	Asunaro Construction, Ltd.	4,000	38,226
	Autobacs Seven Co., Ltd.	1,900	95,402
	Awa Bank, Ltd.	13,000	82,796
#	Bando Chemical Industries, Ltd.	15,000	67,745
	Bank of Ikeda, Ltd.	900	49,083
	Bank of Iwate, Ltd.	1,100	71,760
	Bank of Kyoto, Ltd.	15,000	175,010
	Bank of Nagoya, Ltd.	11,000	77,489
	Bank of Okinawa, Ltd.	1,200	50,775
	Bank of Saga, Ltd.	12,000	47,680
	Bank of the Ryukyus, Ltd.	1,200	36,638
	Bank of Yokohama, Ltd.	33,000	266,114
	Benesse Corp.	4,000	137,173
	Best Denki Co., Ltd.	8,000	37,049
	Bosch Corp.	9,000	38,958
	Bridgestone Corp.	13,000	253,512
	Brother Industries, Ltd.	17,000	182,422
	Bull Dog Sauce Co., Ltd.	3,000	33,223
	Bunka Shutter Co., Ltd.	7,000	42,900
#	Calpis Co., Ltd.	6,000	48,869
#	Calsonic Kansei Corp.	13,000	89,963
	Canon Electronics, Inc.	1,000	34,873
	Canon Finetech, Inc.	2,000	37,406
	Canon Sales Co., Inc.	6,000	128,300
#	Capcom Co., Ltd.	1,900	22,057
	Casio Computer Co., Ltd.	2,000	32,381
*	Cawachi, Ltd.	1,200	46,520
#	Central Finance Co., Ltd.	4,000	34,428
	Central Glass Co., Ltd.	14,000	78,921
	Central Japan Railway Co.	18	176,273
	Century Leasing System, Inc.	2,300	34,863
	CFS Corp.	4,500	31,346
	Chiba Bank, Ltd.	21,000	176,883
*	Chiba Kogyo Bank, Ltd.	1,800	32,957
	Chino Corp.	8,000	27,629
	Chiyoda Co., Ltd.	2,600	68,191
	Chiyoda Corp.	2,000	48,221
	Chubu Electric Power Co., Ltd.	6,100	161,693
#	Chudenko Corp.	2,600	47,409
	Chuetsu Pulp and Paper Co., Ltd.	10,000	28,301
*	Chugai Mining Co., Ltd.	20,600	23,458
	Chugai Pharmaceutical Co., Ltd.	1,600	29,339
#	Chugai Ro Co., Ltd.	8,000	38,841
	Chugoku Bank, Ltd.	12,000	172,508
	Chugoku Electric Power Co., Ltd.	3,800	82,307
	Chukyo Bank, Ltd.	14,000	49,465
	Chuo Spring Co., Ltd., Nagoya	7,000	41,311
	Circle K Sunkus Co., Ltd.	3,000	69,778
	Citizen Watch Co., Ltd.	22,000	196,538
	CKD Corp.	2,000	30,126

2

	CMK Corp.	1,700	30,920
	Coca-Cola Central Japan Co., Ltd.	3	25,738
#	Coca-Cola West Japan Co., Ltd.	3,400	81,467
* #	Columbia Music Entertainment, Inc.	23,000	32,037
	Commuture Corp.	3,000	29,662
	Computer Engineering & Consulting, Ltd.	2,800	33,715
	Comsys Holdings Corp.	7,000	97,324
#	Corona Corp.	2,100	43,937
	Cosel Co., Ltd.	800	31,558
	Cosmo Oil Co., Ltd.	42,000	213,537
#	Cosmo Securities Co., Ltd.	14,000	35,383
	Credit Saison Co., Ltd.	3,400	160,573
	CSK Corp.	2,000	90,939
#	Culture Convenience Club Co., Ltd.	1,200	35,135
	D&M Holdings, Inc.	2,000	7,909
	Dai Nippon Ink & Chemicals, Inc.	21,000	85,166
	Dai Nippon Printing Co., Ltd.	16,000	282,790
	Dai Nippon Screen Mfg. Co., Ltd.	5,000	46,371
	Dai Nippon Sumitomo Pharma Co., Ltd.	6,000	67,405
	Daibiru Corp.	4,000	42,970
	Daicel Chemical Industries, Ltd.	17,000	136,829
	Dai-Dan Co., Ltd.	4,000	29,183
	Daido Steel Co., Ltd.	14,000	122,220
	Daifuku Co., Ltd.	2,000	36,925
	Daihatsu Motor Co., Ltd.	9,000	89,535
	Daihen Corp.	13,000	62,830
	Daiho Corp.	10,000	27,670
	Dai-Ichi Jitsugyo Co., Ltd.	7,000	37,885
#	Daiken Corp.	10,000	38,939
	Daiki Co., Ltd.	2,200	27,611
	Daikin Industries, Ltd.	3,000	99,825
#	Daiko Clearing Services Corp.	2,000	43,738
	Daimaru, Inc.	3,000	40,344
	Daimei Telecom Engineering Corp.	4,000	59,459
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	8,000	41,190
#	Daio Paper Corp.	6,000	63,732
	Daisan Bank, Ltd.	6,000	19,748
	Daishi Bank, Ltd.	15,000	74,235
	Daisyo Corp.	2,500	37,840
	Daito Trust Construction Co., Ltd.	800	37,463
	Daiwa House Industry Co., Ltd.	17,000	272,080
	Daiwa Securities Co., Ltd.	10,000	118,722
#	Daiwabo Co., Ltd.	17,000	68,338
	Daiwabo Information System Co., Ltd.	1,500	28,782
	Denki Kagaku Kogyo KK	26,000	109,169
#	Denki Kogyo Co., Ltd.	5,000	56,157
	Denso Corp.	9,400	342,916
	Dentsu, Inc.	55	184,088
	Denyo Co., Ltd.	2,000	28,390
	Descente, Ltd.	6,000	35,155
	Disco Corp.	700	42,576
	Don Quijote Co., Ltd.	400	30,420
#	Doshisha Co., Ltd.	2,900	59,170
	Doutor Coffee Co., Ltd.	1,000	20,168

3

	Dowa Mining Co., Ltd.	6,000	66,081
	DTS Corp.	1,100	35,994
	DyDo Drinco, Inc.	1,100	44,388
#	Eagle Industry Co., Ltd.	4,000	32,249
	East Japan Railway Co.	19	135,164
	Ebara Corp.	12,000	74,615
	Edion Corp.	3,800	79,286
#	Eighteenth Bank, Ltd.	6,000	36,973
	Eisai Co., Ltd.	1,700	78,620
	Eizo Nanao Corp.	800	29,047
#	Eneserve Corp.	1,700	29,359
#	Enplas Corp.	800	20,545
	Exedy Corp.	1,700	50,062
	Ezaki Glico Co., Ltd.	9,000	84,255
#	Familymart Co., Ltd.	2,500	78,480
	Fancl Corp.	1,000	69,167
	Fanuc, Ltd.	900	75,892
#	Fast Retailing Co., Ltd.	300	26,037
* #	FDK Corp.	12,000	21,949
	FP Corp.	1,600	50,315
#	France Bed Holdings Co., Ltd.	8,000	18,911
#	Fuji Co., Ltd.	2,400	37,247
	Fuji Electric Holdings Co., Ltd.	32,000	149,604
	Fuji Fire & Marine Insurance Co., Ltd.	13,000	52,481
	Fuji Heavy Industries, Ltd.	32,000	173,398
	Fuji Oil Co., Ltd.	3,000	28,292
	Fuji Photo Film Co., Ltd.	13,000	416,004
	Fuji Soft ABC, Inc.	1,800	50,748
	Fujicco Co., Ltd.	3,000	43,768
	Fujikura, Ltd.	21,000	233,209
*	Fujita Corp.	3,700	31,503
#	Fujitec Co., Ltd.	7,000	43,815
#	Fujitsu Business Systems, Ltd.	2,600	46,541
	Fujitsu Devices, Inc.	2,000	28,543
	Fujitsu, Ltd.	29,000	231,074
	Fukuda Corp.	5,000	26,339
	Fukui Bank, Ltd.	8,000	29,533
	Fukuoka Bank, Ltd.	18,000	152,714
	Fukushima Bank, Ltd.	9,000	17,528
#	Fukuyama Transporting Co., Ltd.	6,000	25,193
	Funai Electric Co., Ltd.	1,400	123,330
*	Furukawa Co., Ltd.	11,000	26,545
	Furusato Industries, Ltd.	2,000	41,970
	Fuso Pharmaceutical Industries, Ltd.	9,000	28,896
#	Futaba Industrial Co., Ltd.	3,500	79,121
*	Fuyo General Lease Co., Ltd.	1,000	41,583
	Gakken Co., Ltd.	10,000	23,488
	Gigas K’s Denki Corp.	200	6,513
	Glory, Ltd.	3,800	85,339
	Godo Steel, Ltd.	9,000	60,339
	Goldcrest Co., Ltd.	500	38,974
*	Goldwin, Inc.	8,000	25,566
	Goodwill Group, Inc.	36	25,717
* #	GS Yuasa Corp.	15,000	37,584

4

*	GSI Creos Corp.	12,000	23,594
	Gun-Ei Chemical Industry Co., Ltd.	9,000	36,241
	Gunma Bank, Ltd.	26,000	193,567
	Gunze, Ltd.	14,000	89,292
	H.I.S. Co., Ltd.	1,200	30,587
	Hachijuni Bank, Ltd.	28,000	216,077
	Hagoromo Foods Corp.	3,000	31,424
#	Hamamatsu Photonics K.K.	1,400	39,644
	Hankyu Department Stores, Inc.	9,000	79,441
	Hankyu Holdings, Inc.	18,000	95,260
#	Hanshin Electric Railway Co., Ltd.	7,000	60,307
	Hanwa Co., Ltd.	9,000	39,378
	Happinet Corp.	1,100	29,665
* #	Haseko Corp.	21,000	73,173
#	Heiwa Corp.	3,700	56,926
	Heiwado Co., Ltd.	4,000	79,428
	Higashi-Nippon Bank, Ltd.	7,000	36,686
	Higo Bank, Ltd.	15,000	122,577
	Hino Motors, Ltd.	17,000	107,338
	Hirose Electric Co., Ltd.	200	27,000
	Hiroshima Bank, Ltd.	35,000	211,480
	Hisamitsu Pharmaceutical Co., Inc.	1,000	23,860
	Hitachi Cable, Ltd.	12,000	67,742
	Hitachi High-Technologies Corp.	4,200	109,723
	Hitachi Information Systems, Ltd.	1,500	35,638
	Hitachi Koki Co., Ltd.	5,000	78,977
	Hitachi Kokusai Electric, Inc.	3,000	36,424
	Hitachi Maxell, Ltd.	4,700	76,455
	Hitachi Medical Corp.	4,000	49,345
	Hitachi Metals, Ltd.	5,000	52,929
	Hitachi Plant Engineering & Construction Co., Ltd.	3,000	21,524
	Hitachi Software Engineering Co., Ltd.	3,400	63,141
#	Hitachi Systems & Services, Ltd.	1,000	24,975
	Hitachi Transport System, Ltd.	4,000	38,048
*	Hitachi Zosen Corp.	18,000	33,561
	Hochiki Corp.	5,000	28,068
	Hodogaya Chemical Co., Ltd.	7,000	39,887
	Hogy Medical Co., Ltd.	800	40,231
	Hokkaido Electric Power Co., Inc.	2,400	56,332
	Hokkoku Bank, Ltd.	15,000	69,311
	Hokuetsu Paper Mills, Ltd.	6,000	36,957
	Hokugin Financial Group, Inc.	11,000	47,350
	Hokuriku Electric Power Co., Inc.	2,000	45,253
	Hokuto Corp.	1,300	20,499
	Homac Corp.	1,200	20,673
	Honda Motor Co., Ltd.	500	29,205
	Horiba, Ltd.	1,000	29,002
	Horipro, Inc.	2,000	24,615
	Hosiden Corp.	3,000	34,677
	House Foods Corp.	5,100	78,849
	Hoya Corp.	2,100	83,316
	Hyakugo Bank, Ltd.	10,000	67,161
	Hyakujishi Bank, Ltd.	14,000	89,953
	Ibiden Co., Ltd.	900	42,174

5

	Ichiyoshi Securities Co., Ltd.	2,000	39,333
	Icom, Inc.	800	27,620
#	Idec Izumi Corp.	1,500	25,080
	Ihara Chemical Industry Co., Ltd.	7,000	25,489
	Iino Kaiun Kaisha, Ltd.	5,000	47,266
	Impact 21 Co., Ltd.	1,600	38,555
*	Impress Corp.	43	20,498
	Inaba Denki Sangyo Co., Ltd.	600	23,206
	Inaba Seisa Kusho Co., Ltd.	1,500	27,200
	Inabata and Co., Ltd.	4,000	34,640
	Inageya Co., Ltd.	5,000	39,017
#	Ines Corp.	2,800	21,798
	Intec, Inc.	3,000	45,123
* #	Invoice, Inc.	490	25,438
#	Iseki & Co., Ltd.	16,000	71,038
	Isetan Co., Ltd.	4,000	72,383
	Ishihara Sangyo Kaisha, Ltd.	14,000	27,682
*	Ishikawajima-Harima Heavy Industries Co., Ltd.	15,000	45,487
	Isuzu Motors, Ltd.	31,000	106,747
#	ITO EN, Ltd.	1,000	31,073
	Itochu Corp.	11,000	91,427
	Itochu Enex Co., Ltd.	2,600	19,400
	Itochu Shokuh Co., Ltd.	900	34,077
	Itochu Techno-Science Corp.	900	34,686
#	Iwasaki Electric Co., Ltd.	8,000	25,419
#	Iwatani International Corp.	14,000	46,856
	Iyo Bank, Ltd.	17,000	167,251
	Izumi Co., Ltd.	1,200	40,858
	Izumiya Co., Ltd.	3,000	24,735
*	J Bridge Corp.	2,600	21,196
	Japan Airport Terminal Co., Ltd.	3,000	27,241
	Japan Aviation Electronics Industry, Ltd.	3,000	43,681
#	Japan Cash Machine Co., Ltd.	1,100	20,994
	Japan Digital Laboratory Co., Ltd.	2,400	31,959
	Japan Medical Dynamic Marketing, Inc.	2,600	20,789
	Japan Petroleum Exploration Co., Ltd.	1,000	61,326
#	Japan Pulp and Paper Co., Ltd.	10,000	43,392
*	Japan Radio Co., Ltd.	9,000	27,638
	Japan Steel Works, Ltd.	4,000	24,748
	Japan Transcity Corp.	6,000	27,660
#	Japan Vilene Co., Ltd.	3,000	22,631
	Japan Wool Textile Co., Ltd.	6,000	53,083
	Jastec Co., Ltd.	1,500	31,274
#	Jeol, Ltd.	7,000	36,828
	JFE Holdings, Inc.	10,100	372,275
*	JFE Shoji Holdings, Inc.	5,000	25,625
	JGC Corp.	3,000	63,727
	Joban Kosan Co., Ltd.	13,000	25,717
	J-Oil Mills, Inc.	5,000	28,309
	Joshin Denki Co., Ltd.	5,000	34,889
	JS Group Corp.	12,000	234,208
	JSP Corp.	3,400	32,727
	JSR Corp., Tokyo	2,000	58,900
	Juki Corp.	5,000	28,071

6

	Juroku Bank, Ltd.	18,000	127,352
	Kadokawa Holdings, Inc.	1,600	55,296
	Kaga Electronics Co., Ltd.	800	20,192
#	Kagome Co., Ltd.	2,800	34,812
	Kagoshima Bank, Ltd.	10,000	79,782
#	Kahma Co., Ltd.	1,200	32,321
	Kajima Corp.	9,000	52,741
	Kaken Pharmaceutical Co., Ltd.	3,000	24,763
	Kamei Corp.	4,000	39,035
	Kamigumi Co., Ltd.	20,000	152,630
	Kanaden Corp.	5,000	33,119
	Kanamoto Co., Ltd.	5,000	31,996
	Kandenko Co., Ltd.	8,000	57,614
	Kaneka Corp.	8,000	105,288
*	Kanematsu Corp.	9,000	17,297
	Kansai Electric Power Co., Inc.	5,100	118,676
	Kansai Paint Co., Ltd., Osaka	11,000	94,020
	Kanto Auto Works, Ltd.	2,500	36,434
	Kanto Natural Gas Development Co., Ltd.	5,000	39,532
*	Kanto Tsukuba Bank, Ltd.	1,500	28,272
	Kao Corp.	3,000	81,487
	Katakura Industries Co., Ltd.	2,000	35,271
	Kato Sangyo Co., Ltd.	2,000	36,303
	Kato Works Co., Ltd.	7,000	28,413
	Katokichi Co., Ltd.	7,800	53,650
	Kawada Industries, Inc.	10,000	26,407
	Kawasaki Heavy Industries, Ltd.	14,000	47,957
#	Kawasaki Kisen Kaisha, Ltd.	30,000	186,606
#	Kayaba Industry Co., Ltd.	11,000	37,563
	KDDI Corp.	13	66,772
	Keihanshin Real Estate Co., Ltd.	5,000	39,019
	Keihin Co., Ltd.	7,000	27,215
	Keihin Corp.	2,800	67,977
	Keihin Electric Express Railway Co., Ltd.	12,000	99,994
	Keio Electric Railway Co., Ltd.	11,000	67,982
	Keisei Electric Railway Co., Ltd.	14,000	90,041
	Keiyo Bank, Ltd.	18,000	122,323
	Kentucky Fried Chicken Japan, Ltd.	2,000	36,952
	Kenwood Corp.	17,000	36,571
	Key Coffee, Inc.	2,200	30,579
	Kikkoman Corp.	8,000	78,385
	Kinden Corp.	8,000	75,633
#	Kinki Coca-Cola Bottling Co., Ltd.	2,000	21,499
#	Kinki Sharyo Co., Ltd., Nagaokakyo	7,000	31,162
	Kintetsu Corp.	22,000	85,179
	Kintetsu World Express, Inc.	1,000	24,617
	Kinugawa Rubber Industrial Co., Ltd.	11,000	23,276
	Kioritz Corp.	8,000	27,901
	Kirin Beverage Corp.	2,000	46,640
	Kirin Brewery Co., Ltd.	28,000	368,485
#	Kishu Paper Co., Ltd.	10,000	23,343
	Kisoji Co., Ltd.	2,000	39,452
	Kissei Pharmaceutical Co., Ltd.	4,000	68,315
#	Kitano Construction Corp.	10,000	35,860

7

	Kitz Corp.	5,000	46,999
*	Kiyo Holdings, Inc.	17,000	46,555
	Koa Corp.	2,100	24,771
	Kobayashi Pharmaceutical Co., Ltd.	900	30,005
	Kobe Steel, Ltd.	38,000	144,411
	Koito Industries, Ltd.	7,000	35,603
	Koito Manufacturing Co., Ltd.	9,000	111,680
* #	Kokusai Kogyo Co., Ltd.	6,000	21,783
	Kokuyo Co., Ltd.	4,100	61,092
	Komatsu, Ltd.	6,000	106,407
	Komeri Co., Ltd.	1,200	44,459
	Komori Corp.	7,000	147,596
	Konaka Co., Ltd.	1,800	34,424
	Konami Co., Ltd.	2,400	59,173
	Konica Minolta Holdings, Inc.	16,500	205,716
	Kose Corp.	1,000	40,987
	Kosei Securities Co., Ltd.	13,000	30,965
	Koyo Seiko Co.	2,000	37,885
	Kubota Corp.	11,000	107,578
	Kumiai Chemical Industry Co., Ltd.	10,000	24,823
	Kurabo Industries, Ltd.	16,000	55,216
	Kuraray Co., Ltd.	15,500	186,326
	Kureha Chemical Industry Co., Ltd.	6,000	31,589
	Kurita Water Industries, Ltd.	7,000	150,187
#	Kuroda Electric Co., Ltd.	1,300	17,324
	Kyocera Corp.	3,000	265,158
	Kyodo Printing Co., Ltd.	15,000	70,891
#	Kyodo Shiryo Co., Ltd.	17,000	31,773
#	Kyoei Tanker Co., Ltd.	8,000	26,659
	Kyokuto Kaihatsu Kogyo Co., Ltd.	3,700	33,403
#	Kyokuyo Co., Ltd.	13,000	32,034
	KYORIN Pharmaceutical Co., Ltd.	2,000	25,735
	Kyoritsu Maintenance Co., Ltd.	1,200	46,772
	Kyosan Electric Manufacturing Co., Ltd.	9,000	33,398
	Kyowa Exeo Corp.	3,000	38,708
	Kyowa Hakko Kogyo Co., Ltd.	24,000	182,125
	Kyudenko Corp.	5,000	31,569
	Kyushu Electric Power Co., Inc.	3,300	79,602
* #	Kyushu-Shinwa Holdings, Inc.	13,000	29,992
#	Laox Co., Ltd.	10,000	36,349
	Lawson Inc.	1,100	41,072
*	Leopalace21 Corp.	1,000	35,969
	Lintec Corp.	2,000	48,741
#	Lion Corp.	12,000	77,305
#	Mabuchi Motor Co., Ltd.	1,900	97,401
	Macnica, Inc.	1,200	33,039
	Maeda Corp.	11,000	68,169
	Maeda Road Construction Co., Ltd.	3,000	24,565
#	Maezawa Industries, Inc.	3,100	21,733
	Makino Milling Machine Co., Ltd.	2,000	23,059
	Makita Corp.	4,000	116,328
	Mandom Corp.	900	23,548
	Mars Engineering Corp.	900	25,365
	Marubeni Corp.	40,000	198,387

8

	Marubun Corp.	2,800	39,436
	Marudai Food Co., Ltd.	13,000	30,566
	Maruei Department Store Co., Ltd.	9,000	24,103
	Maruha Group, Inc.	17,000	38,296
	Marui Co., Ltd.	9,100	172,400
	Maruichi Steel Tube, Ltd.	4,000	101,551
	Marusan Securities Co., Ltd.	4,000	46,705
	Maruwa Co., Ltd.	1,200	30,220
#	Maruyama Manufacturing Co., Inc.	7,000	22,284
#	Matsuda Sangyo Co., Ltd.	2,200	43,112
*	Matsui Securities Co., Ltd.	2,700	37,091
	Matsumotokiyoshi Co., Ltd.	1,700	46,990
	Matsushita Electric Industrial Co., Ltd.	36,000	757,059
	Matsushita Electric Works, Ltd.	12,000	139,792
#	Matsuya Co., Ltd.	2,000	44,140
#	Matsuzakaya Co., Ltd.	6,000	48,102
	Max Co., Ltd.	4,000	56,558
	Mazda Motor Corp.	5,000	28,436
	Mediceo Paltac Holdings Co., Ltd.	5,200	85,496
#	Meidensha Corp.	13,000	47,332
	Meiji Dairies Corp.	18,000	97,578
	Meiji Seika Kaisha, Ltd. Tokyo	22,000	112,657
	Meitec Corp.	1,200	41,203
#	Meito Sangyo Co., Ltd.	2,300	47,580
	Mercian Corp.	13,000	42,620
	Michinoku Bank, Ltd.	5,000	19,216
	Mikuni Coca-Cola Bottling Co., Ltd.	4,000	42,303
	Millea Holdings, Inc.	25	508,750
	Minato Bank, Ltd.	13,000	42,888
	Minebea Co., Ltd.	7,000	42,125
	Ministop Co., Ltd.	1,000	23,321
	Miraca Holdings, Inc.	2,500	49,205
*	Misawa Homes Holdings, Inc.	1,000	51,658
	MISUMI Group, Inc.	500	20,176
	Mito Securities Co., Ltd.	5,000	40,510
	Mitsubishi Corp.	9,000	208,810
	Mitsubishi Electric Corp.	13,000	103,521
	Mitsubishi Estate Co., Ltd.	5,000	105,444
	Mitsubishi Gas Chemical Co., Inc.	11,000	129,913
	Mitsubishi Heavy Industries, Ltd.	67,000	314,683
*	Mitsubishi Kakoki Kaisha, Ltd.	7,000	27,429
	Mitsubishi Logistics Corp.	7,000	109,190
#	Mitsubishi Materials Corp.	10,000	51,697
* #	Mitsubishi Motors Corp.	50,000	103,393
*	Mitsubishi Paper Mills, Ltd.	23,000	49,307
	Mitsubishi Pencil Co., Ltd.	3,000	35,917
	Mitsubishi Plastics, Inc.	14,000	46,449
	Mitsubishi Rayon Co., Ltd.	13,000	104,460
#	Mitsubishi Steel Manufacturing Co., Ltd.	6,000	37,771
	Mitsubishi UFJ Financial Group, Inc.	24	356,336
	Mitsubishi UFJ Securities Co., Ltd.	4,000	58,213
	Mitsuboshi Belting, Ltd.	6,000	47,963
	Mitsui & Co., Ltd.	19,000	259,948
	Mitsui Chemicals, Inc.	27,000	216,253

9

	Mitsui Engineering and Shipbuilding Co., Ltd.	34,000	106,306
	Mitsui High-Tec, Inc.	2,300	29,882
	Mitsui Home Co., Ltd.	3,000	22,478
	Mitsui Mining and Smelting Co., Ltd.	11,000	74,336
*	Mitsui Mining Co., Ltd.	15,000	35,097
	Mitsui O.S.K. Lines, Ltd.	6,000	43,749
#	Mitsui Sugar Co., Ltd.	5,000	21,764
	Mitsui Sumitoma Insurance Co., Ltd.	24,000	316,524
	Mitsui Trust Holdings, Inc.	5,000	73,309
	Mitsui-Soko Co., Ltd.	9,000	52,895
#	Mitsukoshi, Ltd.	13,000	73,922
	Mitsumi Electric Co., Ltd.	3,100	38,225
	Mitsuuroko Co., Ltd.	3,000	20,560
	Miura Co., Ltd.	1,300	32,985
	Miyazaki Bank, Ltd.	10,000	49,747
#	Miyoshi Oil & Fat Co., Ltd.	13,000	29,626
	Mizuho Financial Group, Inc.	37	294,935
*	Mizuho Investors Securities Co., Ltd.	12,000	36,227
	Mizuho Trust & Banking Co., Ltd.	10,000	30,500
#	Mizuno Corp.	9,000	61,541
#	Mochida Pharmaceutical Co., Ltd.	6,000	56,340
#	Modec, Inc.	1,300	33,884
#	Mori Seiki Co., Ltd.	3,400	62,724
	Morinaga & Co., Ltd.	7,000	17,990
#	Morinaga Milk Industry Co., Ltd.	9,000	31,273
	Morita Corp.	9,000	73,975
#	MOS Food Services, Inc.	3,000	45,672
	Murata Manufacturing Co., Ltd.	3,300	203,494
	Musashino Bank, Ltd.	1,700	97,312
	Myojo Foods Co., Ltd.	5,000	27,273
	Nabtesco Corp.	7,000	78,412
	Nachi-Fujikoshi Corp.	5,000	30,565
	Nagano Bank, Ltd.	10,000	38,130
	Nagase & Co., Ltd.	6,000	76,665
	Nagoya Railroad Co., Ltd.	20,000	69,897
	Nakabayashi Co., Ltd.	9,000	25,385
	Nakamuraya Co., Ltd.	5,000	32,687
	Nakayama Steel Works, Ltd.	8,000	39,166
*	Namco Bandai Holdings, Inc.	5,000	62,114
	Nanto Bank, Ltd.	11,000	64,567
	NEC Corp.	73,000	448,063
#	NEC Fielding, Ltd.	2,800	46,918
	NEC Mobiling, Ltd.	1,700	32,466
	NEC System Integration & Construction, Ltd.	1,600	20,392
	NEC Tokin Corp.	5,000	28,892
	NEOMAX Co., Ltd.	1,000	29,171
	Net One Systems Co., Ltd.	27	54,074
#	Neturen Co., Ltd., Tokyo	3,100	37,499
	NGK Insulators, Ltd.	9,000	121,635
	NGK Spark Plug Co., Ltd.	5,000	113,353
	NHK Spring Co., Ltd.	4,000	47,456
*	Nice Corp.	8,000	32,356
	Nichia Steel Works, Ltd.	6,000	31,188
	Nichias Corp.	8,000	51,997

10

	Nichicon Corp.	6,000	75,458
	Nichiha Corp.	2,000	35,029
#	Nichii Gakkan Co.	900	19,526
#	Nichimo Corp.	15,000	21,402
	Nichirei Corp.	22,000	100,932
	Nidec Corp.	1,300	102,451
	Nidec Sankyo Corp.	3,000	45,270
#	Nidec Tosok Corp.	2,600	32,190
	Nifco, Inc.	2,000	43,723
	Nihon Dempa Kogyo Co., Ltd.	1,400	58,548
	Nihon Kohden Corp.	3,000	50,062
	Nihon Parkerizing Co., Ltd.	2,000	29,538
#	Nihon Unisys, Ltd.	3,600	50,251
	Nikken Chemicals Co., Ltd.	10,000	29,485
	Nikkiso Co., Ltd.	4,000	31,910
	Nikko Cordial Corp.	14,000	220,391
	Nikon Corp.	5,000	85,032
	Nintendo Co., Ltd., Kyoto	1,700	250,712
	Nippo Corp.	3,000	23,667
	Nippon Carbon Co., Ltd.	11,000	36,143
#	Nippon Chemical Industrial Co., Ltd.	11,000	33,247
	Nippon Chemi-Con Corp.	5,000	35,119
	Nippon Concrete Industries Co., Ltd.	9,000	25,785
	Nippon Denko Co., Ltd.	11,000	36,640
	Nippon Densetsu Kogyo Co., Ltd.	6,000	42,298
	Nippon Denwa Shisetu Co., Ltd.	8,000	38,532
	Nippon Electric Glass Co., Ltd.	1,000	24,073
	Nippon Express Co., Ltd.	32,000	169,302
	Nippon Fine Chemical Co., Ltd.	5,000	36,882
#	Nippon Flour Mills Co., Ltd.	12,000	55,669
	Nippon Kayaku Co., Ltd.	12,000	99,841
	Nippon Koei Co., Ltd., Tokyo	7,000	27,426
	Nippon Konpo Unyu Soko Co., Ltd.	3,000	40,575
#	Nippon Light Metal Co., Ltd.	29,000	81,172
	Nippon Meat Packers, Inc., Osaka	7,000	69,451
	Nippon Mining Holdings, Inc.	28,000	209,099
	Nippon Mitsubishi Oil Corp.	53,000	401,881
	Nippon Paint Co., Ltd.	10,000	46,789
	Nippon Paper Group, Inc.	33	152,504
	Nippon Road Co., Ltd.	10,000	29,486
	Nippon Seiki Co., Ltd.	3,000	67,347
	Nippon Sharyo, Ltd.	28,000	70,215
	Nippon Sheet Glass Co., Ltd.	25,000	105,320
	Nippon Shinyaku Co., Ltd.	3,000	25,316
	Nippon Shokubai Co., Ltd.	9,000	102,359
	Nippon Signal Co., Ltd.	10,000	84,908
#	Nippon Soda Co., Ltd.	12,000	44,832
	Nippon Steel Corp.	100,000	398,532
	Nippon Suisan Kaisha, Ltd.	11,000	43,402
	Nippon Synthetic Chemical Industry Co., Ltd.	11,000	45,704
	Nippon System Development Co., Ltd.	800	26,440
#	Nippon Thompson Co., Ltd.	6,000	59,150
	Nippon Yusen KK	34,000	221,177
	Nipponkoa Insurance Co., Ltd.	11,000	99,471

11

	Nipro Corp.	2,000	29,723
#	Nishimatsu Construction Co., Ltd.	16,000	67,875
	Nishi-Nippon Bank, Ltd.	18,000	92,257
	Nishi-Nippon Railroad Co., Ltd.	26,000	93,296
	Nissan Chemical Industries, Ltd.	5,000	82,275
	Nissan Diesel Motor Co., Ltd.	6,000	33,055
	Nissan Motor Co., Ltd.	33,200	381,127
	Nissan Shatai Co., Ltd.	7,000	48,199
	Nissay Dowa General Insurance Co., Ltd.	19,000	142,427
	Nissen Co., Ltd.	2,300	38,529
	Nissha Printing Co., Ltd.	2,000	66,432
#	Nisshin Fire & Marine Insurance Co., Ltd.	12,000	50,399
	Nisshin Fudosan Co., Ltd.	2,400	32,556
	Nisshin Seifun Group, Inc.	14,200	144,128
	Nisshin Steel Co., Ltd.	52,000	173,494
	Nisshinbo Industries, Inc.	11,000	115,658
	Nissin Corp.	8,000	30,129
	Nissin Electric Co., Ltd.	4,000	20,475
	Nissin Food Products Co., Ltd.	5,900	179,984
	Nissin Kogyo Co., Ltd.	1,000	58,851
	Nissin Sugar Manufacturing Co., Ltd.	7,000	26,916
	Nitta Corp.	2,100	36,228
	Nittetsu Mining Co., Ltd.	6,000	44,399
	Nitto Boseki Co., Ltd.	21,000	56,305
	Nitto Denko Corp.	1,300	111,560
	Nitto Electric Works, Ltd.	1,200	20,707
	Nitto FC Co., Ltd.	5,000	34,233
	Nitto Kohki Co., Ltd.	1,400	35,830
	NIWS Co., Ltd.	24	29,121
#	NOF Corp.	7,000	42,442
	NOK Corp.	1,000	29,198
	Nomura Co., Ltd.	7,000	44,164
	Nomura Research Institute, Ltd.	400	45,681
	Nomura Securities Co., Ltd.	9,000	171,748
	Noritake Co., Ltd.	7,000	46,091
#	Noritz Corp.	1,800	34,057
	Nosan Corp.	8,000	28,096
	NS Solutions Corp.	1,400	35,770
	NSK, Ltd.	19,000	145,622
	NTN Corp.	12,000	88,967
	NTT Data Corp.	8	36,988
	NTT DoCoMo, Inc.	427	631,771
	Obayashi Corp.	20,000	149,420
	Obic Co., Ltd.	300	59,400
	Odakyu Electric Railway Co., Ltd.	7,000	43,081
	Ogaki Kyoritsu Bank, Ltd.	20,000	107,754
	Oiles Corp.	1,700	35,933
	Oita Bank, Ltd.	5,000	38,199
	Oji Paper Co., Ltd.	31,000	214,269
	Okabe Co., Ltd.	7,000	26,557
	Okamoto Industries, Inc.	9,000	37,874
#	Okamura Corp.	4,000	38,523
	Okasan Holdings, Inc.	6,000	62,672
#	Oki Electric Industry Co., Ltd.	33,000	105,748

12

	Okinawa Electric Power Co., Ltd.	400	24,831
*	OKK Corp.	7,000	25,631
	Okuma Corp.	3,000	36,253
	Okumura Corp.	13,000	70,206
	Okuwa Co., Ltd.	2,000	26,794
	Olympic Corp.	3,100	25,318
	Olympus Corp.	3,000	86,375
	Omron Corp.	7,300	203,836
	Ono Pharmaceutical Co., Ltd.	4,300	193,433
	Ono Sokki Co., Ltd.	5,000	34,046
	Onoken Co., Ltd.	2,000	33,205
	Onward Kashiyama Co., Ltd.	7,000	118,605
	Oracle Corp. Japan	800	37,219
	Oriental Land Co., Ltd.	2,000	117,923
	Origin Electric Co., Ltd.	5,000	30,685
	Osaka Gas Co., Ltd.	21,000	80,402
	Osaka Steel Co., Ltd.	1,300	26,999
	Osaki Electric Co., Ltd.	4,000	42,358
	OSG Corp.	1,000	18,588
	Otsuka Corp.	600	61,661
	Oyo Corp.	3,100	38,558
	Pacific Metals Co., Ltd.	5,000	28,661
	PanaHome Corp.	7,000	54,383
	Paramount Bed Co., Ltd.	1,100	25,174
#	Parco Co., Ltd.	5,000	55,093
#	Paris Miki, Inc.	1,100	21,490
	Park24 Co., Ltd.	700	22,511
	Pasona, Inc.	14	28,458
#	Patlite Corp.	3,000	32,991
*	Penta-Ocean Construction Co., Ltd.	18,000	36,831
	Pentax Corp.	8,000	44,666
	Piolax, Inc.	1,500	33,740
	Pioneer Electronic Corp.	7,300	114,115
*	Prima Meat Packers, Ltd.	23,000	35,790
	Q.P. Corp.	8,400	80,380
	Q’Sai Co., Ltd.	2,900	30,674
	Raito Kogyo Co., Ltd.	7,100	34,031
#	Rasa Industries, Ltd.	10,000	44,795
	Rengo Co., Ltd.	10,000	71,477
* #	Renown D’urban Holdings, Inc.	3,000	33,444
	Rhythm Watch Co., Ltd.	13,000	26,959
	Ricoh Co., Ltd., Tokyo	18,000	333,276
	Ricoh Elemex Corp.	4,000	31,629
	Ricoh Leasing Co., Ltd.	900	25,145
	Riken Corp.	7,000	57,433
	Riken Technos Corp.	6,000	29,204
#	Riken Vitamin Co., Ltd.	2,000	52,148
#	Ringer Hut Co., Ltd.	2,800	35,681
	Rinnai Corp.	3,200	93,537
	Rohm Co., Ltd.	3,100	295,958
#	Rohto Pharmaceutical Co., Ltd.	4,000	46,426
	Roland Corp.	1,700	36,781
	Round One Corp.	7	28,465
	Royal Co., Ltd.	3,000	45,387

13

	Ryobi, Ltd.	6,000	43,364
	Ryoden Trading Co., Ltd.	5,000	42,734
	Ryohin Keikaku Co., Ltd.	500	37,519
	Ryosan Co., Ltd.	1,400	38,191
#	Ryoshoku, Ltd.	2,300	59,789
	Ryoyo Electro Corp.	2,500	35,841
#	S Foods, Inc.	3,000	27,491
	Sagami Railway Co., Ltd.	12,000	42,320
	Saibu Gas Co., Ltd.	17,000	40,255
	Saizeriya Co., Ltd.	1,400	19,201
	Sakai Chemical Industry Co., Ltd.	5,000	26,114
	Sakata INX Corp.	5,000	24,576
#	Sakata Seed Corp.	1,500	21,329
	San-Ai Oil Co., Ltd.	8,000	38,035
	Sanden Corp.	10,000	43,189
	Sanei-International Co., Ltd.	700	28,758
	Sankei Building Co., Ltd.	4,000	34,809
	Sanken Electric Co., Ltd.	3,000	44,672
	Sanki Engineering Co., Ltd.	3,000	25,587
	Sankyo Co., Ltd.	1,300	79,527
#	Sankyo-Tateyama Holdings, Inc.	12,000	26,980
	Sankyu, Inc., Tokyo	5,000	28,171
	Sanoh Industrial Co., Ltd.	3,000	25,356
*	Sanrio Co., Ltd.	2,600	37,514
	Sanshin Electronics Co., Ltd.	4,000	47,284
	Santen Pharmaceutical Co., Ltd.	1,500	34,994
#	Sanwa Shutter Corp.	9,000	59,888
#	Sanyo Chemical Industries, Ltd.	4,000	35,610
* #	Sanyo Electric Co., Ltd.	49,000	118,699
#	Sanyo Electric Credit Co., Ltd.	2,000	37,506
	Sanyo Shokai, Ltd.	8,000	58,401
	Sanyo Special Steel Co., Ltd.	6,000	61,455
	Sapporo Hokuyo Holdings, Inc.	17	183,409
#	Sapporo Holdings, Ltd.	23,000	119,497
	Sato Corp.	1,500	34,507
	Sato Shoji Corp.	2,000	27,764
	Satori Electric Co., Ltd.	1,600	31,568
	Secom Co., Ltd.	2,500	124,042
	Secom Techno Service Co., Ltd.	500	20,308
	Sega Sammy Holdings, Inc.	2,000	81,570
	Seijo Corp.	1,200	32,399
	Seika Corp.	11,000	28,381
	Seikagaku Corp.	3,500	39,516
	Seiko Corp.	4,000	25,040
#	Seiko Epson Corp.	4,200	100,410
	Seino Holdings Co., Ltd.	8,000	78,096
	Seiren Co., Ltd.	2,000	32,099
*	Seiyu, Ltd.	7,000	15,023
	Sekisui Chemical Co., Ltd.	32,000	258,267
	Sekisui House, Ltd.	22,000	334,532
	Sekisui Jushi Co., Ltd.	4,000	32,929
	Sekisui Plastics Co., Ltd.	10,000	39,076
	Senko Co., Ltd.	11,000	38,720
	Senshu Electric Co., Ltd.	1,500	36,048

14

	SFCG Co., Ltd.	280	58,635
	Sharp Corp., Osaka	14,000	246,966
	Shibaura Mechatronics Corp.	3,000	31,827
	Shiga Bank, Ltd.	16,000	113,069
	Shikoku Bank, Ltd.	10,000	49,526
	Shikoku Electric Power Co., Inc.	1,900	42,885
#	Shima Seiki Manufacturing Co., Ltd.	1,200	35,117
	Shimachu Co., Ltd.	2,500	73,561
	Shimadzu Corp.	11,000	67,989
	Shimano, Inc.	4,200	120,387
	Shimizu Bank, Ltd.	800	38,369
	Shimizu Corp.	20,000	140,395
	Shin Nippon Air Technologies Co., Ltd.	4,200	38,643
	Shinagawa Refractories Co., Ltd.	8,000	37,175
	Shindengen Electric Manufacturing Co., Ltd.	8,000	46,682
	Shin-Etsu Chemical Co., Ltd.	2,400	127,783
	Shin-Etsu Polymer Co., Ltd.	4,000	56,073
#	Shinkawa, Ltd.	1,500	37,797
#	Shinki Co., Ltd.	4,800	41,069
	Shinko Electric Industries Co., Ltd.	300	21,973
	Shinko Securities Co., Ltd.	29,000	149,082
	Shinko Shoji Co., Ltd.	3,000	43,208
	Shin-Kobe Electric Machinery Co., Ltd.	6,000	32,037
	Shinmaywa Industries, Ltd.	4,000	20,803
	Shinsei Bank, Ltd.	27,000	181,588
	Shionogi & Co., Ltd.	12,000	165,471
	Shiseido Co., Ltd.	10,000	176,377
	Shizuoka Bank, Ltd.	19,000	186,274
	Shizuokagas Co., Ltd.	3,000	20,467
	Shochiku Co., Ltd.	6,000	61,694
	Shoko Co., Ltd.	15,000	30,507
	Showa Corp.	3,100	51,076
	Showa Denko KK	13,000	55,624
	Showa Electric Wire & Cable Co., Ltd.	21,000	35,780
#	Showa Sangyo Co., Ltd.	13,000	38,902
	Showa Shell Sekiyu KK	9,500	108,045
	Sinanen Co., Ltd.	4,000	24,097
	Sintokogio, Ltd.	2,000	27,858
	Skylark Co., Ltd.	4,500	70,474
	SMBC Friend Securities Co., Ltd.	11,500	86,826
	SMC Corp.	600	84,757
*	Snow Brand Milk Products Co., Ltd.	7,000	29,040
	Sodick Co., Ltd.	2,000	29,559
#	Softbank Corp.	3,900	119,258
	Sohgo Security Services Co.,Ltd.	4,800	78,212
* #	Sojitz Corp.	9,700	53,228
	Sompo Japan Insurance, Inc.	20,000	290,472
	Sonton Food Industry Co., Ltd.	3,000	31,884
	Square Enix Co., Ltd.	1,400	37,059
#	SSP Co., Ltd.	4,000	32,984
	Stanley Electric Co., Ltd.	4,400	84,564
	Star Micronics Co., Ltd.	2,000	30,863
	Suminoe Textile Co., Ltd.	12,000	42,933
#	Sumisho Computer Systems Corp.	1,900	33,939

15

	Sumitomo Bakelite Co., Ltd.	12,000	102,272
	Sumitomo Chemical Co., Ltd.	12,000	93,575
	Sumitomo Corp.	18,000	243,173
	Sumitomo Corporation’s Leasing, Ltd.	1,700	82,397
	Sumitomo Electric Industries, Ltd.	20,000	300,540
	Sumitomo Forestry Co., Ltd.	8,000	81,254
	Sumitomo Heavy Industries, Ltd.	6,000	53,659
	Sumitomo Light Metal Industries, Ltd.	14,000	35,234
	Sumitomo Metal Industries, Ltd., Osaka	20,000	88,789
	Sumitomo Metal Mining Co., Ltd.	9,000	119,214
	Sumitomo Mitsui Financial Group, Inc.	20	218,428
	Sumitomo Osaka Cement Co., Ltd.	24,000	74,972
	Sumitomo Pipe & Tube Co., Ltd.	5,000	32,468
	Sumitomo Real Estate Sales Co., Ltd.	700	45,577
	Sumitomo Realty & Development Co., Ltd.	3,000	69,721
	Sumitomo Rubber Industries, Ltd.	3,000	36,219
	Sumitomo Seika Chemicals Co., Ltd.	6,000	29,297
	Sumitomo Trust & Banking Co., Ltd.	25,000	253,464
	Sumitomo Warehouse Co., Ltd.	7,000	55,186
	Suruga Bank, Ltd.	6,000	77,506
	Suzuken Co., Ltd.	3,700	109,993
	Suzuki Motor Corp.	13,700	272,047
	Sysmex Corp.	600	24,992
	T&D Holdings, Inc.	2,000	149,820
#	T.Hasegawa Co., Ltd.	2,500	39,291
#	Tachihi Enterprise Co., Ltd.	500	22,660
	Tachi-S Co., Ltd.	2,700	30,393
#	Tadano, Ltd.	4,000	37,188
	Taiheiyo Cement Corp.	43,000	185,025
#	Taiho Kogyo Co., Ltd.	2,700	34,841
#	Taikisha, Ltd.	2,000	30,387
	Taisei Corp.	28,000	135,631
	Taisho Pharmaceutical Co., Ltd.	6,000	127,007
	Taiyo Nippon Sanso Corp.	12,000	83,598
	Taiyo Yuden Co., Ltd.	7,000	106,605
	Takagi Securities Co., Ltd.	8,000	53,392
#	Takamatsu Corp.	500	22,474
#	Takara Holdings, Inc.	25,000	150,720
	Takara Standard Co., Ltd.	5,000	32,508
#	Takasago International Corp.	9,000	42,532
#	Takasago Thermal Engineering Co., Ltd.	3,000	22,599
	Takashimaya Co., Ltd.	4,000	57,946
	Takeda Pharmaceutical Co., Ltd.	6,600	367,649
	Takiron Co., Ltd.	7,000	27,618
	Takuma Co., Ltd.	3,000	24,256
	Tamura Taiko Holdings, Inc.	3,000	17,610
	Tanabe Seiyaku Co., Ltd.	15,000	165,634
	Tasaki Shinju Co., Ltd.	6,000	34,872
	Tatsuta Electric Wire & Cable Co., Ltd.	9,000	27,670
	Tayca Corp.	8,000	26,646
*	TC Properties Co., Ltd.	9,900	18,630
	TDK Corp.	1,600	110,835
	Tecmo, Ltd.	2,400	17,857
	Teijin, Ltd.	27,000	182,188

16

	Teikoku Hormone Manufacturing Co., Ltd.	3,000	29,547
	Teikoku Oil Co., Ltd.	9,000	121,619
	Teikoku Tsushin Kogyo Co., Ltd.	5,000	29,643
	Tekken Corp.	12,000	31,954
	Tenma Corp.	2,000	36,664
	Terumo Corp.	2,300	70,218
	The 77 Bank, Ltd.	17,000	128,093
	The Daito Bank, Ltd.	12,000	27,579
	The Joyo Bank, Ltd.	22,000	141,089
	The Nisshin Oillio Group, Ltd.	8,000	61,447
	The San-in Godo Bank, Ltd.	8,000	79,604
	THK Co., Ltd.	2,300	64,658
	TIS, Inc.	3,400	90,321
	TKC Corp.	1,100	21,193
#	Toa Corp.	10,000	18,574
	Toagosei Co., Ltd.	9,000	39,042
* #	Tobishima Corp.	15,500	20,022
	Tobu Railway Co., Ltd.	16,000	80,399
	TOC Co., Ltd.	7,000	41,934
	Tochigi Bank, Ltd.	4,000	34,428
	Toda Corp.	18,000	91,945
	Toei Co., Ltd.	9,000	60,282
	Toenec Corp.	9,000	40,564
	Tohcello Co., Ltd.	5,000	43,857
	Toho Bank, Ltd.	14,000	72,099
	Toho Co., Ltd.	7,500	140,477
	Toho Gas Co., Ltd.	18,000	73,037
* #	Toho Rayon Co., Ltd.	5,000	37,294
	Toho Real Estate Co., Ltd.	2,000	16,339
#	Toho Zinc Co., Ltd.	5,000	41,898
	Tohoku Pioneer Corp.	1,600	30,508
	Tohuku Electric Power Co., Inc.	3,300	74,671
#	Tokai Carbon Co., Ltd.	8,000	46,146
	Tokai Rika Co., Ltd.	2,000	52,937
	Tokai Rubber Industries, Ltd.	6,000	92,613
	Tokai Tokyo Securities Co., Ltd.	10,000	65,051
	Toko, Inc.	8,000	31,011
#	Tokushima Bank, Ltd.	5,000	39,186
	Tokuyama Corp.	5,000	74,597
	Tokyo Dome Corp.	13,000	71,806
	Tokyo Electric Power Co., Ltd	5,000	134,972
	Tokyo Electron, Ltd.	1,500	99,897
	Tokyo Gas Co., Ltd.	28,000	127,484
	Tokyo Kikai Seisakusho, Ltd.	5,000	18,486
	Tokyo Leasing Co., Ltd.	2,300	34,463
#	Tokyo Nissan Auto Sales Co., Ltd.	5,000	19,835
	Tokyo Rakutenchi Co., Ltd.	5,000	25,794
	Tokyo Rope Manufacturing Co., Ltd.	14,000	36,442
	Tokyo Seimitsu Co., Ltd.	400	23,305
	Tokyo Steel Manufacturing Co., Ltd.	7,300	140,270
	Tokyo Style Co., Ltd.	6,000	68,708
	Tokyo Tatemono Co., Ltd.	9,000	87,049
#	Tokyo Theatres Co., Inc.	11,000	38,541
	Tokyo Tomin Bank, Ltd.	1,300	58,397

17

#	Tokyotokeiba Co., Ltd.	17,000	69,622
	Tokyu Community Corp.	1,500	42,001
	Tokyu Corp.	6,000	37,432
	Tokyu Land Corp.	3,000	26,167
	Toli Corp.	9,000	33,767
	Tomato Bank, Ltd.	14,000	36,568
* #	Tomen Corp.	25,000	39,748
#	Tomen Electronics Corp.	800	19,854
	Tomoe Corp.	6,000	27,309
	Tomy Co., Ltd.	3,500	27,199
	TonenGeneral Sekiyu KK	5,000	49,974
	Topcon Corp.	1,000	32,422
	Toppan Forms Co., Ltd.	3,900	60,014
	Toppan Printing Co., Ltd.	25,000	319,371
	Topre Corp.	4,000	42,045
	Topy Industries, Ltd.	12,000	48,992
	Toray Industries, Inc.	15,000	115,574
	Torigoe Co., Ltd.	4,000	31,014
	Torii Pharmaceutical Co., Ltd.	1,000	20,049
	Toshiba Ceramics Co., Ltd.	10,000	35,421
	Toshiba Corp.	21,000	119,019
	Toshiba Machine Co., Ltd.	3,000	31,786
	Toshiba Plant Kensetsu Co., Ltd.	4,000	27,612
	Toshiba TEC Corp.	13,000	66,976
	Tosho Printing Co., Ltd.	7,000	31,391
	Tosoh Corp.	17,000	89,305
	Toto, Ltd.	14,000	118,738
	Tottori Bank, Ltd.	9,000	29,705
	Towa Bank, Ltd.	17,000	44,103
* #	Towa Real Estate Development Co., Ltd.	4,000	26,274
* #	Toyama Chemicals Co., Ltd.	4,000	26,034
	Toyo Corp.	2,500	42,554
	Toyo Engineering Corp.	5,000	29,308
#	Toyo Ink Manufacturing Co., Ltd.	13,000	65,350
* #	Toyo Kanetsu KK	12,000	33,158
	Toyo Kohan Co., Ltd.	9,000	36,655
	Toyo Seikan Kaisha, Ltd.	11,000	189,682
	Toyo Suisan Kaisha, Ltd.	6,000	87,483
	Toyo Tire & Rubber Co., Ltd.	7,000	32,881
	Toyo Wharf & Warehouse Co., Ltd.	13,000	31,795
	Toyobo Co., Ltd.	43,000	133,033
	Toyoda Gosei Co., Ltd.	3,800	81,072
	Toyota Auto Body Co., Ltd.	5,800	112,759
#	Toyota Tsusho Corp.	2,000	46,292
	Trend Micro, Inc.	1,000	30,501
	Trusco Nakayama Corp.	900	19,511
	Tsubaki Nakashima Co., Ltd.	2,400	43,952
	Tsubakimoto Chain Co.	6,000	42,548
#	Tsudakoma Corp.	11,000	25,359
	Tsugami Corp.	4,000	27,967
	Tsumura & Co.	1,000	25,903
	Tsurumi Manufacturing Co., Ltd.	2,000	23,474
	Tsutsumi Jewelry Co., Ltd.	1,300	45,448
	Tsutsunaka Plastic Industry Co., Ltd.	7,000	29,250

18

	TV Asahi Corp.	44	114,314
	Ube Industries, Ltd.	23,000	67,866
	Uchida Yoko Co., Ltd.	6,000	36,271
	UFJ Central Leasing Co., Ltd.	1,000	47,330
	UFJ NICOS Co., Ltd.	9,000	86,384
*	Ulvac, Inc.	1,000	41,375
	Uni-Charm Corp.	1,100	54,889
	Uniden Corp.	2,000	29,956
#	Unitika, Ltd.	10,000	18,255
	UNY Co., Ltd.	10,000	152,120
	Urban Corp.	2,500	36,631
	U-Shin, Ltd.	3,000	33,575
	Ushio, Inc.	3,000	73,312
	USS Co., Ltd.	980	64,708
	Valor Co., Ltd.	1,000	36,077
#	Victor Co. of Japan, Ltd.	9,000	48,646
	Wacoal Corp.	9,000	124,083
	Wakachiku Construction Co., Ltd.	15,000	35,465
#	Watabe Wedding Corp.	1,600	31,212
	West Japan Railway Co.	20	81,068
#	Wood One Co., Ltd.	4,000	25,364
	Xebio Co., Ltd.	1,400	68,285
	Yahoo Japan Corp.	62	72,968
	Yakult Honsha Co., Ltd.	5,000	115,608
	Yamada Denki Co., Ltd.	500	53,567
	Yamagata Bank, Ltd.	6,000	33,897
	Yamaguchi Bank, Ltd.	9,000	128,347
	Yamaha Corp.	11,500	197,604
	Yamaha Motor Co., Ltd.	2,000	45,613
#	Yamaichi Electronics Co., Ltd.	1,800	24,321
	Yamanashi Chuo Bank, Ltd.	10,000	76,437
	Yamatake Corp.	3,800	90,701
	Yamatane Corp.	15,000	27,273
	Yamato Kogyo Co., Ltd.	3,000	62,267
	Yamato Transport Co., Ltd.	12,000	229,333
#	Yamazaki Baking Co., Ltd.	9,000	72,744
	Yaoko Co., Ltd.	1,500	35,463
*	Yaskawa Electric Corp.	2,000	21,783
	Yasuda Warehouse Co., Ltd.	4,000	37,744
	Yellow Hat, Ltd., Tokyo	2,300	25,575
	Yodogawa Steel Works, Ltd.	4,000	24,424
	Yokogawa Electric Corp.	7,000	128,122
	Yokohama Reito Co., Ltd.	5,000	39,699
	Yokohama Rubber Co., Ltd.	16,000	85,128
#	York-Benimaru Co., Ltd.	1,600	53,075
#	Yorozu Corp.	3,200	43,696
#	Yoshinoya D&C Co., Ltd.	19	30,408
	Yurtec Corp.	4,000	22,985
	Zenrin Co., Ltd.	1,000	32,920
	Zeon Corp.	3,000	37,795
	Zuken, Inc.	2,300	26,885

TOTAL — JAPAN			70,551,664

19

UNITED KINGDOM — (15.1%)
COMMON STOCKS — (15.1%)
	Abbot Group P.L.C.	18,172	92,609
	Aberdeen Asset Management P.L.C.	18,800	60,287
*	Acambis P.L.C.	6,465	23,987
*	Admiral Group P.L.C.	11,210	111,052
	Aegis Group P.L.C.	23,614	54,715
	AGA Food Service Group P.L.C.	5,272	33,312
	Aggreko P.L.C.	15,636	81,399
	Alexon Group P.L.C.	6,447	29,036
*	Alizyme P.L.C.	11,276	32,871
	Alliance & Leicester P.L.C.	12,525	234,798
	Alliance Unichem P.L.C.	4,622	71,014
	Alphameric P.L.C.	15,132	24,136
	Amec P.L.C.	12,856	89,390
*	Amlin P.L.C.	20,269	91,986
	Anglo America P.L.C.	27,948	1,041,142
*	Anite Group P.L.C.	24,338	31,780
	Antofagasta P.L.C.	2,864	103,191
	Arm Holdings P.L.C.	12,223	29,473
	Arriva P.L.C.	11,265	119,035
	Ashtead Group P.L.C.	3,220	12,305
	Associated British Foods P.L.C.	16,038	246,032
	Associated British Ports Holdings P.L.C.	21,534	233,357
	Atkins (WS) P.L.C.	2,327	32,327
	Atrium Underwriting P.L.C.	8,767	30,512
*	Autonomy Corp. P.L.C.	4,143	34,867
	Aveva Group P.L.C.	1,554	27,957
*	Avis Europe P.L.C.	11,909	16,704
	Aviva P.L.C.	44,755	619,236
	AWG P.L.C.	6,566	127,440
	BAA P.L.C.	45,500	638,364
	Babcock International Group P.L.C.	18,477	80,176
	BAE Systems P.L.C.	81,008	596,304
	Balfour Beatty P.L.C.	6,648	43,601
	Barratt Developments P.L.C.	16,215	293,749
	BBA Group P.L.C.	26,747	125,588
	Bellway P.L.C.	9,674	198,752
	BHP Billiton P.L.C.	8,994	151,151
*	Biocompatibles International P.L.C.	5,510	18,798
	Blacks Leisure Group P.L.C.	3,388	33,027
	Bloomsbury Publishing P.L.C.	4,494	28,458
	Body Shop International P.L.C.	13,550	61,888
	Bodycote International P.L.C.	30,444	139,004
*	Boots Group P.L.C.	4,057	50,451
	Bovis Homes Group P.L.C.	9,457	132,492
	BP P.L.C.	12,235	135,345
	BPP Holdings P.L.C.	3,828	29,136
	Bradford & Bingley P.L.C.	38,791	318,184
	Brambles Industries P.L.C.	11,454	82,766
	Brewin Dolphin Holdings P.L.C.	12,988	42,649
	Brit Insurance Holdings P.L.C.	88,718	166,479
*	British Airways P.L.C.	22,545	129,739

20

	British American Tobacco P.L.C.	5,648	134,564
*	British Energy Group P.L.C.	9,960	107,738
	British Land Co. P.L.C.	20,715	439,202
	British Polythene Industries P.L.C.	1,311	12,537
	British Sky Broadcasting Group P.L.C.	6,611	58,598
	British Steam Specialties Group P.L.C.	10,034	61,572
	Brixton P.L.C.	18,108	147,824
*	Brown & Jackson P.L.C.	12,812	9,605
	Brown (N) Group P.L.C.	28,396	98,051
	Bunzl P.L.C.	3,816	42,762
	Burberry Group P.L.C.	18,700	150,161
	Burren Energy P.L.C.	2,879	50,148
	Cable and Wireless P.L.C.	75,737	141,487
	Cadbury Schweppes P.L.C.	6,974	70,846
*	Cairn Energy P.L.C.	3,694	124,936
*	Cambridge Antibody Technology Group P.L.C.	2,296	31,198
	Capita Group P.L.C.	10,415	86,664
	Capital & Regional P.L.C.	5,322	97,709
	Carillion P.L.C.	20,690	121,456
	Carnival P.L.C.	7,642	417,496
	Carpetright P.L.C.	2,236	44,957
	Carphone Warehouse Group P.L.C.	24,452	116,054
	Centrica P.L.C.	39,911	203,304
*	Charter P.L.C.	4,929	57,369
	Chemring Group P.L.C.	2,123	41,665
	Chloride Group P.L.C.	15,702	30,194
	Close Brothers Group P.L.C.	6,751	122,444
*	CLS Holdings P.L.C.	3,345	31,585
	Cobham P.L.C.	51,519	153,456
	Collins Stewart Tullett P.L.C.	16,703	203,261
*	Colt Telecom Group P.L.C.	21,508	23,270
	Communisis P.L.C.	17,096	22,732
	Compass Group P.L.C.	80,315	305,721
	Computacenter P.L.C.	6,200	30,840
*	Cookson Group P.L.C.	8,192	67,898
	Corus Group P.L.C.	219,581	277,334
	Countrywide P.L.C.	11,260	98,758
	Cranswick P.L.C.	2,662	28,619
	Crest Nicholson P.L.C.	5,792	47,922
	Croda International P.L.C.	8,941	77,121
*	CSR P.L.C.	3,280	52,052
	Daejan Holdings P.L.C.	1,617	110,574
	Daily Mail & General Trust P.L.C. Series A	4,801	54,731
	Dairy Crest Group P.L.C.	9,052	81,457
*	Dana Petroleum P.L.C.	6,054	101,027
	Davis Service Group P.L.C.	9,356	80,798
	Dawson Holdings P.L.C.	4,336	11,152
	De La Rue P.L.C.	14,352	139,944
	De Vere Group P.L.C.	7,776	93,060
	Delta P.L.C.	13,459	28,204
	Derwent Valley Holdings P.L.C.	3,869	116,309
	Detica Group P.L.C.	1,475	33,549
	Development Securities P.L.C.	4,422	42,809
	Devro P.L.C.	13,279	29,901

21

	Dicom Group P.L.C.	6,860	29,731
	Diploma P.L.C.	1,983	27,320
	Domestic & General Group P.L.C.	2,142	33,750
	Domino Printing Sciences P.L.C.	6,165	28,475
	DS Smith P.L.C.	28,118	87,654
	DSG International	135,522	408,668
	DTZ Holdings P.L.C.	3,558	34,707
*	Easyjet P.L.C.	30,727	199,503
*	Eircom Group P.L.C.	12,680	48,999
	Electrocomponents P.L.C.	18,296	92,392
	Elementis P.L.C.	51,576	73,749
	Emap P.L.C.	5,167	86,056
*	Emerald Energy P.L.C.	8,417	40,460
	EMI Group P.L.C.	20,780	89,413
	Enodis P.L.C.	29,931	79,274
	Enterprise Inns P.L.C.	24,866	390,712
*	Enterprise P.L.C.	4,059	31,681
	Erinaceous Group P.L.C.	5,746	37,783
	Euromoney Institutional Investors P.L.C.	1,396	12,417
	European Motor Holdings P.L.C.	2,809	20,196
*	Evolution Group P.L.C.	11,360	33,036
	Expro International Group P.L.C.	3,094	40,136
	Filtrona P.L.C.	10,470	55,084
	Filtronic P.L.C.	6,007	17,943
	Findel P.L.C.	3,767	33,621
	First Choice Holidays P.L.C.	22,051	87,266
	Firstgroup P.L.C.	13,056	96,020
	Fisher (James) & Sons P.L.C.	2,197	15,705
	FKI P.L.C.	33,149	70,600
	Forth Ports P.L.C.	3,109	93,911
	French Connection Group P.L.C.	5,511	23,460
	Friends Provident P.L.C.	94,306	341,922
	Future Network P.L.C.	19,568	17,926
	Gallaher Group P.L.C.	4,928	76,362
	Galliford Try P.L.C.	23,181	44,697
	Game Group P.L.C.	24,501	34,359
	GCAP Media P.L.C.	8,746	36,482
	GKN P.L.C.	48,675	289,988
	Go-Ahead Group P.L.C.	1,732	53,335
	Grainger Trust P.L.C.	5,593	54,964
	Great Portland Estates P.L.C.	11,932	96,919
	Greene King P.L.C.	12,861	165,417
	Greggs P.L.C.	354	28,817
	Group 4 Securicor P.L.C.	94,000	293,079
	Guiness Peat Group P.L.C.	8,489	12,783
	GUS P.L.C.	11,939	219,705
*	Gyrus Group P.L.C.	5,107	36,313
	Halfords Group P.L.C.	6,800	39,564
	Halma P.L.C.	23,283	77,535
	Hammerson P.L.C.	20,625	412,256
	Hanson P.L.C.	25,187	307,481
	Hardys & Hansons P.L.C.	2,504	32,194
	Hays P.L.C.	22,666	58,781
	HBOS P.L.C.	86,579	1,612,377

22

	Headlam Group P.L.C.	3,793	31,219
	Helical Bar P.L.C.	2,713	17,893
*	Henderson Group P.L.C.	104,555	149,806
	Highway Insurance Holdings P.L.C.	9,271	13,258
	Hilton Group P.L.C.	70,106	452,541
	Hiscox P.L.C.	26,928	118,034
	HMV Group P.L.C.	6,711	21,775
	Holidaybreak P.L.C.	1,695	21,742
	Homeserve P.L.C.	383	10,527
*	Homestyle Group P.L.C.	16,500	36,583
	House of Fraser P.L.C.	28,003	60,283
	HSBC Holdings P.L.C.	29,126	498,445
	Hunting P.L.C.	6,465	39,256
	Huntsworth P.L.C.	17,182	29,651
	ICAP P.L.C.	8,198	63,872
	IMI P.L.C.	13,107	120,159
	Imperial Chemical Industries P.L.C.	10,976	64,733
	Imperial Tobacco Group P.L.C.	3,812	114,646
	Inchcape P.L.C.	3,138	132,480
	Incisive Media P.L.C.	10,736	30,825
	Informa P.L.C.	6,719	52,421
*	Intermediate Capital Group P.L.C.	3,438	84,414
	International Power P.L.C.	57,791	289,564
	Intertek Group P.L.C.	5,695	74,886
	Intserve P.L.C.	2,468	16,270
*	Invensys P.L.C.	513,756	189,214
	ISIS Asset Management P.L.C.	8,091	30,801
	Isoft Group P.L.C.	4,527	14,755
	Isotron P.L.C.	1,175	13,328
	Ite Group P.L.C.	13,126	30,021
	ITV P.L.C.	75,000	142,643
	Jardine Lloyd Thompson Group P.L.C.	4,188	34,562
	JJB Sports P.L.C.	16,171	49,244
	JKX Oil and Gas P.L.C.	6,519	40,202
	Johnson Matthey P.L.C.	8,294	207,898
	Johnson Service Group P.L.C.	3,879	29,791
	Johnston Press P.L.C.	18,888	154,951
	Kelda Group P.L.C.	9,059	126,510
	Keller Group P.L.C.	3,414	27,197
	Kensington Group P.L.C.	2,728	54,208
	Kesa Electricals P.L.C.	14,131	65,813
	Kier Group P.L.C.	1,776	44,838
	Laing (John) P.L.C.	6,206	34,990
	Laird Group P.L.C.	8,765	66,369
	Land Securities Group P.L.C.	16,510	532,632
*	Laura Ashley Holdings P.L.C.	56,367	15,794
	Legal and General Group P.L.C.	215,805	492,806
	Liberty International P.L.C.	17,237	335,059
	Logicacmg P.L.C.	34,093	120,037
*	London Clubs International P.L.C.	13,326	34,093
	London Merchant Securities P.L.C.	22,188	108,882
	Lonmin P.L.C.	2,687	106,886
	Luminar P.L.C.	813	6,940
	Man Group P.L.C.	4,491	181,927

23

*	Marconi Corp. P.L.C.	17,553	121,431
	Marks & Spencer Group P.L.C.	20,186	183,448
	Marshalls P.L.C.	5,494	30,520
*	Marylebone Warwick Balfour Group P.L.C.	4,753	13,393
	Matalan P.L.C.	36,961	118,670
	McAlpine (Alfred) P.L.C.	4,538	33,769
	McBride P.L.C.	12,308	36,255
	McCarthy & Stone P.L.C.	6,859	90,954
	McKay Securities P.L.C.	2,290	13,080
	Meggitt P.L.C.	18,244	119,375
	Melrose Resources P.L.C.	4,120	25,653
	Metalrax Group P.L.C.	22,274	27,395
	MFI Furniture Group P.L.C.	52,487	84,486
	Michael Page International P.L.C.	12,046	65,704
	Millennium and Copthorne Hotels P.L.C.	11,478	87,906
	Minerva P.L.C.	6,011	34,269
	Misys P.L.C.	22,913	94,279
	Mitchells & Butlers P.L.C.	34,285	238,022
	Mitie Group P.L.C.	18,415	65,849
*	Morgan Crucible Company P.L.C.	17,477	69,360
	Morgan Sindall P.L.C.	1,879	38,739
	Morrison (Wm.) Supermarkets P.L.C.	106,979	399,975
	Morse P.L.C.	15,787	32,116
	Mothercare P.L.C.	4,989	32,638
	Mucklow (A & J) Group P.L.C.	3,971	31,286
*	Mytravel Group P.L.C.	22,840	91,535
	National Express Group P.L.C.	5,281	82,250
	National Grid Group P.L.C.	12,791	134,488
	Next P.L.C.	3,161	91,427
	Northern Foods P.L.C.	34,592	83,535
	Northern Rock P.L.C.	12,437	245,708
*	Northgate Information Solutions P.L.C.	39,247	57,158
	Northgate P.L.C.	5,956	116,179
	Northumbrian Water Group P.L.C.	24,729	105,804
*	NSB Retail P.L.C.	42,949	24,501
	Oxford Instruments P.L.C.	2,865	11,498
*	Pace Micro Technology P.L.C.	34,362	39,271
	Pearson P.L.C.	16,449	204,302
	Pendragon P.L.C.	4,298	45,702
	Peninsular & Oriental Steam Navigation P.L.C.	14,790	133,850
	Pennon Group P.L.C.	2,484	60,881
	Persimmon P.L.C.	9,594	234,866
	Photo-Me International P.L.C.	11,337	19,530
	Pilkington P.L.C.	28,697	81,507
	Premier Farnell P.L.C.	18,684	67,104
	Premier Foods P.L.C.	10,070	55,166
*	Premier Oil P.L.C.	8,219	120,516
	Prudential Corp. P.L.C.	26,564	281,035
	Psion P.L.C.	10,581	36,280
	Punch Taverns, Ltd.	17,611	263,953
	PZ Cuzzons P.L.C.	3,899	106,487
	Radstone Technology P.L.C.	4,950	23,681
	Rank Group P.L.C.	26,098	119,100
*	Rathbone Brothers P.L.C.	2,209	44,762

24

	Reckitt Benckiser P.L.C.	3,509	124,940
	Redrow P.L.C.	10,002	95,585
	Reed International P.L.C.	8,601	77,647
*	Regent Inns P.L.C.	16,761	28,501
*	Regus Group P.L.C.	26,497	52,845
	Renishaw P.L.C.	2,171	34,730
	Rentokil Initial P.L.C.	49,753	137,018
	Resolution P.L.C.	11,739	137,097
	Restaurant Group P.L.C.	11,312	29,924
	Reuters Holdings Group P.L.C.	12,581	83,789
	Rexam P.L.C.	18,793	167,112
	Ricardo P.L.C.	2,326	12,617
	Richmond Foods P.L.C.	3,573	38,040
	RM P.L.C.	6,264	20,474
	Robert Walters P.L.C.	13,001	41,977
	Robert Wiseman Dairies P.L.C.	5,896	29,773
*	Rolls Royce Group P.L.C.	25,530	196,245
	Rotork P.L.C.	2,873	36,787
	Royal & Sun Alliance Insurance Group P.L.C.	92,318	210,501
	Royal Bank of Scotland Group P.L.C.	81,762	2,734,865
	Royal Dutch Shell P.L.C. Series B	54,230	1,705,029
	RPC Group P.L.C.	6,129	28,683
	RPS Group P.L.C.	9,101	28,453
	Sabmiller P.L.C.	11,139	221,403
	Sage Group P.L.C.	38,010	184,740
	Sainsbury (J.) P.L.C.	58,420	328,023
	Savills P.L.C.	1,999	39,732
	Schroders P.L.C.	9,300	187,510
*	Schroders P.L.C. Non-Voting	5,028	94,528
	Scottish & Newcastle P.L.C.	31,334	281,374
	Scottish Hydro-Electric P.L.C.	12,549	252,752
	Scottish Power P.L.C.	11,378	116,390
*	SDL P.L.C.	8,590	32,550
	Senior P.L.C.	12,506	14,814
	Serco Group P.L.C.	16,064	97,861
	Severfield-Rowan P.L.C.	2,117	38,585
	Severn Trent P.L.C.	4,354	88,041
	Shaftesbury P.L.C.	10,457	95,311
	Shanks Group P.L.C.	14,115	47,224
*	Shire P.L.C.	2,251	35,161
	SIG P.L.C.	6,442	102,552
	Signet Group P.L.C.	83,528	151,030
	Slough Estates P.L.C.	29,956	319,866
	SMG P.L.C.	16,594	24,716
	Smith & Nephew P.L.C.	7,085	63,055
	Smith (WH) P.L.C.	16,841	120,504
	Smiths Group P.L.C.	7,441	122,481
*	Soco International P.L.C.	2,165	30,666
	Sondex P.L.C.	7,594	37,557
	Spectris P.L.C.	4,431	52,209
	Speedy Hire P.L.C.	2,805	46,532
	Spirax-Sarco Engineering P.L.C.	4,714	82,616
*	Spirent P.L.C.	54,266	46,415
	SSL International P.L.C.	8,966	51,353

25

	St. Ives P.L.C.	4,122	18,414
	St. Modwen Properties P.L.C.	8,788	71,560
	Stagecoach Group P.L.C.	19,857	39,041
	Standard Chartered P.L.C.	7,599	198,447
	Stanley Leisure P.L.C.	4,067	59,547
	Tate & Lyle P.L.C.	29,403	308,318
	Taylor Nelson Sofres P.L.C.	13,398	58,826
	Taylor Woodrow P.L.C.	38,506	280,646
	TDG P.L.C.	6,362	24,983
	Ted Baker P.L.C.	3,510	32,485
	Tesco P.L.C.	154,757	917,100
	Tomkins P.L.C.	8,029	46,874
	Topps Tiles P.L.C.	21,404	81,407
	Town Centre Securities P.L.C.	5,250	49,180
	Trinity Mirror P.L.C.	22,924	231,954
	TT Electronics P.L.C.	10,659	33,023
	Tullow Oil P.L.C.	12,772	66,778
	U.K. Coal P.L.C.	13,247	34,836
	Ulster Television P.L.C.	3,742	29,650
	Ultra Electronics Holdings P.L.C.	1,894	33,491
	Umeco P.L.C.	3,185	28,848
	Uniq P.L.C.	12,866	29,392
	Unite Group P.L.C.	5,289	39,527
	United Business Media P.L.C.	8,154	95,992
	United Utilities P.L.C.	7,150	85,613
*	Vanco P.L.C.	1,966	19,824
	Vedanta Resources P.L.C.	11,940	206,034
*	Venture Production P.L.C.	3,232	33,932
*	Vernalis P.L.C.	15,428	22,557
	Victrex P.L.C.	688	8,716
	Viridian Group P.L.C.	7,964	140,770
	Vitec Group P.L.C.	1,760	14,079
	VT Group P.L.C.	4,528	35,186
	Warner Estate Holdings P.L.C.	3,238	40,188
	Weir Group P.L.C.	13,887	106,802
*	Wellington Underwriting P.L.C.	27,800	46,121
	Wetherspoon (J.D.) P.L.C.	8,653	54,610
	Whitbread P.L.C.	19,181	356,140
	William Hill P.L.C.	7,743	78,872
	Wilmington Group P.L.C.	7,851	26,831
	Wilson Bowden P.L.C.	3,679	96,226
	Wimpey (George) P.L.C.	27,110	262,842
	Wincanton P.L.C.	3,431	19,069
*	Wolfson Microelectronics P.L.C.	5,439	34,428
	Wolseley P.L.C.	8,079	200,421
	Wolverhampton & Dudley Breweries P.L.C.	5,838	125,008
	Wood Group (John) P.L.C.	21,993	91,548
	Woolworths Group P.L.C.	95,221	56,348
	Workspace Group P.L.C.	13,603	77,481
	WPP Group P.L.C.	16,973	197,116
	WSP Group P.L.C.	4,475	30,372
	Wyevale Garden Centres P.L.C.	4,081	39,102
	XANSA P.L.C.	11,942	20,933
	Xstrata P.L.C.	13,378	390,562

26

	Yell Group P.L.C.	10,473	101,947
	Yule Catto & Co. P.L.C.	8,626	40,800

TOTAL — UNITED KINGDOM			45,598,956

UNITED STATES — (14.6%)
COMMON STOCKS — (14.6%)
*	ABB, Ltd. ADR	3,800	45,790
*	ABN AMRO Holding NV ADR	28,100	818,272
*	Adecco SA ADR	1,700	23,392
*	Aegon NV ADR	7,400	122,100
*	AKZO Nobel NV Sponsor ADR	800	40,488
*	Alcatel SA ADR	5,700	76,950
*	Allianz AG ADR	52,100	842,978
*	Allied Irish Banks P.L.C. ADR	14,200	678,760
*	Altana AG ADR	600	32,286
*	Amcor, Ltd. ADR	3,700	81,311
*	Amvescap P.L.C. ADR	13,700	261,122
*	ARM Holdings P.L.C. Sponsored ADR	21,800	156,960
*	Asia Satellite Telecommunications Holdings, Ltd. ADR	900	15,444
	AstraZeneca P.L.C. Sponsored ADR	8,100	374,625
*	Australia & New Zealand Banking Group, Ltd. Sponsored ADR	2,400	228,552
*	Axa ADR	29,900	1,057,862
	Banco Santander Central Hispanoamerica, SA Sponsored ADR	34,700	507,314
	Bank of Ireland P.L.C. Sponsored ADR	7,800	555,750
*	Barclays P.L.C. ADR	30,600	1,434,222
*	BASF AG Sponsored ADR	3,800	287,242
*	Bayer AG Sponsored ADR	3,400	136,816
*	BG Group P.L.C. ADR	5,400	317,574
*	BHP Billiton P.L.C. ADR	1,200	40,656
*	BHP Billiton, Ltd. Sponsored ADR	12,000	433,080
	BP P.L.C. ADR	22,200	1,474,524
*	British Airways P.L.C. Sponsored ADR	200	11,478
*	British American Tobacco P.L.C. Sponsored ADR	600	28,740
	BT Group P.L.C. ADR	6,000	217,380
*	Business Objects SA ADR	1,100	41,019
*	Cadbury Schweppes P.L.C. ADR	7,000	286,440
	Canon, Inc. ADR	5,300	331,144
*	China Unicom, Ltd. ADR	2,600	22,412
*	Ciba Specialty Chemicals Holding AG ADR	200	6,170
*	Colt Telecom Group P.L.C. Sponsored ADR	800	3,608
*	Compagnie Generale de Geophysique SA Sponsored ADR	2,000	51,260
*	Corus Group P.L.C. ADR	9,800	123,676
*	Credit Suisse Group ADR	26,500	1,465,450
*	CRH P.L.C. Sponsored ADR	2,200	74,800
*	DaimlerChrysler AG ADR	9,000	499,230
*	Delhaize Group Sponsored ADR	1,200	79,848
*	Deutsche Bank AG ADR	8,100	897,075
*	Deutsche Telekom AG ADR	25,100	396,329
*	Diageo P.L.C. ADR	3,300	203,610
*	E.ON AG ADR	24,600	911,184
*	Enel SpA Sponsored ADR	1,800	75,060
*	Energias de Portugal SA Sponsored ADR	500	17,460

27

	Eni SpA Sponsored ADR	8,850	506,839
*	Epcos AG ADR	2,700	37,530
*	Fiat SpA Sponsored ADR	4,400	47,740
*	France Telecom SA Sponsored ADR	5,200	113,568
*	Gallaher Group P.L.C Sponsored ADR	700	43,323
	GlaxoSmithKline P.L.C. ADR	14,200	721,644
*	Groupe Danone ADR	5,300	127,571
*	Hanson P.L.C. ADR	1,400	85,316
*	Hellenic Telecommunication Organization Co. S.A. ADR	6,800	71,944
	Hitachi, Ltd. ADR	7,300	509,905
	Honda Motor Co., Ltd. ADR	25,300	743,314
	HSBC Holdings P.L.C. ADR	38,400	3,290,496
	Imperial Tobacco Group P.L.C. ADR	1,600	96,928
*	Infineon Technologies AG ADR	4,000	36,840
*	ING Groep NV ADR	31,200	1,172,808
	InterContinental Hotels Group P.L.C. ADR	25,300	388,861
*	Koninklijke (Royal) KPN NV Sponsored ADR	4,300	44,634
*	Koninklijke Ahold NV Sponsored ADR	21,800	178,106
*	Koninklijke Philips Electronics NV ADR	29,700	965,844
*	Kyocera Corp. Sponsored ADR	1,000	88,690
*	LaFarge SA Sponsored ADR	8,700	228,462
*	Lloyds TSB Group P.L.C. ADR	22,900	896,535
*	Makita Corp. Sponsored ADR	2,000	57,968
*	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	11,600	244,876
*	Millea Holdings, Inc. ADR	1,605	162,875
*	Mitsubishi UFJ Financial Group, Inc. ADR	6,000	89,400
*	Mitsui & Co., Ltd. Sponsored ADR	200	54,760
*	National Australia Bank, Ltd. Sponsored ADR	2,400	325,464
*	National Bank of Greece ADR	10,400	108,056
*	National Grid Group P.L.C. Sponsored ADR	700	36,855
*	NEC Corp. Sponsored ADR	6,000	37,080
*	Nokia Oyj Sponsored ADR	5,300	98,474
*	Nomura Holdings, Inc. ADR	23,000	443,670
*	Norsk Hydro ASA Sponsored ADR	900	105,075
	Novartis AG ADR	15,000	798,750
*	Novo-Nordisk A.S. Sponsored ADR	800	47,080
*	NTT DoCoMo, Inc. Sponsored ADR	2,400	35,592
*	Pearson P.L.C. Sponsored ADR	16,300	202,935
*	Reed Elsevier NV Sponsored ADR	700	18,928
*	Reed Elsevier P.L.C. Sponsored ADR	100	3,605
	Repsol SA ADR	19,300	540,593
	Rio Tinto P.L.C. ADR	1,600	301,824
*	Royal & Sun Alliance Insurance Group P.L.C. ADR	3,600	41,112
*	San Paolo-IMI SpA Sponsored ADR	1,200	42,360
*	Sanofi - Aventis ADR	36,500	1,555,995
*	SAP AG Sponsored ADR	3,800	194,180
	Schering AG ADR	300	21,516
	Scottish Power P.L.C. ADR	13,600	555,560
*	SGL Carbon AG Sponsored ADR	900	5,219
*	Shire P.L.C. ADR	7,000	333,060
	Siemens AG ADR	13,100	1,204,938
*	Signet Group P.L.C. Sponsored ADR	2,000	36,280
*	Smith & Nephew P.L.C. Sponsored ADR	400	17,876
	Sony Corp. ADR	20,600	965,728

28

*	Statoil ASA ADR	3,200	81,856
*	Stora Enso Oyj Sponsored ADR	9,300	132,060
*	Suez SA ADR	700	25,662
*	Swisscom AG Sponsored ADR	100	2,997
*	Syngenta AG ADR	19,100	542,822
*	TDK Corp. Sponsored ADR	3,000	207,750
*	Technip SA ADR	800	48,208
	Telecom Corporation of New Zealand, Ltd. ADR	2,000	55,980
*	Telefon AB L.M. Erricson ADR	4,400	150,040
*	Tomkins P.L.C. Sponsored ADR	1,300	30,485
	Total SA Sponsored ADR	8,500	1,072,105
	Toyota Motor Credit Corp. ADR	25,100	2,682,437
*	Trend Micro, Inc. ADR	805	24,907
*	UBS AG ADR	10,900	1,157,907
	Unilever P.L.C. ADR	3,900	162,045
*	United Utilities P.L.C. Sponsored ADR	500	12,155
*	Upm-Kymmene Oyj Sponsored ADR	8,000	169,840
*	Veolia Environnement SA ADR	900	47,232
*	Vivendi Universal SA ADR	23,200	699,480
	Vodafone Group P.L.C. ADR	63,700	1,230,684
*	Volvo AB Sponsored ADR	3,100	135,253
*	Westpac Banking Corp. Sponsored ADR	400	35,024
*	WPP Group P.L.C. ADR	6,300	365,337

TOTAL — UNITED STATES			43,944,291

CANADA — (6.5%)
COMMON STOCKS — (6.5%)
*	Aastra Technologies, Ltd.	1,400	47,120
*	Aeterna Zentaris, Inc.	2,100	12,787
	AGF Management, Ltd. Class B Non-Voting	6,700	127,344
*	Agnico Eagle Mines, Ltd.	5,500	141,172
	Agricore United	1,000	7,479
	Agrium, Inc.	3,100	77,197
	Akita Drilling, Ltd.	1,500	30,358
	Alcan, Inc.	8,524	371,277
*	Algoma Steel, Inc.	3,100	82,107
	Aliant, Inc.	1,300	31,526
*	Alimentation Couche-Taro, Inc. Subordinated Voting Class B	1,800	39,977
*	Alliance Atlantis Communications, Inc. Series B Non-Voting	1,200	34,296
*	Angiotech Pharmaceuticals, Inc.	6,000	93,291
	Astral Media, Inc. Class A	3,000	86,559
	Atco, Ltd. Class 1 Non-Voting	2,500	80,954
*	ATI Technologies, Inc.	3,500	55,713
*	Atlas Energy, Ltd.	6,900	30,115
*	ATS Automation Tooling System, Inc.	3,600	57,336
	AUR Resources, Inc.	4,500	53,258
*	Axcan Pharma, Inc.	3,600	43,683
*	Ballard Power Systems, Inc.	4,700	28,743
	Bank of Montreal	8,534	518,746
	Bank of Nova Scotia	10,800	452,356
*	Bankers Petroleum, Ltd.	12,000	11,298
	Barrick Gold Corp.	5,917	161,924

29

	BCE, Inc.	8,700	211,290
*	Bema Gold Corp.	5,500	22,746
*	Biovail Corp.	2,200	55,385
*	Blackrock Ventures, Inc.	1,600	16,712
*	Bombardier, Inc. Class B	64,000	163,316
*	Boralex, Inc. Class A	4,700	38,048
	Brookfield Asset Management, Inc. Series A Limited Voting	3,300	181,051
	Brookfield Properties Corp.	1,400	41,392
*	CAE, Inc.	6,800	56,485
*	Calfrac Well Services, Ltd.	600	17,935
*	Cambior, Inc.	9,900	29,444
	Cameco Corp.	3,000	111,532
*	Canada Bread Co., Ltd.	1,100	48,503
*	Canadian Hydro Developers, Inc.	6,500	31,572
	Canadian Imperial Bank of Commerce	4,000	281,297
	Canadian National Railway Co.	4,100	193,338
	Canadian National Resources, Ltd.	1,500	82,032
	Canadian Pacific Railway, Ltd.	6,100	312,394
*	Canadian Superior Energy, Inc.	12,500	30,358
	Canadian Tire Corp. Class A Non-Voting	3,100	181,807
	Canadian Utilities, Ltd. Class A Non-Voting	2,600	92,520
	Canadian Western Bank	1,400	46,800
*	Canam Group, Inc. Class A Subordinate Voting	4,800	36,662
*	Canfor Corp.	6,100	72,516
*	Cangene Corp.	2,600	19,447
*	Cardiome Pharma Corp.	3,700	44,213
	CCL Industries, Inc. Class B Non-Voting	1,300	35,747
*	Celestica, Inc. Subordinate Voting	5,900	64,168
*	Centurion Energy International, Inc.	1,800	17,803
*	CGI Group, Inc.	11,200	84,164
	CHC Helicopter Corp. Class A Subordinate Voting	1,800	40,310
	Chum, Ltd. Class B Non-Voting	1,000	27,234
	Cinram International, Inc.	3,300	85,516
	Cogeco Cable, Inc. Subordinate Voting	1,100	26,734
*	Cognos, Inc.	600	22,972
*	Compton Petroleum Corp.	1,000	12,988
	Corus Entertainments, Inc. Class B Non-Voting	2,800	88,328
*	Crew Gold Corp.	6,000	8,817
*	Crystallex International Corp.	8,000	22,878
*	Dorel Industries, Inc. Class B Subordinate Voting	1,100	32,580
*	Draxis Health, Inc.	6,600	30,606
*	Dundee Corp. Class A Subordinate Voting	1,200	34,423
*	Dynatec Corp.	21,800	25,896
*	Eldorado Gold Corp.	9,300	39,444
	Emera, Inc.	2,900	51,036
*	Emergis, Inc.	6,700	29,890
	Empire Co., Ltd. Class A Non-Voting	1,500	55,106
	Enbridge, Inc.	5,517	173,794
	EnCana Corp.	16,100	665,420
*	Enerflex Systems, Ltd.	1,700	40,389
	Ensign Energy Services, Inc.	1,500	51,080
	Extendicare, Inc.	5,400	114,752
#	Fairfax Financial Holdings, Inc. Subordinate Voting	1,000	144,934
	Fairmont Hotels & Resorts, Inc.	4,600	203,842

30

	Finning International, Inc.	5,600	185,870
*	First Calgary Petroleums, Ltd. Class A	1,200	10,306
*	First Quantum Minerals, Ltd.	700	22,451
*	Firstservice Corp.	1,000	25,289
	Fortis, Inc.	4,500	92,063
*	Forzani Group, Ltd. Class A	2,900	38,303
*	Galleon Energy, Inc. Class A	600	11,140
*	Garda World Security Corp. Class A	1,000	17,555
*	GEAC Computer Corp., Ltd.	4,600	50,434
*	Genesis Land Development Corp.	3,900	16,918
*	Gennum Corp.	400	6,075
	George Weston, Ltd.	900	69,279
	Gerdau Ameristeel Corp.	7,300	58,904
*	Gildan Activewear, Inc.	1,200	59,923
*	Glamis Gold, Ltd.	2,300	62,577
*	Golden Star Resources, Ltd.	4,500	13,503
*	Great Basin Gold, Ltd.	10,600	19,307
*	Great West Lifeco, Inc.	2,000	51,476
*	High River Gold Mines, Ltd.	7,400	13,870
	Home Capital Group, Inc.	900	32,485
	Hudson’s Bay Co.	2,700	36,231
*	Hummingbird, Ltd.	1,500	34,080
*	Husky Energy, Inc.	1,000	61,208
*	Husky Injection Molding Systems, Ltd.	10,700	46,512
*	IGM Financial, Inc.	2,400	98,179
*	Imax Corp.	2,900	26,462
*	Imperial Oil, Ltd.	600	57,917
	INCO, Ltd.	5,200	251,386
	Industrial Alliance Insurance & Financial Services, Inc.	5,000	140,525
	Inmet Mining Corp.	1,800	50,051
*	International Forest Products, Ltd. Series A	1,800	10,770
*	International Uranium Corp.	2,700	15,799
*	Intertape Polymer Group, Inc.	4,400	36,433
	Intrawest Corp.	3,500	111,457
	Ipsco, Inc.	1,101	106,084
	Jean Coutu Group PJC, Inc. Class A Subordinate Voting	6,200	72,450
*	Killam Properties, Inc.	5,300	14,224
	Kingsway Financial Services, Inc.	4,200	85,852
*	Kinross Gold Corp.	17,700	163,380
*	Labopharm, Inc.	1,600	12,347
	Laurentian Bank of Canada	1,200	37,401
	Leon’s Furniture Ltd.	900	32,541
	Linamar Corp.	2,100	24,484
*	Lionore Mining International, Ltd.	6,100	31,132
	Loblaw Companies, Ltd.	3,400	172,476
*	MacDonald Dettweiler & Associates, Ltd.	1,100	37,546
*	Magellan Aerospace Corp.	5,000	13,727
	Magna International, Inc. Class A	4,212	314,107
*	Major Drilling Group International, Inc.	2,200	41,524
	Manitoba Telecom Services, Inc.	1,500	50,235
#	Manulife Financial Corp.	13,500	864,561
	MDS, Inc.	10,500	212,504
*	Mega Bloks, Inc.	700	16,132
*	Meridian Gold, Inc.	3,600	91,326

31

	Methanex Corp.	8,500	168,287
	Metro, Inc. Class A Subordinate Voting	5,700	148,713
	Mi Developments, Inc.	3,600	122,561
*	Miramar Mining Corp.	12,400	35,134
*	Morguard Corp.	400	11,390
	Mosaid Technologies, Inc.	1,400	30,798
	National Bank of Canada	5,800	330,714
*	Neurochem, Inc.	900	13,471
	New Maple Leaf Foods, Inc.	5,200	62,915
	Nexen, Inc.	2,601	135,743
*	Niko Resources, Ltd.	500	22,355
	Norbord, Inc.	4,700	51,944
*	Nortel Networks Corp.	70,100	199,854
*	North American Palladium, Ltd.	4,400	45,067
	Northbridge Financial Corp.	900	24,613
*	Northern Orion Resources, Inc.	14,300	52,849
*	Northgate Minerals Corp.	17,400	39,196
	Nova Chemicals Corp.	5,700	186,280
*	Nuvista Energy, Ltd.	1,000	12,539
	Onex Corp.	2,500	44,349
*	Open Text Corp.	4,000	70,254
*	Pan Amer Silver Corp.	900	19,965
*	Paramont Resources, Ltd. Class A	2,900	92,018
*	Pason Systems, Inc.	600	17,053
	Penn West Energy Trust	2,800	96,409
*	Petrobank Energy & Resources, Ltd.	1,500	18,347
	Petro-Canada	5,700	261,063
	Potash Corp. of Saskatchewan, Inc.	700	66,985
	Power Corp. of Canada, Ltd.	9,600	265,247
	Power Financial Corp.	2,900	84,950
	Precision Drilling Trust	1,500	46,896
	Quebecor World, Inc.	3,600	36,746
*	Quebecor, Inc. Class B Subordinate Voting	3,100	73,650
	Quest Capital Corp.	14,900	38,677
*	Real Resources, Inc.	800	14,642
	Reitmans Canada, Ltd.	3,200	54,570
*	Rider Resources, Ltd.	700	9,356
	Ritchie Brothers Auctioneers, Inc.	800	38,231
	Rogers Communications, Inc. Class B Non-Voting	1,700	68,063
*	Rona, Inc.	4,100	77,566
*	Rothmans, Inc.	800	15,276
	Royal Bank of Canada	3,700	308,873
*	Royal Group Technologies, Ltd.	3,000	29,724
	Russel Metals, Inc.	2,000	45,510
*	Saputo, Inc.	2,900	85,103
*	Saskatchewan Wheat Pool	3,000	22,148
*	Savanna Energy Services Corp.	600	13,146
	Sears Canada, Inc.	2,500	38,541
	Shaw Communictions, Inc. Class B Non-Voting	2,500	65,665
*	Shawcor, Ltd.	3,000	44,665
	Shell Canada, Ltd.	1,600	53,782
	Sherritt International Corp.	12,100	107,537
	Shoppers Drug Mart Corp.	2,000	77,944
	Sico, Inc.	2,400	29,143

32

*	Sierra Wireless, Inc.	2,800	33,261
*	Silvercorp Metals, Inc.	800	6,863
*	Sino-Forest Corp.	11,500	63,144
*	Sleeman Breweries, Ltd.	2,400	25,046
	SNC-Lavalin Group, Inc.	1,200	100,312
	Sobeys, Inc.	2,200	73,272
	St Lawrence Cement Group, Inc. Class A Subordinate Voting	1,200	33,525
*	Stantec, Inc.	500	17,885
*	Stratos Global Corp.	3,600	31,234
	Sun Life Financial, Inc.	13,500	590,985
	Suncor Energy, Inc.	2,001	149,575
	Talisman Energy, Inc.	1,700	89,379
*	Tan Range Exploration Corp.	1,800	11,515
	Teck Cominco Class B	1,700	106,283
	Telus Corp.	1,900	74,967
*	Tenke Mining Corp.	4,800	52,247
*	Tesco Corp.	1,900	35,260
	Thomson Corp.	4,200	160,690
	Toromont Industries, Ltd.	700	15,399
	Toronto Dominion Bank	17,900	1,030,103
	Torstar Corp. Class B Non-Voting	3,800	76,672
	Transalta Corp.	8,538	181,661
	Transcanada Corp.	9,721	299,384
*	Transglobe Energy Corp.	4,900	27,810
*	Trican Well Service, Ltd.	500	21,237
	TSX Group, Inc.	1,100	46,664
*	Tundra Semiconductor Corp.	2,100	24,854
	Uni-Select, Inc.	1,100	28,070
*	UTS Energy Corp.	10,500	61,349
*	Van Houtte, Inc.	1,100	19,842
*	Virginia Gold Mines, Inc.	1,100	12,448
	West Fraser Timber Co., Ltd.	2,600	94,899
*	Westaim Corp.	9,100	48,044
*	Western Silver Corp.	1,000	19,438
*	Westjet Airlines, Ltd.	5,300	49,062
	Winpak, Ltd.	3,500	32,122
*	Yamana Gold, Inc.	2,700	24,233
*	Zarlink Semiconductor, Inc.	13,900	31,678
*	Zenon Environmental, Inc.	1,300	20,648

TOTAL — CANADA			19,502,610

FRANCE — (5.2%)
COMMON STOCKS — (5.2%)
	Accor SA	6,223	373,993
	Air France-KLM	10,275	237,749
	Air Liquide SA	1,673	330,121
	Alain Afflelou SA	928	29,855
*	Alcatel SA	9,320	125,490
*	Alstom SA	1,009	86,238
*	Alten SA	912	31,202
*	Altran Technologies SA	6,045	84,761
	April Group SA	1,811	87,294

33

	Assurances Generales de France (AGF)	2,987	310,285
	Assystem Brime SA	1,127	33,324
*	Atos Origin	4,581	319,218
	AXA SA	3,554	125,663
	Bacou-Dalloz	295	32,097
	Beneteau SA	349	27,157
	BNP Paribas SA	18,585	1,719,975
	Boiron SA	1,211	24,392
	Bollore Technologies SA	147	82,514
	Bonduelle SA	382	28,459
	Bongrain SA	320	20,297
	Bourbon SA	561	57,296
	Bouygues SA	2,924	153,583
*	Bull SA	1,635	19,471
*	Business Objects SA	3,242	120,326
	Canal Plus SA	3,368	32,936
*	Cap Gemini SA	8,662	427,063
	Carbone Lorraine SA	616	30,709
	Carrefour SA	4,864	241,457
	Casino Guichard Perrachon SA	752	46,874
	CEGID SA	485	20,248
	CFF Recycling SA	647	22,339
*	Cie Generale de Geophysique SA	431	55,198
	Cie Generale D’Optique Essilor Intenational SA	830	71,514
	Clarins SA	1,376	82,263
*	Club Mediterranee SA	613	30,809
	CNP Assurances	1,514	144,976
	Compagnie de Saint-Gobain	13,593	906,839
	Compagnie Francaise d’Etudes et de Construction Technip SA	3,990	239,761
	Dassault Systemes SA	315	17,591
	Dior (Christian) SA	603	55,894
	Eiffage SA	1,122	127,042
	Electricite de Strasbourg	174	33,376
	Elior	6,807	102,296
	Esso SA	270	57,407
*	Etam Developpement SA	524	26,193
	Euler-Hermes SA	1,747	196,521
*	Euro Disney SCA	193,822	25,522
*	European Aeronautic Defence & Space Co.	5,387	197,485
	Faurecia SA	417	26,090
	Fimalac SA	772	61,010
	Fleury Michon SA	463	24,686
	Foncia Groupe	694	25,209
	Generale de Sante	2,012	57,884
	Generale des Establissements Michelin SA Series B	1,246	76,008
	Generale Location SA	696	26,356
	Geodis SA	498	71,232
*	GFI Informatique SA	3,974	32,631
	Groupe Steria SCA	573	31,048
	Guerbet SA	171	27,742
	Guyenne et Gascogne SA	267	27,193
	Hermes International SA	158	39,535
	Iliad SA	800	54,879
	Imerys SA	1,606	137,176

34

*	Infogrames Entertainment SA	15,123	13,509
	Ingenico SA	1,690	31,576
	Ipsos SA	268	35,858
*	JC Decaux SA	2,146	53,853
	Kaufman et Broad SA	417	39,797
	LaFarge SA	5,526	578,101
	Lagardere S.C.A. SA	4,288	331,483
	Locindus	509	23,362
	L’Oreal SA	1,381	122,103
	LVMH (Louis Vuitton Moet Hennessy)	1,352	122,813
	Manitou SA	707	27,471
	Manutan International SA	423	24,113
	Metropole Television SA	2,129	64,029
	Neopost SA	762	76,276
	Nexans SA	1,461	96,415
*	NRJ Group	1,337	30,025
	Oberthur Card Systems SA	3,280	27,658
*	Orpea	541	33,096
	Pernod-Ricard SA	672	115,003
	Peugeot SA	7,003	408,254
	Pierre & Vacances	223	20,472
	Pinguely-Haulotte SA	1,681	41,998
	Plastic Omnium SA	1,099	41,419
	PPR SA	3,045	350,793
	Provimi SA	1,292	33,321
	Publicis Groupe	1,433	54,673
	Rallye SA	877	30,350
	Remy Cointreau SA	1,833	91,104
	Renault SA	4,180	401,667
*	Rhodia SA	8,847	22,788
	Rubis SA	462	35,630
	Safran SA	2,117	53,882
	Sanofi - Aventis	2,000	170,250
	Schneider SA	7,284	744,297
	SCOR SA	56,001	134,575
	SEB SA	622	67,019
	SILIC (Societe Immobiliere de Location pour L’industrie et le Commerce)	288	30,990
	Societe BIC SA	1,851	112,908
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	41	24,507
	Societe des Ciments de Francais SA	561	83,150
	Societe Generale Paris	6,614	936,629
	Societe Industrielle D’Aviations Latecoere SA	701	29,222
	Societe Television Francaise 1	2,198	66,201
	Sodexho Alliance SA	3,163	134,578
	Somfy SA	95	22,614
	SR Teleperformance	992	33,095
	Stallergenes SA	223	33,379
	Ste des Autoroutes du Sud de la France	703	42,503
	Ste Virbac SA	422	21,029
	Stef-Tfe SA	792	35,978
	Sucriere de Pithiviers-Le-Vieil	33	26,420
	Suez (ex Suez Lyonnaise des Eaux)	4,083	149,959
	Thales SA	908	41,370

35

	Trigano SA	846	42,286
*	UbiSoft Entertainment SA	1,161	45,185
	Valeo SA	3,671	146,926
	Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)	105	82,151
	Veolia Environnement SA	2,750	143,781
	Viel et Compagnie	5,851	28,534
	Vilmorin Clause et Compagnie SA	766	55,708
	Vinci SA	1,355	125,073
	Vivendi Universal SA	5,895	178,321
	Vranken Pommery Monopole	469	23,903
	Wendel Investissement	1,167	133,566
	Zodiac SA	1,393	87,439

TOTAL — FRANCE			15,838,190

SWITZERLAND — (4.2%)
COMMON STOCKS — (4.2%)
	A. Hiestad Holding AG	35	30,688
*	ABB, Ltd.	14,804	177,376
*	Actelion, Ltd.	256	21,925
	AFG Arbonia-Forster Holding AG	94	27,378
	Allreal Holding AG	288	27,999
	Ascom Holding AG	2,673	40,197
	Bachem AG	487	27,682
	Baloise-Holding AG	3,692	233,897
	Bank Sarasin & Cie Series B, Basel	41	95,299
	Banque Cantonale Vaudoise	238	76,194
*	Barry Callebaut AG	145	57,468
	Belimo Holdings AG	65	43,578
	BKW FMB Energie AG	1,118	87,503
	Bobst Group AG	657	28,052
*	Bucher Industries AG	930	88,191
	Charles Voegele Holding AG	617	56,421
	Ciba Spezialitaetenchemie Holding AG	3,487	215,596
*	Clariant AG	17,430	266,336
	Compagnie vaudoise d’electricite	51	50,075
*	Converium Holding AG	16,991	187,196
	Credit Suisse Group	4,324	239,486
*	Crucell NV	1,172	28,899
	Ems-Chemie Holding AG	569	57,166
	Energiedienst Holding AG	99	36,879
*	Fischer (Georg) AG	262	106,049
*	Flughafen Zuerich AG	155	30,429
*	Forbo Holding AG, Eglisau	122	30,828
	Galenica Holding, Ltd. AG, Bern	395	74,430
	Geberit AG	179	162,403
	Givaudan SA	477	341,481
	Gurit-Heberlein AG	27	28,108
	Helvetia Patria Holding	166	37,349
	Holcim, Ltd.	7,322	576,639
	Industrieholding Cham AG	90	26,553
	Jelmoli Holding AG	23	37,165

36

*	Julius Baer Holding AG	1,563	134,258
*	Kardex AG	584	28,017
	Kudelski SA	742	20,904
	Kuehne & Nagel International AG	289	87,176
	Kuoni Reisen Holding AG	206	88,279
	Lindt & Spruengli AG	3	59,362
*	Logitech International SA	1,701	68,522
	Lonza Group AG	1,923	124,742
*	Micronas Semiconductor Holding AG	2,227	71,514
	Nestle SA, Cham und Vevey	7,146	2,100,950
	Nobel Biocare Holding AG	454	101,368
	Novartis AG	879	47,302
*	OZ Holding AG	401	29,798
	Phoenix Mecano AG, Stein am Rhein	93	31,199
	Phonak Holding AG	1,646	79,446
*	PSP Swiss Property AG	2,769	130,891
	PubliGroupe SA	203	61,287
	Rieters Holdings AG	325	126,111
	Roche Holding AG Bearer	454	75,411
#	Roche Holding AG Genusschein	4,752	702,093
	Saurer AG	1,100	79,814
	Schindler Holding AG - Regd	101	47,451
	Schweiter Technology AG	167	44,549
	Schweizerhall Holding AG	326	31,824
	Serono SA	70	49,669
*	SEZ Holding AG	1,273	28,127
	Sig Holding AG	386	85,598
*	Sika Finanz AG	105	103,247
	Societe Generale de Surveillance Holding SA	102	94,145
	St. Galler Kantonalbank	76	26,581
	Straumann Holding AG	213	50,210
	Sulzer AG	229	143,053
	Swatch Group AG	1,159	188,038
	Swiss Life AG	1,955	362,435
	Swiss Prime Site AG	765	37,345
	Swiss Reinsurance Co., Zurich	13,149	936,673
	Swisscom AG	284	85,288
	Swissfirst AG	503	37,443
	Tamedia AG	348	34,656
	Tecan Group AG	767	42,274
	The Swatch Group AG	2,582	84,966
	UBS AG	6,278	667,008
*	Unaxis Holding AG	734	153,858
*	Unilabs SA	832	27,194
	Valiant Holding AG	668	66,319
	Vontobel Holdings AG	2,300	90,963
	Zschokke Holding SA	44	35,795
	Zurich Financial SVCS AG	5,686	1,342,713

TOTAL COMMON STOCKS			12,798,781

RIGHTS/WARRANTS — (0.0%)
*	Unilabs SA Warrants 12/15/08	832	476

TOTAL — SWITZERLAND			12,799,257

37

AUSTRALIA — (3.8%)
COMMON STOCKS — (3.8%)
	ABB Grain, Ltd.	10,549	61,907
	ABC Learning Centres, Ltd.	15,701	88,343
	Adelaide Bank, Ltd.	2,967	29,375
	Adelaide Brighton, Ltd.	17,614	33,715
	Adsteam Marine, Ltd.	28,274	41,919
	Alesco Corp., Ltd.	3,433	25,406
	Alinta, Ltd.	6,200	50,969
	Alumina, Ltd.	17,440	89,259
	Amcor, Ltd.	26,085	143,227
	AMP, Ltd.	12,395	78,732
	Ansell, Ltd.	8,333	67,715
	APN News & Media, Ltd.	20,979	73,743
	Aristocrat Leisure, Ltd.	4,341	38,610
	Austal, Ltd.	14,362	23,066
*	Austar United Communications, Ltd.	69,392	56,360
	Austereo Group, Ltd.	33,451	40,659
	Australand Property Group	49,805	74,907
	Australia & New Zealand Banking Group, Ltd.	24,073	457,851
	Australian Agricultural Co., Ltd.	22,953	28,742
	Australian Gas Light Co.	6,185	87,637
	Australian Pharmaceutical Industries, Ltd.	22,126	46,767
	Australian Pipeline Trust	13,927	44,822
	Australian Stock Exchange, Ltd.	1,560	37,420
*	Australian Worldwide Exploration, Ltd.	30,855	58,385
	AV Jennings Homes, Ltd.	28,524	26,026
	AWB, Ltd.	18,118	50,298
	AXA Asia Pacific Holdings, Ltd.	24,561	106,060
	Babcock & Brown, Ltd.	2,100	26,698
	Bank of Queensland, Ltd.	4,777	54,792
	BayCorp Advantage, Ltd.	21,341	50,123
	Beach Petroleum, Ltd.	41,655	35,530
	Bendigo Bank, Ltd.	8,350	88,525
	Billabong International, Ltd.	4,024	46,130
	Bluescope Steel, Ltd.	9,427	45,811
	Boral, Ltd.	23,533	152,738
*	Bradken, Ltd.	11,200	38,897
#	Brambles Industries, Ltd.	11,913	88,746
	Brickworks, Ltd.	8,677	85,704
*	Burns, Philp & Co., Ltd.	169,057	131,493
	Caltex Australia, Ltd.	2,566	32,662
	Centennial Coal, Ltd.	17,075	45,022
	Challenger Financial Services Group, Ltd.	27,038	77,557
	Coates Hire, Ltd.	14,486	63,087
	Coca-Cola Amatil, Ltd.	20,858	108,694
	Cochlear, Ltd.	1,356	49,168
	Coles Myer, Ltd.	8,987	65,373
	Commander Communications, Ltd.	16,630	24,475
	Commonwealth Bank of Australia	21,731	721,388
	Computershare, Ltd.	7,910	39,528

38

	Crane Group, Ltd.	3,422	26,876
	CSL, Ltd.	2,672	104,157
	CSR, Ltd.	14,213	40,006
	DCA Group, Ltd.	31,192	80,545
	Downer EDI, Ltd.	22,890	132,964
	Energy Developments, Ltd.	8,213	24,297
	Envestra, Ltd.	46,700	41,250
	Equigold NL	27,431	26,370
	Excel Coal, Ltd.	4,600	23,054
	FKP, Ltd.	14,626	56,898
	Fleetwood Corp., Ltd.	4,575	23,563
*	Fortescue Metals Group, Ltd.	8,998	37,407
	Foster’s Group, Ltd.	39,020	157,071
	Funtastic, Ltd.	19,487	26,391
	Futuris Corp., Ltd.	18,278	31,903
	GasNet Australia Group	12,700	25,403
	GRD, Ltd.	18,916	40,502
	GUD Holdings, Ltd.	4,480	25,838
	GWA International, Ltd.	11,217	28,225
*	Hardman Resources, Ltd.	17,222	23,881
	Harvey Norman Holdings, Ltd.	35,952	93,081
	Healthscope, Ltd.	6,988	19,875
	Hills Industries, Ltd.	10,739	41,756
	IBT Education, Ltd.	17,600	27,158
	iiNet, Ltd.	13,345	15,517
	Iluka Resources, Ltd.	16,531	87,394
	Incitec Pivot, Ltd.	3,155	41,953
	Insurance Australiz Group, Ltd.	27,788	110,674
	IOOF Holdings, Ltd.	7,384	42,630
	Iress Market Technology, Ltd.	6,973	24,930
	James Hardies Industries NL	10,437	68,416
	John Fairfax Holdings, Ltd.	37,165	108,599
	Jones (David), Ltd.	39,257	82,935
	Jubilee Mines NL	3,485	17,462
	Just Group, Ltd.	27,800	65,785
	Kingsgate Consolidated, Ltd.	10,697	43,397
	Lend Lease Corp., Ltd.	6,697	66,030
	Lion Nathan, Ltd.	10,844	64,191
	MacMahon Holdings, Ltd.	56,724	29,906
	Macquarie Bank, Ltd.	1,221	57,754
*	Mayne Pharma, Ltd.	17,040	35,047
	Metcash Limited	55,600	185,840
	Minara Resources, Ltd.	38,109	56,845
	Mirvac, Ltd.	43,674	136,223
	Multiplex Group	46,381	108,707
	National Australia Bank, Ltd.	28,363	769,825
	New Hope Corp., Ltd.	57,389	54,805
	Newcrest Mining, Ltd.	3,167	49,733
	Nufarm, Ltd.	4,667	37,695
	Oamps, Ltd.	9,783	25,329
* #	Oceana Gold, Ltd.	56,700	33,512
	Onesteel, Ltd.	41,890	119,177
	Orica, Ltd.	4,061	68,823
	Origin Energy, Ltd.	33,813	172,624

39

*	Oxiana, Ltd.	22,358	31,545
	Pacific Brands, Ltd.	39,400	65,983
	Pacific Group, Ltd.	19,016	27,812
*	Paladin Resources, Ltd.	10,925	28,735
	Paperlinx, Ltd.	22,028	55,439
	Perpetual Trustees Australia, Ltd.	817	41,069
*	PMP, Ltd.	26,082	31,421
	Primary Health Care, Ltd.	6,406	53,500
	Prime Television, Ltd.	9,815	23,719
	Promina Group, Ltd.	41,280	166,338
	Publishing and Broadcasting, Ltd.	3,224	40,618
	Qantas Airways, Ltd.	41,272	125,076
	QBE Insurance Group, Ltd.	5,241	80,170
	Ramsay Health Care, Ltd.	7,210	53,332
	Ridley Corp., Ltd.	28,525	28,616
	Rinker Group, Ltd.	5,929	77,893
	Rio Tinto, Ltd.	2,610	136,739
*	Roc Oil Co., Ltd.	23,255	54,331
	Rural Press, Ltd.	6,268	53,047
	Santos, Ltd.	19,967	167,825
	Seven Network, Ltd.	4,032	24,530
	SFE Corp., Ltd.	3,875	36,588
	Sims Group, Ltd.	2,200	25,156
	Smorgon Steel Group, Ltd.	22,820	21,397
	Sonic Healthcare, Ltd.	3,568	40,910
	Spotless Group, Ltd.	7,721	29,416
	St. George Bank, Ltd.	4,434	98,696
	Straits Resources, Ltd.	14,212	32,206
	STW Communications Group, Ltd.	11,103	24,930
	Suncorp-Metway, Ltd.	9,646	146,040
	Sunland Group, Ltd.	20,522	30,344
*	Super Cheap Auto Group, Ltd.	13,400	25,831
*	Symbion Health, Ltd.	46,012	113,746
	Tabcorp Holdings, Ltd.	19,518	219,422
*	Tap Oil, Ltd.	12,139	20,005
	Ten Network Holdings, Ltd.	10,502	23,225
	Thakral Holdings Group	17,655	10,152
	Timbercorp, Ltd.	17,609	42,337
	Transfield Services, Ltd.	8,597	46,747
	Transurban Group	8,069	42,601
	United Group, Ltd.	6,132	54,690
	Virgin Blue Holdings, Ltd.	42,843	53,814
	Vision Systems, Ltd.	25,478	38,950
	Washington H. Soul Pattinson & Co., Ltd.	15,659	111,198
	Wattyl, Ltd.	13,560	35,895
	Wesfarmers, Ltd.	2,329	62,991
	West Australian Newspapers Holdings, Ltd.	6,424	37,467
	Westpac Banking Corp.	8,939	156,101
	WHK Group, Ltd.	7,986	34,055
	Woodside Petroleum, Ltd.	2,584	77,567
	Woolworths, Ltd.	5,567	75,818
	Worley Parsons, Ltd.	4,862	57,078
	Zinifex, Ltd.	35,500	201,761

TOTAL — AUSTRALIA			11,369,162

40

GERMANY — (3.7%)
COMMON STOCKS — (3.7%)
*	Aareal Bank AG	2,878	127,438
	Adidas-Salomon AG	570	111,393
*	Aixtron AG	8,531	31,482
	Allianz AG	526	84,951
	AMB Generali Holding AG	1,336	155,460
	Andreae-Noris Zahn AG, Anzag	260	12,558
	AWD Holding AG	685	22,662
	Baader Wertpapier Handelsbank AG	1,255	15,195
	Balda AG	2,287	28,979
	BASF AG	6,890	521,260
	Bayer AG	9,647	389,108
	Bayerische Motoren Werke (BMW) AG	8,028	385,941
	Bechtle AG	1,392	33,658
	Beiersdorf AG	312	42,471
	Berliner Elektro Holding AG	1,054	12,000
	Bilfinger & Berger Bau AG	2,385	137,150
	Boewe Systec AG	548	36,307
	Celesio AG	514	47,793
*	Centrotec Hochleistungskunststoffe AG	823	30,721
	Cewe Color Holding AG	567	19,840
	Comdirect Bank AG	2,857	31,574
	Commerzbank AG	17,833	651,585
	Continental AG	1,410	144,953
*	CTS Eventim AG	1,147	33,110
	DAB Bank AG	3,271	31,296
	DaimlerChrysler AG	14,816	823,284
	Deutsche Bank AG	1,062	117,490
	Deutsche Boerse AG	1,010	126,881
	Deutsche Euroshop AG	1,179	76,723
	Deutsche Lufthansa AG	9,311	153,412
	Deutsche Post AG	4,550	118,392
*	Deutz AG	5,335	33,324
	Douglas Holding AG	2,121	96,535
*	Drillisch AG	2,378	13,027
*	Duerr Beteiligungs AG	601	13,121
	DVB Bank AG	150	33,793
	E.ON AG	3,491	387,179
*	Epcos AG	1,602	21,732
*	Escada AG	393	12,877
	Euwax AG	321	13,099
	Fielmann AG	170	13,364
	Fraport AG	1,466	112,019
	Fresenius Medical Care AG	569	61,156
	Fuchs Petrolub AG Oel & Chemie	281	12,398
*	GEA Group AG	8,694	142,271
	Gerry Weber International AG	1,058	20,528
	GFK AG	304	13,492
*	GPC Biotech AG	1,541	27,385
	Grenkeleasing AG	597	35,767

41

	Hannover Rueckversicherung AG	4,433	168,282
	Hawesko Holdings AG	746	34,064
	Heidelberger Druckmaschinen AG	2,505	107,553
	Henkel KGAA	939	96,355
	Hochtief AG	4,430	237,749
	Hugo Boss AG	968	39,238
	Hypo Real Estate Holding AG	4,160	273,045
	Indus Holding AG	922	32,078
*	Infineon Technologies AG	21,022	194,217
	IVG Immobilien AG	2,519	65,440
	Iwka AG	2,533	68,199
*	Jenoptik AG	3,082	26,394
	K & S Aktiengesellschaft AG	645	48,366
* #	Karstadt Quelle AG	2,074	50,052
	Kloeckner-Werke AG	2,155	25,819
*	Kontron AG	3,789	43,284
	Krones AG	199	23,574
*	KSB AG	62	15,347
	KWS Kleinwanzlebener Saatzucht AG	36	35,453
*	Leifheit AG	465	12,197
	Leoni AG	1,422	49,475
	Linde AG	2,990	236,552
	MAN AG	2,269	143,174
	Medion AG	1,412	20,640
	Merck KGAA	880	88,125
	Metro AG	1,353	72,070
	Mobilcom AG	2,205	58,069
*	Morphosys AG	215	12,398
	Munchener Rueckversicherungs-Gesellschaft AG	4,242	575,869
	MVV Energie AG	3,200	84,033
	Norddeutsche Affinerie AG	2,357	65,434
	PC-Ware Information Technologies AG	613	12,132
	Pfeiffer Vacuum Technology AG	609	37,542
*	Pfleiderer AG	1,510	37,339
*	Plasmaselect AG	3,271	19,607
*	Primacom AG	3,091	18,289
	Puma AG	295	105,672
*	QIAGEN NV	5,722	85,204
	Rational AG	95	13,647
	Renk AG	322	13,715
	Rheinmetall Berlin AG	1,071	83,459
	Rhoen-Klinikum AG	1,451	63,104
	RWE AG (Neu) Series A	1,990	171,117
	Salzgitter AG	1,618	109,945
	SAP AG (Systeme Anwendungen Produkte in der Datenverarbeitung)	124	25,364
	Schering AG	1,070	76,745
	Schlott Sebaldus AG	360	13,367
	Schwarz Pharma AG	626	39,423
*	SGL Carbon AG	2,129	36,666
	SHB Stuttgarter Finanz - und Beteiligungs AG	322	12,360
*	Singulus Technologies AG	3,716	71,421
	Sixt AG	1,090	35,283
	Software AG	631	36,392

42

	Stada Arzneimittel AG	2,822	100,963
*	Strabag AG	149	17,209
	Suedzucker AG	4,668	123,330
*	Suess Microtec AG	1,345	13,382
	Takkt AG	1,332	17,426
*	Techem AG	662	28,855
#	ThyssenKrupp AG	16,272	412,178
	TUI AG	6,929	136,848
	United Internet AG	641	31,894
*	Vivacon AG	810	35,006
	Volkswagen AG	4,368	305,897
	Vossloh AG	381	19,798
*	Wire Card AG	6,361	42,960
	Wuerttembergische Lebensversicherung AG	687	19,270
	Wuerttembergische Metallwarenfabrik AG	596	12,229

TOTAL — GERMANY			11,055,717

ITALY — (2.4%)
COMMON STOCKS — (2.4%)
	Acea SpA	1,782	20,369
*	Actelios SpA	2,609	31,296
	Aedes SpA (Sta Ligure Lombarda per Imprese & Costruzioni)	9,253	64,018
	AEM SpA	25,459	53,981
	Aem Torino SpA	9,569	26,053
*	Alitalia Linee Aeree Italiane SpA	3,189	4,821
	Alleanza Assicurazioni SpA	6,399	79,206
	Amplifon SpA	300	22,831
	ASM Brescia SpA	7,845	25,719
	Assicurazioni Generali SpA, Trieste	6,778	243,142
	Astaldi SpA	4,006	27,059
	Autogrill SpA, Novara	4,069	59,673
	Autostade SpA	3,199	81,668
	Banca Fideuram SpA	13,315	80,731
	Banca Finnat Euramerica SpA	18,038	25,989
	Banca Intermobiliare di Investimenti e Gestoni SpA	3,072	32,586
	Banca Intesa SpA	62,818	371,151
#	Banca Monte Dei Paschi di Siena SpA	47,757	247,016
	Banca Popolare Dell’etruria e Del Lazio Scrl	3,738	70,423
	Banca Popolare di Milano Scarl	30,950	391,202
	Banca Popolare Italiana	25,248	276,644
	Banco di Desio e della Brianza SpA	2,570	21,261
	Banco Piccolo Valellinese Scarl SpA	2,037	31,063
	Banco Popolare Bergamo SpA	12,622	317,024
	Banco Popolare di Verona e Novara SpA	11,656	279,535
	Benetton Group SpA	4,521	57,606
	Biesse SpA	3,460	38,343
*	Bipielle Investimenti SpA	2,934	24,841
	Brembo SpA	3,347	29,854
	Bulgari SpA	7,050	83,655
	Buzzi Unicem SpA	4,473	92,547
	Caltagirone Editore SpA	2,747	23,979
	Caltagirone SpA	4,922	48,315

43

	Capitalia SpA	62,926	475,286
	Cassa di Risparmio di Firenze SpA	28,537	99,550
	Cementir Cementerie del Tirreno SpA	2,723	18,007
	CIR SpA (Cie Industriale Riunite), Torino	23,556	70,576
	Class Editore SpA	13,119	25,149
	Compagnia Assicuratrice Unipol SpA	28,685	90,349
	Credito Artigiano SpA	4,821	20,454
	Credito Bergamasco SpA	746	25,739
	Credito Emiliano SpA	6,912	91,599
	Danieli & C.Officine Meccaniche SpA	4,011	38,384
	Davide Campari - Milano SpA	7,512	60,165
* #	Ducati Motor Holding SpA	21,455	22,287
	Eni SpA	2,426	69,354
	Ente Nazionale per L’Energia Elettrica SpA	19,879	165,399
	Erg SpA	3,303	77,734
*	Fastweb	2,068	99,680
* #	Fiat SpA	15,168	164,197
	Fondiaria - Sai SpA	3,847	154,086
*	Gemina SpA	28,392	97,392
	Gewiss SpA	2,715	18,288
	Hera SpA	19,754	57,061
	Immsi SpA	5,547	17,115
*	Impregilo SpA	6,930	29,674
	Interpump Group SpA	3,715	25,422
	Italcementi SpA	6,434	131,709
	Italmobiliare SpA	552	42,382
	Luxottica Group SpA	1,585	44,565
	Manifattura Lane Gaetano Marzotto & Figli SpA	6,390	27,622
	Mariella Burani Fashion Group SpA	1,823	32,578
	Mediolanum SpA	6,148	50,750
	Milano Assicurazioni SpA	11,969	91,519
	Navigazione Montanari SpA	7,437	30,176
	Permasteelisa SpA	1,921	34,725
	Pininfarina SpA	795	29,465
	Premafin Finanziaria SpA Holding di Partecipazioni	28,500	83,499
	Premuda SpA	12,844	26,237
	Recordati SpA	2,311	17,102
	Risanamento Napoli SpA	6,930	39,116
	SAES Getters SpA	1,051	28,801
	Saipem SpA	5,158	109,526
	San Paolo-IMI SpA	21,138	373,020
*	Seat Pagine Gialle SpA	119,642	58,732
*	Seat Pagine Gialle SpA, Torino	27,619	14,016
	SNAM Rete Gas SpA	12,329	54,138
*	Societa Partecipazioni Finanziarie SpA	31,924	28,687
	Societe Cattolica di Assicurazoni Scarl SpA	2,180	124,461
	Sogefi SpA	4,308	28,093
*	Sorin SpA	13,250	25,441
	Telecom Italia SpA	17,080	45,877
* #	Tiscali SpA	14,790	43,551
	Tod’s Group SpA	475	34,731
	Trevi-Finanziaria Industriale SpA	4,872	29,781
	UniCredito Italiano SpA	39,745	289,079
*	Valentino Fashion Group SpA	1,670	44,719

44

	Vittoria Assicurazioni SpA	1,943	25,884

TOTAL — ITALY			7,336,530

SPAIN — (2.2%)
COMMON STOCKS — (2.2%)
	Abengoa SA	1,699	40,367
	Abertis Infraestructuras SA	4,443	115,042
	Acciona SA	1,041	145,120
	Acerinox SA	10,639	163,032
	Actividades de Construccion y Servicios SA	2,400	89,503
	Adolfo Dominguez SA	642	26,459
	Altadis SA	3,301	138,415
*	Amper SA	2,702	26,141
	Antena 3 de Television SA	3,047	80,825
	Banco de Andalucia SA	881	94,984
	Banco de Sabadell SA	9,217	278,009
	Banco de Valencia SA	765	27,133
	Banco Espanol de Credito SA	16,126	256,924
	Banco Guipuzcoano SA	1,491	44,204
	Banco Pastor SA	2,337	131,597
	Banco Popular Espanol SA	27,649	370,843
	Banco Santander Central Hispanoamerica SA	107,809	1,575,036
	Bankinter SA	2,716	171,609
	CAF (Construcciones y Auxiliar de Ferrocarriles SA)	212	24,838
	Campofrio Alimentacion SA	1,624	27,959
	Cementos Portland SA	1,361	128,124
	Cia Espanola de Petroleous SA	845	45,562
	Corporacion Mapfre Compania Internacional de Reaseguros SA	7,010	135,082
	Ebro Puleva SA	6,222	113,312
	Enagas SA	4,201	85,032
*	Ercros SA	23,413	23,425
	Faes Farma SA	1,471	32,733
	Fomento de Construcciones y Contratas SA	1,604	109,052
	Gamesa Corporacion Tecnologica SA	5,500	95,216
	Gas Natural SDG SA	2,364	71,910
	Grupo Catalana Occidente SA	271	33,497
	Grupo Empresarial Ence SA	1,199	41,446
	Grupo Ferrovial SA	730	54,650
	Iberdrola SA	5,722	180,472
	Indra Sistemas SA	3,820	76,016
	Industria de Diseno Textil SA	2,500	89,741
	Inmobiliaria Urbis SA	2,638	56,454
*	LSB (La Seda de Barcelona SA) Series B	9,997	28,940
*	Mecalux SA	1,035	30,845
	Metrovacesa SA	1,082	80,552
*	Natraceutical SA	20,699	33,315
	Obrascon Huarte Lain SA	1,865	38,018
	Pescanova SA	1,025	38,181
	Prosegur Cia de Seguridad SA	1,270	31,776
	Red Electrica de Espana SA	3,780	126,418
	Repsol SA	1,793	50,117
	Sacyr Vallehermoso SA	4,135	116,258

45

	Sociedad General de Aguas de Barcelona SA Class A	4,759	131,636
*	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	10,262	54,487
* #	Sogecable SA	1,216	48,863
	Sol Melia SA	3,980	59,172
	SOS Cuetara SA	4,048	53,746
	Tele Pizza SA	12,397	30,733
	Tubacex SA	13,824	72,650
	Tubos Reunidos SA	1,854	25,772
	Union Fenosa SA	2,156	80,906
	Uralita SA	5,481	27,761
	Vidrala SA, Alava	1,218	27,090
	Viscofan Industria Navarra de Envolturas Celulosicas SA	4,598	62,192
	Zardoya Otis SA	3,003	79,033
	Zeltia SA	6,725	46,617

TOTAL — SPAIN			6,574,842

HONG KONG — (2.2%)
COMMON STOCKS — (2.2%)
	Allied Group, Ltd.	24,000	36,749
*	Asia Aluminum Holdings, Ltd.	304,000	37,509
	ASM Pacific Technology, Ltd.	6,000	33,416
	Bank of East Asia, Ltd.	32,600	111,481
	Cathay Pacific Airways, Ltd.	30,000	55,604
	Champion Technology Holdings, Ltd.	172,000	27,813
	Chaoda Modern Agriculture (Holdings), Ltd.	154,000	92,442
	Cheung Kong Holdings, Ltd.	35,000	366,875
	Cheung Kong Infrastructure Holdings, Ltd.	14,000	43,899
*	China Gas Holdings, Ltd.	98,000	20,810
*	China Insurance International Holdings Co., Ltd.	90,000	35,569
*	China Mengniu Dairy Co., Ltd.	19,000	19,695
	China Merchants Holdings (International) Co., Ltd.	28,000	79,133
*	China Netcom Group Corp. (Hong Kong), Ltd.	113,000	200,637
*	China Oriental Group Co., Ltd.	84,000	19,386
	China Overseas Land & Investment, Ltd.	140,000	76,040
*	China Pharmaceutical Enterprise and Investment Corp., Ltd.	160,000	29,604
	China Resources Land, Ltd.	107,000	57,257
	China Resources Logic, Ltd.	278,000	32,087
	China Travel International Investment, Ltd.	222,000	59,605
	China Unicom, Ltd.	88,000	75,666
	CITIC International Financial	135,000	61,114
	Citic Pacific, Ltd.	47,000	139,744
	CLP Holdings, Ltd.	12,000	68,608
	CNOOC, Ltd.	98,000	81,214
	CNPC (Hong Kong), Ltd.	90,000	26,816
	COFCO International, Ltd.	82,000	43,573
	Dah Sing Banking Group, Ltd.	10,000	19,634
	Dah Sing Financial Holdings, Ltd.	6,000	41,875
	Dickson Concepts International, Ltd.	19,500	28,629
	Emperor Entertainment Hotel, Ltd.	85,000	29,910
	Emperor International Holdings, Ltd.	114,000	28,920
	Esprit Holdings, Ltd.	9,000	68,831
	Far East Consortium International, Ltd.	60,000	25,292

46

	Fountain Set Holdings, Ltd.	62,000	27,605
*	Foxconn International Holdings, Ltd.	35,000	60,205
*	Fu Ji Food & Catering Services Holdings, Ltd.	19,000	39,172
	Galaxy Entertainment Group, Ltd.	36,000	23,270
	Giordano International, Ltd.	90,000	47,714
	Global Bio-Chem Technology Group Co., Ltd.	46,000	25,893
	Great Eagle Holdings, Ltd.	19,000	61,209
	Guangdong Brewery Holdings, Ltd.	46,000	21,595
	Guangzhou Investment Co., Ltd.	256,000	43,792
	GZI Transport, Ltd.	82,000	33,099
	Hang Lung Group, Ltd.	36,000	79,281
	Hang Seng Bank, Ltd.	5,200	69,528
	Harbour Ring International Holdings, Ltd.	212,000	19,537
	Henderson Investment, Ltd.	50,000	94,499
	Henderson Land Development Co., Ltd.	33,000	175,734
	HKR International, Ltd.	48,533	26,830
	Hong Kong and China Gas Co., Ltd.	24,000	57,354
	Hong Kong and Shanghai Hotels, Ltd.	52,000	61,633
	Hong Kong Electric Holdings, Ltd.	16,000	73,675
	Hong Kong Ferry (Holdings) Co., Ltd.	16,000	19,531
	Hopewell Holdings, Ltd.	38,000	105,904
	Hopson Development Holdings, Ltd.	32,000	58,030
	Hung Hing Printing Group, Ltd.	24,524	16,206
	Hutchison Whampoa, Ltd.	51,000	483,136
	Hysan Development Co., Ltd.	39,000	94,702
	Industrial & Commercial Bank of China (Asia), Ltd.	16,000	21,891
	JCG Holdings, Ltd.	24,000	19,783
	Johnson Electric Holdings, Ltd.	21,000	20,467
	K Wah International Holdings, Ltd.	98,000	26,221
	Kerry Properties, Ltd.	40,000	127,385
	Kingboard Chemical Holdings, Ltd.	20,000	62,844
	Kowloon Development Co., Ltd.	19,000	24,794
	Kowloon Motor Bus Holdings, Ltd.	3,600	21,051
*	Lee & Man Paper Manufacturing, Ltd.	22,000	29,927
	Li & Fung, Ltd.	16,000	32,224
*	Li Ning Co., Ltd.	22,000	18,780
*	Lifestyle International Holdings, Ltd.	13,000	20,786
	Liu Chong Hing Bank, Ltd.	6,000	11,870
	Miramar Hotel & Investment Co., Ltd.	15,000	20,910
	MTR Corp., Ltd.	39,500	89,347
	New World China Land, Ltd.	112,000	49,795
	New World Development Co., Ltd.	107,970	171,600
	Next Media, Ltd.	74,000	40,132
	NWS Holdings Ltd.	62,856	104,590
	Pacific Century Premium Developments, Ltd.	65,000	20,106
	Peace Mark Holdings, Ltd.	100,000	43,295
	Playmates Holdings, Ltd.	194,000	23,338
*	Ports Design, Ltd.	14,500	18,558
	Prime Success International Group, Ltd.	34,000	21,292
	Regal Hotels International Holdings, Ltd.	502,000	39,177
	Road King Infrastructure, Ltd.	34,000	29,099
	Shanghai Industrial Holdings, Ltd.	35,000	74,929
#	Shanghai Real Estates, Ltd.	172,000	28,348
	Shangri-La Asia, Ltd.	70,000	111,913

47

	Shenzhen International Holdings, Ltd.	975,000	38,038
*	Shougang Concord International Enterprises Co., Ltd.	374,000	27,628
	Shui On Construction & Materials, Ltd.	26,000	56,733
	Silver Grant International Industries, Ltd.	70,000	20,826
#	Sino Land Co., Ltd.	56,774	84,658
*	Sinochem Hong Kong Holdings, Ltd.	194,000	56,653
	Sinolink Worldwide Holdings, Ltd.	138,000	39,802
	Sun Hung Kai Properties, Ltd.	24,000	248,960
	Tai Cheung Holdings, Ltd.	49,000	27,678
	Techtronic Industries Co., Ltd.	20,000	34,639
	Television Broadcasts, Ltd.	4,000	22,477
	Tingyi (Cayman Islands) Holding Corp.	80,000	47,587
	Truly International Holdings, Ltd.	16,000	20,052
	Varitronix International, Ltd.	42,000	30,773
	Vitasoy International Holdings, Ltd.	86,000	31,526
	Vtech Holdings, Ltd.	7,000	25,712
	Wharf Holdings, Ltd.	46,000	169,471
	Wheelock and Co., Ltd.	39,000	69,610
	Wheelock Properties, Ltd.	75,000	57,919
	Wing Hang Bank, Ltd.	7,000	53,910
	Wing Lung Bank, Ltd.	5,300	46,804
	Yue Yuen Industrial (Holdings), Ltd.	14,000	43,227

TOTAL — HONG KONG			6,573,706

SWEDEN — (2.0%)
COMMON STOCKS — (2.0%)
	Alfa Laval AB	3,600	90,962
	Assa Abloy AB Series B	10,600	179,993
	Atlas Copco AB Series A	2,600	64,035
	Atlas Copco AB Series B	3,300	75,021
	Axfood AB	1,050	27,129
	Axis AB	3,500	21,879
	Bergman & Beving AB Series B	2,000	33,348
	Biacore International AB	1,100	31,341
	Bilia AB Series A	1,000	21,341
	Billerud AB	1,900	27,133
*	Boliden AB	17,000	210,741
*	Capio AB	4,400	76,089
	Cardo AB	1,300	38,519
	Castellum AB	900	37,678
	D. Carnegie & Co. AB	2,700	45,713
	Electrolux AB Series B	9,600	265,512
	Elekta AB Series B	2,600	38,424
	Eniro AB	1,600	17,720
	Fabege AB	3,300	65,500
	Gambro AB Series A	10,000	101,930
	Gambro AB Series B	5,000	51,448
	Getinge AB	3,200	46,262
	Gunnebo AB	3,800	41,630
	Haldex AB	1,200	28,108
	Hennes & Mauritz AB Series B	1,950	71,053
	Hoganas AB Series B	1,200	25,402

48

	Holmen AB Series B	4,800	186,209
*	IBS AB Series B	11,000	38,887
*	Intrum Justitia AB	2,200	19,288
*	JM AB	1,800	100,381
	Klovern AB	9,100	33,212
	Kungsleden AB	4,100	143,465
*	Lindex AB	2,300	26,443
*	Lundin Petroleum AB	6,000	66,211
	Meda AB Series A	5,800	79,125
*	Micronic Laser Systems AB	1,900	27,435
*	Modern Times Group AB Series B	1,350	62,541
*	Munters AB	750	22,319
	NCC AB Series B	3,000	68,185
	New Wave Group AB Series B	2,500	27,623
	Nibe Industrier AB	700	23,435
	Nobia AB	1,700	40,991
	Nolato AB Series B	3,000	29,918
	Nordea Bank AB	25,500	288,242
*	OMX AB	2,400	40,905
	PEAB AB Series B	6,400	85,270
*	Pergo AB	5,000	31,577
	Sandvik AB	2,800	150,734
	Scania AB Series A	500	20,645
	Scania AB Series B	1,300	54,341
	Securitas AB Series B	4,600	84,511
	Skandinaviska Enskilda Banken Series A	13,200	291,738
	Skanska AB Series B	11,200	180,317
	SKF AB Series B	5,300	76,960
	Skistar AB	6,000	74,496
	SSAB Swedish Steel Series A	3,800	170,737
	SSAB Swedish Steel Series B	2,000	84,441
*	Studsvik AB	1,000	24,721
	Svenska Cellulosa AB Series B	8,300	348,058
	Svenska Handelsbanken Series A	14,600	379,957
	Sweco AB Series B	800	21,423
	Swedish Match AB (Frueher Svenska Taendsticks AB)	6,500	87,040
	Tele2 AB Series B	16,850	181,863
*	Teleca AB Series B	4,200	22,268
	TeliaSonera AB	40,500	215,681
	Trelleborg AB Series B	4,200	87,472
	Volvo AB Series A	2,700	114,370
	Volvo AB Series B	3,300	143,972
	WM-data AB Series B	33,000	97,058

TOTAL — SWEDEN			6,088,376

NETHERLANDS — (1.8%)
COMMON STOCKS — (1.8%)
	Aalberts Industries NV	572	40,710
	ABN AMRO Holding NV	3,408	99,311
	Aegon NV	25,347	417,981
	AKZO Nobel NV	2,761	140,163
	Arcadis NV	1,598	59,465

49

* #	ASM International NV	3,753	69,619
*	ASML Holding NV	4,014	83,021
	Athlon Holding NV	990	28,210
	Boskalis Westminster NV	992	62,834
	Brunel International NV	1,406	39,028
	Buhrmann NV	8,379	140,389
*	Crucell NV	604	14,974
*	Draka Holding NV	1,628	28,980
	Eriks Group NV	489	20,539
	Exact Holding NV	1,899	60,503
	Gamma Holding NV	562	25,116
#	Getronics NV	7,001	95,061
	Grontmij NV	380	31,415
*	Hagemeyer NV	28,164	113,348
	Heijmans NV	1,868	89,025
	Heineken Holding NV	3,266	113,621
	Heineken NV	2,970	111,833
	Hunter Douglas NV	999	60,206
	Imtech NV	824	34,417
*	Jetix Europe NV	1,787	35,363
*	Kendrion NV	12,787	26,506
*	Koninklijke Ahold NV	40,444	330,101
	Koninklijke Bam Groep NV	880	83,565
	Koninklijke DSM NV	6,400	266,167
	Koninklijke KPN NV	56,501	584,931
	Koninklijke Ten Cate NV	294	33,070
	Koninklijke Vopak NV	1,045	33,251
* #	Laurus NV	7,155	28,805
	MacIntosh NV	378	27,443
#	Mittal Steel Co. NV	7,201	239,326
	Nutreco Holding NV	1,823	107,117
*	Nutricia (Verenigde Bedrijven) NV	1,611	69,723
	Oce NV	5,445	94,198
	OPG Groep NV Series A	707	61,526
*	Ordina NV	2,124	42,567
	Randstad Holdings NV	1,209	67,643
	Reed Elsevier NV	4,769	64,411
	SBM Offshore NV	964	94,952
	Sligro Food Group NV	458	19,897
	Smit Internationale NV	421	32,183
	Stork NV	573	32,701
	Telegraaf Media Groep NV	4,125	97,349
	TNT Post Groep NV	2,626	85,420
	Twentsche Kabel Holding NV	396	19,936
	Unilever NV	2,529	175,557
	United Services Group NV	844	52,863
	Univar NV	728	38,229
#	Van der Moolen Holding NV	4,635	41,702
	Vedior NV	7,342	138,609
	VNU NV	10,507	340,446
	Wegener Arcade NV	1,199	19,293
#	Wolters Kluwer NV	5,923	129,942

TOTAL — NETHERLANDS			5,494,561

50

FINLAND — (1.2%)
COMMON STOCKS — (1.2%)
Amer Group Oyj Series A	4,250	88,864
Elcoteq Network Oyj	1,400	30,917
Elektrobit Group Oyj	9,300	25,814
# Elisa Oyj	8,200	165,593
Finnair Oyj	3,000	46,993
Finnlines Oyj	2,200	41,965
Fiskars Oyj AB Series A	5,000	62,757
Fortum Oyj	19,600	474,183
HK Ruokatalo Oyj Series A	2,400	28,480
Huhtamaki Oyj	4,200	77,825
Jaakko Poyry Group Oyj	1,000	41,670
KCI Konecranes International Oyj	1,050	66,183
Kemira Oyj	4,700	81,341
Kesko Oyj	4,200	131,994
Lassila & Tikanoja Oyj	1,100	21,181
Lemminkainen Oyj	1,500	69,606
Metso Oyj	2,800	103,177
Nokia Oyj	16,150	300,516
Okobank Class A	8,800	148,052
Orion-Yhtyma Oyj Series A	1,000	21,454
Orion-Yhtyma Oyj Series B	2,200	47,384
Outokumpu Oyj Series A	6,400	116,129
Perlos Oyj	2,650	21,558
Raisio Group P.L.C. Series V	11,500	29,895
Ramirent Oyj	700	21,388
Rautaruukki Oyj Series K	4,200	141,537
Sampo Insurance Co., Ltd.	6,400	128,273
Sanoma-Wsoy Oyj Series B	3,090	76,647
Sponda Oyj	6,200	63,170
Stockmann Oyj AB	500	19,661
Stockmann Oyj Abp Series B	550	21,636
Stora Enso Oyj Series R	17,700	252,216
TietoEnator Oyj	2,360	84,820
UPM-Kymmene Oyj	15,400	326,724
Uponor Oyj Series A	5,000	130,847
Vaisala Oyj Series A	950	31,022
Wartsila Corp. Oyj Series B	1,400	51,017
YIT-Yhtyma Oyj	1,850	93,864

TOTAL — FINLAND		3,686,353

GREECE — (0.9%)
COMMON STOCKS — (0.9%)
* Agricultural Bank of Greece S.A.	4,010	28,391
Alpha Bank A.E.	7,590	288,584
Attica Holdings S.A.	8,510	44,923
Babis Vovos S.A.	1,840	37,335
Bank of Greece	960	130,406
Blue Star Maritime S.A.	15,800	44,128

51

	Chipita S.A.	6,980	32,992
	Coca-Cola Hellenic Bottling Co. S.A.	2,420	72,131
	Cosmote Mobile Telecommunications S.A.	3,040	65,078
	Delta Holdings S.A.	2,180	33,998
	EFG Eurobank Ergasias S.A.	2,790	110,779
	Egnatia Bank S.A.	5,220	37,290
*	Emporiki Bank of Greece S.A.	5,350	189,200
*	Ethniki General Insurance Co. S.A.	5,420	47,335
	Frigoglass S.A.	2,270	28,941
*	Geniki Bank	6,260	92,278
	Germanos S.A.	4,850	101,402
	Halkor S.A.	5,210	20,305
	Hellenic Petroleum S.A.	10,430	145,172
	Hellenic Technodomiki S.A.	10,210	88,126
*	Hellenic Telecommunication Organization Co. S.A.	9,070	192,964
	Heracles General Cement Co.	1,610	24,510
	Hermes Real Estate S.A.	2,810	23,191
	Hyatt Regency S.A.	1,960	26,067
	Intracom S.A.	8,300	60,770
	J&P-Avax S.A.	5,700	33,826
	Lambrakis Press S.A.	7,150	32,851
	Metka S.A.	2,710	30,362
	Minoan Lines S.A.	5,260	22,167
	Motor Oil (Hellas) Corinth Refineries S.A.	6,045	155,335
	Mytilineos Holdings S.A.	1,280	38,984
	National Bank of Greece	1,860	95,550
	Piraeus Bank S.A.	5,325	160,920
	Sarantis S.A.	3,070	31,811
	Terna Tourist Technical & Maritime S.A.	2,060	25,629
	Titan Cement Co.	2,210	105,193
	Viohalco S.A.	8,590	94,657

TOTAL — GREECE			2,793,581

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
	A P Moller - Maersk A.S.	33	302,460
*	Almindelig Brand A.S.	600	30,768
	Amagerbanken A.S.	240	67,884
*	Auriga Industries A.S. Series B	2,400	73,563
	Bang & Olufsen Holding A.S. Series B	400	47,580
	Bryggerigruppen A.S.	275	28,985
	Carlsberg A.S. Series B	1,200	75,130
	Codan A.S.	1,000	65,793
	Coloplast A.S.	400	26,703
	Dampskibsselskabet Torm A.S.	900	43,765
	Danisco A.S.	2,400	176,040
	Danske Bank A.S.	10,500	374,399
	DSV, De Sammensluttede Vognmaend A.S.	800	107,444
	East Asiatic Co., Ltd.	400	39,988
	FLSmidth & Co. A.S.	1,700	53,309
*	Genmab A.S.	1,600	46,332
	GN Great Nordic A.S.	6,000	79,968

52

*	Jyske Bank A.S.	2,600	136,656
	NKT Holding A.S.	1,700	86,016
	Novo-Nordisk A.S. Series B	1,000	58,783
	Novozymes A.S. Series B	1,500	89,835
	Ringkjobing Landbobank	90	54,307
	Rockwool A.S.	850	86,610
*	RTX Telecom A.S.	1,400	27,597
	Schouw & Co. A.S.	1,000	45,016
	Simcorp A.S.	300	39,063
	Sjaelso Gruppen A.S.	100	36,865
	Spar Nord Bank A.S.	350	59,256
	Sparbank Vest A.S.	350	24,042
	Sydbank A.S.	4,360	128,136
*	TK Development A.S.	4,000	34,517
*	Topdanmark A.S.	950	96,083
*	Vestas Wind Systems A.S.	3,600	75,424
	Vestjysk Bank A.S.	755	34,140
*	William Demant Holding	500	29,122

TOTAL — DENMARK			2,781,579

SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
	Allgreen Properties, Ltd.	27,000	22,670
	Ascott Group, Ltd.	50,000	29,728
	Asia Pacific Breweries, Ltd.	4,000	22,923
*	Chartered Semiconductor Manufacturing, Ltd.	77,000	63,221
	Comfortdelgro Corp., Ltd.	55,000	55,718
#	Creative Technology Co., Ltd.	7,250	56,408
	DBS Group Holdings, Ltd.	22,000	221,275
	Fraser & Neave, Ltd.	12,000	140,664
	Ges International, Ltd.	58,000	35,060
	Great Eastern Holdings, Ltd.	2,000	17,977
*	Hi-P International, Ltd.	19,000	20,992
	Hong Leong Asia, Ltd.	40,000	44,276
*	Hyflux, Ltd.	11,000	19,632
	Jardine Cycle & Carriage, Ltd.	9,000	56,748
*	K1 Ventures, Ltd.	148,000	33,505
	Keppel Corp., Ltd.	11,000	94,535
	Keppel Land, Ltd.	33,000	89,343
	Kim Eng Holdings, Ltd.	46,000	41,011
	MCL Land, Ltd.	40,492	43,588
	MobileOne, Ltd.	30,000	40,654
	Neptune Orient Lines, Ltd.	40,000	61,712
	Overseas Chinese Banking Corp., Ltd.	19,000	79,376
	Overseas Union Enterprise, Ltd.	6,000	43,907
	Parkway Holdings, Ltd.	28,000	42,158
	Robinson & Co., Ltd.	9,000	34,405
	SembCorp Industries, Ltd.	33,000	63,153
	SembCorp Logistics, Ltd.	39,000	41,461
	SembCorp Marine, Ltd.	23,000	41,390
	Singapore Airlines, Ltd.	18,000	163,369
	Singapore Land, Ltd.	13,000	48,530

53

* Singapore Petroleum Co., Ltd.	6,000	18,625
Singapore Post, Ltd.	57,000	42,408
Singapore Press Holdings, Ltd.	26,000	70,910
Singapore Technologies Engineering, Ltd.	13,000	24,295
Singapore Telecommunications, Ltd.	49,000	78,551
SMRT Corp., Ltd.	29,000	19,626
* STATS ChipPAC, Ltd.	128,000	89,292
Straits Trading Co., Ltd.	12,000	22,600
United Engineers, Ltd.	27,000	32,256
United Overseas Bank, Ltd.	25,000	230,102
United Overseas Land, Ltd.	51,000	83,826
UOB-Kay Hian Holdings, Ltd.	59,000	43,965
Venture Corp., Ltd.	8,000	64,166
WBL Corp., Ltd.	15,000	58,094

TOTAL — SINGAPORE		2,648,105

BELGIUM — (0.9%)
COMMON STOCKS — (0.9%)
Ackermans & Van Haaren SA	1,542	95,058
Banque Nationale de Belgique	6	22,900
Barco NV	1,073	89,990
Bekaert SA	1,498	153,865
CFE (Compagnie Francois d’Entreprises)	55	52,439
Cofinimmo SA	184	29,169
Colruyt SA	181	26,075
Compagnie Maritime Belge SA	1,138	36,864
Deceuninck SA	2,599	83,567
Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean	4,235	282,521
Dexia SA	11,288	280,349
D’Ieteren SA	272	81,654
Fortis AG	16,198	576,989
* ICOS Vision Systems Corp. NV	736	36,307
InBev NV	1,804	83,396
Melexis NV	2,162	32,968
Mobistar SA	922	64,779
Omega Pharma SA	884	47,874
* Option NV	484	49,022
Quick Restaurants SA	1,419	40,642
Roularta Media Group NV	504	31,091
Solvay SA	976	107,982
UCB SA	1,036	49,071
Umicore	1,760	250,001

TOTAL — BELGIUM		2,604,573

NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Aktiv Kapital ASA	1,600	26,240
Bonheur ASA	850	86,003
Det Norske Oljeselskap ASA	4,000	26,636
DNB Nor ASA Series A	15,600	189,277

54

*	Eltek ASA	1,800	26,772
	Farstad Shipping ASA	1,800	24,866
* #	Fast Search & Transfer ASA	7,000	23,107
*	Fjord Seafood ASA	50,000	49,824
*	Fred Olsen Energy ASA	2,000	71,662
	Ganger Rolf ASA	1,400	134,113
	Kongsberg Gruppen ASA	1,300	25,894
	Leroy Seafood Group ASA	2,800	38,135
*	Nera ASA	10,500	22,690
	Norsk Hydro ASA	2,240	262,378
	Norske Skogindustrier ASA Series A	8,700	130,178
*	Ocean Rig ASA	9,000	116,037
	Odfjell ASA Series A	2,000	35,790
	Olav Thon Eiendomsselskap ASA	490	41,098
	Orkla ASA Series A	4,700	204,863
*	Petroleum Geo-Services ASA (New)	1,900	74,752
	Prosafe ASA	1,450	71,936
	Schibsted ASA	800	22,060
*	Sinvest ASA	3,000	46,043
	Solstad Offshore ASA	1,800	25,613
*	Sparebanken Midt-Norge	3,000	36,206
	Storebrand ASA	9,600	105,973
*	Tandberg Television ASA	2,000	35,301
*	Tgs-Nopec Geophysical Co. ASA	600	33,803
	Tomra Systems ASA	8,200	65,082
	Veidekke ASA	1,000	35,775
	Visma ASA	1,900	29,503
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	1,550	51,922
	Yara International ASA	2,600	39,472

TOTAL — NORWAY			2,209,004

IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
	Abbey P.L.C.	2,280	28,275
	Anglo Irish Bank Corp. P.L.C.	8,826	144,671
	Bank of Ireland P.L.C.	2,339	41,641
	CRH P.L.C.	20,792	680,898
	DCC P.L.C.	4,018	91,536
*	Dragon Oil P.L.C.	10,048	38,540
*	Elan Corp. P.L.C.	8,986	116,083
	FBD Holdings P.L.C.	1,666	80,792
	Fyffes P.L.C.	9,347	23,373
	Greencore Group P.L.C.	15,492	63,497
	IAWS Group P.L.C.	5,476	91,384
	Independent News & Media P.L.C.	16,896	53,780
	Irish Intercontental Group P.L.C.	2,916	39,953
	Irish Life & Permanent P.L.C.	17,305	381,300
	Kerry Group P.L.C.	3,045	67,376
	Kingspan Group P.L.C.	6,372	92,016
	McInerney Holdings P.L.C.	2,912	43,578
	United Drug P.L.C.	13,777	62,872

TOTAL — IRELAND			2,141,565

55

AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
	Agrana Beteiligungs AG	476	44,263
	Andritz AG	189	24,447
*	Betandwin.com Interactive Entertainment AG	706	82,083
	Boehler-Uddeholm AG	717	134,510
	BWT AG	836	25,127
*	CA Immobilien Anlagen AG	2,941	74,524
	Constantia-Verpackungen AG	915	41,654
*	Conwert Immobilien Invest AG	1,134	20,348
	Erste Bank der Oesterreichischen Sparkassen AG	3,481	211,598
	EVN AG	845	83,802
	Flughafen Wien AG	771	62,182
	Mayr-Melnhof Karton AG	376	55,333
	Oesterreichische Elektrizitaetswirtschafts AG	311	144,646
	OMV AG	1,992	123,542
	Palfinger AG	262	19,869
*	RHI AG	730	20,824
	Schoeller-Bleckmann Oilfield Equipment AG	912	29,336
*	Sparkassen Immobilien AG	3,794	39,581
	Telekom Austria AG	4,659	106,566
	Uniqa Versicherungen AG	1,177	38,436
	Voestalpine AG	1,556	181,352

TOTAL — AUSTRIA			1,564,023

PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
	Banco BPI SA	23,353	126,136
	Banco Comercial Portugues SA	78,672	233,584
	Banco Espirito Santo SA	7,359	121,264
	Brisa Auto Estradas de Portugal SA	9,240	81,425
	Cimpor Cimentos de Portugal SA	7,000	42,807
	Energias de Portugal SA	17,966	62,748
	Jeronimo Martins SGPS SA	2,099	34,158
	Mota-Engil SGPS SA	17,065	81,590
	Portugal Telecom SA	4,173	48,153
	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	3,418	41,452
	Sociedade de Investimento e Gestao SGPS SA	4,530	44,978
*	Sonae Industria SGPS SA	2,022	17,802
	Sonae SGPS SA	29,839	46,249
* #	Sonaecom SGPS SA	17,402	87,605
	Teixeira Duarte Engenharia e Construcoes SA	24,930	44,297

TOTAL — PORTUGAL			1,114,248

56

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Auckland International Airport, Ltd.	17,685	21,817
Fisher & Paykel Apppliances Holdings, Ltd.	22,644	58,655
Fisher & Paykel Healthcare Corp.	27,014	67,375
Fletcher Building, Ltd.	20,289	105,715
New Zealand Refining Co., Ltd.	9,439	38,304
Nuplex Industries, Ltd.	6,972	23,721
* Rubicon, Ltd.	42,151	25,161
Sky City Entertainment Group, Ltd.	7,656	25,316
* Tower, Ltd.	28,746	40,671
Trustpower, Ltd.	1,684	7,130
Warehouse Group, Ltd.	9,929	25,184
Waste Management NZ, Ltd.	9,518	40,610

TOTAL — NEW ZEALAND		479,659

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (5.6%)

Repurchase Agreement, Bear Stearns 4.51%, 03/01/06 (Collateralized by $14,132,890 U.S. Treasury Note 3.875%, 05/15/09, valued at $14,648,212) to be repurchased at $13,950,678	$13,949	13,948,931

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $3,155,000 FHLMC Notes 4.00%, 09/22/09, valued at $3,111,619) to be repurchased at $3,065,375	3,065	3,065,000
TOTAL TEMPORARY CASH INVESTMENTS		17,013,931

TOTAL INVESTMENTS - (100.0%)
(Cost $280,368,399)##		$301,764,483

57

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value ††
UNITED STATES — (13.7%)
COMMON STOCKS — (8.6%)
*	Alvarion, Ltd. ADR	2,700	$25,218
	America Movil S.A. de C.V. ADR	153,675	5,337,133
	AngloGold Ashanti, Ltd. Sponsored ADR	34,247	1,743,857
*	AudioCodes, Ltd. ADR	8,275	94,997
*	Banco de Chile Series F ADR	1,416	62,106
	Banco Santander Chile Sponsored ADR	6,781	322,030
	Cemex S.A. de C.V. ADR	75,146	4,641,017
	Coca-Cola Femsa S.A. de C.V. ADR	16,660	509,463
	Compania Cervecerias Unidas SA ADR	6,474	176,093
*	Controladora Comercial Mexicana S.A. de C.V. ADR	1,000	36,300
	Distribucion y Servicio D.Y.S. SA ADR	18,865	387,676
	Embotelladora Andina SA Series B ADR	2,000	29,600
	Empresa Nacional de Electricidad SA ADR	31,600	998,560
*	Enersis SA ADR	82,112	1,007,514
	Fomento Economico Mexicano S.A. de C.V. ADR	35,880	3,121,201
*	Gruma S.A. de C.V. ADR	2,100	27,090
	Grupo Televisa S.A. de C.V. ADR	22,355	1,753,973
	Industrias Bachoco S.A. de C.V. ADR	2,500	42,550
*	Kookmin Bank Sponsored ADR	13,040	987,780
*	Koor Industries, Ltd. ADR	8,030	75,000
*	Lipman Electronic Engineering, Ltd. ADR	6,508	159,641
*	NICE Systems, Ltd. ADR	2,300	119,738
	Partner Communications Co., Ltd. ADR	5,986	45,194
	Philippine Long Distance Telephone Co. ADR	3,600	124,200
	POSCO Sponsored ADR	19,940	1,165,294
	PT Indosat Tbk ADR	7,770	218,337
	PT Telekomunikasi Indonesia Tbk ADR	31,212	813,072
*	Sappi, Ltd. ADR	1,100	14,201
	Shinhan Financial Group Co., Ltd. ADR	3,810	299,695
	Sociedad Quimica y Minera de Chile SA ADR	2,100	256,620
	Telecomunicaciones de Chile SA Sponsored ADR	56,838	488,807
	Telefonos de Mexico S.A. de C.V. ADR	132,625	2,969,474
	Teva Pharmaceutical Industries, Ltd. ADR	108,292	4,547,181
*	Turkcell Iletisim Hizmetleri A.S. ADR	8,000	143,920
*	TV Azteca S.A. de C.V. ADR	5,000	43,500
*	Vale do Rio Doce Companhia ADR	18,100	840,383
TOTAL COMMON STOCKS			33,628,415

PREFERRED STOCKS — (5.1%)
	Ambev Cia de Bebidas das Americas ADR	20,200	857,288
	Aracruz Celulose SA ADR	16,900	830,635

1

	Banco Bradesco SA ADR	69,800	2,893,908
	Banco Itau Holding Financeira SA ADR	76,000	2,483,680
	Brasil Telecom Participacoes SA ADR	14,161	562,900
	Brasil Telecom SA ADR	16,544	249,483
	Braskem SA Special Preferred A Sponsored ADR	11,500	197,225
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	13,634	579,445
	Companhia Energetica de Minas Gerais SA ADR	25,778	1,339,425
*	Companhia Paranaense de Energia-Copel ADR	8,100	88,695
	Companhia Siderurgica Nacional SA ADR	62,800	1,850,716
	Contax Participacoes SA ADR	46,700	65,170
*	Embratel Participacoes SA ADR	12,781	163,085
	Empresa Brasileira de Aeronautica SA ADR	29,925	1,189,519
	Gerdau SA ADR	83,700	1,909,197
	Perdigao SA ADR	800	55,440
	Tele Norte Leste Participacoes SA ADR	46,700	865,351
*	Telemig Celular Participacoes SA ADR	1,563	88,278
	Telesp Celular Participacoes SA ADR	69,300	343,035
	Telesp Participacoes SA ADR	23,000	540,730
	Tim Participacoes SA ADR	17,100	639,540
	Vale do Rio Doce Companhia ADR	38,800	1,579,160
	Votorantim Celulose e Papel SA ADR	26,100	385,236
TOTAL PREFERRED STOCKS			19,757,141

TOTAL — UNITED STATES			53,385,556

SOUTH KOREA — (11.8%)
COMMON STOCKS — (11.8%)
*	Aekyung Petrochemical Co., Ltd.	1,700	30,414
	Amorepacific Corp.	520	181,366
	Asia Cement Manufacturing Co., Ltd.	1,740	69,789
*	Bing Grae Co., Ltd.	2,440	114,044
*	Boo Kook Securities Co., Ltd.	1,910	29,084
*	Boryung Pharmaceutical Co., Ltd.	650	25,368
	Bu Kwang Pharmaceutical Co., Ltd.	2,290	41,213
*	Byuck San Engineering and Construction Co., Ltd.	10,240	69,725
*	Capro Corp.	7,870	30,265
	Cheil Communications, Inc.	570	123,351
	Cheil Industrial, Inc.	10,170	391,393
*	Chong Kun Dang Pharmaceutical Corp.	1,891	75,041
	Choongwae Pharmaceutical Corp.	844	27,495
*	CJ CGV Co., Ltd.	6,000	158,823
	CJ Corp.	4,120	516,839
*	Crown Confectionery Co., Ltd.	190	30,638
	Dacom Corp.	11,740	157,882
*	Dae Sang Corp.	4,380	66,793
	Dae Won Kang Up Co., Ltd.	2,560	47,043
*	Daeduck Electronics Co., Ltd.	6,170	53,208
*	Daeduck Industries Co., Ltd.	3,500	39,986
	Daegu Bank Co., Ltd.	27,110	419,729
	Daehan City Gas Co., Ltd.	1,160	27,618
	Daehan Flour Mills Co., Ltd.	520	80,142
	Daekyo Co., Ltd.	1,000	74,921
	Daelim Industrial Co., Ltd.	5,720	382,291

2

*	Daesung Industrial Co., Ltd.	1,500	78,497
	Daewoo Engineering & Construction Co., Ltd.	27,950	361,156
	Daewoo International Corp.	9,320	354,099
*	Daewoo Motor Sales Corp.	3,710	80,653
*	Daewoo Precision Industries Co., Ltd.	3,680	99,084
*	Daewoo Securities Co., Ltd.	13,820	240,212
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	12,070	324,674
	Daewoong Co., Ltd.	1,280	26,859
	Daewoong Pharmaceutical Co., Ltd.	710	32,172
	Daishin Securities Co., Ltd.	10,170	230,160
*	Daou Technology, Inc.	12,880	71,848
	DC Chemical Co., Ltd.	2,120	74,639
	Dong Ah Tire Industrial Co., Ltd.	5,410	30,488
	Dong Bu Insurance Co., Ltd.	10,860	210,093
	Dong-A Pharmaceutical Co., Ltd.	1,285	90,606
	Dongbu Corp.	3,080	52,205
*	Dongbu Hannong Chemical Co., Ltd.	3,760	60,794
*	Dongbu Steel Co., Ltd.	9,340	80,152
*	Dongbuanam Semiconductor, Inc.	23,525	60,498
	Dongkuk Steel Mill Co., Ltd.	9,350	181,412
	Dongsu Industrial Co., Ltd.	1,020	23,870
*	Dongwon F&B Co., Ltd.	630	38,820
	Dongwon Financial Holding Co., Ltd.	9,130	349,768
	Dongyang Mechatronics Corp.	5,020	23,326
*	Doosan Heavy Industries & Construction Co., Ltd.	3,880	134,483
*	Doosan Industrial Development Co., Ltd.	7,950	76,224
*	Doosan Infracore Co., Ltd.	13,790	231,613
*	Ducsung Co., Ltd.	5,510	29,826
*	Eastel Systems Corp.	16,720	36,197
*	First Fire & Marine Insurance Co., Ltd.	4,920	23,173
*	Firstech Co., Ltd.	19,570	31,954
	FNC Kolon Corp.	2,500	30,562
	Fursys, Inc.	1,480	49,122
	GIIR, Inc.	1,830	28,181
	Green Cross Corp.	490	33,088
*	Green Fire Marine Insurance Co., Ltd.	3,560	30,741
	GS Engineering & Construction Corp.	6,210	337,235
	GS Holdings Corp.	24,000	641,947
	Gwangju Shinsegae Co., Ltd.	520	80,330
*	Halla Climate Control Corp.	11,560	108,952
	Halla Engineering & Construction Corp.	1,940	51,669
	Han Kuk Carbon Co., Ltd.	6,400	24,455
*	Han Wha Corp.	9,590	295,827
	Hana Financial Group, Inc.	10,847	463,612
	Hana Securities Co., Ltd.	4,040	73,765
	Handok Pharmaceuticals Co., Ltd.	2,270	32,308
	Handsome Corp.	9,740	185,498
	Hanil Cement Manufacturing Co., Ltd.	670	52,571
	Hanjin Heavy Industry Co., Ltd.	8,960	224,327
	Hanjin Shipping Co., Ltd.	12,160	284,644
	Hanjin Transportation Co., Ltd.	1,150	32,778
	Hankook Tire Manufacturing Co., Ltd.	24,640	312,235
	Hankuk Electric Glass Co., Ltd.	1,890	63,293
*	Hankuk Glass Industries, Inc.	930	36,097

3

	Hankuk Paper Manufacturing Co., Ltd.	730	26,032
	Hanmi Pharm Co., Ltd.	450	62,603
	Hansol Paper Co., Ltd.	8,020	110,676
	Hanssem Co., Ltd.	5,440	36,784
*	Hanwha Chemical Corp.	12,850	175,696
	Hanwha Securities Co., Ltd.	6,500	72,153
*	Hite Brewery Co., Ltd.	860	123,800
*	Honam Petrochemical Corp.	3,540	207,818
	Hotel Shilla, Ltd.	6,760	87,155
	Hwa Sung Industrial Co.	4,820	53,951
*	Hynix Semiconductor, Inc.	23,790	802,504
*	Hyosung T & C Co., Ltd.	3,310	50,385
	Hyundai Cement Co., Ltd.	2,340	82,142
*	Hyundai Corp.	4,310	113,434
	Hyundai Department Store Co., Ltd.	1,800	192,350
	Hyundai Department Store H & S Co., Ltd.	1,110	82,297
	Hyundai Development Co.	11,970	543,231
	Hyundai Elevator Co., Ltd.	790	60,545
	Hyundai Heavy Industries Co., Ltd.	8,620	681,608
	Hyundai Hysco	15,080	195,775
	Hyundai Marine & Fire Insurance Co., Ltd.	7,470	101,338
	Hyundai Merchant Marine Co., Ltd.	11,730	179,682
	Hyundai Mipo Dockyard Co., Ltd.	1,810	144,194
	Hyundai Mobis	3,050	256,434
	Hyundai Motor Co., Ltd.	19,550	1,661,547
*	Hyundai Securities Co., Ltd.	27,460	432,059
	Il Dong Pharmaceutical Co., Ltd.	1,580	69,198
	INI Steel Co., Ltd.	13,300	389,185
*	Innotz Co., Ltd.	7,140	28,644
*	Jahwa Electronics Co., Ltd.	8,280	55,402
	Jeil Pharmaceutical Co.	380	29,379
	Jeonbuk Bank, Ltd.	4,024	34,840
*	Kangwon Land, Inc.	10,320	204,544
	KCC Corp.	1,360	270,905
	Kia Motors Corp.	32,430	696,226
*	Kolon Industries, Inc.	2,480	28,858
	Kookmin Bank	10,020	759,488
*	Korea Automotive Systems Co., Ltd.	130	2,982
*	Korea Circuit Co.	3,970	27,843
	Korea Development Co., Ltd.	3,680	103,251
	Korea Electric Power Corp.	18,160	774,923
	Korea Electric Terminal Co., Ltd.	1,810	32,206
*	Korea Exchange Bank	8,020	114,785
	Korea Gas Corp.	4,800	151,160
	Korea Iron & Steel Co., Ltd.	1,760	62,296
	Korea Iron & Steel Works Co., Ltd.	1,320	34,377
	Korea Kolmar Co., Ltd.	6,410	31,091
*	Korea Komho Petrochemical Co., Ltd.	2,620	80,243
	Korea Line Corp.	1,700	35,746
*	Korea Petrochemical Industry Co., Ltd.	1,720	39,624
	Korea Polyol Co., Ltd.	890	38,127
	Korea Reinsurance Co., Ltd.	9,980	109,008
	Korea Zinc Co., Ltd.	1,870	129,980
	Korean Air Co., Ltd.	7,450	245,579

4

*	KP Chemical Corp.	17,680	94,837
	KT Corp.	12,240	484,868
	KT Freetel, Ltd.	17,000	452,262
	KT&G Corp.	10,030	594,585
*	KTB Network, Ltd.	9,920	58,718
	Kukdong City Gas Co., Ltd.	1,120	27,953
	Kumho Electronics Co., Ltd.	847	56,888
*	Kumho Industrial Co., Ltd.	8,880	202,011
*	Kumho Investment Bank	3,100	30,526
	Kwang Dong Pharmaceutical Co., Ltd.	18,500	69,697
	Kyeryong Construction Industrial Co., Ltd.	2,420	80,092
	Kyobo Securities Co., Ltd.	4,420	51,710
*	Kyungbang Co., Ltd.	350	45,536
	LG Cable, Ltd.	6,540	220,039
	LG Caltex Gas Co., Ltd.	1,700	60,584
*	LG Card Co., Ltd.	6,870	341,309
	LG Chemical Investment, Ltd.	10,590	367,878
	LG Chemical, Ltd.	9,930	498,243
	LG Electronics, Inc.	8,980	737,405
	LG Household & Healthcare Co., Ltd.	1,210	77,829
	LG Industrial Systems, Ltd.	4,680	147,349
	LG Insurance Co., Ltd.	6,110	92,554
	LG International Corp.	10,040	235,570
*	LG Life Sciences, Ltd.	2,700	136,072
	LG Petrochemical Co., Ltd.	5,980	136,075
*	LG Phillips LCD Co., Ltd.	6,000	268,657
*	Lotte Chilsung Beverage Co., Ltd.	140	160,235
*	Lotte Confectionary Co., Ltd.	170	208,764
*	Lotte Sam Kang Co., Ltd.	260	56,753
	Meritz Fire Marine Insurance	2,800	13,751
*	Meritz Securities Co., Ltd.	5,860	43,896
*	Midopa Co., Ltd.	7,780	175,837
*	Namyang Dairy Products Co., Ltd.	220	140,377
*	NCsoft Corp.	1,650	110,300
	Nong Shim Co., Ltd.	750	220,963
	Nong Shim Holdings Co., Ltd.	350	31,117
	ORION Corp.	580	164,727
	Ottogi Corp.	1,220	156,586
*	Pantech & Curitel Communications, Inc.	29,550	51,528
*	Pantech Co., Ltd.	6,950	49,846
	Pohang Coated Steel Co., Ltd.	600	11,842
	Poong Lim Industrial Co., Ltd.	3,990	34,917
	Poong San Corp.	3,160	68,056
	POSCO	3,300	777,728
*	Pulmuone Co., Ltd.	840	34,255
	Pusan Bank	28,180	372,053
	Pusan City Gas Co., Ltd.	1,380	30,225
*	RNL Bio Co., Ltd.	9,550	21,274
	S1 Corp.	2,840	118,211
*	Saehan Industries, Inc.	6,830	27,543
*	Sam Jin Pharmaceutical Co., Ltd.	580	36,488
*	Sambu Construction Co., Ltd.	1,260	29,075
	Samchully Co., Ltd.	1,200	151,307
*	Samho International Co., Ltd.	1,950	31,189

5

	Samlip Industrial Co., Ltd.	3,300	26,672
	Samsung Corp.	30,350	777,605
*	Samsung Electro-Mechanics Co., Ltd.	12,970	533,383
	Samsung Electronics Co., Ltd.	6,300	4,416,766
	Samsung Engineering Co., Ltd.	3,550	104,688
	Samsung Fine Chemicals Co., Ltd.	3,060	98,895
	Samsung Fire and Marine Insurance, Ltd.	5,370	683,745
	Samsung Heavy Industries Co., Ltd.	37,680	646,386
	Samsung SDI Co., Ltd.	7,764	686,028
	Samsung Securities Co., Ltd.	7,700	452,075
	Samsung Techwin Co., Ltd.	8,460	231,501
*	Samwhan Corp.	1,720	30,148
	Samyang Corp.	2,240	123,520
	Samyang Genex Co., Ltd.	1,020	75,458
	Samyoung Corp.	850	22,286
	Samyoung Electronics Co., Ltd.	3,140	30,066
*	Seah Holdings Corp.	530	29,078
*	Seah Steel Corp.	910	22,712
*	Sejong Securities Co., Ltd.	4,000	83,514
	Seoul City Gas Co., Ltd.	630	39,555
	Seoul Securities Co., Ltd.	34,850	56,322
*	Serim Paper Manufacturing Co., Ltd.	950	38,140
*	Seshin Co., Ltd.	9,780	35,670
*	Shin Won Corp.	1,350	35,234
	Shin Young Securities Co., Ltd.	1,250	39,660
	Shinhan Financial Group Co., Ltd.	20,720	809,494
	Shinmoorim Paper Manufacturing Co., Ltd.	2,970	31,092
	Shinsegae Co., Ltd.	850	402,823
	Shinsung Engineering Co., Ltd.	6,720	24,828
	Sindo Ricoh Co., Ltd.	1,780	81,044
	SK Chemicals Co., Ltd.	6,360	184,764
	SK Corp., Ltd.	19,090	1,176,289
	SK Gas Co., Ltd.	920	30,556
*	SK Networks Co., Ltd.	15,170	217,426
	SK Telecom Co., Ltd.	2,870	596,407
	SKC Co., Ltd.	10,040	171,125
	S-Oil Corp.	2,720	195,656
*	Ssang Bang Wool Co., Ltd.	5,000	26,528
*	Ssangyong Cement Industry Co., Ltd.	16,227	257,202
*	Ssangyong Corp.	6,950	38,333
*	Ssangyong Motor Co.	12,620	86,757
*	STX Corp.	3,420	41,628
*	STX Engine Co., Ltd.	3,000	46,997
*	STX Shipbuilding Co., Ltd.	3,100	55,355
	Suheung Capsule Co., Ltd.	1,250	23,552
	Sung Shin Cement Co., Ltd.	2,710	46,394
*	Sunkyong Securities Co., Ltd.	71,320	104,937
	Tae Kwang Industrial Co., Ltd.	160	102,915
	Tae Young Corp.	2,600	182,983
	Taegu Department Store Co., Ltd.	1,910	34,171
	Tai Han Electric Wire Co., Ltd.	3,480	68,644
*	Telcoware Co., Ltd.	2,000	33,425
*	Tong Yang Investment Bank	10,270	101,946
*	Tong Yang Major Corp.	5,440	33,268

6

	Tongil Heavy Industries Co., Ltd.	21,130	30,151
	Union Steel Manufacturing Co., Ltd.	2,780	80,939
	Woongjin Coway Co., Ltd.	5,580	154,883
	Woongjin.Com Co., Ltd.	2,130	26,442
	Woori Investment & Securities Co., Ltd.	13,794	326,252
	Youlchon Chemical Co., Ltd.	8,320	88,688
	Youngone Corp.	6,980	30,371
	Youngpoong Corp.	260	47,178
	Yuhan Corp.	1,392	247,263
	Yuhwa Securities Co., Ltd.	1,830	29,416
*	Yungjin Pharm Co., Ltd.	13,000	49,258
TOTAL COMMON STOCKS			46,127,913

RIGHTS/WARRANTS — (0.0%)
*	Dongbuanam Semiconductor, Inc. Rights 03/08/06	18,820	9,885

TOTAL — SOUTH KOREA			46,137,798

SOUTH AFRICA — (11.7%)
COMMON STOCKS — (11.7%)
	ABSA Group, Ltd.	11,548	214,506
	Adcorp Holdings, Ltd.	11,257	42,741
	Advtech, Ltd.	128,389	47,932
	Aeci, Ltd.	49,351	427,575
	Afgri, Ltd.	65,248	67,593
	African Oxygen, Ltd.	35,532	167,117
*	African Rainbow Minerals, Ltd.	35,578	247,323
	Alexander Forbes, Ltd.	111,722	283,050
	Allied Electronics Corp., Ltd.	33,124	136,434
	Allied Technologies, Ltd.	26,597	221,485
	Amalgamated Appliance Holdings, Ltd.	95,258	87,955
	Anglo American Platinum Corp., Ltd.	6,105	484,572
	Argent Industrial, Ltd.	20,301	45,131
	Aspen Pharmacare Holdings, Ltd.	35,992	232,942
*	AST Group, Ltd.	345,273	35,707
	Astral Foods, Ltd.	15,065	214,805
	Aveng, Ltd.	169,152	652,795
	AVI, Ltd.	131,554	356,496
	Barloworld, Ltd.	82,018	1,581,828
*	Bell Equipment, Ltd.	23,800	38,531
	Bidvest Group, Ltd.	55,567	934,449
	Brandcorp Holdings, Ltd.	23,752	36,227
	Bytes Technology Group, Ltd.	65,882	127,896
	Capitec Bank Holdings, Ltd.	18,671	93,824
	Cashbuild, Ltd.	10,970	95,456
	Caxton & CTP Publishers & Printers, Ltd.	122,501	269,184
	Ceramic Industries, Ltd.	9,393	220,879
	City Lodge Hotels, Ltd.	8,936	74,563
*	Datatec, Ltd.	50,548	179,898
	Delta Electrical Industries, Ltd.	9,226	55,273
*	Dimension Data Holdings PLC	337,671	280,915
*	Discovery Holdings, Ltd.	117,987	470,053

7

	Distell Group, Ltd.	49,403	304,325
	Distribution & Warehousing Network, Ltd.	66,542	102,268
	Dorbyl, Ltd.	16,666	33,996
*	Durban Roodeport Deep, Ltd.	44,461	61,961
	Edgars Consolidated Stores, Ltd.	78,199	426,380
	Ellerine Holdings, Ltd.	47,281	650,894
	Famous Brands, Ltd.	24,871	49,919
	FirstRand, Ltd.	557,023	1,679,223
	Foschini, Ltd.	50,325	464,899
*	Frontrange, Ltd. Escrow Shares	40,400	0
	Gold Fields, Ltd.	43,089	948,608
	Gold Reef Casino Resorts, Ltd.	50,402	122,432
	Grindrod, Ltd.	132,515	294,521
	Group Five, Ltd.	28,414	124,008
*	Harmony Gold Mining Co., Ltd.	104,669	1,445,502
	Highveld Steel & Vanadilum Corp., Ltd.	10,726	156,735
	Hudaco Industries, Ltd.	8,831	71,457
	Iliad Africa, Ltd.	33,810	68,501
	Illovo Sugar, Ltd.	122,998	290,994
	Impala Platinum Holdings, Ltd.	11,728	1,991,292
	Imperial Holdings, Ltd.	44,093	1,103,097
	Investec, Ltd.	12,071	604,133
	JD Group, Ltd.	50,767	754,303
	Johnic Communications, Ltd.	41,803	411,532
	Liberty Group, Ltd.	38,753	529,583
	Massmart Holdings, Ltd.	34,838	342,229
	Medi-Clinic Corp., Ltd.	101,828	330,194
	Metair Investment, Ltd.	2,436	104,749
*	Metorex, Ltd.	78,170	115,672
	Metropolitan Holdings, Ltd.	196,993	425,000
	Mittal Steel South Africa, Ltd.	76,022	748,917
	Mr. Price Group, Ltd.	81,127	278,769
	MTN Group, Ltd.	118,169	1,143,774
*	Murray & Roberts Holdings, Ltd.	129,816	478,468
	Mvelaphanda Group, Ltd.	130,930	204,179
	Nampak, Ltd.	136,994	365,257
	Naspers, Ltd. Series N	36,735	726,616
	Nedbank Group, Ltd.	62,924	1,214,562
	Network Healthcare Holdings, Ltd.	328,459	427,489
	New Clicks Holdings, Ltd.	114,279	196,663
	Northam Platinum, Ltd.	82,136	336,726
	Nu-World Holdings, Ltd.	5,222	29,608
	Oceana Group, Ltd.	69,758	166,684
	Old Mutual PLC	839,740	2,639,036
	Omnia Holdings, Ltd.	5,787	40,977
	Peregrine Holdings, Ltd.	139,894	176,657
	Pick’n Pay Stores, Ltd.	37,978	186,550
	Pretoria Portland Cement Co., Ltd.	2,390	147,028
	Primedia, Ltd. N Shares	39,829	116,330
	PSG Group, Ltd.	75,576	276,189
	Rainbow Chicken, Ltd.	111,009	172,346
	Reunert, Ltd.	34,220	352,282
*	Sanlam, Ltd.	675,998	1,749,955
	Santam, Ltd.	34,282	508,186

8

	Sappi, Ltd.	100,545	1,278,423
	Shoprite Holdings, Ltd.	104,931	340,707
	Spur Corp., Ltd.	29,037	43,296
	Standard Bank Group, Ltd.	234,495	2,993,746
	Steinhoff International Holdings, Ltd.	264,886	866,957
*	Sun International, Ltd.	22,926	346,079
	Super Group, Ltd.	69,974	141,032
	Telkom SA, Ltd.	59,862	1,574,992
	Tiger Brands, Ltd.	28,397	703,915
	Tiger Wheels, Ltd.	10,064	36,725
	Tongaat-Hulett Group, Ltd.	23,292	347,581
	Tourism Investment Corp., Ltd.	395,790	105,090
	Trans Hex Group, Ltd.	20,767	41,536
	Trencor, Ltd.	24,692	94,212
	Truworths International, Ltd.	79,818	336,862
	UCS Group, Ltd.	85,503	26,862
	Value Group, Ltd.	95,008	48,209
*	Western Areas, Ltd.	28,092	172,506
	Wilson Bayly Holme-Ovcon, Ltd.	31,054	264,371
	Woolworths Holdings, Ltd.	210,825	537,292

TOTAL — SOUTH AFRICA			45,417,183

TAIWAN — (11.5%)
COMMON STOCKS — (11.5%)
*	A.G.V. Products Corp.	146,000	29,358
*	Ability Enterprise Co., Ltd.	43,000	39,521
*	Acbel Polytech, Inc.	115,000	52,774
*	Accton Technology Corp.	205,000	107,547
	Acer, Inc.	172,880	382,533
	Advanced Semiconductor Engineering, Inc.	402,663	330,580
	Advantech Co., Ltd.	33,000	89,929
	Altek Corp.	26,000	52,480
	Amtran Technology Co., Ltd.	111,000	69,319
*	Arima Computer Corp.	422,000	96,514
*	Arima Optoelectronics Corp.	38,000	28,689
	Asia Cement Corp.	331,480	218,609
	Asia Vital Components Co., Ltd.	115,000	54,902
*	Askey Computer Co., Ltd.	119,000	47,557
	Asustek Computer, Inc.	154,000	434,013
*	Aten International Co., Ltd.	12,000	29,277
	Au Optronics Corp.	583,650	932,510
	Audix Co., Ltd.	21,000	29,788
	Avermedia Technologies, Inc.	31,000	41,369
	Avision, Inc.	45,000	35,677
	Bank of Kaohsiung Co., Ltd.	72,000	34,213
	Basso Industry Corp., Ltd.	13,000	27,214
	Benq Corp.	496,850	487,432
	Bes Engineering Corp.	1,100,000	134,640
*	Carnival Industrial Corp.	120,000	17,118
	Catcher Co., Ltd.	23,690	185,473
	Cathay Financial Holdings Co., Ltd.	336,000	645,896
*	Cathay Real Estate Development Co., Ltd.	284,000	137,108

9

	Central Reinsurance Co., Ltd.	85,000	30,050
	Chang Hwa Commercial Bank	994,000	569,716
	Cheng Loong Corp.	154,000	48,023
	Cheng Shin Rubber Industry Co., Ltd.	127,910	94,114
	Cheng Uei Precision Industry Co., Ltd.	28,800	91,087
	Chi Mei Optoelectronic Corp.	420,930	636,616
*	Chia Hsin Cement Corp.	236,000	90,656
	Chicony Electronics Co., Ltd.	85,000	78,515
	China Airlines	326,565	145,612
	China Chemical & Pharmaceutical Co.	200,000	63,552
*	China Development Financial Holding Corp.	2,250,000	861,508
	China Electric Manufacturing Co., Ltd.	87,000	45,115
*	China General Plastics Corp.	141,000	35,894
*	China Hi-Ment Corp.	45,000	34,388
*	China Life Insurance Co., Ltd.	272,000	96,902
	China Man-Made Fiber Co., Ltd.	277,662	68,496
	China Metal Products Co., Ltd.	52,000	41,781
	China Motor Co., Ltd.	145,440	163,347
*	China Petrochemical Development Corp.	424,000	96,808
	China Steel Chemical Corp.	28,000	37,825
	China Steel Corp.	1,239,700	1,121,696
	China Synthetic Rubber Corp.	100,000	39,531
*	China United Trust & Investment Corp.	243,000	23,546
	Chinatrust Financial Holdings Co., Ltd.	979,896	821,911
	Chinese Maritime Transport, Ltd.	56,000	31,004
	Chin-Poon Industrial Co., Ltd.	64,000	39,247
	Chroma Ate, Inc.	58,000	55,898
	Chun Yuan Steel Industrial Co., Ltd.	202,000	93,262
	Chung Hsin Electric & Machinery Co., Ltd.	59,000	34,394
	Chung Hwa Pulp Corp.	432,000	160,364
	Chungwa Picture Tubes Co., Ltd.	1,470,604	381,900
	Clevo Co.	238,000	67,567
*	CMC Magnetics Corp.	673,000	212,956
	Collins Co., Ltd.	97,000	29,850
	Compal Communications, Inc.	29,000	149,753
	Compal Electronics, Inc.	328,228	305,304
*	Compeq Manufacturing Co., Ltd.	333,000	149,929
	Continental Engineering Corp.	214,240	90,292
*	Cosmos Bank Taiwan	530,000	229,153
	CTCI Corp.	187,860	90,197
*	Cybertan Technology, Inc.	70,000	85,980
*	Data Systems Consulting Co., Ltd.	79,000	57,283
	Delta Electronics Industrial Co., Ltd.	131,543	313,133
*	Depo Auto Parts Industrial Co., Ltd.	25,000	94,912
	Diamond Flower Electric Instrument Co., Ltd.	31,000	35,175
	D-Link Corp.	123,100	140,320
	E.Sun Financial Holding Co., Ltd.	564,760	378,417
	Edom Technology Co., Ltd.	46,000	25,886
	Elan Microelectronics Corp.	178,000	81,960
	Elite Semiconductor Memory Technology, Inc.	82,000	89,369
*	Elitegroup Computer Systems Co., Ltd.	134,000	84,977
*	Enlight Corp.	210,000	64,738
*	EnTie Commercial Bank	387,000	110,839
*	ET Internet Technology Corp.	142,669	40,268

10

	Eten Information Systems, Ltd.	116,000	74,108
	Eternal Chemical Co., Ltd.	86,900	103,842
	Eva Airways Corp.	335,245	133,195
	Evergreen International Storage & Transport Corp.	205,000	80,320
	Evergreen Marine Corp., Ltd.	282,000	182,566
	Everlight Electronics Co., Ltd.	45,000	102,166
	Far East Textile, Ltd.	561,760	413,462
	Far Eastern Department Stores, Ltd.	227,750	115,017
	Far Eastern International Bank	247,896	108,219
	Federal Corp.	99,000	42,048
	Feng Hsin Iron & Steel Co., Ltd.	104,700	87,132
	Feng Tay Enterprise Co., Ltd.	98,000	106,286
	First Financial Holding Co., Ltd.	761,450	586,810
	First Hotel	41,000	27,712
	Formosa Chemicals & Fiber Co., Ltd.	263,000	413,466
	Formosa International Hotels Corp.	16,000	32,430
	Formosa Plastics Corp.	406,380	643,058
	Formosa Taffeta Co., Ltd.	177,020	91,146
	Formosan Rubber Group, Inc.	84,000	33,723
	Foxconn Technology Co., Ltd.	41,800	202,567
	Fu Sheng Industrial Co., Ltd.	97,120	118,394
	Fubon Financial Holding Co., Ltd.	633,000	565,465
	Fuh-Hwa Financial Holding Co., Ltd.	313,292	118,374
*	G Shank Enterprise Co., Ltd.	39,000	27,771
	Giant Manufacture Co., Ltd.	60,000	112,195
*	Giga Storage Corp.	124,000	19,094
	Giga-Byte Technology Co., Ltd.	164,750	138,787
	Globe Union Industrial Corp.	38,000	30,538
	Gold Circuit Electronics, Ltd.	291,000	167,408
*	Goldsun Development & Construction Co., Ltd.	294,840	75,959
*	Grand Pacific Petrochemical Corp.	121,000	27,814
	Great China Metal Industry Co., Ltd.	74,000	30,682
	Great Taipei Gas Co., Ltd.	78,000	29,377
	Great Wall Enterprise Co., Ltd.	236,000	77,600
	Greatek Co., Ltd.	108,000	123,298
	Hey Song Corp.	108,000	29,601
	High Tech Computer Corp.	20,600	441,262
	Hon Hai Precision Industry Co., Ltd.	206,920	1,308,411
	Hong Tai Electric Industrial Co., Ltd.	99,000	34,310
	Hotai Motor Co., Ltd.	46,000	111,699
	Hsin Kuang Steel Co., Ltd.	46,000	24,176
	Hsinchu International Bank	320,200	174,365
	Hua Nan Financial Holding Co., Ltd.	637,040	449,632
	Hung Poo Construction Corp.	71,000	50,145
*	Hung Sheng Construction Co., Ltd.	84,000	53,234
	Ichia Technologies, Inc.	38,000	29,396
	Infortrend Technology, Inc.	19,000	25,257
	Inventec Corp.	365,480	222,804
	Johnson Health Tech Co., Ltd.	9,000	43,393
	Kaulin Manufacturing Co., Ltd.	32,000	27,260
	Kendra Rubber Industrial Co., Ltd.	87,000	37,597
	King Yuan Electronics Co., Ltd.	207,627	174,899
*	Kingdom Construction Co., Ltd.	148,000	33,557
*	King’s Town Construction Co., Ltd.	40,000	44,262

11

	Kinpo Electronics, Inc.	374,000	143,421
*	Kinsus Interconnect Technology Corp.	26,000	78,020
	Knowledge-Yield-Excellence Systems Corp.	44,000	35,735
*	Kuoyang Construction Co., Ltd.	83,000	23,513
	Largan Precision Co., Ltd.	9,450	175,829
	Lee Chang Yung Chemical Industry Corp.	76,000	53,508
*	Leofoo Development Co., Ltd.	60,000	33,253
*	Li Peng Enterprise Co., Ltd.	155,000	25,662
	Li Shin International Enterprise Corp.	45,000	35,380
	Lien Hwa Industrial Corp.	139,000	50,680
	Lite-On Technology Corp.	320,580	432,033
	Long Bon Development Co., Ltd.	176,000	77,397
	Long Chen Paper Co., Ltd.	162,000	38,848
	Lucky Cement Corp.	134,000	29,040
*	Macronix International Co., Ltd.	1,905,000	246,477
*	Makalot Industrial Co., Ltd.	29,000	39,262
	Mayer Steel Pipe Corp.	100,000	50,973
	Media Tek, Inc.	44,200	452,396
	Mega Financial Holding Co., Ltd.	1,485,000	1,126,409
	Meiloon Co., Ltd.	73,000	48,806
	Mercuries & Associates, Ltd.	137,000	27,891
	Merida Industry Co., Ltd.	55,000	34,547
*	Microelectronics Technology, Inc.	234,000	65,576
	Micro-Star International Co., Ltd.	165,770	93,803
*	Min Aik Technology Co., Ltd.	18,000	28,543
	Mitac International Corp.	106,352	149,510
	Mitac Technology Corp.	78,000	57,106
*	Mustek Systems, Inc.	117,000	17,670
	Nan Ya Plastic Corp.	407,260	576,082
*	Nankang Rubber Tire Co., Ltd.	47,000	57,382
	Nanya Technology Co., Ltd.	578,179	341,740
	National Petroleum Co., Ltd.	67,000	48,914
	Nien Hsing Textile Co., Ltd.	168,000	108,666
	Nien Made Enterprise Co., Ltd.	76,000	96,502
	Optimax Technology Corp.	76,654	94,382
*	Opto Tech Corp.	66,000	21,537
	Oriental Union Chemical Corp.	111,100	71,675
*	Pan-International Industrial Corp.	66,000	89,838
	Phoenix Precision Technology Corp.	104,000	209,250
	Phoenixtec Power Co., Ltd.	110,000	106,414
	Pihsiang Machinery Mfg. Co., Ltd.	23,000	35,910
	Pou Chen Corp.	344,495	244,817
	Premier Image Technology Corp.	54,590	67,846
	President Chain Store Corp.	59,000	128,230
*	Prince Housing & Development Corp.	228,000	60,475
*	Prodisc Technology, Inc.	175,000	23,813
	Quanta Computer, Inc.	289,200	440,533
	Quanta Display, Inc.	905,922	302,964
	Radium Life Tech Corp.	66,000	26,556
	Realtek Semiconductor Corp.	190,000	208,335
*	Richtek Technology Corp.	7,000	38,332
*	Ritek Corp.	912,000	289,093
*	Ruentex Development Co., Ltd.	151,000	33,768
*	Ruentex Industries, Ltd.	266,000	91,209

12

*	Sampo Corp.	536,000	66,011
	San Fang Chemical Industry Co., Ltd.	42,000	22,736
	Sanyang Industrial Co., Ltd.	262,000	94,981
*	Senao International Co., Ltd.	61,000	28,408
	Sheng Yu Steel Co., Ltd.	116,000	89,855
	Shihlin Electric & Engineering Corp.	137,000	103,639
*	Shihlin Paper Corp.	69,000	47,701
	Shin Kong Financial Holding Co., Ltd.	378,684	327,341
	Shinkong Co., Ltd.	182,000	74,137
*	Shinkong Synthetic Fibers Co., Ltd.	450,000	78,210
	Shuttle, Inc.	59,000	19,908
*	Silicon Integrated Systems Corp.	225,000	115,776
	Siliconware Precision Industries Co., Ltd.	196,710	249,328
	Sincere Navigation Corp.	86,000	84,287
*	Sinkong Spinning Co., Ltd.	81,000	29,236
	SinoPac Holdings Co., Ltd.	522,000	276,142
	Sintek Photronics Corp.	448,167	130,670
	Sinyi Realty, Inc.	21,000	36,705
*	Solelytex Enterprise Corp.	60,000	80,710
*	SPI Electronic Co., Ltd.	25,000	30,240
	Spirox Corp.	24,000	21,949
	Springsoft, Inc.	35,000	50,509
	Standard Foods Taiwan, Ltd.	78,000	32,351
	Stark Technology, Inc.	66,000	27,095
	Sunplus Technology Co., Ltd.	121,886	147,081
	Sunrex Technology Corp.	36,000	39,425
	Synnex Technology International Corp.	121,500	150,345
*	Systex Corp., Ltd.	292,000	80,189
	Ta Chen Stainless Pipe Co., Ltd.	163,932	90,211
*	Ta Chong Bank, Ltd.	299,000	73,755
	Ta Ya Electric Wire & Cable Co., Ltd.	300,000	74,066
	Tah Hsin Industrial Corp.	82,000	28,244
	Ta-I Technology Co., Ltd.	37,000	26,223
*	Taichung Commercial Bank	309,000	63,571
	Tainan Business Bank	360,653	114,414
	Tainan Spinning Co., Ltd.	206,000	38,878
	Taishin Financial Holdings Co., Ltd.	980,385	595,628
	Taiwan Acceptance Corp.	56,000	46,520
*	Taiwan Business Bank	655,000	159,172
	Taiwan Cement Corp.	478,600	360,674
*	Taiwan Cooperative Bank	1,030,700	592,642
	Taiwan Fire & Marine Insurance Co., Ltd.	164,000	76,481
	Taiwan Fu Hsing Industrial Co., Ltd.	28,000	30,334
	Taiwan Glass Ind. Corp.	146,700	115,425
	Taiwan Green Point Enterprises Co., Ltd.	34,183	88,192
	Taiwan Hon Chuan Enterprise Co., Ltd.	53,000	33,891
	Taiwan Kai Yih Industrial Co., Ltd.	104,000	57,060
*	Taiwan Kolin Co., Ltd.	143,000	39,290
	Taiwan Life Insurance Co., Ltd	62,100	79,780
	Taiwan Mask Corp.	72,000	33,755
	Taiwan Navigation Co., Ltd.	80,000	43,860
*	Taiwan Paiho Co., Ltd.	62,000	40,942
	Taiwan Polypropylene Co., Ltd.	55,000	30,853
*	Taiwan Pulp & Paper Corp.	157,000	29,356

13

	Taiwan Secom Co., Ltd.	65,280	106,052
	Taiwan Semiconductor Manufacturing Co., Ltd.	1,302,849	2,414,124
	Taiwan Sogo Shinkong Security Co., Ltd.	84,000	61,781
	Taiwan Styrene Monomer Corp.	92,220	41,758
*	Taiwan Tea Corp.	234,654	35,174
*	Taiyen Biotech Co., Ltd.	52,000	31,699
*	Tatung Co., Ltd.	647,000	159,209
*	Tay-Shan Enterprises Co., Ltd.	140,000	24,317
*	Teco Electric & Machinery Co., Ltd.	499,000	153,762
	Tecom, Ltd.	176,000	71,969
	Test-Rite International Co., Ltd.	140,741	97,144
	The Ambassador Hotel	65,000	53,374
*	The Chinese Bank	341,000	34,328
*	The Farmers Bank of China	112,000	28,077
	The First Insurance Co., Ltd.	69,000	24,052
	Thinking Electronic Industrial Co., Ltd.	34,000	23,881
	Thye Ming Industrial Co., Ltd.	84,000	61,136
	Ton Yi Industrial Corp.	398,000	77,338
	Tong Yang Industry Co., Ltd.	72,000	83,448
	Transcend Information, Inc.	36,994	68,175
	Tsann Kuen Enterprise Co., Ltd.	66,000	115,199
	TSRC Corp.	210,000	127,514
	Tung Ho Steel Enterprise Corp.	135,400	89,626
	TYC Brother Industrial Co., Ltd.	54,000	33,685
	Tycoons Group Enterprise Co., Ltd.	145,000	23,326
*	Tyntek Corp.	57,000	23,945
	U-Ming Marine Transport Corp.	96,200	96,831
*	Union Bank of Taiwan	435,000	114,060
*	Union Insurance Co., Ltd.	136,000	24,642
	Uni-President Enterprises Corp.	611,000	347,211
	Unitech Printed Circuit Board Corp.	178,000	71,101
	United Integration Service Co., Ltd.	56,000	41,657
	United Microelectronics Corp.	2,394,823	1,396,604
*	Unity Opto Technology Co., Ltd.	52,000	54,241
*	Universal Cement Corp.	232,000	71,657
	Universal Scientific Industrial Co., Ltd.	282,000	92,385
	UPC Technology Corp.	266,000	82,763
	USI Corp.	320,000	87,073
*	Ve Wong Corp.	72,000	24,787
*	Via Technologies, Inc.	288,000	165,891
	Walsin Lihwa Corp.	697,021	226,683
	Walsin Technology Corp., Ltd.	128,000	112,301
	Wan Hai Lines Co., Ltd.	166,584	102,348
	Waterland Financial Holdings	663,000	215,800
*	Wei Chuan Food Corp.	118,000	32,059
	Weltrend Semiconductor, Inc.	65,000	23,587
*	Winbond Electronics Corp.	965,000	293,972
	Wintek Corp.	74,041	104,131
*	Wistron Corp.	90,000	116,872
	Wus Printed Circuit Co., Ltd.	145,000	59,448
	Ya Hsin Industrial Co., Ltd.	137,261	126,237
*	Yageo Corp.	573,000	217,282
	Yang Ming Marine Transport Corp.	324,000	198,278
	Yieh Phui Enterprise Co., Ltd.	213,750	87,179

14

	Yosun Industrial Corp.	134,000	62,403
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	352,490	134,670
	Yulon Motor Co., Ltd.	220,305	226,323
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	28,000	32,760
	Yung Shin Pharmaceutical Industrial Co., Ltd.	58,000	52,701
	Yung Tay Engineering Co., Ltd.	170,000	95,508
	Zig Sheng Industrial Co., Ltd.	362,000	66,665
	Zinwell Corp.	53,000	51,846
*	Zippy Technology Corp.	38,000	24,221
	Zyxel Communication Corp.	52,080	82,558
TOTAL COMMON STOCKS			44,854,906

RIGHTS/WARRANTS — (0.0%)
*	EnTie Commercial Bank Rights 03/17/06	52,643	0

TOTAL — TAIWAN			44,854,906

INDIA — (11.1%)
COMMON STOCKS — (11.1%)
	Aarti Industries, Ltd.	19,188	32,490
	Aban Loyd Chiles Offshore, Ltd.	4,116	76,306
	Adani Exports, Ltd.	48,435	62,336
	Aftek Infosys, Ltd.	29,227	60,167
*	Agro Tech Foods, Ltd.	8,888	27,292
	Alembic, Ltd.	8,975	77,325
	Alfa Laval (India), Ltd.	3,088	69,607
	Alok Industries, Ltd.	42,597	71,950
	Alstom Projects India, Ltd.	12,551	92,684
	Amtek Auto, Ltd.	30,009	234,832
	Apollo Hospitals Enterprise, Ltd.	14,022	167,299
	Apollo Tyres, Ltd.	7,846	52,666
*	Aptech, Ltd.	23,684	65,225
	Arvind Mills, Ltd.	49,521	110,233
	Asahi India Glass, Ltd.	24,436	61,433
*	ASEA Brown Boveri, Ltd.	2,705	155,231
	Ashok Leyland, Ltd.	303,703	260,463
	Asian Hotels, Ltd.	5,399	68,482
	Asian Paints (India), Ltd.	8,789	132,133
*	Astra Microwave Products, Ltd.	40,476	172,662
	Aurobindo Pharmaceuticals, Ltd.	12,171	152,507
	Automotive Axles, Ltd.	2,927	38,947
	Avaya Globalconnect, Ltd.	7,138	72,357
	Aventis Pharma, Ltd.	3,458	141,658
*	Aztec Software & Technology Services, Ltd.	13,636	66,894
*	Bajaj Auto Finance, Ltd.	4,478	55,638
	Bajaj Auto, Ltd.	12,012	706,320
*	Bajaj Hindusthan, Ltd.	16,389	142,115
*	Balaji Telefilms, Ltd.	16,101	60,165
	Ballarpur Industries, Ltd.	49,239	140,940
	Balmer Lawrie & Co., Ltd.	3,958	51,323
	Balrampur Chini Mills, Ltd.	40,514	138,202
*	Bank of Rajasthan, Ltd.	26,956	29,594

15

	Bannari Amman Sugars, Ltd.	3,050	89,031
	BASF India, Ltd.	7,608	39,576
*	Bata India, Ltd.	12,789	55,979
	Berger Paints India, Ltd.	32,304	52,944
	Bharat Earth Movers, Ltd.	4,938	166,965
	Bharat Forge, Ltd.	10,808	101,225
*	Bharati Shipyard, Ltd.	6,996	59,568
	Biocon, Ltd.	11,031	119,505
	Birla Corp., Ltd.	17,639	102,558
	BOC India, Ltd.	18,710	63,946
	Bombay Dyeing & Manufacturing Co., Ltd.	8,536	71,881
	Bongaigaon Refinery & Petrochemicals, Ltd.	23,112	35,402
	Britannia Industries, Ltd.	2,840	97,021
	Cadila Healthcare, Ltd.	10,733	129,731
	Carborundum Universal, Ltd.	23,054	81,126
*	CCL Products (India), Ltd.	4,124	44,359
*	Ceat, Ltd.	18,802	28,830
*	Century Enka, Ltd.	7,789	31,776
	Century Textiles & Industries, Ltd.	19,495	149,209
	CESC, Ltd.	16,820	102,879
	Chambal Fertilizers & Chemicals, Ltd.	101,182	94,547
	Chennai Petroleum Corp., Ltd.	26,175	131,871
	Cipla, Ltd.	18,884	234,708
*	CMC, Ltd.	2,574	6,662
	Colgate-Palmolive (India), Ltd.	11,480	100,294
*	Coromandel Fertilisers, Ltd.	33,827	61,886
	Crompton Greaves, Ltd.	6,205	123,933
	Cummins India, Ltd.	32,765	165,797
	Dabur India, Ltd.	21,496	53,443
*	Deccan Chronicle Holdings, Ltd.	9,822	95,652
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	22,901	50,644
	Dhampur Sugar Mills, Ltd.	5,238	26,166
	Divi’s Laboratories, Ltd.	3,390	130,964
*	D-Link (India), Ltd.	10,966	29,425
	Dr. Reddy’s Laboratories, Ltd.	30,967	906,620
	E.I.D. - Parry (India), Ltd.	19,163	104,129
	EIH, Ltd.	10,542	156,759
*	Elder Pharmaceuticals, Ltd.	5,586	32,683
	Electrosteel Casings, Ltd.	2,353	18,746
*	Elgi Equipments, Ltd.	23,578	34,819
*	Esab India, Ltd.	3,758	38,773
*	Escorts, Ltd.	19,930	36,469
*	Essar Steel, Ltd.	83,864	73,726
	Essel Propack, Ltd.	6,387	49,254
*	Eveready Industries (India), Ltd.	16,226	43,703
*	Everest Industries, Ltd.	4,500	18,022
	Exide Industries, Ltd.	22,550	121,771
*	Fag Bearings (India), Ltd.	4,024	38,103
*	FCI OEN Connectors, Ltd.	2,727	24,177
	FDC, Ltd.	64,417	72,813
	Federal Bank, Ltd.	14,152	54,530
	Finolex Cables, Ltd.	11,452	87,313
	Finolex Industries, Ltd.	29,966	50,903
	Flextronics Software Systems, Ltd.	7,156	116,872

16

*	Gammon India, Ltd.	10,492	126,353
	Geodesic Information Systems, Ltd.	14,024	66,763
*	Geometric Software Solutions Co., Ltd.	15,937	37,393
	GHCL, Ltd.	30,009	87,740
*	Gillette India, Ltd.	4,120	87,544
	GlaxoSmithKline Consumer Healthcare, Ltd.	4,604	65,562
*	GlaxoSmithKline Pharmaceuticals, Ltd.	4,580	136,057
	Glenmark Pharmaceuticals, Ltd.	26,381	184,551
*	Godavari Fertilisers & Chemicals, Ltd.	14,439	26,508
*	Godfrey Phillips India, Ltd.	2,112	67,594
	Godrej Consumer Products, Ltd.	7,642	107,998
	Godrej Industries, Ltd.	18,540	172,782
*	Goetze (India), Ltd.	5,529	27,614
	Great Eastern Shipping Co., Ltd.	53,938	298,061
	Greaves Cotton, Ltd.	14,677	88,993
	GTL, Ltd.	36,393	92,062
	Gujarat Alkalies & Chemicals, Ltd.	29,420	99,967
	Gujarat Ambuja Cements, Ltd.	199,773	393,394
	Gujarat Fluorochemicals, Ltd.	9,226	83,467
*	Gujarat Gas Co., Ltd.	2,650	83,294
	Gujarat Narmada Valley Fertilizers Co., Ltd.	42,736	122,719
	Gujarat State Fertilizers & Chemicals, Ltd.	22,304	96,007
	H.E.G., Ltd.	10,666	40,310
	HCL Infosystems, Ltd.	12,716	50,183
	HCL Technologies, Ltd.	26,099	357,875
	HDFC Banking, Ltd.	74,876	1,229,701
	Hero Honda Motors, Ltd. Series B	16,347	326,458
	Hexaware Technologies, Ltd.	26,096	80,411
*	Himachal Futuristic Communications, Ltd.	193,932	100,069
	Himatsingka Seide, Ltd.	14,379	45,283
	Hinduja TMT, Ltd.	13,673	117,276
*	Hindustan Construction Co., Ltd.	36,572	123,663
	Hindustan Lever, Ltd.	139,020	758,265
*	Hindustan Motors, Ltd.	47,867	38,334
	Hindustan Oil Exploration Co., Ltd.	11,991	39,979
*	Hindustan Sanitaryware & Industries, Ltd.	12,171	34,323
*	Honeywell Automation India, Ltd.	2,155	74,285
*	Hotel Leelaventure, Ltd.	21,236	151,858
	ICI India, Ltd.	14,010	128,843
	I-Flex Solutions, Ltd.	4,254	101,416
*	Igate Global Solutions, Ltd.	7,446	42,234
*	India Cements, Ltd.	50,630	160,644
*	India Glycols, Ltd.	7,721	28,675
*	Indiabulls Financial Services, Ltd.	23,141	98,798
	Indian Hotels Co., Ltd.	14,985	418,067
	Indian Petrochemicals Corp., Ltd.	53,430	279,520
	Indian Rayon & Industries, Ltd.	4,898	81,713
	Indo Gulf Fertilisers, Ltd.	8,896	44,843
	Indo Rama Synthetics (India), Ltd.	59,548	100,457
	IndusInd Bank, Ltd.	42,947	48,582
	Industrial Development Bank of India, Ltd.	91,895	173,739
	Infosys Technologies, Ltd.	39,896	2,536,187
*	Infotech Enterprises, Ltd.	5,884	67,820
	Ingersoll-Rand (India), Ltd.	6,513	55,569

17

	IPCA Laboratories, Ltd.	9,634	73,063
*	Ispat Industries, Ltd. Post Reconstruction	145,697	57,423
	ITC, Ltd.	284,203	1,105,617
	IVRCL Infrastructures & Projects, Ltd.	4,665	108,622
	J.B. Chemicals & Pharmaceuticals, Ltd.	26,674	73,401
*	J.K. Industries, Ltd.	17,588	47,369
*	Jaiprakash Associates, Ltd.	29,360	294,048
	Jammu & Kashmir Bank, Ltd.	15,652	180,182
*	JBF Industries, Ltd.	19,181	30,187
	Jindal Saw, Ltd.	9,791	97,630
*	Jindal Stainless, Ltd.	37,500	80,498
	Jindal Steel & Power, Ltd.	9,601	329,559
*	JSW Steel, Ltd.	10,337	48,014
	Jubilant Organsys, Ltd.	4,288	106,135
	K.S.B. Pumps, Ltd.	4,173	38,568
*	KEC Infrastructures, Ltd.	12,355	10,567
*	KEC International, Ltd.	12,355	84,567
	Kesoram Industries, Ltd.	17,302	64,563
	Kirloskar Oil Engines, Ltd.	28,996	128,457
	KPIT Cummins Infosystems, Ltd.	4,893	36,772
	Lakshmi Machine Works, Ltd.	268	114,600
	Larsen & Toubro, Ltd.	13,427	725,671
	LIC Housing Finance, Ltd.	23,238	105,029
	Lupin, Ltd.	6,748	141,805
	Madras Cements, Ltd.	2,589	116,166
*	Maharashtra Scooters, Ltd.	2,000	15,952
	Maharashtra Seamless, Ltd.	6,040	79,027
	Mahavir Spinning Mills, Ltd.	15,231	121,942
	Mahindra & Mahindra, Ltd.	38,053	502,264
*	Mahindra Gesco Developers, Ltd.	6,822	55,019
	Mangalore Refinery & Petrochemicals, Ltd.	150,825	147,907
	Marico, Ltd.	11,197	100,623
	Maruti Udyog, Ltd.	30,010	555,673
	Mastek, Ltd.	4,889	71,754
	Matrix Laboratories, Ltd.	47,705	270,886
*	Max India, Ltd.	5,000	87,949
	McDowell & Co., Ltd.	5,804	77,351
*	Merck, Ltd.	6,714	85,565
	Micro Inks, Ltd.	1,512	15,772
	Monsanto India, Ltd.	2,665	114,614
	Moser Baer (India), Ltd.	26,592	132,526
	Motherson Sumi Systems, Ltd.	42,387	81,964
*	Motor Industries Co., Ltd.	3,058	204,015
*	Mphasis BFL, Ltd.	44,527	173,247
	MRF, Ltd.	901	63,013
*	Mukand, Ltd.	18,691	35,438
	Nagarjuna Construction Co., Ltd.	19,145	132,415
*	Nagarjuna Fertilizers & Chemicals, Ltd.	117,785	39,780
	Nahar Spinning Mills, Ltd.	6,331	31,368
*	Natco Pharma, Ltd.	10,444	32,528
*	National Organic Chemical Industries, Ltd.	103,994	60,678
	Navneet Publications (India), Ltd.	3,750	25,327
*	Nelco, Ltd.	8,380	28,284
	Nicholas Piramal India, Ltd.	12,682	67,906

18

*	NIIT Technologies, Ltd.	10,150	39,824
	Nirma, Ltd.	18,411	201,514
*	Omax Autos, Ltd.	8,735	27,539
	Orchid Chemicals & Pharmaceuticals, Ltd.	22,803	165,545
	Panacea Biotec, Ltd.	8,438	60,816
	Pantaloon Retail India, Ltd.	1,620	63,150
	Patni Computer Systems, Ltd.	27,971	292,867
*	Petronet LNG, Ltd.	182,990	245,802
*	Pfizer, Ltd.	5,994	135,963
	Pidilite Industries, Ltd.	63,547	133,801
	Polaris Software Lab, Ltd.	26,391	64,558
*	Prism Cements, Ltd.	103,554	58,325
	Proctor & Gamble Hygiene & Health Care, Ltd.	3,614	73,891
	PSL Holdings, Ltd.	7,228	43,303
*	PTC India, Ltd.	37,194	48,167
	Punjab Tractors, Ltd.	24,054	126,725
	Radico Khaitan, Ltd.	13,095	41,784
*	Rain Calcining, Ltd.	19,599	20,856
*	Rallis India, Ltd.	3,736	27,797
	Ranbaxy Laboratories, Ltd.	44,580	430,568
	Raymond, Ltd.	21,334	209,523
*	Reliance Capital Ventures, Ltd.	164,752	89,121
*	Reliance Communication Ventures, Ltd.	164,752	0
*	Reliance Energy Ventures, Ltd.	164,752	159,263
	Reliance Energy, Ltd.	13,523	188,138
*	Reliance Industries, Ltd.	164,752	3,166,895
*	Reliance Natural Resources, Ltd.	164,752	0
*	Rico Auto India, Ltd.	19,859	38,568
	Rolta India, Ltd.	19,375	96,081
	Ruchi Soya Industries, Ltd.	5,279	37,245
	Satyam Computer Services, Ltd.	59,920	1,039,948
	Sesa Goa, Ltd.	9,511	241,874
	Shree Cement, Ltd.	8,248	124,247
	Shriram Transport Finance Co., Ltd.	15,183	39,621
*	Shyam Telecom, Ltd.	12,891	28,941
	Siemens India, Ltd.	1,788	181,436
*	SKF India, Ltd.	20,166	127,745
*	Solectron Centum Electronics, Ltd.	5,559	30,622
*	Sona Koyo Steering Systems, Ltd.	17,879	31,145
*	Sonata Software, Ltd.	38,398	28,433
*	Srei Infrastructure Finance, Ltd.	20,263	28,413
	SRF, Ltd.	21,324	132,241
	Sterling Biotech, Ltd.	52,708	142,281
	Sterlite Industries (India), Ltd. Series A	13,363	397,639
*	Sterlite Optical Technologies, Ltd.	15,155	32,397
	Strides Arcolab, Ltd.	10,825	85,078
	Subex Systems, Ltd.	4,534	40,246
	Sun Pharmaceuticals Industries, Ltd.	9,909	173,327
	Sundaram-Clayton, Ltd.	3,604	72,269
	Sundram Fastners, Ltd.	24,948	86,722
	Tata Chemicals, Ltd.	35,060	187,837
	Tata Consultancy Services, Ltd.	13,045	497,882
	Tata Elxsi, Ltd.	15,986	69,463
*	Tata Investment Corp., Ltd.	8,415	79,252

19

	Tata Motors, Ltd.	74,394	1,361,923
	Tata Power Co., Ltd.	17,153	197,694
	Tata Steel, Ltd.	36,692	355,067
	Tata Tea, Ltd.	11,489	241,784
*	Tata Teleservices Maharashtra, Ltd.	130,389	72,940
*	Texmaco, Ltd.	2,401	33,182
*	The Karnataka Bank, Ltd.	68,111	162,604
*	The South India Bank, Ltd.	18,469	28,104
	Thermax, Ltd.	3,774	102,332
	Titan Industries, Ltd.	6,025	106,943
*	Torrent Pharmaceuticals, Ltd.	15,388	79,471
*	Torrent Power AEC, Ltd.	8,451	59,823
*	Trent, Ltd.	3,262	65,395
	Tube Investments of India, Ltd.	11,000	136,044
	TVS Motor Co., Ltd.	43,632	117,204
	Unichem Laboratories, Ltd.	11,679	77,508
	Unitech, Ltd.	1,973	75,161
*	United Phosphorus, Ltd.	38,014	232,198
*	Usha Martin, Ltd.	17,535	66,349
	UTI Bank, Ltd.	73,304	543,037
	Varun Shipping Co.	29,065	48,029
*	Vesuvius India, Ltd.	5,903	31,793
*	Videocon Industries, Ltd.	4,542	42,791
	Videsh Sanchar Nigam, Ltd.	35,652	292,808
	Visualsoft Technologies, Ltd.	7,727	34,007
	Voltas, Ltd.	5,598	103,710
*	Welspun India, Ltd.	16,850	39,081
*	Welspun-Gujarat Stahl Rohren, Ltd.	41,475	85,652
	Wipro, Ltd.	38,358	449,108
*	Wockhardt, Ltd.	9,704	111,751
	Wyeth, Ltd.	8,554	121,086
	Zee Telefilms, Ltd. Series B	125,802	498,490
*	Zensar Technologies, Ltd.	8,110	36,298
*	Zuari Industries, Ltd.	10,870	47,063
TOTAL COMMON STOCKS			43,197,385

RIGHTS/WARRANTS — (0.0%)
*	Titan Industries, Ltd. Rights 04/24/06	301	64

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd. Cumulative Preferred Shares	97,131	0

TOTAL — INDIA			43,197,449

BRAZIL — (6.4%)

PREFERRED STOCKS — (5.8%)
	Acesita SA	12,000	185,919
	Ambev Cia de Bebidas das Americas	2,210,000	937,702
	Aracruz Celulose SA Series B	90,000	445,020
	Banci Itau Holding Financeira SA	12,900	417,344

20

	Banco Bradesco SA	8,800	363,023
	Braskem SA Preferred A	58,000	498,196
	Caemi Meneracao e Metalurgia SA	680,000	1,172,027
	Celular CRT Participacoes SA Series A	3,000	104,544
	Centrais Electricas de Santa Catarina SA - CELESC Series B	221,000	174,843
	Companhia Brasileira de Petroleo Ipiranga SA	20,000	315,517
	Companhia Cia Tecidos Norte de Minas	970,000	108,260
	Companhia Paranaense de Energia-Copel Series B	34,380,000	377,233
	Confab Industrial SA	73,000	140,603
	Distribuidora de Produtos de Petroleo Ipiranga SA	2,000	43,796
	Duratex SA	23,000	417,000
*	Electropaulo Metropolitana SA	4,430,000	218,444
*	Embratel Participacoes SA	101,200,000	258,302
	Empresa Brasileira de Aeronautica SA	44,300	448,528
	Fertibras SA	2,400	27,328
	Gerdau SA	7,200	166,141
*	Gol Linhas Aereas Inteligentes SA	22,000	725,943
	Industrias Romi SA	1,000	40,970
	Investimentos Itau SA	502,000	2,186,720
	Klabin SA	449,000	1,057,217
	Lojas Americanas SA	9,600,000	413,205
	Mahle-Metal Leve SA	8,666	159,159
	Marcopolo SA	36,100	110,502
	Metalurgica Gerdau SA	47,000	1,316,266
*	Net Servicos de Comunicacao SA	444,800	236,696
*	Paranapanema SA	11,900	77,839
	Perdigao SA NPV	8,800	325,271
	Refinaria de Petroleo Ipiranga SA	3,000	70,214
	Ripasa SA Papel e Celulose	47,800	94,317
	Sadia SA	284,000	909,442
	Sao Paulo Alpargatas SA	4,000	169,531
	Suzano Bahia Sul Papel e Celullose SA	80,000	544,761
	Suzano Petroquimica SA	50,963	112,078
	Tele Celular Sul Participacoes SA	33,168,415	128,706
	Tele Norte Leste Participacoes SA	27,000	514,952
	Tele Sudeste Celular Participacoes SA	3,000	49,447
	Telecomunicacoes de Sao Paulo SA	20,600	483,108
	Telemar Norte Leste SA	61,000	1,801,130
	Telemig Celular Participacoes SA	34,200,000	96,633
*	Telesp Celular Participacoes SA	17,000	86,861
	Ultrapar Participacoes SA	10,100	164,092
	Uniao des Industrias Petroquimicas SA Series B	124,800	125,182
	Usinas Siderurgicas de Minas Gerais SA Series A	55,300	1,822,934
	Vale do Rio Doce Series A	31,400	1,336,737
	Votorantim Celulose e Papel SA	23,000	352,013
	Weg SA	86,000	309,819
TOTAL PREFERRED STOCKS			22,641,515

COMMON STOCKS — (0.6%)
	Arcelor Brasil SA	41,496	624,931
	Cia de Saneamento do Parana	13,300	14,531
	Companhia Siderurgica Nacional SA	14,000	421,549
	Copesul Companhia Petroquimica do Sul	26,500	393,101
	Eternit SA	20,000	79,586

21

	Souza Cruz SA	25,300	417,358
	Tractebel Energia SA	42,200	346,781
TOTAL COMMON STOCKS			2,297,837

TOTAL — BRAZIL			24,939,352

MALAYSIA — (5.8%)
COMMON STOCKS — (5.8%)
	Affin Holdings Berhad	329,000	141,361
*	Airasia Berhad	238,000	109,480
	AMMB Holdings Berhad	1,038,500	741,849
	Amway (Malaysia) Holdings Berhad	34,200	58,827
	APM Automotive Holdings Berhad	72,800	46,782
	Asiatic Development Berhad	257,400	206,153
	Avenue Assets Berhad	294,700	57,847
	Bandar Raya Developments Berhad	229,800	61,577
	Batu Kawan Berhad	81,900	176,276
*	Berjaya Capital Berhad	28,656	6,846
*	Berjaya Corp. Berhad	1,416,529	24,785
*	Berjaya Land Berhad	143,800	21,262
	Berjaya Sports Toto Berhad	168,300	207,547
	Bernas Padiberas Nasional Berhad	260,600	107,281
	Boustead Holdings Berhad	214,000	109,403
	British American Tobacco Berhad	25,800	296,932
	Bumiputra-Commerce Asset Holdings Berhad	605,013	894,716
	Carlsberg Brewery Malaysia Berhad	71,000	106,114
*	Digi.Com Berhad	108,300	254,750
	Diperdana Corp. Berhad	52,600	29,423
	Diversified Resources Berhad	434,100	161,010
*	Dutch Lady Milk Industries Berhad	18,300	39,113
	Edaran Otomobil Nasional Berhad	71,500	57,708
*	Fountain View Development Berhad	31,500	2,995
	Fraser & Neave Holdings Berhad	74,100	121,438
	Gamuda Berhad	441,000	419,919
	Genting Berhad	104,000	668,273
	Globetronics Technology Berhad	419,400	39,487
	Glomac Berhad	27,000	8,787
	Golden Hope Plantations Berhad	286,500	328,367
	Guiness Anchor Berhad	66,300	99,035
	Highlands and Lowlands Berhad	118,400	134,314
	Hong Leong Bank Berhad	188,000	257,861
	Hong Leong Credit Berhad	144,300	162,574
	Hong Leong Properties Berhad	308,700	52,203
	Hume Industries (Malaysia) Berhad	30,900	31,838
	IGB Corp. Berhad	687,500	210,524
	IJM Corp. Berhad	275,700	339,664
	IOI Corp. Berhad	154,900	575,634
	IOI Properties Berhad	53,700	120,009
	Island & Peninsular Berhad	195,241	75,152
*	Jaks Resources Berhad	197,000	26,686
	Jaya Jusco Stores Berhad	79,200	129,799
	Johor Port Berhad	141,800	91,620
	Kedah Cement Holdings Berhad	156,800	227,543

22

*	Kejora Harta Berhad	259,600	28,462
	KFC Holdings (Malaysia) Berhad	76,500	81,183
	Kian Joo Can Factory Berhad	84,700	73,370
*	KLCC Property Holdings Berhad	379,000	221,592
*	KNM Group Berhad	27,000	35,262
	Kuala Lumpur Kepong Berhad	133,900	334,963
*	Kub Malaysia Berhad	376,600	33,396
	Kulim Malaysia Berhad	72,900	54,891
	Landmarks Berhad	291,000	70,476
*	Leader Universal Holdings Berhad	321,500	31,379
	Lingkaran Trans Kota Holdings Berhad	195,700	149,192
	Lion Diversified Holdings Berhad	202,700	213,974
	Lion Industries Corp. Berhad	278,300	51,876
	MAA Holdings Berhad	75,400	64,537
	Magnum Corp. Berhad	558,400	280,816
	Malakoff Berhad	154,700	365,936
	Malayan Banking Berhad	362,600	1,082,963
	Malayan Cement Berhad	580,000	116,374
	Malaysia Industrial Development Finance Berhad	219,400	61,869
	Malaysian Airlines System Berhad	204,300	165,153
*	Malaysian Bulk Carriers Berhad	151,200	92,802
	Malaysian National Reinsurance Berhad	103,000	106,396
	Malaysian Oxygen Berhad	36,600	123,089
	Malaysian Pacific Industries Berhad	49,100	131,741
	Malaysian Plantations Berhad	318,000	186,388
*	Malaysian Resources Corp. Berhad	490,100	75,055
	Matsushita Electric Co. (Malaysia) Berhad	31,400	79,700
	Maxis Communications Berhad	155,900	364,905
*	Measat Global Berhad	67,500	29,890
	MISC Berhad	213,100	555,910
	MK Land Holdings Berhad	457,600	77,920
	MMC Corp. Berhad	288,800	169,545
	MTD Infraperdana Berhad	494,800	140,121
*	Mulpha International Berhad	767,900	145,498
	Naim Cendera Berhad	118,000	101,678
	NCB Holdings Berhad	25,000	16,814
	Nestle (Malaysia) Berhad	26,700	178,363
	New Straits Times Press (Malaysia) Berhad	96,700	58,773
	O.Y.L. Industries Berhad	219,600	250,351
	Oriental Holdings Berhad	45,500	50,439
	OSK Holdings Berhad	283,666	100,847
*	Pacificmas Berhad	44,600	71,977
*	Pernas International Holdings Berhad	441,000	77,633
	Petronas Dagangan Berhad	166,400	188,367
	Petronas Gas Berhad	124,300	300,820
	Phileo Allied Berhad	188,800	216,330
	Plus Expressways Berhad	318,100	229,210
	PPB Group Berhad	331,800	367,596
	Proton Holdings Berhad	192,000	286,498
	Puncak Niaga Holdings Berhad	74,200	52,438
	QL Resources Berhad	43,700	32,546
	Ranhill Berhad	235,500	91,961
*	Ranhill Utilities Berhad	60,000	23,220
	Resorts World Berhad	142,200	497,288

23

	RHB Capital Berhad	518,600	343,468
	Road Builders (Malaysia) Holdings Berhad	364,400	187,094
	Scomi Group Berhad	258,400	84,591
	Shell Refining Co. Federation of Malaysia Berhad	66,400	176,610
	Sime Darby Berhad	411,800	686,820
*	Sime Engineering Services Berhad	134,800	32,190
	Southern Bank Berhad (Foreign)	175,900	192,022
	SP Setia Berhad	302,700	275,618
	Star Publications (Malaysia) Berhad	73,100	144,533
	Sunrise Berhad	235,800	107,596
	Sunway City Berhad	164,000	74,425
	Sunway Holdings, Inc. Berhad	153,200	18,941
	Supermax Corp. Berhad	82,750	83,187
	Ta Ann Holdings Berhad	33,600	52,296
	TA Enterprise Berhad	418,200	70,895
	Tan Chong Motor Holdings Berhad	206,200	83,661
	Telekom Malaysia Berhad	196,300	522,225
	Tenaga Nasional Berhad	234,125	556,939
*	Time Dotcom Berhad	202,300	25,128
*	Time Engineering Berhad	351,600	29,485
	Top Glove Corp. Berhad	37,700	77,645
	Transmile Group Berhad	48,400	162,697
	Tronoh Mines Malaysia Berhad	65,700	62,247
	Uchi Technologies Berhad	61,500	53,880
	UDA Holdings Berhad	85,000	45,608
	UEM World Berhad	572,600	71,622
	UMW Holdings Berhad	148,800	288,307
	Unico-Desa Plantations Berhad	130,000	16,585
	Unisem (M) Berhad	194,700	92,166
	United Malacca Rubber Estates Berhad	27,500	32,447
	United Plantations Berhad	57,300	109,515
	Wah Seong Corp. Berhad	94,800	53,482
	WTK Holdings Berhad	89,400	94,753
	YTL Corp. Berhad	335,600	469,607
	Yu Neh Huat Berhad	147,300	50,299

TOTAL — MALAYSIA			22,459,121

MEXICO — (5.0%)
COMMON STOCKS — (5.0%)
	Alfa S.A. de C.V. Series A	180,900	960,367
	America Movil S.A. de C.V. Series L	333,200	578,925
*	America Telecom S.A. de C.V. Series A	165,867	957,991
*	Carso Global Telecom S.A. de C.V. Telecom Series A1	542,400	1,304,867
	Cementos de Mexico S.A. de C.V. Series B	75,400	466,724
	Coca-Cola Femsa S.A. de C.V. Series L	40,000	121,356
	Consorcio Ara S.A. de C.V.	122,000	518,282
	Controladora Comercial Mexicana S.A. de C.V. Series B	295,700	533,530
*	Corporacion Geo S.A. de C.V. Series B	162,200	634,864
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	103,800	208,095
	Embotelladora Arca S.A. de C.V., Mexico	327,296	778,011
*	Empresas ICA S.A. de C.V	208,050	628,619

24

	Gruma S.A. de C.V. Series B	91,000	291,113
*	Grupo Aeroporturio del Sureste S.A. de C.V.	155,800	524,440
	Grupo Carso S.A. de C.V. Series A-1	481,678	1,210,288
	Grupo Cementos de Chihuahua S.A. de C.V.	134,260	409,894
	Grupo Continental S.A. de C.V.	112,200	191,195
	Grupo Elektra S.A. de C.V.	13,600	154,501
	Grupo Financiero del Norte S.A. de C.V. Series C	512,607	1,250,810
	Grupo Financiero Inbursa S.A. de C.V. Series O	186,587	292,127
	Grupo Industrial Bimbo S.A. de C.V. Series A	183,600	650,268
	Grupo Industrial Maseca S.A. de C.V. Series B	44,200	30,803
	Grupo Modelo S.A. de C.V. Series C	258,500	894,570
	Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)	65,900	261,776
*	Impulsora del Desarrollo Economico de America Latina S.A. de C.V.	77,887	97,926
	Industrias Penoles S.A. de C.V.	57,400	365,497
*	Industrias S.A. de C.V. Series B	122,800	277,839
	Kimberly Clark de Mexico S.A. de C.V. Series A	182,900	628,582
	Nueva Grupo Mexico S.A. de C.V. Series B	651,827	1,670,793
*	Organizacion Soriana S.A. de C.V. Series B	126,400	559,901
	Telefonos de Mexico S.A. de C.V.	105,800	118,375
	TV Azteca S.A. de C.V. Series A	463,500	296,905
	Vitro S.A. de C.V.	146,600	163,744
	Wal-Mart de Mexico S.A. de C.V. Series V	523,800	1,496,143

TOTAL — MEXICO			19,529,121

TURKEY — (5.0%)
COMMON STOCKS — (5.0%)
*	Acibadem Saglik Hizmetleri ve Ticares A.S.	8,387	87,394
	Adana Cimento Sanayi Ticaret A.S.	27,921	32,322
*	Afyon Cimento Sanayii Ticaret A.S.	32	32,916
	Akbank T.A.S.	144,113	1,458,843
	Akcansa Cimento Sanayi ve Ticaret A.S.	24,123	194,998
*	Akenerji Elektrik Uretim A.S.	22,522	100,625
	Aksa Akrilik Kimya Sanayii A.S.	5,248	49,215
	Aksigorta A.S.	24,629	258,827
*	Alarko Holding A.S.	2,534	123,364
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	13,596	90,612
	Alkim Alkali Kimya A.S.	8,812	44,912
*	Anadolu Anonim Turk Sigorta Sirketi A.S.	49,584	177,911
	Anadolu Cam Sanayii A.S.	38,506	201,502
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	11,794	405,611
	Anadolu Hayat Sigorta A.S.	27,161	133,346
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	5,090	86,851
	Arcelik A.S	43,553	406,018
*	Ayen Enerji A.S.	30,445	85,369
	Aygaz A.S.	47,478	220,191
	Bagfas Bandirma Gubre Fabrikalari A.S.	1,560	65,831
*	Bati Anabolu Cimento A.S.	12,700	80,443
*	Bati Soeke Cimento Sanayi A.S.	16,631	48,093
*	Beko Elektronik A.S.	22,842	53,322
	Bolu Cimento Sanayii A.S.	36,137	95,258
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	11,580	123,868

25

*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	319	55,299
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	83,478	92,643
*	Boyner Buyuk Magazacilik A.S.	13,068	35,177
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	554	40,962
*	BSH ev Aletleri Sanayi ve Ticaret A.S.	1,670	48,389
	Bursa Cimento Fabrikasi A.S.	7,692	114,181
*	Celebi Hava Servisi A.S.	3,917	112,540
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	16,268	87,935
	Cimsa Cimento Sanayi ve Ticaret A.S.	22,450	183,859
	Deva Holding A.S.	18,942	110,610
*	Dogan Burda Rizzoli Dergi Yacincilik ve Pazarlame A.S.	5,058	25,680
*	Dogan Gazetecilik A.S.	22,846	78,294
*	Dogan Sirketler Grubu Holding A.S.	157,017	831,241
*	Dogan Yayin Holding A.S.	59,947	285,243
	Doktas Dokumculuk Ticaret ve Sanayi A.S.	15,006	30,087
*	Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	53,270	45,100
	Eczacibasi Ilac Sanayi ve Ticaret A.S.	43,264	162,983
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	17,234	60,996
	Enka Insaat ve Sanayi A.S.	10,763	150,929
	Eregli Demir ve Celik Fabrikalari Turk A.S.	153,890	1,032,665
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	32	24,152
*	Finansbank A.S.	65,014	355,994
	Ford Otomotiv Sanayi A.S.	41,570	396,823
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	11,682	35,375
*	Global Yatirim Holding A.S.	43,780	60,320
*	Goldas Kuyumculuk Sanayi A.S.	24,839	33,582
	GSD Holding A.S.	29,361	53,262
	Gunes Sigorta A.S.	17,487	60,613
*	Hektas Ticaret T.A.S.	24,861	31,160
	Hurriyet Gazetecilik ve Matbaacilik A.S.	58,397	244,186
	Ihlas Holding A.S.	118,573	75,588
*	Izmir Demir Celik Sanayii A.S.	23,634	58,216
	Izocam Ticaret Ve Sanayi A.S.	6,561	65,335
	Karton Sanayi ve Ticaret A.S.	452	59,211
	Koc Holding A.S. Series B	120,103	729,598
	Konya Cimento Sanayii A.S.	739	54,522
	Kordsa Endustriyel Iplik Kord Bezi Sanayi ve Ticaret A.S.	17,184	89,555
*	Kutahya Porselen Sanayii A.S.	1,006	29,232
	Mardin Cimento Sanayii ve Ticaret A.S.	15,991	114,277
*	Marmari Marti Otel Isletmeleri A.S.	38,066	76,725
	Migros Turk A.S.	45,923	602,233
	Multu Aku ve Malzemeleri Sanayi A.S.	24,981	32,449
	Nortel Networks Netas Telekomuenikasyon A.S.	1,498	53,259
	Otobus Karoseri Sanayi A.S.	6,472	68,870
*	Parsan Makina Parcalari Sanayii A.S.	17,835	33,485
	Pinar Entegre et ve Un Sanayii A.S.	17,450	38,546
	Pinar Sut Mamulleri Sanayii A.S.	15,544	71,153
*	Sanko Pazarlama Ithalat Ihracat A.S.	10,960	34,021
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	24,268	61,700
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	45,005	48,296
*	Tansas Perakende Magazacilik Ticaret A.S.	61,626	125,777
*	Tat Konserve Sanayii A.S.	42,484	90,406
*	Tekstil Bankasi A.S.	31,750	77,824
	Tofas Turk Otomobil Fabrikasi A.S.	120,875	399,305

26

	Trakya Cam Sanayii A.S.	56,341	244,230
	Tupras-Turkiye Petrol Rafinerileri A.S.	43,883	836,711
*	Turcas Petrol A.S.	31,096	109,880
	Turk Demir Dokum Fabrikalari A.S.	14,000	129,818
*	Turk Dis Ticaret Bankasi A.S.	23,634	134,389
	Turk Ekonomi Bankasi A.S.	13,830	301,596
	Turk Pirelli Kablo ve Sistemleri A.S.	14,078	52,487
	Turk Sise ve Cam Fabrikalari A.S.	103,672	487,028
*	Turkcell Iletisim Hizmetleri A.S.	43,272	310,287
*	Turkiye Garanti Bankasi A.S.	274,202	1,233,265
	Turkiye Is Bankasi A.S.	211,622	1,998,296
	Ulker Gida Sanayi ve Ticaret A.S.	49,390	211,937
	USAS Ucak Servisi A.S.	12,347	82,847
	Uzel Makina Sanayii A.S.	22,436	64,964
*	Vestel Elektronik Sanayi ve Ticaret A.S.	49,143	213,519
*	Yapi Kredi Finansal Kiralama A.S.	26,061	99,330
*	Yapi Kredi Sigorta A.S.	14,162	103,501
*	Yapi ve Kredi Bankasi A.S.	34,278	200,509
	Zorlu Enerji Elektrik Uretim A.S.	16,985	72,217

TOTAL — TURKEY			19,514,316

ISRAEL — (2.8%)
COMMON STOCKS — (2.8%)
	Africa-Israel Investments, Ltd.	2,771	93,665
	Albad Massuot Yitzhak, Ltd.	7,278	62,141
	Alony Hetz Properties & Investments, Ltd.	39,405	131,668
*	Alvarion, Ltd.	12,696	118,253
	American Israeli Paper Mills, Ltd.	2,033	90,375
	Analyst I.M.S.	6,498	63,891
*	AudioCodes, Ltd.	8,689	100,581
	Azorim Investment Development & Construction Co., Ltd.	16,855	175,425
	Bank Hapoalim, Ltd.	390,750	1,788,285
	Bank Leumi Le-Israel	256,790	926,570
*	Baran Group, Ltd.	7,506	83,342
*	Bezeq Israeli Telecommunication Corp., Ltd.	439,547	563,712
	Blue Square Chain Stores Properties & Investments, Ltd.	1,400	12,543
	Blue Square Israel, Ltd.	12,550	128,726
*	C Mer Industries, Ltd.	3,208	31,774
	CLAL Industries, Ltd.	39,746	183,743
	CLAL Insurance, Ltd.	8,042	141,395
	Dan Vehicle & Transportation	6,979	29,636
	Danya Cebus, Ltd.	17,560	99,529
	Delek Automotive Systems, Ltd.	10,679	69,232
	Delek Drilling LP, Ltd.	77,506	30,570
*	Delta Galil Industries, Ltd.	4,396	27,800
	Direct Insurance - I.D.I. Insurance Co., Ltd.	13,144	32,997
	Discount Investment Corp.	8,717	181,026
	Elbit Medical Imaging, Ltd.	4,965	81,233
	Elbit Systems, Ltd.	10,975	253,431
*	Electra (Israel), Ltd.	1,920	160,827
*	Electra Consumer Products	3,258	18,690
	Elron Electronic Industries, Ltd.	15,627	164,162

27

*	First International Bank of Israel, Ltd.	32,123	65,626
	FMS Enterprises Migun, Ltd.	2,310	100,429
	Formula Systems (1985), Ltd.	2,164	22,430
	Frutarom	12,899	95,933
	Gachelet Investment Co., Ltd.	2,676	27,173
*	Hamlet (Israel-Canada), Ltd.	7,728	35,981
*	Housing & Construction Holding Co., Ltd.	44,845	33,848
	IDB Development Corp., Ltd. Series A	9,463	243,495
	Industrial Building Corp., Ltd.	87,188	120,693
	Israel Chemicals, Ltd.	80,517	300,758
	Israel Petrochemical Enterprises, Ltd.	3,677	29,073
	Israel Salt Industries, Ltd.	15,201	91,951
	Ituran, Ltd.	9,288	153,446
*	J.O.E.L. Jerusalem Oil Exploration, Ltd.	3,865	31,980
	Knafaim-Arkia Holdings, Ltd.	5,307	56,350
*	Koor Industries, Ltd.	4,150	193,302
	Leader Holding & Investments, Ltd.	16,600	31,048
*	Lipman Electronic Engineering, Ltd.	4,134	99,605
	M.A.Industries, Ltd.	88,575	439,480
*	Magal Security Systems, Ltd.	2,268	27,052
*	Matav-Cable Systems Media, Ltd.	4,207	30,934
	Medtechnica, Ltd.	7,131	29,703
*	Metalink, Ltd.	4,078	18,429
	Migdal Insurance Holdings, Ltd.	103,993	125,300
	Mivtach Shamir Holdings, Ltd.	6,314	98,158
*	Naphtha Israel Petroleum Corp.	118,848	32,432
*	Nice Systems, Ltd.	2,765	144,003
*	OCIF Investments and Development, Ltd.	1,386	25,758
*	Orckit Communications, Ltd.	4,455	113,416
	Ormat Industries, Ltd.	21,079	184,161
	Osem Investment, Ltd.	7,906	60,469
	Partner Communications Co., Ltd.	12,508	94,757
	Property and Building Corp., Ltd.	853	81,670
*	RADVision, Ltd.	5,002	102,810
*	Retalix, Ltd.	7,459	183,671
*	Scitex Corp., Ltd.	20,897	120,021
	Shrem Fudim Kelner & Co., Ltd.	9,687	34,269
	Strauss-Elite, Ltd.	9,202	82,195
	Suny Electronic Inc., Ltd.	5,749	20,967
	Super-Sol, Ltd. Series B	81,894	221,257
	Tadiran Communications, Ltd.	4,334	133,147
	Telsys, Ltd.	5,676	28,392
	Teva Pharmaceutical Industries, Ltd.	11,056	465,043
*	Tower Semiconductor, Ltd.	40,841	56,452
*	Union Bank of Israel, Ltd.	22,344	121,257
*	United Mizrahi Bank, Ltd.	72,809	408,342
*	Urdan Industries, Ltd.	30,000	18,263

TOTAL — ISRAEL			11,080,151

28

THAILAND — (2.7%)
COMMON STOCKS — (2.7%)
*	Adkinson Securities Public Co., Ltd. (Foreign)	98,200	26,113
	Advance Info Service Public Co., Ltd. (Foreign)	177,300	428,403
	Aromatics (Thailand) Public Co., Ltd. (Foreign)	239,500	171,465
	Asia Plus Securities Public Co., Ltd. (Foreign)	581,000	68,930
	Asian Property Development Public Co., Ltd. (Foreign)	767,400	83,195
	Bangkok Dusit Medical Services Public Co., Ltd. (Foreign)	149,700	90,716
	Bangkok Expressway Public Co., Ltd. (Foreign)	217,100	123,232
*	Bangkok First Investment & Trust Public Co., Ltd. (Foreign)	91,300	25,445
*	Bangkok Land Public Co., Ltd. (Foreign)	2,335,700	45,388
	Bank of Ayudhya Public Co., Ltd. (Foreign)	733,200	337,448
	Banpu Public Co., Ltd. (Foreign)	57,400	211,342
	BEC World Public Co., Ltd. (Foreign)	305,400	100,733
	Bumrungrad Hospital Public Co., Ltd. (Foreign)	90,500	77,519
*	C.P. Seven Eleven Public Co., Ltd. (Foreign)	725,800	118,771
	Central Pattana Public Co., Ltd. (Foreign)	344,100	158,369
	Central Plaza Hotel Public Co., Ltd. (Foreign)	49,400	44,209
	Charoen Pokphand Foods Public Co., Ltd. (Foreign)	1,916,900	264,670
	Delta Electronics (Thailand) Public Co., Ltd. (Foreign)	356,100	186,654
	Eastern Water Resources Development & Management Public Co., Ltd. (Foreign)	324,100	33,313
	Erawan Group Public Co., Ltd. (Foreign)	442,800	33,966
	GMM Grammy Public Co., Ltd. (Foreign)	186,400	59,576
	Hana Microelectronics Public Co., Ltd. (Foreign)	167,316	119,786
	Hermraj Land & Development Public Co., Ltd. (Foreign)	1,458,400	39,900
	ICC International Public Co., Ltd. (Foreign)	49,200	51,735
*	International Broadcasting Corp. Public Co., Ltd. (Foreign)	68,000	45,640
*	International Engineering Public Co., Ltd. (Foreign)	253,100	31,063
*	ITV Public Co., Ltd. (Foreign)	183,700	49,788
*	Jasmine International Public Co., Ltd. (Foreign)	2,797,100	34,329
*	K.R. Precision Public Co., Ltd. (Foreign)	610,200	74,266
	Kasikornbank Public Co., Ltd. (Foreign)	456,700	805,735
	KGI Securities One Public Co., Ltd. (Foreign)	673,400	40,290
	Kiatnakin Finance Public Co., Ltd. (Foreign)	168,600	161,659
	Krung Thai Bank Public Co., Ltd. (Foreign)	2,252,000	714,007
*	Lalin Property Public Co., Ltd. (Foreign)	226,900	38,871
	Land & Houses Public Co., Ltd. (Foreign)	1,110,800	268,398
*	Lanna Resources Public Co., Ltd.	119,100	31,975
	Loxley Public Co., Ltd. (Foreign)	606,500	42,181
	MBK Development Public Co., Ltd. (Foreign)	84,100	102,141
*	Millennium Steel Public Co., Ltd. (Foreign)	2,129,300	61,522
	MK Real Estate Development Public Co., Ltd. (Foreign)	425,900	32,234
	Modernform Group Public Co., Ltd. (Foreign)	31,000	30,516
	National Finance and Securities Public Co., Ltd. (Foreign)	504,400	192,165
*	Natural Park Public Co., Ltd. (Foreign)	1,801,600	46,065
*	Picnic Gas & Engineering Public Co., Ltd. (Foreign)	326,800	5,682
*	PTT Chemical Public Co., Ltd. (Foreign)	27,471	59,704
	Quality Houses Public Co., Ltd. (Foreign)	3,763,000	116,421
	Ratchaburi Electricity Generating Holding Public Co., Ltd. (Foreign)	231,300	235,085
	Regional Container Lines Public Co., Ltd. (Foreign)	218,400	129,555
*	Robinson Department Store Public Co., Ltd. (Foreign)	206,800	50,233
	Saha-Union Public Co., Ltd. (Foreign)	75,200	32,495
*	Sahaviriya Steel Industries Public Co., Ltd. (Foreign)	3,699,900	107,847
	Samart Corporation Public Co., Ltd. (Foreign)	186,800	37,016
	Sansiri Public Co., Ltd. (Foreign)	460,500	42,388
	Seamico Securities Public Co., Ltd. (Foreign)	259,500	28,266

29

	Shin Corporation Public Co., Ltd. (Foreign)	269,400	334,081
*	Shinawatra Satellite Public Co., Ltd. (Foreign)	299,600	96,522
	Siam Cement Public Co., Ltd. (Foreign)	54,500	370,672
	Siam City Cement Public Co., Ltd. (Foreign)	20,800	171,250
	Siam Commercial Bank Public Co., Ltd. (Foreign)	445,500	746,107
	Siam Makro Public Co., Ltd. (Foreign)	70,000	125,288
	Sino-Thai Engineering & Construction Public Co., Ltd. (Foreign)	278,100	77,507
	Sri Trang Agro Industry Public Co., Ltd. (Foreign)	91,900	29,607
	Supalai Public Co., Ltd. (Foreign)	508,500	41,866
*	Thai Oil Public Co., Ltd. (Foreign)	324,900	502,594
	Thai Plastic & Chemicals Public Co., Ltd. (Foreign)	292,500	126,394
	Thai Reinsurance Public Co., Ltd. (Foreign)	220,700	30,190
	Thai Rung Union Car Public Co., Ltd. (Foreign)	201,500	29,367
	Thai Stanley Electric (Thailand) Public Co., Ltd. (Foreign)	17,900	66,822
	Thai Union Frozen Products Public Co., Ltd. (Foreign)	171,700	133,901
*	Ticon Industrial Connection Public Co., Ltd. (Foreign)	96,500	39,232
*	Tipco Asphalt Public Co., Ltd. (Foreign)	62,800	29,545
*	TMB Bank, Ltd. (Foreign)	2,654,200	321,680
*	TPI Polene Public Co., Ltd. (Foreign)	192,300	109,647
*	True Corp., Ltd. (Foreign)	928,700	242,208
*	TT&T Public Co., Ltd. (Foreign)	699,600	56,168
	Vinythai Public Co., Ltd. (Foreign)	437,700	109,677

TOTAL — THAILAND			10,338,740

POLAND — (2.6%)
COMMON STOCKS — (2.6%)
	Agora SA	15,720	257,683
	Bank Millennium SA	177,560	360,454
	Bank Polska Kasa Opieki - Grupa Pekao SA	15,933	938,831
	Bank Przemyslowo Handlowy BPH SA	824	205,388
	Bank Zackodni WBK SA	7,100	366,098
*	Budimex SA	6,056	83,269
*	Cersanit SA	33,510	182,237
*	Computerland SA	5,629	170,293
	Debica SA	3,151	62,503
*	Echo Investment SA	2,895	202,688
	Fabryki Mebli Forte SA	9,357	43,041
*	Farmacol SA	11,064	153,672
*	Getin Holdings SA	95,627	228,528
	Impexmetal SA	3,324	142,668
*	Kredyt Bank SA	23,637	115,267
*	LPP SA	414	95,958
*	MNI SA	10,846	34,400
	Mondi Packaging Paper Swiecie SA	6,978	120,848
*	Mostostal Siedlce SA	8,372	185,086
	Netia Holdings SA	184,966	287,763
	Orbis SA	20,524	263,994
	Polska Grupa Farmaceutyczna SA	4,767	100,048
*	Polski Koncern Miesny Duda SA	12,393	55,377
	Polski Koncern Naftowy Orlen SA	165,168	3,037,468
	Prokom Software SA	8,598	406,784
*	Provimi-Rolimpex SA	8,825	51,305

30

	Przedsiebiorstwo Farmaceutyczne JELFA SA	5,376	156,285
*	Raciborska Fabryka Kotlow SA	6,314	49,030
*	Softbank SA	5,382	68,574
*	Stalexport SA	59,952	48,883
*	Ster-Projekt SA	22,805	69,263
	Telekomunikacja Polska SA	163,915	1,141,138
	Zaklady Metali Lekkich Kety SA	6,721	255,719
	Zaklady Tluszcowe Kruszwica SA	810	10,394

TOTAL — POLAND			9,950,937

HUNGARY — (2.5%)
COMMON STOCKS — (2.5%)
*	BorsodChem RT	48,154	567,944
*	Danubius Hotel & Spa RT	2,137	58,209
	Delmagyarorszagi Aramszolgaltato Demasz RT	1,579	131,279
	Egis RT	3,078	448,110
*	Fotex RT	51,760	159,751
	Gedeon Richter RT	7,155	1,458,048
	Magyar olaj-Es Gazipari RT	26,232	2,709,181
	Magyar Telekom RT	118,191	542,168
	Orszagos Takerekpenztar es Keresdelmi Bank RT	90,198	3,367,261
*	Pannonplast RT	8,510	97,942
*	Tiszai Vegyi Kombinat RT	7,203	175,849
	Zwack Unicum RT	611	33,051

TOTAL — HUNGARY			9,748,793

CHILE — (2.4%)
COMMON STOCKS — (2.4%)
	Aguas Andinas SA Series A	416,227	148,063
*	Banco de Chile	885,653	64,192
	Banco de Credito e Inversiones SA Series A	11,179	298,251
	Bancoco Santander Chile SA	988,793	45,478
	Banmedica SA	128,116	111,459
	CAP SA (Compania de Aceros del Pacifico)	29,194	426,128
	Cementos Bio-Bio SA	22,587	54,366
	Cervecerias Unidas SA	30,221	163,009
	Colbun SA	2,754,952	380,820
	Compania General de Electricidad SA	82,254	465,139
	Consumidores de Gas de Santiago SA	18,736	95,989
	Corpbanca SA	56,889,379	318,954
	Cristalerias de Chile SA	19,709	205,759
*	Distribucion y Servicio D.Y.S. SA	409,485	140,440
	Embotelladora Andina SA Series B	35,500	87,506
	Empresa Nacional de Electricidad SA	249,691	262,604
	Empresa Nacional de Telecomunicaciones SA	55,890	594,287
	Empresas CMPC SA	61,826	1,685,349
	Empresas Copec SA	169,968	1,603,236
	Empresas Iansa SA	1,250,278	228,398
	Enersis SA	1,676,555	413,912
	Falabella Sociedad Anomina Comercial e Industrial SA	138,525	404,394

31

	Lan Airlines SA	21,319	175,168
*	Madeco Manufacturera de Cobre SA	2,467,991	214,616
*	Masisa SA	199,060	41,178
	Parque Arauco SA	184,175	124,623
	Sociedad Quimica y Minera de Chile SA Series B	22,203	271,072
	Sud Americana de Vapores SA	89,173	138,608
	Telecomunicaciones de Chile SA Series A	58,608	127,470
	Vina de Concha y Toro SA	109,160	159,335
	Vina San Pedro SA	8,136,038	80,220

TOTAL — CHILE			9,530,023

INDONESIA — (2.1%)
COMMON STOCKS — (2.1%)
	PT Astra Agro Lestari Tbk	209,000	133,593
	PT Astra Graphia Tbk	879,000	28,602
	PT Astra International Tbk	1,320,500	1,398,392
	PT Bank Central Asia Tbk	1,382,000	539,228
	PT Bank Danamon Indonesia Tbk	1,171,000	542,171
	PT Bank Pan Indonesia Tbk	4,015,000	189,016
	PT Berlian Laju Tanker Tbk	1,420,500	214,134
	PT Bumi Resources Tbk	5,501,000	501,547
*	PT Ciputra Surya Tbk	963,000	51,017
	PT Citra Marga Nusaphala Persada Tbk	839,500	76,362
*	PT Energi Mega Persada Tbk	1,206,000	107,135
	PT Enseval Putera Megatrading Tbk	799,500	63,080
*	PT GT Petrochem Industries Tbk	2,109,000	73,731
	PT Gudang Garam Tbk	475,500	565,593
*	PT Indocement Tunggal Prakarsa Tbk	653,000	312,524
	PT Indofood Sukses Makmur Tbk	3,418,000	310,788
	PT Indonesian Satellite Corp.Tbk	433,500	243,764
	PT International Nickel Indonesia Tbk	164,000	278,171
	PT Kalbe Farma Tbk	2,402,500	354,087
*	PT Kawasan Industry Jababeka Tbk	5,837,000	69,521
	PT Lippo Karawaci Tbk	663,000	131,260
	PT Matahari Putra Prima Tbk	1,255,500	107,364
	PT Mayorah Indah Tbk	382,000	30,282
	PT Medco Energi International Tbk	166,500	74,660
*	PT Mitra Adiperkasa Tbk	455,000	56,153
	PT Ramayana Lestari Sentosa Tbk	1,496,000	118,351
*	PT Samudera Indonesia Tbk	65,000	68,018
	PT Semen Gresik Tbk	58,500	147,650
	PT Summarecon Agung Tbk	727,000	66,903
	PT Telekomunikasi Indonesia (Persero) Tbk	1,050,000	694,750
	PT Tempo Scan Pacific Tbk	139,000	102,162
	PT Timah Tbk	147,000	32,646
	PT Unilever Tbk	407,500	189,424
	PT United Tractors Tbk	749,500	322,531

TOTAL — INDONESIA			8,194,610

32

CZECH REPUBLIC — (1.2%)
COMMON STOCKS — (1.2%)
*	Cesky Telecom A.S.	46,444	1,042,236
	CEZ A.S.	60,000	2,091,215
	Komercni Banka A.S.	8,491	1,204,859
	Phillip Morris CR A.S.	150	113,673
	Zentiva NV	7,900	391,056

TOTAL — CZECH REPUBLIC			4,843,039

PHILIPPINES — (0.8%)
COMMON STOCKS — (0.8%)
	Aboitiz Equity Ventures, Inc.	1,100,000	102,783
	Ayala Corp. Series A	54,680	342,852
	Ayala Land, Inc.	1,119,200	242,697
	Bank of the Philippine Islands	421,900	480,320
*	Belle Corp.	1,559,000	29,607
*	Benpres Holdings Corp.	1,472,000	27,270
*	DMCI Holdings, Inc.	468,000	27,973
	Equitable PCI Bank, Inc.	130,200	161,565
*	Filinvest Land, Inc.	4,573,750	107,325
	First Philippines Holdings Corp.	179,900	144,199
	International Container Terminal Services, Inc.	513,000	113,606
	Jollibee Food Corp.	180,900	125,471
*	Megaworld Properties & Holdings, Inc.	2,509,000	66,568
	Metro Bank and Trust Co.	388,800	262,110
*	Metro Pacific Corp.	4,500,000	28,605
	Petron Corp.	1,111,000	97,532
	Philippine Long Distance Telephone Co.	8,000	274,619
*	Pilipino Telephone Corp.	2,194,000	141,378
*	Semirara Mining Corp.	59,100	31,349
	SM Prime Holdings, Inc.	1,304,000	200,853
	Soriano (A.) Corp.	818,000	36,618

TOTAL — PHILIPPINES			3,045,300

		Face Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.9%)
	Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $3,796,000 FHLMC Notes 4.00%, 09/22/09, valued at $3,743,805) to be repurchased at $3,688,451	$3,688	3,688,000

TOTAL INVESTMENTS - (100.0%)
(Cost $331,523,167)##			$389,854,395

33

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

	Face Amount ^	Value †
	(000)

UNITED STATES — (22.8%)
AGENCY OBLIGATIONS — (11.2%)
Federal Home Loan Bank
2.750%, 11/15/06	31,300	$30,833,160
3.750%, 01/16/07	17,700	17,521,637
Federal Home Loan Mortgage Corporation
2.750%, 10/15/06	32,000	31,583,296
3.750%, 11/15/06	18,000	17,855,820
@ 5.750%, 09/15/10	38,000	49,779,157
Federal National Mortgage Association
2.070%, 09/29/06	1,705	1,677,906
2.625%, 11/15/06	9,520	9,370,517
3.000%, 11/22/06	50,000	49,323,750
TOTAL AGENCY OBLIGATIONS		207,945,243

BONDS — (4.9%)
Bank of America Corp.
5.250%, 02/01/07	9,660	9,673,621
Fleetboston Financial Corp.
4.875%, 12/01/06	31,870	31,806,005
General Electric Capital Corp.
3.250%, 01/28/10	37,640	4,737,091
1.750%, 02/12/10	37,000	27,659,513
2.750%, 08/17/10	120,500	14,876,045
KFW International Finance, Inc.
1.750%, 03/23/10	350,000	3,114,796
TOTAL BONDS		91,867,071

CERTIFICATE OF DEPOSIT INTEREST BEARING — (4.6%)
Deutsche Bank AG
4.960%, 03/07/06	20,000	20,000,000
5.020%, 02/21/07	27,500	27,500,000
Wells Fargo Bank NA
4.850%, 01/30/07	39,000	38,805,363
TOTAL CERTIFICATE OF DEPOSIT INTEREST BEARING		86,305,363

COMMERCIAL PAPER — (2.1%)
Beta Finance Corp.
4.760%, 08/21/06	15,300	14,938,476
Sigma Finance Corp.
4.570%, 07/19/06	16,500	16,189,883
4.780%, 10/26/06	7,400	7,156,326
TOTAL COMMERCIAL PAPER		38,284,685

TOTAL — UNITED STATES		424,402,362

1

CANADA — (12.7%)
BONDS — (12.7%)
British Columbia, Province of
5.250%, 12/01/06	3,000	2,663,716
6.375%, 08/23/10	54,600	52,295,313
Canada Housing Trust
4.650%, 09/15/09	47,900	42,856,896
Canadian Government
3.250%, 12/01/06	48,000	42,021,382
General Electric Capital Canada Funding Co.
3.650%, 06/07/10	17,800	15,211,564
Ontario, Province of
5.200%, 03/08/07	7,000	6,232,153
6.200%, 11/19/09	50,500	47,493,418
Toyota Credit Canada, Inc.
4.250%, 06/17/09	6,600	5,800,880
4.750%, 06/29/09	14,300	12,755,431
4.750%, 09/10/10	11,000	9,835,585
TOTAL — CANADA		237,166,338

GERMANY — (10.4%)
BONDS — (10.4%)
Bayerische Landesbank
3.125%, 02/10/09	8,000	6,301,429
5.750%, 06/02/10	21,400	27,930,768
1.000%, 09/20/10	2,000,000	17,141,808
Bundesobligation
2.500%, 10/08/10	26,700	30,803,861
DSL Bank AG
1.750%, 10/07/09	1,450,000	12,896,175
KFW-Kreditanstalt Fuer Wiederaufbau AG
3.750%, 01/28/09	15,560	1,997,650
1.850%, 09/20/10	3,930,000	35,111,225
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.500%, 01/26/09	19,800	17,517,629
Landwirtschaftliche Rentenbank
4.250%, 09/01/09	50,100	44,084,650
TOTAL — GERMANY		193,785,195

NETHERLANDS — (8.2%)
BONDS — (8.2%)
Bank Nederlandse Gemeenten NV
3.000%, 04/15/10	23,600	27,813,176
Deutsche Bahn Finance NV
6.000%, 06/15/10	12,763	16,796,112
Nederlandse Waterschapsbank NV
3.500%, 10/29/09	3,000	2,396,097
Netherlands, Government of
5.500%, 07/15/10	41,700	54,215,418
Rabobank Nederland NV
3.625%, 01/22/08	8,200	9,870,596
4.250%, 01/05/09	47,200	41,485,081
TOTAL — NETHERLANDS		152,576,480

2

SWEDEN — (7.9%)
BONDS — (7.9%)
Kommuninvest I Sverige AB
4.100%, 05/11/09	156,000	20,282,829
Stockholm, Sweden
3.375%, 03/08/10	251,000	31,924,954
Sweden, Kingdom of
6.500%, 05/05/08	100,000	13,632,429
Swedish Export Credit Corp.
(A)	2.875%, 01/26/07	14,700	14,462,404
@	2.750%, 05/30/07	25,300	30,086,359
Swedish Government
4.000%, 12/01/09	277,000	36,200,524
TOTAL — SWEDEN	146,589,499

AUSTRIA — (7.2%)
BONDS — (7.2%)
Asfinag
@	3.250%, 10/19/09	13,900	16,552,278
Austria, Republic of
3.000%, 08/21/09	30,800	24,270,949
Oesterreichische Kontrollbank AG
1.800%, 03/22/10	5,775,000	51,493,114
PFandBriefstelle der Oesterreichischen Landes-Hypothekenbanken
1.600%, 02/15/11	4,740,000	41,770,556
TOTAL — AUSTRIA	134,086,897

FRANCE — (7.0%)
BONDS — (7.0%)
Caisse D’Amortissement de la Dette Sociale SA
3.125%, 07/12/10	40,400	47,852,467
ERAP
3.750%, 04/25/10	14,200	17,237,259
French Treasury Note BTAN
2.500%, 07/12/10	39,000	45,087,572
Total Capital SA
2.375%, 10/01/09	10,000	7,683,586
UNEDIC
3.000%, 02/02/10	10,000	11,788,535
TOTAL — FRANCE	129,649,419

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (6.8%)
BONDS — (6.8%)
African Development Bank
1.950%, 03/23/10	500,000	4,459,877
Eurofima
5.625%, 02/05/08	43,100	5,726,081
European Investment Bank
4.000%, 04/15/09	236,700	30,774,006

3

	5.000%, 06/10/10	65,000	11,040,779
	Inter-American Development Bank
	5.625%, 06/29/09	13,660	12,605,856
	1.900%, 07/08/09	4,600,000	41,120,475
	International Finance Corp.
(A)	4.750%, 04/30/07	19,065	18,951,544
	Oresundsbro Konsortiet
	6.000%, 04/20/09	9,000	1,233,165
	TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		125,911,783

	JAPAN — (4.1%)
	BONDS — (4.1%)
	GlaxoSmithKline Capital KK
@	3.250%, 06/03/09	22,800	27,118,562
	Toyota Motor Credit Corp.
	0.550%, 06/30/10	5,970,000	50,279,051
	TOTAL — JAPAN		77,397,613

	UNITED KINGDOM — (3.0%)
	BONDS — (3.0%)
	Bank of England
@	2.500%, 01/28/08	25,000	29,487,757
	Network Rail Finance P.L.C.
@	3.125%, 03/30/09	22,000	26,104,354
	TOTAL — UNITED KINGDOM		55,592,111

	NORWAY — (2.9%)
	BONDS — (2.9%)
	Eksportfinans ASA
	1.800%, 06/21/10	5,998,000	53,437,773

	DENMARK — (2.9%)
	BONDS — (2.9%)
	Denmark, Kingdom of
	4.000%, 08/15/08	290,000	47,182,334
	Kommunekredit
	3.000%, 11/19/08	8,000	6,248,006
	TOTAL — DENMARK		53,430,340

	BELGIUM — (2.5%)
	BONDS — (2.5%)
	Belgium, Kingdom of
	3.000%, 03/28/10	40,000	47,279,975

	FINLAND — (0.8%)
	BONDS — (0.8%)
	Finland, Republic of
(A)	4.750%, 03/06/07	15,000	14,942,280

	SWITZERLAND — (0.3%)
	BONDS — (0.3%)
	UBS AG
	0.875%, 12/29/09	6,700	4,887,178

4

TEMPORARY CASH INVESTMENTS — (0.5%)

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $10,713,000 FHLMC Notes 4.00%, 09/22/09, valued at $10,565,696) to be repurchased at $10,410,272	10,409	10,409,000

TOTAL INVESTMENTS — (100.0%)
(Cost $1,877,299,036)##		$1,861,544,243

5

Organizational Note

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund consists of forty-one portfolios, of which seven are included in this document. The Fund’s investment advisor is Dimensional Fund Advisors Inc.

Security Valuation Note

Securities held by the Domestic Equity Portfolios (U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, and DFA Real Estate Securities Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by DFA Five-Year Global Fixed Income Portfolio are valued at the most recently quoted bid price or prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which market quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Federal Tax Cost Note

At February 28, 2006, the total cost of securities for federal income tax purposes was:

U.S. Core Equity 1 Portfolio	$253,755,654
U.S. Core Equity 2 Portfolio	367,378,630
DFA Real Estate Securities Portfolio	1,470,533,252
Large Cap International Portfolio	1,058,414,194
International Core Equity Portfolio	280,368,399
Emerging Markets Core Equity Portfolio	331,524,516
DFA Five-Year Global Fixed Income Portfolio	1,877,299,036

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value ††
SOUTH AFRICA — (12.2%)
COMMON STOCKS — (12.2%)
	ABSA Group, Ltd.	898,244	$16,685,064
	Advtech, Ltd.	620,958	231,824
	Aeci, Ltd.	367,392	3,183,072
	Afgri, Ltd.	1,376,115	1,425,575
*	African Rainbow Minerals, Ltd.	1,038,945	7,222,294
	AG Industries, Ltd.	600,361	297,655
	Allied Electronics Corp., Ltd.	401,440	1,653,483
	Argent Industrial, Ltd.	209,277	465,239
*	AST Group, Ltd.	740,636	76,594
	Aveng, Ltd.	1,359,173	5,245,346
	AVI, Ltd.	928,811	2,516,973
	Barloworld, Ltd.	819,438	15,803,966
*	Bell Equipment, Ltd.	327,590	530,356
	Business Connexion Group	465,381	578,073
	Bytes Technology Group, Ltd.	314,654	610,833
	Capitec Bank Holdings, Ltd.	171,133	859,967
	Caxton & CTP Publishers & Printers, Ltd.	1,649,003	3,623,527
	City Lodge Hotels, Ltd.	21,170	176,646
*	Corpgro, Ltd.	579,166	0
	Datacentrix Holdings, Ltd.	319,399	129,831
*	Datatec, Ltd.	489,644	1,742,616
	Delta Electrical Industries, Ltd.	185,990	1,114,272
*	Dimension Data Holdings PLC	3,977,377	3,308,857
	Distell Group, Ltd.	668,065	4,115,311
	Dorbyl, Ltd.	105,718	215,648
*	Durban Roodeport Deep, Ltd.	155,655	216,920
	Ellerine Holdings, Ltd.	275,373	3,790,922
	Enviroserv Holdings, Ltd.	259,484	267,504
	Gold Reef Casino Resorts, Ltd.	344,218	836,143
	Group Five, Ltd.	258,794	1,129,461
*	Harmony Gold Mining Co., Ltd.	1,528,002	21,102,048
	Highveld Steel & Vanadilum Corp., Ltd.	268,788	3,927,709
	Hudaco Industries, Ltd.	104,300	843,951
	Iliad Africa, Ltd.	76,658	155,314
	Illovo Sugar, Ltd.	1,015,749	2,403,100
	Imperial Holdings, Ltd.	349,923	8,754,201
	Investec, Ltd.	187,263	9,372,188
*	JCI, Ltd.	4,289,448	111,193
	Johnic Communications, Ltd.	294,723	2,901,414
	Liberty Group, Ltd.	1,494,978	20,429,778
	M Cubed Holdings, Ltd.	1,850,526	116,529
	Medi-Clinic Corp., Ltd.	1,225,730	3,974,628

1

	Metair Investment, Ltd.	25,609	1,101,200
*	Metorex, Ltd.	610,501	903,391
	Metropolitan Holdings, Ltd.	2,069,093	4,463,939
	Mittal Steel South Africa, Ltd.	2,388,294	23,527,845
*	Murray & Roberts Holdings, Ltd.	1,024,849	3,777,323
	Mvelaphanda Group, Ltd.	533,601	832,124
	Nampak, Ltd.	2,196,247	5,855,687
	Nedbank Group, Ltd.	2,021,460	39,018,330
	New Clicks Holdings, Ltd.	1,422,747	2,448,405
*	New Corpcapital, Ltd.	579,166	20,671
	Northam Platinum, Ltd.	830,061	3,402,932
	Nu-World Holdings, Ltd.	75,218	426,477
	Oceana Group, Ltd.	407,669	974,111
	Old Mutual PLC	12,517,943	39,339,921
	Omnia Holdings, Ltd.	143,874	1,018,754
*	Palabora Mining Co., Ltd.	69,265	326,417
	Peregrine Holdings, Ltd.	770,533	973,022
	Prism Holdings, Ltd.	458,100	85,735
	PSG Group, Ltd.	278,342	1,017,188
	Rainbow Chicken, Ltd.	1,064,875	1,653,259
*	Randgold & Exploration Co., Ltd.	256,811	370,305
	Redefine Income Fund, Ltd.	83,325	83,657
*	Sanlam, Ltd.	8,883,110	22,995,694
	Santam, Ltd.	460,528	6,826,733
	Sappi, Ltd.	887,864	11,289,134
	Steinhoff International Holdings, Ltd.	3,474,550	11,372,004
*	Sun International, Ltd.	140,119	2,115,165
	Telkom SA, Ltd.	270,000	7,103,803
	Tiger Wheels, Ltd.	264,796	966,290
	Tongaat-Hulett Group, Ltd.	532,348	7,944,114
	Trans Hex Group, Ltd.	326,518	653,070
	Trencor, Ltd.	666,282	2,542,182
	UCS Group, Ltd.	687,793	216,078
	Unitrans, Ltd.	165,695	1,113,741
	Value Group, Ltd.	562,990	285,676
*	Western Areas, Ltd.	424,500	2,606,754

TOTAL — SOUTH AFRICA			361,797,156

INDIA — (12.0%)
COMMON STOCKS — (12.0%)

	Aarti Industries, Ltd.	147,420	249,619
	Adani Exports, Ltd.	1,287,587	1,657,123
	Aftek Infosys, Ltd.	564,418	1,161,923
*	Agro Tech Foods, Ltd.	136,705	419,780
	Alembic, Ltd.	54,223	467,166
	Alok Industries, Ltd.	736,832	1,244,576
	Amtek Auto, Ltd.	44,309	346,736
	Apollo Tyres, Ltd.	175,197	1,176,011
*	Aptech, Ltd.	20,996	57,822
	Arvind Mills, Ltd.	1,185,419	2,638,719
	Ashok Leyland, Ltd.	5,581,530	4,786,854
	Aurobindo Pharmaceuticals, Ltd.	215,126	2,695,608

2

	Avaya Globalconnect, Ltd.	3,935	39,889
*	Bajaj Auto Finance, Ltd.	37,588	467,019
	Bajaj Auto, Ltd.	76,284	4,485,592
*	Balaji Telefilms, Ltd.	10,796	40,342
	Ballarpur Industries, Ltd.	886,062	2,536,229
	Balmer Lawrie & Co., Ltd.	39,215	508,498
*	Bank of Rajasthan, Ltd.	351,617	386,022
	BASF India, Ltd.	84,085	437,401
	BOC India, Ltd.	196,517	671,643
	Bombay Dyeing & Manufacturing Co., Ltd.	56,026	471,788
*	Ceat, Ltd.	21,553	33,048
*	Century Enka, Ltd.	133,495	544,603
	Century Textiles & Industries, Ltd.	276,538	2,116,547
	Chambal Fertilizers & Chemicals, Ltd.	2,270,380	2,121,499
	Cholamandalam Investment & Finance Co., Ltd.	347	1,601
*	City Union Bank, Ltd.	28,787	72,025
*	Colour-Chem, Ltd.	2,398	18,085
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	353,125	780,910
*	D-Link (India), Ltd.	66,109	177,390
	Dr. Reddy’s Laboratories, Ltd.	333,699	9,769,701
	E.I.D. - Parry (India), Ltd.	241,339	1,311,407
	EIH, Ltd.	83,011	1,234,373
*	Elder Pharmaceuticals, Ltd.	54,402	318,301
	Electrosteel Casings, Ltd.	43,769	348,693
*	Elgi Equipments, Ltd.	174,405	257,555
*	Escorts, Ltd.	226,339	414,167
*	Essar Steel, Ltd.	807,651	710,013
	Essel Propack, Ltd.	77,366	596,616
*	Eveready Industries (India), Ltd.	301,461	811,956
*	Everest Industries, Ltd.	23,275	93,213
	Exide Industries, Ltd.	114,382	617,669
	FDC, Ltd.	64,911	73,371
	Federal Bank, Ltd.	308,952	1,190,451
	Finolex Cables, Ltd.	104,411	796,054
	Finolex Industries, Ltd.	695,629	1,181,665
	GHCL, Ltd.	88,654	259,204
	Godrej Industries, Ltd.	1,000	9,319
	Great Eastern Shipping Co., Ltd.	1,032,054	5,703,115
	GTL, Ltd.	544,800	1,378,158
	Gujarat Alkalies & Chemicals, Ltd.	377,390	1,282,340
	Gujarat Ambuja Cements, Ltd.	1,523,923	3,000,915
	Gujarat Fluorochemicals, Ltd.	50,745	459,087
	Gujarat Narmada Valley Fertilizers Co., Ltd.	601,145	1,726,227
	Gujarat State Fertilizers & Chemicals, Ltd.	447,664	1,926,961
	H.E.G., Ltd.	99,150	374,718
	HCL Technologies, Ltd.	150,000	2,056,833
	HDFC Banking, Ltd.	157,006	2,578,535
*	Himachal Futuristic Communications, Ltd.	2,540,888	1,311,100
	Himatsingka Seide, Ltd.	72,528	228,407
	Hinduja TMT, Ltd.	93,601	802,837
*	Hindustan Motors, Ltd.	296,702	237,612
*	Hindustan Sanitaryware & Industries, Ltd.	24,608	69,395
*	Hotel Leelaventure, Ltd.	265,698	1,899,996
	I.B.P. Co., Ltd.	7,999	99,304

3

	ICI India, Ltd.	45,061	414,405
*	Igate Global Solutions, Ltd.	20,446	115,971
*	India Cements, Ltd.	602,757	1,912,488
*	India Glycols, Ltd.	110,588	410,711
	Indian Hotels Co., Ltd.	294,289	8,210,382
	Indian Petrochemicals Corp., Ltd.	1,306,558	6,835,279
	Indian Rayon & Industries, Ltd.	126,723	2,114,115
	Indo Gulf Fertilisers, Ltd.	23,783	119,887
	Indo Rama Synthetics (India), Ltd.	202,314	341,304
	IndusInd Bank, Ltd.	1,436,430	1,624,893
	Industrial Development Bank of India, Ltd.	3,178,422	6,009,203
*	Infotech Enterprises, Ltd.	11,561	133,254
	Ingersoll-Rand (India), Ltd.	80,491	686,745
	IPCA Laboratories, Ltd.	49,978	379,027
*	Ispat Industries, Ltd. Post Reconstruction	2,195,639	865,362
	IVRCL Infrastructures & Projects, Ltd.	13,452	313,221
	J.B. Chemicals & Pharmaceuticals, Ltd.	204,233	562,007
*	J.K. Industries, Ltd.	117,685	316,953
	Jammu & Kashmir Bank, Ltd.	190,012	2,187,367
*	JBF Industries, Ltd.	35,983	56,630
	Jindal Poly Films, Ltd.	21,594	136,853
	Jindal Saw, Ltd.	60,558	603,848
*	Jindal Stainless, Ltd.	614,306	1,318,677
	Jindal Steel & Power, Ltd.	27,266	935,919
*	JSW Steel, Ltd.	624,983	2,902,942
	Kesoram Industries, Ltd.	136,927	510,946
	Kirloskar Oil Engines, Ltd.	151,023	669,059
	LIC Housing Finance, Ltd.	345,645	1,562,208
*	Maharashtra Scooters, Ltd.	13,612	108,569
	Mahavir Spinning Mills, Ltd.	82,290	658,829
	Mahindra & Mahindra, Ltd.	219,880	2,902,208
	Maruti Udyog, Ltd.	182,830	3,385,330
	Mastek, Ltd.	41,625	610,912
*	Merck, Ltd.	19,905	253,674
	Moser Baer (India), Ltd.	529,290	2,637,807
*	Mphasis BFL, Ltd.	292,087	1,136,463
	MRF, Ltd.	14,402	1,007,228
*	Mukand, Ltd.	296,535	562,229
*	Nagarjuna Fertilizers & Chemicals, Ltd.	1,476,016	498,501
	Nahar Spinning Mills, Ltd.	31,075	153,968
*	Natco Pharma, Ltd.	71,082	221,386
*	National Organic Chemical Industries, Ltd.	598,288	349,088
	Navneet Publications (India), Ltd.	23,748	160,393
*	NIIT Technologies, Ltd.	23,227	91,132
	NIIT, Ltd.	19,941	112,724
	Nirma, Ltd.	140,496	1,537,775
*	Omax Autos, Ltd.	20,202	63,692
	Orchid Chemicals & Pharmaceuticals, Ltd.	199,488	1,448,242
	Patni Computer Systems, Ltd.	162,747	1,704,024
*	Pentamedia Graphics, Ltd.	658,344	83,911
*	Petronet LNG, Ltd.	131,253	176,306
	Polaris Software Lab, Ltd.	380,771	931,448
*	Polyplex Corp., Ltd.	41,389	122,324
*	Pricol, Ltd.	49,154	46,412

4

*	Prism Cements, Ltd.	269,139	151,589
	PSL Holdings, Ltd.	52,822	316,459
	Punjab Tractors, Ltd.	284,281	1,497,693
*	Rain Calcining, Ltd.	310,692	330,611
*	Rajasthan Spinning & Weaving Mills, Ltd.	35,562	100,693
*	Rama Newsprint & Papers, Ltd.	84,210	19,124
	Raymond, Ltd.	261,017	2,563,476
*	Reliance Capital Ventures, Ltd.	6,786,159	3,670,887
*	Reliance Communication Ventures, Ltd.	6,786,159	0
*	Reliance Energy Ventures, Ltd.	6,786,159	6,560,081
*	Reliance Industries, Ltd.	6,786,159	130,444,873
*	Reliance Natural Resources, Ltd.	6,786,159	0
	Rolta India, Ltd.	321,636	1,594,997
	Ruchi Soya Industries, Ltd.	48,407	341,528
	Samtel Color, Ltd.	77,810	101,333
	Sesa Goa, Ltd.	8,700	221,249
	Shriram Transport Finance Co., Ltd.	31,202	81,423
*	Sona Koyo Steering Systems, Ltd.	29,642	51,636
*	Sonata Software, Ltd.	457,576	338,830
*	Srei Infrastructure Finance, Ltd.	14,741	20,670
	SRF, Ltd.	132,296	820,433
	Sterlite Industries (India), Ltd. Series A	247,856	7,375,379
*	Sterlite Optical Technologies, Ltd.	140,600	300,564
*	Supreme Petrochem, Ltd.	69,306	40,439
	Tata Chemicals, Ltd.	1,092,020	5,850,586
*	Tata Investment Corp., Ltd.	55,760	525,142
	Tata Steel, Ltd.	1,899,526	18,381,659
	Tata Tea, Ltd.	166,270	3,499,126
*	Tele Data Informatics, Ltd.	87,903	39,732
*	The Karnataka Bank, Ltd.	66,072	157,736
*	The South India Bank, Ltd.	76,352	116,183
	Tube Investments of India, Ltd.	64,584	798,751
	TVS Motor Co., Ltd.	269,922	725,062
	Ucal Fuel Systems, Ltd.	4,360	19,680
	Unichem Laboratories, Ltd.	20,832	138,252
*	Usha Martin, Ltd.	139,597	528,210
	UTI Bank, Ltd.	1,388,368	10,285,043
*	Uttam Galva Steels	194,165	181,249
	Varun Shipping Co.	469,669	776,118
*	Videocon Industries, Ltd.	35,767	336,952
	Videsh Sanchar Nigam, Ltd.	929,481	7,633,787
	Visualsoft Technologies, Ltd.	97,597	429,531
*	Welspun India, Ltd.	24,452	56,712
*	Welspun-Gujarat Stahl Rohren, Ltd.	36,557	75,495
	Zee Telefilms, Ltd. Series B	2,095,477	8,303,327
*	Zensar Technologies, Ltd.	21,303	95,346
*	Zuari Industries, Ltd.	77,371	334,986
TOTAL COMMON STOCKS			357,388,199

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd. Cumulative Preferred Shares	1,463,759	0

TOTAL — INDIA			357,388,199

5

SOUTH KOREA — (10.9%)
COMMON STOCKS — (10.9%)
*	Aekyung Petrochemical Co., Ltd.	10,140	181,410
	Asia Cement Manufacturing Co., Ltd.	9,438	378,545
	AUK Corp.	24,000	73,684
	Baiksan Co., Ltd.	41,550	78,061
*	Boo Kook Securities Co., Ltd.	17,385	264,724
	BYC Co., Ltd.	810	93,558
*	Byuck San Corp.	2,132	26,220
*	Byuck San Engineering and Construction Co., Ltd.	87,860	598,246
*	Capro Corp.	16,830	64,721
	Cheil Industrial, Inc.	95,804	3,687,022
*	Cho Kwang Leather Co., Ltd.	4,860	23,263
	Choil Aluminum Manufacturing Co., Ltd.	5,770	43,463
	Chon Bang Co., Ltd.	2,520	99,069
	Chosun Refractories Co., Ltd.	7,370	252,571
*	CKD Bio Corp.	3,109	17,918
*	D.I Corp.	65,430	164,218
	Dacom Corp.	43,360	583,116
	Dae Chang Industrial Co.	6,170	31,649
	Dae Dong Industrial Co., Ltd.	3,930	38,685
	Dae Han Fire & Marine Insurance Co., Ltd.	12,610	139,000
*	Dae Sang Corp.	49,644	757,054
	Dae Won Kang Up Co., Ltd.	13,100	240,727
*	Dae Young Packaging Co., Ltd.	356,210	54,693
*	Daeduck Electronics Co., Ltd.	58,160	501,553
*	Daeduck Industries Co., Ltd.	39,860	455,389
	Daegu Bank Co., Ltd.	193,922	3,002,386
	Daehan Flour Mills Co., Ltd.	2,525	389,151
	Daehan Synthetic Fiber Co., Ltd.	2,000	123,771
	Daelim Industrial Co., Ltd.	70,240	4,694,433
	Daelim Trading Co., Ltd.	31,482	182,866
*	Daesang Holdings Co., Ltd.	33,096	154,048
*	Daesung Industrial Co., Ltd.	7,690	402,428
*	Daewon Pharmaceutical Co., Ltd.	6,610	47,934
	Daewoo Engineering & Construction Co., Ltd.	819,780	10,592,800
*	Daewoo Motor Sales Corp.	61,560	1,338,281
	Daewoong Co., Ltd.	12,340	258,937
	Dahaam E-Tec Co., Ltd.	5,985	129,384
	Daishin Securities Co., Ltd.	103,481	2,341,907
	Daiyang Metal Co., Ltd.	40,000	53,813
*	Daou Technology, Inc.	60,000	334,697
	DC Chemical Co., Ltd.	38,990	1,372,720
	Dong Ah Tire Industrial Co., Ltd.	43,904	247,421
*	Dong Hai Pulp Co., Ltd.	14,310	35,149
	Dong IL Rubber Belt Co., Ltd.	7,940	28,478
	Dong Wha Pharmaceutical Industries Co.	5,167	90,352
*	Dong Won Co., Ltd.	5,520	64,698
*	Dong Yang Department Store Co., Ltd.	9,000	183,374
	Dongbu Corp.	46,410	786,628
*	Dongbu Hannong Chemical Co., Ltd.	14,890	240,750
	Dongbu Securities Co., Ltd.	22,040	234,424

6

*	Dongbu Steel Co., Ltd.	46,108	395,680
*	Dongbuanam Semiconductor, Inc.	324,465	834,404
	Dong-Il Corp.	4,310	272,447
*	Dongkook Industries Co., Ltd.	1,620	9,619
	Dongkuk Steel Mill Co., Ltd.	155,862	3,024,093
	Dongsu Industrial Co., Ltd.	9,240	216,238
	Dongsung Chemical Co., Ltd.	3,770	31,119
*	Dongwon F&B Co., Ltd.	6,666	410,752
	Dongwon Financial Holding Co., Ltd.	116,926	4,479,411
	Dongwon Industries Co., Ltd.	1,876	55,602
*	Dongyang Express & Construction Corp.	3,727	151,162
	Dongyang Express Bus Corp.	1,522	26,675
	Dongyang Mechatronics Corp.	20,680	96,093
*	Doosan Corp.	47,020	1,739,687
*	Doosan Heavy Industries & Construction Co., Ltd.	400,500	13,881,525
*	Doosan Industrial Development Co., Ltd.	193,240	1,852,773
	DPI Co., Ltd.	33,340	269,037
*	Duck Yang Industry Co., Ltd.	4,000	37,252
*	Enex Co., Ltd.	5,960	39,125
	F&F Co., Ltd.	23,100	155,005
*	First Fire & Marine Insurance Co., Ltd.	40,160	189,153
	Fursys, Inc.	24,120	800,555
	Global & Yuasa Battery Co., Ltd.	11,600	49,399
	Green Cross Corp.	10,540	711,725
	GS Engineering & Construction Corp.	104,882	5,695,625
	GS Holdings Corp.	30,000	802,434
	Halla Engineering & Construction Corp.	7,450	198,421
	Han Kuk Carbon Co., Ltd.	25,070	95,794
*	Han Wha Corp.	146,740	4,526,557
	Han Yang Securities Co., Ltd.	24,940	254,990
	Hana Securities Co., Ltd.	40,790	744,774
	Handok Pharmaceuticals Co., Ltd.	18,150	258,324
	Handsome Corp.	35,380	673,810
	Hanil Cement Manufacturing Co., Ltd.	18,013	1,413,377
*	Hanil E-Wha Co., Ltd.	79,730	175,689
	Hanil Iron & Steel Co., Ltd.	1,815	31,650
	Hanjin Heavy Industry Co., Ltd.	165,520	4,144,037
	Hanjin Shipping Co., Ltd.	52,280	1,223,784
	Hanjin Transportation Co., Ltd.	23,460	668,662
	Hankook Cosmetics Co., Ltd.	30,000	89,489
	Hankook Tire Manufacturing Co., Ltd.	150,550	1,907,751
	Hankuk Electric Glass Co., Ltd.	23,010	770,566
*	Hankuk Glass Industries, Inc.	22,200	861,663
	Hankuk Paper Manufacturing Co., Ltd.	9,800	349,476
*	Hanmi Capital Co., Ltd.	28,690	238,629
	Hansae Co., Ltd.	3,260	72,493
*	Hansol Chemical Co., Ltd.	12,467	106,883
	Hansol Paper Co., Ltd.	102,044	1,408,201
	Hanssem Co., Ltd.	12,390	83,777
*	Hanwha Chemical Corp.	246,060	3,364,348
	Hanwha Securities Co., Ltd.	62,690	695,891
	Heesung Cable, Ltd.	3,660	60,603
	Histeel Co., Ltd.	1,188	16,553
*	Honam Petrochemical Corp.	25,470	1,495,234

7

	Hotel Shilla, Ltd.	76,920	991,710
*	HS R&A Co., Ltd.	4,980	83,740
	Huchems Fine Chemical Corp.	45,340	311,026
*	Huneed Technologies Co., Ltd.	90,030	84,933
	Husteel Co., Ltd.	10,370	146,439
	Hwa Sung Industrial Co.	26,510	296,733
*	Hwashin Co., Ltd.	42,000	122,520
*	Hyosung T & C Co., Ltd.	72,817	1,108,414
	Hyundai Cement Co., Ltd.	15,435	541,821
	Hyundai Department Store H & S Co., Ltd.	8,362	619,968
	Hyundai Heavy Industries Co., Ltd.	189,160	14,957,425
	Hyundai Hysco	170,820	2,217,663
	Hyundai Merchant Marine Co., Ltd.	193,270	2,960,545
	Hyundai Motor Co., Ltd.	446,030	37,907,929
	Hyundai Pharmaceutical Ind. Co., Ltd.	4,200	97,305
*	Hyundai Securities Co., Ltd.	249,730	3,929,279
	Il Dong Pharmaceutical Co., Ltd.	5,840	255,770
*	Iljin Diamond Co., Ltd.	9,368	177,610
*	Iljin Display Co., Ltd.	5,361	77,293
*	Iljin Electric, Ltd.	26,530	83,935
	Ilshin Spinning Co., Ltd.	3,600	159,603
	Ilsung Pharmaceutical Co., Ltd.	3,990	248,847
	INI Steel Co., Ltd.	235,930	6,903,792
	ISU Chemical Co., Ltd.	14,350	152,290
	Jeil Pharmaceutical Co.	2,220	171,637
	Jeonbuk Bank, Ltd.	56,741	491,178
*	Jinro, Ltd.	407	18,862
*	Joongang Construction Co., Ltd.	9,880	239,279
	KCC Corp.	29,050	5,786,617
*	Keang Nam Enterprises Co., Ltd.	19,942	217,135
	KEC Corp.	155,000	344,279
	Keyang Electric Machinery Co., Ltd.	71,760	134,687
	KG Chemical Corp.	11,123	70,075
	Kia Motors Corp.	899,680	19,314,853
	Kodenshi Korea Corp.	38,000	88,872
	Kolon Chemical Co., Ltd.	20,220	268,067
*	Kolon Industries, Inc.	32,379	376,776
*	Kolon International Corp.	1,905	15,626
	Korea Cast Iron Pipe Co., Ltd.	44,688	195,470
*	Korea Circuit Co.	31,660	222,042
	Korea Development Co., Ltd.	23,520	659,907
*	Korea Development Leasing Corp.	6,348	269,538
	Korea Electric Terminal Co., Ltd.	9,980	177,580
*	Korea Fine Chemical Co., Ltd.	7,000	91,515
	Korea Flange Co., Ltd.	10,290	149,909
	Korea Iron & Steel Co., Ltd.	25,230	893,023
	Korea Iron & Steel Works Co., Ltd.	21,294	554,565
*	Korea Komho Petrochemical Co., Ltd.	61,750	1,891,221
	Korea Mutual Savings Bank	14,910	261,223
*	Korea Petrochemical Industry Co., Ltd.	12,300	283,356
	Korea Polyol Co., Ltd.	11,768	504,128
	Korea Zinc Co., Ltd.	52,610	3,656,808
	Korean Air Co., Ltd.	203,658	6,713,304
	Korean Air Terminal Service Co., Ltd.	3,490	84,053

8

*	KP Chemical Corp.	201,976	1,083,422
	KT Freetel, Ltd.	81,000	2,154,894
*	KTB Network, Ltd.	135,720	803,352
	Kukdo Chemical Co., Ltd.	8,710	133,453
	Kukdong City Gas Co., Ltd.	12,780	318,968
*	Kumho Industrial Co., Ltd.	99,300	2,258,971
	Kunsul Chemical Industrial Co., Ltd.	12,700	174,653
	Kwang Dong Pharmaceutical Co., Ltd.	114,660	431,972
	Kyeryong Construction Industrial Co., Ltd.	17,500	579,180
	Kyobo Securities Co., Ltd.	76,680	897,087
	Kyong Dong Boiler Co., Ltd.	3,450	66,078
*	Kyungbang Co., Ltd.	1,856	241,473
	LG Cable, Ltd.	81,160	2,730,631
	LG Chemical Investment, Ltd.	129,850	4,510,757
	LG Chemical, Ltd.	26,500	1,329,653
	LG International Corp.	117,374	2,753,959
*	Lotte Chilsung Beverage Co., Ltd.	80	91,563
*	Lotte Confectionary Co., Ltd.	1,170	1,436,786
*	Lotte Sam Kang Co., Ltd.	2,460	536,972
	Meritz Fire Marine Insurance	168,100	825,570
*	Meritz Securities Co., Ltd.	73,900	553,564
	Motonic Corp.	640	20,302
	Namhae Chemical Corp.	105,810	301,800
*	Namyang Dairy Products Co., Ltd.	1,600	1,020,924
	Nong Shim Holdings Co., Ltd.	1,750	155,583
	Ottogi Corp.	7,320	939,517
*	Pantech Co., Ltd.	40,270	288,820
	PaperCorea, Inc.	19,552	79,934
*	Partsnic Co., Ltd.	11,310	12,717
	Pohang Coated Steel Co., Ltd.	12,780	252,232
	Poong Lim Industrial Co., Ltd.	32,280	282,486
	Poong San Corp.	66,220	1,426,152
	POSCO	420	98,984
	Pum Yang Construction Co., Ltd.	14,667	160,286
	Pusan Bank	200,400	2,645,828
	Pusan City Gas Co., Ltd.	23,820	521,718
	Pyung Hwa Industrial Co., Ltd.	63,559	420,017
*	Rocket Electric Co., Ltd.	3,460	25,469
*	Saehan Industries, Inc.	95,610	385,567
*	Saehan Media Corp.	31,250	59,508
	Sam Yung Trading Co., Ltd.	13,840	30,806
*	Sambu Construction Co., Ltd.	11,398	263,016
*	Samhwa Crown and Closure Co., Ltd.	3,100	42,066
	Samhwa Paints Industrial Co., Ltd.	33,600	100,836
	Samlip Industrial Co., Ltd.	15,670	126,651
*	Samsung Climate Control Co., Ltd.	11,990	102,598
	Samsung Corp.	331,070	8,482,425
*	Samsung Electro-Mechanics Co., Ltd.	57,260	2,354,780
	Samsung Fine Chemicals Co., Ltd.	62,960	2,034,785
	Samsung Heavy Industries Co., Ltd.	525,070	9,007,378
	Samsung SDI Co., Ltd.	26,830	2,370,703
	Samsung Securities Co., Ltd.	116,860	6,860,972
	Samsung Techwin Co., Ltd.	130,710	3,576,765
*	Samwhan Corp.	17,730	310,770

9

	Samyang Corp.	25,405	1,400,899
	Samyang Genex Co., Ltd.	5,490	406,139
	Samyang Tongsang Co., Ltd.	2,820	50,088
*	Samyoung Chemical Co., Ltd.	2,820	33,613
	Samyoung Corp.	6,130	160,723
	Samyoung Electronics Co., Ltd.	39,200	375,345
*	Seah Holdings Corp.	4,619	253,415
*	Seah Steel Corp.	6,245	155,867
*	Segye Corp.	20,530	97,602
	Sejong Industrial Co., Ltd.	44,050	204,808
*	Sejong Securities Co., Ltd.	54,071	1,128,920
*	Sempio Foods Co.	3,610	58,836
	Seoul Securities Co., Ltd.	546,100	882,564
*	Shin Dong-Ah Fire & Marine Insurance Co.	22,873	177,805
	Shin Heung Securities Co., Ltd.	9,130	97,266
	Shin Young Securities Co., Ltd.	18,390	583,475
	Shin Young Wacoal, Inc.	273	19,346
	Shinhan Financial Group Co., Ltd.	46,326	1,809,876
*	Shin-Ho Paper Manufacturing Co., Ltd.	38,850	298,335
	Shinmoorim Paper Manufacturing Co., Ltd.	34,120	357,187
	Shinpoong Pharmaceutical Co., Ltd.	4,540	115,208
	Shinsegae Engineering & Construction Co., Ltd.	3,980	130,232
*	Shinsung Tongsang Co., Ltd.	21,550	77,901
	Sindo Ricoh Co., Ltd.	18,480	841,396
	SK Chemicals Co., Ltd.	37,810	1,098,417
	SK Corp., Ltd.	69,180	4,262,738
	SK Gas Co., Ltd.	19,860	659,616
	SKC Co., Ltd.	71,130	1,212,362
	Songwon Industrial Co., Ltd.	24,310	86,966
*	Ssang Bang Wool Co., Ltd.	52,870	280,506
*	Ssangyong Cement Industry Co., Ltd.	88,776	1,407,122
*	Ssangyong Fire & Marine Insurance Co.	13,190	121,822
*	Ssangyong Motor Co.	247,830	1,703,720
	Sung Chang Enterprise Co., Ltd.	9,000	123,953
	Sung Shin Cement Co., Ltd.	45,580	780,311
*	Sungwon Corp.	20,600	85,226
	Sunjin Co., Ltd.	4,240	162,530
*	Sunkyong Securities Co., Ltd.	384,280	565,412
	Tae Kwang Industrial Co., Ltd.	2,881	1,853,119
	Tae Kyung Industrial Co., Ltd.	63,000	187,899
	Tae Young Corp.	16,270	1,145,053
	Taegu Department Store Co., Ltd.	19,941	356,754
	Tai Han Electric Wire Co., Ltd.	95,477	1,883,305
	Tai Lim Packaging Industries Co., Ltd.	4,380	23,640
*	The Will-Bes & Co., Ltd.	10,640	32,074
*	Tong Kook Corp.	607	977
*	Tong Yang Major Corp.	24,960	152,640
	Tong Yang Moolsan Co., Ltd.	4,560	24,671
	Tongil Heavy Industries Co., Ltd.	160,770	229,407
	TS Corp.	3,881	107,841
	Union Steel Manufacturing Co., Ltd.	21,297	620,060
	Wiscom Co., Ltd.	22,000	89,975
	Woongjin.Com Co., Ltd.	78,940	979,968
	Woori Investment & Securities Co., Ltd.	246,950	5,840,801

10

*	Yoosung Enterprise Co., Ltd.	37,800	156,968
	Youlchon Chemical Co., Ltd.	47,300	504,202
*	Young Poong Mining & Construction Corp.	18,030	1,021
	Youngbo Chemical Co., Ltd.	33,000	77,206
	Youngone Corp.	108,650	472,749
	Youngpoong Corp.	2,710	491,741
	Yuhwa Securities Co., Ltd.	17,000	273,262
*	Zinus, Inc.	9,330	7,206
TOTAL COMMON STOCKS			323,375,019

RIGHTS/WARRANTS — (0.0%)
*	Dongbuanam Semiconductor, Inc. Rights 03/08/06	259,572	136,335

TOTAL — SOUTH KOREA			323,511,354

TAIWAN — (10.6%)
COMMON STOCKS — (10.6%)
*	A.G.V. Products Corp.	1,053,000	211,741
*	Abit Computer Co., Ltd.	835,498	16,993
*	Abocom Systems, Inc.	265,000	66,713
*	Acbel Polytech, Inc.	120,000	55,068
*	Accton Technology Corp.	1,621,000	850,411
	Allis Electric Co., Ltd.	86,320	14,316
*	Ampoc Far East Co., Ltd.	303,000	106,039
	Amtran Technology Co., Ltd.	1,669,385	1,042,521
*	Apex Science & Engineering Corp.	103,000	11,375
*	Arima Computer Corp.	4,196,000	959,654
	Asia Cement Corp.	10,303,484	6,795,070
	Asia Chemical Corp.	529,000	151,931
	Asia Polymer Corp.	644,489	253,068
	Asia Vital Components Co., Ltd.	238,322	113,778
*	Askey Computer Co., Ltd.	781,514	312,326
	Aurora Corp.	448,650	250,788
	Aurora Systems Corp.	157,000	61,310
	Avision, Inc.	242,503	192,261
	Bank of Kaohsiung Co., Ltd.	1,769,622	840,887
*	Behavior Tech Computer Corp.	544,000	240,266
	Bes Engineering Corp.	4,315,089	528,166
*	Carnival Industrial Corp.	936,000	133,517
	Cathay Chemical Works, Inc.	314,000	77,533
*	Cathay Real Estate Development Co., Ltd.	4,872,421	2,352,274
*	Central Insurance Co., Ltd.	574,020	272,863
	Central Reinsurance Co., Ltd.	760,614	268,901
*	Chain Qui Development Co., Ltd.	260,000	69,492
	Chang Hwa Commercial Bank	16,948,459	9,714,089
*	Chang-Ho Fibre Corp.	192,000	75,655
*	Charoen Pokphand Enterprises Co., Ltd.	96,000	12,082
	Cheng Loong Corp.	3,038,480	947,506
*	Chenming Mold Industrial Corp.	156,000	61,888
*	Chia Her Industrial Co., Ltd.	461,340	33,681
*	Chia Hsin Cement Corp.	2,482,000	953,430
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	812,250	51,610

11

	Chia-I Industrial Co., Ltd.	1,304,000	208,748
*	Chien Shing Stainless Steel Co., Ltd.	711,000	161,827
*	Chien Tai Cement Co., Ltd.	282,238	4,510
	China Airlines	16,308,248	7,271,679
	China Chemical & Pharmaceutical Co.	845,264	268,590
*	China Development Financial Holding Corp.	35,088,000	13,434,934
	China Electric Manufacturing Co., Ltd.	1,020,000	528,939
*	China General Plastics Corp.	1,163,000	296,065
*	China Glaze Co., Ltd.	54,000	10,140
*	China Life Insurance Co., Ltd.	1,148,763	409,257
	China Man-Made Fiber Co., Ltd.	4,685,813	1,155,944
	China Metal Products Co., Ltd.	451,000	362,371
	China Motor Co., Ltd.	5,986,570	6,723,640
*	China Petrochemical Development Corp.	4,729,000	1,079,733
*	China Rebar Co., Ltd.	828,658	53,175
	China Steel Structure Co., Ltd.	178,219	70,234
	China Synthetic Rubber Corp.	1,237,890	489,351
*	China United Trust & Investment Corp.	534,289	51,771
*	China Wire & Cable Co., Ltd.	379,000	52,958
	Chinatrust Financial Holdings Co., Ltd.	289,901	243,161
*	Ching Feng Home Fashions Industries Co., Ltd.	193,000	51,089
	Chin-Poon Industrial Co., Ltd.	1,008,451	618,424
*	Chun Yu Works & Co., Ltd.	230,000	53,582
	Chun Yuan Steel Industrial Co., Ltd.	1,350,655	623,590
	Chung Hsin Electric & Machinery Co., Ltd.	858,000	500,174
	Chung Hwa Pulp Corp.	1,685,419	625,648
*	Chung Shing Textile Co., Ltd.	228,600	2,889
	Chungwa Picture Tubes Co., Ltd.	25,458,045	6,611,185
	Clevo Co.	1,797,990	510,438
*	CMC Magnetics Corp.	10,846,000	3,431,977
	Collins Co., Ltd.	813,319	250,288
	Compal Electronics, Inc.	2,202,190	2,048,382
*	Compeq Manufacturing Co., Ltd.	1,846,000	831,137
*	Compex International Co. Ltd.	46,400	286
	Continental Engineering Corp.	2,955,193	1,245,475
*	Cosmos Bank Taiwan	6,644,000	2,872,632
	CTCI Corp.	1,808,645	868,378
	Cyntec Co., Ltd.	36,120	31,076
*	Da-Cin Construction Co., Ltd.	573,190	136,570
*	Delpha Construction Co., Ltd.	228,044	32,895
	Der Pao Construction Co., Ltd.	885,000	84,352
	Diamond Flower Electric Instrument Co., Ltd.	65,280	74,073
*	Eclat Textile Co., Ltd.	219,144	100,061
	Edom Technology Co., Ltd.	68,000	38,266
	Elan Microelectronics Corp.	985,429	453,738
*	Elite Material Co., Ltd.	97,650	41,217
	Elite Semiconductor Memory Technology, Inc.	227,000	247,398
*	Elitegroup Computer Systems Co., Ltd.	1,525,250	967,250
*	Enlight Corp.	872,000	268,819
*	EnTie Commercial Bank	5,177,474	1,482,852
*	ET Internet Technology Corp.	2,478,491	699,552
	Eten Information Systems, Ltd.	338,000	215,935
	Eternal Chemical Co., Ltd.	1,734,500	2,072,660
	Eva Airways Corp.	16,403,783	6,517,353

12

*	Ever Fortune Industrial Co., Ltd.	409,000	4,159
	Everest Textile Co., Ltd.	1,597,820	255,979
	Evergreen International Storage & Transport Corp.	3,637,000	1,424,987
	Evergreen Marine Corp., Ltd.	7,857,502	5,086,927
	Everlight Chemical Industrial Corp.	739,950	233,109
*	Everspring Industry Co., Ltd.	815,180	146,718
	Far East Textile, Ltd.	16,291,942	11,991,047
	Far Eastern Department Stores, Ltd.	3,794,550	1,916,297
	Far Eastern International Bank	876,752	382,745
	Federal Corp.	1,147,650	487,435
	Feng Hsin Iron & Steel Co., Ltd.	333,000	277,125
*	FIC Global, Inc.	640,080	70,500
	First Copper Technology Co., Ltd.	871,750	260,972
	First Financial Holding Co., Ltd.	3,224,550	2,484,993
	First Hotel	373,322	252,333
*	First Steamship Co., Ltd.	728,000	152,109
	Formosa Taffeta Co., Ltd.	6,346,580	3,267,812
	Formosan Rubber Group, Inc.	1,348,000	541,169
*	Formosan Union Chemical Corp.	206,961	70,622
*	Fortune Electric Co., Ltd.	354,000	96,807
*	Fu I Industrial Co., Ltd.	264,000	62,377
	Fuh-Hwa Financial Holding Co., Ltd.	9,699,422	3,664,810
*	Fwuson Industry Co., Ltd.	302,000	44,230
*	G.T.M. Corp.	337,000	118,323
*	Gem Terminal Industries Co., Ltd.	226,000	95,162
*	Giga Storage Corp.	1,160,898	178,757
	Giga-Byte Technology Co., Ltd.	2,056,287	1,732,239
	Gold Circuit Electronics, Ltd.	1,421,805	817,944
*	Goldsun Development & Construction Co., Ltd.	3,108,640	800,874
	Good Will Instrument Co., Ltd.	95,000	47,265
*	Grand Pacific Petrochemical Corp.	1,839,000	422,728
*	Grape King, Inc.	245,000	64,990
	Great China Metal Industry Co., Ltd.	865,000	358,648
	Great Wall Enterprise Co., Ltd.	1,124,980	369,910
	Hanpin Co., Ltd.	115,000	52,022
*	Helix Technology, Inc.	158,211	13,779
	Hey Song Corp.	944,000	258,735
*	Hitron Technologies, Inc.	233,000	56,393
*	Ho Tung Holding Corp.	1,495,628	299,285
*	Hocheng Corp.	1,015,000	203,659
*	Hold-Key Electric Wire & Cable Co., Ltd.	474,000	89,372
*	Hong Ho Precision Textile Co., Ltd.	93,889	6,865
	Hong Tai Electric Industrial Co., Ltd.	935,000	324,042
	Hsin Kuang Steel Co., Ltd.	622,000	326,898
	Hsinchu International Bank	1,777,417	967,892
	Hsing Ta Cement Co., Ltd.	376,980	104,451
	Hua Eng Wire & Cable Co., Ltd.	1,342,035	217,883
	Hua Nan Financial Holding Co., Ltd.	86,428	61,002
*	Hualon Corp.	257,040	8,555
*	Hung Ching Development & Construction Co., Ltd.	303,468	56,254
	Hung Poo Construction Corp.	889,000	627,869
*	Hung Sheng Construction Co., Ltd.	1,274,000	807,383
	Inventec Corp.	5,557,416	3,387,915
	Jui Li Enterprise Co., Ltd.	355,000	101,503

13

	Jung Shing Wire Co., Ltd.	123,000	27,342
	Kang Na Hsiung Co., Ltd.	663,127	270,860
*	Kao Hsing Chang Iron & Steel Corp.	971,000	183,353
*	Kee Tai Properties Co., Ltd.	749,000	161,833
	Kendra Rubber Industrial Co., Ltd.	1,090,000	471,043
	King Yuan Electronics Co., Ltd.	1,603,394	1,350,654
*	Kingdom Construction Co., Ltd.	975,000	221,066
	Kinpo Electronics, Inc.	4,315,902	1,655,052
	Knowledge-Yield-Excellence Systems Corp.	402,135	326,600
*	Kung Long Batteries Industrial Co., Ltd.	173,000	73,614
*	Kuoyang Construction Co., Ltd.	402,029	113,888
*	Kwong Fong Industries Corp.	1,786,000	200,310
	Lan Fa Textile Co., Ltd.	668,915	110,716
*	Lead Data Co., Ltd.	444,140	65,001
*	Leadtek Research, Inc.	340,493	118,239
*	Lealea Enterprise Co., Ltd.	1,680,000	162,142
	Lee Chang Yung Chemical Industry Corp.	857,501	603,730
*	Lee Chi Enterprises Co., Ltd.	937,900	172,165
*	Lelon Co., Ltd.	132,118	55,287
*	Leofoo Development Co., Ltd.	1,118,000	619,606
	Les Enphants Co., Ltd.	153,146	94,452
*	Li Peng Enterprise Co., Ltd.	1,789,000	296,193
	Li Shin International Enterprise Corp.	224,496	176,505
*	Lien Chang Electronic Enterprise Co., Ltd.	184,000	63,931
	Lien Hwa Industrial Corp.	1,985,000	723,742
	Lingsen Precision Industries, Ltd.	761,320	240,161
	Long Bon Development Co., Ltd.	884,943	389,158
	Long Chen Paper Co., Ltd.	1,129,000	270,736
	Lucky Cement Corp.	1,002,000	217,152
*	Lung Hwa Electronics Corp.	163,000	30,431
*	Macronix International Co., Ltd.	14,678,000	1,899,105
	Mayer Steel Pipe Corp.	420,000	214,086
*	Maywufa Co., Ltd.	183,000	56,629
	Mega Financial Holding Co., Ltd.	18,530,000	14,055,459
*	Megamedia Corp.	782	6
	Meiloon Co., Ltd.	35,000	23,400
	Mercuries & Associates, Ltd.	967,980	197,066
*	Mercuries Data Co., Ltd.	427,800	84,105
	Merida Industry Co., Ltd.	181,260	113,855
*	Microelectronics Technology, Inc.	1,193,000	334,327
	Micro-Star International Co., Ltd.	2,187,542	1,237,849
*	Microtek International, Inc.	429,062	52,195
	Mobiletron Electronics Co., Ltd.	90,000	47,585
	Mospec Seminconductor Corp.	108,000	41,626
*	Mustek Systems, Inc.	697,514	105,345
*	Namchow Chemical Industrial Co., Ltd.	164,057	24,851
*	Nankang Rubber Tire Co., Ltd.	104,312	127,353
	Nantex Industry Co., Ltd.	580,090	227,847
	Nanya Technology Co., Ltd.	12,984,000	7,674,362
*	New Asia Construction & Development Co., Ltd.	586,000	54,046
	Nien Hsing Textile Co., Ltd.	1,313,000	849,275
	Ocean Plastics Co., Ltd.	134,400	42,828
*	Opto Tech Corp.	964,000	314,564
*	Orient Semiconductor Electronics, Ltd.	648,713	79,259

14

*	Pacific Construction Co., Ltd.	1,483,256	83,799
*	Pacific Electric Wire & Cable Corp.	1,873,020	30,014
	Pan Jit International, Inc.	172,893	85,223
*	Phihong Technology Co., Ltd.	468,283	268,142
*	Picvue Electronics, Ltd.	604,000	31,188
*	Potrans Electrical Corp.	632,000	136,380
*	Primax Electronics, Ltd.	1,377,744	482,890
*	Prince Housing & Development Corp.	1,808,987	479,815
*	Procomp Informatics, Ltd.	391,440	0
*	Prodisc Technology, Inc.	2,794,157	380,207
	Quanta Display, Inc.	13,676,000	4,573,605
	Radium Life Tech Corp.	338,376	136,151
	Ralec Electronic Corp.	180,933	100,875
	Realtek Semiconductor Corp.	1,432,200	1,570,406
*	Rectron, Ltd.	78,300	8,059
	Rexon Industrial Corp., Ltd.	218,820	52,966
*	Ritek Corp.	6,951,518	2,203,547
*	Ruentex Development Co., Ltd.	2,897,000	647,855
*	Ruentex Industries, Ltd.	1,495,000	512,621
*	Sampo Corp.	3,749,850	461,814
	San Fang Chemical Industry Co., Ltd.	207,280	112,205
	Sanyang Industrial Co., Ltd.	2,639,000	956,698
	Sanyo Electric Co., Ltd.	577,000	297,448
	SDI Corp.	551,483	246,913
	Sheng Yu Steel Co., Ltd.	915,000	708,771
	Shihlin Electric & Engineering Corp.	1,574,000	1,190,712
*	Shihlin Paper Corp.	524,000	362,255
	Shinkong Co., Ltd.	803,809	327,427
*	Shinkong Synthetic Fibers Co., Ltd.	3,703,000	643,581
	Shinung Corp.	674,700	110,149
	Shuttle, Inc.	682,223	230,193
*	Sin Yih Ceramic Co., Ltd.	211,000	38,544
	Sincere Navigation Corp.	382,052	374,443
*	Sinkong Spinning Co., Ltd.	775,000	279,731
	SinoPac Holdings Co., Ltd.	13,190,809	6,978,045
	Sintek Photronics Corp.	3,550,182	1,035,110
	Siward Crystal Technology Co., Ltd.	251,868	143,114
*	Solomon Technology Corp.	822,000	146,537
	South East Soda Manufacturing Co., Ltd.	404,000	130,407
	Southeast Cement Co., Ltd.	1,245,700	240,445
*	Space Shuttle Hi-Tech Co., Ltd.	595,000	51,782
	Standard Foods Taiwan, Ltd.	992,000	411,437
	Stark Technology, Inc.	320,000	131,368
	Sunonwealth Electric Machine Industry Co., Ltd.	485,460	200,799
*	Systex Corp., Ltd.	2,772,341	761,338
	Ta Chen Stainless Pipe Co., Ltd.	957,996	527,183
*	Ta Chong Bank, Ltd.	6,609,906	1,630,490
*	Ta Jung Transportation Co., Ltd.	1,290,000	277,954
	Ta Ya Electric Wire & Cable Co., Ltd.	981,515	242,323
	Tah Hsin Industrial Corp.	410,000	141,219
	Ta-I Technology Co., Ltd.	237,272	168,161
*	Taichung Commercial Bank	4,946,000	1,017,547
	Tainan Business Bank	1,487,012	471,743
	Tainan Spinning Co., Ltd.	5,271,000	994,794

15

	Taishin Financial Holdings Co., Ltd.	9,217,000	5,599,743
	Taita Chemical Co., Ltd.	410,690	94,602
*	Taitung Business Bank	163,395	22,081
*	Taiwan Business Bank	17,622,412	4,282,426
	Taiwan Cement Corp.	11,878,751	8,951,854
*	Taiwan Cooperative Bank	704,000	404,793
	Taiwan Fire & Marine Insurance Co., Ltd.	921,320	429,655
*	Taiwan Flourescent Lamp Co., Ltd.	305,000	103,728
	Taiwan Glass Ind. Corp.	3,721,485	2,928,097
	Taiwan Hon Chuan Enterprise Co., Ltd.	547,070	349,826
*	Taiwan Kolin Co., Ltd.	1,709,000	469,559
	Taiwan Mask Corp.	981,000	459,908
	Taiwan Navigation Co., Ltd.	631,825	346,398
	Taiwan Polypropylene Co., Ltd.	815,000	457,192
*	Taiwan Pulp & Paper Corp.	847,000	158,375
	Taiwan Sakura Corp.	623,958	118,006
	Taiwan Sogo Shinkong Security Co., Ltd.	586,414	431,303
	Taiwan Styrene Monomer Corp.	1,458,000	660,196
*	Taiwan Tea Corp.	2,980,381	446,756
*	Taiyen Biotech Co., Ltd.	334,000	203,608
*	Tatung Co., Ltd.	9,309,000	2,290,684
*	Tay-Shan Enterprises Co., Ltd.	830,766	144,296
*	Teapo Electronic Corp.	1,213,670	238,745
*	Teco Electric & Machinery Co., Ltd.	6,243,834	1,923,982
	Tecom, Ltd.	795,753	325,397
	Test-Rite International Co., Ltd.	98,932	68,286
	The Ambassador Hotel	605,000	496,790
*	The Chinese Bank	4,846,000	487,835
*	The Farmers Bank of China	4,749,160	1,190,549
	The First Insurance Co., Ltd.	501,224	174,715
	Thye Ming Industrial Co., Ltd.	164,000	119,360
	Ton Yi Industrial Corp.	5,139,810	998,744
	TSRC Corp.	1,760,000	1,068,688
	Tung Ho Steel Enterprise Corp.	2,688,555	1,779,642
*	Twinhead International Corp.	890,017	100,436
	TYC Brother Industrial Co., Ltd.	462,320	288,394
	Tycoons Group Enterprise Co., Ltd.	968,000	155,720
*	Ulead Systems, Inc.	66,000	37,878
*	Union Bank of Taiwan	5,549,577	1,455,138
*	Union Insurance Co., Ltd.	1,523,575	276,060
	Uni-President Enterprises Corp.	12,321,130	7,001,689
	Unitech Printed Circuit Board Corp.	1,108,475	442,772
	United Microelectronics Corp.	32,824,183	19,142,292
*	Universal Cement Corp.	1,276,549	394,284
*	Universal Microelectronics Co., Ltd.	304,010	122,005
	Universal Scientific Industrial Co., Ltd.	2,081,392	681,879
*	Universal, Inc.	254,000	108,639
	UPC Technology Corp.	2,608,796	811,701
	USI Corp.	2,258,000	614,412
	U-TECH Media Corp.	743,799	144,335
*	Ve Wong Corp.	177,000	60,935
*	Via Technologies, Inc.	2,917,402	1,680,457
*	Visual Photonics Epitacy Co., Ltd.	86,000	37,807
	Walsin Lihwa Corp.	11,367,412	3,696,873

16

	Walsin Technology Corp., Ltd.	833,126	730,945
	Wan Hwa Enterprise Co., Ltd.	733,801	312,006
	Waterland Financial Holdings	7,253,000	2,360,781
*	Wei Chih Steel Industrial Co., Ltd.	211,898	26,862
*	Wei Chuan Food Corp.	420,000	114,109
	Weltrend Semiconductor, Inc.	298,000	108,138
*	Winbond Electronics Corp.	14,456,000	4,403,797
*	WPG Holdings Co., Ltd.	958,985	283,701
	Wus Printed Circuit Co., Ltd.	1,317,928	540,334
*	Yageo Corp.	7,011,840	2,658,893
	Yang Ming Marine Transport Corp.	5,786,058	3,540,883
	Yeung Cyang Industrial Co., Ltd.	319,000	208,651
*	Yi Jinn Industrial Co., Ltd.	1,328,000	130,736
	Yieh Phui Enterprise Co., Ltd.	3,843,601	1,567,629
	Yosun Industrial Corp.	702,997	327,382
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	5,017,461	1,916,941
	Yulon Motor Co., Ltd.	5,933,271	6,095,339
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	1,000	1,170
	Yung Shin Pharmaceutical Industrial Co., Ltd.	281,400	255,693
	Yung Tay Engineering Co., Ltd.	1,322,000	742,715
	Zig Sheng Industrial Co., Ltd.	1,084,596	199,735
TOTAL COMMON STOCKS			314,894,103

RIGHTS/WARRANTS — (0.0%)
*	EnTie Commercial Bank Rights 03/17/06	704,291	0

TOTAL — TAIWAN			314,894,103

MEXICO — (8.1%)
COMMON STOCKS — (8.1%)
	Alfa S.A. de C.V. Series A	5,405,364	28,696,162
*	Cintra S.A. de C.V.	85,000	28,725
*	Consorcio Hogar S.A. de C.V. Series B	540,200	180,496
	Controladora Comercial Mexicana S.A. de C.V. Series B	7,880,200	14,218,213
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	1,643,586	3,295,017
	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	3,689	718
	Corporativo Fragua S.A. de C.V. Series B	70	374
*	Desc S.A. de C.V. Series B	1,747,367	2,135,207
	El Puerto de Liverpool S.A. de C.V. Series 1	20,000	48,687
	El Puerto de Liverpool S.A. de C.V. Series C1	328,600	785,817
	Embotelladora Arca S.A. de C.V., Mexico	304,200	723,110
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	7,733
*	Empresas ICA S.A. de C.V	3,228,700	9,755,452
	Fomento Economico Mexicano S.A. de C.V. Series B & D	488,000	4,216,134
	Gruma S.A. de C.V. Series B	3,347,050	10,707,365
	Grupo Carso S.A. de C.V. Series A-1	13,173,051	33,099,256
	Grupo Cementos de Chihuahua S.A. de C.V.	2,692,992	8,221,660
	Grupo Continental S.A. de C.V.	1,444,500	2,461,511
	Grupo Corvi S.A. de C.V. Series L	284,000	80,523
	Grupo Financiero Inbursa S.A. de C.V. Series O	6,727,615	10,532,972
*	Grupo Gigante S.A. de C.V. Series B	324,076	225,538

17

*	Grupo Herdez S.A. de C.V.	319,000	289,308
	Grupo Industrial Maseca S.A. de C.V. Series B	2,771,700	1,931,590
	Grupo Industrial Saltillo S.A. de C.V.	1,246,869	1,499,814
*	Grupo Iusacell S.A. de C.V.	143,500	427,555
*	Grupo Nutrisa S.A. de C.V.	428	409
	Grupo Posadas S.A. de C.V. Series L	356,000	322,864
*	Grupo Qumma S.A. de C.V. Series B	5,301	91
*	Grupo Tribasa S.A. de C.V.	152,065	0
*	Impulsora del Desarrollo Economico de America Latina S.A. de C.V.	6,727,615	8,458,491
	Industrias Bachoco S.A. de C.V. (Certificate Representing Series B and Series L)	411,800	1,316,974
	Industrias Penoles S.A. de C.V.	1,277,400	8,133,898
*	Industrias S.A. de C.V. Series B	2,361,452	5,342,856
*	Jugos del Valle S.A. de C.V. Series B	213,600	458,807
	Nueva Grupo Mexico S.A. de C.V. Series B	21,343,635	54,708,983
*	Organizacion Soriana S.A. de C.V. Series B	5,249,700	23,254,041
*	Sanluis Corporacion S.A. de C.V. Series A	2,400	1,049
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	1,547
*	Savia S.A. de C.V.	3,457,285	688,321
*	US Commercial Corp. S.A. de C.V.	271,000	78,907
	Vitro S.A. de C.V.	2,699,100	3,014,746

TOTAL — MEXICO			239,350,921

BRAZIL — (7.5%)

PREFERRED STOCKS — (5.6%)
	Acesita SA	413,076	6,399,906
	Bradespar SA	5,702	191,185
	Brasil Telecom Participacoes SA	1,984,088	15,725
	Braskem SA Preferred A	1,041,200	8,943,484
	Centrais Electricas de Santa Catarina SA - CELESC Series B	3,081,000	2,437,523
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	146,540,000	6,210,784
	Companhia Brasileira de Petroleo Ipiranga SA	293,800	4,634,942
	Companhia Cia Tecidos Norte de Minas	21,607,500	2,411,574
	Confab Industrial SA	1,800,000	3,466,918
	Distribuidora de Produtos de Petroleo Ipiranga SA	8,000	175,182
	Duratex SA	402,550	7,298,411
	Embraco SA	437,300	144,153
*	Embratel Participacoes SA	1,389,166	3,546
	Forjas Taurus SA	254,000	248,797
	Gerdau SA	815,028	18,806,862
	Globex Utilidades SA	34,076	232,683
	Industrias Romi SA	9,200	376,925
*	Inepar Industria e Construcoes SA	7,896	28,817
	Investimentos Itau SA	5,388,166	23,470,937
	Klabin SA	1,107,000	2,606,546
	Magnesita SA Series A	132,900,000	898,100
	Marcopolo SA	370,800	1,135,013
	Metalurgica Gerdau SA	595,200	16,668,963
*	Plascar Participacoes Industriais SA	6,900,000	29,179
	Polialden Petroquimica SA	780,000	227,741
	Ripasa SA Papel e Celulose	1,495,000	2,949,870

18

	Sadia SA	3,082,282	9,870,270
	Santista Textil SA	29,600	278,785
	Sao Paulo Alpargatas SA	37,800	1,602,072
	Suzano Bahia Sul Papel e Celullose SA	519,431	3,537,072
	Suzano Petroquimica SA	545,905	1,200,554
	Tele Celular Sul Participacoes SA	951,707,394	3,692,992
*	Tele Leste Celular Participacoes SA	35	676
	Tele Norte Celular Participacoes SA	1,390,958	400
	Tele Norte Leste Participacoes SA	7,538	143,767
	Telemar Norte Leste SA	545,000	16,092,065
	Telemig Celular Participacoes SA	1,422,616	4,020
*	Telesp Celular Participacoes SA	754	3,853
	Uniao des Industrias Petroquimicas SA Series B	2,584,454	2,592,365
	Unibanco-Uniao de Bancos Brasileiros Units SA	135,500	2,373,723
	Usinas Siderurgicas de Minas Gerais SA Series A	264,325	8,713,327
	Vale do Rio Doce Series B	239,144	0
	Votorantim Celulose e Papel SA	392,000	5,999,529
TOTAL PREFERRED STOCKS			166,119,236

COMMON STOCKS — (1.9%)
	Arcelor Brasil SA	1,751,487	26,377,468
	Avipal SA Avicultura e Agropecua	12,500,000	55,274
	Brasil Telecom Participacoes SA	51,256,779	642,067
	Companhia Siderurgica Nacional SA	931,400	28,045,075
*	Embratel Participacoes SA	50,000,000	129,503
	Eternit SA	89,000	354,156
	Tele Celular Sul Participacoes SA	98,247,830	403,910
	Tele Centro Oeste Celular Participacoes SA	16,764	315,702
*	Tele Leste Celular Participacoes SA	1,288	30,024
*	Tele Norte Celular Participacoes SA	50,064,513	32,300
	Tele Norte Leste Participacoes SA	51,468	1,352,444
	Telemig Celular Participacoes SA	51,793,284	256,101
TOTAL COMMON STOCKS			57,994,024

TOTAL — BRAZIL			224,113,260

TURKEY — (6.7%)
COMMON STOCKS — (6.7%)
	Adana Cimento Sanayi Ticaret A.S.	299,788	347,045
	Akbank T.A.S.	3,293,434	33,339,062
*	Akenerji Elektrik Uretim A.S.	216,113	965,562
	Aksa Akrilik Kimya Sanayii A.S.	148,490	1,392,521
	Aksigorta A.S.	10,975	115,337
	Alarko Carrier Sanayii ve Ticaret A.S.	40,047	671,082
*	Alternatifbank A.S.	1	1
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	87,865	184,419
*	Anadolu Anonim Turk Sigorta Sirketi A.S.	675,177	2,422,590
	Anadolu Cam Sanayii A.S.	561,694	2,939,346
*	Ayen Enerji A.S.	473,652	1,328,142
	Bagfas Bandirma Gubre Fabrikalari A.S.	11,130	469,680
*	Bati Anabolu Cimento A.S.	255,022	1,615,337
	Bolu Cimento Sanayii A.S.	557,470	1,469,492
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	1,051,951

19

	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	576,288	639,561
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,261	684,744
	Cimsa Cimento Sanayi ve Ticaret A.S.	480,369	3,934,089
*	Dardanel Onentas Gida Sanayii A.S.	16,183	20,062
*	Dogan Sirketler Grubu Holding A.S.	3,007,361	15,920,836
	Doktas Dokumculuk Ticaret ve Sanayi A.S.	63,360	127,035
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	362,756	1,283,905
	Eregli Demir ve Celik Fabrikalari Turk A.S.	1,995,394	13,389,918
*	Finansbank A.S.	2,971,499	16,270,805
*	Goldas Kuyumculuk Sanayi A.S.	327,200	442,368
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	1,302,551
	Gubre Fabrikalari Ticaret A.S.	29,241	85,723
	Gunes Sigorta A.S.	309,093	1,071,378
	Ihlas Holding A.S.	319,654	203,774
*	Izmir Demir Celik Sanayii A.S.	230,946	568,869
	Izocam Ticaret Ve Sanayi A.S.	27,299	271,847
	Karton Sanayi ve Ticaret A.S.	1,000	130,997
	Kordsa Endustriyel Iplik Kord Bezi Sanayi ve Ticaret A.S.	414,951	2,162,528
*	Kutahya Porselen Sanayii A.S.	7,076	205,609
	Mardin Cimento Sanayii ve Ticaret A.S.	163,450	1,168,043
*	Marshall Boya ve Vernik Sanayii A.S.	17,490	423,072
*	Medya Holdings A.S.	33,508	175,955
*	Menderes Tekstil Sanayi ve Ticaret A.S.	347,650	313,536
*	Net Turizm Ticaret ve Sanayi A.S.	185,098	175,937
	Nortel Networks Netas Telekomuenikasyon A.S.	24,805	881,905
	Otobus Karoseri Sanayi A.S.	98,162	1,044,569
	Pinar Entegre et ve Un Sanayii A.S.	51,591	113,961
	Pinar Sut Mamulleri Sanayii A.S.	58,424	267,439
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,522
*	Sabah Yayincilik A.S.	31,938	92,363
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	247,799	630,017
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	1,346,358	1,444,814
*	Tat Konserve Sanayii A.S.	175,295	373,027
*	Tekstil Bankasi A.S.	593,043	1,453,635
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	156,597	352,161
	Tofas Turk Otomobil Fabrikasi A.S.	605,547	2,000,396
	Trakya Cam Sanayii A.S.	1,227,824	5,322,445
	Turk Demir Dokum Fabrikalari A.S.	166,949	1,548,066
*	Turk Dis Ticaret Bankasi A.S.	2,104,055	11,963,762
	Turk Pirelli Kablo ve Sistemleri A.S.	39,312	146,566
	Turk Sise ve Cam Fabrikalari A.S.	2,182,218	10,251,568
*	Turkiye Garanti Bankasi A.S.	4,833,512	21,739,411
	Turkiye Is Bankasi A.S.	2,232,528	21,081,168
	Ulker Gida Sanayi ve Ticaret A.S.	125,705	539,415
*	Unye Cimento Sanayi ve Ticaret A.S.	20,978	82,111
	USAS Ucak Servisi A.S.	20,520	137,686
*	Vestel Elektronik Sanayi ve Ticaret A.S.	223,134	969,482
*	Yapi ve Kredi Bankasi A.S.	1,405,653	8,222,376
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	18,345	44,539

TOTAL — TURKEY			199,991,113

20

MALAYSIA — (5.2%)
COMMON STOCKS — (5.2%)
*	A&M Realty Berhad	213,550	83,188
	ACP Industries Berhad	512,000	104,634
*	Advance Synergy Berhad	641,000	32,662
	Advanced Synergy Capital Berhad	153,500	17,452
	Affin Holdings Berhad	7,359,600	3,162,191
	Aluminum Co. of Malaysia Berhad	250,000	99,224
*	AMBD Berhad	1,990,900	66,889
	AmInvestment Group Berhad	994,468	441,141
	AMMB Holdings Berhad	5,401,544	3,858,573
*	Ancom Berhad	393,750	75,907
	Ann Joo Resources Berhad	1,235,100	332,623
*	Antah Holding Berhad	306,000	19,768
	APM Automotive Holdings Berhad	849,100	545,636
	Apollo Food Holdings Berhad	198,400	126,621
*	Arab Malaysia Corp. Berhad	2,000,000	700,273
*	Asas Dunia Berhad	524,700	98,465
*	Asia Pacific Land Berhad	1,349,000	130,809
	Asiatic Development Berhad	3,959,500	3,171,189
	Avenue Assets Berhad	3,707,500	727,751
	Ayer Hitam Planting Syndicate Berhad	27,000	16,325
	Bandar Raya Developments Berhad	2,459,300	658,996
	Batu Kawan Berhad	1,034,500	2,226,593
*	Berjaya Capital Berhad	614,136	146,716
*	Berjaya Corp. Berhad	1,822,980	63,792
*	Berjaya Corp. Berhad	34,838,582	609,558
*	Berjaya Land Berhad	3,934,800	581,796
	Bernas Padiberas Nasional Berhad	2,476,800	1,019,619
	Bimb Holdings Berhad	1,029,800	337,630
	Bina Darulaman Berhad	118,000	26,372
	Binaik Equity Berhad	149,800	29,728
	Bolton Properties Berhad	1,107,100	216,763
	Boustead Holdings Berhad	3,078,700	1,573,916
	Boustead Properties Berhad	343,700	286,484
	Bumiputra-Commerce Asset Holdings Berhad	1,104,000	1,632,635
	Cahya Mata Sarawak Berhad	1,008,800	254,369
	Chemical Co. of Malaysia Berhad	311,000	229,700
	Chin Teck Plantations Berhad	296,600	402,942
	Choo Bee Metal Industries Berhad	235,700	89,971
*	Compugates Holdings Berhad	5,000	2,396
*	Cosway Corp. Berhad	854,100	205,410
*	Country Heights Holdings Berhad	174,000	29,604
	Courts Mammoth Berhad	1,280,000	410,391
	Cycle & Carriage Bintang Berhad	249,800	156,134
*	Damansara Realty Berhad	391,000	11,613
*	Datuk Keramik Holdings Berhad	127,000	1,538
	Dijaya Corp. Berhad	612,100	130,121
	Diversified Resources Berhad	6,126,600	2,272,383
	DNP Holdings Berhad	166,000	27,206
	Eastern & Oriental Berhad	325,000	85,340
	Eastern Pacific Industrial Corp. Berhad	414,400	178,620
*	Econstates Berhad	327,900	42,627
	Edaran Otomobil Nasional Berhad	1,327,100	1,071,099
	Esso Malaysia Berhad	633,200	424,333

21

*	Europlus Berhad	567,800	46,350
*	Faber Group Berhad	170,300	16,743
	Far East Holdings Berhad	318,400	265,754
	Focal Aims Holdings Berhad	424,000	33,000
*	Fountain View Development Berhad	395,400	37,590
	Gamuda Berhad	1,822,700	1,735,571
	General Corp. Berhad	564,000	78,355
	Glomac Berhad	651,500	212,022
	Gold IS Berhad	1,287,600	416,708
	Golden Hope Plantations Berhad	4,290,400	4,917,361
	Golden Hope Plantations Berhad Series A	532,950	599,577
*	Golden Plus Holdings Berhad	201,000	26,031
*	Gopeng Berhad	273,900	34,327
*	Grand United Holdings Berhad	451,100	28,518
*	Gula Perak Berhad	729,750	35,128
	Guthrie Ropel Berhad	191,700	188,950
	Hap Seng Consolidated Berhad	1,499,200	754,704
	Highlands and Lowlands Berhad	3,550,100	4,027,276
*	HIL Industries Berhad	373,285	35,891
*	Ho Hup Construction Co. Berhad	175,100	22,232
*	Ho Wah Genting Berhad	369,000	17,243
	Hong Leong Credit Berhad	1,191,937	1,342,881
	Hong Leong Industries Berhad	708,000	605,594
	Hong Leong Properties Berhad	2,972,341	502,636
	Hume Industries (Malaysia) Berhad	389,967	401,799
	Hwang-DBS (Malaysia) Berhad	654,000	258,037
	IGB Corp. Berhad	8,443,900	2,585,658
	IJM Corp. Berhad	2,370,900	2,920,966
	IJM Plantations Berhad	204,400	64,365
*	Insas Berhad	1,680,000	126,803
	Integrated Logistics Berhad	324,000	151,325
	IOI Properties Berhad	13,600	30,393
	Island & Peninsular Berhad	2,119,623	815,884
*	Jaks Resources Berhad	479,000	64,886
	Jaya Tiasa Holdings Berhad	1,128,700	703,077
	Jerneh Asia Berhad	265,700	146,509
*	Johan Holdings Berhad	228,000	7,056
	Johor Port Berhad	1,549,900	1,001,419
	Johore Tenggara Oil Palm Berhad	464,000	163,618
	K & N Kenanga Holdings Berhad	1,454,300	205,041
	Keck Seng (Malaysia) Berhad	832,900	635,732
	Kedah Cement Holdings Berhad	1,058,307	1,535,781
*	Kejora Harta Berhad	601,000	65,893
	Kian Joo Can Factory Berhad	627,700	543,737
*	KIG Glass Industrial Berhad	260,000	2,437
	Kim Hin Industry Berhad	325,900	127,825
	Kim Loong Resources Berhad	113,000	36,057
*	KLCC Property Holdings Berhad	1,551,300	907,007
	KPJ Healthcare Berhad	478,600	206,083
	Kris Components Berhad	368,377	334,861
	Kuala Lumpur Kepong Berhad	3,820,500	9,557,333
*	Kub Malaysia Berhad	1,863,900	165,286
	Kulim Malaysia Berhad	1,295,725	975,641
*	Kumpulan Emas Berhad	1,268,000	40,966

22

*	Kwantas Corp. Berhad	123,000	131,727
*	Land & General Berhad	2,261,700	100,106
	Landmarks Berhad	1,637,000	396,458
*	Leader Universal Holdings Berhad	1,820,933	177,729
	Leong Hup Holdings Berhad	286,000	203,597
*	Lien Hoe Corp. Berhad	654,850	35,202
	Lingui Development Berhad	2,774,700	709,142
	Lion Diversified Holdings Berhad	2,683,300	2,832,538
	Lion Industries Corp. Berhad	3,771,381	702,991
	Malayan Cement Berhad	67,500	13,543
	Malaysia Building Society Berhad	263,000	45,184
	Malaysia Industrial Development Finance Berhad	5,266,200	1,485,018
	Malaysian Airlines System Berhad	405,000	327,396
*	Malaysian Bulk Carriers Berhad	274,600	168,541
	Malaysian Mosaics Berhad	1,968,000	885,421
	Malaysian National Reinsurance Berhad	949,800	981,116
	Malaysian Plantations Berhad	3,459,600	2,027,763
*	Malaysian Resources Corp. Berhad	2,117,000	324,202
	Maruichi Malaysia Steel Tube Berhad	479,000	120,440
	Matsushita Electric Co. (Malaysia) Berhad	294,980	748,722
	MBM Resources Berhad	349,933	266,051
*	Meda, Inc. Berhad	650,100	25,171
	Mega First Corp. Berhad	448,000	114,830
	Mentakab Rubber Co. (Malaya) Berhad	1,100	519
	Merge Housing Berhad	58,952	16,396
	Metro Kajang Holdings Berhad	535,333	120,225
*	Metroplex Berhad	817,000	13,165
	Mieco Chipboard Berhad	732,600	195,830
	MK Land Holdings Berhad	2,909,100	495,360
	MMC Corp. Berhad	6,727,400	3,949,431
	MTD Infraperdana Berhad	5,891,300	1,668,346
	Muda Holdings Berhad	706,000	59,878
	Muhibbah Engineering Berhad	321,600	63,502
*	MUI Properties Berhad	1,314,000	100,570
*	Mulpha International Berhad	6,934,500	1,313,919
*	Multi-Purpose Holdings Berhad	1,974,000	424,768
	Mutiara Goodyear Development Berhad	247,900	30,965
	MWE Holdings Berhad	458,000	81,465
	Mycron Steel Berhad	119,750	21,994
	Naluri Berhad	2,329,400	331,939
*	Nam Fatt Berhad	286,100	29,504
	Narra Industries Berhad	154,200	54,783
	NCB Holdings Berhad	2,363,700	1,589,755
	Negri Sembilan Oil Palms Berhad	167,600	115,898
	New Straits Times Press (Malaysia) Berhad	1,101,400	669,418
	Nylex (Malaysia) Berhad	109,750	28,315
	Oriental Holdings Berhad	2,837,416	3,145,445
	Oriental Interest Berhad	170,000	64,999
	OSK Holdings Berhad	3,278,418	1,165,523
	OSK Property Holdings Berhad	186,678	68,931
	Pacific & Orient Berhad	253,169	122,041
*	Pacificmas Berhad	55,900	90,213
*	Pan Malaysia Cement Works Berhad	1,271,800	144,849
*	Paracorp Berhad	252,000	6,133

23

	Paramount Corp. Berhad	203,900	113,551
	PBA Holdings Berhad	1,502,500	576,795
*	Pernas International Holdings Berhad	2,831,300	498,420
	Petaling Garden Berhad	871,000	333,999
	Petronas Dagangan Berhad	332,800	376,734
	Phileo Allied Berhad	2,929,100	3,356,213
*	Pilecon Engineering Berhad	210,000	4,488
	PJ Development Holdings Berhad	1,043,900	123,570
	PK Resources Berhad	25,000	3,581
	PPB Group Berhad	6,613,166	7,326,629
*	Premium Nutrients Berhad	513,100	25,974
*	Prime Utilities Berhad	46,000	5,522
*	Promet Berhad	140,000	0
	Proton Holdings Berhad	1,881,500	2,807,536
	Pulai Springs Berhad	159,800	59,008
	Ranhill Berhad	1,381,800	539,584
	RHB Capital Berhad	11,729,900	7,768,690
	Road Builders (Malaysia) Holdings Berhad	2,634,300	1,352,529
	Sapura Telecommunications Berhad	155,152	32,985
	Sarawak Enterprise Corp. Berhad	4,271,000	1,419,604
	Sarawak Oil Palms Berhad	139,500	70,278
	Scientex, Inc. Berhad	116,000	86,556
	Selangor Dredging Berhad	619,000	61,449
	Shangri-La Hotels (Malaysia) Berhad	706,000	258,363
	SHL Consolidated Berhad	943,700	293,356
*	Silverstone Corp. Berhad	8,690	346
	Sime Darby Berhad	355,980	593,721
*	Sime Engineering Services Berhad	222,000	53,013
*	South East Asia Lumber, Inc. Berhad	228,800	19,097
	Southern Acids (Malaysia) Berhad	44,000	21,072
	Southern Bank Berhad (Foreign)	1,854,950	2,024,961
	Southern Steel Berhad	521,000	114,841
	Store Corp. Berhad	124,630	90,126
	Subur Tiasa Holdings Berhad	438,600	320,235
*	Sumatec Resources Berhad	571,700	120,341
	Sunrise Berhad	1,309,100	597,344
	Sunway City Berhad	2,117,100	960,757
	Sunway Holdings, Inc. Berhad	1,622,300	200,571
	Suria Capital Holdings Berhad	1,181,600	170,768
	TA Enterprise Berhad	7,163,300	1,214,349
*	Talam Corp. Berhad	139,050	8,563
*	Tamco Corp. Holdings Berhad	219,500	21,604
	Tan Chong Motor Holdings Berhad	3,485,700	1,414,252
	Tekala Corp. Berhad	337,700	86,237
*	Time Dotcom Berhad	8,911,700	1,106,943
	Tiong Nam Transport Holdings Berhad	171,500	29,861
	Tradewinds (Malaysia) Berhad	782,900	528,949
*	Trengganu Development & Management Berhad	534,400	109,680
	Tronoh Mines Malaysia Berhad	508,500	481,774
	UAC Berhad	49,800	65,418
	UDA Holdings Berhad	875,200	469,599
	UEM World Berhad	5,673,800	709,688
	UMW Holdings Berhad	3,008,943	5,829,970
	Unico-Desa Plantations Berhad	2,705,000	345,101

24

	Union Paper Holdings Berhad	1,014,100	161,405
	Uniphone Telecommunications Berhad	286,800	28,324
	Unisem (M) Berhad	1,883,900	891,791
	United Malacca Rubber Estates Berhad	310,800	366,707
	United Plantations Berhad	821,200	1,569,528
*	Utama Banking Group Berhad	955,000	138,403
	VS Industry Berhad	285,500	99,349
	Warisan TC Holdings Berhad	109,850	47,820
	Worldwide Holdings Berhad	418,600	219,272
	WTK Holdings Berhad	619,400	656,488
	Yeo Hiap Seng (Malaysia) Berhad	296,100	158,833
	YTL Corp. Berhad	2,986,700	4,179,311
	Yu Neh Huat Berhad	748,600	255,628
TOTAL COMMON STOCKS			152,994,054

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1 08/03/13	1,526,067	32,863
*	Malayan United Industries Berhad A2 08/03/13	1,526,067	28,755
TOTAL PREFERRED STOCKS			61,618

RIGHTS/WARRANTS — (0.0%)
*	Melewar Industrial Group Berhad Warrants 06/14/10	95,800	4,642
*	Mieco Chipboard Berhad Warrants 04/21/09	76,000	6,035
*	Sarawak Oil Palms Berhad Warrants 2010	23,250	3,755
TOTAL RIGHTS/WARRANTS			14,432

TOTAL — MALAYSIA			153,070,104

ISRAEL — (4.4%)
COMMON STOCKS — (4.4%)
*	Afcon Industries, Ltd.	2,102	9,613
	Albad Massuot Yitzhak, Ltd.	30,729	262,370
	American Israeli Paper Mills, Ltd.	23,254	1,033,739
*	Ashtrom Properties, Ltd.	171,400	80,279
	Azorim Investment Development & Construction Co., Ltd.	299,403	3,116,147
	Bank Hapoalim, Ltd.	7,678,458	35,140,806
	Bank Leumi Le-Israel	8,338,290	30,086,880
	Bank of Jerusalem, Ltd.	71,150	100,060
*	Baran Group, Ltd.	94,200	1,045,934
	Blue Square Chain Stores Properties & Investments, Ltd.	33,400	299,234
	CLAL Industries, Ltd.	773,796	3,577,197
*	Delta Galil Industries, Ltd.	105,248	665,573
	Discount Investment Corp.	130,152	2,702,862
*	Discount Mortgage Bank, Ltd.	3,611	436,897
	Elbit Medical Imaging, Ltd.	168,210	2,752,096
*	Electra (Israel), Ltd.	10,816	905,993
*	Electra Consumer Products	63,603	364,866
	Elron Electronic Industries, Ltd.	202,296	2,125,138
*	Feuchtwanger Investments 1984, Ltd.	10,500	27
*	First International Bank of Israel, Ltd.	550,597	1,124,855
*	First International Bank of Israel, Ltd. Par Value $0.05	294,660	3,035,559

25

	Formula Systems (1985), Ltd.	93,700	971,193
*	Formula Vision Technologies, Ltd.	1,953	1,348
*	Global Trade Centre Real Estate NV	3,052	16,889
*	Granite Hacarmel Investments, Ltd.	142,500	177,968
	IDB Development Corp., Ltd. Series A	217,003	5,583,758
	Industrial Building Corp., Ltd.	937,191	1,297,337
	Israel Cold Storage & Supply Co., Ltd.	7,000	47,485
	Israel Corp., Ltd. Series A	4,000	1,335,613
*	Israel Land Development Co., Ltd.	234,969	807,848
	Israel Petrochemical Enterprises, Ltd.	238,177	1,883,205
*	Israel Steel Mills, Ltd.	97,000	804
*	J.O.E.L. Jerusalem Oil Exploration, Ltd.	27,096	224,201
*	Kardan Israel, Ltd.	2,237	5,860
	Knafaim-Arkia Holdings, Ltd.	117,857	1,251,407
*	Koor Industries, Ltd.	125,769	5,858,212
	Leader Holding & Investments, Ltd.	166,882	312,135
*	Liberty Properties, Ltd.	3,457	26,107
	M.A.Industries, Ltd.	227,355	1,128,060
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	65,303
*	Metalink, Ltd.	21,794	98,490
*	Middle East Tube Co., Ltd.	46,200	58,358
	Miloumor, Ltd.	50,403	155,327
	Minrav Holdings, Ltd.	2,000	66,394
*	Naphtha Israel Petroleum Corp.	323,900	88,387
*	Nice Systems, Ltd.	41,930	2,183,738
*	OCIF Investments and Development, Ltd.	11,658	216,656
	Otzar Hashilton Hamekomi, Ltd.	1,050	78,519
*	Packer Plada, Ltd.	4,006	178,354
	Polgat Industries, Ltd. Series A	87,600	40,552
	Property and Building Corp., Ltd.	11,288	1,080,763
*	Scitex Corp., Ltd.	365,565	2,099,605
	Shrem Fudim Kelner & Co., Ltd.	101,645	359,586
	Suny Electronic Inc., Ltd.	129,761	473,244
	Super-Sol, Ltd. Series B	793,301	2,143,301
*	Team Computer & Systems, Ltd.	7,900	85,712
*	Tower Semiconductor, Ltd.	400,150	553,101
*	TTI Team Telecom International, Ltd. ADR	16,590	63,872
*	Union Bank of Israel, Ltd.	373,011	2,024,265
*	United Mizrahi Bank, Ltd.	1,263,799	7,087,899
*	Urdan Industries, Ltd.	183,950	111,981
*	Ytong Industries, Ltd.	174,250	148,343
TOTAL COMMON STOCKS			129,257,305

RIGHTS/WARRANTS — (0.0%)
*	GTC Warrants 10/06/06	91	0

TOTAL — ISRAEL			129,257,305

CZECH REPUBLIC — (3.9%)
COMMON STOCKS — (3.9%)
*	Cesky Telecom A.S.	937,593	21,040,242
	CEZ A.S.	2,744,208	95,645,472
TOTAL — CZECH REPUBLIC			116,685,714

26

POLAND — (3.3%)
COMMON STOCKS — (3.3%)
*	Amica Wronki SA	174,355	1,185,488
	Bank Millennium SA	6,521,691	13,239,279
	Bank Przemyslowo Handlowy BPH SA	9,050	2,255,776
*	Budimex SA	124,553	1,712,583
	Debica SA	78,669	1,560,478
*	Echo Investment SA	18,923	1,324,861
	Elektrobudowa SA	31,748	430,287
	Fabryki Mebli Forte SA	36,826	169,394
*	Huta Ferrum SA	4,233	18,025
	Impexmetal SA	241,068	10,346,761
*	Kredyt Bank SA	65,207	317,986
	Kroscienskie Huty Szkla Krosno SA	39,841	89,923
	Lentex SA	79,285	376,931
*	Mostostal Export SA	654,595	438,196
*	Mostostal Warszawa SA	183,300	769,920
*	Mostostal Zabrze Holding SA	140,376	126,970
	Netia Holdings SA	2,359,610	3,670,989
	Orbis SA	668,253	8,595,541
	Polski Koncern Naftowy Orlen SA	2,246,153	41,307,147
	Prokom Software SA	50,388	2,383,932
*	Prosper SA	13,767	58,705
	Przedsiebiorstwo Farmaceutyczne JELFA SA	139,333	4,050,523
*	Raciborska Fabryka Kotlow SA	291,972	2,267,241
TOTAL COMMON STOCKS			96,696,936

RIGHTS/WARRANTS — (0.0%)
*	Mostostal Warszawa SA Series A Rights 03/09/06	183,300	54,289

TOTAL — POLAND			96,751,225

HUNGARY — (3.1%)
COMMON STOCKS — (3.1%)
*	BorsodChem RT	467,775	5,517,091
*	Danubius Hotel & Spa RT	156,154	4,253,411
	Egis RT	115,885	16,871,101
*	Fotex RT	971,495	2,998,407
	Gedeon Richter RT	6,647	1,354,528
*	Globus Konzervipari RT	180,413	378,647
*	Linamar Hungary Autoipari es G	100,770	782,034
	Magyar olaj-Es Gazipari RT	489,756	50,580,884
*	Pannonplast RT	110,028	1,266,311
*	RABA RT	380,062	1,161,374
*	Synergon Information Systems Ltd., Budapest	134,656	404,872
*	Tiszai Vegyi Kombinat RT	253,242	6,182,471
	Zwack Unicum RT	387	20,934
TOTAL — HUNGARY			91,772,065

27

THAILAND — (3.1%)
COMMON STOCKS — (3.1%)
*	Adkinson Securities Public Co., Ltd. (Foreign)	1,753,500	466,285
*	Advance Agro Public Co., Ltd. (Foreign)	1,859,030	1,247,751
	Aromatics (Thailand) Public Co., Ltd. (Foreign)	1,116,100	799,049
	Bangkok Bank Public Co., Ltd. (Foreign)	229,700	745,894
	Bangkok Expressway Public Co., Ltd. (Foreign)	5,353,500	3,038,806
	Bangkok Insurance Public Co., Ltd. (Foreign)	60,600	452,447
*	Bangkok Land Public Co., Ltd. (Foreign)	39,735,803	772,161
	Bank of Ayudhya Public Co., Ltd. (Foreign)	16,377,100	7,537,402
	Banpu Public Co., Ltd. (Foreign)	1,454,300	5,354,620
	Big C Supercenter Public Co., Ltd. (Foreign)	1,274,800	1,075,643
	Cal-Comp Electronics (Thailand) Public Co., Ltd. (Foreign)	10,961,500	1,031,407
	Capital Nomura Securities Public Co., Ltd. (Foreign)	370,100	406,911
	Central Plaza Hotel Public Co., Ltd. (Foreign)	723,000	647,021
	Charoen Pokphand Foods Public Co., Ltd. (Foreign)	27,910,440	3,853,653
	Delta Electronics (Thailand) Public Co., Ltd. (Foreign)	3,889,700	2,038,835
	Eastern Water Resources Development & Management Public Co., Ltd. (Foreign)	9,535,200	980,095
	Erawan Group Public Co., Ltd. (Foreign)	2,475,200	189,864
	Finansa Public Co., Ltd. (Foreign)	213,400	85,120
*	GFPT Public Co., Ltd. (Foreign)	319,500	130,708
*	Golden Land Property Development Public Co., Ltd. (Foreign)	232,500	65,392
	Hana Microelectronics Public Co., Ltd. (Foreign)	935,000	669,394
	Hermraj Land & Development Public Co., Ltd. (Foreign)	15,788,300	431,948
	ICC International Public Co., Ltd. (Foreign)	2,755,000	2,896,941
*	Jasmine International Public Co., Ltd. (Foreign)	23,119,600	283,749
	Kang Yong Electric Public Co., Ltd. (Foreign)	236,200	368,402
	Kasikornbank Public Co., Ltd. (Foreign)	1,530,000	2,699,310
	KCE Electronics Public Co., Ltd. (Foreign)	520,000	76,451
	KGI Securities One Public Co., Ltd. (Foreign)	6,011,800	359,693
	Kiatnakin Finance Public Co., Ltd. (Foreign)	977,100	936,877
	Krung Thai Bank Public Co., Ltd. (Foreign)	29,431,100	9,331,262
	Krungthai Card Public Co., Ltd. (Foreign)	612,600	395,504
	Laguna Resorts & Hotels Public Co., Ltd. (Foreign)	545,800	683,820
	Loxley Public Co., Ltd. (Foreign)	5,492,700	382,003
	MBK Development Public Co., Ltd. (Foreign)	307,400	373,344
*	Millennium Steel Public Co., Ltd. (Foreign)	11,139,300	321,846
	MK Real Estate Development Public Co., Ltd. (Foreign)	1,911,100	144,640
*	M-Link Asia Corp. Public Co., Ltd.	812,600	54,437
	Modernform Group Public Co., Ltd. (Foreign)	46,000	45,283
	Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)	134,300	892,815
*	Nakornthai Strip Mill Public Co., Ltd. (Foreign)	29,133,700	439,501
	National Finance and Securities Public Co., Ltd. (Foreign)	9,726,200	3,705,456
*	Natural Park Public Co., Ltd. (Foreign)	13,325,200	340,711
*	Pacific Assets Public Co., Ltd. (Foreign)	380,000	36,144
	Padaeng Industry Public Co., Ltd. (Foreign)	1,600,800	925,034
*	PTT Chemical Public Co., Ltd. (Foreign)	3,156,210	6,859,572
	Quality Houses Public Co., Ltd. (Foreign)	21,805,500	674,627
	Regional Container Lines Public Co., Ltd. (Foreign)	6,950,000	4,122,731
	Rojana Industrial Park Public Co., Ltd. (Foreign)	222,600	67,731

28

	Saha Pathana Inter-Holding Public Co., Ltd. (Foreign)	3,316,000	1,441,370
	Saha Pathanapibul Public Co., Ltd. (Foreign)	1,367,000	554,000
	Saha-Union Public Co., Ltd. (Foreign)	3,025,300	1,307,276
*	Sahaviriya Steel Industries Public Co., Ltd. (Foreign)	25,681,200	748,570
	Sansiri Public Co., Ltd. (Foreign)	3,262,200	300,279
	Seamico Securities Public Co., Ltd. (Foreign)	1,130,400	123,127
*	Shinawatra Satellite Public Co., Ltd. (Foreign)	939,100	302,548
	Siam Commercial Bank Public Co., Ltd. (Foreign)	4,716,800	7,899,524
	Siam Food Products Public Co., Ltd. (Foreign)	97,100	111,723
	Siam Industrial Credit Public Co., Ltd. (Foreign)	4,478,950	647,049
	Siam Makro Public Co., Ltd. (Foreign)	331,200	592,790
	Sri Trang Agro Industry Public Co., Ltd. (Foreign)	305,431	98,400
	Supalai Public Co., Ltd. (Foreign)	2,240,266	184,445
	Thai Plastic & Chemicals Public Co., Ltd. (Foreign)	1,454,600	628,554
	Thai Rayon Public Co., Ltd. (Foreign)	165,000	151,879
	Thai Rung Union Car Public Co., Ltd. (Foreign)	5,386,250	785,007
	Thai Wacoal Public Co., Ltd. (Foreign)	93,300	80,811
*	Tipco Asphalt Public Co., Ltd. (Foreign)	246,356	115,903
*	TPI Polene Public Co., Ltd. (Foreign)	4,168,162	2,376,630
*	Tuntex (Thailand) Public Co., Ltd. (Foreign)	1,987,600	97,576
	Tycoons Worldwide Group Public Co., Ltd. (Foreign)	1,243,300	259,087
*	United Communication Industry Public Co., Ltd. (Foreign)	864,400	1,099,563
	Vanachai Group Public Co., Ltd. (Foreign)	1,774,400	251,801
	Vinythai Public Co., Ltd. (Foreign)	4,096,017	1,026,361
TOTAL COMMON STOCKS			90,622,563

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land Public Co., Ltd. (Foreign) Warrants 2006	3,987,330	0
*	Modernform Group Public Co., Ltd. (Foreign) Warrants 11/30/07	4,600	182
TOTAL RIGHTS/WARRANTS			182

TOTAL — THAILAND			90,622,745

INDONESIA — (2.9%)
COMMON STOCKS — (2.9%)
*	PT Apac Centretex Corporation Tbk	774,000	5,894
	PT Asahimas Flat Glass Tbk	5,333,500	2,075,311
	PT Astra Agro Lestari Tbk	5,650,000	3,611,490
	PT Astra Graphia Tbk	18,779,000	611,052
	PT Bank Pan Indonesia Tbk	113,482,661	5,342,466
	PT Berlian Laju Tanker Tbk	54,456,800	8,209,126
	PT Bhakti Investama Tbk	31,933,500	590,851
	PT Branta Mulia Tbk	180,000	24,601
*	PT Budi Acid Jaya Tbk	6,410,000	69,365
*	PT Charoen Pokphand Indonesia Tbk	13,979,000	546,233
	PT Clipan Finance Indonesia Tbk	12,461,000	451,215
*	PT Davomas Adabi Tbk	71,017,500	689,656
	PT Dynaplast Tbk	3,040,000	345,962
*	PT Ever Shine Textile Tbk	19,347,215	179,092
*	PT Great River International Tbk	1,788,000	89,570
*	PT GT Petrochem Industries Tbk	588,500	20,574
*	PT Hero Supermarket Tbk	220,000	142,554

29

	PT Indorama Synthetics Tbk	7,901,320	395,058
	PT International Nickel Indonesia Tbk	7,522,000	12,758,562
	PT Jaya Real Property Tbk	5,189,500	1,041,284
*	PT Karwell Indonesia Tbk	1,466,500	22,359
*	PT Kawasan Industry Jababeka Tbk	534,000	6,360
	PT Lautan Luas Tbk	7,721,000	418,169
	PT Matahari Putra Prima Tbk	12,852,500	1,099,076
	PT Mayorah Indah Tbk	8,497,572	673,633
	PT Medco Energi International Tbk	31,249,000	14,012,248
	PT Metrodata Electronics Tbk	18,582,000	150,876
*	PT Modern Photo Tbk	1,266,500	74,480
*	PT Mutlipolar Corporation Tbk	7,188,750	109,106
*	PT Panasia Indosyntec Tbk	403,200	18,113
	PT Panin Insurance Tbk	27,086,000	848,697
*	PT Samudera Indonesia Tbk	154,000	161,151
	PT Selamat Semp Tbk	10,624,000	357,005
	PT Semen Gresik Tbk	8,421,591	21,255,563
*	PT Sinar Mas Agro Resources & Technology Tbk	8,442,900	1,411,596
	PT Summarecon Agung Tbk	2,250,000	207,060
*	PT Sunson Textile Manufacturer Tbk	6,012,000	227,963
*	PT Suparma Tbk	3,995,345	74,140
*	PT Surya Dumai Industri Tbk	5,145,000	201,710
	PT Surya Toto Indonesia Tbk	46,400	30,319
	PT Tempo Scan Pacific Tbk	6,466,000	4,752,371
	PT Tigaraksa Satria Tbk	684,000	22,347
	PT Timah Tbk	5,855,000	1,300,273
	PT Trias Sentosa Tbk	29,527,200	463,734
	PT Trimegah Sec Tbk	34,298,000	556,720
	PT Tunas Ridean Tbk	10,810,000	753,139
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	373,555
	PT Unggul Indah Corp. Tbk	371,435	118,317

TOTAL — INDONESIA			86,899,996

CHILE — (2.0%)
COMMON STOCKS — (2.0%)
	Banco de Credito e Inversiones SA Series A	54,733	1,460,252
	Banmedica SA	347,000	301,885
	CAP SA (Compania de Aceros del Pacifico)	199,310	2,909,213
	Cementos Bio-Bio SA	104,629	251,838
	Cervecerias Unidas SA	143,000	771,329
	Consumidores de Gas de Santiago SA	103,000	527,695
	Corpbanca SA	110,615,953	620,176
	Cristalerias de Chile SA	49,852	520,446
	CTI SA (Cia Tecno Industrial)	4,900,000	118,415
	Empresa Nacional de Electricidad SA	2,694,503	2,833,851
	Empresa Nacional de Telecomunicaciones SA	116,880	1,242,803
	Empresas CMPC SA	313,629	8,549,384
	Empresas Copec SA	947,488	8,937,253
	Empresas Iansa SA	14,549,981	2,657,956
	Enersis SA	31,903,095	7,876,317
	Industrias Forestales Inforsa SA	2,387,597	554,375
*	Inversiones Frimetal SA	4,900,000	0

30

*	Madeco Manufacturera de Cobre SA	14,088,116	1,225,101
*	Masisa SA	3,620,083	748,862
	Minera Valparaiso SA	7,500	130,498
	Parque Arauco SA	543,207	367,564
	Sociedad Industrial Pizarreno SA	63,000	166,863
	Sociedad Quimica y Minera de Chile SA Series A	43,364	511,398
	Sociedad Quimica y Minera de Chile SA Series B	945,090	11,538,411
	Soquimic Comercial SA	150,000	39,149
	Sud Americana de Vapores SA	934,300	1,452,252
	Telecomunicaciones de Chile SA Series A	1,125,902	2,448,796
	Telecomunicaciones de Chile SA Series B	372,166	737,497
	Vina de Concha y Toro SA	350,000	510,875
	Vina San Pedro SA	8,300,000	81,837
	Vina Sta Carolina SA Series A	163,489	101,143

TOTAL — CHILE			60,193,434

UNITED STATES — (1.4%)
COMMON STOCKS — (1.4%)
*	Enersis SA ADR	106,100	1,301,847
	POSCO Sponsored ADR	714,500	41,755,380

TOTAL — UNITED STATES			43,057,227

PHILIPPINES — (1.2%)
COMMON STOCKS — (1.2%)
	Aboitiz Equity Ventures, Inc.	5,782,000	540,262
	Alaska Milk Corp.	7,953,000	552,365
*	Alsons Consolidated Resources, Inc.	16,904,000	158,885
	Bacnotan Consolidated Industries, Inc.	1,696,970	282,344
*	Belle Corp.	30,800,000	584,930
*	Cebu Holdings, Inc.	7,763,250	256,244
*	Digital Telecommunications (Philippines), Inc.	131,630,000	2,290,291
	Equitable PCI Bank, Inc.	2,841,900	3,526,500
*	Fil-Estate Land, Inc.	3,196,340	26,522
*	Filinvest Development Corp.	5,283,500	184,754
*	Filinvest Land, Inc.	189,880,125	4,455,620
*	Filipina Water Bottling Corp.	5,471,786	0
*	First E-Bank Corp.	409,000	7,951
	First Philippines Holdings Corp.	136,800	109,652
	Keppel Philippines Marine, Inc.	9,725,165	142,570
*	Kuok Philippine Properties, Inc.	4,300,000	17,383
*	Megaworld Properties & Holdings, Inc.	215,844,000	5,726,725
	Metro Bank and Trust Co.	811,620	547,155
*	Mondragon International Philippines, Inc.	2,464,000	5,957
	Petron Corp.	15,160,000	1,330,856
*	Philippine National Bank	3,619,900	2,170,142
*	Philippine National Construction Corp.	398,900	19,675
*	Philippine Realty & Holdings Corp.	20,930,000	85,235
	Philippine Savings Bank	1,095,390	741,560
*	Prime Orion Philippines, Inc.	14,400,000	66,191
*	RFM Corp.	2,488,200	35,390

31

	Robinson’s Land Corp. Series B	16,019,000	2,010,072
	Security Bank Corp.	2,713,200	1,971,796
	SM Development Corp.	21,996,400	635,669
*	Solid Group, Inc.	19,668,000	188,553
	Soriano (A.) Corp.	20,195,000	904,037
	Union Bank of the Philippines	547,400	354,273
	Universal Robina Corp.	18,561,345	6,534,937
*	Urban Bank, Inc.	14,950	144

TOTAL — PHILIPPINES			36,464,640

ARGENTINA — (0.5%)
COMMON STOCKS — (0.5%)
	Acindar Industria Argentina de Aceros SA Series B	824,256	1,404,475
*	Alpargatas SA Industrial y Comercial	6,363	9,604
*	Banco Frances del Rio de la Plata SA	163,135	396,134
*	Banco Suquia SA	327,868	51,786
*	Capex SA Series A	131,575	243,507
*	Celulosa Argentina SA Series B	14,412	12,003
*	Central Costanera SA Series B	261,000	282,326
*	Central Puerto SA Series B	141,000	89,983
	Cresud SA Comercial Industrial Financiera y Agropecuaria	461,252	631,402
	DYCASA SA (Dragados y Construcciones Argentina) Series B	55,000	58,178
*	IRSA Inversiones y Representaciones SA	1,196,421	1,477,426
*	Juan Minetti SA	789,693	856,738
	Ledesma S.A.A.I.	885,405	548,093
*	Metrogas SA Series B	176,000	69,076
*	Molinos Rio de la Plata SA Series B	502,274	693,968
*	Polledo SA Industrial y Constructora y Financiera	50,000	9,493
	Siderar S.A.I.C. Series A	534,314	4,492,498
	Solvay Indupa S.A.I.C.	1,249,322	1,355,389
	Tenaris SA	140,000	2,159,908
*	Transportadora de Gas del Sur SA Series B	379,679	387,684

TOTAL — ARGENTINA			15,229,671

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.0%)

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $29,888,000 FHLMC Notes 4.00%, 09/22/09, valued at $29,477,040) to be repurchased at $29,044,549	$29,041	29,041,000

TOTAL INVESTMENTS - (100.0%)
(Cost $1,839,367,645)##		$2,970,091,232

32

Organizational Note

Dimensional Emerging Markets Value Fund Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940.  The Fund’s advisor is Dimensional Fund Advisors Inc.

Security Valuation Note

Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean of the most recent quoted bid and asked prices.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.  Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated.  When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the Fund is computed.  Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available.  The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges.  For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Federal Tax Cost Note

At February 28, 2006, the total cost of securities for federal income tax purposes was $1,840,252,367 for Dimensional Emerging Markets Value Fund Inc.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

(a)           Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President,
Chief Executive Officer and Chief Investment Officer

Date: April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
Dimensional Investment Group Inc.

Date: April 24, 2006

By:	/s/ Michael T. Scardina
Michael T. Scardina
Principal Financial Officer
Dimensional Investment Group Inc.

Date: April 24, 2006